UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o: State Street Bank and Trust Company
100 Summer Street, 4th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)
The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)
Registrant's telephone number, including area code:		(415) 670-2000
Date of fiscal year end:	February 29, 2020
Date of reporting period:	February 29, 2020

Item 1. Reports to Stockholders.

Copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

FEBRUARY 29, 2020

2020 Annual Report

iShares Trust

•	iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ

•	iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ
•	iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ
•	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
•	iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ
•	iShares Short Treasury Bond ETF | SHV | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Treasury Bond Market Overview

The ICE U.S. Treasury Core Bond Index returned 12.17% for the 12 months ended February 29, 2020 (“reporting period”), slightly ahead of the 11.68% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. taxable bond performance.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, U.S. Treasuries benefited from declining interest rates and investors’ search for yield. While U.S. Treasury yields were low by historical standards, they were higher than those of many sovereign bonds issued by governments of other developed economies, some of which offered negative yields. Strong demand supported U.S. Treasury prices despite robust issuance to fund government deficit spending.An investor shift toward less volatile assets starting in late January 2020 led U.S. Treasury bond prices sharply higher as yields declined to historic lows, driven by fears of a prolonged disruption of worldwide economic activity due to the coronavirus. The Fed’s commitment to economic stimulus in the wake of the coronavirus outbreak further supported U.S. Treasury prices.

For the reporting period, the three-month U.S. Treasury yield declined from 2.43% to 1.27%, while the two-year U.S. Treasury yield declined from 2.52% to 0.91%, reflecting the Fed’s interest rate decreases. Intermediate- and long-term U.S. Treasury yields also declined, supported by risk avoidance and sharply declining inflation expectations late in the reporting period. The 10-year U.S. Treasury yield declined from 2.72% to 1.15%, while the 30-year U.S. Treasury yield declined from 3.09% to 1.65%. The yield curve (a graphical representation of the difference between the 10-year and two-year U.S. Treasury yields) inverted briefly (i.e., turned negative) in August 2019 before steepening later in the reporting period.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® 1-3 Year Treasury Bond ETF

Investment Objective

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.53%	1.48%	1.15%	4.53%	7.65%	12.07%
Fund Market	4.54	1.49	1.15	4.54	7.67	12.07
Index	4.72	1.63	1.28	4.72	8.39	13.59

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 1-3 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,017.50	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

4	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® 1-3 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
0-1 Year	0.3%
1-2 Years	49.9
2-3 Years	49.8
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 2.25%, 04/30/21	8.5%
U. S. Treasury Note/Bond, 2.13%, 05/15/22	5.7
U. S. Treasury Note/Bond, 1.63%, 11/15/22	5.7
U. S. Treasury Note/Bond, 1.88%, 04/30/22	5.5
U. S. Treasury Note/Bond, 2.50%, 01/15/22	4.9

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® 3-7 Year Treasury Bond ETF

Investment Objective

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.31%	2.77%	3.01%	9.31%	14.65%	34.52%
Fund Market	9.36	2.78	3.02	9.36	14.68	34.66
Index	9.44	2.88	3.12	9.44	15.28	35.91

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 3-7 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,029.10	$0.76		$1,000.00	$1,024.10	$0.75		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

6	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® 3-7 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
2-3 Years	1.8%
3-4 Years	31.7
4-5 Years	28.8
5-6 Years	17.9
6-7 Years	14.3
7-8 Years	5.5
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 2.38%, 08/15/24	9.7%
U. S. Treasury Note/Bond, 2.25%, 11/15/25	7.5
U. S. Treasury Note/Bond, 2.25%, 02/15/27	7.1
U. S. Treasury Note/Bond, 2.00%, 02/15/25	6.1
U. S. Treasury Note/Bond, 2.38%, 05/15/27	5.5

(a)	Excludes money market funds.

F u n d S u m m a r y	7

Fund Summary as of February 29, 2020	iShares® 7-10 Year Treasury Bond ETF

Investment Objective

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.94%	3.76%	4.78%	14.94%	20.26%	59.58%
Fund Market	14.93	3.74	4.80	14.93	20.15	59.83
Index	15.09	3.84	4.88	15.09	20.74	60.97

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,039.20	$0.76		$1,000.00	$1,024.10	$0.75		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

8	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® 7-10 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
7-8 Years	26.3%
8-9 Years	54.3
9-10 Years	19.3
10-11 Years	0.1
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 3.13%, 11/15/28	14.1%
U. S. Treasury Note/Bond, 2.63%, 02/15/29	13.9
U. S. Treasury Note/Bond, 2.88%, 05/15/28	12.8
U. S. Treasury Note/Bond, 2.88%, 08/15/28	12.3
U. S. Treasury Note/Bond, 2.38%, 05/15/29	11.6

(a)	Excludes money market funds.

F u n d S u m m a r y	9

Fund Summary as of February 29, 2020	iShares® 10-20 Year Treasury Bond ETF

Investment Objective

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	22.28%	5.06%	6.25%	22.28%	27.99%	83.38%
Fund Market	22.47	5.07	6.29	22.47	28.04	83.97
Index	22.45	5.17	6.36	22.45	28.64	85.34

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury 10-20 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,053.50	$0.77		$1,000.00	$1,024.10	$0.75		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

10	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® 10-20 Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
8-9 Years	2.6%
9-10 Years	4.8
10-11 Years	3.9
15-16 Years	20.1
16-17 Years	1.0
17-18 Years	20.9
18-19 Years	6.5
19-20 Years	40.2
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 4.38%, 11/15/39	24.9%
U. S. Treasury Note/Bond, 4.50%, 02/15/36	20.1
U. S. Treasury Note/Bond, 4.38%, 02/15/38	18.9
U. S. Treasury Note/Bond, 4.25%, 05/15/39	15.3
U. S. Treasury Note/Bond, 4.50%, 05/15/38	6.5

(a)	Excludes money market funds.

F u n d S u m m a r y	11

Fund Summary as of February 29, 2020	iShares® 20+ Year Treasury Bond ETF

Investment Objective

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	32.29%	6.30%	8.44%	32.29%	35.73%	124.92%
Fund Market	32.40	6.31	8.50	32.40	35.81	126.09
Index	32.53	6.41	8.55	32.53	36.43	127.22

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,053.50	$0.77		$1,000.00	$1,024.10	$0.75		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

12	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® 20+ Year Treasury Bond ETF

Portfolio Information

ALLOCATION BY MATURITY
Maturity	Percent of Total Investment	(a)
15-20 Years	0.7%
20-25 Years	40.7
25-30 Years	58.6
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U. S. Treasury Note/Bond, 3.00%, 08/15/48	9.2%
U. S. Treasury Note/Bond, 2.50%, 02/15/46	7.0
U. S. Treasury Note/Bond, 3.13%, 08/15/44	6.4
U. S. Treasury Note/Bond, 2.50%, 05/15/46	6.3
U. S. Treasury Note/Bond, 2.88%, 05/15/43	6.3

(a)	Excludes money market funds.

F u n d S u m m a r y	13

Fund Summary as of February 29, 2020	iShares® Short Treasury Bond ETF

Investment Objective

The iShares ShortTreasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the ICE U.S. Treasury Short Bond Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.31%	1.10%	0.57%	2.31%	5.60%	5.87%
Fund Market	2.32	1.10	0.57	2.32	5.62	5.85
Index	2.43	1.24	0.70	2.43	6.34	7.26

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Short Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Short Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,010.00	$0.75		$1,000.00	$1,024.10	$0.75		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 16 for more information.

14	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® Short Treasury Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Total Investments	(a)
U. S. Government Obligations	100.0%
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
U. S. Treasury Bill, 1.60%, 04/02/20.	9.8%
U. S. Treasury Note/Bond, 2.00%, 11/30/20	6.8
U. S. Treasury Note/Bond, 2.13%, 08/31/20	6.3
U. S. Treasury Note/Bond, 1.50%, 05/31/20	5.7
U. S. Treasury Note/Bond, 1.38%, 05/31/20	5.3

(a)	Excludes money market funds.

F u n d S u m m a r y	15

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® 1-3 Year Treasury Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.8%
U.S. Treasury Note/Bond
1.13%, 03/31/20	$3	$2,999
1.13%, 04/30/20	1	999
1.13%, 02/28/21	7,807	7,809,135
1.13%, 08/31/21	652,752	654,128,902
1.25%, 03/31/21	517,655	518,685,967
1.25%, 10/31/21	49,280	49,528,325
1.38%, 03/31/20	19	18,999
1.38%, 04/30/20	450	449,948
1.38%, 05/31/20	594	593,884
1.38%, 08/31/20	334	334,261
1.38%, 09/30/20	160	160,113
1.38%, 01/31/21	122	122,286
1.38%, 04/30/21	555,384	557,249,746
1.38%, 10/15/22	324,457	328,588,759
1.38%, 02/15/23	300,000	304,382,814
1.50%, 04/15/20	1	1,000
1.50%, 05/15/20	293	292,989
1.50%, 05/31/20	266	266,010
1.50%, 06/15/20	870	870,306
1.50%, 07/15/20(a)	449	449,316
1.50%, 01/31/22	100,130	101,244,728
1.50%, 08/15/22	101,323	102,854,719
1.50%, 01/15/23	50,648	51,534,340
1.50%, 02/28/23	100,000	101,824,219
1.63%, 03/15/20	1	1,000
1.63%, 06/30/20	232	232,227
1.63%, 07/31/20	128	128,190
1.63%, 10/15/20	76	76,181
1.63%, 11/30/20	840	842,855
1.63%, 08/15/22	34,974	35,606,538
1.63%, 08/31/22	221,434	225,482,090
1.63%, 11/15/22	948,583	967,295,279
1.75%, 10/31/20	155	155,551
1.75%, 12/31/20	896	900,480
1.75%, 11/30/21	37,730	38,265,000
1.75%, 02/28/22	12,754	12,966,234
1.75%, 03/31/22	26,387	26,850,834
1.75%, 04/30/22	101,253	103,096,121
1.75%, 05/15/22	165,566	168,689,765
1.75%, 05/31/22	658,835	671,394,042
1.75%, 06/30/22	81,531	83,152,065
1.75%, 07/15/22	716,833	731,253,666
1.75%, 09/30/22	119,119	121,757,300
1.75%, 01/31/23	43,087	44,162,492
1.88%, 06/30/20	371	371,609
1.88%, 01/31/22	208,155	211,952,203
1.88%, 02/28/22	153,089	156,001,279
1.88%, 03/31/22	19,343	19,730,268
1.88%, 04/30/22	919,210	938,420,055
1.88%, 05/31/22	156,071	159,485,053
1.88%, 07/31/22	448,939	459,496,079
1.88%, 08/31/22	108,827	111,471,157
1.88%, 09/30/22	97,274	99,747,648
1.88%, 10/31/22	57,140	58,624,301
2.00%, 07/31/20	308	308,890
2.00%, 09/30/20	1,925	1,933,497
2.00%, 11/30/20	2,931	2,949,548
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 02/28/21	$20,339	$20,524,318
2.00%, 05/31/21	112,860	114,195,804
2.00%, 08/31/21	283,964	288,278,921
2.00%, 10/31/21	277,718	282,512,973
2.00%, 12/31/21	78,698	80,219,700
2.00%, 07/31/22	52,629	54,029,014
2.00%, 10/31/22	106,204	109,323,742
2.00%, 11/30/22	150,000	154,517,578
2.00%, 02/15/23	72,601	74,974,712
2.13%, 08/31/20	7	7,031
2.13%, 01/31/21	572	577,206
2.13%, 06/30/21	35,684	36,215,078
2.13%, 08/15/21	388,909	395,319,924
2.13%, 09/30/21	60,380	61,481,463
2.13%, 05/15/22	956,603	982,236,976
2.13%, 06/30/22	299,128	307,634,452
2.25%, 03/31/21	296,464	300,216,122
2.25%, 04/30/21	1,430,004	1,449,778,267
2.25%, 07/31/21	13,489	13,728,219
2.25%, 04/15/22	467,923	481,138,582
2.38%, 04/30/20	53	53,079
2.38%, 12/31/20	359	363,064
2.38%, 03/15/21	57,536	58,297,903
2.38%, 01/31/23	191,797	200,000,817
2.50%, 12/31/20	256	258,860
2.50%, 01/15/22	814,661	838,464,376
2.50%, 02/15/22	743,871	766,739,224
2.63%, 08/15/20	930	935,776
2.63%, 11/15/20	158	159,617
2.63%, 06/15/21	199,340	203,420,241
2.63%, 07/15/21	126,388	129,162,611
2.63%, 12/15/21	287	295,588
2.63%, 02/28/23	170,708	179,476,790
2.75%, 08/15/21	355,599	364,669,244
2.75%, 09/15/21	183	187,851
2.88%, 10/15/21	515,949	531,870,557
2.88%, 11/15/21	313,853	324,053,222
3.50%, 05/15/20	344	345,411
3.63%, 02/15/21	220	225,268
7.13%, 02/15/23	13,754	16,256,046
7.25%, 08/15/22	27,084	31,246,049
8.13%, 05/15/21	2	2,169
8.75%, 08/15/20	1,655	1,710,274
		17,089,298,380

Total U.S. Government Obligations — 97.8% (Cost: $16,803,178,831)		17,089,298,380

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® 1-3 Year Treasury Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value
Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)(d)	430,356	$430,355,990

Total Short-Term Investments — 2.5% (Cost: $430,355,990)		430,355,990

Total Investments in Securities — 100.3% (Cost: $17,233,534,821)		17,519,654,370

Other Assets, Less Liabilities — (0.3)%		(53,913,144)

Net Assets — 100.0%		$17,465,741,226

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	44,381	385,975	$430,356	$430,355,990	$6,088,379	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$17,089,298,380	$—	$17,089,298,380
Money Market Funds	430,355,990	—	—	430,355,990
	$430,355,990	$17,089,298,380	$—	$17,519,654,370

See notes to financial statements.

18	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® 3-7 Year Treasury Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
1.25%, 07/31/23	$29,928	$30,288,071
1.38%, 06/30/23	35,096	35,651,331
1.38%, 08/31/23	520	528,572
1.50%, 01/31/22	8	8,089
1.50%, 02/28/23	11,331	11,537,702
1.50%, 03/31/23	89,638	91,315,211
1.50%, 08/15/26	32,783	33,756,245
1.63%, 08/15/22	10	10,181
1.63%, 08/31/22	1	1,018
1.63%, 11/15/22	10	10,197
1.63%, 04/30/23	112,060	114,637,846
1.63%, 05/31/23	1,908	1,952,495
1.63%, 02/15/26	298,880	309,691,052
1.63%, 05/15/26	403,418	418,278,281
1.63%, 09/30/26	45,164	46,880,689
1.75%, 03/31/22	8	8,141
1.75%, 04/30/22	10	10,182
1.75%, 05/15/22	10	10,189
1.75%, 05/31/22	10	10,191
1.75%, 06/30/22	10	10,199
1.75%, 09/30/22	10	10,222
1.75%, 01/31/23	50	51,248
1.75%, 05/15/23	521,610	535,709,770
1.88%, 01/31/22	10	10,182
1.88%, 03/31/22	10	10,200
1.88%, 04/30/22	10	10,209
1.88%, 05/31/22	10	10,219
1.88%, 07/31/22	10	10,235
1.88%, 08/31/22	10	10,243
1.88%, 09/30/22	3	3,076
1.88%, 10/31/22	10	10,260
1.88%, 07/31/26	21,820	22,980,892
2.00%, 07/31/22	10	10,266
2.00%, 10/31/22	10	10,294
2.00%, 11/30/22	10	10,301
2.00%, 02/15/23	9,884	10,207,160
2.00%, 04/30/24	11,950	12,478,881
2.00%, 05/31/24	1,241	1,296,990
2.00%, 06/30/24	62,964	65,866,247
2.00%, 02/15/25	568,764	598,157,442
2.00%, 08/15/25	77,954	82,226,245
2.00%, 11/15/26	14,191	15,075,166
2.13%, 06/30/22	10	10,284
2.13%, 12/31/22	10	10,347
2.13%, 11/30/23	335,820	350,905,248
2.13%, 02/29/24	180,824	189,420,413
2.13%, 03/31/24	40,481	42,449,705
2.13%, 07/31/24	29,320	30,852,428
2.13%, 09/30/24	29,320	30,898,241
2.13%, 05/15/25	356,967	378,301,354
2.13%, 05/31/26	165,057	176,172,024
2.25%, 04/15/22	10	10,282
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 12/31/23	$139,674	$146,744,996
2.25%, 01/31/24	29,222	30,728,759
2.25%, 10/31/24	30,800	32,661,234
2.25%, 11/15/24	432,452	458,753,865
2.25%, 12/31/24	84,763	90,047,443
2.25%, 11/15/25	691,955	740,608,086
2.25%, 02/15/27	646,367	698,808,571
2.38%, 01/31/23	91	94,892
2.38%, 08/15/24	897,728	954,747,751
2.38%, 05/15/27	496,380	542,217,591
2.50%, 03/31/23	47,486	49,819,492
2.50%, 05/15/24	489,738	521,724,013
2.63%, 02/28/23	149,563	157,245,631
2.63%, 06/30/23	19,250	20,344,092
2.63%, 12/31/23	67,317	71,661,050
2.63%, 03/31/25	16,019	17,356,837
2.75%, 04/30/23	249,811	264,282,474
2.75%, 05/31/23	278,130	294,643,969
2.75%, 07/31/23	240,792	255,756,847
2.75%, 08/31/23	20,078	21,356,404
2.75%, 11/15/23	114,842	122,566,918
2.75%, 02/15/24	432,842	463,800,349
2.75%, 02/28/25	8,771	9,548,398
2.75%, 06/30/25	15,393	16,822,264
2.88%, 09/30/23	17,933	19,179,203
2.88%, 10/31/23	16,347	17,505,338
2.88%, 05/31/25	72,043	79,135,172
2.88%, 07/31/25	23,260	25,602,355
2.88%, 11/30/25	18,304	20,238,075
3.00%, 09/30/25	34,365	38,147,835
3.00%, 10/31/25	56,609	62,898,017
7.13%, 02/15/23	365	431,753
7.25%, 08/15/22	13	14,998
		9,883,286,628
Total U.S. Government Obligations — 99.6% (Cost: $9,505,605,435)		9,883,286,628

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	8,982	8,982,000

Total Short-Term Investments — 0.1% (Cost: $8,982,000)		8,982,000

Total Investments in Securities — 99.7% (Cost: $9,514,587,435)		9,892,268,628

Other Assets, Less Liabilities — 0.3%		31,716,797

Net Assets — 100.0%		$9,923,985,425

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (continued)	iShares® 3-7 Year Treasury Bond ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,761	(779)	$8,982	$8,982,000	$618,536	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$9,883,286,628	$—	$9,883,286,628
Money Market Funds	8,982,000	—	—	8,982,000
	$8,982,000	$9,883,286,628	$—	$9,892,268,628

See notes to financial statements.

20	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® 7-10 Year Treasury Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.9%
U.S. Treasury Note/Bond
1.63%, 08/15/29	$803,806	$839,820,279
1.75%, 11/15/29	648,816	685,514,655
2.25%, 08/15/27	1,720,834	1,868,717,629
2.25%, 11/15/27	576,938	627,690,079
2.38%, 05/15/27	650,167	710,205,531
2.38%, 05/15/29	2,240,490	2,486,419,107
2.63%, 02/15/29	2,639,369	2,980,219,201
2.75%, 02/15/28	2,164,480	2,442,564,832
2.88%, 05/15/28	2,410,585	2,750,515,366
2.88%, 08/15/28	2,303,675	2,635,728,257
3.13%, 11/15/28	2,585,037	3,019,141,228
5.25%, 11/15/28	63,378	85,302,827
5.25%, 02/15/29	128,835	174,465,740
5.38%, 02/15/31	11,422	16,368,708
6.13%, 08/15/29	91,142	132,223,545
		21,454,896,984

Total U.S. Government Obligations — 99.9% (Cost: $20,422,874,716)		21,454,896,984
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	179,887	$179,887,000

Total Short-Term Investments — 0.8% (Cost: $179,887,000)		179,887,000

Total Investments in Securities — 100.7% (Cost: $20,602,761,716)		21,634,783,984

Other Assets, Less Liabilities — (0.7)%		(154,475,895)

Net Assets — 100.0%		$21,480,308,089

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	158,112	21,775	179,887	$179,887,000	$826,311	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$21,454,896,984	$—	$21,454,896,984
Money Market Funds	179,887,000	—	—	179,887,000
	$179,887,000	$21,454,896,984	$—	$21,634,783,984

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments	iShares® 10-20 Year Treasury Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.4%
U.S. Treasury Note/Bond
1.63%, 08/15/29	$50,400	$52,658,157
2.63%, 02/15/29	15,920	17,975,919
3.13%, 11/15/28	8,458	9,878,933
4.25%, 05/15/39	113,421	166,679,546
4.38%, 02/15/38	139,398	205,563,043
4.38%, 11/15/39	181,252	271,121,320
4.50%, 02/15/36	150,645	219,246,883
4.50%, 05/15/38	46,975	70,354,537
4.75%, 02/15/37	7,285	11,035,921
5.00%, 05/15/37	13,773	21,469,272
5.38%, 02/15/31	29,379	42,102,632
		1,088,086,163

Total U.S. Government Obligations — 99.4% (Cost: $988,467,200)		1,088,086,163
Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(a)(b)	23,588	$23,588,000

Total Short-Term Investments — 2.1% (Cost: $23,588,000)		23,588,000

Total Investments in Securities — 101.5% (Cost: $1,012,055,200)		1,111,674,163

Other Assets, Less Liabilities — (1.5)%.		(16,640,005)

Net Assets — 100.0%		$1,095,034,158

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	12,553	11,035	23,588	$23,588,000	$134,117	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$1,088,086,163	$—	$1,088,086,163
Money Market Funds	23,588,000	—	—	23,588,000
	$23,588,000	$1,088,086,163	$—	$1,111,674,163

See notes to financial statements.

22	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® 20+ Year Treasury Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.6%
U.S. Treasury Note/Bond
2.00%, 02/15/50	$15,000	$16,176,562
2.25%, 08/15/49	95,920	108,899,175
2.38%, 11/15/49(a)	37,593	43,832,557
2.50%, 02/15/45	903,274	1,053,761,441
2.50%, 02/15/46	1,256,973	1,471,837,408
2.50%, 05/15/46	1,142,719	1,340,060,743
2.75%, 08/15/42	551,719	669,261,133
2.75%, 11/15/42	525,885	638,067,073
2.75%, 08/15/47	628,813	777,051,248
2.75%, 11/15/47	565,433	699,767,757
2.88%, 05/15/43	1,078,954	1,336,006,983
2.88%, 08/15/45	597,301	745,039,420
2.88%, 11/15/46	455,949	573,748,204
2.88%, 05/15/49	334,707	428,502,896
3.00%, 11/15/44	5,695	7,224,386
3.00%, 05/15/45	16,324	20,760,047
3.00%, 11/15/45	184,707	235,645,727
3.00%, 02/15/47	11,890	15,323,831
3.00%, 05/15/47	565,399	729,077,337
3.00%, 02/15/48	827,402	1,072,260,891
3.00%, 08/15/48	1,494,961	1,946,369,138
3.00%, 02/15/49	688,494	900,259,821
3.13%, 11/15/41	12,590	16,160,937
3.13%, 02/15/43	481,130	618,778,543
3.13%, 08/15/44	1,043,714	1,349,489,457
3.13%, 05/15/48	914,023	1,213,258,285
3.38%, 05/15/44	5,113	6,864,870
3.38%, 11/15/48	36,979	51,469,728
3.63%, 08/15/43	455,672	632,564,737
3.75%, 08/15/41	19,167	26,790,844
3.75%, 11/15/43	555,477	786,042,783
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.88%, 08/15/40	$457,016	$646,374,437
4.25%, 05/15/39	671	986,229
4.25%, 11/15/40	548,518	813,713,447
4.38%, 02/15/38	4	5,309
4.38%, 11/15/39	8,057	12,051,226
4.38%, 05/15/40	7,369	11,068,593
4.50%, 05/15/38	5	7,039
4.63%, 02/15/40	88,779	137,117,854
5.00%, 05/15/37	2	3,741
		21,151,681,837

Total U.S. Government Obligations — 99.6% (Cost: $19,164,832,841)		21,151,681,837

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(b)(c)(d)	231,813	231,813,388

Total Short-Term Investments — 1.1% (Cost: $231,813,388)		231,813,388

Total Investments in Securities — 100.7% (Cost: $19,396,646,229)		21,383,495,225

Other Assets, Less Liabilities — (0.7)%		(146,437,743)

Net Assets — 100.0%		$21,237,057,482

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	113,987	117,826	231,813	$231,813,388	$668,830	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (continued)	iShares® 20+ Year Treasury Bond ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$21,151,681,837	$—	$21,151,681,837
Money Market Funds	231,813,388	—	—	231,813,388
	$231,813,388	$21,151,681,837	$—	$21,383,495,225

See notes to financial statements.

24	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® Short Treasury Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 96.2%
U.S. Treasury Bill
1.40%, 04/28/20 (a).	$749,000	$747,412,539
1.55%, 04/30/20 (a)	308,080	307,397,615
1.57%, 03/24/20 (a)	517,000	516,545,355
1.58%, 03/31/20 (a)(b)	347,506	347,108,422
1.60%, 04/02/20 (a)	1,909,414	1,907,120,316
U.S. Treasury Note/Bond
1.13%, 03/31/20 (b)	47,768	47,755,833
1.13%, 04/30/20	2,583	2,581,661
1.13%, 02/28/21	335,256	335,347,672
1.38%, 03/31/20	289,547	289,530,195
1.38%, 04/30/20	697,383	697,302,152
1.38%, 05/31/20	1,035,507	1,035,304,755
1.38%, 09/30/20	474,717	475,050,783
1.50%, 04/15/20	1,034	1,034,064
1.50%, 05/15/20 (b)	124,590	124,585,134
1.50%, 05/31/20	1,112,653	1,112,696,460
1.50%, 06/15/20	465,121	465,284,518
1.50%, 07/15/20 (b)	301,860	302,072,244
1.63%, 03/15/20	221,260	221,273,754
1.63%, 06/30/20	715,064	715,762,303
1.63%, 07/31/20	54,281	54,361,574
1.63%, 10/15/20	70,977	71,146,125
1.63%, 11/30/20	509,354	511,085,009
1.75%, 10/31/20	29,464	29,568,735
1.75%, 12/31/20	100,166	100,666,830
1.88%, 06/30/20	338,509	339,064,365
2.00%, 07/31/20	615,832	617,612,136
2.00%, 09/30/20	21,609	21,704,383
2.00%, 11/30/20	1,308,503	1,316,783,364
2.00%, 02/28/21	511,100	515,751,807
2.13%, 08/31/20	1,221,732	1,227,077,078
2.13%, 01/31/21	461,383	465,582,305
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.38%, 04/30/20	$33,116	$33,165,452
2.38%, 12/31/20	441,911	446,416,420
2.50%, 05/31/20	34,586	34,673,816
2.50%, 06/30/20	380,335	381,790,968
2.50%, 12/31/20	6,783	6,858,779
2.50%, 02/28/21	14,500	14,703,340
2.63%, 08/15/20	394,292	396,740,924
2.63%, 11/15/20	960,925	970,759,472
2.75%, 09/30/20	314,781	317,535,334
2.75%, 11/30/20	277,493	280,777,391
3.50%, 05/15/20 (b)	920,573	924,348,785
3.63%, 02/15/21	383,785	392,974,851
8.75%, 08/15/20	373,000	385,457,618

Total U.S. Government Obligations — 96.2% (Cost: $19,472,329,487)		19,507,772,636

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)(e)	1,531,897	1,531,896,510

Total Money Market Funds — 7.6% (Cost: $1,531,896,510)		1,531,896,510

Total Investments in Securities — 103.8% (Cost: $21,004,225,997)		21,039,669,146

Other Assets, Less Liabilities — (3.8)%		(763,158,516)

Net Assets — 100.0%	.	$20,276,510,630

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,859,949	(328,052)	1,531,897	$1,531,896,510	$9,195,574	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (continued)	iShares® Short Treasury Bond ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$19,507,772,636	$—	$19,507,772,636
Money Market Funds	1,531,896,510	—	—	1,531,896,510
	$1,531,896,510	$19,507,772,636	$—	$21,039,669,146

See notes to financial statements.

26	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities

February 29, 2020

	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$17,089,298,380	$9,883,286,628	$21,454,896,984	$1,088,086,163
Affiliated(c)	430,355,990	8,982,000	179,887,000	23,588,000
Cash	95	759	980	587
Receivables:
Investments sold	601,850,768	293,318,396	784,796,478	81,708,664
Securities lending income — Affiliated	38	—	—	—
Capital shares sold	9,850,509	1,362,934	20,268,409	349,639
Dividends	568,725	18,914	99,374	21,616
Interest	89,976,993	45,939,691	83,162,567	5,313,206
Total assets	18,221,901,498	10,232,909,322	22,523,111,792	1,199,067,875

LIABILITIES
Collateral on securities loaned, at value	36,990	—	—	—
Payables:
Investments purchased	747,782,431	307,845,733	1,040,007,636	103,910,471
Capital shares redeemed	6,312,592	—	517,687	—
Investment advisory fees	2,028,259	1,078,164	2,278,380	123,246
Total liabilities	756,160,272	308,923,897	1,042,803,703	104,033,717

NET ASSETS	$17,465,741,226	$9,923,985,425	$21,480,308,089	$1,095,034,158

NET ASSETS CONSIST OF:
Paid-in capital	$17,266,551,390	$9,667,955,271	$20,657,377,411	$1,009,345,140
Accumulated earnings	199,189,836	256,030,154	822,930,678	85,689,018
NET ASSETS	$17,465,741,226	$9,923,985,425	$21,480,308,089	$1,095,034,158

Shares outstanding	203,800,000	76,200,000	183,100,000	6,900,000
Net asset value	$85.70	$130.24	$117.31	$158.70
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$36,025	$—	$—	$—
(b) Investments, at cost — Unaffiliated	$16,803,178,831	$9,505,605,435	$20,422,874,716	$988,467,200
(c) Investments, at cost — Affiliated.	$430,355,990	$8,982,000	$179,887,000	$23,588,000

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	27

Statements of Assets and Liabilities (continued)

February 29, 2020

	iShares 20+ Year Treasury Bond ETF	iShares Short Treasury Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$21,151,681,837	$19,507,772,636
Affiliated(c)	231,813,388	1,531,896,510
Cash	293	297
Receivables:
Investments sold	170,552,134	1,534,507,631
Securities lending income — Affiliated	301	134,298
Capital shares sold	2,097,552	25,152,747
Dividends	107,934	540,833
Interest	74,172,015	83,883,159
Total assets	21,630,425,454	22,683,888,111

LIABILITIES
Collateral on securities loaned, at value	34,400,388	798,420,510
Payables:
Investments purchased	355,484,397	1,469,093,922
Capital shares redeemed	1,136,351	137,341,287
Investment advisory fees	2,346,836	2,521,762
Total liabilities	393,367,972	2,407,377,481

NET ASSETS	$21,237,057,482	$20,276,510,630

NET ASSETS CONSIST OF:
Paid-in capital	$19,346,800,472	$20,213,152,593
Accumulated earnings	1,890,257,010	63,358,037
NET ASSETS	$21,237,057,482	$20,276,510,630

Shares outstanding	136,900,000	183,200,000
Net asset value	$155.13	$110.68
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Securities loaned, at value	$34,355,499	$641,083,065
(b) Investments, at cost — Unaffiliated	$19,164,832,841	$19,472,329,487
(c) Investments, at cost — Affiliated	$231,813,388	$1,531,896,510

See notes to financial statements.

28	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations

Year Ended February 29, 2020

	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$6,056,108	$618,410	$810,832	$133,619
Interest — Unaffiliated	392,751,409	171,399,996	355,697,992	25,091,438
Securities lending income — Affiliated — net	32,271	126	15,479	498
Total investment income	398,839,788	172,018,532	356,524,303	25,225,555

EXPENSES
Investment advisory fees	27,203,599	12,312,560	25,057,814	1,604,008
Miscellaneous	10,800	10,800	10,800	10,800
Total expenses	27,214,399	12,323,360	25,068,614	1,614,808
Net investment income	371,625,389	159,695,172	331,455,689	23,610,747

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	21,725,274	32,125,399	162,485,228	13,631,213
In-kind redemptions — Unaffiliated.	111,510,076	80,805,727	689,882,696	49,542,517
Net realized gain	133,235,350	112,931,126	852,367,924	63,173,730
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	305,467,770	436,611,924	1,049,137,327	113,446,803
Short sales — Unaffiliated	—	—	53	—
Net change in unrealized appreciation (depreciation)	305,467,770	436,611,924	1,049,137,380	113,446,803
Net realized and unrealized gain	438,703,120	549,543,050	1,901,505,304	176,620,533
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$810,328,509	$709,238,222	$2,232,960,993	$200,231,280

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	29

Statements of Operations (continued)

Year Ended February 29, 2020

	iShares 20+ Year Treasury Bond ETF	iShares Short Treasury Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$666,485	$5,578,971
Interest — Unaffiliated	375,917,394	471,694,958
Securities lending income — Affiliated — net	2,345	3,616,603
Total investment income	376,586,224	480,890,532

EXPENSES
Investment advisory fees	23,317,479	32,575,354
Miscellaneous	10,800	—
Total expenses	23,328,279	32,575,354
Net investment income	353,257,945	448,315,178

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	88,506,595	2,848,809
In-kind redemptions — Unaffiliated	1,391,060,930	10,954,098
Net realized gain	1,479,567,525	13,802,907
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,523,819,522	32,756,118
Net change in unrealized appreciation (depreciation)	2,523,819,522	32,756,118
Net realized and unrealized gain	4,003,387,047	46,559,025
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,356,644,992	$494,874,203

See notes to financial statements.

30	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares 1-3 Year Treasury Bond ETF		iShares 3-7 Year Treasury Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/29/20	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$371,625,389	$294,689,964	$159,695,172	$154,778,068
Net realized gain (loss)	133,235,350	(49,826,469)	112,931,126	(72,904,346)
Net change in unrealized appreciation (depreciation)	305,467,770	119,359,284	436,611,924	171,130,921
Net increase in net assets resulting from operations	810,328,509	364,222,779	709,238,222	253,004,643

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(386,921,438)	(267,062,415)	(161,068,749)	(151,218,243)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,930,568,370)	7,594,594,264	2,253,329,601	(48,951,373)

NET ASSETS
Total increase (decrease) in net assets	(1,507,161,299)	7,691,754,628	2,801,499,074	52,835,027
Beginning of year	18,972,902,525	11,281,147,897	7,122,486,351	7,069,651,324
End of year	$17,465,741,226	$18,972,902,525	$9,923,985,425	$7,122,486,351

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	31

Statements of Changes in Net Assets (continued)

	iShares 7-10 Year Treasury Bond ETF		iShares 10-20 Year Treasury Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/29/20	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$331,455,689	$224,493,488	$23,610,747	$15,355,565
Net realized gain (loss)	852,367,924	(236,605,725)	63,173,730	(14,365,071)
Net change in unrealized appreciation (depreciation)	1,049,137,380	425,032,763	113,446,803	30,266,542
Net increase in net assets resulting from operations	2,232,960,993	412,920,526	200,231,280	31,257,036

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(332,123,820)	(213,315,979)	(24,175,716)	(14,161,249)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,361,689,251	4,653,812,378	(10,635,669)	405,028,164

NET ASSETS
Total increase in net assets	8,262,526,424	4,853,416,925	165,419,895	422,123,951
Beginning of year	13,217,781,665	8,364,364,740	929,614,263	507,490,312
End of year	$21,480,308,089	$13,217,781,665	$1,095,034,158	$929,614,263

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares 20+ Year Treasury Bond ETF		iShares Short Treasury Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/29/20	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$353,257,945	$215,293,568	$448,315,178	$304,741,109
Net realized gain (loss)	1,479,567,525	(126,119,913)	13,802,907	362,235
Net change in unrealized appreciation (depreciation)	2,523,819,522	127,329,672	32,756,118	11,956,689
Net increase in net assets resulting from operations	4,356,644,992	216,503,327	494,874,203	317,060,033

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(343,999,553)	(209,030,700)	(459,945,617)	(274,484,840)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,272,910,136	4,225,361,240	1,110,283,187	9,582,120,420

NET ASSETS
Total increase in net assets	10,285,555,575	4,232,833,867	1,145,211,773	9,624,695,613
Beginning of year	10,951,501,907	6,718,668,040	19,131,298,857	9,506,603,244
End of year	$21,237,057,482	$10,951,501,907	$20,276,510,630	$19,131,298,857

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$83.73	$83.44	$84.54	$84.93	$84.70
Net investment income(a)	1.73	1.64	0.89	0.62	0.49
Net realized and unrealized gain (loss)(b)	2.02	0.16	(1.13)	(0.40)	0.21
Net increase (decrease) from investment operations	3.75	1.80	(0.24)	0.22	0.70

Distributions(c)
From net investment income	(1.78)	(1.51)	(0.86)	(0.61)	(0.47)
Total distributions	(1.78)	(1.51)	(0.86)	(0.61)	(0.47)

Net asset value, end of year	$85.70	$83.73	$83.44	$84.54	$84.93

Total Return
Based on net asset value	4.53%	2.18%	(0.29)%	0.26%	0.83%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.05%	1.97%	1.06%	0.73%	0.58%

Supplemental Data
Net assets, end of year (000)	$17,465,741	$18,972,903	$11,281,148	$11,049,616	$12,875,581
Portfolio turnover rate(d)	56%	62%	85%	66%	76%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$121.54	$120.03	$123.07	$125.75	$123.34
Net investment income(a)	2.44	2.47	1.93	1.63	1.72
Net realized and unrealized gain (loss)(b)	8.76	1.47	(3.10)	(2.69)	2.40
Net increase (decrease) from investment operations	11.20	3.94	(1.17)	(1.06)	4.12

Distributions(c)
From net investment income	(2.50)	(2.43)	(1.87)	(1.62)	(1.71)
Total distributions	(2.50)	(2.43)	(1.87)	(1.62)	(1.71)

Net asset value, end of year	$130.24	$121.54	$120.03	$123.07	$125.75

Total Return
Based on net asset value	9.31%	3.33%	(0.98)%	(0.85)%	3.38%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.95%	2.06%	1.57%	1.31%	1.39%

Supplemental Data
Net assets, end of year (000)	$9,923,985	$7,122,486	$7,069,651	$6,325,850	$6,727,650
Portfolio turnover rate(d)	38%	41%	66%	45%	41%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$104.16	$102.13	$105.68	$110.51	$107.59
Net investment income(a)	2.19	2.45	1.97	1.88	2.00
Net realized and unrealized gain (loss)(b)	13.19	1.97	(3.59)	(4.81)	2.91
Net increase (decrease) from investment operations	15.38	4.42	(1.62)	(2.93)	4.91

Distributions(c)
From net investment income	(2.23)	(2.39)	(1.93)	(1.90)	(1.99)
Total distributions	(2.23)	(2.39)	(1.93)	(1.90)	(1.99)

Net asset value, end of year	$117.31	$104.16	$102.13	$105.68	$110.51

Total Return
Based on net asset value	14.94%	4.40%	(1.59)%	(2.68)%	4.65%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.98%	2.40%	1.86%	1.72%	1.87%

Supplemental Data
Net assets, end of year (000)	$21,480,308	$13,217,782	$8,364,365	$7,080,844	$10,387,936
Portfolio turnover rate(d).	57%	63%	46%	77%	56%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$132.80	$130.13	$134.79	$141.36	$137.46
Net investment income(a)	3.18	3.10	2.53	2.52	2.85
Net realized and unrealized gain (loss)(b)	26.01	2.53	(4.68)	(6.58)	3.89
Net increase (decrease) from investment operations	29.19	5.63	(2.15)	(4.06)	6.74

Distributions(c)
From net investment income	(3.29)	(2.96)	(2.51)	(2.51)	(2.84)
Total distributions	(3.29)	(2.96)	(2.51)	(2.51)	(2.84)

Net asset value, end of year	$158.70	$132.80	$130.13	$134.79	$141.36

Total Return
Based on net asset value	22.28%	4.39%	(1.66)%	(2.91)%	5.01%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.21%	2.38%	1.87%	1.79%	2.09%

Supplemental Data
Net assets, end of year (000)	$1,095,034	$929,614	$507,490	$539,163	$876,445
Portfolio turnover rate(d)	63%	45%	27%	15%	37%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$119.95	$118.70	$121.65	$130.77	$129.37
Net investment income(a)	3.09	3.23	3.11	3.06	3.15
Net realized and unrealized gain (loss)(b)	35.13	1.24	(2.98)	(9.06)	1.36
Net increase (decrease) from investment operations	38.22	4.47	0.13	(6.00)	4.51

Distributions(c)
From net investment income	(3.04)	(3.22)	(3.08)	(3.12)	(3.11)
Total distributions	(3.04)	(3.22)	(3.08)	(3.12)	(3.11)

Net asset value, end of year	$155.13	$119.95	$118.70	$121.65	$130.77

Total Return
Based on net asset value	32.29%	3.82%	0.04%	(4.70)%	3.67%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.27%	2.72%	2.51%	2.34%	2.54%

Supplemental Data
Net assets, end of year (000)	$21,237,057	$10,951,502	$6,718,668	$5,255,316	$9,624,733
Portfolio turnover rate(d)	25%	17%	25%	24%	37%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of year	$110.52	$110.29	$110.36	$110.29	$110.26
Net investment income(a)	2.28	2.16	1.01	0.42	0.09
Net realized and unrealized gain (loss)(b)	0.25	0.01	(0.22)	0.05	(0.02)
Net increase from investment operations	2.53	2.17	0.79	0.47	0.07

Distributions(c)
From net investment income	(2.37)	(1.94)	(0.86)	(0.40)	(0.04)
Total distributions	(2.37)	(1.94)	(0.86)	(0.40)	(0.04)

Net asset value, end of year	$110.68	$110.52	$110.29	$110.36	$110.29

Total Return
Based on net asset value	2.31%	1.98%	0.71%	0.44%	0.07%

Ratios to Average Net Assets
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Total expenses after fees waived	0.15%	0.15%	0.15%	0.15%	0.13%
Net investment income	2.06%	1.95%	0.91%	0.38%	0.08%

Supplemental Data
Net assets, end of year (000)	$20,276,511	$19,131,299	$9,506,603	$4,447,672	$5,867,274
Portfolio turnover rate(d)	42%	73%	47%	78%	0%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	39

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified
Short Treasury Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued

40	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Short Positions: From time to time, in order to track the performance of its benchmark index, a fund may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. A fund may also experience temporary short positions due to the timing of portfolio securities trades and in-kind redemption transactions. Such short positions are valued consistent with how securities are valued as described under Investment Valuation and Fair Value Measurements. The obligation to deliver the securities is recorded as a liability in the statement of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the statement of operations. Upon receipt of the securities related to the corporate actions or purchase of the securities related to the short position, a realized gain (loss) is recorded. Dividends or interest on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short positions, if any, are included in the schedule of investments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or

N O t e s t o F i n a n c i a l S t a t e m e n t s	41

Notes to Financial Statements (continued)

insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
1-3 Year Treasury Bond
JPMorgan Securities LLC	$36,025	$36,025		$—	$—
20+ Year Treasury Bond
Morgan Stanley & Co. LLC	$34,355,499	$34,355,499		$—	$—
Short Treasury Bond
BMO Capital Markets	$149,828,387	$149,828,387		$—	$—
JPMorgan Securities LLC	466,152,139	466,152,139		—	—
Mizuho Securities USA Inc.	25,102,539	25,102,539		—	—
	$641,083,065	$641,083,065		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

42	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
1-3 Year Treasury Bond	$10,710
3-7 Year Treasury Bond	54
7-10 Year Treasury Bond	5,897
10-20 Year Treasury Bond	214
20+ Year Treasury Bond	775
Short Treasury Bond	1,403,065

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
1-3 Year Treasury Bond	$2,382,827,642	$9,066,618,144	$14,595,458
3-7 Year Treasury Bond	1,544,042,652	2,703,474,687	26,880,221
7-10 Year Treasury Bond	552,720,455	3,049,454,093	70,808,049
10-20 Year Treasury Bond	597,223,513	579,863,341	11,132,259
20+ Year Treasury Bond	—	471,473,745	16,879,448
Short Treasury Bond	15,588,648,727	766,474,086	131,274

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities
iShares ETF	Purchases	Sales
1-3 Year Treasury Bond	$10,069,108,998	$10,313,849,637
3-7 Year Treasury Bond	3,200,061,515	3,158,955,504
7-10 Year Treasury Bond	9,711,735,349	9,587,225,558
10-20 Year Treasury Bond	670,821,688	658,742,669
20+ Year Treasury Bond	4,087,728,531	3,953,510,169
Short Treasury Bond	6,784,264,336	1,857,980,681

For the year ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
1-3 Year Treasury Bond	$7,374,198,734	$9,285,972,548
3-7 Year Treasury Bond	5,108,318,885	2,890,123,404
7-10 Year Treasury Bond	20,687,729,470	14,389,406,880
10-20 Year Treasury Bond	585,900,855	594,704,551
20+ Year Treasury Bond	24,935,526,117	18,722,978,376
Short Treasury Bond	10,073,814,761	8,744,873,888

N O t e s t o F i n a n c i a l S t a t e m e n t s	43

Notes to Financial Statements (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

On April 9, 2020, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF received permission from the Internal Revenue Service to change its accounting method with respect to the treatment of certain loss transactions for tax purposes. As a result, immaterial adjustments were made to tax cost, tax unrealized and non-expiring capital loss carryforward balances.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
1-3 Year Treasury Bond	$108,729,181	$(108,729,181)
3-7 Year Treasury Bond	80,340,214	(80,340,214)
7-10 Year Treasury Bond	684,378,751	(684,378,751)
10-20 Year Treasury Bond	49,542,517	(49,542,517)
20+ Year Treasury Bond	1,390,360,240	(1,390,360,240)
Short Treasury Bond	12,623,732	(12,623,732)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/20	Year Ended 02/28/19
1-3 Year Treasury Bond
Ordinary income	$386,921,438	$267,062,415
3-7 Year Treasury Bond
Ordinary income	$161,068,749	$151,218,243
7-10 Year Treasury Bond
Ordinary income	$332,123,820	$213,315,979
10-20 Year Treasury Bond
Ordinary income	$24,175,716	$14,161,249
20+ Year Treasury Bond
Ordinary income	$343,999,553	$209,030,700
Short Treasury Bond
Ordinary income	$459,945,617	$274,484,840

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
1-3 Year Treasury Bond	$24,836,029	$(110,325,361)	$284,679,168		$199,189,836
3-7 Year Treasury Bond	12,154,269	(132,943,235)	376,819,120		256,030,154
7-10 Year Treasury Bond	24,035,786	(227,826,977)	1,026,721,869		822,930,678
10-20 Year Treasury Bond	1,479,274	(15,409,219)	99,618,963		85,689,018
20+ Year Treasury Bond	30,628,070	(127,087,658)	1,986,716,598		1,890,257,010
Short Treasury Bond	27,915,066	—	35,442,971		63,358,037

(a)	Amounts available to offset future realized capital gains.

(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

44	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

For the year ended February 29, 2020, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
1-3 Year Treasury Bond	$20,299,269
3-7 Year Treasury Bond	31,027,089
7-10 Year Treasury Bond	153,595,988
10-20 Year Treasury Bond	9,110,208
20+ Year Treasury Bond	48,877,063
Short Treasury Bond	1,179,334

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year Treasury Bond	$17,234,975,202	$284,721,370	$(42,202)	$284,679,168
3-7 Year Treasury Bond	9,515,449,508	376,819,120	—	376,819,120
7-10 Year Treasury Bond	20,608,062,115	1,026,747,683	(25,814)	1,026,721,869
10-20 Year Treasury Bond	1,012,055,200	99,618,963	—	99,618,963
20+ Year Treasury Bond	19,396,778,627	1,986,716,598	—	1,986,716,598
Short Treasury Bond	21,004,226,175	35,442,978	(7)	35,442,971

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

N O t e s t o F i n a n c i a l S t a t e m e n t s	45

Notes to Financial Statements (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/20		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
1-3 Year Treasury Bond
Shares sold	89,200,000	$7,533,621,702	155,800,000	$12,967,895,509
Shares redeemed	(112,000,000)	(9,464,190,072)	(64,400,000)	(5,373,301,245)
Net increase(decrease)	(22,800,000)	$(1,930,568,370)	91,400,000	$7,594,594,264
3-7 Year Treasury Bond
Shares sold	40,900,000	$5,170,680,147	23,000,000	$2,760,280,856
Shares redeemed	(23,300,000)	(2,917,350,546)	(23,300,000)	(2,809,232,229)
Net increase(decrease)	17,600,000	$2,253,329,601	(300,000)	$(48,951,373)
7-10 Year Treasury Bond
Shares sold	188,100,000	$20,859,748,664	125,000,000	$12,849,932,266
Shares redeemed	(131,900,000)	(14,498,059,413)	(80,000,000)	(8,196,119,888)
Net increase	56,200,000	$6,361,689,251	45,000,000	$4,653,812,378
10-20 Year Treasury Bond
Shares sold	4,100,000	$593,713,323	4,400,000	$575,595,490
Shares redeemed	(4,200,000)	(604,348,992)	(1,300,000)	(170,567,326)
Net increase(decrease)	(100,000)	$(10,635,669)	3,100,000	$405,028,164
20+ Year Treasury Bond
Shares sold	185,500,000	$25,175,924,407	204,900,000	$24,309,681,571
Shares redeemed	(139,900,000)	(18,903,014,271)	(170,200,000)	(20,084,320,331)
Net increase	45,600,000	$6,272,910,136	34,700,000	$4,225,361,240
Short Treasury Bond
Shares sold	93,700,000	$10,351,802,878	145,100,000	$16,006,020,377
Shares redeemed	(83,600,000)	(9,241,519,691)	(58,200,000)	(6,423,899,957)
Net increase	10,100,000	$1,110,283,187	86,900,000	$9,582,120,420

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the

46	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O t e s t o F i n a n c i a l S t a t e m e n t s	47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF and iShares Short Treasury Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF and iShares Short Treasury Bond ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

48	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Important Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
1-3 Year Treasury Bond	$370,960,296
3-7 Year Treasury Bond	159,666,685
7-10 Year Treasury Bond	331,275,227
10-20 Year Treasury Bond	23,604,257
20+ Year Treasury Bond	353,379,214
Short Treasury Bond	405,559,176

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 29, 2020:

iShares ETF	Federal Obligation Interest
1-3 Year Treasury Bond	$368,199,357
3-7 Year Treasury Bond	159,383,707
7-10 Year Treasury Bond	330,929,987
10-20 Year Treasury Bond	23,531,452
20+ Year Treasury Bond	352,904,934
Short Treasury Bond	403,499,431

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I m p o r t a n t T a x I n f o r m a t i o n	49

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF and iShares Short Treasury Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

50	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
1-3 Year Treasury Bond	$1.775443	$—	$—	$1.775443	100%	—%	—%		100%
3-7 Year Treasury Bond(a)	2.496489	—	0.000734	2.497223	100	—	0	(b)	100
7-10 Year Treasury Bond(a)	2.220803	—	0.004889	2.225692	100	—	0	(b)	100
10-20 Year Treasury Bond(a)	3.277240	—	0.009474	3.286714	100	—	0	(b)	100
20+ Year Treasury Bond(a)	3.038260	—	0.001783	3.040043	100	—	0	(b)	100
Short Treasury Bond	2.370778	—	—	2.370778	100	—	—		100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results

  iShares 1-3 Year Treasury Bond ETF

  Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.0% and Less than 0.5%	1,063	84.50%
At NAV	130	10.33
Less than 0.0% and Greater than –0.5%.	65	5.17
	1,258	100.00%

S u p p l e m e n t a l I n f o r m a t i o n	51

Supplemental Information (unaudited) (continued)

iShares 3-7 Year Treasury Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	946	75.19
At NAV	106	8.43
Less than 0.0% and Greater than –0.5%	205	16.30
	1,258	100.00%

iShares 7-10 Year Treasury Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	830	65.98
At NAV	78	6.20
Less than 0.0% and Greater than –0.5%	349	27.74
	1,258	100.00%

iShares 10-20 Year Treasury Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 6.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	2	0.16
Greater than 0.0% and Less than 0.5%	825	65.58
At NAV	59	4.69
Less than 0.0% and Greater than –0.5%	371	29.49
	1,258	100.00%

iShares 20+ Year Treasury Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.5% and Less than 1.0%	9	0.72%
Greater than 0.0% and Less than 0.5%	744	59.13
At NAV	55	4.37
Less than 0.0% and Greater than –0.5%	441	35.06
Less than –0.5% and Greater than –1.0%	9	0.72
	1,258	100.00%

iShares Short Treasury Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	1,124	89.35
At NAV	123	9.78
Less than 0.0% and Greater than –0.5%	10	0.79
	1,258	100.00%

52	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited) (continued)

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares 7-10 Year Treasury Bond ETF and the iShares 20+ Year Treasury Bond ETF (each a “Fund”, collectively the "Funds") to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2019 is USD 1.45 million. This figure is comprised of fixed remuneration of USD 671.74 thousand and variable remuneration of USD 781.24 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 185.27 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 21.78 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2019 is USD 1.43 million. This figure is comprised of fixed remuneration of USD 660.23 thousand and variable remuneration of USD 767.85 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 182.09 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 21.4 thousand.

S u p p l e m e n t a l I n f o r m a t i o n	53

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the "BlackRock Fixed-Income Complex") and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).

Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Directo r(1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.

Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

54	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Trustee and Officer Information (continued)

Independent Trustees (continued)

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).

Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years

Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T r u s t e e a n d O f f i c e r I n f o r m a t i o n	55

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

56	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”). The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Interactive Data Pricing and Reference Data LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-201-0220

FEBRUARY 29, 2020

2020 Annual Report

iShares Trust

●	Shares California Muni Bond ETF | CMF | NYSE Arca
●	Shares National Muni Bond ETF | MUB | NYSE Arca
●	Shares New York Muni Bond ETF | NYF | NYSE Arca
●	Shares Short-Term National Muni Bond ETF | SUB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Municipal Bond Market Overview

The U.S bond market rose modestly during the 12 months ended February 29, 2020 (“reporting period”). The S&P National AMT-Free Municipal Bond Index returned 9.35% for the reporting period, trailing the 11.68% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. taxable bond performance.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, municipal bonds posted strong returns, supported during much of the reporting period by lower interest rates, the effect of a tax law change, and by strong demand for lower-volatility investments at the end of the reporting period. The 2017 tax bill limited the amount of state and local taxes that can be deducted from federally taxed income, driving higher-income investors toward tax-free municipal bonds. While the supply of tax-free bonds was somewhat restricted by limitations on advanced refunding (refinancing by issuing new tax-free bonds at a lower interest rate), issuance of taxable bonds increased significantly. Although the market for taxable municipal bonds is typically smaller than that of tax-exempt bonds since investors demand higher yields for taxable bonds, declining interest rates reached a level that meant issuing taxable bonds for refinancing became attractive to some issuers. Near the end of the reporting period, municipal bonds advanced sharply as uncertainty about the economic impact of the coronavirus caused many investors to shift toward less-risky assets.

Among individual states, New York and California municipal bonds both posted notable returns, due in part to demand generated by the limit on state and local tax deductions. Municipal bonds issued by other large states, such as Illinois, New Jersey, and Texas, also advanced as brisk demand from investors pressured yields, which declined to levels last seen in the 1950s. State revenues from the 2019 tax season were robust, and most state budgets were generally healthy, with many adding to rainy day funds designed to provide a financial cushion against future revenue shortfalls.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® California Muni Bond ETF

Investment Objective

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.30%	3.60%	4.58%	9.30%	19.32%	56.50%
Fund Market	9.08	3.48	4.53	9.08	18.63	55.75
Index	9.42	3.81	4.90	9.42	20.58	61.39

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,028.40	$1.26		$1,000.00	$1,023.60	$1.26		0.25%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

4	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® California Muni Bond ETF

Portfolio Information

ALLOCATION BYCREDIT QUALITY
Percent of
S&P Credit Rating	Total Investments(a)
AAA	12.8%
AA+	14.7
AA	18.1
AA-	37.3
A+	6.9
A	1.1
A-	2.3
BBB+	0.3
Not Rated	6.5
FIVE LARGEST HOLDINGS
Percent of
Security	Total Investments(a)
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/44	0.8%
State of California Department of Water Resources Power Supply Revenue RB, Series N, 5.00%, 05/01/20	0.7
State of California GO, 5.00%, 08/01/26	0.7
San Joaquin Hills Transportation Corridor Agency RB, Series A, 5.00%, 01/15/44	0.6
Los Angeles Department of Water RB, Series B, 5.00%, 07/01/30	0.6

*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® National Muni Bond ETF

Investment Objective

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.21%	3.64%	4.06%	9.21%	19.55%	48.87%
Fund Market	8.94	3.52	4.01	8.94	18.91	48.18
Index	9.35	3.88	4.34	9.35	20.99	53.00

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,028.60	$0.35		$1,000.00	$1,024.50	$0.35		0.07%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

6	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® National Muni Bond ETF

Portfolio Information

ALLOCATION BYCREDIT QUALITY
Percent of
S&P Credit Rating	Total Investments(a)
AAA	20.1%
AA+	19.7
AA	16.0
AA-	15.5
A+	8.8
A	5.9
A-	1.6
BBB+	3.7
BBB	0.4
BBB-	1.6
Not Rated	6.7
TEN LARGEST STATES
Percent of
State	Total Investments(a)
New York	23.4%
California	19.5
Texas	9.2
New Jersey	5.2
Massachusetts	5.1
Illinois	3.7
Pennsylvania	2.9
Washington	2.9
Florida	2.7
Georgia	2.5

*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	7

Fund Summary as of February 29, 2020	iShares® New York Muni Bond ETF

Investment Objective

The iShares NewYork Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.33%	3.42%	4.02%	8.33%	18.30%	48.24%
Fund Market	7.98	3.28	3.97	7.98	17.50	47.63
Index	8.57	3.66	4.24	8.57	19.71	51.42

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,023.70	$1.26		$1,000.00	$1,023.60	$1.26		0.25%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

8	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® New York Muni Bond ETF

Portfolio Information

ALLOCATION BYCREDIT QUALITY
	Percent of
S&P Credit Rating	Total Investments	(a)
AAA.	21.8%
AA+.	27.7
AA	14.4
AA-	10.4
A+	4.0
A	11.8
A-.	2.3
BBB.	0.3
Not Rated	7.3
FIVE LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Suffolk County Water Authority RB, Series A, 4.00%, 06/01/41	0.9%
Town of Brookhaven NY GOL, 4.00%, 07/15/26	0.8
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/28	0.8
New York State Thruway Authority RB, Series A, 5.25%, 01/01/56	0.7
New York City Water & Sewer System RB, Series FF-1, 5.00%, 06/15/49	0.7

*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	9

Fund Summary as of February 29, 2020	iShares® Short-Term National Muni Bond ETF

Investment Objective

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.19%	1.35%	1.25%	3.19%	6.92%	13.22%
Fund Market	3.32	1.35	1.24	3.32	6.91	13.11
Index	3.37	1.60	1.54	3.37	8.26	16.52

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,012.00	$0.35		$1,000.00	$1,024.50	$0.35		0.07%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

10	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® Short-Term National Muni Bond ETF

Portfolio Information

ALLOCATION BYCREDIT QUALITY
	Percent of
S&P Credit Rating	Total Investments	(a)
AAA	26.7%
AA+	21.0
AA	17.2
AA-	10.4
A+	7.8
A	4.4
A-	0.2
BBB+	3.4
BBB	0.2
BBB-	2.1
Not Rated	6.6
TEN LARGEST STATES
	Percent of
State	Total Investments	(a)
New York	17.8%
California	11.9
Texas	7.0
Massachusetts	6.8
New Jersey	5.1
Maryland	4.4
North Carolina	4.1
Virginia.	3.5
Georgia	3.5
Washington	3.4

*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	11

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

California — 98.8%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$229,900
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	5,230	861,642
Alameda Corridor Transportation Authority RB
Series A, 5.00%, 10/01/26 (Call 10/01/23)	300	343,305
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	297,169
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,447,700
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,443,480
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	736,848
Alameda County Transportation Commission RB, 4.00%, 03/01/22	615	656,795
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	1,171,962
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	1,420,650
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (Call 10/01/21)	290	309,862
5.00%, 10/01/35 (PR 10/01/21)	210	224,213
5.00%, 10/01/41 (Call 10/01/21)	575	614,382
5.00%, 10/01/41 (PR 10/01/21)	425	453,764
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	240,046
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,803,930
Bay Area Toll Authority RB
2.00%, 04/01/53 (Put 04/01/24)(b)(c)	1,500	1,560,570
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	1,200	1,265,640
4.00%, 04/01/29 (Call 04/01/27)	500	607,530
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,427,712
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,353,740
4.00%, 04/01/42 (Call 04/01/27)	1,270	1,481,328
4.00%, 04/01/47 (Call 04/01/27)	3,500	4,054,750
4.00%, 04/01/49 (Call 04/01/27)	3,455	3,994,982
5.00%, 04/01/28	400	531,956
Series A, 2.95%, 04/01/47 (Put 04/01/26)(b)(c)	750	833,527
Series B, 2.85%, 04/01/47 (Put 04/01/25)(b)(c)	750	818,182
Series C, 2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,050	1,072,869
Series E, 2.00%, 04/01/34 (Put 04/01/21)(b)(c)	1,000	1,007,650
Series F-1, 5.00%, 04/01/21	205	214,674
Series F-1, 5.00%, 04/01/27 (PR 04/01/23)	1,000	1,090,930
Series F-1, 5.00%, 04/01/28 (PR 04/01/23)	1,200	1,309,116
Series F-1, 5.00%, 04/01/31 (PR 04/01/23)	1,350	1,472,755
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,150	3,707,487
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,719,832
Series F-2, 4.00%, 04/01/20	500	501,320
Series F-2, 4.00%, 04/01/21	125	129,559
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	1,695	1,738,443
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	566,165
Series S-4, 5.00%, 04/01/38 (PR 04/01/24)	545	617,120
Series S-4, 5.00%, 04/01/43 (PR 04/01/24)	4,750	5,378,567
Series S-4, 5.25%, 04/01/48 (PR 10/01/23)	250	284,985
Series S-4, 5.25%, 04/01/53 (PR 04/01/24)	1,000	1,139,940
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,835	3,390,320
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	2,000	2,586,300
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,350	1,519,614
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,172,930
5.00%, 10/01/49 (Call 04/01/26)	250	299,618
5.25%, 04/01/40	175	283,656
	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 10/01/53 (Call 10/01/28)	$1,120	$1,398,600
Series T-1, 5.00%, 03/15/39	700	1,094,541
Series U-3, 5.00%, 06/01/43	2,360	3,817,300
Series U-5, 5.00%, 05/01/21	2,255	2,370,433
Series U-6, 5.00%, 05/01/45	4,010	6,585,142
Series U-7, 5.00%, 06/01/46	150	248,835
Series V-1, 5.00%, 05/01/29	500	685,850
Series V-1, 5.00%, 05/01/49	2,500	4,250,200
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/20	700	717,941
5.00%, 10/01/21	1,225	1,310,517
5.00%, 10/01/22	1,350	1,501,726
5.00%, 10/01/23	200	231,090
5.00%, 10/01/26 (Call 04/01/26)	4,740	5,973,348
5.00%, 10/01/28 (Call 04/01/28)	500	666,310
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,281,940
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,559,760
5.00%, 08/01/49 (Call 08/01/29)	3,125	4,069,000
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	577,425
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	286,633
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	369,819
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC).	810	1,075,324
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,817,949
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	981,958
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	867,972
California Municipal Finance Authority RB
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,254,160
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	619,450
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	690,018
California State Public Works Board RB
5.00%, 11/01/26 (Call 11/01/22)	270	299,573
5.00%, 11/01/34 (Call 11/01/26)	1,575	1,978,027
Series A, 5.00%, 04/01/20	1,555	1,560,131
Series A, 5.00%, 04/01/21	500	522,820
Series A, 5.00%, 04/01/23 (Call 04/01/22)	1,000	1,086,830
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,000	1,086,620
Series A, 5.00%, 04/01/26 (Call 04/01/22)	1,450	1,574,961
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,250	1,479,337
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,050	2,423,141
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,215	1,434,976
Series A, 5.00%, 09/01/29 (Call 09/01/24)	710	837,857
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,626,345
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	438,242
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,177,180
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	551,198
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,181,500
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,079,920
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	778,692
Series A, 5.00%, 09/01/39 (Call 09/01/24)	2,660	3,111,349
Series A-1, 5.75%, 03/01/30 (PR 03/01/20)	375	375,000
Series B, 5.00%, 10/01/25	2,000	2,459,980
Series B, 5.00%, 10/01/27	340	442,711
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,346,200
Series C, 5.00%, 11/01/24	1,500	1,791,270
Series C, 5.00%, 11/01/27	850	1,109,165
Series C, 5.00%, 11/01/29	1,500	2,049,765
Series D, 5.00%, 09/01/23	710	813,845
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	384,693
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,046,341

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (continued)	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series D, 5.00%, 12/01/31 (Call 12/01/21)	$1,000	$1,072,620
Series E, 5.00%, 09/01/20	1,315	1,342,602
Series E, 5.00%, 09/01/21	510	542,232
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	1,012,039
Series F, 5.00%, 05/01/20	1,165	1,172,969
Series F, 5.00%, 05/01/22	840	916,406
Series F, 5.00%, 05/01/23	1,795	2,032,820
Series F, 5.00%, 05/01/27 (Call 05/01/25)	905	1,090,480
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	420,949
Series G, 5.00%, 11/01/30 (Call 11/01/22)	1,040	1,152,164
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	538,300
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,000	1,101,440
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,604,121
Series I, 5.50%, 11/01/31 (Call 11/01/23)	2,615	3,035,753
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	180	194,441
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	780,416
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,832,383
Series A, 4.00%, 11/01/38 (Call 05/01/26)	500	575,725
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	227,316
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	1,066,218
Series A, 5.00%, 11/01/20	200	205,796
Series A, 5.00%, 11/01/22	375	417,863
Series A, 5.00%, 11/01/23	1,170	1,353,292
Series A, 5.00%, 11/01/24 (Call 11/01/21)	750	803,955
Series A, 5.00%, 11/01/27 (Call 11/01/22)	2,015	2,244,186
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	477,876
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,245	1,564,156
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	238,532
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,253,440
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	670,925
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	3,070,800
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	643,720
Series A, 5.00%, 11/01/32 (Call 11/01/24)	2,000	2,379,260
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,490	1,858,075
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,500	1,783,695
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	611,680
Series A, 5.00%, 11/01/35 (Call 11/01/25)	1,325	1,627,829
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	575,321
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	618,918
Series A, 5.00%, 11/01/37 (Call 11/01/21)	2,785	2,978,613
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	360,597
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,055	1,342,751
Series A, 5.00%, 11/01/38 (Call 11/01/25)	1,000	1,223,090
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	591,545
Series A, 5.00%, 11/01/39 (Call 11/01/29)	3,015	4,042,994
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	2,020,827
Series A, 5.00%, 11/01/43 (Call 11/01/28)	1,000	1,301,570
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,522,961
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	933,098
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,572,077
Series A, 5.00%, 11/01/48 (Call 11/01/28)	4,500	5,790,060
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	200	207,286
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,245	3,580,176
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	296,240
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	2,000	2,354,520
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	342,159
	Par
Security	(000)	Value

California (continued)
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	$250	$281,418
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	3,278,836
Series D, 0.00%, 08/01/26(a)	545	505,340
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,178,690
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,173,550
5.00%, 08/01/27 (Call 08/01/23)	500	571,045
Series 2016, 5.00%, 08/01/29 (Call 08/01/23)	1,500	1,710,960
Series 2016, 5.00%, 08/01/31 (Call 08/01/23)	2,800	3,183,628
Series A, 4.00%, 08/01/20	500	507,030
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,513,338
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,165,180
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,000	1,261,880
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	560,345
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/20	500	506,255
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	569,645
Series R-1, 5.00%, 06/15/21	400	422,624
Series R-1, 5.00%, 06/15/22	1,660	1,826,216
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 12/15/20	2,330	2,407,915
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,597,320
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,852,140
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	2,820	2,880,884
City of Los Angeles CA RB, 5.00%, 06/25/20	2,000	2,026,380
City of Los Angeles CA Wastewater System Revenue RB 1.04%, 06/01/32 (Put 03/06/20)(b)(c)	1,000	1,000,000
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	584,885
Series A, 5.00%, 06/01/20	725	732,736
Series A, 5.00%, 06/01/21	390	411,138
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,767,863
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,435	1,608,434
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,272,790
Series A, 5.00%, 06/01/48 (Call 06/01/28)	1,275	1,607,775
Series B, 5.00%, 06/01/22	250	274,373
Series B, 5.00%, 06/01/23	735	837,966
Series B, 5.00%, 06/01/24 (Call 06/01/22)	950	1,042,169
Series B, 5.00%, 06/01/27	250	325,338
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	185,893
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,930	4,293,721
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	546,040
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	1,087,359
City of Los Angeles Department of Airports RB 5.00%, 05/15/48 (Call 05/15/29)	1,000	1,294,110
Series A, 5.00%, 05/15/26	1,000	1,260,060
Series A, 5.00%, 05/15/26 (Call 05/15/20)	500	504,395
Series A, 5.00%, 05/15/27 (Call 05/15/20)	245	247,134
Series A, 5.00%, 05/15/28 (Call 05/15/20)	800	806,968
Series A, 5.00%, 05/15/29 (Call 05/15/20)	3,915	3,948,943
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,490	1,502,739
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,000	1,372,710
Series A, 5.00%, 05/15/33 (Call 11/15/29)	2,000	2,729,700
Series A, 5.00%, 05/15/37 (Call 11/15/29)	1,500	2,011,950
Series A, 5.00%, 05/15/39 (Call 11/15/29)	1,000	1,332,260
Series A, 5.00%, 05/15/40 (Call 05/15/20)	5,490	5,536,226
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	543,875
Series B, 5.00%, 05/15/42 (Call 05/15/27)	3,000	3,778,080

14	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series C, 5.00%, 05/15/38 (Call 05/15/25)	$1,750	$2,089,640
Series D, 5.00%, 05/15/40 (Call 05/15/20)	1,450	1,462,209
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,932,270
City of Riverside CA Electric Revenue RB, Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,000	1,338,810
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	598,190
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,249,020
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	2,380	2,721,744
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,025	1,234,500
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,979,400
4.00%, 11/01/39 (Call 05/01/22)	415	441,332
5.00%, 11/01/22	1,500	1,671,870
5.00%, 11/01/25 (Call 05/01/25)	200	243,696
5.00%, 11/01/27 (Call 11/01/26)	500	638,330
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,790,293
5.00%, 11/01/31 (Call 11/01/26)	2,895	3,683,569
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,207,750
5.00%, 11/01/32 (PR 05/01/23)	1,525	1,669,189
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,146,192
5.00%, 11/01/36 (Call 05/01/25)	800	961,272
Series A, 4.00%, 11/01/39 (Call 11/01/26)	1,000	1,184,100
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	764,647
Series A, 5.00%, 11/01/20	370	380,723
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	536,480
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	2,326,853
Series A, 5.00%, 11/01/33 (PR 05/01/23)	1,000	1,094,550
Series A, 5.00%, 11/01/37 (Call 11/01/21)	1,000	1,072,960
Series A, 5.00%, 11/01/37 (PR 05/01/23)	780	853,749
Series A, 5.00%, 11/01/41 (PR 11/01/22)	700	751,072
Series A, 5.00%, 11/01/43 (PR 05/01/23)	1,105	1,209,478
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,300,100
Series F, 5.00%, 11/01/25 (PR 11/01/21)	1,175	1,209,051
City of San Jose CA GO
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,000	2,617,120
Series C, 5.00%, 09/01/28	335	452,766
Series C, 5.00%, 09/01/34 (Call 03/01/29)	3,850	5,197,846
City of Vernon CA Electric System Revenue RB, Series A, 5.13%, 08/01/21 (Call 03/30/20)	125	126,908
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	284,080
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	313,805
5.00%, 08/01/29 (Call 08/01/25)	515	626,678
5.00%, 08/01/31 (Call 08/01/25)	1,185	1,431,504
Series A, 4.00%, 08/01/38 (PR 08/01/24)	1,500	1,669,245
Series A, 5.00%, 08/01/38 (PR 08/01/24)	1,860	2,132,509
Series B, 0.00%, 08/01/27 (AGM)(a)	135	125,360
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	593,110
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	523,850
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,460	2,692,273
Contra Costa Community College District GO
5.00%, 08/01/38 (PR 02/01/24)	2,275	2,612,473
Series A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,415,125
Series B2, 4.00%, 08/01/21	225	235,829
Series B2, 4.00%, 08/01/22	1,425	1,540,111
	Par
Security	(000)	Value

California (continued)
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	$250	$253,243
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,229,700
Series B, 4.00%, 07/01/20	1,000	1,010,740
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,282,600
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	981,032
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	250	267,848
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	902,242
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	70	74,630
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	180	192,825
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	589,055
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,219,040
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	1,168,980
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	679,742
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,885	2,201,378
Series A, 5.00%, 06/01/28 (PR 06/01/21)	500	505,425
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	365,187
Series A, 5.00%, 06/01/32 (Call 06/01/25)	1,500	1,816,470
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	602,070
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,000	1,261,590
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,255,620
Series A, 5.00%, 06/01/49 (Call 06/01/29)	750	977,647
Series B, 5.00%, 06/01/20	735	742,938
Series B, 5.00%, 06/01/21	955	1,007,382
Series B, 5.00%, 06/01/23	1,435	1,635,527
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,150	2,791,001
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,287,680
Series C, 4.00%, 06/01/45 (Call 06/01/25)	2,410	2,725,469
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,238,570
El Camino Community College District Foundation GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	575,640
Series C, 0.00%, 08/01/32(a)	700	579,726
Series C, 0.00%, 08/01/34(a)	2,050	1,622,124
El Camino Community College District GO, Series C, 0.00%, 08/01/33(a)	125	101,283
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	250	289,568
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a).	190	133,308
Series C, 0.00%, 08/01/46(a)	985	504,901
Series C, 0.00%, 08/01/51(a)	1,155	513,305
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	3,960	4,624,369
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	393,218
Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,020	2,146,755
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	555,315
0.00%, 01/15/34 (AGM)(a)	3,500	2,602,670
0.00%, 01/15/35 (AGM)(a)	300	217,275
Series A, 0.00%, 01/01/23 (ETM)(a)	225	219,854
Series A, 0.00%, 01/15/23 (AGM)(a)	500	482,315
Series A, 0.00%, 01/01/25 (ETM)(a)	880	844,290
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,105,597

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (continued)	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 0.00%, 01/01/28 (ETM)(a)	$440	$405,684
Series A, 0.00%, 01/01/29 (ETM)(a)	500	449,490
Series A, 0.00%, 01/01/30 (ETM)
(AGC-ICC, AGM-CR)(a)	320	280,640
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	1,051,016
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	2,046,210
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,405,630
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,942,631
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	4,507,220
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,336,608
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	2,202,076
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,252,970
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	124,890
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	403,113
Grossmont Union High School District GO, 0.00%, 08/01/24 (NPFGC)(a)	100	94,974
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,167,170
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,170,100
Hayward Unified School District GO, Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	1,183,880
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	608,965
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,244,800
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	227,828
Series B, 5.00%, 08/01/39 (PR 08/01/23)	1,630	1,803,905
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	350,799
Long Beach Unified School District GO
5.00%, 08/01/20	1,440	1,465,661
Series A, 5.00%, 08/01/20	1,350	1,374,057
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	594,605
Series B, 5.00%, 08/01/22	2,000	2,208,340
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,138,270
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	98,440
Series F, 4.00%, 08/01/32 (Call 08/01/29)	2,275	2,846,025
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	2,800	3,305,932
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,248,940
Series A, 5.00%, 08/01/20	500	508,995
Series A, 5.00%, 08/01/21	1,500	1,592,370
Series A, 5.00%, 08/01/23	735	843,729
Series A, 5.00%, 08/01/25 (Call 08/01/24)	1,000	1,190,180
Series A, 5.00%, 08/01/29 (Call 08/01/24)	4,505	5,327,208
Series A, 5.00%, 08/01/30 (Call 08/01/24)	5,500	6,498,580
Series A, 5.00%, 08/01/31 (Call 08/01/24)	5,525	6,517,566
Series C, 5.00%, 08/01/20	225	229,048
Series C, 5.00%, 08/01/21	200	212,316
Series C, 5.00%, 08/01/22	570	629,810
Series C, 5.00%, 08/01/25	260	320,559
Series C, 5.00%, 06/01/26	500	633,080
Series C, 5.25%, 08/01/39 (PR 08/01/20)	1,270	1,294,473
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	914,397
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,000	1,187,820
Series K, 4.00%, 08/01/36 (Call 08/01/26)	3,185	3,768,651
	Par
Security	(000)	Value

California (continued)
Series K, 4.00%, 08/01/38 (Call 08/01/26)	$460	$541,852
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	595,985
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,270,930
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/20	2,670	2,708,395
Series A, 5.00%, 07/01/21	560	592,530
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,660	2,076,992
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	335,279
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,282,620
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,778,088
Series A, 5.00%, 07/01/39 (Call 07/01/27)	1,695	2,164,159
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,000	2,548,580
Series A, 5.00%, 07/01/42 (Call 07/01/27)	5,400	6,853,194
Series A, 5.00%, 07/01/44 (Call 07/01/28)	9,500	12,280,175
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	181,885
5.00%, 08/01/42 (Call 08/01/22)	500	548,145
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	592,890
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	2,173,034
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	649,169
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,309,560
Series E-1, 5.00%, 12/01/49 (Call 12/01/29)	3,000	3,904,860
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	850	981,172
Series A, 5.00%, 10/01/20	700	717,899
Los Angeles Department of Water & Power RB, Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,361,520
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/20	1,000	1,014,210
Series A, 5.00%, 07/01/21	900	951,669
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,210	1,278,970
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,292
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	978,329
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,547,252
Series A, 5.00%, 07/01/28 (Call 01/01/28)	765	1,013,870
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,195,230
Series A, 5.00%, 07/01/34 (Call 01/01/25)	1,435	1,703,933
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	645,795
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	866,151
Series A, 5.00%, 07/01/45 (Call 01/01/29)	2,000	2,583,700
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,210,800
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,238,480
Series B, 5.00%, 01/01/22 (Call 12/01/21)	2,290	2,462,483
Series B, 5.00%, 07/01/23	1,500	1,711,725
Series B, 5.00%, 01/01/24 (Call 12/01/23)	200	231,390
Series B, 5.00%, 07/01/24 (Call 07/01/23)	1,000	1,139,730
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,395	1,704,550
Series B, 5.00%, 07/01/26 (Call 06/01/26)	500	631,900
Series B, 5.00%, 07/01/28 (Call 07/01/23)	1,000	1,139,730
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	666,122
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	568,800
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,350,145
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,712,773
Series B, 5.00%, 07/01/43 (Call 07/01/22)	3,650	3,996,677
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,073,151
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,182,400

16	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series C, 5.00%, 07/01/26 (Call 07/01/24)	$2,000	$2,364,800
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,255,100
Series C, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,954,245
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,810,322
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,304,358
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	578,685
Series E, 5.00%, 07/01/23	585	667,573
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	578,685
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/38 (Call 01/01/26)	3,330	4,083,546
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	258,580
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,500,180
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,369,337
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,487,380
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	6,060,250
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,265,310
Series B, 5.00%, 07/01/24 (Call 07/01/23)	2,320	2,649,115
Series B, 5.00%, 07/01/27 (Call 07/01/23)	520	593,216
Series B, 5.00%, 07/01/28 (Call 07/01/23)	585	667,157
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	9,106,480
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	568,095
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,161,198
Series B, 5.00%, 07/01/43 (Call 07/01/28)	3,425	4,410,818
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	303,013
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/20	2,000	2,027,760
Series A, 5.00%, 07/01/21	1,000	1,056,040
Series A, 5.00%, 07/01/22	2,300	2,527,999
Series A, 5.00%, 07/01/23	3,160	3,606,034
Series A, 5.00%, 07/01/24	1,620	1,914,727
Series A, 5.00%, 07/01/25	5,975	7,300,195
Series A, 5.00%, 07/01/26	1,000	1,260,180
Series A, 5.00%, 07/01/27	3,500	4,536,210
Series A, 5.00%, 07/01/28	3,500	4,665,850
Series A, 5.00%, 07/01/28 (Call 07/01/21)	1,950	2,059,551
Series A, 5.00%, 07/01/29	1,000	1,366,310
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,213,630
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	527,955
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,055,770
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,799,120
Series A-2, 5.00%, 07/01/21	3,230	3,411,009
Series B, 5.00%, 07/01/21	1,000	1,056,040
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,249,580
Series B-1, 4.00%, 07/01/24	740	843,156
Series B-1, 5.00%, 07/01/21	480	506,899
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	653,315
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	651,290
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,595,140
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,283,810
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,560,380
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	3,500	4,502,085
Series C, 5.00%, 07/01/21	500	528,020
Series C, 5.00%, 07/01/23	2,375	2,710,231
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,181,460
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	537,137
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	2,122,416
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	881,190
Series KRY, 5.25%, 07/01/28 (Call 07/01/20)	2,695	2,734,967
Los Rios Community College District GO, Series A, 5.00%, 08/01/35 (PR 02/01/21)	695	707,531
	Par
Security	(000)	Value

California (continued)
Marin Community College District GO, Series B, 4.00%, 08/01/40 (Call 02/01/27)	$2,400	$2,829,240
Mendocino-Lake Community College District GO Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a).	250	37,750
Series B, 0.00%, 08/01/51 (AGM)(a)	250	104,835
Menlo Park City School District GO, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	463,740
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	165,830
Metropolitan Water District of Southern California RB
1.01%, 07/01/35 (Put 03/06/20)(b)(c)	1,000	1,000,000
Series A, 5.00%, 07/01/22	4,000	4,404,360
Series A, 5.00%, 07/01/26	1,000	1,268,660
Series A, 5.00%, 07/01/27	790	1,031,732
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	612,360
Series A, 5.00%, 10/01/29 (Call 04/01/22)	1,700	1,852,796
Series A, 5.00%, 07/01/30 (Call 01/01/26)	1,000	1,239,360
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,000	1,346,620
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,000	2,676,480
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	300,805
Series B, 5.00%, 08/01/20 (Call 07/01/20)	1,000	1,014,440
Series B, 5.00%, 08/01/21 (Call 07/01/21)	2,330	2,466,002
Series B, 5.00%, 08/01/22 (Call 07/01/22)	500	550,665
Series C, 5.00%, 10/01/27	900	1,185,786
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	440,172
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,195,180
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,131,770
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,423,723
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,750	2,102,100
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	289,493
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,407,168
Series B, 5.00%, 11/01/24	275	328,540
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,668,269
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	630,820
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,326,051
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	1,019,319
0.00%, 08/01/34(a)	750	594,308
0.00%, 08/01/36(a)	1,915	1,446,265
0.00%, 08/01/38(a)	500	356,475
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	441,220
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,475,220
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	4,000	4,853,080
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,439,100
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,000	1,215,230
5.00%, 02/15/30 (Call 02/15/29)	500	682,180
5.00%, 02/15/41 (Call 02/15/29)	500	657,585
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 02/15/23)	1,500	1,553,655
Orange County Water District RB, Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,473,885

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	$1,615	$1,891,633
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	284,780
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,252,007
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	325,970
Series D, 0.00%, 08/01/42(a)	200	123,004
Series D, 0.00%, 08/01/46(a)	1,300	683,800
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,000	2,535,100
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,287,055
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,155,840
Poway Unified School District GO
0.00%, 08/01/33(a)	250	199,355
0.00%, 08/01/35(a)	500	376,590
0.00%, 08/01/36(a)	1,000	735,830
0.00%, 08/01/38(a)	755	522,800
0.00%, 08/01/46(a)	3,450	1,768,263
Series A, 0.00%, 08/01/31(a)	735	613,659
Series A, 0.00%, 08/01/32(a)	380	310,471
Series B, 0.00%, 08/01/34(a)	500	386,700
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	5,508,127
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	500	604,445
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/36 (Call 06/01/27)	425	542,041
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	518,732
Series A, 5.25%, 06/01/39 (PR 06/01/24)	750	861,885
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,133,500
Series B, 0.00%, 06/01/41(a)	2,500	1,546,325
Series B, 5.00%, 06/01/24	685	810,410
Series B, 5.00%, 06/01/32 (Call 12/01/27)	280	365,459
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,290,680
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,285,210
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,282,690
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,176,190
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,211,650
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	868,237
Sacramento County Sanitation Districts Financing Authority
RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,161,170
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,519,306
Series A, 5.00%, 08/15/49 (Put 10/17/23)(b)(c)	1,000	1,130,230
Series B, 5.00%, 08/15/49 (Put 10/15/25)(b)(c)	1,000	1,209,140
Series E, 5.00%, 08/15/21	500	531,635
Series E, 5.00%, 08/15/24	500	594,945
Series F, 5.00%, 08/15/23	1,000	1,147,750
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,363,430
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,000	1,333,560
Series K, 5.25%, 07/01/24 (AMBAC)	250	282,485
Series X, 5.00%, 08/15/20	2,230	2,273,909
Series X, 5.00%, 08/15/21	150	159,491
Series X, 5.00%, 08/15/26 (Call 08/15/21)	6,500	6,906,510
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	185,838
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	63,778
	Par
Security	(000)	Value

California (continued)
San Bernardino Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/27)	$500	$587,550
Series A, 4.00%, 08/01/49 (Call 08/01/27)	410	479,142
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,733,265
5.00%, 11/15/26 (Call 11/15/25)	1,500	1,846,605
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,705,240
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	592,755
5.00%, 08/01/27 (Call 08/01/26)	500	635,920
5.00%, 08/01/28 (Call 08/01/26)	530	672,178
5.00%, 08/01/30 (Call 08/01/26)	590	743,542
5.00%, 08/01/30 (PR 08/01/24)	250	287,543
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,517,160
5.00%, 08/01/41 (Call 08/01/26)	500	615,865
5.00%, 08/01/41 (PR 02/01/22)	210	223,178
5.00%, 08/01/43 (PR 08/01/24)	6,340	7,292,078
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/34 (Call 07/01/20)	315	319,530
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	2,013,270
Series A, 5.00%, 07/01/39 (Call 07/01/29)	3,000	3,983,400
Series A, 5.00%, 07/01/40 (Call 07/01/20)	475	481,831
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,261,100
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	286,860
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	524,960
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	521,536
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/21	4,560	4,720,786
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,465,480
Series A, 5.00%, 04/01/42 (PR 04/01/23)	1,500	1,636,395
Series A, 5.00%, 04/01/48 (Call 04/01/25)	400	469,024
Series A, 5.00%, 04/01/48 (Call 04/01/26)	1,115	1,363,043
Series A, 5.00%, 04/01/48 (PR 04/01/23)	4,500	4,909,185
San Diego County Water Authority RB
5.00%, 05/01/31 (Call 11/01/22)	605	672,790
5.00%, 05/01/34 (Call 11/01/22)	500	555,325
Series A, 5.00%, 05/01/33 (Call 05/01/26)	500	622,655
Series B, 5.00%, 05/01/35 (Call 05/01/26)	2,000	2,480,880
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	645,625
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,197,990
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	525	575,180
5.00%, 05/15/23	985	1,121,452
Series A, 4.00%, 05/15/20	625	629,262
Series A, 4.00%, 05/15/21	200	208,166
Series A, 5.00%, 05/15/21	500	526,385
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	628,520
Series A, 5.25%, 05/15/24 (PR 05/15/20)	830	837,694
Series A, 5.25%, 05/15/25 (PR 05/15/20)	300	302,781
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,187,290
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,905,600
San Diego Unified School District/CA GO
Series A, 5.00%, 07/01/21	1,600	1,691,856
Series C, 0.00%, 07/01/30(a)	790	666,049

18	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series C, 0.00%, 07/01/35(a)	$300	$223,995
Series C, 0.00%, 07/01/36(a)	1,240	903,923
Series C, 0.00%, 07/01/38(a)	1,930	1,329,558
Series C, 0.00%, 07/01/39(a)	1,100	734,107
Series C, 0.00%, 07/01/42(a)	215	131,660
Series C, 0.00%, 07/01/45(a)	2,780	1,556,383
Series C, 0.00%, 07/01/46(a)	500	271,765
Series C, 0.00%, 07/01/47(a)	1,100	580,305
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	859,794
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	1,207,228
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,150	1,304,583
Series E, 0.00%, 07/01/32(a)	690	555,119
Series E, 0.00%, 07/01/42(a)	1,340	1,246,642
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,873,992
Series E, 0.00%, 07/01/49(a)	4,000	1,988,480
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,625,000
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	1,000	430,520
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,345,120
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,256,440
Series K-2, 4.00%, 07/01/21	2,000	2,088,420
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,000	2,433,060
Series R-1, 0.00%, 07/01/31(a)	1,675	1,377,218
Series R-2, 0.00%, 07/01/40(a)	800	927,496
Series R-3, 5.00%, 07/01/20	1,755	1,779,939
Series R-3, 5.00%, 07/01/21	2,025	2,141,255
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	219,712
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	592,910
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	2,920	3,453,426
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	250	274,945
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	228,002
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,187,000
Series A, 5.00%, 08/01/47 (Call 08/01/27)	4,015	5,043,563
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	4,045,987
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	2,000	2,450,060
Series C, 5.00%, 08/01/37 (PR 08/01/24)	800	918,672
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,627,280
Series S, 4.00%, 08/01/37 (Call 08/01/27)	1,500	1,809,285
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	1,277,748
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,189,540
Series A, 5.00%, 07/01/24	2,420	2,872,782
Series A, 5.00%, 07/01/36 (PR 07/01/22)	500	550,900
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	978,844
Series A, 5.00%, 05/01/22	100	109,345
Series A, 5.00%, 05/01/26	1,000	1,261,570
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	279,538
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,770	3,205,444
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,872,300
Series C, 5.00%, 05/01/23 (Call 05/01/20)	430	433,096
Series C, 5.00%, 05/01/23 (PR 05/01/20)	320	322,234
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	2,269,154
Series C, 5.00%, 05/01/49 (Call 05/01/29)	500	644,160
Series D, 5.00%, 05/01/24	1,000	1,178,630
Series D, 5.00%, 05/01/24 (Call 05/01/21)	1,230	1,292,949
Series D, 5.00%, 05/01/25	250	305,190
	Par
Security	(000)	Value

California (continued)
Series E, 5.00%, 05/01/48 (Call 05/01/28)	$2,000	$2,526,020
Series F, 5.00%, 05/01/35 (Call 05/01/20)	800	805,336
Series F, 5.00%, 05/01/50 (Call 05/01/29)	1,500	1,929,105
Series F, 5.25%, 05/01/20 (NPFGC)	1,685	1,697,503
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	2,000	2,358,440
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	1,021,810
Series B, 4.00%, 10/01/42 (Call 10/01/22)	2,000	2,146,200
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,277,240
Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	1,000	1,037,390
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	856,868
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	500	583,585
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	524,100
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	252,732
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/22 (ETM)(a)	220	217,010
0.00%, 01/01/23 (ETM)(a)	450	440,325
0.00%, 01/01/26 (ETM)(a)	280	267,425
0.00%, 01/01/28 (ETM)(a)	750	694,207
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	358,804
Series A, 5.00%, 01/15/34 (Call 01/15/25)	750	883,245
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	9,378,160
Series A, 5.00%, 01/15/50 (Call 01/15/25)	3,750	4,380,750
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (Call 09/01/24)	2,500	2,832,400
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	1,010	1,138,957
San Jose Unified School District GO
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,000	2,590,620
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	339,132
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	582,387
Series B, 0.00%, 08/01/38(a)	565	387,686
Series B, 0.00%, 08/01/47(a)	500	260,345
Series B, 0.00%, 08/01/51(a)	1,500	694,050
San Mateo County Community College District GO
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	424,905
Series A, 5.00%, 09/01/45 (Call 09/01/25)	500	597,575
Series B, 0.00%, 09/01/26 (NPFGC)(a)	300	281,988
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,664,000
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	1,063,193
Series B, 5.00%, 09/01/45 (Call 09/01/28)	1,000	1,291,430
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	522,962
5.00%, 08/01/49 (Call 08/01/29)	880	1,144,933
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	595	652,923
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	498,205
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	1,610	1,820,926
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,644,733
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	330,830
Santa Clara Unified School District GO
4.00%, 07/01/48 (Call 07/01/26)	4,500	5,203,665
5.00%, 07/01/21	2,000	2,117,020

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (continued)	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Santa Clara Valley Transportation Authority RB, Series B, 5.00%, 04/01/20	$430	$431,488
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	3,825	4,605,835
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,683,187
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,075	1,146,702
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	680,384
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	830,802
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,924,500
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,129,360
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,595,415
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,000	1,150,170
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,000	2,156,900
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,146,750
Southern California Public Power Authority RB
5.00%, 07/01/25 (Call 07/01/20)	585	593,295
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,000,840
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	700	709,856
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,008,540
Series A, 4.00%, 07/01/21	725	757,545
Series C, 5.00%, 07/01/26 (Call 01/01/25)	650	780,312
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,131,420
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,197,930
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,330,360
Series C, 0.00%, 08/01/41(a)	650	412,601
Series C, 0.00%, 08/01/46(a)	1,000	503,980
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	592,190
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	2,855	2,874,842
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,000	2,013,900
Series L, 5.00%, 05/01/21 (PR 05/01/20)	925	931,540
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,525	1,535,553
Series L, 5.00%, 05/01/22 (PR 05/01/20)	870	876,151
Series N, 5.00%, 05/01/20	11,415	11,494,334
Series N, 5.00%, 05/01/21	2,055	2,157,729
Series O, 5.00%, 05/01/21	4,480	4,703,955
Series O, 5.00%, 05/01/22	5,225	5,706,170
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/20 (ETM)	5	5,163
Series AS, 5.00%, 12/01/21	320	344,570
Series AS, 5.00%, 12/01/22	640	716,531
Series AS, 5.00%, 12/01/22 (ETM)	10	11,184
Series AS, 5.00%, 12/01/23	250	290,648
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	400	481,732
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,055	1,269,471
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	2,935	3,524,054
Series AS, 5.00%, 12/01/29 (Call 12/01/24)	4,320	5,173,589
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,183,850
Series AW, 5.00%, 12/01/21	635	683,755
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,279,330
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	632,565
Series AX, 5.00%, 12/01/21	200	215,356
	Par
Security	(000)	Value

California (continued)
Series AX, 5.00%, 12/01/22	$500	$559,790
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	5,000	6,790,400
State of California GO
1.13%, 05/01/34 (Put 03/02/20)(b)(c)	6,000	6,000,000
3.00%, 10/01/35 (Call 10/01/29)	1,850	2,094,422
3.00%, 10/01/37 (Call 10/01/29)	1,365	1,523,299
4.00%, 05/01/23	1,000	1,101,970
4.00%, 04/01/24	1,155	1,305,843
4.00%, 11/01/25	235	277,265
4.00%, 09/01/28 (Call 09/01/26)	250	298,865
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	4,790	4,981,792
4.00%, 09/01/33 (Call 09/01/26)	3,560	4,191,366
4.00%, 09/01/34 (Call 09/01/26)	800	940,480
4.00%, 10/01/34 (Call 10/01/29)	2,000	2,498,060
4.00%, 11/01/34 (Call 11/01/27)	1,800	2,169,738
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,343,360
4.00%, 09/01/37 (Call 09/01/26)	3,505	4,097,380
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,394,480
4.00%, 10/01/44 (Call 10/01/29)	500	607,210
4.00%, 11/01/44 (Call 11/01/24)	975	1,104,977
4.00%, 03/01/45 (Call 03/01/25)	500	561,005
4.00%, 08/01/45 (Call 08/01/25)	250	282,855
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,764,675
4.50%, 03/01/21 (Call 03/01/20)	660	661,848
5.00%, 08/01/20	500	508,700
5.00%, 09/01/20	170	173,560
5.00%, 10/01/20	4,000	4,097,800
5.00%, 11/01/20	5,900	6,065,023
5.00%, 12/01/20	550	567,314
5.00%, 02/01/21	100	103,851
5.00%, 08/01/21	270	286,076
5.00%, 09/01/21	6,650	7,069,216
5.00%, 11/01/21	3,175	3,397,313
5.00%, 02/01/22	2,600	2,809,274
5.00%, 04/01/22	750	815,940
5.00%, 09/01/22	1,000	1,105,380
5.00%, 10/01/22	5,000	5,544,250
5.00%, 11/01/22	2,000	2,224,660
5.00%, 08/01/23	955	1,092,090
5.00%, 09/01/23	3,465	3,974,390
5.00%, 10/01/23	1,250	1,438,075
5.00%, 11/01/23	1,375	1,586,612
5.00%, 11/01/23 (Call 11/01/20)	500	514,255
5.00%, 12/01/23	500	578,675
5.00%, 02/01/24 (Call 02/01/22)	220	237,846
5.00%, 08/01/24	750	888,315
5.00%, 09/01/24	1,360	1,615,476
5.00%, 10/01/24	1,715	2,043,028
5.00%, 11/01/24	1,650	1,971,238
5.00%, 11/01/24 (Call 11/01/20)	250	257,128
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,632,061
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,121,840
5.00%, 03/01/25	1,300	1,570,868
5.00%, 03/01/25 (Call 03/01/20)	750	752,407
5.00%, 04/01/25	2,000	2,423,440
5.00%, 08/01/25	2,550	3,124,132
5.00%, 09/01/25	880	1,081,080
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,953,320
5.00%, 10/01/25	1,550	1,909,352
5.00%, 10/01/25 (Call 10/01/24)	400	476,112

20	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
5.00%, 11/01/25 (Call 11/01/20)	$585	$601,520
5.00%, 11/01/25 (Call 11/01/23)	300	345,819
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,156,150
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,506,362
5.00%, 04/01/26	1,335	1,667,281
5.00%, 08/01/26	8,255	10,410,463
5.00%, 08/01/26 (Call 08/01/25)	1,775	2,169,352
5.00%, 10/01/26	3,500	4,435,060
5.00%, 10/01/26 (Call 10/01/24)	750	891,592
5.00%, 10/01/26 (Call 04/01/26)	2,190	2,739,077
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,056,301
5.00%, 03/01/27 (Call 03/01/20)	300	300,951
5.00%, 03/01/27 (Call 03/01/25)	500	602,000
5.00%, 04/01/27	1,000	1,283,410
5.00%, 08/01/27	640	828,659
5.00%, 08/01/27 (Call 08/01/26)	500	630,905
5.00%, 09/01/27 (Call 09/01/21)	500	531,140
5.00%, 09/01/27 (Call 09/01/26)	2,490	3,149,327
5.00%, 10/01/27	4,265	5,546,163
5.00%, 11/01/27.	470	612,490
5.00%, 11/01/27 (Call 11/01/23)	700	805,812
5.00%, 04/01/28	5,000	6,585,350
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,219,800
5.00%, 08/01/28 (Call 08/01/26)	1,520	1,914,729
5.00%, 08/01/28 (Call 08/01/27)	2,385	3,088,098
5.00%, 09/01/28 (Call 09/01/26)	775	978,058
5.00%, 10/01/28.	750	1,000,462
5.00%, 11/01/28	3,000	4,010,190
5.00%, 11/01/28 (Call 11/01/27)	1,630	2,124,754
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,118,760
5.00%, 04/01/29	3,375	4,557,161
5.00%, 08/01/29 (Call 08/01/27)	2,000	2,587,820
5.00%, 09/01/29 (Call 09/01/26)	2,600	3,276,962
5.00%, 10/01/29	1,500	2,047,770
5.00%, 10/01/29 (Call 04/01/23)	850	956,641
5.00%, 10/01/29 (Call 04/01/26)	750	932,805
5.00%, 11/01/29 (Call 11/01/27)	1,480	1,927,108
5.00%, 04/01/30.	350	482,482
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,342,700
5.00%, 08/01/30 (Call 08/01/27)	600	774,774
5.00%, 08/01/30 (Call 08/01/28)	1,000	1,316,790
5.00%, 09/01/30 (Call 09/01/21)	2,800	2,973,096
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,296,840
5.00%, 11/01/30 (Call 11/01/27)	3,680	4,782,307
5.00%, 02/01/31 (Call 02/01/22)	500	540,160
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,598,980
5.00%, 09/01/31 (Call 09/01/21)	1,500	1,592,490
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,511,920
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,342,935
5.00%, 11/01/31 (Call 11/01/23)	2,080	2,387,902
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,298,260
5.00%, 11/01/31 (Call 11/01/28)	2,000	2,642,000
5.00%, 02/01/32 (Call 02/01/22)	1,500	1,620,180
5.00%, 04/01/32	4,000	5,751,880
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,331,240
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,764,010
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,181,860
5.00%, 10/01/32 (Call 10/01/29)	2,000	2,700,680
5.00%, 02/01/33 (Call 02/01/22)	1,000	1,079,920
5.00%, 02/01/33 (Call 02/01/23)	2,000	2,233,220
	Par
Security	(000)	Value

California (continued)
5.00%, 04/01/33 (Call 04/01/29)	$1,840	$2,449,739
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,521,880
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,864,407
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,879,875
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,619,693
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,759,542
5.00%, 09/01/34 (Call 09/01/26)	5,435	6,793,336
5.00%, 04/01/35 (Call 04/01/29)	3,000	3,978,450
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,876,073
5.00%, 08/01/35 (Call 08/01/26)	1,000	1,245,130
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,248,040
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,785,800
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,461,536
5.00%, 11/01/36 (Call 11/01/27)	845	1,088,250
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,524,970
5.00%, 11/01/37 (Call 11/01/28)	1,000	1,306,150
5.00%, 02/01/38 (Call 02/01/23)	4,545	5,066,675
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,790,765
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,173,030
5.00%, 10/01/39 (Call 10/01/29)	2,500	3,316,975
5.00%, 09/01/41 (Call 09/01/21)	380	402,846
5.00%, 10/01/41 (Call 10/01/21)	4,675	4,971,629
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,082,510
5.00%, 09/01/42 (Call 09/01/22)	750	824,130
5.00%, 04/01/43 (Call 04/01/23)	910	1,015,915
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,413,820
5.00%, 08/01/45 (Call 08/01/25)	3,400	4,101,692
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,845,450
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,233,100
5.00%, 10/01/47 (Call 04/01/26)	2,850	3,474,121
5.00%, 11/01/47 (Call 11/01/27)	800	1,016,608
5.25%, 09/01/22	2,815	3,128,985
5.25%, 10/01/22	600	669,138
5.25%, 02/01/23	500	564,975
5.25%, 09/01/25 (Call 09/01/21)	750	799,837
5.25%, 09/01/30 (Call 09/01/21)	2,000	2,131,040
5.25%, 09/01/31 (Call 09/01/21)	3,000	3,196,110
5.25%, 08/01/32 (AGM)	1,825	2,641,852
5.25%, 11/01/40 (Call 11/01/20)	2,310	2,378,076
5.50%, 03/01/40 (Call 03/01/20)	7,995	8,022,903
6.00%, 03/01/33 (Call 03/01/20)	2,200	2,208,602
Series A, 5.00%, 10/01/24	3,000	3,573,810
Series A, 5.00%, 10/01/48 (Call 10/01/28)	3,000	3,861,030
Series B, 5.00%, 08/01/20	500	508,700
Series B, 5.00%, 09/01/21	2,000	2,126,080
Series B, 5.00%, 09/01/22	2,485	2,746,870
Series B, 5.00%, 09/01/24	3,945	4,686,068
Series B, 5.00%, 09/01/25	1,000	1,228,500
Series B, 5.00%, 08/01/26	2,280	2,875,331
Series B, 5.00%, 09/01/26	790	998,678
Series C, 5.00%, 08/01/27 (Call 08/01/26)	55	69,400
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	568,715
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	873,690
University of California RB
Series A, 5.00%, 05/15/41 (Call 05/15/26)	855	1,047,255
Series A, 5.00%, 05/15/49 (Call 05/15/29)	2,500	3,230,800
Series AB, 5.00%, 05/15/20	700	706,153
Series AF, 5.00%, 05/15/20	685	691,021

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (continued)	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	$2,500	$2,817,425
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,124,950
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,131,040
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,300	3,714,546
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	3,965	4,500,751
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	810,103
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,862,250
Series AO, 5.00%, 05/15/23	850	967,172
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,675,074
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,196,310
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,615,604
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,000	1,003,480
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	584,575
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,399,497
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,546,760
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,267,320
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,286,610
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,650	3,364,466
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	587,405
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	979,980
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	5,205	6,664,482
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	6,750	8,598,420
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	640,850
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	585,638
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	585,638
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	509,217
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	295,493
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	251,871
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	426,375
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	366,855
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	720,799
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	722,759
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,319,742
Series I, 5.00%, 05/15/21	2,000	2,105,300
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	426,027
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,349,880
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	653,303
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	3,446,760
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	619,215
	Par/
	Shares
Security	(000)	Value

California (continued)
Series M, 4.00%, 05/15/47 (Call 05/15/27)	$250	$290,790
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,278,850
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,868,340
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	308,990
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	617,840
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,259,030
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	649,980
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (Call 11/01/22)	500	555,795
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	284,780
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	353,633
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	959,862
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	242,715
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	549,715
		1,562,020,527
Total Municipal Debt Obligations — 98.8%
(Cost: $1,458,618,724)		1,562,020,527

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds California Money Fund Portfolio, 0.97%(d)(e)	13,156	13,158,528

Total Short-Term Investments — 0.8%
(Cost: $13,158,528)		13,158,528

Total Investments in Securities — 99.6%
(Cost: $1,471,777,252)		1,575,179,055

Other Assets, Less Liabilities — 0.4%		5,548,382
Net Assets — 100.0%		$1,580,727,437

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund Portfolio.	8,948	4,208	13,156	$13,158,528	$126,787	$—	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® California Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$1,562,020,527	$—	$1,562,020,527
Money Market Funds	13,158,528	—	—	13,158,528
	$13,158,528	$1,562,020,527	$—	$1,575,179,055

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 0.5%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$2,000	$2,040,460
5.00%, 09/01/22	5,385	5,934,108
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,762,750
5.00%, 09/01/27 (Call 09/01/24)	1,000	1,182,500
5.00%, 09/01/30 (Call 09/01/24)	2,000	2,353,400
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	3,500	4,133,675
Series A, 4.00%, 06/01/37 (Call 09/01/27)	5,290	6,216,967
Series A, 5.00%, 09/01/35 (Call 09/01/26)	6,075	7,504,448
Series A, 5.00%, 09/01/36 (Call 09/01/26)	7,000	8,622,530
Series B, 5.00%, 09/01/23	5,585	6,393,540
Series B, 5.00%, 09/01/24	1,600	1,896,672
Alabama Public School & College Authority RB
Series B, 5.00%, 01/01/22	6,875	7,399,150
Series B, 5.00%, 01/01/23	3,100	3,464,219
Series B, 5.00%, 01/01/24	3,500	4,054,155
Series B, 5.00%, 01/01/26 (Call 07/01/24)	5,535	6,510,876
Auburn University RB
Series A, 4.00%, 06/01/41 (Call 06/01/26)	3,375	3,847,095
Series A, 5.00%, 06/01/48 (Call 06/01/28)	7,000	8,796,270
State of Alabama GO, Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,025	1,286,068
Water Works Board of the City of Birmingham (The) RB, 5.00%, 01/01/41 (PR 01/01/21)	1,185	1,226,676
		85,625,559
Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (Call 12/01/24)	2,000	2,165,740

Arizona — 1.5%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,000	1,177,710
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,356,640
5.00%, 07/01/33 (Call 07/01/24)	2,900	3,403,150
Series A, 5.00%, 07/01/21	1,500	1,583,025
Series A, 5.00%, 07/01/22	6,650	7,291,326
Series A, 5.00%, 07/01/22 (PR 07/01/21)	2,600	2,744,612
Series A, 5.00%, 07/01/24 (PR 07/01/21)	935	987,005
Series A, 5.00%, 07/01/29 (PR 07/01/22)	3,175	3,485,836
Series A, 5.00%, 07/01/30 (PR 07/01/22)	2,000	2,194,057
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/21	2,285	2,426,921
Series A, 5.00%, 09/01/23	750	857,460
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,096,900
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,820,430
Arizona Transportation Board RB
5.00%, 07/01/23	7,530	8,574,185
5.00%, 07/01/24	6,175	7,272,359
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	870	963,760
Series A, 5.00%, 10/01/22 (ETM)	555	615,256
Series A, 5.00%, 10/01/25 (Call 10/01/24)	1,000	1,190,480
Series A, 5.00%, 10/01/26 (Call 10/01/24)	7,885	9,394,347
Series A, 5.00%, 10/01/30 (PR 10/01/20)	2,600	2,663,882
	Par
Security	(000)	Value

Arizona (continued)
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	$1,500	$1,733,175
City of Phoenix AZ GO
4.00%, 07/01/24	1,040	1,180,691
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,270,240
5.00%, 07/01/25	3,800	4,631,706
5.00%, 07/01/26	1,130	1,419,235
5.00%, 07/01/27 (Call 07/01/26)	3,985	4,996,791
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/44 (Call 07/01/29)	4,800	5,674,368
5.00%, 07/01/20	2,800	2,838,584
5.00%, 07/01/39 (Call 07/01/26)	2,215	2,712,245
5.00%, 07/01/44 (Call 07/01/29)	1,500	1,935,255
5.00%, 07/01/49 (Call 07/01/29)	5,000	6,408,950
Series 2015-A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,367,700
Series A, 5.00%, 07/01/40 (PR 07/01/20)	1,700	1,723,426
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,373,220
Series A, 5.00%, 07/01/45 (Call 07/01/29)	2,000	2,538,700
Series B, 5.00%, 07/01/20	2,000	2,027,760
Series B, 5.00%, 07/01/21	4,770	5,037,311
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,500	1,768,275
Series B, 5.00%, 07/01/27 (Call 07/01/24)	3,000	3,529,620
Series D, 5.00%, 07/01/35 (Call 07/01/27)	4,200	5,274,360
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	2,500	2,844,000
Maricopa County Community College District GO
5.00%, 07/01/20	2,035	2,063,164
5.00%, 07/01/21	2,840	2,998,756
Pinal County Electric District No. 3 RB, Series A, 5.25%, 07/01/41 (PR 07/01/21)	1,000	1,058,920
Salt River Project Agricultural Improvement & Power District RB
4.00%, 01/01/39 (Call 01/01/30)	3,900	4,717,128
5.00%, 01/01/23	3,280	3,668,319
5.00%, 01/01/24	1,070	1,240,729
5.00%, 01/01/27	1,900	2,426,148
5.00%, 01/01/31 (Call 01/01/28)	3,585	4,646,985
5.00%, 01/01/36 (Call 01/01/28)	5,000	6,419,450
5.00%, 01/01/38 (Call 01/01/28)	1,555	1,982,407
5.00%, 01/01/39 (Call 01/01/28)	8,000	10,176,720
5.00%, 01/01/47 (Call 01/01/30)	5,500	7,254,665
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,302,840
Series A, 5.00%, 01/01/26	3,270	4,056,599
Series A, 5.00%, 12/01/26 (Call 12/01/21)	2,030	2,177,053
Series A, 5.00%, 01/01/27	1,000	1,276,920
Series A, 5.00%, 12/01/28 (Call 12/01/21)	2,075	2,223,446
Series A, 5.00%, 12/01/29 (Call 06/01/22)	1,635	1,787,480
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,733,150
Series A, 5.00%, 12/01/31 (Call 06/01/22)	11,100	12,127,305
Series A, 5.00%, 12/01/34 (Call 06/01/25)	2,500	3,004,125
Series A, 5.00%, 01/01/37 (Call 01/01/28)	5,955	7,625,318
Series A, 5.00%, 01/01/38 (Call 01/01/27)	5,100	6,349,347
Series A, 5.00%, 12/01/45 (Call 06/01/25)	6,000	7,182,420
State of Arizona COP
Series A, 5.00%, 10/01/20	2,500	2,560,825
Series A, 5.00%, 10/01/21	5,000	5,329,400
Series A, 5.00%, 10/01/28	3,050	4,036,126
State of Arizona Lottery Revenue RB, 5.00%, 07/01/25	1,500	1,826,550
		242,637,248

24	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Arkansas — 0.0%
State of Arkansas GO
4.00%, 06/15/20	$2,000	$2,018,280
5.00%, 06/15/21	3,000	3,162,120
		5,180,400
California — 19.3%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	3,448,500
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,451,620
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,785	3,402,546
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,228,080
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	6,036,871
Alameda County Transportation Commission RB, 4.00%, 03/01/22	500	533,980
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	6,000	5,429,940
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	1,353,780
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	3,645,388
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34 (Call 10/01/21)	1,150	1,228,764
5.00%, 10/01/34 (PR 10/01/21)	850	907,528
5.00%, 10/01/35 (Call 10/01/21)	795	849,450
5.00%, 10/01/35 (PR 10/01/21)	590	629,931
5.00%, 10/01/41 (Call 10/01/21)	920	983,011
5.00%, 10/01/41 (PR 10/01/21)	680	726,022
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	2,412,939
Bay Area Toll Authority RB
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	2,000	2,109,400
4.00%, 04/01/33 (Call 04/01/27)	1,800	2,141,568
4.00%, 04/01/38 (Call 04/01/27)	4,950	5,808,330
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,916,000
4.00%, 04/01/47 (Call 04/01/27)	13,500	15,639,750
5.00%, 04/01/28	1,600	2,127,824
Series A, 2.95%, 04/01/47 (Put 04/01/26)(b)(c)	1,000	1,111,370
Series B, 2.85%, 04/01/47 (Put 04/01/25)(b)(c)	4,000	4,363,640
Series F-1, 4.00%, 04/01/56 (Call 04/01/27)	2,600	2,988,856
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,860	2,029,130
Series F-1, 5.00%, 04/01/26 (PR 04/01/22)	1,000	1,090,930
Series F-1, 5.00%, 04/01/28 (PR 04/01/22)	1,595	1,740,033
Series F-1, 5.00%, 04/01/30 (PR 04/01/22)	2,000	2,181,860
Series F-1, 5.00%, 04/01/31 (PR 04/01/22)	1,315	1,434,573
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	3,000	3,530,940
Series F-2, 4.00%, 04/01/21	1,000	1,036,470
Series H, 5.00%, 04/01/44 (Call 04/01/29)	2,000	2,592,460
Series H, 5.00%, 04/01/49 (Call 04/01/29)	2,000	2,576,120
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	2,510	2,574,331
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,234,240
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,264,660
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	1,981,578
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	2,250	2,564,865
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	421,778
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	4,000	4,783,520
Series S-8, 5.00%, 04/01/56 (Call 10/01/29)	6,000	7,758,900
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	4,500	5,065,380
Beverly Hills Unified School District CA GO, Series 2008, 0.00%, 08/01/33(a)	1,000	811,330
	Par
Security	(000)	Value

California (continued)
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	$2,000	$2,345,860
5.00%, 10/01/49 (Call 04/01/26)	500	599,235
Series T-1, 5.00%, 03/15/39	1,015	1,587,084
Series U-2, 5.00%, 10/01/32	5,000	7,335,950
Series U-3, 5.00%, 06/01/43	4,000	6,470,000
Series U-6, 5.00%, 05/01/45	4,400	7,225,592
Series U-7, 5.00%, 06/01/46	6,500	10,782,850
Series V-1, 5.00%, 05/01/49	12,000	20,400,960
California Infrastructure & Economic Development Bank RB
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,922,910
5.00%, 10/01/43 (Call 04/01/28)	3,620	4,633,166
5.00%, 08/01/49 (Call 08/01/29)	4,375	5,696,600
Series A, 4.00%, 10/01/45 (Call 10/01/26)	1,500	1,732,275
Series A, 5.00%, 07/01/23 (ETM) (AGM)	2,845	3,261,878
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,653,940
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	663,485
Series A, 5.00%, 10/01/41 (Call 10/01/26)	1,010	1,252,360
Series A, 5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	5,710	7,311,883
California Municipal Finance Authority RB
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,254,160
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,110	2,614,079
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a).	3,000	985,740
California State Public Works Board RB
Series A, 5.00%, 04/01/20	690	692,277
Series A, 5.00%, 04/01/22	1,810	1,968,357
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,570,893
Series A, 5.00%, 09/01/28 (Call 09/01/24)	2,600	3,070,730
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	5,963,265
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,535	1,806,971
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,846,663
Series A, 5.00%, 03/01/38 (Call 03/01/23)	5,120	5,736,550
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,169,680
Series A-1, 6.00%, 03/01/35 (PR 03/01/20)	1,000	1,000,000
Series B, 5.00%, 10/01/22	1,800	1,994,958
Series B, 5.00%, 10/01/25	1,910	2,349,281
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,226,025
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	214,276
Series C, 5.00%, 11/01/33 (Call 11/01/26)	4,230	5,317,025
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,608,930
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	804,465
Series D, 5.25%, 12/01/25 (Call 12/01/21)	1,345	1,449,964
Series F, 5.00%, 05/01/20	1,000	1,006,840
Series F, 5.00%, 05/01/21	3,000	3,147,450
Series F, 5.00%, 05/01/23	3,420	3,873,116
Series F, 5.00%, 05/01/25	6,445	7,820,299
Series F, 5.00%, 05/01/26 (Call 05/01/25)	3,115	3,760,397
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	5,157,186
Series G, 5.00%, 01/01/21	4,505	4,663,035
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,497,072
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,153,810
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,835,308
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	1,680	1,814,786
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,309,500
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,166,640
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,824,000
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	4,182,235

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 4.00%, 11/01/38 (Call 05/01/26)	$2,240	$2,579,248
Series A, 4.00%, 11/01/45 (Call 05/01/26)	8,300	9,464,822
Series A, 5.00%, 11/01/23	1,000	1,156,660
Series A, 5.00%, 11/01/24 (Call 11/01/21)	1,250	1,339,925
Series A, 5.00%, 11/01/24 (Call 11/01/23)	2,040	2,358,770
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,400	1,617,672
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,170	1,303,076
Series A, 5.00%, 11/01/30 (Call 11/01/25)	3,000	3,688,680
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	624,515
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,931,160
Series A, 5.00%, 11/01/32 (Call 11/01/24)	8,000	9,517,040
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,000	2,494,060
Series A, 5.00%, 11/01/33 (Call 11/01/24)	2,500	2,972,825
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,835,040
Series A, 5.00%, 11/01/34 (Call 11/01/24)	2,950	3,503,449
Series A, 5.00%, 11/01/36 (Call 05/01/27)	1,960	2,501,195
Series A, 5.00%, 11/01/37 (Call 11/01/22)	5,320	5,902,700
Series A, 5.00%, 11/01/38 (Call 11/01/25)	3,150	3,852,733
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	591,545
Series A, 5.00%, 11/01/39 (Call 11/01/29)	6,000	8,045,760
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,240,652
Series A, 5.00%, 11/01/42 (Call 05/01/27)	3,450	4,344,964
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,500	1,820,565
Series A, 5.00%, 11/01/43 (Call 11/01/28)	3,000	3,904,710
Series A, 5.00%, 11/01/44 (Call 11/01/24)	700	826,413
Series A, 5.00%, 11/01/44 (Call 11/01/29)	2,000	2,641,940
Series A, 5.00%, 11/01/45 (Call 05/01/26)	5,820	7,145,563
Series A, 5.00%, 11/01/47 (Call 05/01/27)	2,900	3,629,495
Series A, 5.00%, 11/01/48 (Call 11/01/28)	12,875	16,566,005
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	1,875	1,943,306
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	604,010
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (Call 08/01/26)	1,000	1,177,260
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (Call 08/01/22) (AGM)(a)	4,000	1,004,880
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,969,923
Series A, 5.00%, 08/01/39 (Call 08/01/24)	6,065	7,127,649
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,357,380
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,338,750
Series 2016, 5.00%, 08/01/29 (Call 08/01/23)	1,225	1,397,284
Series 2016, 5.00%, 08/01/31 (Call 08/01/23)	1,200	1,364,412
Chaffey Community College District GO, Series A, 5.00%, 06/01/48 (Call 06/01/28)	2,300	2,902,324
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,241,380
City & County of San Francisco CA GO
Series R-1, 5.00%, 06/15/21	25	26,414
Series R-1, 5.00%, 06/15/22 (Call 12/15/21)	1,000	1,078,320
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/49 (Call 05/15/29)	4,190	5,410,673
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,234,760
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	1,250	1,276,988
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,138,010
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,131,110
Series A, 5.00%, 06/01/43 (Call 06/01/23)	8,730	9,785,108
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,500	1,909,185
	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 06/01/48 (Call 06/01/28)	$10,000	$12,610,000
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,890,285
Series B, 5.00%, 06/01/22	2,625	2,880,911
Series B, 5.00%, 06/01/31 (Call 06/01/22)	3,000	3,277,650
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	436,832
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,000	1,188,370
City of Los Angeles Department of Airports RB
5.00%, 05/15/48 (Call 05/15/29)	1,500	1,941,165
Series A, 5.00%, 05/15/26 (Call 05/15/20)	2,705	2,728,777
Series A, 5.00%, 05/15/28 (Call 05/15/20)	2,000	2,017,420
Series A, 5.00%, 05/15/31 (Call 11/15/29)	1,500	2,063,340
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,125	1,134,619
Series A, 5.00%, 05/15/35 (Call 05/15/20)	4,870	4,911,005
Series A, 5.00%, 05/15/35 (Call 11/15/29)	1,500	2,028,885
Series A, 5.00%, 05/15/36 (Call 11/15/29)	1,500	2,020,635
Series A, 5.00%, 05/15/38 (Call 11/15/29)	2,000	2,675,140
Series A, 5.00%, 05/15/40 (Call 05/15/20)	7,950	8,016,939
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,000	1,330,050
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	543,875
Series B, 5.00%, 05/15/40 (Call 05/15/20)	3,000	3,025,080
Series B, 5.00%, 05/15/42 (Call 05/15/27)	4,390	5,528,590
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,701,648
Series D, 5.25%, 05/15/33 (Call 05/15/20)	700	706,349
Series E, 5.00%, 05/15/44 (Call 11/15/28)	2,000	2,576,360
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	2,021,882
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	9,750	11,150,002
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	4,500	5,744,970
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,822,690
5.00%, 11/01/31 (Call 05/01/25)	2,000	2,417,760
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,415,500
5.00%, 11/01/32 (Call 11/01/26)	4,250	5,398,392
5.00%, 11/01/34 (Call 11/01/26)	1,000	1,266,190
5.00%, 11/01/36 (Call 05/01/25)	1,255	1,507,995
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,368,200
Series A, 5.00%, 11/01/30 (PR 11/01/21)	5,500	5,901,280
Series A, 5.00%, 11/01/32 (PR 11/01/21)	400	429,184
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,536,080
Series A, 5.00%, 11/01/35 (PR 05/01/22)	4,000	4,378,200
Series A, 5.00%, 11/01/37 (PR 05/01/22)	1,000	1,094,550
Series A, 5.00%, 11/01/41 (PR 11/01/21)	2,750	2,950,640
Series A, 5.00%, 11/01/43 (PR 05/01/22)	1,000	1,094,550
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,595,920
City of San Jose CA GO, Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	5,000	6,542,800
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,136,320
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,255,220
5.00%, 08/01/29 (Call 08/01/25)	2,000	2,433,700
Series A, 4.00%, 08/01/38 (PR 08/01/23)	2,000	2,225,660
Series A, 5.00%, 08/01/38 (PR 08/01/23)	5,580	6,397,526
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	6,012,620
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,372,440
Series F, 0.00%, 08/01/41 (Call 08/01/29)(a)	1,000	566,070
Series F, 0.00%, 08/01/42 (Call 08/01/29)(a)	1,000	544,630

26	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Contra Costa Community College District GO
5.00%, 08/01/38 (PR 08/01/23)	$10,155	$11,661,393
Series A, 4.00%, 08/01/39 (Call 08/01/24)	11,965	13,545,576
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	1,145	1,159,851
Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	4,303,950
County of Santa Clara CA GO
Series B, 4.00%, 08/01/39 (Call 08/01/22)	2,250	2,410,628
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,627,015
Cucamonga Valley Water District RB
Series A, 5.38%, 09/01/35 (Call 09/01/21) (AGM)	205	218,559
Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	545	583,831
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	4,123,385
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,313,619
Series A, 5.00%, 06/01/36 (PR 06/01/20)	13,210	13,353,328
Series A, 5.00%, 06/01/42 (Call 06/01/27)	2,955	3,727,998
Series A, 5.00%, 06/01/45 (Call 06/01/27)	7,240	9,090,689
Series A, 5.00%, 06/01/49 (Call 06/01/29)	4,750	6,191,767
Series B, 5.00%, 06/01/23	1,000	1,139,740
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,584,600
Series B, 5.00%, 06/01/34 (Call 06/01/27)	2,800	3,594,948
Series B, 5.00%, 06/01/36 (Call 06/01/27)	2,105	2,693,137
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,857,855
El Camino Community College District Foundation GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,302,560
Series C, 0.00%, 08/01/32(a)	200	165,636
Series C, 0.00%, 08/01/34(a)	8,415	6,658,621
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	500	579,135
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	976,484
Series C, 0.00%, 08/01/51(a)	2,850	1,266,597
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	4,000	4,671,080
Series C, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,062,750
Series C, 5.00%, 08/01/40 (PR 08/01/21)	4,750	5,048,062
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	4,500	3,346,290
0.00%, 01/15/35 (AGM)(a)	1,700	1,231,225
Series A, 0.00%, 01/01/23 (ETM)(a)	500	488,565
Series A, 0.00%, 01/01/25 (ETM)(a)	200	191,884
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,423,515
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	4,102,944
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	877,000
Series A, 0.00%, 01/15/36 (AGM)(a)	2,000	1,410,760
Series A, 0.00%, 01/15/37 (AGM)(a)	1,000	682,070
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	2,000	2,270,420
Series A, 6.00%, 01/15/49 (PR 01/15/24)	1,500	1,805,295
Series A, 6.00%, 01/15/53 (PR 01/15/24)	5,125	6,168,091
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,800	2,004,912
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	2,000	2,258,540
Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,660	1,942,366
Series A, 5.00%, 08/01/44 (Call 08/01/27)	2,000	2,505,940
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	1,650	1,900,388
	Par
Security	(000)	Value

California (continued)
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	$8,950	$10,472,395
Hayward Unified School District GO, Series A, 5.00%, 08/01/44 (Call 08/01/28) (BAM)	2,300	2,916,170
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,822,620
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,660,035
Series C, 4.00%, 08/01/49 (Call 08/01/28)	2,200	2,572,526
Long Beach Unified School District GO
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	393,760
Series F, 4.00%, 08/01/36 (Call 08/01/29)	4,195	5,133,673
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	6,015	7,101,850
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,630,545
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,000	1,135,400
Series A, 4.00%, 08/01/33 (Call 08/01/24)	2,960	3,356,610
Series A, 5.00%, 08/01/22	1,000	1,104,930
Series A, 5.00%, 08/01/27 (Call 08/01/24)	3,400	4,028,660
Series A, 5.00%, 08/01/29 (Call 08/01/24)	10,495	12,410,442
Series A, 5.00%, 08/01/30 (Call 08/01/24)	8,935	10,557,239
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,359,300
Series C, 5.00%, 06/01/26	1,000	1,266,160
Series K, 3.00%, 08/01/39 (Call 08/01/26)	2,145	2,294,013
Series K, 4.00%, 08/01/35 (Call 08/01/26)	1,750	2,075,483
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,540	1,814,028
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	2,305	2,747,491
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,270,930
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/20	1,800	1,825,884
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,500	1,876,800
Series A, 5.00%, 06/01/36 (Call 06/01/26)	4,400	5,479,936
Series A, 5.00%, 07/01/36 (Call 07/01/27)	1,000	1,285,560
Series A, 5.00%, 07/01/37 (Call 07/01/28)	4,500	5,925,735
Series A, 5.00%, 07/01/38 (Call 07/01/27)	5,000	6,396,000
Series A, 5.00%, 07/01/39 (Call 07/01/27)	10,000	12,767,900
Series A, 5.00%, 07/01/40 (Call 07/01/27)	8,000	10,194,320
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	3,280,649
Series A, 5.00%, 07/01/44 (Call 07/01/28)	3,500	4,524,275
Series B, 5.00%, 07/01/22 (PR 07/01/21)	1,000	1,059,060
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,096,080
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	4,317,401
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	2,000	2,619,120
Series E-1, 5.00%, 12/01/49 (Call 12/01/29)	7,000	9,111,340
Los Angeles County Sanitation Districts Financing
Authority RB, Series A, 5.00%, 10/01/20	1,000	1,025,570
Los Angeles Department of Water & Power RB, Series D, 5.00%, 07/01/44 (Call 07/01/29)	3,000	3,924,990
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/20	1,045	1,059,849
Series A, 5.00%, 07/01/21	35	37,009
Series A, 5.00%, 07/01/22 (Call 07/01/21)	4,255	4,497,535
Series A, 5.00%, 07/01/22 (PR 07/01/21)	20	21,167
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,398,840
Series A, 5.00%, 07/01/42 (Call 01/01/27)	7,495	9,340,719
Series A, 5.00%, 07/01/45 (Call 01/01/29)	8,000	10,334,800
Series A, 5.00%, 07/01/46 (Call 01/01/26)	7,050	8,536,140

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 07/01/49 (Call 01/01/29)	$6,570	$8,459,860
Series A, 5.25%, 07/01/49 (Call 01/01/29)	2,500	3,282,675
Series B, 5.00%, 01/01/24 (Call 12/01/23)	1,300	1,504,035
Series B, 5.00%, 07/01/25 (Call 07/01/20)	2,000	2,028,220
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,706,400
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,319,727
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,750	2,350,145
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,525,860
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,332,057
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,834,337
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	2,032,137
Series C, 5.00%, 07/01/26 (Call 07/01/24)	1,315	1,554,856
Series C, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,527,000
Series C, 5.00%, 07/01/49 (Call 07/01/29)	2,000	2,605,660
Series D, 5.00%, 07/01/33 (Call 07/01/24)	1,035	1,212,192
Series D, 5.00%, 07/01/35 (Call 07/01/24)	2,980	3,480,491
Series D, 5.00%, 07/01/43 (Call 07/01/28)	3,975	5,111,890
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	10,942,933
Series E, 5.00%, 07/01/44 (Call 07/01/24)	7,515	8,697,636
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/36 (Call 01/01/21)	5,000	5,175,400
Series A, 5.00%, 07/01/39 (Call 07/01/24)	1,420	1,653,249
Series A, 5.00%, 07/01/41 (Call 01/01/26)	2,000	2,439,480
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,500,180
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	4,299,720
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,700	6,908,685
Series A, 5.00%, 07/01/48 (Call 01/01/28)	3,000	3,795,930
Series B, 5.00%, 07/01/30 (Call 07/01/23)	4,435	5,048,405
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,840,475
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,362,576
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,096,930
Series B, 5.00%, 07/01/37 (Call 07/01/28)	2,000	2,622,480
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	4,973,434
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,500	3,219,575
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,848,376
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,500	3,203,225
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,147,270
Series A, 5.00%, 07/01/20	5,000	5,069,400
Series A, 5.00%, 07/01/22	1,295	1,423,373
Series A, 5.00%, 07/01/23	6,530	7,451,709
Series A, 5.00%, 07/01/24	3,000	3,545,790
Series A, 5.00%, 07/01/25	4,400	5,375,876
Series A, 5.00%, 07/01/26	1,980	2,495,156
Series A, 5.00%, 07/01/27	460	596,188
Series A, 5.00%, 07/01/28	5,000	6,665,500
Series A, 5.00%, 07/01/29	5,000	6,831,550
Series A, 5.00%, 07/01/29 (Call 07/01/21)	1,000	1,056,040
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,854,520
Series A, 5.00%, 07/01/30 (Call 07/01/21)	3,080	3,252,203
Series A, 5.00%, 07/01/31 (Call 07/01/21)	4,110	4,339,215
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	6,382,830
Series B, 5.00%, 07/01/21	1,455	1,536,538
Series B, 5.00%, 07/01/27 (Call 07/01/26)	5,960	7,498,336
Series B-1, 5.00%, 07/01/26	5,350	6,741,963
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	4,000	5,190,280
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,573,840
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	10,835	13,870,859
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,572,620
Series C, 5.00%, 07/01/21	3,245	3,426,850
	Par
Security	(000)	Value

California (continued)
Series C, 5.00%, 07/01/22	$9,335	$10,260,379
Series C, 5.00%, 07/01/23	4,140	4,724,361
Series C, 5.00%, 07/01/24	1,360	1,607,425
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,421,993
Series C, 5.00%, 07/01/27 (Call 07/01/24)	190	224,033
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	881,190
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,829,806
Series KRY, 5.25%, 07/01/28 (Call 07/01/20)	16,000	16,237,280
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/51 (AGM)(a)	750	314,505
Series B, 0.00%, 08/01/51 (PR 08/01/21) (AGM)(a)	1,175	115,056
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,500	248,745
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	10,648,940
Series A, 5.00%, 07/01/34 (Call 01/01/29)	8,000	10,705,920
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,028,880
Series C, 5.00%, 10/01/26 (Call 10/01/21)	200	213,702
Series C, 5.00%, 10/01/27	1,000	1,317,540
Series E, 5.00%, 07/01/23	1,000	1,144,710
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	616,470
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	2,530	2,784,088
Series E, 5.00%, 06/01/37 (Call 08/01/22)	7,880	8,649,009
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,131,770
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	11,570	12,546,971
Series A, 4.00%, 08/01/49 (Call 08/01/29)	1,000	1,201,200
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	938,112
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,523,280
Newport Mesa Unified School District GO
0.00%, 08/01/34(a)	1,500	1,188,615
0.00%, 08/01/36(a)	1,400	1,057,322
0.00%, 08/01/38(a)	1,500	1,069,425
0.00%, 08/01/41 (PR 08/01/21)(a)	2,520	610,445
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	691,500
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	496,373
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	1,056,050
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,237,610
North Orange County Community College District/CA GO, Series B, 4.00%, 08/01/44 (Call 08/01/29)	2,825	3,427,488
Ohlone Community College District GO, Series C, 4.00%, 08/01/41 (Call 08/01/26)	5,000	5,791,150
Orange County Local Transportation Authority RB
5.00%, 02/15/40 (Call 02/15/29)	19,805	26,109,724
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,972,755
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	2,225,451
Series C, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,139,120
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,276,200
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/42(a)	1,205	741,099
Series D, 0.00%, 08/01/46(a)	2,500	1,315,000
Port of Los Angeles RB, Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,843,221
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	797,420
0.00%, 08/01/36(a)	13,250	9,749,747

28	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
0.00%, 08/01/41(a)	$1,500	$948,960
0.00%, 08/01/46(a)	5,500	2,818,970
0.00%, 08/01/51(a)	1,250	552,588
Series B, 0.00%, 08/01/34(a)	4,630	3,580,842
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	8,060	10,679,667
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	1,000	1,208,890
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,723,770
Series A, 5.75%, 06/01/48 (Call 06/01/23)	2,000	2,267,000
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,296,270
Series B, 5.00%, 06/01/39 (Call 12/01/27)	2,960	3,796,762
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,441,700
Sacramento City Financing Authority RB
Series A, 5.40%, 11/01/20 (AMBAC)	95	97,900
Series E, 5.25%, 12/01/30 (AMBAC)	440	587,730
Sacramento County Sanitation Districts Financing
Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,322,340
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	17,935	20,360,888
Series B, 5.00%, 08/15/49 (Put 10/15/25)(b)(c)	2,500	3,022,850
Series E, 5.00%, 08/15/24	1,500	1,784,835
Series G, 5.00%, 08/15/39 (Call 08/15/29)	1,500	2,000,340
Series G, 5.00%, 08/15/40 (Call 08/15/29)	2,000	2,664,780
Series X, 5.00%, 08/15/20	550	560,830
Series X, 5.00%, 08/15/25 (Call 08/15/21)	745	791,704
Series X, 5.00%, 08/15/25 (PR 08/15/21)	255	271,057
Series X, 5.00%, 08/15/26 (Call 08/15/21)	6,575	6,986,200
San Bernardino Community College District GO, Series A, 4.00%, 08/01/49 (Call 08/01/27)	1,090	1,273,818
San Diego Association of Governments RB, 5.00%, 11/15/25 (Call 11/15/24)	6,000	7,168,500
San Diego Association of Governments South Bay Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	10,000	12,350,800
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,268,260
5.00%, 08/01/29 (PR 08/01/21)	120	127,530
5.00%, 08/01/30 (Call 08/01/26)	3,500	4,410,840
5.00%, 08/01/30 (PR 08/01/23)	1,250	1,437,713
5.00%, 08/01/31 (Call 08/01/26)	8,000	10,068,640
5.00%, 08/01/43 (PR 08/01/23)	1,490	1,713,753
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/29)	520	636,116
Series A, 5.00%, 07/01/34 (Call 07/01/29)	4,850	6,522,862
Series A, 5.00%, 07/01/36 (Call 07/01/29)	1,450	1,941,565
Series A, 5.00%, 07/01/40 (Call 07/01/20)	1,420	1,440,420
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,250	1,406,175
Series A, 5.00%, 07/01/44 (Call 07/01/29)	1,600	2,099,840
Series A, 5.00%, 07/01/49 (Call 07/01/29)	600	782,304
San Diego County Regional Transportation
Commission RB
Series A, 4.00%, 04/01/21	2,000	2,070,520
Series A, 5.00%, 04/01/41 (Call 04/01/26)	7,600	9,368,824
Series A, 5.00%, 04/01/42 (PR 04/01/22)	2,000	2,181,860
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,774,984
Series A, 5.00%, 04/01/48 (PR 04/01/22)	5,860	6,392,850
	Par
Security	(000)	Value

California (continued)
San Diego County Water Authority RB
5.00%, 05/01/31 (Call 11/01/22)	$1,735	$1,929,407
5.00%, 05/01/34 (Call 11/01/22)	1,000	1,110,650
Series A, 5.00%, 05/01/32 (Call 05/01/26)	1,520	1,896,109
Series B, 5.00%, 05/01/35 (Call 05/01/26)	1,350	1,674,594
Series B, 5.00%, 05/01/36 (Call 05/01/26)	2,250	2,786,332
San Diego Public Facilities Financing Authority RB
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,936,875
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,168,362
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	1,025	1,122,970
5.00%, 05/15/23	2,555	2,908,944
5.00%, 05/15/25	2,500	3,058,800
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	3,142,600
San Diego Public Facilities Financing Authority Water Revenue RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,500	3,167,075
San Diego Unified School District/CA GO
Series C, 0.00%, 07/01/30(a)	1,300	1,096,030
Series C, 0.00%, 07/01/35(a)	2,380	1,777,027
Series C, 0.00%, 07/01/36(a)	1,500	1,093,455
Series C, 0.00%, 07/01/37(a)	700	495,705
Series C, 0.00%, 07/01/38(a)	3,000	2,066,670
Series C, 0.00%, 07/01/43(a)	4,140	2,458,705
Series C, 0.00%, 07/01/44(a)	2,165	1,249,205
Series C, 0.00%, 07/01/45(a)	4,590	2,569,712
Series C, 0.00%, 07/01/46(a)	275	149,471
Series C, 0.00%, 07/01/47(a)	1,405	741,208
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	3,566,810
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,715	1,945,530
Series E, 0.00%, 07/01/42(a)	5,850	5,442,430
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	3,610,304
Series E, 0.00%, 07/01/49(a)	7,640	3,797,997
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,364,690
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	4,000	1,722,080
Series I, 4.00%, 07/01/47 (Call 07/01/27)	11,400	13,367,184
Series I, 5.00%, 07/01/41 (Call 07/01/27)	2,000	2,512,880
Series I, 5.00%, 07/01/47 (Call 07/01/27)	6,500	8,086,325
Series L, 4.00%, 07/01/49 (Call 07/01/29)	3,000	3,613,620
Series R-1, 0.00%, 07/01/31(a)	2,000	1,644,440
Series R-2, 0.00%, 07/01/40(a).	3,475	4,028,811
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,521,880
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,182,680
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	1,000	1,099,780
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	912,008
San Francisco Bay Area Rapid Transit District GO
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,780,500
Series A, 5.00%, 08/01/47 (Call 08/01/27)	3,000	3,768,540
Series B-1, 4.00%, 08/01/44 (Call 08/01/29)	5,000	6,125,150
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,885	3,368,757
Series D, 4.00%, 08/01/34 (Call 08/01/25)	2,000	2,330,060
Series S, 4.00%, 08/01/37 (Call 08/01/27)	8,420	10,156,120
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,800	1,916,622
Series A, 5.00%, 07/01/36 (PR 07/01/22)	1,000	1,101,800

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
San Francisco City & County Airport Commission San
Francisco International Airport RB
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	$1,000	$1,093,680
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,236,300
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,314,400
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	4,368,700
Series C, 5.00%, 05/01/23 (Call 05/01/20)	920	926,624
Series C, 5.00%, 05/01/23 (PR 05/01/20)	685	689,781
Series C, 5.00%, 05/01/46 (Call 05/01/26)	3,000	3,679,710
Series C, 5.00%, 05/01/49 (Call 05/01/29)	7,785	10,029,571
Series D, 5.00%, 05/01/24 (Call 05/01/21)	2,500	2,627,975
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,500	3,157,525
Series F, 5.00%, 05/01/35 (Call 05/01/20)	500	503,335
Series F, 5.00%, 05/01/50 (Call 05/01/29)	16,135	20,750,739
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,330	1,568,363
Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,764,565
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	26,827,500
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	3,805	4,405,924
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	1,000	1,167,170
Series A, 5.50%, 03/01/41 (PR 03/01/21)	4,600	4,821,720
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/25 (ETM)(a)	2,100	2,029,356
0.00%, 01/01/27 (ETM)(a)	1,075	1,009,006
Series A, 5.00%, 01/15/29 (Call 01/15/25)	1,000	1,182,190
Series A, 5.00%, 01/15/34 (Call 01/15/25)	2,680	3,156,129
Series A, 5.00%, 01/15/44 (Call 01/15/25)	8,000	9,378,160
Series A, 5.00%, 01/15/50 (Call 01/15/25)	7,500	8,761,500
San Jose Evergreen Community College District GO, Series C, 4.00%, 09/01/40 (Call 09/01/24)	7,500	8,497,200
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	3,165	3,569,107
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	5,980	5,163,969
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	885,173
Series B, 0.00%, 08/01/51(a)	1,500	694,050
San Mateo County Community College District GO
Series A, 5.00%, 09/01/45 (Call 09/01/25)	1,000	1,195,150
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,924,480
Series B, 5.00%, 09/01/45 (Call 09/01/28)	8,710	11,248,355
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,729,821
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	1,070	1,301,323
5.00%, 08/01/49 (Call 08/01/29)	2,200	2,862,332
San Mateo Foster City School District/CA GO, 0.00%,08/01/42 (Call 08/01/31)(a)	3,000	3,292,050
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	498,205
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	3,460	3,913,295
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	4,184,464
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,657,550
Santa Clara Unified School District GO, 4.00%, 07/01/48 (Call 07/01/26)	15,000	17,345,550
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,193,750
	Par
Security	(000)	Value

California (continued)
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	$1,000	$1,186,860
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,490,500
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,500	1,694,040
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	3,315	3,305,088
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	3,000	3,235,350
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,587,000
Southern California Public Power Authority RB
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,000,840
Series 2010-1, 5.00%, 07/01/22 (Call 07/01/20)	1,260	1,277,942
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	1,950	1,977,456
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,500	1,800,720
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,697,130
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	967,642
Series D, 5.00%, 08/01/44 (Call 08/01/25)	2,000	2,368,760
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	7,265	7,315,492
Series L, 5.00%, 05/01/21 (Call 05/01/20)	2,065	2,079,352
Series L, 5.00%, 05/01/21 (PR 05/01/20)	1,805	1,817,761
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,185	1,193,200
Series L, 5.00%, 05/01/22 (PR 05/01/20)	715	720,055
Series N, 5.00%, 05/01/20	5,000	5,034,750
Series N, 5.00%, 05/01/21	1,540	1,616,985
Series O, 5.00%, 05/01/21	1,800	1,889,982
Series O, 5.00%, 05/01/22	10,395	11,352,276
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/24	2,690	3,242,445
Series AS, 5.00%, 12/01/24 (ETM)	10	12,029
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,020	1,227,356
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	5	6,015
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	995	1,194,697
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	5	6,015
Series AS, 5.00%, 12/01/28 (Call 12/01/24)	995	1,193,144
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	5	6,015
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	4,000	5,090,800
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	1,000	1,265,130
Series AX, 5.00%, 12/01/27	1,000	1,321,730
Series BA, 5.00%, 12/01/34 (Call 06/01/29)	6,680	9,013,391
State of California GO
1.13%, 05/01/34 (Put 03/02/20)(b)(c)	15,000	15,000,000
3.00%, 10/01/34 (Call 10/01/29)	2,305	2,626,709
3.00%, 10/01/35 (Call 10/01/29)	3,000	3,396,360
3.00%, 10/01/36 (Call 10/01/29)	1,500	1,686,795
3.00%, 10/01/37 (Call 10/01/29)	2,635	2,940,581
3.00%, 10/01/49 (Call 10/01/29)	1,000	1,079,160
4.00%, 09/01/20	500	508,005
4.00%, 05/01/23	1,475	1,625,406
4.00%, 10/01/23	2,000	2,230,420
4.00%, 11/01/25	6,340	7,480,249
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,494,325
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	3,500	3,640,140
4.00%, 08/01/31 (Call 08/01/26)	5,000	5,913,000
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,354,700
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,538,200

30	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
4.00%, 09/01/33 (Call 09/01/26)	$3,000	$3,532,050
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,648,644
4.00%, 10/01/34 (Call 10/01/29)	2,750	3,434,832
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,719,180
4.00%, 09/01/35 (Call 09/01/26)	11,575	13,585,925
4.00%, 11/01/35 (Call 11/01/27)	5,940	7,146,355
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,857,901
4.00%, 11/01/36 (Call 11/01/27)	8,000	9,605,440
4.00%, 10/01/37 (Call 10/01/29)	2,000	2,477,940
4.00%, 10/01/44 (Call 10/01/29)	5,260	6,387,849
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,699,965
4.00%, 03/01/45 (Call 03/01/25)	6,500	7,293,065
4.00%, 08/01/45 (Call 08/01/25)	1,750	1,979,985
4.00%, 11/01/47 (Call 11/01/27)	6,290	7,399,870
4.50%, 03/01/21 (Call 03/01/20)	1,515	1,519,242
4.50%, 12/01/43 (Call 12/01/23)	2,460	2,763,220
5.00%, 04/01/20	6,000	6,019,740
5.00%, 08/01/20	3,550	3,611,770
5.00%, 09/01/20	6,900	7,044,486
5.00%, 10/01/20	1,810	1,854,255
5.00%, 11/01/20	4,200	4,317,474
5.00%, 04/01/21	3,000	3,136,590
5.00%, 08/01/21	11,120	11,782,085
5.00%, 09/01/21	31,455	33,437,924
5.00%, 10/01/21	1,000	1,066,530
5.00%, 02/01/22	10,290	11,118,242
5.00%, 04/01/22	6,705	7,294,504
5.00%, 08/01/22	1,500	1,652,820
5.00%, 09/01/22	3,395	3,752,765
5.00%, 10/01/22	5,000	5,544,250
5.00%, 11/01/22	2,560	2,847,565
5.00%, 12/01/22	1,000	1,115,810
5.00%, 02/01/23	6,000	6,736,560
5.00%, 04/01/23	9,770	11,037,169
5.00%, 08/01/23	1,500	1,715,325
5.00%, 09/01/23	8,000	9,176,080
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,529,500
5.00%, 10/01/23	1,230	1,415,066
5.00%, 10/01/23 (Call 03/30/20)	20	20,065
5.00%, 11/01/23	1,500	1,730,850
5.00%, 12/01/23	1,835	2,123,737
5.00%, 03/01/24	2,310	2,696,371
5.00%, 04/01/24	8,120	9,506,084
5.00%, 08/01/24	5,910	6,999,922
5.00%, 09/01/24 (Call 09/01/22)	4,770	5,273,903
5.00%, 10/01/24	4,500	5,360,715
5.00%, 11/01/24	5,770	6,893,361
5.00%, 12/01/24 (Call 12/01/23)	1,895	2,192,420
5.00%, 04/01/25	1,500	1,817,580
5.00%, 08/01/25	8,000	9,801,200
5.00%, 09/01/25	2,000	2,457,000
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,145,890
5.00%, 10/01/25	16,865	20,774,982
5.00%, 10/01/25 (Call 10/01/24)	2,105	2,505,539
5.00%, 11/01/25 (Call 11/01/23)	5,545	6,391,888
5.00%, 03/01/26 (Call 03/01/25)	3,400	4,097,306
5.00%, 04/01/26	13,165	16,441,768
5.00%, 08/01/26	4,485	5,656,078
5.00%, 10/01/26	7,000	8,870,120
5.00%, 10/01/26 (Call 10/01/24)	4,250	5,052,357
	Par
Security	(000)	Value

California (continued)
5.00%, 02/01/27 (Call 02/01/23)	$1,000	$1,120,600
5.00%, 03/01/27 (Call 03/01/25)	2,545	3,064,180
5.00%, 08/01/27	2,300	2,977,994
5.00%, 09/01/27 (Call 09/01/26)	5,200	6,576,908
5.00%, 10/01/27 (Call 10/01/24)	2,000	2,375,600
5.00%, 11/01/27	12,595	16,413,426
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,647,668
5.00%, 04/01/28	3,800	5,004,866
5.00%, 08/01/28 (Call 08/01/27)	2,760	3,573,648
5.00%, 09/01/28 (Call 09/01/21)	1,085	1,152,411
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,143,280
5.00%, 10/01/28	11,400	15,207,030
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,373,620
5.00%, 11/01/28	8,500	11,362,205
5.00%, 11/01/28 (Call 11/01/27)	2,600	3,389,178
5.00%, 04/01/29	4,125	5,569,864
5.00%, 08/01/29 (Call 08/01/28)	3,385	4,477,001
5.00%, 09/01/29 (Call 09/01/21)	1,000	1,061,970
5.00%, 09/01/29 (Call 09/01/26)	6,500	8,192,405
5.00%, 10/01/29	1,500	2,047,770
5.00%, 10/01/29 (Call 04/01/23)	2,150	2,419,739
5.00%, 10/01/29 (Call 10/01/24)	4,300	5,099,026
5.00%, 10/01/29 (Call 04/01/26)	6,445	8,015,904
5.00%, 10/01/29 (Call 10/01/28)	18,000	23,898,420
5.00%, 11/01/29 (Call 11/01/23)	2,500	2,872,025
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,401,500
5.00%, 04/01/30	4,650	6,410,118
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,944,506
5.00%, 08/01/30 (Call 08/01/27)	7,785	10,052,692
5.00%, 08/01/30 (Call 08/01/28)	4,000	5,267,160
5.00%, 09/01/30 (Call 09/01/21)	1,045	1,109,602
5.00%, 09/01/30 (Call 09/01/26)	1,000	1,256,710
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,369,660
5.00%, 11/01/30 (Call 11/01/27)	6,250	8,122,125
5.00%, 02/01/31 (Call 02/01/22)	2,000	2,160,640
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,676,760
5.00%, 04/01/31	1,000	1,407,020
5.00%, 04/01/31 (Call 04/01/29)	2,500	3,342,775
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,528,718
5.00%, 08/01/31 (Call 08/01/24)	2,500	2,942,000
5.00%, 09/01/31 (Call 09/01/21)	2,500	2,654,150
5.00%, 09/01/31 (Call 09/01/26)	4,465	5,607,861
5.00%, 10/01/31 (Call 10/01/24)	2,540	3,005,684
5.00%, 11/01/31 (Call 11/01/23)	4,550	5,223,536
5.00%, 11/01/31 (Call 11/01/28)	3,000	3,963,000
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,727,010
5.00%, 02/01/32 (Call 02/01/22)	5,125	5,535,615
5.00%, 04/01/32 (Call 04/01/29)	4,000	5,338,440
5.00%, 08/01/32 (Call 08/01/25)	6,000	7,290,420
5.00%, 08/01/32 (Call 08/01/26)	5,000	6,258,400
5.00%, 09/01/32 (Call 09/01/26)	3,915	4,912,033
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,181,860
5.00%, 10/01/32 (Call 10/01/29)	1,630	2,201,054
5.00%, 11/01/32 (Call 11/01/28)	3,500	4,613,560
5.00%, 02/01/33 (Call 02/01/22)	6,000	6,479,520
5.00%, 03/01/33 (Call 03/01/25)	2,500	2,993,750
5.00%, 04/01/33 (Call 04/01/24)	4,815	5,590,552
5.00%, 04/01/33 (Call 04/01/29)	6,190	8,241,242
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,347,920
5.00%, 08/01/33 (Call 08/01/25)	3,460	4,200,094

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
5.00%, 10/01/33 (Call 04/01/23)	$1,000	$1,123,510
5.00%, 10/01/33 (Call 04/01/24)	13,165	15,285,487
5.00%, 10/01/33 (Call 10/01/24)	2,655	3,133,935
5.00%, 09/01/34 (Call 09/01/26)	5,805	7,252,012
5.00%, 04/01/35 (Call 04/01/24)	2,500	2,895,050
5.00%, 04/01/35 (Call 04/01/29)	10,000	13,261,500
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,317,887
5.00%, 08/01/35 (Call 08/01/27)	4,805	6,159,626
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,869,930
5.00%, 10/01/35 (Call 04/01/26)	4,375	5,386,150
5.00%, 04/01/36 (Call 04/01/29)	5,000	6,615,250
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,741,438
5.00%, 08/01/36 (Call 08/01/27)	2,215	2,833,982
5.00%, 08/01/36 (Call 08/01/28)	4,500	5,860,800
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,170,028
5.00%, 09/01/36 (Call 09/01/26)	1,000	1,244,480
5.00%, 11/01/36 (Call 11/01/27)	2,000	2,575,740
5.00%, 11/01/36 (Call 11/01/28)	2,500	3,275,550
5.00%, 04/01/37 (Call 04/01/24)	3,500	4,047,015
5.00%, 04/01/37 (Call 04/01/29)	2,500	3,299,800
5.00%, 08/01/37 (Call 08/01/28)	2,625	3,409,639
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,349,980
5.00%, 11/01/37 (Call 11/01/28)	5,000	6,530,750
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,105,698
5.00%, 02/01/38 (Call 02/01/23)	2,000	2,229,560
5.00%, 04/01/38 (Call 04/01/29)	1,000	1,315,200
5.00%, 08/01/38 (Call 08/01/26)	5,000	6,201,700
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,839,930
5.00%, 10/01/39 (Call 10/01/29)	2,885	3,827,789
5.00%, 09/01/41 (Call 09/01/21)	7,665	8,125,820
5.00%, 10/01/41 (Call 10/01/21)	7,425	7,896,116
5.00%, 04/01/42 (Call 04/01/22)	4,075	4,411,228
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,691,880
5.00%, 04/01/43 (Call 04/01/23)	8,000	8,931,120
5.00%, 11/01/43 (Call 11/01/23)	22,075	25,120,025
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,157,320
5.00%, 10/01/44 (Call 10/01/24)	2,265	2,656,211
5.00%, 09/01/45 (Call 09/01/26)	11,610	14,345,316
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,828,485
5.00%, 11/01/47 (Call 11/01/27)	4,250	5,400,730
5.25%, 09/01/22	8,640	9,603,706
5.25%, 02/01/23	250	282,488
5.25%, 09/01/23 (Call 09/01/21)	2,390	2,549,556
5.25%, 09/01/24 (Call 09/01/21)	7,000	7,466,270
5.25%, 09/01/25 (Call 09/01/21)	250	266,613
5.25%, 02/01/30 (Call 02/01/22)	1,000	1,084,650
5.25%, 03/01/30 (Call 03/01/20)	500	501,675
5.25%, 08/01/30 (Call 08/01/25)	4,000	4,927,240
5.25%, 09/01/30 (Call 09/01/21)	1,375	1,465,090
5.25%, 09/01/31 (Call 09/01/21)	12,000	12,784,440
5.25%, 08/01/32 (AGM)	3,455	5,001,423
5.25%, 10/01/32 (Call 10/01/21)	2,500	2,672,050
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,179,600
5.25%, 11/01/40 (Call 11/01/20)	12,500	12,868,375
5.50%, 03/01/40 (Call 03/01/20)	7,855	7,882,414
5.60%, 03/01/36 (Call 03/01/20)	595	597,148
6.00%, 03/01/33 (Call 03/01/20)	2,500	2,509,775
Series A, 5.00%, 09/01/22	1,670	1,845,985
Series A, 5.00%, 08/01/23	2,500	2,858,875
Series A, 5.00%, 10/01/23	1,320	1,518,607
	Par
Security	(000)	Value

California (continued)
Series A, 5.00%, 10/01/24	$5,270	$6,277,993
Series A, 5.00%, 08/01/25	4,000	4,900,600
Series A, 5.00%, 10/01/48 (Call 10/01/28)	19,000	24,453,190
Series B, 5.00%, 08/01/20	1,500	1,526,100
Series B, 5.00%, 09/01/20	4,800	4,900,512
Series B, 5.00%, 09/01/21	9,575	10,178,608
Series B, 5.00%, 09/01/23	6,670	7,650,557
Series B, 5.00%, 08/01/24	4,705	5,572,696
Series B, 5.00%, 09/01/24	12,685	15,067,877
Series B, 5.00%, 09/01/26	3,020	3,817,733
Series C, 5.00%, 08/01/27 (Call 02/01/25)	1,500	1,801,005
Series C, 5.00%, 08/01/27 (Call 08/01/26)	1,175	1,482,627
Series C, 5.00%, 08/01/28 (Call 08/01/26)	4,325	5,448,159
Series C, 5.00%, 08/01/29 (Call 02/01/25)	2,500	2,996,325
Series C, 5.00%, 08/01/30 (Call 02/01/25)	2,000	2,394,940
Series C, 5.00%, 08/01/30 (Call 08/01/26)	2,325	2,915,201
Series C, 5.00%, 08/01/33 (Call 02/01/25)	2,000	2,388,560
Torrance Unified School District GO, 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,126,050
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	3,750	3,276,337
University of California RB
Series A, 5.00%, 05/15/41 (Call 05/15/26)	5,000	6,124,300
Series A, 5.00%, 05/15/49 (Call 05/15/29)	5,000	6,461,600
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	1,038,324
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	698,529
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	6,495	7,319,670
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	607,664
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	3,093,612
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,060	1,198,902
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	26,378,905
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,600	2,951,312
Series AO, 5.00%, 05/15/22	1,475	1,615,302
Series AO, 5.00%, 05/15/23	1,500	1,706,775
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	6,094,650
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	1,730	2,094,961
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	10,160	12,360,250
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,500	1,505,220
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,482,764
Series AY, 5.00%, 05/15/30 (Call 05/15/27)	465	600,166
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	3,000	3,859,830
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	5,500	6,997,485
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	1,345	1,707,625
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,349,620
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	15,405	19,724,562
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	10,020	12,763,877
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,563,400
Series G, 5.00%, 05/15/28 (Call 05/15/22)	1,235	1,351,325
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,100,565
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,507,126
Series G, 5.00%, 05/15/37 (PR 05/15/22)	1,370	1,500,273
Series I, 4.00%, 05/15/36 (Call 05/15/25)	1,000	1,147,700
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,714,147
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,785	4,348,662
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	5,327,273
Series M, 5.00%, 05/15/52 (Call 05/15/27)	1,750	2,162,930
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,777,090
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,599,920
Series Q, 5.00%, 05/15/21 (Call 03/30/20)	15	15,050

32	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Ventura County Public Financing Authority RB, Series A, 5.00%, 11/01/43 (Call 11/01/22)	$1,810	$2,011,978
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,993,460
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	3,705,069
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	1,500	728,145
Series C, 4.00%, 08/01/38 (Call 08/01/23)	1,630	1,792,071
		3,187,992,572
Colorado — 1.0%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	4,376,680
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP).	500	542,090
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	11,256,100
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,204,445
Board of Water Commissioners City & County of Denver (The) RB
Series A, 4.00%, 09/15/42 (Call 09/15/27)	2,500	2,896,500
Series A, 5.00%, 09/15/47 (Call 09/15/27)	5,575	6,988,541
City & County of Denver CO Airport System Revenue RB
Series A, 5.00%, 11/15/21 (Call 11/15/20)	1,000	1,029,460
Series B, 5.00%, 11/15/32 (Call 11/15/22)	2,335	2,572,633
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	274,180
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,386,670
Series B, 5.00%, 12/01/48 (Call 12/01/28)	2,000	2,531,380
Series D, 5.00%, 11/15/31 (Put 11/15/22)(b)(c)	1,500	1,661,130
City & County of Denver CO RB
Series 1, 5.00%, 08/01/41 (Call 08/01/26)	1,000	1,217,270
Series A, 5.00%, 08/01/44 (Call 08/01/26)	9,500	11,495,855
City of Aurora CO Water Revenue RB, 5.00%, 08/01/46 (Call 08/01/26)	19,380	23,603,096
City of Colorado Springs CO Utilities System Revenue RB
Series A-1, 5.00%, 11/15/24	3,000	3,582,720
Series A-1, 5.00%, 11/15/25	5,700	7,024,281
Series A-3, 5.00%, 11/15/22	1,920	2,137,152
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	780,836
Denver City & County School District No. 1 GO
5.00%, 12/01/37 (Call 12/01/26) (SAW)	2,035	2,528,284
5.00%, 12/01/38 (Call 12/01/26) (SAW)	1,830	2,269,035
Series A, 5.50%, 12/01/23 (NPFGC, SAW)	1,040	1,220,710
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,049,440
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	5,000	5,442,000
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,231,020
E-470 Public Highway Authority RB
0.00%, 09/01/35(a)	1,000	707,000
Series A, 0.00%, 09/01/40(a)	2,745	1,666,627
Series A, 0.00%, 09/01/41(a)	3,495	2,052,089
Series B, 0.00%, 09/01/20 (NPFGC)(a)	665	661,888
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	158,072
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	1,098,478
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	2,097,400
Jefferson County School District R-1 GO, 5.00%, 12/15/22 (SAW)	5,810	6,483,728
Regional Transportation District COP, Series A, 5.38%, 06/01/31 (Call 06/01/20)	500	505,205
Regional Transportation District RB
Series A, 5.00%, 11/01/27	1,500	1,944,465
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,265	1,402,139
	Par
Security	(000)	Value

Colorado (continued)
Series A, 5.00%, 11/01/28	$1,500	$1,988,970
Series A, 5.00%, 11/01/31 (Call 11/01/22)	1,910	2,110,130
Series A, 5.00%, 11/01/41 (Call 11/01/26)	2,765	3,422,019
Series A, 5.00%, 11/01/46 (Call 11/01/26)	10,250	12,637,020
Series B, 5.00%, 11/01/33 (Call 11/01/27)	1,645	2,113,430
State of Colorado COP
Series G, 5.00%, 03/15/32 (PR 03/15/21)	1,000	1,043,340
Series N, 4.00%, 03/15/43 (Call 03/15/28)	3,500	4,071,375
Series O, 4.00%, 03/15/44 (Call 03/15/29)	1,000	1,179,310
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,135,960
Series A-2, 4.00%, 06/01/35 (Call 06/01/28)	3,000	3,563,520
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	2,000	2,331,720
		157,675,393
Connecticut — 1.5%
Connecticut State Health & Educational Facilities Authority RB, Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,163,740
State of Connecticut GO
Series A, 3.00%, 01/15/39 (Call 01/15/30)	2,000	2,169,000
Series A, 4.00%, 01/15/33 (Call 01/15/30)	2,000	2,428,440
Series A, 4.00%, 01/15/35 (Call 01/15/30)	4,000	4,831,640
Series A, 4.00%, 01/15/37 (Call 01/15/30)	2,000	2,401,840
Series A, 5.00%, 10/15/21	2,000	2,134,300
Series A, 5.00%, 01/15/22	5,045	5,435,786
Series A, 5.00%, 03/15/22	1,000	1,084,360
Series A, 5.00%, 04/15/22	545	592,840
Series A, 5.00%, 04/15/23	325	366,067
Series A, 5.00%, 10/15/23	2,000	2,292,540
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	2,033,902
Series A, 5.00%, 04/15/25	700	843,829
Series A, 5.00%, 10/15/26 (Call 10/15/23)	1,160	1,327,005
Series A, 5.00%, 01/15/28	2,000	2,577,900
Series A, 5.00%, 01/15/29	4,505	5,922,814
Series A, 5.00%, 04/15/30 (Call 04/15/29)	1,365	1,791,371
Series A, 5.00%, 01/15/31 (Call 01/15/30)	2,000	2,656,880
Series A, 5.00%, 04/15/33 (Call 04/15/27)	1,660	2,053,669
Series A, 5.00%, 04/15/34 (Call 04/15/27)	7,000	8,645,560
Series A, 5.00%, 04/15/34 (Call 04/15/29)	225	291,105
Series A, 5.00%, 04/15/36 (Call 04/15/29)	2,300	2,958,743
Series A, 5.00%, 01/15/40 (Call 01/15/30)	4,000	5,148,240
Series B, 3.00%, 04/15/22	1,825	1,908,749
Series B, 5.00%, 04/15/20	1,000	1,004,880
Series B, 5.00%, 05/15/21	4,755	4,992,370
Series B, 5.00%, 05/15/22 (Call 05/15/21)	1,500	1,574,520
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	3,053,543
Series B, 5.00%, 01/15/24	6,000	6,937,140
Series B, 5.00%, 05/15/24	1,595	1,865,177
Series B, 5.00%, 04/15/25	2,500	3,013,675
Series B, 5.00%, 05/15/26	3,550	4,413,076
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,795	3,374,487
Series B, 5.25%, 06/01/20 (AMBAC)	14,690	14,848,799
Series C, 5.00%, 06/01/22	1,500	1,639,530
Series C, 5.00%, 06/15/22	1,000	1,094,620
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,000	1,091,140
Series C, 5.00%, 06/01/24 (Call 06/01/22)	2,000	2,183,700
Series C, 5.00%, 06/15/28	1,000	1,301,800
Series D, 5.00%, 10/01/22 (Call 10/01/20)	2,000	2,048,200
Series D, 5.00%, 11/01/31 (Call 11/01/21)	2,000	2,126,860
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,660,867
Series E, 5.00%, 10/15/20	1,000	1,025,710

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Connecticut (continued)
Series E, 5.00%, 10/15/23	$5,500	$6,304,485
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,799,999
Series E, 5.00%, 10/15/25	3,000	3,674,250
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,102,520
Series E, 5.00%, 10/15/28 (Call 10/15/26)	5,000	6,212,100
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,000	2,443,560
Series F, 5.00%, 11/15/31 (Call 11/15/25)	1,500	1,809,030
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,404,740
Series F, 5.00%, 11/15/34 (Call 11/15/25)	2,000	2,393,340
Series G, 5.00%, 11/01/20	5,315	5,461,481
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 09/01/36 (Call 09/01/26)	5,000	5,690,950
Series A, 5.00%, 01/01/24	5,000	5,767,100
Series A, 5.00%, 09/01/24	2,000	2,358,220
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,504,247
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,210,060
Series A, 5.00%, 01/01/27	2,000	2,504,060
Series A, 5.00%, 08/01/27 (Call 08/01/25)	5,000	6,038,500
Series A, 5.00%, 09/01/27 (Call 09/01/24)	1,575	1,851,444
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,205,380
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,000	1,175,110
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,223,720
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,955,960
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,173,950
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,436,472
Series A, 5.00%, 09/01/32 (Call 09/01/24)	7,640	8,965,998
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,195,310
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,225,710
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	11,620,685
Series A, 5.00%, 01/01/37 (Call 01/01/28)	2,000	2,483,400
Series B, 5.00%, 10/01/22	625	689,988
Series B, 5.00%, 10/01/25	1,500	1,824,855
Series B, 5.00%, 10/01/30 (Call 10/01/28)	1,000	1,290,590
Series B, 5.00%, 10/01/33 (Call 10/01/28)	5,020	6,392,267
Series B, 5.00%, 10/01/35 (Call 10/01/28)	1,500	1,901,340
Series B, 5.00%, 10/01/38 (Call 10/01/28)	1,500	1,883,850
		242,485,085
Delaware — 0.1%
Delaware Transportation Authority RB
5.00%, 07/01/22	1,500	1,646,130
5.00%, 06/01/55 (Call 06/01/25)	2,000	2,329,280
State of Delaware GO
5.00%, 02/01/24	4,500	5,235,300
Series A, 5.00%, 01/01/26	8,815	10,941,090
Series A, 5.00%, 01/01/27	1,155	1,476,609
Series B, 5.00%, 07/01/23	1,960	2,233,185
		23,861,594
District of Columbia — 1.6%
District of Columbia GO
Series 2013-A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,693,065
Series A, 5.00%, 06/01/20	2,375	2,399,581
Series A, 5.00%, 10/15/27	2,000	2,605,080
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,390,240
Series A, 5.00%, 10/15/29 (Call 04/15/29)	3,500	4,714,780
Series A, 5.00%, 06/01/32 (Call 06/01/27)	2,000	2,541,760
Series A, 5.00%, 06/01/33 (Call 06/01/27)	1,500	1,902,615
Series A, 5.00%, 06/01/34 (Call 06/01/27)	2,500	3,165,725
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,684,001
Series A, 5.00%, 10/15/38 (Call 04/15/29)	3,500	4,574,045
	Par
Security	(000)	Value

District of Columbia (continued)
Series A, 5.00%, 06/01/43 (Call 06/01/28)	$3,950	$5,013,459
Series A, 5.00%, 10/15/44 (Call 04/15/29)	8,555	11,021,749
Series B, 5.00%, 06/01/22	3,000	3,282,600
Series C, 5.00%, 06/01/35 (Call 06/01/24)	3,720	4,324,574
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,315,120
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	9,644,404
Series D, 5.00%, 06/01/42 (Call 06/01/27)	8,890	11,075,962
District of Columbia RB
5.00%, 12/01/33 (Call 12/01/29)	1,000	1,341,460
5.00%, 12/01/34 (Call 12/01/29)	1,000	1,338,790
Series A, 4.00%, 03/01/37 (Call 09/01/29)	2,000	2,439,880
Series A, 4.00%, 03/01/44 (Call 09/01/29)	2,000	2,394,820
Series A, 4.00%, 03/01/45 (Call 03/01/30)	2,000	2,408,460
Series A, 5.00%, 12/01/23 (Call 06/01/20)	1,250	1,263,000
Series A, 5.00%, 12/01/23 (Call 12/01/22)	7,000	7,804,580
Series A, 5.00%, 12/01/25 (Call 06/01/20)	1,000	1,010,400
Series A, 5.00%, 12/01/25 (Call 12/01/22)	5,000	5,571,800
Series A, 5.00%, 12/01/26 (Call 06/01/20)	500	505,200
Series A, 5.00%, 12/01/27 (Call 06/01/20)	1,500	1,515,600
Series A, 5.00%, 03/01/29	2,000	2,683,260
Series A, 5.00%, 12/01/31 (Call 06/01/20)	500	505,200
Series A, 5.00%, 03/01/32 (Call 09/01/29)	1,500	2,016,195
Series A, 5.00%, 03/01/33 (Call 09/01/29)	4,505	6,039,944
Series A, 5.00%, 03/01/34 (Call 09/01/29)	1,000	1,337,780
Series A, 5.00%, 03/01/36 (Call 09/01/29)	2,000	2,657,740
Series A, 5.00%, 12/01/36 (Call 12/01/21)	3,280	3,504,582
Series A, 5.00%, 03/01/39 (Call 03/01/30)	1,000	1,331,430
Series A, 5.00%, 03/01/44 (Call 09/01/29)	2,000	2,601,740
Series B, 5.00%, 10/01/22	1,000	1,107,120
Series B, 5.00%, 12/01/26 (Call 12/01/22)	4,500	5,012,010
Series B-1, 5.00%, 02/01/31 (Call 03/30/20) (NPFGC)	80	80,232
Series C, 4.00%, 12/01/37 (Call 12/01/22)	2,040	2,198,222
Series C, 5.00%, 10/01/24	4,000	4,757,160
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,000	1,115,230
Series C, 5.00%, 10/01/25	1,000	1,229,380
Series C, 5.00%, 10/01/26	7,000	8,854,790
Series C, 5.00%, 10/01/27	2,000	2,597,380
Series C, 5.00%, 10/01/29	2,835	3,851,773
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,218,320
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,106,280
Series G, 5.00%, 12/01/36 (Call 12/01/21)	14,975	16,000,338
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	195	213,650
Series A, 5.00%, 10/01/36 (Call 04/01/26)	3,000	3,681,480
Series A, 5.00%, 10/01/44 (Call 10/01/29)	2,500	3,244,550
Series A, 5.00%, 10/01/44 (PR 10/01/23)	1,165	1,339,459
Series A, 5.00%, 10/01/48 (PR 10/01/23)	8,310	9,554,422
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,675,390
Series B, 5.00%, 10/01/49 (Call 04/01/28)	9,000	11,322,540
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,423,900
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,050	14,029,574
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
Series A, 0.00%, 10/01/37(a)	4,000	2,430,760
Series A, 5.00%, 10/01/44 (Call 10/01/28)	1,000	1,254,290
Series A, 5.00%, 10/01/53 (Call 04/01/22)	6,000	6,433,020
Series B, 4.00%, 10/01/44 (Call 10/01/29)	5,250	6,186,652
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,250	6,144,128
Series B, 4.00%, 10/01/53 (Call 10/01/29)	5,000	5,829,600
Series B, 4.00%, 10/01/53 (Call 10/01/29) (AGM)	3,000	3,469,560

34	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

District of Columbia (continued)
Series B, 5.00%, 10/01/47 (Call 10/01/29)	$1,000	$1,271,560
Metropolitan Washington Airports Authority RB, Series A, 5.00%, 10/01/35 (Call 10/01/20)	1,000	1,024,270
Washington Metropolitan Area Transit Authority RB, Series B, 5.00%, 07/01/36 (Call 07/01/27)	1,700	2,151,078
		264,428,739
Florida — 2.6%
Broward County FL Water & Sewer Utility Revenue RB
Series A, 5.00%, 10/01/38 (Call 10/01/29)	2,000	2,628,360
Series A, 5.00%, 10/01/40 (Call 10/01/29)	4,000	5,222,920
Central Florida Expressway Authority RB
4.00%, 07/01/41 (Call 07/01/27)	2,775	3,166,303
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,531,389
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,507,580
Series B, 4.00%, 07/01/31 (Call 07/01/26)	1,050	1,226,148
Series B, 4.00%, 07/01/36 (Call 07/01/26)	2,000	2,310,460
Series B, 5.00%, 07/01/26	4,000	4,962,560
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,349,415
Series B, 5.00%, 07/01/34 (Call 07/01/26)	1,000	1,226,150
Series B, 5.00%, 07/01/44 (Call 07/01/29)	2,500	3,188,175
Series B, 5.00%, 07/01/49 (Call 07/01/29)	2,500	3,167,500
City of Cape Coral FL Water & Sewer Revenue RB
4.00%, 10/01/42 (Call 10/01/27)	5,000	5,705,400
Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	1,000	1,066,860
City of Gainesville FL Utilities System Revenue RB
Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,265,870
Series A, 5.00%, 10/01/44 (Call 10/01/29)	1,500	1,935,960
City of Jacksonville FL RB, 5.00%, 10/01/24 (Call 10/01/22)	2,010	2,215,201
City of Miami Beach FL RB, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,190,350
County of Broward FL Airport System Revenue RB
Series Q-1, 5.00%, 10/01/37 (PR 10/01/22)	2,400	2,657,304
Series Q-1, 5.00%, 10/01/42 (PR 10/01/22)	8,745	9,682,552
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	10,215	12,492,536
Series A, 5.38%, 10/01/41 (PR 10/01/20)	10,045	10,310,489
Series A1, 5.38%, 10/01/35 (PR 10/01/20)	420	431,101
Series A-1, 5.38%, 10/01/35 (PR 10/01/20)	1,580	1,621,759
Series B, 5.00%, 10/01/37 (Call 10/01/24)	6,705	7,829,227
Series B, 5.00%, 10/01/41 (Call 10/01/20)	1,015	1,038,507
County of Miami-Dade FL GO
5.00%, 07/01/41 (Call 07/01/20)	1,000	1,013,610
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,241,060
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,443,500
Series D, 5.00%, 07/01/45 (Call 07/01/26)	3,000	3,618,780
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,456,160
Series A, 5.00%, 10/01/29 (Call 10/01/22)	1,000	1,102,790
Series B, 5.00%, 10/01/35 (Call 10/01/22) (AGM)	1,450	1,595,160
County of Miami-Dade FL Transit System RB
4.00%, 07/01/39 (Call 07/01/29)	2,000	2,371,820
4.00%, 07/01/48 (Call 07/01/28)	3,000	3,443,670
5.00%, 07/01/37 (Call 07/01/22)	1,000	1,092,730
5.00%, 07/01/42 (Call 07/01/22)	15,030	16,341,067
5.00%, 07/01/43 (Call 07/01/28)	2,000	2,507,580
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	4,000	4,759,120
5.00%, 10/01/25	2,500	3,074,975
	Par
Security	(000)	Value
Florida (continued)
5.00%, 10/01/39 (PR 10/01/20) (AGM)	$3,475	$3,560,381
Series A, 4.00%, 10/01/44 (Call 10/01/27)	3,235	3,707,666
Series A, 5.00%, 10/01/42 (PR 10/01/22)	18,985	21,020,382
Series B, 4.00%, 10/01/35 (Call 10/01/27)	7,600	8,918,676
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	4,071,725
Series B, 4.00%, 10/01/44 (Call 10/01/29)	2,345	2,770,102
Series B, 4.00%, 10/01/49 (Call 10/01/29)	5,000	5,865,800
Series B, 5.00%, 10/01/27	1,000	1,301,240
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,424,020
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,414,820
Series B, 5.00%, 10/01/44 (Call 10/01/29)	2,000	2,573,120
Series B, 5.25%, 10/01/20 (AGM)	2,725	2,795,387
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (Call 10/01/23)	1,050	1,232,385
Florida Department of Management Services COP, Series A, 5.00%, 11/01/28	1,750	2,325,575
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/20	1,500	1,536,060
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,360	6,681,615
Series A, 5.00%, 10/01/30 (Call 10/01/26)	2,500	3,110,950
Series A, 5.00%, 10/01/31 (Call 10/01/26)	830	1,031,192
Florida's Turnpike Enterprise RB
Series A, 4.00%, 07/01/48 (Call 07/01/28)	4,000	4,674,880
Series B, 5.00%, 07/01/40 (Call 07/01/20)	2,140	2,189,455
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,155,600
Series B, 5.00%, 10/01/40 (Call 10/01/24)	3,075	3,578,654
Series B, 5.00%, 10/01/44 (Call 10/01/24)	2,425	2,812,830
Series F, 5.00%, 10/01/48 (Call 10/01/28)	7,000	8,796,900
Hillsborough County School Board COP, Series A, 5.00%, 07/01/29 (Call 07/01/22)	2,500	2,721,675
JEA Electric System Revenue RB
Series 3-B, 5.00%, 10/01/39 (Call 10/01/21)	95	101,132
Series 3-B, 5.00%, 10/01/39 (PR 10/01/21)	1,905	2,030,806
Series Three 2010-D, 5.00%, 10/01/38 (PR 04/01/20)	2,500	2,508,275
JEA Water & Sewer System Revenue RB
Series A, 5.00%, 10/01/31 (Call 04/01/21)	755	787,042
Series A, 5.00%, 10/01/31 (PR 04/01/21)	1,220	1,275,144
Miami Beach Redevelopment Agency TA, Series 2015-A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,147,190
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	6,000	6,993,180
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,632,480
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 07/01/20) (AGM)	975	987,782
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,241,793
Series A, 5.00%, 07/01/40 (Call 07/01/20)	2,105	2,133,397
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,138,310
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,220	1,427,729
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,015	1,186,880
Mid-Bay Bridge Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,175,300
Series A, 5.00%, 10/01/40 (Call 10/01/25)	3,000	3,496,470
Orange County Convention Center/Orlando RB
5.00%, 10/01/24	1,285	1,525,681
Series B, 4.00%, 10/01/36 (Call 10/01/26)	2,070	2,375,801
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	3,070,475

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Florida (continued)
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	$1,000	$1,107,220
Series A, 5.00%, 10/01/25	1,500	1,843,155
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	547,490
5.00%, 07/01/35 (Call 07/01/23)	4,055	4,573,837
Series A, 5.00%, 07/01/35 (PR 07/01/20)	2,000	2,027,560
Series A, 5.00%, 07/01/40 (PR 07/01/20)	18,900	19,157,489
Palm Beach County School District COP
Series C, 5.00%, 08/01/29 (Call 08/01/28)	2,530	3,315,211
Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,397,300
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24 (Call 10/01/21)	1,000	1,066,060
5.00%, 10/01/31 (Call 10/01/21)	6,055	6,444,094
5.00%, 10/01/31 (PR 10/01/21)	45	47,935
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/38 (PR 06/01/23)	4,200	4,763,808
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,065,040
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,188,520
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	3,007,625
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,440,740
Series D, 5.00%, 02/01/30 (Call 02/01/26)	2,000	2,415,300
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (Call 03/15/23)	2,000	2,232,860
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	3,000	3,041,220
Series A, 5.00%, 07/01/21	1,000	1,055,490
Series A, 5.00%, 07/01/27	1,750	2,230,970
Series C, 5.00%, 07/01/26	2,000	2,490,980
South Florida Water Management District COP, 5.00%, 10/01/33 (Call 04/01/26)	1,000	1,210,360
St. Johns River Power Park RB, Series SIX, 4.00%, 10/01/32 (Call 10/01/20)	10,000	10,026,400
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/20	2,770	2,808,531
State of Florida GO
Series A, 5.00%, 06/01/20	1,770	1,788,266
Series A, 5.00%, 06/01/21	4,565	4,804,206
Series A, 5.00%, 06/01/21 (Call 06/01/20)	1,320	1,333,622
Series A, 5.00%, 06/01/22	2,685	2,937,283
Series B, 4.00%, 07/01/48 (Call 07/01/28)	7,500	8,708,775
Series D, 5.00%, 06/01/25 (Call 06/01/21)	9,075	9,551,801
Series E, 5.00%, 06/01/37 (Call 06/01/21)	3,485	3,521,244
Series F, 5.00%, 06/01/31 (Call 06/01/21)	1,000	1,051,260
Series H, 5.00%, 06/01/40 (Call 06/01/21)	1,500	1,515,600
State of Florida Lottery Revenue RB
Series B, 5.00%, 07/01/25	1,015	1,235,966
Series E, 5.00%, 07/01/20	4,345	4,405,135
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	6,210	7,571,294
Series A, 5.00%, 07/01/37 (Call 07/01/22)	7,000	7,644,000
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,685,248
Series B, 5.00%, 07/01/42 (PR 07/01/22)	3,050	3,341,824
		433,098,774
Georgia — 2.5%
Atlanta Development Authority RB, Series A-1, 5.25%, 07/01/40 (Call 07/01/25)	1,000	1,200,140
City of Atlanta GA Airport Passenger Facility Charge RB Sereis C, 5.00%, 07/01/36 (Call 07/01/29)	2,500	3,282,975
	Par
Security	(000)	Value

Georgia (continued)
Sereis C, 5.00%, 07/01/39 (Call 07/01/29)	$2,500	$3,255,575
Series 2014-A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,148,530
Series F, 5.00%, 07/01/23	1,335	1,520,592
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 01/01/21	2,185	2,261,278
Series B, 5.00%, 01/01/37 (Call 01/01/22)	1,345	1,438,410
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,067,570
Series C, 5.25%, 01/01/30 (Call 01/01/21)	1,835	1,900,968
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/28 (Call 05/01/25)	2,000	2,421,360
5.00%, 11/01/31 (Call 05/01/25)	1,755	2,118,689
5.00%, 11/01/32 (Call 05/01/25)	2,230	2,688,443
5.00%, 11/01/33 (Call 05/01/25)	11,675	14,056,116
5.00%, 11/01/34 (Call 05/01/25)	2,000	2,405,100
5.00%, 11/01/40 (Call 05/01/25)	1,500	1,787,310
5.00%, 11/01/43 (Call 05/01/25)	7,000	8,305,640
Series A, 5.50%, 11/01/22 (NPFGC)	2,000	2,159,200
Series B, 5.00%, 11/01/43 (Call 11/01/27)	4,780	5,988,002
Series B, 5.00%, 11/01/47 (Call 11/01/27)	4,350	5,423,536
County of DeKalb GA Water & Sewerage Revenue RB
Series A, 5.25%, 10/01/41 (Call 10/01/21)	3,370	3,596,430
Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,784,256
Forsyth County Water & Sewerage Authority RB, 3.00%, 04/01/49 (Call 04/01/29)	4,000	4,323,240
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/21 (GTD)	2,000	2,084,460
Series B, 5.00%, 06/01/20	10,000	10,102,200
Series B, 5.00%, 06/01/21	3,300	3,471,237
Gwinnett County School District GO
5.00%, 08/01/20	800	813,920
5.00%, 08/01/20 (ETM)	490	498,487
5.00%, 02/01/21	4,615	4,792,724
5.00%, 08/01/21 (SAW)	3,580	3,793,153
5.00%, 02/01/22	2,990	3,230,665
5.00%, 02/01/34 (Call 08/01/25)	4,995	6,042,851
5.00%, 02/01/39 (Call 02/01/29)	8,665	11,311,204
5.00%, 02/01/40 (Call 02/01/29)	3,800	4,941,862
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 4.00%, 07/01/40 (Call 07/01/22)	4,040	4,315,770
Series A, 4.00%, 07/01/44 (Call 07/01/23)	20,000	21,901,400
Series B, 5.00%, 07/01/30 (Call 07/01/26)	9,865	12,306,489
Series B, 5.00%, 07/01/31 (Call 07/01/26)	5,000	6,221,400
Series B, 5.00%, 07/01/33 (Call 07/01/26)	5,000	6,201,600
Series B, 5.00%, 07/01/35 (Call 07/01/26)	2,500	3,091,750
Series B, 5.00%, 07/01/45 (Call 07/01/26)	1,745	2,124,887
Series C, 3.25%, 07/01/39 (Call 07/01/27)	2,500	2,745,375
Municipal Electric Authority of Georgia RB
4.00%, 01/01/44 (Call 07/01/28) (AGM)	2,000	2,292,040
4.00%, 01/01/49 (Call 07/01/28)	3,250	3,633,145
5.00%, 01/01/56 (Call 07/01/28)	3,000	3,612,030
5.00%, 01/01/63 (Call 07/01/28)	1,500	1,799,730
Series A, 4.00%, 01/01/49 (Call 01/01/29)	500	564,725
Series A, 5.00%, 01/01/21	1,000	1,032,370
Series A, 5.00%, 11/01/24 (Call 11/01/20)	1,000	1,026,260
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,432,400
Series A, 5.00%, 01/01/44 (Call 01/01/29)	3,975	4,924,309
Series A, 5.00%, 07/01/60 (Call 07/01/25)	1,000	1,126,910
Series A-1, 5.00%, 01/01/49 (Call 07/01/28)	5,000	6,044,600
Private Colleges & Universities Authority RB
5.00%, 09/01/48 (Call 09/01/29)	2,500	3,222,850

36	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Georgia (continued)
Series A, 5.00%, 10/01/43 (Call 10/01/23)	$2,000	$2,266,000
Series A, 5.00%, 10/01/46 (Call 10/01/26)	6,525	7,935,248
State of Georgia GO
Series A, 4.00%, 07/01/35 (Call 07/01/28)	7,000	8,428,770
Series A, 5.00%, 07/01/20	2,000	2,027,680
Series A, 5.00%, 07/01/24	4,000	4,722,080
Series A, 5.00%, 07/01/25	2,000	2,442,420
Series A, 5.00%, 07/01/26	2,000	2,518,960
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,095	1,359,651
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,095,950
Series A, 5.00%, 07/01/29	2,500	3,407,775
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,272,905
Series A, 5.00%, 07/01/30 (Call 07/01/28)	3,500	4,629,275
Series A, 5.00%, 07/01/31 (Call 07/01/28)	9,000	11,864,970
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,610	2,172,711
Series A-1, 5.00%, 02/01/22	5,320	5,748,207
Series A-1, 5.00%, 02/01/23	2,770	3,108,328
Series A-1, 5.00%, 02/01/24	5,250	6,107,850
Series A-2, 4.00%, 02/01/36 (Call 02/01/27)	8,800	10,350,736
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,326,800
Series A-2, 5.00%, 02/01/32 (Call 02/01/27)	5,000	6,328,700
Series C, 4.00%, 10/01/22	3,000	3,248,490
Series C, 5.00%, 07/01/20	10,000	10,138,400
Series C, 5.00%, 07/01/21	1,500	1,583,850
Series C, 5.00%, 10/01/21	3,245	3,460,371
Series C, 5.00%, 07/01/29 (Call 07/01/27)	5,500	7,101,270
Series C, 5.00%, 07/01/29 (PR 07/01/21)	1,000	1,056,450
Series D, 5.00%, 02/01/24 (Call 02/01/23)	7,590	8,514,766
Series E, 5.00%, 12/01/21	7,235	7,765,543
Series E, 5.00%, 12/01/22	2,500	2,788,075
Series E, 5.00%, 12/01/23	5,640	6,522,942
Series E, 5.00%, 12/01/24	13,370	16,011,778
Series E, 5.00%, 12/01/25	5,710	7,068,238
Series E, 5.00%, 12/01/26	4,985	6,358,019
Series E, 5.00%, 12/01/27 (Call 12/01/26)	1,200	1,525,656
Series F, 5.00%, 01/01/21	3,790	3,922,309
Series F, 5.00%, 01/01/28 (Call 01/01/27)	2,795	3,563,737
Series I, 5.00%, 07/01/20	5,155	5,226,345
Series I, 5.00%, 07/01/21	3,435	3,627,016
Series J-1, 4.00%, 07/01/21	265	276,318
		406,710,752
Hawaii — 1.1%
City & County Honolulu HI Wastewater System Revenue RB
Series 2015-A, 5.00%, 07/01/45 (Call 07/01/25)	3,675	4,401,253
Series A, 4.00%, 07/01/38 (Call 01/01/28)	3,300	3,882,153
Series A, 4.00%, 07/01/44 (Call 07/01/29)	4,490	5,358,770
Series A, 4.00%, 07/01/49 (Call 07/01/29)	7,000	8,265,810
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,097,880
Series A, 5.00%, 07/01/47 (Call 01/01/28)	4,220	5,291,416
Series A, 5.25%, 07/01/36 (PR 07/01/21)	8,385	8,883,656
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/27	1,170	1,513,278
Series B, 5.00%, 03/01/25	1,000	1,203,780
Series B, 5.00%, 03/01/27	1,000	1,276,340
Series B, 5.00%, 03/01/30	2,500	3,428,425
Series B, 5.00%, 03/01/31 (Call 03/01/30)	2,500	3,409,325
Series C, 5.00%, 10/01/30	5,000	6,945,850
State of Hawaii Airports System Revenue RB, Series A, 5.00%, 07/01/39 (Call 07/01/20)	3,700	3,747,767
	Par
Security	(000)	Value

Hawaii (continued)
State of Hawaii GO
Series DZ, 5.00%, 12/01/20 (ETM)	$305	$314,626
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,072,826
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	950,216
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	944,847
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,073,690
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	805,268
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,610,535
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	665	714,004
Series DZ-2017, 5.00%, 12/01/20 (ETM)	15	15,473
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	1,115	1,197,164
Series DZ-2017, 5.00%, 12/01/28 (PR 12/01/21)	955	1,025,374
Series EA, 5.00%, 12/01/20	500	515,700
Series EA, 5.00%, 12/01/21	1,500	1,609,440
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	8,775	9,415,487
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,841,715
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	16,676
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,828,845
Series EE-2017, 5.00%, 11/01/29 (Call 11/01/22)	395	437,380
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	890	987,059
Series EF, 5.00%, 11/01/20	4,900	5,036,710
Series EF, 5.00%, 11/01/21	2,000	2,139,000
Series EF, 5.00%, 11/01/22	1,000	1,111,210
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	7,000	7,780,430
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	1,000	1,111,490
Series EH, 5.00%, 08/01/23 (ETM).	980	1,119,650
Series EH, 5.00%, 08/01/24 (Call 08/01/23)	3,370	3,846,383
Series EH, 5.00%, 10/01/28 (Call 10/01/26)	3,450	4,344,240
Series EH, 5.00%, 08/01/33 (Call 08/01/23)	120	135,922
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	380	434,150
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	279,912
Series EO, 5.00%, 08/01/23 (ETM)	665	759,762
Series EO, 5.00%, 08/01/24	1,000	1,182,510
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,955	5,858,346
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,692,908
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	260,388
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,179,640
Series EO, 5.00%, 08/01/30 (Call 08/01/24)	1,895	2,228,084
Series EY, 5.00%, 10/01/23.	1,000	1,148,160
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,448,560
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	7,755	8,999,212
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	1,500	1,734,765
Series FH, 5.00%, 10/01/26	3,875	4,907,416
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	4,700	5,934,361
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,341,120
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	2,310	2,915,081
Series FN, 5.00%, 10/01/31 (Call 10/01/27)	1,785	2,289,584
Series FT, 5.00%, 01/01/26	5,405	6,691,282
Series FT, 5.00%, 01/01/28	3,775	4,920,486
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	4,505	5,823,839
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	3,500	4,506,425
Series FW, 5.00%, 01/01/35 (Call 01/01/29)	2,000	2,617,020
		186,860,074
Idaho — 0.0%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26.	1,000	1,241,250

Illinois — 3.6%
Chicago Board of Education RB, 6.00%, 04/01/46 (Call 04/01/27)	1,830	2,247,990

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Illinois (continued)
Chicago Midway International Airport RB
Series 2014-B, 5.00%, 01/01/35 (Call 01/01/24)	$2,000	$2,278,460
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,675,625
Chicago O'Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	14,260	14,843,519
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,117,800
Series 2015-B, 5.00%, 01/01/22	5,150	5,534,808
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,968,525
Series 2015-B, 5.00%, 01/01/30 (Call 01/01/25)	3,510	4,153,243
Series A, 5.75%, 01/01/39 (Call 01/01/21)	80	83,042
Series B, 4.00%, 01/01/44 (Call 01/01/29)	5,000	5,822,650
Series B, 5.00%, 01/01/32 (Call 01/01/25)	5,000	5,911,100
Series B, 5.00%, 01/01/34 (Call 01/01/25)	1,175	1,387,898
Series B, 5.00%, 01/01/36 (Call 01/01/27)	14,110	17,374,772
Series B, 5.00%, 01/01/37 (Call 01/01/27)	2,345	2,882,521
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,708,287
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,791,855
Series B, 5.00%, 01/01/48 (Call 01/01/29)	3,000	3,755,070
Series B, 5.00%, 01/01/53 (Call 01/01/29)	4,735	5,895,312
Series B, 6.00%, 01/01/41 (PR 01/01/21)	15,000	15,643,350
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	556,996
Series C, 5.25%, 01/01/35 (Call 03/30/20) (AGC)	3,500	3,511,060
Series C, 6.50%, 01/01/41 (PR 01/01/21)	1,560	1,633,195
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,855,539
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,161,760
Series D, 5.00%, 01/01/47 (Call 01/01/27)	4,240	5,127,093
Series D, 5.00%, 01/01/52 (Call 01/01/27)	12,635	15,254,994
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,240,720
Series E, 5.00%, 01/01/27	2,000	2,526,540
Series F, 5.00%, 01/01/35 (Call 03/30/20)	1,000	1,002,900
Series F, 5.00%, 01/01/40 (Call 01/01/21)	610	611,732
Chicago Transit Authority RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,162,040
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,948,075
City of Chicago IL GO
Series A, 5.00%, 01/01/29	3,000	3,752,760
Series A, 5.00%, 01/01/44 (Call 01/01/29)	2,500	3,013,000
Series A, 5.50%, 01/01/49 (Call 01/01/29)	5,000	6,230,800
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,232,640
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,059,230
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	1,075	1,181,371
County of Cook IL GO
Series A, 5.25%, 11/15/22 (Call 11/15/20)	1,000	1,029,200
Series A, 5.25%, 11/15/28 (Call 11/15/21)	500	532,290
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,368,150
County of Will IL GO, 5.00%, 11/15/41 (Call 11/15/25)	1,200	1,433,688
Illinois Finance Authority RB
Series A, 4.00%, 10/01/38 (Call 10/01/24)	10,000	11,285,900
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,350,120
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,409,760
Series A, 5.25%, 10/01/52 (Call 04/01/23)	1,000	1,107,890
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	2,335	2,779,888
5.00%, 01/01/26	1,000	1,225,830
5.00%, 01/01/27	1,250	1,575,325
5.00%, 01/01/28	2,500	3,225,925
5.00%, 01/01/30	3,000	4,030,920
5.00%, 01/01/31 (Call 01/01/30)	2,000	2,676,640
	Par
Security	(000)	Value

Illinois (continued)
Series A, 4.00%, 12/01/31 (Call 01/01/26)	$5,035	$5,733,203
Series A, 4.00%, 01/01/44 (Call 07/01/29)	1,500	1,762,335
Series A, 5.00%, 12/01/22	1,000	1,110,890
Series A, 5.00%, 01/01/25	900	1,071,477
Series A, 5.00%, 01/01/27	1,000	1,260,260
Series A, 5.00%, 01/01/30 (Call 01/01/29)	3,000	3,931,770
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,638,730
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,104,560
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,371,920
Series A, 5.00%, 01/01/42 (Call 01/01/28)	14,500	18,000,010
Series A, 5.00%, 01/01/44 (Call 07/01/29)	6,000	7,653,060
Series B, 5.00%, 01/01/26	2,500	3,064,575
Series B, 5.00%, 01/01/27	1,500	1,890,390
Series B, 5.00%, 01/01/29	2,000	2,636,940
Series B, 5.00%, 01/01/31 (Call 01/01/30)	1,500	2,007,480
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,205,710
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,850,275
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,806,735
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,640	11,564,433
Series B, 5.00%, 01/01/41 (Call 07/01/26)	7,430	9,014,002
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,348,160
Series D, 5.00%, 01/01/22.	3,915	4,206,041
Metropolitan Pier & Exposition Authority RB
0.00%, 12/15/54(a)	10,000	3,498,500
4.00%, 06/15/50 (Call 12/15/29)	7,500	8,481,225
5.00%, 06/15/50 (Call 12/15/29)	3,750	4,594,650
5.50%, 06/15/29 (ETM) (NPFGC)	95	114,980
Series A, 0.00%, 12/15/22 (NPFGC)(a)	340	327,777
Series A, 0.00%, 12/15/52(a)	25,000	9,350,750
Series A, 0.00%, 12/15/52 (AGM)(a)	7,000	3,028,270
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,826,880
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	895,240
Series B, 0.00%, 06/15/43 (AGM)(a)	2,000	1,133,180
Series B, 0.00%, 06/15/45 (AGM)(a)	770	410,564
Series B, 0.00%, 06/15/46 (AGM)(a)	1,600	826,624
Series B, 0.00%, 06/15/47 (AGM)(a)	330	165,597
Metropolitan Water Reclamation District of Greater Chicago GO
Series A, 5.00%, 12/01/28 (Call 12/01/26)	3,180	3,982,696
Series B, 5.25%, 12/01/34	2,500	3,629,100
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B, 5.00%, 12/01/30 (Call 12/01/21)	710	761,248
Series B, 5.00%, 12/01/32 (Call 12/01/21)	1,000	1,071,600
Series C, 5.25%, 12/01/32.	1,340	1,891,330
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	500	529,610
5.75%, 06/01/23 (AGM)	1,000	1,116,370
Sales Tax Securitization Corp. RB
Series A, 4.00%, 01/01/40 (Call 01/01/30) (BAM)	1,000	1,179,420
Series A, 5.00%, 01/01/25	770	910,656
Series A, 5.00%, 01/01/30	2,500	3,308,075
Series A, 5.00%, 01/01/37 (Call 01/01/30) (BAM)	1,000	1,302,490
State of Illinois GO
5.00%, 05/01/20	3,000	3,019,260
5.00%, 02/01/21	2,500	2,589,525
5.00%, 07/01/21	2,000	2,104,140
5.00%, 08/01/21	5,025	5,302,983
5.00%, 01/01/22 (Call 03/30/20)	1,500	1,504,110
5.00%, 02/01/22	7,755	8,316,152

38	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Illinois (continued)
5.00%, 08/01/22	$580	$632,809
5.00%, 02/01/23	4,250	4,710,615
5.00%, 02/01/24	2,500	2,851,350
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,872,944
5.00%, 02/01/26	5,000	6,004,600
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,277,860
5.00%, 02/01/28 (Call 02/01/27)	4,500	5,510,295
5.00%, 05/01/28 (Call 05/01/24)	1,080	1,235,585
5.00%, 05/01/29 (Call 05/01/24)	1,900	2,170,009
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,705,680
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,131,120
5.00%, 02/01/39 (Call 02/01/24)	7,285	8,155,412
5.00%, 05/01/39 (Call 05/01/24)	2,500	2,816,250
5.25%, 07/01/28 (Call 07/01/23)	1,000	1,127,220
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,251,040
5.25%, 02/01/32 (Call 02/01/24)	7,650	8,704,629
5.25%, 02/01/34 (Call 02/01/24)	3,000	3,406,290
5.50%, 07/01/27 (Call 07/01/23)	660	749,806
5.50%, 07/01/33 (Call 07/01/23)	5,000	5,639,300
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,122,290
Series A, 5.00%, 10/01/26	4,750	5,797,707
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,469,540
Series A, 5.00%, 12/01/32 (Call 12/01/27)	2,270	2,797,366
Series A, 5.00%, 10/01/33 (Call 10/01/28)	1,240	1,551,872
Series A, 5.00%, 12/01/34 (Call 12/01/27)	2,650	3,254,147
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,429,060
Series B, 4.00%, 11/01/38 (Call 11/01/29)	13,000	15,046,590
Series B, 5.00%, 10/01/21	1,000	1,061,800
Series B, 5.00%, 10/01/22	1,250	1,371,563
Series B, 5.00%, 10/01/28	2,000	2,541,380
Series B, 5.00%, 10/01/29 (Call 10/01/28)	1,000	1,265,690
Series B, 5.00%, 10/01/30 (Call 10/01/28)	3,000	3,780,540
Series B, 5.00%, 11/01/30 (Call 11/01/29)	2,000	2,573,640
Series B, 5.00%, 10/01/32 (Call 10/01/28)	2,000	2,508,340
Series B, 5.00%, 11/01/32 (Call 11/01/29)	5,750	7,361,437
Series C, 4.00%, 11/01/40 (Call 11/01/29)	5,000	5,753,550
Series C, 5.00%, 11/01/29 (Call 11/01/27)	11,000	13,553,650
Series D, 5.00%, 11/01/20	7,300	7,492,355
Series D, 5.00%, 11/01/21	9,700	10,330,791
Series D, 5.00%, 11/01/22	13,600	14,972,104
Series D, 5.00%, 11/01/23	8,300	9,428,966
Series D, 5.00%, 11/01/24	6,850	7,995,114
Series D, 5.00%, 11/01/25	12,445	14,920,559
Series D, 5.00%, 11/01/26	10,800	13,192,524
Series D, 5.00%, 11/01/27	11,530	14,349,200
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	7,430,040
State of Illinois RB, 5.00%, 06/15/26 (Call 06/15/23)	1,500	1,677,660
		603,558,045
Indiana — 0.7%
City of Indianapolis Department of Public Utilities Water System Revenue RB
Series A, 5.00%, 10/01/33 (Call 10/01/28)	4,180	5,467,147
Series A, 5.00%, 10/01/35 (Call 10/01/28)	1,000	1,301,000
Indiana Finance Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,651,875
Series A, 4.25%, 10/01/44 (Call 10/01/24)	3,205	3,557,646
Series A, 5.00%, 02/01/38 (Call 02/01/29)	4,310	5,597,182
Series A, 5.00%, 02/01/39 (Call 02/01/29)	7,875	10,173,555
Series A, 5.00%, 10/01/40 (Call 10/01/24)	10,000	11,638,000
Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,440,300
	Par
Security	(000)	Value

Indiana (continued)
Series A, 5.00%, 10/01/44 (Call 10/01/24)	$1,000	$1,162,030
Series A, 5.00%, 10/01/46 (Call 10/01/26)	7,370	8,921,827
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,214,900
Series A, 5.25%, 10/01/38 (Call 10/01/21)	2,615	2,788,139
Series B, 5.00%, 02/01/23	5,330	5,977,755
Series B, 5.00%, 02/01/25	2,000	2,403,480
Series B, 5.00%, 10/01/41 (Call 10/01/21)	1,000	1,061,390
Series C, 5.00%, 12/01/23	1,250	1,443,175
Series C, 5.00%, 12/01/24	4,060	4,849,670
Series C, 5.00%, 06/01/27 (Call 12/01/26)	9,110	11,574,164
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,342,772
Series C, 5.00%, 06/01/29	2,915	3,932,306
Series C, 5.00%, 02/01/32 (PR 02/01/23)	1,000	1,120,920
Series E, 5.00%, 02/01/27 (Call 08/01/26)	3,315	4,191,718
Indiana Municipal Power Agency RB
Series A, 5.00%, 01/01/42 (Call 07/01/26)	5,765	6,965,446
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,000	3,694,470
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 02/01/49 (Call 02/01/29)	6,000	7,626,540
		114,097,407
Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/28 (Call 08/01/27)	2,195	2,838,442
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,567,720
5.00%, 08/01/31 (Call 08/01/27)	3,415	4,375,059
5.00%, 08/01/42 (Call 08/01/27)	2,000	2,495,460
Series A, 5.00%, 08/01/20	1,000	1,017,320
State of Iowa RB, Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,250,970
		14,544,971
Kansas — 0.3%
Kansas Development Finance Authority RB, 5.00%, 03/01/21 (Call 03/01/20)	1,060	1,060,000
State of Kansas Department of Transportation RB
5.00%, 09/01/26 (Call 09/01/25)	5,000	6,121,900
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,669,330
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,221,830
5.00%, 09/01/30 (Call 09/01/25)	3,150	3,837,236
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,631,530
5.00%, 09/01/35 (Call 09/01/25)	2,000	2,412,360
Series A, 5.00%, 09/01/21	2,200	2,337,676
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,369,440
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,183,690
Series A, 5.00%, 09/01/30 (Call 09/01/24)	1,100	1,299,870
Series B, 5.00%, 09/01/22	2,000	2,208,660
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 4.25%, 09/01/39 (Call 09/01/24)	9,285	10,221,392
		41,574,914
Kentucky — 0.0%
Kentucky Asset Liability Commission RB, First Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,173,170
Kentucky Public Transportation Infrastructure Authority RB, Series 2013-A, 5.75%, 07/01/49 (Call 07/01/23)	1,000	1,136,630
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/23 (SAP)	1,500	1,713,300

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Kentucky (continued)
Louisville & Jefferson County Metropolitan Sewer District RB
Series A, 5.00%, 05/15/30 (Call 11/15/21)	$500	$534,070
Series A, 5.00%, 05/15/34 (Call 11/15/21)	1,000	1,069,780
		5,626,950
Louisiana — 0.6%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (Call 06/01/24)	1,000	1,143,320
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (Call 12/01/24)	1,000	1,149,650
East Baton Rouge Sewerage Commission RB
Series A, 4.00%, 02/01/45 (Call 02/01/29)	3,000	3,507,090
Series B, 5.00%, 02/01/39 (Call 02/01/25)	2,000	2,360,260
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014-A, 5.00%, 02/01/44 (Call 02/01/24)	2,000	2,258,940
Series A, 4.00%, 02/01/48 (Call 02/01/23)	1,000	1,053,320
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/21 (AGM)	1,000	1,051,380
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,801,650
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,133,100
Series A, 5.00%, 05/01/41 (Call 05/01/25)	8,500	10,036,290
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,061,310
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	750	816,525
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	272,505
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	827,237
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	261,605
Series B, 5.00%, 05/01/34 (PR 05/01/20)	1,915	1,927,965
Series B, 5.00%, 05/01/36 (Call 05/01/24)	1,000	1,155,950
Series B, 5.00%, 05/01/45 (PR 05/01/20)	10,130	10,198,580
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,516,500
Series C-1, 5.00%, 05/01/43 (Call 05/01/23)	10,000	11,227,700
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	2,110	2,360,605
Series A, 4.00%, 02/01/31 (Call 02/01/24)	10,000	11,150,600
Series A, 4.00%, 08/01/31 (Call 08/01/22)	1,000	1,072,090
Series A, 4.00%, 02/01/33 (Call 02/01/24)	3,000	3,336,900
Series A, 5.00%, 11/15/21 (Call 05/15/20)	2,000	2,016,800
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,154,690
Series B, 5.00%, 08/01/25	2,000	2,432,500
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,757,710
Series B, 5.00%, 08/01/28 (Call 08/01/26)	2,850	3,567,886
Series C, 5.00%, 07/15/20	1,000	1,015,410
Series C, 5.00%, 07/15/21	1,000	1,057,250
Series C, 5.00%, 07/15/23 (Call 07/15/22)	1,750	1,920,257
Series C, 5.00%, 08/01/23	1,000	1,139,190
Series C, 5.00%, 07/15/24 (Call 07/15/22)	1,000	1,097,290
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,356,040
		95,196,095
Maine — 0.0%
Maine Turnpike Authority RB, 5.00%, 07/01/47 (Call 07/01/28)	1,000	1,254,870

Maryland — 2.3%
City of Baltimore MD RB
Series A, 4.00%, 07/01/44 (Call 07/01/29)	6,500	7,677,930
Series A, 4.00%, 07/01/49 (Call 07/01/29)	2,000	2,352,300
Series A, 5.00%, 07/01/43 (Call 01/01/24)	1,000	1,138,670
	Par
Security	(000)	Value

Maryland (continued)
Series A, 5.00%, 07/01/46 (Call 01/01/27)	$3,000	$3,616,440
County of Anne Arundel MD GOL, 5.00%, 10/01/47 (Call 10/01/27)	2,000	2,516,380
County of Montgomery MD GO
Series A, 5.00%, 11/01/22	3,100	3,445,619
Series A, 5.00%, 11/01/24	2,085	2,488,823
Series B, 5.00%, 11/01/21	2,250	2,408,310
Series B, 5.00%, 11/01/23	3,680	4,242,046
Series B, 5.00%, 11/01/24	1,625	1,939,730
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,900	4,653,831
Series B, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,192,110
Series C, 5.00%, 10/01/25	6,335	7,795,914
Series C, 5.00%, 10/01/26	5,000	6,343,150
Series C, 5.00%, 10/01/27	1,500	1,955,700
County of Prince George's MD GO, Series A, 5.00%, 09/15/26	1,200	1,520,400
County of Prince George's MD GOL
Series A, 5.00%, 07/15/29 (Call 07/15/28)	2,000	2,651,860
Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,901,100
State of Maryland Department of Transportation RB
4.00%, 09/01/21	3,600	3,773,556
4.00%, 11/01/25 (Call 11/01/24)	3,000	3,438,450
4.00%, 12/15/26 (Call 12/15/23)	2,500	2,799,600
5.00%, 11/01/22	11,515	12,798,807
5.00%, 02/15/23	13,975	15,700,074
5.00%, 09/01/23	1,055	1,208,914
5.00%, 09/01/24	1,250	1,482,388
5.00%, 11/01/24	2,000	2,385,320
5.00%, 09/01/25	1,000	1,226,080
5.00%, 09/01/26	4,840	6,115,001
5.00%, 09/01/27	6,030	7,819,463
5.00%, 10/01/27	1,000	1,299,540
5.00%, 09/01/28 (Call 09/01/27)	5,545	7,158,706
5.00%, 10/01/28 (Call 10/01/27)	7,000	9,056,950
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,289,050
State of Maryland GO
4.00%, 06/01/25 (Call 06/01/24)	3,755	4,261,324
5.00%, 03/15/32 (Call 03/15/29)	2,000	2,670,440
First Series, 5.00%, 06/01/21	2,000	2,104,800
First Series, 5.00%, 03/15/27	6,000	7,696,020
First Series, 5.00%, 03/15/28	1,000	1,316,460
First Series, 5.00%, 03/15/29	5,000	6,749,750
First Series, 5.00%, 03/15/31 (Call 03/15/29)	3,000	4,013,040
First Series B, 5.00%, 03/01/21 (Call 03/01/20)	1,250	1,253,963
First Series C, 4.00%, 08/15/21	9,270	9,702,260
Second Series, 4.00%, 08/01/32 (Call 08/01/28)	4,000	4,909,680
Second Series, 5.00%, 08/01/27	2,000	2,591,220
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	2,405	3,185,398
Second Series, 5.00%, 08/01/31 (Call 08/01/28)	3,500	4,601,100
Second Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,649,166
Second Series B, 5.00%, 08/01/24 (PR 08/01/22)	1,000	1,101,610
Second Series E, 4.50%, 08/01/20	10,945	11,112,677
Series A, 3.13%, 03/15/33 (Call 03/15/28)	4,800	5,394,192
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,215,480
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,211,880
Series A, 5.00%, 08/01/20	3,000	3,052,080
Series A, 5.00%, 03/01/21	1,000	1,041,930
Series A, 5.00%, 08/01/21	2,950	3,125,201
Series A, 5.00%, 03/01/22	3,000	3,251,400
Series A, 5.00%, 03/15/22	3,525	3,826,105

40	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Maryland (continued)
Series A, 5.00%, 03/15/23	$6,290	$7,088,138
Series A, 5.00%, 03/01/24 (PR 03/01/21)	1,000	1,042,230
Series A, 5.00%, 08/01/24	12,910	15,278,598
Series A, 5.00%, 08/01/24 (PR 08/01/23)	2,170	2,480,006
Series A, 5.00%, 03/15/25	1,000	1,208,830
Series A, 5.00%, 03/15/27	3,355	4,303,358
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	6,457,400
Series A, 5.00%, 03/15/29 (Call 03/15/27)	7,880	10,078,047
Series A, 5.00%, 08/01/29	6,500	8,848,710
Series B, 5.00%, 08/01/20	3,400	3,459,024
Series B, 5.00%, 08/01/22	7,750	8,533,680
Series B, 5.00%, 08/01/24	3,325	3,935,038
Series B, 5.00%, 08/01/25	19,100	23,377,636
Series B, 5.00%, 08/01/26	12,745	16,072,847
Series C, 5.00%, 08/01/21	2,300	2,436,597
Series C, 5.00%, 08/01/23	10,500	11,995,725
Series C, 5.00%, 08/01/24	12,125	14,349,574
Series C, 5.25%, 08/01/20	2,585	2,632,538
		382,007,364
Massachusetts — 5.0%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,000	3,412,470
Series A, 5.00%, 06/15/25 (Call 06/15/24)	6,310	7,442,519
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,025	2,390,350
Series A, 5.00%, 06/15/27 (Call 06/15/26)	3,000	3,767,430
Commonwealth of Massachusetts GO
Series C, 2.75%, 03/01/50 (Call 03/01/30)	3,500	3,648,050
Series C, 3.00%, 03/01/47 (Call 03/01/30)	3,500	3,809,225
Series C, 5.50%, 12/01/22 (AGM)	2,840	3,205,735
Series C, 5.50%, 12/01/22 (AMBAC)	6,200	6,998,436
Series C, 5.50%, 12/01/23 (AMBAC)	910	1,069,223
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,186,220
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,638,255
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,184,360
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,595,035
Series A, 1.12%, 03/01/26 (Put 03/02/20)(b)(c)	15,000	15,000,000
Series A, 4.00%, 04/01/42 (PR 04/01/21)	10,335	10,697,138
Series A, 4.25%, 12/01/39 (PR 12/01/21)	4,180	4,434,562
Series A, 4.50%, 12/01/43 (PR 12/01/21)	2,500	2,663,050
Series A, 5.00%, 03/01/23	4,900	5,515,440
Series A, 5.00%, 07/01/25	1,000	1,219,450
Series A, 5.00%, 04/01/26 (PR 04/01/21)	2,155	2,253,591
Series A, 5.00%, 07/01/26	2,000	2,510,520
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,137,250
Series A, 5.00%, 01/01/34 (Call 01/01/28)	2,500	3,202,000
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	3,026,850
Series A, 5.00%, 01/01/38 (Call 01/01/28)	1,000	1,269,740
Series A, 5.00%, 01/01/38 (Call 01/01/29)	5,000	6,511,000
Series A, 5.00%, 01/01/39 (Call 01/01/28)	8,710	11,035,483
Series A, 5.00%, 03/01/41 (Call 03/01/24)	3,470	4,005,456
Series A, 5.00%, 01/01/42 (Call 01/01/28)	3,795	4,777,563
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,000	2,513,140
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,502,042
Series A, 5.00%, 04/01/47 (Call 04/01/27)	2,265	2,826,358
Series A, 5.00%, 01/01/48 (Call 01/01/28)	3,090	3,854,713
Series A, 5.00%, 01/01/49 (Call 01/01/29)	2,500	3,186,225
Series A, 5.25%, 08/01/21	3,000	3,189,990
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	9,001,792
	Par
Security	(000)	Value

Massachusetts (continued)
Series B, 5.00%, 08/01/20	$8,465	$8,613,053
Series B, 5.00%, 07/01/22	1,240	1,361,396
Series B, 5.00%, 08/01/23	5,000	5,714,100
Series B, 5.00%, 07/01/24	7,075	8,348,854
Series B, 5.00%, 06/01/25 (PR 06/01/20)	1,800	1,818,720
Series B, 5.00%, 08/01/25 (PR 08/01/20)	1,200	1,220,988
Series B, 5.00%, 07/01/27	1,000	1,290,310
Series B, 5.00%, 07/01/28	7,000	9,265,690
Series B, 5.00%, 07/01/33 (Call 07/01/26)	2,080	2,595,736
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	6,239,200
Series B, 5.25%, 08/01/20	745	758,790
Series B, 5.25%, 08/01/21	775	824,081
Series B, 5.25%, 08/01/21 (AGM)	12,395	13,179,975
Series B, 5.25%, 09/01/21 (AGM)	1,960	2,091,438
Series B, 5.25%, 08/01/22	1,100	1,218,074
Series B, 5.25%, 09/01/22 (AGM)	600	666,612
Series B, 5.25%, 09/01/23 (AGM)	6,085	7,027,384
Series B, 5.25%, 09/01/24 (AGM)	1,820	2,180,178
Series B, 5.25%, 09/01/25 (AGM)	1,065	1,320,068
Series C, 4.00%, 10/01/27 (Call 10/01/20)	2,425	2,468,068
Series C, 5.00%, 04/01/20	9,085	9,115,071
Series C, 5.00%, 08/01/20	2,955	3,006,683
Series C, 5.00%, 04/01/22	1,290	1,402,862
Series C, 5.00%, 08/01/22	1,500	1,652,070
Series C, 5.00%, 10/01/22	8,300	9,198,973
Series C, 5.00%, 07/01/23 (Call 07/01/22)	5,450	5,984,645
Series C, 5.00%, 10/01/24	6,735	8,016,536
Series C, 5.00%, 08/01/25	1,350	1,650,739
Series C, 5.00%, 10/01/25	5,000	6,146,900
Series C, 5.00%, 04/01/26	10,230	12,748,728
Series C, 5.00%, 10/01/27	1,250	1,623,363
Series C, 5.00%, 05/01/29 (Call 05/01/23)	4,000	4,528,600
Series C, 5.00%, 05/01/30 (Call 05/01/23)	5,000	5,654,050
Series C, 5.00%, 05/01/32 (Call 05/01/23)	1,000	1,128,130
Series C, 5.00%, 05/01/40 (Call 05/01/29)	8,000	10,444,800
Series C, 5.00%, 05/01/44 (Call 05/01/29)	2,000	2,587,240
Series C, 5.00%, 05/01/45 (Call 05/01/29)	1,000	1,290,520
Series C, 5.00%, 05/01/47 (Call 05/01/29)	3,500	4,506,215
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,483,540
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,306,280
Series D, 5.00%, 10/01/24 (PR 10/01/21)	1,000	1,066,860
Series D, 5.00%, 07/01/25	2,500	3,048,625
Series D, 5.00%, 07/01/26	8,875	11,140,432
Series D, 5.00%, 07/01/27	3,900	5,032,209
Series D, 5.00%, 08/01/33 (PR 08/01/21)	7,645	8,102,400
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,600	1,632,800
Series E, 3.00%, 12/01/27	1,905	2,198,827
Series E, 4.00%, 09/01/39 (Call 09/01/25)	5,500	6,269,835
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	11,037,576
Series E, 4.50%, 08/01/43 (PR 08/01/21)	2,000	2,105,640
Series E, 5.00%, 11/01/23	1,600	1,844,992
Series E, 5.00%, 11/01/25 (AMBAC)	2,115	2,607,097
Series E, 5.00%, 11/01/26	2,015	2,553,408
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,862,440
Series E, 5.00%, 08/01/35 (Call 08/01/21)	1,650	1,744,165
Series E, 5.00%, 08/01/39 (Call 08/01/21)	1,250	1,319,163
Series E, 5.00%, 08/01/39 (PR 08/01/21)	1,250	1,324,788
Series E, 5.00%, 08/01/40 (Call 08/01/21)	3,365	3,551,185
Series F, 5.00%, 11/01/37 (Call 11/01/27)	3,950	5,082,860
Series F, 5.00%, 11/01/38 (Call 11/01/27)	4,870	6,252,009

S c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Massachusetts (continued)
Series F, 5.00%, 11/01/42 (Call 11/01/27)	$2,500	$3,187,550
Series G, 5.00%, 09/01/33 (Call 09/01/24)	5,035	5,964,914
Series H, 5.00%, 12/01/24	1,150	1,376,642
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	11,112,681
Commonwealth of Massachusetts RB
5.50%, 01/01/30 (NPFGC)	1,110	1,535,141
5.50%, 01/01/34 (NPFGC)	1,500	2,164,515
Series A, 5.50%, 06/01/21 (AGM)	4,545	4,813,019
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/49 (Call 06/01/29)	7,500	9,761,400
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,864,025
Series A, 5.00%, 06/01/25 (PR 06/01/21)	1,050	1,105,430
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,970,544
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	7,016,408
Series A, 5.00%, 06/01/43 (Call 12/01/27)	7,000	8,870,470
Series A, 5.00%, 06/01/44 (Call 06/01/24)	2,000	2,317,820
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,791,748
Massachusetts Bay Transportation Authority RB
1.18%, 03/01/30 (Put 03/06/20)(b)(c)	8,000	8,000,000
Series A, 5.00%, 07/01/20	7,000	7,097,370
Series A, 5.00%, 07/01/21	2,500	2,640,425
Series A, 5.00%, 07/01/22	1,000	1,097,170
Series A, 5.00%, 07/01/23	6,880	7,831,573
Series A, 5.00%, 07/01/25	1,500	1,829,175
Series A, 5.00%, 07/01/27	7,400	9,572,566
Series A, 5.00%, 07/01/28	4,255	5,636,216
Series A, 5.00%, 07/01/29	4,780	6,459,835
Series A, 5.00%, 07/01/31	2,870	4,016,134
Series A, 5.00%, 07/01/41 (Call 07/01/22)	7,500	8,166,825
Series A, 5.25%, 07/01/21	3,175	3,361,626
Series A, 5.25%, 07/01/30	3,635	5,086,892
Series B, 5.25%, 07/01/20	1,350	1,369,656
Series B, 5.25%, 07/01/21	4,620	4,891,564
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	1,800	1,831,320
5.00%, 08/01/23	2,500	2,857,950
5.00%, 08/01/24	1,000	1,184,420
5.00%, 08/01/26	2,000	2,525,080
5.25%, 08/01/20	1,000	1,018,430
5.25%, 08/01/21	500	531,520
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,000	889,220
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,154,300
Series A, 4.00%, 07/15/36 (Call 07/15/26)	7,500	8,805,150
Series A, 5.00%, 07/15/22	1,000	1,100,270
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,521,780
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,756,480
Series A, 5.00%, 07/15/36	1,490	2,242,450
Series A, 5.00%, 07/15/40	4,000	6,214,080
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,785,105
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	2,146,655
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,615,999
Series P, 5.00%, 07/01/50	1,500	2,549,610
Massachusetts School Building Authority RB
Series A, 4.00%, 02/15/43 (Call 02/15/28)	5,000	5,829,400
Series A, 5.00%, 08/15/22	1,300	1,434,563
Series A, 5.00%, 08/15/23 (Call 08/15/22)	1,500	1,654,890
Series A, 5.00%, 08/15/25 (Call 08/15/22)	1,380	1,522,499

	Par
Security	(000)	Value

Massachusetts (continued)
Series A, 5.00%, 08/15/26 (Call 08/15/22)	$3,575	$3,942,295
Series A, 5.00%, 08/15/30 (Call 08/15/22)	3,135	3,449,033
Series A, 5.00%, 05/15/38 (Call 05/15/23)	6,000	6,745,680
Series A, 5.00%, 05/15/43 (Call 05/15/23)	7,810	8,751,730
Series A, 5.00%, 02/15/44 (Call 02/15/29)	7,000	8,974,140
Series A, 5.25%, 02/15/48 (Call 02/15/28)	8,360	10,599,142
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,271,500
Series B, 5.00%, 10/15/21	2,045	2,184,387
Series B, 5.00%, 08/15/27 (Call 08/15/22)	1,840	2,026,668
Series B, 5.00%, 08/15/28 (Call 08/15/22)	1,000	1,101,200
Series B, 5.00%, 08/15/29 (Call 08/15/22)	8,930	9,833,716
Series B, 5.00%, 08/15/30 (Call 08/15/22)	9,305	10,237,082
Series B, 5.00%, 10/15/35 (PR 10/15/21)	2,820	3,013,142
Series B, 5.00%, 10/15/41 (PR 10/15/21)	2,750	2,938,347
Series B, 5.00%, 11/15/46 (Call 11/15/26)	13,025	16,131,072
Series B, 5.25%, 10/15/35 (PR 10/15/21)	2,500	2,681,250
Series C, 4.00%, 11/15/35 (Call 11/15/26)	3,000	3,504,090
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,154,190
Series C, 5.00%, 08/15/27 (Call 08/15/25)	2,000	2,451,340
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,630,060
Massachusetts State College Building Authority RB, Series B, 5.00%, 05/01/43 (PR 05/01/22) (HERBIP)	4,800	5,232,096
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series A, 5.00%, 01/01/26	1,375	1,696,929
Series A, 5.00%, 01/01/29	3,985	5,332,966
Series A, 5.00%, 01/01/31 (Call 01/01/29)	1,500	1,971,930
Series A, 5.00%, 01/01/34 (Call 01/01/29)	2,500	3,257,750
Series A, 5.00%, 01/01/39 (Put 01/01/23)(b)(c)	4,500	5,022,000
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,500	1,714,770
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,475	3,535,048
Series B, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,058,965
Series B, 5.00%, 08/01/43 (Call 08/01/28)	6,000	7,643,460
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,151,590
Series B, 5.25%, 08/01/25 (AGM)	2,500	3,092,950
Series B, 5.25%, 08/01/26 (AGM)	1,100	1,404,370
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,346,620
Series B, 5.25%, 08/01/30 (AGM)	2,000	2,813,340
Series B, 5.25%, 08/01/31 (AGM)	800	1,145,864
Series C, 5.00%, 08/01/32 (Call 08/01/26)	6,485	8,117,145
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	6,249,150
Series C, 5.25%, 08/01/42 (PR 08/01/21)	7,100	7,549,643
Series J, 5.50%, 08/01/20 (AGM)	855	871,707
Series J, 5.50%, 08/01/20 (ETM) (AGM)	145	147,828
Series J, 5.50%, 08/01/21 (AGM)	4,915	5,243,519
Metropolitan Boston Transit Parking Corp. RB, 5.25%,
07/01/33 (Call 07/01/21)	2,000	2,113,740
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,506,218
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,885,125
Series 1, 5.00%, 11/01/39 (Call 11/01/24)	13,520	15,974,286
Series 1, 5.00%, 11/01/39 (PR 11/01/22)	1,580	1,754,811
Series 1, 5.00%, 11/01/39 (PR 11/01/24)	2,980	3,543,965
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	3,020,700
Series 1, 5.00%, 11/01/44 (Call 11/01/24)	510	600,107
Series 1, 5.00%, 11/01/44 (PR 11/01/24)	2,185	2,598,511
		832,434,304

42	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Michigan — 0.9%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	$2,500	$3,414,375
Great Lakes Water Authority Sewage Disposal System Revenue RB
Series B, 5.00%, 07/01/28	2,000	2,613,760
Series B, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,450,940
Great Lakes Water Authority Water Supply System Revenue RB
Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,605,610
Series D, 5.00%, 07/01/36 (Call 07/01/26)	9,500	11,541,075
Michigan Finance Authority RB
4.00%, 11/01/48 (Call 11/01/28) (SAW)	2,000	2,288,640
Series B, 5.00%, 10/01/28 (Call 10/01/26)	2,395	3,027,999
Series C, 5.00%, 07/01/34 (Call 07/01/25)	2,600	3,070,210
Series C-1, 5.00%, 07/01/44 (Call 07/01/22)	13,720	14,832,829
Series C-3, 5.00%, 07/01/24 (AGM)	6,000	7,046,700
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,165,660
Series D-1, 5.00%, 07/01/22 (AGM)	1,000	1,094,980
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,176,520
Series D2, 5.00%, 07/01/27 (Call 07/01/24) (AGM)	3,380	3,976,705
Series D4, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,916,775
Series D4, 5.00%, 07/01/34 (Call 07/01/24)	1,385	1,600,645
Michigan State Building Authority RB
4.00%, 10/15/49 (Call 10/15/29)	9,550	11,126,991
4.00%, 04/15/54 (Call 10/15/29)	2,000	2,320,680
Series I, 5.00%, 04/15/20	6,020	6,049,197
Series I, 5.00%, 04/15/22	2,220	2,414,872
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,657,690
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,749,820
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,583,590
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,216,860
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,995,025
Series I-A, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,141,110
Series II-A, 5.38%, 10/15/36 (Call 10/15/21)	1,070	1,144,172
Series II-A, 5.38%, 10/15/41 (Call 10/15/21)	2,000	2,151,480
State of Michigan RB
5.00%, 03/15/20	3,670	3,675,101
5.00%, 03/15/23	1,000	1,124,000
5.00%, 03/15/24	5,770	6,714,318
5.00%, 03/15/26	2,500	3,098,175
5.00%, 03/15/27	300	382,215
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20 (Call 03/30/20)	2,820	2,828,827
5.00%, 11/01/21 (Call 03/30/20)	1,000	1,003,150
University of Michigan RB
5.00%, 04/01/46 (Call 04/01/26)	3,000	3,618,330
Series A, 5.00%, 04/01/23	1,610	1,817,771
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	3,117,400
Series A, 5.00%, 04/01/47 (Call 04/01/27)	4,680	5,797,069
		140,551,266
Minnesota — 0.6%
City of Minneapolis MN GO, 4.00%, 12/01/20	4,200	4,301,724
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/25	1,295	1,551,889
Series A, 5.00%, 01/01/26	1,250	1,545,863
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,847,100
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,887,440
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	2,390	2,390,000
Series A, 5.00%, 03/01/21	1,320	1,375,480
	Par
Security	(000)	Value

Minnesota (continued)
Series A, 5.00%, 03/01/23	$1,000	$1,124,970
State of Minnesota GO
Series A, 5.00%, 08/01/20	5,000	5,087,450
Series A, 5.00%, 08/01/24	5,000	5,917,350
Series A, 5.00%, 08/01/24 (PR 08/01/20)	1,000	1,017,280
Series A, 5.00%, 08/01/25 (PR 08/01/20)	1,600	1,627,648
Series A, 5.00%, 08/01/27 (PR 08/01/20)	5,000	5,086,400
Series D, 5.00%, 08/01/20	5,205	5,296,035
Series D, 5.00%, 08/01/20 (ETM)	20	20,346
Series D, 5.00%, 08/01/21	3,050	3,232,482
Series D, 5.00%, 10/01/21	1,700	1,813,662
Series D, 5.00%, 08/01/22 (Call 08/01/20)	1,625	1,653,210
Series D, 5.00%, 08/01/22 (PR 08/01/20)	25	25,432
Series D, 5.00%, 08/01/23	6,305	7,203,147
Series D, 5.00%, 08/01/24	2,950	3,491,236
Series D, 5.00%, 10/01/24	3,430	4,082,660
Series D, 5.00%, 08/01/25	4,750	5,813,810
Series D, 5.00%, 10/01/26	3,000	3,805,890
Series D, 5.00%, 08/01/27 (Call 08/01/26)	6,700	8,449,303
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,621,865
Series F, 5.00%, 10/01/22	6,000	6,648,240
State of Minnesota RB, Series B, 5.00%, 03/01/29
(Call 03/01/22)	1,000	1,080,900
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (PR 01/01/24)	2,000	2,320,120
		96,318,932
Mississippi — 0.3%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	4,145	4,919,576
Series A, 5.00%, 10/01/27	1,520	1,967,564
Series A, 5.00%, 10/01/28 (Call 10/01/27)	1,650	2,129,276
Series A, 5.00%, 10/01/29 (Call 10/01/27)	6,500	8,396,440
Series A, 5.00%, 10/01/30 (PR 10/01/21)	10,000	10,668,600
Series A, 5.00%, 10/01/31 (Call 10/01/27)	1,000	1,283,510
Series A, 5.00%, 10/01/31 (PR 10/01/21)	1,000	1,066,860
Series A, 5.00%, 10/01/32 (Call 10/01/27)	3,355	4,298,124
Series A, 5.00%, 10/01/34 (Call 10/01/27)	4,000	5,106,160
Series A, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,066,860
Series B, 4.00%, 10/01/39 (Call 10/01/29)	1,760	2,117,931
Series C, 5.00%, 10/01/24.	4,000	4,751,200
Series C, 5.00%, 10/01/26 (Call 10/01/25)	3,500	4,276,895
Series C, 5.00%, 10/01/27 (Call 10/01/25)	3,420	4,176,641
		56,225,637
Missouri — 0.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (Call 10/01/22)	2,000	2,202,560
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,157,240
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,297,340
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/27)	2,000	2,499,120
Series A, 5.00%, 05/01/42 (PR 05/01/22)	5,000	5,455,750
Series A, 5.00%, 05/01/47 (Call 05/01/27)	1,000	1,242,030
Series B, 5.00%, 05/01/45 (Call 05/01/25)	2,850	3,396,544
Series B, 5.00%, 05/01/45 (PR 05/01/25)	1,350	1,631,543
Missouri Highway & Transportation Commission RB
Series 2014-A, 5.00%, 05/01/25 (Call 05/01/24)	5,000	5,854,550

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Missouri (continued)
Series A, 5.00%, 05/01/22	$3,550	$3,874,505
Series A, 5.00%, 05/01/23	5,130	5,806,237
Series A, 5.00%, 05/01/26	1,000	1,249,230
Series B, 5.00%, 05/01/21	7,140	7,491,788
Series B, 5.00%, 05/01/22	1,985	2,163,749
Missouri Joint Municipal Electric Utility Commission RB, Series A, 5.00%, 12/01/40 (Call 06/01/26)	2,500	3,003,550
		49,325,736
Nebraska — 0.2%
City of Lincoln NE Electric System Revenue RB, 5.00%,
09/01/37 (PR 09/01/22)	1,000	1,103,780
Nebraska Public Power District RB, Series A-2, 5.00%,
01/01/40 (Call 01/01/22)	4,000	4,289,120
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,341,720
Omaha Public Power District RB
Series A, 5.00%, 02/01/30 (Call 02/01/29)	1,500	2,003,550
Series A, 5.00%, 02/01/31 (Call 02/01/29)	11,500	15,282,005
Series A, 5.00%, 02/01/37 (PR 02/01/22)	2,000	2,159,380
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,790,125
Series B, 5.00%, 02/01/21	1,565	1,624,830
Series B, 5.00%, 02/01/31 (PR 08/01/24)	1,000	1,184,060
Series B, 5.00%, 02/01/42 (PR 02/01/21)	1,000	1,038,700
Series CC, 4.00%, 02/01/38 (Call 02/01/24)	5,000	5,573,900
		39,391,170
Nevada — 0.8%
Clark County School District GOL
Series 2015D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,215,630
Series A, 5.00%, 06/15/22	3,500	3,826,970
Series A, 5.00%, 06/15/23	1,000	1,133,700
Series A, 5.00%, 06/15/25	5,990	7,248,978
Series C, 5.00%, 06/15/22	2,750	3,006,905
Series C, 5.00%, 06/15/24	2,550	2,990,360
Series C, 5.00%, 06/15/25	2,690	3,255,384
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,769,977
Series C, 5.00%, 06/15/27 (Call 12/15/25)	6,610	8,077,420
County of Clark Department of Aviation RB
5.00%, 07/01/23	2,000	2,269,560
5.00%, 07/01/25	2,500	3,032,625
5.00%, 07/01/32 (Call 07/01/29)	2,500	3,296,625
Series A, 5.00%, 07/01/23	2,350	2,666,733
Series A, 5.00%, 07/01/26	1,200	1,498,764
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	6,456,464
Series C, 5.00%, 07/01/20	5,000	5,068,200
County of Clark NV GOL
4.00%, 07/01/44 (Call 07/01/27)	7,135	8,185,129
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,528,060
County of Clark NV Passenger Facility Charge Revenue RB
5.00%, 07/01/20	2,000	2,027,280
5.00%, 07/01/21	2,000	2,110,160
5.00%, 07/01/23	1,750	1,985,865
5.00%, 07/01/26	2,000	2,497,940
5.00%, 07/01/33 (Call 07/01/29)	2,000	2,631,040
County of Washoe NV RB, 5.00%, 02/01/42
(Call 02/01/29)	2,000	2,547,960
Las Vegas Convention & Visitors Authority RB
Series B, 4.00%, 07/01/49 (Call 07/01/28)	2,500	2,865,775
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,000	2,481,300
	Par
Security	(000)	Value

Nevada (continued)
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	$2,000	$2,224,160
5.00%, 06/01/39 (Call 12/01/24)	5,775	6,845,396
Series A, 5.00%, 06/01/46 (Call 06/01/26)	4,000	4,810,880
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,080,900
Series C, 5.00%, 06/01/38 (Call 06/01/21)	2,000	2,094,580
State of Nevada GOL
Series B, 5.00%, 11/01/26 (Call 05/01/25)	1,535	1,855,692
Series D, 5.00%, 04/01/25.	3,260	3,933,940
Series D-1, 5.00%, 03/01/22	1,050	1,136,898
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/27 (Call 06/01/26)	3,000	3,734,700
5.00%, 12/01/28 (Call 06/01/26)	6,715	8,339,023
		126,730,973
New Jersey — 5.1%
Essex County Improvement Authority RB
5.25%, 12/15/20 (AMBAC)	995	1,030,054
5.25%, 12/15/20 (ETM) (AMBAC)	5	5,176
Garden State Preservation Trust RB
Series A, 5.75%, 11/01/28 (AGM)	1,500	1,920,240
Series C, 5.25%, 11/01/20 (AGM)	700	719,971
New Jersey Economic Development Authority RB
4.00%, 11/01/37 (Call 11/01/29)	2,000	2,327,280
4.00%, 06/15/44 (Call 12/15/29)	2,000	2,290,200
4.00%, 11/01/44 (Call 11/01/29)	750	857,025
5.00%, 03/01/21 (ETM)	565	588,572
5.00%, 06/15/22 (AGM)	1,500	1,625,895
5.00%, 06/15/23 (Call 06/15/22)	1,000	1,079,640
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,076,250
5.00%, 03/01/26 (PR 03/01/22)	135	146,224
5.00%, 06/15/26 (Call 06/15/22)	500	537,415
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,125,621
5.00%, 11/01/34 (Call 11/01/29)	1,000	1,272,720
5.00%, 06/15/40 (PR 06/15/24)	390	458,831
5.00%, 11/01/40 (Call 11/01/29)	1,000	1,253,850
5.00%, 11/01/44 (Call 11/01/29)	1,000	1,242,400
5.00%, 06/15/49 (Call 12/15/29)	5,000	6,173,350
Series A, 4.00%, 07/01/22	1,000	1,063,860
Series A, 4.00%, 11/01/27 (SAP)	480	558,744
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	4,025,688
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,803,945
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,194,690
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,788,685
Series B, 5.00%, 11/01/20 (SAP)	4,000	4,106,200
Series B, 5.00%, 11/01/23 (SAP)	4,420	5,026,291
Series B, 5.00%, 11/01/26 (SAP)	5,000	6,139,700
Series B, 5.00%, 06/15/43 (Call 12/15/28)	1,000	1,223,840
Series BBB, 5.00%, 06/15/22	3,500	3,802,015
Series BBB, 5.00%, 06/15/23	1,000	1,123,310
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,730,230
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	4,500	5,357,700
Series EE, 5.25%, 09/01/24 (Call 03/01/21)	5,875	6,114,289
Series EEE, 5.00%, 06/15/43 (Call 12/15/28)	4,590	5,617,426
Series EEE, 5.00%, 06/15/48 (Call 12/15/28)	6,000	7,293,480
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,850	1,920,411
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	250	259,618
Series GG, 5.25%, 09/01/25 (Call 03/01/21) (SAP)	1,825	1,900,081
Series GG, 5.25%, 09/01/26 (Call 09/01/21) (SAP)	2,500	2,602,850
Series GG, 5.25%, 09/01/27 (Call 03/01/21) (SAP)	585	608,944
Series II, 5.00%, 03/01/23 (Call 03/01/22)	2,000	2,150,960

44	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New Jersey (continued)
Series II, 5.00%, 03/01/25 (Call 03/01/22)	$2,655	$2,855,293
Series II, 5.00%, 03/01/26 (Call 03/01/22)	865	930,074
Series K, 5.25%, 12/15/20 (AMBAC)	1,650	1,705,077
Series MMM, 4.00%, 06/15/35 (Call 12/15/29)	2,000	2,347,200
Series MMM, 5.00%, 06/15/33 (Call 12/15/29)	6,460	8,252,198
Series MMM, 5.00%, 06/15/34 (Call 12/15/29)	2,500	3,186,800
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,455	1,723,578
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,236,480
Series NN, 5.00%, 03/01/21	1,435	1,491,080
Series NN, 5.00%, 03/01/22	4,000	4,302,120
Series NN, 5.00%, 03/01/23	3,955	4,400,649
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,575	5,080,217
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,986,408
Series NN, 5.00%, 03/01/26 (Call 03/01/23)	4,455	4,945,495
Series NN, 5.00%, 03/01/27 (Call 03/01/23)	10,000	11,086,700
Series NN, 5.00%, 03/01/28 (Call 03/01/23)	3,560	3,940,635
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	4,055	4,474,084
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	4,320	4,976,683
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,449,430
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,851,075
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	1,670	1,886,148
Series WW, 5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,954,275
Series WW, 5.25%, 06/15/40 (Call 06/15/25)	945	1,099,621
Series WW, 5.25%, 06/15/40 (PR 06/15/25)	55	67,604
Series XX, 4.00%, 06/15/24 (SAP)	2,905	3,216,300
Series XX, 5.00%, 06/15/21 (SAP)	2,260	2,370,785
Series XX, 5.00%, 06/15/22 (SAP)	2,000	2,172,580
Series XX, 5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,917,350
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,943,997
Series B, 5.00%, 07/01/21	10,000	10,565,800
Series B, 5.00%, 09/01/21 (SAP)	2,000	2,115,000
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	6,472,150
New Jersey Institute of Technology/NJ RB, Series A,
5.00%, 07/01/45 (Call 07/01/25)	2,500	2,947,300
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/31 (Call 07/01/24)	10,600	12,336,280
Series A, 5.00%, 01/01/32 (PR 01/01/22)	1,000	1,077,190
Series B, 5.00%, 01/01/25 (Call 01/01/23)	6,000	6,692,400
Series B, 5.00%, 01/01/27 (Call 01/01/23)	2,000	2,229,020
Series B, 5.00%, 01/01/28 (Call 01/01/23)	2,500	2,784,050
Series B, 5.00%, 01/01/29 (Call 01/01/23)	1,400	1,558,228
New Jersey Transit Corp. RB, Series A, 5.00%, 09/15/21	4,125	4,374,769
New Jersey Transportation Trust Fund Authority RB
4.00%, 12/15/39 (Call 12/15/29)	500	578,950
5.00%, 12/15/24	4,500	5,278,230
5.00%, 12/15/25	725	870,819
5.00%, 12/15/26	710	874,372
5.00%, 12/15/27	1,380	1,727,415
5.00%, 12/15/28	1,000	1,273,110
5.00%, 12/15/32 (Call 12/15/29)	5,840	7,481,098
5.00%, 06/15/34 (Call 12/15/28)	2,500	3,131,475
5.00%, 12/15/39 (Call 12/15/29)	1,000	1,259,540
5.00%, 06/15/46 (Call 12/15/28)	7,000	8,533,350
5.25%, 12/15/21 (NPFGC)	695	745,269
Series A, 0.00%, 12/15/23(a)	2,000	1,885,660
Series A, 0.00%, 12/15/25(a)	2,085	1,882,943
Series A, 0.00%, 12/15/28(a)	4,140	3,446,840
Series A, 0.00%, 12/15/29(a)	3,290	2,656,872
Series A, 0.00%, 12/15/30(a)	3,000	2,347,920
	Par
Security	(000)	Value

New Jersey (continued)
Series A, 0.00%, 12/15/31(a)	$5,425	$4,116,381
Series A, 0.00%, 12/15/32(a)	1,030	755,732
Series A, 0.00%, 12/15/33(a)	930	659,844
Series A, 0.00%, 12/15/34(a)	16,055	11,055,312
Series A, 0.00%, 12/15/35(a)	11,710	7,814,200
Series A, 0.00%, 12/15/36(a)	3,750	2,419,125
Series A, 0.00%, 12/15/37(a)	7,700	4,801,181
Series A, 0.00%, 12/15/38(a)	4,485	2,701,495
Series A, 0.00%, 12/15/39(a)	8,700	5,051,220
Series A, 0.00%, 12/15/40(a)	2,500	1,400,125
Series A, 4.00%, 12/15/31 (Call 12/15/28)	9,630	11,253,233
Series A, 4.00%, 12/15/37 (Call 12/15/28) (BAM)	1,000	1,160,010
Series A, 4.25%, 12/15/38 (Call 12/15/28)	1,000	1,168,360
Series A, 5.00%, 06/15/20	2,000	2,022,780
Series A, 5.00%, 06/15/23	1,000	1,121,590
Series A, 5.00%, 06/15/24	2,250	2,600,550
Series A, 5.00%, 12/15/24	1,000	1,172,940
Series A, 5.00%, 12/15/27	5,000	6,258,750
Series A, 5.00%, 06/15/28 (Call 06/15/26)	8,350	10,075,527
Series A, 5.00%, 12/15/28	6,025	7,670,488
Series A, 5.00%, 06/15/29 (Call 06/15/26)	6,700	8,063,249
Series A, 5.00%, 06/15/30 (Call 06/15/26)	1,500	1,799,025
Series A, 5.00%, 12/15/30 (Call 12/15/28)	2,500	3,155,125
Series A, 5.00%, 06/15/31 (Call 06/15/26)	5,830	6,973,904
Series A, 5.00%, 12/15/32 (Call 12/15/28)	2,000	2,512,780
Series A, 5.00%, 12/15/33 (Call 12/15/28)	6,545	8,205,859
Series A, 5.00%, 12/15/34 (Call 12/15/28)	8,000	10,012,080
Series A, 5.00%, 12/15/35 (Call 12/15/28)	4,000	4,995,240
Series A, 5.00%, 12/15/36 (Call 12/15/28)	8,685	10,822,292
Series A, 5.00%, 06/15/42 (Call 06/15/22)	7,785	8,341,939
Series A, 5.25%, 12/15/20	3,080	3,182,810
Series A, 5.25%, 12/15/21	860	922,204
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,400
Series A, 5.25%, 12/15/22	700	778,183
Series A, 5.50%, 12/15/21	2,910	3,133,284
Series A, 5.50%, 12/15/22	8,075	9,031,968
Series A, 5.50%, 12/15/23	10,835	12,569,575
Series A, 5.50%, 06/15/41 (PR 06/15/21) (SAP)	400	424,056
Series A, 5.75%, 06/15/25 (NPFGC)	2,500	3,039,750
Series A-1, 5.00%, 06/15/20	2,820	2,851,528
Series A-1, 5.00%, 06/15/21	1,950	2,048,417
Series A-1, 5.00%, 06/15/24	1,000	1,155,350
Series A-1, 5.00%, 06/15/27 (Call 06/15/26)	3,405	4,120,356
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,250,489
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,199,350
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,588,875
Series AA, 5.00%, 06/15/20	85	85,968
Series AA, 5.00%, 06/15/22	1,000	1,086,290
Series AA, 5.00%, 06/15/22 (SAP)	1,275	1,385,020
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	6,354,504
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,152,950
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	1,225	1,327,006
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,532,095
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,000	3,392,310
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	3,250	3,564,535
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	393,771
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,858,975
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,161,840
Series B, 5.00%, 06/15/20	1,075	1,087,244
Series B, 5.00%, 06/15/42 (PR 06/15/21)	19,225	20,258,728

S c h e d u l e o f I n v e s t m e n t s	45

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New Jersey (continued)
Series B, 5.25%, 06/15/22 (PR 06/15/21)	$560	$591,898
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	2,112,211
Series B, 5.25%, 12/15/23 (AMBAC)	8,500	9,782,395
Series B, 5.25%, 06/15/26 (Call 06/15/21)	1,665	1,752,213
Series B, 5.25%, 06/15/36 (Call 06/15/21)	2,000	2,100,860
Series B, 5.50%, 12/15/20 (NPFGC)	7,690	7,961,688
Series B, 5.50%, 12/15/21 (NPFGC)	500	538,365
Series B, 5.50%, 06/15/31 (Call 06/15/21)	8,580	9,052,329
Series BB, 4.00%, 06/15/36 (Call 12/15/28)	6,200	7,170,176
Series BB, 4.00%, 06/15/37 (Call 12/15/28)	2,000	2,306,840
Series BB, 4.00%, 06/15/38 (Call 12/15/28)	15,340	17,636,398
Series BB, 4.00%, 06/15/44 (Call 12/15/28)	2,000	2,265,160
Series BB, 4.00%, 06/15/50 (Call 12/15/28)	3,000	3,371,100
Series BB, 5.00%, 06/15/33 (Call 12/15/28)	4,000	5,020,120
Series BB, 5.00%, 06/15/35 (Call 12/15/28)	8,960	11,201,971
Series BB, 5.00%, 06/15/44 (Call 12/15/28)	3,000	3,666,870
Series BB, 5.00%, 06/15/50 (Call 12/15/28)	7,185	8,721,297
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,665	1,549,216
Series C, 0.00%, 12/15/27 (NPFGC)(a)	5,000	4,311,300
Series C, 0.00%, 12/15/28 (AMBAC)(a)	4,395	3,723,356
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,500	2,783,410
Series C, 0.00%, 12/15/31 (NPFGC)(a)	2,000	1,544,320
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	3,805,550
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	2,746,916
Series D, 5.00%, 12/15/23	2,330	2,660,021
Series D, 5.00%, 12/15/24	2,805	3,290,097
Series D, 5.00%, 06/15/32 (Call 12/15/24)	8,500	9,816,650
Series D, 5.25%, 12/15/23	3,735	4,298,499
New Jersey Turnpike Authority RB
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,484,251
Series A, 5.00%, 01/01/24 (PR 07/01/22)	4,830	5,303,920
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,863,053
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,523,840
Series A, 5.00%, 01/01/30 (Call 07/01/24)	2,530	2,951,422
Series A, 5.00%, 01/01/32 (Call 07/01/24)	1,175	1,365,303
Series A, 5.00%, 01/01/33 (Call 07/01/24)	800	928,096
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,500,000
Series A, 5.00%, 01/01/35 (PR 01/01/22)	2,000	2,154,380
Series A, 5.00%, 01/01/38 (PR 07/01/22)	7,540	8,279,825
Series A, 5.00%, 01/01/43 (Call 07/01/22)	5,575	6,079,760
Series A, 5.00%, 01/01/43 (PR 07/01/22)	12,535	13,764,934
Series A, 5.00%, 01/01/48 (Call 01/01/29)	6,630	8,372,497
Series B, 4.00%, 01/01/34 (Call 01/01/28)	1,680	1,993,639
Series B, 5.00%, 01/01/21	1,000	1,034,570
Series B, 5.00%, 01/01/22	1,120	1,204,963
Series B, 5.00%, 01/01/23	3,045	3,399,133
Series B, 5.00%, 01/01/24 (Call 01/01/23)	2,790	3,111,966
Series B, 5.00%, 01/01/28	1,750	2,276,435
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,673,182
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,782,320
Series B, 5.00%, 01/01/32 (Call 01/01/28)	8,150	10,437,949
Series B, 5.00%, 01/01/40 (Call 01/01/28)	6,500	8,185,905
Series C, 5.00%, 01/01/25	5,000	5,978,750
Series E, 5.00%, 01/01/31 (Call 01/01/28)	3,400	4,368,864
Series E, 5.00%, 01/01/32 (Call 01/01/28)	7,200	9,221,256
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,374,380
Series E, 5.00%, 01/01/45 (Call 01/01/25)	17,045	20,122,816
Series G, 4.00%, 01/01/33 (Call 01/01/28)	2,000	2,378,000
Series G, 4.00%, 01/01/34 (Call 01/01/28)	4,500	5,340,105
Series G, 4.00%, 01/01/43 (Call 01/01/28)	4,435	5,161,276
	Par
Security	(000)	Value

New Jersey (continued)
Series G, 5.00%, 01/01/35 (Call 01/01/28)	$3,565	$4,540,313
Series G, 5.00%, 01/01/36 (Call 01/01/28)	2,380	3,025,099
State of New Jersey GO
5.00%, 06/01/27 (Call 06/01/25)	2,000	2,404,000
5.00%, 06/01/32 (Call 06/01/25)	1,500	1,783,020
Series Q, 5.00%, 08/15/20.	1,000	1,018,370
Series Q, 5.00%, 08/15/21 (Call 08/15/20)	500	509,185
Series T, 5.00%, 06/01/22	2,000	2,179,020
		844,079,847
New Mexico — 0.3%
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/24	14,500	17,084,335
Series A, 5.00%, 06/15/28	5,000	6,582,900
Series B, 5.00%, 06/15/20	3,000	3,035,970
Series B, 5.00%, 06/15/21	2,350	2,477,300
Series B, 5.00%, 06/15/23 (Call 06/15/20)	3,260	3,298,990
State of New Mexico GO, Series B, 5.00%, 03/01/21	3,500	3,648,155
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	4,675	4,725,069
Series B, 4.00%, 07/01/21	1,000	1,043,260
Series B, 4.00%, 07/01/23	2,955	3,259,660
		45,155,639
New York — 23.1%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	2,515	3,038,095
Series A, 5.00%, 11/01/22	500	557,570
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,550	1,789,165
Series A, 5.00%, 11/01/49 (Call 11/01/29)	3,460	4,532,219
Series B, 5.00%, 11/01/39 (Call 11/01/29)	2,840	3,790,008
Series B, 5.00%, 11/01/40 (Call 11/01/29)	5,700	7,587,555
City of New York NY GO
Series 1, 5.00%, 08/01/20	1,320	1,342,704
Series 1, 5.00%, 08/01/23	1,315	1,500,888
Series 1, 5.00%, 08/01/24	1,600	1,887,440
Series 1, 5.00%, 08/01/25	5,000	6,096,050
Series 2015-A, 5.00%, 08/01/21	3,265	3,457,015
Series A, 4.00%, 08/01/37 (Call 08/01/29)	2,500	3,035,475
Series A, 4.00%, 08/01/42 (Call 08/01/29)	1,995	2,384,663
Series A, 5.00%, 08/01/20	10,485	10,665,342
Series A, 5.00%, 08/01/21	8,065	8,539,303
Series A, 5.00%, 08/01/23	7,500	8,560,200
Series A, 5.00%, 08/01/24	14,455	17,051,841
Series A, 5.00%, 08/01/26	5,150	6,472,726
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,750	2,135,158
Series A, 5.00%, 08/01/28 (Call 08/01/25)	2,860	3,474,242
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,944,950
Series A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,175,740
Series A-1, 4.00%, 08/01/44 (Call 08/01/29)	4,000	4,764,320
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	2,072,012
Series A-1, 5.00%, 08/01/30 (PR 08/01/21)	500	530,500
Series A-1, 5.00%, 08/01/31 (PR 08/01/21)	710	753,310
Series A-1, 5.00%, 08/01/32 (PR 08/01/21)	1,000	1,061,000
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	4,635	5,135,673
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,702,210
Series B-1, 3.00%, 10/01/41 (Call 10/01/29)	2,000	2,181,620
Series B-1, 4.00%, 10/01/37 (Call 10/01/29)	3,380	4,113,122
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,000	1,264,400
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	1,000	1,342,820
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	6,310	8,446,566

46	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	$1,800	$2,261,178
Series B-1, 5.00%, 10/01/34 (Call 10/01/29)	2,500	3,331,775
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	9,780,394
Series B-1, 5.00%, 10/01/36 (Call 10/01/29)	8,000	10,570,560
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,787,710
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	8,114,322
Series B-1, 5.00%, 10/01/38 (Call 10/01/29)	5,000	6,565,650
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,867,545
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	2,750	3,412,695
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,198,110
Series C, 4.00%, 08/01/35 (Call 02/01/26)	4,870	5,598,503
Series C, 5.00%, 08/01/20	7,485	7,613,742
Series C, 5.00%, 08/01/22	1,000	1,100,370
Series C, 5.00%, 08/01/23	2,400	2,739,264
Series C, 5.00%, 08/01/24	17,320	20,431,538
Series C, 5.00%, 08/01/24 (Call 03/26/20)	2,000	2,005,520
Series C, 5.00%, 08/01/25	2,760	3,365,020
Series C, 5.00%, 08/01/26	1,000	1,256,840
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,500	5,386,275
Series C, 5.00%, 08/01/28 (Call 02/01/25)	5,165	6,174,086
Series C, 5.00%, 08/01/28 (Call 02/01/26)	895	1,106,820
Series C, 5.00%, 08/01/28 (Call 02/01/27)	1,000	1,266,310
Series C, 5.00%, 08/01/29 (Call 02/01/26)	7,260	8,959,058
Series C, 5.00%, 08/01/29 (Call 02/01/28)	4,000	5,202,520
Series C, 5.00%, 08/01/32 (Call 02/01/28)	2,435	3,134,551
Series C-1, 5.00%, 08/01/25	2,000	2,438,420
Series C-1, 5.00%, 08/01/27	2,500	3,226,575
Series C-1, 5.00%, 08/01/28	3,000	3,970,860
Series C-1, 5.00%, 08/01/29	2,000	2,709,840
Series C-1, 5.00%, 08/01/30	6,000	8,292,900
Series C-1, 5.00%, 08/01/31 (Call 08/01/30)	1,500	2,067,315
Series C-1, 5.00%, 08/01/32 (Call 08/01/30)	1,500	2,057,190
Series C-1, 5.00%, 08/01/33 (Call 08/01/30)	1,500	2,050,125
Series C-1, 5.00%, 08/01/34 (Call 08/01/30)	2,000	2,720,440
Series C-1, 5.00%, 08/01/36 (Call 08/01/30)	2,000	2,695,720
Series D, 4.00%, 12/01/41 (Call 12/01/28)	3,000	3,560,760
Series D, 4.00%, 12/01/42 (Call 12/01/28)	5,000	5,921,900
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,000	2,241,820
Series D, 5.00%, 08/01/25 (Call 02/01/23)	2,500	2,801,500
Series D, 5.00%, 08/01/27 (Call 02/01/23)	2,335	2,615,177
Series D, 5.00%, 12/01/34 (Call 12/01/28)	5,000	6,529,700
Series D-1, 5.00%, 10/01/25 (Call 10/01/21)	1,000	1,066,380
Series D-1, 5.00%, 10/01/26 (Call 10/01/21)	2,000	2,132,440
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	1,610	1,715,825
Series D-1, 5.00%, 10/01/32 (Call 10/01/21)	1,685	1,798,754
Series D-1, 5.00%, 10/01/36 (Call 10/01/21)	2,000	2,128,780
Series D-1, 5.00%, 12/01/39 (Call 12/01/28)	3,445	4,430,890
Series D-1, 5.00%, 12/01/42 (Call 12/01/28)	4,020	5,134,987
Series E, 5.00%, 08/01/20	1,300	1,322,360
Series E, 5.00%, 08/01/21 (Call 08/01/20)	1,000	1,002,760
Series E, 5.00%, 08/01/22 (Call 03/26/20)	400	401,104
Series E, 5.00%, 08/01/23	3,000	3,424,080
Series E, 5.00%, 08/01/25	3,000	3,657,630
Series E, 5.00%, 08/01/25 (Call 08/01/20)	2,460	2,466,790
Series E, 5.00%, 08/01/27 (Call 03/26/20)	1,000	1,002,760
Series E, 5.00%, 08/01/28 (Call 08/01/26)	1,900	2,386,666
Series E, 5.00%, 08/01/32 (Call 02/01/29)	1,000	1,320,740
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,311,250
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	3,052,530
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	3,179,475
	Par
Security	(000)	Value

New York (continued)
Series E-1, 5.00%, 03/01/38 (Call 03/01/28)	$2,500	$3,168,950
Series E-1, 5.00%, 03/01/39 (Call 03/01/28)	2,000	2,530,100
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,504,000
Series F, 5.00%, 08/01/29 (Call 02/01/22)	30	32,413
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	2,970,935
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,285,210
Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,317,206
Series F-1, 5.00%, 04/01/37 (Call 04/01/28)	2,500	3,185,250
Series F-1, 5.00%, 04/01/43 (Call 04/01/28)	4,000	5,027,080
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	6,500	8,140,600
Series F-3, 5.00%, 12/01/25	2,000	2,464,340
Series G, 5.00%, 08/01/20.	1,835	1,866,562
Series G, 5.00%, 08/01/21.	6,770	7,168,144
Series G, 5.00%, 08/01/22.	1,500	1,650,555
Series G, 5.00%, 08/01/23.	4,500	5,136,120
Series G-1, 5.00%, 04/01/21.	1,850	1,936,284
Series G-1, 5.00%, 04/01/22.	1,000	1,086,620
Series G-1, 5.00%, 04/01/25 (Call 04/01/22)	2,500	2,714,925
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	3,635	3,945,902
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	2,930	3,179,988
Series H, 5.00%, 08/01/26 (Call 08/01/23)	5,000	5,705,000
Series I, 5.00%, 08/01/20	6,600	6,713,520
Series I, 5.00%, 08/01/25 (Call 08/01/22)	4,530	4,981,233
Series I, 5.00%, 08/01/27 (Call 08/01/22)	19,720	21,669,322
Series I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,163,070
Series J, 5.00%, 08/01/20	1,165	1,185,038
Series J, 5.00%, 08/01/21	2,440	2,583,496
Series J, 5.00%, 08/01/22	1,500	1,650,555
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,359,300
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	1,025	1,102,367
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,332,940
Series C, 5.00%, 10/01/27	2,500	3,219,250
Dutchess County Local Development Corp. RB, 5.00%,
07/01/42 (Call 07/01/27)	750	924,555
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/47 (Call 02/15/21) (AGM)	955	989,647
5.00%, 02/15/47 (PR 02/15/21) (AGM)	45	46,829
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	1,195	1,244,306
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	55	57,365
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	1,335	1,394,020
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	2,165	2,268,335
Series A, 4.00%, 02/15/44 (Call 02/15/27)	8,200	9,440,250
Series A, 4.00%, 02/15/47 (Call 02/15/27) (AGM)	1,460	1,675,233
Series A, 5.00%, 02/15/22	1,285	1,389,997
Series A, 5.00%, 02/15/23	1,000	1,122,820
Series A, 5.00%, 02/15/26	800	993,680
Series A, 5.00%, 02/15/27	1,000	1,277,400
Series A, 5.00%, 02/15/28 (Call 02/15/27)	1,010	1,295,214
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,457,614
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	6,308,050
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	2,009,840
Series A, 5.00%, 02/15/37 (Call 02/15/27)	1,500	1,876,245
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,739,350
Series A, 5.00%, 02/15/42 (Call 02/15/27)	6,800	8,406,432
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	4,185,774
Long Island Power Authority RB
5.00%, 09/01/38 (Call 09/01/28)	15,750	19,960,762
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,907,440
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	1,000	1,177,800

S c h e d u l e o f I n v e s t m e n t s	47

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	$2,000	$2,198,380
Series A, 5.00%, 09/01/34 (Call 09/01/24)	4,610	5,391,211
Series A, 5.00%, 09/01/37 (Call 09/01/22)	18,355	20,260,065
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,152,180
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,934,013
Series B, 5.00%, 09/01/32 (Call 09/01/26)	3,000	3,706,500
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	606,435
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(a)	9,555	8,005,083
Series A, 5.00%, 03/01/22	7,000	7,561,960
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,668,795
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,111,960
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,706,413
Series A, 5.00%, 11/15/29 (Call 11/15/22)	8,000	8,882,000
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,261,904
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,428,627
Series A, 5.00%, 11/15/41 (PR 11/15/21)	500	536,981
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	6,198,250
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	7,454,935
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	2,148,647
Series A, 5.00%, 11/15/46 (PR 11/15/21)	1,500	1,610,115
Series A, 5.00%, 11/15/47 (Call 05/15/27)	4,770	5,876,354
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	6,337,279
Series A-1, 4.00%, 11/15/42 (Call 05/15/30) (AGM)	2,500	2,987,600
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	3,975	4,677,899
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	8,356,866
Series A-1, 5.00%, 11/15/45 (Call 05/15/25)	2,000	2,339,100
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,797,915
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	4,525	5,465,069
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	3,000	3,758,370
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	2,171,092
Series B, 5.00%, 11/15/22	5,140	5,700,877
Series B, 5.00%, 11/15/23	4,240	4,860,863
Series B, 5.00%, 11/15/24	14,455	17,130,476
Series B, 5.00%, 11/15/25	2,000	2,445,920
Series B, 5.00%, 11/15/26	3,000	3,761,310
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,380	2,981,640
Series B, 5.00%, 11/15/28	5,810	7,643,345
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,680	2,061,864
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,866,072
Series B, 5.00%, 11/15/52 (Call 05/15/29)	12,450	15,607,942
Series B, 5.25%, 11/15/23 (AMBAC)	210	242,653
Series B-1, 5.00%, 05/15/22	1,500	1,627,170
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,277,260
Series B-1, 5.00%, 11/15/36 (Call 11/15/26)	25,000	31,232,000
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	1,895	2,323,706
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,248,270
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	8,901,522
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	2,745	3,409,619
Series C, 4.00%, 11/15/45 (Call 11/15/29) (AGM)	1,280	1,509,696
Series C, 4.00%, 11/15/46 (Call 11/15/29) (AGM)	3,500	4,126,185
Series C, 4.00%, 11/15/47 (Call 11/15/29) (AGM)	3,500	4,121,425
Series C, 5.00%, 11/15/20	1,305	1,342,323
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	793,600
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	318,043
Series C, 5.00%, 11/15/40 (Call 11/15/29)	4,500	5,805,810
Series C, 5.00%, 11/15/41 (Call 11/15/22)	2,200	2,435,070
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	1,004,346
Series C, 5.00%, 11/15/43 (Call 11/15/29) (BAM)	1,000	1,292,150
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,500	2,943,200
	Par
Security	(000)	Value

New York (continued)
Series C-1, 4.00%, 11/15/37 (Call 05/15/28)	$7,500	$8,777,475
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	3,690	4,307,854
Series C-1, 5.00%, 11/15/23	2,000	2,292,860
Series C-1, 5.00%, 11/15/25	10,320	12,620,947
Series C-1, 5.00%, 11/15/27	4,000	5,138,920
Series C-1, 5.00%, 11/15/27 (Call 11/15/25)	5,000	6,115,100
Series C-1, 5.00%, 11/15/28 (Call 05/15/28)	2,690	3,494,794
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	1,105	1,427,837
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,536,276
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	4,000	5,073,520
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	5,241,378
Series C-2, 0.00%, 11/15/29(a)	1,195	1,018,785
Series C-2, 0.00%, 11/15/33(a)	1,040	801,206
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	1,000	1,013,200
Series D, 4.00%, 11/15/42 (Call 05/15/28)	2,000	2,314,420
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	8,050,980
Series D, 5.00%, 11/15/20	2,155	2,216,633
Series D, 5.00%, 11/15/21	1,000	1,069,180
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,500	1,664,535
Series D, 5.00%, 11/15/29 (Call 11/15/26)	1,075	1,342,589
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,867,950
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,824,730
Series D, 5.00%, 11/15/33 (Call 05/15/28)	1,500	1,907,190
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,695	1,746,274
Series D, 5.00%, 11/15/35 (Call 05/15/28)	535	676,754
Series D, 5.00%, 11/15/36 (PR 11/15/21)	6,500	6,977,165
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,572,133
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,747,674
Series D, 5.25%, 11/15/34 (PR 11/15/20)	280	288,957
Series D, 5.25%, 11/15/41 (PR 11/15/21)	1,000	1,077,830
Series D-1, 5.00%, 11/15/29 (Call 11/15/25)	7,000	8,542,520
Series D-1, 5.00%, 11/15/34 (Put 11/15/24)(b)(c)	4,000	4,708,080
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,918,397
Series D-1, 5.25%, 11/15/44 (Call 11/15/24)	3,030	3,582,763
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,453,088
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	680,215
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,270,938
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	822,765
Series F, 5.00%, 11/15/24 (Call 11/15/22)	2,880	3,197,318
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	5,990,814
Series F, 5.00%, 11/15/27 (Call 11/15/22)	10,000	11,094,300
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,492,027
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/46 (Call 03/20/20)	2,165	2,169,178
Series A, 5.00%, 11/15/51 (Call 11/15/21)	4,000	4,254,160
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	11,234,000
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,000	1,117,380
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	600	631,950
New York City Industrial Development Agency RB 5.00%, 03/01/31 (Call 03/30/20) (FGIC)	290	292,688
5.00%, 03/01/46 (Call 03/30/20) (FGIC)	1,550	1,564,415
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	660	725,848
Series S-1, 5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	916,237
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	3,000	3,864,930
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,096,050
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	1,000	1,056,410

48	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	$2,075	$2,269,179
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,790,085
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	3,680	4,661,162
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	15,440	16,835,467
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	2,055,569
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	1,670	1,983,259
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	4,900	5,918,563
Series S-1, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	4,500	5,698,665
Series S-1A, 5.25%, 07/15/37 (Call 07/15/21) (SAW)	26,500	28,114,645
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,429,360
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,815,660
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	705	848,891
Series S-2A, 4.00%, 07/15/36 (Call 07/15/28) (SAW)	2,000	2,381,920
Series S-2A, 5.00%, 07/15/34 (Call 07/15/28) (SAW)	3,000	3,885,480
Series S-2A, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	3,000	3,875,460
Series S-2A, 5.00%, 07/15/40 (Call 07/15/21) (SAW)	2,575	2,717,346
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	2,500	2,960,550
Series S-3, 5.00%, 07/15/31 (Call 01/15/25) (SAW)	10,000	12,002,600
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,300	3,005,134
Series S-3, 5.00%, 07/15/34 (Call 07/15/25) (SAW)	2,500	3,029,950
Series S-3, 5.00%, 07/15/35 (Call 07/15/28) (SAW)	5,000	6,459,100
Series S-3, 5.00%, 07/15/37 (Call 07/15/28) (SAW)	1,000	1,284,780
Series S-3, 5.00%, 07/15/43 (Call 07/15/28) (SAW)	6,250	7,914,812
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	3,266,450
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,583,662
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/28 (Call 11/01/27)	6,000	7,779,960
5.00%, 05/01/32 (Call 05/01/26)	3,380	4,179,742
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,700,080
5.00%, 08/01/34 (Call 08/01/28)	1,000	1,293,790
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,901,120
Series 13, 5.00%, 11/01/21	1,435	1,535,479
Series 2, 5.00%, 11/01/20	16,990	17,465,210
Series A, 4.00%, 08/01/41 (Call 08/01/28)	2,000	2,362,540
Series A, 5.00%, 11/01/20	1,000	1,027,970
Series A, 5.00%, 11/01/22 (Call 11/01/21)	1,000	1,069,870
Series A, 5.00%, 11/01/23 (Call 11/01/21)	2,640	2,824,457
Series A, 5.00%, 05/01/28 (Call 03/30/20)	940	943,271
Series A, 5.00%, 11/01/28 (Call 11/01/21)	6,035	6,451,415
Series A, 5.00%, 08/01/34 (Call 08/01/28)	2,000	2,587,580
Series A, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,148,280
Series A, 5.00%, 11/01/38 (Call 11/01/23)	3,500	3,994,760
Series A-1, 5.00%, 08/01/21	1,150	1,218,471
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	4,840	5,178,171
Series A-1, 5.00%, 08/01/23	1,000	1,143,180
Series A-1, 5.00%, 05/01/24	2,500	2,934,200
Series A-1, 5.00%, 08/01/24	3,500	4,143,790
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	1,610	1,902,279
Series A-1, 5.00%, 08/01/31 (Call 08/01/25)	1,300	1,577,238
Series A-1, 5.00%, 08/01/34 (Call 08/01/24)	1,000	1,176,860
Series A-1, 5.00%, 08/01/35 (Call 08/01/25)	1,670	2,020,232
Series A-1, 5.00%, 05/01/36 (Call 03/30/20)	1,000	1,003,140
Series A-1, 5.00%, 08/01/37 (Call 08/01/25)	5,500	6,628,380
Series A-1, 5.00%, 05/01/38 (Call 03/30/20)	1,260	1,263,868
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	877,148
Series A-1, 5.00%, 08/01/42 (Call 08/01/28)	4,540	5,745,779
Series A-2, 5.00%, 05/01/37 (Call 05/01/29)	2,500	3,265,375
Series A-2, 5.00%, 05/01/38 (Call 05/01/29)	4,000	5,202,480
Series A-3, 4.00%, 05/01/41 (Call 05/01/29)	1,750	2,091,513
	Par
Security	(000)	Value

New York (continued)
Series A-3, 4.00%, 05/01/42 (Call 05/01/29)	$7,800	$9,298,224
Series A-3, 4.00%, 08/01/42 (Call 08/01/27)	4,750	5,518,122
Series A-3, 4.00%, 05/01/44 (Call 05/01/29)	7,000	8,308,440
Series A-3, 5.00%, 08/01/23	1,000	1,143,180
Series A-3, 5.00%, 08/01/40 (Call 08/01/27)	5,000	6,296,150
Series A-3, 5.00%, 08/01/41 (Call 08/01/27)	5,000	6,282,950
Series B, 5.00%, 11/01/21 (Call 03/30/20)	2,795	2,803,860
Series B, 5.00%, 02/01/23 (Call 02/01/21)	2,560	2,658,355
Series B, 5.00%, 02/01/27 (Call 02/01/21)	1,985	2,060,708
Series B, 5.00%, 11/01/27 (Call 11/01/22)	4,500	4,996,665
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,110,400
Series B-1, 4.00%, 08/01/35 (Call 08/01/27)	1,605	1,894,333
Series B-1, 4.00%, 08/01/37 (Call 08/01/26)	1,080	1,247,605
Series B-1, 4.00%, 11/01/41 (Call 11/01/29)	2,500	3,008,175
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,150	1,335,967
Series B-1, 4.00%, 11/01/43 (Call 11/01/29)	2,000	2,395,220
Series B-1, 4.00%, 11/01/45 (Call 11/01/29)	5,000	5,967,100
Series B-1, 4.00%, 11/01/47 (Call 11/01/29)	4,000	4,766,000
Series B-1, 5.00%, 08/01/28 (Call 08/01/24)	2,350	2,775,538
Series B-1, 5.00%, 08/01/30 (Call 08/01/27)	1,000	1,283,040
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	4,362,960
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,278,870
Series B-1, 5.00%, 08/01/34 (Call 08/01/24)	4,795	5,643,044
Series B-1, 5.00%, 08/01/35 (Call 08/01/24)	7,000	8,225,840
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	3,000	3,873,990
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,000	2,437,300
Series B-1, 5.00%, 11/01/35 (Call 11/01/29)	2,500	3,325,075
Series B-1, 5.00%, 08/01/39 (Call 08/01/24)	3,300	3,853,278
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	3,930	4,822,464
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,314,160
Series C, 5.00%, 11/01/20	9,960	10,238,581
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,020	1,195,318
Series C, 5.00%, 11/01/27 (Call 05/01/25)	4,000	4,826,040
Series C, 5.00%, 11/01/29 (Call 05/01/27)	7,235	9,230,775
Series C, 5.00%, 11/01/33 (Call 11/01/20)	6,270	6,441,108
Series C, 5.00%, 11/01/39 (Call 11/01/20)	2,870	2,945,223
Series C, 5.50%, 11/01/27 (Call 11/01/20)	3,545	3,656,278
Series C-1, 4.00%, 11/01/37 (Call 05/01/29)	4,800	5,787,984
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,202,470
Series C-1, 4.00%, 11/01/39 (Call 05/01/29)	10,960	13,148,054
Series C-1, 4.00%, 11/01/40 (Call 05/01/29)	4,000	4,786,720
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	2,790	3,322,444
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	6,280	7,374,039
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	13,005	15,210,908
Series C-3, 5.00%, 05/01/39 (Call 05/01/28)	8,015	10,149,234
Series C-3, 5.00%, 05/01/40 (Call 05/01/28)	6,260	7,915,582
Series C-3, 5.00%, 05/01/41 (Call 05/01/28)	2,000	2,523,280
Series D, 5.00%, 02/01/24 (Call 02/01/21)	1,250	1,297,900
Series D, 5.00%, 02/01/31 (Call 02/01/21)	5,025	5,216,151
Series D, 5.00%, 02/01/35 (Call 02/01/21)	18,145	18,813,280
Series D-1, 5.00%, 11/01/23 (Call 11/01/21)	1,640	1,754,587
Series D-1, 5.00%, 11/01/25 (Call 11/01/21)	1,505	1,609,628
Series D-1, 5.00%, 02/01/29 (Call 02/01/24)	3,500	4,064,550
Series D-1, 5.00%, 11/01/32 (Call 11/01/21)	1,125	1,201,860
Series D-1, 5.00%, 11/01/33 (Call 11/01/21)	2,000	2,136,280
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	2,195	2,519,245
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	2,500	2,699,800
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	1,050	1,294,902
Series E-1, 5.00%, 02/01/31 (Call 02/01/25)	2,250	2,688,233
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,228,830

S c h e d u l e o f I n v e s t m e n t s	49

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series E-1, 5.00%, 02/01/33 (Call 02/01/25)	$1,710	$2,041,449
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,261,820
Series E-1, 5.00%, 02/01/34 (Call 02/01/25)	1,000	1,192,340
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	8,630	10,568,212
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,788,276
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,158,860
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	2,630	3,135,302
Series E-1, 5.00%, 02/01/37 (Call 02/01/22)	5,000	5,394,200
Series E-1, 5.00%, 02/01/37 (Call 02/01/26)	3,635	4,427,248
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	7,685	9,626,231
Series E-1, 5.00%, 02/01/38 (Call 02/01/27)	9,135	11,403,038
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	4,145	5,019,802
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	9,750	11,489,887
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	5,685	6,118,083
Series F-1, 4.00%, 02/01/40 (Call 02/01/23)	20,000	21,722,400
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,152,290
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	13,410	15,019,066
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,240,920
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	6,354,400
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	8,200	9,174,160
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,564,416
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	3,210	4,056,991
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,500	2,718,950
Series I, 5.00%, 05/01/32 (Call 05/01/23)	4,500	5,083,200
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,122,520
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	9,411,034
New York City Transitional Finance Authority Revenue RB, Series B-1, 5.00%, 08/01/36 (Call 08/01/26)	4,000	4,946,880
New York City Water & Sewer System RB
4.00%, 06/15/42 (Call 12/15/29)	1,000	1,203,730
5.00%, 06/15/25	1,340	1,639,477
Series A, 4.00%, 06/15/41 (Call 06/15/29)	4,000	4,796,200
Series AA, 4.00%, 06/15/40 (Call 12/15/29)	2,500	3,030,500
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	3,275	3,749,154
Series AA, 5.00%, 06/15/40 (Call 12/15/29)	2,490	3,282,069
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,315,240
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	8,200	8,660,512
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	21,775	23,430,553
Series BB, 4.63%, 06/15/46 (Call 06/15/23)	1,020	1,137,422
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	3,050	3,085,868
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	4,615	4,941,050
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	10,750	12,109,875
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	9,260	10,262,395
Series BB-1, 4.00%, 06/15/49 (Call 12/15/29)	2,000	2,383,860
Series BB-1, 5.00%, 06/15/49 (Call 12/15/29)	1,200	1,555,956
Series BB-2, 5.00%, 06/15/25 (Call 12/15/23)	1,500	1,733,565
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,875	2,258,888
Series CC, 5.00%, 06/15/22	28,500	31,285,305
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	18,275	19,562,656
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	2,325	2,499,701
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	5,700	6,945,906
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	7,925	8,923,471
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	7,020	7,980,827
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,250	1,467,413
Series CC-1, 4.00%, 06/15/49 (Call 12/15/29)	2,930	3,492,355
Series CC-1, 5.00%, 06/15/44 (Call 12/15/29)	2,000	2,610,900
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	7,450	8,630,676
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,585	14,456,226
Series CC-1, 5.00%, 06/15/49 (Call 12/15/29)	2,000	2,593,260
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,000	2,152,920
	Par
Security	(000)	Value

New York (continued)
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	$11,420	$12,933,721
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	8,165	9,540,558
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,163,990
Series DD, 5.00%, 06/15/40 (Call 12/15/27)	2,500	3,196,850
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	19,590	24,176,215
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	7,975	10,079,921
Series DD-1, 4.00%, 06/15/49 (Call 06/15/28)	3,860	4,502,188
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	6,000	7,185,840
Series DD-1, 5.00%, 06/15/30	2,000	2,775,900
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	2,000	2,478,240
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	2,000	2,426,500
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,369,788
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	3,600	4,206,492
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	2,000	2,538,960
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	8,150	10,421,731
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	8,750	10,121,037
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,755,940
Series EE, 5.38%, 06/15/40 (Call 12/15/20)	1,005	1,040,336
Series EE, 5.38%, 06/15/43 (Call 12/15/20)	3,100	3,208,500
Series EE, 5.38%, 06/15/43 (PR 12/15/20)	6,040	6,259,675
Series EE, 5.50%, 06/15/43 (PR 12/15/20)	5,160	5,356,854
Series EE-2, 4.00%, 06/15/40 (Call 06/15/29)	6,500	7,813,975
Series EE-2, 5.00%, 06/15/40 (Call 06/15/29)	2,000	2,605,880
Series FF, 5.00%, 06/15/21	2,300	2,425,189
Series FF, 5.00%, 06/15/27 (Call 06/15/25)	1,300	1,585,272
Series FF, 5.00%, 06/15/38 (Call 06/15/28)	1,000	1,278,590
Series FF, 5.00%, 06/15/39 (Call 06/15/25)	6,595	7,910,768
Series FF, 5.00%, 06/15/39 (Call 06/15/28)	6,500	8,293,545
Series FF, 5.00%, 06/15/40 (Call 06/15/28)	7,935	10,102,604
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,089,520
Series FF-1, 4.00%, 06/15/49 (Call 06/15/29)	10,000	11,829,400
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	5,000	6,413,150
Series FF-2, 4.00%, 06/15/36 (Call 06/15/29)	2,000	2,430,920
Series FF-2, 5.00%, 06/15/35 (Call 06/15/29)	2,800	3,696,308
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,182,538
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,933,168
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	9,330	9,853,973
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	4,630	4,879,001
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	485	511,627
Series HH, 5.00%, 06/15/32 (Call 06/15/21)	2,015	2,125,724
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,818,975
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,205,100
Series A, 0.00%, 11/15/47(a)	2,500	1,266,900
Series A, 0.00%, 11/15/55(a)	2,500	1,039,100
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,827,570
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	6,540	7,022,587
5.25%, 12/15/43 (Call 12/15/21)	100	107,900
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,895,285
New York Local Government Assistance Corp. RB, Series A, 5.00%, 04/01/20	5,200	5,217,472
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22	1,000	1,117,380
Series A, 5.00%, 11/15/38 (Call 11/15/21)	1,000	1,066,740
New York State Dormitory Authority RB
4.00%, 05/15/20	9,350	9,411,803
4.00%, 07/01/50 (Call 07/01/29)	5,000	5,871,250
5.00%, 05/15/25 (Call 05/15/22)	1,000	1,092,120
5.00%, 05/15/26 (Call 05/15/22)	1,270	1,386,700

50	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
5.00%, 10/01/45	$3,500	$5,810,035
5.00%, 07/01/50 (Call 07/01/29)	2,920	3,780,612
Series 1, 5.50%, 07/01/40 (AMBAC)	530	819,036
Series 2015-B, 5.00%, 03/15/20	1,300	1,301,846
Series 2015-B, 5.00%, 03/15/31 (Call 09/15/25)	1,800	2,186,784
Series 2015-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,618,825
Series A, 4.00%, 03/15/43 (Call 09/15/28)	5,000	5,897,900
Series A, 4.00%, 03/15/47 (Call 03/15/28)	6,500	7,502,040
Series A, 5.00%, 03/15/20	19,900	19,928,258
Series A, 5.00%, 12/15/20	1,200	1,239,936
Series A, 5.00%, 02/15/21	17,285	17,982,450
Series A, 5.00%, 03/15/21	10,515	10,976,294
Series A, 5.00%, 02/15/22	4,025	4,357,143
Series A, 5.00%, 03/15/22	23,940	25,984,955
Series A, 5.00%, 02/15/23	2,325	2,612,021
Series A, 5.00%, 03/15/23	5,000	5,634,450
Series A, 5.00%, 02/15/24	3,000	3,492,480
Series A, 5.00%, 03/15/24	9,050	10,566,418
Series A, 5.00%, 02/15/25	2,000	2,407,680
Series A, 5.00%, 03/15/25	7,530	9,094,704
Series A, 5.00%, 03/15/25 (Call 03/15/24)	10,400	12,151,672
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,352,290
Series A, 5.00%, 02/15/26 (Call 02/15/24)	1,000	1,163,730
Series A, 5.00%, 12/15/26 (Call 12/15/22)	19,065	21,298,083
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,500	1,744,320
Series A, 5.00%, 03/15/27	1,265	1,620,807
Series A, 5.00%, 03/15/27 (Call 09/15/26)	2,400	3,033,240
Series A, 5.00%, 03/15/28	5,745	7,532,787
Series A, 5.00%, 03/15/28 (ETM)	5	6,594
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,000	2,326,460
Series A, 5.00%, 10/01/28	2,000	2,711,060
Series A, 5.00%, 03/15/29	5,000	6,720,300
Series A, 5.00%, 03/15/29 (Call 03/15/24)	3,705	4,309,767
Series A, 5.00%, 12/15/29 (Call 12/15/22)	3,410	3,800,411
Series A, 5.00%, 02/15/30 (Call 02/15/27)	6,000	7,594,740
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	3,235,842
Series A, 5.00%, 12/15/30 (Call 12/15/22)	11,420	12,714,114
Series A, 5.00%, 03/15/31 (Call 03/15/24)	6,490	7,553,257
Series A, 5.00%, 03/15/31 (Call 03/15/28)	3,240	4,223,891
Series A, 5.00%, 03/15/31 (Call 03/15/29)	1,200	1,596,708
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	7,193,799
Series A, 5.00%, 03/15/32 (Call 03/15/28)	2,500	3,251,525
Series A, 5.00%, 03/15/32 (Call 09/15/28)	2,140	2,805,240
Series A, 5.00%, 03/15/33 (Call 03/15/24)	5,000	5,804,900
Series A, 5.00%, 03/15/33 (Call 09/15/26)	8,715	10,886,429
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,527,720
Series A, 5.00%, 03/15/34 (Call 03/15/29)	2,040	2,691,086
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,193,910
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,868,280
Series A, 5.00%, 03/15/36 (Call 09/15/26)	10,500	13,084,470
Series A, 5.00%, 03/15/36 (Call 03/15/28)	5,000	6,434,600
Series A, 5.00%, 03/15/36 (Call 03/15/29)	7,000	9,174,970
Series A, 5.00%, 03/15/37 (Call 03/15/29)	6,500	8,493,680
Series A, 5.00%, 07/01/37 (Call 07/01/22)	250	274,643
Series A, 5.00%, 07/01/37 (PR 07/01/22)	1,000	1,100,080
Series A, 5.00%, 03/15/38 (Call 03/15/29)	12,500	16,274,875
Series A, 5.00%, 03/15/38 (PR 03/15/23)	3,395	3,830,205
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,298,130
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,698,730
Series A, 5.00%, 07/01/40 (PR 07/01/20)	3,500	3,550,190
	Par
Security	(000)	Value

New York (continued)
Series A, 5.00%, 02/15/41 (Call 08/15/26)	$1,920	$2,364,230
Series A, 5.00%, 03/15/41 (Call 03/15/28)	3,500	4,442,900
Series A, 5.00%, 07/01/41 (PR 07/01/21)	500	529,045
Series A, 5.00%, 10/01/41 (Call 04/01/21)	2,500	2,609,400
Series A, 5.00%, 03/15/42 (Call 03/15/27)	1,500	1,866,090
Series A, 5.00%, 03/15/42 (Call 03/15/28)	4,210	5,331,881
Series A, 5.00%, 03/15/42 (Call 03/15/29)	2,500	3,221,800
Series A, 5.00%, 07/01/42 (Call 07/01/22)	1,000	1,094,740
Series A, 5.00%, 02/15/43 (PR 02/15/23)	3,500	3,937,570
Series A, 5.00%, 03/15/43 (Call 03/15/27)	1,000	1,242,030
Series A, 5.00%, 03/15/43 (Call 03/15/29)	5,525	7,105,758
Series A, 5.00%, 03/15/44 (Call 03/15/24)	8,370	9,598,465
Series A, 5.00%, 03/15/44 (Call 03/15/27)	10,000	12,398,300
Series A, 5.00%, 03/15/44 (Call 03/15/28)	9,000	11,354,850
Series A, 5.00%, 03/15/45 (Call 03/15/28)	4,000	5,038,960
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,917,481
Series A, 5.00%, 03/15/45 (Call 03/15/29)	4,695	6,014,999
Series A, 5.00%, 03/15/46 (Call 03/15/29)	1,300	1,664,767
Series A, 5.00%, 03/15/47 (Call 03/15/29)	4,780	6,114,146
Series A, 5.00%, 07/01/48 (Call 07/01/28)	1,250	1,570,325
Series A, 5.00%, 10/01/48	500	857,470
Series A, 5.25%, 05/15/21	1,000	1,030,940
Series A, 5.50%, 05/15/22 (AMBAC)	2,905	3,202,211
Series A, 5.75%, 07/01/27 (NPFGC)	500	605,630
Series A-2, 5.00%, 10/01/46	2,000	3,345,400
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,213,390
Series B, 4.00%, 02/15/44 (Call 08/15/27)	1,425	1,651,846
Series B, 5.00%, 03/15/21	1,500	1,565,805
Series B, 5.00%, 02/15/22	1,000	1,082,520
Series B, 5.00%, 02/15/23	4,900	5,504,905
Series B, 5.00%, 03/15/23 (Call 03/15/22)	2,500	2,715,675
Series B, 5.00%, 02/15/25	3,525	4,243,536
Series B, 5.00%, 02/15/26	2,940	3,649,981
Series B, 5.00%, 03/15/27 (Call 09/15/25)	5,815	7,123,375
Series B, 5.00%, 03/15/28 (Call 09/15/25)	2,000	2,440,860
Series B, 5.00%, 02/15/29 (Call 08/15/27)	11,700	15,076,737
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,935	10,663,744
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,560,480
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,532,832
Series B, 5.00%, 03/15/32 (Call 03/15/24)	4,370	5,098,392
Series B, 5.00%, 03/15/33 (Call 03/15/27)	2,000	2,531,980
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,120	7,289,532
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	6,354,200
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,626,300
Series B, 5.00%, 02/15/36 (Call 08/15/27)	1,000	1,262,350
Series B, 5.00%, 02/15/37 (Call 02/15/25)	2,750	3,274,947
Series B, 5.00%, 02/15/37 (Call 08/15/27)	6,205	7,818,052
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,187,270
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,461,917
Series B, 5.00%, 10/01/38 (Call 04/01/28)	5,700	7,397,802
Series B, 5.00%, 02/15/39 (Call 08/15/27)	3,000	3,761,010
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,594,435
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,241,970
Series B, 5.00%, 03/15/42 (Call 03/15/22)	17,675	19,139,020
Series B, 5.00%, 03/15/42 (PR 03/15/22)	5	5,438
Series B, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,357,840
Series B, 5.50%, 03/15/26 (AMBAC)	770	979,994
Series B, 5.50%, 03/15/27 (AMBAC)	2,335	3,063,824
Series C, 4.00%, 07/01/49 (Call 07/01/29)	1,500	1,789,635
Series C, 5.00%, 03/15/23	5,500	6,197,895

S c h e d u l e o f I n v e s t m e n t s	51

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series C, 5.00%, 03/15/26.	$4,000	$4,984,160
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,000	1,167,300
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,166,170
Series C, 5.00%, 03/15/33 (Call 03/15/28)	10,950	14,171,490
Series C, 5.00%, 03/15/34 (Call 03/15/21)	1,375	1,432,846
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	6,266,630
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,319,140
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,157,940
Series C, 5.00%, 03/15/39 (Call 03/15/28)	1,500	1,912,275
Series C, 5.00%, 03/15/41 (Call 03/15/21)	7,510	7,841,341
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	11,506,000
Series D, 4.00%, 02/15/37 (Call 02/15/30)	2,500	3,064,275
Series D, 4.00%, 02/15/40 (Call 02/15/30)	1,615	1,961,531
Series D, 4.00%, 02/15/47 (Call 02/15/30)	7,890	9,449,853
Series D, 5.00%, 02/15/22	1,535	1,661,668
Series D, 5.00%, 02/15/23	1,705	1,915,482
Series D, 5.00%, 02/15/25	2,520	3,033,677
Series D, 5.00%, 02/15/26	8,250	10,242,292
Series D, 5.00%, 02/15/27 (Call 08/15/26)	1,000	1,259,430
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,886,385
Series D, 5.00%, 02/15/29	2,000	2,682,780
Series D, 5.00%, 02/15/32 (Call 02/15/30)	1,300	1,766,297
Series D, 5.00%, 02/15/33 (Call 02/15/30)	1,285	1,739,916
Series D, 5.00%, 02/15/34 (Call 02/15/30)	2,000	2,699,600
Series D, 5.00%, 02/15/37 (Call 02/15/22)	7,300	7,888,453
Series D, 5.00%, 02/15/48 (Call 02/15/30)	6,500	8,474,960
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,632,922
Series E, 5.00%, 08/15/20	1,700	1,732,538
Series E, 5.00%, 02/15/23	1,000	1,123,450
Series E, 5.00%, 02/15/24	1,095	1,274,755
Series E, 5.00%, 03/15/27	3,500	4,484,445
Series E, 5.00%, 03/15/31 (Call 09/15/25)	6,795	8,259,255
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,455,816
Series E, 5.00%, 03/15/40 (Call 09/15/28)	4,000	5,152,600
Series E, 5.00%, 03/15/44 (Call 09/15/28)	5,000	6,384,550
Series E, 5.00%, 03/15/48 (Call 09/15/28)	4,000	5,083,080
New York State Environmental Facilities Corp. RB
Series A, 4.00%, 06/15/46 (Call 06/15/26)	1,545	1,782,915
Series A, 5.00%, 06/15/22	1,020	1,118,705
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,170	1,283,783
Series A, 5.00%, 06/15/24 (Call 06/15/22)	750	822,938
Series A, 5.00%, 06/15/41 (Call 06/15/26)	2,050	2,504,014
Series A, 5.00%, 06/15/42 (Call 06/15/27)	2,140	2,660,341
Series B, 5.00%, 06/15/28 (Call 06/15/21)	1,400	1,475,838
Series B, 5.00%, 06/15/31 (Call 06/15/21)	2,295	2,416,910
Series B, 5.00%, 06/15/41 (Call 06/15/21)	2,000	2,104,480
Series B, 5.00%, 06/15/43 (Call 06/15/28)	10,000	12,756,800
Series E, 5.00%, 06/15/47 (Call 06/15/27)	5,595	6,909,321
New York State Thruway Authority GO, 5.00%, 01/01/27 (PR 01/01/22)	1,000	1,078,710
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	500	522,490
Series A, 5.00%, 04/01/22	1,610	1,753,306
Series A, 5.00%, 04/01/25 (Call 04/01/22)	2,100	2,282,805
Series A, 5.00%, 04/01/28 (Call 04/01/22)	4,400	4,774,440
Series A, 5.00%, 04/01/29 (Call 04/01/22)	9,555	10,364,022
Series A, 5.00%, 04/01/30 (Call 04/01/22)	3,000	3,251,400
Series A, 5.00%, 04/01/31 (Call 04/01/22)	3,920	4,246,810
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	2,000	2,087,520
	Par
Security	(000)	Value

New York (continued)
New York State Thruway Authority RB
Series A, 4.00%, 01/01/56 (Call 01/01/26)	$1,000	$1,110,970
Series A, 5.00%, 03/15/21 (Call 09/15/20)	1,000	1,022,630
Series A, 5.00%, 03/15/22 (Call 09/15/20)	7,480	7,649,646
Series A, 5.00%, 03/15/26 (Call 09/15/21)	2,785	2,961,625
Series A, 5.00%, 03/15/29 (Call 09/15/21)	3,000	3,188,340
Series A, 5.00%, 03/15/32 (Call 09/15/21)	2,000	2,124,620
Series A, 5.00%, 01/01/41 (Call 01/01/26)	1,005	1,209,879
Series A, 5.00%, 01/01/46 (Call 01/01/26)	4,000	4,782,960
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,950,600
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,979,522
Series B, 3.00%, 01/01/46 (Call 01/01/30)	2,500	2,687,000
Series B, 4.00%, 01/01/37 (Call 01/01/30)	3,250	3,943,452
Series B, 4.00%, 01/01/38 (Call 01/01/30)	2,000	2,417,500
Series B, 4.00%, 01/01/39 (Call 01/01/30)	2,605	3,140,301
Series B, 4.00%, 01/01/40 (Call 01/01/30) (AGM)	2,000	2,408,940
Series B, 4.00%, 01/01/41 (Call 01/01/30)	2,000	2,398,600
Series B, 4.00%, 01/01/45 (Call 01/01/30)	7,000	8,315,790
Series B, 4.00%, 01/01/50 (Call 01/01/30)	8,000	9,420,720
Series B, 4.00%, 01/01/50 (Call 01/01/30) (AGM)	2,500	2,956,225
Series B, 4.00%, 01/01/53 (Call 01/01/30)	8,250	9,680,962
Series B, 5.00%, 01/01/36 (Call 01/01/30)	2,000	2,665,240
Series B, 5.50%, 04/01/20 (AMBAC)	2,620	2,629,615
Series I, 5.00%, 01/01/28 (PR 01/01/22)	12,000	12,944,520
Series I, 5.00%, 01/01/31 (PR 01/01/22)	12,450	13,429,939
Series I, 5.00%, 01/01/37 (PR 01/01/22)	2,580	2,783,072
Series I, 5.00%, 01/01/42 (PR 01/01/22)	2,000	2,157,420
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,560	2,959,027
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,287,480
Series K, 5.00%, 01/01/29 (Call 01/01/25)	2,000	2,389,780
Series K, 5.00%, 01/01/31 (Call 01/01/25)	4,000	4,763,000
Series K, 5.00%, 01/01/32 (Call 01/01/25)	5,365	6,380,219
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,181,500
Series L, 5.00%, 01/01/21	2,185	2,261,104
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,750	2,242,660
Series N, 3.00%, 01/01/49 (Call 01/01/30)	3,000	3,236,760
Series N, 4.00%, 01/01/43 (Call 01/01/30)	6,410	7,679,436
New York State Urban Development Corp. RB
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,162,370
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,321,280
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,669,495
Series A, 4.00%, 03/15/42 (Call 09/15/29)	5,000	6,002,900
Series A, 4.00%, 03/15/44 (Call 09/15/29)	5,000	5,975,750
Series A, 4.00%, 03/15/45 (Call 09/15/29)	2,000	2,386,020
Series A, 4.00%, 03/15/46 (Call 09/15/29)	2,500	2,978,700
Series A, 5.00%, 03/15/20	5,705	5,713,101
Series A, 5.00%, 03/15/21	3,800	3,966,706
Series A, 5.00%, 03/15/22	4,995	5,422,722
Series A, 5.00%, 03/15/23	24,690	27,823,090
Series A, 5.00%, 03/15/24	8,665	10,120,720
Series A, 5.00%, 03/15/25	10,415	12,578,716
Series A, 5.00%, 03/15/27 (Call 03/15/26)	2,500	3,102,100
Series A, 5.00%, 03/15/31 (Call 03/15/21)	1,000	1,042,290
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,463,500
Series A, 5.00%, 03/15/31 (Call 03/15/27)	10,000	12,687,900
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,216,430
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,888,575
Series A, 5.00%, 03/15/35 (Call 03/15/24)	3,855	4,467,020
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,849,261
Series A, 5.00%, 03/15/35 (Call 03/15/27)	2,400	3,006,696

52	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series A, 5.00%, 03/15/35 (Call 09/15/29)	$2,500	$3,327,850
Series A, 5.00%, 03/15/36 (Call 09/15/28)	2,465	3,170,236
Series A, 5.00%, 03/15/36 (Call 09/15/29)	2,500	3,319,750
Series A, 5.00%, 03/15/37 (Call 09/15/29)	4,100	5,431,311
Series A, 5.00%, 03/15/38 (Call 09/15/29)	2,000	2,639,380
Series A, 5.00%, 03/15/39 (Call 09/15/28)	5,000	6,367,150
Series A, 5.00%, 03/15/39 (Call 09/15/29)	2,500	3,288,975
Series A, 5.00%, 03/15/40 (Call 09/15/29)	2,500	3,281,050
Series A, 5.00%, 03/15/41 (Call 09/15/28)	8,660	10,970,575
Series A, 5.00%, 03/15/42 (Call 09/15/28)	3,095	3,911,275
Series A, 5.00%, 03/15/44 (Call 09/15/28)	1,500	1,888,020
Series A, 5.00%, 03/15/45 (Call 09/15/28)	2,300	2,890,364
Series A-1, 5.00%, 03/15/20	1,275	1,276,811
Series A-1, 5.00%, 03/15/22	2,015	2,187,544
Series A-1, 5.00%, 03/15/23	1,495	1,685,179
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	2,670	3,004,498
Series A-1, 5.00%, 03/15/26	4,000	4,981,520
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	4,186,900
Series A-1, 5.00%, 03/15/27 (Call 09/15/25)	10,000	12,237,900
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,269,187
Series A-1, 5.00%, 03/15/29 (Call 03/15/23)	1,270	1,425,854
Series A-1, 5.00%, 03/15/30 (Call 03/15/23)	1,000	1,122,010
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	6,400	7,137,024
Series A-2, 5.50%, 03/15/22 (NPFGC)	1,500	1,643,235
Series A-2, 5.50%, 03/15/24 (NPFGC)	1,090	1,293,765
Series C, 5.00%, 03/15/20	1,500	1,502,130
Series C, 5.00%, 03/15/22	3,000	3,256,890
Series C, 5.00%, 03/15/41 (Call 09/15/27)	2,640	3,309,319
Series C, 5.00%, 03/15/42 (Call 09/15/27)	1,500	1,876,185
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,313,260
Series D, 5.00%, 03/15/21	5,000	5,219,350
Series D, 5.00%, 03/15/22	2,520	2,735,788
Series D, 5.00%, 03/15/23	5,160	5,816,404
Series E, 5.00%, 03/15/21	3,520	3,674,422
Series E, 5.00%, 03/15/24 (Call 03/15/23)	5,445	6,127,150
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	2,500	2,979,650
5.00%, 12/01/43 (Call 12/01/29)	1,000	1,310,000
5.00%, 12/01/45 (Call 12/01/29)	1,500	1,958,430
Port Authority of New York & New Jersey RB
4.00%, 09/01/39 (Call 09/01/29)	2,000	2,423,520
4.00%, 12/15/41 (Call 06/15/24)	1,000	1,109,800
4.00%, 09/01/45 (Call 09/01/29)	1,500	1,793,160
4.00%, 09/01/49 (Call 09/01/29)	2,000	2,385,940
4.00%, 11/01/49 (Call 11/01/29)	3,000	3,586,920
5.00%, 07/15/33 (Call 01/15/21)	2,250	2,334,353
5.00%, 09/01/33 (Call 09/01/29)	1,500	2,018,445
5.00%, 09/01/34 (Call 09/01/29)	5,000	6,687,950
5.00%, 09/01/36 (Call 09/01/24)	4,770	5,590,345
5.00%, 09/01/36 (Call 09/01/29)	4,600	6,100,888
5.00%, 09/01/39 (Call 09/01/24)	1,915	2,237,180
5.00%, 11/01/44 (Call 11/01/29)	3,000	3,915,630
Series 116, 5.00%, 01/15/41 (Call 01/15/21)	4,390	4,542,596
Series 163, 5.00%, 07/15/32 (Call 07/15/20)	1,275	1,294,839
Series 163, 5.00%, 07/15/35 (Call 07/15/20)	7,255	7,366,509
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	2,000	2,130,720
Series 179, 5.00%, 12/01/22.	1,500	1,675,455
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,151,800
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,593,954
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,858,800
	Par
Security	(000)	Value

New York (continued)
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	$1,200	$1,459,188
Series 189, 5.00%, 05/01/40 (Call 05/01/25)	5,000	5,981,550
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,382,440
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,130,250
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,459,160
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,706,698
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,653,640
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	10,320	12,514,445
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,212,400
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	8,190	10,089,834
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	9,500	11,684,715
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	2,365	2,909,541
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	3,000	3,653,190
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	2,655	3,333,007
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,468,820
Series 5, 5.38%, 03/01/28	2,150	2,580,602
Series NY, 4.00%, 09/01/43 (Call 09/01/28)	5,000	5,909,900
Series NY, 5.00%, 07/15/32 (Call 07/15/28)	3,080	4,033,722
Series NY, 5.00%, 07/15/35 (Call 07/15/28)	1,000	1,295,490
Series NY, 5.00%, 09/01/48 (Call 09/01/28)	6,360	8,053,286
Third Series, 5.00%, 07/15/39 (Call 07/15/20)	17,755	18,029,670
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	604,495
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/20	4,200	4,312,224
Series A, 5.00%, 10/15/25 (Call 10/15/24)	2,000	2,391,780
Series A, 5.00%, 10/15/26 (Call 10/15/24)	4,250	5,073,947
Series A, 5.00%, 10/15/27 (Call 10/15/24)	5,005	5,962,757
Series A, 5.00%, 10/15/28 (Call 10/15/24)	6,000	7,133,160
Series A, 5.00%, 10/15/29 (Call 10/15/24)	5,635	6,690,774
Series A, 5.00%, 10/15/30 (Call 10/15/24)	7,000	8,301,020
State of New York GO, Series E, 4.25%, 12/15/41
(Call 12/15/21)	6,000	6,341,280
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,151,590
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,000	3,520,020
Triborough Bridge & Tunnel Authority RB
Series A, 0.00%, 11/15/30(a)	10,800	8,905,248
Series A, 0.00%, 11/15/31(a)	2,000	1,604,060
Series A, 0.00%, 11/15/32(a)	1,800	1,407,852
Series A, 4.00%, 11/15/42 (Call 11/15/22)	4,685	5,037,780
Series A, 4.00%, 11/15/47 (Call 05/15/28)	3,000	3,511,230
Series A, 4.00%, 11/15/48 (Call 05/15/28)	6,000	7,014,900
Series A, 5.00%, 11/15/22	3,360	3,744,787
Series A, 5.00%, 01/01/23 (PR 01/01/22)	710	766,558
Series A, 5.00%, 01/01/25 (PR 01/01/22)	1,000	1,079,660
Series A, 5.00%, 01/01/26 (PR 01/01/22)	685	739,567
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,265,480
Series A, 5.00%, 01/01/27 (PR 01/01/22)	1,070	1,155,236
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,130,700
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,245,060
Series A, 5.00%, 11/15/44 (Call 05/15/28)	6,000	7,597,740
Series A, 5.00%, 11/15/45 (Call 05/15/28)	4,100	5,185,393
Series A, 5.00%, 11/15/46 (Call 05/15/26)	3,900	4,739,982
Series A, 5.00%, 11/15/47 (Call 05/15/27)	9,185	11,364,692
Series A, 5.00%, 11/15/49 (Call 05/15/29)	3,500	4,501,385
Series B, 0.00%, 11/15/32(a)	4,745	3,781,955
Series B, 5.00%, 11/15/20	3,630	3,737,484
Series B, 5.00%, 11/15/21	30	32,150
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,114,810
Series B, 5.00%, 11/15/26 (Call 11/15/22)	2,755	3,070,503

S c h e d u l e o f I n v e s t m e n t s	53

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series B, 5.00%, 11/15/27 (Call 11/15/22)	$1,600	$1,782,320
Series B, 5.00%, 11/15/30	1,000	1,402,330
Series B, 5.00%, 11/15/31	1,000	1,426,440
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,276,040
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,529,500
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,744,023
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,514,860
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,705,331
Series C-1, 5.00%, 11/15/25	3,000	3,708,300
Series C-2, 5.00%, 11/15/42 (Call 11/15/27)	3,715	4,685,284
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	4,440	5,453,608
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,365,037
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,568,012
5.00%, 12/15/39 (Call 12/15/27)	8,660	11,107,662
5.00%, 12/15/40 (Call 12/15/27)	6,155	7,883,262
5.00%, 12/15/41 (Call 12/15/27)	4,000	5,115,040
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,000	2,512,780
Series A, 5.00%, 12/15/35 (Call 06/15/26)	4,500	5,584,410
Series B, 5.00%, 06/15/23 (Call 06/15/21)	1,600	1,687,744
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,450	3,783,856
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	559,800
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,500	7,491,120
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,456,540
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	16,195	18,598,662
		3,821,050,193
North Carolina — 1.4%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	3,975	4,197,759
5.00%, 07/01/22	1,475	1,619,048
5.00%, 07/01/40 (Call 07/01/25)	1,000	1,202,740
Series B, 5.00%, 07/01/38 (Call 07/01/20)	1,000	1,013,270
City of Raleigh NC Combined Enterprise System Revenue
RB, Series A, 4.00%, 03/01/46 (Call 03/01/27)	6,700	7,724,564
County of Guilford NC GO, 5.00%, 03/01/25	1,800	2,174,076
County of Mecklenburg NC GO
5.00%, 03/01/26	1,715	2,140,011
Series A, 5.00%, 12/01/21	1,225	1,315,050
County of Wake NC GO
Series B, 4.00%, 05/01/29 (Call 05/01/23)	2,730	2,997,049
Series C, 5.00%, 03/01/21	3,295	3,433,489
Series C, 5.00%, 03/01/25	6,600	7,971,612
North Carolina Capital Facilities Finance Agency RB
Series B, 5.00%, 10/01/41 (Call 10/01/25)	1,000	1,204,520
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,473,660
North Carolina Eastern Municipal Power Agency RB
Series A, 4.50%, 01/01/24 (PR 01/01/22)	500	519,350
Series A, 5.00%, 01/01/21 (ETM)	3,165	3,273,623
Series B, 5.00%, 01/01/21 (ETM)	4,090	4,232,087
Series B, 6.00%, 01/01/22 (ETM)	390	426,719
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,484,500
North Carolina Municipal Power Agency No. 1 RB,
Series A, 5.00%, 01/01/27 (Call 01/01/26)	2,500	3,070,925
North Carolina Turnpike Authority RB
0.00%, 01/01/44 (Call 01/01/30)(a)	2,500	1,300,575
0.00%, 01/01/49 (Call 01/01/30)(a)	2,500	1,083,750
4.00%, 01/01/41 (Call 01/01/29) (AGM)	2,000	2,359,340
4.00%, 01/01/55 (Call 01/01/30)	2,000	2,298,860
4.00%, 01/01/55 (Call 01/01/30) (AGM)	2,000	2,337,200
5.00%, 01/01/40 (Call 01/01/29)	2,000	2,516,720
	Par
Security	(000)	Value

North Carolina (continued)
5.00%, 07/01/41 (Call 07/01/21)	$1,500	$1,574,640
5.00%, 01/01/44 (Call 01/01/30)	2,000	2,544,960
5.00%, 01/01/49 (Call 01/01/30)	3,800	4,802,326
5.00%, 01/01/49 (Call 01/01/30) (AGM)	2,000	2,556,240
Raleigh Durham Airport Authority RB, Series A, 5.00%, 05/01/32 (Call 05/01/21)	630	634,265
State of North Carolina GO
Series A, 5.00%, 06/01/22	5,900	6,457,137
Series A, 5.00%, 06/01/23	10,000	11,359,300
Series A, 5.00%, 06/01/25	4,260	5,180,756
Series A, 5.00%, 06/01/26	1,000	1,255,710
Series A, 5.00%, 06/01/27 (Call 06/01/26)	4,000	5,014,920
Series A, 5.00%, 06/01/28 (Call 06/01/26)	5,000	6,267,900
Series B, 4.00%, 06/01/31 (Call 06/01/29)	2,025	2,529,022
Series B, 5.00%, 06/01/23	4,000	4,543,720
Series B, 5.00%, 06/01/25	13,500	16,417,890
Series B, 5.00%, 06/01/26	3,850	4,834,483
Series B, 5.00%, 06/01/27	1,500	1,939,770
Series B, 5.00%, 06/01/29	1,000	1,359,510
Series C, 4.00%, 05/01/21	1,000	1,037,490
Series C, 5.00%, 05/01/20	2,440	2,456,641
Series C, 5.00%, 05/01/21	3,330	3,493,270
Series C, 5.00%, 05/01/24	1,305	1,531,065
Series D, 4.00%, 06/01/20	2,000	2,015,820
Series D, 4.00%, 06/01/21	2,000	2,080,340
Series E, 5.00%, 05/01/20	3,000	3,020,460
State of North Carolina RB
5.00%, 03/01/20	2,000	2,000,000
5.00%, 03/01/21	7,000	7,287,770
5.00%, 03/01/22	750	811,762
5.00%, 03/01/24	2,000	2,325,940
5.00%, 03/01/25	1,000	1,201,830
5.00%, 03/01/27	5,000	6,363,800
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,369,480
5.00%, 03/01/31 (Call 03/01/29)	2,500	3,285,875
5.00%, 03/01/33 (Call 03/01/29)	3,000	3,926,430
Series A, 4.00%, 05/01/33 (Call 05/01/29)	1,000	1,222,980
Series A, 4.00%, 05/01/34 (Call 05/01/29)	4,960	6,029,376
Series A, 5.00%, 05/01/29 (PR 05/01/20) (SAP)	1,500	1,510,275
Series B, 5.00%, 11/01/21	2,500	2,675,050
Series B, 5.00%, 11/01/23 (Call 11/01/21)	795	850,404
Series B, 5.00%, 05/01/24	4,520	5,294,864
Series B, 5.00%, 05/01/25	5,000	6,055,650
Series B, 5.00%, 06/01/26	1,000	1,252,250
Series B, 5.00%, 05/01/27	2,500	3,209,675
Series B, 5.00%, 05/01/28 (Call 05/01/27)	6,500	8,317,335
Series B, 5.00%, 05/01/29 (Call 05/01/27)	1,000	1,275,230
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,755,420
Series C, 5.00%, 05/01/30 (PR 05/01/21)	6,000	6,295,620
Town of Cary NC Combined Utility Systems Revenue RB,
5.00%, 12/01/42 (PR 12/01/22)	1,000	1,115,510
		239,710,658
Ohio — 1.3%
American Municipal Power Inc. RB
5.00%, 02/15/25	2,250	2,695,320
5.00%, 02/15/33 (Call 02/15/30)	2,000	2,624,840
5.00%, 02/15/35 (Call 02/15/30)	4,000	5,227,520
Series A, 5.00%, 02/15/46 (Call 02/15/26)	845	995,697

54	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Ohio (continued)
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC)	$20	$24,910
5.25%, 12/01/30 (NPFGC)	1,000	1,406,680
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	2,500	2,534,600
Series 1, 5.00%, 07/01/23	1,850	2,105,874
Series 1, 5.00%, 07/01/25	1,860	2,268,177
Series 1, 5.00%, 07/01/26	1,500	1,886,055
Series 2017-1, 5.00%, 04/01/24	10,180	11,899,809
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (PR 12/01/24)	2,000	2,390,280
5.00%, 06/01/30 (Call 06/01/26)	1,565	1,948,957
5.00%, 06/01/32 (Call 06/01/26)	2,525	3,129,788
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/48 (Call 06/01/28)	7,480	9,438,862
County of Hamilton OH Sales Tax Revenue RB
Series A, 4.00%, 12/01/32 (Call 12/01/26)	1,000	1,160,780
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,249,630
Northeast Ohio Regional Sewer District RB, 4.00%,
11/15/49 (Call 11/15/24)	8,560	9,410,094
Ohio State University (The) RB
Series A, 4.00%, 06/01/43 (Call 06/01/23)	3,645	3,930,804
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,229,580
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,226,820
Ohio Turnpike & Infrastructure Commission RB
Series A, 4.00%, 02/15/46 (Call 02/15/28)	6,795	7,776,674
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,541,220
Series A-1, 5.00%, 02/15/48 (PR 02/15/23)	6,500	7,286,240
Series A-1, 5.25%, 02/15/33 (Call 02/15/23)	1,000	1,117,640
Series A-2, 0.00%, 02/15/37(a)	6,880	4,833,269
Series A-2, 0.00%, 02/15/40(a)	2,500	1,589,675
Series A-2, 0.00%, 02/15/41(a)	7,095	4,353,989
Series S, 0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,580,821
Ohio University RB, Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,432,420
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	2,000	2,617,640
5.00%, 12/01/29 (Call 09/01/29)	4,500	6,114,780
5.00%, 06/01/44 (Call 12/01/29)	5,000	6,532,650
Series A, 5.00%, 12/01/28	1,000	1,334,550
Series A, 5.00%, 06/01/29 (Call 03/01/29)	6,680	8,971,574
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 12/01/21	2,500	2,681,950
5.00%, 06/01/22	1,175	1,285,133
5.00%, 12/01/23	9,590	11,079,711
Series 2015-A, 5.00%, 12/01/25	3,930	4,852,371
Series B, 3.00%, 12/01/34 (Call 12/01/29)	1,500	1,683,150
Series B, 5.00%, 12/01/37 (Call 12/01/29)	2,000	2,664,400
Series B, 5.00%, 12/01/38 (Call 12/01/29)	1,000	1,326,200
Series B, 5.00%, 12/01/44 (Call 12/01/29)	3,815	4,983,916
State of Ohio GO
Series A, 5.00%, 09/15/22	2,055	2,273,241
Series A, 5.00%, 12/15/22	3,000	3,349,650
Series A, 5.00%, 12/15/23	16,100	18,639,614
Series A, 5.00%, 09/15/24	2,500	2,971,175
Series A, 5.00%, 12/15/24	3,000	3,595,980
Series B, 5.00%, 09/15/25	4,220	5,170,302
Series B, 5.00%, 09/15/26	4,500	5,685,165
Series B, 5.00%, 09/15/27	1,500	1,947,060
	Par
Security	(000)	Value

Ohio (continued)
Series C, 5.00%, 09/15/21	$1,000	$1,064,350
Series C, 5.00%, 08/01/25	1,000	1,220,400
Series C, 5.00%, 08/01/27	2,130	2,756,113
Series U, 5.00%, 05/01/28	1,200	1,582,776
State of Ohio RB, Series 1, 5.00%, 12/15/29
(Call 06/15/26)	1,000	1,241,850
Upper Arlington City School District GO, Series A, 5.00%,
12/01/48 (Call 12/01/27)	1,000	1,245,480
		213,168,206
Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (Call 12/01/26)	2,610	3,290,610
Series A, 5.00%, 06/01/28 (Call 12/01/26)	1,500	1,884,225
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,728,568
Series A, 5.00%, 06/01/30 (Call 12/01/26)	1,000	1,251,750
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,308,080
Series A, 5.25%, 06/01/40 (PR 06/01/20)	500	505,440
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/23)	2,025	2,142,248
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,239,200
Series A, 4.00%, 01/01/48 (Call 01/01/27)	3,500	3,970,750
Series A, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,034,570
Series A, 5.00%, 01/01/42 (Call 01/01/26)	6,015	7,183,955
Series A, 5.00%, 01/01/43 (Call 01/01/27)	2,355	2,879,105
Series B, 5.00%, 01/01/29 (PR 01/01/21)	500	517,585
Series C, 4.00%, 01/01/42 (Call 01/01/27)	2,000	2,294,740
Series C, 5.00%, 01/01/47 (Call 01/01/27)	3,715	4,497,565
Series D, 5.00%, 01/01/25.	2,250	2,690,437
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	2,215,720
		47,634,548
Oregon — 0.6%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,500	1,578,795
Series A, 5.00%, 03/01/35 (Call 03/01/20)	1,000	1,000,000
Series B, 5.00%, 06/15/22	2,000	2,190,660
Clackamas County School District No. 12 North
Clackamas GO
Series B, 5.00%, 06/15/33 (Call 06/15/27) (GTD)	1,710	2,168,451
Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,862,906
Hillsboro School District No. 1J GO, 5.00%, 06/15/38
(Call 06/15/27) (GTD)	2,250	2,824,470
Multnomah County School District No. 1 Portland/OR GO,
Series B, 5.00%, 06/15/20 (GTD)	1,840	1,861,970
Oregon Health & Science University RB, Series B, 4.00%,
07/01/46 (Call 07/01/26)	2,000	2,234,180
Oregon State Lottery RB
Series C, 5.00%, 04/01/23.	2,000	2,257,440
Series C, 5.00%, 04/01/25 (Call 04/01/24)	9,975	11,659,777
Series D, 5.00%, 04/01/27 (Call 04/01/25) (MO)	3,000	3,616,860
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,409,280
Salem-Keizer School District No. 24J GO
5.00%, 06/15/36 (Call 06/15/28) (GTD)	1,250	1,611,575
5.00%, 06/15/37 (Call 06/15/28) (GTD)	5,000	6,430,350
5.00%, 06/15/38 (Call 06/15/28) (GTD)	1,000	1,282,190
5.00%, 06/15/39 (Call 06/15/28) (GTD)	1,000	1,279,520
State of Oregon Department of Transportation RB
Series A, 4.00%, 11/15/42 (Call 11/15/29)	5,000	5,975,650

S c h e d u l e o f I n v e s t m e n t s	55

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oregon (continued)
Series A, 5.00%, 11/15/23	$5,150	$5,944,748
Series A, 5.00%, 11/15/28 (Call 11/15/24)	3,630	4,338,540
Series A, 5.00%, 11/15/29 (Call 11/15/24)	2,000	2,385,520
Series A, 5.00%, 11/15/31 (Call 11/15/24)	7,015	8,334,030
Series A, 5.00%, 11/15/35 (Call 11/15/29)	1,000	1,337,570
Series A, 5.00%, 11/15/37 (Call 11/15/29)	2,025	2,692,703
Series A, 5.00%, 11/15/38 (Call 11/15/29)	2,250	2,983,522
Series A, 5.00%, 11/15/38 (PR 11/15/23)	2,000	2,309,580
Series A, 5.00%, 11/15/39 (Call 11/15/29)	3,000	3,965,250
Series A, 5.00%, 11/15/42 (Call 11/15/29)	3,500	4,587,730
State of Oregon GO
Series A, 5.00%, 05/01/42 (Call 05/01/27)	1,150	1,432,544
Series A, 5.00%, 05/01/44 (Call 05/01/29)	3,060	3,976,684
Series L, 5.00%, 08/01/42 (Call 08/01/27)	1,500	1,879,965
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/48 (Call 09/01/27)	1,000	1,250,370
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 5.00%, 06/15/35 (Call 06/15/27) (GTD)	2,500	3,159,825
Series D, 5.00%, 06/15/36 (Call 06/15/27) (GTD)	2,500	3,153,775
		105,976,430
Pennsylvania — 2.9%
Allegheny County Sanitary Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	3,000	3,768,030
City of Philadelphia PA Airport Revenue RB
Series A, 5.00%, 06/15/40 (Call 06/15/20)	500	505,260
Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,220,740
City of Philadelphia PA GO
Series A, 5.00%, 08/01/23	500	568,685
Series A, 5.00%, 08/01/26	1,500	1,860,960
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 01/01/41 (Call 01/01/21)	2,680	2,763,589
Series A, 5.00%, 07/01/45 (Call 07/01/24)	5,755	6,566,397
Series A, 5.00%, 10/01/47 (Call 10/01/27)	4,315	5,286,479
Series A, 5.00%, 10/01/48 (Call 10/01/28)	4,000	5,005,120
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,219,360
Series B, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,274,840
Series B, 5.00%, 11/01/54 (Call 11/01/29)	3,000	3,810,840
Series C, 5.00%, 08/01/40 (PR 08/01/20) (AGM)	1,000	1,017,280
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	7,300	7,718,947
5.00%, 07/15/26	2,000	2,499,260
5.00%, 07/15/27	2,000	2,566,800
5.00%, 07/15/28	2,000	2,631,140
5.00%, 07/15/29	6,000	8,077,200
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,497,790
First Series, 4.00%, 04/01/32 (Call 04/01/23)	7,500	8,188,800
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,108,080
First Series, 4.00%, 03/15/34 (Call 03/15/25)	2,000	2,250,600
First Series, 4.00%, 03/01/36 (Call 03/01/28)	8,085	9,645,567
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,576,690
First Series, 5.00%, 03/15/20	3,000	3,004,200
First Series, 5.00%, 06/01/20	1,000	1,010,300
First Series, 5.00%, 03/15/21	2,000	2,086,900
First Series, 5.00%, 07/01/21	3,990	4,212,482
First Series, 5.00%, 04/01/22	2,280	2,477,972
First Series, 5.00%, 07/01/22	1,000	1,097,170
First Series, 5.00%, 08/15/22	2,500	2,755,575
First Series, 5.00%, 11/15/22 (PR 11/15/21)	2,600	2,784,912
First Series, 5.00%, 01/01/23	2,500	2,794,475
	Par
Security	(000)	Value

Pennsylvania (continued)
First Series, 5.00%, 03/15/23	$2,000	$2,252,500
First Series, 5.00%, 04/01/23	5,095	5,747,517
First Series, 5.00%, 08/15/23	2,930	3,349,928
First Series, 5.00%, 01/01/24	1,500	1,733,805
First Series, 5.00%, 03/01/24	3,645	4,237,458
First Series, 5.00%, 06/15/24	2,000	2,348,140
First Series, 5.00%, 07/01/24	4,200	4,938,570
First Series, 5.00%, 08/15/24	2,000	2,361,460
First Series, 5.00%, 09/15/24	4,000	4,736,200
First Series, 5.00%, 11/15/24 (PR 11/15/21)	2,000	2,142,240
First Series, 5.00%, 01/01/25	2,500	2,989,375
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,637,150
First Series, 5.00%, 08/15/25	7,765	9,474,309
First Series, 5.00%, 01/01/26	2,000	2,460,580
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,565	1,882,382
First Series, 5.00%, 09/15/26	2,340	2,937,659
First Series, 5.00%, 01/01/27	4,000	5,062,120
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,186,920
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	15,100,920
First Series, 5.00%, 11/15/29 (PR 11/15/21)	2,000	2,142,240
First Series, 5.00%, 03/15/31 (Call 03/15/25)	8,400	9,977,772
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	5,133,800
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,887,050
Second Series, 5.00%, 05/01/20	755	760,126
Second Series, 5.00%, 07/01/20	1,255	1,272,332
Second Series, 5.00%, 01/15/21	6,775	7,022,016
Second Series, 5.00%, 05/01/21 (PR 05/01/20)	1,500	1,510,155
Second Series, 5.00%, 07/01/21	500	527,880
Second Series, 5.00%, 09/15/21	3,500	3,725,225
Second Series, 5.00%, 01/15/22	2,300	2,479,952
Second Series, 5.00%, 09/15/22	3,200	3,538,144
Second Series, 5.00%, 10/15/23	1,200	1,380,156
Second Series, 5.00%, 01/15/24	1,300	1,504,659
Second Series, 5.00%, 09/15/24	1,500	1,776,075
Second Series, 5.00%, 01/15/25	1,365	1,634,315
Second Series, 5.00%, 09/15/26	5,635	7,074,235
Second Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,147,430
Second Series, 5.00%, 01/15/27	4,625	5,859,228
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	5,420	6,803,726
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	1,900	2,177,590
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,143,790
Second Series, 5.00%, 10/15/31 (Call 10/15/23)	3,450	3,941,280
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,853,200
Second Series D, 4.00%, 08/15/28 (Call 08/15/25) (AGM)	10,010	11,596,885
Series 1, 5.00%, 09/15/25	1,500	1,835,055
Series 2, 5.00%, 09/15/25	1,240	1,516,979
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,423,780
Series T, 5.00%, 07/01/21	1,000	1,055,760
Series T, 5.00%, 07/01/22	1,700	1,865,189
County of Allegheny PA GO, Series C76, 5.00%, 11/01/41 (Call 11/01/26)	1,500	1,819,050
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/42 (Call 07/01/27)	1,565	1,939,004
5.00%, 07/01/47 (Call 07/01/27)	4,250	5,224,228
Delaware River Port Authority RB
5.00%, 01/01/33 (Call 01/01/24)	2,000	2,304,700
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,723,100
Series A, 5.00%, 01/01/39 (Call 01/01/29)	875	1,124,944
Series B, 5.00%, 01/01/21	1,000	1,034,830

56	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pennsylvania (continued)
Series B, 5.00%, 01/01/23	$1,105	$1,234,163
Series B, 5.00%, 01/01/26	1,750	2,158,608
Delaware Valley Regional Finance Authority RB, Series A,
5.50%, 08/01/28 (AMBAC)	3,110	4,009,474
Pennsylvania Higher Educational Facilities Authority RB
Series A, 5.00%, 05/01/31 (Call 05/01/21)	40	41,776
Series A, 5.00%, 05/01/31 (PR 05/01/21)	660	692,122
Series A, 5.00%, 09/01/45 (Call 03/01/25)	3,525	4,122,805
Pennsylvania State University (The) RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,771,255
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	2,183,080
5.00%, 06/01/20	2,000	2,020,240
5.00%, 12/01/23	3,995	4,596,407
5.00%, 12/01/25	1,050	1,285,200
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,542,580
6.00%, 12/01/36 (PR 12/01/20)	1,500	1,558,440
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	3,500	4,355,365
Second Series, 5.00%, 12/01/36 (Call 12/01/27)	1,130	1,403,404
Series A, 4.00%, 12/01/49 (Call 12/01/29)	2,500	2,846,075
Series A, 4.00%, 12/01/49 (Call 12/01/29) (AGM)	3,500	4,090,520
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,835	2,270,225
Series A, 5.00%, 12/01/37 (Call 12/01/29)	1,500	1,916,130
Series A, 5.00%, 12/01/37 (PR 12/01/22)	1,120	1,247,747
Series A, 5.00%, 12/01/42 (PR 12/01/21)	4,725	5,069,895
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,547,450
Series A, 5.00%, 12/01/44 (Call 12/01/29)	5,500	6,897,275
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,258,290
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,000	1,206,990
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,730,895
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	7,000	8,301,930
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	3,096,275
Series A-1, 5.00%, 12/01/43 (PR 12/01/22)	1,040	1,158,622
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	17,370	20,928,244
Series A2, 5.50%, 12/01/34 (PR 12/01/20)	415	429,666
Series A-2, 5.00%, 12/01/43 (Call 12/01/28)	4,000	5,042,920
Series A-2, 5.00%, 12/01/48 (Call 12/01/28)	4,000	5,011,120
Series A-2, 5.50%, 12/01/34 (PR 12/01/20)	85	87,971
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,406,120
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	5,302,495
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,418,260
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	3,142,400
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	3,102,450
Series C, 5.00%, 12/01/39 (Call 12/01/24)	1,500	1,771,515
Series C, 5.00%, 12/01/43 (Call 12/01/23)	1,445	1,638,139
Series C, 5.00%, 12/01/43 (PR 12/01/23)	4,555	5,250,184
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,486,120
Series E, 0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	2,581,850
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	938,286
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,711,419
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47
(Call 08/01/27)	1,500	1,807,935
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%,
09/01/44 (Call 09/01/29) (AGM)	1,000	1,269,440
School District of Philadelphia (The) GOL, Series A,
5.00%, 09/01/44 (Call 09/01/29) (SAW)	6,555	8,230,458
State Public School Building Authority RB
5.50%, 06/01/28 (AGM, SAW)	470	618,041
Series A, 5.00%, 06/01/31 (Call 12/01/26) (AGM, SAW)	2,000	2,455,520
Security	Par (000)	Value

Pennsylvania (continued)
Westmoreland County Municipal Authority RB, 5.00%,
08/15/37 (PR 08/15/23)	$1,000	$1,142,630
		476,553,974
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,000	2,263,920
Series B, 5.00%, 06/15/26	2,500	3,108,150
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	3,053,875
Rhode Island Health & Educational Building Corp. RB,
Series A, 5.00%, 09/01/29 (Call 09/01/27)	3,490	4,516,549
		12,942,494
South Carolina — 0.5%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/25 (Call 12/01/23)	2,800	3,234,056
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,483,068
5.00%, 12/01/30 (Call 12/01/23)	2,000	2,296,980
City of Columbia SC Waterworks & Sewer System
Revenue RB
Series A, 5.00%, 02/01/41 (PR 02/01/21)	500	519,350
Series A, 5.00%, 02/01/49 (Call 02/01/29)	2,500	3,196,725
County of Charleston SC GO, 5.00%, 11/01/22	4,385	4,876,339
Piedmont Municipal Power Agency RB, Series A-2, 5.00%,
01/01/22 (Call 01/01/21)	1,000	1,033,050
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,441,680
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,630,000
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,647,664
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,274,560
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	7,578,155
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,639,000
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,423,955
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,410,980
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,815,653
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,637,235
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,291,214
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,650,040
Series C, 5.00%, 12/01/36 (Call 12/01/21)	1,500	1,604,625
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,733,160
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	7,152,513
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,775,280
South Carolina Transportation Infrastructure Bank RB
Series A, 4.00%, 10/01/33 (Call 10/01/21)	1,000	1,044,270
Series A, 5.00%, 10/01/24	1,000	1,187,300
Series B, 3.38%, 10/01/32 (Call 10/01/22)	1,000	1,052,950
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	756,820
State of South Carolina GO, Series A, 4.00%, 04/01/22
(Call 04/01/20)	1,000	1,003,660
		80,390,282
Tennessee — 0.6%
City of Memphis TN GO
Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,410,140
Series D, 5.00%, 07/01/21 (Call 07/01/20)	1,250	1,267,350
Series D, 5.00%, 07/01/22 (Call 07/01/20)	2,775	2,813,406
County of Shelby TN GO
Series A, 5.00%, 03/01/23	7,000	7,870,310
Series A, 5.00%, 03/01/24	1,000	1,165,120
Metropolitan Government of Nashville & Davidson County
TN Electric Revenue RB, Series A, 5.00%, 05/15/36
(Call 05/15/21)	1,025	1,074,026

S c h e d u l e o f I n v e s t m e n t s	57

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 07/01/34 (Call 07/01/28)	$5,180	$6,199,527
4.00%, 07/01/36 (Call 07/01/28)	5,000	5,946,850
5.00%, 07/01/20	2,000	2,027,420
5.00%, 07/01/22	5,875	6,445,874
5.00%, 07/01/23 (Call 07/01/22)	3,810	4,182,085
5.00%, 07/01/23 (PR 07/01/22)	190	208,411
5.00%, 01/01/24	3,800	4,403,212
5.00%, 07/01/24 (Call 07/01/23)	2,250	2,562,795
5.00%, 01/01/25	2,000	2,398,840
5.00%, 07/01/27	1,000	1,289,490
5.00%, 07/01/30 (Call 07/01/28)	3,000	3,931,530
5.00%, 07/01/32 (Call 07/01/28)	5,000	6,518,850
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%,
07/01/46 (Call 07/01/27)	1,290	1,604,296
Metropolitan Nashville Airport Authority (The) RB
Series A, 5.00%, 07/01/44 (Call 07/01/30)	2,000	2,624,180
Series A, 5.00%, 07/01/49 (Call 07/01/30)	2,000	2,607,820
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	3,000	3,232,350
Series A, 5.00%, 08/01/21	1,000	1,059,540
Series A, 5.00%, 08/01/22	4,925	5,424,296
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/43 (Call 11/01/22) (HERBIP)	11,205	12,301,297
Series A, 5.00%, 11/01/47 (Call 11/01/27) (HERBIP)	5,000	6,279,100
Series B, 5.00%, 11/01/40 (Call 11/01/25) (HERBIP)	4,025	4,796,633
		102,644,748
Texas — 9.1%
Aldine Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	2,000	2,308,160
5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,894,880
Austin Community College District GOL
4.00%, 08/01/40 (Call 08/01/25)	1,500	1,687,785
4.00%, 08/01/48 (Call 08/01/27)	3,500	4,003,335
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40 (Call 01/01/26)	6,355	7,584,375
5.00%, 01/01/42 (Call 01/01/23)	1,560	1,715,407
5.00%, 01/01/46 (Call 01/01/26)	5,925	7,012,060
6.00%, 01/01/41 (PR 01/01/21)	1,000	1,042,460
Series A, 5.00%, 01/01/40 (Call 07/01/25)	6,060	7,152,739
Series A, 5.00%, 01/01/43 (Call 01/01/23)	2,500	2,747,025
Series A, 5.00%, 01/01/45 (Call 07/01/25)	2,500	2,930,375
Series B, 5.00%, 01/01/45 (Put 01/07/21)(b)(c)	500	506,220
Central Texas Turnpike System RB
First Series, 0.00%, 08/15/21 (AMBAC)(a)	115	113,561
Series A, 0.00%, 08/15/21 (AMBAC)(a)	385	378,821
Series A, 5.00%, 08/15/41 (PR 08/15/22)	6,920	7,625,494
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	510,380
Series B, 5.00%, 08/15/37 (Call 08/15/24)	2,500	2,919,000
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,335,340
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,748,250
Series C, 5.00%, 08/15/37 (Call 08/15/24)	19,020	22,082,030
Series C, 5.00%, 08/15/42 (Call 08/15/24)	10,250	11,826,040
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,101,490
Series A, 5.00%, 11/15/45 (Call 11/15/25)	2,000	2,377,460
Series B, 5.00%, 11/15/44 (Call 11/15/29)	3,120	4,068,979
Series B, 5.00%, 11/15/49 (Call 11/15/29)	3,000	3,882,690
	Par
Security	(000)	Value

Texas (continued)
City of Austin TX Water & Wastewater System
Revenue RB
5.00%, 11/15/37 (Call 11/15/22)	$1,000	$1,107,980
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,771,904
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,069,020
5.00%, 11/15/41 (Call 11/15/26)	1,000	1,225,870
5.00%, 11/15/42 (Call 11/15/22)	8,000	8,841,280
City of Brownsville TX Utilities System Revenue RB,
5.00%, 09/01/31 (Call 03/30/20) (AMBAC)	5	5,015
City of Corpus Christi TX Utility System Revenue RB,
Series A, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,344,500
City of Dallas TX GOL
5.00%, 02/15/23	1,620	1,811,403
5.00%, 02/15/24	1,800	2,081,772
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,738,950
City of Dallas TX Waterworks & Sewer System
Revenue RB
5.00%, 10/01/35 (Call 10/01/20)	1,080	1,105,013
5.00%, 10/01/39 (Call 10/01/20)	700	715,631
5.00%, 10/01/39	150	153,641
5.00%, 10/01/40 (Call 10/01/21)	1,500	1,589,805
5.00%, 10/01/46 (Call 10/01/27)	2,500	3,107,725
Series A, 5.00%, 10/01/24	3,000	3,560,430
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,715,882
Series A, 5.00%, 10/01/29 (Call 10/01/26)	1,375	1,742,964
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,542,750
Series A, 5.00%, 10/01/31 (Call 10/01/26)	1,610	2,034,026
Series A, 5.00%, 10/01/32 (Call 10/01/26)	5,510	6,949,598
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	6,139,450
City of Garland TX Electric Utility System Revenue RB
4.00%, 03/01/49 (Call 03/01/29)	1,000	1,158,640
5.00%, 03/01/44 (Call 03/01/29)	2,000	2,518,720
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/26 (Call 07/01/21)	2,750	2,903,752
Series B, 5.00%, 07/01/29 (Call 07/01/28)	3,680	4,792,722
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,618,550
Series B, 5.00%, 07/01/31 (Call 07/01/22)	1,500	1,638,450
Series B, 5.00%, 07/01/32 (Call 07/01/22)	1,000	1,091,820
Series D, 5.00%, 07/01/37 (Call 07/01/28)	1,500	1,906,635
Series D, 5.00%, 07/01/39 (Call 07/01/28)	1,495	1,890,682
City of Houston TX Combined Utility System Revenue RB
Series A, 5.25%, 11/15/28 (PR 11/15/20)	2,035	2,099,082
Series A, 5.25%, 11/15/31 (PR 11/15/20)	1,000	1,031,490
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,298,300
Series B, 5.00%, 11/15/30 (Call 11/15/26)	2,430	3,061,751
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,973,680
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,968,840
Series B, 5.00%, 11/15/43 (Call 11/15/23)	1,000	1,130,440
Series C, 5.00%, 05/15/20.	2,525	2,546,109
Series C, 5.00%, 05/15/22.	2,500	2,728,575
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,510,900
Series C, 5.00%, 05/15/28 (Call 05/15/24)	2,005	2,340,938
Series D, 5.00%, 11/15/21	890	952,976
Series D, 5.00%, 11/15/33 (PR 11/15/21)	1,000	1,072,000
Series D, 5.00%, 11/15/36 (PR 11/15/21)	2,650	2,840,800
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,316,320
City of Houston TX GOL
Series A, 5.00%, 03/01/20	3,580	3,580,000
Series A, 5.00%, 03/01/24	2,000	2,328,520
Series A, 5.00%, 03/01/25	2,350	2,824,300

58	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Series A, 5.00%, 03/01/26 (Call 03/01/24)	$1,540	$1,788,310
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	2,148,443
City of San Antonio Texas Electric & Gas Systems
Revenue RB
4.00%, 02/01/47 (Call 02/01/27)	3,970	4,524,569
5.00%, 02/01/21	3,500	3,635,450
5.00%, 02/01/22	5,400	5,836,752
5.00%, 02/01/23	1,040	1,165,112
5.00%, 02/01/27	3,000	3,821,250
5.00%, 02/01/34 (Call 02/01/30)	2,000	2,677,480
5.00%, 02/01/35 (Call 02/01/30)	2,000	2,667,860
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,898,865
5.00%, 02/01/47 (Call 02/01/27)	7,500	9,141,075
5.00%, 02/01/47 (Call 08/01/27)	2,500	3,084,275
5.00%, 02/01/48 (Call 02/01/23)	10,250	11,457,347
5.25%, 02/01/24	2,620	3,065,583
5.25%, 02/01/25	1,370	1,660,632
Series A, 5.00%, 02/01/26	1,700	2,105,688
Series D, 3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,000	1,015,610
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/25	1,265	1,518,164
5.00%, 02/01/25 (ETM)	1,235	1,477,715
5.00%, 02/01/31 (Call 02/01/26)	2,000	2,458,960
Series 2020, 5.00%, 02/01/49 (Call 02/01/30)	2,000	2,604,420
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	2,329,017
5.00%, 06/15/38 (Call 06/15/24)	7,670	8,934,706
5.00%, 06/15/43 (Call 06/15/26)	1,250	1,515,975
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,650,280
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,410	1,560,800
Series A, 5.00%, 10/01/25	2,000	2,455,080
Series A, 5.00%, 10/01/27 (Call 10/01/25)	1,605	1,976,782
County of Harris TX GOL, Series A, 5.00%, 10/01/24 (Call 10/01/22)	1,500	1,660,425
County of Harris TX RB
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,484,600
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	4,306,979
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,297,420
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	2,290,660
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,140,610
4.00%, 02/15/38 (Call 02/15/29) (PSF)	2,915	3,498,291
5.00%, 02/15/25 (PSF)	1,610	1,930,390
5.00%, 02/15/26 (PSF)	4,775	5,909,110
5.00%, 02/15/27 (Call 02/15/26) (PSF)	1,450	1,795,854
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,238,060
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	9,425	10,840,164
Dallas Area Rapid Transit RB
5.00%, 12/01/32 (Call 12/01/29)	6,000	8,080,560
5.00%, 12/01/33 (Call 12/01/29)	5,825	7,826,645
5.00%, 12/01/42 (Call 12/01/22)	3,330	3,662,034
5.25%, 12/01/29 (AMBAC)	1,050	1,447,604
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,015	3,603,347
Series A, 5.00%, 12/01/46 (Call 12/01/25)	6,630	8,005,659
Series B, 4.00%, 12/01/35 (Call 12/01/26)	8,000	9,301,600
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,137,500
5.00%, 08/15/28 (Call 08/15/22) (PSF)	1,000	1,099,660
	Par
Security	(000)	Value

Texas (continued)
5.00%, 08/15/29 (Call 08/15/22) (PSF)	$500	$549,700
Dallas/Fort Worth International Airport RB
Series A, 5.00%, 11/01/42 (PR 11/01/20)	1,000	1,027,760
Series A, 5.00%, 11/01/45 (PR 11/01/20)	500	513,880
Series A, 5.25%, 11/01/38 (PR 11/01/20)	500	514,705
Series B, 5.00%, 11/01/32 (Call 11/01/20)	1,000	1,027,630
Series B, 5.00%, 11/01/38 (Call 11/01/22)	6,860	7,550,185
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,648,005
Series C, 5.00%, 11/01/45 (Call 11/01/21)	2,000	2,130,100
Series D, 5.00%, 11/01/33 (Call 11/01/23)	1,000	1,138,720
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,153,110
Series F, 5.13%, 11/01/25 (Call 11/01/23)	2,100	2,431,842
Series G, 5.00%, 11/01/33 (Call 11/01/20)	2,000	2,055,120
Denton Independent School District GO
4.00%, 08/15/48 (Call 08/15/28) (PSF)	1,500	1,746,075
5.00%, 08/15/48 (Call 08/15/27) (PSF)	3,500	4,346,440
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	2,000	2,384,840
Fort Bend Grand Parkway Toll Road Authority RB
4.00%, 03/01/46 (Call 03/01/22)	4,400	4,608,780
5.00%, 03/01/37 (Call 03/01/22)	1,000	1,080,550
Fort Worth Independent School District GO, 5.00%,
02/15/28 (Call 02/15/25) (PSF)	3,500	4,196,465
Frisco Independent School District GO, 4.00%, 08/15/49
(Call 02/15/29) (PSF)	2,375	2,777,183
Grand Parkway Transportation Corp. RB
First Series, 3.00%, 10/01/50 (Call 04/01/30)	2,000	2,141,980
First Series, 4.00%, 10/01/45 (Call 04/01/30)	7,900	9,401,079
First Series, 4.00%, 10/01/49 (Call 04/01/30)	6,500	7,698,145
Series A, 5.00%, 10/01/36 (Call 04/01/28)	3,000	3,821,370
Series A, 5.00%, 10/01/38 (Call 04/01/28)	2,000	2,533,940
Series A, 5.00%, 10/01/43 (Call 04/01/28)	10,995	13,785,311
Series A, 5.00%, 10/01/48 (Call 04/01/28)	13,965	17,402,904
Series A, 5.50%, 04/01/53 (PR 10/01/23)	1,500	1,739,505
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	2,256,780
Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,138,660
Series B, 5.00%, 04/01/53 (PR 10/01/23)	6,000	6,864,180
Harris County Flood Control District RB
5.00%, 10/01/26 (Call 10/01/24)	3,400	4,047,428
Series A, 5.00%, 10/01/23	5,000	5,735,100
Series A, 5.00%, 10/01/34 (PR 10/01/20) (GTD)	1,520	1,556,890
Series A, 5.00%, 10/01/39 (PR 10/01/20) (GTD)	1,000	1,024,270
Series A, 5.25%, 10/01/21	1,115	1,192,994
Series A, 5.25%, 10/01/21 (ETM)	285	304,471
Harris County Toll Road Authority (The) RB
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,562,680
Series A, 5.00%, 08/15/32 (Call 02/15/28)	3,000	3,836,790
Series A, 5.00%, 08/15/43 (Call 02/15/28)	4,125	5,175,101
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	604,125
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	632,540
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,638,059
Houston Community College System GOL
4.00%, 02/15/43 (Call 02/15/23)	5,000	5,328,700
5.00%, 02/15/33 (Call 02/15/23)	2,000	2,224,540
5.00%, 02/15/36 (Call 08/15/20)	5,500	5,511,055
Houston Independent School District GOL
4.00%, 02/15/42 (Call 02/15/27) (PSF)	1,300	1,488,019
5.00%, 02/15/25 (PSF)	2,670	3,211,369
5.00%, 02/15/26 (PSF)	1,175	1,458,704
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,269,240

S c h e d u l e o f I n v e s t m e n t s	59

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Series A, 5.00%, 02/15/25 (PSF)	$2,385	$2,868,583
Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,783,723
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	1,000	1,232,920
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	6,146,750
Katy Independent School District GO, 4.00%, 02/15/48
(Call 02/15/28) (PSF)	13,650	15,807,655
Lamar Consolidated Independent School District GO,
4.00%, 02/15/50 (Call 02/15/28) (PSF)	3,000	3,452,400
Leander Independent School District GO
Series A, 5.00%, 08/15/38 (Call 08/15/25) (PSF)	1,075	1,286,281
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,788,630
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	16,490	5,412,018
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,917,742
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	222,950
Lewisville Independent School District GO
Series A, 4.00%, 08/15/27 (Call 08/15/25) (PSF)	4,940	5,759,991
Series A, 5.00%, 08/15/20 (PSF)	3,610	3,678,626
Series B, 5.00%, 08/15/25	2,535	3,088,517
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,428,277
Lower Colorado River Authority RB
5.00%, 05/15/40 (Call 05/15/20)	1,500	1,511,565
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,831,245
5.00%, 05/15/43 (Call 05/15/28)	1,000	1,249,620
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,687,735
Series A, 5.00%, 05/15/35 (Call 05/15/20)	2,000	2,016,800
Series A, 5.00%, 05/15/39 (Call 05/15/22)	4,950	5,374,116
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/36 (PR 11/01/21)	1,000	1,070,360
Series A, 5.00%, 11/01/41 (PR 11/01/21)	1,000	1,070,360
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	792,900
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	681,485
North Texas Municipal Water District Water System Revenue RB, 4.00%, 09/01/46 (Call 09/01/26)	6,000	6,769,620
North Texas Tollway Authority RB
4.25%, 01/01/49 (Call 01/01/28)	1,500	1,733,265
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,221,970
6.00%, 01/01/34 (PR 01/01/21)	1,000	1,042,890
6.00%, 01/01/43 (PR 01/01/21)	250	260,723
First Series, 0.00%, 01/01/33 (AGC)(a)	3,450	2,745,614
First Series, 0.00%, 01/01/37 (AGC)(a)	3,250	2,332,785
Series A, 4.00%, 01/01/36 (Call 01/01/29)	6,300	7,482,636
Series A, 4.00%, 01/01/37 (Call 01/01/27)	5,305	6,106,692
Series A, 4.00%, 01/01/37 (Call 01/01/29)	5,000	5,925,300
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	4,164,118
Series A, 4.00%, 01/01/44 (Call 01/01/29)	2,000	2,325,540
Series A, 5.00%, 01/01/22	5,600	6,021,624
Series A, 5.00%, 01/01/23	5,375	6,000,112
Series A, 5.00%, 01/01/24 (Call 01/01/23)	500	557,405
Series A, 5.00%, 01/01/25 (Call 01/01/24)	2,500	2,893,750
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,235	2,488,941
Series A, 5.00%, 01/01/26 (Call 01/01/24)	4,375	5,062,531
Series A, 5.00%, 01/01/27 (Call 01/01/24)	7,465	8,628,943
Series A, 5.00%, 01/01/28 (Call 01/01/26)	1,500	1,837,335
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	10,214,066
Series A, 5.00%, 01/01/32 (Call 01/01/25)	7,000	8,281,000
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,362,820
Series A, 5.00%, 01/01/34	10,500	14,966,175
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,240,490
	Par
Security	(000)	Value

Texas (continued)
Series A, 5.00%, 01/01/35	$1,000	$1,445,410
Series A, 5.00%, 01/01/35 (Call 01/01/27)	1,900	2,353,530
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,236,510
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,109,880
Series A, 5.00%, 01/01/38 (Call 01/01/25)	8,455	9,920,167
Series A, 5.00%, 01/01/38 (Call 01/01/29)	6,820	8,756,744
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	3,011,525
Series A, 5.00%, 01/01/39 (Call 01/01/28)	2,500	3,148,475
Series A, 5.00%, 01/01/43 (Call 01/01/28)	5,550	6,932,172
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	7,574,126
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,520	2,694,434
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a).	1,620	873,585
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a).	2,500	859,225
Series B, 5.00%, 01/01/24 (Call 01/01/23)	500	556,360
Series B, 5.00%, 01/01/26	1,250	1,533,888
Series B, 5.00%, 01/01/26 (Call 01/01/23)	150	166,908
Series B, 5.00%, 01/01/27	2,500	3,152,525
Series B, 5.00%, 01/01/28	3,850	4,967,924
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	178,529
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,295,760
Series B, 5.00%, 01/01/31 (Call 01/01/26)	200	242,172
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,619,440
Series B, 5.00%, 01/01/38 (Call 01/01/21)	1,000	1,032,370
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	8,310,150
Series B, 5.00%, 01/01/42 (Call 01/01/22)	6,850	7,296,072
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	2,119,268
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	2,106,913
Series C, 0.00%, 09/01/43 (PR 09/01/31)(a)	500	669,965
Series C, 0.00%, 09/01/45 (PR 09/01/31)(a)	500	725,830
Series D, 0.00%, 01/01/31 (AGC)(a)	965	804,405
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	2,252,198
Series D, 5.00%, 09/01/24 (PR 09/01/21)	700	743,267
Series D, 5.00%, 09/01/29 (PR 09/01/21)	1,055	1,120,210
Series D, 5.00%, 09/01/30 (PR 09/01/21)	1,175	1,247,627
Series D, 5.00%, 09/01/32 (PR 09/01/21)	6,795	7,214,999
Pasadena Independent School District GO, 4.00%,
02/15/44 (Call 02/15/28) (PSF)	1,250	1,449,375
Permanent University Fund - University of Texas
System RB
5.00%, 07/01/41 (Call 07/01/23)	4,030	4,516,663
Series B, 4.00%, 07/01/41 (Call 07/01/26)	2,515	2,851,381
Series B, 5.00%, 07/01/25 (Call 07/01/24)	2,700	3,183,624
Plano Independent School District GO, Series B, 5.00%,
02/15/21 (PSF)	4,000	4,159,840
Richardson Independent School District GO
5.00%, 02/15/30 (Call 02/15/28) (PSF)	1,800	2,333,340
5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	8,315,099
Round Rock Independent School District GO
Series A, 3.00%, 08/01/33 (Call 08/01/29) (PSF)	1,750	1,973,843
Series A, 5.00%, 08/01/22 (PSF)	2,000	2,200,740
Series A, 5.00%, 08/01/31 (Call 08/01/29) (PSF)	4,000	5,345,680
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF)	2,500	2,909,325
5.00%, 08/15/48 (Call 08/15/25) (PSF)	6,000	7,119,120
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	1,500	1,604,535
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,972,438
San Antonio Water System RB
5.00%, 05/15/27 (Call 05/15/22)	365	397,784
5.00%, 05/15/27 (PR 05/15/22)	635	693,185

60	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Series A, 5.00%, 05/15/48 (Call 05/15/28)	$8,720	$10,908,982
Series A, 5.00%, 05/15/50 (Call 05/15/30)	3,000	3,901,710
Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	1,200	1,229,844
Series C, 5.00%, 05/15/33 (Call 11/15/26)	9,500	11,873,195
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,521,486
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,220	1,488,827
San Jacinto College District GOL, Series A, 5.00%, 02/15/44 (Call 02/15/29)	3,660	4,653,727
State of Texas GO
4.00%, 08/27/20	29,845	30,305,807
4.00%, 10/01/31 (Call 04/01/24)	2,500	2,799,850
4.00%, 10/01/33 (Call 04/01/24)	1,200	1,333,836
5.00%, 04/01/20	5,830	5,849,239
5.00%, 10/01/20	5,000	5,122,550
5.00%, 04/01/22	5,360	5,827,767
5.00%, 10/01/22	1,000	1,108,040
5.00%, 10/01/22 (Call 10/01/21)	8,000	8,528,480
5.00%, 04/01/23	2,900	3,270,446
5.00%, 04/01/24	5,000	5,838,100
5.00%, 10/01/24 (Call 04/01/24)	6,155	7,197,534
5.00%, 10/01/25 (Call 04/01/24)	4,240	4,957,069
5.00%, 04/01/27 (Call 04/01/24)	2,000	2,334,280
5.00%, 10/01/27 (Call 04/01/24)	4,000	4,663,640
5.00%, 04/01/28 (Call 04/01/24)	2,000	2,332,100
5.00%, 04/01/35 (Call 04/01/24)	1,660	1,919,441
5.00%, 04/01/36 (Call 04/01/24)	1,000	1,154,990
5.00%, 04/01/43 (Call 04/01/26)	3,000	3,621,510
5.00%, 04/01/46 (Call 04/01/26)	3,780	4,546,886
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,268,620
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,211,160
Series A, 5.00%, 10/01/20	1,500	1,536,765
Series A, 5.00%, 10/01/21	2,850	3,040,066
Series A, 5.00%, 10/01/22	6,175	6,842,147
Series A, 5.00%, 10/01/23	10,680	12,262,349
Series A, 5.00%, 10/01/24	5,550	6,592,290
Series A, 5.00%, 10/01/26 (Call 10/01/24)	1,000	1,188,930
Series A, 5.00%, 10/01/26 (Call 10/01/25)	8,300	10,172,729
Series A, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,444,900
Series A, 5.00%, 04/01/28 (PR 04/01/22)	2,000	2,175,340
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,925,050
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,566,640
Series A, 5.00%, 10/01/31 (Call 10/01/25)	1,000	1,225,510
Series A, 5.00%, 10/01/33 (Call 10/01/27)	7,800	9,953,970
Series A, 5.00%, 04/01/36 (PR 04/01/22)	1,500	1,631,505
Series A, 5.00%, 10/01/36 (Call 10/01/25)	6,055	7,339,023
Series A, 5.00%, 04/01/42 (PR 04/01/22)	3,000	3,263,010
Series A, 5.00%, 04/01/44 (Call 04/01/26)	2,045	2,464,859
Series A, 5.00%, 10/01/44 (Call 10/01/24)	13,650	15,839,596
Series B, 5.00%, 10/01/31 (Call 10/01/27)	6,755	8,647,548
Series B, 5.00%, 10/01/32 (Call 10/01/27)	5,825	7,452,738
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,237,340
Tarrant Regional Water District RB
5.00%, 03/01/37 (PR 03/01/22)	3,000	3,252,540
5.00%, 03/01/42 (PR 03/01/22)	3,000	3,252,540
Texas A&M University RB, Series E, 5.00%, 05/15/25	2,600	3,154,398
Texas State University System RB
Series A, 5.00%, 03/15/21	1,000	1,043,130
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,550	8,316,731
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,391,625
	Par
Security	(000)	Value

Texas (continued)
Texas Transportation Commission RB, 5.00%, 08/01/57
(Call 02/01/29)	$1,750	$2,147,005
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/20	500	512,225
5.00%, 10/01/21	7,325	7,812,332
5.00%, 10/01/22	2,025	2,241,574
5.00%, 10/01/23	1,265	1,451,942
5.00%, 10/01/26	2,905	3,659,893
Series A, 5.00%, 04/01/20	5,525	5,543,177
Series A, 5.00%, 10/01/20	5,000	5,122,250
Series A, 5.00%, 04/01/21	2,080	2,174,702
Series A, 5.00%, 10/01/21	6,990	7,455,045
Series A, 5.00%, 04/01/22	4,550	4,943,120
Series A, 5.00%, 04/01/23	13,315	15,011,464
Series A, 5.00%, 04/01/24	6,465	7,551,508
Series A, 5.00%, 10/01/24	6,525	7,753,592
Series A, 5.00%, 04/01/25 (Call 04/01/24)	1,150	1,344,235
Series A, 5.00%, 10/01/26	1,000	1,259,860
Texas Water Development Board RB
3.00%, 10/15/33 (Call 10/15/29)	4,000	4,542,760
3.00%, 10/15/34 (Call 10/15/29)	2,000	2,262,740
3.00%, 10/15/39 (Call 10/15/29)	5,335	5,896,829
4.00%, 10/15/36 (Call 10/15/29)	2,200	2,689,896
4.00%, 10/15/37 (Call 10/15/29)	3,000	3,655,560
4.00%, 10/15/38 (Call 10/15/29)	6,365	7,726,410
4.00%, 10/15/44 (Call 10/15/29)	5,000	5,967,400
4.00%, 10/15/49 (Call 10/15/29)	3,500	4,141,515
4.00%, 10/15/54 (Call 10/15/29)	1,000	1,177,930
Series A, 4.00%, 10/15/32 (Call 10/15/27)	3,450	4,125,751
Series A, 4.00%, 10/15/33 (Call 10/15/27)	2,000	2,383,840
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,446,820
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,189,920
Series A, 4.00%, 10/15/35 (Call 10/15/27)	2,500	2,969,175
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,575,130
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	5,048,696
Series A, 4.00%, 10/15/45 (Call 10/15/25)	4,865	5,473,563
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	4,349,792
Series A, 5.00%, 04/15/24	5,500	6,428,125
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,290,610
Series A, 5.00%, 10/15/31 (Call 10/15/25)	1,000	1,225,750
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,279,780
Series A, 5.00%, 10/15/40 (Call 10/15/25)	890	1,078,885
Series A, 5.00%, 10/15/43 (Call 04/15/28)	8,250	10,459,762
Series A, 5.00%, 10/15/47 (Call 10/15/27)	2,500	3,117,800
Series B, 4.00%, 10/15/34 (Call 10/15/28)	5,000	6,040,000
Series B, 4.00%, 10/15/43 (Call 10/15/28)	7,000	8,276,240
Series B, 5.00%, 04/15/22	5,500	5,985,210
Series B, 5.00%, 10/15/22	3,170	3,514,959
Series B, 5.00%, 10/15/30 (Call 10/15/25)	1,000	1,227,990
Series B, 5.00%, 10/15/32 (Call 10/15/28)	5,815	7,628,989
Series B, 5.00%, 10/15/38 (Call 10/15/28)	3,780	4,890,791
Series B, 5.00%, 04/15/49 (Call 10/15/28)	3,500	4,447,100
Trinity River Authority Central Regional Wastewater
System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,568,100
Tyler Independent School District GO, 4.00%, 02/15/47
(Call 02/15/27) (PSF)	1,600	1,819,024
University of Texas System (The) RB
Series A, 4.00%, 08/15/42 (Call 08/15/24)	1,205	1,326,452
Series A, 5.00%, 08/15/22	5,315	5,861,063
Series A, 5.00%, 08/15/23	10,000	11,440,600

S c h e d u l e o f I n v e s t m e n t s	61

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Series A, 5.00%, 08/15/34 (Call 08/15/29)	$3,900	$5,174,364
Series B, 5.00%, 08/15/21	2,445	2,593,827
Series B, 5.00%, 08/15/25	4,480	5,476,890
Series B, 5.00%, 08/15/26	3,810	4,796,599
Series B, 5.00%, 08/15/29	3,500	4,734,905
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,094,800
Series B, 5.00%, 08/15/49	5,000	8,419,150
Series C, 5.00%, 08/15/20	1,355	1,380,691
Series C, 5.00%, 08/15/25	2,500	3,056,300
Series D, 5.00%, 08/15/21.	600	636,522
Series D, 5.00%, 08/15/24	2,200	2,604,998
Series E, 5.00%, 08/15/26	8,335	10,493,348
Series E, 5.00%, 08/15/27	1,805	2,330,417
Series F, 5.00%, 08/15/47	2,000	3,329,940
Series I, 5.00%, 08/15/23	7,430	8,500,366
Series J, 5.00%, 08/15/25	1,600	1,956,032
Ysleta Independent School District GO, 5.00%, 08/15/47
(Call 08/15/26) (PSF)	2,940	3,551,138
		1,511,988,030
Utah — 0.6%
Intermountain Power Agency RB, Series A, 5.00%,
07/01/21	1,750	1,847,335
Salt Lake City Corp. Airport Revenue RB
Series B, 5.00%, 07/01/47 (Call 07/01/27)	3,645	4,466,437
Series B, 5.00%, 07/01/48 (Call 07/01/28)	2,000	2,496,680
State of Utah GO
3.00%, 07/01/34 (Call 01/01/29)	2,500	2,822,375
5.00%, 07/01/22	3,000	3,294,450
5.00%, 07/01/23	3,500	3,989,055
5.00%, 07/01/24	3,925	4,635,386
5.00%, 07/01/25 (Call 01/01/25)	2,000	2,396,380
5.00%, 07/01/26	7,640	9,611,655
5.00%, 07/01/29 (Call 01/01/29)	2,000	2,686,840
5.00%, 07/01/31 (Call 01/01/29)	2,000	2,663,260
5.00%, 07/01/32 (Call 01/01/29)	2,500	3,317,525
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	5,000	5,281,550
Series A, 4.00%, 07/01/21	1,600	1,668,784
Series A, 5.00%, 07/01/20	2,380	2,413,106
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,040	1,098,562
Series A, 5.00%, 07/01/26 (PR 07/01/21)	1,830	1,933,047
University of Utah (The) RB, Series A, 5.00%, 08/01/43
(PR 08/01/23) (SAP)	18,000	20,571,480
Utah Transit Authority RB
5.00%, 06/15/42 (PR 06/15/22)	7,675	8,412,432
Series A, 5.00%, 06/15/24	5,500	6,467,560
Series A, 5.00%, 06/15/25	3,520	4,278,103
Series A, 5.00%, 06/15/26 (Call 06/15/25)	3,440	4,178,740
Series A, 5.00%, 06/15/38 (Call 06/15/25)	5,500	6,594,060
		107,124,802
Vermont — 0.0%
University of Vermont & State Agricultural College RB,
5.00%, 10/01/40 (Call 10/01/25)	1,000	1,181,990

Virginia — 1.7%
Chesapeake Bay Bridge & Tunnel District RB
5.00%, 11/01/23	10,715	12,280,354
5.00%, 07/01/46 (Call 07/01/26)	7,000	8,338,890
5.00%, 07/01/51 (Call 07/01/26)	1,500	1,779,135
Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,658,470
	Par
Security	(000)	Value

Virginia (continued)
City of Richmond VA Public Utility RB, Series A, 5.00%,
01/15/43 (Call 01/15/23)	$2,000	$2,228,940
City of Richmond VA Public Utility Revenue RB, 5.00%,
01/15/30 (Call 01/15/26)	1,000	1,230,420
City of Richmond VA RB
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,480,762
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,466,180
Commonwealth of Virginia GO
Series B, 4.00%, 06/01/23	1,000	1,104,280
Series B, 5.00%, 06/01/21	5,000	5,263,300
Series B, 5.00%, 06/01/22	1,275	1,395,704
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,663,960
Series B, 5.00%, 06/01/27 (Call 06/01/25) (SAW)	1,250	1,520,175
County of Arlington VA GO, Series A, 5.00%, 08/01/22
(SAW)	1,075	1,184,252
County of Fairfax VA GO
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	7,535	8,981,569
Series B, 5.00%, 10/01/22 (SAW)	2,500	2,772,800
Series B, 5.00%, 04/01/23 (SAW)	7,315	8,266,169
Series B, 5.00%, 10/01/24 (SAW)	3,550	4,232,559
Hampton Roads Transportation Accountability
Commission RB
Series A, 5.00%, 07/01/22	8,000	8,775,440
Series A, 5.00%, 07/01/42 (Call 01/01/28)	8,110	10,227,197
Series A, 5.00%, 07/01/48 (Call 01/01/28)	5,000	6,255,100
University of Virginia RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,135,960
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	3,000	3,550,260
Series B, 5.00%, 08/01/21	3,730	3,952,084
Series B, 5.00%, 09/01/49 (Call 09/01/29)	5,000	6,501,250
Upper Occoquan Sewage Authority RB, Series A, 5.15%, 07/01/20 (NPFGC)	220	223,005
Virginia College Building Authority RB
Series A, 3.00%, 02/01/36 (Call 02/01/29)	5,000	5,529,600
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,387,270
Series A, 5.00%, 02/01/23	1,000	1,122,450
Series C, 5.00%, 02/01/28.	2,500	3,272,000
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,814,030
Series C, 5.00%, 02/01/30 (Call 02/01/29)	4,775	6,392,340
Series C, 5.00%, 02/01/31 (Call 02/01/27)	2,830	3,572,649
Series D, 3.00%, 02/01/27 (Call 02/01/25) (HERBIP)	2,685	2,927,590
Series E, 5.00%, 02/01/23	3,000	3,362,730
Series E, 5.00%, 02/01/25	2,500	3,000,325
Series E, 5.00%, 02/01/26	5,000	6,196,450
Series E, 5.00%, 02/01/28	1,000	1,308,800
Series E, 5.00%, 02/01/29 (Call 02/01/28)	7,000	9,154,180
Series E, 5.00%, 02/01/30 (Call 02/01/28)	1,695	2,207,229
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,025	1,329,497
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29 (PR 05/15/21) (SAP)	1,000	1,038,990
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,665,850
4.00%, 05/15/42 (Call 05/15/27)	8,920	10,249,080
5.00%, 09/15/23	1,000	1,145,600
5.00%, 03/15/24	5,000	5,822,650
5.00%, 05/15/27 (PR 05/15/21) (SAP)	500	525,455
5.00%, 09/15/27	2,000	2,589,340
5.00%, 05/15/28 (PR 05/15/22)	1,000	1,092,780
5.00%, 05/15/33 (PR 05/15/21) (SAP)	2,275	2,390,820
5.00%, 05/15/34 (PR 05/15/21) (SAP)	3,000	3,152,730
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,185,030

62	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Virginia (continued)
Series A, 4.00%, 05/15/36 (Call 11/15/27)	$4,985	$5,875,371
Series A, 5.00%, 05/15/23	3,650	4,132,019
Series A, 5.00%, 05/15/24	5,000	5,858,250
Series A, 5.00%, 05/15/26	2,275	2,843,636
Series A, 5.00%, 05/15/27	2,000	2,567,140
Series A, 5.00%, 05/15/28 (Call 11/15/27)	3,000	3,901,770
Series A, 5.00%, 05/15/33 (Call 11/15/27)	2,775	3,553,193
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/27	3,000	3,889,320
Series A, 5.00%, 08/01/28 (Call 08/01/27)	2,980	3,851,084
Series B, 5.00%, 08/01/23	1,820	2,077,949
Series B, 5.00%, 08/01/25	1,910	2,335,491
Series C, 4.00%, 08/01/26 (Call 08/01/24)	1,785	2,032,740
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	2,000	2,026,860
5.00%, 08/01/22 (SAW)	3,000	3,302,610
5.00%, 08/01/23 (Call 08/01/22) (SAW)	2,500	2,757,250
5.00%, 08/01/25	2,500	3,056,925
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,852,497
Series B, 5.00%, 08/01/20	14,000	14,245,420
		273,063,205
Washington — 2.9%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/29 (Call 11/01/25)	3,500	4,290,510
Series S-1, 5.00%, 11/01/31 (Call 11/01/25)	1,250	1,531,963
Series S-1, 5.00%, 11/01/35 (Call 11/01/25)	1,610	1,957,084
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	2,000	2,427,500
Series S-1, 5.00%, 11/01/45 (Call 11/01/25)	17,300	20,658,449
Series S-1-GREEN, 5.00%, 11/01/46	3,170	5,088,357
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,959,132
Series A, 5.25%, 02/01/36 (PR 02/01/21)	1,200	1,249,152
Series B, 5.00%, 02/01/25	4,410	5,304,392
Series C, 4.00%, 09/01/47 (Call 09/01/27)	3,135	3,593,776
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,076,650
Series A, 5.00%, 01/01/38 (Call 07/01/23)	1,000	1,118,680
County of King WA Sewer Revenue RB
5.00%, 07/01/40 (Call 01/01/25)	2,000	2,352,920
5.00%, 01/01/45 (PR 07/01/20)	1,000	1,013,565
5.00%, 01/01/50 (PR 07/01/20)	10,995	11,143,023
5.00%, 01/01/52 (Call 01/01/22)	4,000	4,240,320
5.13%, 01/01/41 (PR 01/01/21)	500	517,809
Series B, 5.00%, 07/01/39 (Call 07/01/23)	3,000	3,350,850
Series B, 5.00%, 01/01/41 (PR 01/01/21)	1,330	1,376,015
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,611,610
Energy Northwest RB
5.00%, 07/01/23	8,000	9,098,000
5.00%, 07/01/24	2,050	2,414,306
5.00%, 07/01/26 (Call 07/01/25)	2,000	2,433,980
5.00%, 07/01/28	1,400	1,847,888
Sereis A, 5.00%, 07/01/37 (Call 07/01/29)	2,000	2,619,020
Series A, 4.00%, 07/01/38 (Call 07/01/25)	2,000	2,248,120
Series A, 5.00%, 07/01/21	3,790	4,002,392
Series A, 5.00%, 07/01/22	1,500	1,645,020
Series A, 5.00%, 07/01/22 (Call 07/01/21)	565	596,589
Series A, 5.00%, 07/01/23	1,000	1,137,250
Series A, 5.00%, 07/01/23 (Call 07/01/21)	2,100	2,216,550
Series A, 5.00%, 07/01/24	2,000	2,355,420
Series A, 5.00%, 07/01/25	5,000	6,088,500

	Par
Security	(000)	Value

Washington (continued)
Series A, 5.00%, 07/01/26	$3,000	$3,761,580
Series A, 5.00%, 07/01/26 (Call 07/01/21)	1,575	1,662,413
Series A, 5.00%, 07/01/26 (Call 07/01/22)	2,205	2,414,960
Series A, 5.00%, 07/01/27 (Call 07/01/20)	9,400	9,530,472
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,093,760
Series A, 5.00%, 07/01/28 (Call 07/01/27)	4,505	5,779,329
Series A, 5.00%, 07/01/30 (Call 07/01/24)	2,500	2,928,350
Series A, 5.00%, 07/01/33 (Call 07/01/25)	2,500	3,024,375
Series A, 5.00%, 07/01/34 (Call 07/01/25)	2,000	2,410,680
Series A, 5.00%, 07/01/36 (Call 07/01/29)	3,190	4,189,076
Series A, 5.00%, 07/01/38 (Call 07/01/25)	8,045	9,680,870
Series A, 5.00%, 07/01/38 (Call 07/01/29)	2,000	2,610,460
Series C, 5.00%, 07/01/25	3,000	3,653,100
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,353,960
Series C, 5.00%, 07/01/27	1,000	1,288,670
Series C, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,174,630
Series C, 5.00%, 07/01/30 (Call 07/01/28)	5,500	7,182,340
Series C, 5.00%, 07/01/31 (Call 07/01/28)	1,050	1,365,735
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/35 (Call 06/01/28) (GTD)	1,000	1,284,030
5.00%, 12/01/36 (Call 06/01/28) (GTD)	3,000	3,838,710
Pierce County School District No. 10 Tacoma GO, 5.00%,
12/01/39 (Call 12/01/25) (GTD)	2,000	2,401,420
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,639,590
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	3,180,077
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,201,830
Snohomish County School District No. 201 Snohomish GO, Series B, 4.00%, 12/01/28 (Call 12/01/20) (GTD)	5,000	5,112,050
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22)	1,010	1,108,394
Series 2014-A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,699,020
Series 2017-A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,657,067
Series 2020-A, 5.00%, 08/01/25	12,950	15,827,102
Series 2020-A, 5.00%, 08/01/37 (Call 08/01/29)	10,445	13,765,152
Series 2020-A, 5.00%, 08/01/39 (Call 08/01/29)	3,500	4,583,635
Series 2020-A, 5.00%, 08/01/44 (Call 08/01/29)	4,345	5,624,211
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,175,536
Series A, 5.00%, 08/01/34 (PR 08/01/21)	5,450	5,776,074
Series A, 5.00%, 08/01/35 (Call 08/01/21)	500	527,955
Series A, 5.00%, 08/01/37 (Call 08/01/23)	2,000	2,265,360
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,370,095
Series A, 5.00%, 08/01/42 (Call 08/01/27)	3,260	4,067,600
Series A-1, 5.00%, 08/01/32 (Call 08/01/25)	2,500	3,030,600
Series B, 5.00%, 07/01/23	2,500	2,848,450
Series B, 5.00%, 07/01/24	6,260	7,378,349
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,500	1,768,440
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,050	1,237,793
Series B, 5.00%, 07/01/27 (Call 01/01/26)	1,000	1,233,060
Series B, 5.00%, 07/01/28 (Call 01/01/26)	10,500	12,933,060
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,844,820
Series B, 5.00%, 07/01/31 (Call 01/01/26)	1,250	1,528,750
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,658,140
Series C, 5.00%, 02/01/39 (Call 02/01/28)	2,000	2,532,120
Series C, 5.00%, 02/01/41 (Call 02/01/28)	2,240	2,824,102
Series C, 5.00%, 06/01/41 (Call 12/01/21)	22,075	23,240,339
Series C, 5.00%, 02/01/42 (Call 02/01/28)	1,000	1,257,870
Series D, 5.00%, 07/01/25 (Call 07/01/22)	2,000	2,194,340

S c h e d u l e o f I n v e s t m e n t s	63

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Washington (continued)
Series D, 5.00%, 02/01/34 (PR 02/01/22)	$1,000	$1,080,690
Series D, 5.00%, 02/01/38 (Call 02/01/24)	8,170	9,420,337
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	1,036,584
Series D, 5.00%, 02/01/41 (Call 02/01/27)	2,530	3,125,511
Series D, 5.00%, 02/01/42 (Call 02/01/27)	1,700	2,095,879
Series R-2011-A, 5.00%, 01/01/21	1,000	1,035,000
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	3,750	4,113,488
Series R-2012-C, 5.00%, 07/01/25 (Call 07/01/22)	1,000	1,097,170
Series R-2012-C, 5.00%, 07/01/26 (Call 07/01/22)	1,500	1,644,300
Series R-2015, 5.00%, 07/01/21	1,625	1,716,065
Series R-2015, 5.00%, 07/01/23	6,300	7,178,094
Series R-2015, 5.00%, 07/01/24	5,000	5,893,250
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,792,365
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	3,000	3,577,080
Series R-2015-C, 5.00%, 07/01/30 (Call 01/01/25)	3,140	3,738,767
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	1,000	1,189,500
Series R-2015-D, 5.00%, 07/01/31 (Call 01/01/25)	2,240	2,667,594
Series R-2015-D, 5.00%, 07/01/32 (Call 01/01/25)	2,000	2,379,000
Series R-2015-E, 5.00%, 07/01/20	1,705	1,728,717
Series R-2015-E, 5.00%, 07/01/21	1,325	1,399,253
Series R-2015-E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,792,365
Series R-2015-E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,572,670
Series R-2015-E, 5.00%, 07/01/33 (Call 01/01/25)	4,395	5,225,435
Series R-2017-A, 5.00%, 08/01/22	1,000	1,101,380
Series R-2017-A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,856,244
Series R-2017-A, 5.00%, 08/01/34 (Call 08/01/26)	5,000	6,193,000
Series R-2018-C, 5.00%, 08/01/26	5,205	6,549,295
Series R-2018-C, 5.00%, 08/01/28 (Call 08/01/27)	1,500	1,928,550
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	2,200	2,819,344
Series R-2018-D, 5.00%, 08/01/27	2,775	3,588,408
Series R-2018-D, 5.00%, 08/01/28 (Call 08/01/27)	1,100	1,414,270
Series R-2018-D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,824,400
Series R-2018-D, 5.00%, 08/01/33 (Call 08/01/27)	7,410	9,427,965
Series R-C, 5.00%, 07/01/20	1,090	1,105,162
Series R-C, 5.00%, 07/01/21	1,425	1,504,857
Series R-C, 5.00%, 07/01/23	1,285	1,464,103
State of Washington RB
Series C, 5.00%, 09/01/21	4,500	4,779,495
Series C, 5.00%, 09/01/22	1,115	1,229,577
Series C, 5.00%, 09/01/24 (Call 09/01/23)	2,000	2,284,340
Series F, 5.00%, 09/01/20	1,000	1,020,730
Series F, 5.00%, 09/01/21	1,000	1,062,110
Series F, 5.00%, 09/01/22	1,215	1,339,853
Series F, 5.00%, 09/01/24 (Call 09/01/22)	4,720	5,200,071
University of Washington RB, Series A, 5.00%, 07/01/41 (Call 07/01/22)	1,000	1,084,330
Washington State Convention Center Public Facilities
District RB, 5.00%, 07/01/48 (Call 07/01/28)	7,450	9,261,021
Washington State University RB, 5.00%, 04/01/40
(Call 04/01/25)	2,055	2,388,609
		476,210,921
West Virginia — 0.1%
State of West Virginia GO
Series A, 5.00%, 12/01/43 (Call 06/01/29)	3,500	4,522,770
Series B, 4.00%, 06/01/42 (Call 06/01/28)	1,200	1,402,776
Series B, 4.00%, 12/01/42 (Call 06/01/28)	3,000	3,503,610
Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,535,360
West Virginia Economic Development Authority RB, Series A, 5.00%, 06/15/40 (PR 06/15/20)	1,270	1,285,126
	Par
Security	(000)	Value

West Virginia (continued)
West Virginia Parkways Authority RB, 5.00%, 06/01/43 (Call 06/01/28)	$3,500	$4,411,400
West Virginia University RB, Series B, 5.00%, 10/01/36 (Call 10/01/21)	1,000	1,059,060
		18,720,102
Wisconsin — 0.8%
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	1,000	1,212,820
5.00%, 11/01/28 (Call 05/01/27)	2,500	3,206,875
5.00%, 11/01/31 (Call 05/01/27)	8,530	10,879,844
Series 1, 5.00%, 05/01/20	1,500	1,510,260
Series 1, 5.00%, 05/01/21	8,260	8,664,988
Series 1, 5.00%, 05/01/21 (ETM)	5	5,240
Series 1, 5.00%, 05/01/22	1,050	1,144,553
Series 1, 5.00%, 05/01/23	1,400	1,585,486
Series 1, 5.00%, 11/01/23	9,025	10,406,908
Series 1, 5.00%, 11/01/24	1,000	1,192,160
Series 1, 5.00%, 05/01/30	2,500	3,458,125
Series 2, 5.00%, 11/01/20	8,620	8,861,619
Series 2, 5.00%, 11/01/21	2,000	2,140,040
Series 2, 5.00%, 11/01/22	3,000	3,335,310
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	2,070	2,218,543
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	1,040	1,134,762
Series 2, 5.00%, 11/01/25	1,375	1,694,069
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	7,735	9,956,647
Series 2, 5.00%, 11/01/29 (Call 05/01/26)	2,000	2,490,540
Series 3, 4.00%, 11/01/34 (Call 05/01/27)	4,020	4,760,765
Series 3, 5.00%, 11/01/22	5,175	5,753,410
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	1,000	1,282,750
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	1,175	1,495,951
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	810	1,029,380
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	6,350	7,605,649
Series 4, 5.00%, 05/01/27 (Call 11/01/24)	2,500	2,984,200
Series A, 4.00%, 05/01/31 (PR 05/01/22)	2,500	2,674,400
Series B, 5.00%, 05/01/22 (PR 05/01/21)	1,500	1,573,005
Series B, 5.00%, 05/01/38 (Call 05/01/25)	7,550	9,048,977
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,807,900
State of Wisconsin RB, Series A, 5.00%, 05/01/22.	3,000	3,269,490
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,097,170
Series 1, 5.00%, 07/01/27	1,000	1,287,850
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,575,540
Series A, 5.00%, 07/01/20 (AGM)	2,000	2,027,620
Series A, 5.00%, 07/01/36 (Call 07/01/28)	3,025	3,915,167
Series I, 5.00%, 07/01/20 (NPFGC)	1,000	1,013,810
Wisconsin Health & Educational Facilities Authority RB,
5.00%, 12/01/41 (Call 11/01/26)	3,075	3,698,303
		138,000,126
Total Municipal Debt Obligations — 98.8%
(Cost: $15,314,161,039)		16,354,398,009

64	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value
Short-Term Investments
Money Market Funds — 0.5%
BlackRock Liquidity Funds: MuniCash, 0.98%(d)(e)	83,588	$83,604,530

Total Short-Term Investments — 0.5%
(Cost: $83,590,867)		83,604,530

Total Investments in Securities — 99.3%
(Cost: $15,397,751,906)		16,438,002,539

Other Assets, Less Liabilities — 0.7%		110,519,542
Net Assets — 100.0%		$16,548,522,081

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares				Change in
	Held at		Held at				Unrealized
	02/28/19	Net Activity	02/29/20	Value at		Net Realized	Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income	Gain (Loss)(a)	(Depreciation)
BlackRock Liquidity Funds: MuniCash	95,219	(11,631)	83,588	$83,604,530	$1,637,145	$6,136	$11,693

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$16,354,398,009	$—	$16,354,398,009
Money Market Funds	83,604,530	—	—	83,604,530
	$83,604,530	$16,354,398,009	$—	$16,438,002,539

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	65

Schedule of Investments	iShares® New York Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations
New York — 98.5%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$1,000	$1,207,990
Series A, 5.00%, 11/01/20	20	20,573
Series A, 5.00%, 11/01/21	1,115	1,194,801
Series A, 5.00%, 11/01/22	365	407,026
Series A, 5.00%, 11/01/23	200	231,174
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,102,356
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	114,725
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,337,730
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,331,150
City of New York NY GO
5.00%, 08/01/27 (Call 08/01/21)	250	264,969
Series 1, 5.00%, 08/01/23	250	285,340
Series 2015-A, 5.00%, 08/01/21	500	529,405
Series 2015-A, 5.00%, 08/01/22	500	550,185
Series 2015-A, 5.00%, 08/01/23	400	456,544
Series A, 5.00%, 08/01/20	275	279,730
Series A, 5.00%, 08/01/26	430	540,441
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	305,023
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,284,880
Series A-1, 5.00%, 08/01/31 (PR 08/01/21)	200	212,200
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	554,010
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	622,310
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	618,095
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	405,429
Series B, 5.00%, 08/01/20	100	101,720
Series B, 5.00%, 08/01/22	845	929,813
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,208,280
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	709,759
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	310,245
Series C, 5.00%, 08/01/20	500	508,600
Series C, 5.00%, 08/01/21 (Call 03/26/20)	300	300,828
Series C, 5.00%, 08/01/22	475	522,676
Series C, 5.00%, 08/01/23	500	570,680
Series C, 5.00%, 08/01/26	1,000	1,256,840
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,627,076
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	618,335
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	816,770
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	296,948
Series C-1, 5.00%, 08/01/27	500	645,315
Series D, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,186,920
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	650,610
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	500	532,865
Series E, 5.00%, 08/01/23	740	844,606
Series E, 5.00%, 08/01/24	470	554,435
Series E, 5.00%, 08/01/26	500	628,420
Series E, 5.00%, 08/01/27 (Call 03/26/20)	355	355,980
Series E, 5.00%, 08/01/34 (Call 02/01/29)	1,000	1,311,250
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	469,620
Series F, 5.00%, 08/01/21	240	254,114
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	270,085
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	391,954
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	599,590
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	557,205
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	626,200
Series F-3, 5.00%, 12/01/25	500	616,085
Series G-1, 5.00%, 04/01/22	500	543,310
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,085,530

	Par
Security	(000)	Value

New York (continued)
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	$250	$271,330
Series I, 5.00%, 08/01/21	600	635,286
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,101,380
Series I, 5.00%, 08/01/27 (Call 08/01/22)	725	796,666
Series J, 5.00%, 08/01/21	600	635,286
Series J, 5.00%, 08/01/23	1,000	1,141,360
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,297,615
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	617,263
City of Rochester NY GOL, 4.00%, 02/15/21	1,000	1,030,030
City of Yonkers NY GOL
5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	370,247
Series A, 5.00%, 09/01/20 (AGM)	1,000	1,020,680
Series C, 5.00%, 10/01/23 (BAM)	335	383,739
County of Albany NY GOL, 5.00%, 04/01/22	1,000	1,087,700
County of Monroe NY GOL 5.00%, 06/01/20 (BAM)	1,000	1,010,200
Series B, 5.00%, 06/01/26 (AGM)	250	313,063
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	537,740
Series B, 5.00%, 10/01/24	1,000	1,182,850
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,276,370
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	555,490
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,279,820
Series C, 4.00%, 10/01/20	545	554,935
Series C, 5.00%, 10/01/21	500	532,610
Series C, 5.00%, 10/01/27	975	1,255,507
County of Rockland NY GOL
Series A, 5.00%, 03/01/20 (AGM)	1,995	1,995,000
Series A, 5.00%, 03/01/22 (AGM)	1,000	1,083,600
County of Suffolk NY GOL, Series C, 5.00%, 05/01/25
(Call 05/01/24)	2,575	2,981,850
County of Westchester NY GO, 5.00%, 07/01/21	290	306,608
County of Westchester NY GOL
Series A, 5.00%, 12/01/20	100	103,217
Series A, 5.00%, 01/01/21	2,450	2,537,612
Series A, 5.00%, 01/01/22	600	647,226
Series A, 5.00%, 07/01/23	305	348,484
Series A, 5.00%, 12/01/24	1,000	1,202,250
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	924,555
Erie County Fiscal Stability Authority RB
Series A, 5.00%, 05/15/21	670	705,356
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	565,132
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	165,000
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/22 (SAW)	220	239,811
Series A, 5.00%, 05/01/21 (SAW)	100	104,987
Series A, 5.00%, 05/01/23 (SAW)	500	566,750
Series A, 5.00%, 05/01/25 (Call 05/01/22) (SAW)	795	865,699
Hudson Yards Infrastructure Corp. RB
Series 2012-A, 5.25%, 02/15/47 (Call 02/15/21)	480	499,805
Series 2012-A, 5.25%, 02/15/47 (PR 02/15/21)	20	20,860
Series 2012-A, 5.75%, 02/15/47 (Call 02/15/21)	385	402,021
Series 2012-A, 5.75%, 02/15/47 (PR 02/15/21)	615	644,354
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	2,259,181
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,381,500
Series A, 5.00%, 02/15/23	375	421,057
Series A, 5.00%, 02/15/26	200	248,420
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	511,356
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	126,749

66	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® New York Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series A, 5.00%, 02/15/33 (Call 02/15/27)	$500	$630,805
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,758,610
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,170	2,714,301
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	623,225
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	248,840
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	247,248
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	800,221
Long Island Power Authority RB
1.65%, 09/01/49 (Put 09/01/24)(a)(b)	600	612,570
3.00%, 09/01/36 (Call 09/01/28)	1,950	2,109,490
5.00%, 09/01/21	200	212,578
5.00%, 09/01/31 (Call 09/01/27)	1,000	1,266,710
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,763,370
5.00%, 09/01/38 (Call 09/01/28)	250	316,838
5.00%, 09/01/42 (Call 09/01/27)	2,420	2,992,572
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	883,350
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	291,800
Series A, 5.00%, 09/01/37 (Call 09/01/22)	1,000	1,103,790
Series A, 5.00%, 05/01/38 (PR 05/01/21)	1,000	1,049,630
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,716,748
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	276,288
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,198,289
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	606,435
Metropolitan Transportation Authority RB
5.00%, 11/15/27 (Call 05/15/27)	755	958,359
Series A, 0.00%, 11/15/30(c)	850	712,121
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	278,060
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	488,402
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	363,792
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	536,705
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,565,184
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	396,060
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,198,610
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	241,550
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	626,395
Series B, 5.00%, 11/15/22	600	665,472
Series B, 5.00%, 11/15/24	500	592,545
Series B, 5.00%, 11/15/25	250	305,740
Series B, 5.00%, 11/15/26	625	783,606
Series B, 5.00%, 11/15/27 (Call 11/15/26)	2,000	2,505,580
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,500	1,840,950
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	455,340
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,275,840
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,277,260
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	772,525
Series C, 5.00%, 11/15/22	260	288,371
Series C, 5.00%, 11/15/22 (ETM)	150	167,391
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	645,090
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	304,384
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	251,086
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,338,756
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,354,560
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	466,976
Series C-1, 5.00%, 11/15/25	200	244,592
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	421,816
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,522,056
Series C-2, 0.00%, 11/15/27(c)	1,000	894,810
Series C-2, 0.00%, 11/15/29(c)	1,000	852,540
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(a)(b)	150	151,980
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	268,788
	Par
Security	(000)	Value

New York (continued)
Series D, 4.00%, 11/15/42 (Call 05/15/28)	$1,250	$1,446,512
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,364,919
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	554,925
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	987,838
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	622,650
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,045,704
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	285,793
Series D, 5.25%, 11/15/28 (PR 11/15/20)	700	722,393
Series D-1, 5.00%, 11/01/22	250	276,893
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	1,044,423
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	111,847
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	99,544
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	585,868
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	277,483
Monroe County Industrial Development Corp./NY RB
Series A, 5.00%, 07/01/20	500	507,020
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,777,788
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,123,400
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/22	1,670	1,866,025
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/20	100	102,516
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	468,696
New York City Industrial Development Agency RB
4.50%, 03/01/39 (Call 03/30/20) (FGIC)	270	272,506
5.00%, 03/01/31 (Call 03/30/20) (FGIC)	210	211,947
5.00%, 03/01/36 (Call 03/30/20) (NPFGC)	275	277,560
5.00%, 03/01/46 (Call 03/30/20) (FGIC)	455	459,231
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	372,320
Series S-1, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	443,692
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	504,721
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	676,407
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	602,050
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	592,110
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	443,061
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	653,290
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	653,290
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 08/01/39 (Call 08/01/26)	985	1,133,292
5.00%, 05/01/32 (Call 05/01/26)	500	618,305
5.00%, 08/01/33 (Call 08/01/24)	1,150	1,355,355
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,219,100
Series A, 5.00%, 11/01/21	500	535,010
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	427,740
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	399,476
Series A-1, 5.00%, 05/01/21	1,000	1,049,030
Series A-1, 5.00%, 08/01/24	500	591,970
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	401,486
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	383,035
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,208,530
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,285,800
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	454,164
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,272,100
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	463,844
Series B, 5.00%, 11/01/20	350	359,790

S c h e d u l e o f I n v e s t m e n t s	67

Schedule of Investments (continued)	iShares® New York Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series B, 5.00%, 11/01/20 (Call 03/30/20)	$125	$125,396
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	555,185
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	305,360
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,350	1,568,308
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	611,900
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	590,770
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	244,678
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	385	454,304
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,278,870
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	1,000	1,291,330
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,236,930
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,743,405
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	613,545
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,249,000
Series C, 5.00%, 11/01/21	500	535,010
Series C, 5.00%, 11/01/24	950	1,134,471
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,513,562
Series C, 5.00%, 11/01/26	115	145,898
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	1,106,370
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	554,995
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	612,700
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,275,850
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	441,735
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	256,553
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,202,470
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,786,260
Series C-1, 5.00%, 05/01/23	500	566,415
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	500	645,630
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,269,038
Series D, 5.00%, 11/01/23 (Call 05/01/20)	250	251,713
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	160,926
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	259,535
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	311,412
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	518,415
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	120,626
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	928,462
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	612,295
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,889,535
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	1,120,602
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	250,520
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	606,485
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,649,830
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	269,045
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,679,985
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,270,880
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,437,658
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,263,860
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	728,679
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	363,252
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,317,710
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	654,775
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	652,550
New York City Water & Sewer System RB
5.00%, 06/15/25.	805	984,909
5.00%, 06/15/33 (Call 06/15/22)	1,000	1,096,230
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,717,170
Series AA, 5.00%, 06/15/24	200	236,296
Series AA, 5.00%, 06/15/27	1,000	1,297,790
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	443,587
	Par
Security	(000)	Value

New York (continued)
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	$150	$158,424
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	430,412
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	610	617,174
Series BB, 5.00%, 06/15/44 (Call 12/15/21)	500	535,325
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	219,668
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	596,735
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	509,795
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	781,325
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,355,332
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	637,290
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	935	1,000,880
Series CC, 5.00%, 06/15/45 (PR 12/15/21)	165	177,398
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	416,616
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	330	375,167
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	293,483
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,158,480
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	600	645,876
Series DD, 5.00%, 06/15/21	500	527,215
Series DD, 5.00%, 06/15/22	500	548,865
Series DD, 5.00%, 06/15/24 (Call 12/15/22)	500	559,450
Series DD, 5.00%, 06/15/25 (Call 12/15/23)	275	317,820
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,181,380
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	205	232,286
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	571,938
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	3,020,495
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	581,995
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,851,165
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	598,820
Series DD-1, 5.00%, 06/15/30	500	693,975
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	619,560
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	606,625
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	547,915
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	634,740
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	383,622
Series EE, 5.38%, 06/15/43 (Call 12/15/20)	40	41,400
Series EE, 5.38%, 06/15/43 (PR 12/15/20)	85	88,091
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	531,750
Series FF, 5.00%, 06/15/25 (Call 06/15/20)	200	202,434
Series FF, 5.00%, 06/15/25 (PR 06/15/20)	300	303,588
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,361,900
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	2,570	3,296,359
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	25	26,345
Series GG, 5.00%, 06/15/26 (PR 06/15/21)	235	247,730
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	601,250
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	295,725
Series HH, 5.00%, 06/15/26 (Call 06/15/21)	750	790,335
Series HH, 5.00%, 06/15/31 (Call 06/15/21)	160	168,784
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	303,163
Series A, 0.00%, 11/15/48(c)	500	253,975
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	609,190
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21)	1,270	1,363,713
5.25%, 12/15/43 (Call 12/15/21)	740	798,460
5.75%, 11/15/51 (Call 11/15/21)	90	97,472
New York Local Government Assistance Corp. RB
Series A, 5.00%, 04/01/20	1,805	1,811,065
Series A, 5.00%, 04/01/21	675	706,334
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	1,020	1,096,276

68	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® New York Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22	$725	$810,100
Series A, 5.00%, 11/15/38 (Call 11/15/21)	2,910	3,104,213
New York State Dormitory Authority RB
4.00%, 07/01/46 (Call 07/01/29)	1,000	1,179,730
5.00%, 05/15/25 (Call 05/15/22)	500	546,060
5.00%, 07/01/26	125	156,733
5.00%, 02/15/28	1,000	1,308,480
5.00%, 07/01/30 (Call 07/01/29)	750	1,003,957
5.00%, 07/01/50 (Call 07/01/29)	500	647,365
Series 1, 5.50%, 07/01/40 (AMBAC)	400	618,140
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	577,080
Series A, 5.00%, 03/15/20	800	801,136
Series A, 5.00%, 10/01/20	220	225,562
Series A, 5.00%, 12/15/20	150	154,992
Series A, 5.00%, 03/15/21	825	861,193
Series A, 5.00%, 02/15/24	1,000	1,164,160
Series A, 5.00%, 03/15/24	500	584,000
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	279,358
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,117,430
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	413,124
Series A, 5.00%, 07/01/26	1,000	1,253,860
Series A, 5.00%, 10/01/26	255	326,321
Series A, 5.00%, 10/01/27	500	658,770
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	408,884
Series A, 5.00%, 10/01/28	500	677,765
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	641,338
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,168,299
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	832,210
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	479,384
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	556,660
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,196,490
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	395,495
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,869,390
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	624,580
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	388,260
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,319,160
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	596,955
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,629,540
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	2,003,880
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	622,760
Series A, 5.00%, 03/15/36 (Call 03/15/29)	2,000	2,621,420
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,306,720
Series A, 5.00%, 07/01/37 (Call 07/01/22)	250	274,643
Series A, 5.00%, 07/01/37 (PR 07/01/22)	510	561,041
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	564,095
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,298,130
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	616,455
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,295,140
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	436,317
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	305,890
Series A, 5.00%, 10/01/41 (Call 04/01/21)	500	521,880
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	562,510
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,025	1,157,912
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	573,385
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	130,182
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	118,342
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	299,240
Series A, 5.00%, 10/01/47	300	505,467
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	628,130
	Par
Security	(000)	Value

New York (continued)
Series A, 5.00%, 10/01/48	$500	$857,470
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	633,990
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	947,785
Series A-2, 5.00%, 10/01/46	225	376,357
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	873,641
Series B, 5.00%, 10/01/22	125	138,845
Series B, 5.00%, 10/01/24	190	227,099
Series B, 5.00%, 02/15/26	1,970	2,445,735
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,193,480
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	960,180
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,136,803
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	595,550
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,270,840
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	477,176
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	542,100
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	629,980
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	593,635
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	648,930
Series B, 5.00%, 03/15/42 (Call 03/15/22)	1,175	1,272,325
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,239,840
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	596,545
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	229,420
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	260,598
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	581,320
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,286,920
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	639,145
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	522,060
Series C, 5.50%, 07/01/23 (NPFGC)	200	220,766
Series D, 4.00%, 02/15/47 (Call 02/15/30)	1,000	1,197,700
Series D, 5.00%, 02/15/23	200	224,690
Series D, 5.00%, 02/15/25	1,400	1,685,376
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	251,518
Series D, 5.00%, 02/15/37 (Call 02/15/22)	2,000	2,161,220
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	324,072
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	269,878
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	467,232
Series E, 5.00%, 03/15/20	440	440,625
Series E, 5.00%, 05/15/20	520	524,477
Series E, 5.00%, 02/15/23	500	561,725
Series E, 5.00%, 02/15/24	1,000	1,164,160
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,215,490
Series E, 6.13%, 01/01/31 (Call 03/30/20)	5	5,020
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	441,700
New York State Environmental Facilities Corp. RB
4.00%, 06/15/37 (Call 06/15/29)	510	622,098
4.00%, 06/15/49 (Call 06/15/29)	500	595,225
5.00%, 06/15/20	1,000	1,012,170
5.00%, 06/15/24	250	294,790
5.00%, 06/15/28	500	664,830
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	559,707
Series A, 5.00%, 06/15/20	1,340	1,356,308
Series A, 5.00%, 06/15/22	375	411,289
Series A, 5.00%, 06/15/23	460	523,429
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	702,240
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	702,240
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	357,446
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	254,866
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,221,470
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	1,032,110
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,561,608

S c h e d u l e o f I n v e s t m e n t s	69

Schedule of Investments (continued)	iShares® New York Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series B, 5.00%, 06/15/20	$350	$354,260
Series B, 5.00%, 05/15/21	1,000	1,051,410
Series B, 5.00%, 06/15/25 (Call 06/15/21)	600	633,060
Series B, 5.00%, 06/15/36 (Call 06/15/21)	500	527,320
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	94,702
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,275,680
Series D, 5.00%, 06/15/22	520	570,320
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,580,994
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,234,910
New York State Thruway Authority Highway & Bridge Trust
Fund RB
Series A, 5.00%, 04/01/28 (Call 04/01/22)	530	575,103
Series A, 5.00%, 04/01/29 (Call 04/01/22)	1,500	1,627,005
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	208,752
New York State Thruway Authority RB
5.00%, 01/01/24.	500	578,755
5.00%, 01/01/35 (Call 01/01/30)	575	768,114
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	651,339
Series A, 5.00%, 03/15/20	230	230,327
Series A, 5.00%, 03/15/21	250	260,968
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	86,924
Series A, 5.00%, 03/15/23	1,000	1,126,890
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	266,170
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	255,575
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	122,093
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	597,870
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	714,072
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,321,926
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,177,590
Series B, 5.50%, 04/01/20 (AMBAC)	260	260,954
Series I, 5.00%, 01/01/37 (PR 01/01/22)	300	323,613
Series I, 5.00%, 01/01/42 (PR 01/01/22)	1,000	1,078,710
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	150,530
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	115,587
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,273,853
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	554,638
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	297,688
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	404,338
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	590,750
Series L, 5.00%, 01/01/21	250	258,708
Series L, 5.00%, 01/01/25	200	239,464
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	1,033,681
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	539,460
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/22	545	591,668
Series A, 5.00%, 03/15/23	2,140	2,412,230
Series A, 5.00%, 03/15/24	1,295	1,512,560
Series A, 5.00%, 03/15/25	350	422,712
Series A, 5.00%, 03/15/26	500	622,690
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	192,330
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	917,955
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	260,573
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	492,700
Series A, 5.00%, 03/15/32 (Call 03/15/26)	600	738,882
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	631,525
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	424,420
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	244,546
Series A-1, 5.00%, 03/15/21	450	469,741
Series A-1, 5.00%, 03/15/22	400	434,252
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	500	562,640
	Par
Security	(000)	Value

New York (continued)
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	$520	$584,147
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	267,638
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	787,696
Series C-1, 5.00%, 03/15/27	285	364,714
Series C-3, 4.00%, 03/15/47 (Call 09/15/27)	500	578,315
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	629,305
Series D, 5.00%, 03/15/22	1,050	1,139,911
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,125,280
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	112,528
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,488,452
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	595,930
5.00%, 12/01/40 (Call 12/01/29)	500	659,275
5.00%, 12/01/43 (Call 12/01/29)	500	655,000
Onondaga County Water Authority RB, Series A, 3.00%,
09/15/44 (Call 09/15/29)	1,000	1,081,170
Port Authority of New York & New Jersey RB
4.00%, 12/15/40 (Call 06/15/24)	400	444,512
4.00%, 06/15/44 (Call 06/15/24)	250	276,463
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,195,440
5.00%, 07/15/24.	125	148,120
5.00%, 10/15/26 (Call 10/15/25)	555	685,475
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,348,820
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,354,020
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,345,630
5.00%, 09/01/34 (Call 09/01/24)	250	293,565
5.00%, 09/01/36 (Call 09/01/24)	400	468,792
Series 116, 5.00%, 01/15/41 (Call 01/15/21)	250	258,690
Series 163, 5.00%, 07/15/32 (Call 07/15/20)	275	279,279
Series 173, 4.00%, 12/01/31 (Call 06/01/22)	250	266,340
Series 173, 4.00%, 06/01/32 (Call 06/01/22)	170	181,018
Series 179, 5.00%, 12/01/21	795	854,307
Series 190, 5.00%, 05/01/33 (Call 05/01/20)	250	251,710
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,226,150
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	608,175
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	606,320
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,231,970
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	614,985
Series 200, 5.00%, 10/15/47 (Call 04/15/27)	750	922,687
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	608,865
Series 205, 5.00%, 11/15/25	100	123,988
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	405	508,425
Series 5, 5.38%, 03/01/28	500	600,140
Series NY, 4.00%, 09/01/43 (Call 09/01/28)	750	886,485
Series NY, 5.00%, 07/15/35 (Call 07/15/28)	500	647,745
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/20	1,535	1,576,015
Series A, 5.00%, 10/15/21	900	962,856
Series A, 5.00%, 10/15/22	475	528,528
Series A, 5.00%, 10/15/23	300	346,551
Series A, 5.00%, 10/15/24	1,750	2,094,557
Series A, 5.00%, 10/15/26 (Call 10/15/24)	1,020	1,217,747
Series A, 5.00%, 10/15/28 (Call 10/15/24)	3,250	3,863,795
Series A, 5.00%, 10/15/30 (Call 10/15/24)	800	948,688
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,639,660
State of New York, 5.00%, 03/01/20	1,450	1,450,000
State of New York GO
Series A, 4.00%, 03/01/38 (Call 03/01/23)	200	215,172
Series A, 5.00%, 03/01/21	810	844,951
Series A, 5.00%, 03/15/21	375	391,811

70	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® New York Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 02/15/22	$500	$542,175
Series A, 5.00%, 02/15/22 (PR 02/15/21)	100	104,113
Series A, 5.00%, 02/15/23	100	112,720
Series A, 5.00%, 03/01/23	1,000	1,129,100
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	416,002
Series C, 5.00%, 04/15/22	1,000	1,091,540
Series E, 4.25%, 12/15/41 (Call 12/15/21)	3,000	3,170,640
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,151,590
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	568,740
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	4,089,090
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	17,793
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	596,995
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	641,000
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	166,191
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,949,785
4.00%, 03/15/28 (Call 03/15/24)	250	283,645
5.00%, 03/15/22	100	108,627
Town of Hempstead NY GOL, Series A, 5.00%, 06/15/22	1,950	2,138,701
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/43 (Call 05/15/29)	665	861,840
Series A, 0.00%, 11/15/30(c)	445	366,929
Series A, 0.00%, 11/15/32(c)	200	156,428
Series A, 5.00%, 11/15/22	150	167,178
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	80,974
Series A, 5.00%, 11/15/23	745	860,266
Series A, 5.00%, 11/15/24	1,355	1,620,282
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	328,692
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	565,350
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	377,881
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	297,798
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	633,780
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,671,147
Series A, 5.25%, 01/01/28 (PR 01/01/22)	425	460,785
Series B, 0.00%, 11/15/32(c)	700	557,928
Series B, 4.00%, 11/15/21	200	210,958
Series B, 5.00%, 11/15/20	1,765	1,817,262
Series B, 5.00%, 11/15/21	520	557,258
Series B, 5.00%, 11/15/22	500	556,690
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	724,626
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	791,515
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	462,289
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,276,040
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	411,044
Security	Par/ Shares (000)	Value

New York (continued)
Series B, 5.00%, 11/15/37 (Call 05/15/27)	$1,685	$2,118,770
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	313,480
Series B, 5.50%, 01/01/30 (PR 01/01/22)	880	955,557
Series C-1, 5.00%, 11/15/25	500	618,050
Series C-1, 5.00%, 11/15/26	1,000	1,275,300
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	157,786
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	782,404
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,231,370
5.00%, 12/15/35 (Call 12/15/25)	600	734,934
5.00%, 12/15/36 (Call 12/15/25)	150	183,548
5.00%, 12/15/37 (Call 12/15/25)	750	915,615
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,539,168
5.00%, 12/15/41 (Call 12/15/27)	255	326,084
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	465,367
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	521,928
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	632,904
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	726,518
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,442,625
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	864,360
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,152,180
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	1,995	2,291,098
		480,787,786

Total Municipal Debt Obligations — 98.5%
(Cost: $453,190,589)		480,787,786

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.95%(d)(e)	2,460	2,459,588

Total Short-Term Investments — 0.5%
(Cost: $2,459,588)		2,459,588

Total Investments in Securities — 99.0%
(Cost: $455,650,177)		483,247,374

Other Assets, Less Liabilities — 1.0%		4,665,844

Net Assets — 100.0%		$487,913,218

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.

(c)	Zero-coupon bond.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	3,236	(776)	2,460	$2,459,588	$82,254	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

S c h e d u l e o f I n v e s t m e n t s	71

Schedule of Investments (continued)	iShares® New York Muni Bond ETF
February 29, 2020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations.	$—	$480,787,786	$—	$480,787,786
Money Market Funds	2,459,588	—	—	2,459,588
	$2,459,588	$480,787,786	$—	$483,247,374

See notes to financial statements.

72	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$500	$510,115
5.00%, 09/01/23 (PR 03/01/23)	2,500	2,762,750
Alabama Public School & College Authority RB
Series B, 5.00%, 01/01/21	1,540	1,593,376
Series B, 5.00%, 01/01/22	5,815	6,258,336
Series B, 5.00%, 01/01/24	8,315	9,631,514
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/22)	7,650	8,053,843
		28,809,934
Arizona — 2.9%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	155	182,545
Series A, 5.00%, 07/01/20	1,945	1,971,802
Series A, 5.00%, 07/01/21	5,660	5,973,282
Series A, 5.00%, 07/01/22	1,450	1,589,838
Series A, 5.00%, 07/01/22 (PR 01/01/22)	1,535	1,620,377
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/20	505	515,418
Series A, 5.00%, 09/01/21	2,640	2,803,970
Arizona Transportation Board RB
5.00%, 07/01/21	2,445	2,581,333
5.00%, 07/01/22	8,700	9,547,554
5.00%, 07/01/23	750	854,003
5.00%, 07/01/24	6,840	8,055,536
Series A, 5.00%, 07/01/22 (PR 01/01/21)	1,000	1,013,780
City of Chandler AZ GOL, 5.00%, 07/01/24	4,000	4,716,480
City of Phoenix AZ GO
4.00%, 07/01/22	410	440,598
4.00%, 07/01/23	7,000	7,741,160
4.00%, 07/01/24	265	300,849
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/20	2,300	2,331,694
Series B, 5.00%, 07/01/20	1,260	1,277,489
Series B, 5.00%, 07/01/21	105	110,884
Series B, 5.00%, 07/01/22	495	542,980
County of Maricopa AZ COP, 5.00%, 07/01/22.	250	273,988
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	545	597,827
Maricopa County Community College District GO
5.00%, 07/01/20	1,675	1,698,182
5.00%, 07/01/21	4,000	4,223,600
5.00%, 07/01/23	3,530	4,018,234
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/23	2,200	2,460,458
5.00%, 01/01/24	2,395	2,777,146
Series A, 5.00%, 01/01/21	3,500	3,622,185
Series A, 5.00%, 01/01/22	3,955	4,258,784
Series A, 5.00%, 01/01/23	905	1,012,143
Series A, 5.00%, 12/01/23 (Call 12/01/21)	5,565	5,973,193
State of Arizona COP
Series A, 5.00%, 10/01/20	2,500	2,560,825
Series A, 5.00%, 10/01/21	2,330	2,483,500
		90,131,637
Security	Par (000)	Value

Arkansas — 0.3%
State of Arkansas GO
4.00%, 06/15/20	$2,550	$2,573,307
5.00%, 06/15/21	6,350	6,693,154
		9,266,461
California — 11.8%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	683,713
Bay Area Toll Authority RB
Series C, 2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,500	1,532,670
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,630	1,778,216
Series S-4, 5.00%, 04/01/43 (PR 04/01/24)	9,745	11,034,556
California Educational Facilities Authority RB, Series U-5, 5.00%, 05/01/21	1,125	1,182,589
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	750	802,358
5.00%, 10/01/22	700	778,673
California State Public Works Board RB
Series A, 5.00%, 04/01/22	310	337,122
Series E, 5.00%, 09/01/20	1,000	1,020,990
Series E, 5.00%, 09/01/21	2,375	2,525,100
Series F, 5.00%, 05/01/20	1,000	1,006,840
Series F, 5.00%, 05/01/21	1,475	1,547,496
Series F, 5.00%, 05/01/22	1,060	1,156,418
Series G, 5.00%, 01/01/21	1,580	1,635,426
California State University RB
Series A, 5.00%, 11/01/21	1,305	1,399,756
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	2,150	2,228,324
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	3,900	4,302,831
Chabot-Las Positas Community College District GO,Series A, 4.00%, 08/01/20	1,335	1,353,770
City & County of San Francisco CA GO, Series R-1, 5.00%,06/15/21	450	475,452
City of Long Beach CA Harbor Revenue RB, Series A, 5.00%, 12/15/20	2,625	2,712,780
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	540	551,659
City of Los Angeles CA RB, 5.00%, 06/25/20	3,000	3,039,570
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/24 (Call 06/01/22)	200	219,404
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,455	1,621,714
East Bay Municipal Utility District Water System
Revenue RB
Series 2014-B, 5.00%, 06/01/24	425	502,418
Series B, 5.00%, 06/01/21	1,300	1,371,305
El Camino Community College District GO, Series C, 0.00%, 08/01/20(a)	775	772,489
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,110	2,242,402
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	775	788,942
Series A, 5.00%, 08/01/22	875	966,814
Los Angeles County Metropolitan Transportation Authority
RB, Series A, 5.00%, 07/01/21	3,020	3,195,432
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	1,275	1,331,368
Series A, 5.00%, 07/01/20	425	431,039
Series A, 5.00%, 07/01/21	1,080	1,142,003
Series B, 5.00%, 01/01/22 (Call 12/01/21)	635	682,828
Series B, 5.00%, 07/01/23	2,500	2,852,875

S c h e d u l e o f I n v e s t m e n t s	73

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 07/01/24	$1,000	$1,182,870
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/20	10,010	10,148,939
Series A, 5.00%, 07/01/21	4,745	5,010,909
Series A, 5.00%, 07/01/22	2,475	2,720,347
Series A, 5.00%, 07/01/23	12,020	13,716,623
Series A, 5.00%, 07/01/24	2,625	3,102,566
Series A-2, 5.00%, 07/01/21	2,900	3,062,516
Series B, 5.00%, 07/01/21	560	591,382
Series B-1, 5.00%, 07/01/23	500	570,575
Series C, 5.00%, 07/01/20	2,235	2,266,022
Series C, 5.00%, 07/01/21	520	549,141
Series C, 5.00%, 07/01/24	540	638,242
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	720	730,397
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,028,880
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,101,330
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/24)	3,000	3,447,540
Sacramento Municipal Utility District RB, Series A, 5.00%, 08/15/49 (Put 10/17/23)(b)(c)	1,320	1,491,904
San Diego Association of Governments RB, 5.00%,11/15/24 (Call 11/15/23)	1,500	1,733,265
San Diego Community College District GO, 5.00%,08/01/43 (PR 08/01/24)	25,050	28,811,758
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	7,000	7,246,820
San Diego Public Facilities Financing Authority Sewer Revenue RB, Series A, 5.00%, 05/15/21	1,000	1,052,770
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,000	978,880
Series A, 5.00%, 07/01/21	2,200	2,326,302
Series K-2, 4.00%, 07/01/21	2,010	2,098,862
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	1,000	1,050,470
Series D, 5.00%, 05/01/24	1,000	1,178,630
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	1,000	1,037,390
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,080	2,243,176
Southern California Public Power Authority RB
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,000,840
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,008,540
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/20	3,660	3,685,437
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,860	1,872,871
Series N, 5.00%, 05/01/20	4,540	4,571,553
Series N, 5.00%, 05/01/21	645	677,244
Series O, 5.00%, 05/01/21	8,425	8,846,166
Series O, 5.00%, 05/01/22	2,915	3,183,442
State of California Department of Water Resources RB
Series AS, 5.00%, 12/01/23	100	116,259
Series AX, 5.00%, 12/01/21	950	1,022,941
Series AX, 5.00%, 12/01/22	400	447,832
State of California GO
4.00%, 10/01/21	340	357,299
4.00%, 05/01/23	950	1,046,872

Security	Par (000)	Value

California (continued)
4.00%, 10/01/24	$1,030	$1,180,740
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	2,430	2,527,297
4.50%, 08/01/20	2,500	2,538,400
5.00%, 03/01/20	1,000	1,000,000
5.00%, 08/01/20	5,465	5,560,091
5.00%, 09/01/20	2,135	2,179,707
5.00%, 10/01/20	3,185	3,262,874
5.00%, 11/01/20	885	909,753
5.00%, 02/01/21	1,000	1,038,510
5.00%, 03/01/21 (Call 03/01/20)	1,300	1,304,121
5.00%, 04/01/21	2,000	2,091,060
5.00%, 08/01/21	5,335	5,652,646
5.00%, 09/01/21	9,105	9,678,979
5.00%, 10/01/21	3,315	3,535,547
5.00%, 11/01/21	1,800	1,926,036
5.00%, 02/01/22	3,150	3,403,544
5.00%, 04/01/22	3,050	3,318,156
5.00%, 05/01/22	2,510	2,739,439
5.00%, 08/01/22	5,725	6,308,263
5.00%, 09/01/22	2,215	2,448,417
5.00%, 10/01/22	1,500	1,663,275
5.00%, 11/01/22	2,400	2,669,592
5.00%, 02/01/23	415	465,945
5.00%, 04/01/23	5,390	6,089,083
5.00%, 08/01/23	6,200	7,090,010
5.00%, 09/01/23	5,620	6,446,197
5.00%, 09/01/23 (Call 09/01/22).	1,555	1,719,674
5.00%, 10/01/23	2,705	3,111,994
5.00%, 11/01/23	1,515	1,748,158
5.00%, 11/01/23 (Call 11/01/20)	3,315	3,409,511
5.00%, 12/01/23	100	115,735
5.00%, 03/01/24	2,760	3,221,638
5.00%, 04/01/24	15,445	18,081,461
5.00%, 08/01/24	2,470	2,925,517
5.00%, 09/01/24 (Call 09/01/22)	2,300	2,542,972
5.00%, 10/01/24	400	476,508
5.00%, 11/01/24	3,530	4,217,256
5.00%, 12/01/24 (Call 12/01/23)	1,080	1,249,506
5.00%, 03/01/25	375	453,135
5.25%, 09/01/22	715	794,751
5.25%, 02/01/23	1,760	1,988,712
Series A, 5.00%, 08/01/23	550	628,953
Series A, 5.00%, 10/01/24	630	750,500
Series B, 5.00%, 08/01/20	5,275	5,366,785
Series B, 5.00%, 09/01/20	1,830	1,868,320
Series B, 5.00%, 09/01/21	5,025	5,341,776
Series B, 5.00%, 08/01/22	5,040	5,553,475
Series B, 5.00%, 09/01/22	3,000	3,316,140
Series B, 5.00%, 09/01/24	4,300	5,107,755
University of California RB
Series AF, 5.00%, 05/15/20	1,050	1,059,230
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	5,870	6,663,154
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	900	903,132
Series E, 5.00%, 05/15/21 (Call 05/15/20)	1,635	1,649,372
Series I, 5.00%, 05/15/21	3,025	3,184,266
		365,640,212
Colorado — 0.3%
Board of Governors of Colorado State University System
RB, Series E, 5.00%, 03/01/38 (PR 03/01/24) (HERBIP)	2,000	2,251,220

74	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Colorado (continued)
City & County of Denver CO Airport System Revenue RB, Series D, 5.00%, 11/15/31 (Put 11/15/22)(b)(c)	$1,500	$1,661,130
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/23) (SAW)	920	1,026,269
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,550	1,506,321
University of Colorado RB
Series B, 5.00%, 06/01/4 1(PR 06/01/23)	420	459,749
Series C, 2.00%, 06/01/54 (Put 10/15/24)(b)(c)	2,500	2,624,950
		9,529,639
Connecticut — 2.9%
Connecticut State Health & Educational Facilities
Authority RB
1.10%, 07/01/48 (Put 02/07/23)(b)(c)	2,500	2,513,675
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,863,115
Series A-2, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,050	1,150,747
Series B-1, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	2,000	2,027,140
Series B-2, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	7,000	7,094,990
Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,500	3,915,660
State of Connecticut GO
Series A, 3.00%, 01/15/21	1,300	1,324,531
Series A, 5.00%, 04/15/20	2,000	2,009,760
Series A, 5.00%, 10/15/21	1,445	1,542,032
Series A, 5.00%, 04/15/22	545	592,840
Series A, 5.00%, 03/15/23	250	280,760
Series A, 5.00%, 04/15/23	1,470	1,655,749
Series A, 5.00%, 10/15/23	790	905,553
Series B, 3.00%, 01/15/21	240	244,529
Series B, 3.00%, 04/15/22	625	653,681
Series B, 5.00%, 04/15/20	600	602,928
Series B, 5.00%, 05/15/20	500	504,180
Series B, 5.00%, 05/15/21	3,185	3,343,995
Series B, 5.00%, 01/15/22	1,500	1,616,190
Series B, 5.00%, 05/15/22 (Call 05/15/21)	2,500	2,624,200
Series B, 5.00%, 04/15/23	3,000	3,379,080
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,086,670
Series B, 5.00%, 01/15/24	2,000	2,312,380
Series B, 5.00%, 05/15/24	2,900	3,391,231
Series B, 5.25%, 06/01/20(AMBAC)	9,010	9,107,398
Series C, 5.00%, 06/01/22	500	546,510
Series C, 5.00%, 06/15/22	435	476,160
Series C, 5.00%, 06/01/23 (Call 06/01/22)	2,000	2,182,280
Series C, 5.00%, 06/15/23	525	594,825
Series D, 5.00%, 10/01/22 (Call 10/01/20)	1,000	1,024,100
Series D, 5.00%, 04/15/24	240	279,864
Series E, 5.00%, 09/15/21	1,000	1,063,720
Series E, 5.00%, 10/15/21	550	586,933
Series E, 5.00%, 10/15/22	3,025	3,352,517
Series E, 5.00%, 10/15/23	1,575	1,805,375
Series F, 5.00%, 09/15/20	750	766,688
Series F, 5.00%, 11/15/20	1,300	1,337,934
Series F, 5.00%, 09/15/21	645	686,099
Series G, 5.00%, 11/01/20	1,500	1,541,340
Series G, 5.00%, 11/01/21	1,080	1,154,498
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	2,500	2,542,475
Series A, 5.00%, 09/01/21	2,615	2,775,012
Series A, 5.00%, 01/01/22	565	606,907
Series A, 5.00%, 08/01/22	1,585	1,740,076
Series A, 5.00%, 09/01/22	1,000	1,101,190
Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 09/01/23	$115	$131,178
Series A, 5.00%, 10/01/23	1,680	1,921,870
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,260	1,402,783
Series A, 5.00%, 09/01/24	1,545	1,821,725
Series A, 5.00%, 10/01/24 (Call 10/01/23)	550	628,766
Series B, 5.00%, 10/01/21	250	266,143
Series B, 5.00%, 10/01/22	925	1,021,181
		89,101,163
Delaware — 0.3%
Delaware Transportation Authority RB, 5.00%, 07/01/22	5,455	5,986,426
State of Delaware GO
Series A, 5.00%, 08/01/22	1,475	1,624,536
Series B, 5.00%, 07/01/23	490	558,296
		8,169,258
District of Columbia — 1.4%
District of Columbia GO
Series A, 5.00%, 06/01/20	3,320	3,354,362
Series A, 5.00%, 06/01/21	675	710,458
Series A, 5.00%, 06/01/22	2,000	2,188,400
Series A, 5.00%, 06/01/23	100	113,559
Series B, 5.00%, 06/01/22	2,065	2,259,523
Series B, 5.00%, 06/01/23	2,185	2,481,264
District of Columbia RB
Series A, 5.00%, 12/01/22 (Call 06/01/21)	6,550	6,618,120
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,000	3,344,820
Series A, 5.00%, 12/01/24 (Call 06/01/20)	4,665	4,713,516
Series B, 5.00%, 10/01/23	1,000	1,148,020
Series B, 5.00%, 10/01/24	3,000	3,565,140
Series C, 5.00%, 10/01/24	10,800	12,844,332
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/48 (PR 10/01/24)	200	229,950
		43,571,464
Florida — 1.3%
County of Miami-Dade FL Aviation Revenue RB, Series A, 5.50%, 10/01/41 (PR 10/01/20)	5,000	5,135,750
County of Miami-Dade FL Water & Sewer System
Revenue RB
5.00%, 10/01/22	2,000	2,215,540
5.00%, 10/01/23	400	459,572
5.00%, 10/01/24	620	737,664
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/21	1,900	2,024,241
Florida's Turnpike Enterprise RB, Series A, 5.00%, 07/01/21	500	528,085
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/23	1,250	1,423,337
State of Florida GO
Series A, 5.00%, 06/01/20	2,000	2,020,640
Series A, 5.00%, 06/01/21	3,980	4,188,552
Series A, 5.00%, 06/01/21 (Call 06/01/20)	3,000	3,030,960
Series A, 5.00%, 06/01/22	1,075	1,176,007
Series A, 5.00%, 06/01/23	5,210	5,914,600
Series B, 5.00%, 06/01/24 (Call 06/01/22)	1,035	1,133,470
Series D, 5.00%, 06/01/20	930	939,598
Series D, 5.00%, 06/01/22	1,220	1,334,631
Series D, 5.00%, 06/01/24 (Call 06/01/21)	1,270	1,337,208
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	1,000	1,013,840
Series A, 5.00%, 07/01/21	2,510	2,650,309

S c h e d u l e o f I n v e s t m e n t s	75

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Florida (continued)
Series A, 5.00%, 07/01/24	$1,445	$1,701,791
		38,965,795
Georgia — 3.4%
City of Atlanta GA Airport Passenger Facility Charge RB, Series F, 5.00%, 07/01/23	665	757,448
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 01/01/21	2,590	2,680,417
Series F, 5.00%, 07/01/20	2,500	2,534,600
Series F, 5.00%, 07/01/21	1,000	1,055,900
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/20 (GTD)	1,000	1,000,000
Series A, 5.00%, 03/01/21 (GTD)	2,380	2,480,507
Series B, 5.00%, 06/01/20	1,435	1,449,666
Series B, 5.00%, 06/01/21	640	673,210
Gwinnett County School District GO
5.00%, 08/01/20	2,545	2,589,283
5.00%, 08/01/20 (ETM)	1,565	1,592,106
5.00%, 08/01/21 (SAW)	7,000	7,416,780
5.00%, 02/01/22	1,910	2,063,736
5.00%, 08/01/22 (SAW)	2,275	2,505,048
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 01/01/21	1,000	1,032,370
State of Georgia GO
Series A, 5.00%, 07/01/21	10,000	10,559,000
Series A, 5.00%, 07/01/22	9,615	10,556,308
Series A, 5.00%, 07/01/23	5,105	5,816,535
Series A-1, 5.00%, 02/01/22	250	270,123
Series A-1, 5.00%, 02/01/23	1,700	1,907,638
Series A-1, 5.00%, 02/01/24	4,820	5,607,588
Series C, 4.00%, 09/01/21	120	125,766
Series C, 4.00%, 09/01/22	200	216,036
Series C, 4.00%, 10/01/22	1,795	1,943,680
Series C, 4.00%, 10/01/23 (Call 10/01/22)	440	476,445
Series C, 5.00%, 10/01/20	6,450	6,607,315
Series C, 5.00%, 07/01/21	3,735	3,943,787
Series C, 5.00%, 07/01/25 (PR 07/01/22)	3,725	3,935,276
Series C-1, 5.00%, 07/01/24	1,525	1,800,293
Series E, 5.00%, 12/01/22	5,930	6,613,314
Series E-2, 5.00%, 09/01/20	2,500	2,552,200
Series F, 5.00%, 01/01/25	6,795	8,160,795
Series I, 5.00%, 07/01/20	4,000	4,055,360
Series I, 5.00%, 07/01/21	1,000	1,055,900
		106,034,430
Hawaii — 1.5%
City & County Honolulu HI Wastewater System
Revenue RB
Series A, 5.00%, 07/01/42 (PR 07/01/23)	11,705	12,850,685
Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,059,470
City & County of Honolulu HI GO, Series B, 5.00%, 03/01/25	4,150	4,995,687
State of Hawaii GO
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,240	1,331,376
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	260	279,024
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	2,000	2,145,980
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	2,250	2,500,852
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	3,000	3,334,470
Series EH, 5.00%, 08/01/20	4,500	4,578,120
Series EH, 5.00%, 08/01/21 (ETM)	675	715,284
Series EH-2017, 5.00%, 08/01/21	315	333,617
Security	Par (000)	Value

Hawaii (continued)
Series EH-2017, 5.00%, 08/01/21 (ETM)	$10	$10,597
Series EP, 5.00%, 08/01/22	3,235	3,561,314
Series EY, 5.00%, 10/01/23	2,000	2,296,320
Series EY, 5.00%, 10/01/24	3,500	4,160,765
Series FH, 5.00%, 10/01/24	750	891,593
Series FT, 5.00%, 01/01/24	1,855	2,149,463
		47,194,617
Illinois — 3.3%
Chicago O'Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	7,200	7,494,624
Series 2015-B, 5.00%, 01/01/21	900	930,888
Series B, 5.00%, 01/01/23	500	557,700
Series B, 6.00%, 01/01/41 (PR 07/01/21)	4,800	5,005,872
Series C, 6.50%, 01/01/41 (PR 01/01/21).	2,000	2,093,840
Illinois State Toll Highway Authority RB
5.00%, 01/01/25.	5,415	6,446,720
Series A, 5.00%, 12/01/20	3,430	3,534,306
Series A, 5.00%, 12/01/21	4,795	5,135,301
Series A, 5.00%, 12/01/22	1,000	1,110,890
Series B, 5.00%, 01/01/25	3,000	3,571,590
Series D, 5.00%, 01/01/21	600	620,286
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	515	609,075
State of Illinois GO
5.00%, 08/01/20	1,500	1,524,600
5.00%, 02/01/21	1,500	1,553,715
5.00%, 07/01/21	1,000	1,052,070
5.00%, 02/01/22	3,675	3,940,923
5.00%, 02/01/23	650	720,447
5.00%, 08/01/23	325	366,139
5.00%, 02/01/24	1,120	1,277,405
5.00%, 08/01/24 (Call 08/01/22).	450	490,937
Series A, 5.00%, 12/01/20	1,000	1,029,650
Series A, 5.00%, 10/01/21	1,955	2,075,819
Series A, 5.00%, 12/01/21	1,000	1,068,270
Series A, 5.00%, 12/01/22	1,500	1,655,130
Series A, 5.00%, 10/01/23	5,100	5,776,362
Series A, 5.00%, 12/01/23	1,400	1,594,096
Series A, 5.00%, 11/01/24	4,750	5,541,730
Series A, 5.25%, 05/01/23	1,000	1,125,220
Series B, 5.00%, 10/01/21	1,800	1,911,240
Series B, 5.00%, 10/01/22	1,600	1,755,600
Series D, 5.00%, 11/01/20	3,900	4,002,765
Series D, 5.00%, 11/01/21	7,400	7,881,222
Series D, 5.00%, 11/01/22	12,600	13,871,214
Series D, 5.00%, 11/01/23	4,725	5,367,694
		102,693,340
Indiana — 0.1%
Indiana Finance Authority RB
Series B, 5.00%, 02/01/23	3,350	3,757,125
Series C, 5.00%, 12/01/21	175	187,800
Series C, 5.00%, 12/01/23	100	115,454
		4,060,379
Iowa — 0.0%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/20	660	671,431

Kansas — 0.4%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,855	3,152,862

76	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
Series A, 5.00%, 09/01/23	$1,020	$1,167,665
Series B, 5.00%, 09/01/20	1,520	1,551,586
Series B, 5.00%, 09/01/21	1,100	1,168,838
Series B, 5.00%, 09/01/22	4,410	4,870,095
Series C, 5.00%, 09/01/20	1,725	1,760,846
		13,671,892
Louisiana — 0.6%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20.	325	328,289
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A-1, 5.00%, 05/01/22	5,800	6,318,404
Series B, 5.00%, 05/01/45 (PR 05/01/21)	2,000	2,013,540
State of Louisiana GO
Series A, 5.00%, 11/15/20 (Call 05/15/20)	1,000	1,008,400
Series C, 5.00%, 07/15/20	900	913,869
Series C, 5.00%, 07/15/22	6,925	7,600,464
		18,182,966
Maryland — 4.3%
County of Baltimore MD GO, 5.00%, 08/01/22	3,500	3,853,920
County of Howard MD GO, Series A, 5.00%, 02/15/23	5,000	5,615,700
County of Montgomery MD GO
Series A, 5.00%, 11/01/20	500	514,050
Series A, 5.00%, 07/01/21	2,190	2,313,319
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,100	1,161,501
Series B, 5.00%, 11/01/21	500	535,180
Series B, 5.00%, 11/01/23	495	570,601
Series C, 5.00%, 10/01/21	500	533,430
Series C, 5.00%, 10/01/22	5,170	5,728,567
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,192,840
5.00%, 09/01/21	875	930,160
5.00%, 10/01/21	2,000	2,133,060
5.00%, 09/01/22	2,000	2,209,180
5.00%, 10/01/22	2,000	2,216,080
5.00%, 02/15/23	3,215	3,611,860
5.00%, 10/01/23	2,270	2,608,934
5.00%, 10/01/24	1,305	1,552,024
State of Maryland GO
First Series, 5.00%, 06/01/21	6,855	7,214,202
First Series, 5.00%, 06/01/22	985	1,077,787
First Series, 5.00%, 06/01/23	325	369,067
First Series A, 5.00%, 03/01/21	3,955	4,120,833
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,000	4,336,720
First Series B, 4.50%, 08/01/21	1,095	1,152,367
First Series B, 5.00%, 03/15/20	2,000	2,002,820
Second Series A, 5.00%, 08/01/22 (PR 08/01/21)	310	328,547
Second Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,727,523
Second Series E, 4.50%, 08/01/20	2,285	2,320,006
Series A, 5.00%, 03/01/20	3,110	3,110,000
Series A, 5.00%, 03/01/22	1,920	2,080,896
Series A, 5.00%, 03/01/22 (PR 03/01/21)	75	78,167
Series A, 5.00%, 03/15/22	2,550	2,767,821
Series A, 5.00%, 03/01/23	510	573,893
Series A, 5.00%, 03/15/23	8,185	9,223,595
Series A, 5.00%, 08/01/24	15,660	18,533,140
Series B, 4.00%, 08/01/23	3,945	4,374,413
Series B, 5.00%, 08/01/20	6,000	6,104,160
Series B, 5.00%, 08/01/21	570	603,852
Series B, 5.00%, 08/01/22	2,505	2,758,306
Security	Par (000)	Value

Maryland (continued)
Series B, 5.00%, 08/01/24	$4,885	$5,781,251
Series C, 5.00%, 08/01/22	3,670	4,041,110
Series C, 5.00%, 08/01/23	5,930	6,774,728
Series C, 5.00%, 08/01/24	1,500	1,775,205
Series C, 5.25%, 08/01/20	300	305,517
		133,816,332
Massachusetts — 6.7%
Commonwealth of Massachusetts Federal Highway Grant
Anticipation Note Revenue RB, Series A, 5.00%,06/15/24 (Call 06/15/23)	3,040	3,457,970
Commonwealth of Massachusetts GO
Series A, 5.00%, 03/01/22	1,160	1,257,892
Series A, 5.00%, 01/01/24	7,250	8,406,810
Commonwealth of Massachusetts GOL
Series A, 5.00%, 04/01/20	7,400	7,424,494
Series A, 5.00%, 03/01/23	3,380	3,804,528
Series A, 5.00%, 07/01/23	525	598,174
Series A, 5.00%, 03/01/25	6,675	8,051,251
Series A, 5.00%, 04/01/25 (PR 10/01/21)	1,500	1,568,625
Series A, 5.00%, 04/01/28 (PR 10/01/21)	3,000	3,137,250
Series A, 5.00%, 04/01/29 (PR 10/01/21)	5,000	5,228,750
Series A, 5.25%, 08/01/20 (AGM)	1,775	1,807,855
Series A, 5.25%, 08/01/21	1,000	1,063,330
Series B, 5.00%, 07/01/20	255	258,555
Series B, 5.00%, 08/01/20	5,000	5,087,450
Series B, 5.00%, 08/01/21	1,000	1,059,830
Series B, 5.00%, 07/01/22	4,300	4,720,970
Series B, 5.00%, 08/01/22	755	831,542
Series B, 5.00%, 07/01/23	2,055	2,341,426
Series B, 5.00%, 07/01/24	650	767,032
Series B, 5.00%, 06/01/25 (PR 06/01/21)	500	505,200
Series B, 5.25%, 08/01/20	4,040	4,114,780
Series B, 5.25%, 08/01/21	2,190	2,328,693
Series B, 5.25%, 08/01/21 (AGM)	1,010	1,073,963
Series B, 5.25%, 09/01/21 (AGM)	255	272,100
Series B, 5.25%, 08/01/22	1,095	1,212,537
Series B, 5.25%, 09/01/22 (AGM)	400	444,408
Series B, 5.25%, 09/01/23 (AGM)	225	259,846
Series B, 5.25%, 09/01/24 (AGM)	7,760	9,295,704
Series C, 5.00%, 04/01/20	2,000	2,006,620
Series C, 5.00%, 08/01/20	4,895	4,980,613
Series C, 5.00%, 10/01/21	2,000	2,133,720
Series C, 5.00%, 04/01/22	2,230	2,425,103
Series C, 5.00%, 08/01/22	650	715,897
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,440	1,581,264
Series C, 5.00%, 08/01/24	515	609,487
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	1,300	1,300,676
Series D, 5.00%, 10/01/26 (PR 10/01/22)	3,415	3,643,327
Series D, 5.00%, 08/01/33 (PR 08/01/21)	100	105,983
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,530,750
Series E, 5.00%, 11/01/23	2,900	3,344,048
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,144,009
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,215	12,471,529
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,305,267
Series H, 5.00%, 12/01/24	525	628,467
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	1,135	1,150,788
Series A, 5.00%, 07/01/23	4,200	4,780,902
Series A, 5.00%, 07/01/24	3,730	4,398,118
Series A, 5.25%, 07/01/21	500	529,390

S c h e d u l e o f I n v e s t m e n t s	77

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series B, 5.25%, 07/01/20	$4,055	$4,114,041
Series C, 5.25%, 07/01/21	2,020	2,138,736
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	8,480	8,627,552
5.00%, 08/01/22	2,410	2,654,928
5.25%, 08/01/20	475	483,754
Series 2014, 5.00%, 08/01/21	4,155	4,402,389
Series 2017, 5.00%, 08/01/21	20	21,200
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,000	1,057,950
Series B-1, 5.00%, 10/15/20	1,510	1,549,592
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	10,975	11,646,341
Series A, 5.00%, 08/15/22	1,625	1,793,204
Series A, 5.00%, 08/15/23 (Call 08/15/22)	3,295	3,635,242
Series A, 5.00%, 08/15/24 (Call 08/15/22)	5,010	5,527,333
Series B, 5.00%, 08/15/20	2,060	2,099,243
Series B, 5.00%, 10/15/41 (PR 10/15/21)	8,000	8,547,920
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, Series A, 5.00%, 01/01/39 (Put 01/01/23)(b)(c)	3,500	3,906,000
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,000	3,051,840
Series C, 5.00%, 08/01/24 (PR 08/01/21)	1,040	1,102,223
Series C, 5.25%, 08/01/42 (PR 08/01/21)	1,530	1,626,895
Series J, 5.50%, 08/01/20 (AGM)	850	866,609
Series J, 5.50%, 08/01/20 (ETM) (AGM)	150	152,925
Series J, 5.50%, 08/01/21 (AGM)	2,150	2,293,706
		209,466,546
Michigan — 0.5%
Michigan Finance Authority RB
Series C-3, 5.00%, 07/01/21 (AGM)	1,500	1,582,410
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,890,864
Michigan State Building Authority RB
Series I, 5.00%, 04/15/20	1,000	1,004,850
Series I, 5.00%, 04/15/21	2,880	3,013,517
State of Michigan GO
Series A, 5.00%, 12/01/21	500	536,665
Series A, 5.00%, 12/01/22	1,000	1,114,940
State of Michigan RB
5.00%, 03/15/20	1,055	1,056,466
5.00%, 03/15/21	100	104,292
5.00%, 03/15/22	1,005	1,089,139
5.00%, 03/15/24	1,100	1,280,026
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20 (Call 03/30/20)	1,000	1,003,130
5.00%, 11/15/22	1,370	1,524,166
University of Michigan RB, Series C, 4.00%, 04/01/49 (Put 04/01/24)(b)(c)	1,000	1,121,550
		16,322,015
Minnesota — 1.5%
Minneapolis-St Paul Metropolitan Airports Commission RB,Series B, 5.00%, 01/01/24	3,055	3,536,193
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	3,185	3,185,000
Series A, 5.00%, 03/01/22	1,290	1,397,844
Series A, 5.00%, 03/01/23	3,515	3,954,269
State of Minnesota GO
Series A, 5.00%, 08/01/23 (PR 02/01/21)	1,375	1,398,760
Security	Par (000)	Value

Minnesota (continued)
Series D, 5.00%, 08/01/20	$1,330	$1,353,262
Series D, 5.00%, 08/01/21	2,145	2,273,335
Series D, 5.00%, 08/01/22	2,925	3,220,776
Series D, 5.00%, 08/01/23	3,700	4,227,065
Series D, 5.00%, 08/01/24	6,280	7,432,192
Series D, 5.00%, 10/01/24	1,530	1,821,128
Series F, 5.00%, 10/01/20	2,215	2,269,423
Series F, 5.00%, 10/01/21	2,095	2,235,072
Series F, 5.00%, 10/01/22	175	193,907
Series F, 5.00%, 10/01/23	4,520	5,194,881
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,300	2,468,222
		46,161,329
Mississippi — 0.9%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/22)	17,660	18,840,748
Series C, 5.00%, 10/01/20	2,880	2,950,243
Series F, 4.00%, 11/01/22	5,000	5,424,600
Series F, 5.00%, 11/01/21	1,030	1,101,945
		28,317,536
Missouri — 0.9%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	785	823,521
Series A, 5.00%, 05/01/22	5,820	6,352,006
Series A, 5.00%, 05/01/23	1,140	1,290,275
Series A, 5.00%, 05/01/24	2,760	3,233,147
Series B, 5.00%, 05/01/20	4,850	4,883,222
Series B, 5.00%, 11/01/20	1,495	1,536,501
Series B, 5.00%, 11/01/21	7,070	7,561,365
Series B, 5.00%, 05/01/22	2,775	3,024,889
		28,704,926
Nebraska — 0.2%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	1,015	1,036,193
Omaha Public Power District RB, Series B, 5.00%, 02/01/31 (PR 02/01/25)	3,280	3,883,717
		4,919,910
Nevada — 0.7%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,860	2,033,761
Series A, 5.00%, 06/15/23	450	510,165
Series B, 5.00%, 06/15/20	2,000	2,023,520
Series B, 5.00%, 06/15/23	100	113,370
Series C, 5.00%, 06/15/22	500	546,710
Series D, 5.00%, 06/15/21	1,200	1,263,252
Series D, 5.00%, 06/15/23	1,225	1,388,782
Series D, 5.00%, 06/15/24	150	175,904
County of Clark Department of Aviation RB
5.00%, 07/01/22	2,000	2,189,960
5.00%, 07/01/23	420	476,608
5.00%, 07/01/24	1,500	1,761,675
Series A, 5.00%, 07/01/23	4,500	5,106,510
County of Clark NV GOL, Series A, 5.00%, 11/01/20	1,170	1,202,643
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,600	1,815,648
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/20	275	283,657
		20,892,165

78	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 5.1%
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	$930	$1,044,781
New Jersey Economic Development Authority RB
5.00%, 03/01/20	1,100	1,100,000
5.00%, 09/01/20	270	275,368
5.00%, 09/01/20 (ETM)	730	744,804
5.00%, 03/01/21 (ETM)	365	380,228
Series A, 4.00%, 07/01/22	2,875	3,058,597
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,026,550
Series B, 5.00%, 11/01/21 (SAP)	1,895	2,014,991
Series BBB, 5.00%, 06/15/22	2,500	2,715,725
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,105,534
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	520	540,004
Series II, 5.00%, 03/01/22	325	349,547
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	505,476
Series II, 5.00%, 03/01/27 (PR 03/01/23)	120	129,977
Series K, 5.25%, 12/15/20 (AMBAC)	4,090	4,226,524
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,825	6,900,237
Series NN, 5.00%, 03/01/21	1,165	1,210,528
Series NN, 5.00%, 03/01/22	1,190	1,279,881
Series NN, 5.00%, 03/01/23	2,010	2,236,487
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	1,000	1,110,430
Series XX, 5.00%, 06/15/20	260	262,961
Series XX, 5.00%, 06/15/21 (SAP)	3,205	3,362,109
Series XX, 5.00%, 06/15/23 (SAP)	1,065	1,196,325
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/21	3,160	3,338,793
New Jersey State Turnpike Authority RB, Series B, 5.00%, 01/01/25 (Call 01/01/23)	445	496,353
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/24	4,500	5,278,230
5.25%, 12/15/21 (NPFGC)	495	530,803
Series A, 0.00%, 12/15/23(a)	2,470	2,328,790
Series A, 5.00%, 06/15/20	7,060	7,140,413
Series A, 5.00%, 06/15/21	1,000	1,050,470
Series A, 5.00%, 06/15/22	1,385	1,504,512
Series A, 5.00%, 06/15/23	1,915	2,147,845
Series A, 5.00%, 12/15/23	1,000	1,141,640
Series A, 5.00%, 06/15/24	1,525	1,762,595
Series A, 5.25%, 12/15/20	505	521,857
Series A, 5.25%, 12/15/22	450	500,261
Series A, 5.50%, 12/15/21	3,840	4,134,643
Series A, 5.50%, 12/15/22	6,280	7,024,243
Series A, 5.50%, 12/15/23	7,515	8,718,076
Series A-1, 5.00%, 06/15/20	1,850	1,870,683
Series A-1, 5.00%, 06/15/21	200	210,094
Series A-1, 5.00%, 06/15/24	530	612,336
Series AA, 5.00%, 06/15/22.	110	119,492
Series AA, 5.00%, 06/15/22 (SAP)	810	879,895
Series B, 5.00%, 06/15/20	2,100	2,123,919
Series B, 5.00%, 06/15/21	3,715	3,897,109
Series B, 5.00%, 06/15/42 (PR 06/15/22)	7,570	7,977,039
Series B, 5.25%, 12/15/23 (AMBAC)	6,395	7,359,814
Series B, 5.50%, 12/15/20 (NPFGC)	3,500	3,623,655
Series B, 5.50%, 12/15/21 (NPFGC)	2,745	2,955,624
Series C, 0.00%, 12/15/24 (AMBAC)(a)	310	288,443
Series D, 5.00%, 12/15/23	150	171,246
Series D, 5.00%, 12/15/24	460	539,552
Series D, 5.25%, 12/15/23	2,360	2,716,053

Security	Par (000)	Value

New Jersey (continued)
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/35 (PR 01/01/23)	$1,105	$1,190,295
Series A, 5.00%, 01/01/38 (PR 07/01/22)	10,830	11,892,640
Series A, 5.00%, 01/01/43 (PR 07/01/22)	4,245	4,661,519
Series B, 5.00%, 01/01/21	1,195	1,236,311
Series B, 5.00%, 01/01/22	5,770	6,207,712
Series B, 5.00%, 01/01/23	2,595	2,896,799
Series B, 5.00%, 01/01/24 (Call 01/01/23)	1,865	2,080,221
Series C, 5.00%, 01/01/25	2,995	3,581,271
State of New Jersey GO
5.00%, 06/01/21	1,760	1,849,074
Series Q, 5.00%, 08/15/20	890	906,349
Series T, 5.00%, 06/01/22	575	626,468
		156,870,201
New Mexico — 0.8%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,000	2,146,920
5.00%, 06/15/22	1,665	1,824,923
Series A, 5.00%, 06/15/23	1,030	1,171,306
Series A, 5.00%, 06/15/24	6,000	7,069,380
Series B, 5.00%, 06/15/20	1,125	1,138,489
Series B, 5.00%, 06/15/21	1,710	1,802,631
Series B, 5.00%, 06/15/23 (Call 06/15/20)	1,175	1,189,053
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,563,495
Series B, 5.00%, 03/01/22	500	541,380
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	2,380	2,405,490
Series B, 4.00%, 07/01/21	1,160	1,210,181
Series B, 4.00%, 07/01/22	925	992,923
Series B, 4.00%, 07/01/23	460	507,426
		23,563,597
New York — 17.6%
City of New York GO, Series I, 5.00%, 08/01/24 (Call 08/01/22)	775	852,585
City of New York NY GO
5.00%, 08/01/20	2,500	2,543,000
Series 2015-A, 5.00%, 08/01/21	1,965	2,080,562
Series A, 5.00%, 08/01/20	5,715	5,813,298
Series A, 5.00%, 08/01/21	4,915	5,204,051
Series A, 5.00%, 08/01/22	15,960	17,561,905
Series A, 5.00%, 08/01/23	2,495	2,847,694
Series A, 5.00%, 08/01/24	2,550	3,008,107
Series A-1, 5.00%, 08/01/21	1,450	1,535,274
Series B, 5.00%, 08/01/20	520	528,944
Series B, 5.00%, 08/01/21	4,470	4,732,881
Series B, 5.00%, 08/01/21 (Call 08/01/20)	1,345	1,368,632
Series B, 5.00%, 08/01/23 (Call 08/01/22)	200	220,276
Series C, 5.00%, 08/01/20	8,580	8,727,576
Series C, 5.00%, 08/01/21	2,445	2,588,790
Series C, 5.00%, 08/01/22	1,945	2,140,219
Series C, 5.00%, 08/01/23	9,730	11,105,433
Series C, 5.00%, 08/01/24	11,765	13,878,582
Series C-1, 5.00%, 08/01/23	1,500	1,712,040
Series C-1, 5.00%, 08/01/24	1,500	1,769,475
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,610,700
Series E, 5.00%, 08/01/21	1,880	1,990,563
Series E, 5.00%, 08/01/22	300	330,111
Series E, 5.00%, 08/01/23	290	330,994

S c h e d u l e o f I n v e s t m e n t s	79

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series E, 5.00%, 08/01/23 (Call 08/01/20)	$300	$300,828
Series E, 5.00%, 08/01/24 (Call 02/01/23)	950	1,064,865
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,080,520
Series F, 5.00%, 08/01/24 (Call 02/01/22)	1,000	1,079,520
Series G, 5.00%, 08/01/22	875	962,824
Series G, 5.00%, 08/01/23	4,220	4,816,539
Series G-1, 5.00%, 04/01/22	2,035	2,211,272
Series G-1, 5.00%, 04/01/23 (Call 04/01/22)	2,310	2,512,102
Series I, 5.00%, 08/01/20	965	981,598
Series I, 5.00%, 08/01/21	1,850	1,958,798
Series I, 5.00%, 08/01/22	2,040	2,244,755
Series J, 5.00%, 08/01/21	2,760	2,922,315
Series J, 5.00%, 08/01/22	1,645	1,810,109
Series J, 5.00%, 08/01/23	1,185	1,352,512
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	920	951,574
Series C, 5.00%, 10/01/21	400	426,088
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/22	1,000	1,081,710
Long Island Power Authority RB
1.65%, 09/01/49 (Put 09/01/24)(b)(c)	1,400	1,429,330
Series A, 0.00%, 06/01/21 (AGM)(a)	1,000	987,550
Metropolitan Transportation Authority RB
Series A, 5.25%, 11/15/38 (PR 11/15/21)	4,505	4,854,723
Series A-1, 5.00%, 11/15/45 (Put 11/15/20)(b)(c)	2,000	2,054,920
Series A-2, 5.00%, 11/15/23	1,065	1,220,948
Series B, 5.00%, 11/15/22	1,725	1,913,232
Series B, 5.00%, 11/15/23	2,115	2,424,699
Series B, 5.00%, 11/15/24	1,475	1,748,008
Series B-1, 5.00%, 05/15/22	1,500	1,627,170
Series C, 5.00%, 11/15/21	2,000	2,138,360
Series C, 5.00%, 11/15/22	1,130	1,253,306
Series C-1, 5.00%, 11/15/23	565	647,733
Series C-1, 5.00%, 11/15/24	3,500	4,147,815
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	500	506,600
Series D, 5.00%, 11/15/20	1,880	1,933,768
Series D, 5.00%, 11/15/21	1,500	1,603,770
Series D-1, 5.00%, 11/01/22	3,560	3,942,949
Series D-1, 5.00%, 11/15/34 (Put 11/15/24)(b)(c)	5,000	5,885,100
Series E, 5.00%, 11/15/22	3,755	4,164,746
Series F, 5.00%, 11/15/23 (Call 11/15/22)	970	1,075,565
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,940	6,594,469
New York City Transitional Finance Authority Building Aid Revenue RB 5.00%, 07/15/20 (SAW).	70	71,074
Series S, 5.00%, 07/15/20 (ETM) (SAW)	430	436,902
Series S-1, 5.00%, 07/15/24 (SAW)	1,000	1,181,650
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 08/01/21	1,640	1,737,646
5.00%, 11/01/22	2,175	2,418,709
Series A, 5.00%, 11/01/20	150	154,196
Series A, 5.00%, 08/01/21	1,440	1,525,738
Series A, 5.00%, 08/01/23	1,000	1,143,180
Series A1, 5.00%, 11/01/20	115	118,217
Series A-1, 5.00%, 05/01/21	1,375	1,442,416
Series A-1, 5.00%, 11/01/21	380	406,608
Series A-1, 5.00%, 08/01/22	4,545	5,006,908
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	135	144,432
Series A-1, 5.00%, 08/01/23	2,640	3,017,995
Security	Par (000)	Value

New York (continued)
Series A-1, 5.00%, 05/01/24	$2,245	$2,634,912
Series A-1, 5.00%, 08/01/24	4,480	5,304,051
Series A-3, 5.00%, 08/01/23	2,305	2,635,030
Series B, 5.00%, 11/01/20	500	513,985
Series B, 5.00%, 11/01/21	745	797,165
Series B, 5.00%, 11/01/23 (Call 11/01/22)	435	483,498
Series C, 5.00%, 11/01/20	4,125	4,240,376
Series C, 5.00%, 11/01/21	2,710	2,899,755
Series C, 5.00%, 11/01/22	375	417,019
Series C, 5.00%, 11/01/23	510	588,290
Series C1, 5.00%, 11/01/20	585	601,362
Series D, 5.00%, 11/01/22 (Call 05/01/20)	5,520	5,557,922
Series D, 5.00%, 11/01/23 (Call 05/01/20)	2,500	2,517,125
Series F-1, 5.00%, 05/01/22	335	365,545
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	940	1,071,262
Series CC, 5.00%, 06/15/22	16,785	18,425,398
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,340	2,518,916
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	245	274,131
Series DD, 5.00%, 06/15/22	7,180	7,881,701
Series GG, 5.00%, 06/15/20	500	506,070
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	850	913,563
New York State Dormitory Authority RB
Series A, 5.00%, 03/15/20	695	695,987
Series A, 5.00%, 03/15/20 (ETM)	645	645,916
Series A, 5.00%, 12/15/20	1,850	1,911,568
Series A, 5.00%, 02/15/21	9,075	9,441,176
Series A, 5.00%, 03/15/21	15,215	15,882,500
Series A, 5.00%, 03/15/21 (ETM)	430	449,002
Series A, 5.00%, 12/15/21	825	887,296
Series A, 5.00%, 02/15/22	8,270	8,952,440
Series A, 5.00%, 03/15/22	5,720	6,208,602
Series A, 5.00%, 02/15/23	820	921,230
Series A, 5.00%, 03/15/23	7,950	8,958,775
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	327,774
Series A, 5.00%, 12/15/23 (Call 12/15/22)	3,500	3,912,020
Series A, 5.00%, 02/15/24	2,950	3,434,272
Series A, 5.00%, 03/15/24	13,210	15,425,676
Series A, 5.00%, 03/15/25	4,070	4,913,304
Series A, 5.50%, 05/15/21 (AMBAC NPFGC)	200	211,300
Series B, 5.00%, 03/15/20	800	801,136
Series B, 5.00%, 02/15/21	3,800	3,953,330
Series B, 5.00%, 03/15/21	1,720	1,795,456
Series B, 5.00%, 03/15/22	600	651,252
Series B, 5.00%, 02/15/23	7,750	8,706,737
Series B, 5.00%, 02/15/24	450	523,872
Series C, 5.00%, 03/15/22	545	591,554
Series C, 5.00%, 03/15/23	6,000	6,761,340
Series C, 5.00%, 03/15/24	515	601,520
Series C, 5.00%, 03/15/25 (Call 03/15/24)	400	467,024
Series D, 5.00%, 02/15/21	1,290	1,342,051
Series D, 5.00%, 02/15/22	2,360	2,554,747
Series D, 5.00%, 02/15/23	6,965	7,824,829
Series D, 5.00%, 02/15/24	2,575	2,997,712
Series D, 5.00%, 02/15/25	2,000	2,407,680
Series E, 5.00%, 03/15/20	3,100	3,104,402
Series E, 5.00%, 03/15/21	2,980	3,110,733
Series E, 5.00%, 03/15/22	2,370	2,572,445
Series E, 5.00%, 02/15/23	950	1,067,278

80	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series E, 5.00%, 03/15/23	$425	$478,928
Series E, 5.00%, 02/15/24	1,130	1,315,501
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/21	4,120	4,346,435
Series A, 5.00%, 06/15/23	3,000	3,413,670
Series A, 5.00%, 06/15/23 (Call 06/15/22)	325	356,606
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,500	1,645,875
New York State Thruway Authority Highway & Bridge Trust
Fund RB, Series A, 5.00%, 04/01/22	470	511,835
New York State Thruway Authority RB
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	869,236
Series A, 5.00%, 03/15/22 (Call 09/15/20)	4,675	4,781,029
Series A, 5.00%, 03/15/23 (Call 03/15/21)	1,235	1,288,920
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,565	2,730,904
Series A, 5.00%, 03/15/25 (Call 03/15/21)	615	641,593
Series B, 5.50%, 04/01/20 (AMBAC)	3,240	3,251,891
Series J, 5.00%, 01/01/24	500	578,755
Series L, 5.00%, 01/01/21	1,175	1,215,925
Series L, 5.00%, 01/01/22	500	538,215
Series L, 5.00%, 01/01/23	1,675	1,872,298
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/20	3,000	3,004,260
Series A, 5.00%, 03/15/21	14,295	14,922,122
Series A, 5.00%, 03/15/22	18,180	19,731,694
Series A, 5.00%, 03/15/23	6,015	6,779,519
Series A, 5.00%, 03/15/24	10,955	12,795,440
Series A, 5.00%, 03/15/25	1,270	1,533,842
Series A-1, 5.00%, 03/15/21	1,200	1,252,644
Series A-1, 5.00%, 03/15/22	220	238,839
Series A-2, 5.50%, 03/15/20 (NPFGC)	700	701,106
Series C, 5.00%, 03/15/21	5,025	5,245,447
Series C, 5.00%, 03/15/24 (Call 03/15/23)	1,540	1,732,931
Series D, 5.00%, 03/15/21	340	354,916
Series D, 5.00%, 03/15/22	4,195	4,554,218
Series D, 5.00%, 03/15/24 (Call 03/15/23)	3,250	3,657,160
Series E, 5.00%, 03/15/21	3,460	3,611,790
Series E, 5.00%, 03/15/23	355	400,160
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,400	1,575,392
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/21	1,925	2,068,605
Series 179, 5.00%, 12/01/22	50	55,849
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/20	1,425	1,463,076
Series A, 5.00%, 10/15/21	2,960	3,166,726
Series A, 5.00%, 10/15/22	1,000	1,112,690
Series A, 5.00%, 10/15/23	3,485	4,025,767
Triborough Bridge & Tunnel Authority RB
1.16%, 01/01/32 (Put 03/02/20)(b)(c)	5,000	5,000,000
5.50%, 11/15/21 (NPFGC)	2,330	2,514,932
Series A, 5.00%, 11/15/22	2,835	3,159,664
Series A, 5.00%, 11/15/23	425	490,756
Series A, 5.00%, 11/15/23 (Call 05/15/23)	1,510	1,712,431
Series A, 5.00%, 11/15/24 (Call 05/15/23)	245	277,688
Series B, 5.00%, 11/15/20	6,700	6,898,387
Series B, 5.00%, 11/15/21	880	943,052
Series B, 5.00%, 11/15/23 (Call 11/15/22)	3,750	4,180,537
Series B, 5.50%, 01/01/30 (PR 01/01/22)	3,250	3,529,045
Security	Par (000)	Value

New York (continued)
Utility Debt Securitization Authority RB
Series B, 5.00%, 06/15/23 (Call 06/15/21)	$850	$896,614
Series B, 5.00%, 12/15/24 (Call 12/15/22)	120	134,126
		546,920,106
North Carolina — 4.0%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	5,785	5,865,296
5.00%, 07/01/21	2,810	2,967,472
5.00%, 07/01/23	960	1,093,459
County of Guilford NC GO, 5.00%, 03/01/24.	4,130	4,819,008
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	1,580	1,696,146
County of Wake NC GO
Series C, 5.00%, 03/01/20	2,895	2,895,000
Series C, 5.00%, 03/01/21	1,075	1,120,182
Series C, 5.00%, 03/01/22	1,360	1,474,254
Series C, 5.00%, 03/01/23	4,865	5,476,044
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,430,652
Series B, 5.00%, 01/01/21 (ETM)	3,820	3,952,707
State of North Carolina GO
Series A, 5.00%, 06/01/22	4,025	4,405,081
Series A, 5.00%, 06/01/23	4,000	4,543,720
Series B, 5.00%, 06/01/22	100	109,443
Series B, 5.00%, 06/01/24	12,450	14,649,168
Series C, 4.00%, 05/01/20	3,780	3,799,694
Series C, 4.00%, 05/01/21	630	653,619
Series C, 4.00%, 05/01/22	1,280	1,369,037
Series C, 5.00%, 05/01/20	3,050	3,070,801
Series C, 5.00%, 05/01/21	4,910	5,150,737
Series C, 5.00%, 05/01/22	2,645	2,885,589
Series D, 4.00%, 06/01/20	5,030	5,069,787
Series D, 4.00%, 06/01/21	825	858,140
Series D, 4.00%, 06/01/22	2,250	2,412,495
Series D, 4.00%, 06/01/23	1,000	1,103,940
Series E, 5.00%, 05/01/20	2,100	2,114,322
State of North Carolina RB
5.00%, 03/01/20	1,240	1,240,000
5.00%, 03/01/21	525	546,583
5.00%, 03/01/22	4,975	5,385,685
5.00%, 03/01/23	1,370	1,538,168
5.00%, 03/01/24	1,000	1,162,970
Series B, 5.00%, 11/01/21	12,500	13,375,250
Series B, 5.00%, 05/01/23	2,650	2,997,547
Series C, 5.00%, 05/01/21	2,500	2,622,575
Series C, 5.00%, 05/01/22	8,480	9,247,525
Series C, 5.00%, 05/01/29 (PR 11/01/21)	500	524,635
		124,626,731
Ohio — 1.6%
American Municipal Power Inc. RB
5.00%, 02/15/24	500	580,170
5.00%, 02/15/25	1,155	1,383,598
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	2,000	2,027,680
Series 1, 5.00%, 07/01/21	1,705	1,800,310
Series 1, 5.00%, 07/01/23	1,225	1,394,430
Series 2017-1, 5.00%, 04/01/24	7,025	8,211,803
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 12/01/21	5,385	5,776,920

S c h e d u l e o f I n v e s t m e n t s	81

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
5.00%, 06/01/22	$2,010	$2,198,397
5.00%, 12/01/22	565	629,613
5.00%, 06/01/23	3,335	3,784,891
5.00%, 12/01/23	1,000	1,155,340
Series 2015-A, 5.00%, 06/01/23	1,125	1,276,763
Series 2015-A, 5.00%, 12/01/24	1,270	1,518,323
State of Ohio GO
Series A, 5.00%, 09/15/21	3,225	3,432,529
Series A, 5.00%, 09/15/22	1,000	1,106,200
Series A, 5.00%, 12/15/22	2,325	2,595,979
Series A, 5.00%, 12/15/23	4,205	4,868,297
Series A, 5.00%, 12/15/24	2,470	2,960,690
Series A, 5.00%, 02/01/29 (PR 08/01/21)	500	529,915
Series C, 5.00%, 09/15/21	2,000	2,128,700
Series Q, 5.00%, 05/01/26 (PR 05/01/23)	635	692,880
State of Ohio RB, Series 1, 5.00%, 12/15/22	1,000	1,115,660
		51,169,088
Oklahoma — 0.1%
Oklahoma Turnpike Authority RB
Series A, 5.00%, 01/01/22 (Call 01/01/21)	2,000	2,069,140
Series D, 4.00%, 01/01/23	250	272,175
Series D, 5.00%, 01/01/24	235	271,726
		2,613,041
Oregon — 0.9%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	1,455	1,470,059
Series A, 5.00%, 06/01/21	1,005	1,057,793
Series B, 5.00%, 06/15/22	2,050	2,245,426
Series B, 5.00%, 06/15/23	2,000	2,272,980
Multnomah County School District No. 1 Portland/OR GO,
Series B, 5.00%, 06/15/20 (GTD)	4,000	4,047,760
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,365	2,669,423
Series C, 5.00%, 04/01/24	500	584,470
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,000	1,113,380
Series A, 5.00%, 11/15/23	3,010	3,474,503
Series A, 5.00%, 11/15/24	5,565	6,640,269
Series A, 5.00%, 11/15/38 (PR 11/15/24)	450	519,656
State of Oregon GO
Series A, 5.00%, 05/01/24	500	586,165
Series H, 5.00%, 05/01/23	100	113,182
		26,795,066
Pennsylvania — 3.2%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/23.	4,050	4,606,348
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 01/01/21	1,300	1,344,720
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	9,000	9,516,510
5.00%, 07/15/22	1,800	1,977,804
First Series, 5.00%, 03/15/20	5,075	5,082,105
First Series, 5.00%, 06/01/20	825	833,498
First Series, 5.00%, 07/01/20	1,225	1,241,917
First Series, 5.00%, 03/15/21	1,080	1,126,926
First Series, 5.00%, 04/01/21	2,055	2,148,112
First Series, 5.00%, 07/01/21	1,030	1,087,433
First Series, 5.00%, 08/15/21	1,600	1,697,392
First Series, 5.00%, 11/15/21	700	749,903
First Series, 5.00%, 04/01/22	1,545	1,679,152
	Par
Security	(000)	Value

Pennsylvania (continued)
First Series, 5.00%, 07/01/22	$1,450	$1,590,896
First Series, 5.00%, 08/15/22	2,000	2,204,460
First Series, 5.00%, 01/01/23	2,675	2,990,088
First Series, 5.00%, 03/15/23	260	292,825
First Series, 5.00%, 04/01/23	2,015	2,273,061
First Series, 5.00%, 08/15/23	5,100	5,830,932
First Series, 5.00%, 01/01/24	2,470	2,854,999
First Series, 5.00%, 03/01/24	5,250	6,103,335
First Series, 5.00%, 07/01/24	675	793,699
First Series, 5.00%, 08/15/24	500	590,365
First Series, 5.00%, 09/15/24	1,000	1,184,050
First Series, 5.00%, 06/01/25 (PR 06/01/23)	3,625	3,963,793
Second Series, 5.00%, 09/15/20	2,135	2,182,973
Second Series, 5.00%, 01/15/21	5,180	5,368,863
Second Series, 5.00%, 09/15/21	3,035	3,230,302
Second Series, 5.00%, 01/15/22	10,280	11,084,307
Second Series, 5.00%, 09/15/22	180	199,021
Second Series, 5.00%, 09/15/23	2,930	3,359,919
Second Series, 5.00%, 10/15/23	495	569,314
Second Series, 5.00%, 09/15/24	675	799,234
Series T, 5.00%, 07/01/21	765	807,656
Delaware River Port Authority RB
Series B, 5.00%, 01/01/21	850	879,606
Series B, 5.00%, 01/01/22	180	193,723
Series B, 5.00%, 01/01/23	1,555	1,736,764
Series B, 5.00%, 01/01/24	200	231,420
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20.	500	505,060
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,114,282
		99,026,767
South Carolina — 0.1%
City of Charleston SC Waterworks & Sewer System
Revenue RB, 5.00%, 01/01/41 (PR 01/01/22).	1,055	1,092,104
Greenville County School District RB, 4.63%, 12/01/20
(AGC)	325	334,253
South Carolina Transportation Infrastructure Bank RB,
Series A, 5.00%, 10/01/24	2,175	2,582,378
		4,008,735
Tennessee — 1.2%
City of Memphis TN GO, Series D, 5.00%, 07/01/22
(Call 07/01/20)	2,000	2,027,680
County of Shelby TN GO
Series A, 5.00%, 04/01/20	1,500	1,504,920
Series A, 5.00%, 03/01/23	505	567,787
Metropolitan Government of Nashville & Davidson County
TN GO
5.00%, 07/01/22.	1,605	1,760,958
5.00%, 07/01/23.	6,000	6,829,860
5.00%, 07/01/23 (Call 07/01/22).	975	1,070,219
5.00%, 01/01/24.	3,010	3,487,807
Series A, 5.00%, 01/01/33 (PR 01/01/24)	4,750	5,308,077
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	2,000	2,154,900
Series A, 5.00%, 08/01/20	375	381,525
Series A, 5.00%, 08/01/21	7,520	7,967,741
Series A, 5.00%, 08/01/22	3,400	3,744,692
Series B, 5.00%, 08/01/23	1,000	1,142,820
		37,948,986

82	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 7.0%
Central Texas Regional Mobility Authority RB, Series B,5.00%, 01/01/45 (Put 01/07/21)(b)(c)	$500	$506,220
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/21 (AMBAC)(a)	3,375	3,320,831
Series A, 5.00%, 08/15/42 (Put 04/01/20)(b)(c)	1,450	1,454,741
City of Dallas TX GOL, 5.00%, 02/15/21	1,600	1,662,848
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/23	485	556,489
Series A, 5.00%, 10/01/24	2,040	2,421,092
City of Garland TX GOL, 5.00%, 02/15/21	1,005	1,045,250
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 05/15/20	1,000	1,008,360
Series C, 5.00%, 05/15/24	3,365	3,941,088
City of Houston TX GOL, Series A, 5.00%, 03/01/23	1,500	1,685,550
City of San Antonio Texas Electric & Gas Systems
Revenue RB
5.00%, 02/01/21	3,000	3,116,100
5.00%, 02/01/22	5,220	5,642,194
5.25%, 02/01/24	5,525	6,464,637
Series B, 2.00%, 02/01/33 (Put 12/01/21)(b)(c)	500	505,855
Series D, 3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,500	1,523,415
City of San Antonio TX Electric & Gas Systems
Revenue RB
5.00%, 02/01/21	1,510	1,568,437
5.00%, 02/01/22.	315	340,477
5.00%, 02/01/22 (ETM)	175	188,598
County of Harris TX GOL
Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,700	2,988,765
Series B, 5.00%, 10/01/21 (Call 10/01/20)	135	138,293
Cypress-Fairbanks Independent School District GO,
Series A-3, 3.00%, 02/15/43 (Put 08/17/20) (PSF)(b)(c)	810	817,752
Fort Worth Independent School District GO, 5.00%,
02/15/21 (PSF)	1,325	1,377,947
Grand Parkway Transportation Corp. RB, Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	2,075	2,362,719
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,735,100
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	1,780	1,925,444
5.00%, 02/15/25 (PSF)	1,500	1,804,140
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,819,930
Series A-2, 2.25%, 06/01/39 (Put 06/01/22) (PSF)(b)(c)	1,000	1,030,850
Leander Independent School District GO
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(a)	5,000	1,849,150
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	4,000	1,312,800
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	1,350	1,317,438
Series A, 5.00%, 08/15/20 (PSF)	5,000	5,095,050
Mesquite Independent School District GO, Series E, 5.00%, 08/15/20 (PSF)	100	101,901
North Texas Tollway Authority RB
6.00%, 01/01/38 (PR 01/01/22)	5,255	5,480,387
Series A, 5.00%, 01/01/21	500	517,245
Series A, 5.00%, 01/01/22	2,250	2,419,403
Series A, 5.00%, 01/01/23	1,200	1,339,560
Series A, 5.00%, 01/01/24	7,535	8,706,391
Series A, 5.00%, 01/01/25 (Call 01/01/24)	230	266,225
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,035	2,175,863
Series B, 5.00%, 01/01/23	1,780	1,985,946
Series B, 5.00%, 01/01/24	1,595	1,840,359
Security	Par (000)	Value

Texas (continued)
Series B, 5.00%, 01/01/24 (Call 01/01/23)	$765	$851,231
Series B, 5.00%, 01/01/25 (Call 01/01/23)	165	183,648
Series D, 5.00%, 09/01/28 (PR 09/01/22)	2,500	2,654,525
Series D, 5.00%, 09/01/31 (PR 09/01/22)	2,820	2,994,304
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,648,829
Series D, 5.25%, 09/01/27 (PR 09/01/22)	2,540	2,706,395
Northside Independent School District GO
1.45%, 06/01/47 (Put 06/01/20) (PSF)(b)(c)	1,000	1,001,260
2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,056,420
Plano Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	7,730	8,361,618
Series B, 5.00%, 02/15/21 (PSF)	2,325	2,417,907
Round Rock Independent School District GO, Series A, 5.00%, 08/01/22 (PSF)	30	33,011
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	1,020	1,187,005
San Antonio Water System RB, Series B, 2.00%, 05/01/44
(Put 11/01/22)(b)(c)	800	819,896
State of Texas GO
4.00%, 08/27/20	2,000	2,030,880
5.00%, 04/01/20	735	737,426
5.00%, 10/01/20	1,510	1,547,010
5.00%, 04/01/21	250	261,410
5.00%, 10/01/21	3,000	3,200,070
5.00%, 04/01/22	1,200	1,304,724
5.00%, 10/01/22	4,445	4,925,238
5.00%, 04/01/23	1,935	2,182,177
5.00%, 10/01/24 (Call 04/01/24)	10,305	12,050,461
Series A, 5.00%, 10/01/23	3,000	3,444,480
Series B-1, 5.00%, 08/01/23	250	285,340
Texas State University System RB
Series A, 5.00%, 03/15/20	3,000	3,004,170
Series A, 5.00%, 03/15/21	1,250	1,303,913
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/20	9,500	9,732,275
5.00%, 10/01/21	1,180	1,258,505
5.00%, 10/01/22	3,705	4,101,250
5.00%, 10/01/24	4,155	4,937,345
Series A, 5.00%, 04/01/21	2,865	2,995,443
Series A, 5.00%, 10/01/21	2,380	2,538,341
Series A, 5.00%, 04/01/22	2,050	2,227,120
Series A, 5.00%, 04/01/23	4,525	5,101,530
Series A, 5.00%, 04/01/24	1,000	1,168,060
Series A, 5.00%, 04/01/25 (Call 04/01/24)	5,225	6,107,502
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,102,740
Series A, 5.00%, 08/15/23	3,020	3,455,061
Series B, 5.00%, 08/15/20	1,000	1,018,960
Series B, 5.00%, 08/15/22	2,125	2,343,322
Series B, 5.38%, 08/15/23	605	699,864
Series D, 5.00%, 08/15/21	3,400	3,606,958
Series D, 5.00%, 08/15/24	2,000	2,368,180
Series I, 5.00%, 08/15/21	750	795,653
Series I, 5.00%, 08/15/22	400	441,096
Series J, 5.00%, 08/15/23	50	57,203
Series J, 5.00%, 08/15/24	2,395	2,835,896
		216,446,492

S c h e d u l e o f I n v e s t m e n t s	83

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah — 1.2%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/21	$3,785	$3,995,522
Series A, 5.00%, 07/01/22	2,000	2,192,880
State of Utah GO
5.00%, 07/01/22	2,410	2,646,541
5.00%, 07/01/23	1,980	2,256,666
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,660	2,809,785
Series A, 4.00%, 07/01/21	1,000	1,042,990
Series A, 5.00%, 07/01/20	2,800	2,838,948
Series A, 5.00%, 07/01/22 (PR 07/01/21)	430	454,213
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,792,073
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/24) (SAP)	10,000	11,428,600
		36,458,218
Virginia — 3.5%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	7,220,367
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/23	715	812,440
Series B, 4.00%, 06/01/23	1,000	1,104,280
Series B, 5.00%, 06/01/20	2,000	2,020,800
Series B, 5.00%, 06/01/22	1,300	1,423,071
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25.	1,790	2,148,859
County of Fairfax VA GO
Series B, 5.00%, 10/01/22 (SAW)	600	665,472
Series B, 5.00%, 04/01/23 (SAW)	4,000	4,520,120
Series B, 5.00%, 10/01/23 (SAW)	80	92,067
Series B, 5.00%, 04/01/24 (SAW)	5,000	5,857,900
Series B, 5.00%, 10/01/24 (SAW)	1,980	2,360,695
Hampton Roads Transportation Accountability Commission
RB, Series A, 5.00%, 07/01/22	5,600	6,142,808
University of Virginia RB, Series B, 5.00%, 08/01/21	4,190	4,439,473
Virginia College Building Authority RB
Series A, 5.00%, 02/01/21	450	467,289
Series A, 5.00%, 02/01/28 (PR 02/01/24)	1,100	1,234,706
Series E, 5.00%, 02/01/23	6,715	7,526,911
Series E, 5.00%, 02/01/24	1,265	1,469,045
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,050	1,202,880
5.00%, 09/15/23 (PR 03/15/23)	2,700	3,043,494
5.00%, 03/15/24	1,240	1,444,017
5.00%, 09/15/24	3,895	4,613,783
5.00%, 05/15/25 (PR 11/15/21) (SAP)	3,000	3,152,730
5.00%, 05/15/27 (PR 05/15/21) (SAP)	5,000	5,254,550
5.00%, 05/15/32 (PR 11/15/21) (SAP)	1,250	1,313,638
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,065	1,119,219
Series A, 5.00%, 05/15/23	750	849,045
Series A, 5.00%, 05/15/24	7,070	8,283,565
Virginia Public Building Authority RB
Series A, 4.00%, 08/01/28 (PR 08/01/24)	8,675	9,622,744
Series B, 5.00%, 08/01/23	900	1,027,557
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	2,510	2,543,709
5.00%, 08/01/22 (SAW)	3,935	4,331,923
5.00%, 08/01/23 (Call 08/01/22) (SAW)	3,670	4,047,643
5.00%, 08/01/24 (SAW)	2,050	2,424,146
Series B, 5.00%, 08/01/20	5,050	5,138,526
		108,919,472
Security	Par (000)	Value

Washington — 3.4%
Energy Northwest RB
5.00%, 07/01/24.	$8,000	$9,421,680
Series A, 5.00%, 07/01/20	2,325	2,357,271
Series A, 5.00%, 07/01/21	8,515	8,992,181
Series A, 5.00%, 07/01/22	1,205	1,321,499
Series A, 5.00%, 07/01/22 (Call 07/01/21)	5,780	6,103,160
Series A, 5.00%, 07/01/23	1,325	1,506,856
Series A, 5.00%, 07/01/23 (Call 07/01/21)	2,785	2,939,568
State of Washington GO
5.00%, 07/01/24 (Call 07/01/22).	500	548,710
Series 2011A, 5.00%, 08/01/33 (PR 08/01/21)	4,000	4,069,960
Series 2016A, 5.00%, 07/01/21	2,350	2,481,694
Series A, 5.00%, 08/01/29 (PR 08/01/21)	200	211,966
Series B, 5.00%, 07/01/22	2,815	3,090,588
Series B, 5.00%, 07/01/23	4,570	5,206,967
Series B, 5.00%, 07/01/24	1,640	1,932,986
Series C, 5.00%, 07/01/23 (Call 07/01/20)	2,505	2,539,594
Series C, 5.00%, 07/01/24 (Call 07/01/20)	745	755,288
Series C, 5.50%, 07/01/23	715	793,514
Series R-2011-A, 5.00%, 01/01/21	1,060	1,097,100
Series R-2011B, 5.00%, 07/01/20	520	527,233
Series R-2012C, 5.00%, 07/01/20.	1,000	1,013,910
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,200	1,316,316
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	960	1,053,053
Series R-2013A, 5.00%, 07/01/24 (Call 07/01/22)	390	427,994
Series R-2015, 5.00%, 07/01/20	470	476,538
Series R-2015, 5.00%, 07/01/21	1,345	1,420,374
Series R-2015, 5.00%, 07/01/24	1,085	1,278,835
Series R-2015-C, 5.00%, 07/01/20	1,000	1,013,910
Series R-2015E, 5.00%, 07/01/22	420	461,118
Series R-2015-E, 5.00%, 07/01/20	2,250	2,281,298
Series R-2017A, 5.00%, 08/01/20	2,460	2,502,927
Series R-2017A, 5.00%, 08/01/21	2,690	2,850,163
Series R-2017-A, 5.00%, 08/01/22	315	346,935
Series R-2017C, 5.00%, 08/01/24.	2,805	3,315,594
Series R-2018C, 5.00%, 08/01/23.	2,000	2,285,640
Series R-C, 5.00%, 07/01/21.	25	26,401
Series R-C, 5.00%, 07/01/23.	8,500	9,684,730
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	4,020	4,577,453
State of Washington RB
Series C, 5.00%, 09/01/20	1,010	1,030,937
Series C, 5.00%, 09/01/21	545	578,850
Series F, 5.00%, 09/01/20	6,510	6,644,952
Series F, 5.00%, 09/01/21	3,200	3,398,752
Series F, 5.00%, 09/01/22	1,405	1,549,378
Series F, 5.00%, 09/01/23 (Call 09/01/22)	140	154,423
Series F, 5.00%, 09/01/24 (Call 09/01/22)	295	325,004
		105,913,300
Wisconsin — 2.4%
State of Wisconsin Clean Water Fund Leveraged Loan
Portfolio RB, Series 1, 5.00%, 06/01/20, (ETM)	3,060	3,091,059
State of Wisconsin GO
Series 1, 5.00%, 05/01/20	1,000	1,006,840
Series 1, 5.00%, 11/01/20	505	519,155
Series 1, 5.00%, 05/01/21	2,025	2,124,286
Series 1, 5.00%, 11/01/21	2,010	2,150,740
Series 1, 5.00%, 05/01/22	2,815	3,068,491
Series 1, 5.00%, 05/01/22 (Call 05/01/21)	1,010	1,060,732
Series 1, 5.00%, 05/01/23	2,000	2,264,980
Series 1, 5.00%, 11/01/23	2,340	2,698,301

84	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term National Muni Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	$115	$130,662
Series 2, 5.00%, 11/01/20	5,000	5,140,150
Series 2, 5.00%, 11/01/21	2,075	2,220,292
Series 2, 5.00%, 11/01/22	11,250	12,507,413
Series 2, 5.00%, 11/01/22 (Call 11/01/21).	265	284,016
Series 2, 5.00%, 05/01/24 (PR 05/01/23)	2,035	2,220,490
Series 3, 5.00%, 11/01/20	4,500	4,626,135
Series 3, 5.00%, 11/01/21	235	251,455
Series 4, 5.00%, 05/01/20	3,750	3,775,650
Series B, 5.00%, 05/01/32 (PR 05/01/22)	800	838,936
State of Wisconsin RB
Series A, 5.00%, 05/01/22	13,500	14,712,705
Series A, 5.00%, 05/01/24	130	152,286
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	2,270	2,396,257
Series 1, 5.00%, 07/01/22	1,770	1,941,991
Series A, 5.00%, 07/01/20 (AGM)	2,120	2,149,277
Series I, 5.00%, 07/01/20 (NPFGC)	1,605	1,627,165
		72,959,464
Total Municipal Debt Obligations — 99.2%
(Cost: $3,033,267,638)		3,078,534,641

	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.98%(d)(e)	3,192	$3,193,077

Total Short-Term Investments — 0.1%
(Cost: $3,192,532)		3,193,077

Total Investments in Securities — 99.3%
(Cost: $3,036,460,170).		3,081,727,718

Other Assets, Less Liabilities — 0.7%		21,625,120

Net Assets — 100.0%		$3,103,352,838

(a)	Zero-coupon bond.

(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	1,972	1,220	3,192	$3,193,077	$182,786	$124		$160

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$3,078,534,641	$—	$3,078,534,641
Money Market Funds	3,193,077	—	—	3,193,077
	$3,193,077	$3,078,534,641	$—	$3,081,727,718

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	85

Statements of Assets and Liabilities

February 29, 2020

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$1,562,020,527	$16,354,398,009	$480,787,786	$3,078,534,641
Affiliated(b)	13,158,528	83,604,530	2,459,588	3,193,077
Receivables:
Investments sold	—	6,081,261	—	—
Dividends	7,895	72,922	2,718	12,371
Interest	16,500,140	170,773,533	5,283,064	35,379,957
Total assets	1,591,687,090	16,614,930,255	488,533,156	3,117,120,046

LIABILITIES
Payables:
Investments purchased	10,656,112	62,092,942	525,650	13,602,078
Capital shares redeemed	—	3,417,625	—	—
Investment advisory fees	303,541	897,607	94,288	165,130
Total liabilities	10,959,653	66,408,174	619,938	13,767,208

NET ASSETS	$1,580,727,437	$16,548,522,081	$487,913,218	$3,103,352,838

NET ASSETS CONSIST OF:
Paid-in capital	$1,475,159,929	$15,501,046,121	$459,536,150	$3,055,474,244
Accumulated earnings	105,567,508	1,047,475,960	28,377,068	47,878,594
NET ASSETS	$1,580,727,437	$16,548,522,081	$487,913,218	$3,103,352,838

Shares outstanding	25,150,000	141,300,000	8,350,000	28,900,000
Net asset value.	$62.85	$117.12	$58.43	$107.38
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$1,458,618,724	$15,314,161,039	$453,190,589	$3,033,267,638
(b) Investments, at cost — Affiliated	$13,158,528	$83,590,867	$2,459,588	$3,192,532

See notes to financial statements.

86	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations

Year Ended February 29, 2020

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares New York Muni Bond ETF	iShares Short-Term National Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$126,787	$1,637,145	$82,254	$182,786
Interest — Unaffiliated	30,159,605	344,697,434	9,973,625	40,797,253
Total investment income	30,286,392	346,334,579	10,055,879	40,980,039

EXPENSES
Investment advisory fees	3,294,707	9,735,281	1,035,392	1,730,249
Miscellaneous	—	10,800	—	—
Total expenses	3,294,707	9,746,081	1,035,392	1,730,249
Net investment income	26,991,685	336,588,498	9,020,487	39,249,790

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	52,032	6,650,526	54,810	(103,726)
Investments — Affiliated	—	6,136	—	124
In-kind redemptions — Unaffiliated	—	14,655,274	—	—
Net realized gain (loss)	52,032	21,311,936	54,810	(103,602)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	89,446,874	878,694,895	23,617,373	39,706,044
Investments — Affiliated.	—	11,693	—	160
Net change in unrealized appreciation (depreciation)	89,446,874	878,706,588	23,617,373	39,706,204
Net realized and unrealized gain	89,498,906	900,018,524	23,672,183	39,602,602
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,490,591	$1,236,607,022	$32,692,670	$78,852,392

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	87

Statements of Changes in Net Assets

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/29/20	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,991,685	$22,551,710	$336,588,498	$255,061,402
Net realized gain (loss)	52,032	(1,360,540)	21,311,936	(5,799,194)
Net change in unrealized appreciation (depreciation)	89,446,874	9,174,256	878,706,588	137,231,913
Net increase in net assets resulting from operations	116,490,591	30,365,426	1,236,607,022	386,494,121

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(26,492,928)	(22,233,307)	(330,961,212)	(248,223,956)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	396,371,665	200,110,203	4,230,733,863	2,191,868,467

NET ASSETS
Total increase in net assets	486,369,328	208,242,322	5,136,379,673	2,330,138,632
Beginning of year	1,094,358,109	886,115,787	11,412,142,408	9,082,003,776
End of year	$1,580,727,437	$1,094,358,109	$16,548,522,081	$11,412,142,408

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

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Statements of Changes in Net Assets (continued)

	iShares New York Muni Bond ETF		iShares Short-Term National Muni Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/29/20	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,020,487	$7,719,773	$39,249,790	$24,794,084
Net realized gain (loss)	54,810	(95,844)	(103,602)	(678,053)
Net change in unrealized appreciation (depreciation)	23,617,373	3,085,991	39,706,204	15,606,041
Net increase in net assets resulting from operations	32,692,670	10,709,920	78,852,392	39,722,072

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,877,857)	(7,672,306)	(38,450,095)	(23,353,462)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	119,580,142	46,323,597	890,916,445	618,874,729

NET ASSETS
Total increase in net assets	143,394,955	49,361,211	931,318,742	635,243,339
Beginning of year	344,518,263	295,157,052	2,172,034,096	1,536,790,757
End of year	$487,913,218	$344,518,263	$3,103,352,838	$2,172,034,096

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	89

Financial Highlights

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)

Net asset value, beginning of year	$58.68	$58.11	$58.06	$59.43	$58.83
Net investment income(b)	1.25	1.28	1.25	1.30	1.46
Net realized and unrealized gain (loss)(c)	4.16	0.56	0.04	(1.41)	0.64
Net increase (decrease) from investment operations	5.41	1.84	1.29	(0.11)	2.10
Distributions(d)
From net investment income	(1.24)	(1.27)	(1.24)	(1.26)	(1.50)
Total distributions	(1.24)	(1.27)	(1.24)	(1.26)	(1.50)
Net asset value, end of year	$62.85	$58.68	$58.11	$58.06	$59.43

Total Return
Based on net asset value	9.30%	3.22%	2.21%	(0.21)%	3.69%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.05%	2.20%	2.12%	2.19%	2.49%

Supplemental Data
Net assets, end of year (000)	$1,580,727	$1,094,358	$886,116	$725,797	$505,177
Portfolio turnover rate(e)	9%	32%	32%	25%	8%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

90	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of year	$109.84	$108.64	$108.92	$111.33	$110.30
Net investment income(a)	2.75	2.77	2.51	2.48	2.67
Net realized and unrealized gain (loss)(b)	7.27	1.14	(0.29)	(2.51)	1.12
Net increase (decrease) from investment operations	10.02	3.91	2.22	(0.03)	3.79

Distributions(c)
From net investment income	(2.74)	(2.71)	(2.50)	(2.38)	(2.76)
Total distributions	(2.74)	(2.71)	(2.50)	(2.38)	(2.76)

Net asset value, end of year	$117.12	$109.84	$108.64	$108.92	$111.33

Total Return
Based on net asset value	9.21%	3.67%	2.04%	(0.05)%	3.54%

Ratios to Average Net Assets
Total expenses	0.07%	0.12%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.07%	0.11%	0.25%	0.25%	0.25%
Net investment income	2.42%	2.55%	2.28%	2.23%	2.44%

Supplemental Data
Net assets, end of year (000)	$16,548,522	$11,412,142	$9,082,004	$7,831,526	$6,268,018
Portfolio turnover rate(d)	8%	10%	10%	8%	10%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)

Net asset value, beginning of year	$55.12	$54.66	$55.04	$56.36	$55.76
Net investment income(b)	1.24	1.36	1.34	1.34	1.44
Net realized and unrealized gain (loss)(c)	3.31	0.46	(0.35)	(1.34)	0.61
Net increase from investment operations	4.55	1.82	0.99	0.00	2.05

Distributions(d)
From net investment income	(1.24)	(1.36)	(1.32)	(1.32)	(1.45)
From net realized gain	—	—	(0.05)	—	—
Total distributions	(1.24)	(1.36)	(1.37)	(1.32)	(1.45)

Net asset value, end of year	$58.43	$55.12	$54.66	$55.04	$56.36

Total Return
Based on net asset value	8.33%	3.39%	1.79%	(0.01)%	3.79%

Ratios to Average Net Assets
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.18%	2.49%	2.40%	2.38%	2.60%

Supplemental Data
Net assets, end of year (000)	$487,913	$344,518	$295,157	$242,190	$219,805
Portfolio turnover rate(e)	7%	19%	31%	21%	11%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017.
(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

92	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of year	$105.70	$104.90	$105.74	$106.40	$106.06
Net investment income(a)	1.69	1.52	1.03	0.84	0.81
Net realized and unrealized gain (loss)(b)	1.67	0.72	(0.86)	(0.71)	0.35
Net increase from investment operations	3.36	2.24	0.17	0.13	1.16

Distributions(c)
From net investment income	(1.68)	(1.44)	(1.01)	(0.79)	(0.82)
Total distributions	(1.68)	(1.44)	(1.01)	(0.79)	(0.82)

Net asset value, end of year	$107.38	$105.70	$104.90	$105.74	$106.40

Total Return
Based on net asset value	3.19%	2.15%	0.16%	0.14%	1.13%

Ratios to Average Net Assets
Total expenses	0.07%	0.12%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.07%	0.11%	0.25%	0.25%	0.25%
Net investment income	1.59%	1.45%	0.97%	0.79%	0.76%

Supplemental Data
Net assets, end of year (000)	$3,103,353	$2,172,034	$1,536,791	$1,438,050	$1,010,753
Portfolio turnover rate(d)	19%	24%	21%	19%	23%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	93

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
New York Muni Bond	Non-diversified
Short-Term National Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
California Muni Bond	$1,069,205,294
National Muni Bond	11,168,869,367
New York Muni Bond	338,404,750
Short-Term National Muni Bond	2,152,330,803

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

94	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair valu hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
California Muni Bond	0.25%
National Muni Bond	0.07
New York Muni Bond	0.25
Short-Term National Muni Bond	0.07

N o t e s t o F i n a n c i a l S t a t e m e n t s	95

Notes to Financial Statements (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”).

For the iShares National Muni Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$515,569,328	$110,712,912
National Muni Bond	3,148,933,315	1,142,915,308
New York Muni Bond	145,292,826	26,349,149
Short-Term National Muni Bond	1,268,064,452	459,730,525

For the year ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
National Muni Bond	$2,988,941,365	$511,447,474
Short-Term National Muni Bond	196,698,608	—

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

On April 9, 2020, iShares National Muni Bond ETF received permission from the Internal Revenue Service to change its accounting method with respect to the treatment of certain loss transactions for tax purposes. As a result, immaterial adjustments were made to tax cost, tax unrealized and non-expiring capital loss carryforward balances.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
National Muni Bond	$14,655,276	$(14,655,276)

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Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/20	Year Ended 02/28/19
California Muni Bond
Tax-exempt income	$26,425,968	$22,171,230
Ordinary income	66,960	62,077
	$26,492,928	$22,233,307
National Muni Bond
Tax-exempt income	$330,799,082	$248,070,004
Ordinary income	162,130	153,952
	$330,961,212	$248,223,956
New York Muni Bond
Tax-exempt income	$8,873,191	$7,666,762
Ordinary income	4,666	5,544
	$8,877,857	$7,672,306
Short-Term National Muni Bond
Tax-exempt income	$38,450,095	$23,353,462

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax Exempt Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
California Muni Bond	$2,509,333	$(294,657)	$103,352,832		$105,567,508
National Muni Bond	31,941,010	(24,570,770)	1,040,105,720		1,047,475,960
New York Muni Bond	828,507	(47,908)	27,596,469		28,377,068
Short-Term National Muni Bond	3,888,443	(1,224,557)	45,214,708		47,878,594

(a)	Amounts available to offset future realized capital gains.

(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended February 29, 2020, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
California Muni Bond	$61,442
National Muni Bond	6,727,203
New York Muni Bond	56,135

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond.	$1,471,826,223	$103,416,743	$(63,911)	$103,352,832
National Muni Bond	15,397,896,819	1,040,217,393	(111,673)	1,040,105,720
New York Muni Bond	455,650,905	27,596,970	(501)	27,596,469
Short-Term National Muni Bond	3,036,513,010	45,300,403	(85,695)	45,214,708

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

N o t e s t o F i n a n c i a l S t a t e m e n t s	97

Notes to Financial Statements (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a municipal bond fund concentrates its investments in issuers located in a single state, it assumes the risk that economic, regulatory, political or social conditions affecting that state could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/20		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
California Muni Bond
Shares sold	6,500,000	$396,371,665	5,100,000	$297,935,341
Shares redeemed	—	—	(1,700,000)	(97,825,138)
Net increase	6,500,000	$396,371,665	3,400,000	$200,110,203

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Notes to Financial Statements (continued)

	Year Ended 02/29/20		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
National Muni Bond
Shares sold	44,100,000	$4,991,354,526	35,300,000	$3,820,998,888
Shares redeemed	(6,700,000)	(760,620,663)	(15,000,000)	(1,629,130,421)
Net increase	37,400,000	$4,230,733,863	20,300,000	$2,191,868,467
New York Muni Bond
Shares sold	2,100,000	$119,580,142	850,000	$46,323,597
Short-Term National Muni Bond
Shares sold	8,350,000	$890,916,445	6,400,000	$671,135,283
Shares redeemed	—	—	(500,000)	(52,260,554)
Net increase	8,350,000	$890,916,445	5,900,000	$618,874,729

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	99

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The Funds hereby designate the following percentage of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 29, 2020:

Exempt-Interest
iShares ETF	Dividends
California Muni Bond	99.75%
National Muni Bond	99.95
New York Muni Bond	99.95
Short-Term National Muni Bond	100.00

For California income tax purposes, the iShares California Muni Bond ETF designates 99.75% of its distributions paid from net investment income during the fiscal year ended February 29, 2020 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Additionally, all ordinary income distributions are comprised of interest related dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

I m p o r t a n t T a x I n f o r m a t i o n	101

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF and iShares Short-Term National Muni Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year				Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California Muni Bond(a)	$1.235593	$—	$0.001515	$1.237108	100%	—%	0	%(b)	100%
National Muni Bond	2.737307	—	—	2.737307	100	—	—		100
New York Muni Bond(a)	1.234637	—	0.001433	1.236070	100	—	0	(b)	100
Short-Term National Muni Bond(a)	1.681879	—	0.002632	1.684511	100	—	0	(b)	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results

iShares California Muni Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.5% and Less than 1.0%	7	0.56%
Greater than 0.0% and Less than 0.5%	1,086	86.33
At NAV	12	0.95
Less than 0.0% and Greater than –0.5%	150	11.92
Less than –0.5% and Greater than –1.0%	2	0.16
Less than –3.0% and Greater than –3.5%	1	0.08
	1,258	100.00%

S u p p l e m e n t a l I n f o r m a t i o n	103

Supplemental Information (unaudited) (continued)

iShares National Muni Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.0% and Less than 0.5%	835	66.37%
At NAV	48	3.82
Less than 0.0% and Greater than –0.5%	374	29.73
Less than –0.5% and Greater than –1.0%	1	0.08
	1,258	100.00%

iShares New York Muni Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	5	0.40
Greater than 0.0% and Less than 0.5%	1,063	84.50
At NAV	13	1.03
Less than 0.0% and Greater than –0.5%	176	13.99
	1,258	100.00%

iShares Short-Term National Muni Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	976	77.59
At NAV	32	2.54
Less than 0.0% and Greater than –0.5%	249	19.79
	1,258	100.00%

104	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the "BlackRock Fixed-Income Complex") and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).
(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T r u s t e e a n d O f f i c e r I n f o r m a t i o n	105

Trustee and Officer Information (continued)

Independent Trustees (continued)
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

106	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	107

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

TA	Tax Allocation

108	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com   |  1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-206-0220

FEBRUARY 29, 2020

2020 Annual Report

iShares Trust

•	iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ
•	iShares Short-Term Corporate Bond ETF | IGSB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade corporate bond performance was positive during the 12 months ended February 29, 2020 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade Index returned 18.16% for the reporting period, outperforming the 11.68% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the overall bond market.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, investment-grade corporate bonds advanced strongly, as falling interest rates and expectations for further Fed easing contributed to a self-reinforcing cycle in which increased demand led to lower yields, which in turn reduced corporate borrowing costs. Corporate bond issuance was high for much of the reporting period, as companies issued debt to take advantage of historically low borrowing costs. Relatively higher bond yields in the U.S. drove global investor demand as yields in other developed economies remained persistently low, with some entering negative territory. In February 2020, investors began expecting additional interest rate cuts to counteract the economic slowdown.

Within the investment-grade category, bonds at all credit rating levels posted strong returns. The lowest-rated investment-grade bonds continued to gain despite concerns that large amounts of debt at this rating could be recategorized as high yield in the event of an economic downturn. Corporate bonds with maturities of ten years or more, which made up approximately 42% of the overall investment-grade market, were the top performers.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® Broad USD Investment Grade Corporate Bond ETF

Investment Objective

The iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds, as represented by the ICE BofAML US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	15.41%	4.67%	5.33%	15.41%	25.63%	68.15%
Fund Market	15.04	4.54	5.25	15.04	24.84	66.81
Index	15.59	4.85	5.53	15.59	26.69	71.32

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,041.70	$0.30		$1,000.00	$1,024.60	$0.30		0.06%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

4	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BYCREDIT QUALITY
	Percent of
Moody’s Credit Rating	Total Investments	(a)
Aaa	1.7%
Aa	7.6
A	37.1
Baa	48.6
Ba	2.9
Not Rated	2.1
ALLOCATION BY MATURITY
	Percent of
Maturity	Total Investments	(a)
1-5 Years	35.0%
5-10 Years	29.9
10-15 Years	3.5
15-20 Years	7.6
More than 20 Years	24.0

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® Short-Term Corporate Bond ETF

Investment Objective

The iShares Short-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years, as represented by the ICE BofAML 1-5 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.21%	2.66%	2.27%	7.21%	14.03%	25.21%
Fund Market	7.04	2.65	2.20	7.04	13.99	24.29
Index	7.29	2.87	2.58	7.29	15.21	28.98

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 1-5 Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,026.20	$0.30		$1,000.00	$1,024.60	$0.30		0.06%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

6	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® Short-Term Corporate Bond ETF

Portfolio Information

ALLOCATION BYCREDIT QUALITY
	Percent of
Moody’s Credit Rating	Total Investments	(a)
Aaa	0.9%
Aa	9.3
A	40.4
Baa	44.7
Ba	2.6
Not Rated	2.1
ALLOCATION BY MATURITY
	Percent of
Maturity	Total Investments	(a)
1-2 Years	22.5%
2-3 Years	28.8
3-4 Years	25.3
4-5 Years	21.4
5-6 Years	1.8
9-10 Years	0.2

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes
Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	$565	$582,098
3.75%, 02/15/23	584	622,395
4.00%, 03/15/22(a)	219	227,727
4.20%, 04/15/24	50	55,097
4.65%, 10/01/28 (Call 07/01/28)(a)	225	268,631
5.40%, 10/01/48 (Call 04/01/48)	635	849,486
Omnicom Group Inc., 2.45%, 04/30/30 (Call 01/30/30)	500	504,010
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,254	1,377,184
3.63%, 05/01/22(a)	1,106	1,156,465
3.65%, 11/01/24 (Call 08/01/24)	937	1,010,992
WPP Finance 2010
3.63%, 09/07/22	350	367,572
3.75%, 09/19/24	1,097	1,193,775
		8,215,432
Aerospace & Defense — 1.6%
Airbus Finance BV, 2.70%, 04/17/23(b)	660	687,941
BAE Systems Holdings Inc.
3.85%, 12/15/25 (Call 09/15/25)(b)	490	538,849
4.75%, 10/07/44(b)	250	318,541
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	375	375,838
2.13%, 03/01/22 (Call 02/01/22)	516	520,888
2.20%, 10/30/22 (Call 08/30/22)(a)	295	296,434
2.35%, 10/30/21	240	241,488
2.50%, 03/01/25 (Call 12/01/24)	111	113,254
2.60%, 10/30/25 (Call 07/30/25)	710	726,372
2.70%, 05/01/22	640	654,821
2.80%, 03/01/23 (Call 02/01/23)	300	308,899
2.80%, 03/01/24 (Call 02/01/24)	725	748,706
2.80%, 03/01/27 (Call 12/01/26)	205	211,681
2.85%, 10/30/24 (Call 07/30/24)	490	504,381
2.95%, 02/01/30 (Call 11/01/29)(a)	345	360,534
3.10%, 05/01/26 (Call 03/01/26)	400	424,059
3.20%, 03/01/29 (Call 12/01/28)	545	583,130
3.25%, 03/01/28 (Call 12/01/27)	40	42,537
3.25%, 02/01/35 (Call 11/01/34)	625	665,950
3.38%, 06/15/46 (Call 12/15/45)(a)	240	245,378
3.45%, 11/01/28 (Call 08/01/28)(a)	545	589,813
3.50%, 03/01/39 (Call 09/01/38)(a)	415	441,116
3.50%, 03/01/45 (Call 09/01/44)	1,060	1,081,147
3.55%, 03/01/38 (Call 09/01/37)	425	470,926
3.60%, 05/01/34 (Call 02/01/34)	395	436,309
3.63%, 03/01/48 (Call 09/01/47)	75	79,293
3.65%, 03/01/47 (Call 09/01/46)	400	425,486
3.75%, 02/01/50 (Call 08/01/49)	450	498,700
3.83%, 03/01/59 (Call 09/01/58)	150	162,217
3.85%, 11/01/48 (Call 05/01/48)	100	110,322
3.90%, 05/01/49 (Call 11/01/48)	150	165,729
3.95%, 08/01/59 (Call 02/01/59)	780	867,334
5.88%, 02/15/40	374	501,904
6.88%, 03/15/39	198	295,286
7.95%, 08/15/24	560	693,102
Embraer Netherlands Finance BV
5.05%, 06/15/25	384	418,560
5.40%, 02/01/27(a)	1,015	1,143,461
Embraer SA, 5.15%, 06/15/22(a)	300	315,375
	Par
Security	(000)	Value

Aerospace & Defense (continued)
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	$513	$521,156
2.13%, 08/15/26 (Call 05/15/26)(a)	765	786,899
2.25%, 11/15/22 (Call 08/15/22)	741	758,354
2.63%, 11/15/27 (Call 08/15/27)(a)	525	556,709
3.00%, 05/11/21	420	428,686
3.38%, 05/15/23 (Call 04/15/23)	663	703,208
3.50%, 05/15/25 (Call 03/15/25)(a)	884	971,042
3.75%, 05/15/28 (Call 02/15/28)	1,164	1,321,827
3.88%, 07/15/21 (Call 04/15/21)	276	284,009
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	116	126,209
4.70%, 08/15/25 (Call 05/15/25)	515	576,142
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	220	242,377
3.85%, 06/15/23 (Call 05/15/23)(b)	325	348,001
3.85%, 12/15/26 (Call 09/15/26)(b)	288	318,321
3.95%, 05/28/24 (Call 02/28/24)(a)(b)	242	263,571
4.40%, 06/15/28 (Call 03/15/28)	647	750,842
4.40%, 06/15/28 (Call 03/15/28)(b)	1,122	1,302,079
4.85%, 04/27/35 (Call 10/27/34)(a)	320	397,308
5.05%, 04/27/45 (Call 10/27/44)(a)	292	382,399
6.15%, 12/15/40(a)	100	145,766
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	27	28,810
3.10%, 01/15/23 (Call 11/15/22)	1,002	1,048,103
3.35%, 09/15/21	738	762,899
3.55%, 01/15/26 (Call 10/15/25)	538	596,367
3.60%, 03/01/35 (Call 09/01/34)	90	105,035
3.80%, 03/01/45 (Call 09/01/44)	450	535,045
4.07%, 12/15/42	963	1,188,819
4.09%, 09/15/52 (Call 03/15/52)	925	1,189,108
4.50%, 05/15/36 (Call 11/15/35)(a)	417	528,733
4.70%, 05/15/46 (Call 11/15/45)	924	1,244,641
5.72%, 06/01/40	45	64,220
Series B, 6.15%, 09/01/36	175	253,692
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	619	637,524
2.93%, 01/15/25 (Call 11/15/24)(a)	1,822	1,931,008
3.20%, 02/01/27 (Call 11/01/26)(a)	533	571,868
3.25%, 08/01/23	830	879,946
3.25%, 01/15/28 (Call 10/15/27)(a)	1,422	1,534,357
3.50%, 03/15/21	407	415,235
3.85%, 04/15/45 (Call 10/15/44)	701	797,516
4.03%, 10/15/47 (Call 04/15/47)	850	1,017,844
4.75%, 06/01/43	400	518,825
5.05%, 11/15/40	475	619,065
Northrop Grumman Systems Corp., 7.75%, 02/15/31	95	141,205
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,006	1,034,715
4.20%, 12/15/44 (Call 06/15/44)	455	589,179
4.70%, 12/15/41	50	67,672
4.88%, 10/15/40	305	420,284
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	475	488,452
3.10%, 11/15/21 (Call 08/15/21)	349	358,283
3.20%, 03/15/24 (Call 01/15/24)	969	1,030,706
3.50%, 03/15/27 (Call 12/15/26)	1,388	1,544,616
3.70%, 12/15/23 (Call 09/15/23)	310	332,392
4.35%, 04/15/47 (Call 10/15/46)	535	687,115

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Aerospace & Defense (continued)
4.80%, 12/15/43 (Call 06/15/43)	$268	$352,402
Rolls-Royce PLC, 3.63%, 10/14/25(Call 07/14/25)(b)	1,215	1,296,016
United Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	487	529,574
3.65%, 08/16/23 (Call 07/16/23) (a)	1,727	1,865,172
3.75%, 11/01/46 (Call 05/01/46)	645	741,695
3.95%, 08/16/25 (Call 06/16/25)	1,367	1,529,763
4.05%, 05/04/47 (Call 11/04/46)	320	392,598
4.13%, 11/16/28 (Call 08/16/28)	1,465	1,716,442
4.15%, 05/15/45 (Call 11/16/44)	581	703,490
4.45%, 11/16/38 (Call 05/16/38)	440	550,863
4.50%, 06/01/42	1,765	2,264,535
4.63%, 11/16/48 (Call 05/16/48)	729	978,045
5.40%, 05/01/35	250	340,602
5.70%, 04/15/40	850	1,241,129
6.05%, 06/01/36	295	421,711
6.13%, 07/15/38	665	989,852
6.70%, 08/01/28	150	202,278
7.50%, 09/15/29(a)	375	545,846
		68,275,958
Agriculture — 1.2%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	535	546,751
2.85%, 08/09/22	1,774	1,823,002
2.95%, 05/02/23	34	35,101
3.49%, 02/14/22	420	434,563
3.80%, 02/14/24 (Call 01/14/24) (a)	911	978,329
3.88%, 09/16/46 (Call 03/16/46)	1,522	1,488,317
4.00%, 01/31/24	888	958,998
4.25%, 08/09/42	1,150	1,175,375
4.40%, 02/14/26 (Call 12/14/25)	560	626,586
4.50%, 05/02/43(a)	390	407,665
4.75%, 05/05/21	81	83,982
4.80%, 02/14/29 (Call 11/14/28)	1,465	1,674,181
5.38%, 01/31/44	835	984,305
5.80%, 02/14/39 (Call 08/14/38)	1,426	1,749,354
5.95%, 02/14/49 (Call 08/14/48) (a)	495	629,252
6.20%, 02/14/59 (Call 08/14/58)	423	553,490
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,114	1,160,407
3.38%, 03/15/22 (Call 02/15/22)	1,075	1,118,642
4.02%, 04/16/43	585	717,376
4.48%, 03/01/21	50	51,490
4.50%, 03/15/49 (Call 09/15/48)	680	921,697
5.77%, 03/01/41(c)	475	709,207
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	1,004	1,030,963
2.79%, 09/06/24 (Call 08/06/24) (a)	47	48,569
3.22%, 08/15/24 (Call 06/15/24)	1,453	1,525,991
3.22%, 09/06/26 (Call 07/06/26)	425	443,530
3.46%, 09/06/29 (Call 06/06/29) (a)	50	52,373
3.56%, 08/15/27 (Call 05/15/27)	2,035	2,134,683
4.39%, 08/15/37 (Call 02/15/37)	315	333,696
4.54%, 08/15/47 (Call 02/15/47)	1,680	1,748,725
4.76%, 09/06/49 (Call 03/06/49)	720	777,530
BAT International Finance PLC
3.25%, 06/07/22(b)	750	775,684
3.50%, 06/15/22(b)	925	961,797
3.95%, 06/15/25(b)	250	270,223
	Par
Security	(000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)(a)	$870	$898,198
3.75%, 09/25/27 (Call 06/25/27)	550	580,798
4.35%, 03/15/24 (Call 02/15/24)(a)	716	772,245
Cargill Inc.
3.25%, 03/01/23(b)	21	22,125
3.25%, 05/23/29 (Call 02/23/29)(b)	404	448,845
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	250	313,368
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	1,000	1,038,849
3.50%, 07/26/26 (Call 05/26/26)(a)(b)	925	972,801
3.75%, 07/21/22 (Call 05/21/22)(a)(b)	700	731,589
3.88%, 07/26/29 (Call 04/26/29)(b)	482	509,351
4.25%, 07/21/25 (Call 04/21/25)(b)	1,025	1,114,022
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	678	689,357
2.38%, 08/17/22 (Call 07/17/22)(a)	448	456,968
2.50%, 08/22/22	372	382,545
2.50%, 11/02/22 (Call 10/02/22)	397	408,875
2.63%, 02/18/22 (Call 01/18/22)	138	141,279
2.63%, 03/06/23	100	103,522
2.75%, 02/25/26 (Call 11/25/25)	271	282,227
2.88%, 05/01/24 (Call 04/01/24)	150	157,581
2.90%, 11/15/21	407	416,214
3.13%, 08/17/27 (Call 05/17/27)	85	90,968
3.13%, 03/02/28 (Call 12/02/27)	229	244,147
3.25%, 11/10/24	417	443,881
3.38%, 08/11/25 (Call 05/11/25)	110	119,537
3.38%, 08/15/29 (Call 05/15/29)	790	861,582
3.60%, 11/15/23(a)	100	107,549
3.88%, 08/21/42	243	265,859
4.13%, 05/17/21	300	310,156
4.13%, 03/04/43	573	650,649
4.25%, 11/10/44	994	1,150,083
4.38%, 11/15/41	702	812,333
4.50%, 03/20/42	520	611,392
4.88%, 11/15/43	505	630,843
6.38%, 05/16/38	598	863,201
Reynolds American Inc.
4.00%, 06/12/22	538	566,462
4.45%, 06/12/25 (Call 03/12/25)	1,183	1,303,785
4.85%, 09/15/23	350	388,123
5.70%, 08/15/35 (Call 02/15/35)	857	1,021,266
5.85%, 08/15/45 (Call 02/15/45)	1,474	1,761,902
6.15%, 09/15/43	305	367,668
7.25%, 06/15/37	574	759,461
		52,703,440
Airlines — 0.1%
Delta Air Lines Inc.
3.40%, 04/19/21	385	392,117
3.63%, 03/15/22 (Call 02/15/22)	393	404,955
3.75%, 10/28/29 (Call 07/28/29)	755	762,244
3.80%, 04/19/23 (Call 03/19/23)	336	350,680
4.38%, 04/19/28 (Call 01/19/28)	377	399,026
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	700	705,325
2.75%, 11/16/22 (Call 10/16/22)	160	164,726
3.00%, 11/15/26 (Call 08/15/26)	70	74,223

10	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Airlines (continued)
3.45%, 11/16/27 (Call 08/16/27)(a)	$100	$108,762
		3,362,058
Apparel — 0.1%
Michael Kors USA Inc., 4.00%, 11/01/24
(Call 09/01/24)(a)(b)	775	814,122
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	530	546,589
2.38%, 11/01/26 (Call 08/01/26)(a)	625	657,895
3.38%, 11/01/46 (Call 05/01/46)	251	288,555
3.63%, 05/01/43 (Call 11/01/42)	525	598,210
3.88%, 11/01/45 (Call 05/01/45)	385	474,057
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	865	962,453
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)(a)	298	314,303
4.25%, 04/01/25 (Call 01/01/25)	443	469,474
VF Corp., 3.50%, 09/01/21 (Call 03/04/20)	295	303,655
		5,429,313
Auto Manufacturers — 2.4%
American Honda Finance Corp.
1.65%, 07/12/21	555	557,282
1.70%, 09/09/21	1,100	1,105,782
1.95%, 05/10/23	175	177,623
2.05%, 01/10/23	1,685	1,712,626
2.15%, 09/10/24	143	146,142
2.20%, 06/27/22	30	30,606
2.30%, 09/09/26	962	999,215
2.35%, 01/08/27	300	308,057
2.40%, 06/27/24	750	774,192
2.60%, 11/16/22	780	806,334
2.90%, 02/16/24	200	210,184
3.38%, 12/10/21	360	373,287
3.45%, 07/14/23(a)	265	282,466
3.50%, 02/15/28(a)	150	167,647
3.55%, 01/12/24	783	840,092
3.63%, 10/10/23	1,100	1,181,545
BMW Finance NV
2.25%, 08/12/22(b)	600	608,359
2.40%, 08/14/24 (Call 07/14/24)(a)(b)	585	605,443
2.85%, 08/14/29 (Call 05/14/29)(a)(b)	250	262,235
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	100	100,627
2.00%, 04/11/21 (Call 03/11/21)(b)	1,075	1,081,394
2.25%, 09/15/23 (Call 07/15/23)(b)	95	96,802
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	810	853,513
2.95%, 04/14/22(a)(b)	785	807,516
3.10%, 04/12/21(b)	50	50,958
3.15%, 04/18/24 (Call 03/18/24)(b)	550	579,388
3.40%, 08/13/21(b)	324	333,225
3.45%, 04/12/23 (Call 03/12/23)(a)(b)	990	1,041,309
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	854	961,510
3.95%, 08/14/28 (Call 05/14/28)(b)	600	682,345
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)(a)	225	242,258
4.88%, 10/01/43 (Call 04/01/43)	100	132,637
Daimler Finance North America LLC
2.00%, 07/06/21(b)	1,100	1,104,678
2.20%, 10/30/21(b)	500	503,783
2.55%, 08/15/22(a)(b)	469	477,489
2.70%, 06/14/24(a)(b)	880	908,758
	Par
Security	(000)	Value

Auto Manufacturers (continued)
2.85%, 01/06/22(b)	$13	$13,272
3.10%, 08/15/29(b)	475	505,850
3.30%, 05/19/25(b)	1,477	1,568,988
3.35%, 05/04/21(b)	950	967,581
3.35%, 02/22/23(a)(b)	1,210	1,263,320
3.40%, 02/22/22(b)	975	1,004,548
3.45%, 01/06/27(b)	545	588,689
3.65%, 02/22/24(b)	450	480,369
3.70%, 05/04/23(a)(b)	620	655,692
3.75%, 11/05/21(b)	725	749,107
3.75%, 02/22/28(b)	282	312,562
4.30%, 02/22/29(a)(b)	250	290,999
8.50%, 01/18/31	744	1,148,646
Ford Holdings LLC, 9.30%, 03/01/30	405	533,406
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	1,303	1,312,583
4.75%, 01/15/43	819	704,439
5.29%, 12/08/46 (Call 06/08/46)(a)	479	438,871
6.38%, 02/01/29(a)	925	996,575
6.63%, 10/01/28(a)	662	762,831
7.40%, 11/01/46(a)	198	219,452
7.45%, 07/16/31	804	912,544
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(a)	200	202,038
3.10%, 05/04/23	707	709,774
3.22%, 01/09/22	1,785	1,792,353
3.34%, 03/18/21	545	549,732
3.34%, 03/28/22 (Call 02/28/22)	990	1,000,153
3.47%, 04/05/21	400	404,325
3.66%, 09/08/24	690	688,887
3.81%, 01/09/24 (Call 11/09/23)(a)	650	657,441
3.82%, 11/02/27 (Call 08/02/27)(a)	900	857,442
4.06%, 11/01/24 (Call 10/01/24)	475	482,283
4.13%, 08/04/25	360	365,385
4.14%, 02/15/23 (Call 01/15/23)	700	720,493
4.25%, 09/20/22	647	666,035
4.38%, 08/06/23(a)	752	779,331
4.39%, 01/08/26	250	250,366
4.54%, 08/01/26 (Call 06/01/26)	210	215,452
4.69%, 06/09/25 (Call 04/09/25)	465	482,462
5.11%, 05/03/29 (Call 02/03/29)(a)	800	806,123
5.58%, 03/18/24 (Call 02/18/24)	285	304,980
5.60%, 01/07/22	662	698,617
5.88%, 08/02/21	600	626,775
General Motors Co.
4.00%, 04/01/25	264	278,646
4.20%, 10/01/27 (Call 07/01/27)(a)	623	654,076
4.88%, 10/02/23	425	462,042
5.00%, 10/01/28 (Call 07/01/28)(a)	277	301,352
5.00%, 04/01/35	651	678,935
5.15%, 04/01/38 (Call 10/01/37)	516	526,107
5.20%, 04/01/45	766	764,512
5.40%, 04/01/48 (Call 10/01/47)(a)	415	418,498
5.95%, 04/01/49 (Call 10/01/48)	490	534,468
6.25%, 10/02/43	451	507,642
6.60%, 04/01/36 (Call 10/01/35)	929	1,124,338
6.75%, 04/01/46 (Call 10/01/45)	475	556,967
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	255	257,442
3.15%, 06/30/22 (Call 05/30/22)	697	713,221

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.25%, 01/05/23 (Call 12/05/22)	$917	$943,294
3.45%, 01/14/22 (Call 12/14/21)	747	763,190
3.45%, 04/10/22 (Call 02/10/22)	1,122	1,150,563
3.50%, 11/07/24 (Call 09/07/24)	366	379,754
3.55%, 04/09/21	295	299,794
3.55%, 07/08/22	845	874,972
3.70%, 05/09/23 (Call 03/09/23)	1,085	1,127,070
3.85%, 01/05/28 (Call 10/05/27)	339	345,483
3.95%, 04/13/24 (Call 02/13/24)	425	448,528
4.00%, 01/15/25 (Call 10/15/24)	539	571,557
4.00%, 10/06/26 (Call 07/06/26)	447	461,073
4.15%, 06/19/23 (Call 05/19/23)	815	864,698
4.20%, 03/01/21 (Call 02/01/21)	692	702,566
4.20%, 11/06/21	891	921,482
4.25%, 05/15/23	915	969,268
4.30%, 07/13/25 (Call 04/13/25)	831	883,020
4.35%, 04/09/25 (Call 02/09/25)(a)	565	604,851
4.35%, 01/17/27 (Call 10/17/26)	503	540,471
4.38%, 09/25/21	444	459,005
5.10%, 01/17/24 (Call 12/17/23)	325	356,087
5.25%, 03/01/26 (Call 12/01/25)	670	741,810
5.65%, 01/17/29 (Call 10/17/28)(a)	310	354,451
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	270	274,927
3.35%, 02/15/23 (Call 01/15/23)(a)(b)	501	523,729
3.55%, 05/21/21(a)(b)	100	102,288
4.05%, 02/04/22(a)(b)	800	835,385
Hyundai Capital America
2.38%, 02/10/23(b)	70	70,773
2.65%, 02/10/25 (Call 01/10/25)(b)	300	304,692
2.85%, 11/01/22(b)	500	511,562
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	300	301,875
3.10%, 04/05/22(a)(b)	185	189,741
3.25%, 09/20/22(b)	725	750,602
3.40%, 06/20/24(a)(b)	390	407,273
3.50%, 11/02/26 (Call 09/02/26)(b)	1,200	1,270,500
3.75%, 07/08/21(b)	75	76,969
4.13%, 06/08/23(b)	55	58,644
4.30%, 02/01/24(a)(b)	225	243,070
Hyundai Capital Services Inc., 3.00%, 03/06/22(b)	1,000	1,022,839
Nissan Motor Acceptance Corp.
1.90%, 09/14/21(b)	75	75,114
2.55%, 03/08/21(b)	500	504,438
2.60%, 09/28/22(b)	228	232,387
2.65%, 07/13/22(a)(b)	1,006	1,026,183
2.80%, 01/13/22(b)	725	738,137
3.45%, 03/15/23(b)	428	448,284
3.65%, 09/21/21(b)	420	432,337
3.88%, 09/21/23(b)	210	223,914
PACCAR Financial Corp.
1.90%, 02/07/23	180	182,626
2.00%, 09/26/22	180	183,288
2.15%, 08/15/24	625	641,412
2.30%, 08/10/22	277	283,524
2.65%, 05/10/22	225	231,956
2.85%, 03/01/22	280	288,962
3.10%, 05/10/21	280	286,497
3.15%, 08/09/21	300	307,366
Toyota Motor Corp.
2.36%, 07/02/24(a)	75	77,745
	Par
Security	(000)	Value

Auto Manufacturers (continued)
2.76%, 07/02/29	$16	$17,335
3.18%, 07/20/21(a)	275	281,315
3.42%, 07/20/23(a)	373	399,352
3.67%, 07/20/28(a)	455	524,620
Toyota Motor Credit Corp.
1.90%, 04/08/21	450	453,617
2.15%, 09/08/22(a)	658	673,712
2.25%, 10/18/23	255	261,919
2.60%, 01/11/22	909	932,660
2.63%, 01/10/23(a)	1,179	1,226,411
2.65%, 04/12/22(a)	150	154,722
2.70%, 01/11/23	175	182,617
2.75%, 05/17/21	605	615,223
2.80%, 07/13/22	325	336,923
2.90%, 04/17/24	930	984,035
2.95%, 04/13/21	100	101,782
3.05%, 01/11/28	300	329,192
3.20%, 01/11/27	1,165	1,282,090
3.30%, 01/12/22(a)	757	786,659
3.40%, 09/15/21(a)	1,015	1,047,652
3.40%, 04/14/25	660	721,655
3.45%, 09/20/23	1,415	1,517,662
Volkswagen Group of America Finance LLC
2.70%, 09/26/22(a)(b)	500	511,466
2.85%, 09/26/24 (Call 08/26/24)(a)(b)	825	854,643
3.20%, 09/26/26 (Call 07/26/26)(b)	630	656,065
4.00%, 11/12/21(b)	500	520,615
4.25%, 11/13/23(a)(b)	965	1,045,421
4.75%, 11/13/28(b)	740	855,144
		102,722,857
Auto Parts & Equipment — 0.2%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)(a)	1,180	1,286,987
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)(a)	575	646,328
4.35%, 03/15/29 (Call 12/15/28)	104	119,925
4.40%, 10/01/46 (Call 04/01/46)(a)	200	219,106
5.40%, 03/15/49 (Call 09/15/48)	215	260,030
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)(a)	332	365,106
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)(a)	583	618,297
5.25%, 01/15/25 (Call 03/21/20)(a)	346	355,523
5.25%, 05/15/49 (Call 11/15/48)(a)	297	311,786
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	915	994,534
4.15%, 10/01/25 (Call 07/01/25)	655	734,791
Toyota Industries Corp.
3.11%, 03/12/22 (Call 02/12/22)(b)	520	535,492
3.24%, 03/16/23 (Call 02/16/23)(b)	250	262,255
ZF North America Capital Inc., 4.75%, 04/29/25(b)	368	384,767
		7,094,927
Banks — 19.7%
ABN AMRO Bank NV
3.40%, 08/27/21(b)	1,000	1,028,847
4.75%, 07/28/25(b)	350	389,546
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)	200	209,625
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(d)	3,625	3,870,432
4.75%, 10/12/23(b)	654	710,993

12	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
ANZ New Zealand Int’l Ltd./London
2.88%, 01/25/22(b)	$600	$615,693
3.40%, 03/19/24(b)	1,350	1,451,044
3.45%, 07/17/27(b)	600	658,116
ASB Bank Ltd.
3.13%, 05/23/24(b)	500	530,822
3.75%, 06/14/23(b)	100	107,368
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,125	1,153,723
Australia & New Zealand Banking Group Ltd.
3.30%, 05/17/21	250	256,212
4.40%, 05/19/26(b)	280	317,393
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22(a)	585	596,210
2.30%, 06/01/21	1,050	1,063,696
2.63%, 05/19/22	1,200	1,236,892
2.63%, 11/09/22	300	309,872
3.70%, 11/16/25	500	561,382
Axis Bank Ltd/Dubai, 2.88%, 06/01/21(a)(b)	500	505,000
Banco de Credito del Peru, 2.70%, 01/11/25
(Call 12/11/24)(a)(b)	250	250,938
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa, 4.13%, 06/06/24(a)(b)	475	497,468
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(b)	1,000	1,009,188
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand, 4.13%, 11/09/22(b)	185	193,094
Banco Santander SA
2.71%, 06/27/24	400	414,875
3.13%, 02/23/23	825	855,873
3.31%, 06/27/29	300	323,321
3.50%, 04/11/22	1,450	1,505,769
3.80%, 02/23/28	660	713,690
3.85%, 04/12/23	660	698,807
4.25%, 04/11/27	750	834,979
4.38%, 04/12/28(a)	365	412,769
5.18%, 11/19/25	240	273,313
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	1,500	1,499,925
5.95%, 06/03/21 (Call 03/02/20)	200	209,000
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(b)(d)	400	414,000
4.05%, 03/19/24(b)	400	433,500
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(d)	2,000	2,013,728
2.46%, 10/22/25 (Call 10/22/24)(d)	185	189,684
2.50%, 10/21/22 (Call 10/21/21)	1,693	1,718,843
2.50%, 02/13/31 (Call 02/13/30)(d)	1,000	1,014,019
2.63%, 04/19/21	1,325	1,340,129
2.82%, 07/21/23 (Call 07/21/22)(a)(d)	865	888,865
2.88%, 04/24/23 (Call 04/24/22)(d)	805	826,854
2.88%, 10/22/30 (Call 10/22/29)(d)	1,100	1,154,294
3.00%, 12/20/23 (Call 12/20/22)(d)	965	999,925
3.09%, 10/01/25 (Call 10/01/24)(d)	208	218,529
3.12%, 01/20/23 (Call 01/20/22)(d)	1,280	1,313,790
3.19%, 07/23/30 (Call 07/23/29)(d)	1,755	1,885,756
3.25%, 10/21/27 (Call 10/21/26)	1,467	1,574,734
3.30%, 01/11/23	1,687	1,769,938
3.37%, 01/23/26 (Call 01/23/25)(d)	1,435	1,532,846
3.42%, 12/20/28 (Call 12/20/27)(d)	3,107	3,358,002
	Par
Security	(000)	Value

Banks (continued)
3.46%, 03/15/25 (Call 03/15/24)(d)	$1,320	$1,405,015
3.50%, 05/17/22 (Call 05/17/21)(d)	1,485	1,518,825
3.50%, 04/19/26	1,662	1,815,847
3.55%, 03/05/24 (Call 03/05/23)(d)	1,285	1,352,262
3.56%, 04/23/27 (Call 04/23/26)(d)	1,650	1,790,886
3.59%, 07/21/28 (Call 07/21/27)(d)	1,200	1,310,950
3.71%, 04/24/28 (Call 04/24/27)(d)	1,165	1,272,222
3.82%, 01/20/28 (Call 01/20/27)(d)	1,046	1,153,173
3.86%, 07/23/24 (Call 07/23/23)(d)	1,335	1,426,887
3.88%, 08/01/25	1,326	1,468,281
3.95%, 01/23/49 (Call 01/23/48)(d)	575	694,675
3.97%, 03/05/29 (Call 03/05/28)(d)	1,375	1,540,504
3.97%, 02/07/30 (Call 02/07/29)(d)	1,408	1,598,313
4.00%, 04/01/24	2,345	2,552,572
4.00%, 01/22/25	1,686	1,839,328
4.08%, 04/23/40 (Call 04/23/39)(d)	715	836,713
4.10%, 07/24/23	1,075	1,166,620
4.13%, 01/22/24	1,223	1,324,627
4.20%, 08/26/24	1,696	1,854,306
4.24%, 04/24/38 (Call 04/24/37)(d)	775	915,557
4.25%, 10/22/26	1,188	1,326,627
4.27%, 07/23/29 (Call 07/23/28)(d)	2,467	2,838,347
4.33%, 03/15/50 (Call 03/15/49)(d)	1,910	2,438,540
4.44%, 01/20/48 (Call 01/20/47)(d)	520	667,626
4.45%, 03/03/26	1,230	1,387,452
4.88%, 04/01/44	182	240,218
5.00%, 01/21/44	1,504	2,037,974
5.70%, 01/24/22	208	224,964
5.88%, 02/07/42	1,208	1,776,893
6.11%, 01/29/37	405	557,308
6.22%, 09/15/26(a)	600	732,076
7.75%, 05/14/38	950	1,537,884
Series L, 3.95%, 04/21/25	304	331,753
Series L, 4.18%, 11/25/27 (Call 11/25/26)	1,005	1,118,440
Series L, 4.75%, 04/21/45(a)	417	537,727
Bank of America N.A.
3.34%, 01/25/23 (Call 01/25/22)(d)	325	335,985
6.00%, 10/15/36	1,456	2,043,188
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(b)(d)(e)	2,000	2,153,000
Bank of China Ltd., 5.00%, 11/13/24(b)	1,260	1,394,663
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	1,000	1,081,017
Bank of Montreal
1.90%, 08/27/21	740	745,479
2.05%, 11/01/22(a)	275	279,123
2.35%, 09/11/22	732	748,203
2.50%, 06/28/24	500	518,886
2.55%, 11/06/22 (Call 10/06/22)	970	1,000,149
2.90%, 03/26/22	1,600	1,646,917
3.80%, 12/15/32 (Call 12/15/27)(a)(d)	915	986,187
4.34%, 10/05/28 (Call 10/05/23)(d)	505	544,326
Series E, 3.30%, 02/05/24	1,224	1,303,857
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	175	176,709
1.95%, 08/23/22(a)	184	186,792
2.05%, 05/03/21 (Call 04/03/21)	473	476,707
2.20%, 08/16/23 (Call 06/16/23)	517	529,782
2.45%, 08/17/26 (Call 05/17/26)	765	800,728
2.50%, 04/15/21 (Call 03/15/21)	805	814,156
2.60%, 02/07/22 (Call 01/07/22)	525	535,842

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.66%, 05/16/23 (Call 05/16/22)(d)	$225	$230,365
2.80%, 05/04/26 (Call 02/04/26)	396	420,828
2.95%, 01/29/23 (Call 12/29/22)	1,714	1,780,192
3.00%, 10/30/28 (Call 07/30/28)	571	608,663
3.25%, 09/11/24 (Call 08/11/24)	391	420,867
3.25%, 05/16/27 (Call 02/16/27)(a)	751	819,120
3.30%, 08/23/29 (Call 05/23/29)	916	1,002,579
3.40%, 05/15/24 (Call 04/15/24)	285	305,546
3.40%, 01/29/28 (Call 10/29/27)	409	450,167
3.44%, 02/07/28 (Call 02/07/27)(d)	310	340,618
3.45%, 08/11/23	339	361,768
3.50%, 04/28/23	790	840,088
3.55%, 09/23/21 (Call 08/23/21)	850	875,992
3.85%, 04/28/28(a)	325	371,793
3.95%, 11/18/25 (Call 10/18/25)(a)	50	55,970
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	361	389,095
Series G, 3.00%, 02/24/25 (Call 01/24/25)	540	574,179
Bank of New Zealand, 3.50%, 02/20/24(b)	1,000	1,076,828
Bank of Nova Scotia (The)
2.20%, 02/03/25(a)	1,000	1,023,031
2.38%, 01/18/23	290	297,013
2.45%, 03/22/21	1,005	1,014,962
2.45%, 09/19/22	402	412,346
2.70%, 03/07/22(a)	1,196	1,223,198
2.70%, 08/03/26	1,575	1,655,752
2.80%, 07/21/21	425	433,625
3.13%, 04/20/21	75	76,404
3.40%, 02/11/24	664	705,289
4.50%, 12/16/25	536	605,682
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	305	348,493
Banque Federative du Credit Mutuel SA
2.70%, 07/20/22(b)	651	671,627
3.75%, 07/20/23(b)	989	1,062,028
Barclays Bank PLC
3.75%, 05/15/24(a)	200	214,322
10.18%, 06/12/21(b)	630	694,455
Barclays PLC
3.20%, 08/10/21	500	508,803
3.65%, 03/16/25	1,470	1,559,550
3.68%, 01/10/23 (Call 01/10/22)	850	879,994
3.93%, 05/07/25 (Call 05/07/24)(d)	705	751,123
4.34%, 05/16/24 (Call 05/16/23)(d)	1,975	2,103,053
4.34%, 01/10/28 (Call 01/10/27)	1,780	1,957,586
4.38%, 09/11/24	400	425,260
4.38%, 01/12/26	1,405	1,550,347
4.61%, 02/15/23 (Call 02/15/22)(d)	1,450	1,524,163
4.84%, 05/09/28 (Call 05/07/27)	900	988,587
4.95%, 01/10/47	570	711,033
4.97%, 05/16/29 (Call 05/16/28)(d)	2,897	3,348,837
5.09%, 06/20/30 (Call 06/20/29)(d)	450	509,919
5.20%, 05/12/26	875	975,861
5.25%, 08/17/45	500	635,180
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(b)	760	823,460
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	712	729,625
2.88%, 06/29/22 (Call 05/29/22)	450	463,412
3.50%, 06/11/21 (Call 05/11/21)	250	256,307
3.88%, 04/10/25 (Call 03/10/25)	355	382,785
BNP Paribas SA
2.82%, 11/19/25 (Call 11/19/24)(b)(d)	1,000	1,035,913
	Par
Security	(000)	Value

Banks (continued)
3.25%, 03/03/23	$1,006	$1,058,400
3.38%, 01/09/25(a)(b)	767	815,668
3.50%, 03/01/23(b)	1,153	1,213,644
3.80%, 01/10/24(b)	655	700,685
4.25%, 10/15/24	1,400	1,525,130
4.38%, 05/12/26(b)	165	178,872
4.38%, 03/01/33 (Call 03/01/28)(a)(b)(d)	1,090	1,205,696
4.40%, 08/14/28(a)(b)	538	613,155
4.63%, 03/13/27(a)(b)	1,050	1,176,467
4.71%, 01/10/25 (Call 01/10/24)(b)(d)	200	219,846
5.20%, 01/10/30 (Call 01/10/29)(a)(b)(d)	1,232	1,483,768
7.20%, (Call 06/25/37)(a)(b)(d)(e)	900	999,000
BPCE SA
2.38%, 01/14/25(b)	1,850	1,878,116
2.70%, 10/01/29(b)	750	780,013
2.75%, 12/02/21	1,478	1,509,804
2.75%, 01/11/23(b)	1,885	1,945,584
3.00%, 05/22/22(b)	630	646,715
3.25%, 01/11/28(b)	1,000	1,077,152
3.38%, 12/02/26	250	269,972
3.50%, 10/23/27(a)(b)	1,245	1,330,816
4.00%, 09/12/23(b)	550	589,639
4.00%, 04/15/24	300	324,293
4.50%, 03/15/25(b)	505	549,805
4.63%, 07/11/24(b)	500	544,986
4.63%, 09/12/28(a)(b)	250	289,126
4.88%, 04/01/26(a)(b)	200	224,812
5.15%, 07/21/24(b)	529	583,920
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	1,000	1,017,554
2.55%, 06/16/22	1,282	1,313,154
2.61%, 07/22/23 (Call 07/22/22)(d)	775	790,982
3.10%, 04/02/24	105	110,722
3.50%, 09/13/23	980	1,046,995
Capital One N.A.
2.15%, 09/06/22 (Call 08/06/22)	7,412	7,498,703
2.25%, 09/13/21 (Call 08/13/21)	497	501,691
2.65%, 08/08/22 (Call 07/08/22)	250	256,253
2.95%, 07/23/21 (Call 06/23/21)	300	305,630
Citibank N.A.
2.84%, 05/20/22 (Call 05/20/21)(d)	500	506,433
3.65%, 01/23/24 (Call 12/23/23)	1,350	1,449,456
Citigroup Inc.
2.35%, 08/02/21	200	202,549
2.67%, 01/29/31 (Call 01/29/30)(d)	200	204,705
2.70%, 10/27/22 (Call 09/27/22)(a)	1,172	1,206,580
2.75%, 04/25/22 (Call 03/25/22)	1,194	1,221,543
2.88%, 07/24/23 (Call 07/24/22)(d)	1,585	1,629,096
2.90%, 12/08/21 (Call 11/08/21)	1,064	1,085,800
2.98%, 11/05/30 (Call 11/05/29)(d)	50	52,568
3.14%, 01/24/23 (Call 01/24/22)(a)(d)	1,092	1,120,796
3.20%, 10/21/26 (Call 07/21/26)	1,644	1,750,653
3.30%, 04/27/25(a)	663	709,487
3.35%, 04/24/25 (Call 04/24/24)(d)	1,469	1,554,951
3.40%, 05/01/26	1,625	1,760,137
3.50%, 05/15/23(a)	564	592,481
3.52%, 10/27/28 (Call 10/27/27)(d)	1,359	1,480,058
3.67%, 07/24/28 (Call 07/24/27)(d)	1,342	1,474,016
3.70%, 01/12/26(a)	985	1,079,524
3.75%, 06/16/24	600	647,613

14	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.88%, 10/25/23	$1,400	$1,511,212
3.88%, 03/26/25	765	828,662
3.88%, 01/24/39 (Call 01/24/38)(d)	917	1,067,637
3.89%, 01/10/28 (Call 01/10/27)(d)	1,845	2,045,358
3.98%, 03/20/30 (Call 03/20/29)(a)(d)	585	662,347
4.00%, 08/05/24	62	67,272
4.04%, 06/01/24 (Call 06/01/23)(d)	494	527,632
4.05%, 07/30/22	359	378,809
4.08%, 04/23/29 (Call 04/23/28)(d)	1,180	1,341,870
4.13%, 07/25/28	3,913	4,354,541
4.28%, 04/24/48 (Call 04/24/47)(d)	740	920,658
4.30%, 11/20/26	974	1,080,155
4.40%, 06/10/25	524	584,131
4.45%, 09/29/27	1,087	1,227,641
4.50%, 01/14/22	615	647,301
4.60%, 03/09/26	1,560	1,768,471
4.65%, 07/30/45(a)	445	581,371
4.65%, 07/23/48 (Call 06/23/48)	552	732,628
4.75%, 05/18/46	1,378	1,729,487
5.30%, 05/06/44	580	769,258
5.50%, 09/13/25(a)	125	146,610
5.88%, 01/30/42	568	843,797
6.00%, 10/31/33	580	791,093
6.13%, 08/25/36	100	139,022
6.63%, 06/15/32	1,295	1,815,549
6.68%, 09/13/43	444	686,087
6.88%, 02/15/98(a)	250	397,273
8.13%, 07/15/39	1,269	2,196,917
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	350	354,705
2.65%, 05/26/22 (Call 04/26/22)	493	506,415
3.25%, 02/14/22 (Call 01/14/22)	1,224	1,262,765
3.70%, 03/29/23 (Call 02/28/23)	450	479,457
3.75%, 02/18/26 (Call 11/18/25)	490	541,988
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	36	36,359
2.50%, 02/06/30 (Call 11/06/29)	255	258,809
2.85%, 07/27/26 (Call 04/27/26)	950	1,003,994
3.75%, 07/01/24	200	213,268
4.30%, 12/03/25 (Call 11/03/25)	546	609,584
Comerica Bank, 2.50%, 07/23/24(a)	575	598,012
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	869	933,324
3.80%, 07/22/26(a)	60	65,855
4.00%, 02/01/29 (Call 11/03/28)	690	782,311
Commerzbank AG, 8.13%, 09/19/23(a)(b)	950	1,109,863
Commonwealth Bank of Australia
2.00%, 09/06/21(b)	1,285	1,298,315
2.50%, 09/18/22(a)(b)	990	1,020,094
2.63%, 09/06/26(a)(b)	1,000	1,051,007
2.75%, 03/10/22(b)	200	205,494
2.85%, 05/18/26(a)(b)	550	583,313
3.35%, 06/04/24(a)(b)	405	436,873
3.45%, 03/16/23(b)	69	73,191
3.74%, 09/12/39(a)(b)	415	447,681
3.90%, 03/16/28(b)	100	115,092
3.90%, 07/12/47(b)	360	428,081
4.32%, 01/10/48(b)	1,250	1,445,324
4.50%, 12/09/25(a)(b)	350	393,448
	Par
Security	(000)	Value

Banks (continued)
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	$260	$263,071
Cooperatieve Rabobank UA
2.63%, 07/22/24(a)(b)	2,175	2,266,472
3.75%, 07/21/26	1,831	1,985,125
3.88%, 02/08/22(a)	1,423	1,490,129
3.95%, 11/09/22	1,281	1,348,621
4.38%, 08/04/25	1,250	1,385,716
4.63%, 12/01/23	1,050	1,141,462
5.25%, 05/24/41	982	1,411,623
5.25%, 08/04/45(a)	1,080	1,429,284
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	1,455	1,488,737
2.75%, 01/10/23(a)	1,055	1,096,039
3.38%, 05/21/25	550	596,102
Credit Agricole SA
3.25%, 01/14/30(a)(b)	1,475	1,525,892
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(d)	860	927,173
Credit Agricole SA/London
2.38%, 01/22/25(b)	250	256,845
3.25%, 10/04/24(b)	1,167	1,243,228
3.38%, 01/10/22(b)	480	495,886
3.75%, 04/24/23(b)	1,200	1,272,997
3.88%, 04/15/24(a)(b)	250	272,071
4.13%, 01/10/27(a)(b)	300	331,942
Credit Suisse AG/New York NY
3.00%, 10/29/21	1,000	1,022,931
3.63%, 09/09/24	1,243	1,317,400
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(a)(b)(d)	550	562,566
3.57%, 01/09/23 (Call 01/09/22)(a)(b)	1,600	1,654,331
3.87%, 01/12/29 (Call 01/12/28)(a)(b)(d)	1,755	1,908,644
4.21%, 06/12/24 (Call 06/12/23)(b)(d)	1,500	1,610,166
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	730	810,509
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	750	765,002
3.75%, 03/26/25	1,505	1,599,184
3.80%, 09/15/22	835	879,408
3.80%, 06/09/23	750	787,803
4.55%, 04/17/26	1,485	1,675,407
4.88%, 05/15/45	1,005	1,312,125
Danske Bank A/S
2.00%, 09/08/21(b)	250	251,668
2.70%, 03/02/22(b)	600	612,317
2.80%, 03/10/21(b)	675	684,046
5.00%, 01/12/22(b)	205	217,130
Danske Bank AS
3.00%, 09/20/22 (Call 09/20/21)(b)(d)	785	796,060
3.24%, 12/20/25 (Call 12/20/24)(b)(d)	880	924,868
Deutsche Bank AG
3.38%, 05/12/21	1,040	1,055,789
4.10%, 01/13/26	515	546,446
Deutsche Bank AG/London, 3.70%, 05/30/24	622	651,407
Deutsche Bank AG/New York NY
3.30%, 11/16/22	865	888,061
3.70%, 05/30/24(a)	153	158,975
3.95%, 02/27/23	610	635,121
4.10%, 01/13/26(a)	475	499,726
4.25%, 10/14/21	1,100	1,135,301

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	$1,300	$1,329,367
2.70%, 02/06/30 (Call 11/06/29)	310	313,397
3.20%, 08/09/21 (Call 07/09/21)	350	357,518
3.35%, 02/06/23 (Call 01/06/23)	475	498,161
3.45%, 07/27/26 (Call 04/27/26)	250	266,606
4.20%, 08/08/23	625	672,575
4.65%, 09/13/28 (Call 06/13/28) (a)	415	487,161
4.68%, 08/09/28 (Call 08/09/23) (d)	720	765,144
DNB Bank ASA
2.15%, 12/02/22(a)(b)	250	254,031
2.38%, 06/02/21(b)	200	202,517
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)	140	143,802
2.60%, 06/15/22 (Call 05/15/22)	1,435	1,475,356
3.50%, 03/15/22 (Call 02/15/22) (a)	491	510,329
3.65%, 01/25/24 (Call 12/25/23)	1,367	1,465,202
3.95%, 03/14/28 (Call 02/14/28) (a)	290	331,813
4.30%, 01/16/24 (Call 12/16/23)	735	797,208
8.25%, 03/01/38	662	1,103,578
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21) (a)	543	549,285
2.25%, 02/01/27 (Call 01/01/27)	250	254,239
2.88%, 10/01/21 (Call 09/01/21)	550	563,188
3.35%, 07/26/21 (Call 06/26/21) (a)	800	821,673
3.85%, 03/15/26 (Call 02/15/26)	235	258,431
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	105	107,451
4.38%, 08/01/46 (Call 02/01/46)	200	248,051
4.63%, 02/13/47 (Call 08/13/46)	550	704,758
Global Bank Corp., 5.25%, 04/16/29 (Call 04/16/28)(b)(d)	1,605	1,754,466
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	1,449	1,457,005
2.63%, 04/25/21 (Call 03/25/21)	500	505,772
2.88%, 10/31/22 (Call 10/31/21) (d)	1,510	1,540,020
2.91%, 06/05/23 (Call 06/05/22) (d)	533	547,283
2.91%, 07/24/23 (Call 07/24/22) (d)	3,420	3,513,733
3.00%, 04/26/22 (Call 04/26/21)	1,365	1,387,474
3.20%, 02/23/23 (Call 01/23/23) (a)	475	496,220
3.27%, 09/29/25 (Call 09/29/24) (d)	2,890	3,050,329
3.50%, 01/23/25 (Call 10/23/24)	1,175	1,253,947
3.50%, 11/16/26 (Call 11/16/25)	1,489	1,599,320
3.63%, 01/22/23(a)	1,442	1,521,084
3.63%, 02/20/24 (Call 01/20/24)	2,530	2,704,164
3.69%, 06/05/28 (Call 06/05/27) (d)	1,012	1,106,964
3.75%, 05/22/25 (Call 02/22/25)	1,475	1,596,663
3.75%, 02/25/26 (Call 11/25/25)	1,494	1,633,406
3.81%, 04/23/29 (Call 04/23/28) (d)	2,785	3,072,026
3.85%, 07/08/24 (Call 04/08/24)	1,310	1,415,081
3.85%, 01/26/27 (Call 01/26/26)	1,693	1,859,744
4.00%, 03/03/24	1,921	2,088,606
4.02%, 10/31/38 (Call 10/31/37) (d)	1,730	1,963,600
4.22%, 05/01/29 (Call 05/01/28) (d)	2,193	2,487,614
4.25%, 10/21/25	1,515	1,654,821
4.41%, 04/23/39 (Call 04/23/38) (d)	1,590	1,883,122
4.75%, 10/21/45 (Call 04/21/45) (a)	1,305	1,667,106
4.80%, 07/08/44 (Call 01/08/44)	1,328	1,696,752
5.15%, 05/22/45	1,157	1,489,254
5.25%, 07/27/21	284	298,021
5.75%, 01/24/22	1,406	1,514,176
	Par
Security	(000)	Value

Banks (continued)
5.95%, 01/15/27	$690	$845,726
6.13%, 02/15/33	125	173,107
6.25%, 02/01/41	1,025	1,505,728
6.45%, 05/01/36	440	600,764
6.75%, 10/01/37	1,247	1,769,684
HSBC Bank USA N.A., 7.00%, 01/15/39	250	375,160
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(d)	1,815	1,854,402
2.65%, 01/05/22	1,671	1,700,677
2.95%, 05/25/21	1,355	1,376,594
3.03%, 11/22/23 (Call 11/22/22)(a)(d)	275	284,266
3.26%, 03/13/23 (Call 03/13/22)(d)	1,480	1,520,980
3.40%, 03/08/21	1,000	1,017,082
3.60%, 05/25/23(a)	750	793,325
3.80%, 03/11/25 (Call 03/11/24)(d)	1,842	1,966,232
3.90%, 05/25/26	1,125	1,231,797
3.95%, 05/18/24 (Call 05/18/23)(d)	1,954	2,079,932
3.97%, 05/22/30 (Call 05/22/29)(d)	2,185	2,392,426
4.00%, 03/30/22(a)	1,936	2,021,740
4.04%, 03/13/28 (Call 03/13/27)(d)	2,041	2,237,225
4.25%, 03/14/24	225	240,885
4.25%, 08/18/25	1,454	1,574,898
4.29%, 09/12/26 (Call 09/12/25)(d)	850	935,038
4.30%, 03/08/26	1,275	1,416,961
4.38%, 11/23/26(a)	1,705	1,852,793
4.58%, 06/19/29 (Call 06/19/28)(d)	1,535	1,743,086
4.88%, 01/14/22	518	548,194
5.10%, 04/05/21	664	687,753
5.25%, 03/14/44	480	608,293
6.10%, 01/14/42	952	1,376,235
6.50%, 05/02/36	605	829,252
6.50%, 09/15/37	1,430	1,987,141
6.80%, 06/01/38	1,150	1,653,284
7.63%, 05/17/32	625	872,172
HSBC USA Inc., 3.50%, 06/23/24	550	593,643
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)(a)	1,065	1,075,420
2.63%, 08/06/24 (Call 07/06/24)	1,055	1,095,319
4.00%, 05/15/25 (Call 04/15/25)(a)	382	425,776
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	345	353,778
3.13%, 04/01/22 (Call 03/01/22)	365	377,127
3.25%, 05/14/21 (Call 04/14/21)	740	754,610
3.55%, 10/06/23 (Call 09/06/23)	1,425	1,529,031
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	205	220,695
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,425	1,594,219
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	1,075	1,086,422
2.96%, 11/08/22	810	837,084
ING Bank NV
2.75%, 03/22/21(b)	250	252,840
5.00%, 06/09/21(b)	250	261,941
ING Groep NV
3.15%, 03/29/22	1,315	1,355,832
3.55%, 04/09/24	770	824,687
3.95%, 03/29/27	1,076	1,205,804
4.05%, 04/09/29	400	455,513
4.10%, 10/02/23	1,420	1,536,695
4.55%, 10/02/28	885	1,046,128

16	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.63%, 01/06/26(a)(b)	$1,170	$1,344,246
Intesa Sanpaolo SpA
3.13%, 07/14/22(b)	1,350	1,385,617
3.38%, 01/12/23(a)(b)	300	309,925
3.88%, 01/12/28(b)	300	314,021
6.50%, 02/24/21(b)	500	518,379
Series XR, 4.70%, 09/23/49(b)	400	443,643
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	460	461,087
2.40%, 06/07/21 (Call 05/07/21)	1,230	1,242,722
2.55%, 03/01/21 (Call 02/01/21)	1,275	1,285,951
2.70%, 05/18/23 (Call 03/18/23)	794	823,578
2.74%, 10/15/30 (Call 10/15/29)(d)	4,010	4,174,937
2.78%, 04/25/23 (Call 04/25/22)(d)	550	563,609
2.95%, 10/01/26 (Call 07/01/26)	1,550	1,643,724
2.97%, 01/15/23 (Call 01/15/22)	1,460	1,500,425
3.13%, 01/23/25 (Call 10/23/24)	1,367	1,449,957
3.20%, 01/25/23	1,272	1,333,585
3.20%, 06/15/26 (Call 03/15/26)(a)	1,340	1,440,036
3.21%, 04/01/23 (Call 04/01/22)(d)	2,570	2,653,724
3.22%, 03/01/25 (Call 03/01/24)(d)	1,375	1,449,144
3.25%, 09/23/22	1,592	1,659,622
3.30%, 04/01/26 (Call 01/01/26)(a)	430	468,048
3.38%, 05/01/23	294	308,474
3.51%, 06/18/22 (Call 06/18/21)(d)	525	538,025
3.51%, 01/23/29 (Call 01/23/28)(d)	1,609	1,757,461
3.54%, 05/01/28 (Call 05/01/27)(d)	2,545	2,784,322
3.56%, 04/23/24 (Call 04/23/23)(d)	1,365	1,443,446
3.63%, 05/13/24(a)	2,696	2,923,785
3.63%, 12/01/27 (Call 12/01/26)	745	803,714
3.70%, 05/06/30 (Call 05/06/29)(d)	1,580	1,768,100
3.78%, 02/01/28 (Call 02/01/27)(d)	882	975,731
3.80%, 07/23/24 (Call 07/23/23)(d)	1,049	1,122,444
3.88%, 02/01/24	927	1,003,265
3.88%, 09/10/24	1,547	1,675,030
3.88%, 07/24/38 (Call 07/24/37)(a)(d)	1,487	1,699,401
3.90%, 07/15/25 (Call 04/15/25)	665	733,674
3.90%, 01/23/49 (Call 01/23/48)(d)	365	434,730
3.96%, 01/29/27 (Call 01/29/26)(d)	1,175	1,306,845
3.96%, 11/15/48 (Call 11/15/47)(d)	1,590	1,903,800
4.01%, 04/23/29 (Call 04/23/28)(d)	1,055	1,189,147
4.02%, 12/05/24 (Call 12/05/23)(d)	1,190	1,290,143
4.03%, 07/24/48 (Call 07/24/47)(d)	1,010	1,225,425
4.13%, 12/15/26	985	1,109,685
4.20%, 07/23/29 (Call 07/23/28)(a)(d)	875	1,008,479
4.25%, 10/01/27	530	599,289
4.26%, 02/22/48 (Call 02/22/47)(d)	760	963,633
4.35%, 08/15/21	380	395,190
4.45%, 12/05/29 (Call 12/05/28)(d)	1,698	1,981,080
4.50%, 01/24/22	1,503	1,584,122
4.63%, 05/10/21(a)	875	907,537
4.85%, 02/01/44	965	1,283,009
4.95%, 06/01/45	1,010	1,346,516
5.40%, 01/06/42	530	737,325
5.50%, 10/15/40	505	700,391
5.60%, 07/15/41	1,181	1,672,609
5.63%, 08/16/43	985	1,385,657
6.40%, 05/15/38	1,864	2,765,944
7.63%, 10/15/26(a)	385	510,547
8.00%, 04/29/27(a)	100	137,154
	Par
Security	(000)	Value

Banks (continued)
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	$590	$602,777
2.40%, 06/09/22	550	560,526
2.50%, 11/22/21	810	826,517
3.40%, 05/20/26	500	540,229
3.90%, 04/13/29 (Call 03/13/29)	600	672,552
KeyCorp.
2.25%, 04/06/27	100	101,058
2.55%, 10/01/29	95	97,206
4.10%, 04/30/28	1,020	1,165,109
4.15%, 10/29/25	611	686,826
5.10%, 03/24/21	775	802,385
Lloyds Bank PLC
2.25%, 08/14/22(a)	1,875	1,900,062
3.30%, 05/07/21	875	893,673
12.00%, (Call 12/16/24)(a)(b)(d)(e)	1,000	1,204,840
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(d)	200	202,823
2.91%, 11/07/23 (Call 11/07/22)(d)	885	905,581
3.00%, 01/11/22	1,825	1,867,146
3.10%, 07/06/21	900	916,882
3.57%, 11/07/28 (Call 11/07/27)(d)	370	392,155
3.75%, 01/11/27	1,200	1,300,772
4.05%, 08/16/23	1,565	1,676,814
4.34%, 01/09/48	755	854,699
4.38%, 03/22/28	425	475,829
4.45%, 05/08/25	700	781,289
4.50%, 11/04/24	1,520	1,648,566
4.55%, 08/16/28(a)	1,225	1,408,712
4.58%, 12/10/25	766	836,798
4.65%, 03/24/26	2,195	2,403,842
5.30%, 12/01/45(a)	375	484,041
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	458	490,509
Macquarie Bank Ltd., 4.88%, 06/10/25(b)	645	710,749
Macquarie Group Ltd.
3.19%, 11/28/23 (Call 11/28/22)(b)(d)	1,626	1,686,972
3.76%, 11/28/28 (Call 11/28/27)(b)(d)	200	219,550
4.15%, 03/27/24 (Call 03/27/23)(a)(b)(d)	1,284	1,377,182
5.03%, 01/15/30 (Call 01/15/29)(b)(d)	150	180,327
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	1,075	1,098,725
2.90%, 02/06/25 (Call 01/06/25)(a)	750	796,435
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	587	594,060
2.53%, 09/13/23(a)	280	289,865
2.62%, 07/18/22(a)	200	204,676
2.67%, 07/25/22	661	678,235
2.76%, 09/13/26	925	974,068
2.80%, 07/18/24	417	435,675
2.95%, 03/01/21	832	842,471
3.00%, 02/22/22	663	681,681
3.20%, 07/18/29	1,239	1,328,292
3.22%, 03/07/22	500	516,348
3.29%, 07/25/27(a)	265	286,661
3.41%, 03/07/24	844	896,328
3.46%, 03/02/23	350	368,245
3.54%, 07/26/21	155	159,668
3.68%, 02/22/27	741	818,163
3.74%, 03/07/29	1,210	1,357,604
3.75%, 07/18/39	1,172	1,367,529

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.76%, 07/26/23	$861	$921,557
3.78%, 03/02/25	275	301,350
3.85%, 03/01/26	900	1,000,762
3.96%, 03/02/28(a)	90	101,575
4.05%, 09/11/28	575	652,349
4.15%, 03/07/39	990	1,218,760
4.29%, 07/26/38	765	942,712
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(b)	625	680,703
Mizuho Financial Group Inc.
2.27%, 09/13/21	1,250	1,266,758
2.56%, 09/13/25 (Call 09/13/24)(d)	500	512,723
2.60%, 09/11/22	660	678,491
2.63%, 04/12/21(b)	250	253,805
2.84%, 07/16/25 (Call 07/16/24)(d)	800	830,740
2.84%, 09/13/26(a)	475	501,746
2.87%, 09/13/30 (Call 09/13/29)(d)	500	520,244
2.95%, 02/28/22(a)	1,230	1,265,286
3.15%, 07/16/30 (Call 07/16/29)(a)(d)	1,025	1,082,240
3.17%, 09/11/27	500	539,026
3.48%, 04/12/26(b)	700	758,821
3.55%, 03/05/23	955	1,005,124
3.66%, 02/28/27	755	830,974
3.92%, 09/11/24 (Call 09/11/23)(d)	1,055	1,124,620
4.25%, 09/11/29 (Call 09/11/28)(d)	250	287,888
Morgan Stanley
2.50%, 04/21/21	1,265	1,278,741
2.63%, 11/17/21	1,285	1,307,694
2.70%, 01/22/31 (Call 01/22/30)(a)(d)	3,000	3,095,785
2.72%, 07/22/25 (Call 07/22/24)(a)(d)	2,110	2,179,268
2.75%, 05/19/22	1,402	1,441,374
3.13%, 01/23/23	1,375	1,435,813
3.13%, 07/27/26	1,668	1,778,071
3.59%, 07/22/28 (Call 07/22/27)(d)	1,000	1,093,933
3.63%, 01/20/27	1,631	1,784,222
3.70%, 10/23/24	1,525	1,653,368
3.75%, 02/25/23	1,640	1,742,015
3.77%, 01/24/29 (Call 01/24/28)(d)	465	516,722
3.88%, 01/27/26	1,578	1,744,149
3.95%, 04/23/27	1,223	1,340,997
3.97%, 07/22/38 (Call 07/22/37)(d)	1,690	1,956,176
4.00%, 07/23/25 (a)	1,415	1,568,317
4.10%, 05/22/23	1,858	1,986,079
4.30%, 01/27/45	1,005	1,240,152
4.35%, 09/08/26	1,226	1,371,711
4.38%, 01/22/47 (a)	1,301	1,642,686
4.43%, 01/23/30 (Call 01/23/29)(d)	720	837,467
4.46%, 04/22/39 (Call 04/22/38)(a)(d)	735	901,746
4.88%, 11/01/22	1,683	1,815,861
5.00%, 11/24/25	945	1,090,596
5.50%, 07/28/21	920	969,395
6.38%, 07/24/42	1,474	2,273,856
7.25%, 04/01/32	540	801,829
Series F, 3.88%, 04/29/24	1,922	2,086,751
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	260	275,652
3.50%, 06/18/22	428	446,427
MUFG Union Bank N.A., 2.10%, 12/09/22 (Call 11/09/22)	500	508,315
National Australia Bank Ltd., 3.93%, 08/02/34 (Call 08/02/29)(b)(d)	250	273,422
	Par
Security	(000)	Value

Banks (continued)
National Australia Bank Ltd./New York
1.88%, 07/12/21(a)	$950	$957,979
2.50%, 05/22/22	720	740,677
2.50%, 07/12/26	1,000	1,041,747
2.80%, 01/10/22(a)	365	373,664
2.88%, 04/12/23	780	812,357
3.00%, 01/20/23	1,445	1,509,836
3.38%, 01/14/26(a)	500	543,569
3.70%, 11/04/21	625	647,429
National Bank of Canada
2.10%, 02/01/23	1,500	1,516,024
2.15%, 10/07/22(a)(b)	500	506,996
NatWest Markets PLC, 3.63%, 09/29/22(a)(b)	225	236,129
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 11/27/25)(b)(d)(e)	890	907,244
NongHyup Bank, 2.88%, 07/17/22(b)	600	617,250
Nordea Bank Abp
2.25%, 05/27/21(b)	50	50,508
3.75%, 08/30/23(b)	1,350	1,444,362
4.63%, 09/13/33 (Call 09/13/28)(b)(d)	510	583,974
4.88%, 05/13/21(b)	1,000	1,037,858
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	525	576,849
3.38%, 08/23/21	513	527,561
3.65%, 08/03/28 (Call 05/03/28)	100	114,086
3.95%, 10/30/25	1,255	1,411,957
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	500	504,500
2.23%, 07/22/22 (Call 07/22/21)(d)	270	272,811
2.55%, 12/09/21 (Call 11/09/21)	750	766,067
2.63%, 02/17/22 (Call 01/18/22)	1,075	1,098,790
2.70%, 11/01/22 (Call 10/01/22)	775	798,580
2.70%, 10/22/29	440	451,456
2.95%, 01/30/23 (Call 12/30/22)	1,050	1,089,317
2.95%, 02/23/25 (Call 01/24/25)	1,830	1,944,001
3.10%, 10/25/27 (Call 09/25/27)	700	754,896
3.25%, 06/01/25 (Call 05/02/25)	580	623,080
4.05%, 07/26/28	850	966,740
4.20%, 11/01/25 (Call 10/02/25)	350	393,924
PNC Financial Services Group Inc. (The)
2.60%, 07/23/26 (Call 05/23/26)	116	122,019
3.15%, 05/19/27 (Call 04/19/27)(a)	692	739,459
3.30%, 03/08/22 (Call 02/06/22)	717	741,448
3.45%, 04/23/29 (Call 01/23/29)	480	529,893
3.50%, 01/23/24 (Call 12/23/23)	590	629,867
3.90%, 04/29/24 (Call 03/29/24)	1,105	1,194,994
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	500	705,257
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)(a)	1,495	1,535,573
3.80%, 08/14/23 (Call 07/14/23)	1,095	1,178,660
Royal Bank of Canada
1.95%, 01/17/23(a)	1,255	1,270,865
2.25%, 11/01/24	563	576,982
2.55%, 07/16/24	805	838,281
2.75%, 02/01/22(a)	1,445	1,486,888
2.80%, 04/29/22	505	518,903
3.20%, 04/30/21	1,066	1,088,920
3.70%, 10/05/23	414	444,900
4.65%, 01/27/26(a)	875	1,012,012
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(d)	600	620,598

18	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.75%, 11/01/29 (Call 11/01/24)(d)	$200	$207,960
3.88%, 09/12/23	1,484	1,576,381
4.27%, 03/22/25 (Call 03/22/24)(d)	291	312,375
4.45%, 05/08/30 (Call 05/08/29)(a)(d)	775	885,211
4.52%, 06/25/24 (Call 06/25/23)(d)	730	784,562
4.80%, 04/05/26	780	891,881
4.89%, 05/18/29 (Call 05/18/28)(d)	625	730,012
5.08%, 01/27/30 (Call 01/27/29)(d)	950	1,125,057
5.13%, 05/28/24	735	804,636
6.00%, 12/19/23	1,370	1,534,028
6.10%, 06/10/23	690	762,373
6.13%, 12/15/22	2,125	2,318,919
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	230	237,185
3.40%, 01/18/23 (Call 12/18/22)	1,050	1,090,342
3.50%, 06/07/24 (Call 05/07/24)	384	404,568
4.40%, 07/13/27 (Call 04/14/27)	1,110	1,217,341
4.50%, 07/17/25 (Call 04/17/25)	1,145	1,272,725
Santander UK Group Holdings PLC
2.88%, 08/05/21	700	711,646
3.37%, 01/05/24 (Call 01/05/23)(d)	1,515	1,573,168
3.57%, 01/10/23 (Call 01/10/22)	438	451,475
4.75%, 09/15/25(b)	455	502,659
4.80%, 11/15/24 (Call 11/15/23)(d)	305	332,386
5.63%, 09/15/45(a)(b)	400	517,375
Santander UK PLC
2.88%, 06/18/24	500	521,801
3.40%, 06/01/21	745	764,061
4.00%, 03/13/24(a)	820	889,110
5.00%, 11/07/23(a)(b)	950	1,042,818
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	800	805,624
2.63%, 03/15/21	250	252,280
2.80%, 03/11/22	250	256,389
Societe Generale SA
2.63%, 10/16/24(a)(b)	1,550	1,583,296
2.63%, 01/22/25(b)	1,000	1,023,446
3.00%, 01/22/30(a)(b)	650	662,590
3.88%, 03/28/24(a)(b)	1,250	1,340,788
4.25%, 09/14/23(b)	1,265	1,362,802
4.25%, 04/14/25(b)	365	392,395
4.75%, 11/24/25(b)	700	772,944
4.75%, 09/14/28(a)(b)	325	376,593
5.00%, 01/17/24(b)	800	874,469
5.63%, 11/24/45(a)(b)	250	331,185
Standard Chartered PLC
2.82%, 01/30/26 (Call 01/30/25)(a)(b)(d)	900	917,463
3.79%, 05/21/25 (Call 05/21/24)(b)(d)	1,325	1,401,878
3.89%, 03/15/24 (Call 03/15/23)(b)(d)	1,046	1,097,375
3.95%, 01/11/23(b)	800	840,869
4.05%, 04/12/26(b)	200	216,223
4.25%, 01/20/23 (Call 01/20/22)(b)(d)	1,753	1,822,636
4.30%, 02/19/27(b)	250	268,545
4.31%, 05/21/30 (Call 05/21/29)(a)(b)(d)	500	559,667
4.87%, 03/15/33 (Call 03/15/28)(a)(b)(d)	300	335,571
5.20%, 01/26/24(b)	400	438,214
5.30%, 01/09/43(a)(b)	960	1,193,002
5.70%, 03/26/44(a)(b)	1,000	1,300,874
	Par
Security	(000)	Value

Banks (continued)
State Bank of India/London
4.38%, 01/24/24(b)	$510	$547,134
4.88%, 04/17/24(b)	250	273,750
State Street Corp.
2.40%, 01/24/30	500	517,019
2.65%, 05/15/23 (Call 05/15/22)(d)	300	306,702
2.65%, 05/19/26	657	691,976
3.10%, 05/15/23	895	938,140
3.30%, 12/16/24	489	529,134
3.55%, 08/18/25	1,830	2,016,024
3.70%, 11/20/23	360	390,222
3.78%, 12/03/24 (Call 12/03/23)(d)	180	194,332
4.14%, 12/03/29 (Call 12/03/28)(d)	1,235	1,453,998
4.38%, 03/07/21	322	331,354
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	1,600	1,665,050
3.20%, 07/18/22	250	259,597
3.40%, 07/11/24	350	376,029
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	559	563,003
2.35%, 01/15/25	500	509,917
2.44%, 10/19/21(a)	975	989,548
2.45%, 09/27/24	500	514,287
2.63%, 07/14/26(a)	382	398,907
2.70%, 07/16/24	250	259,937
2.72%, 09/27/29	900	934,689
2.78%, 07/12/22	1,445	1,490,532
2.78%, 10/18/22	650	669,532
2.85%, 01/11/22	325	333,098
2.93%, 03/09/21	1,095	1,107,333
3.01%, 10/19/26	540	572,846
3.04%, 07/16/29	1,400	1,488,354
3.10%, 01/17/23(a)	1,245	1,298,997
3.20%, 09/17/29	630	668,325
3.35%, 10/18/27	200	219,250
3.36%, 07/12/27	525	574,571
3.45%, 01/11/27	1,185	1,293,800
3.54%, 01/17/28	375	414,504
3.75%, 07/19/23	871	930,104
3.78%, 03/09/26(a)	1,175	1,298,030
3.94%, 10/16/23	60	64,734
3.94%, 07/19/28(a)	1,065	1,210,163
4.31%, 10/16/28(a)	550	643,208
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	950	1,007,631
SVB Financial Group, 3.50%, 01/29/25(a)	425	460,351
Svenska Handelsbanken AB
1.88%, 09/07/21	965	972,670
2.45%, 03/30/21	1,250	1,264,755
3.90%, 11/20/23	750	814,485
Swedbank AB, 2.65%, 03/10/21(b)	870	879,264
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	950	974,077
3.65%, 05/24/21 (Call 04/24/21)	250	256,187
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	455	466,275
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	925	929,954
1.90%, 12/01/22	365	370,579
2.13%, 04/07/21	600	604,020
3.25%, 06/11/21	500	511,430

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.50%, 07/19/23(a)	$1,544	$1,651,527
3.63%, 09/15/31 (Call 09/15/26)(d)	805	876,940
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	1,280	1,310,587
2.45%, 08/01/22 (Call 07/01/22)	1,094	1,118,245
2.63%, 01/15/22 (Call 12/15/21)	981	1,000,068
2.64%, 09/17/29 (Call 09/17/24)(d)	525	533,713
2.75%, 05/01/23 (Call 04/01/23)	425	441,427
2.80%, 05/17/22 (Call 04/17/22)	895	919,667
3.00%, 02/02/23 (Call 01/02/23)	28	29,182
3.20%, 04/01/24 (Call 03/01/24)	470	497,729
3.30%, 05/15/26 (Call 04/15/26)(a)	1,250	1,351,117
3.50%, 08/02/22 (Call 08/02/21)(d)	110	113,040
3.63%, 09/16/25 (Call 08/16/25)	765	837,812
3.69%, 08/02/24 (Call 08/02/23)(d)	739	787,170
3.80%, 10/30/26 (Call 09/30/26)	290	325,737
4.05%, 11/03/25 (Call 09/03/25)	185	208,347
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	1,170	1,178,388
2.20%, 03/16/23 (Call 02/13/23)	25	25,555
2.50%, 08/01/24 (Call 07/01/24)	1,262	1,303,170
2.70%, 01/27/22 (Call 12/27/21)	942	963,092
2.75%, 04/01/22 (Call 03/01/22)	1,335	1,369,090
2.85%, 10/26/24 (Call 09/26/24)	577	604,623
2.90%, 03/03/21 (Call 02/03/21)	215	217,424
3.05%, 06/20/22 (Call 05/20/22)	100	103,313
3.20%, 09/03/21 (Call 08/03/21)(a)	725	744,284
3.75%, 12/06/23 (Call 11/06/23)	1,148	1,236,169
3.88%, 03/19/29 (Call 02/19/29)	225	257,272
4.00%, 05/01/25 (Call 03/01/25)	1,155	1,279,808
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	388	404,185
2.95%, 07/15/22 (Call 06/15/22)	1,455	1,506,317
3.00%, 03/15/22 (Call 02/15/22)	660	680,851
3.00%, 07/30/29 (Call 04/30/29)(a)	790	843,484
3.10%, 04/27/26 (Call 03/27/26)	734	791,340
3.38%, 02/05/24 (Call 01/05/24)	282	302,090
3.60%, 09/11/24 (Call 08/11/24)	914	992,897
3.70%, 01/30/24 (Call 12/29/23)	637	689,456
3.90%, 04/26/28 (Call 03/24/28)	365	427,371
3.95%, 11/17/25 (Call 10/17/25)	222	251,632
4.13%, 05/24/21 (Call 04/23/21)	300	309,065
Series V, 2.38%, 07/22/26 (Call 06/22/26)	621	650,058
Series V, 2.63%, 01/24/22 (Call 12/23/21)	1,101	1,127,248
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,425	1,559,625
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)	250	254,836
2.05%, 01/21/25 (Call 12/20/24)	1,000	1,023,438
2.65%, 05/23/22 (Call 04/22/22)	695	714,351
2.80%, 01/27/25 (Call 12/27/24)	281	297,823
2.85%, 01/23/23 (Call 12/23/22)(a)	500	521,580
3.40%, 07/24/23 (Call 06/23/23)	530	563,648
UBS AG/London, 4.50%, 06/26/48(b)	875	1,168,163
UBS Group AG
2.65%, 02/01/22(a)(b)	760	776,632
2.86%, 08/15/23 (Call 08/15/22)(b)(d)	1,445	1,480,909
3.00%, 04/15/21(b)	1,000	1,017,521
3.13%, 08/13/30 (Call 08/13/29)(a)(b)(d)	1,405	1,484,956
3.49%, 05/23/23 (Call 05/23/22)(b)	1,380	1,434,681
4.13%, 09/24/25(b)	150	167,213
	Par
Security	(000)	Value

Banks (continued)
4.13%, 04/15/26(b)	$200	$223,006
4.25%, 03/23/28 (Call 03/23/27)(b)	1,400	1,580,111
UniCredit SpA
6.57%, 01/14/22(a)(b)	765	821,787
7.30%, 04/02/34 (Call 04/02/29)(b)(d)	600	697,159
Wachovia Corp.
5.50%, 08/01/35	1,030	1,366,040
6.55%, 10/15/35	242	338,851
7.50%, 04/15/35	305	455,642
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	250	282,196
Wells Fargo & Co.
2.10%, 07/26/21	505	509,558
2.16%, 02/11/26 (Call 02/11/25)(d)	2,000	2,025,747
2.41%, 10/30/25 (Call 10/30/24)(d)	1,000	1,023,550
2.50%, 03/04/21	1,045	1,053,131
2.57%, 02/11/31 (Call 02/11/30)(d)	2,000	2,041,681
2.63%, 07/22/22	1,011	1,036,338
2.88%, 10/30/30 (Call 10/30/29)(d)	1,760	1,830,767
3.00%, 02/19/25(a)	1,245	1,315,960
3.00%, 04/22/26	1,692	1,793,002
3.00%, 10/23/26	843	892,993
3.07%, 01/24/23 (Call 01/24/22)	488	500,586
3.20%, 06/17/27 (Call 06/17/26)(d)	890	949,462
3.30%, 09/09/24	1,015	1,084,963
3.50%, 03/08/22	1,218	1,264,515
3.55%, 09/29/25	1,019	1,108,139
3.58%, 05/22/28 (Call 05/22/27)(d)	1,510	1,641,699
3.75%, 01/24/24 (Call 12/24/23)	2,242	2,405,826
3.90%, 05/01/45	860	1,018,884
4.10%, 06/03/26	1,627	1,795,885
4.13%, 08/15/23	1,376	1,483,405
4.15%, 01/24/29 (Call 10/24/28)	1,140	1,314,514
4.30%, 07/22/27	1,765	1,979,464
4.40%, 06/14/46	810	959,957
4.48%, 01/16/24(a)	415	454,359
4.60%, 04/01/21	811	837,729
4.65%, 11/04/44	1,484	1,811,109
4.75%, 12/07/46(a)	1,636	2,063,465
4.90%, 11/17/45	1,313	1,666,039
5.38%, 02/07/35	461	626,749
5.38%, 11/02/43	1,087	1,431,129
5.61%, 01/15/44	1,335	1,815,748
Series M, 3.45%, 02/13/23	1,300	1,362,845
Wells Fargo Bank N.A.
2.90%, 05/27/22 (Call 05/27/21)(a)(d)	750	762,096
3.55%, 08/14/23 (Call 07/14/23)	1,375	1,466,049
3.63%, 10/22/21 (Call 09/21/21)	1,692	1,747,711
5.85%, 02/01/37	775	1,070,585
Wells Fargo Capital X, 5.95%, 12/01/86(a)	360	469,826
Westpac Banking Corp.
2.00%, 08/19/21	650	656,228
2.00%, 01/13/23	60	61,015
2.10%, 05/13/21	655	659,943
2.50%, 06/28/22	793	816,114
2.65%, 01/16/30	1,585	1,655,634
2.70%, 08/19/26	566	596,143
2.75%, 01/11/23	1,386	1,434,214
2.80%, 01/11/22	150	153,557
2.85%, 05/13/26	905	957,227
2.89%, 02/04/30 (Call 02/04/25)(d)	400	405,738

20	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.30%, 02/26/24	$145	$153,859
3.35%, 03/08/27	537	591,230
3.40%, 01/25/28	885	984,578
3.65%, 05/15/23	225	239,961
4.32%, 11/23/31 (Call 11/23/26)(d)	755	828,479
4.42%, 07/24/39	775	905,774
Zions Bancorp. N.A.
3.25%, 10/29/29 (Call 07/29/29)(a)	500	524,377
3.50%, 08/27/21	1,369	1,408,056
		840,953,564
Beverages — 2.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	1,640	1,793,555
4.70%, 02/01/36 (Call 08/01/35)	1,940	2,323,814
4.90%, 02/01/46 (Call 08/01/45)(a)	2,685	3,310,197
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	25	25,840
3.30%, 02/01/23 (Call 12/01/22)	918	965,092
3.65%, 02/01/26 (Call 11/01/25)(a)	529	577,702
3.70%, 02/01/24	154	166,150
4.00%, 01/17/43	595	656,778
4.63%, 02/01/44	1,761	2,114,678
4.70%, 02/01/36 (Call 08/01/35)(a)	559	667,775
4.90%, 02/01/46 (Call 08/01/45)	1,551	1,897,376
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	258	265,013
3.50%, 01/12/24 (Call 12/12/23)	50	53,674
3.75%, 07/15/42	338	363,096
4.00%, 04/13/28 (Call 01/13/28)	685	773,372
4.15%, 01/23/25 (Call 12/23/24)	963	1,073,273
4.38%, 04/15/38 (Call 10/15/37)	1,330	1,539,887
4.44%, 10/06/48 (Call 04/06/48)	1,223	1,428,723
4.60%, 04/15/48 (Call 10/15/47)	1,770	2,124,566
4.75%, 01/23/29 (Call 10/23/28)	742	879,416
4.75%, 04/15/58 (Call 10/15/57)(a)	1,260	1,529,119
4.90%, 01/23/31 (Call 10/23/30)(a)	1,442	1,756,819
4.95%, 01/15/42	1,515	1,900,935
5.45%, 01/23/39 (Call 07/23/38)	1,201	1,568,680
5.55%, 01/23/49 (Call 07/23/48)(a)	2,230	3,030,411
5.80%, 01/23/59 (Call 07/23/58)	1,125	1,598,200
5.88%, 06/15/35	50	63,617
8.00%, 11/15/39(a)	218	354,042
8.20%, 01/15/39	532	878,852
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	100	101,917
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	1,000	1,112,234
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	1,020	1,168,126
5.15%, 05/15/38 (Call 11/15/37)(b)	400	484,153
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	150	193,417
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	195	201,530
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	75	81,446
4.50%, 07/15/45 (Call 01/15/45)	310	421,966
Coca-Cola Co. (The)
1.55%, 09/01/21	420	422,028
1.75%, 09/06/24	100	101,598
2.13%, 09/06/29	900	919,884
2.20%, 05/25/22(a)	705	719,166
2.25%, 09/01/26(a)	763	804,983
	Par
Security	(000)	Value

Beverages (continued)
2.50%, 04/01/23	$797	$826,106
2.55%, 06/01/26(a)	425	454,336
2.88%, 10/27/25	199	214,954
2.90%, 05/25/27(a)	110	120,304
3.20%, 11/01/23	1,239	1,320,152
3.30%, 09/01/21	1,027	1,060,051
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(a)	225	245,647
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	300	409,875
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	219	226,009
2.70%, 05/09/22 (Call 04/09/22)	159	163,511
3.15%, 08/01/29 (Call 05/01/29)	676	709,343
3.20%, 02/15/23 (Call 01/15/23)	645	673,186
3.50%, 05/09/27 (Call 02/09/27)	273	294,770
3.70%, 12/06/26 (Call 09/06/26)	503	552,282
4.10%, 02/15/48 (Call 08/15/47)(a)	385	433,624
4.25%, 05/01/23	340	367,367
4.40%, 11/15/25 (Call 09/15/25)	365	414,568
4.50%, 05/09/47 (Call 11/09/46)	200	238,237
4.65%, 11/15/28 (Call 08/15/28)	532	616,844
4.75%, 11/15/24	75	85,261
4.75%, 12/01/25(a)	466	533,877
5.25%, 11/15/48 (Call 05/15/48)	550	717,402
Diageo Capital PLC
2.38%, 10/24/29 (Call 07/24/29)(a)	460	482,039
2.63%, 04/29/23 (Call 01/29/23)	1,003	1,038,650
3.50%, 09/18/23 (Call 08/18/23)	200	213,857
3.88%, 05/18/28 (Call 02/18/28)	410	470,230
3.88%, 04/29/43 (Call 10/29/42)	85	105,652
5.88%, 09/30/36	278	405,105
Diageo Investment Corp.
2.88%, 05/11/22(a)	1,415	1,462,991
4.25%, 05/11/42	810	1,033,224
7.45%, 04/15/35	50	81,317
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	250	257,891
3.50%, 01/16/50 (Call 07/16/49)	1,000	1,048,400
4.38%, 05/10/43	200	241,438
Heineken NV
3.40%, 04/01/22(b)	165	171,621
3.50%, 01/29/28 (Call 10/29/27)(b)	719	799,061
4.00%, 10/01/42(a)(b)	615	731,109
4.35%, 03/29/47 (Call 09/29/46)(b)	400	499,481
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	826	844,149
3.13%, 12/15/23 (Call 10/15/23)	332	349,542
3.40%, 11/15/25 (Call 08/15/25)	235	252,749
3.43%, 06/15/27 (Call 03/15/27)	162	173,036
3.55%, 05/25/21	294	301,217
4.06%, 05/25/23 (Call 04/25/23)	875	941,821
4.42%, 05/25/25 (Call 03/25/25)	186	208,590
4.42%, 12/15/46 (Call 06/15/46)	450	525,962
4.50%, 11/15/45 (Call 05/15/45)	240	279,432
4.60%, 05/25/28 (Call 02/25/28)	1,384	1,597,704
4.99%, 05/25/38 (Call 11/25/37)	420	513,979
5.09%, 05/25/48 (Call 11/25/47)	355	451,855
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	465	468,622
3.00%, 07/15/26 (Call 04/15/26)(a)	795	831,256

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
3.50%, 05/01/22	$1,022	$1,063,171
4.20%, 07/15/46 (Call 01/15/46) (a)	760	788,687
5.00%, 05/01/42(a)	1,049	1,188,118
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	605	608,522
2.00%, 04/15/21 (Call 03/15/21)	75	75,643
2.25%, 05/02/22 (Call 04/02/22)	637	648,802
2.38%, 10/06/26 (Call 07/06/26)	657	686,835
2.75%, 03/05/22	1,009	1,035,425
2.75%, 03/01/23	498	517,999
2.75%, 04/30/25 (Call 01/30/25)	643	681,274
2.85%, 02/24/26 (Call 11/24/25)	429	458,709
2.88%, 10/15/49 (Call 04/15/49)	674	712,744
3.00%, 08/25/21	675	691,015
3.00%, 10/15/27 (Call 07/15/27) (a)	1,000	1,090,119
3.10%, 07/17/22 (Call 05/17/22)	56	58,172
3.38%, 07/29/49 (Call 01/29/49)	140	160,103
3.45%, 10/06/46 (Call 04/06/46)	925	1,057,585
3.50%, 07/17/25 (Call 04/17/25)	245	268,080
3.60%, 03/01/24 (Call 12/01/23)	717	774,213
3.60%, 08/13/42	100	116,373
4.00%, 03/05/42	745	890,392
4.00%, 05/02/47 (Call 11/02/46) (a)	735	916,822
4.25%, 10/22/44 (Call 04/22/44)	860	1,077,137
4.45%, 04/14/46 (Call 10/14/45) (a)	849	1,113,727
4.60%, 07/17/45 (Call 01/17/45)	403	530,425
Pernod Ricard SA
4.25%, 07/15/22(b)	100	106,003
4.45%, 01/15/22(b)	65	68,471
5.50%, 01/15/42(b)	180	244,726
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	500	514,231
		88,016,309
Biotechnology — 0.9%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	475	484,571
2.60%, 08/19/26 (Call 05/19/26) (a)	623	659,164
2.65%, 05/11/22 (Call 04/11/22)	1,035	1,058,628
2.70%, 05/01/22 (Call 03/01/22)	505	518,506
3.13%, 05/01/25 (Call 02/01/25)	730	782,286
3.15%, 02/21/40 (Call 08/21/39)	1,000	1,021,794
3.20%, 11/02/27 (Call 08/02/27) (a)	875	956,494
3.38%, 02/21/50 (Call 08/21/49)	1,000	1,016,675
3.63%, 05/15/22 (Call 02/15/22)	1,208	1,251,931
3.63%, 05/22/24 (Call 02/22/24)	1,090	1,177,375
3.88%, 11/15/21 (Call 08/15/21)	402	416,598
4.10%, 06/15/21 (Call 03/22/20) (a)	682	701,404
4.40%, 05/01/45 (Call 11/01/44)	297	344,009
4.56%, 06/15/48 (Call 12/15/47)	1,468	1,747,743
4.66%, 06/15/51 (Call 12/15/50)	1,801	2,229,905
4.95%, 10/01/41	602	764,891
5.15%, 11/15/41 (Call 05/15/41)	970	1,262,237
5.65%, 06/15/42 (Call 12/15/41) (a)	615	826,017
6.38%, 06/01/37(a)	135	193,308
6.40%, 02/01/39	288	413,354
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25) (a)	641	709,062
5.25%, 06/23/45 (Call 12/23/44)	231	326,178
Biogen Inc.
3.63%, 09/15/22	965	1,018,341
4.05%, 09/15/25 (Call 06/15/25)	1,157	1,298,822
	Par
Security	(000)	Value

Biotechnology (continued)
5.20%, 09/15/45 (Call 03/15/45)	$1,072	$1,388,154
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	245	249,256
2.50%, 09/01/23 (Call 07/01/23)(a)	806	834,951
2.95%, 03/01/27 (Call 12/01/26)	1,338	1,427,877
3.25%, 09/01/22 (Call 07/01/22)	742	774,370
3.50%, 02/01/25 (Call 11/01/24)	1,432	1,551,566
3.65%, 03/01/26 (Call 12/01/25)	295	324,426
3.70%, 04/01/24 (Call 01/01/24)	1,340	1,438,710
4.00%, 09/01/36 (Call 03/01/36)	200	235,131
4.15%, 03/01/47 (Call 09/01/46)(a)	885	1,068,022
4.40%, 12/01/21 (Call 09/01/21)	524	550,563
4.50%, 04/01/21 (Call 01/01/21)	150	155,616
4.50%, 02/01/45 (Call 08/01/44)	973	1,195,302
4.60%, 09/01/35 (Call 03/01/35)	926	1,156,409
4.75%, 03/01/46 (Call 09/01/45)	1,465	1,889,393
4.80%, 04/01/44 (Call 10/01/43)	884	1,135,084
5.65%, 12/01/41 (Call 06/01/41)	492	698,933
		37,253,056
Building Materials — 0.4%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	235	237,964
2.24%, 02/15/25 (Call 01/15/25)(b)	80	81,597
2.49%, 02/15/27 (Call 12/15/26)(b)	201	204,763
2.72%, 02/15/30 (Call 11/15/29)(b)	1,500	1,514,600
3.38%, 04/05/40 (Call 10/05/39)(b)	1,500	1,541,881
3.58%, 04/05/50 (Call 10/05/49)(b)	1,500	1,545,371
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)(b)	450	489,956
3.95%, 04/04/28 (Call 01/04/28)(b)	325	368,825
4.50%, 04/04/48 (Call 10/04/47)(b)	700	849,876
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	1,000	1,104,787
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	50	51,265
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	500	532,643
4.00%, 09/21/23 (Call 08/21/23)	150	162,356
4.00%, 06/15/25 (Call 03/15/25)(a)	250	274,871
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(b)	775	856,849
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	560	600,330
3.90%, 02/14/26 (Call 11/14/25)	285	317,811
4.50%, 02/15/47 (Call 08/15/46)	321	397,535
4.63%, 07/02/44 (Call 01/02/44)	396	486,980
4.95%, 07/02/64 (Call 01/02/64)(c)	240	288,852
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	340	363,186
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	150	156,066
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	432	473,981
4.25%, 12/15/47 (Call 06/15/47)	457	514,224
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	50,949
3.50%, 11/15/27 (Call 08/15/27)(a)	30	32,515
4.38%, 04/01/26 (Call 01/01/26)(a)	140	158,270
4.45%, 04/01/25 (Call 01/01/25)	446	496,950
4.50%, 05/15/47 (Call 11/15/46)	444	505,181
5.95%, 03/15/22	174	189,435
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	595	623,134
3.95%, 08/15/29 (Call 05/15/29)(a)	477	530,422

22	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
4.20%, 12/01/24 (Call 09/01/24)(a)	$275	$299,537
4.30%, 07/15/47 (Call 01/15/47)	605	672,778
4.40%, 01/30/48 (Call 07/30/47)	100	108,434
7.00%, 12/01/36	238	323,243
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(a)	128	141,653
4.50%, 04/01/25 (Call 01/01/25)	242	271,011
4.50%, 06/15/47 (Call 12/15/46)	773	910,498
4.70%, 03/01/48 (Call 09/01/47)(a)	189	233,657
		18,964,236
Chemicals — 1.8%
Air Liquide Finance SA
1.75%, 09/27/21 (Call 08/27/21)(b)	1,095	1,101,357
2.25%, 09/27/23 (Call 07/27/23)(b)	450	462,424
2.25%, 09/10/29 (Call 06/10/29)(b)	245	252,006
2.50%, 09/27/26 (Call 06/27/26)(b)	200	211,467
3.50%, 09/27/46 (Call 03/27/46)(a)(b)	200	229,239
Air Products & Chemicals Inc.
3.00%, 11/03/21	200	206,033
3.35%, 07/31/24 (Call 04/30/24)	50	54,058
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	205	222,880
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	375	410,521
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 08/15/29)(b)	500	537,395
Braskem Finance Ltd., 6.45%, 02/03/24	777	849,657
Braskem Netherlands Finance BV
4.50%, 01/10/28(b)	225	220,465
4.50%, 01/31/30(b)	318	311,735
5.88%, 01/31/50(a)(b)	1,000	981,700
Cabot Corp.
3.70%, 07/15/22	50	52,347
4.00%, 07/01/29 (Call 04/01/29)	775	860,337
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	1,784	1,894,064
5.88%, 06/15/21	75	78,928
CF Industries Inc.
3.40%, 12/01/21(a)(b)	134	138,454
4.50%, 12/01/26(b)	120	136,540
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 05/01/23 (Call 04/01/23)(a)(b)	550	577,936
3.40%, 12/01/26 (Call 09/01/26)(b)	329	354,429
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 03/26/20)(a)	617	643,788
3.15%, 05/15/24 (Call 04/15/24)	275	292,599
3.50%, 10/01/24 (Call 07/01/24)	426	459,809
3.63%, 05/15/26 (Call 03/15/26)(a)	513	558,662
4.25%, 10/01/34 (Call 04/01/34)	267	297,585
4.38%, 11/15/42 (Call 05/15/42)	735	812,784
4.55%, 11/30/25 (Call 09/30/25)	352	399,700
4.63%, 10/01/44 (Call 04/01/44)	610	712,825
4.80%, 11/30/28 (Call 08/30/28)	992	1,163,076
4.80%, 05/15/49 (Call 11/15/48)	50	58,966
5.25%, 11/15/41 (Call 05/15/41)	524	637,860
5.55%, 11/30/48 (Call 05/30/48)	585	741,309
7.38%, 11/01/29	695	955,066
9.40%, 05/15/39	325	554,495
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,495	1,630,469
4.49%, 11/15/25 (Call 09/15/25)	874	990,120
	Par
Security	(000)	Value

Chemicals (continued)
4.73%, 11/15/28 (Call 08/15/28)	$1,175	$1,366,244
5.32%, 11/15/38 (Call 05/15/38)	1,425	1,737,958
5.42%, 11/15/48 (Call 05/15/48)	415	522,672
Eastman Chemical Co.
3.50%, 12/01/21	150	155,188
3.60%, 08/15/22 (Call 05/15/22)	1,552	1,620,477
3.80%, 03/15/25 (Call 12/15/24)	957	1,043,221
4.50%, 12/01/28 (Call 09/01/28)	227	265,084
4.65%, 10/15/44 (Call 04/15/44)	835	974,707
4.80%, 09/01/42 (Call 03/01/42)	115	135,516
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	530	541,002
2.70%, 11/01/26 (Call 08/01/26)	1,005	1,075,637
3.25%, 12/01/27 (Call 09/01/27)(a)	511	565,788
3.95%, 12/01/47 (Call 06/01/47)(a)	486	601,081
4.35%, 12/08/21	468	492,657
5.50%, 12/08/41	119	168,743
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	155	165,512
3.45%, 10/01/29 (Call 07/01/29)	699	765,693
3.95%, 02/01/22 (Call 11/01/21)	410	426,309
4.50%, 10/01/49 (Call 04/01/49)(a)	150	182,251
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)(a)	770	848,309
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)(a)	355	368,796
4.38%, 06/01/47 (Call 12/01/46)	565	604,101
4.45%, 09/26/28 (Call 06/26/28)(a)	372	426,799
5.00%, 09/26/48 (Call 03/26/48)(a)	50	58,838
Lubrizol Corp. (The), 6.50%, 10/01/34	100	151,311
LYB Finance Co. BV, 8.10%, 03/15/27(b)	625	826,854
LYB International Finance BV
4.00%, 07/15/23	266	286,806
4.88%, 03/15/44 (Call 09/15/43)	550	643,981
5.25%, 07/15/43	779	952,677
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	162	175,869
LYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)	175	185,477
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	660	737,542
5.75%, 04/15/24 (Call 01/15/24)	500	573,417
6.00%, 11/15/21 (Call 08/17/21)	758	807,054
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(a)	445	474,032
5.25%, 03/01/22(a)	445	470,354
5.25%, 12/15/29 (Call 09/15/29)(a)	100	106,351
5.65%, 12/01/44 (Call 06/01/44)	475	497,474
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	295	306,824
3.75%, 11/15/21 (Call 08/15/21)	460	475,132
4.05%, 11/15/27 (Call 08/15/27)(a)	209	221,146
4.25%, 11/15/23 (Call 08/15/23)(a)	851	916,088
4.88%, 11/15/41 (Call 05/15/41)	125	135,021
5.45%, 11/15/33 (Call 05/15/33)	32	37,231
5.63%, 11/15/43 (Call 05/15/43)(a)	525	626,808
NewMarket Corp., 4.10%, 12/15/22	710	757,187
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	429	451,862
3.15%, 10/01/22 (Call 07/01/22)	434	450,393

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
3.38%, 03/15/25 (Call 12/15/24)	$516	$550,982
3.50%, 06/01/23 (Call 03/01/23)	180	189,835
3.63%, 03/15/24 (Call 12/15/23)	28	30,094
4.00%, 12/15/26 (Call 09/15/26)	280	310,207
4.13%, 03/15/35 (Call 09/15/34)	520	578,276
4.20%, 04/01/29 (Call 01/01/29)(a)	362	411,755
4.90%, 06/01/43 (Call 12/01/42)	910	1,054,718
5.00%, 04/01/49 (Call 10/01/48)	75	93,265
5.25%, 01/15/45 (Call 07/15/44)	483	605,699
5.63%, 12/01/40	176	225,819
5.88%, 12/01/36	172	222,082
6.13%, 01/15/41 (Call 07/15/40)	314	418,222
OCP SA, 5.63%, 04/25/24(b)	1,000	1,107,500
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(b)	1,000	1,148,750
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)(a)	380	394,019
2.80%, 08/15/29 (Call 05/15/29)(a)	526	551,777
3.20%, 03/15/23 (Call 02/15/23)	270	284,237
3.75%, 03/15/28 (Call 12/15/27)(a)	508	571,918
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,032	1,051,421
2.45%, 02/15/22 (Call 11/15/21)	781	794,252
2.65%, 02/05/25 (Call 11/05/24)	240	251,760
2.70%, 02/21/23 (Call 11/21/22)(a)	62	64,035
3.00%, 09/01/21	145	148,948
3.20%, 01/30/26 (Call 10/30/25)(a)	875	947,414
4.05%, 03/15/21	52	53,448
Rohm & Haas Co., 7.85%, 07/15/29(a)	705	959,712
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)(a)	292	304,165
3.75%, 03/15/27 (Call 12/15/26)	205	223,085
4.25%, 01/15/48 (Call 07/15/47)	255	280,655
4.55%, 03/01/29 (Call 12/01/28)	225	260,106
5.25%, 06/01/45 (Call 12/01/44)	235	285,106
SABIC Capital II BV
4.00%, 10/10/23(b)	1,000	1,056,500
4.50%, 10/10/28(b)	600	678,750
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	200	212,063
SASOL Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)	510	555,900
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	692	712,252
2.95%, 08/15/29 (Call 05/15/29)	361	378,152
3.13%, 06/01/24 (Call 04/01/24)	610	648,413
3.45%, 08/01/25 (Call 05/01/25)(a)	33	35,534
3.45%, 06/01/27 (Call 03/01/27)(a)	1,302	1,419,326
3.80%, 08/15/49 (Call 02/15/49)	100	109,428
3.95%, 01/15/26 (Call 10/15/25)(a)	75	82,587
4.00%, 12/15/42 (Call 06/15/42)	325	370,985
4.20%, 01/15/22 (Call 10/15/21)	155	161,180
4.50%, 06/01/47 (Call 12/01/46)	1,045	1,268,585
Sociedad Quimica y Minera de Chile SA
4.25%, 05/07/29 (Call 02/07/29)(a)(b)	200	215,813
4.25%, 01/22/50 (Call 07/22/49)(b)	200	200,000
Syngenta Finance NV
3.13%, 03/28/22(a)	984	1,003,391
4.38%, 03/28/42	50	49,599
4.44%, 04/24/23 (Call 03/24/23)(a)(b)	1,008	1,072,012
4.89%, 04/24/25 (Call 02/24/25)(b)	278	307,744
	Par
Security	(000)	Value

Chemicals (continued)
5.18%, 04/24/28 (Call 01/24/28)(a)(b)	$750	$860,068
5.68%, 04/24/48 (Call 10/24/47)(b)	350	398,960
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)(a)	714	763,636
4.38%, 11/15/47 (Call 05/15/47)(a)	798	866,510
Yara International ASA
3.80%, 06/06/26 (Call 03/06/26)(b)	400	426,192
4.75%, 06/01/28 (Call 03/01/28)(b)	609	690,918
		76,350,319
Commercial Services — 1.1%
American University (The), Series 2019, 3.67%, 04/01/49	150	177,060
Ashtead Capital Inc.
4.25%, 11/01/29 (Call 11/01/24)(b)	410	424,940
5.25%, 08/01/26 (Call 08/01/21)(b)	300	322,170
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	755	832,377
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	326	369,298
5.50%, 11/01/22 (Call 05/01/22)	47	50,891
California Institute of Technology
4.32%, 08/01/45	20	26,891
4.70%, 11/01/2111	25	36,658
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	315	322,908
3.25%, 06/01/22 (Call 03/01/22)	295	304,656
3.70%, 04/01/27 (Call 01/01/27)	1,598	1,802,275
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	110	163,128
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	200	199,187
3.91%, 05/31/23(b)	1,290	1,327,087
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(b)	400	392,000
5.63%, 09/25/48(b)	1,100	1,233,031
6.85%, 07/02/37(a)(b)	710	894,600
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	650	674,585
3.30%, 12/15/22 (Call 09/15/22)	230	240,400
3.95%, 06/15/23 (Call 05/15/23)(a)	894	956,114
7.00%, 07/01/37	235	327,521
ERAC USA Finance LLC
2.60%, 12/01/21 (Call 11/01/21)(b)	50	50,943
2.70%, 11/01/23 (Call 09/01/23)(b)	125	129,339
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	283	305,353
3.80%, 11/01/25 (Call 08/01/25)(b)	289	315,765
3.85%, 11/15/24 (Call 08/15/24)(a)(b)	110	119,317
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	600	681,660
5.63%, 03/15/42(a)(b)	130	176,231
7.00%, 10/15/37(a)(b)	1,065	1,606,390
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	500	528,607
4.25%, 02/01/29 (Call 11/01/28)(b)	315	369,097
George Washington University (The)
4.87%, 09/15/45	130	183,745
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	386	494,517
Georgetown University (The), Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	75	114,680
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	575	594,876
3.20%, 08/15/29 (Call 05/15/29)	505	536,272
3.75%, 06/01/23 (Call 03/01/23)	1,383	1,465,130

24	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
4.00%, 06/01/23 (Call 05/01/23)	$1,269	$1,359,342
4.45%, 06/01/28 (Call 03/01/28)	1,590	1,827,003
4.80%, 04/01/26 (Call 01/01/26)(a)	523	599,893
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	215	227,939
4.13%, 08/01/23 (Call 07/01/23)	120	128,384
4.25%, 05/01/29 (Call 02/01/29)	945	1,064,597
4.75%, 02/15/25 (Call 11/15/24)(a)(b)	1,042	1,155,245
4.75%, 08/01/28 (Call 05/01/28)	455	530,275
5.00%, 11/01/22 (Call 08/01/22)(b)	1,118	1,208,193
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	150	203,057
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	375	479,668
Massachusetts Institute of Technology
4.68%, 07/01/2114	158	248,805
5.60%, 07/01/2111	525	963,050
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	537	553,794
2.75%, 12/15/21 (Call 11/15/21)	512	524,502
3.25%, 01/15/28 (Call 10/15/27)	245	266,925
4.25%, 02/01/29 (Call 11/01/28)	586	689,434
4.88%, 02/15/24 (Call 11/15/23)(a)	332	370,025
4.88%, 12/17/48 (Call 06/17/48)	685	915,340
Northwestern University
3.69%, 12/01/38	350	406,069
3.87%, 12/01/48	100	125,362
PayPal Holdings Inc.
2.20%, 09/26/22	125	126,824
2.40%, 10/01/24 (Call 09/01/24)	910	933,916
2.65%, 10/01/26 (Call 08/01/26)	285	297,745
2.85%, 10/01/29 (Call 07/01/29)	620	650,376
President & Fellows of Harvard College, 6.50%, 01/15/39(b)	100	162,648
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	575	661,805
3.30%, 07/15/56 (Call 01/15/56)	165	198,351
4.88%, 10/15/40	250	354,948
Princeton University, 5.70%, 03/01/39	250	376,236
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	1,040	1,100,725
4.00%, 03/18/29 (Call 12/18/28)(a)	501	573,402
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)(a)	511	530,009
2.95%, 01/22/27 (Call 10/22/26)	85	91,014
3.25%, 12/01/49 (Call 06/01/49)	350	394,542
4.00%, 06/15/25 (Call 03/15/25)	855	961,487
4.40%, 02/15/26 (Call 11/15/25)	1,030	1,182,556
4.50%, 05/15/48 (Call 11/15/47)	65	87,167
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(b)	393	417,411
4.13%, 02/02/26 (Call 11/02/25)(b)	380	419,376
Trustees of Boston College, 3.13%, 07/01/52	500	567,991
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)(a)	100	130,856
Trustees of the University of Pennsylvania (The), 3.61%, 02/15/2119 (Call 08/15/2118)	500	617,553
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	374	444,436
University of Southern California
3.03%, 10/01/39(a)	600	667,784
	Par
Security	(000)	Value

Commercial Services (continued)
5.25%, 10/01/2111	$115	$194,573
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	100	128,632
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	66	73,252
4.13%, 09/12/22	377	400,691
4.13%, 03/15/29 (Call 12/15/28)	80	92,047
5.50%, 06/15/45 (Call 12/15/44)	250	335,704
William Marsh Rice University
3.57%, 05/15/45	25	29,704
3.77%, 05/15/55	200	255,410
		46,055,772
Computers — 2.0%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)(a)	195	195,827
1.80%, 09/11/24 (Call 08/11/24)	190	192,594
2.05%, 09/11/26 (Call 07/11/26)	175	179,499
2.10%, 09/12/22 (Call 08/12/22)(a)	1,164	1,187,224
2.15%, 02/09/22(a)	1,002	1,020,705
2.20%, 09/11/29 (Call 06/11/29)	530	542,137
2.30%, 05/11/22 (Call 04/11/22)	1,332	1,361,318
2.40%, 01/13/23 (Call 12/13/22)(a)	500	515,802
2.40%, 05/03/23(a)	1,682	1,736,781
2.45%, 08/04/26 (Call 05/04/26)	1,318	1,382,204
2.50%, 02/09/22 (Call 01/09/22)	1,095	1,120,679
2.50%, 02/09/25(a)	835	875,441
2.70%, 05/13/22	1,077	1,109,116
2.75%, 01/13/25 (Call 11/13/24)	480	507,657
2.85%, 05/06/21	1,023	1,040,755
2.85%, 02/23/23 (Call 12/23/22)	1,300	1,356,650
2.85%, 05/11/24 (Call 03/11/24)	1,161	1,225,671
2.90%, 09/12/27 (Call 06/12/27)	266	286,351
2.95%, 09/11/49 (Call 03/11/49)(a)	884	928,816
3.00%, 02/09/24 (Call 12/09/23)	1,221	1,294,391
3.00%, 06/20/27 (Call 03/20/27)(a)	260	281,596
3.00%, 11/13/27 (Call 08/13/27)	792	858,102
3.20%, 05/13/25	1,877	2,025,715
3.20%, 05/11/27 (Call 02/11/27)	1,479	1,619,023
3.25%, 02/23/26 (Call 11/23/25)	912	996,088
3.35%, 02/09/27 (Call 11/09/26)	1,236	1,361,478
3.45%, 05/06/24(a)	888	961,390
3.45%, 02/09/45	1,586	1,787,996
3.75%, 09/12/47 (Call 03/12/47)	295	348,314
3.75%, 11/13/47 (Call 05/13/47)	1,137	1,345,372
3.85%, 05/04/43	1,379	1,649,960
3.85%, 08/04/46 (Call 02/04/46)	1,279	1,525,939
4.25%, 02/09/47 (Call 08/09/46)	599	760,614
4.38%, 05/13/45	1,170	1,494,298
4.45%, 05/06/44	769	991,353
4.50%, 02/23/36 (Call 08/23/35)	1,065	1,356,176
4.65%, 02/23/46 (Call 08/23/45)	1,781	2,372,733
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	965	1,036,036
4.42%, 06/15/21 (Call 05/15/21)(b)	1,485	1,530,134
4.90%, 10/01/26 (Call 08/01/26)(b)	1,618	1,815,317
5.30%, 10/01/29 (Call 07/01/29)(a)(b)	918	1,055,803
5.45%, 06/15/23 (Call 04/15/23)(b)	1,597	1,760,972
6.02%, 06/15/26 (Call 03/15/26)(b)	1,198	1,404,081
8.10%, 07/15/36 (Call 01/15/36)(a)(b)	1,118	1,534,253
8.35%, 07/15/46 (Call 01/15/46)(b)	1,165	1,587,538

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)(a)	$335	$359,437
4.45%, 09/18/22	785	831,354
4.75%, 04/15/27 (Call 01/15/27)(a)	539	592,781
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	250	261,933
3.70%, 04/01/22 (Call 03/01/22)	1,298	1,350,731
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)(a)	600	611,300
3.50%, 10/05/21 (Call 09/05/21)	189	194,121
4.40%, 10/15/22 (Call 08/15/22)	870	927,518
4.90%, 10/15/25 (Call 07/15/25)	1,294	1,470,619
6.20%, 10/15/35 (Call 04/15/35)	426	532,958
6.35%, 10/15/45 (Call 04/15/45)	880	1,100,273
HP Inc.
4.05%, 09/15/22	175	184,447
4.30%, 06/01/21	1,042	1,071,385
4.65%, 12/09/21	253	265,124
6.00%, 09/15/41	782	896,516
IBM Credit LLC
2.20%, 09/08/22	285	291,012
3.00%, 02/06/23(a)	515	538,306
3.60%, 11/30/21(a)	232	241,529
International Business Machines Corp.
1.88%, 08/01/22	1,105	1,118,813
2.25%, 02/19/21	200	201,613
2.50%, 01/27/22	1,440	1,472,835
2.85%, 05/13/22	1,210	1,249,195
2.88%, 11/09/22	800	831,775
2.90%, 11/01/21(a)	545	558,793
3.00%, 05/15/24	575	609,226
3.30%, 05/15/26	310	338,864
3.30%, 01/27/27(a)	670	734,309
3.38%, 08/01/23(a)	770	819,090
3.45%, 02/19/26(a)	875	957,511
3.50%, 05/15/29	1,440	1,615,449
3.63%, 02/12/24	1,784	1,924,444
4.00%, 06/20/42	660	783,828
4.15%, 05/15/39	1,800	2,176,109
4.25%, 05/15/49	1,550	1,932,852
4.70%, 02/19/46	365	481,289
5.60%, 11/30/39	475	673,739
5.88%, 11/29/32	515	712,933
6.22%, 08/01/27(a)	207	267,465
6.50%, 01/15/28	150	198,018
7.00%, 10/30/25(a)	403	513,496
7.13%, 12/01/96(a)	70	121,167
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	598	637,124
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	411	419,660
4.75%, 06/01/23	495	522,832
4.75%, 01/01/25(a)	363	383,818
4.88%, 03/01/24 (Call 01/01/24)	494	523,300
4.88%, 06/01/27 (Call 03/01/27)	675	720,056
5.75%, 12/01/34 (Call 06/01/34)	215	224,973
		86,965,819
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
1.95%, 02/01/23	150	153,283
2.25%, 11/15/22	50	51,577
	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
2.30%, 05/03/22	$735	$752,833
2.45%, 11/15/21(a)	197	201,058
3.25%, 03/15/24(a)	340	368,271
3.70%, 08/01/47 (Call 02/01/47)	440	554,477
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	190	195,186
2.35%, 08/15/22(a)	200	205,873
2.38%, 12/01/29 (Call 09/01/29)(a)	280	289,174
3.13%, 12/01/49 (Call 06/01/49)(a)	615	659,688
3.15%, 03/15/27 (Call 12/15/26)(a)	270	298,207
4.15%, 03/15/47 (Call 09/15/46)(a)	250	315,261
4.38%, 06/15/45 (Call 12/15/44)	100	127,377
6.00%, 05/15/37	75	108,455
Procter & Gamble Co. (The)
2.15%, 08/11/22	890	913,054
2.30%, 02/06/22	1,282	1,310,962
2.45%, 11/03/26(a)	911	984,019
2.70%, 02/02/26	414	447,504
2.85%, 08/11/27	310	340,781
3.10%, 08/15/23	437	465,989
3.50%, 10/25/47(a)	640	791,607
5.50%, 02/01/34	875	1,247,059
Unilever Capital Corp.
1.38%, 07/28/21	535	535,912
2.00%, 07/28/26(a)	725	756,168
2.13%, 09/06/29 (Call 06/06/29)(a)	905	908,691
2.60%, 05/05/24 (Call 03/05/24)	450	472,635
2.75%, 03/22/21	200	202,700
2.90%, 05/05/27 (Call 02/05/27)	860	929,094
3.00%, 03/07/22	100	103,508
3.10%, 07/30/25(a)	250	271,275
3.25%, 03/07/24 (Call 02/07/24)	500	534,535
3.38%, 03/22/25 (Call 01/22/25)	100	109,610
3.50%, 03/22/28 (Call 12/22/27)	875	977,644
5.90%, 11/15/32	707	997,600
		17,581,067
Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	956	1,093,842
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	175	201,478
4.20%, 05/15/47 (Call 11/15/46)	365	440,343
4.60%, 06/15/45 (Call 12/15/44)	478	602,092
		2,337,755
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	355	363,299
3.50%, 05/26/22 (Call 04/26/22)	170	174,817
3.50%, 01/15/25 (Call 11/15/24)	240	250,615
3.65%, 07/21/27 (Call 04/21/27)	1,032	1,064,377
3.88%, 01/23/28 (Call 10/23/27)(a)	150	158,101
3.95%, 02/01/22 (Call 01/01/22)	1,140	1,181,456
4.13%, 07/03/23 (Call 06/03/23)	25	26,597
4.45%, 10/01/25 (Call 08/01/25)	475	523,800
4.45%, 04/03/26 (Call 02/03/26)	685	748,402
4.50%, 05/15/21	520	537,233
4.63%, 07/01/22	250	265,004
4.88%, 01/16/24 (Call 12/16/23)	880	958,111
5.00%, 10/01/21	430	450,530

26	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.50%, 08/01/25	$125	$135,151
4.25%, 02/15/24(a)	275	298,807
AIG Global Funding
2.30%, 07/01/22(a)(b)	320	323,612
2.70%, 12/15/21(a)(b)	100	101,688
Air Lease Corp.
2.25%, 01/15/23	446	448,395
2.30%, 02/01/25 (Call 01/01/25)(a)	160	159,967
2.63%, 07/01/22 (Call 06/01/22)	805	815,598
2.75%, 01/15/23 (Call 12/15/22)	511	519,845
3.00%, 09/15/23 (Call 07/15/23)	749	772,292
3.00%, 02/01/30 (Call 11/01/29)(a)	1,000	989,310
3.25%, 03/01/25 (Call 01/01/25)	1,058	1,097,133
3.25%, 10/01/29 (Call 07/01/29)	122	123,893
3.50%, 01/15/22	888	913,081
3.63%, 04/01/27 (Call 01/01/27)	100	106,066
3.63%, 12/01/27 (Call 09/01/27)(a)	320	341,134
3.75%, 02/01/22 (Call 12/01/21)	205	211,120
3.75%, 06/01/26 (Call 04/01/26)(a)	300	321,224
3.88%, 04/01/21 (Call 03/01/21)	595	609,509
3.88%, 07/03/23 (Call 06/03/23)	25	26,395
4.25%, 02/01/24 (Call 01/01/24)	875	943,887
4.25%, 09/15/24 (Call 06/15/24)(a)	545	585,566
4.63%, 10/01/28 (Call 07/01/28)(a)	447	504,746
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	650	687,803
4.25%, 06/15/26 (Call 04/15/26)	410	443,042
4.40%, 09/25/23 (Call 08/25/23)	1,116	1,191,123
5.13%, 03/15/21	635	654,889
5.50%, 02/15/22	680	726,829
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	263	275,721
4.13%, 02/13/22	200	207,506
4.63%, 05/19/22	630	661,185
4.63%, 03/30/25(a)	200	219,080
8.00%, 11/01/31	1,520	2,109,153
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	1,130	1,153,179
2.50%, 07/30/24 (Call 06/30/24)	752	778,934
2.65%, 12/02/22	480	495,510
2.75%, 05/20/22 (Call 04/20/22)(a)	590	604,187
3.00%, 10/30/24 (Call 09/29/24)	719	760,602
3.13%, 05/20/26 (Call 04/20/26)	444	482,365
3.38%, 05/17/21 (Call 04/17/21)	275	280,400
3.40%, 02/27/23 (Call 01/27/23)	1,103	1,161,309
3.40%, 02/22/24 (Call 01/22/24)	1,061	1,135,236
3.63%, 12/05/24 (Call 11/04/24)	680	740,377
3.70%, 11/05/21 (Call 10/05/21)	1,100	1,136,410
3.70%, 08/03/23 (Call 07/03/23)	1,160	1,240,177
4.05%, 12/03/42	895	1,130,793
4.20%, 11/06/25 (Call 10/06/25)	455	516,398
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	540	544,669
2.70%, 03/03/22 (Call 01/31/22)	994	1,018,239
3.30%, 05/03/27 (Call 04/03/27)	957	1,050,594
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	603	638,913
3.00%, 03/22/22	500	517,484
3.70%, 10/15/24	531	583,664
	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.00%, 10/15/23	$717	$777,774
Apollo Management Holdings LP, 4.00%, 05/30/24(a)(b)	500	546,080
Avolon Holdings Funding Ltd.
3.63%, 05/01/22 (Call 04/01/22)(b)	1,000	1,023,939
3.95%, 07/01/24 (Call 06/01/24)(b)	431	446,841
4.38%, 05/01/26 (Call 03/01/26)(b)	490	522,821
5.13%, 10/01/23 (Call 09/01/23)(b)	450	482,319
5.25%, 05/15/24 (Call 04/15/24)(a)(b)	1,450	1,580,361
5.50%, 01/15/23 (Call 12/15/22)(b)	275	295,853
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	250	260,390
5.38%, 07/24/23	200	218,886
Blackstone Holdings Finance Co. LLC
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	1,190	1,247,363
3.50%, 09/10/49 (Call 03/10/49)(a)(b)	500	551,873
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	29	34,363
4.45%, 07/15/45(b)	125	155,003
BOC Aviation Ltd.
2.38%, 09/15/21 (Call 08/15/21)(b)	250	251,562
3.00%, 09/11/29 (Call 06/11/29)(b)	900	918,000
3.50%, 10/10/24 (Call 09/10/24)(b)	917	976,018
3.88%, 04/27/26 (Call 01/27/26)(b)	400	433,875
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	100	111,104
4.00%, 04/01/24 (Call 02/01/24)	235	256,031
4.25%, 06/02/26 (Call 03/02/26)	275	312,009
4.70%, 09/20/47 (Call 03/20/47)	652	805,958
4.85%, 03/29/29 (Call 12/29/28)	912	1,084,519
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(d)	600	605,329
2.28%, 01/28/26 (Call 01/28/25)(d)	1,800	1,830,411
3.38%, 02/15/23	1,137	1,192,991
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)	10	10,268
3.20%, 01/30/23 (Call 12/30/22)	740	769,160
3.20%, 02/05/25 (Call 01/05/25)(a)	158	166,659
3.30%, 10/30/24 (Call 09/30/24)	1,095	1,165,471
3.45%, 04/30/21 (Call 03/30/21)	787	802,283
3.50%, 06/15/23	335	354,907
3.75%, 04/24/24 (Call 03/24/24)	282	302,843
3.75%, 07/28/26 (Call 06/28/26)(a)	1,428	1,514,919
3.75%, 03/09/27 (Call 02/09/27)	577	628,851
3.80%, 01/31/28 (Call 12/31/27)	530	578,680
3.90%, 01/29/24 (Call 12/29/23)	270	289,809
4.20%, 10/29/25 (Call 09/29/25)	265	287,226
4.25%, 04/30/25 (Call 03/31/25)	530	588,162
4.75%, 07/15/21	48	50,034
Carlyle Holdings Finance LLC, 3.88%, 02/01/23(b)	493	519,729
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)(b)	380	481,531
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	630	699,468
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	446	464,411
3.00%, 03/10/25 (Call 12/10/24)	381	406,316
3.20%, 03/02/27 (Call 12/02/26)	275	299,754
3.20%, 01/25/28 (Call 10/25/27)	665	725,452
3.23%, 09/01/22	130	136,132
3.25%, 05/21/21 (Call 04/21/21)	475	485,885
3.25%, 05/22/29 (Call 02/22/29)	190	209,271
3.45%, 02/13/26 (Call 11/13/25)	180	197,592

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.55%, 02/01/24 (Call 01/01/24)	$550	$592,929
3.85%, 05/21/25 (Call 03/21/25)	379	422,021
4.00%, 02/01/29 (Call 11/01/28)(a)	650	750,805
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	400	455,000
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	1,025	1,124,877
Citadel LP
4.88%, 01/15/27 (Call 11/15/26)(a)(b)	585	642,669
5.38%, 01/17/23 (Call 12/17/22)(a)(b)	100	107,473
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	551	586,777
3.75%, 06/15/28 (Call 03/15/28)(a)	289	329,310
4.15%, 06/15/48 (Call 12/15/47)	520	674,560
5.30%, 09/15/43 (Call 03/15/43)	514	738,264
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	225	341,933
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	640	687,813
3.85%, 11/21/22	205	217,737
3.95%, 11/06/24 (Call 08/06/24)(a)	445	481,750
4.10%, 02/09/27 (Call 11/09/26)	422	461,319
4.50%, 01/30/26 (Call 11/30/25)	555	621,610
5.20%, 04/27/22	751	811,688
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)(a)	287	296,899
3.80%, 08/24/27 (Call 05/24/27)	302	333,988
4.50%, 06/20/28 (Call 03/20/28)(a)	425	493,674
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	830	902,773
Franklin Resources Inc.
2.80%, 09/15/22	162	167,833
2.85%, 03/30/25	613	654,480
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	580	618,404
4.42%, 11/15/35	6,435	7,356,347
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	625	670,117
International Lease Finance Corp.
5.88%, 08/15/22	1,170	1,276,557
8.63%, 01/15/22	164	183,015
Invesco Finance PLC
3.75%, 01/15/26	75	83,473
4.00%, 01/30/24	412	450,671
5.38%, 11/30/43	295	394,350
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	205	229,251
Jefferies Financial Group Inc.
5.50%, 10/18/23 (Call 01/18/23)(a)	689	752,519
6.63%, 10/23/43 (Call 07/23/43)	340	414,295
Jefferies Group LLC
5.13%, 01/20/23	557	608,239
6.25%, 01/15/36	380	466,783
6.45%, 06/08/27	235	283,849
6.50%, 01/20/43	424	526,103
6.88%, 04/15/21	200	211,148
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	354	385,329
4.85%, 01/15/27	384	425,459
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	260	279,753
3.75%, 02/13/25	386	418,846
4.38%, 03/11/29 (Call 12/11/28)	457	515,037
4.50%, 09/19/28 (Call 06/19/28)	429	495,386
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	250	257,196
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Legg Mason Inc.
3.95%, 07/15/24	$50	$54,854
4.75%, 03/15/26	427	496,928
5.63%, 01/15/44	254	348,656
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)(a)	280	283,757
2.00%, 03/03/25 (Call 02/03/25)	522	535,213
2.95%, 11/21/26 (Call 08/21/26)	499	539,493
2.95%, 06/01/29 (Call 03/01/29)	303	328,469
3.38%, 04/01/24	390	422,531
3.50%, 02/26/28 (Call 11/26/27)	25	27,923
3.65%, 06/01/49 (Call 12/01/48)	685	812,305
3.80%, 11/21/46 (Call 05/21/46)	650	782,466
3.95%, 02/26/48 (Call 08/26/47)	240	297,556
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	300	308,712
3.56%, 02/28/24 (Call 01/28/24)(b)	400	423,151
3.96%, 09/19/23 (Call 08/19/23)(a)(b)	830	885,613
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	605	665,591
4.25%, 06/01/24 (Call 03/01/24)	600	657,574
Nomura Holdings Inc.
2.65%, 01/16/25(a)	1,300	1,335,518
3.10%, 01/16/30	300	311,920
Nuveen Finance LLC, 4.13%, 11/01/24(b)	618	688,777
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)(b)	430	504,317
ORIX Corp.
2.90%, 07/18/22	716	736,742
3.25%, 12/04/24	325	347,988
3.70%, 07/18/27	160	176,086
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(b)	100	104,572
5.25%, 08/15/22 (Call 07/15/22)(b)	77	81,943
5.50%, 02/15/24 (Call 01/15/24)(b)	125	137,454
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	400	453,482
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)(b)	250	311,768
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	1,000	1,001,290
6.15%, 12/06/28(a)(b)	500	585,000
Raymond James Financial Inc.
3.63%, 09/15/26(a)	370	407,817
4.95%, 07/15/46	625	799,883
5.63%, 04/01/24	45	51,801
REC Ltd., 5.25%, 11/13/23(b)	1,140	1,233,350
Stifel Financial Corp., 4.25%, 07/18/24	370	406,660
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	325	332,425
3.70%, 08/04/26 (Call 05/04/26)(a)	505	531,381
3.75%, 08/15/21 (Call 06/15/21)	550	564,381
3.95%, 12/01/27 (Call 09/01/27)	521	559,408
4.25%, 08/15/24 (Call 05/15/24)	849	912,885
4.38%, 03/19/24 (Call 02/19/24)(a)	110	118,560
4.50%, 07/23/25 (Call 04/23/25)	855	939,901
5.15%, 03/19/29 (Call 12/19/28)(a)	463	540,179
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	237	247,401
2.95%, 04/01/22 (Call 02/01/22)	685	702,517
3.30%, 04/01/27 (Call 01/01/27)	981	1,063,418
3.63%, 04/01/25 (Call 01/01/25)	82	89,617
3.75%, 04/01/24 (Call 03/01/24)	500	541,203

28	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	$1,060	$1,081,101
2.75%, 09/15/27 (Call 06/15/27)	210	223,811
2.80%, 12/14/22 (Call 10/14/22)	1,253	1,300,556
3.15%, 12/14/25 (Call 09/14/25)	2,304	2,502,427
3.65%, 09/15/47 (Call 03/15/47)	784	931,786
4.15%, 12/14/35 (Call 06/14/35)	785	973,672
4.30%, 12/14/45 (Call 06/14/45)	1,834	2,391,518
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	78	80,359
3.60%, 03/15/22 (Call 02/15/22)	80	83,284
4.25%, 06/09/23 (Call 05/09/23)(a)	52	55,937
6.20%, 11/17/36(a)	450	552,503
		134,320,717
Electric — 7.9%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(b)	1,050	1,089,375
4.00%, 10/03/49(b)	400	442,000
4.38%, 04/23/25(a)(b)	1,260	1,382,850
4.88%, 04/23/30(b)	1,175	1,397,883
6.50%, 10/27/36(a)(b)	200	281,375
Adani Transmission Ltd., 4.25%, 05/21/36
(Call 11/21/35)(b)	500	510,000
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	480	491,877
3.80%, 10/01/47 (Call 04/01/47)	425	485,555
3.85%, 10/01/25 (Call 07/01/25)(b)	600	649,512
3.95%, 06/01/28 (Call 03/01/28)	75	85,663
Series E, 6.65%, 02/15/33(a)	635	888,971
Series G, 4.15%, 05/01/49 (Call 11/01/48)(a)	100	119,864
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)(a)	380	416,239
3.75%, 12/01/47 (Call 06/01/47)	305	357,023
3.80%, 06/15/49 (Call 12/15/48)	50	58,964
4.00%, 12/01/46 (Call 06/01/46)	495	606,494
4.25%, 09/15/48 (Call 03/15/48)(a)	75	94,096
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	345	375,365
3.75%, 03/01/45 (Call 09/01/44)(a)	485	543,089
3.85%, 12/01/42	350	405,416
4.15%, 08/15/44 (Call 02/15/44)	305	359,526
4.30%, 01/02/46 (Call 07/02/45)	110	130,622
6.00%, 03/01/39(a)	185	266,127
Series 11-C, 5.20%, 06/01/41.	255	333,603
Series 13-A, 3.55%, 12/01/23	50	53,674
Series A, 4.30%, 07/15/48 (Call 01/15/48)	190	235,532
Series B, 3.70%, 12/01/47 (Call 06/01/47)	135	150,755
Alliant Energy Finance LLC, 4.25%, 06/15/28 (Call 03/15/28)(b)	100	112,866
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	160	164,915
3.65%, 02/15/26 (Call 11/15/25)	395	428,782
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	440	452,835
3.25%, 03/01/25 (Call 12/01/24)	235	253,364
3.25%, 03/15/50 (Call 09/15/49)	35	39,027
3.70%, 12/01/47 (Call 06/01/47)	160	189,471
3.80%, 05/15/28 (Call 02/15/28)	75	86,238
4.15%, 03/15/46 (Call 09/15/45)	350	437,497
4.30%, 07/01/44 (Call 01/01/44)	453	563,366
	Par
Security	(000)	Value

Electric (continued)
4.50%, 03/15/49 (Call 09/15/48)	$467	$619,874
4.80%, 12/15/43 (Call 06/15/43)(a)	350	468,097
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	52	55,985
Series F, 2.95%, 12/15/22 (Call 09/15/22)	90	93,619
Series I, 3.65%, 12/01/21	225	233,824
Series J, 4.30%, 12/01/28 (Call 09/01/28)	225	261,732
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	30	32,356
4.40%, 05/15/44 (Call 11/15/43)	665	817,459
4.45%, 06/01/45 (Call 12/01/44)	200	247,051
7.00%, 04/01/38	635	972,170
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	155	196,057
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	125	130,244
2.95%, 09/15/27 (Call 06/15/27)	125	134,159
3.75%, 05/15/46 (Call 11/15/45)	265	309,806
4.20%, 08/15/48 (Call 02/15/48)	275	339,774
4.25%, 03/01/49 (Call 09/01/48)	250	317,141
4.35%, 11/15/45 (Call 05/15/45)	300	381,590
4.50%, 04/01/42 (Call 10/01/41)	543	687,732
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	100	115,530
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	545	578,001
3.80%, 06/01/29 (Call 03/01/29)	334	371,200
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	135	173,449
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(a)	315	324,963
2.80%, 08/15/22 (Call 05/15/22)	308	317,468
3.20%, 09/15/49 (Call 03/15/49)(a)	365	385,322
3.35%, 07/01/23 (Call 04/01/23)	100	105,572
3.50%, 11/15/21 (Call 08/15/21)	27	27,829
3.50%, 08/15/46 (Call 02/15/46)	90	98,685
3.75%, 08/15/47 (Call 02/15/47)	85	97,657
4.25%, 09/15/48 (Call 03/15/48)(a)	420	519,446
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)(a)	600	623,017
3.25%, 04/15/28 (Call 01/15/28)(a)	211	230,777
3.50%, 02/01/25 (Call 11/01/24)	560	605,250
3.75%, 11/15/23 (Call 08/15/23)	479	516,590
3.80%, 07/15/48 (Call 01/15/48)(a)	340	390,024
4.45%, 01/15/49 (Call 07/15/48)	600	766,705
4.50%, 02/01/45 (Call 08/01/44)	507	627,357
5.15%, 11/15/43 (Call 05/15/43)	636	868,699
5.95%, 05/15/37	590	854,312
6.13%, 04/01/36	1,037	1,478,325
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	210	221,072
3.15%, 01/15/27 (Call 07/15/26)	30	31,911
3.88%, 10/15/49 (Call 04/15/49)	250	280,358
3.95%, 01/15/26 (Call 07/15/25)	235	259,424
4.20%, 09/15/46 (Call 03/15/46)	200	235,855
4.25%, 11/30/23 (Call 08/30/23)(a)	140	152,100
4.35%, 05/01/33 (Call 02/01/33)	589	709,673
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	200	227,460
3.95%, 03/01/48 (Call 09/01/47)	100	119,284
4.50%, 04/01/44 (Call 10/01/43)	350	453,284
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	108,271
Series AC, 4.25%, 02/01/49 (Call 08/01/48)(a)	110	141,596

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series K2, 6.95%, 03/15/33	$80	$121,795
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	50	51,954
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	1,105	1,132,419
2.95%, 03/01/30 (Call 12/01/29)	650	676,671
3.70%, 09/01/49 (Call 03/01/49)	260	285,197
3.85%, 02/01/24 (Call 01/01/24)	685	741,322
4.25%, 11/01/28 (Call 08/01/28)(a)	571	659,675
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/11/29)(b)	390	400,599
3.74%, 05/01/26 (Call 02/01/26)	635	685,868
4.97%, 05/01/46 (Call 11/01/45)	305	372,363
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	100	119,796
5.95%, 12/15/36(a)	675	920,151
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	720	764,295
3.60%, 11/15/25 (Call 08/15/25)	55	60,104
3.88%, 03/01/24 (Call 12/01/23)	100	108,543
4.70%, 03/31/43 (Call 09/30/42)	652	806,623
4.88%, 03/01/44 (Call 09/01/43)	547	706,297
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	200	212,125
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(b)	388	446,346
Comision Federal de Electricidad
4.75%, 02/23/27(b)	2,000	2,161,875
4.88%, 01/15/24(b)	1,330	1,443,881
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	265	276,823
3.40%, 09/01/21 (Call 06/01/21)	510	522,837
3.65%, 06/15/46 (Call 12/15/45)	640	731,194
3.70%, 08/15/28 (Call 05/15/28)	465	527,415
3.70%, 03/01/45 (Call 09/01/44)	350	399,674
3.80%, 10/01/42 (Call 04/01/42)	217	251,450
4.00%, 03/01/48 (Call 09/01/47)	400	484,038
4.00%, 03/01/49 (Call 09/01/48)	95	113,435
4.60%, 08/15/43 (Call 02/15/43)	50	63,146
4.70%, 01/15/44 (Call 07/15/43)	255	327,367
6.45%, 01/15/38(a)	455	684,501
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(a)	375	403,253
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	230	266,772
Series 127, 3.20%, 11/15/49 (Call 05/15/49)(a)	380	403,156
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	918	948,231
4.00%, 04/01/48 (Call 10/01/47)	575	725,863
4.30%, 04/15/44 (Call 10/15/43)	363	463,170
Series A, 3.20%, 03/15/27 (Call 12/15/26)	500	544,716
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	155	175,523
3.85%, 06/15/46 (Call 12/15/45)	670	763,661
3.95%, 03/01/43 (Call 09/01/42)	730	847,025
4.45%, 03/15/44 (Call 09/15/43)	735	926,808
4.50%, 12/01/45 (Call 06/01/45)	600	759,248
4.50%, 05/15/58 (Call 11/15/57)	525	666,395
4.63%, 12/01/54 (Call 06/01/54)	450	601,977
5.70%, 06/15/40	85	123,542
Series 07-A, 6.30%, 08/15/37(a)	458	667,165
Series 08-B, 6.75%, 04/01/38	430	656,003
Series 09-C, 5.50%, 12/01/39	80	109,414
Series 12-A, 4.20%, 03/15/42	400	481,520
	Par
Security	(000)	Value

Electric (continued)
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	$290	$338,675
Series A, 4.13%, 05/15/49 (Call 11/15/48)	425	511,300
Series B, 3.13%, 11/15/27 (Call 08/15/27)	300	327,196
Series C, 4.00%, 11/15/57 (Call 05/15/57)	80	93,404
Series C, 4.30%, 12/01/56 (Call 06/01/56)	10	12,260
Series E, 4.65%, 12/01/48 (Call 06/01/48)	80	103,994
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	300	302,402
Consorcio Transmantaro SA, 4.70%, 04/16/34 (Call 01/16/34)(b)	550	628,031
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)(a)	65	70,094
3.13%, 08/31/24 (Call 05/31/24)(a)	400	429,933
3.25%, 08/15/46 (Call 02/15/46)	100	112,403
3.38%, 08/15/23 (Call 05/15/23)	383	408,800
3.75%, 02/15/50 (Call 08/15/49)	100	118,837
3.80%, 11/15/28 (Call 08/15/28)	531	619,754
3.95%, 07/15/47 (Call 01/15/47)	175	216,027
4.05%, 05/15/48 (Call 11/15/47)	530	651,537
4.35%, 04/15/49 (Call 10/15/48)	86	113,948
4.35%, 08/31/64 (Call 02/28/64)	120	147,940
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(b)	705	806,196
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	195	208,290
Dominion Energy Inc.
2.72%, 08/15/21(c)	525	533,920
3.07%, 08/15/24(c)	948	995,227
3.90%, 10/01/25 (Call 07/01/25)	822	907,797
4.25%, 06/01/28 (Call 03/01/28)(a)	592	675,559
4.70%, 12/01/44 (Call 06/01/44)	340	422,017
5.75%, 10/01/54 (Call 10/01/24)(d)	184	198,161
7.00%, 06/15/38	265	386,674
Series A, 4.60%, 03/15/49 (Call 09/15/48)	301	375,907
Series B, 2.75%, 01/15/22 (Call 12/15/21)	225	229,863
Series B, 2.75%, 09/15/22 (Call 06/15/22)	200	204,462
Series B, 5.95%, 06/15/35	474	639,799
Series C, 2.00%, 08/15/21 (Call 07/15/21)	75	75,745
Series C, 4.05%, 09/15/42 (Call 03/15/42)	330	370,516
Series C, 4.90%, 08/01/41 (Call 02/01/41)	680	841,694
Series E, 6.30%, 03/15/33	30	40,794
Series F, 5.25%, 08/01/33	450	565,568
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	576	735,821
5.10%, 06/01/65 (Call 12/01/64)	370	532,608
5.45%, 02/01/41 (Call 08/01/40)	75	102,673
6.05%, 01/15/38	225	325,471
6.63%, 02/01/32	170	244,945
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	250	255,299
2.95%, 03/01/50 (Call 09/01/49)	200	205,795
3.70%, 03/15/45 (Call 09/15/44)	405	464,339
3.70%, 06/01/46 (Call 12/01/45)	225	257,137
3.95%, 06/15/42 (Call 12/15/41)	100	114,395
3.95%, 03/01/49 (Call 09/01/48)(a)	450	547,687
4.30%, 07/01/44 (Call 01/01/44)	380	467,225
5.70%, 10/01/37	371	503,114
Series A, 4.05%, 05/15/48 (Call 11/15/47)	385	469,568
Series A, 6.63%, 06/01/36	75	110,523
DTE Energy Co.
2.25%, 11/01/22	25	25,389

30	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
2.85%, 10/01/26 (Call 07/01/26)	$650	$678,198
2.95%, 03/01/30 (Call 12/01/29)(a)	650	678,124
3.80%, 03/15/27 (Call 12/15/26)	533	581,387
6.38%, 04/15/33	113	156,270
Series B, 2.60%, 06/15/22	236	240,735
Series B, 3.30%, 06/15/22 (Call 04/15/22)	495	511,584
Series C, 2.53%, 10/01/24	50	51,375
Series C, 3.40%, 06/15/29 (Call 03/15/29)	400	430,880
Series C, 3.50%, 06/01/24 (Call 03/01/24)	628	669,310
Series D, 3.70%, 08/01/23 (Call 07/01/23)	405	429,613
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	50	51,974
2.45%, 02/01/30 (Call 11/01/29)	100	104,245
2.50%, 03/15/23 (Call 01/15/23)(a)	230	236,326
2.95%, 12/01/26 (Call 09/01/26)(a)	547	586,289
3.05%, 03/15/23 (Call 02/15/23)	478	500,812
3.20%, 08/15/49 (Call 02/15/49)	300	322,276
3.35%, 05/15/22	224	232,905
3.70%, 12/01/47 (Call 06/01/47)	432	494,498
3.75%, 06/01/45 (Call 12/01/44)(a)	405	468,704
3.88%, 03/15/46 (Call 09/15/45)	519	611,173
3.90%, 06/15/21 (Call 03/15/21)	255	261,338
3.95%, 11/15/28 (Call 08/15/28)	965	1,114,467
3.95%, 03/15/48 (Call 09/15/47)	150	181,005
4.25%, 12/15/41 (Call 06/15/41)	760	928,898
5.30%, 02/15/40	426	583,615
6.05%, 04/15/38	207	305,372
6.10%, 06/01/37	516	750,688
6.45%, 10/15/32	370	534,307
Series A, 6.00%, 12/01/28	15	19,513
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	455	457,530
2.65%, 09/01/26 (Call 06/01/26)	1,098	1,143,974
3.05%, 08/15/22 (Call 05/15/22)	711	732,237
3.15%, 08/15/27 (Call 05/15/27)(a)	529	567,460
3.40%, 06/15/29 (Call 03/15/29)	185	203,278
3.55%, 09/15/21 (Call 06/15/21)	962	988,386
3.75%, 04/15/24 (Call 01/15/24)	1,046	1,124,089
3.75%, 09/01/46 (Call 03/01/46)	864	957,840
3.95%, 10/15/23 (Call 07/15/23)	454	487,341
3.95%, 08/15/47 (Call 02/15/47)(a)	480	542,705
4.20%, 06/15/49 (Call 12/15/48)	175	207,119
4.80%, 12/15/45 (Call 06/15/45)	110	138,400
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	925	964,170
3.10%, 08/15/21 (Call 05/15/21)	125	127,369
3.20%, 01/15/27 (Call 10/15/26)	650	706,902
3.40%, 10/01/46 (Call 04/01/46)	415	447,953
3.80%, 07/15/28 (Call 04/15/28)	355	403,182
3.85%, 11/15/42 (Call 05/15/42)(a)	265	307,765
4.20%, 07/15/48 (Call 01/15/48)	150	186,831
5.65%, 04/01/40	100	143,490
6.35%, 09/15/37(a)	660	992,458
6.40%, 06/15/38	170	256,404
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	75	86,428
6.12%, 10/15/35	79	112,233
6.35%, 08/15/38	400	609,584
6.45%, 04/01/39	25	38,963
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	225	297,247
	Par
Security	(000)	Value

Electric (continued)
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	$250	$267,397
Duke Energy Ohio Inc.
3.65%, 02/01/29 (Call 11/01/28)	225	254,329
3.70%, 06/15/46 (Call 12/15/45)	415	477,734
4.30%, 02/01/49 (Call 08/01/48)	125	155,920
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	105	106,955
3.25%, 08/15/25 (Call 05/15/25)	85	92,035
3.45%, 03/15/29 (Call 12/15/28)	544	607,796
3.60%, 09/15/47 (Call 03/15/47)	30	33,779
3.70%, 09/01/28 (Call 06/01/28)	60	68,068
3.70%, 10/15/46 (Call 04/15/46)	320	367,967
4.10%, 05/15/42 (Call 11/15/41)	30	36,613
4.10%, 03/15/43 (Call 09/15/42)	675	809,349
4.15%, 12/01/44 (Call 06/01/44)	270	327,192
4.20%, 08/15/45 (Call 02/15/45)	925	1,144,786
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	400	587,900
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	325	329,653
2.95%, 03/15/23 (Call 01/15/23)	500	512,140
3.13%, 11/15/22 (Call 10/15/22)	450	463,219
3.55%, 11/15/24 (Call 10/15/24)	175	185,101
4.13%, 03/15/28 (Call 12/15/27)	225	245,549
5.75%, 06/15/27 (Call 04/15/27)(a)	346	409,414
EDP Finance BV, 3.63%, 07/15/24(a)(b)	700	746,508
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	120	150,243
6.00%, 05/15/35	250	333,274
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	295	323,150
4.50%, 09/21/28 (Call 06/21/28)(b)	2,220	2,581,977
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	470	596,829
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	235	305,118
4.88%, 01/22/44(b)	316	408,357
4.95%, 10/13/45 (Call 04/13/45)(b)	815	1,043,494
5.00%, 09/21/48 (Call 03/21/48)(b)	485	630,489
5.25%, (Call 01/29/23)(b)(d)(e)	275	282,700
5.25%, 10/13/55 (Call 04/13/55)(a)(b)	410	572,006
5.60%, 01/27/40(b)	430	605,681
5.63%, (Call 01/22/24)(a)(b)(d)(e)	159	167,348
6.00%, 01/22/2114(a)(b)	590	767,413
6.95%, 01/26/39(b)	825	1,308,947
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	265	269,164
3.55%, 06/15/26 (Call 03/15/26)	710	771,085
4.75%, 06/15/46 (Call 12/15/45)	929	1,141,972
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	450	534,294
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29 (Call 04/18/29)(b)	760	792,063
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	285	306,090
Enel Chile SA, 4.88%, 06/12/28	329	372,387
Enel Finance International NV
2.65%, 09/10/24(b)	700	721,166
2.75%, 04/06/23(b)	420	431,008
2.88%, 05/25/22(a)(b)	875	895,825
3.50%, 04/06/28(b)	600	639,074
3.63%, 05/25/27(b)	400	430,618
4.25%, 09/14/23(b)	1,191	1,291,216
4.63%, 09/14/25(b)	1,300	1,460,408
4.75%, 05/25/47(b)	1,100	1,326,031

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.88%, 06/14/29(b)	$1,485	$1,715,540
6.00%, 10/07/39(b)	500	663,981
6.80%, 09/15/37(a)(b)	650	927,867
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	100	105,375
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(b)(d)	200	232,500
Engie SA, 2.88%, 10/10/22(b)	50	51,392
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	376	414,469
4.20%, 04/01/49 (Call 10/01/48)(a)	370	453,922
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	106	111,683
4.00%, 07/15/22 (Call 05/15/22)(a)	1,052	1,103,990
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	25	29,364
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	344	359,732
3.05%, 06/01/31 (Call 03/01/31)	75	82,353
3.25%, 04/01/28 (Call 01/01/28)	75	82,463
4.00%, 03/15/33 (Call 12/15/32)	173	209,200
4.20%, 09/01/48 (Call 03/01/48)	81	102,640
4.20%, 04/01/50 (Call 10/01/49)(a)	250	311,559
4.95%, 01/15/45 (Call 01/15/25)(a)	255	280,917
5.40%, 11/01/24	100	116,738
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	260	276,076
3.85%, 06/01/49 (Call 12/01/48)	575	683,208
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	250	279,293
4.00%, 03/30/29 (Call 12/30/28)	785	911,127
5.15%, 06/01/45 (Call 06/01/25)	80	88,317
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)(a)	330	339,641
2.90%, 09/15/29 (Call 06/15/29)	1,005	1,037,297
4.85%, 06/01/21 (Call 03/01/21)	550	568,093
5.29%, 06/15/22 (Call 03/15/22)(a)(c)	280	301,237
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	160	173,523
4.10%, 04/01/43 (Call 10/01/42)	275	338,502
4.13%, 03/01/42 (Call 09/01/41)	225	277,563
4.25%, 12/01/45 (Call 06/01/45)	385	489,032
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	250	261,977
3.65%, 08/15/25 (Call 05/15/25)	100	110,080
4.20%, 06/15/47 (Call 12/15/46)	516	652,096
4.20%, 03/15/48 (Call 09/15/47)	290	372,765
5.30%, 10/01/41 (Call 04/01/41)	389	534,926
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	102	127,432
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	125	125,962
2.80%, 05/01/23 (Call 02/01/23)	515	535,191
3.45%, 01/15/50 (Call 07/15/49)	100	108,062
Series H, 3.15%, 01/15/25 (Call 10/15/24)	596	630,466
Series K, 2.75%, 03/15/22 (Call 02/15/22)	110	112,748
Series L, 2.90%, 10/01/24 (Call 08/01/24)	775	812,441
Series M, 3.30%, 01/15/28 (Call 10/15/27)(a)	140	151,448
Series N, 3.80%, 12/01/23 (Call 11/01/23)	90	96,790
Series O, 4.25%, 04/01/29 (Call 01/01/29)	75	87,139
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	619	668,705
3.50%, 06/01/22 (Call 05/01/22)	655	679,598
	Par
Security	(000)	Value

Electric (continued)
3.95%, 06/15/25 (Call 03/15/25)	$1,354	$1,493,786
4.45%, 04/15/46 (Call 10/15/45)	415	502,255
4.95%, 06/15/35 (Call 12/15/34)	90	110,255
5.10%, 06/15/45 (Call 12/15/44)	640	827,552
5.63%, 06/15/35	195	256,567
7.60%, 04/01/32	270	396,446
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	270	278,382
4.25%, 06/15/22 (Call 03/15/22)	434	457,044
5.60%, 06/15/42 (Call 12/15/41)	579	690,254
5.75%, 10/01/41 (Call 04/01/41)	275	325,651
6.25%, 10/01/39	682	852,033
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	779	800,952
Series B, 3.90%, 07/15/27 (Call 04/15/27)	629	696,979
Series B, 4.25%, 03/15/23 (Call 12/15/22)	1,401	1,498,903
Series C, 4.85%, 07/15/47 (Call 01/15/47)	565	695,518
Series C, 7.38%, 11/15/31	1,336	1,952,041
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)(b)	16	17,899
4.55%, 04/01/49 (Call 10/01/48)(a)(b)	275	345,113
5.45%, 07/15/44 (Call 01/15/44)(b)	175	239,555
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	775	842,371
3.15%, 10/01/49 (Call 04/01/49)	218	242,123
3.70%, 12/01/47 (Call 06/01/47)	350	406,456
3.80%, 12/15/42 (Call 06/15/42)(a)	525	626,643
3.95%, 03/01/48 (Call 09/01/47)	270	333,728
3.99%, 03/01/49 (Call 09/01/48)(a)	875	1,089,990
4.05%, 06/01/42 (Call 12/01/41)	40	49,492
4.05%, 10/01/44 (Call 04/01/44)	400	487,851
4.13%, 02/01/42 (Call 08/01/41)	45	55,337
4.13%, 06/01/48 (Call 12/01/47)	509	649,060
4.95%, 06/01/35	100	136,868
5.13%, 06/01/41 (Call 12/01/40)	175	234,127
5.25%, 02/01/41 (Call 08/01/40)	200	283,354
5.65%, 02/01/37	325	462,445
5.69%, 03/01/40	110	162,639
5.95%, 10/01/33	250	356,805
5.95%, 02/01/38	350	523,186
5.96%, 04/01/39	165	248,321
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	667	707,905
Georgia Power Co.
4.30%, 03/15/42	818	976,667
4.30%, 03/15/43	100	119,284
5.40%, 06/01/40	305	406,248
Series 10-C, 4.75%, 09/01/40	215	264,892
Series A, 2.20%, 09/15/24 (Call 08/15/24)	290	296,834
Series B, 2.65%, 09/15/29 (Call 06/15/29)	1,000	1,031,933
Iberdrola International BV, 6.75%, 07/15/36	200	299,328
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	355	402,899
4.25%, 08/15/48 (Call 02/15/48)(a)	466	579,912
Series K, 4.55%, 03/15/46 (Call 09/15/45)	175	224,821
Series L, 3.75%, 07/01/47 (Call 01/01/47)	66	75,740
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(b)	60	73,612
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	265	282,496
3.40%, 08/15/25 (Call 05/15/25)	175	187,609

32	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.50%, 09/30/49 (Call 03/30/49)	$195	$216,518
3.60%, 04/01/29 (Call 01/01/29)(a)	165	186,303
3.70%, 09/15/46 (Call 03/15/46)	350	394,562
4.10%, 09/26/28 (Call 06/26/28)	505	588,335
4.70%, 10/15/43 (Call 04/15/43)(a)	55	69,199
6.25%, 07/15/39	290	413,264
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	200	222,000
Series 6, 5.00%, 11/12/24(b)	1,400	1,559,688
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(a)	652	672,675
3.25%, 06/30/26 (Call 03/30/26)	225	237,629
3.35%, 11/15/27 (Call 08/15/27)	524	566,823
5.30%, 07/01/43 (Call 01/01/43)	330	446,501
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(a)(b)	35	39,383
4.70%, 04/01/24 (Call 01/01/24)(a)(b)	60	66,969
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	453	559,345
5.13%, 11/01/40 (Call 05/01/40)	510	681,104
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	141	176,440
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	325	337,289
LG&E & KU Energy LLC, 4.38%, 10/01/21 (Call 07/01/21)	375	387,866
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	384	451,869
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	100	123,090
4.38%, 10/01/45 (Call 04/01/45)	385	473,554
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	613	663,831
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)(b)	100	117,991
5.90%, 11/15/39(a)(b)	100	143,748
Metropolitan Edison Co.
4.00%, 04/15/25(b)	150	163,199
4.30%, 01/15/29 (Call 10/15/28)(b)	750	877,899
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	750	809,897
3.50%, 10/15/24 (Call 07/15/24)	355	383,772
3.65%, 04/15/29 (Call 01/15/29)	390	442,583
3.65%, 08/01/48 (Call 02/01/48)(a)	725	868,750
3.70%, 09/15/23 (Call 06/15/23)	186	198,377
3.95%, 08/01/47 (Call 02/01/47)	460	573,177
4.25%, 05/01/46 (Call 11/01/45)(a)	450	568,155
4.25%, 07/15/49 (Call 01/15/49)(a)	275	353,452
4.40%, 10/15/44 (Call 04/15/44)	200	257,833
4.80%, 09/15/43 (Call 03/15/43)	300	403,790
6.75%, 12/30/31(a)	90	134,025
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(a)(b)	495	564,680
Minejesa Capital BV, 4.63%, 08/10/30(b)	1,000	1,043,175
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42.	235	272,507
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(b)	765	1,049,336
Narragansett Electric Co. (The), 4.17%, 12/10/42(a)(b)	100	118,221
National Grid USA, 5.80%, 04/01/35	335	431,736
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	443	453,992
2.90%, 03/15/21(a)	361	367,493
3.05%, 02/15/22 (Call 11/15/21)	605	622,194
3.05%, 04/25/27 (Call 01/25/27)	555	605,704
	Par
Security	(000)	Value

Electric (continued)
3.25%, 11/01/25 (Call 08/01/25)(a)	$300	$326,480
3.40%, 02/07/28 (Call 11/07/27)	488	547,963
3.70%, 03/15/29 (Call 12/15/28)	85	97,432
3.90%, 11/01/28 (Call 08/01/28)	274	318,939
4.02%, 11/01/32 (Call 05/01/32)	260	320,305
4.30%, 03/15/49 (Call 09/15/48)	520	666,170
4.40%, 11/01/48 (Call 05/01/48)	50	64,150
4.75%, 04/30/43 (Call 04/30/23)(d)	855	894,843
5.25%, 04/20/46 (Call 04/20/26)(d)	175	195,256
Series C, 8.00%, 03/01/32.	275	441,628
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	446	585,510
5.45%, 05/15/41 (Call 11/15/40)	125	171,869
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	1,050	1,190,579
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	200	204,910
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	200	210,264
Series R, 6.75%, 07/01/37	35	51,938
New England Power Co., 3.80%, 12/05/47
(Call 06/05/47)(b)	680	785,593
New York State Electric & Gas Corp., 3.30%, 09/15/49
(Call 03/15/49)(a)(b)	250	258,820
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)(a)	370	386,579
2.80%, 01/15/23 (Call 12/15/22)	296	306,775
2.90%, 04/01/22	755	777,163
3.15%, 04/01/24 (Call 03/01/24)	386	409,114
3.25%, 04/01/26 (Call 02/01/26)	517	552,569
3.50%, 04/01/29 (Call 01/01/29)(a)	320	351,156
3.55%, 05/01/27 (Call 02/01/27)	1,125	1,223,291
3.63%, 06/15/23 (Call 03/15/23)	300	316,009
4.50%, 06/01/21 (Call 03/01/21)	175	180,430
4.80%, 12/01/77 (Call 12/01/27)(d)	425	454,750
Niagara Mohawk Power Corp.
3.51%, 10/01/24 (Call 07/01/24)(b)	65	70,061
4.28%, 12/15/28 (Call 09/15/28)(a)(b)	795	923,791
4.28%, 10/01/34 (Call 04/01/34)(b)	75	90,356
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)(a)	497	504,611
2.90%, 03/01/50 (Call 09/01/49)(a)	749	769,387
3.40%, 08/15/42 (Call 02/15/42)	195	222,429
3.60%, 05/15/46 (Call 11/15/45)	50	59,584
3.60%, 09/15/47 (Call 03/15/47)	160	182,040
4.13%, 05/15/44 (Call 11/15/43)	400	499,557
4.85%, 08/15/40 (Call 02/15/40)	500	651,916
5.35%, 11/01/39	300	424,405
6.20%, 07/01/37	10	15,066
6.25%, 06/01/36	45	67,221
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	565	660,637
NRG Energy Inc.
3.75%, 06/15/24 (Call 05/15/24)(b)	250	262,072
4.45%, 06/15/29 (Call 03/15/29)(b)	510	550,601
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	260	266,996
3.20%, 05/15/27 (Call 02/15/27)	761	827,021
3.25%, 11/15/25 (Call 08/15/25)(a)	100	107,283
3.25%, 05/15/29 (Call 02/15/29)(a)	465	509,892
5.50%, 03/15/40	300	419,933
Oglethorpe Power Corp.
4.20%, 12/01/42	200	208,718
4.25%, 04/01/46 (Call 10/01/45)	65	68,237

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.55%, 06/01/44	$285	$326,138
5.05%, 10/01/48 (Call 04/01/48)	484	626,433
5.25%, 09/01/50	236	298,955
5.38%, 11/01/40	430	562,309
5.95%, 11/01/39(a)	200	255,024
Ohio Edison Co., 6.88%, 07/15/36	250	387,687
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	180	220,247
4.15%, 04/01/48 (Call 10/01/47)	95	118,047
Series D, 6.60%, 03/01/33.	85	125,267
Series F, 5.85%, 10/01/35	250	353,927
Series M, 5.38%, 10/01/21	185	197,051
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (Call 09/15/29)	365	403,066
3.80%, 08/15/28 (Call 02/15/28)	600	680,893
4.00%, 12/15/44 (Call 06/15/44)	225	250,566
4.15%, 04/01/47 (Call 10/01/46)	250	298,521
4.55%, 03/15/44 (Call 09/15/43)	25	29,768
5.85%, 06/01/40	45	61,448
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	250	263,326
2.95%, 04/01/25 (Call 01/01/25)	400	428,730
3.10%, 09/15/49 (Call 03/15/49)	675	736,041
3.75%, 04/01/45 (Call 10/01/44)	250	300,066
3.80%, 09/30/47 (Call 03/30/47)	225	272,992
3.80%, 06/01/49 (Call 12/01/48)	150	183,163
4.10%, 06/01/22 (Call 03/01/22)	125	131,710
4.10%, 11/15/48 (Call 05/15/48)	293	372,476
4.55%, 12/01/41 (Call 06/01/41)	265	347,500
5.25%, 09/30/40	100	141,536
5.30%, 06/01/42 (Call 12/01/41)(a)	535	762,055
7.00%, 09/01/22	797	903,939
7.50%, 09/01/38	66	111,596
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	552	566,697
2.95%, 06/01/23 (Call 03/01/23)	315	330,423
3.60%, 04/01/24 (Call 01/01/24)	186	201,730
3.85%, 06/15/21 (Call 03/15/21)	339	346,833
4.10%, 02/01/42 (Call 08/01/41)	345	419,920
4.13%, 01/15/49 (Call 07/15/48)	225	282,717
4.15%, 02/15/50 (Call 08/15/49)(a)	352	437,820
5.75%, 04/01/37	502	711,560
6.00%, 01/15/39	303	445,082
6.10%, 08/01/36	125	182,048
6.25%, 10/15/37	465	698,133
6.35%, 07/15/38	64	97,091
7.70%, 11/15/31	25	39,194
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	300	301,243
3.00%, 09/15/49 (Call 03/15/49)	595	621,919
3.15%, 10/15/25 (Call 07/15/25)	285	306,929
3.70%, 09/15/47 (Call 03/15/47)	355	414,488
3.90%, 03/01/48 (Call 09/01/47)	55	65,596
4.80%, 10/15/43 (Call 04/15/43)	500	643,462
5.95%, 10/01/36	100	140,782
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)(b)	100	107,468
3.60%, 06/01/29 (Call 03/01/29)(a)(b)	125	139,441
6.15%, 10/01/38	125	175,533
	Par
Security	(000)	Value

Electric (continued)
Perusahaan Listrik Negara PT
4.13%, 05/15/27(b)	$1,000	$1,072,188
4.38%, 02/05/50(b)	600	622,125
4.88%, 07/17/49(b)	950	1,053,959
5.45%, 05/21/28(b)	1,075	1,255,734
5.50%, 11/22/21(b)	250	263,984
6.15%, 05/21/48(b)	600	778,500
6.25%, 01/25/49(a)(b)	600	795,432
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	190	203,775
4.15%, 03/15/43 (Call 09/15/42)	348	418,664
6.50%, 11/15/37	85	126,650
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	843	893,940
3.40%, 06/01/23 (Call 03/01/23)(a)	520	546,118
3.50%, 12/01/22 (Call 09/01/22)	1,123	1,173,494
4.00%, 09/15/47 (Call 03/15/47)	485	544,994
4.20%, 06/15/22 (Call 03/15/22)	580	609,984
4.70%, 06/01/43 (Call 12/01/42)	375	451,468
5.00%, 03/15/44 (Call 09/15/43)	160	197,981
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	245	250,283
3.00%, 10/01/49 (Call 04/01/49)(a)	70	72,566
3.95%, 06/01/47 (Call 12/01/46)	360	429,867
4.13%, 06/15/44 (Call 12/15/43)	100	118,992
4.15%, 10/01/45 (Call 04/01/45)	165	201,069
4.15%, 06/15/48 (Call 12/15/47)(a)	399	491,744
4.75%, 07/15/43 (Call 01/15/43)	75	96,864
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	761	781,801
6.00%, 12/01/39	585	835,711
7.00%, 10/30/31	300	436,674
7.75%, 03/01/31	314	465,017
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)(a)	240	244,508
3.85%, 06/01/23 (Call 05/01/23)	1,326	1,410,962
8.63%, 04/15/31	495	706,771
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	743	757,170
2.90%, 05/15/25 (Call 11/15/24)	409	429,989
3.55%, 06/15/46 (Call 12/15/45)	550	604,676
3.60%, 09/15/42 (Call 03/15/42)	90	105,460
3.70%, 06/15/28 (Call 12/15/27)	100	114,904
3.80%, 06/15/47 (Call 12/15/46)	300	350,438
3.95%, 03/15/43 (Call 09/15/42)	135	159,000
4.10%, 06/15/48 (Call 12/15/47)	575	724,905
4.30%, 03/15/44 (Call 09/15/43)	25	31,494
4.75%, 08/15/41 (Call 02/15/41)	75	96,649
Series 17, 6.25%, 09/01/37	465	717,018
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	450	484,296
3.60%, 07/01/49 (Call 01/01/49)	650	758,410
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)(a)	200	216,862
Public Service Co. of Oklahoma, 4.40%, 02/01/21	30	30,734
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	100	100,445
2.25%, 09/15/26 (Call 06/15/26)	535	553,534
2.38%, 05/15/23 (Call 02/15/23)	115	118,319
2.45%, 01/15/30 (Call 10/15/29)	200	208,913

34	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.00%, 05/15/25 (Call 02/15/25)	$100	$106,343
3.00%, 05/15/27 (Call 02/15/27)(a)	75	81,083
3.05%, 11/15/24 (Call 08/15/24)(a)	70	74,351
3.15%, 01/01/50 (Call 07/01/49)	200	218,921
3.20%, 05/15/29 (Call 02/15/29)	35	38,798
3.20%, 08/01/49 (Call 02/01/49)	455	508,810
3.25%, 09/01/23 (Call 08/01/23)	775	820,777
3.60%, 12/01/47 (Call 06/01/47)	205	241,782
3.65%, 09/01/28 (Call 06/01/28)	557	633,753
3.85%, 05/01/49 (Call 11/01/48)	35	42,956
3.95%, 05/01/42 (Call 11/01/41)	125	150,623
4.05%, 05/01/48 (Call 11/01/47)	500	629,703
4.15%, 11/01/45 (Call 05/01/45)(a)	300	377,426
5.38%, 11/01/39	260	360,623
5.50%, 03/01/40	360	515,323
5.80%, 05/01/37	225	318,888
Series I, 4.00%, 06/01/44 (Call 12/01/43)	320	383,083
Series K, 4.05%, 05/01/45 (Call 11/01/44)	75	90,700
Public Service Enterprise Group Inc.
2.65%, 11/15/22 (Call 10/15/22)	477	490,094
2.88%, 06/15/24 (Call 05/15/24)	245	256,759
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	505	542,427
5.63%, 07/15/22 (Call 04/15/22)	563	608,071
6.00%, 09/01/21	200	213,509
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	775	819,437
4.22%, 06/15/48 (Call 12/15/47)	450	553,764
4.43%, 11/15/41 (Call 05/15/41)	274	323,406
5.76%, 10/01/39	130	182,668
5.80%, 03/15/40(a)	300	419,822
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	300	309,182
3.00%, 08/15/21(a)	650	665,472
3.95%, 11/15/41	502	558,034
4.15%, 05/15/48 (Call 11/15/47)	529	641,016
4.30%, 04/01/42 (Call 10/01/41)	126	146,622
4.50%, 08/15/40	60	76,183
6.00%, 06/01/39(a)	200	298,352
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	100	106,106
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	237	275,204
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	25	30,803
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(b)	317	335,228
5.50%, 04/08/44(a)(b)	1,325	1,623,125
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	570	587,516
2.90%, 02/01/23 (Call 01/01/23)	369	383,056
3.25%, 06/15/27 (Call 03/15/27)	287	306,746
3.40%, 02/01/28 (Call 11/01/27)(a)	490	527,189
3.55%, 06/15/24 (Call 03/15/24)	221	236,518
3.75%, 11/15/25 (Call 08/15/25)	388	422,634
3.80%, 02/01/38 (Call 08/01/37)	1,214	1,359,494
4.00%, 02/01/48 (Call 08/01/47)	474	524,157
4.05%, 12/01/23 (Call 09/01/23)	435	470,858
6.00%, 10/15/39	520	726,487
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	215	225,218
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)(a)	707	737,513
3.65%, 02/01/50 (Call 08/01/49)	100	107,450
	Par
Security	(000)	Value

Electric (continued)
3.88%, 06/01/21 (Call 03/01/21)(a)	$184	$187,502
4.00%, 04/01/47 (Call 10/01/46)	1,233	1,409,032
4.50%, 09/01/40 (Call 03/01/40)	25	30,235
4.65%, 10/01/43 (Call 04/01/43)	614	754,780
5.50%, 03/15/40	265	357,821
5.63%, 02/01/36	200	266,470
6.00%, 01/15/34	187	259,417
6.05%, 03/15/39	375	530,830
6.65%, 04/01/29	200	252,732
Series 04-G, 5.75%, 04/01/35	160	220,636
Series 05-E, 5.35%, 07/15/35	312	414,552
Series 06-E, 5.55%, 01/15/37	470	619,798
Series 08-A, 5.95%, 02/01/38	335	475,059
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	465	510,152
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	375	433,568
Series B, 2.40%, 02/01/22 (Call 12/01/21)	285	289,042
Series B, 3.65%, 03/01/28 (Call 12/01/27)	55	61,446
Series B, 4.88%, 03/01/49 (Call 09/01/48)(a)	284	369,735
Series C, 3.60%, 02/01/45 (Call 08/01/44)	352	369,758
Series C, 4.13%, 03/01/48 (Call 09/01/47)	691	790,110
Series D, 3.40%, 06/01/23 (Call 05/01/23)	114	120,118
Series E, 3.70%, 08/01/25 (Call 06/01/25)	675	741,091
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	1,235	1,244,311
2.95%, 07/01/23 (Call 05/01/23)	1,369	1,426,059
3.25%, 07/01/26 (Call 04/01/26)	913	979,324
4.25%, 07/01/36 (Call 01/01/36)(a)	604	714,652
4.40%, 07/01/46 (Call 01/01/46)	1,254	1,466,374
Series B, 5.50%, 03/15/57 (Call 03/15/22)(d)	325	334,697
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	475	530,551
5.15%, 09/15/41	328	409,121
5.25%, 07/15/43(a)	286	356,385
Series E, 2.50%, 12/15/21 (Call 11/15/21)	1,025	1,040,334
Series F, 4.95%, 12/15/46 (Call 06/15/46)	511	634,338
Southwestern Electric Power Co.
6.20%, 03/15/40	150	214,715
Series J, 3.90%, 04/01/45 (Call 10/01/44)	240	268,336
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	170	178,729
Series L, 3.85%, 02/01/48 (Call 08/01/47)	364	404,227
Series M, 4.10%, 09/15/28 (Call 06/15/28)	510	584,326
Southwestern Public Service Co.
3.30%, 06/15/24 (Call 12/15/23)	25	26,610
3.70%, 08/15/47 (Call 02/15/47)	185	211,678
3.75%, 06/15/49 (Call 12/15/48)	250	286,295
6.00%, 10/01/36	355	472,736
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	60	75,992
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(a)(b)	1,000	1,121,218
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	460	500,736
State Grid Overseas Investment 2014 Ltd.
4.13%, 05/07/24(b)	980	1,069,425
4.85%, 05/07/44(b)	400	546,789
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(b)	1,710	1,863,224
3.75%, 05/02/23(b)	1,200	1,281,000
4.00%, 05/04/47(b)	500	628,750
4.25%, 05/02/28(b)	800	924,855
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)(a)	130	153,184

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.10%, 06/15/42 (Call 12/15/41)	$90	$108,309
4.20%, 05/15/45 (Call 11/15/44)	250	303,769
4.30%, 06/15/48 (Call 12/15/47)	325	414,138
4.35%, 05/15/44 (Call 11/15/43)	225	284,263
4.45%, 06/15/49 (Call 12/15/48)	465	609,309
5.40%, 05/15/21(a)	325	340,605
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	1,000	1,076,563
Toledo Edison Co. (The), 6.15%, 05/15/37	319	474,572
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	60	66,186
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)(a)	530	624,907
4.70%, 11/01/44 (Call 05/01/44)	125	157,839
6.00%, 06/15/40(b)	165	236,242
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	175	235,813
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	235	252,318
3.50%, 04/15/24 (Call 01/15/24)	149	159,992
3.50%, 03/15/29 (Call 12/15/28)(a)	131	146,795
3.65%, 04/15/45 (Call 10/15/44)	325	373,661
3.90%, 09/15/42 (Call 03/15/42)	485	589,036
4.00%, 04/01/48 (Call 10/01/47)	465	571,985
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	337	344,578
3.30%, 12/01/49 (Call 06/01/49)	195	209,723
4.45%, 02/15/44 (Call 08/15/43)	315	394,434
4.60%, 12/01/48 (Call 06/01/48)	20	26,239
6.35%, 11/30/37	395	590,582
8.88%, 11/15/38	513	940,329
Series A, 2.88%, 07/15/29 (Call 04/15/29)(a)	250	267,168
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	213,071
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	735	791,265
Series A, 3.50%, 03/15/27 (Call 12/15/26)	622	686,068
Series A, 3.80%, 04/01/28 (Call 01/01/28)	100	113,141
Series A, 6.00%, 05/15/37	460	663,988
Series B, 2.95%, 11/15/26 (Call 08/15/26)	500	533,137
Series B, 3.80%, 09/15/47 (Call 03/15/47)	303	353,106
Series B, 6.00%, 01/15/36	30	42,667
Series C, 4.00%, 11/15/46 (Call 05/15/46)	365	438,331
Series D, 4.65%, 08/15/43 (Call 02/15/43)	140	182,111
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	620	639,702
3.70%, 01/30/27 (Call 11/30/26)(a)(b)	1,000	1,015,510
4.30%, 07/15/29 (Call 04/15/29)(b)	510	525,752
WEC Energy Group Inc.
3.10%, 03/08/22	335	345,711
3.55%, 06/15/25 (Call 03/15/25)	298	324,621
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	250	255,047
4.30%, 12/15/45 (Call 06/15/45)	50	61,487
4.30%, 10/15/48 (Call 04/15/48)(a)	150	186,195
5.63%, 05/15/33	57	77,856
5.70%, 12/01/36	350	484,095
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)(a)	375	408,907
3.05%, 10/15/27 (Call 07/15/27)	170	185,019
4.10%, 10/15/44 (Call 04/15/44)	175	207,739
6.38%, 08/15/37	285	420,502
	Par
Security	(000)	Value

Electric (continued)
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	$365	$397,566
3.35%, 11/21/21	60	61,914
3.67%, 12/01/42	150	171,244
4.75%, 11/01/44 (Call 05/01/44)(a)	200	265,494
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	515	519,458
2.60%, 12/01/29 (Call 06/01/29)(a)	50	51,230
3.30%, 06/01/25 (Call 12/01/24)	160	171,168
3.35%, 12/01/26 (Call 06/01/26)	400	438,015
3.50%, 12/01/49 (Call 06/01/49)(a)	417	456,268
4.00%, 06/15/28 (Call 12/15/27)	630	717,787
4.80%, 09/15/41 (Call 03/15/41)	133	165,290
6.50%, 07/01/36	260	372,096
		339,268,186
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	535	546,967
2.63%, 02/15/23 (Call 11/15/22)(a)	375	388,463
6.00%, 08/15/32	1,160	1,638,781
6.13%, 04/15/39	75	111,029
		2,685,240
Electronics — 0.5%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	325	338,866
3.05%, 09/22/26 (Call 06/22/26)	379	402,526
3.20%, 10/01/22 (Call 07/01/22)	565	585,639
3.88%, 07/15/23 (Call 04/15/23)(a)	227	241,519
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	500	537,125
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)(a)	298	315,777
3.55%, 10/01/27 (Call 07/01/27)	100	109,512
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	500	511,691
3.20%, 04/01/24 (Call 02/01/24)	360	382,418
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	371	383,476
3.50%, 04/01/22 (Call 02/01/22)	310	320,768
3.88%, 01/12/28 (Call 10/12/27)(a)	425	457,853
4.00%, 04/01/25 (Call 01/01/25)	290	309,479
4.50%, 03/01/23 (Call 12/01/22)	670	707,363
Avnet Inc., 4.88%, 12/01/22	622	670,876
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)(a)	339	370,358
4.88%, 06/15/29 (Call 03/15/29)	475	524,623
5.00%, 02/15/23	370	396,918
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)(a)	22	22,230
3.15%, 06/15/26 (Call 03/15/26)	684	722,636
4.30%, 06/15/46 (Call 12/15/45)	412	486,927
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	1,124	1,135,619
2.30%, 08/15/24 (Call 07/15/24)	525	545,761
2.50%, 11/01/26 (Call 08/01/26)	1,371	1,458,288
2.70%, 08/15/29 (Call 05/15/29)	185	199,409
3.35%, 12/01/23	25	26,922
4.25%, 03/01/21(a)	512	526,242
5.70%, 03/15/37	15	22,092
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	425	463,044

36	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	$268	$291,817
4.70%, 09/15/22	300	321,568
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	150	158,454
4.55%, 10/30/24 (Call 07/30/24)	500	558,846
4.60%, 04/06/27 (Call 01/06/27)(a)	546	624,388
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	250	265,916
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	280	288,905
2.80%, 12/15/21 (Call 11/15/21)	160	163,868
2.95%, 09/15/29 (Call 06/15/29)	815	864,739
3.13%, 11/15/22 (Call 08/15/22)	399	415,555
3.65%, 09/15/23 (Call 08/15/23)(a)	430	460,347
3.80%, 12/15/26 (Call 09/15/26)	715	794,792
3.85%, 12/15/25 (Call 09/15/25)	120	133,753
4.20%, 09/15/28 (Call 06/15/28)	567	653,281
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	738	753,427
4.95%, 02/15/27 (Call 11/16/26)	534	562,564
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	710	754,883
4.90%, 06/15/28 (Call 03/15/28)(a)	715	822,025
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	110	119,579
3.45%, 08/01/24 (Call 05/01/24)	125	133,705
3.50%, 02/03/22 (Call 11/03/21)(a)	150	155,733
		22,474,102
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 6.00%, 11/18/48 (Call 11/18/47)(b)	945	1,200,150
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(a)	812	786,568
4.25%, 09/15/28 (Call 06/15/28)(a)	657	615,589
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	442	457,608
5.50%, 10/31/46 (Call 04/30/46)(b)	525	572,102
5.50%, 07/31/47 (Call 01/31/47)(b)	1,186	1,285,698
Sydney Airport Finance Co. Pty Ltd., 3.90%, 03/22/23(b)	550	584,024
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	425	490,311
		5,992,050
Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)(a)	75	77,905
2.90%, 07/01/26 (Call 04/01/26)	400	425,155
3.20%, 03/15/25 (Call 12/15/24)	534	573,315
3.38%, 11/15/27 (Call 08/15/27)	456	503,232
3.55%, 06/01/22 (Call 03/01/22)(a)	834	871,861
3.95%, 05/15/28 (Call 02/15/28)	1,153	1,322,956
4.75%, 05/15/23 (Call 02/15/23)	328	359,444
5.25%, 11/15/21	533	568,181
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	311	345,160
4.25%, 12/01/28 (Call 09/01/28)	385	450,315
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	200	205,536
2.90%, 09/15/22 (Call 06/15/22)	560	579,479
2.95%, 06/15/24 (Call 05/15/24)	525	554,235
3.13%, 03/01/25 (Call 12/01/24)(a)	440	468,998
	Par
Security	(000)	Value

Environmental Control (continued)
3.15%, 11/15/27 (Call 08/15/27)	$474	$510,635
3.20%, 06/15/26 (Call 04/15/26)	365	395,883
3.45%, 06/15/29 (Call 03/15/29)	250	276,634
3.50%, 05/15/24 (Call 02/15/24)(a)	275	295,897
3.90%, 03/01/35 (Call 09/01/34)(a)	275	318,094
4.00%, 07/15/39 (Call 01/15/39)(a)	425	511,054
4.10%, 03/01/45 (Call 09/01/44)(a)	582	713,839
4.15%, 07/15/49 (Call 01/15/49)	860	1,072,281
		11,400,089
Food — 1.6%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	539	569,772
3.95%, 03/15/25 (Call 01/15/25)	321	348,972
4.15%, 03/15/28 (Call 12/15/27)	235	261,941
4.80%, 03/15/48 (Call 09/15/47)	567	691,683
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	740	767,735
3.80%, 10/22/21	690	717,364
4.30%, 05/01/24 (Call 04/01/24)	710	772,453
4.60%, 11/01/25 (Call 09/01/25)	560	627,713
4.85%, 11/01/28 (Call 08/01/28)(a)	580	675,178
5.30%, 11/01/38 (Call 05/01/38)(a)	883	1,071,037
5.40%, 11/01/48 (Call 05/01/48)	759	959,597
7.00%, 10/01/28(a)	520	674,212
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(b)	240	242,014
2.59%, 11/02/23 (Call 09/02/23)(b)	435	448,348
2.95%, 11/02/26 (Call 08/02/26)(b)	1,000	1,063,399
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)(a)	1,045	1,100,486
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	1,081	1,110,989
3.20%, 04/16/21	230	235,584
3.20%, 02/10/27 (Call 11/10/26)(a)	85	92,084
3.65%, 02/15/24 (Call 11/15/23)	685	734,333
3.70%, 10/17/23 (Call 09/17/23)	375	403,372
4.00%, 04/17/25 (Call 02/17/25)	1,285	1,420,313
4.20%, 04/17/28 (Call 01/17/28)	855	984,034
4.55%, 04/17/38 (Call 10/17/37)(a)	1,050	1,262,013
4.70%, 04/17/48 (Call 10/17/47)	213	266,230
5.40%, 06/15/40	275	364,457
Grupo Bimbo SAB de CV, 4.00%, 09/06/49 (Call 03/06/49)(b)	1,100	1,134,842
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	640	671,618
2.45%, 11/15/29 (Call 08/15/29)	250	265,178
3.10%, 05/15/21	650	664,152
3.13%, 11/15/49 (Call 05/15/49)	350	376,901
3.38%, 05/15/23 (Call 04/15/23)	325	347,024
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)(a)	450	480,105
6.63%, 04/15/37	309	434,416
JM Smucker Co. (The)
3.00%, 03/15/22	587	605,696
3.38%, 12/15/27 (Call 09/15/27)	477	518,179
3.50%, 10/15/21	150	154,795
3.50%, 03/15/25	711	771,867
4.25%, 03/15/35(a)	400	467,058
4.38%, 03/15/45(a)	520	595,130
Kellogg Co.
2.65%, 12/01/23	284	295,817

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
3.25%, 04/01/26(a)	$562	$610,440
3.40%, 11/15/27 (Call 08/15/27)	714	776,530
4.30%, 05/15/28 (Call 02/15/28)(a)	420	484,477
4.50%, 04/01/46(a)	385	457,623
Series B, 7.45%, 04/01/31(a)	435	635,352
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	225	304,602
Kraft Heinz Foods Co., 4.88%, 02/15/25 (Call 03/30/20)(a)(b)	1,075	1,105,928
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	482	499,734
2.95%, 11/01/21 (Call 10/01/21)	334	341,376
3.40%, 04/15/22 (Call 01/15/22)	280	290,096
3.50%, 02/01/26 (Call 11/01/25)	100	108,561
3.70%, 08/01/27 (Call 05/01/27)(a)	410	456,296
3.85%, 08/01/23 (Call 05/01/23)	351	377,722
3.88%, 10/15/46 (Call 04/15/46)	252	268,194
3.95%, 01/15/50 (Call 07/15/49)	100	103,603
4.00%, 02/01/24 (Call 11/01/23)	175	189,966
4.45%, 02/01/47 (Call 08/01/46)(a)	470	532,112
4.50%, 01/15/29 (Call 10/15/28)(a)	345	406,502
4.65%, 01/15/48 (Call 07/15/47)	415	471,362
5.00%, 04/15/42 (Call 10/15/41)	635	760,988
5.15%, 08/01/43 (Call 02/01/43)	604	756,721
5.40%, 07/15/40 (Call 01/15/40)	193	242,356
5.40%, 01/15/49 (Call 07/15/48)	210	272,722
6.90%, 04/15/38	335	475,819
7.50%, 04/01/31	260	371,669
8.00%, 09/15/29	100	141,747
Mars Inc.
2.70%, 04/01/25 (Call 03/01/25)(b)	630	668,838
3.20%, 04/01/30 (Call 01/01/30)(b)	330	368,432
3.60%, 04/01/34 (Call 01/01/34)(b)	855	1,013,450
3.88%, 04/01/39 (Call 10/01/38)(b)	290	348,312
3.95%, 04/01/44 (Call 10/01/43)(b)	175	209,687
3.95%, 04/01/49 (Call 10/01/48)(b)	440	534,741
4.13%, 04/01/54 (Call 10/01/53)(b)	282	345,325
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	550	725,502
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)(a)	60	61,689
3.15%, 08/15/24 (Call 06/15/24)	257	273,911
3.40%, 08/15/27 (Call 05/15/27)	872	951,810
4.20%, 08/15/47 (Call 02/15/47)	140	169,920
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)(b)	1,275	1,287,257
2.25%, 09/19/24 (Call 08/19/24)(b)	460	475,147
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	832	887,450
3.63%, 02/13/26 (Call 12/13/25)	430	479,384
4.13%, 05/07/28 (Call 02/07/28)	680	795,140
6.50%, 02/09/40	175	242,843
Nestle Holdings Inc.
3.10%, 09/24/21 (Call 08/24/21)(b)	800	820,732
3.35%, 09/24/23 (Call 08/24/23)(b)	575	615,604
3.63%, 09/24/28 (Call 06/24/28)(b)	1,255	1,439,672
3.90%, 09/24/38 (Call 03/24/38)(b)	865	1,047,034
4.00%, 09/24/48 (Call 03/24/48)(b)	1,235	1,560,544
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	500	524,219
Smithfield Foods Inc.
3.35%, 02/01/22 (Call 01/01/22)(a)(b)	187	190,771
	Par
Security	(000)	Value

Food (continued)
4.25%, 02/01/27 (Call 11/01/26)(b)	$585	$628,537
5.20%, 04/01/29 (Call 01/01/29)(b)	360	411,045
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	435	441,779
3.25%, 07/15/27 (Call 04/15/27)	444	484,360
3.30%, 07/15/26 (Call 04/15/26)	1,438	1,563,803
3.75%, 10/01/25 (Call 07/01/25)	619	689,044
4.45%, 03/15/48 (Call 09/15/47)	360	437,317
4.50%, 04/01/46 (Call 10/01/45)	275	347,355
4.85%, 10/01/45 (Call 04/01/45)(a)	320	411,947
5.38%, 09/21/35	50	68,334
Tesco PLC, 6.15%, 11/15/37(a)(b)	443	573,888
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	506	509,915
3.55%, 06/02/27 (Call 03/02/27)	565	618,424
3.90%, 09/28/23 (Call 08/28/23)	580	624,205
3.95%, 08/15/24 (Call 05/15/24)	631	688,816
4.00%, 03/01/26 (Call 01/01/26)	407	454,467
4.35%, 03/01/29 (Call 12/01/28)	289	339,545
4.50%, 06/15/22 (Call 03/15/22)	657	694,875
4.55%, 06/02/47 (Call 12/02/46)(a)	580	696,901
4.88%, 08/15/34 (Call 02/15/34)	1,036	1,279,233
5.10%, 09/28/48 (Call 03/28/48)	747	973,266
5.15%, 08/15/44 (Call 02/15/44)	360	459,037
		66,524,096
Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
4.25%, 04/30/29 (Call 01/30/29)(a)(b)	250	258,629
4.50%, 08/01/24 (Call 05/01/24)	200	210,687
5.15%, 01/29/50 (Call 07/29/49)(b)	600	615,000
5.50%, 11/02/47 (Call 05/02/47)	200	215,937
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	365	392,275
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	282	293,814
6.25%, 09/01/42(a)	25	29,819
6.75%, 02/15/44 (Call 08/15/43)(a)	335	417,082
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(a)	1,000	1,038,437
5.25%, 05/12/24	35	37,690
5.50%, 01/17/27(a)	585	638,381
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(b)	125	128,523
3.60%, 03/01/25 (Call 12/01/24)(a)(b)	150	162,669
3.73%, 07/15/23 (Call 04/15/23)(b)	435	464,163
7.25%, 06/01/28	287	392,830
7.75%, 11/15/29	425	632,856
8.00%, 01/15/24	690	857,566
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	796	854,495
3.65%, 06/15/24 (Call 03/15/24)	700	755,700
3.80%, 01/15/26 (Call 10/15/25)	797	884,719
4.35%, 08/15/48 (Call 02/15/48)	742	843,175
4.40%, 08/15/47 (Call 02/15/47)	847	953,107
4.80%, 06/15/44 (Call 12/15/43)	531	609,800
5.00%, 09/15/35 (Call 03/15/35)	509	647,171
5.15%, 05/15/46 (Call 11/15/45)	75	91,790
6.00%, 11/15/41 (Call 05/15/41)	285	379,886
7.30%, 11/15/39	385	569,743
8.70%, 06/15/38	200	315,402

38	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Forest Products & Paper (continued)
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)	$300	$311,687
6.00%, 01/15/29 (Call 10/15/28)	1,300	1,456,886
7.00%, 03/16/47 (Call 09/16/46)(b)	750	888,750
		16,348,669
Gas — 0.7%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)(a)	210	222,378
3.00%, 06/15/27 (Call 03/15/27)(a)	575	617,297
3.38%, 09/15/49 (Call 03/15/49)(a)	345	379,563
4.13%, 10/15/44 (Call 04/15/44)	224	266,412
4.13%, 03/15/49 (Call 09/15/48)	640	800,395
4.15%, 01/15/43 (Call 07/15/42)(a)	172	201,248
4.30%, 10/01/48 (Call 04/01/48)	100	126,092
5.50%, 06/15/41 (Call 12/15/40)	160	217,318
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	805	863,178
3.15%, 08/01/27 (Call 05/01/27)(a)(b)	550	595,328
4.49%, 02/15/42(b)	295	366,052
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	50	53,863
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	545	620,688
4.49%, 03/04/49 (Call 09/04/48)(b)	1,000	1,271,340
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	660	697,484
4.00%, 04/01/28 (Call 01/01/28)	584	655,055
4.10%, 09/01/47 (Call 03/01/47)	250	293,247
5.85%, 01/15/41 (Call 07/15/40)	50	69,295
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	106	112,271
4.60%, 12/15/44 (Call 06/15/44)	533	631,197
4.80%, 11/01/43 (Call 05/01/43)	225	273,029
Series A, 2.50%, 11/15/24 (Call 10/15/24)	250	257,836
Series B, 3.00%, 11/15/29 (Call 08/15/29)(a)	500	523,131
Series C, 3.90%, 11/15/49 (Call 05/15/49)	100	108,567
KeySpan Gas East Corp., 5.82%, 04/01/41(b)	280	392,143
Korea Gas Corp.
2.88%, 07/16/29(b)	200	217,474
6.25%, 01/20/42(b)	200	325,500
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	286	299,845
3.95%, 09/15/27 (Call 06/15/27)	305	321,628
4.75%, 09/01/28 (Call 06/01/28)	210	229,932
4.90%, 12/01/21 (Call 09/01/21)	120	125,610
NiSource Inc.
2.65%, 11/17/22 (Call 10/17/22)	105	107,502
2.95%, 09/01/29 (Call 06/01/29)	1,500	1,573,325
3.49%, 05/15/27 (Call 02/15/27)(a)	640	697,309
3.65%, 06/15/23 (Call 05/15/23)	320	338,097
3.95%, 03/30/48 (Call 09/30/47)	159	179,699
4.38%, 05/15/47 (Call 11/15/46)(a)	435	510,332
4.80%, 02/15/44 (Call 08/15/43)	700	849,085
5.25%, 02/15/43 (Call 08/15/42)	347	449,565
5.65%, 02/01/45 (Call 08/01/44)	490	668,048
5.80%, 02/01/42 (Call 08/01/41)	240	316,505
5.95%, 06/15/41 (Call 12/15/40)	100	137,878
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	102	108,771
4.50%, 11/01/48 (Call 05/01/48)(a)	545	679,935
4.66%, 02/01/44 (Call 08/01/43)	100	125,619
	Par
Security	(000)	Value

Gas (continued)
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	$1,200	$1,309,875
Piedmont Natural Gas Co. Inc.
3.50%, 06/01/29 (Call 03/01/29)	171	190,984
4.65%, 08/01/43 (Call 02/01/43)	225	274,414
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	194	208,606
3.75%, 09/15/42 (Call 03/15/42)	579	638,811
4.45%, 03/15/44 (Call 09/15/43)	450	541,019
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	520	544,663
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	159	194,077
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	160	204,983
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	275	340,393
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	470	483,180
3.25%, 06/15/26 (Call 03/15/26)(a)	102	110,188
3.50%, 09/15/21 (Call 06/15/21)(a)	895	916,681
3.88%, 11/15/25 (Call 08/15/25)	375	415,769
3.95%, 10/01/46 (Call 04/01/46)	100	111,258
4.40%, 06/01/43 (Call 12/01/42)	565	662,098
5.88%, 03/15/41 (Call 09/15/40)	125	175,656
6.00%, 10/01/34	125	171,610
Southern Star Central Corp., 5.13%, 07/15/22 (Call 03/30/20)(b)	1,090	1,104,464
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)(a)	100	109,779
4.15%, 06/01/49 (Call 12/01/48)	500	597,147
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)(a)	250	275,522
Series K, 3.80%, 09/15/46 (Call 03/15/46)(a)	520	575,417
		29,032,660
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	525	588,495
Stanley Black & Decker Inc.
2.90%, 11/01/22	655	680,844
3.40%, 12/01/21 (Call 09/01/21)	47	48,442
3.40%, 03/01/26 (Call 01/01/26)	804	878,933
4.25%, 11/15/28 (Call 08/15/28)	260	304,524
4.85%, 11/15/48 (Call 05/15/48)	200	277,423
		2,778,661
Health Care - Products — 1.1%
Abbott Laboratories
2.55%, 03/15/22	1,230	1,262,696
2.95%, 03/15/25 (Call 12/15/24)	424	454,581
3.40%, 11/30/23 (Call 09/30/23)	937	1,001,531
3.75%, 11/30/26 (Call 08/30/26)	987	1,113,522
3.88%, 09/15/25 (Call 06/15/25)(a)	325	361,652
4.75%, 11/30/36 (Call 05/30/36)	1,275	1,671,986
4.75%, 04/15/43 (Call 10/15/42)(a)	532	707,286
4.90%, 11/30/46 (Call 05/30/46)	1,970	2,743,820
5.30%, 05/27/40	643	911,287
Alcon Finance Corp.
2.75%, 09/23/26 (Call 07/23/26)(b)	200	209,359
3.00%, 09/23/29 (Call 06/23/29)(b)	625	654,875
3.80%, 09/23/49 (Call 03/23/49)(a)(b)	400	446,439
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	449	470,022
3.50%, 08/15/46 (Call 02/15/46)(a)	780	819,415
Boston Scientific Corp.
3.38%, 05/15/22	930	962,539

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
3.45%, 03/01/24 (Call 02/01/24)	$1,065	$1,134,947
3.75%, 03/01/26 (Call 01/01/26)	441	484,998
3.85%, 05/15/25	438	482,630
4.00%, 03/01/28 (Call 12/01/27)	25	28,360
4.00%, 03/01/29 (Call 12/01/28)	65	74,664
4.55%, 03/01/39 (Call 09/01/38)	365	451,205
4.70%, 03/01/49 (Call 09/01/48)	665	866,999
7.00%, 11/15/35	250	367,656
7.38%, 01/15/40	25	39,996
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23) (a)	135	141,138
3.20%, 06/15/22 (Call 03/15/22)	660	683,741
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	905	986,008
4.38%, 09/15/45 (Call 03/15/45)	225	285,171
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	715	735,518
2.60%, 11/15/29 (Call 08/15/29) (a)	115	119,596
3.25%, 11/15/39 (Call 05/15/39) (a)	750	814,798
3.40%, 11/15/49 (Call 05/15/49)	727	801,852
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	822	952,376
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	75	79,836
Koninklijke Philips NV, 5.00%, 03/15/42	919	1,236,759
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	845	935,244
Medtronic Inc.
3.15%, 03/15/22	2,163	2,243,616
3.50%, 03/15/25	1,041	1,141,871
3.63%, 03/15/24 (Call 12/15/23)	795	858,481
4.38%, 03/15/35	1,694	2,156,299
4.63%, 03/15/45	895	1,211,208
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	524	528,298
3.38%, 05/15/24 (Call 02/15/24) (a)	129	137,351
3.38%, 11/01/25 (Call 08/01/25)	430	467,849
3.50%, 03/15/26 (Call 12/15/25)	931	1,019,113
3.65%, 03/07/28 (Call 12/07/27)	313	347,144
4.10%, 04/01/43 (Call 10/01/42)	222	261,374
4.38%, 05/15/44 (Call 11/15/43)	475	585,989
4.63%, 03/15/46 (Call 09/15/45)	623	806,037
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	325	339,322
2.95%, 09/19/26 (Call 06/19/26)	1,145	1,222,408
3.00%, 04/15/23 (Call 02/15/23) (a)	848	885,382
3.20%, 08/15/27 (Call 05/15/27)	727	787,229
4.10%, 08/15/47 (Call 02/15/47)	350	438,753
4.15%, 02/01/24 (Call 11/01/23) (a)	322	351,210
5.30%, 02/01/44 (Call 08/01/43)	455	608,258
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	800	823,764
3.38%, 11/30/21 (Call 08/30/21)	546	560,666
3.55%, 04/01/25 (Call 01/01/25)	1,489	1,598,714
3.70%, 03/19/23 (Call 02/19/23) (a)	466	493,109
4.25%, 08/15/35 (Call 02/15/35)	47	51,045
4.45%, 08/15/45 (Call 02/15/45)	75	85,377
5.75%, 11/30/39	125	156,777
		45,661,146
	Par
Security	(000)	Value

Health Care - Services — 1.9%
Advocate Health & Hospitals Corp., 4.27%, 08/15/48 (Call 02/15/48)	$100	$129,638
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	409	418,802
2.80%, 06/15/23 (Call 04/15/23)	624	640,615
3.50%, 11/15/24 (Call 08/15/24)	323	345,850
4.13%, 11/15/42 (Call 05/15/42)	441	478,681
4.50%, 05/15/42 (Call 11/15/41)	378	426,194
4.75%, 03/15/44 (Call 09/15/43)	807	944,173
6.63%, 06/15/36(a)	581	806,411
6.75%, 12/15/37	354	505,969
Allina Health System, Series 2019, 3.89%, 04/15/49	525	627,899
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	255	261,840
2.88%, 09/15/29 (Call 06/15/29)	365	376,049
2.95%, 12/01/22 (Call 11/01/22)	844	871,168
3.13%, 05/15/22	247	255,072
3.30%, 01/15/23	730	763,511
3.35%, 12/01/24 (Call 10/01/24)	869	925,341
3.50%, 08/15/24 (Call 05/15/24)	738	788,629
3.65%, 12/01/27 (Call 09/01/27)	1,180	1,291,005
3.70%, 08/15/21 (Call 05/15/21)	1,137	1,165,131
3.70%, 09/15/49 (Call 03/15/49)(a)	696	712,816
4.10%, 03/01/28 (Call 12/01/27)	350	392,774
4.38%, 12/01/47 (Call 06/01/47)	613	700,411
4.55%, 03/01/48 (Call 09/01/47)	205	241,171
4.63%, 05/15/42	767	889,729
4.65%, 01/15/43	253	296,551
4.65%, 08/15/44 (Call 02/15/44)	405	473,249
4.85%, 08/15/54 (Call 02/15/54)	370	447,167
5.10%, 01/15/44(a)	640	791,190
5.95%, 12/15/34	290	393,891
Ascension Health, 3.95%, 11/15/46	695	862,192
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	515	642,588
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	200	253,851
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	279	290,780
3.35%, 10/01/29 (Call 04/01/29)	171	181,436
3.82%, 10/01/49 (Call 04/01/49)	467	501,082
4.19%, 10/01/49 (Call 04/01/49)(a)	1,048	1,146,339
4.35%, 11/01/42	160	180,545
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	250	314,238
Dignity Health
3.13%, 11/01/22	445	462,794
5.27%, 11/01/64	250	331,915
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	304	384,801
Fresenius Medical Care U.S. Finance III Inc., 3.75%, 06/15/29 (Call 03/15/29)(a)(b)	1,402	1,514,399
Hackensack Meridian Health Inc., 4.50%, 07/01/57 (Call 01/01/57)	300	405,743
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	1,075	1,179,592
4.50%, 02/15/27 (Call 08/15/26)	832	920,682
4.75%, 05/01/23(a)	1,585	1,715,644
5.00%, 03/15/24	1,325	1,473,002
5.13%, 06/15/39 (Call 12/15/38)	227	263,895

40	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
5.25%, 04/15/25	$202	$229,552
5.25%, 06/15/26 (Call 12/15/25)	1,458	1,667,015
5.25%, 06/15/49 (Call 12/15/48)	1,654	1,926,584
5.50%, 06/15/47 (Call 12/15/46)	570	676,487
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	216	222,976
3.15%, 12/01/22 (Call 09/01/22)(a)	673	699,131
3.85%, 10/01/24 (Call 07/01/24)	690	747,533
3.95%, 03/15/27 (Call 12/15/26)	570	631,083
3.95%, 08/15/49 (Call 02/15/49)(a)	375	406,668
4.63%, 12/01/42 (Call 06/01/42)	295	346,478
4.95%, 10/01/44 (Call 04/01/44)(a)	401	493,993
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	280	305,620
3.50%, 04/01/22	240	250,344
4.15%, 05/01/47 (Call 11/01/46)(a)	1,138	1,437,109
4.88%, 04/01/42	50	68,063
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	140	155,165
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	185	189,111
2.95%, 12/01/29 (Call 09/01/29)	850	885,906
3.20%, 02/01/22	465	478,088
3.25%, 09/01/24 (Call 07/01/24)	382	405,178
3.60%, 02/01/25 (Call 11/01/24)	675	727,928
3.60%, 09/01/27 (Call 06/01/27)(a)	110	120,687
3.75%, 08/23/22 (Call 05/23/22)	523	546,244
4.00%, 11/01/23 (Call 08/01/23)	204	218,668
4.70%, 02/01/45 (Call 08/01/44)	622	749,679
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	263	332,572
5.00%, 07/01/42	25	34,601
Series 2015, 4.20%, 07/01/55	235	303,824
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%,
07/01/48	300	351,622
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	175	219,101
4.06%, 08/01/56	350	437,163
4.76%, 08/01/2116	200	275,406
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)(a)	525	608,573
4.26%, 11/01/47 (Call 11/01/46)	604	717,365
6.15%, 11/01/43	125	188,126
Orlando Health Obligated Group, 4.09%, 10/01/48
(Call 04/01/48)	50	61,429
Premier Health Partners, Series G, 2.91%, 11/15/26
(Call 05/15/26)	300	306,506
Providence St Joseph Health Obligated Group, Series A,
3.93%, 10/01/48 (Call 04/01/48)(a)	300	366,505
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	295	305,227
3.50%, 03/30/25 (Call 12/30/24)	300	323,801
4.20%, 06/30/29 (Call 03/30/29)	800	918,974
4.25%, 04/01/24 (Call 01/01/24)	125	137,323
4.70%, 04/01/21	225	232,258
4.70%, 03/30/45 (Call 09/30/44)	261	316,990
Roche Holdings Inc.
2.38%, 01/28/27 (Call 10/28/26)(b)	750	786,355
3.63%, 09/17/28 (Call 06/17/28)(b)	970	1,112,027
RWJ Barnabas Health Inc., 3.95%, 07/01/46
(Call 07/01/45)	100	118,474
	Par
Security	(000)	Value

Health Care - Services (continued)
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23
(Call 03/01/23)	$1,393	$1,486,055
Stanford Health Care, Series 2018, 3.80%, 11/15/48
(Call 05/15/48)	550	679,486
Sutter Health, Series 2018, 4.09%, 08/15/48
(Call 02/15/48)	100	125,990
Texas Health Resources, 4.33%, 11/15/55	75	98,991
Toledo Hospital (The), 6.02%, 11/15/48	105	136,014
Trinity Health Corp., 4.13%, 12/01/45	50	62,002
UnitedHealth Group Inc.
2.13%, 03/15/21	665	667,999
2.38%, 10/15/22(a)	465	476,794
2.38%, 08/15/24	75	77,403
2.75%, 02/15/23 (Call 11/15/22)	1,215	1,257,551
2.88%, 12/15/21	685	702,888
2.88%, 03/15/22 (Call 12/15/21)	794	814,896
2.88%, 03/15/23	943	983,321
2.88%, 08/15/29(a)	530	564,143
2.95%, 10/15/27	920	981,105
3.10%, 03/15/26	1,670	1,797,003
3.15%, 06/15/21(a)	500	511,189
3.35%, 07/15/22	603	629,593
3.38%, 11/15/21 (Call 08/15/21)(a)	156	160,403
3.38%, 04/15/27	250	272,210
3.45%, 01/15/27	555	606,932
3.50%, 06/15/23	383	407,444
3.50%, 02/15/24	377	403,213
3.50%, 08/15/39 (Call 02/15/39)	400	440,689
3.70%, 12/15/25	200	222,041
3.70%, 08/15/49 (Call 02/15/49)(a)	1,112	1,240,269
3.75%, 07/15/25	321	355,778
3.75%, 10/15/47 (Call 04/15/47)	555	627,422
3.85%, 06/15/28	986	1,117,561
3.88%, 12/15/28	450	513,842
3.88%, 08/15/59 (Call 02/15/59)	620	706,090
3.95%, 10/15/42 (Call 04/15/42)	373	429,503
4.20%, 01/15/47 (Call 07/15/46)	140	167,828
4.25%, 03/15/43 (Call 09/15/42)(a)	720	859,534
4.25%, 04/15/47 (Call 10/15/46)	660	797,838
4.25%, 06/15/48 (Call 12/15/47)	1,155	1,400,064
4.38%, 03/15/42 (Call 09/15/41)(a)	285	344,777
4.45%, 12/15/48 (Call 06/15/48)	185	231,383
4.63%, 07/15/35	375	468,770
4.63%, 11/15/41 (Call 05/15/41)	550	685,545
4.75%, 07/15/45	743	953,472
5.70%, 10/15/40 (Call 04/15/40)	150	209,865
5.80%, 03/15/36	618	848,973
5.95%, 02/15/41 (Call 08/15/40)	350	503,543
6.50%, 06/15/37	160	236,410
6.63%, 11/15/37	500	749,623
6.88%, 02/15/38	625	955,710
Universal Health Services Inc.
4.75%, 08/01/22 (Call 03/30/20)(b)	400	400,806
5.00%, 06/01/26 (Call 06/01/21)(b)	100	103,750
		82,899,668
Holding Companies - Diversified — 0.2%
Apollo Investment Corp., 5.25%, 03/03/25(a)	200	210,904
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	1,265	1,293,769
3.50%, 02/10/23 (Call 01/10/23)	318	328,543

S c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
3.63%, 01/19/22 (Call 12/19/21)	$70	$71,809
4.20%, 06/10/24 (Call 05/10/24)	410	435,477
4.25%, 03/01/25 (Call 01/01/25)	352	377,317
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,300	1,366,625
3.38%, 09/06/49 (Call 03/06/49)(b)	700	785,750
CK Hutchison International 19 Ltd., 3.25%, 04/11/24
(Call 03/11/24)(b)	500	528,316
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	325	345,005
Hutchison Whampoa International 11 Ltd., 4.63%,
01/13/22(b)	750	790,781
Main Street Capital Corp., 5.20%, 05/01/24(a)	200	220,708
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)(a)	500	516,231
5.25%, 04/15/24 (Call 03/15/24)(a)	225	245,176
Prospect Capital Corp., 5.88%, 03/15/23	379	407,782
TPG Specialty Lending Inc., 3.88%, 11/01/24
(Call 10/01/24)(a)	250	262,990
		8,187,183
Home Builders — 0.0%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)(a)	425	439,819
4.38%, 09/15/22 (Call 06/15/22)	720	763,857
5.75%, 08/15/23 (Call 05/15/23)	50	56,530
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	580	613,407
		1,873,613
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)(a)	50	51,656
3.50%, 11/15/27 (Call 08/15/27)	180	194,707
3.80%, 11/15/24 (Call 08/15/24)(a)	200	216,253
4.40%, 03/15/29 (Call 12/15/28)	500	571,296
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	500	536,937
Whirlpool Corp.
3.70%, 05/01/25	250	272,570
4.00%, 03/01/24(a)	234	253,500
4.50%, 06/01/46 (Call 12/01/45)	368	408,579
4.75%, 02/26/29 (Call 11/26/28)	885	1,028,897
4.85%, 06/15/21	195	203,532
5.15%, 03/01/43	55	63,254
		3,801,181
Household Products & Wares — 0.2%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	100	104,093
4.88%, 12/06/28 (Call 09/06/28)	600	718,368
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)	515	560,793
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(a)	550	570,274
3.10%, 10/01/27 (Call 07/01/27)	500	544,538
3.80%, 11/15/21	200	208,493
3.90%, 05/15/28 (Call 02/15/28)	250	290,687
Kimberly-Clark Corp.
2.40%, 06/01/23(a)	129	133,672
2.65%, 03/01/25(a)	265	280,673
2.88%, 02/07/50 (Call 08/07/49)	100	102,949
3.05%, 08/15/25	540	584,829
3.20%, 04/25/29 (Call 01/25/29)(a)	655	728,537
3.20%, 07/30/46 (Call 01/30/46)	395	431,287
	Par
Security	(000)	Value

Household Products & Wares (continued)
3.70%, 06/01/43	$125	$141,480
3.88%, 03/01/21	40	41,070
3.90%, 05/04/47 (Call 11/04/46)	335	409,841
3.95%, 11/01/28 (Call 08/01/28)	320	370,631
5.30%, 03/01/41	265	367,341
6.63%, 08/01/37	150	230,179
Kimberly-Clark de Mexico SAB de CV, 3.25%, 03/12/25(b)	100	105,891
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(b)	200	204,030
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	200	209,645
3.00%, 06/26/27 (Call 03/26/27)(a)(b)	1,200	1,281,425
SC Johnson & Son Inc., 4.75%, 10/15/46
(Call 04/16/46)(b)	1,260	1,670,172
		10,290,898
Insurance — 4.1%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	481	514,394
3.25%, 03/17/25(a)	222	238,587
3.63%, 06/15/23	453	482,788
3.63%, 11/15/24	192	209,394
4.00%, 10/15/46 (Call 04/15/46)	325	391,335
4.75%, 01/15/49 (Call 07/15/48)(a)	402	535,972
6.45%, 08/15/40(a)	150	225,256
AIA Group Ltd.
3.60%, 04/09/29 (Call 01/09/29)(b)	500	554,969
4.50%, 03/16/46 (Call 09/16/45)(b)	500	638,432
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	230	336,398
Alleghany Corp., 4.95%, 06/27/22	100	107,690
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	275	303,397
Allstate Corp. (The)
3.15%, 06/15/23(a)	100	106,117
3.28%, 12/15/26 (Call 09/15/26)	265	288,147
3.85%, 08/10/49 (Call 02/10/49)	275	328,570
4.20%, 12/15/46 (Call 06/15/46)	630	806,839
4.50%, 06/15/43	529	690,084
5.55%, 05/09/35	238	331,633
6.50%, 05/15/67 (Call 05/15/37)(d)	325	412,750
Series B, 5.75%, 08/15/53 (Call 08/15/23)(d)	350	378,000
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	204	222,139
4.50%, 06/15/47 (Call 12/15/46)	160	197,933
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	580	588,318
3.75%, 07/10/25 (Call 04/10/25)	694	757,011
3.88%, 01/15/35 (Call 07/15/34)	995	1,136,257
3.90%, 04/01/26 (Call 01/01/26)	930	1,029,734
4.13%, 02/15/24	752	818,472
4.20%, 04/01/28 (Call 01/01/28)	980	1,096,797
4.25%, 03/15/29 (Call 12/15/28)(a)	400	456,669
4.38%, 01/15/55 (Call 07/15/54)	757	879,717
4.50%, 07/16/44 (Call 01/16/44)	1,027	1,258,555
4.75%, 04/01/48 (Call 10/01/47)	150	192,147
4.80%, 07/10/45 (Call 01/10/45)	1,186	1,512,181
4.88%, 06/01/22	1,091	1,162,801
6.25%, 05/01/36	475	648,780
8.18%, 05/15/68 (Call 05/15/38)(d)	95	129,675
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(d)	74	81,862
Aon Corp.
2.20%, 11/15/22	420	429,842

42	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.75%, 05/02/29 (Call 02/02/29)	$1,080	$1,204,375
4.50%, 12/15/28 (Call 09/15/28)	682	795,050
6.25%, 09/30/40	480	713,966
8.21%, 01/01/27(a)	100	129,250
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	25	25,353
3.50%, 06/14/24 (Call 03/14/24)	200	214,154
3.88%, 12/15/25 (Call 09/15/25)	622	691,225
4.25%, 12/12/42	185	215,469
4.60%, 06/14/44 (Call 03/14/44)(a)	387	488,981
4.75%, 05/15/45 (Call 11/15/44)	218	286,749
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)	150	207,511
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	740	1,028,416
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	375	414,241
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)(a)	241	253,949
4.00%, 03/15/23	50	53,207
4.20%, 09/27/23 (Call 08/27/23)	550	591,933
6.75%, 02/15/34	95	125,148
Athene Global Funding
2.50%, 01/14/25(b)	1,000	1,026,230
2.75%, 06/25/24(b)	420	436,491
2.95%, 11/12/26(b)	575	605,732
3.00%, 07/01/22(b)	1,240	1,282,042
4.00%, 01/25/22(b)	75	78,609
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	762	811,554
AXA SA
6.38%, (Call 12/14/36)(a)(b)(d)(e)	250	331,250
8.60%, 12/15/30	675	998,156
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	350	388,249
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	435	486,662
5.15%, 04/01/45	510	630,438
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	385	398,184
4.20%, 08/15/48 (Call 02/15/48)	1,435	1,753,350
4.25%, 01/15/49 (Call 07/15/48)	921	1,146,240
4.30%, 05/15/43	370	457,310
4.40%, 05/15/42	698	869,865
5.75%, 01/15/40	190	274,963
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	100	100,715
2.75%, 03/15/23 (Call 01/15/23)	612	636,089
3.00%, 02/11/23	534	560,016
3.13%, 03/15/26 (Call 12/15/25)(a)	1,465	1,586,753
3.40%, 01/31/22(a)	505	523,579
3.75%, 08/15/21(a)	415	429,619
4.50%, 02/11/43	788	1,006,829
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	741	766,697
4.70%, 06/22/47 (Call 12/22/46)	1,219	1,231,870
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	254	276,175
4.50%, 03/15/29 (Call 12/15/28)(a)	500	574,791
Chubb Corp. (The), Series 1, 6.50%, 05/15/38	200	309,509
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)(a)	580	603,178
3.15%, 03/15/25	675	729,237
	Par
Security	(000)	Value

Insurance (continued)
3.35%, 05/15/24(a)	$601	$647,795
3.35%, 05/03/26 (Call 02/03/26)	825	910,713
4.35%, 11/03/45 (Call 05/03/45)	692	894,831
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	690	747,918
3.90%, 05/01/29 (Call 02/01/29)(a)	348	398,705
3.95%, 05/15/24 (Call 02/15/24)	425	461,132
4.50%, 03/01/26 (Call 12/01/25)	295	335,067
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	116	131,351
5.25%, 05/30/29 (Call 02/28/29)(a)	200	228,873
Dai-Ichi Life Insurance Co. Ltd. (The), 5.10%,
(Call 10/28/24)(a)(b)(d)(e)	1,000	1,100,000
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	469	527,710
5.00%, 04/20/48 (Call 10/20/47)	960	1,087,481
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44(a)	190	236,763
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	395	445,797
Farmers Exchange Capital, 7.05%, 07/15/28(b)	500	643,350
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37)(b)(d)	500	546,587
Fidelity National Financial Inc.
4.50%, 08/15/28 (Call 05/15/28)	372	427,977
5.50%, 09/01/22	830	908,921
First American Financial Corp., 4.60%, 11/15/24	260	286,889
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)(a)	580	676,583
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48
(Call 11/17/47)(b)	830	1,084,536
Guardian Life Global Funding
2.50%, 05/08/22(b)	740	757,385
2.90%, 05/06/24(b)	250	264,896
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	500	563,492
4.85%, 01/24/77(b)	536	728,191
Harborwalk Funding Trust, 5.08%, 02/15/69
(Call 02/15/49)(b)(d)	495	629,642
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	140	153,730
4.30%, 04/15/43	229	278,937
4.40%, 03/15/48 (Call 09/15/47)	725	904,333
5.95%, 10/15/36	275	386,556
6.10%, 10/01/41	240	352,912
6.63%, 03/30/40	237	355,355
Jackson National Life Global Funding
3.05%, 04/29/26(b)	215	232,087
3.25%, 01/30/24(b)	285	303,620
3.30%, 06/11/21(b)	550	563,428
3.30%, 02/01/22(a)(b)	286	295,703
3.88%, 06/11/25(b)	705	785,083
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)(b)	1,400	1,541,267
4.25%, 06/15/23(b)	175	189,784
4.57%, 02/01/29(b)	890	1,048,016
4.85%, 08/01/44(b)	100	127,076
6.50%, 05/01/42(b)	60	88,151
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	50	85,065
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	150	159,942
3.35%, 03/09/25	225	241,045

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.63%, 12/12/26 (Call 09/15/26)(a)	$300	$331,079
3.80%, 03/01/28 (Call 12/01/27)	115	128,889
4.00%, 09/01/23	285	307,963
4.20%, 03/15/22	512	538,910
4.35%, 03/01/48 (Call 09/01/47)(a)	582	685,107
6.30%, 10/09/37	254	359,171
7.00%, 06/15/40(a)	408	638,988
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	425	441,231
3.75%, 04/01/26 (Call 01/01/26)	758	845,305
4.13%, 05/15/43 (Call 11/15/42)	50	61,882
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(d)	425	457,151
4.15%, 03/04/26	1,140	1,295,617
5.38%, 03/04/46	540	782,898
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	515	557,430
3.50%, 11/01/27 (Call 08/01/27)	320	349,289
4.15%, 09/17/50 (Call 03/17/50)	325	371,861
4.30%, 11/01/47 (Call 05/01/47)(a)	675	754,814
4.90%, 07/01/22	225	243,036
5.00%, 03/30/43	50	58,675
5.00%, 04/05/46	223	272,894
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	718	734,982
3.30%, 03/14/23 (Call 01/14/23)(a)	1,158	1,213,989
3.50%, 06/03/24 (Call 03/03/24)	334	357,102
3.50%, 03/10/25 (Call 12/10/24)	833	896,250
3.75%, 03/14/26 (Call 12/14/25)(a)	444	488,626
3.88%, 03/15/24 (Call 02/15/24)	747	812,333
4.05%, 10/15/23 (Call 07/15/23)	359	388,173
4.20%, 03/01/48 (Call 09/01/47)	250	299,647
4.35%, 01/30/47 (Call 07/30/46)	250	309,545
4.38%, 03/15/29 (Call 12/15/28)	1,423	1,659,405
4.75%, 03/15/39 (Call 09/15/38)	730	951,531
4.80%, 07/15/21 (Call 04/15/21)	302	313,567
4.90%, 03/15/49 (Call 09/15/48)(a)	307	419,395
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/70(a)(b)	533	570,911
4.90%, 04/01/77(b)	425	601,329
MassMutual Global Funding II
2.00%, 04/15/21(b)	500	504,706
2.35%, 01/14/27(a)(b)	800	834,918
2.75%, 06/22/24(b)	102	107,120
2.95%, 01/11/25(b)	280	296,362
3.40%, 03/08/26(b)	740	813,003
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	610	666,953
MetLife Capital Trust IV, 7.88%, 12/15/37
(Call 12/15/32)(b)	400	538,000
MetLife Inc.
3.00%, 03/01/25	357	382,407
3.05%, 12/15/22(a)	1,501	1,564,451
3.60%, 04/10/24	487	531,283
3.60%, 11/13/25 (Call 08/13/25)	307	338,429
4.05%, 03/01/45	430	515,272
4.13%, 08/13/42	559	667,971
4.60%, 05/13/46 (Call 11/13/45)	443	576,149
4.88%, 11/13/43	424	566,269
5.70%, 06/15/35	630	871,059
5.88%, 02/06/41	657	937,245
	Par
Security	(000)	Value

Insurance (continued)
6.38%, 06/15/34	$825	$1,227,145
6.40%, 12/15/66 (Call 12/15/31)	915	1,130,208
6.50%, 12/15/32	300	443,264
9.25%, 04/08/38 (Call 04/08/33)(a)(b)	250	372,500
10.75%, 08/01/69 (Call 08/01/34)	170	283,050
Series D, 4.37%, 09/15/23	787	869,823
Series N, 4.72%, 12/15/44.	712	924,498
Metropolitan Life Global Funding I
1.95%, 01/13/23(b)	217	220,077
2.40%, 06/17/22(b)	1,050	1,077,027
2.65%, 04/08/22(b)	350	359,823
3.00%, 01/10/23(b)	80	83,738
3.00%, 09/19/27(a)(b)	225	242,147
3.38%, 01/11/22(b)	425	440,387
3.45%, 10/09/21(b)	275	284,640
3.45%, 12/18/26(b)	375	414,572
3.60%, 01/11/24(b)	240	259,161
3.88%, 04/11/22(b)	806	848,857
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	520	674,414
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72
(Call 03/15/22)(b)(d)	150	163,875
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	452	516,738
5.30%, 11/18/44(b)	350	455,341
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(b)	25	38,238
9.38%, 08/15/39(b)	701	1,270,299
New York Life Global Funding
1.70%, 09/14/21(b)	350	351,245
2.00%, 01/22/25(a)(b)	800	818,851
2.25%, 07/12/22(b)	890	907,016
2.30%, 06/10/22(b)	1,765	1,802,319
2.88%, 04/10/24(b)	700	738,328
3.25%, 08/06/21(b)	500	512,639
New York Life Insurance Co.
4.45%, 05/15/69 (Call 11/15/68)(b)	700	912,099
5.88%, 05/15/33(a)(b)	205	289,864
6.75%, 11/15/39(b)	270	426,783
Nippon Life Insurance Co.
3.40%, 01/23/50 (Call 01/23/30)(a)(b)(d)	590	607,700
4.00%, 09/19/47 (Call 09/19/27)(b)(d)	500	537,500
5.10%, 10/16/44 (Call 10/16/24)(b)(d)	700	763,000
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(b)	999	1,113,798
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	551	630,074
Ohio National Financial Services Inc., 5.55%, 01/24/30
(Call 10/24/29)(b)	500	530,796
Ohio National Life Insurance Co. (The), 6.88%,
06/15/42(a)(b)	450	527,959
Old Republic International Corp., 4.88%, 10/01/24
(Call 09/01/24)	310	349,983
Pacific Life Insurance Co., 4.30%, 10/24/67
(Call 10/24/47)(b)(d)	750	841,695
PartnerRe Finance B LLC, 3.70%, 07/02/29
(Call 04/02/29)	325	361,408
Pricoa Global Funding I
2.40%, 09/23/24(a)(b)	1,100	1,132,821
3.45%, 09/01/23(a)(b)	510	541,691
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	275	296,145

44	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.13%, 05/15/23	$227	$239,057
3.30%, 09/15/22	102	106,816
3.70%, 05/15/29 (Call 02/15/29)	363	413,251
4.30%, 11/15/46 (Call 05/15/46)(a)	640	785,804
4.63%, 09/15/42	425	536,559
6.05%, 10/15/36(a)	132	188,391
Principal Life Global Funding II
2.25%, 11/21/24(b)	197	203,704
2.50%, 09/16/29 (Call 06/16/29)(b)	1,012	1,057,209
3.00%, 04/18/26(a)(b)	25	26,699
ProAssurance Corp., 5.30%, 11/15/23	100	106,647
Progressive Corp. (The)
2.45%, 01/15/27	740	778,400
3.70%, 01/26/45	145	166,604
3.75%, 08/23/21	350	363,417
4.00%, 03/01/29 (Call 12/01/28)	700	824,649
4.13%, 04/15/47 (Call 10/15/46)	705	880,427
4.20%, 03/15/48 (Call 09/15/47)(a)	350	442,532
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(a)(b)	1,001	1,092,715
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	367	417,266
Protective Life Global Funding
2.62%, 08/22/22(b)	700	719,754
3.10%, 04/15/24(b)	445	470,690
Prudential Financial Inc.
3.50%, 05/15/24	368	396,734
3.70%, 03/13/51 (Call 09/13/50)	585	622,170
3.88%, 03/27/28 (Call 12/27/27)(a)	501	563,809
3.91%, 12/07/47 (Call 06/07/47)	783	885,576
3.94%, 12/07/49 (Call 06/07/49)	731	819,504
4.35%, 02/25/50 (Call 08/25/49)	665	792,176
4.50%, 11/16/21	716	751,700
4.50%, 09/15/47 (Call 09/15/27)(a)(d)	655	692,256
4.60%, 05/15/44	895	1,127,009
5.20%, 03/15/44 (Call 03/15/24)(d)	140	149,433
5.38%, 05/15/45 (Call 05/15/25)(d)	330	360,320
5.63%, 06/15/43 (Call 06/15/23)(d)	507	533,491
5.70%, 12/14/36	350	501,133
5.88%, 09/15/42 (Call 09/15/22)(d)	500	530,940
6.63%, 06/21/40	75	114,332
Series D, 6.63%, 12/01/37(a)	331	502,391
Prudential Insurance Co. of America (The), 8.30%,
07/01/25(b)	400	519,757
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	275	307,257
5.00%, 06/01/21	525	547,966
Reliance Standard Life Global Funding II
2.75%, 01/21/27(b)	1,000	1,044,545
3.85%, 09/19/23(a)(b)	410	442,792
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)	344	377,679
Securian Financial Group Inc., 4.80%, 04/15/48(b)	175	238,233
Sompo International Holdings Ltd., 7.00%, 07/15/34	50	72,344
Sumitomo Life Insurance Co., 6.50%, 09/20/73
(Call 09/20/23)(a)(b)(d)	200	225,000
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	300	385,575
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)(b)	1,618	1,992,092
4.38%, 09/15/54 (Call 09/15/24)(a)(b)(d)	635	685,999
4.90%, 09/15/44(a)(b)	736	970,880
	Par
Security	(000)	Value

Insurance (continued)
6.85%, 12/16/39(a)(b)	$616	$943,975
Transatlantic Holdings Inc., 8.00%, 11/30/39	450	749,053
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	228	267,375
4.00%, 05/30/47 (Call 11/30/46)	285	353,254
4.05%, 03/07/48 (Call 09/07/47)	550	688,041
4.10%, 03/04/49 (Call 09/04/48)	385	494,882
4.30%, 08/25/45 (Call 02/25/45)	260	327,134
4.60%, 08/01/43	260	341,050
5.35%, 11/01/40	425	600,618
6.25%, 06/15/37(a)	421	626,867
6.75%, 06/20/36	235	362,215
Travelers Property Casualty Corp., 6.38%, 03/15/33	210	314,920
Trinity Acquisition PLC
4.63%, 08/15/23	514	562,909
6.13%, 08/15/43	75	106,458
Unum Group
4.00%, 03/15/24	375	406,695
4.00%, 06/15/29 (Call 03/15/29)(a)	1,012	1,130,932
4.50%, 12/15/49 (Call 06/15/49)	305	328,564
5.75%, 08/15/42	236	283,660
Validus Holdings Ltd., 8.88%, 01/26/40	100	171,188
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	1,390	1,470,519
3.65%, 06/15/26	405	447,614
4.70%, 01/23/48 (Call 01/23/28)(a)(d)	350	350,199
4.80%, 06/15/46	375	483,883
5.65%, 05/15/53 (Call 05/15/23)(d)	100	106,901
Western & Southern Financial Group Inc., 5.75%,
07/15/33(b)	250	336,753
Western & Southern Life Insurance Co. (The), 5.15%,
01/15/49 (Call 07/15/48)(b)	100	133,588
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	500	524,018
3.60%, 05/15/24 (Call 03/15/24)	1,020	1,098,614
3.88%, 09/15/49 (Call 03/15/49)(a)	235	259,339
4.50%, 09/15/28 (Call 06/15/28)(a)	820	946,877
5.05%, 09/15/48 (Call 03/15/48)	305	393,200
WR Berkley Corp.
4.63%, 03/15/22	875	929,799
4.75%, 08/01/44	180	226,684
XLIT Ltd.
4.45%, 03/31/25	119	133,204
5.25%, 12/15/43	100	145,336
5.50%, 03/31/45(a)	525	750,435
		175,568,221
Internet — 1.0%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	200	206,282
3.40%, 12/06/27 (Call 09/06/27)(a)	1,325	1,435,637
3.60%, 11/28/24 (Call 08/28/24)	1,465	1,572,985
4.00%, 12/06/37 (Call 06/06/37)	600	680,970
4.20%, 12/06/47 (Call 06/06/47)	585	704,559
4.40%, 12/06/57 (Call 06/06/57)	405	510,427
4.50%, 11/28/34 (Call 05/28/34)	900	1,103,625
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	1,517	1,569,397
3.38%, 02/25/24	1,311	1,417,415
3.63%, 05/19/21	515	529,403

S c h e d u l e o f I n v e s t m e n t s	45

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	$1,190	$1,226,628
2.50%, 11/29/22 (Call 08/29/22)(a)	733	755,304
2.80%, 08/22/24 (Call 06/22/24)	1,468	1,547,791
3.15%, 08/22/27 (Call 05/22/27)	1,613	1,768,789
3.30%, 12/05/21 (Call 10/05/21)	617	636,016
3.80%, 12/05/24 (Call 09/05/24)	967	1,063,959
3.88%, 08/22/37 (Call 02/22/37)	1,883	2,265,222
4.05%, 08/22/47 (Call 02/22/47)	2,643	3,400,357
4.25%, 08/22/57 (Call 02/22/57)	792	1,063,487
4.80%, 12/05/34 (Call 06/05/34)(a)	1,484	1,966,776
4.95%, 12/05/44 (Call 06/05/44)	50	70,450
5.20%, 12/03/25 (Call 09/03/25)	790	938,744
Baidu Inc.
2.88%, 07/06/22	665	678,626
3.50%, 11/28/22	600	626,063
3.63%, 07/06/27(a)	405	438,539
3.88%, 09/29/23 (Call 08/29/23)	535	570,778
4.38%, 03/29/28 (Call 12/29/27)(a)	300	342,469
4.88%, 11/14/28 (Call 08/14/28)(a)	775	913,531
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	430	445,793
3.55%, 03/15/28 (Call 12/15/27)(a)	350	382,974
3.60%, 06/01/26 (Call 03/01/26)	425	465,402
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	940	960,954
2.75%, 01/30/23 (Call 12/30/22)	723	743,862
2.88%, 08/01/21 (Call 06/01/21)	79	80,246
3.45%, 08/01/24 (Call 05/01/24)	995	1,055,987
3.60%, 06/05/27 (Call 03/05/27)(a)	720	785,562
3.80%, 03/09/22 (Call 02/09/22)	1,095	1,139,127
4.00%, 07/15/42 (Call 01/15/42)	454	456,828
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(b)	1,500	1,464,961
3.80%, 02/15/28 (Call 11/15/27)	224	230,309
4.50%, 08/15/24 (Call 05/15/24)	549	598,819
5.00%, 02/15/26 (Call 11/15/25)(a)	408	459,685
Prosus NV, 4.85%, 07/06/27 (Call 04/06/27)(b)	225	249,188
Tencent Holdings Ltd.
2.99%, 01/19/23 (Call 12/19/22)(b)	660	681,934
3.28%, 04/11/24 (Call 03/11/24)(b)	800	843,763
3.60%, 01/19/28 (Call 10/19/27)(b)	1,100	1,186,777
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	200	226,374
3.98%, 04/11/29 (Call 01/11/29)(b)	1,000	1,120,000
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	500	647,500
		44,230,274
Iron & Steel — 0.4%
ArcelorMittal SA
3.60%, 07/16/24	553	573,797
4.25%, 07/16/29(a)	267	277,889
4.55%, 03/11/26	1,021	1,106,945
6.13%, 06/01/25	428	495,476
6.25%, 02/25/22	570	611,981
7.00%, 10/15/39	639	806,447
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%,
04/29/24 (Call 01/29/24)(a)(b)	125	136,875
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	1,000	1,011,700
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	462	519,257
4.00%, 08/01/23 (Call 05/01/23)	2,355	2,534,945
	Par
Security	(000)	Value

Iron & Steel (continued)
4.13%, 09/15/22 (Call 06/15/22)(a)	$969	$1,025,950
4.40%, 05/01/48 (Call 11/01/47)	280	338,306
5.20%, 08/01/43 (Call 02/01/43)	181	241,065
6.40%, 12/01/37	427	624,393
POSCO, 2.38%, 01/17/23(b)	200	201,989
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	450	484,472
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	100	103,622
3.45%, 04/15/30 (Call 01/15/30)	132	139,044
5.00%, 12/15/26 (Call 12/15/21)	950	1,019,000
Vale Overseas Ltd.
6.25%, 08/10/26	1,427	1,674,313
6.88%, 11/21/36	890	1,172,388
6.88%, 11/10/39	1,250	1,657,227
		16,757,081
Leisure Time — 0.1%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	250	265,898
4.63%, 07/28/45 (Call 01/28/45)	310	357,805
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	330	338,984
5.25%, 11/15/22	1,400	1,505,907
7.50%, 10/15/27	25	32,408
		2,501,002
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	125	132,500
5.75%, 07/01/22	350	378,221
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	95	99,909
4.38%, 09/15/28 (Call 06/15/28)	258	288,735
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	487	504,867
3.50%, 08/18/26 (Call 06/18/26)	575	600,939
3.90%, 08/08/29 (Call 05/08/29)	575	612,517
Marriott International Inc./MD
2.13%, 10/03/22	890	895,266
2.30%, 01/15/22 (Call 12/15/21)(a)	925	937,004
2.88%, 03/01/21 (Call 02/01/21)	155	156,879
3.25%, 09/15/22 (Call 06/15/22)	377	390,851
3.75%, 03/15/25 (Call 12/15/24)	510	550,372
4.50%, 10/01/34 (Call 04/01/34)	276	327,618
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	50	57,737
Series N, 3.13%, 10/15/21 (Call 07/15/21)	100	102,056
Series R, 3.13%, 06/15/26 (Call 03/15/26)	322	337,971
Series X, 4.00%, 04/15/28 (Call 01/15/28)	688	760,179
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	835	897,886
5.13%, 08/08/25 (Call 06/08/25)	300	336,281
5.40%, 08/08/28 (Call 05/08/28)(a)	700	803,747
		9,171,535
Machinery — 1.0%
ABB Finance USA Inc.
2.88%, 05/08/22	1,051	1,085,194
3.38%, 04/03/23 (Call 03/03/23)	525	555,809
3.80%, 04/03/28 (Call 01/03/28)	936	1,067,359
4.38%, 05/08/42	200	262,075

46	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
Caterpillar Financial Services Corp.
1.70%, 08/09/21	$321	$321,841
1.93%, 10/01/21	670	674,203
2.15%, 11/08/24(a)	200	205,077
2.40%, 06/06/22	645	659,076
2.55%, 11/29/22	565	582,786
2.63%, 03/01/23	25	25,825
2.75%, 08/20/21	80	81,361
2.85%, 06/01/22(a)	135	139,160
2.85%, 05/17/24	1,250	1,312,475
2.90%, 03/15/21	250	253,557
2.95%, 02/26/22	790	815,559
3.15%, 09/07/21(a)	185	190,080
3.25%, 12/01/24	313	337,055
3.30%, 06/09/24	436	469,519
3.45%, 05/15/23	496	528,548
3.65%, 12/07/23	814	878,405
3.75%, 11/24/23	642	697,534
Series I, 2.65%, 05/17/21	195	197,676
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	554	567,490
2.60%, 09/19/29 (Call 06/19/29)(a)	170	179,028
3.25%, 09/19/49 (Call 03/19/49)	487	526,086
3.40%, 05/15/24 (Call 02/15/24)	630	676,340
3.80%, 08/15/42(a)	448	533,737
3.90%, 05/27/21	299	308,427
4.30%, 05/15/44 (Call 11/15/43)	205	257,015
4.75%, 05/15/64 (Call 11/15/63)	458	625,932
5.20%, 05/27/41	525	736,488
5.30%, 09/15/35	340	461,628
CNH Industrial Capital LLC
4.20%, 01/15/24	925	1,008,717
4.38%, 04/05/22	1,971	2,069,652
4.88%, 04/01/21	1,045	1,080,328
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)(a)	98	104,408
4.50%, 08/15/23	330	359,202
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	100	109,236
4.45%, 12/15/23 (Call 09/15/23)	10	10,955
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	462	471,767
2.88%, 09/07/49 (Call 03/07/49)	195	201,259
3.90%, 06/09/42 (Call 12/09/41)(a)	472	578,605
5.38%, 10/16/29	371	485,178
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	188	200,260
3.15%, 11/15/25 (Call 08/15/25)	175	189,079
5.38%, 10/15/35	85	114,111
5.38%, 03/01/41 (Call 12/01/40)	172	231,592
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	550	583,786
John Deere Capital Corp.
2.05%, 01/09/25(a)	500	515,273
2.15%, 09/08/22(a)	536	547,680
2.25%, 09/14/26(a)	675	702,238
2.30%, 06/07/21	215	218,181
2.45%, 01/09/30	500	518,812
2.60%, 03/07/24	450	470,186
2.65%, 01/06/22	305	313,089
2.65%, 06/24/24(a)	942	991,555
	Par
Security	(000)	Value

Machinery (continued)
2.65%, 06/10/26	$543	$578,826
2.70%, 01/06/23(a)	20	20,773
2.75%, 03/15/22(a)	890	919,445
2.80%, 03/04/21	20	20,285
2.80%, 01/27/23(a)	497	518,751
2.80%, 03/06/23	854	892,715
2.80%, 09/08/27	370	398,922
2.80%, 07/18/29(a)	730	784,347
2.95%, 04/01/22(a)	280	289,718
3.13%, 09/10/21	110	113,047
3.15%, 10/15/21	170	175,242
3.20%, 01/10/22	200	207,420
3.35%, 06/12/24	425	457,149
3.40%, 09/11/25(a)	50	55,058
3.45%, 06/07/23	125	133,346
3.45%, 01/10/24	400	430,849
3.45%, 03/13/25	526	572,663
3.45%, 03/07/29(a)	325	367,863
3.65%, 10/12/23	585	634,144
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	100	105,061
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	325	367,865
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(b)	260	264,264
2.57%, 02/15/30 (Call 11/15/29)(a)(b)	200	205,749
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	84,842
3.50%, 03/01/29 (Call 12/01/28)	375	427,944
4.20%, 03/01/49 (Call 09/01/48)(a)	625	807,601
6.25%, 12/01/37	267	382,436
Wabtec Corp.
4.38%, 08/15/23 (Call 05/15/23)(a)	520	554,744
4.40%, 03/15/24 (Call 02/15/24)	692	749,897
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	445	465,274
4.95%, 09/15/28 (Call 06/15/28)	535	613,727
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)(a)	145	157,680
4.88%, 10/01/21	10	10,533
		41,055,674
Manufacturing — 1.1%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	246	247,032
2.00%, 06/26/22	683	693,936
2.00%, 02/14/25 (Call 01/14/25)	410	418,343
2.25%, 03/15/23 (Call 02/15/23)	255	261,531
2.25%, 09/19/26 (Call 06/19/26)(a)	335	344,704
2.38%, 08/26/29 (Call 05/26/29)	953	977,876
2.75%, 03/01/22 (Call 02/01/22)	365	375,421
2.88%, 10/15/27 (Call 07/15/27)	545	577,021
3.00%, 08/07/25	214	229,806
3.13%, 09/19/46 (Call 03/19/46)	215	218,581
3.25%, 02/14/24 (Call 01/14/24)	565	602,387
3.25%, 08/26/49 (Call 02/26/49)(a)	491	515,279
3.38%, 03/01/29 (Call 12/01/28)	610	672,766
3.63%, 09/14/28 (Call 06/14/28)	305	341,121
3.63%, 10/15/47 (Call 04/15/47)	635	704,440
4.00%, 09/14/48 (Call 03/14/48)(a)	550	653,899
5.70%, 03/15/37(a)	355	509,826
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)(a)	374	403,638

S c h e d u l e o f I n v e s t m e n t s	47

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing (continued)
3.75%, 11/15/22 (Call 08/15/22)	$507	$531,878
3.75%, 12/01/27 (Call 09/01/27)	575	633,904
Eaton Corp.
2.75%, 11/02/22	1,843	1,909,493
3.10%, 09/15/27 (Call 06/15/27)	130	141,855
3.92%, 09/15/47 (Call 03/15/47)(a)	150	186,241
4.00%, 11/02/32(a)	466	565,293
4.15%, 11/02/42	558	695,626
General Electric Co.
2.70%, 10/09/22	1,774	1,812,642
3.10%, 01/09/23(a)	1,425	1,478,111
3.15%, 09/07/22(a)	1,308	1,348,404
3.38%, 03/11/24	590	623,961
3.45%, 05/15/24 (Call 02/13/24)(a)	200	211,714
4.13%, 10/09/42	738	791,128
4.50%, 03/11/44	450	525,567
4.65%, 10/17/21	24	25,030
5.88%, 01/14/38	1,576	2,049,469
6.15%, 08/07/37	736	966,579
6.88%, 01/10/39	1,199	1,670,835
Series A, 6.75%, 03/15/32	1,950	2,653,576
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)	775	843,987
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	946	1,017,849
3.38%, 09/15/21 (Call 06/15/21)	100	102,744
3.50%, 03/01/24 (Call 12/01/23)	641	694,501
3.90%, 09/01/42 (Call 03/01/42)	770	971,874
4.88%, 09/15/41 (Call 03/15/41)	200	276,143
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)(a)	139	157,312
4.25%, 06/15/23	174	190,184
5.75%, 06/15/43	469	667,718
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(a)	795	868,503
3.55%, 11/01/24 (Call 08/01/24)	240	259,249
3.80%, 03/21/29 (Call 12/21/28)	444	499,569
4.50%, 03/21/49 (Call 09/21/48)	300	385,834
4.65%, 11/01/44 (Call 05/01/44)	315	391,881
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	45	46,964
3.25%, 03/01/27 (Call 12/01/26)(a)	682	738,836
3.25%, 06/14/29 (Call 03/14/29)	355	385,595
3.30%, 11/21/24 (Call 08/21/24)(a)	1,315	1,409,300
4.00%, 06/14/49 (Call 12/14/48)(a)	485	562,136
4.10%, 03/01/47 (Call 09/01/46)(a)	495	573,060
4.20%, 11/21/34 (Call 05/21/34)	389	467,250
Series A, 6.25%, 05/15/38	500	711,797
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	595	669,120
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(b)	850	854,196
2.70%, 03/16/22(b)	325	333,719
2.90%, 05/27/22(b)	1,120	1,160,487
3.25%, 05/27/25(b)	750	811,464
3.30%, 09/15/46(b)	1,330	1,479,444
3.40%, 03/16/27(b)	550	605,867
4.20%, 03/16/47(a)(b)	765	984,524
4.40%, 05/27/45(b)	375	478,864
6.13%, 08/17/26(b)	50	62,679
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)(a)	25	26,491
	Par
Security	(000)	Value

Manufacturing (continued)
3.65%, 03/15/27 (Call 12/15/26)(a)	$50	$53,799
3.88%, 03/01/25 (Call 12/01/24)	205	222,445
4.00%, 03/15/26 (Call 12/15/25)(a)	164	179,651
4.30%, 03/01/24 (Call 12/01/23)	535	583,893
		48,297,842
Media — 3.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	910	970,916
4.20%, 03/15/28 (Call 12/15/27)	337	367,538
4.46%, 07/23/22 (Call 05/23/22)(a)	1,270	1,346,173
4.50%, 02/01/24 (Call 01/01/24)	741	808,977
4.80%, 03/01/50 (Call 09/01/49)(a)	885	956,295
4.91%, 07/23/25 (Call 04/23/25)	1,490	1,676,803
5.05%, 03/30/29 (Call 12/30/28)	1,065	1,234,494
5.13%, 07/01/49 (Call 01/01/49)	650	730,605
5.38%, 04/01/38 (Call 10/01/37)(a)	375	435,081
5.38%, 05/01/47 (Call 11/01/46)	987	1,129,236
5.75%, 04/01/48 (Call 10/01/47)	1,750	2,083,860
6.38%, 10/23/35 (Call 04/23/35)	1,785	2,357,663
6.48%, 10/23/45 (Call 04/23/45)	1,995	2,563,892
6.83%, 10/23/55 (Call 04/23/55)	330	446,454
Comcast Cable Communications Holdings Inc., 9.46%,
11/15/22	609	739,477
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	280	281,850
2.35%, 01/15/27 (Call 10/15/26)	1,275	1,317,603
2.65%, 02/01/30 (Call 11/01/29)	240	252,057
2.75%, 03/01/23 (Call 02/01/23)	1,000	1,043,164
2.85%, 01/15/23	928	968,793
3.00%, 02/01/24 (Call 01/01/24)(a)	1,219	1,287,492
3.13%, 07/15/22(a)	1,075	1,120,382
3.15%, 03/01/26 (Call 12/01/25)	1,479	1,595,568
3.15%, 02/15/28 (Call 11/15/27)	440	477,946
3.20%, 07/15/36 (Call 01/15/36)	694	749,103
3.25%, 11/01/39 (Call 05/01/39)	349	377,153
3.30%, 02/01/27 (Call 11/01/26)	35	38,059
3.38%, 02/15/25 (Call 11/15/24)	560	605,420
3.38%, 08/15/25 (Call 05/15/25)	965	1,048,975
3.40%, 07/15/46 (Call 01/15/46)	779	837,813
3.45%, 02/01/50 (Call 08/01/49)(a)	225	248,383
3.55%, 05/01/28 (Call 02/01/28)	680	756,394
3.60%, 03/01/24	326	351,960
3.70%, 04/15/24 (Call 03/15/24)	897	974,299
3.90%, 03/01/38 (Call 09/01/37)	995	1,158,422
3.95%, 10/15/25 (Call 08/15/25)	1,251	1,401,070
3.97%, 11/01/47 (Call 05/01/47)	1,629	1,916,450
4.00%, 08/15/47 (Call 02/15/47)(a)	915	1,081,139
4.00%, 03/01/48 (Call 09/01/47)	754	893,832
4.00%, 11/01/49 (Call 05/01/49)	1,165	1,384,917
4.05%, 11/01/52 (Call 05/01/52)	955	1,137,652
4.15%, 10/15/28 (Call 07/15/28)	1,745	2,024,093
4.20%, 08/15/34 (Call 02/15/34)	411	497,066
4.25%, 10/15/30 (Call 07/15/30)	753	896,587
4.25%, 01/15/33	1,271	1,528,880
4.40%, 08/15/35 (Call 02/15/35)	918	1,127,287
4.50%, 01/15/43	255	318,480
4.60%, 10/15/38 (Call 04/15/38)	1,490	1,861,178
4.60%, 08/15/45 (Call 02/15/45)(a)	1,201	1,528,485
4.65%, 07/15/42	690	865,821

48	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
4.70%, 10/15/48 (Call 04/15/48)(a)	$1,620	$2,129,857
4.75%, 03/01/44	382	493,247
4.95%, 10/15/58 (Call 04/15/58)	1,635	2,243,263
5.65%, 06/15/35	630	872,896
6.40%, 05/15/38(a)	655	969,675
6.45%, 03/15/37	675	994,549
6.50%, 11/15/35	490	738,063
6.55%, 07/01/39	50	76,084
6.95%, 08/15/37	765	1,173,412
7.05%, 03/15/33	375	565,630
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(b)	150	158,078
3.25%, 12/15/22(b)	2,350	2,442,096
3.35%, 09/15/26 (Call 06/15/26)(b)	291	311,352
3.50%, 08/15/27 (Call 05/15/27)(b)	635	683,930
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	776	927,834
4.70%, 12/15/42(a)(b)	650	753,344
8.38%, 03/01/39(b)	250	405,872
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	1,195	1,235,867
3.25%, 04/01/23	535	557,138
3.30%, 05/15/22	285	295,011
3.45%, 03/15/25 (Call 12/15/24)	295	314,549
3.50%, 06/15/22 (Call 04/15/22)	629	652,077
3.90%, 11/15/24 (Call 08/15/24)	785	852,881
3.95%, 06/15/25 (Call 03/15/25)	500	546,609
3.95%, 03/20/28 (Call 12/20/27)	766	837,395
4.13%, 05/15/29 (Call 02/15/29)	735	812,760
4.38%, 06/15/21	300	310,247
4.88%, 04/01/43(a)	845	954,496
4.90%, 03/11/26 (Call 12/11/25)	738	840,756
4.95%, 05/15/42	185	209,783
5.00%, 09/20/37 (Call 03/20/37)	700	803,304
5.20%, 09/20/47 (Call 03/20/47)	310	365,466
5.30%, 05/15/49 (Call 11/15/48)(a)	470	568,959
6.35%, 06/01/40	613	811,315
Fox Corp.
3.67%, 01/25/22(a)(b)	525	546,771
4.03%, 01/25/24 (Call 12/25/23)(b)	740	801,247
4.71%, 01/25/29 (Call 10/25/28)(b)	258	303,652
5.48%, 01/25/39 (Call 07/25/38)(b)	1,091	1,398,123
5.58%, 01/25/49 (Call 07/25/48)(b)	200	268,611
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	200	224,938
5.00%, 05/13/45 (Call 11/13/44)(a)	400	468,000
5.25%, 05/24/49 (Call 11/24/48)(a)	800	985,250
6.13%, 01/31/46 (Call 07/31/45)(a)	400	538,375
6.63%, 03/18/25(a)	540	651,712
6.63%, 01/15/40	125	171,523
NBCUniversal Media LLC
2.88%, 01/15/23(a)	972	1,015,454
4.38%, 04/01/21	637	656,484
4.45%, 01/15/43	1,040	1,279,357
5.95%, 04/01/41	410	595,888
Sky Ltd., 3.75%, 09/16/24(b)	1,265	1,385,501
TCI Communications Inc., 7.13%, 02/15/28	350	475,534
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(a)	677	720,414
4.30%, 11/23/23 (Call 08/23/23)	31	33,781
5.65%, 11/23/43 (Call 05/23/43)	330	442,183
	Par
Security	(000)	Value

Media (continued)
5.85%, 04/15/40	$274	$361,749
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	372	382,362
4.50%, 09/15/42 (Call 03/15/42)	624	649,098
5.50%, 09/01/41 (Call 03/01/41)	764	892,971
5.88%, 11/15/40 (Call 05/15/40)	790	944,130
6.55%, 05/01/37	573	746,030
6.75%, 06/15/39	850	1,100,986
7.30%, 07/01/38	895	1,226,012
Time Warner Entertainment Co. LP
8.38%, 03/15/23	163	194,079
8.38%, 07/15/33	615	904,853
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	641	654,451
2.35%, 12/01/22	816	841,772
2.45%, 03/04/22	705	723,182
2.55%, 02/15/22	380	390,316
2.75%, 08/16/21	400	408,326
2.95%, 06/15/27(a)	315	344,545
3.00%, 02/13/26	312	339,040
3.00%, 07/30/46	453	481,041
3.15%, 09/17/25	281	307,194
3.70%, 12/01/42	310	359,783
4.13%, 06/01/44	750	941,936
4.38%, 08/16/41	325	407,325
Series B, 7.00%, 03/01/32(a)	175	262,338
Series E, 4.13%, 12/01/41(a)	175	214,056
ViacomCBS Inc.
2.50%, 02/15/23 (Call 01/15/23)	584	598,633
2.90%, 06/01/23 (Call 05/01/23)	533	551,564
2.90%, 01/15/27 (Call 10/15/26)	754	773,226
3.38%, 03/01/22 (Call 12/01/21)	10	10,296
3.38%, 02/15/28 (Call 11/15/27)(a)	93	99,090
3.50%, 01/15/25 (Call 10/15/24)(a)	681	727,789
3.70%, 08/15/24 (Call 05/15/24)	3,370	3,618,198
3.70%, 06/01/28 (Call 03/01/28)(a)	115	124,316
3.88%, 12/15/21	455	474,295
3.88%, 04/01/24 (Call 01/01/24)	342	367,820
4.00%, 01/15/26 (Call 10/15/25)	641	702,942
4.20%, 06/01/29 (Call 03/01/29)(a)	150	168,388
4.25%, 09/01/23 (Call 06/01/23)(a)	640	692,147
4.38%, 03/15/43(a)	1,078	1,157,662
4.50%, 03/01/21	200	205,677
4.60%, 01/15/45 (Call 07/15/44)(a)	395	433,324
4.85%, 07/01/42 (Call 01/01/42)	199	225,499
4.90%, 08/15/44 (Call 02/15/44)	406	460,935
5.25%, 04/01/44 (Call 10/01/43)(a)	266	313,050
5.50%, 05/15/33	308	386,392
5.85%, 09/01/43 (Call 03/01/43)	564	712,650
5.90%, 10/15/40 (Call 04/15/40)	25	31,722
6.88%, 04/30/36	354	484,285
7.88%, 07/30/30	945	1,365,671
Walt Disney Co. (The)
1.65%, 09/01/22	60	60,622
1.75%, 08/30/24 (Call 07/30/24)	197	200,241
2.00%, 09/01/29 (Call 06/01/29)	1,417	1,429,253
2.75%, 09/01/49 (Call 03/01/49)(a)	1,175	1,190,704
3.00%, 09/15/22	2,460	2,564,964
3.38%, 11/15/26 (Call 08/15/26)(a)	348	385,214
3.70%, 09/15/24 (Call 06/15/24)	465	509,734

S c h e d u l e o f I n v e s t m e n t s	49

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
3.70%, 10/15/25 (Call 07/15/25)	$292	$325,369
4.00%, 10/01/23	413	449,789
4.75%, 09/15/44 (Call 03/15/44)	635	840,490
4.75%, 11/15/46 (Call 05/15/46)	208	281,217
4.95%, 10/15/45 (Call 04/15/45)	50	68,692
5.40%, 10/01/43	883	1,264,602
6.15%, 02/15/41	150	226,279
6.20%, 12/15/34	600	885,595
6.40%, 12/15/35	268	400,090
6.55%, 03/15/33	55	81,060
6.65%, 11/15/37	1,068	1,645,343
		133,244,234
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	1,125	1,163,972
3.25%, 06/15/25 (Call 03/15/25)	1,130	1,211,594
3.90%, 01/15/43 (Call 07/15/42)	130	155,867
4.20%, 06/15/35 (Call 12/15/34)	125	150,977
4.38%, 06/15/45 (Call 12/15/44)	55	70,583
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	400	456,885
Valmont Industries Inc., 5.00%, 10/01/44 (Call 04/01/44)	225	258,746
		3,468,624
Mining — 1.2%
Anglo American Capital PLC
3.63%, 09/11/24(b)	275	294,005
3.75%, 04/10/22(a)(b)	375	388,469
4.00%, 09/11/27(b)	320	350,558
4.50%, 03/15/28 (Call 12/15/27)(b)	450	506,349
4.75%, 04/10/27(a)(b)	675	769,953
4.88%, 05/14/25(b)	922	1,043,144
Barrick Gold Corp.
5.25%, 04/01/42	788	1,043,375
6.45%, 10/15/35	255	363,906
Barrick North America Finance LLC
5.70%, 05/30/41	415	563,396
5.75%, 05/01/43	590	832,217
7.50%, 09/15/38	310	469,702
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	283	387,303
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	590	607,723
3.25%, 11/21/21	25	25,856
3.85%, 09/30/23	577	630,216
4.13%, 02/24/42	885	1,084,240
5.00%, 09/30/43	1,111	1,496,054
6.75%, 10/19/75 (Call 10/20/25)(a)(b)(d)	1,100	1,278,750
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)(b)	1,500	1,522,464
3.15%, 01/14/30 (Call 10/14/29)(b)	1,000	1,018,751
3.63%, 08/01/27 (Call 05/01/27)(a)(b)	1,250	1,341,016
3.70%, 01/30/50 (Call 07/30/49)(b)	1,100	1,112,719
4.25%, 07/17/42(b)	175	191,352
4.38%, 02/05/49 (Call 08/05/48)(b)	1,070	1,210,103
4.50%, 09/16/25(b)	800	893,500
4.50%, 08/01/47 (Call 02/01/47)(b)	1,225	1,405,688
4.88%, 11/04/44(b)	500	598,750
Glencore Canada Corp., 6.20%, 06/15/35	210	254,349
Glencore Finance Canada Ltd.
4.25%, 10/25/22(a)(b)	252	264,680
4.95%, 11/15/21(b)	925	968,320
	Par
Security	(000)	Value

Mining (continued)
5.55%, 10/25/42(a)(b)	$450	$512,244
6.00%, 11/15/41(b)	375	447,721
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(a)(b)	500	510,212
3.88%, 10/27/27 (Call 07/27/27)(b)	255	267,550
4.00%, 03/27/27 (Call 12/27/26)(a)(b)	575	622,124
4.13%, 05/30/23(b)	1,439	1,519,392
4.13%, 03/12/24 (Call 02/12/24)(b)	550	586,944
4.63%, 04/29/24(b)	710	765,763
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	475	534,392
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/21(b)	600	627,000
5.71%, 11/15/23(b)	1,045	1,155,705
6.53%, 11/15/28(b)	200	245,520
6.76%, 11/15/48(b)	400	526,300
Industrias Penoles SAB de CV, 4.15%, 09/12/29
(Call 06/12/29)(b)	400	418,000
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)	700	760,641
5.13%, 09/01/21 (Call 06/01/21)	600	620,250
5.95%, 03/15/24 (Call 12/15/23)	460	511,322
Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(b)	500	507,500
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%,
09/29/27 (Call 06/29/27)(b)	400	419,254
Newcrest Finance Pty Ltd.
4.20%, 10/01/22(b)	992	1,052,403
4.45%, 11/15/21(b)	200	209,158
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	550	572,290
3.50%, 03/15/22 (Call 12/15/21)	856	876,671
3.70%, 03/15/23 (Call 12/15/22)	664	705,441
4.88%, 03/15/42 (Call 09/15/41)	150	188,548
5.45%, 06/09/44 (Call 12/09/43)	555	744,350
5.88%, 04/01/35	535	754,098
6.25%, 10/01/39	411	585,813
Rio Tinto Alcan Inc., 6.13%, 12/15/33	568	822,406
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	1,497	1,656,915
5.20%, 11/02/40	571	791,655
7.13%, 07/15/28	465	646,385
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	756	913,260
4.75%, 03/22/42 (Call 09/22/41)	199	263,535
Southern Copper Corp.
3.50%, 11/08/22	65	67,113
3.88%, 04/23/25	775	826,828
5.25%, 11/08/42(a)	865	1,007,725
5.88%, 04/23/45(a)	775	986,914
6.75%, 04/16/40	335	460,520
7.50%, 07/27/35(a)	600	847,125
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	530	528,757
5.40%, 02/01/43 (Call 08/01/42)	235	240,919
6.00%, 08/15/40 (Call 02/15/40)	351	397,448
6.13%, 10/01/35	430	511,458
6.25%, 07/15/41 (Call 01/15/41)(a)	332	383,251
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)	175	193,118
		51,708,846

50	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	$405	$483,262

Oil & Gas — 6.3%
Aker BP ASA, 4.75%, 06/15/24 (Call 06/15/21)(b)	500	520,328
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	582	593,708
4.25%, 01/15/30 (Call 10/15/29)(a)	426	447,287
4.25%, 01/15/44 (Call 07/15/43)	870	773,678
4.38%, 10/15/28 (Call 07/15/28)	267	280,997
4.75%, 04/15/43 (Call 10/15/42)	1,048	989,766
5.10%, 09/01/40 (Call 03/01/40)(a)	771	784,481
5.25%, 02/01/42 (Call 08/01/41)	450	464,462
5.35%, 07/01/49 (Call 01/01/49)(a)	75	77,759
BG Energy Capital PLC, 4.00%, 10/15/21(b)	1,290	1,342,010
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)(a)	670	676,152
2.52%, 09/19/22 (Call 08/19/22)(a)	490	501,741
2.75%, 05/10/23	803	834,020
3.02%, 01/16/27 (Call 10/16/26)	558	593,084
3.12%, 05/04/26 (Call 02/04/26)	709	757,266
3.22%, 11/28/23 (Call 09/28/23)	798	839,111
3.22%, 04/14/24 (Call 02/14/24)	625	663,892
3.25%, 05/06/22	502	521,258
3.41%, 02/11/26 (Call 12/11/25)	352	383,040
3.59%, 04/14/27 (Call 01/14/27)(a)	1,143	1,255,151
3.79%, 02/06/24 (Call 01/06/24)	50	53,975
3.80%, 09/21/25 (Call 07/21/25)(a)	1,139	1,258,947
3.94%, 09/21/28 (Call 06/21/28)	635	720,483
4.23%, 11/06/28 (Call 08/06/28)(a)	760	881,554
4.74%, 03/11/21	250	257,963
BP Capital Markets PLC
2.50%, 11/06/22	547	561,823
3.06%, 03/17/22	655	675,874
3.12%, 05/04/26 (Call 02/04/26)	100	106,864
3.25%, 05/06/22(a)	75	77,736
3.28%, 09/19/27 (Call 06/19/27)(a)	421	452,565
3.51%, 03/17/25(a)	1,402	1,524,455
3.54%, 11/04/24	325	352,526
3.56%, 11/01/21	1,055	1,091,037
3.72%, 11/28/28 (Call 08/28/28)	815	907,782
3.81%, 02/10/24	774	836,187
3.99%, 09/26/23	794	859,976
Burlington Resources LLC
5.95%, 10/15/36	445	618,739
7.20%, 08/15/31	200	288,964
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	1,110	1,145,822
3.45%, 11/15/21 (Call 08/15/21)(a)	890	914,808
3.80%, 04/15/24 (Call 01/15/24)	540	571,526
3.85%, 06/01/27 (Call 03/01/27)	598	635,458
3.90%, 02/01/25 (Call 11/01/24)	833	902,388
4.95%, 06/01/47 (Call 12/01/46)	333	395,936
6.25%, 03/15/38	651	848,981
6.45%, 06/30/33	695	931,996
6.50%, 02/15/37	200	267,319
6.75%, 02/01/39(a)	210	294,247
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,149	1,181,842
4.25%, 04/15/27 (Call 01/15/27)(a)	1,050	1,126,136
5.25%, 06/15/37 (Call 12/15/36)	930	993,056
	Par
Security	(000)	Value

Oil & Gas (continued)
5.40%, 06/15/47 (Call 12/15/46)	$104	$114,008
6.75%, 11/15/39	734	908,061
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	740	746,889
2.36%, 12/05/22 (Call 09/05/22)	1,292	1,323,839
2.41%, 03/03/22 (Call 01/03/22)	583	595,102
2.50%, 03/03/22 (Call 02/03/22)(a)	739	754,402
2.57%, 05/16/23 (Call 03/16/23)	448	463,730
2.90%, 03/03/24 (Call 01/03/24)	1,015	1,064,967
2.95%, 05/16/26 (Call 02/16/26)(a)	1,179	1,261,560
3.19%, 06/24/23 (Call 03/24/23)(a)	1,017	1,066,872
3.33%, 11/17/25 (Call 08/17/25)(a)	495	543,775
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)(a)	639	662,751
4.38%, 06/01/24 (Call 03/01/24)(a)	797	845,633
4.38%, 03/15/29 (Call 12/15/28)	597	624,895
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	500	663,125
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)(b)	1,055	1,101,486
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,050	1,103,813
3.00%, 05/09/23	1,630	1,689,597
3.30%, 09/30/49 (Call 03/30/49)	200	218,188
4.25%, 05/09/43	100	123,875
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	250	308,125
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	565	610,023
4.38%, 05/02/28	1,165	1,342,663
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	330	361,763
4.88%, 04/30/44	390	520,065
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	1,400	1,469,125
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	717	745,348
4.30%, 08/15/28 (Call 05/15/28)	800	870,303
4.38%, 01/15/25 (Call 03/30/20)	420	434,764
4.85%, 08/15/48 (Call 02/15/48)	605	665,718
4.88%, 10/01/47 (Call 04/01/47)(a)	462	544,266
Conoco Funding Co., 7.25%, 10/15/31	355	511,547
ConocoPhillips
5.90%, 10/15/32	855	1,148,634
5.90%, 05/15/38	759	1,051,778
6.50%, 02/01/39	1,130	1,673,234
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	113	115,246
3.35%, 11/15/24 (Call 08/15/24)	85	91,148
4.30%, 11/15/44 (Call 05/15/44)	185	222,004
4.95%, 03/15/26 (Call 12/15/25)	647	756,489
5.95%, 03/15/46 (Call 09/15/45)	638	947,376
ConocoPhillips Holding Co., 6.95%, 04/15/29	870	1,187,175
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	825	839,414
4.38%, 01/15/28 (Call 10/15/27)	765	745,455
4.50%, 04/15/23 (Call 01/15/23)	1,019	1,067,385
4.90%, 06/01/44 (Call 12/01/43)(a)	440	388,006
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	771	789,940
5.00%, 06/15/45 (Call 12/15/44)	1,098	1,180,200
5.60%, 07/15/41 (Call 01/15/41)	387	440,093
5.85%, 12/15/25 (Call 09/15/25)	415	492,531

S c h e d u l e o f I n v e s t m e n t s	51

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)(a)	$240	$244,877
3.25%, 12/01/26 (Call 10/01/26)	160	162,442
3.50%, 12/01/29 (Call 09/01/29)	800	789,839
5.38%, 05/31/25 (Call 05/31/20)	100	104,423
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	75	79,289
Ecopetrol SA
4.13%, 01/16/25	1,042	1,097,747
5.38%, 06/26/26 (Call 03/26/26)	823	923,303
5.88%, 09/18/23	915	1,012,676
5.88%, 05/28/45(a)	649	775,555
7.38%, 09/18/43	1,027	1,397,362
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	260	270,806
4.50%, 09/14/47 (Call 03/14/47)(b)	790	815,058
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	230	263,627
Series X-R, 4.00%, 09/12/23(b)	637	683,058
Series X-R, 4.75%, 09/12/28(b)	1,550	1,825,342
Eni USA Inc., 7.30%, 11/15/27	70	93,171
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	393	404,542
3.15%, 04/01/25 (Call 01/01/25)	425	451,680
3.90%, 04/01/35 (Call 10/01/34)(a)	336	393,230
4.15%, 01/15/26 (Call 10/15/25)(a)	285	319,832
Equinor ASA
2.45%, 01/17/23	1,238	1,275,052
2.65%, 01/15/24	618	645,714
2.75%, 11/10/21(a)	375	384,405
3.15%, 01/23/22	596	616,322
3.25%, 11/10/24	374	402,568
3.25%, 11/18/49 (Call 05/18/49)	55	58,622
3.63%, 09/10/28 (Call 06/10/28)(a)	915	1,033,212
3.70%, 03/01/24	402	435,878
3.95%, 05/15/43	1,370	1,593,351
4.25%, 11/23/41	675	820,386
4.80%, 11/08/43	405	535,031
5.10%, 08/17/40(a)	682	910,452
7.25%, 09/23/27	250	338,803
Exxon Mobil Corp.
1.90%, 08/16/22	135	136,714
2.02%, 08/16/24 (Call 07/16/24)	697	712,993
2.22%, 03/01/21 (Call 02/01/21)	1,375	1,381,055
2.28%, 08/16/26 (Call 06/16/26)	50	51,649
2.40%, 03/06/22 (Call 01/06/22)	1,029	1,047,502
2.44%, 08/16/29 (Call 05/16/29)	229	238,562
2.71%, 03/06/25 (Call 12/06/24)	600	630,235
2.73%, 03/01/23 (Call 01/01/23)	1,162	1,203,929
3.00%, 08/16/39 (Call 02/16/39)	1,425	1,487,679
3.04%, 03/01/26 (Call 12/01/25)(a)	1,570	1,684,273
3.10%, 08/16/49 (Call 02/16/49)(a)	1,375	1,418,692
3.18%, 03/15/24 (Call 12/15/23)	500	529,778
3.57%, 03/06/45 (Call 09/06/44)	573	635,570
4.11%, 03/01/46 (Call 09/01/45)(a)	502	606,607
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/22(b)	1,000	1,052,500
4.95%, 02/06/28(b)	1,000	1,113,000
7.29%, 08/16/37(b)	1,000	1,379,688
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)(a)	392	407,135
	Par
Security	(000)	Value

Oil & Gas (continued)
4.30%, 04/01/27 (Call 01/01/27)(a)	$985	$1,042,876
5.60%, 02/15/41	807	870,804
5.80%, 04/01/47 (Call 10/01/46)	640	708,290
6.00%, 01/15/40(a)	395	441,125
7.13%, 03/15/33(a)	257	326,055
7.30%, 08/15/31(a)	119	152,355
7.88%, 10/01/29	275	359,337
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	545	608,959
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	309	319,220
4.00%, 04/15/24 (Call 01/15/24)	560	598,348
4.40%, 04/15/29 (Call 01/15/29)	365	393,652
6.80%, 09/15/37	50	66,563
KazMunayGas National Co. JSC
5.38%, 04/24/30(b)	650	756,031
6.38%, 10/24/48(b)	850	1,122,133
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	536	545,110
3.85%, 06/01/25 (Call 03/01/25)(a)	560	591,822
4.40%, 07/15/27 (Call 04/15/27)(a)	467	510,699
5.20%, 06/01/45 (Call 12/01/44)(a)	329	367,650
6.60%, 10/01/37(a)	535	659,732
6.80%, 03/15/32	525	658,363
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	387	412,090
3.80%, 04/01/28 (Call 01/01/28)(a)	320	347,785
4.50%, 04/01/48 (Call 10/01/47)	440	501,707
4.75%, 12/15/23 (Call 10/15/23)	588	641,907
4.75%, 09/15/44 (Call 03/15/44)	697	798,785
5.00%, 09/15/54 (Call 03/15/54)	406	453,686
5.13%, 03/01/21	389	402,270
5.13%, 12/15/26 (Call 09/15/26)(a)	625	734,796
5.38%, 10/01/22 (Call 03/30/20)	50	50,517
5.85%, 12/15/45 (Call 06/15/45)	280	340,398
6.50%, 03/01/41 (Call 09/01/40)	360	485,416
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	745	955,316
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)(a)	490	520,503
5.63%, 07/01/24	600	653,063
5.75%, 01/30/22	690	739,768
Nexen Inc.
5.88%, 03/10/35	460	633,075
6.40%, 05/15/37	1,093	1,619,689
7.50%, 07/30/39	567	956,635
7.88%, 03/15/32	310	476,625
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)(a)	510	528,215
3.90%, 11/15/24 (Call 08/15/24)(a)	425	452,177
4.20%, 10/15/49 (Call 04/15/49)(a)	420	394,741
4.95%, 08/15/47 (Call 02/15/47)(a)	420	441,997
5.05%, 11/15/44 (Call 05/15/44)	361	370,061
5.25%, 11/15/43 (Call 05/15/43)(a)	605	639,707
6.00%, 03/01/41 (Call 09/01/40)	725	830,839
Occidental Petroleum Corp.
0.00%, 10/10/36(f)	390	192,090
2.60%, 04/15/22 (Call 03/15/22)	445	453,108
2.70%, 08/15/22(a)	885	902,044
2.70%, 02/15/23 (Call 11/15/22)	1,192	1,207,342
2.90%, 08/15/24 (Call 07/15/24)	550	559,317
3.00%, 02/15/27 (Call 11/15/26)	677	671,718

52	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.13%, 02/15/22 (Call 11/15/21)	$597	$611,108
3.20%, 08/15/26 (Call 06/15/26)	510	519,371
3.40%, 04/15/26 (Call 01/15/26)	614	628,237
3.50%, 06/15/25 (Call 03/15/25)	593	611,922
3.50%, 08/15/29 (Call 05/15/29)	737	741,499
4.10%, 02/15/47 (Call 08/15/46)	668	609,583
4.20%, 03/15/48 (Call 09/15/47)(a)	475	442,953
4.30%, 08/15/39 (Call 02/15/39)	485	465,356
4.40%, 04/15/46 (Call 10/15/45)	641	581,292
4.40%, 08/15/49 (Call 02/15/49)(a)	220	209,136
4.50%, 07/15/44 (Call 01/15/44)	464	443,439
4.63%, 06/15/45 (Call 12/15/44)	815	792,639
5.55%, 03/15/26 (Call 12/15/25)(a)	249	282,303
6.20%, 03/15/40	831	978,297
6.45%, 09/15/36(a)	897	1,061,232
6.60%, 03/15/46 (Call 09/15/45)	691	839,522
6.95%, 07/01/24	435	512,201
7.88%, 09/15/31(a)	263	343,128
7.95%, 06/15/39	284	382,103
Ovintiv Inc, 3.90%, 11/15/21 (Call 08/15/21)	855	881,997
Ovintiv Inc.
6.50%, 08/15/34	595	641,015
6.50%, 02/01/38	360	397,550
7.38%, 11/01/31	350	425,889
8.13%, 09/15/30	367	462,485
Patterson-UTI Energy Inc., 3.95%, 02/01/28
(Call 11/01/27)(a)	406	391,440
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(b)	600	596,193
4.30%, 05/20/23(b)	1,125	1,192,500
4.70%, 07/30/49(b)	1,000	1,089,455
5.63%, 05/20/43(b)	600	725,979
6.00%, 05/03/42(b)	75	94,554
6.45%, 05/30/44(b)	1,000	1,331,165
6.50%, 05/27/41(b)	1,000	1,317,700
Petroleos del Peru SA
4.75%, 06/19/32(b)	870	974,536
5.63%, 06/19/47(b)	600	725,250
Petroleos Mexicanos
4.25%, 01/15/25	525	527,133
4.50%, 01/23/26	625	610,938
4.63%, 09/21/23(a)	1,385	1,429,064
4.88%, 01/18/24	580	603,780
5.35%, 02/12/28(a)	1,431	1,398,087
5.50%, 06/27/44	778	683,483
5.63%, 01/23/46	1,115	975,012
5.95%, 01/28/31 (Call 10/28/30)(b)	4,957	4,789,701
6.35%, 02/12/48	2,509	2,322,581
6.38%, 01/23/45(a)	1,660	1,561,877
6.49%, 01/23/27 (Call 11/23/26)(b)	555	581,363
6.50%, 03/13/27	2,063	2,155,381
6.50%, 01/23/29(a)	300	307,924
6.50%, 06/02/41	1,514	1,461,483
6.63%, 06/15/35	1,485	1,485,743
6.63%, 06/15/38	50	49,000
6.75%, 09/21/47	2,490	2,384,393
6.84%, 01/23/30 (Call 10/23/29)(b)	2,630	2,741,775
6.88%, 08/04/26	1,600	1,740,320
6.95%, 01/28/60 (Call 07/28/59)(b)	1,500	1,440,000
7.69%, 01/23/50 (Call 07/23/49)(a)(b)	3,670	3,816,286
	Par
Security	(000)	Value

Oil & Gas (continued)
Petronas Capital Ltd.
3.13%, 03/18/22(b)	$970	$997,281
3.50%, 03/18/25(b)	1,225	1,317,641
4.50%, 03/18/45(a)(b)	800	1,020,596
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	530	584,544
4.30%, 04/01/22	1,200	1,262,904
4.65%, 11/15/34 (Call 05/15/34)	569	685,045
4.88%, 11/15/44 (Call 05/15/44)	1,396	1,678,721
5.88%, 05/01/42	633	860,293
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	633	662,341
4.45%, 01/15/26 (Call 10/15/25)(a)	121	135,208
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(b)	400	454,000
Reliance Industries Ltd., 4.13%, 01/28/25(b)	500	539,219
Saudi Arabian Oil Co.
2.88%, 04/16/24(b)	467	478,857
3.50%, 04/16/29(a)(b)	1,510	1,602,959
4.25%, 04/16/39(b)	2,445	2,695,612
4.38%, 04/16/49(b)	1,467	1,654,730
Shell International Finance BV
1.75%, 09/12/21	720	723,304
1.88%, 05/10/21	861	864,777
2.25%, 01/06/23	900	922,212
2.38%, 08/21/22	826	846,272
2.38%, 11/07/29 (Call 08/07/29)	389	396,551
2.50%, 09/12/26	925	960,513
2.88%, 05/10/26	1,160	1,235,011
3.13%, 11/07/49 (Call 05/07/49)(a)	710	733,160
3.25%, 05/11/25	1,190	1,280,873
3.40%, 08/12/23	580	618,252
3.50%, 11/13/23 (Call 10/13/23)	1,019	1,086,692
3.63%, 08/21/42	54	58,177
3.75%, 09/12/46	774	883,847
3.88%, 11/13/28 (Call 08/13/28)	52	58,938
4.00%, 05/10/46	1,235	1,445,370
4.13%, 05/11/35	565	680,325
4.38%, 05/11/45	1,829	2,253,986
4.55%, 08/12/43	625	780,486
5.50%, 03/25/40	665	922,395
6.38%, 12/15/38	2,020	3,044,497
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	1,935	2,008,167
Sinopec Group Overseas Development 2014 Ltd., 4.38%,
04/10/24(b)	200	219,000
Sinopec Group Overseas Development 2015 Ltd., 3.25%,
04/28/25(a)(b)	565	601,019
Sinopec Group Overseas Development 2016 Ltd.
2.00%, 09/29/21(b)	400	401,500
2.75%, 05/03/21(b)	250	252,891
2.75%, 09/29/26(b)	500	519,219
Sinopec Group Overseas Development 2017 Ltd.
2.50%, 09/13/22(b)	1,360	1,386,775
3.00%, 04/12/22(a)(b)	1,040	1,067,625
3.63%, 04/12/27(b)	1,000	1,089,522
4.00%, 09/13/47(b)	550	661,375
Sinopec Group Overseas Development 2018 Ltd.
2.50%, 08/08/24 (Call 07/08/24)(b)	500	514,375
2.50%, 11/12/24 (Call 10/12/24)(b)	1,000	1,030,000
2.95%, 08/08/29 (Call 05/08/29)(b)	200	210,250
2.95%, 11/12/29 (Call 08/12/29)(b)	1,200	1,260,000

S c h e d u l e o f I n v e s t m e n t s	53

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.68%, 08/08/49 (Call 02/08/49)(b)	$2,180	$2,493,375
3.75%, 09/12/23(b)	300	319,313
4.13%, 09/12/25(a)(b)	400	443,875
4.25%, 09/12/28(a)(b)	600	687,375
4.60%, 09/12/48(b)	560	738,847
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	784	847,587
4.00%, 11/15/47 (Call 05/15/47)	465	510,305
5.95%, 12/01/34	190	262,760
5.95%, 05/15/35	190	262,278
6.50%, 06/15/38	825	1,174,648
6.80%, 05/15/38	912	1,330,152
6.85%, 06/01/39	645	947,194
7.15%, 02/01/32	55	81,017
9.25%, 10/15/21	75	84,291
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(b)	1,000	1,013,750
Total Capital Canada Ltd., 2.75%, 07/15/23	125	130,160
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	500	518,684
2.70%, 01/25/23	1,223	1,264,716
2.75%, 06/19/21	750	762,045
2.83%, 01/10/30 (Call 10/10/29)	625	661,671
2.88%, 02/17/22	590	607,399
3.46%, 02/19/29 (Call 11/19/28)	394	436,218
3.46%, 07/12/49 (Call 01/12/49)(a)	640	697,996
3.70%, 01/15/24	377	406,830
3.75%, 04/10/24	610	663,693
Total Capital SA
3.88%, 10/11/28	762	871,358
4.25%, 12/15/21	700	737,847
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	669	714,376
3.65%, 03/15/25	425	458,388
4.00%, 04/01/29 (Call 01/01/29)	804	869,514
4.35%, 06/01/28 (Call 03/01/28)	605	680,727
4.90%, 03/15/45(a)	570	652,768
6.63%, 06/15/37	746	1,013,248
7.50%, 04/15/32	510	703,775
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(a)(b)	165	174,162
4.50%, 03/04/29 (Call 12/04/28)(b)	1,400	1,549,556
XTO Energy Inc., 6.75%, 08/01/37	120	183,726
		268,745,553
Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	860	1,046,093
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	525	537,780
3.14%, 11/07/29 (Call 08/07/29)	520	533,616
3.34%, 12/15/27 (Call 09/15/27)	527	553,708
4.08%, 12/15/47 (Call 06/15/47)	842	875,807
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	500	512,969
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	1,245	1,273,907
3.50%, 08/01/23 (Call 05/01/23)	1,224	1,288,807
3.80%, 11/15/25 (Call 08/15/25)	1,447	1,587,354
4.50%, 11/15/41 (Call 05/15/41)	320	350,434
4.75%, 08/01/43 (Call 02/01/43)	539	586,873
4.85%, 11/15/35 (Call 05/15/35)	657	759,233
5.00%, 11/15/45 (Call 05/15/45)	1,416	1,536,705
	Par
Security	(000)	Value

Oil & Gas Services (continued)
6.70%, 09/15/38	$250	$344,524
7.45%, 09/15/39	369	547,458
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	546	555,808
3.60%, 12/01/29 (Call 09/01/29)	744	760,978
3.95%, 12/01/42 (Call 06/01/42)	472	450,362
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22
(Call 10/20/22)(b)	775	797,761
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(a)(b)	1,285	1,373,379
3.90%, 05/17/28 (Call 02/17/28)(a)(b)	1,075	1,158,864
4.00%, 12/21/25 (Call 09/21/25)(a)(b)	625	687,003
Schlumberger Investment SA
3.30%, 09/14/21 (Call 06/14/21)(a)(b)	575	591,178
3.65%, 12/01/23 (Call 09/01/23)	1,269	1,354,171
		20,064,772
Packaging & Containers — 0.2%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(b)	50	51,900
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)(a)	430	452,662
3.65%, 09/15/24 (Call 06/15/24)	140	151,835
4.05%, 12/15/49 (Call 06/15/49)(a)	250	279,252
4.50%, 11/01/23 (Call 08/01/23)	430	471,654
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	377	506,737
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)(a)	100	106,279
4.90%, 03/01/22	70	74,493
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	795	834,997
3.38%, 09/15/27 (Call 06/15/27)	332	352,884
3.75%, 03/15/25 (Call 01/15/25)	2,592	2,805,173
3.90%, 06/01/28 (Call 03/01/28)	115	126,258
4.00%, 03/15/28 (Call 12/15/27)	75	82,877
4.20%, 06/01/32 (Call 03/01/32)(a)	345	398,598
4.65%, 03/15/26 (Call 01/15/26)(a)	615	708,234
4.90%, 03/15/29 (Call 12/15/28)	990	1,161,415
		8,565,248
Pharmaceuticals — 6.1%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	1,255	1,262,351
2.30%, 11/21/22(b)	1,400	1,422,436
2.60%, 11/21/24 (Call 10/21/24)(a)(b)	1,500	1,549,968
2.85%, 05/14/23 (Call 03/14/23)(a)	672	694,134
2.90%, 11/06/22	1,229	1,268,254
2.95%, 11/21/26 (Call 09/21/26)(b)	1,638	1,715,026
3.20%, 11/06/22 (Call 09/06/22)	615	636,526
3.20%, 05/14/26 (Call 02/14/26)	1,820	1,921,642
3.20%, 11/21/29 (Call 08/21/29)(b)	2,300	2,425,977
3.38%, 11/14/21	905	932,759
3.60%, 05/14/25 (Call 02/14/25)	1,591	1,716,238
3.75%, 11/14/23 (Call 10/14/23)	200	214,695
4.05%, 11/21/39 (Call 05/21/39)(b)	2,190	2,426,104
4.25%, 11/14/28 (Call 08/14/28)	1,557	1,779,045
4.25%, 11/21/49 (Call 05/21/49)(b)	2,970	3,357,960
4.30%, 05/14/36 (Call 11/14/35)	1,410	1,610,642
4.40%, 11/06/42	959	1,105,881
4.45%, 05/14/46 (Call 11/14/45)(a)	1,560	1,799,776
4.50%, 05/14/35 (Call 11/14/34)	1,705	2,006,936
4.70%, 05/14/45 (Call 11/14/44)	1,305	1,544,174

54	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.88%, 11/14/48 (Call 05/14/48)(a)	$942	$1,159,044
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	866	902,457
4.63%, 10/01/42 (Call 04/01/42)	25	28,221
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	3,418	3,541,357
3.80%, 03/15/25 (Call 12/15/24)	1,570	1,715,743
3.85%, 06/15/24 (Call 03/15/24)	429	465,091
4.55%, 03/15/35 (Call 09/15/34)	1,440	1,722,558
4.75%, 03/15/45 (Call 09/15/44)	566	688,668
4.85%, 06/15/44 (Call 12/15/43)	746	906,453
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	975	1,005,870
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	1,071	1,128,275
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)(a)	485	517,446
3.40%, 05/15/24 (Call 02/15/24)	580	616,665
3.45%, 12/15/27 (Call 09/15/27)(a)	439	475,361
3.50%, 11/15/21 (Call 08/15/21)	920	945,557
4.25%, 03/01/45 (Call 09/01/44)	130	142,064
4.30%, 12/15/47 (Call 06/15/47)(a)	470	533,059
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)(a)	185	189,055
3.13%, 06/12/27 (Call 03/12/27)(a)	1,079	1,170,690
3.38%, 11/16/25	884	968,475
3.50%, 08/17/23 (Call 07/17/23)	535	571,706
4.00%, 01/17/29 (Call 10/17/28)	250	287,449
4.00%, 09/18/42	156	186,517
4.38%, 11/16/45	901	1,168,111
4.38%, 08/17/48 (Call 02/17/48)(a)	780	995,368
6.45%, 09/15/37	934	1,382,958
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	115	120,801
3.50%, 06/25/21 (Call 05/25/21)(b)	815	833,451
3.88%, 12/15/23 (Call 11/15/23)(a)(b)	1,095	1,178,072
3.95%, 04/15/45 (Call 10/15/44)(b)	815	853,865
4.20%, 07/15/34 (Call 01/15/34)(a)(b)	727	817,724
4.25%, 12/15/25 (Call 10/15/25)(b)	660	738,877
4.38%, 12/15/28 (Call 09/15/28)(b)	1,480	1,685,328
4.40%, 07/15/44 (Call 01/15/44)(b)	394	437,422
4.65%, 11/15/43 (Call 05/15/43)(b)	110	120,858
4.70%, 07/15/64 (Call 01/15/64)(a)(b)	501	553,722
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,225	1,488,670
Bayer U.S. Finance LLC
3.00%, 10/08/21(b)	1,125	1,150,991
3.38%, 10/08/24(b)	545	578,974
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	2,304	2,362,657
3.13%, 11/08/21	677	692,724
3.30%, 03/01/23 (Call 12/01/22)(a)	275	284,774
3.36%, 06/06/24 (Call 04/06/24)	1,445	1,531,998
3.70%, 06/06/27 (Call 03/06/27)	514	567,238
3.73%, 12/15/24 (Call 09/15/24)	978	1,059,226
4.67%, 06/06/47 (Call 12/06/46)	865	1,095,064
4.69%, 12/15/44 (Call 06/15/44)	569	709,283
6.00%, 05/15/39	145	189,629
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	370	378,011
2.25%, 08/15/21(b)	60	60,769
2.60%, 05/16/22(b)	600	615,653
2.75%, 02/15/23 (Call 01/15/23)(b)	450	467,120
	Par
Security	(000)	Value

Pharmaceuticals (continued)
2.90%, 07/26/24 (Call 06/26/24)(a)(b)	$1,212	$1,280,213
3.20%, 06/15/26 (Call 04/15/26)(b)	1,075	1,173,787
3.25%, 08/15/22(b)	577	603,264
3.25%, 02/20/23 (Call 01/20/23)(b)	625	657,580
3.25%, 11/01/23(a)	25	26,609
3.25%, 02/27/27	780	864,082
3.25%, 08/01/42	125	138,977
3.40%, 07/26/29 (Call 04/26/29)(b)	139	155,933
3.45%, 11/15/27 (Call 08/15/27)(b)	359	399,687
3.55%, 08/15/22(b)	176	185,301
3.63%, 05/15/24 (Call 02/15/24)(b)	596	643,175
3.88%, 08/15/25 (Call 05/15/25)(a)(b)	380	421,468
3.90%, 02/20/28 (Call 11/20/27)(a)(b)	1,010	1,147,779
4.00%, 08/15/23(b)	150	162,660
4.13%, 06/15/39 (Call 12/15/38)(b)	1,687	2,054,524
4.25%, 10/26/49 (Call 04/26/49)(a)(b)	2,148	2,756,946
4.35%, 11/15/47 (Call 05/15/47)(b)	785	1,011,478
4.50%, 03/01/44 (Call 09/01/43)(a)	550	723,114
4.55%, 02/20/48 (Call 08/20/47)(b)	770	1,015,675
4.63%, 05/15/44 (Call 11/15/43)(a)(b)	500	650,316
5.00%, 08/15/45 (Call 02/15/45)(b)	1,117	1,529,011
5.25%, 08/15/43(b)	1,020	1,395,577
7.15%, 06/15/23	60	70,511
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	275	281,457
3.08%, 06/15/24 (Call 04/15/24)	732	763,468
3.20%, 06/15/22	620	641,545
3.20%, 03/15/23	100	104,403
3.41%, 06/15/27 (Call 03/15/27)(a)	351	373,920
3.75%, 09/15/25 (Call 06/15/25)	735	799,215
4.37%, 06/15/47 (Call 12/15/46)	382	413,901
4.50%, 11/15/44 (Call 05/15/44)	525	561,851
4.60%, 03/15/43	357	387,072
4.90%, 09/15/45 (Call 03/15/45)	50	56,537
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(b)	773	803,777
3.05%, 11/30/22 (Call 10/31/22)(b)	259	267,630
3.05%, 10/15/27 (Call 07/15/27)(b)	175	183,414
3.25%, 04/15/25 (Call 01/15/25)(b)	607	645,118
3.40%, 09/17/21	675	693,123
3.40%, 03/01/27 (Call 12/01/26)(a)(b)	775	829,218
3.50%, 06/15/24 (Call 03/17/24)(b)	606	646,781
3.75%, 07/15/23 (Call 06/15/23)	1,289	1,374,278
3.88%, 10/15/47 (Call 04/15/47)(b)	590	624,182
3.90%, 02/15/22(b)	947	986,740
4.00%, 02/15/22 (Call 11/15/21)(b)	311	322,985
4.13%, 11/15/25 (Call 09/15/25)	1,422	1,584,349
4.38%, 10/15/28 (Call 07/15/28)	1,582	1,801,268
4.50%, 02/25/26 (Call 11/27/25)(b)	367	415,312
4.75%, 11/15/21(b)	765	804,500
4.80%, 08/15/38 (Call 02/15/38)(a)	1,215	1,460,109
4.80%, 07/15/46 (Call 01/16/46)(b)	1,029	1,236,857
4.90%, 12/15/48 (Call 06/15/48)	1,605	1,989,623
6.13%, 11/15/41(b)	664	905,679
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)(a)	1,160	1,166,859
2.63%, 08/15/24 (Call 07/15/24)	550	566,307
2.75%, 12/01/22 (Call 09/01/22)	1,523	1,565,899
2.88%, 06/01/26 (Call 03/01/26)	1,019	1,056,984
3.00%, 08/15/26 (Call 06/15/26)(a)	1,125	1,180,146

S c h e d u l e o f I n v e s t m e n t s	55

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.25%, 08/15/29 (Call 05/15/29)	$1,682	$1,770,921
3.35%, 03/09/21	744	756,285
3.38%, 08/12/24 (Call 05/12/24)(a)	835	885,843
3.50%, 07/20/22 (Call 05/20/22)	499	518,243
3.70%, 03/09/23 (Call 02/09/23)	4,246	4,485,421
3.88%, 07/20/25 (Call 04/20/25)	1,793	1,959,151
4.00%, 12/05/23 (Call 09/05/23)	1,088	1,168,372
4.10%, 03/25/25 (Call 01/25/25)	1,930	2,115,892
4.30%, 03/25/28 (Call 12/25/27)(a)	5,316	5,956,052
4.75%, 12/01/22 (Call 09/01/22)	250	268,181
4.78%, 03/25/38 (Call 09/25/37)	2,788	3,279,734
4.88%, 07/20/35 (Call 01/20/35)	125	151,114
5.00%, 12/01/24 (Call 09/01/24)	25	28,133
5.05%, 03/25/48 (Call 09/25/47)(a)	3,911	4,809,091
5.13%, 07/20/45 (Call 01/20/45)	2,313	2,827,348
5.30%, 12/05/43 (Call 06/05/43)	575	711,045
6.13%, 09/15/39(a)	168	221,784
6.25%, 06/01/27(a)	100	123,147
Eli Lilly & Co.
2.35%, 05/15/22	2,531	2,588,340
2.75%, 06/01/25 (Call 03/01/25)(a)	1,620	1,735,466
3.10%, 05/15/27 (Call 02/15/27)(a)	600	655,595
3.95%, 03/15/49 (Call 09/15/48)	853	1,048,131
4.15%, 03/15/59 (Call 09/15/58)	1,065	1,338,393
5.50%, 03/15/27	585	734,084
EMD Finance LLC
2.95%, 03/19/22 (Call 01/19/22)(a)(b)	1,295	1,327,330
3.25%, 03/19/25 (Call 12/19/24)(a)(b)	801	860,347
Express Scripts Holding Co., 3.50%, 06/15/24
(Call 03/17/24)(a)	105	111,185
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	653	679,685
3.38%, 05/15/23	1,440	1,523,090
3.63%, 05/15/25(a)	1,175	1,295,254
3.88%, 05/15/28	1,675	1,921,214
4.20%, 03/18/43	75	94,695
5.38%, 04/15/34(a)	75	104,797
6.38%, 05/15/38	1,354	2,092,981
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	1,309	1,354,838
2.88%, 06/01/22 (Call 05/01/22)	950	979,597
3.13%, 05/14/21	275	281,428
3.38%, 06/01/29 (Call 03/01/29)(a)	325	361,750
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)(a)	743	744,284
2.05%, 03/01/23 (Call 01/01/23)(a)	472	483,245
2.25%, 03/03/22 (Call 02/03/22)	788	802,349
2.45%, 12/05/21	95	96,752
2.45%, 03/01/26 (Call 12/01/25)(a)	774	814,433
2.63%, 01/15/25 (Call 11/15/24)	351	371,338
2.90%, 01/15/28 (Call 10/15/27)(a)	796	867,650
2.95%, 03/03/27 (Call 12/03/26)(a)	318	347,067
3.38%, 12/05/23(a)	575	620,316
3.40%, 01/15/38 (Call 07/15/37)	930	1,059,475
3.50%, 01/15/48 (Call 07/15/47)	662	789,783
3.55%, 03/01/36 (Call 09/01/35)	870	1,018,152
3.63%, 03/03/37 (Call 09/03/36)(a)	1,000	1,151,099
3.70%, 03/01/46 (Call 09/01/45)	813	987,527
3.75%, 03/03/47 (Call 09/03/46)	705	866,331
4.38%, 12/05/33 (Call 06/05/33)	603	756,237
	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.50%, 09/01/40	$305	$403,750
4.50%, 12/05/43 (Call 06/05/43)	225	292,172
4.85%, 05/15/41	55	74,008
4.95%, 05/15/33	75	98,767
5.95%, 08/15/37	852	1,293,563
6.73%, 11/15/23	325	385,027
6.95%, 09/01/29	125	181,241
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	1,663	1,705,285
2.85%, 03/15/23 (Call 12/15/22)	990	1,021,758
3.80%, 03/15/24 (Call 12/15/23)(a)	852	916,300
3.95%, 02/16/28 (Call 11/16/27)(a)	530	586,345
4.75%, 05/30/29 (Call 02/28/29)	390	457,760
4.88%, 03/15/44 (Call 09/15/43)	90	107,352
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	506	568,851
4.60%, 06/01/44 (Call 12/01/43)	726	928,818
Merck & Co. Inc.
2.35%, 02/10/22	1,009	1,025,217
2.40%, 09/15/22 (Call 06/15/22)(a)	903	921,614
2.75%, 02/10/25 (Call 11/10/24)	1,040	1,095,671
2.80%, 05/18/23	1,091	1,138,645
2.90%, 03/07/24 (Call 02/07/24)(a)	75	79,115
3.40%, 03/07/29 (Call 12/07/28)	1,491	1,666,464
3.60%, 09/15/42 (Call 03/15/42)	735	868,162
3.70%, 02/10/45 (Call 08/10/44)	1,255	1,487,844
3.90%, 03/07/39 (Call 09/07/38)	696	831,226
4.00%, 03/07/49 (Call 09/07/48)	1,250	1,580,125
4.15%, 05/18/43	686	869,511
Mylan Inc.
3.13%, 01/15/23(b)	705	731,195
4.20%, 11/29/23 (Call 08/29/23)(a)	480	517,118
4.55%, 04/15/28 (Call 01/15/28)(a)	627	707,299
5.20%, 04/15/48 (Call 10/15/47)	355	420,205
5.40%, 11/29/43 (Call 05/29/43)	518	624,598
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)(a)	985	1,000,809
3.95%, 06/15/26 (Call 03/15/26)	762	828,658
5.25%, 06/15/46 (Call 12/15/45)	610	732,544
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)	500	516,465
2.40%, 05/17/22 (Call 04/17/22)	2,730	2,798,360
2.40%, 09/21/22	830	854,261
2.75%, 08/14/50 (Call 02/14/50)	500	518,244
3.00%, 11/20/25 (Call 08/20/25)	875	946,304
3.10%, 05/17/27 (Call 02/17/27)	497	541,370
3.40%, 05/06/24	1,366	1,478,814
4.00%, 11/20/45 (Call 05/20/45)	927	1,157,144
4.40%, 05/06/44	1,080	1,386,091
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	385	411,955
4.38%, 03/15/26 (Call 12/15/25)	990	1,079,762
Pfizer Inc.
1.95%, 06/03/21	594	599,785
2.20%, 12/15/21	528	536,504
2.75%, 06/03/26	889	948,651
2.80%, 03/11/22	505	522,821
2.95%, 03/15/24 (Call 02/15/24)	255	269,658
3.00%, 06/15/23	680	712,803
3.00%, 12/15/26(a)	554	603,288

56	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.20%, 09/15/23 (Call 08/15/23)	$380	$403,801
3.40%, 05/15/24	629	680,151
3.45%, 03/15/29 (Call 12/15/28)(a)	1,167	1,307,850
3.60%, 09/15/28 (Call 06/15/28)	505	576,219
3.90%, 03/15/39 (Call 09/15/38)	845	1,008,990
4.00%, 12/15/36	795	967,887
4.00%, 03/15/49 (Call 09/15/48)(a)	545	676,815
4.10%, 09/15/38 (Call 03/15/38)(a)	830	1,016,668
4.13%, 12/15/46	849	1,032,623
4.20%, 09/15/48 (Call 03/15/48)	745	924,241
4.30%, 06/15/43	281	361,555
4.40%, 05/15/44	32	40,937
5.80%, 08/12/23	455	519,074
7.20%, 03/15/39	1,071	1,816,134
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	3,801	4,052,234
3.63%, 06/19/28 (Call 03/19/28)	806	926,863
4.00%, 03/29/21	350	359,316
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	1,661	1,683,108
2.88%, 09/23/23 (Call 07/23/23)	893	927,028
3.20%, 09/23/26 (Call 06/23/26)(a)	1,481	1,590,614
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)	800	834,074
4.40%, 11/26/23 (Call 10/26/23)	930	1,021,449
5.00%, 11/26/28 (Call 08/26/28)	1,897	2,317,196
Wyeth LLC
5.95%, 04/01/37	1,119	1,641,030
6.00%, 02/15/36	680	987,903
6.45%, 02/01/24	450	533,827
6.50%, 02/01/34	547	818,485
7.25%, 03/01/23	325	378,017
Zeneca Wilmington Inc., 7.00%, 11/15/23	646	773,138
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	775	833,008
3.25%, 08/20/21	345	354,322
3.25%, 02/01/23 (Call 11/01/22)(a)	458	480,034
3.90%, 08/20/28 (Call 05/20/28)	168	192,125
3.95%, 09/12/47 (Call 03/12/47)	574	676,179
4.45%, 08/20/48 (Call 02/20/48)(a)	430	553,740
4.50%, 11/13/25 (Call 08/13/25)	720	825,012
4.70%, 02/01/43 (Call 08/01/42)	162	209,018
		263,169,774
Pipelines — 3.7%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,575	1,846,687
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	360	390,152
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	650	721,924
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	50	51,746
4.45%, 07/15/27 (Call 04/15/27)(a)	575	603,370
4.80%, 05/03/29 (Call 02/03/29)(a)	365	387,865
4.95%, 12/15/24 (Call 09/15/24)	810	886,484
5.95%, 06/01/26 (Call 03/01/26)	263	303,440
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)(b)	258	277,895
3.40%, 01/15/38 (Call 07/15/37)(b)	1,000	1,077,366
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(b)	859	860,468
5.13%, 06/30/27 (Call 01/01/27)	600	669,234
	Par
Security	(000)	Value

Pipelines (continued)
7.00%, 06/30/24 (Call 01/01/24)	$350	$400,943
Colonial Pipeline Co., 4.25%, 04/15/48 (Call 10/15/47)(b)	100	116,256
Colorado Interstate Gas Co. LLC/Colorado Interstate
Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	25	27,136
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	691	770,336
5.80%, 06/01/45 (Call 12/01/44)(a)	420	566,029
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	375	417,895
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)(a)	540	550,662
4.15%, 09/15/29 (Call 06/15/29)(a)	567	537,423
4.40%, 03/15/27 (Call 12/15/26)(a)	790	789,039
4.95%, 05/15/28 (Call 02/15/28)	555	553,137
5.00%, 05/15/44 (Call 11/15/43)	135	119,939
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)(a)	180	185,851
5.50%, 09/15/40 (Call 03/15/40)	460	593,581
5.88%, 10/15/25 (Call 07/15/25)	354	423,769
7.38%, 10/15/45 (Call 04/15/45)	610	965,734
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	400	409,345
2.90%, 07/15/22 (Call 06/15/22)	565	580,221
3.13%, 11/15/29 (Call 08/15/29)	300	310,921
3.50%, 06/10/24 (Call 03/10/24)	829	878,356
3.70%, 07/15/27 (Call 04/15/27)(a)	558	607,243
4.00%, 10/01/23 (Call 07/01/23)(a)	760	812,615
4.25%, 12/01/26 (Call 09/01/26)	465	519,847
4.50%, 06/10/44 (Call 12/10/43)(a)	310	357,396
5.50%, 12/01/46 (Call 06/01/46)	640	851,316
5.50%, 07/15/77 (Call 07/15/27)(d)	300	296,925
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	154	157,204
3.60%, 02/01/23 (Call 11/01/22)	724	750,428
3.75%, 05/15/30 (Call 02/15/30)	185	187,591
4.05%, 03/15/25 (Call 12/15/24)	1,121	1,201,441
4.25%, 03/15/23 (Call 12/15/22)	337	357,113
4.50%, 04/15/24 (Call 03/15/24)	684	739,801
4.65%, 06/01/21 (Call 03/01/21)	652	672,592
4.75%, 01/15/26 (Call 10/15/25)	337	371,551
4.90%, 02/01/24 (Call 11/01/23)	100	108,809
4.90%, 03/15/35 (Call 09/15/34)	468	511,882
4.95%, 06/15/28 (Call 03/15/28)	324	357,246
5.00%, 05/15/50 (Call 11/15/49)	845	853,295
5.15%, 02/01/43 (Call 08/01/42)	531	551,381
5.15%, 03/15/45 (Call 09/15/44)	555	579,344
5.20%, 02/01/22 (Call 11/01/21)	75	79,067
5.25%, 04/15/29 (Call 01/15/29)	702	789,871
5.30%, 04/15/47 (Call 10/15/46)	927	962,618
5.50%, 06/01/27 (Call 03/01/27)	255	288,879
5.88%, 01/15/24 (Call 10/15/23)	612	683,865
5.95%, 10/01/43 (Call 04/01/43)	235	261,742
6.05%, 06/01/41 (Call 12/01/40)	516	573,964
6.13%, 12/15/45 (Call 06/15/45)	755	851,787
6.25%, 04/15/49 (Call 10/15/48)	745	862,168
6.50%, 02/01/42 (Call 08/01/41)	696	838,765
8.25%, 11/15/29 (Call 08/15/29)	50	66,375
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	515	587,811
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	246	276,954
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	250	267,984

S c h e d u l e o f I n v e s t m e n t s	57

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Energy Transfer Partners LP/Regency Energy
Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	$210	$225,951
5.00%, 10/01/22 (Call 07/01/22)	465	497,142
5.88%, 03/01/22 (Call 12/01/21)	570	608,810
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	620	634,823
2.85%, 04/15/21 (Call 03/15/21)	341	345,590
3.13%, 07/31/29 (Call 04/30/29)	985	1,029,480
3.35%, 03/15/23 (Call 12/15/22)	1,490	1,555,615
3.50%, 02/01/22	630	656,569
3.70%, 02/15/26 (Call 11/15/25)(a)	200	217,702
3.70%, 01/31/51 (Call 07/31/50)	100	99,577
3.75%, 02/15/25 (Call 11/15/24)	820	893,033
3.90%, 02/15/24 (Call 11/15/23)	291	313,213
3.95%, 02/15/27 (Call 11/15/26)	730	807,819
3.95%, 01/31/60 (Call 07/31/59)	1,075	1,051,761
4.05%, 02/15/22	869	914,351
4.15%, 10/16/28 (Call 07/16/28)	290	326,009
4.20%, 01/31/50 (Call 07/31/49)	260	273,574
4.25%, 02/15/48 (Call 08/15/47)	850	909,863
4.45%, 02/15/43 (Call 08/15/42)	1,188	1,312,540
4.80%, 02/01/49 (Call 08/01/48)	682	794,782
4.85%, 08/15/42 (Call 02/15/42)	516	600,324
4.85%, 03/15/44 (Call 09/15/43)	1,256	1,476,161
4.90%, 05/15/46 (Call 11/15/45)	586	684,673
5.10%, 02/15/45 (Call 08/15/44)	499	592,854
5.38%, 02/15/78 (Call 02/15/28)(d)	505	500,303
5.70%, 02/15/42	105	130,717
5.95%, 02/01/41	525	680,305
6.13%, 10/15/39	135	185,347
6.45%, 09/01/40	260	360,240
7.55%, 04/15/38	400	597,813
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)(d)	425	416,500
Series D, 6.88%, 03/01/33	365	517,328
Series E, 5.25%, 08/16/77 (Call 08/16/27)(d)	175	177,625
Series J, 5.75%, 03/01/35	166	208,346
Gulf South Pipeline Co. LP, 4.00%, 06/15/22
(Call 03/15/22)	747	777,395
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45
(Call 04/15/45)(b)	100	119,997
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)(a)	530	552,974
3.50%, 03/01/21 (Call 01/01/21)	300	303,547
3.50%, 09/01/23 (Call 06/01/23)	515	538,104
3.95%, 09/01/22 (Call 06/01/22)	570	597,019
4.15%, 03/01/22	226	237,740
4.15%, 02/01/24 (Call 11/01/23)(a)	465	500,749
4.25%, 09/01/24 (Call 06/01/24)(a)	365	396,426
4.30%, 05/01/24 (Call 02/01/24)	335	363,069
4.70%, 11/01/42 (Call 05/01/42)(a)	200	211,911
5.00%, 10/01/21 (Call 07/01/21)	420	437,708
5.00%, 08/15/42 (Call 02/15/42)	605	656,298
5.00%, 03/01/43 (Call 09/01/42)	180	196,290
5.40%, 09/01/44 (Call 03/01/44)	635	736,105
5.50%, 03/01/44 (Call 09/01/43)	462	551,484
5.80%, 03/01/21	75	77,923
5.80%, 03/15/35	200	241,847
6.38%, 03/01/41	115	143,895
6.50%, 02/01/37	119	149,856
	Par
Security	(000)	Value

Pipelines (continued)
6.50%, 09/01/39	$240	$305,866
6.55%, 09/15/40	585	756,670
6.95%, 01/15/38	635	851,080
7.30%, 08/15/33	270	371,835
7.40%, 03/15/31	25	33,360
7.50%, 11/15/40(a)	639	875,553
7.75%, 03/15/32	485	687,369
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	288	298,566
4.30%, 06/01/25 (Call 03/01/25)	110	121,319
4.30%, 03/01/28 (Call 12/01/27)	1,047	1,168,153
5.05%, 02/15/46 (Call 08/15/45)	675	766,522
5.20%, 03/01/48 (Call 09/01/47)	400	473,687
5.30%, 12/01/34 (Call 06/01/34)	551	656,098
5.55%, 06/01/45 (Call 12/01/44)	934	1,110,047
5.63%, 11/15/23 (Call 08/15/23)(b)	640	715,289
7.75%, 01/15/32	441	642,887
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	820	858,968
4.20%, 12/01/42 (Call 06/01/42)	121	128,306
4.20%, 03/15/45 (Call 09/15/44)	235	250,463
4.20%, 10/03/47 (Call 04/03/47)	170	191,164
4.85%, 02/01/49 (Call 08/01/48)(a)	560	673,235
5.00%, 03/01/26 (Call 12/01/25)	470	546,805
5.15%, 10/15/43 (Call 04/15/43)	202	247,355
6.40%, 05/01/37	11	13,969
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	525	541,409
3.90%, 04/01/24 (Call 03/01/24)(b)	550	583,114
4.63%, 04/01/29 (Call 01/01/29)(b)	500	557,060
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)(a)	32	33,490
3.50%, 12/01/22 (Call 11/01/22)(a)(b)	275	286,213
4.00%, 02/15/25 (Call 11/15/24)	445	475,440
4.00%, 03/15/28 (Call 12/15/27)(a)	795	837,271
4.13%, 03/01/27 (Call 12/01/26)(a)	945	1,013,755
4.25%, 12/01/27 (Call 09/01/27)(b)	335	365,021
4.50%, 07/15/23 (Call 04/15/23)	854	921,071
4.50%, 04/15/38 (Call 10/15/37)	441	448,746
4.70%, 04/15/48 (Call 10/15/47)(a)	945	957,280
4.80%, 02/15/29 (Call 11/15/28)(a)	955	1,068,058
4.88%, 12/01/24 (Call 09/01/24)	575	637,899
4.88%, 06/01/25 (Call 03/01/25)	35	38,972
4.90%, 04/15/58 (Call 10/15/57)	495	494,517
5.20%, 03/01/47 (Call 09/01/46)	609	660,143
5.20%, 12/01/47 (Call 06/01/47)(b)	792	831,488
5.25%, 01/15/25 (Call 01/15/21)(b)	150	158,529
5.50%, 02/15/49 (Call 08/15/48)(a)	412	468,039
6.25%, 10/15/22 (Call 03/16/20)(b)	75	76,562
6.38%, 05/01/24 (Call 03/16/20)(b)	250	260,239
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)(b)	838	875,918
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	100	108,794
7.77%, 12/15/37(b)	250	328,228
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	350	375,668
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)(a)	110	113,355
3.40%, 09/01/29 (Call 06/01/29)(a)	400	413,780
4.00%, 07/13/27 (Call 04/13/27)	335	364,565
4.25%, 02/01/22 (Call 11/01/21)	150	156,137

58	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
4.35%, 03/15/29 (Call 12/15/28)	$630	$703,059
4.45%, 09/01/49 (Call 03/01/49)	792	811,951
4.55%, 07/15/28 (Call 04/15/28)	410	459,218
4.95%, 07/13/47 (Call 01/06/47)	75	82,383
5.20%, 07/15/48 (Call 01/15/48)	775	885,102
7.50%, 09/01/23 (Call 06/01/23)	1,250	1,470,364
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	625	647,399
4.90%, 03/15/25 (Call 12/15/24)	618	694,346
5.00%, 09/15/23 (Call 06/15/23)	360	395,614
6.13%, 02/01/41 (Call 08/01/40)	450	560,181
6.20%, 09/15/43 (Call 03/15/43)	472	591,785
6.65%, 10/01/36	125	164,223
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)(a)	255	259,457
3.15%, 12/15/29 (Call 09/15/29)	740	749,968
3.55%, 10/01/26 (Call 07/01/26)	444	473,318
3.75%, 03/01/28 (Call 12/01/27)(a)	706	761,280
4.68%, 02/15/45 (Call 08/15/44)	145	164,329
4.90%, 10/01/46 (Call 04/01/46)	369	419,448
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)(a)	600	609,438
3.55%, 12/15/29 (Call 09/15/29)	100	98,311
3.60%, 11/01/24 (Call 08/01/24)	625	646,573
3.65%, 06/01/22 (Call 03/01/22)	1,175	1,208,116
3.85%, 10/15/23 (Call 07/15/23)	254	266,743
4.30%, 01/31/43 (Call 07/31/42)	100	90,600
4.50%, 12/15/26 (Call 09/15/26)	488	531,345
4.65%, 10/15/25 (Call 07/15/25)	590	642,482
4.70%, 06/15/44 (Call 12/15/43)	475	439,516
4.90%, 02/15/45 (Call 08/15/44)	660	653,937
5.15%, 06/01/42 (Call 12/01/41)	444	455,167
6.65%, 01/15/37	240	290,114
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	316	315,131
4.80%, 05/15/30 (Call 02/15/30)(b)	100	97,017
4.95%, 07/15/29 (Call 04/15/29)(b)	520	516,563
6.88%, 04/15/40(b)	200	204,833
7.50%, 07/15/38(b)	130	144,337
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	126	140,678
4.68%, 05/01/38 (Call 11/01/37)(b)	295	350,068
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	778	825,660
5.00%, 03/15/27 (Call 09/15/26)	1,100	1,216,078
5.63%, 04/15/23 (Call 01/15/23)	1,295	1,422,291
5.63%, 03/01/25 (Call 12/01/24)	1,395	1,586,462
5.75%, 05/15/24 (Call 02/15/24)	1,035	1,164,209
5.88%, 06/30/26 (Call 12/31/25)	825	957,635
6.25%, 03/15/22 (Call 12/15/21)	1,025	1,102,913
Southern Natural Gas Co. LLC, 8.00%, 03/01/32(a)	40	58,931
Southern Natural Gas Co. LLC/Southern Natural Issuing
Corp., 4.40%, 06/15/21 (Call 03/15/21)	160	164,576
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	545	585,634
3.50%, 03/15/25 (Call 12/15/24)	210	224,385
4.50%, 03/15/45 (Call 09/15/44)	675	778,904
4.75%, 03/15/24 (Call 12/15/23)	998	1,105,647
5.95%, 09/25/43 (Call 03/25/43)	350	453,354
	Par
Security	(000)	Value

Pipelines (continued)
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	$440	$454,384
4.40%, 04/01/21 (Call 03/01/21)	237	242,584
4.65%, 02/15/22	425	446,835
4.95%, 01/15/43 (Call 07/15/42)(a)	137	136,338
5.30%, 04/01/44 (Call 10/01/43)	420	440,174
5.35%, 05/15/45 (Call 11/15/44)	515	552,516
5.40%, 10/01/47 (Call 04/01/47)	1,018	1,075,684
5.95%, 12/01/25 (Call 09/01/25)	170	197,853
6.10%, 02/15/42	355	404,305
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	1,135	1,210,784
4.38%, 03/13/25 (Call 12/13/24)	353	380,996
4.65%, 06/15/21 (Call 03/15/21)	100	102,701
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	100	125,224
7.00%, 10/15/28	225	294,060
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(b)	660	737,063
7.00%, 07/15/32	225	319,457
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,360	1,389,945
3.75%, 10/16/23 (Call 07/16/23)	555	591,563
4.25%, 05/15/28 (Call 02/15/28)	810	907,462
4.63%, 03/01/34 (Call 12/01/33)	1,488	1,744,691
4.75%, 05/15/38 (Call 11/15/37)	750	853,012
4.88%, 01/15/26 (Call 10/15/25)	872	991,190
4.88%, 05/15/48 (Call 11/15/47)(a)	480	575,341
5.00%, 10/16/43 (Call 04/16/43)	455	564,403
5.10%, 03/15/49 (Call 09/15/48)	475	591,568
5.60%, 03/31/34	50	63,693
5.85%, 03/15/36(a)	185	240,225
6.10%, 06/01/40	555	775,043
6.20%, 10/15/37	894	1,211,926
7.25%, 08/15/38	200	302,600
7.63%, 01/15/39	721	1,127,213
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27)(a)(d)	855	874,237
5.50%, 09/15/79 (Call 09/15/29)(d)	150	158,102
5.63%, 05/20/75 (Call 05/20/25)(d)	200	204,500
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(a)(d)	400	430,000
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)(a)	340	370,197
4.45%, 08/01/42 (Call 02/01/42)	100	107,147
4.60%, 03/15/48 (Call 09/15/47)	496	548,581
5.40%, 08/15/41 (Call 02/15/41)	170	199,328
7.85%, 02/01/26 (Call 11/01/25)	484	625,546
Valero Energy Partners LP, 4.38%, 12/15/26
(Call 09/15/26)	452	504,668
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	162	161,701
3.95%, 06/01/25 (Call 03/01/25)	425	430,873
4.00%, 07/01/22 (Call 04/01/22)	673	689,378
4.05%, 02/01/30 (Call 11/01/29)	1,000	980,454
4.50%, 03/01/28 (Call 12/01/27)	634	635,487
4.65%, 07/01/26 (Call 04/01/26)	660	692,918
4.75%, 08/15/28 (Call 05/15/28)(a)	515	525,954
5.25%, 02/01/50 (Call 08/01/49)	65	60,290
5.30%, 03/01/48 (Call 09/01/47)	337	304,999
5.38%, 06/01/21 (Call 03/01/21)	135	139,252

S c h e d u l e o f I n v e s t m e n t s	59

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
5.45%, 04/01/44 (Call 10/01/43)(a)	$354	$333,448
5.50%, 08/15/48 (Call 02/15/48)	141	131,244
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	312	323,919
3.60%, 03/15/22 (Call 01/15/22)	425	438,280
3.70%, 01/15/23 (Call 10/15/22)	740	772,434
3.75%, 06/15/27 (Call 03/15/27)	730	766,108
3.90%, 01/15/25 (Call 10/15/24)	740	793,692
4.00%, 11/15/21 (Call 08/15/21)	194	200,909
4.00%, 09/15/25 (Call 06/15/25)	480	519,718
4.30%, 03/04/24 (Call 12/04/23)	60	64,835
4.50%, 11/15/23 (Call 08/15/23)	367	397,414
4.85%, 03/01/48 (Call 09/01/47)	355	373,955
4.90%, 01/15/45 (Call 07/15/44)	410	438,854
5.10%, 09/15/45 (Call 03/15/45)	1,039	1,137,921
5.40%, 03/04/44 (Call 09/04/43)	98	111,261
5.75%, 06/24/44 (Call 12/24/43)	390	461,920
5.80%, 11/15/43 (Call 05/15/43)	280	341,147
6.30%, 04/15/40	452	557,293
7.75%, 06/15/31	500	692,189
7.88%, 09/01/21	500	547,322
8.75%, 03/15/32(a)	283	430,435
Series A, 7.50%, 01/15/31	95	127,780
		158,390,074
Private Equity — 0.1%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)(b)	50	55,935
4.87%, 02/15/29 (Call 11/15/28)(b)	545	641,862
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	500	537,867
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(b)	375	473,795
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29
(Call 04/01/29)(a)(b)	1,000	1,107,192
		2,816,651
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	403	444,410
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	515	591,817
5.25%, 03/15/25 (Call 12/15/24)(a)	300	346,049
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26(b)	344	358,726
Ontario Teachers’ Cadillac Fairview Properties Trust,
4.13%, 02/01/29 (Call 11/01/28)(b)	685	794,003
		2,535,005
Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	440	459,983
3.38%, 08/15/31 (Call 05/15/31)(a)	837	930,594
3.45%, 04/30/25 (Call 02/28/25)	55	59,548
3.80%, 04/15/26 (Call 02/15/26)	385	426,446
3.90%, 06/15/23 (Call 03/15/23)	225	239,816
3.95%, 01/15/28 (Call 10/15/27)	215	241,583
4.00%, 01/15/24 (Call 12/15/23)	377	411,434
4.00%, 02/01/50 (Call 08/01/49)	200	242,682
4.50%, 07/30/29 (Call 04/30/29)	458	543,402
4.85%, 04/15/49 (Call 10/15/48)	243	325,846
American Campus Communities Operating Partnership LP 2.85%, 02/01/30 (Call 11/01/29)	250	260,560
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.30%, 07/15/26 (Call 05/15/26)	$512	$551,224
3.63%, 11/15/27 (Call 08/15/27)	25	27,745
4.13%, 07/01/24 (Call 04/01/24)	220	241,055
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)(a)	325	358,560
4.90%, 02/15/29 (Call 11/15/28)	440	510,858
American Tower Corp.
2.25%, 01/15/22	925	936,952
2.40%, 03/15/25 (Call 02/15/25)	95	97,379
2.90%, 01/15/30 (Call 10/15/29)(a)	110	112,976
2.95%, 01/15/25 (Call 12/15/24)	975	1,021,303
3.00%, 06/15/23	1,255	1,306,942
3.13%, 01/15/27 (Call 10/15/26)	578	607,997
3.38%, 05/15/24 (Call 04/15/24)	375	397,963
3.38%, 10/15/26 (Call 07/15/26)	1,258	1,353,349
3.45%, 09/15/21	602	619,699
3.50%, 01/31/23	863	909,762
3.55%, 07/15/27 (Call 04/15/27)	2,285	2,471,392
3.60%, 01/15/28 (Call 10/15/27)	157	169,629
3.70%, 10/15/49 (Call 04/15/49)(a)	150	159,871
3.80%, 08/15/29 (Call 05/15/29)	74	81,520
3.95%, 03/15/29 (Call 12/15/28)	663	734,718
4.00%, 06/01/25 (Call 03/01/25)	685	751,657
4.40%, 02/15/26 (Call 11/15/25)(a)	375	421,138
4.70%, 03/15/22	415	440,719
5.00%, 02/15/24(a)	581	651,880
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	145	147,424
2.85%, 03/15/23 (Call 12/15/22)(a)	585	609,480
2.90%, 10/15/26 (Call 07/15/26)(a)	225	240,623
2.95%, 09/15/22 (Call 06/15/22)	200	207,162
2.95%, 05/11/26 (Call 02/11/26)(a)	378	405,465
3.20%, 01/15/28 (Call 10/15/27)	255	279,950
3.30%, 06/01/29 (Call 03/01/29)	265	294,189
3.35%, 05/15/27 (Call 02/15/27)	522	575,830
3.50%, 11/15/24 (Call 08/15/24)	200	218,383
3.90%, 10/15/46 (Call 04/15/46)	395	477,536
4.20%, 12/15/23 (Call 09/16/23)	25	27,508
4.35%, 04/15/48 (Call 10/15/47)	215	278,016
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	1,107	1,171,522
2.90%, 03/15/30 (Call 12/15/29)	445	470,335
3.13%, 09/01/23 (Call 06/01/23)	340	358,177
3.40%, 06/21/29 (Call 03/21/29)	530	582,550
3.65%, 02/01/26 (Call 11/03/25)	452	495,732
3.80%, 02/01/24 (Call 11/01/23)	721	778,154
3.85%, 02/01/23 (Call 11/01/22)	715	759,656
4.13%, 05/15/21 (Call 02/15/21)	175	179,503
4.50%, 12/01/28 (Call 09/01/28)	1,116	1,318,429
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	350	384,586
4.10%, 10/01/24 (Call 07/01/24)	135	147,385
4.55%, 10/01/29 (Call 07/01/29)	44	51,036
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	430	462,258
3.85%, 02/01/25 (Call 11/01/24)	150	162,673
3.88%, 08/15/22 (Call 06/15/22)(a)	1,020	1,072,897
3.90%, 03/15/27 (Call 12/15/26)(a)	410	449,810
4.13%, 06/15/26 (Call 03/15/26)(a)	100	110,897
4.13%, 05/15/29 (Call 02/15/29)	650	726,255

60	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)(a)	$100	$102,994
3.15%, 07/01/29 (Call 04/01/29)	12	13,060
3.35%, 11/01/49 (Call 05/01/49)(a)	300	330,542
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%,
04/15/23	777	825,069
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)(a)	395	426,570
4.15%, 04/01/25 (Call 01/01/25)(a)	200	216,767
Corporate Office Properties LP, 3.60%, 05/15/23
(Call 02/15/23)	725	760,134
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	225	226,695
3.15%, 07/15/23 (Call 06/15/23)	176	183,502
3.20%, 09/01/24 (Call 07/01/24)	855	904,393
3.65%, 09/01/27 (Call 06/01/27)	489	532,968
3.70%, 06/15/26 (Call 03/15/26)	975	1,058,843
3.80%, 02/15/28 (Call 11/15/27)	715	785,648
4.00%, 03/01/27 (Call 12/01/26)	25	27,679
4.00%, 11/15/49 (Call 05/15/49)(a)	200	224,312
4.30%, 02/15/29 (Call 11/15/28)	185	211,587
4.45%, 02/15/26 (Call 11/15/25)	447	503,377
4.75%, 05/15/47 (Call 11/15/46)	715	883,900
4.88%, 04/15/22	527	559,431
5.20%, 02/15/49 (Call 08/15/48)	169	219,151
5.25%, 01/15/23	1,097	1,203,765
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)(a)	365	385,159
3.13%, 09/01/26 (Call 06/01/26)	127	135,449
4.00%, 11/15/25 (Call 08/15/25)	309	342,128
4.38%, 02/15/29 (Call 11/15/28)	350	406,118
4.80%, 07/15/22 (Call 04/15/22)	50	53,332
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	65	65,857
3.45%, 11/15/29 (Call 08/15/29)	350	356,832
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)(a)	155	159,602
3.60%, 07/01/29 (Call 04/01/29)	312	343,894
3.63%, 10/01/22 (Call 07/03/22)	200	209,090
3.70%, 08/15/27 (Call 05/15/27)	385	423,157
3.95%, 07/01/22 (Call 05/01/22)	75	78,693
4.45%, 07/15/28 (Call 04/15/28)	650	747,064
4.75%, 10/01/25 (Call 07/01/25)(a)	305	349,895
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)(a)	450	479,989
3.05%, 03/01/50 (Call 09/01/49)	700	711,286
3.38%, 12/15/27 (Call 09/15/27)	200	219,883
3.63%, 04/15/23 (Call 01/15/23)	150	158,944
3.75%, 12/01/24 (Call 09/01/24)	350	381,154
4.38%, 06/15/22 (Call 03/13/20)	763	810,745
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	565	599,337
4.50%, 04/01/25 (Call 01/01/25)	260	286,061
4.50%, 06/01/27 (Call 03/01/27)	45	50,226
4.75%, 12/15/26 (Call 09/15/26)	218	245,284
4.95%, 04/15/28 (Call 01/15/28)	175	199,165
5.25%, 07/15/23 (Call 04/15/23)	150	163,797
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	205	209,354
2.90%, 11/18/26 (Call 09/18/26)	875	908,952
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.20%, 11/18/29 (Call 08/18/29)	$350	$366,323
5.38%, 05/15/27 (Call 05/15/22)	615	662,232
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)(a)	640	660,897
2.85%, 11/01/26 (Call 08/01/26)	380	402,892
3.00%, 07/01/29 (Call 04/01/29)(a)	440	474,933
3.25%, 08/01/27 (Call 05/01/27)	75	80,894
3.50%, 03/01/28 (Call 12/01/27)	194	213,389
4.00%, 08/01/47 (Call 02/01/47)	25	29,597
4.15%, 12/01/28 (Call 09/01/28)(a)	380	441,273
4.50%, 07/01/44 (Call 01/01/44)	530	689,745
4.50%, 06/01/45 (Call 12/01/44)	205	260,566
4.63%, 12/15/21 (Call 09/15/21)	247	259,217
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	50	51,304
3.00%, 01/15/30 (Call 10/15/29)(a)	612	649,392
3.25%, 05/01/23 (Call 02/01/23)	120	126,043
3.38%, 04/15/26 (Call 01/15/26)	175	189,701
3.50%, 04/01/25 (Call 01/01/25)	175	189,699
3.63%, 08/15/22 (Call 05/15/22)	500	522,940
3.63%, 05/01/27 (Call 02/01/27)(a)	350	385,597
3.88%, 05/01/24 (Call 02/01/24)	450	490,032
4.00%, 03/01/29 (Call 12/01/28)(a)	375	427,202
4.50%, 03/15/48 (Call 09/15/47)	100	127,220
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	300	326,724
3.63%, 08/01/46 (Call 02/01/46)(a)	385	422,745
4.50%, 12/01/44 (Call 06/01/44)	350	438,964
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	150	159,374
4.38%, 04/15/21 (Call 03/08/20)	900	919,782
5.25%, 06/01/25 (Call 03/01/25)	391	437,588
5.30%, 01/15/29 (Call 10/15/28)	350	404,460
5.38%, 11/01/23 (Call 08/01/23)	450	490,927
5.38%, 04/15/26 (Call 01/15/26)	840	948,175
5.75%, 06/01/28 (Call 03/03/28)	715	838,187
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)	100	107,221
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)(a)	280	305,202
3.88%, 05/01/25 (Call 02/01/25)(a)	400	434,582
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)(a)	860	899,765
3.70%, 04/15/23 (Call 01/15/23)	10	10,536
3.75%, 07/01/27 (Call 04/01/27)	145	160,171
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	467	493,271
3.15%, 08/01/22 (Call 05/01/22)	250	258,544
3.25%, 07/15/26 (Call 05/15/26)(a)	930	1,003,533
3.40%, 02/01/25 (Call 11/01/24)	350	375,997
3.50%, 07/15/29 (Call 04/15/29)	355	390,817
3.88%, 08/15/24 (Call 05/17/24)	587	638,936
4.00%, 06/01/25 (Call 03/01/25)	614	681,634
4.20%, 03/01/24 (Call 12/01/23)	400	436,317
4.25%, 11/15/23 (Call 08/15/23)	541	588,841
6.75%, 02/01/41 (Call 08/01/40)	65	99,845
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)(a)	384	402,830
4.13%, 03/15/28 (Call 12/15/27)	272	307,527
4.20%, 04/15/29 (Call 01/15/29)(a)	500	572,419

S c h e d u l e o f I n v e s t m e n t s	61

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	$98	$105,735
Series C, 4.75%, 03/01/23 (Call 12/01/22)	95	102,891
Series D, 3.75%, 10/15/23 (Call 07/15/23)	70	74,417
Series E, 4.00%, 06/15/25 (Call 03/15/25)	340	371,697
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	185	209,142
Series H, 3.38%, 12/15/29 (Call 09/15/29)	475	495,167
Hudson Pacific Properties LP
3.95%, 11/01/27	295	326,697
4.65%, 04/01/29 (Call 01/01/29)	70	81,684
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)(a)	635	663,330
3.45%, 12/15/24 (Call 09/15/24)	225	241,279
4.25%, 08/15/29 (Call 05/15/29)	155	178,388
4.75%, 12/15/28 (Call 09/15/28)(a)	475	566,491
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	30	30,928
2.80%, 10/01/26 (Call 07/01/26)(a)	647	678,981
3.20%, 05/01/21 (Call 03/01/21)	150	152,639
3.30%, 02/01/25 (Call 12/01/24)	359	384,841
3.40%, 11/01/22 (Call 09/01/22)	325	340,020
3.80%, 04/01/27 (Call 01/01/27)	400	442,817
4.13%, 12/01/46 (Call 06/01/46)	301	338,833
4.25%, 04/01/45 (Call 10/01/44)(a)	329	383,504
4.45%, 09/01/47 (Call 03/01/47)	223	263,715
Lexington Realty Trust, 4.25%, 06/15/23 (Call 03/15/23)(a)	500	525,494
Liberty Property LP
3.38%, 06/15/23 (Call 03/05/20)	35	37,266
4.40%, 02/15/24 (Call 03/05/20)	425	473,120
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	230	255,653
4.00%, 06/15/29 (Call 03/15/29)	337	376,667
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	380	409,046
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	200	218,322
3.95%, 03/15/29 (Call 12/15/28)	905	1,036,434
4.20%, 06/15/28 (Call 03/15/28)	510	584,510
4.30%, 10/15/23 (Call 07/15/23)	305	332,425
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	246	257,481
3.60%, 12/15/26 (Call 09/15/26)(a)	525	576,640
3.80%, 10/15/22 (Call 03/20/20)	608	644,251
4.00%, 11/15/25 (Call 08/15/25)	75	83,272
4.30%, 10/15/28 (Call 07/15/28)(a)	382	443,353
4.80%, 10/15/48 (Call 04/15/48)	150	198,482
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	440	456,379
4.25%, 05/15/24 (Call 02/15/24)	474	500,365
4.50%, 02/01/25 (Call 11/01/24)	485	527,052
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)(a)	635	668,241
4.38%, 08/01/23 (Call 06/01/23)	590	637,096
4.50%, 04/01/27 (Call 01/01/27)	625	696,436
4.75%, 01/15/28 (Call 10/15/27)	320	359,867
4.95%, 04/01/24 (Call 01/01/24)	25	27,771
5.25%, 01/15/26 (Call 10/15/25)	140	160,714
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	400	441,275
4.30%, 03/15/27 (Call 12/15/26)	158	176,273
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	$40	$40,356
2.25%, 04/15/30 (Call 01/15/30)	160	160,868
3.00%, 04/15/50 (Call 10/15/49)	95	96,902
3.25%, 10/01/26 (Call 07/01/26)(a)	350	380,744
3.75%, 11/01/25 (Call 08/01/25)	437	485,046
4.25%, 08/15/23 (Call 05/15/23)(a)	390	424,493
4.38%, 02/01/29 (Call 11/01/28)	300	355,041
4.38%, 09/15/48 (Call 03/15/48)	300	397,336
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	100	102,632
3.09%, 09/15/27 (Call 06/15/27)	245	265,066
3.39%, 05/01/29 (Call 02/01/29)(a)	280	313,722
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	155	166,267
3.25%, 10/15/22 (Call 07/15/22)	1,488	1,556,526
3.25%, 06/15/29 (Call 03/15/29)(a)	441	488,699
3.65%, 01/15/28 (Call 10/15/27)	440	493,739
3.88%, 07/15/24 (Call 04/15/24)	44	48,142
3.88%, 04/15/25 (Call 02/15/25)	722	804,731
4.13%, 10/15/26 (Call 07/15/26)(a)	475	544,166
4.65%, 08/01/23 (Call 05/01/23)	639	704,144
4.65%, 03/15/47 (Call 09/15/46)	435	587,207
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	280	295,343
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	975	1,031,183
3.60%, 02/01/27 (Call 11/01/26)	150	164,236
4.40%, 02/01/47 (Call 08/01/46)	108	134,435
4.65%, 03/15/49 (Call 09/15/48)	100	130,468
Retail Properties of America Inc., 4.00%, 03/15/25
(Call 12/15/24)	330	352,144
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)(a)	400	444,854
Sabra Health Care LP/Sabra Capital Corp.
3.90%, 10/15/29 (Call 07/15/29)	400	424,280
4.80%, 06/01/24 (Call 05/01/24)	254	274,678
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	200	213,000
3.50%, 02/12/25 (Call 11/14/24)(b)	300	320,517
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(a)	320	327,001
4.35%, 10/01/24 (Call 09/01/24)	75	79,198
4.38%, 02/15/30 (Call 08/15/29)(a)	596	604,529
4.50%, 06/15/23 (Call 12/15/22)	725	766,203
4.65%, 03/15/24 (Call 09/15/23)	70	74,112
4.95%, 02/15/27 (Call 08/15/26)	50	53,548
4.95%, 10/01/29 (Call 07/01/29)	380	408,639
5.00%, 08/15/22 (Call 02/15/22)	517	548,471
5.25%, 02/15/26 (Call 08/15/25)	102	111,060
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	25	25,384
2.35%, 01/30/22 (Call 10/30/21)	1,080	1,094,767
2.45%, 09/13/29 (Call 06/13/29)	455	464,106
2.63%, 06/15/22 (Call 03/15/22)	825	844,955
2.75%, 02/01/23 (Call 11/01/22)	630	649,048
2.75%, 06/01/23 (Call 03/01/23)	25	25,879
3.25%, 11/30/26 (Call 08/30/26)	504	549,931
3.25%, 09/13/49 (Call 03/13/49)(a)	685	716,805
3.30%, 01/15/26 (Call 10/15/25)	593	643,717
3.38%, 10/01/24 (Call 07/01/24)(a)	514	551,805
3.38%, 06/15/27 (Call 03/15/27)	500	547,985

62	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.38%, 12/01/27 (Call 09/01/27)	$501	$550,606
4.25%, 10/01/44 (Call 04/01/44)	520	634,464
4.25%, 11/30/46 (Call 05/30/46)(a)	145	178,717
4.75%, 03/15/42 (Call 09/15/41)	130	163,227
6.75%, 02/01/40 (Call 11/01/39)	660	1,016,917
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	225	238,936
4.25%, 02/01/26 (Call 11/01/25)(a)	400	438,577
4.70%, 06/01/27 (Call 03/01/27)	140	157,465
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	198	205,784
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	10	10,679
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)(a)	850	906,145
4.00%, 07/15/29 (Call 04/15/29)	110	123,193
4.45%, 09/15/26 (Call 06/15/26)	167	187,291
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	475	534,480
4.63%, 03/15/29 (Call 12/15/28)	500	569,412
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	15	15,437
3.75%, 12/01/24 (Call 09/01/24)	65	68,634
Trust F/1401
4.87%, 01/15/30 (Call 10/30/29)(b)	320	349,700
6.39%, 01/15/50 (Call 07/15/49)(b)	600	703,500
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(a)	377	402,110
3.00%, 08/15/31 (Call 05/15/31)	426	445,486
3.10%, 11/01/34 (Call 08/01/34)	105	111,554
3.20%, 01/15/30 (Call 10/15/29)	440	465,080
3.50%, 01/15/28 (Call 10/15/27)	952	1,025,828
4.40%, 01/26/29 (Call 10/26/28)(a)	140	161,172
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	260	269,546
3.00%, 01/15/30 (Call 10/15/29)	442	459,443
3.10%, 01/15/23 (Call 12/15/22)	575	601,860
3.13%, 06/15/23 (Call 03/15/23)	113	118,345
3.25%, 10/15/26 (Call 07/15/26)	890	955,081
3.50%, 04/15/24 (Call 03/15/24)	138	147,593
3.50%, 02/01/25 (Call 11/01/24)	254	270,981
3.75%, 05/01/24 (Call 02/01/24)(a)	245	263,520
3.85%, 04/01/27 (Call 01/01/27)(a)	350	384,093
4.00%, 03/01/28 (Call 12/01/27)	90	100,003
4.13%, 01/15/26 (Call 10/15/25)	165	182,845
4.38%, 02/01/45 (Call 08/01/44)	195	230,512
4.40%, 01/15/29 (Call 10/15/28)	700	800,933
4.88%, 04/15/49 (Call 10/15/48)	185	239,316
5.70%, 09/30/43 (Call 03/30/43)	100	138,263
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22
(Call 05/15/22)	214	222,577
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	175	181,490
3.95%, 08/15/27 (Call 05/15/27)	440	485,512
4.60%, 02/06/24 (Call 11/06/23)	625	687,673
4.63%, 11/01/25 (Call 09/01/25)(a)	1,104	1,239,308
4.88%, 06/01/26 (Call 03/01/26)	220	251,532
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	375	404,446
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	768	793,373
3.15%, 04/05/22 (Call 03/05/22)(b)	200	207,108
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.50%, 06/15/29 (Call 03/15/29)(b)	$275	$301,106
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	275	311,325
4.63%, 09/20/48 (Call 03/20/48)(a)(b)	250	311,644
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 09/17/24 (Call 06/17/24)(b)	380	411,307
4.75%, 09/17/44 (Call 03/17/44)(b)	200	250,377
Weingarten Realty Investors, 3.38%, 10/15/22
(Call 07/15/22)	50	51,870
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(a)	50	52,118
3.10%, 01/15/30 (Call 10/15/29)	330	353,543
3.63%, 03/15/24 (Call 02/15/24)(a)	727	782,801
3.75%, 03/15/23 (Call 12/15/22)	411	435,415
3.95%, 09/01/23 (Call 08/01/23)	1,389	1,492,666
4.00%, 06/01/25 (Call 03/01/25)	505	557,591
4.13%, 03/15/29 (Call 12/15/28)	47	53,829
4.25%, 04/01/26 (Call 01/01/26)	350	393,768
4.25%, 04/15/28 (Call 01/15/28)	485	554,128
4.50%, 01/15/24 (Call 10/15/23)	1,250	1,372,309
4.95%, 09/01/48 (Call 03/01/48)	210	272,341
5.13%, 03/15/43 (Call 09/15/42)	85	107,487
6.50%, 03/15/41 (Call 09/15/40)	410	607,392
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	310	323,212
4.00%, 11/15/29 (Call 08/15/29)(a)	502	573,294
4.63%, 09/15/23	275	302,239
6.88%, 12/15/33	315	442,078
7.38%, 03/15/32	628	912,088
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)(a)	305	341,057
4.00%, 02/01/25 (Call 11/01/24)	375	404,321
4.60%, 04/01/24 (Call 01/01/24)	275	300,727
		143,855,408
Retail — 2.5%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	557	585,839
4.50%, 12/01/23 (Call 09/01/23)	509	559,425
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (Call 06/26/22)(b)	250	256,029
2.95%, 01/25/30 (Call 10/25/29)(b)	200	205,813
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	850	920,912
3.80%, 01/25/50 (Call 07/25/49)(b)	395	391,230
4.50%, 07/26/47 (Call 01/26/47)(b)	450	509,826
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	350	370,609
3.80%, 11/15/27 (Call 08/15/27)	100	107,252
4.50%, 10/01/25 (Call 07/01/25)	700	783,128
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	60	62,243
3.13%, 07/15/23 (Call 04/15/23)	154	161,629
3.13%, 04/21/26 (Call 01/21/26)(a)	19	20,315
3.25%, 04/15/25 (Call 01/15/25)	275	295,595
3.70%, 04/15/22 (Call 01/15/22)	416	433,523
3.75%, 06/01/27 (Call 03/01/27)	708	788,239
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)(a)	810	931,473
5.50%, 03/15/21 (Call 12/15/20)	275	283,370
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	330	332,871
2.25%, 02/15/22	470	479,775

S c h e d u l e o f I n v e s t m e n t s	63

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
2.30%, 05/18/22 (Call 04/18/22)(a)	$2,426	$2,485,404
2.75%, 05/18/24 (Call 03/18/24)	740	782,356
3.00%, 05/18/27 (Call 02/18/27)	281	305,669
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)(a)	545	597,378
4.55%, 02/15/48 (Call 08/15/47)	385	419,061
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	427	448,263
3.88%, 04/15/27 (Call 01/15/27)	930	1,036,404
4.13%, 05/01/28 (Call 02/01/28)	10	11,498
4.15%, 11/01/25 (Call 08/01/25)	380	423,286
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	213	226,000
4.00%, 05/15/25 (Call 03/15/25)	975	1,072,176
4.20%, 05/15/28 (Call 02/15/28)(a)	865	966,801
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	570	574,237
2.13%, 09/15/26 (Call 06/15/26)	970	998,033
2.63%, 06/01/22 (Call 05/01/22)	521	535,551
2.70%, 04/01/23 (Call 01/01/23)	647	672,959
2.80%, 09/14/27 (Call 06/14/27)	175	186,480
2.95%, 06/15/29 (Call 03/15/29)(a)	935	1,009,842
3.00%, 04/01/26 (Call 01/01/26)	630	680,246
3.13%, 12/15/49 (Call 06/15/49)	100	106,415
3.25%, 03/01/22	595	617,545
3.35%, 09/15/25 (Call 06/15/25)	524	574,012
3.50%, 09/15/56 (Call 03/15/56)	1,083	1,225,001
3.75%, 02/15/24 (Call 11/15/23)	473	516,555
3.90%, 12/06/28 (Call 09/06/28)	642	738,006
3.90%, 06/15/47 (Call 12/15/46)	527	643,150
4.20%, 04/01/43 (Call 10/01/42)(a)	618	761,163
4.25%, 04/01/46 (Call 10/01/45)	1,112	1,399,375
4.40%, 04/01/21 (Call 01/01/21)	1,310	1,341,352
4.40%, 03/15/45 (Call 09/15/44)	916	1,157,005
4.50%, 12/06/48 (Call 06/06/48)	782	1,024,672
4.88%, 02/15/44 (Call 08/15/43)	579	788,078
5.40%, 09/15/40 (Call 03/15/40)	80	111,089
5.88%, 12/16/36	1,145	1,653,578
5.95%, 04/01/41 (Call 10/01/40)(a)	712	1,061,833
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(a)	587	634,670
5.55%, 07/17/45 (Call 01/17/45)	138	147,713
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	1,085	1,122,371
3.10%, 05/03/27 (Call 02/03/27)	551	594,461
3.12%, 04/15/22 (Call 01/15/22)	637	655,615
3.13%, 09/15/24 (Call 06/15/24)(a)	179	190,867
3.38%, 09/15/25 (Call 06/15/25)	227	246,892
3.65%, 04/05/29 (Call 01/05/29)(a)	549	609,059
3.70%, 04/15/46 (Call 10/15/45)(a)	448	478,528
3.75%, 04/15/21 (Call 01/15/21)	80	81,526
4.05%, 05/03/47 (Call 11/03/46)	692	778,946
4.25%, 09/15/44 (Call 03/15/44)(a)	510	578,376
4.38%, 09/15/45 (Call 03/15/45)	611	714,339
4.55%, 04/05/49 (Call 10/05/48)(a)	890	1,089,906
4.65%, 04/15/42 (Call 10/15/41)(a)	525	641,717
5.00%, 09/15/43 (Call 03/15/43)	260	315,447
5.50%, 10/15/35	440	580,610
6.50%, 03/15/29	365	483,336
	Par
Security	(000)	Value

Retail (continued)
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	$303	$303,227
3.63%, 06/01/24 (Call 03/01/24)	1,545	1,568,050
3.88%, 01/15/22 (Call 10/15/21)	463	473,572
4.30%, 02/15/43 (Call 08/15/42)	139	112,025
4.50%, 12/15/34 (Call 06/15/34)	363	335,946
5.13%, 01/15/42 (Call 07/15/41)	177	159,204
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	200	237,434
McDonald’s Corp.
2.63%, 01/15/22	683	698,057
2.63%, 09/01/29 (Call 06/01/29)	762	791,511
3.25%, 06/10/24	571	612,361
3.35%, 04/01/23 (Call 03/01/23)	190	200,705
3.38%, 05/26/25 (Call 02/26/25)	204	220,322
3.50%, 03/01/27 (Call 12/01/26)	945	1,032,637
3.63%, 05/20/21	30	30,748
3.63%, 05/01/43	185	198,419
3.63%, 09/01/49 (Call 03/01/49)(a)	577	627,084
3.70%, 01/30/26 (Call 10/30/25)	1,375	1,510,296
3.70%, 02/15/42	545	593,892
3.80%, 04/01/28 (Call 01/01/28)	197	220,517
4.45%, 03/01/47 (Call 09/01/46)	710	863,051
4.45%, 09/01/48 (Call 03/01/48)	375	458,711
4.60%, 05/26/45 (Call 11/26/44)(a)	645	804,195
4.70%, 12/09/35 (Call 06/09/35)	547	685,917
4.88%, 07/15/40(a)	15	18,652
4.88%, 12/09/45 (Call 06/09/45)	918	1,188,015
5.70%, 02/01/39	125	171,185
6.30%, 10/15/37	456	662,684
6.30%, 03/01/38	425	615,215
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	350	373,201
4.38%, 04/01/30 (Call 01/01/30)	67	71,118
5.00%, 01/15/44 (Call 07/15/43)(a)	810	819,276
6.95%, 03/15/28(a)	25	30,924
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	104	113,441
3.60%, 09/01/27 (Call 06/01/27)	75	83,473
3.90%, 06/01/29 (Call 03/01/29)	536	610,251
4.63%, 09/15/21 (Call 06/15/21)	252	262,038
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)(a)	406	423,377
2.70%, 06/15/22 (Call 04/15/22)	239	245,410
3.10%, 03/01/23 (Call 02/01/23)	525	550,380
3.50%, 03/01/28 (Call 12/01/27)	372	410,928
3.55%, 08/15/29 (Call 05/15/29)	415	465,436
3.75%, 12/01/47 (Call 06/01/47)	455	500,673
3.80%, 08/15/25 (Call 06/15/25)	902	994,950
3.85%, 10/01/23 (Call 07/01/23)	864	930,038
4.00%, 11/15/28 (Call 08/15/28)	1,043	1,192,920
4.30%, 06/15/45 (Call 12/15/44)	230	272,430
4.45%, 08/15/49 (Call 02/15/49)(a)	275	333,853
4.50%, 11/15/48 (Call 05/15/48)	655	778,829
Target Corp.
2.50%, 04/15/26	473	501,725
2.90%, 01/15/22	520	535,853
3.38%, 04/15/29 (Call 01/15/29)(a)	327	363,968
3.50%, 07/01/24	352	386,407
3.63%, 04/15/46(a)	601	689,755
3.90%, 11/15/47 (Call 05/15/47)(a)	367	442,356

64	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
4.00%, 07/01/42	$952	$1,161,755
6.35%, 11/01/32(a)	165	234,720
6.50%, 10/15/37	675	1,060,522
7.00%, 01/15/38	325	525,311
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	609	626,890
2.50%, 05/15/23 (Call 02/15/23)	675	695,843
2.75%, 06/15/21 (Call 04/15/21)	150	152,668
Walgreen Co.
3.10%, 09/15/22	760	782,939
4.40%, 09/15/42	320	327,296
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	876	898,825
3.45%, 06/01/26 (Call 03/01/26)	767	806,640
3.80%, 11/18/24 (Call 08/18/24)(a)	1,514	1,615,643
4.50%, 11/18/34 (Call 05/18/34)	974	1,054,593
4.65%, 06/01/46 (Call 12/01/45)	110	115,003
4.80%, 11/18/44 (Call 05/18/44)	614	640,391
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	902	928,637
2.38%, 09/24/29 (Call 06/24/29)	275	287,674
2.55%, 04/11/23 (Call 01/11/23)	1,102	1,141,357
2.65%, 12/15/24 (Call 10/15/24)	597	630,448
2.85%, 07/08/24 (Call 06/08/24)	406	431,143
2.95%, 09/24/49 (Call 03/24/49)	855	917,666
3.05%, 07/08/26 (Call 05/08/26)	791	858,232
3.13%, 06/23/21	470	480,938
3.25%, 07/08/29 (Call 04/08/29)	640	713,883
3.30%, 04/22/24 (Call 01/22/24)	859	924,266
3.40%, 06/26/23 (Call 05/26/23)	910	972,129
3.55%, 06/26/25 (Call 04/26/25)	1,030	1,134,286
3.63%, 12/15/47 (Call 06/15/47)	880	1,052,942
3.70%, 06/26/28 (Call 03/26/28)	1,503	1,707,243
3.95%, 06/28/38 (Call 12/28/37)	1,091	1,328,547
4.00%, 04/11/43 (Call 10/11/42)	600	735,727
4.05%, 06/29/48 (Call 12/29/47)	1,948	2,453,421
4.30%, 04/22/44 (Call 10/22/43)	470	590,718
4.75%, 10/02/43 (Call 04/02/43)	290	384,083
4.88%, 07/08/40(a)	350	475,857
5.00%, 10/25/40	50	69,109
5.25%, 09/01/35	650	914,106
5.63%, 04/01/40	515	757,983
5.63%, 04/15/41	650	974,854
5.88%, 04/05/27	211	268,562
6.20%, 04/15/38	120	184,952
7.55%, 02/15/30	300	450,372
		105,818,764
Savings & Loans — 0.1%
Nationwide Building Society
3.62%, 04/26/23 (Call 04/26/22)(a)(b)(d)	810	842,075
3.77%, 03/08/24 (Call 03/08/23)(a)(b)(d)	430	450,225
3.90%, 07/21/25(b)	200	221,376
3.96%, 07/18/30 (Call 07/18/29)(a)(b)(d)	300	331,991
4.00%, 09/14/26(b)	200	214,199
4.13%, 10/18/32 (Call 10/18/27)(b)(d)	650	689,005
4.30%, 03/08/29 (Call 03/08/28)(b)(d)	505	569,597
4.36%, 08/01/24 (Call 08/01/23)(a)(b)(d)	965	1,036,374
		4,354,842
	Par
Security	(000)	Value

Semiconductors — 1.6%
Altera Corp., 4.10%, 11/15/23	$750	$817,762
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	780	792,715
2.88%, 06/01/23 (Call 03/01/23)(a)	643	668,754
3.13%, 12/05/23 (Call 10/05/23)	150	158,434
3.50%, 12/05/26 (Call 09/05/26)(a)	1,072	1,174,856
3.90%, 12/15/25 (Call 09/15/25)	650	720,922
5.30%, 12/15/45 (Call 06/15/45)	300	402,049
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	670	734,396
3.90%, 10/01/25 (Call 07/01/25)	255	286,604
4.30%, 06/15/21	300	311,622
4.35%, 04/01/47 (Call 10/01/46)	265	346,096
5.10%, 10/01/35 (Call 04/01/35)	235	319,628
5.85%, 06/15/41	735	1,096,490
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	1,330	1,353,689
3.00%, 01/15/22 (Call 12/15/21)	1,515	1,544,321
3.13%, 01/15/25 (Call 11/15/24)	249	257,363
3.50%, 01/15/28 (Call 10/15/27)	860	884,900
3.63%, 01/15/24 (Call 11/15/23)	2,034	2,134,995
3.88%, 01/15/27 (Call 10/15/26)	335	350,131
Broadcom Inc.
3.13%, 10/15/22(b)	1,100	1,137,041
3.63%, 10/15/24 (Call 09/15/24)(b)	1,238	1,302,325
4.25%, 04/15/26 (Call 02/15/26)(b)	1,780	1,913,688
4.75%, 04/15/29 (Call 01/15/29)(b)	1,100	1,229,263
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)(a)	430	432,713
2.35%, 05/11/22 (Call 04/11/22)	620	631,650
2.45%, 11/15/29 (Call 08/15/29)	495	514,986
2.60%, 05/19/26 (Call 02/19/26)	592	619,823
2.70%, 12/15/22	1,078	1,117,557
2.88%, 05/11/24 (Call 03/11/24)	770	809,415
3.10%, 07/29/22	1,090	1,137,944
3.10%, 02/15/60 (Call 08/15/59)	260	267,279
3.15%, 05/11/27 (Call 02/11/27)(a)	1,092	1,189,353
3.25%, 11/15/49 (Call 05/15/49)	875	955,369
3.30%, 10/01/21	1,173	1,210,047
3.70%, 07/29/25 (Call 04/29/25)	1,739	1,919,974
3.73%, 12/08/47 (Call 06/08/47)	1,661	1,958,055
4.00%, 12/15/32	998	1,203,969
4.10%, 05/19/46 (Call 11/19/45)	932	1,132,822
4.10%, 05/11/47 (Call 11/11/46)	575	701,938
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	700	687,389
4.10%, 03/15/29 (Call 12/15/28)	658	749,935
4.13%, 11/01/21 (Call 03/02/20)	442	459,537
4.65%, 11/01/24 (Call 08/01/24)	1,045	1,179,660
5.00%, 03/15/49 (Call 09/15/48)	45	58,689
5.65%, 11/01/34 (Call 07/01/34)	50	62,518
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	125	127,037
3.75%, 03/15/26 (Call 01/15/26)	440	486,124
3.80%, 03/15/25 (Call 12/15/24)	650	715,336
4.00%, 03/15/29 (Call 12/15/28)	595	675,231
4.88%, 03/15/49 (Call 09/15/48)	260	342,267
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	50	53,516
4.88%, 06/22/28 (Call 03/22/28)	365	416,281

S c h e d u l e o f I n v e s t m e n t s	65

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	$622	$654,596
3.45%, 06/15/27 (Call 03/15/27)	375	407,823
Microchip Technology Inc., 3.92%, 06/01/21	1,000	1,026,022
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	515	557,510
4.64%, 02/06/24 (Call 01/06/24)	255	279,198
4.66%, 02/15/30 (Call 11/15/29)	763	841,313
4.98%, 02/06/26 (Call 12/06/25)	376	420,330
5.33%, 02/06/29 (Call 11/06/28)	512	588,047
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	1,295	1,310,584
3.20%, 09/16/26 (Call 06/16/26)	1,195	1,303,066
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)(b)	1,180	1,238,005
4.13%, 06/01/21(b)	250	256,996
4.63%, 06/15/22(b)	1,182	1,257,940
4.63%, 06/01/23(b)	975	1,054,743
4.88%, 03/01/24 (Call 02/01/24)(a)(b)	797	878,483
5.35%, 03/01/26 (Call 01/01/26)(b)	425	489,105
5.55%, 12/01/28 (Call 09/01/28)(b)	125	149,972
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(b)	730	790,256
4.30%, 06/18/29 (Call 03/18/29)(b)	760	851,987
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	820	845,414
2.90%, 05/20/24 (Call 03/20/24)(a)	1,240	1,305,128
3.00%, 05/20/22	1,445	1,497,014
3.25%, 05/20/27 (Call 02/20/27)	997	1,074,660
3.45%, 05/20/25 (Call 02/20/25)	1,449	1,575,373
4.30%, 05/20/47 (Call 11/20/46)	940	1,128,435
4.65%, 05/20/35 (Call 11/20/34)	918	1,145,741
4.80%, 05/20/45 (Call 11/20/44)	775	984,154
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	250	251,605
2.25%, 05/01/23 (Call 02/01/23)(a)	110	112,730
2.25%, 09/04/29 (Call 06/04/29)	641	655,875
2.90%, 11/03/27 (Call 08/03/27)	105	112,280
3.88%, 03/15/39 (Call 09/15/38)	655	786,881
4.15%, 05/15/48 (Call 11/15/47)	975	1,237,844
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	1,660	1,740,990
3.00%, 03/15/21(a)	140	142,233
		70,706,791
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	100	108,149
Software — 2.0%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	339	342,503
2.60%, 06/15/22 (Call 05/15/22)	625	640,416
3.40%, 09/15/26 (Call 06/15/26)	1,180	1,269,361
4.50%, 06/15/47 (Call 12/15/46)	165	207,594
Adobe Inc.
1.70%, 02/01/23	60	60,815
1.90%, 02/01/25 (Call 01/01/25)	60	61,631
2.15%, 02/01/27 (Call 12/01/26)	490	501,952
2.30%, 02/01/30 (Call 11/01/29)	1,200	1,232,974
3.25%, 02/01/25 (Call 11/01/24)(a)	292	314,579
	Par
Security	(000)	Value

Software (continued)
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	$50	$52,628
3.50%, 06/15/27 (Call 03/15/27)(a)	364	400,159
4.38%, 06/15/25 (Call 03/15/25)	315	355,855
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	704	729,124
3.40%, 06/27/26 (Call 03/27/26)	565	610,591
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	524	540,681
4.50%, 08/15/23 (Call 05/15/23)	350	369,553
4.70%, 03/15/27 (Call 12/15/26)	231	254,041
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	150	167,455
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	725	803,039
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	150	153,136
4.80%, 03/01/26 (Call 12/01/25)	310	362,444
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	1,660	1,774,044
3.50%, 04/15/23 (Call 01/15/23)	125	132,339
3.75%, 05/21/29 (Call 02/21/29)(a)	1,475	1,663,534
3.88%, 06/05/24 (Call 03/05/24)	200	217,486
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	825	860,354
3.20%, 07/01/26 (Call 05/01/26)	459	490,857
3.50%, 10/01/22 (Call 07/01/22)	524	547,739
3.50%, 07/01/29 (Call 04/01/29)	1,575	1,725,599
3.80%, 10/01/23 (Call 09/01/23)	965	1,034,063
3.85%, 06/01/25 (Call 03/01/25)	452	495,335
4.20%, 10/01/28 (Call 07/01/28)	190	217,704
4.40%, 07/01/49 (Call 01/01/49)	1,567	1,874,971
4.75%, 06/15/21	100	103,925
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	760	763,730
2.00%, 08/08/23 (Call 06/08/23)	635	650,242
2.13%, 11/15/22	682	698,581
2.38%, 02/12/22 (Call 01/12/22)	1,622	1,658,828
2.38%, 05/01/23 (Call 02/01/23)	827	854,222
2.40%, 02/06/22 (Call 01/06/22)(a)	120	122,689
2.40%, 08/08/26 (Call 05/08/26)	1,587	1,669,688
2.65%, 11/03/22 (Call 09/03/22)	1,165	1,206,498
2.70%, 02/12/25 (Call 11/12/24)(a)	747	790,549
2.88%, 02/06/24 (Call 12/06/23)	479	505,490
3.13%, 11/03/25 (Call 08/03/25)	1,440	1,567,347
3.30%, 02/06/27 (Call 11/06/26)	1,517	1,680,450
3.45%, 08/08/36 (Call 02/08/36)	1,869	2,157,543
3.50%, 02/12/35 (Call 08/12/34)	1,075	1,250,590
3.50%, 11/15/42	1,885	2,198,880
3.63%, 12/15/23 (Call 09/15/23)	1,265	1,368,966
3.70%, 08/08/46 (Call 02/08/46)	444	539,101
3.75%, 05/01/43 (Call 11/01/42)	525	627,312
3.75%, 02/12/45 (Call 08/12/44)	686	833,580
3.95%, 08/08/56 (Call 02/08/56)	1,345	1,710,448
4.00%, 02/12/55 (Call 08/12/54)	1,275	1,613,536
4.10%, 02/06/37 (Call 08/06/36)	1,400	1,736,484
4.20%, 11/03/35 (Call 05/03/35)	697	870,535
4.25%, 02/06/47 (Call 08/06/46)	1,442	1,891,290
4.45%, 11/03/45 (Call 05/03/45)(a)	2,050	2,740,897
4.50%, 10/01/40	848	1,107,566
4.50%, 02/06/57 (Call 08/06/56)	1,140	1,584,196

66	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
4.75%, 11/03/55 (Call 05/03/55)	$295	$421,403
4.88%, 12/15/43 (Call 06/15/43)	190	263,020
5.20%, 06/01/39	210	299,468
5.30%, 02/08/41	676	975,453
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	892	899,043
2.40%, 09/15/23 (Call 07/15/23)	352	363,271
2.50%, 10/15/22	1,399	1,438,078
2.63%, 02/15/23 (Call 01/15/23)(a)	693	717,320
2.65%, 07/15/26 (Call 04/15/26)(a)	1,403	1,481,571
2.80%, 07/08/21	495	505,578
2.95%, 11/15/24 (Call 09/15/24)	742	787,749
2.95%, 05/15/25 (Call 02/15/25)	795	844,005
3.25%, 11/15/27 (Call 08/15/27)	1,222	1,342,934
3.25%, 05/15/30 (Call 02/15/30)(a)	1,602	1,776,522
3.40%, 07/08/24 (Call 04/08/24)	522	560,023
3.63%, 07/15/23	441	473,379
3.80%, 11/15/37 (Call 05/15/37)	1,068	1,234,433
3.85%, 07/15/36 (Call 01/15/36)	695	805,003
3.90%, 05/15/35 (Call 11/15/34)	728	850,193
4.00%, 07/15/46 (Call 01/15/46)	1,829	2,176,951
4.00%, 11/15/47 (Call 05/15/47)	1,140	1,379,836
4.13%, 05/15/45 (Call 11/15/44)	1,335	1,624,341
4.30%, 07/08/34 (Call 01/08/34)(a)	1,272	1,561,154
4.38%, 05/15/55 (Call 11/15/54)(a)	514	655,727
4.50%, 07/08/44 (Call 01/08/44)	717	910,407
5.38%, 07/15/40	1,326	1,822,852
6.13%, 07/08/39	563	839,755
6.50%, 04/15/38	720	1,094,344
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)(a)	210	221,341
3.70%, 04/11/28 (Call 01/11/28)	310	350,559
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,520	1,564,484
3.90%, 08/21/27 (Call 05/21/27)	952	1,024,577
		86,232,493
Telecommunications — 4.0%
America Movil SAB de CV
3.13%, 07/16/22	450	466,594
3.63%, 04/22/29 (Call 01/22/29)	210	233,003
4.38%, 07/16/42(a)	450	549,844
4.38%, 04/22/49 (Call 10/22/48)	535	669,252
6.13%, 11/15/37	315	448,481
6.13%, 03/30/40	1,770	2,585,775
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)(a)	477	490,609
2.95%, 07/15/26 (Call 04/15/26)(a)	964	1,012,395
3.00%, 02/15/22	586	601,974
3.00%, 06/30/22 (Call 04/30/22)	1,190	1,228,007
3.20%, 03/01/22 (Call 02/01/22)	380	391,964
3.40%, 06/15/22(a)	475	494,588
3.40%, 05/15/25 (Call 02/15/25)	1,636	1,742,792
3.55%, 06/01/24 (Call 03/01/24)	600	640,112
3.60%, 02/17/23 (Call 12/17/22)	905	955,290
3.60%, 07/15/25 (Call 04/15/25)	1,252	1,349,695
3.80%, 03/01/24 (Call 01/01/24)	963	1,039,189
3.80%, 02/15/27 (Call 11/15/26)	824	903,455
3.88%, 08/15/21(a)	1,288	1,331,006
3.88%, 01/15/26 (Call 10/15/25)	898	985,655
3.90%, 03/11/24 (Call 12/11/23)(a)	820	890,016
	Par
Security	(000)	Value

Telecommunications (continued)
3.95%, 01/15/25 (Call 10/15/24)(a)	$1,709	$1,867,935
4.00%, 01/15/22	524	548,224
4.10%, 02/15/28 (Call 11/15/27)(a)	1,162	1,302,775
4.13%, 02/17/26 (Call 11/17/25)	1,370	1,522,833
4.25%, 03/01/27 (Call 12/01/26)(a)	1,285	1,448,239
4.30%, 02/15/30 (Call 11/15/29)	2,174	2,488,603
4.30%, 12/15/42 (Call 06/15/42)	1,067	1,197,171
4.35%, 03/01/29 (Call 12/01/28)	2,096	2,387,601
4.35%, 06/15/45 (Call 12/15/44)	1,436	1,618,296
4.45%, 05/15/21	441	455,532
4.45%, 04/01/24 (Call 01/01/24)	1,283	1,414,128
4.50%, 05/15/35 (Call 11/15/34)	2,038	2,373,520
4.50%, 03/09/48 (Call 09/09/47)	2,450	2,808,669
4.55%, 03/09/49 (Call 09/09/48)	1,537	1,780,353
4.65%, 06/01/44 (Call 12/01/43)	866	975,576
4.75%, 05/15/46 (Call 11/15/45)	1,200	1,407,470
4.80%, 06/15/44 (Call 12/15/43)	1,225	1,449,137
4.85%, 03/01/39 (Call 09/01/38)	740	887,856
4.85%, 07/15/45 (Call 01/15/45)	745	869,506
4.90%, 08/15/37 (Call 02/14/37)	1,214	1,450,189
4.90%, 06/15/42	515	607,657
5.15%, 03/15/42	631	769,704
5.15%, 11/15/46 (Call 05/15/46)(a)	550	680,624
5.15%, 02/15/50 (Call 08/14/49)	1,335	1,657,345
5.25%, 03/01/37 (Call 09/01/36)(a)	1,448	1,791,889
5.30%, 08/15/58 (Call 02/14/58)(a)	790	1,027,880
5.35%, 09/01/40	300	381,604
5.35%, 12/15/43(a)	375	463,107
5.38%, 10/15/41(a)	255	315,673
5.45%, 03/01/47 (Call 09/01/46)	1,240	1,611,287
5.55%, 08/15/41	318	411,550
5.65%, 02/15/47 (Call 08/15/46)(a)	685	914,139
5.70%, 03/01/57 (Call 09/01/56)	450	620,973
6.00%, 08/15/40 (Call 05/15/40)	920	1,239,182
6.10%, 07/15/40	300	403,020
6.15%, 09/15/34(a)	75	100,529
6.25%, 03/29/41	233	314,326
6.35%, 03/15/40	225	309,474
6.38%, 03/01/41(a)	707	962,811
6.55%, 02/15/39(a)	625	886,888
7.13%, 03/15/26(a)	475	607,302
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	205	248,329
4.46%, 04/01/48 (Call 10/01/47)	1,120	1,393,471
Bharti Airtel Ltd., 4.38%, 06/10/25(b)	425	448,375
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	250	258,247
4.25%, 11/08/49 (Call 05/08/49)(b)	200	215,576
4.50%, 12/04/23 (Call 11/04/23)	975	1,069,763
5.13%, 12/04/28 (Call 09/04/28)(a)	275	330,689
9.63%, 12/15/30	1,502	2,380,135
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	314	316,240
2.20%, 09/20/23 (Call 07/20/23)	571	586,023
2.50%, 09/20/26 (Call 06/20/26)	645	681,349
2.60%, 02/28/23	355	368,575
2.90%, 03/04/21(a)	650	658,861
2.95%, 02/28/26	401	432,355
3.00%, 06/15/22	656	683,662
3.50%, 06/15/25	470	516,880

S c h e d u l e o f I n v e s t m e n t s	67

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
3.63%, 03/04/24	$677	$737,090
5.50%, 01/15/40	1,113	1,619,291
5.90%, 02/15/39	978	1,455,205
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	335	344,722
3.90%, 11/15/49 (Call 05/15/49)(a)	475	502,294
4.38%, 11/15/57 (Call 05/15/57)	495	539,453
4.75%, 03/15/42	206	238,485
5.35%, 11/15/48 (Call 05/15/48)(a)	500	645,269
5.45%, 11/15/79 (Call 05/15/79)(a)	550	613,734
5.75%, 08/15/40	205	262,971
5.85%, 11/15/68 (Call 05/15/68)	115	140,984
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	1,250	1,321,944
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)(b)	1,480	1,487,973
2.82%, 01/19/22 (Call 12/19/21)(b)	145	148,403
3.60%, 01/19/27 (Call 10/19/26)(b)	150	163,335
4.38%, 06/21/28 (Call 03/21/28)(b)	880	1,010,631
4.75%, 06/21/38 (Call 12/21/37)(a)(b)	585	728,646
4.88%, 03/06/42(b)	550	706,527
8.75%, 06/15/30	126	190,874
9.25%, 06/01/32	471	779,138
Empresa Nacional de Telecomunicaciones SA, 4.75%,
08/01/26 (Call 05/03/26)(b)	225	241,242
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)(a)	734	819,071
4.50%, 03/15/24(a)	1,934	2,134,902
5.95%, 03/15/41(a)	225	277,462
Koninklijke KPN NV, 8.38%, 10/01/30.	10	14,030
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	500	519,835
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	100	106,090
Motorola Solutions Inc.
3.50%, 03/01/23	313	326,324
3.75%, 05/15/22	1,343	1,396,362
4.00%, 09/01/24	230	249,296
4.60%, 02/23/28 (Call 11/23/27)	595	672,332
4.60%, 05/23/29 (Call 02/23/29)(a)	641	735,412
5.50%, 09/01/44	150	177,740
Ooredoo International Finance Ltd.
3.25%, 02/21/23(b)	185	188,700
3.88%, 01/31/28(b)	1,000	1,087,500
4.50%, 01/31/43(b)	60	71,869
Orange SA
4.13%, 09/14/21	100	104,357
5.38%, 01/13/42	310	431,829
5.50%, 02/06/44 (Call 08/06/43)	480	699,548
9.00%, 03/01/31	1,566	2,509,429
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	385	408,114
3.00%, 03/15/23 (Call 12/15/22)	65	67,889
3.63%, 12/15/25 (Call 09/15/25)	629	694,621
3.70%, 11/15/49 (Call 05/15/49)(a)	525	572,982
4.10%, 10/01/23 (Call 07/01/23)(a)	718	780,781
4.35%, 05/01/49 (Call 11/01/48)(a)	883	1,047,807
4.50%, 03/15/43 (Call 09/15/42)(a)	570	675,045
5.00%, 03/15/44 (Call 09/15/43)	923	1,190,214
5.45%, 10/01/43 (Call 04/01/43)(a)	597	799,874
7.50%, 08/15/38	50	78,269
Saudi Telecom Co., 3.89%, 05/13/29(b)	1,000	1,078,750
	Par
Security	(000)	Value

Telecommunications (continued)
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)(b)	$420	$480,416
SES SA
3.60%, 04/04/23(a)(b)	469	488,674
5.30%, 04/04/43(b)	200	225,830
Telefonica Emisiones SA
4.10%, 03/08/27	430	477,604
4.57%, 04/27/23	675	737,728
4.67%, 03/06/38	1,575	1,825,377
4.90%, 03/06/48	975	1,185,978
5.21%, 03/08/47(a)	1,060	1,302,400
5.52%, 03/01/49 (Call 09/01/48)	707	919,733
7.05%, 06/20/36	948	1,366,775
Telefonica Europe BV, 8.25%, 09/15/30(a)	370	547,007
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	650	688,497
4.30%, 06/15/49 (Call 12/15/48)(a)	85	104,801
4.60%, 11/16/48 (Call 05/16/48)	635	817,220
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	502	515,320
2.63%, 08/15/26	2,029	2,129,459
2.95%, 03/15/22	280	288,465
3.13%, 03/16/22	1,542	1,598,570
3.38%, 02/15/25	1,707	1,848,109
3.85%, 11/01/42 (Call 05/01/42)	955	1,082,150
3.88%, 02/08/29 (Call 11/08/28)	1,489	1,704,633
4.02%, 12/03/29 (Call 09/03/29)	1,259	1,460,668
4.13%, 03/16/27	1,554	1,767,875
4.13%, 08/15/46	1,052	1,271,422
4.15%, 03/15/24 (Call 12/15/23)(a)	100	109,446
4.27%, 01/15/36	1,724	2,070,735
4.33%, 09/21/28	1,751	2,058,768
4.40%, 11/01/34 (Call 05/01/34)(a)	881	1,076,234
4.50%, 08/10/33	1,988	2,437,604
4.52%, 09/15/48	2,225	2,877,624
4.60%, 04/01/21(a)	250	258,528
4.67%, 03/15/55	1,000	1,332,521
4.75%, 11/01/41(a)	625	814,203
4.81%, 03/15/39	1,183	1,517,524
4.86%, 08/21/46	2,270	2,996,516
5.01%, 04/15/49(a)	2,286	3,155,537
5.15%, 09/15/23	1,330	1,495,948
5.25%, 03/16/37(a)	1,685	2,250,939
5.50%, 03/16/47(a)	1,085	1,587,311
Vodafone Group PLC
2.95%, 02/19/23	32	33,231
3.75%, 01/16/24	548	589,187
4.13%, 05/30/25	1,082	1,208,371
4.25%, 09/17/50	807	888,145
4.38%, 05/30/28	1,360	1,562,560
4.38%, 02/19/43	888	1,022,472
4.88%, 06/19/49	935	1,121,287
5.00%, 05/30/38	1,420	1,739,017
5.13%, 06/19/59(a)	245	298,851
5.25%, 05/30/48	1,990	2,508,728
6.15%, 02/27/37	273	378,708
6.25%, 11/30/32	451	612,051
7.88%, 02/15/30	275	396,312
		172,956,517
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	450	477,320

68	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22(a)	$90	$92,628
3.00%, 11/19/24 (Call 10/19/24)	100	104,904
3.15%, 05/15/21 (Call 03/15/21)	105	106,437
3.50%, 09/15/27 (Call 06/15/27)	193	201,826
3.55%, 11/19/26 (Call 09/19/26)	450	472,054
3.90%, 11/19/29 (Call 08/19/29)	370	388,788
5.10%, 05/15/44 (Call 11/15/43)(a)	776	848,062
		2,214,699
Transportation — 2.0%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	325	348,335
4.50%, 06/20/29 (Call 03/20/29)(b)	250	271,464
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	638	666,942
3.00%, 04/01/25 (Call 01/01/25)(a)	230	246,191
3.05%, 03/15/22 (Call 12/15/21)(a)	697	718,075
3.05%, 09/01/22 (Call 06/01/22)	735	761,650
3.25%, 06/15/27 (Call 03/15/27)	97	107,198
3.40%, 09/01/24 (Call 06/01/24)	100	108,365
3.45%, 09/15/21 (Call 06/15/21)	600	616,983
3.55%, 02/15/50 (Call 08/15/49)	433	488,055
3.65%, 09/01/25 (Call 06/01/25)	290	319,028
3.75%, 04/01/24 (Call 01/01/24)	643	697,030
3.85%, 09/01/23 (Call 06/01/23)	904	975,688
3.90%, 08/01/46 (Call 02/01/46)	360	422,946
4.05%, 06/15/48 (Call 12/15/47)	249	300,692
4.10%, 06/01/21 (Call 03/01/21)	60	61,654
4.13%, 06/15/47 (Call 12/15/46)	180	218,174
4.15%, 04/01/45 (Call 10/01/44)	507	607,626
4.15%, 12/15/48 (Call 06/15/48)	540	656,086
4.38%, 09/01/42 (Call 03/01/42)	620	761,786
4.40%, 03/15/42 (Call 09/15/41)	680	837,392
4.45%, 03/15/43 (Call 09/15/42)	910	1,116,464
4.55%, 09/01/44 (Call 03/01/44)	575	713,595
4.70%, 09/01/45 (Call 03/01/45)	310	397,654
4.90%, 04/01/44 (Call 10/01/43)	347	458,694
4.95%, 09/15/41 (Call 03/15/41)	235	306,604
5.15%, 09/01/43 (Call 03/01/43)	317	428,744
5.40%, 06/01/41 (Call 12/01/40)	557	764,314
5.75%, 05/01/40 (Call 11/01/39)(a)	457	655,246
6.15%, 05/01/37	62	90,037
7.00%, 12/15/25	50	64,423
7.95%, 08/15/30	339	514,173
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	80	81,860
2.75%, 03/01/26 (Call 12/01/25)	110	117,372
2.85%, 12/15/21 (Call 09/15/21)(a)	35	35,826
2.95%, 11/21/24 (Call 08/21/24)	500	531,769
3.20%, 08/02/46 (Call 02/02/46)	65	71,667
3.65%, 02/03/48 (Call 08/03/47)	550	629,607
4.45%, 01/20/49 (Call 07/20/48)	930	1,211,466
4.50%, 11/07/43 (Call 05/07/43)	50	63,095
6.25%, 08/01/34	156	227,542
6.38%, 11/15/37	305	460,942
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	800	854,301
3.70%, 02/01/26 (Call 11/01/25)	55	60,266
4.00%, 06/01/28 (Call 03/01/28)	207	238,957
4.50%, 01/15/22	35	36,927
	Par
Security	(000)	Value

Transportation (continued)
4.80%, 09/15/35 (Call 03/15/35)	$300	$385,285
4.80%, 08/01/45 (Call 02/01/45)(a)	250	337,293
5.95%, 05/15/37	262	378,375
6.13%, 09/15/2115 (Call 03/15/2115)	540	874,958
7.13%, 10/15/31	110	161,066
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	75	84,836
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	464	472,801
2.60%, 11/01/26 (Call 08/01/26)	272	286,469
3.25%, 06/01/27 (Call 03/01/27)	404	434,242
3.35%, 11/01/25 (Call 08/01/25)(a)	460	498,955
3.35%, 09/15/49 (Call 03/15/49)	465	487,640
3.40%, 08/01/24 (Call 05/01/24)(a)	330	353,169
3.70%, 11/01/23 (Call 08/01/23)(a)	360	386,307
3.80%, 03/01/28 (Call 12/01/27)	393	438,111
3.80%, 11/01/46 (Call 05/01/46)	590	660,589
3.95%, 05/01/50 (Call 11/01/49)	267	309,448
4.10%, 03/15/44 (Call 09/15/43)	385	442,629
4.25%, 06/01/21 (Call 03/01/21)	130	133,455
4.25%, 03/15/29 (Call 12/15/28)(a)	400	463,787
4.25%, 11/01/66 (Call 05/01/66)(a)	320	366,056
4.30%, 03/01/48 (Call 09/01/47)	620	750,324
4.40%, 03/01/43 (Call 09/01/42)	300	359,208
4.50%, 03/15/49 (Call 09/15/48)	162	203,086
4.50%, 08/01/54 (Call 02/01/54)(a)	205	254,275
4.65%, 03/01/68 (Call 09/01/67)	170	208,997
4.75%, 05/30/42 (Call 11/30/41)	400	500,851
4.75%, 11/15/48 (Call 05/15/48)	494	639,384
5.50%, 04/15/41 (Call 10/15/40)	265	355,363
6.00%, 10/01/36	325	445,236
6.15%, 05/01/37	427	594,982
6.22%, 04/30/40	342	499,513
FedEx Corp.
2.63%, 08/01/22	348	357,098
3.10%, 08/05/29 (Call 05/05/29)	90	94,074
3.20%, 02/01/25(a)	244	259,512
3.25%, 04/01/26 (Call 01/01/26)	421	451,617
3.30%, 03/15/27 (Call 12/15/26)	221	235,963
3.40%, 01/14/22(a)	400	414,221
3.40%, 02/15/28 (Call 11/15/27)(a)	684	732,936
3.88%, 08/01/42	440	444,657
3.90%, 02/01/35(a)	375	407,828
4.00%, 01/15/24	568	614,577
4.05%, 02/15/48 (Call 08/15/47)	620	629,569
4.10%, 04/15/43	390	405,035
4.10%, 02/01/45	530	542,217
4.20%, 10/17/28 (Call 07/17/28)	425	474,897
4.40%, 01/15/47 (Call 07/15/46)	620	658,230
4.55%, 04/01/46 (Call 10/01/45)	510	559,452
4.75%, 11/15/45 (Call 05/15/45)	644	726,965
4.90%, 01/15/34	245	292,872
4.95%, 10/17/48 (Call 04/17/48)	350	398,732
5.10%, 01/15/44	465	544,931
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	475	491,598
3.88%, 03/01/26 (Call 01/01/26)	930	1,034,972
Kansas City Southern
2.88%, 11/15/29 (Call 05/15/29)	380	394,953
3.00%, 05/15/23 (Call 02/15/23)	450	469,112

S c h e d u l e o f I n v e s t m e n t s	69

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
4.20%, 11/15/69 (Call 05/15/69)(a)	$460	$555,124
4.95%, 08/15/45 (Call 02/15/45)	250	326,668
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	150	165,523
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	160	167,535
2.90%, 02/15/23 (Call 11/15/22)	260	269,829
2.90%, 06/15/26 (Call 03/15/26)	322	344,577
3.00%, 04/01/22 (Call 01/01/22)	455	467,708
3.15%, 06/01/27 (Call 03/01/27)(a)	65	70,349
3.25%, 12/01/21 (Call 09/01/21)	1,430	1,469,065
3.40%, 11/01/49 (Call 05/01/49)	170	185,384
3.65%, 08/01/25 (Call 06/01/25)	70	77,128
3.80%, 08/01/28 (Call 05/01/28)	395	451,906
3.94%, 11/01/47 (Call 05/01/47)	278	324,007
3.95%, 10/01/42 (Call 04/01/42)	250	291,930
4.05%, 08/15/52 (Call 02/15/52)	535	636,598
4.10%, 05/15/49 (Call 11/15/48)	335	402,339
4.15%, 02/28/48 (Call 08/28/47)	165	202,174
4.45%, 06/15/45 (Call 12/15/44)	346	430,044
4.65%, 01/15/46 (Call 07/15/45)	475	610,327
4.84%, 10/01/41	562	728,955
5.10%, 08/01/2118 (Call 02/01/2118)	525	688,375
5.59%, 05/17/25(a)	365	433,123
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(b)	1,000	1,071,250
Pelabuhan Indonesia III Persero PT, 4.88%, 10/01/24(b)	600	652,875
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	485	496,127
2.50%, 09/01/24 (Call 08/01/24)	777	797,625
2.80%, 03/01/22 (Call 02/01/22)(a)	430	441,185
2.90%, 12/01/26 (Call 10/01/26)(a)	445	470,868
3.40%, 03/01/23 (Call 02/01/23)	240	252,202
3.50%, 06/01/21	75	76,905
3.65%, 03/18/24 (Call 02/18/24)	650	693,956
3.75%, 06/09/23 (Call 05/09/23)	780	831,803
3.88%, 12/01/23 (Call 11/01/23)	785	843,833
TTX Co.
3.60%, 01/15/25(b)	830	902,249
4.20%, 07/01/46 (Call 01/01/46)(b)	125	152,220
4.60%, 02/01/49 (Call 08/01/48)(b)	500	676,203
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	55	56,043
2.40%, 02/05/30 (Call 11/05/29)(a)	120	123,035
2.75%, 04/15/23 (Call 01/15/23)	250	258,497
2.75%, 03/01/26 (Call 12/01/25)	602	632,049
2.95%, 03/01/22(a)	122	125,383
3.00%, 04/15/27 (Call 01/15/27)	315	337,138
3.25%, 01/15/25 (Call 10/15/24)	387	415,211
3.25%, 08/15/25 (Call 05/15/25)	470	510,163
3.25%, 02/05/50 (Call 08/05/49)	200	206,119
3.38%, 02/01/35 (Call 08/01/34)	516	569,185
3.50%, 06/08/23 (Call 05/08/23)(a)	250	265,742
3.55%, 08/15/39 (Call 02/15/39)	180	196,980
3.60%, 09/15/37 (Call 03/15/37)	230	254,594
3.65%, 02/15/24 (Call 11/15/23)	51	54,987
3.70%, 03/01/29 (Call 12/01/28)	231	260,619
3.75%, 03/15/24 (Call 12/15/23)	125	135,074
3.75%, 07/15/25 (Call 05/15/25)	75	82,833
3.80%, 10/01/51 (Call 04/01/51)	733	824,961
3.84%, 03/20/60 (Call 09/20/59)(b)	227	249,327
3.88%, 02/01/55 (Call 08/01/54)	645	709,714
	Par
Security	(000)	Value

Transportation (continued)
3.95%, 09/10/28 (Call 06/10/28)	$779	$887,327
3.95%, 08/15/59 (Call 02/15/59)(a)	337	380,823
4.00%, 04/15/47 (Call 10/15/46)	575	656,073
4.05%, 11/15/45 (Call 05/15/45)(a)	570	655,038
4.10%, 09/15/67 (Call 03/15/67)	95	109,513
4.15%, 01/15/45 (Call 07/15/44)	655	756,973
4.16%, 07/15/22 (Call 04/15/22)	459	485,593
4.25%, 04/15/43 (Call 10/15/42)	85	98,493
4.30%, 03/01/49 (Call 09/01/48)	602	727,010
4.38%, 09/10/38 (Call 03/10/38)	760	907,432
4.38%, 11/15/65 (Call 05/15/65)	245	292,747
4.50%, 09/10/48 (Call 03/10/48)	470	574,853
6.63%, 02/01/29	25	33,443
United Parcel Service Inc.
2.05%, 04/01/21	140	140,930
2.20%, 09/01/24 (Call 08/01/24)	65	67,082
2.35%, 05/16/22 (Call 04/16/22)	500	510,269
2.40%, 11/15/26 (Call 08/15/26)(a)	205	213,296
2.45%, 10/01/22	995	1,020,388
2.50%, 04/01/23 (Call 03/01/23)	1,201	1,243,078
2.50%, 09/01/29 (Call 06/01/29)(a)	286	296,841
2.80%, 11/15/24 (Call 09/15/24)(a)	582	615,908
3.05%, 11/15/27 (Call 08/15/27)	386	417,924
3.40%, 03/15/29 (Call 12/15/28)	305	336,199
3.40%, 11/15/46 (Call 05/15/46)	315	326,887
3.40%, 09/01/49 (Call 03/01/49)	227	238,841
3.63%, 10/01/42	50	54,622
3.75%, 11/15/47 (Call 05/15/47)	1,240	1,379,885
4.25%, 03/15/49 (Call 09/15/48)	450	542,730
4.88%, 11/15/40 (Call 05/15/40)	160	204,456
6.20%, 01/15/38(a)	1,376	2,020,064
		84,845,954
Trucking & Leasing — 0.3%
Aviation Capital Group LLC
3.50%, 11/01/27 (Call 07/01/27)(b)	635	659,015
3.88%, 05/01/23 (Call 04/01/23)(b)	375	393,896
4.13%, 08/01/25 (Call 06/01/25)(b)	300	321,276
4.88%, 10/01/25 (Call 07/01/25)(a)(b)	205	229,807
6.75%, 04/06/21(b)	500	526,314
DAE Funding LLC, 5.00%, 08/01/24 (Call 08/01/20)(b)	125	129,773
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	50	52,747
3.50%, 03/15/28 (Call 12/15/27)(a)	365	390,847
3.85%, 03/30/27 (Call 12/30/26)	247	268,152
3.90%, 03/30/23(a)	100	106,015
4.35%, 02/15/24 (Call 01/15/24)	600	652,284
4.50%, 03/30/45 (Call 09/30/44)(a)	120	135,680
4.55%, 11/07/28 (Call 08/07/28)	310	355,699
4.70%, 04/01/29 (Call 01/01/29)(a)	250	293,144
4.75%, 06/15/22	500	535,539
4.85%, 06/01/21	150	155,951
5.20%, 03/15/44 (Call 09/15/43)	125	158,776
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(a)(b)	110	113,056
3.35%, 11/01/29 (Call 08/01/29)(b)	500	532,054
3.38%, 02/01/22 (Call 12/01/21)(b)	445	458,209
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	372	398,137
3.65%, 07/29/21 (Call 06/29/21)(b)	115	118,470
3.90%, 02/01/24 (Call 01/01/24)(b)	725	780,823
3.95%, 03/10/25 (Call 01/10/25)(b)	812	890,483

70	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Trucking & Leasing (continued)
4.13%, 08/01/23 (Call 07/01/23)(b)	$285	$305,913
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	110	122,156
4.25%, 01/17/23(b)	837	898,257
4.45%, 01/29/26 (Call 11/29/25)(a)(b)	587	658,342
SMBC Aviation Capital Finance DAC, 3.00%, 07/15/22 (Call 06/15/22)(b)	642	662,731
		11,303,546
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	420	445,958
3.00%, 12/01/26 (Call 09/01/26)	400	425,272
3.40%, 03/01/25 (Call 12/01/24)	400	435,270
3.45%, 06/01/29 (Call 03/01/29)(a)	206	229,223
3.75%, 09/01/28 (Call 06/01/28)(a)	750	840,029
3.75%, 09/01/47 (Call 03/01/47)	445	506,811
3.85%, 03/01/24 (Call 12/01/23)	745	811,043
4.00%, 12/01/46 (Call 06/01/46)	192	224,589
4.20%, 09/01/48 (Call 03/01/48)(a)	115	137,901
4.30%, 12/01/42 (Call 06/01/42)	450	551,911
4.30%, 09/01/45 (Call 03/01/45)	270	330,461
6.59%, 10/15/37	477	727,709
Essential Utilities Inc.
3.57%, 05/01/29 (Call 02/01/29)	155	172,200
4.28%, 05/01/49 (Call 11/01/48)	260	315,059
United Utilities PLC, 6.88%, 08/15/28(a)	150	191,955
		6,345,391
Total Corporate Bonds & Notes — 97.9%
(Cost: $3,922,592,198)		4,185,813,587

Foreign Government Obligations(g)

South Korea — 0.1%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	360	481,500
Korea Gas Corp., 3.13%, 07/20/27(a)(b)	1,225	1,341,375
Korea Hydro & Nuclear Power Co. Ltd.
3.13%, 07/25/27(b)	370	402,259
3.75%, 07/25/23(a)(b)	955	1,022,026
Korea National Oil Corp.
3.38%, 03/27/27(b)	500	547,969
4.00%, 01/23/24(b)	1,000	1,090,937
		4,886,066
Total Foreign Government Obligations — 0.1%
(Cost: $4,340,094)		4,886,066
	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(h)(i)(j)	435,275	$435,579,780
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(h)(i)	43,162	43,162,000
		478,741,780
Total Short-Term Investments — 11.2%
(Cost: $478,539,592)		478,741,780

Total Investments in Securities — 109.2%
(Cost: $4,405,471,884)		4,669,441,433

Other Assets, Less Liabilities — (9.2)%		(392,182,196)

Net Assets — 100.0%		$4,277,259,237

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	71

Schedule of Investments (continued)	iShares® Broad USD Investment Grade Corporate Bond ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares					Change in
	Held at		Held at					Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized	Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	298,764	136,511	435,275	$435,579,780	$971,457	(b)	$(1,556)	$115,720
BlackRock Cash Funds: Treasury, SL Agency Shares	60,825	(17,663)	43,162	43,162,000	1,292,151		—	—
				$478,741,780	$2,263,608		$(1,556)	$115,720

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$4,185,813,587	$—	$4,185,813,587
Foreign Government Obligations	—	4,886,066	—	4,886,066
Money Market Funds	478,741,780	—	—	478,741,780
	$478,741,780	$4,190,699,653	$—	$4,669,441,433

See notes to financial statements

72	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21(a)	$2,421	$2,494,266
3.75%, 02/15/23	5,105	5,440,629
4.00%, 03/15/22	233	242,285
4.20%, 04/15/24(a)	5,068	5,584,609
Omnicom Group Inc./Omnicom Capital Inc.
3.63%, 05/01/22(a)	9,132	9,548,676
3.65%, 11/01/24 (Call 08/01/24)(a)	1,340	1,445,816
WPP Finance 2010
3.63%, 09/07/22	91	95,569
3.75%, 09/19/24(a)	4,580	4,984,038
		29,835,888
Aerospace & Defense — 1.0%
Airbus Finance BV, 2.70%, 04/17/23(a)(b)	8,603	8,967,209
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	178	194,146
BAE Systems PLC, 4.75%, 10/11/21(b)	683	716,717
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)(a)	395	395,883
2.13%, 03/01/22 (Call 02/01/22)	1,186	1,197,234
2.20%, 10/30/22 (Call 08/30/22)(a)	450	452,188
2.30%, 08/01/21(a)	3,375	3,414,043
2.35%, 10/30/21	1,367	1,375,477
2.70%, 05/01/22(a)	2,075	2,123,051
2.80%, 03/01/23 (Call 02/01/23)	690	710,467
2.80%, 03/01/24 (Call 02/01/24)(a)	15,355	15,857,077
2.85%, 10/30/24 (Call 07/30/24)(a)	2,186	2,250,157
7.95%, 08/15/24	932	1,153,520
8.75%, 08/15/21(a)	292	320,512
Embraer SA, 5.15%, 06/15/22	475	499,344
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	233	236,705
2.25%, 11/15/22 (Call 08/15/22)	2,679	2,741,742
2.38%, 11/15/24 (Call 09/15/24)(a)	5,935	6,152,420
3.38%, 05/15/23 (Call 04/15/23)	2,149	2,279,326
3.88%, 07/15/21 (Call 04/15/21)(a)	409	420,868
L3Harris Technologies Inc., 3.85%, 06/15/23
(Call 05/15/23)(b)	7,685	8,228,888
Lockheed Martin Corp.
3.10%, 01/15/23 (Call 11/15/22)	820	857,729
3.35%, 09/15/21(a)	7,777	8,039,387
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	11,760	12,111,918
2.93%, 01/15/25 (Call 11/15/24)	5,742	6,085,535
3.25%, 08/01/23(a)	8,822	9,352,874
3.50%, 03/15/21(a)	3,112	3,174,966
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)(a)	8,696	8,944,214
3.15%, 12/15/24 (Call 09/15/24)	75	81,043
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)(a)	10,309	10,600,959
3.10%, 11/15/21 (Call 08/15/21)	250	256,650
3.20%, 03/15/24 (Call 01/15/24)	727	773,295
3.70%, 12/15/23 (Call 09/15/23)	4,441	4,761,790
United Technologies Corp.
2.80%, 05/04/24 (Call 03/04/24)(a)	990	1,052,030
3.65%, 08/16/23 (Call 07/16/23)	14,756	15,936,583
		141,715,947
	Par
Security	(000)	Value

Agriculture — 1.4%
Altria Group Inc.
2.85%, 08/09/22(a)	$11,905	$12,233,846
2.95%, 05/02/23	415	428,434
3.49%, 02/14/22(a)	7,522	7,782,825
3.80%, 02/14/24 (Call 01/14/24)(a)	7,318	7,858,850
4.00%, 01/31/24(a)	8,324	8,989,523
4.75%, 05/05/21	4,596	4,765,219
Archer-Daniels-Midland Co.
3.38%, 03/15/22 (Call 02/15/22)	7,303	7,599,482
4.48%, 03/01/21	2,902	2,988,506
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)(a)	25,413	26,095,481
2.79%, 09/06/24 (Call 08/06/24)(a)	2,490	2,573,128
3.22%, 08/15/24 (Call 06/15/24)	13,151	13,811,634
BAT International Finance PLC, 3.25%, 06/07/22(b)	1,830	1,892,669
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	6,024	6,219,249
4.35%, 03/15/24 (Call 02/15/24)(a)	5,031	5,426,208
Cargill Inc., 4.31%, 05/14/21(b)	50	51,886
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)(b)	5,210	5,412,404
3.50%, 02/11/23 (Call 11/11/22)(b)	15,200	15,811,180
3.75%, 07/21/22 (Call 05/21/22)(b)	1,740	1,818,521
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	3,243	3,297,321
2.38%, 08/17/22 (Call 07/17/22)(a)	6,424	6,552,591
2.50%, 08/22/22(a)	5,377	5,529,425
2.50%, 11/02/22 (Call 10/02/22)(a)	8,118	8,360,825
2.63%, 02/18/22 (Call 01/18/22)	1,610	1,648,254
2.63%, 03/06/23	2,466	2,552,857
2.88%, 05/01/24 (Call 04/01/24)(a)	12,463	13,092,860
2.90%, 11/15/21	4,608	4,712,325
3.25%, 11/10/24(a)	4,557	4,850,762
3.60%, 11/15/23(a)	60	64,529
4.13%, 05/17/21(a)	800	827,082
Reynolds American Inc.
4.00%, 06/12/22	7,782	8,193,693
4.85%, 09/15/23	778	862,742
		192,304,311
Airlines — 0.2%
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(a)	5,760	5,856,702
3.40%, 04/19/21	7,298	7,432,903
3.63%, 03/15/22 (Call 02/15/22)	2,768	2,852,200
3.80%, 04/19/23 (Call 03/19/23)	6,913	7,215,043
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	175	180,169
		23,537,017
Apparel — 0.1%
Michael Kors USA Inc., 4.00%, 11/01/24
(Call 09/01/24)(a)(b)	95	99,796
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)(a)	1,228	1,266,437
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	5,781	5,948,622
VF Corp., 3.50%, 09/01/21 (Call 03/04/20)(a)	451	464,232
		7,779,087
Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.65%, 07/12/21(a)	1,731	1,738,117
1.70%, 09/09/21(a)	2,450	2,462,878
1.95%, 05/10/23	1,995	2,024,903

S c h e d u l e o f I n v e s t m e n t s	73

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
2.05%, 01/10/23(a)	$3,252	$3,305,317
2.15%, 09/10/24(a)	2,395	2,447,616
2.40%, 06/27/24(a)	5,710	5,894,182
2.60%, 11/16/22(a)	1,421	1,468,975
2.90%, 02/16/24	2,775	2,916,298
3.38%, 12/10/21	12,059	12,504,085
3.55%, 01/12/24	7,150	7,671,336
3.63%, 10/10/23	6,692	7,188,089
3.80%, 09/20/21(b)	1,350	1,400,170
BMW Finance NV
2.25%, 08/12/22(a)(b)	2,500	2,534,829
2.40%, 08/14/24 (Call 07/14/24)(b)	2,625	2,716,732
BMW U.S. Capital LLC
1.85%, 09/15/21 (Call 08/15/21)(b)	70	70,439
2.00%, 04/11/21 (Call 03/11/21)(a)(b)	2,268	2,281,490
2.25%, 09/15/23 (Call 07/15/23)(b)	186	189,529
2.70%, 04/06/22 (Call 03/06/22)(b)	2,920	2,984,226
2.95%, 04/14/22(a)(b)	11,586	11,918,326
3.10%, 04/12/21(a)(b)	3,570	3,638,370
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	5,740	6,046,700
3.40%, 08/13/21(b)	7,920	8,145,490
3.45%, 04/12/23 (Call 03/12/23)(b)	14,337	15,080,052
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	1,650	1,776,561
Daimler Finance North America LLC
2.00%, 07/06/21(b)	1,578	1,584,711
2.20%, 10/30/21(b)	2,460	2,478,611
2.55%, 08/15/22(b)	7,982	8,126,472
2.70%, 06/14/24(a)(b)	4,405	4,548,954
2.85%, 01/06/22(b)	805	821,861
3.35%, 05/04/21(b)	5,235	5,331,880
3.35%, 02/22/23(a)(b)	4,695	4,901,891
3.40%, 02/22/22(a)(b)	12,319	12,692,332
3.65%, 02/22/24(a)(b)	8,950	9,554,009
3.70%, 05/04/23(b)	7,730	8,174,994
3.75%, 11/05/21(a)(b)	6,188	6,393,756
3.88%, 09/15/21(a)(b)	1,391	1,435,686
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(a)	1,080	1,091,008
3.09%, 01/09/23	10,255	10,282,363
3.10%, 05/04/23(a)	13,130	13,181,526
3.22%, 01/09/22(a)	1,882	1,889,753
3.34%, 03/18/21	2,570	2,592,312
3.34%, 03/28/22 (Call 02/28/22)(a)	1,341	1,354,752
3.35%, 11/01/22	5,050	5,094,986
3.47%, 04/05/21	12,192	12,323,818
3.55%, 10/07/22	50	50,882
3.66%, 09/08/24	2,800	2,795,483
3.81%, 10/12/21(a)	6,312	6,440,608
3.81%, 01/09/24 (Call 11/09/23)(a)	4,070	4,116,591
4.06%, 11/01/24 (Call 10/01/24)	5,050	5,127,433
4.14%, 02/15/23 (Call 01/15/23)	7,008	7,213,161
4.25%, 09/20/22	11,252	11,583,037
4.38%, 08/06/23	923	956,545
5.58%, 03/18/24 (Call 02/18/24)(a)	1,979	2,117,737
5.60%, 01/07/22	13,005	13,724,332
5.88%, 08/02/21	15,795	16,499,860
General Motors Co., 4.88%, 10/02/23	2,013	2,188,446
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	1,270	1,282,160
3.15%, 06/30/22 (Call 05/30/22)(a)	13,520	13,834,644
	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.20%, 07/06/21 (Call 06/06/21)	$13,399	$13,557,173
3.25%, 01/05/23 (Call 12/05/22)	6,789	6,983,671
3.45%, 01/14/22 (Call 12/14/21)	3,013	3,078,302
3.45%, 04/10/22 (Call 02/10/22)(a)	1,515	1,553,567
3.50%, 11/07/24 (Call 09/07/24)(a)	2,681	2,781,752
3.55%, 04/09/21(a)	10,667	10,840,362
3.55%, 07/08/22(a)	6,608	6,842,384
3.70%, 05/09/23 (Call 03/09/23)	12,029	12,495,417
3.95%, 04/13/24 (Call 02/13/24)(a)	10,715	11,308,183
4.00%, 01/15/25 (Call 10/15/24)	130	137,852
4.15%, 06/19/23 (Call 05/19/23)	11,123	11,801,273
4.20%, 03/01/21 (Call 02/01/21)(a)	9,250	9,391,243
4.20%, 11/06/21	8,334	8,619,115
4.25%, 05/15/23(a)	1,057	1,119,690
4.38%, 09/25/21	1,925	1,990,055
5.10%, 01/17/24 (Call 12/17/23)	7,441	8,152,749
Harley-Davidson Financial Services Inc.
2.55%, 06/09/22 (Call 05/09/22)(b)	673	685,282
3.35%, 02/15/23 (Call 01/15/23)(a)(b)	6,645	6,946,471
3.55%, 05/21/21(a)(b)	375	383,579
4.05%, 02/04/22(a)(b)	6,050	6,317,599
Hyundai Capital America
2.38%, 02/10/23(b)	335	338,698
2.65%, 02/10/25 (Call 01/10/25)(b)	4,450	4,519,598
2.85%, 11/01/22(b)	2,455	2,511,772
3.10%, 04/05/22(a)(b)	659	675,887
3.25%, 09/20/22(a)(b)	615	636,717
3.75%, 07/08/21(a)(b)	2,767	2,839,634
3.95%, 02/01/22(b)	7,943	8,246,025
4.13%, 06/08/23(a)(b)	12,139	12,943,209
4.30%, 02/01/24(b)	365	394,314
Hyundai Capital Services Inc.
3.00%, 03/06/22(b)	2,550	2,608,239
3.75%, 03/05/23(b)	2,000	2,105,741
Nissan Motor Acceptance Corp.
2.55%, 03/08/21(a)(b)	400	403,551
2.65%, 07/13/22(b)	165	168,310
2.80%, 01/13/22(b)	9,770	9,947,039
3.15%, 03/15/21(b)	400	405,544
3.45%, 03/15/23(b)	130	136,161
3.65%, 09/21/21(a)(b)	6,070	6,248,294
3.88%, 09/21/23(a)(b)	5,150	5,491,230
PACCAR Financial Corp.
1.65%, 08/11/21	30	30,181
1.90%, 02/07/23(a)	3,585	3,637,310
2.00%, 09/26/22	930	946,987
2.15%, 08/15/24(a)	4,605	4,725,927
2.30%, 08/10/22	530	542,482
2.65%, 05/10/22	5,679	5,854,572
2.80%, 03/01/21(a)	3,257	3,307,386
2.85%, 03/01/22	331	341,594
3.10%, 05/10/21	6,538	6,689,708
3.15%, 08/09/21	5,990	6,137,074
3.40%, 08/09/23	4,660	4,949,984
Toyota Motor Corp.
2.16%, 07/02/22(a)	5,300	5,415,809
3.18%, 07/20/21(a)	6,548	6,698,364
3.42%, 07/20/23(a)	6,479	6,936,732
Toyota Motor Credit Corp.
1.80%, 10/07/21	696	702,458

74	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
1.80%, 02/13/25	$5,000	$5,064,227
1.90%, 04/08/21(a)	1,232	1,241,902
2.00%, 10/07/24	5,180	5,324,883
2.15%, 09/08/22(a)	2,190	2,242,295
2.25%, 10/18/23(a)	784	805,272
2.60%, 01/11/22	1,626	1,668,323
2.63%, 01/10/23(a)	3,181	3,308,918
2.65%, 04/12/22	10,415	10,742,855
2.70%, 01/11/23(a)	4,225	4,408,904
2.75%, 05/17/21(a)	1,208	1,228,413
2.80%, 07/13/22(a)	512	530,783
2.90%, 04/17/24(a)	4,142	4,382,660
2.95%, 04/13/21	17,182	17,488,261
3.30%, 01/12/22	7,231	7,514,309
3.35%, 01/08/24(a)	5,034	5,411,169
3.40%, 09/15/21(a)	3,207	3,310,167
3.45%, 09/20/23(a)	7,517	8,062,378
Volkswagen Group of America Finance LLC
2.70%, 09/26/22(a)(b)	890	910,409
2.85%, 09/26/24 (Call 08/26/24)(a)(b)	5,410	5,604,389
4.00%, 11/12/21(a)(b)	5,490	5,716,350
4.25%, 11/13/23(a)(b)	9,849	10,669,799
4.63%, 11/13/25(b)	1,375	1,543,939
		659,894,159
Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	789	860,536
Magna International Inc., 3.63%, 06/15/24
(Call 03/15/24)	2,529	2,748,826
Toyota Industries Corp.
3.11%, 03/12/22 (Call 02/12/22)(a)(b)	5,130	5,282,831
3.24%, 03/16/23 (Call 02/16/23)(b)	975	1,022,793
ZF North America Capital Inc., 4.50%, 04/29/22(a)(b)	5,195	5,395,600
		15,310,586
Banks — 31.0%
ABN AMRO Bank NV, 3.40%, 08/27/21(b)	10,285	10,581,688
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(a)(b)	4,800	5,031,000
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(b)(c)	3,875	4,137,358
4.75%, 10/12/23(b)	6,280	6,827,275
ANZ New Zealand Int’l Ltd./London
1.90%, 02/13/23(b)	5,000	5,080,019
3.40%, 03/19/24(b)	10,180	10,941,944
ASB Bank Ltd.
3.13%, 05/23/24(a)(b)	4,380	4,650,000
3.75%, 06/14/23(a)(b)	7,570	8,127,792
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	15	16,435
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21
(Call 07/13/21)	2,125	2,179,255
Australia & New Zealand Banking Group Ltd.
3.30%, 05/17/21	7,523	7,709,928
4.50%, 03/19/24(b)	500	539,270
Australia & New Zealand Banking Group Ltd./New
York NY
2.05%, 11/21/22(a)	5,115	5,213,019
2.30%, 06/01/21(a)	1,090	1,104,218
2.55%, 11/23/21	3,619	3,687,367
2.63%, 05/19/22	535	551,448
2.63%, 11/09/22	14,350	14,822,192
	Par
Security	(000)	Value

Banks (continued)
Banco de Credito del Peru, 2.70%, 01/11/25
(Call 12/11/24)(a)(b)	$10,000	$10,037,500
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa, 4.13%, 06/06/24(b)	4,375	4,581,938
Banco Internacional del Peru SAA Interbank, 6.63%,
03/19/29 (Call 03/19/24)(b)(c)	290	325,797
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(a)(b)	10,000	10,091,875
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand, 4.13%,
11/09/22(b)	2,680	2,797,250
Banco Santander SA
2.71%, 06/27/24	11,390	11,813,566
3.13%, 02/23/23	18,800	19,503,528
3.50%, 04/11/22	4,520	4,693,844
3.85%, 04/12/23	285	301,758
Bancolombia SA
3.00%, 01/29/25 (Call 12/29/24)	10,035	10,034,498
5.95%, 06/03/21 (Call 03/02/20)	2,940	3,072,300
Bangkok Bank PCL/Hong Kong
3.88%, 09/27/22(b)	5,000	5,245,313
4.05%, 03/19/24(b)	4,540	4,920,225
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(c)	15,000	15,102,959
2.46%, 10/22/25 (Call 10/22/24)(c)	16,022	16,427,617
2.50%, 10/21/22 (Call 10/21/21)	5,008	5,084,445
2.63%, 04/19/21	11,252	11,380,479
2.82%, 07/21/23 (Call 07/21/22)(c)	3,449	3,544,156
2.88%, 04/24/23 (Call 04/24/22)(a)(c)	8,293	8,518,135
3.00%, 12/20/23 (Call 12/20/22)(a)(c)	35,251	36,526,806
3.09%, 10/01/25 (Call 10/01/24)(a)(c)	6,468	6,795,411
3.12%, 01/20/23 (Call 01/20/22)(c)	3,694	3,791,516
3.30%, 01/11/23	28,073	29,453,150
3.37%, 01/23/26 (Call 01/23/25)(a)(c)	10,375	11,082,422
3.46%, 03/15/25 (Call 03/15/24)(c)	12,307	13,099,634
3.50%, 05/17/22 (Call 05/17/21)(c)	27,304	27,925,932
3.55%, 03/05/24 (Call 03/05/23)(c)	22,890	24,088,147
3.86%, 07/23/24 (Call 07/23/23)(c)	15,408	16,468,515
4.00%, 04/01/24(a)	13,774	14,993,230
4.00%, 01/22/25	5,000	5,454,708
4.10%, 07/24/23	1,987	2,156,348
4.13%, 01/22/24	4,185	4,532,757
4.20%, 08/26/24(a)	12,927	14,133,613
5.00%, 05/13/21(a)	865	900,736
5.70%, 01/24/22(a)	8,059	8,716,276
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	2,157	2,229,909
Bank of China Hong Kong Ltd., 5.90%,
(Call 09/14/23)(b)(c)(d)	17,425	18,758,013
Bank of China Ltd., 5.00%, 11/13/24(b)	19,470	21,550,856
Bank of Ireland Group PLC, 4.50%, 11/25/23(a)(b)	1,250	1,351,271
Bank of Montreal
1.90%, 08/27/21(a)	3,743	3,770,711
2.35%, 09/11/22	3,935	4,022,102
2.50%, 06/28/24	9,683	10,048,740
2.55%, 11/06/22 (Call 10/06/22)	2,762	2,847,846
2.90%, 03/26/22(a)	16,822	17,315,272
4.34%, 10/05/28 (Call 10/05/23)(c)	4,809	5,183,489
4.80%, (Call 08/25/24)(a)(c)(d)	213	215,929
Series D, 3.10%, 04/13/21(a)	11,910	12,133,345
Series E, 3.30%, 02/05/24	17,756	18,914,446

S c h e d u l e o f I n v e s t m e n t s	75

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	$1,884	$1,902,399
1.95%, 08/23/22(a)	4,287	4,352,047
2.05%, 05/03/21 (Call 04/03/21)	10,321	10,401,877
2.10%, 10/24/24(a)	10,630	10,917,383
2.20%, 08/16/23 (Call 06/16/23)	3,525	3,612,150
2.50%, 04/15/21 (Call 03/15/21)(a)	7,159	7,240,428
2.60%, 02/07/22 (Call 01/07/22)(a)	3,097	3,160,957
2.66%, 05/16/23 (Call 05/16/22)(a)(c)	3,223	3,299,849
2.95%, 01/29/23 (Call 12/29/22)	2,284	2,372,204
3.25%, 09/11/24 (Call 08/11/24)	666	716,873
3.40%, 05/15/24 (Call 04/15/24)(a)	2,157	2,312,497
3.45%, 08/11/23	476	507,969
3.50%, 04/28/23	7,313	7,776,666
3.55%, 09/23/21 (Call 08/23/21)(a)	9,212	9,493,689
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	4,054	4,369,502
Series G, 3.00%, 02/24/25 (Call 01/24/25)	3,256	3,462,086
Bank of New Zealand
2.00%, 02/21/25(b)	5,000	5,084,158
3.50%, 02/20/24(b)	5,580	6,008,699
Bank of Nova Scotia (The)
1.95%, 02/01/23	10,251	10,359,607
2.00%, 11/15/22(a)	6,236	6,309,367
2.20%, 02/03/25	5,000	5,115,157
2.38%, 01/18/23	3,114	3,189,304
2.45%, 03/22/21	10,121	10,221,326
2.45%, 09/19/22(a)	1,476	1,513,987
2.70%, 03/07/22	7,875	8,054,084
2.80%, 07/21/21(a)	2,605	2,657,869
3.13%, 04/20/21(a)	10,460	10,655,826
3.40%, 02/11/24	8,272	8,786,377
4.65%, (Call 10/12/22)(a)(c)(d)	5,235	5,149,931
Banque Federative du Credit Mutuel SA
2.13%, 11/21/22(b)	405	411,779
2.38%, 11/21/24(b)	10,410	10,715,120
2.50%, 04/13/21(b)	400	405,096
3.75%, 07/20/23(a)(b)	12,605	13,535,752
Barclays Bank PLC, 10.18%, 06/12/21(b)	1,307	1,440,718
Barclays PLC
3.20%, 08/10/21(a)	11,270	11,468,416
3.68%, 01/10/23 (Call 01/10/22)	3,350	3,468,213
3.93%, 05/07/25 (Call 05/07/24)(c)	12,167	12,962,989
4.34%, 05/16/24 (Call 05/16/23)(a)(c)	19,295	20,546,027
4.38%, 09/11/24	1,810	1,924,303
4.61%, 02/15/23 (Call 02/15/22)(c)	10,754	11,304,033
BBVA Bancomer SA/Texas, 6.75%, 09/30/22(b)	13,785	14,936,048
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)(a)	5,950	6,097,290
2.88%, 06/29/22 (Call 05/29/22)	530	545,796
3.50%, 06/11/21 (Call 05/11/21)	10,240	10,498,351
BNP Paribas SA
2.82%, 11/19/25 (Call 11/19/24)(a)(b)(c)	10,210	10,576,672
2.95%, 05/23/22(b)	1,497	1,544,363
3.25%, 03/03/23(a)	3,666	3,856,953
3.38%, 01/09/25(a)(b)	19,980	21,247,767
3.50%, 03/01/23(a)(b)	11,575	12,183,811
3.80%, 01/10/24(a)(b)	1,340	1,433,463
4.25%, 10/15/24	2,715	2,957,663
4.71%, 01/10/25 (Call 01/10/24)(a)(b)(c)	16,805	18,472,554
	Par
Security	(000)	Value

Banks (continued)
BNZ International Funding Ltd./London
2.10%, 09/14/21(b)	$200	$202,200
2.90%, 02/21/22(b)	250	258,259
3.38%, 03/01/23(b)	9,550	10,098,556
BPCE SA
2.38%, 01/14/25(b)	8,610	8,740,853
2.75%, 12/02/21(a)	1,575	1,608,891
2.75%, 01/11/23(b)	5,400	5,573,557
3.00%, 05/22/22(a)(b)	13,725	14,089,155
4.00%, 09/12/23(b)	3,000	3,216,210
4.00%, 04/15/24(a)	9,700	10,485,463
4.63%, 07/11/24(b)	55	59,948
5.15%, 07/21/24(a)(b)	14,021	15,476,652
5.70%, 10/22/23(b)	1,176	1,316,637
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	190	193,335
2.55%, 06/16/22(a)	7,777	7,965,991
2.61%, 07/22/23 (Call 07/22/22)(a)(c)	5,383	5,494,010
3.10%, 04/02/24	5,138	5,418,012
3.50%, 09/13/23(a)	7,510	8,023,402
Capital One N.A
2.15%, 09/06/22 (Call 08/06/22)	4,112	4,160,101
2.25%, 09/13/21 (Call 08/13/21)	6,958	7,023,671
2.65%, 08/08/22 (Call 07/08/22)	2,092	2,144,325
2.95%, 07/23/21 (Call 06/23/21)(a)	10,710	10,910,975
CIT Bank N.A., 2.97%, 09/27/25 (Call 09/27/24)(c)	260	262,600
Citibank N.A
2.84%, 05/20/22 (Call 05/20/21)(c)	7,181	7,273,394
3.17%, 02/19/22 (Call 02/19/21)(c)	8,360	8,485,237
3.40%, 07/23/21 (Call 06/23/21)	14,216	14,535,011
3.65%, 01/23/24 (Call 12/23/23)	26,705	28,672,393
Citigroup Inc.
2.31%, 11/04/22 (Call 11/04/21)(c)	231	233,295
2.35%, 08/02/21(a)	3,392	3,435,234
2.70%, 03/30/21(a)	10,533	10,644,182
2.70%, 10/27/22 (Call 09/27/22)(a)	3,844	3,957,417
2.75%, 04/25/22 (Call 03/25/22)(a)	9,181	9,392,787
2.88%, 07/24/23 (Call 07/24/22)(c)	8,778	9,022,209
2.90%, 12/08/21 (Call 11/08/21)(a)	3,566	3,639,062
3.14%, 01/24/23 (Call 01/24/22)(a)(c)	22,373	22,962,976
3.35%, 04/24/25 (Call 04/24/24)(a)(c)	8,473	8,968,753
3.50%, 05/15/23(a)	3,064	3,218,729
3.75%, 06/16/24(a)	1,115	1,203,482
3.88%, 10/25/23	2,486	2,683,481
4.00%, 08/05/24(a)	1,600	1,736,064
4.04%, 06/01/24 (Call 06/01/23)(c)	21,018	22,448,934
4.05%, 07/30/22(a)	11,603	12,243,222
4.50%, 01/14/22(a)	10,658	11,217,783
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	4,216	4,272,675
2.65%, 05/26/22 (Call 04/26/22)(a)	1,510	1,551,088
3.25%, 02/14/22 (Call 01/14/22)	7,735	7,979,973
3.70%, 03/29/23 (Call 02/28/23)	9,905	10,553,376
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	308	311,073
4.15%, 09/28/22(a)(b)	525	556,613
Comerica Bank, 2.50%, 07/23/24	5,465	5,683,712
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)(a)	9,928	10,662,876
Commerzbank AG, 8.13%, 09/19/23(a)(b)	6,575	7,681,421

76	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Commonwealth Bank of Australia
2.00%, 09/06/21(a)(b)	$981	$991,165
2.50%, 09/18/22(a)(b)	655	674,911
2.75%, 03/10/22(a)(b)	1,055	1,083,979
3.35%, 06/04/24(a)(b)	14,161	15,275,461
3.45%, 03/16/23(b)	5,412	5,740,713
Commonwealth Bank of Australia/New York NY, 2.55%,
03/15/21(a)	1,034	1,046,213
Cooperatieve Rabobank UA
2.63%, 07/22/24(a)(b)	10,160	10,587,291
3.88%, 02/08/22(a)	10,484	10,978,571
3.88%, 09/26/23(a)(b)	6,085	6,570,630
3.95%, 11/09/22(a)	4,251	4,475,399
4.63%, 12/01/23	9,630	10,468,841
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22(a)	4,184	4,281,013
2.75%, 01/10/23(a)	8,140	8,456,640
3.13%, 04/26/21(a)	9,534	9,735,819
Credit Agricole SA/London
2.38%, 07/01/21(a)(b)	744	754,967
2.38%, 01/22/25(a)(b)	6,962	7,152,619
3.25%, 10/04/24(a)(b)	11,434	12,180,860
3.38%, 01/10/22(b)	11,709	12,096,530
3.75%, 04/24/23(b)	6,440	6,831,752
3.88%, 04/15/24(b)	181	196,979
Credit Suisse AG/New York NY
3.00%, 10/29/21	17,574	17,976,995
3.63%, 09/09/24	12,495	13,242,889
Credit Suisse Group AG
3.00%, 12/14/23 (Call 12/14/22)(a)(b)(c)	9,510	9,727,281
3.57%, 01/09/23 (Call 01/09/22)(a)(b)	3,654	3,778,078
4.21%, 06/12/24 (Call 06/12/23)(a)(b)(c)	7,570	8,125,972
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	10,430	10,638,621
3.80%, 09/15/22	4,941	5,203,780
3.80%, 06/09/23(a)	14,059	14,767,629
Danske Bank A/S
2.00%, 09/08/21(a)(b)	1,290	1,298,605
2.70%, 03/02/22(a)(b)	9,630	9,827,688
2.80%, 03/10/21(a)(b)	656	664,792
3.88%, 09/12/23(b)	5,720	6,085,114
5.00%, 01/12/22(b)	1,200	1,271,005
5.38%, 01/12/24(b)	13,740	15,406,402
Danske Bank AS
3.00%, 09/20/22 (Call 09/20/21)(b)(c)	8,415	8,533,561
3.24%, 12/20/25 (Call 12/20/24)(b)(c)	72	75,671
DBS Group Holdings Ltd., 2.85%, 04/16/22(a)(b)	5,000	5,140,625
Deutsche Bank AG, 3.38%, 05/12/21	7,755	7,872,737
Deutsche Bank AG/London, 3.70%, 05/30/24	4,176	4,373,433
Deutsche Bank AG/New York NY
3.30%, 11/16/22(a)	2,097	2,152,907
3.38%, 05/12/21(a)	815	827,811
3.70%, 05/30/24	2,049	2,129,012
3.95%, 02/27/23(a)	15,291	15,920,713
3.96%, 11/26/25 (Call 11/26/24)(c)	3,100	3,263,017
4.25%, 10/14/21(a)	6,320	6,522,819
Series D, 5.00%, 02/14/22(a)	3,210	3,381,310
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	4,800	4,908,433
3.20%, 08/09/21 (Call 07/09/21)	9,673	9,880,768
	Par
Security	(000)	Value

Banks (continued)
3.35%, 02/06/23 (Call 01/06/23)	$12,391	$12,995,195
4.20%, 08/08/23	1,645	1,770,218
4.68%, 08/09/28 (Call 08/09/23)(c)	1,550	1,647,185
DNB Bank ASA, 2.38%, 06/02/21(a)(b)	350	354,404
Federation des Caisses Desjardins du Quebec, 2.05%,
02/10/25(b)	5,000	5,054,711
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)(a)	2,591	2,663,866
3.50%, 03/15/22 (Call 02/15/22)(a)	1,326	1,378,200
3.65%, 01/25/24 (Call 12/25/23)	10,487	11,240,363
4.30%, 01/16/24 (Call 12/16/23)(a)	2,295	2,489,241
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/23 (Call 12/30/22)(a)	2,690	2,724,447
2.25%, 06/14/21 (Call 05/14/21)(a)	2,088	2,112,166
2.88%, 10/01/21 (Call 09/01/21)(a)	8,699	8,907,581
3.35%, 07/26/21 (Call 06/26/21)	13,362	13,723,987
First Republic Bank/CA, 2.50%, 06/06/22
(Call 05/06/22)(a)	3,225	3,300,266
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)(a)	4,036	4,058,296
2.63%, 04/25/21 (Call 03/25/21)	6,488	6,562,902
2.88%, 10/31/22 (Call 10/31/21)(c)	7,125	7,266,652
2.91%, 06/05/23 (Call 06/05/22)(a)(c)	15,231	15,639,155
2.91%, 07/24/23 (Call 07/24/22)(a)(c)	20,531	21,093,702
3.00%, 04/26/22 (Call 04/26/21)(a)	28,364	28,830,993
3.20%, 02/23/23 (Call 01/23/23)(a)	19,978	20,870,491
3.27%, 09/29/25 (Call 09/29/24)(a)(c)	13,505	14,254,221
3.50%, 01/23/25 (Call 10/23/24)	9,700	10,351,736
3.63%, 01/22/23(a)	20,304	21,417,537
3.63%, 02/20/24 (Call 01/20/24)(a)	9,936	10,619,989
4.00%, 03/03/24(a)	19,365	21,054,583
5.25%, 07/27/21(a)	19,767	20,742,893
5.75%, 01/24/22	20,396	21,965,239
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(a)(c)	15,750	16,091,919
2.65%, 01/05/22(a)	19,480	19,825,968
2.95%, 05/25/21	18,534	18,829,362
3.03%, 11/22/23 (Call 11/22/22)(a)(c)	1,803	1,863,754
3.26%, 03/13/23 (Call 03/13/22)(c)	15,070	15,487,281
3.40%, 03/08/21	9,766	9,932,823
3.60%, 05/25/23(a)	3,140	3,321,389
3.80%, 03/11/25 (Call 03/11/24)(c)	4,838	5,164,293
3.95%, 05/18/24 (Call 05/18/23)(a)(c)	23,420	24,929,385
4.00%, 03/30/22	3,782	3,949,494
4.25%, 03/14/24(a)	12,336	13,206,901
4.88%, 01/14/22(a)	257	271,980
5.10%, 04/05/21	16,378	16,963,874
HSBC USA Inc., 3.50%, 06/23/24	2,825	3,049,166
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)(a)	14,278	14,417,692
2.63%, 08/06/24 (Call 07/06/24)	4,669	4,847,436
3.15%, 03/14/21 (Call 02/14/21)(a)	1,598	1,618,998
4.35%, 02/04/23(a)	1,000	1,071,988
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	2,900	2,934,182
3.13%, 04/01/22 (Call 03/01/22)(a)	3,790	3,915,918
3.25%, 05/14/21 (Call 04/14/21)(a)	8,910	9,085,915
3.55%, 10/06/23 (Call 09/06/23)	1,281	1,374,519

S c h e d u l e o f I n v e s t m e n t s	77

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	$10,385	$10,495,341
2.96%, 11/08/22	6,700	6,924,031
ING Bank NV
2.75%, 03/22/21(b)	908	918,314
5.00%, 06/09/21(a)(b)	1,150	1,204,931
5.80%, 09/25/23(a)(b)	464	528,190
ING Groep NV
3.15%, 03/29/22(a)	11,879	12,247,853
3.55%, 04/09/24	4,820	5,162,324
4.10%, 10/02/23(a)	22,250	24,078,496
Intesa Sanpaolo SpA
3.13%, 07/14/22(a)(b)	4,845	4,972,826
3.38%, 01/12/23(a)(b)	15,470	15,981,794
Series XR, 3.25%, 09/23/24(a)(b)	2,000	2,082,847
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	18,014	18,056,567
2.30%, 10/15/25 (Call 10/15/24)(c)	9,440	9,655,833
2.40%, 06/07/21 (Call 05/07/21)(a)	7,327	7,402,784
2.55%, 03/01/21 (Call 02/01/21)(a)	2,266	2,285,462
2.70%, 05/18/23 (Call 03/18/23)	2,937	3,046,408
2.78%, 04/25/23 (Call 04/25/22)(a)(c)	3,750	3,842,790
2.97%, 01/15/23 (Call 01/15/22)(a)	3,373	3,466,393
3.13%, 01/23/25 (Call 10/23/24)(a)	15,763	16,719,590
3.20%, 01/25/23(a)	21,406	22,442,382
3.21%, 04/01/23 (Call 04/01/22)(a)(c)	12,857	13,275,850
3.22%, 03/01/25 (Call 03/01/24)(c)	20,124	21,209,138
3.25%, 09/23/22	6,148	6,409,144
3.38%, 05/01/23(a)	4,190	4,396,278
3.51%, 06/18/22 (Call 06/18/21)(a)(c)	27,022	27,692,415
3.56%, 04/23/24 (Call 04/23/23)(c)	22,792	24,101,840
3.63%, 05/13/24(a)	3,798	4,118,893
3.80%, 07/23/24 (Call 07/23/23)(c)	4,041	4,323,923
3.88%, 02/01/24(a)	8,910	9,643,034
3.88%, 09/10/24	15,798	17,105,448
4.02%, 12/05/24 (Call 12/05/23)(c)	21,811	23,646,477
4.35%, 08/15/21	16,147	16,792,449
4.50%, 01/24/22(a)	8,911	9,391,957
4.63%, 05/10/21(a)	6,047	6,271,862
KEB Hana Bank, 3.50%, 01/30/24(b)	5,000	5,330,350
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	5,519	5,638,519
2.40%, 06/09/22	1,769	1,802,857
2.50%, 11/22/21(a)	5,635	5,749,908
3.30%, 02/01/22	3,445	3,565,550
3.35%, 06/15/21(a)	3,550	3,634,171
3.38%, 03/07/23(a)	9,190	9,719,627
KeyCorp., 5.10%, 03/24/21	4,166	4,313,208
Lloyds Bank PLC
2.25%, 08/14/22(a)	5,625	5,700,186
3.30%, 05/07/21	11,663	11,911,900
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)(c)	7,130	7,230,625
2.86%, 03/17/23 (Call 03/17/22)(a)(c)	11,000	11,211,596
2.91%, 11/07/23 (Call 11/07/22)(a)(c)	15,969	16,340,366
3.00%, 01/11/22	5,165	5,284,278
3.10%, 07/06/21	6,375	6,494,579
3.90%, 03/12/24(a)	7,860	8,447,767
4.05%, 08/16/23	14,898	15,962,407
4.50%, 11/04/24	4,970	5,390,377
	Par
Security	(000)	Value

Banks (continued)
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	$9,200	$9,853,023
Macquarie Bank Ltd.
2.10%, 10/17/22(a)(b)	5,275	5,382,495
2.30%, 01/22/25(b)	5,000	5,142,654
6.63%, 04/07/21(a)(b)	160	167,897
Macquarie Group Ltd., 3.19%, 11/28/23
(Call 11/28/22)(b)(c)	16,071	16,673,634
Manufacturers & Traders Trust Co., 2.90%, 02/06/25
(Call 01/06/25)	3,385	3,594,576
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	16,650	16,850,263
2.53%, 09/13/23	310	320,922
2.67%, 07/25/22(a)	20,755	21,296,165
2.80%, 07/18/24	15,171	15,850,419
2.95%, 03/01/21	9,650	9,771,454
3.00%, 02/22/22(a)	15,769	16,213,304
3.22%, 03/07/22	1,095	1,130,803
3.41%, 03/07/24	5,760	6,117,119
3.46%, 03/02/23	1,377	1,448,780
3.54%, 07/26/21(a)	2,808	2,892,563
3.76%, 07/26/23	14,355	15,364,631
Mizuho Financial Group Cayman 3 Ltd., 4.60%,
03/27/24(a)(b)	5,165	5,625,329
Mizuho Financial Group Inc.
2.27%, 09/13/21(a)	4,214	4,270,495
2.56%, 09/13/25 (Call 09/13/24)(c)	955	979,301
2.60%, 09/11/22	1,989	2,044,726
2.63%, 04/12/21(a)(b)	200	203,044
2.72%, 07/16/23 (Call 07/16/22)(c)	5,478	5,628,392
2.84%, 07/16/25 (Call 07/16/24)(c)	3,195	3,317,767
2.95%, 02/28/22(a)	26,343	27,098,733
3.55%, 03/05/23	10,090	10,619,579
3.92%, 09/11/24 (Call 09/11/23)(a)(c)	17,230	18,367,010
Morgan Stanley
2.50%, 04/21/21	14,837	14,998,169
2.63%, 11/17/21	16,378	16,667,253
2.72%, 07/22/25 (Call 07/22/24)(a)(c)	13,255	13,690,138
2.75%, 05/19/22	11,767	12,097,469
3.13%, 01/23/23(a)	24,967	26,071,226
3.70%, 10/23/24	8,169	8,856,633
3.74%, 04/24/24 (Call 04/24/23)(a)(c)	20,946	22,228,221
3.75%, 02/25/23(a)	33,300	35,371,409
4.10%, 05/22/23	19,735	21,095,405
4.88%, 11/01/22	3,958	4,270,456
5.50%, 07/28/21	8,719	9,187,127
Series F, 3.88%, 04/29/24(a)	12,224	13,271,820
MUFG Americas Holdings Corp., 3.50%, 06/18/22	245	255,548
MUFG Bank Ltd.
3.20%, 02/26/23(a)(b)	400	419,066
3.75%, 03/10/24(b)	150	161,535
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	2,750	2,795,732
3.15%, 04/01/22 (Call 03/01/22)	15,780	16,275,013
National Australia Bank Ltd./New York
1.88%, 07/12/21	10,138	10,223,150
1.88%, 12/13/22	250	253,659
2.50%, 05/22/22(a)	932	958,765
2.80%, 01/10/22(a)	976	999,169
2.88%, 04/12/23(a)	540	562,401
3.00%, 01/20/23	7,101	7,419,616

78	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.38%, 09/20/21	$350	$360,763
3.63%, 06/20/23	6,000	6,414,364
3.70%, 11/04/21	5,316	5,506,776
National Bank of Canada
2.10%, 02/01/23	5,950	6,013,563
2.15%, 10/07/22(b)	11,354	11,512,869
NatWest Markets PLC, 3.63%, 09/29/22(b)	4,325	4,538,921
NongHyup Bank, 2.88%, 07/17/22(a)(b)	7,168	7,374,080
Nordea Bank Abp
2.25%, 05/27/21(a)(b)	13,344	13,479,488
3.75%, 08/30/23(b)	16,515	17,669,365
4.25%, 09/21/22(b)	1,095	1,169,014
4.88%, 05/13/21(a)(b)	1,145	1,188,348
Northern Trust Corp.
2.38%, 08/02/22(a)	1,874	1,925,550
3.38%, 08/23/21	77	79,186
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/24(b)	5,425	5,908,164
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	1,185	1,195,665
2.23%, 07/22/22 (Call 07/22/21)(a)(c)	5,175	5,228,882
2.45%, 07/28/22 (Call 06/28/22)(a)	556	568,412
2.55%, 12/09/21 (Call 11/09/21)(a)	2,645	2,701,662
2.63%, 02/17/22 (Call 01/18/22)(a)	8,960	9,158,289
2.70%, 11/01/22 (Call 10/01/22)	4,480	4,616,310
2.95%, 01/30/23 (Call 12/30/22)(a)	7,736	8,025,671
2.95%, 02/23/25 (Call 01/24/25)	1,592	1,691,175
3.50%, 06/08/23 (Call 05/09/23)	10,500	11,155,748
3.80%, 07/25/23 (Call 06/25/23)	625	670,875
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(a)	260	267,812
2.85%, 11/09/22(a)(e)	648	668,248
3.30%, 03/08/22 (Call 02/06/22)	259	267,831
3.50%, 01/23/24 (Call 12/23/23)	14,755	15,752,004
3.90%, 04/29/24 (Call 03/29/24)	2,860	3,092,925
Regions Bank/Birmingham AL, 2.75%, 04/01/21
(Call 03/01/21)	6,585	6,666,904
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)(a)	5,403	5,549,631
3.80%, 08/14/23 (Call 07/14/23)(a)	12,814	13,793,018
Royal Bank of Canada
1.95%, 01/17/23(a)	5,082	5,146,243
2.25%, 11/01/24(a)	5,485	5,621,217
2.55%, 07/16/24(a)	4,162	4,334,070
2.75%, 02/01/22(a)	12,427	12,787,237
2.80%, 04/29/22(a)	4,863	4,996,881
3.20%, 04/30/21	6,990	7,140,291
3.70%, 10/05/23	7,761	8,340,267
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(c)	15,206	15,728,017
3.75%, 11/01/29 (Call 11/01/24)(a)(c)	10,715	11,141,458
3.88%, 09/12/23(a)	7,655	8,131,533
4.27%, 03/22/25 (Call 03/22/24)(a)(c)	10,745	11,534,254
4.52%, 06/25/24 (Call 06/25/23)(a)(c)	16,479	17,710,683
5.13%, 05/28/24	5,392	5,902,851
6.00%, 12/19/23	15,939	17,847,353
6.10%, 06/10/23(a)	3,352	3,703,587
6.13%, 12/15/22	6,448	7,036,420
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	11,801	12,254,408
3.50%, 06/07/24 (Call 05/07/24)(a)	5,566	5,864,125
	Par
Security	(000)	Value

Banks (continued)
3.70%, 03/28/22 (Call 02/28/22)	$5,580	$5,814,369
4.45%, 12/03/21 (Call 11/03/21)	5,503	5,781,894
Santander UK Group Holdings PLC
2.88%, 08/05/21	7,343	7,465,164
3.37%, 01/05/24 (Call 01/05/23)(a)(c)	14,760	15,326,702
3.57%, 01/10/23 (Call 01/10/22)	3,814	3,931,341
4.80%, 11/15/24 (Call 11/15/23)(c)	5,815	6,337,133
Santander UK PLC
2.10%, 01/13/23(a)	405	410,374
2.88%, 06/18/24(a)	10,187	10,631,180
3.40%, 06/01/21	10,793	11,069,135
3.75%, 11/15/21	3,325	3,445,119
4.00%, 03/13/24(a)	6,742	7,310,216
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21(a)	3,518	3,542,731
2.63%, 03/15/21	16,593	16,744,322
3.25%, 05/17/21(b)	500	510,290
Societe Generale SA
2.63%, 10/16/24(a)(b)	5,150	5,260,627
2.63%, 01/22/25(a)(b)	6,200	6,345,362
3.25%, 01/12/22(b)	9,677	9,968,715
3.88%, 03/28/24(a)(b)	7,408	7,946,044
4.25%, 09/14/23(a)(b)	14,165	15,260,150
5.00%, 01/17/24(a)(b)	225	245,945
5.20%, 04/15/21(b)	496	516,936
Standard Chartered PLC
2.82%, 01/30/26 (Call 01/30/25)(a)(b)(c)	10,400	10,601,796
3.79%, 05/21/25 (Call 05/21/24)(a)(b)(c)	10,042	10,624,646
3.89%, 03/15/24 (Call 03/15/23)(a)(b)(c)	14,810	15,537,400
3.95%, 01/11/23(b)	2,225	2,338,668
4.25%, 01/20/23 (Call 01/20/22)(a)(b)(c)	6,240	6,487,877
5.20%, 01/26/24(a)(b)	925	1,013,370
State Bank of India/London, 4.38%, 01/24/24(a)(b)	9,185	9,853,783
State Street Corp.
1.95%, 05/19/21	6,815	6,865,451
2.35%, 11/01/25 (Call 11/01/24)(c)	500	513,681
2.65%, 05/15/23 (Call 05/15/22)(c)	1,546	1,580,538
3.10%, 05/15/23(a)	3,401	3,564,932
3.30%, 12/16/24(a)	3,274	3,542,709
3.70%, 11/20/23	7,050	7,641,848
3.78%, 12/03/24 (Call 12/03/23)(c)	7,590	8,194,314
4.38%, 03/07/21	255	262,408
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(a)	7,781	7,836,722
2.35%, 01/15/25	8,020	8,179,069
2.44%, 10/19/21(a)	17,191	17,447,507
2.45%, 09/27/24	10,050	10,337,172
2.70%, 07/16/24(a)	5,700	5,926,554
2.78%, 07/12/22	3,404	3,511,261
2.78%, 10/18/22	10,284	10,593,029
2.85%, 01/11/22	6,029	6,179,217
2.93%, 03/09/21	4,714	4,767,094
3.10%, 01/17/23(a)	1,640	1,711,129
3.75%, 07/19/23	21,821	23,301,710
3.94%, 10/16/23(a)	14,350	15,482,153
4.44%, 04/02/24(a)(b)	862	936,984
Suncorp-Metway Ltd.
2.80%, 05/04/22(a)(b)	108	110,785
3.30%, 04/15/24(a)(b)	8,452	8,964,736
SVB Financial Group, 3.50%, 01/29/25(a)	180	194,972

S c h e d u l e o f I n v e s t m e n t s	79

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Svenska Handelsbanken AB
1.88%, 09/07/21	$989	$996,861
2.45%, 03/30/21	3,055	3,091,062
3.35%, 05/24/21	10,371	10,626,720
3.90%, 11/20/23(a)	7,488	8,131,819
Swedbank AB
2.65%, 03/10/21(b)	1,000	1,010,648
2.80%, 03/14/22(a)(b)	2,023	2,065,567
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	8,655	8,874,353
3.65%, 05/24/21 (Call 04/24/21)	9,205	9,432,810
Synovus Bank/Columbus GA, 2.29%, 02/10/23
(Call 02/10/22)(c)	5,000	5,060,459
Synovus Financial Corp., 3.13%, 11/01/22
(Call 10/01/22)	4,241	4,346,092
Toronto-Dominion Bank (The)
1.90%, 12/01/22	5,277	5,357,659
2.65%, 06/12/24(a)	7,335	7,705,826
3.25%, 06/11/21	13,367	13,672,556
3.25%, 03/11/24	7,766	8,284,542
3.50%, 07/19/23(a)	11,497	12,297,669
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	3,060	3,133,121
2.45%, 08/01/22 (Call 07/01/22)	2,555	2,611,624
2.63%, 01/15/22 (Call 12/15/21)(a)	4,601	4,690,431
2.64%, 09/17/29 (Call 09/17/24)(a)(c)	5,100	5,184,639
2.75%, 05/01/23 (Call 04/01/23)(a)	665	690,704
2.80%, 05/17/22 (Call 04/17/22)	8,171	8,396,200
3.00%, 02/02/23 (Call 01/02/23)(a)	425	442,938
3.20%, 04/01/24 (Call 03/01/24)(a)	13,335	14,121,743
3.50%, 08/02/22 (Call 08/02/21)(c)	9,500	9,762,561
3.69%, 08/02/24 (Call 08/02/23)(c)	365	388,792
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	5,982	6,024,885
2.20%, 03/16/23 (Call 02/13/23)	5,880	6,010,533
2.50%, 08/01/24 (Call 07/01/24)(a)	5,865	6,056,333
2.70%, 01/27/22 (Call 12/27/21)(a)	5,384	5,504,549
2.75%, 04/01/22 (Call 03/01/22)(a)	2,243	2,300,277
2.85%, 10/26/24 (Call 09/26/24)	3,327	3,486,277
2.90%, 03/03/21 (Call 02/03/21)	6,148	6,217,317
3.05%, 06/20/22 (Call 05/20/22)(a)	8,649	8,935,532
3.20%, 09/03/21 (Call 08/03/21)(a)	1,678	1,722,633
3.75%, 12/06/23 (Call 11/06/23)	7,447	8,018,944
3.95%, 03/22/22 (Call 02/22/22)	65	68,011
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	11,544	12,025,537
2.95%, 07/15/22 (Call 06/15/22)(a)	9,408	9,739,814
3.00%, 03/15/22 (Call 02/15/22)(a)	2,453	2,530,494
3.38%, 02/05/24 (Call 01/05/24)(a)	11,553	12,376,054
3.60%, 09/11/24 (Call 08/11/24)(a)	5,174	5,620,621
3.70%, 01/30/24 (Call 12/29/23)(a)	2,174	2,353,027
4.13%, 05/24/21 (Call 04/23/21)	5,650	5,820,732
Series V, 2.63%, 01/24/22 (Call 12/23/21)	9,328	9,550,378
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	260	262,476
2.65%, 05/23/22 (Call 04/22/22)	250	256,961
2.80%, 01/27/25 (Call 12/27/24)(a)	3,580	3,794,331
2.85%, 01/23/23 (Call 12/23/22)(a)	6,930	7,229,095
3.15%, 04/26/21 (Call 03/26/21)	3,885	3,963,157
3.40%, 07/24/23 (Call 06/23/23)	3,570	3,796,645
	Par
Security	(000)	Value

Banks (continued)
3.45%, 11/16/21 (Call 10/15/21)(a)	$875	$905,241
UBS Group AG
2.65%, 02/01/22(a)(b)	6,265	6,402,107
2.86%, 08/15/23 (Call 08/15/22)(b)(c)	13,657	13,996,383
3.00%, 04/15/21(a)(b)	6,260	6,369,679
3.49%, 05/23/23 (Call 05/23/22)(a)(b)	16,060	16,696,357
UniCredit SpA
3.75%, 04/12/22(b)	11,000	11,375,342
6.57%, 01/14/22(a)(b)	7,165	7,696,864
United Overseas Bank Ltd., 3.75%, 04/15/29
(Call 04/15/24)(b)(c)	6,200	6,613,120
Wells Fargo & Co.
2.10%, 07/26/21(a)	8,993	9,074,176
2.16%, 02/11/26 (Call 02/11/25)(c)	15,000	15,193,100
2.41%, 10/30/25 (Call 10/30/24)(c)	15,715	16,085,088
2.50%, 03/04/21	14,216	14,326,614
2.63%, 07/22/22	12,551	12,865,559
3.07%, 01/24/23 (Call 01/24/22)	7,515	7,708,816
3.30%, 09/09/24	6,761	7,227,029
3.50%, 03/08/22(a)	4,835	5,019,646
3.75%, 01/24/24 (Call 12/24/23)	32,604	34,986,415
4.13%, 08/15/23(a)	2,138	2,304,884
4.48%, 01/16/24(a)	1,000	1,094,840
4.60%, 04/01/21(a)	7,723	7,977,532
Series M, 3.45%, 02/13/23(a)	46,775	49,036,208
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(a)(c)	15,000	15,111,396
2.90%, 05/27/22 (Call 05/27/21)(c)	11,165	11,345,072
3.55%, 08/14/23 (Call 07/14/23)	13,400	14,287,312
3.63%, 10/22/21 (Call 09/21/21)(a)	16,520	17,063,937
Westpac Banking Corp.
2.00%, 08/19/21	4,050	4,088,807
2.00%, 01/13/23	1,187	1,207,086
2.10%, 05/13/21(a)	8,267	8,329,385
2.50%, 06/28/22	6,953	7,155,666
2.75%, 01/11/23(a)	3,877	4,011,868
2.80%, 01/11/22(a)	5,917	6,057,330
2.89%, 02/04/30 (Call 02/04/25)(c)	5,000	5,071,721
3.30%, 02/26/24	12,598	13,367,732
3.65%, 05/15/23(a)	6,365	6,788,241
Zions Bancorp. N.A
3.35%, 03/04/22 (Call 02/04/22)(a)	9,875	10,183,737
3.50%, 08/27/21	3,910	4,021,549
		4,416,911,411
Beverages — 2.1%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(a)	476	492,000
3.30%, 02/01/23 (Call 12/01/22)	56,148	59,028,332
3.70%, 02/01/24(a)	5,682	6,130,270
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	569	584,466
3.50%, 01/12/24 (Call 12/12/23)(a)	2,064	2,215,649
4.15%, 01/23/25 (Call 12/23/24)(a)	7,844	8,742,216
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)	50	52,019
Coca-Cola Co. (The)
1.55%, 09/01/21	7,491	7,527,175
1.75%, 09/06/24(a)	5,881	5,974,992
2.20%, 05/25/22	1,313	1,339,383
2.50%, 04/01/23(a)	3,140	3,254,670
3.20%, 11/01/23(a)	8,172	8,707,249

80	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.30%, 09/01/21(a)	$8,965	$9,253,512
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)(a)	1,805	1,862,770
2.70%, 05/09/22 (Call 04/09/22)(a)	505	519,328
3.20%, 02/15/23 (Call 01/15/23)	4,705	4,910,603
3.75%, 05/01/21	647	664,996
4.25%, 05/01/23(a)	10,719	11,581,777
4.75%, 11/15/24	3,903	4,436,983
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	5,455	5,592,816
2.63%, 04/29/23 (Call 01/29/23)	7,644	7,915,691
Diageo Investment Corp., 2.88%, 05/11/22(a)	15,951	16,491,996
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	1,500	1,547,344
Heineken NV
2.75%, 04/01/23(a)(b)	10,025	10,384,948
3.40%, 04/01/22(b)	200	208,026
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)(a)	2,319	2,441,527
3.20%, 11/15/21 (Call 08/15/21)	363	371,697
3.55%, 05/25/21	11,511	11,793,570
4.06%, 05/25/23 (Call 04/25/23)	15,292	16,459,810
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	13,050	13,151,639
3.50%, 05/01/22(a)	856	890,484
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(a)	3,868	3,890,517
2.25%, 05/02/22 (Call 04/02/22)(a)	11,405	11,616,301
2.75%, 03/05/22(a)	10,246	10,514,331
2.75%, 03/01/23	6,605	6,870,249
3.00%, 08/25/21	988	1,011,441
3.10%, 07/17/22 (Call 05/17/22)(a)	2,661	2,764,219
3.60%, 03/01/24 (Call 12/01/23)(a)	6,572	7,096,408
Pernod Ricard SA
4.25%, 07/15/22(a)(b)	10,690	11,331,759
4.45%, 01/15/22(a)(b)	1,389	1,463,172
5.75%, 04/07/21(b)	730	763,781
Suntory Holdings Ltd.
2.25%, 10/16/24 (Call 09/16/24)(b)	10,605	10,906,831
2.55%, 06/28/22 (Call 05/28/22)(a)(b)	1,560	1,596,747
		294,353,694
Biotechnology — 0.6%
Amgen Inc.
1.85%, 08/19/21 (Call 03/07/20)(a)	4,233	4,260,533
2.25%, 08/19/23 (Call 06/19/23)(a)	1,885	1,922,981
2.65%, 05/11/22 (Call 04/11/22)	17,251	17,644,818
2.70%, 05/01/22 (Call 03/01/22)(a)	2,871	2,947,785
3.63%, 05/15/22 (Call 02/15/22)	4,639	4,807,703
3.63%, 05/22/24 (Call 02/22/24)	8,475	9,154,360
3.88%, 11/15/21 (Call 08/15/21)(a)	5,868	6,081,085
4.10%, 06/15/21 (Call 03/22/20)(a)	4,115	4,232,077
Biogen Inc., 3.63%, 09/15/22	2,100	2,216,079
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	1,034	1,051,964
2.50%, 09/01/23 (Call 07/01/23)	1,707	1,768,315
3.25%, 09/01/22 (Call 07/01/22)(a)	11,595	12,100,834
3.50%, 02/01/25 (Call 11/01/24)	7,160	7,757,832
3.70%, 04/01/24 (Call 01/01/24)	11,355	12,191,458
4.40%, 12/01/21 (Call 09/01/21)(a)	1,265	1,329,125
Security	Par (000)	Value

Biotechnology (continued)
4.50%, 04/01/21 (Call 01/01/21)	$2,064	$2,141,283
		91,608,232
Building Materials — 0.2%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(b)	3,265	3,306,184
2.24%, 02/15/25 (Call 01/15/25)(b)	5,421	5,529,229
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	5,767	6,242,041
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23(a)(b)	4,400	4,864,690
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(e)	596	638,922
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	3,260	3,391,826
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)	63	64,196
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	50	52,407
4.20%, 12/01/24 (Call 09/01/24)	505	550,059
		24,639,554
Chemicals — 1.8%
Air Liquide Finance SA
1.75%, 09/27/21 (Call 08/27/21)(b)	2,338	2,351,573
2.25%, 09/27/23 (Call 07/27/23)(b)	3,200	3,288,350
Air Products & Chemicals Inc.
3.00%, 11/03/21(a)	1,750	1,802,792
3.35%, 07/31/24 (Call 04/30/24)	950	1,027,101
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	50	51,752
3.65%, 07/15/24 (Call 04/15/24)	4,638	5,042,530
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	1,831	2,004,437
Braskem Finance Ltd., 6.45%, 02/03/24(a)	6,380	6,976,594
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	1,865	1,980,061
4.63%, 11/15/22	647	697,093
5.88%, 06/15/21	397	417,792
CF Industries Inc., 3.40%, 12/01/21(a)(b)	478	493,886
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 03/26/20)(a)	14,431	15,057,556
3.15%, 05/15/24 (Call 04/15/24)(a)	4,780	5,085,908
3.50%, 10/01/24 (Call 07/01/24)(a)	4,453	4,806,411
DuPont de Nemours Inc., 4.21%, 11/15/23
(Call 10/15/23)(a)	19,638	21,417,496
Eastman Chemical Co.
3.50%, 12/01/21(a)	7,713	7,979,779
3.60%, 08/15/22 (Call 05/15/22)(a)	3,507	3,661,734
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)(a)	1,823	1,860,841
3.25%, 01/14/23 (Call 11/14/22)(a)	1,040	1,093,472
4.35%, 12/08/21	9,688	10,198,424
Equate Petrochemical BV, 3.00%, 03/03/22(b)	5,000	5,037,500
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	44	47,462
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)(a)	2,942	3,161,160
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(a)	376	390,612
LG Chem Ltd., 3.25%, 10/15/24(b)	5,395	5,636,300
LYB International Finance BV, 4.00%, 07/15/23	8,353	9,006,358

S c h e d u l e o f I n v e s t m e n t s	81

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	$5,995	$6,875,273
6.00%, 11/15/21 (Call 08/17/21)(a)	6,857	7,300,753
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(a)	800	852,192
5.25%, 03/01/22(a)	915	967,132
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)(a)	6,780	7,051,756
3.75%, 11/15/21 (Call 08/15/21)(a)	947	978,153
4.25%, 11/15/23 (Call 08/15/23)	6,282	6,762,471
NewMarket Corp., 4.10%, 12/15/22	5,217	5,563,727
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	9,527	9,886,852
3.50%, 06/01/23 (Call 03/01/23)	644	679,186
3.63%, 03/15/24 (Call 12/15/23)	3,265	3,509,227
OCP SA, 5.63%, 04/25/24(b)	5,330	5,902,975
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)(a)	5,432	5,632,399
3.20%, 03/15/23 (Call 02/15/23)(a)	5,075	5,342,596
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,667	1,698,371
2.45%, 02/15/22 (Call 11/15/21)(a)	595	605,096
2.70%, 02/21/23 (Call 11/21/22)(a)	287	296,422
3.00%, 09/01/21	4,722	4,850,568
4.05%, 03/15/21	1,722	1,769,963
RPM International Inc., 3.45%, 11/15/22
(Call 08/15/22)(a)	626	652,080
SABIC Capital II BV, 4.00%, 10/10/23(b)	4,475	4,727,838
Sasol Financing International Ltd., 4.50%, 11/14/22	5,000	5,134,375
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	10,075	10,682,648
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	12,269	12,628,069
3.13%, 06/01/24 (Call 04/01/24)(a)	2,039	2,167,400
4.20%, 01/15/22 (Call 10/15/21)	90	93,588
Syngenta Finance NV
3.13%, 03/28/22(a)	7,910	8,065,879
3.93%, 04/23/21(b)	5,570	5,692,859
4.44%, 04/24/23 (Call 03/24/23)(b)	2,470	2,626,854
Westlake Chemical Corp., 3.60%, 07/15/22
(Call 04/15/22)	807	834,543
		250,406,219
Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(b)	5,000	5,139,419
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)(a)	300	324,839
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	2,138	2,191,673
3.25%, 06/01/22 (Call 03/01/22)(a)	1,035	1,068,879
DP World Crescent Ltd., 3.91%, 05/31/23(b)	7,730	7,952,237
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)(a)	251	253,846
2.60%, 12/01/24 (Call 11/01/24)	3,568	3,702,951
3.60%, 08/15/21	1,034	1,061,949
3.95%, 06/15/23 (Call 05/15/23)(a)	295	315,496
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	225	232,809
3.85%, 11/15/24 (Call 08/15/24)(b)	5,100	5,531,981
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)(a)	3,208	3,318,894
Security	Par (000)	Value

Commercial Services (continued)
3.75%, 06/01/23 (Call 03/01/23)	$1,682	$1,781,887
3.80%, 04/01/21 (Call 03/01/21)	6,289	6,430,572
4.00%, 06/01/23 (Call 05/01/23)	5,373	5,755,510
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	2,300	2,438,418
4.13%, 08/01/23 (Call 07/01/23)(a)	1,180	1,262,447
4.75%, 02/15/25 (Call 11/15/24)(b)	2,595	2,877,025
5.00%, 11/01/22 (Call 08/01/22)(b)	2,086	2,254,286
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	10,284	10,605,617
2.75%, 12/15/21 (Call 11/15/21)	1,296	1,327,647
3.25%, 06/07/21 (Call 05/07/21)	1,585	1,620,755
4.50%, 09/01/22 (Call 06/01/22)(a)	416	442,899
4.88%, 02/15/24 (Call 11/15/23)(a)	822	916,145
PayPal Holdings Inc.
2.20%, 09/26/22(a)	3,013	3,056,967
2.40%, 10/01/24 (Call 09/01/24)	3,505	3,597,115
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	442	467,808
Verisk Analytics Inc.
4.13%, 09/12/22	270	286,967
5.80%, 05/01/21	52	54,534
		76,271,572
Computers — 2.3%
Apple Inc.
1.70%, 09/11/22	10,107	10,234,655
1.80%, 09/11/24 (Call 08/11/24)	3,060	3,101,780
2.10%, 09/12/22 (Call 08/12/22)(a)	3,217	3,281,184
2.15%, 02/09/22(a)	3,226	3,286,221
2.30%, 05/11/22 (Call 04/11/22)	5,684	5,809,108
2.40%, 01/13/23 (Call 12/13/22)(a)	3,686	3,802,491
2.40%, 05/03/23(a)	24,647	25,449,730
2.50%, 02/09/22 (Call 01/09/22)(a)	12,341	12,630,414
2.50%, 02/09/25(a)	5,773	6,052,600
2.70%, 05/13/22(a)	2,392	2,463,329
2.75%, 01/13/25 (Call 11/13/24)(a)	7,520	7,953,294
2.85%, 02/23/23 (Call 12/23/22)	23,230	24,242,293
2.85%, 05/11/24 (Call 03/11/24)(a)	8,592	9,070,602
3.00%, 02/09/24 (Call 12/09/23)	7,342	7,783,311
3.45%, 05/06/24	6,546	7,087,003
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)(b)	9,370	10,059,745
4.42%, 06/15/21 (Call 05/15/21)(b)	21,185	21,828,875
5.45%, 06/15/23 (Call 04/15/23)(a)(b)	16,466	18,156,645
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)(a)	2,960	3,175,917
4.45%, 09/18/22	4,522	4,789,021
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	3,500	3,667,062
3.70%, 04/01/22 (Call 03/01/22)(a)	1,296	1,348,650
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)(a)	5,477	5,580,154
3.50%, 10/05/21 (Call 09/05/21)	3,902	4,007,726
4.40%, 10/15/22 (Call 08/15/22)(a)	7,677	8,184,549
HP Inc.
4.05%, 09/15/22	2,101	2,214,415
4.30%, 06/01/21(a)	9,617	9,888,208
4.38%, 09/15/21	1,300	1,351,244
4.65%, 12/09/21(a)	1,851	1,939,702

82	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
IBM Credit LLC
3.00%, 02/06/23(a)	$11,223	$11,730,896
3.60%, 11/30/21	8,451	8,798,096
International Business Machines Corp.
1.88%, 08/01/22	13,619	13,789,249
2.50%, 01/27/22(a)	2,793	2,856,685
2.80%, 05/13/21	5,530	5,636,709
2.85%, 05/13/22	9,023	9,315,277
2.88%, 11/09/22	635	660,221
2.90%, 11/01/21(a)	840	861,259
3.00%, 05/15/24	9,004	9,539,948
3.38%, 08/01/23(a)	7,110	7,563,289
3.63%, 02/12/24(a)	16,776	18,096,675
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)(a)	470	491,225
3.30%, 09/29/24 (Call 07/29/24)	1,393	1,484,136
3.38%, 06/15/21 (Call 04/15/21)	951	968,805
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)(a)	1,850	1,888,981
4.75%, 06/01/23(a)	8,362	8,832,159
4.75%, 01/01/25	140	148,029
4.88%, 03/01/24 (Call 01/01/24)	1,732	1,834,730
		332,936,297
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	1,121	1,145,538
2.10%, 05/01/23	250	257,206
2.25%, 11/15/22	6,638	6,847,306
2.30%, 05/03/22(a)	5,614	5,750,213
2.45%, 11/15/21	38	38,783
3.25%, 03/15/24(a)	1,140	1,234,790
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	5,620	5,773,408
Procter & Gamble Co. (The)
1.70%, 11/03/21(a)	4,800	4,854,993
2.15%, 08/11/22(a)	4,942	5,070,017
2.30%, 02/06/22	12,114	12,387,671
3.10%, 08/15/23	957	1,020,485
Unilever Capital Corp.
1.38%, 07/28/21	175	175,298
2.60%, 05/05/24 (Call 03/05/24)(a)	2,300	2,415,688
2.75%, 03/22/21	8,630	8,746,500
3.00%, 03/07/22	1,475	1,526,738
3.13%, 03/22/23 (Call 02/22/23)(a)	4,549	4,808,318
3.25%, 03/07/24 (Call 02/07/24)(a)	4,881	5,218,131
		67,271,083
Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)(a)	2,194	2,274,820
3.50%, 05/26/22 (Call 04/26/22)	310	318,785
3.50%, 01/15/25 (Call 11/15/24)(a)	2,732	2,852,839
3.95%, 02/01/22 (Call 01/01/22)(a)	2,350	2,435,457
4.13%, 07/03/23 (Call 06/03/23)(a)	18,485	19,665,976
4.45%, 12/16/21 (Call 11/16/21)	903	941,049
4.50%, 05/15/21(a)	12,309	12,716,925
4.88%, 01/16/24 (Call 12/16/23)	496	540,026
5.00%, 10/01/21	4,996	5,234,527
Security	Par (000)	Value

Diversified Financial Services (continued)
AIG Global Funding
1.90%, 10/06/21(a)(b)	$635	$635,709
3.35%, 06/25/21(b)	4,550	4,650,689
Air Lease Corp.
2.25%, 01/15/23	3,140	3,156,863
2.30%, 02/01/25 (Call 01/01/25)(a)	1,120	1,119,772
2.50%, 03/01/21	5,791	5,819,597
2.63%, 07/01/22 (Call 06/01/22)(a)	4,558	4,618,006
2.75%, 01/15/23 (Call 12/15/22)	386	392,681
3.00%, 09/15/23 (Call 07/15/23)	1,398	1,441,474
3.38%, 06/01/21 (Call 05/01/21)	5,466	5,581,814
3.50%, 01/15/22	4,226	4,345,361
3.75%, 02/01/22 (Call 12/01/21)	274	282,179
3.88%, 04/01/21 (Call 03/01/21)	587	601,314
3.88%, 07/03/23 (Call 06/03/23)	9,819	10,367,009
4.25%, 02/01/24 (Call 01/01/24)(a)	5,881	6,344,000
4.25%, 09/15/24 (Call 06/15/24)(a)	2,395	2,573,268
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	3,932	4,160,680
4.40%, 09/25/23 (Call 08/25/23)	7,391	7,888,520
5.00%, 04/01/23(a)	4,824	5,251,462
5.13%, 03/15/21	1,089	1,123,108
5.50%, 02/15/22(a)	2,001	2,138,801
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)(a)	6,270	6,573,280
4.13%, 02/13/22(a)	1,055	1,094,594
4.25%, 04/15/21(a)	983	1,003,889
4.63%, 05/19/22(a)	1,206	1,265,697
5.13%, 09/30/24	1,100	1,216,677
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	12,905	13,169,718
2.50%, 07/30/24 (Call 06/30/24)	5,923	6,135,141
2.65%, 12/02/22(a)	12,492	12,895,636
2.75%, 05/20/22 (Call 04/20/22)(a)	11,693	11,974,166
3.00%, 10/30/24 (Call 09/29/24)(a)	7,953	8,413,166
3.38%, 05/17/21 (Call 04/17/21)	14,329	14,610,376
3.40%, 02/27/23 (Call 01/27/23)(a)	3,206	3,375,481
3.40%, 02/22/24 (Call 01/22/24)(a)	12,467	13,339,293
3.63%, 12/05/24 (Call 11/04/24)(a)	2,225	2,422,558
3.70%, 11/05/21 (Call 10/05/21)	8,085	8,352,612
3.70%, 08/03/23 (Call 07/03/23)(a)	2,509	2,682,418
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	9,137	9,216,002
2.70%, 03/03/22 (Call 01/31/22)(a)	2,045	2,094,868
Ameriprise Financial Inc.
3.00%, 03/22/22(a)	5,082	5,259,707
3.70%, 10/15/24(a)	3,781	4,155,994
4.00%, 10/15/23(a)	6,299	6,832,910
Apollo Management Holdings LP
4.00%, 05/30/24(a)(b)	125	136,520
4.95%, 01/14/50 (Call 12/17/24)(b)(c)	5,000	5,029,925
Avolon Holdings Funding Ltd.
2.88%, 02/15/25 (Call 01/15/25)(b)	5,000	4,997,031
3.63%, 05/01/22 (Call 04/01/22)(b)	5,685	5,821,094
3.95%, 07/01/24 (Call 06/01/24)(b)	12,810	13,280,815
5.13%, 10/01/23 (Call 09/01/23)(b)	1,279	1,370,858
5.25%, 05/15/24 (Call 04/15/24)(a)(b)	1,584	1,726,408
5.50%, 01/15/23 (Call 12/15/22)(b)	305	328,128

S c h e d u l e o f I n v e s t m e n t s	83

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(a)	$3,500	$3,645,462
5.38%, 07/24/23(a)	4,783	5,234,655
BOC Aviation Ltd.
2.75%, 09/18/22 (Call 08/18/22)(b)	767	781,728
3.50%, 10/10/24 (Call 09/10/24)(b)	5,250	5,587,890
Brookfield Finance Inc., 4.00%, 04/01/24
(Call 02/01/24)(a)	2,530	2,756,421
Cantor Fitzgerald LP, 4.88%, 05/01/24
(Call 04/01/24)(a)(b)	2,640	2,887,577
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(c)	6,375	6,431,625
2.28%, 01/28/26 (Call 01/28/25)(c)	6,000	6,101,371
3.38%, 02/15/23	25,750	27,018,036
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)(a)	3,005	3,085,397
3.20%, 01/30/23 (Call 12/30/22)	11,448	11,899,113
3.20%, 02/05/25 (Call 01/05/25)	3,920	4,134,840
3.30%, 10/30/24 (Call 09/30/24)(a)	3,934	4,187,180
3.45%, 04/30/21 (Call 03/30/21)(a)	9,276	9,456,130
3.50%, 06/15/23(a)	2,489	2,636,906
3.75%, 04/24/24 (Call 03/24/24)(a)	3,103	3,332,346
3.90%, 01/29/24 (Call 12/29/23)(a)	6,556	7,036,991
4.75%, 07/15/21	2,934	3,058,337
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)(a)	19,511	20,316,415
3.25%, 05/21/21 (Call 04/21/21)(a)	10,550	10,791,758
3.55%, 02/01/24 (Call 01/01/24)(a)	5,524	5,955,165
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(b)	4,030	4,584,125
Citadel LP, 5.38%, 01/17/23 (Call 12/17/22)(a)(b)	4,800	5,158,686
CME Group Inc., 3.00%, 09/15/22	4,543	4,738,720
Daiwa Securities Group Inc., 3.13%, 04/19/22(a)(b)	5,382	5,545,370
Discover Financial Services
3.85%, 11/21/22	735	780,668
3.95%, 11/06/24 (Call 08/06/24)	1,805	1,954,065
5.20%, 04/27/22	190	205,354
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)(a)	2,968	3,070,365
Eaton Vance Corp., 3.63%, 06/15/23	110	117,747
ICBCIL Finance Co. Ltd., 2.50%, 09/29/21(b)	7,000	7,050,312
International Lease Finance Corp.
4.63%, 04/15/21	856	881,528
5.88%, 08/15/22(a)	4,970	5,422,640
8.63%, 01/15/22	712	794,551
Invesco Finance PLC
3.13%, 11/30/22(a)	283	296,874
4.00%, 01/30/24	170	185,957
Jefferies Financial Group Inc., 5.50%, 10/18/23
(Call 01/18/23)	4,118	4,497,640
Jefferies Group LLC
5.13%, 01/20/23(a)	445	485,936
6.88%, 04/15/21	445	469,805
Lazard Group LLC, 3.75%, 02/13/25	2,730	2,962,303
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	2,500	2,571,955
Legg Mason Inc., 3.95%, 07/15/24(a)	840	921,540
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	2,989	3,029,105
2.00%, 03/03/25 (Call 02/03/25)(a)	3,500	3,588,591
3.38%, 04/01/24	1,898	2,056,319
Security	Par (000)	Value

Diversified Financial Services (continued)
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/22 (Call 01/28/22)(b)	$4,050	$4,167,616
3.56%, 02/28/24 (Call 01/28/24)(b)	400	423,151
3.96%, 09/19/23 (Call 08/19/23)(a)(b)	13,854	14,782,267
Nasdaq Inc., 4.25%, 06/01/24 (Call 03/01/24)	385	421,943
Nomura Holdings Inc., 2.65%, 01/16/25	8,210	8,434,310
Nuveen Finance LLC, 4.13%, 11/01/24(b)	11,429	12,737,916
ORIX Corp.
2.90%, 07/18/22(a)	591	608,121
4.05%, 01/16/24(a)	7,360	8,004,268
Park Aerospace Holdings Ltd.
3.63%, 03/15/21 (Call 02/15/21)(b)	224	226,044
4.50%, 03/15/23 (Call 02/15/23)(a)(b)	1,120	1,171,206
5.25%, 08/15/22 (Call 07/15/22)(a)(b)	7,973	8,484,847
5.50%, 02/15/24 (Call 01/15/24)(a)(b)	11,725	12,893,189
Pershing Square Holdings Ltd., 5.50%, 07/15/22
(Call 06/15/22)(b)	5,000	5,321,250
REC Ltd., 5.25%, 11/13/23(b)	5,075	5,490,571
Stifel Financial Corp., 4.25%, 07/18/24(a)	1,815	1,994,830
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)(a)	2,459	2,515,181
3.75%, 08/15/21 (Call 06/15/21)	1,393	1,429,423
4.25%, 08/15/24 (Call 05/15/24)	6,921	7,441,784
4.38%, 03/19/24 (Call 02/19/24)(a)	4,910	5,292,073
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	8,384	8,598,401
3.75%, 04/01/24 (Call 03/01/24)	2,003	2,168,060
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	2,380	2,427,379
2.80%, 12/14/22 (Call 10/14/22)	14,563	15,115,716
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	272	280,227
3.60%, 03/15/22 (Call 02/15/22)(a)	2,550	2,654,672
4.25%, 06/09/23 (Call 05/09/23)(a)	9,122	9,812,632
		638,850,249
Electric — 5.2%
Abu Dhabi National Energy Co. PJSC
3.63%, 06/22/21(b)	6,060	6,164,156
3.63%, 01/12/23(b)	12,350	12,813,125
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	1,250	1,280,931
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23(a)	136	145,993
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)(a)	2,785	2,849,183
Alliant Energy Finance LLC, 3.75%, 06/15/23
(Call 05/15/23)(b)	7,600	8,084,619
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)(a)	3,550	3,659,048
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)(a)	1,131	1,163,993
American Electric Power Co. Inc., Series I, 3.65%,
12/01/21	5,317	5,525,521
American Transmission Systems Inc., 5.25%, 01/15/22(b)	10,400	11,101,701
Appalachian Power Co., 4.60%, 03/30/21 (Call 12/30/20)	926	948,420
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	3,592	3,809,506
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	735	757,593
3.35%, 07/01/23 (Call 04/01/23)	1,137	1,200,353
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)(a)	9,452	9,814,602
3.50%, 02/01/25 (Call 11/01/24)	940	1,015,955
3.75%, 11/15/23 (Call 08/15/23)	1,030	1,110,830
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	350	380,251

84	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	$221	$222,276
2.25%, 08/01/22 (Call 05/01/22)	280	286,269
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)(a)	8,856	9,075,749
2.50%, 09/01/24 (Call 08/01/24)(a)	1,257	1,298,151
3.60%, 11/01/21	4,731	4,903,891
3.85%, 02/01/24 (Call 01/01/24)(a)	2,785	3,013,989
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)(a)	200	217,086
5.05%, 03/15/22 (Call 12/15/21)(a)	155	164,854
Comision Federal de Electricidad
4.88%, 05/26/21(b)	55	56,702
4.88%, 01/15/24(b)	9,350	10,150,594
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)(a)	6,536	6,700,518
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)(a)	1,000	1,032,931
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	7,837	7,899,744
Consorcio Transmantaro SA, 4.38%, 05/07/23(b)	200	211,062
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	401	414,080
3.13%, 08/31/24 (Call 05/31/24)(a)	150	161,225
3.38%, 08/15/23 (Call 05/15/23)	338	360,769
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	235	251,016
Dominion Energy Inc.
2.45%, 01/15/23(a)(b)	10,715	10,964,996
2.72%, 08/15/21(e)	1,760	1,789,905
3.07%, 08/15/24(e)	14,243	14,952,557
4.10%, 04/01/21(e)	556	570,869
Series B, 2.75%, 01/15/22 (Call 12/15/21)	742	758,039
Series B, 2.75%, 09/15/22 (Call 06/15/22)	750	766,732
Series C, 2.00%, 08/15/21 (Call 07/15/21)	602	607,983
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	461	472,059
3.65%, 03/15/24 (Call 12/15/23)	1,535	1,661,550
DTE Energy Co.
Series B, 2.60%, 06/15/22	1,190	1,213,876
Series B, 3.30%, 06/15/22 (Call 04/15/22)	1,161	1,199,897
Series C, 2.53%, 10/01/24	6,175	6,344,859
Series C, 3.50%, 06/01/24 (Call 03/01/24)	2,771	2,953,278
Series D, 3.70%, 08/01/23 (Call 07/01/23)(a)	10,731	11,383,143
Series F, 3.85%, 12/01/23 (Call 09/01/23)	385	410,911
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	1,398	1,436,449
3.05%, 03/15/23 (Call 02/15/23)(a)	584	611,871
3.35%, 05/15/22(a)	4,644	4,828,622
3.90%, 06/15/21 (Call 03/15/21)	4,772	4,890,609
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	13,863	13,940,080
2.40%, 08/15/22 (Call 07/15/22)(a)	550	559,582
3.05%, 08/15/22 (Call 05/15/22)(a)	4,936	5,083,436
3.55%, 09/15/21 (Call 06/15/21)	974	1,000,715
3.75%, 04/15/24 (Call 01/15/24)	7,410	7,963,190
3.95%, 10/15/23 (Call 07/15/23)	2,518	2,702,917
Duke Energy Florida LLC, 3.10%, 08/15/21
(Call 05/15/21)	436	444,265
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	648	692,685
Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	$1,978	$2,026,968
3.00%, 09/15/21 (Call 06/15/21)(a)	1,707	1,738,776
3.38%, 09/01/23 (Call 08/01/23)	4,970	5,281,454
Duquesne Light Holdings Inc., 5.90%, 12/01/21(b)	140	149,381
Edison International
2.40%, 09/15/22 (Call 08/15/22)(a)	4,143	4,202,319
2.95%, 03/15/23 (Call 01/15/23)	4,243	4,346,018
3.13%, 11/15/22 (Call 10/15/22)	990	1,019,081
3.55%, 11/15/24 (Call 10/15/24)	1,870	1,977,940
EDP Finance BV, 3.63%, 07/15/24(a)(b)	8,205	8,750,140
Electricite de France SA, 5.25%, (Call 01/29/23)(a)(b)(c)(d)	26,020	26,748,560
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	8,236	8,365,429
Enel Finance International NV
2.65%, 09/10/24(a)(b)	15,510	15,978,977
2.75%, 04/06/23(a)(b)	6,205	6,367,627
2.88%, 05/25/22(a)(b)	11,750	12,029,651
4.25%, 09/14/23(b)	18,035	19,552,538
Engie SA, 2.88%, 10/10/22(b)	837	860,309
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	1,000	1,084,293
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	12,960	13,600,480
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	80	93,964
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)	653	711,360
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)(a)	5,340	5,496,015
4.85%, 06/01/21 (Call 03/01/21)	775	800,495
5.29%, 06/15/22 (Call 03/15/22)(a)(e)	1,724	1,854,759
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	1,054	1,104,495
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)(a)	3,107	3,130,916
2.80%, 05/01/23 (Call 02/01/23)(a)	2,750	2,857,816
Series H, 3.15%, 01/15/25 (Call 10/15/24)	365	386,108
Series K, 2.75%, 03/15/22 (Call 02/15/22)	2,546	2,609,609
Series L, 2.90%, 10/01/24 (Call 08/01/24)(a)	1,960	2,054,689
Series N, 3.80%, 12/01/23 (Call 11/01/23)	6,700	7,205,474
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	110	110,775
3.50%, 06/01/22 (Call 05/01/22)(a)	10,772	11,176,535
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	1,876	1,934,237
4.25%, 06/15/22 (Call 03/15/22)(a)	2,813	2,962,364
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)(a)	1,610	1,655,369
Series B, 4.25%, 03/15/23 (Call 12/15/22)	1,992	2,131,202
FirstEnergy Transmission LLC, 4.35%, 01/15/25
(Call 10/15/24)(b)	111	124,176
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	6,460	6,737,771
3.25%, 06/01/24 (Call 12/01/23)(a)	3,919	4,202,516
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)	479	482,815
2.85%, 05/15/22(a)	1,618	1,670,542
Series A, 2.10%, 07/30/23	750	763,536
Series A, 2.20%, 09/15/24 (Call 08/15/24)	9,598	9,824,185
Indiana Michigan Power Co., Series J, 3.20%, 03/15/23
(Call 12/15/22)	293	308,463
Interstate Power & Light Co., 3.25%, 12/01/24
(Call 09/01/24)(a)	1,018	1,085,211

S c h e d u l e o f I n v e s t m e n t s	85

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Israel Electric Corp. Ltd.
6.88%, 06/21/23(b)	$2,075	$2,370,687
Series 6, 5.00%, 11/12/24(b)	7,975	8,884,648
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(a)	4,226	4,360,008
3.65%, 06/15/24 (Call 03/15/24)	1,380	1,486,811
4.05%, 07/01/23 (Call 04/01/23)(a)	445	477,749
Jersey Central Power & Light Co., 4.70%, 04/01/24
(Call 01/01/24)(a)(b)	917	1,023,508
Korea East-West Power Co. Ltd.
2.63%, 06/19/22(b)	350	359,734
3.88%, 07/19/23(b)	4,700	5,047,516
Korea Electric Power Corp., 2.50%, 06/24/24(b)	900	932,635
Korea Hydro & Nuclear Power Co. Ltd., 3.00%, 09/19/22(b)	6,365	6,605,677
LG&E & KU Energy LLC, 4.38%, 10/01/21
(Call 07/01/21)(a)	764	790,212
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)(a)	1,332	1,439,956
3.70%, 09/15/23 (Call 06/15/23)(a)	270	287,966
Monongahela Power Co., 4.10%, 04/15/24
(Call 01/15/24)(b)	50	54,868
National Rural Utilities Cooperative Finance Corp.
1.75%, 01/21/22	8,945	9,041,161
2.30%, 09/15/22 (Call 08/15/22)	595	610,681
2.40%, 04/25/22 (Call 03/25/22)	1,679	1,720,661
2.70%, 02/15/23 (Call 12/15/22)(a)	1,204	1,250,951
2.85%, 01/27/25 (Call 10/27/24)(a)	2,340	2,487,132
2.90%, 03/15/21(a)	8,832	8,990,856
2.95%, 02/07/24 (Call 12/07/23)	2,416	2,552,091
3.05%, 02/15/22 (Call 11/15/21)(a)	965	992,426
3.40%, 11/15/23 (Call 08/15/23)(a)	312	333,873
4.75%, 04/30/43 (Call 04/30/23)(a)(c)	594	621,680
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21(a)	1,243	1,262,175
2.80%, 01/15/23 (Call 12/15/22)	2,565	2,658,368
2.90%, 04/01/22	4,081	4,200,799
3.15%, 04/01/24 (Call 03/01/24)(a)	14,185	15,034,425
3.20%, 02/25/22	75	77,665
4.50%, 06/01/21 (Call 03/01/21)	1,409	1,452,719
Niagara Mohawk Power Corp., 3.51%, 10/01/24
(Call 07/01/24)(b)	657	708,158
NRG Energy Inc., 3.75%, 06/15/24 (Call 05/15/24)(b)	2,054	2,153,184
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)(a)	601	617,171
Ohio Power Co., Series M, 5.38%, 10/01/21	7,837	8,347,488
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	5,050	5,319,184
4.10%, 06/01/22 (Call 03/01/22)	530	558,451
7.00%, 09/01/22	570	646,481
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	680	698,105
2.95%, 06/01/23 (Call 03/01/23)	240	251,751
3.60%, 04/01/24 (Call 01/01/24)	153	165,939
3.85%, 06/15/21 (Call 03/15/21)	581	594,425
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	118	118,489
Perusahaan Listrik Negara PT, 5.50%, 11/22/21(a)(b)	6,549	6,915,335
PNM Resources Inc., 3.25%, 03/09/21	92	93,295
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 12/15/23)(a)	5,065	5,432,208
Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)(a)	$5,647	$5,930,630
3.50%, 12/01/22 (Call 09/01/22)	660	689,676
3.95%, 03/15/24 (Call 12/15/23)	846	913,904
4.20%, 06/15/22 (Call 03/15/22)	1,206	1,268,347
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)(a)	200	204,916
3.00%, 09/15/21 (Call 06/15/21)(a)	416	424,971
PPL WEM Ltd./Western Power Distribution Ltd., 5.38%, 05/01/21 (Call 02/01/21)(a)(b)	90	92,876
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	4,683	4,811,003
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	678	690,735
3.85%, 06/01/23 (Call 05/01/23)	11,977	12,744,409
4.30%, 11/15/23 (Call 08/15/23)	178	192,307
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	180	183,433
2.50%, 03/15/23 (Call 09/15/22)(a)	150	154,231
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	27	29,058
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	2,136	2,145,511
2.38%, 05/15/23 (Call 02/15/23)(a)	339	348,785
3.25%, 09/01/23 (Call 08/01/23)(a)	4,335	4,591,055
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)(a)	1,840	1,860,344
2.65%, 11/15/22 (Call 10/15/22)	3,446	3,540,597
2.88%, 06/15/24 (Call 05/15/24)(a)	8,895	9,321,929
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	235	253,813
6.00%, 09/01/21	1,332	1,421,973
San Diego Gas & Electric Co.
3.00%, 08/15/21(a)	3,247	3,324,288
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	210	222,823
Saudi Electricity Global Sukuk Co. 2, 3.47%, 04/08/23(b)	4,600	4,752,950
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(b)	5,420	5,731,650
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)(a)	6,010	6,194,690
2.90%, 02/01/23 (Call 01/01/23)(a)	2,565	2,662,703
3.55%, 06/15/24 (Call 03/15/24)	5,031	5,384,256
4.05%, 12/01/23 (Call 09/01/23)	550	595,337
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	2,888	2,942,966
Series A, 2.90%, 03/01/21(a)	6,605	6,685,316
Series B, 2.40%, 02/01/22 (Call 12/01/21)	777	788,020
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	4,647	4,958,765
Series D, 3.40%, 06/01/23 (Call 05/01/23)	5,102	5,375,802
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	6,813	6,864,366
2.95%, 07/01/23 (Call 05/01/23)	12,667	13,194,953
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(c)	3,309	3,407,731
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	1,477	1,499,096
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	75	79,831
State Grid Overseas Investment 2013 Ltd., 3.13%, 05/22/23(b)	4,210	4,391,556
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(b)	7,740	8,446,275

86	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
State Grid Overseas Investment 2016 Ltd. 2.75%, 05/04/22(a)(b)	$15,027	$15,412,067
3.75%, 05/02/23(a)(b)	7,650	8,166,375
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	108	115,080
Tampa Electric Co., 2.60%, 09/15/22 (Call 06/15/22)	50	51,479
Tri-State Generation & Transmission Association Inc., 3.70%, 11/01/24 (Call 08/01/24)	80	86,441
Tucson Electric Power Co., 5.15%, 11/15/21 (Call 08/15/21)	520	546,381
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	802	861,167
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	375	383,432
3.45%, 02/15/24 (Call 11/15/23)	782	833,420
Series C, 2.75%, 03/15/23 (Call 12/15/22)	9,795	10,108,806
Vistra Operations Co. LLC, 3.55%, 07/15/24 (Call 06/15/24)(a)(b)	10,925	11,272,162
WEC Energy Group Inc.
3.10%, 03/08/22	3,887	4,011,285
3.38%, 06/15/21	2,596	2,655,638
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	215	221,173
Wisconsin Power & Light Co., 2.25%, 11/15/22 (Call 08/15/22)	255	260,540
Wisconsin Public Service Corp., 3.35%, 11/21/21	3,651	3,767,448
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	1,990	2,007,226
2.60%, 03/15/22 (Call 02/15/22)	33	33,803
		746,148,201
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)(a)	8,289	8,474,403
2.63%, 02/15/23 (Call 11/15/22)(a)	161	166,780
Schneider Electric SE, 2.95%, 09/27/22(b)	747	776,449
		9,417,632
Electronics — 0.6%
ABB Installation Products Inc., 5.63%, 11/15/21	210	224,033
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	6,804	7,052,542
3.88%, 07/15/23 (Call 04/15/23)(a)	5,649	6,010,312
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)(a)	1,815	1,928,025
4.00%, 02/01/22 (Call 11/01/21)	106	110,410
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)(a)	4,855	5,018,267
4.50%, 03/01/23 (Call 12/01/22)	4,198	4,432,107
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	371	383,207
4.88%, 12/01/22	5,859	6,319,394
Flex Ltd., 5.00%, 02/15/23	3,094	3,319,089
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	305	310,870
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)(a)	2,018	2,039,122
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	12,213	12,339,252
2.15%, 08/08/22 (Call 07/08/22)	1,974	2,018,290
2.30%, 08/15/24 (Call 07/15/24)(a)	5,831	6,061,583
Hubbell Inc., 3.63%, 11/15/22	200	210,894
Jabil Inc., 4.70%, 09/15/22	2,346	2,514,661
Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	$1,545	$1,726,833
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	751	774,885
2.80%, 12/15/21 (Call 11/15/21)(a)	1,189	1,217,742
3.65%, 09/15/23 (Call 08/15/23)(a)	9,135	9,779,706
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	5,098	5,204,565
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	6,805	7,235,185
4.75%, 12/01/24 (Call 09/01/24)(a)	912	1,017,301
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)(a)	145	150,542
		87,398,817
Engineering & Construction — 0.0%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	1,296	1,255,408

Environmental Control — 0.3%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)(a)	17,992	18,808,770
4.75%, 05/15/23 (Call 02/15/23)	4,284	4,694,692
5.25%, 11/15/21	598	637,472
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)(a)	6,583	6,765,222
2.90%, 09/15/22 (Call 06/15/22)	6,646	6,877,172
2.95%, 06/15/24 (Call 05/15/24)	2,885	3,045,655
3.50%, 05/15/24 (Call 02/15/24)	488	525,082
4.60%, 03/01/21 (Call 12/01/20)	986	1,006,579
		42,360,644
Food — 1.5%
Campbell Soup Co.
2.50%, 08/02/22	210	214,391
3.65%, 03/15/23 (Call 02/15/23)(a)	11,589	12,250,618
Cencosud SA
4.88%, 01/20/23(a)(b)	4,720	5,135,266
5.15%, 02/12/25 (Call 11/12/24)(b)	500	529,219
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	9,256	9,602,914
3.25%, 09/15/22	531	547,902
3.80%, 10/22/21	11,384	11,835,472
4.30%, 05/01/24 (Call 04/01/24)	3,666	3,988,467
Danone SA
2.08%, 11/02/21 (Call 10/02/21)(a)(b)	456	459,827
2.59%, 11/02/23 (Call 09/02/23)(a)(b)	15,895	16,382,740
3.00%, 06/15/22(b)	1,068	1,104,198
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	65	68,451
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)(a)	615	633,370
3.15%, 12/15/21 (Call 09/15/21)(a)	6,321	6,496,357
3.20%, 04/16/21	3,494	3,578,833
3.65%, 02/15/24 (Call 11/15/23)(a)	5,237	5,614,161
3.70%, 10/17/23 (Call 09/17/23)(a)	7,233	7,780,247
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	5,000	5,384,375
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	5,000	5,193,087
3.10%, 05/15/21	2,887	2,949,855
3.38%, 05/15/23 (Call 04/15/23)(a)	6,588	7,034,448
JM Smucker Co. (The)
3.00%, 03/15/22	688	709,913
3.50%, 10/15/21	727	750,240

S c h e d u l e o f I n v e s t m e n t s	87

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.65%, 12/01/23(a)	$2,365	$2,463,409
3.13%, 05/17/22	727	752,421
Kerry Group Financial Services Unlimited Co., 3.20%, 04/09/23 (Call 01/09/23)(a)(b)	5,000	5,214,681
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)(a)	5,572	5,770,148
2.95%, 11/01/21 (Call 10/01/21)(a)	951	972,003
3.40%, 04/15/22 (Call 01/15/22)	1,173	1,215,293
3.85%, 08/01/23 (Call 05/01/23)(a)	1,273	1,369,914
4.00%, 02/01/24 (Call 11/01/23)(a)	2,819	3,060,087
Land O’ Lakes Inc., 6.00%, 11/15/22 (Call 08/15/22)(b)	80	85,835
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)(a)	510	524,356
3.15%, 08/15/24 (Call 06/15/24)(a)	2,019	2,151,853
Mondelez International Holdings Netherlands BV
2.00%, 10/28/21 (Call 09/28/21)(a)(b)	7,875	7,950,705
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	5,540	5,722,427
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	9,985	10,650,466
4.00%, 02/01/24 (Call 11/01/23)	105	114,127
Nestle Holdings Inc.
3.10%, 09/24/21 (Call 08/24/21)(b)	4,693	4,814,618
3.35%, 09/24/23 (Call 08/24/23)(b)	8,545	9,148,411
Seven & i Holdings Co. Ltd., 3.35%, 09/17/21(b)	2,515	2,582,510
Smithfield Foods Inc.
2.65%, 10/03/21 (Call 09/03/21)(b)	422	425,805
3.35%, 02/01/22 (Call 01/01/22)(b)	50	51,008
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	7,377	7,491,961
2.60%, 06/12/22(a)	2,431	2,495,854
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	7,092	7,146,876
3.90%, 09/28/23 (Call 08/28/23)	5,555	5,978,381
3.95%, 08/15/24 (Call 05/15/24)	6,640	7,248,393
4.50%, 06/15/22 (Call 03/15/22)(a)	7,615	8,053,988
		211,699,881
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24
(Call 05/01/24)	520	547,787
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	412	427,836
5.25%, 05/12/24	1,608	1,731,575
Georgia-Pacific LLC
3.16%, 11/15/21 (Call 09/15/21)(b)	460	472,965
8.00%, 01/15/24	308	382,798
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	2,844	3,070,300
7.50%, 08/15/21(a)	1,943	2,110,854
		8,744,115
Gas — 0.2%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23
(Call 03/01/23)(a)	2,150	2,272,107
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	182	192,768
3.60%, 12/15/24 (Call 09/15/24)(a)	513	551,636
Series A, 2.50%, 11/15/24 (Call 10/15/24)	3,859	3,979,951
National Fuel Gas Co., 3.75%, 03/01/23
(Call 12/01/22)(a)	473	495,897
Security	Par (000)	Value

Gas (continued)
NiSource Inc.
2.65%, 11/17/22 (Call 10/17/22)	$692	$708,490
3.65%, 06/15/23 (Call 05/15/23)(a)	4,394	4,642,502
3.85%, 02/15/23 (Call 11/15/22)	105	110,534
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	27	28,792
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(b)	6,975	7,613,649
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)(a)	1,425	1,526,684
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)(a)	1,246	1,280,940
3.50%, 09/15/21 (Call 06/15/21)(a)	41	41,993
Southern Star Central Corp., 5.13%, 07/15/22 (Call 03/30/20)(b)	378	383,016
		23,828,959
Hand & Machine Tools — 0.1%
Snap-On Inc., 6.13%, 09/01/21	50	53,705
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)	7,994	8,239,244
		8,292,949
Health Care - Products — 0.7%
Abbott Laboratories
2.55%, 03/15/22(a)	810	831,532
3.40%, 11/30/23 (Call 09/30/23)(a)	8,192	8,756,177
Boston Scientific Corp.
3.38%, 05/15/22	3,259	3,373,025
3.45%, 03/01/24 (Call 02/01/24)	12,278	13,084,399
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	100	104,547
3.20%, 06/15/22 (Call 03/15/22)(a)	1,482	1,535,309
DH Europe Finance II Sarl
2.05%, 11/15/22(a)	4,413	4,492,649
2.20%, 11/15/24 (Call 10/15/24)	5,961	6,132,059
Fresenius U.S. Finance II Inc., 4.50%, 01/15/23 (Call 10/17/22)(b)	150	159,672
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	96	99,599
3.15%, 03/15/22(a)	19,562	20,291,088
3.63%, 03/15/24 (Call 12/15/23)	5,535	5,976,970
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	6,779	6,834,608
3.38%, 05/15/24 (Call 02/15/24)(a)	2,914	3,102,651
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)(a)	10,223	10,673,659
4.15%, 02/01/24 (Call 11/01/23)(a)	7,533	8,216,355
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	1,019	1,049,270
3.38%, 11/30/21 (Call 08/30/21)	1,483	1,522,834
3.70%, 03/19/23 (Call 02/19/23)(a)	7,388	7,817,780
		104,054,183
Health Care - Services — 1.3%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)(a)	4,988	5,107,540
2.80%, 06/15/23 (Call 04/15/23)(a)	14,647	15,037,009
3.50%, 11/15/24 (Call 08/15/24)	2,175	2,328,864
4.13%, 06/01/21 (Call 03/01/21)	1	511
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	2,925	3,019,154
3.13%, 05/15/22(a)	10,746	11,097,182
3.30%, 01/15/23(a)	21,157	22,128,210

88	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.35%, 12/01/24 (Call 10/01/24)(a)	$3,642	$3,878,127
3.50%, 08/15/24 (Call 05/15/24)	4,628	4,945,497
3.70%, 08/15/21 (Call 05/15/21)(a)	1,660	1,701,070
CommonSpirit Health
2.95%, 11/01/22	5	5,146
4.20%, 08/01/23	100	107,743
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	50	55,497
HCA Inc.
4.75%, 05/01/23	12,548	13,582,271
5.00%, 03/15/24(a)	8,999	10,004,185
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	853	880,548
3.15%, 12/01/22 (Call 09/01/22)	7,056	7,329,970
3.85%, 10/01/24 (Call 07/01/24)(a)	1,315	1,424,647
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	141	144,133
3.20%, 02/01/22	3,044	3,129,677
3.25%, 09/01/24 (Call 07/01/24)	3,085	3,272,186
3.60%, 02/01/25 (Call 11/01/24)	4,309	4,646,880
3.75%, 08/23/22 (Call 05/23/22)(a)	6,771	7,071,928
4.00%, 11/01/23 (Call 08/01/23)	3,327	3,566,219
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)(a)	785	862,387
4.70%, 04/01/21	6,835	7,055,476
Roche Holdings Inc., 1.75%, 01/28/22 (Call 12/28/21)(b)	953	964,850
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23
(Call 03/01/23)	337	359,512
UnitedHealth Group Inc.
2.13%, 03/15/21	4,482	4,502,214
2.38%, 10/15/22(a)	4,950	5,075,548
2.38%, 08/15/24(a)	2,740	2,827,796
2.75%, 02/15/23 (Call 11/15/22)(a)	2,904	3,005,701
2.88%, 12/15/21(a)	958	983,017
2.88%, 03/15/22 (Call 12/15/21)(a)	3,756	3,854,850
2.88%, 03/15/23(a)	1,277	1,331,602
3.15%, 06/15/21	9,565	9,779,039
3.35%, 07/15/22(a)	4,691	4,897,879
3.38%, 11/15/21 (Call 08/15/21)(a)	2,329	2,394,739
3.50%, 06/15/23(a)	9,757	10,379,718
3.50%, 02/15/24(a)	2,654	2,838,535
Universal Health Services Inc., 4.75%, 08/01/22 (Call 03/30/20)(b)	925	926,863
		186,503,920
Holding Companies - Diversified — 0.4%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	2,530	2,587,538
3.50%, 02/10/23 (Call 01/10/23)(a)	7,449	7,695,961
3.63%, 01/19/22 (Call 12/19/21)	2,720	2,790,305
4.20%, 06/10/24 (Call 05/10/24)	4,485	4,763,691
CK Hutchison Capital Securities 17 Ltd., 4.00%,
(Call 05/12/22)(b)(c)(d)	9,800	9,934,750
CK Hutchison International 16 Ltd., 1.88%, 10/03/21(b)	200	200,875
CK Hutchison International 17 Ltd., 2.88%, 04/05/22(b)	450	462,234
CK Hutchison International 19 Ltd., 3.25%, 04/11/24
(Call 03/11/24)(a)(b)	1,000	1,056,632
FS KKR Capital Corp.
4.63%, 07/15/24 (Call 06/15/24)	1,835	1,947,950
4.75%, 05/15/22 (Call 04/15/22)	1,110	1,160,403
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	$5,000	$5,184,380
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(b)	5,000	5,271,875
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(b)	250	270,156
Main Street Capital Corp., 5.20%, 05/01/24(a)	485	535,217
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	2,500	2,503,306
Owl Rock Capital Corp., 3.75%, 07/22/25 (Call 06/22/25)	1,740	1,796,482
Prospect Capital Corp., 5.88%, 03/15/23	2,505	2,695,238
TPG Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)(a)	2,912	3,063,304
		53,920,297
Home Builders — 0.1%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)(a)	4,960	5,132,948
4.38%, 09/15/22 (Call 06/15/22)	299	317,213
4.75%, 02/15/23 (Call 11/15/22)	4,910	5,315,385
5.75%, 08/15/23 (Call 05/15/23)	143	161,676
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)(a)	6,892	7,288,965
		18,216,187
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.40%, 08/15/22 (Call 05/15/22)(a)	70	72,319
Panasonic Corp.
2.54%, 07/19/22 (Call 06/19/22)(a)(b)	3,100	3,163,240
2.68%, 07/19/24 (Call 06/19/24)(b)	5,535	5,749,463
Whirlpool Corp.
4.00%, 03/01/24(a)	6,050	6,554,168
4.70%, 06/01/22	150	160,048
4.85%, 06/15/21	2,342	2,444,471
		18,143,709
Household Products & Wares — 0.2%
Avery Dennison Corp., 3.35%, 04/15/23 (Call 01/15/23)(a)	2,100	2,185,953
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	175	178,546
2.88%, 10/01/22(a)	440	455,639
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(a)	2,080	2,156,672
3.50%, 12/15/24 (Call 09/15/24)(a)	1,570	1,713,093
Kimberly-Clark Corp.
2.40%, 03/01/22(a)	96	98,153
3.88%, 03/01/21	187	192,000
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (Call 05/24/22)(a)(b)	15,639	15,954,112
2.75%, 06/26/24 (Call 04/26/24)(a)(b)	11,660	12,222,326
		35,156,494
Insurance — 2.9%
Aflac Inc.
3.63%, 06/15/23(a)	2,379	2,535,435
3.63%, 11/15/24(a)	2,461	2,683,953
Alleghany Corp., 4.95%, 06/27/22	111	119,536
Allstate Corp. (The)
3.15%, 06/15/23	1,297	1,376,339
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)(c)	7,198	7,773,840
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	12,475	12,653,915
4.13%, 02/15/24(a)	5,715	6,220,169

S c h e d u l e o f I n v e s t m e n t s	89

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.88%, 06/01/22(a)	$12,398	$13,213,940
Aon Corp., 2.20%, 11/15/22(a)	813	832,050
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)(a)	276	279,894
3.50%, 06/14/24 (Call 03/14/24)(a)	1,827	1,956,294
4.00%, 11/27/23 (Call 08/27/23)(a)	4,545	4,903,740
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,430	1,579,640
Assurant Inc.
4.00%, 03/15/23	1,035	1,101,395
4.20%, 09/27/23 (Call 08/27/23)	5,240	5,639,504
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	861	979,167
Athene Global Funding
2.75%, 06/25/24(a)(b)	11,542	11,995,175
3.00%, 07/01/22(b)	2,665	2,755,356
4.00%, 01/25/22(b)	160	167,700
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	1,681	1,738,563
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	6,528	6,574,673
2.75%, 03/15/23 (Call 01/15/23)	15,745	16,364,741
3.00%, 02/11/23(a)	1,095	1,148,347
3.40%, 01/31/22(a)	1,212	1,256,589
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(a)	2,163	2,351,833
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	1,745	1,893,355
5.75%, 08/15/21	658	699,640
Dai-Ichi Life Insurance Co. Ltd. (The), 7.25%, (Call 07/25/21)(a)(b)(c)(d)	10,200	10,897,374
Fidelity National Financial Inc., 5.50%, 09/01/22	448	490,598
Guardian Life Global Funding
2.50%, 05/08/22(b)	217	222,098
2.90%, 05/06/24(a)(b)	5,170	5,478,040
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(b)(c)(d)	3,000	3,075,938
Jackson National Life Global Funding
2.10%, 10/25/21(a)(b)	250	252,838
2.25%, 04/29/21(b)	125	126,255
2.50%, 06/27/22(a)(b)	828	842,802
2.65%, 06/21/24(a)(b)	5,685	5,960,273
3.25%, 01/30/24(b)	175	186,433
3.30%, 06/11/21(b)	6,330	6,484,540
3.30%, 02/01/22(a)(b)	14,277	14,761,350
John Hancock Life Insurance Co., 7.38%, 02/15/24(b)	556	664,343
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	429	471,504
Liberty Mutual Group Inc., 4.25%, 06/15/23(b)	8,203	8,895,999
Lincoln National Corp.
4.00%, 09/01/23	1,060	1,145,405
4.20%, 03/15/22(a)	308	324,188
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)(a)	6,225	6,462,736
Markel Corp.
3.63%, 03/30/23(a)	701	748,535
4.90%, 07/01/22	300	324,047
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	4,081	4,177,523
3.30%, 03/14/23 (Call 01/14/23)(a)	337	353,294
3.50%, 06/03/24 (Call 03/03/24)(a)	3,297	3,525,042
3.88%, 03/15/24 (Call 02/15/24)	14,844	16,142,256
4.05%, 10/15/23 (Call 07/15/23)(a)	798	862,846
4.80%, 07/15/21 (Call 04/15/21)(a)	1,771	1,838,834
MassMutual Global Funding II
2.00%, 04/15/21(b)	675	681,353
Security	Par (000)	Value

Insurance (continued)
2.50%, 04/13/22(a)(b)	$5,900	$6,028,071
2.50%, 10/17/22(a)(b)	1,615	1,666,637
2.75%, 06/22/24(a)(b)	5,650	5,933,623
2.95%, 01/11/25(b)	200	211,687
MetLife Inc.
3.05%, 12/15/22(a)	3,395	3,538,516
3.60%, 04/10/24	5,660	6,174,664
Series D, 4.37%, 09/15/23(a)	8,540	9,438,737
Metropolitan Life Global Funding I
1.95%, 09/15/21(a)(b)	1,850	1,867,788
1.95%, 01/13/23(b)	455	461,452
2.40%, 06/17/22(a)(b)	2,747	2,817,709
2.65%, 04/08/22(a)(b)	1,855	1,907,060
3.00%, 01/10/23(b)	1,197	1,252,923
3.38%, 01/11/22(b)	1,080	1,119,101
3.45%, 10/09/21(b)	8,850	9,160,240
3.60%, 01/11/24(a)(b)	7,140	7,710,039
3.88%, 04/11/22(b)	1,758	1,851,477
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (Call 03/15/22)(b)(c)	1,243	1,357,978
New York Life Global Funding
1.70%, 09/14/21(b)	5,703	5,723,279
2.00%, 04/13/21(a)(b)	1,922	1,939,356
2.00%, 01/22/25(a)(b)	2,965	3,034,866
2.25%, 07/12/22(a)(b)	4,958	5,052,792
2.30%, 06/10/22(b)	760	776,069
2.88%, 04/10/24(a)(b)	6,608	6,969,816
2.90%, 01/17/24(b)	306	322,096
3.25%, 08/06/21(a)(b)	3,986	4,086,759
Nippon Life Insurance Co.
5.00%, 10/18/42 (Call 10/18/22)(a)(b)(c)	3,284	3,491,910
5.10%, 10/16/44 (Call 10/16/24)(b)(c)	13,000	14,170,000
Pricoa Global Funding I
2.40%, 09/23/24(a)(b)	150	154,476
3.45%, 09/01/23(a)(b)	9,275	9,851,346
Primerica Inc., 4.75%, 07/15/22(a)	1,126	1,214,519
Principal Financial Group Inc., 3.30%, 09/15/22(a)	731	765,514
Principal Life Global Funding II
2.25%, 11/21/24(a)(b)	5,238	5,416,263
2.38%, 11/21/21(b)	410	417,099
ProAssurance Corp., 5.30%, 11/15/23(a)	2,009	2,142,547
Progressive Corp. (The), 3.75%, 08/23/21(a)	1,955	2,029,943
Protective Life Global Funding
2.62%, 08/22/22(a)(b)	3,150	3,238,894
2.92%, 04/15/22(b)	155	159,408
3.10%, 04/15/24(a)(b)	9,004	9,523,801
3.40%, 06/28/21(b)	550	564,241
Prudential Financial Inc.
3.50%, 05/15/24(a)	7,524	8,111,495
4.50%, 11/16/21	2,429	2,550,109
5.20%, 03/15/44 (Call 03/15/24)(c)	1,626	1,735,560
5.63%, 06/15/43 (Call 06/15/23)(c)	2,406	2,531,714
5.88%, 09/15/42 (Call 09/15/22)(c)	14,903	15,825,198
Reinsurance Group of America Inc., 5.00%, 06/01/21	676	705,571
Reliance Standard Life Global Funding II
2.15%, 01/21/23(b)	225	229,198
2.50%, 10/30/24(a)(b)	300	310,059
3.85%, 09/19/23(b)	10,698	11,553,641
Sumitomo Life Insurance Co., 6.50%, 09/20/73
(Call 09/20/23)(b)(c)	3,055	3,436,875

90	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	$223	$229,665
4.63%, 08/15/23	1,316	1,441,223
Unum Group, 4.00%, 03/15/24	1,852	2,008,529
Voya Financial Inc., 3.13%, 07/15/24 (Call 05/15/24)	8,310	8,791,376
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)(a)	4,716	5,079,473
Willis Towers Watson PLC, 5.75%, 03/15/21	26	27,068
		414,300,677
Internet — 1.0%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)(a)	3,230	3,331,454
3.13%, 11/28/21 (Call 09/28/21)	2,170	2,222,145
3.60%, 11/28/24 (Call 08/28/24)	17,075	18,333,598
Alphabet Inc.
3.38%, 02/25/24	5,633	6,090,237
3.63%, 05/19/21	2,555	2,626,453
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)(a)	16,132	16,628,535
2.50%, 11/29/22 (Call 08/29/22)(a)	2,626	2,705,904
2.80%, 08/22/24 (Call 06/22/24)	17,051	17,977,785
3.30%, 12/05/21 (Call 10/05/21)	2,013	2,075,040
3.80%, 12/05/24 (Call 09/05/24)(a)	4,881	5,370,408
Baidu Inc.
2.88%, 07/06/22(a)	500	510,245
3.88%, 09/29/23 (Call 08/29/23)	10,765	11,484,909
4.38%, 05/14/24 (Call 04/14/24)	1,260	1,378,541
Booking Holdings Inc., 2.75%, 03/15/23
(Call 02/15/23)(a)	5,345	5,541,315
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	3,276	3,349,028
2.75%, 01/30/23 (Call 12/30/22)(a)	20,720	21,317,876
2.88%, 08/01/21 (Call 06/01/21)	3,442	3,496,273
3.45%, 08/01/24 (Call 05/01/24)	2,346	2,489,795
3.80%, 03/09/22 (Call 02/09/22)(a)	3,499	3,640,004
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	2,612	2,849,025
JD.com Inc., 3.13%, 04/29/21	1,153	1,166,332
Tencent Holdings Ltd.
2.99%, 01/19/23 (Call 12/19/22)(b)	9,010	9,309,437
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	200	210,941
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	240	251,475
		144,356,755
Iron & Steel — 0.4%
ArcelorMittal SA
3.60%, 07/16/24(a)	5,623	5,834,472
6.25%, 02/25/22(a)	6,507	6,986,241
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%,
04/29/24 (Call 01/29/24)(b)	5,000	5,475,000
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	3,652	3,931,048
4.13%, 09/15/22 (Call 06/15/22)(a)	7,466	7,904,793
POSCO
2.38%, 01/17/23(b)	200	201,989
2.50%, 01/17/25(b)	5,000	5,061,473
4.00%, 08/01/23(b)	5,000	5,325,283
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)(a)	1,510	1,625,673
Severstal OAO Via Steel Capital SA, 3.15%, 09/16/24(b)	5,000	5,000,000
Security	Par (000)	Value

Iron & Steel (continued)
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	$1,040	$1,077,672
5.25%, 04/15/23 (Call 03/30/20)	750	759,283
5.50%, 10/01/24 (Call 03/30/20)(a)	4,390	4,517,310
		53,700,237
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	2,380	2,560,043

Lodging — 0.4%
Choice Hotels International Inc., 5.75%, 07/01/22	203	219,368
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	4,940	5,195,289
5.38%, 08/15/21 (Call 05/15/21)	70	72,633
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	10,305	10,683,060
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	15,431	15,631,249
2.88%, 03/01/21 (Call 02/01/21)	800	809,697
3.13%, 02/15/23 (Call 11/15/22)(a)	764	794,300
3.25%, 09/15/22 (Call 06/15/22)(a)	1,485	1,539,559
3.60%, 04/15/24 (Call 03/15/24)	3,753	4,027,201
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	245	266,381
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	10,695	11,500,467
		50,739,204
Machinery — 1.3%
ABB Finance USA Inc.
2.88%, 05/08/22	8,068	8,330,487
3.38%, 04/03/23 (Call 03/03/23)(a)	800	846,947
Caterpillar Financial Services Corp.
1.70%, 08/09/21	6,062	6,077,882
1.90%, 09/06/22	2,464	2,492,424
1.95%, 11/18/22	87	88,229
2.15%, 11/08/24(a)	2,265	2,322,497
2.40%, 06/06/22	2,601	2,657,761
2.55%, 11/29/22(a)	630	649,832
2.75%, 08/20/21	452	459,690
2.85%, 06/01/22(a)	2,138	2,203,879
2.85%, 05/17/24	4,751	4,988,456
2.95%, 02/26/22(a)	11,417	11,786,378
3.15%, 09/07/21(a)	2,437	2,503,915
3.25%, 12/01/24(a)	3,799	4,090,962
3.30%, 06/09/24(a)	1,040	1,119,954
3.45%, 05/15/23(a)	6,485	6,910,556
3.65%, 12/07/23(a)	4,570	4,931,587
3.75%, 11/24/23(a)	365	396,573
Series I, 2.65%, 05/17/21(a)	9,012	9,135,666
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)(a)	820	839,967
3.40%, 05/15/24 (Call 02/15/24)	6,241	6,700,063
3.90%, 05/27/21	821	846,886
CNH Industrial Capital LLC
3.88%, 10/15/21	40	41,503
4.20%, 01/15/24(a)	1,900	2,071,959
4.38%, 04/05/22(a)	1,199	1,259,012
4.88%, 04/01/21(a)	4,578	4,732,768
CNH Industrial NV, 4.50%, 08/15/23	5,803	6,316,509
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)(a)	3,854	3,935,476
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)(a)	690	712,932
4.00%, 11/15/23 (Call 08/15/23)(a)	80	84,914

S c h e d u l e o f I n v e s t m e n t s	91

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
1.95%, 06/13/22(a)	$3,362	$3,417,608
2.05%, 01/09/25(a)	3,799	3,915,040
2.15%, 09/08/22(a)	2,872	2,934,583
2.30%, 06/07/21	1,865	1,892,595
2.60%, 03/07/24(a)	1,577	1,647,742
2.65%, 01/06/22(a)	704	722,672
2.65%, 06/24/24(a)	3,529	3,714,646
2.70%, 01/06/23(a)	1,047	1,087,466
2.75%, 03/15/22	180	185,955
2.80%, 03/04/21	1,435	1,455,444
2.80%, 03/06/23(a)	7,824	8,178,693
2.88%, 03/12/21(a)	6,277	6,359,549
2.95%, 04/01/22	15,554	16,093,820
3.13%, 09/10/21	1,309	1,345,259
3.15%, 10/15/21(a)	1,044	1,076,194
3.20%, 01/10/22(a)	1,715	1,778,623
3.35%, 06/12/24(a)	1,482	1,594,106
3.45%, 06/07/23	5,570	5,941,886
3.45%, 01/10/24(a)	1,523	1,640,457
3.65%, 10/12/23(a)	6,305	6,834,663
3.90%, 07/12/21	301	312,123
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)(a)	2,886	3,032,048
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)(b)	770	782,627
Wabtec Corp.
4.38%, 08/15/23 (Call 05/15/23)(a)	632	674,228
4.40%, 03/15/24 (Call 02/15/24)	8,105	8,783,115
		184,936,806
Manufacturing — 0.9%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	2,688	2,699,276
1.75%, 02/14/23 (Call 01/14/23)(a)	5,525	5,598,943
2.00%, 06/26/22(a)	340	345,444
2.00%, 02/14/25 (Call 01/14/25)(a)	4,070	4,152,823
2.25%, 03/15/23 (Call 02/15/23)	2,354	2,414,286
2.75%, 03/01/22 (Call 02/01/22)	6,296	6,475,758
3.00%, 09/14/21 (Call 08/14/21)	1,280	1,313,203
3.25%, 02/14/24 (Call 01/14/24)(a)	1,371	1,461,722
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	182	190,930
Eaton Corp., 2.75%, 11/02/22	11,923	12,353,166
General Electric Co.
2.70%, 10/09/22	18,472	18,874,367
3.10%, 01/09/23(a)	2,005	2,079,728
3.15%, 09/07/22	1,565	1,613,342
3.38%, 03/11/24(a)	2,857	3,021,454
3.45%, 05/15/24 (Call 02/13/24)	3,394	3,592,784
4.65%, 10/17/21	11,210	11,691,028
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	145	148,979
3.50%, 03/01/24 (Call 12/01/23)	3,497	3,788,879
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	1,810	1,978,350
Ingersoll-Rand Luxembourg Finance SA, 3.55%,
11/01/24 (Call 08/01/24)	5,730	6,189,565
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)(a)	3,091	3,225,936
3.30%, 11/21/24 (Call 08/21/24)(a)	2,268	2,430,641
3.50%, 09/15/22	450	471,624
Siemens Financieringsmaatschappij NV
1.70%, 09/15/21(b)	2,050	2,060,120
2.00%, 09/15/23(a)(b)	5,150	5,260,728
Security	Par (000)	Value

Manufacturing (continued)
2.70%, 03/16/22(a)(b)	$11,125	$11,423,447
2.90%, 05/27/22(b)	275	284,941
3.13%, 03/16/24(a)(b)	4,125	4,391,624
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	727	793,440
5.95%, 09/21/21 (Call 06/21/21)	1,505	1,588,623
		121,915,151
Media — 1.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	18,242	19,336,133
4.50%, 02/01/24 (Call 01/01/24)	12,933	14,119,431
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22(a)	1,427	1,732,733
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)(a)	3,211	3,232,216
2.75%, 03/01/23 (Call 02/01/23)(a)	17,114	17,852,708
2.85%, 01/15/23(a)	7,521	7,851,608
3.00%, 02/01/24 (Call 01/01/24)(a)	11,813	12,476,741
3.13%, 07/15/22(a)	1,720	1,792,610
3.38%, 02/15/25 (Call 11/15/24)(a)	3,579	3,869,281
3.60%, 03/01/24	9,267	10,004,944
3.70%, 04/15/24 (Call 03/15/24)(a)	9,044	9,823,372
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(b)	8,905	9,205,587
3.15%, 08/15/24 (Call 06/15/24)(b)	2,135	2,249,971
3.25%, 12/15/22(a)(b)	6,005	6,240,335
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	12,728	13,163,277
3.25%, 04/01/23(a)	135	140,586
3.30%, 05/15/22	379	392,313
3.50%, 06/15/22 (Call 04/15/22)	1,697	1,759,260
3.80%, 03/13/24 (Call 01/13/24)(a)	813	870,880
3.90%, 11/15/24 (Call 08/15/24)	3,590	3,900,436
4.38%, 06/15/21	10,247	10,597,011
Fox Corp.
3.67%, 01/25/22(b)	878	914,409
4.03%, 01/25/24 (Call 12/25/23)(b)	14,479	15,677,369
NBCUniversal Media LLC
2.88%, 01/15/23(a)	7,196	7,517,701
4.38%, 04/01/21(a)	15,977	16,465,695
Sky Ltd.
3.13%, 11/26/22(b)	506	527,683
3.75%, 09/16/24(a)(b)	5,165	5,657,008
Thomson Reuters Corp., 4.30%, 11/23/23
(Call 08/23/23)(a)	1,712	1,865,564
Time Warner Cable LLC, 4.00%, 09/01/21
(Call 06/01/21)(a)	11,103	11,412,285
Time Warner Entertainment Co. LP, 8.38%, 03/15/23(a)	7,701	9,169,324
TWDC Enterprises 18 Corp.
2.35%, 12/01/22(a)	2,521	2,600,621
2.45%, 03/04/22(a)	2,090	2,143,900
2.55%, 02/15/22	312	320,470
2.75%, 08/16/21	1,860	1,898,716
ViacomCBS Inc.
2.50%, 02/15/23 (Call 01/15/23)	2,375	2,434,509
2.90%, 06/01/23 (Call 05/01/23)(a)	1,121	1,160,044
3.38%, 03/01/22 (Call 12/01/21)	5,987	6,164,337
3.50%, 01/15/25 (Call 10/15/24)(a)	2,747	2,935,736
3.70%, 08/15/24 (Call 05/15/24)(a)	2,396	2,572,463

92	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.88%, 12/15/21	$1,123	$1,170,621
3.88%, 04/01/24 (Call 01/01/24)(a)	1,778	1,912,233
4.25%, 09/01/23 (Call 06/01/23)(a)	6,166	6,668,402
4.50%, 03/01/21(a)	6,079	6,251,561
Walt Disney Co. (The)
1.65%, 09/01/22(a)	2,425	2,450,124
1.75%, 08/30/24 (Call 07/30/24)	5,758	5,852,719
3.00%, 09/15/22	7,214	7,521,810
3.70%, 09/15/24 (Call 06/15/24)	643	704,858
4.00%, 10/01/23	1,418	1,544,313
		276,125,908
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 2.50%, 01/15/23
(Call 10/15/22)(a)	5,689	5,886,075
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	505	547,137
		6,433,212
Mining — 0.8%
Anglo American Capital PLC
3.63%, 09/11/24(b)	5,134	5,488,815
3.75%, 04/10/22(a)(b)	1,000	1,035,917
4.13%, 04/15/21(b)	500	513,099
4.13%, 09/27/22(b)	705	742,301
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	904	931,156
3.25%, 11/21/21	695	718,793
3.85%, 09/30/23	749	818,079
6.25%, 10/19/75 (Call 10/19/20)(b)(c)	11,655	11,888,100
Fresnillo PLC, 5.50%, 11/13/23(b)	5,000	5,477,500
Glencore Finance Canada Ltd.
4.25%, 10/25/22(a)(b)	2,105	2,210,917
4.95%, 11/15/21(a)(b)	5,583	5,844,467
Glencore Funding LLC
3.00%, 10/27/22 (Call 09/27/22)(a)(b)	2,625	2,678,614
4.13%, 05/30/23(a)(b)	9,967	10,523,825
4.13%, 03/12/24 (Call 02/12/24)(a)(b)	8,617	9,195,814
4.63%, 04/29/24(b)	8,186	8,828,928
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/21(b)	182	190,190
5.71%, 11/15/23(b)	9,635	10,655,708
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	2,224	2,299,060
5.95%, 03/15/24 (Call 12/15/23)(a)	2,533	2,815,607
MMC Norilsk Nickel OJSC Via MMC Finance DAC
3.38%, 10/28/24(b)	5,000	5,075,000
6.63%, 10/14/22(b)	9,970	10,917,150
Newcrest Finance Pty Ltd., 4.20%, 10/01/22(b)	125	132,611
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)(a)	4,922	5,040,859
3.63%, 06/09/21 (Call 04/09/21)	5,350	5,466,627
3.70%, 03/15/23 (Call 12/15/22)	6,049	6,426,524
Southern Copper Corp., 3.50%, 11/08/22	900	929,250
		116,844,911
Oil & Gas — 5.2%
Aker BP ASA
3.00%, 01/15/25 (Call 12/15/24)(b)	174	176,216
4.75%, 06/15/24 (Call 06/15/21)(a)(b)	1,560	1,623,423
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)(a)	1,147	1,170,074
BG Energy Capital PLC, 4.00%, 10/15/21(b)	916	952,931
Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	$1,609	$1,623,775
2.52%, 09/19/22 (Call 08/19/22)	6,770	6,932,223
2.75%, 05/10/23	7,640	7,935,134
3.22%, 11/28/23 (Call 09/28/23)(a)	3,560	3,743,403
3.22%, 04/14/24 (Call 02/14/24)(a)	4,679	4,970,161
3.25%, 05/06/22(a)	7,128	7,401,448
3.79%, 02/06/24 (Call 01/06/24)	8,457	9,129,407
4.74%, 03/11/21(a)	4,568	4,713,505
BP Capital Markets PLC
2.50%, 11/06/22	7,109	7,301,641
3.06%, 03/17/22(a)	3,660	3,776,638
3.54%, 11/04/24(a)	2,990	3,243,237
3.56%, 11/01/21	3,956	4,091,128
3.81%, 02/10/24(a)	2,360	2,549,616
3.99%, 09/26/23(a)	2,575	2,788,963
4.74%, 03/11/21	305	313,700
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	18,805	19,411,882
3.45%, 11/15/21 (Call 08/15/21)(a)	669	687,648
3.80%, 04/15/24 (Call 01/15/24)(a)	3,043	3,220,655
3.90%, 02/01/25 (Call 11/01/24)(a)	1,480	1,603,282
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)(a)	1,103	1,134,527
3.80%, 09/15/23 (Call 06/15/23)	1,485	1,572,417
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	13,717	14,055,029
2.41%, 03/03/22 (Call 01/03/22)(a)	1,658	1,692,417
2.50%, 03/03/22 (Call 02/03/22)(a)	2,694	2,750,146
2.57%, 05/16/23 (Call 03/16/23)(a)	5,331	5,518,177
2.90%, 03/03/24 (Call 01/03/24)(a)	2,961	3,106,765
3.19%, 06/24/23 (Call 03/24/23)	8,457	8,871,718
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)	5,353	5,679,641
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)(b)	12,465	13,014,239
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	22,404	23,223,146
CNOOC Finance 2015 USA LLC, 3.75%, 05/02/23	2,150	2,285,047
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	7,125	7,810,781
CNPC General Capital Ltd., 3.40%, 04/16/23(b)	7,265	7,623,709
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	3,958	4,036,653
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)(a)	6,146	6,253,381
4.50%, 04/15/23 (Call 01/15/23)(a)	9,354	9,798,153
5.00%, 09/15/22 (Call 03/30/20)	930	928,636
Diamondback Energy Inc., 2.88%, 12/01/24
(Call 11/01/24)(a)	4,415	4,504,711
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(b)	5,325	5,629,523
Ecopetrol SA
4.13%, 01/16/25	5,702	6,007,057
5.88%, 09/18/23	12,296	13,608,598
Energen Corp., 4.63%, 09/01/21 (Call 06/01/21)	150	154,727
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	9,040	9,693,635
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)(a)	9,257	9,528,872
Equinor ASA
2.45%, 01/17/23(a)	5,856	6,031,266
2.65%, 01/15/24(a)	9,996	10,444,271
2.75%, 11/10/21	2,494	2,556,552
3.15%, 01/23/22(a)	7,035	7,274,874
3.25%, 11/10/24	7,802	8,397,963
3.70%, 03/01/24	7,196	7,802,441

S c h e d u l e o f I n v e s t m e n t s	93

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Exxon Mobil Corp.
1.90%, 08/16/22	$1,500	$1,519,040
2.02%, 08/16/24 (Call 07/16/24)(a)	3,520	3,600,767
2.40%, 03/06/22 (Call 01/06/22)(a)	3,794	3,862,219
2.73%, 03/01/23 (Call 01/01/23)	8,309	8,608,818
3.18%, 03/15/24 (Call 12/15/23)	3,645	3,862,085
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/22(b)	10,000	10,525,000
6.51%, 03/07/22(b)	7,000	7,549,063
GS Caltex Corp., 3.88%, 06/27/23(b)	200	211,750
Harvest Operations Corp.
3.00%, 09/21/22(a)(b)	4,500	4,665,938
4.20%, 06/01/23 (Call 05/01/23)(a)(b)	6,160	6,648,466
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	770	799,729
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)(a)	760	785,136
4.00%, 04/15/24 (Call 01/15/24)(a)	2,722	2,908,399
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)(a)	9,805	9,971,656
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(a)	1,579	1,681,369
4.75%, 12/15/23 (Call 10/15/23)	8,580	9,366,609
5.13%, 03/01/21	8,549	8,840,642
Newfield Exploration Co.
5.63%, 07/01/24	1,383	1,505,309
5.75%, 01/30/22(a)	3,652	3,915,412
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)(a)	1,496	1,591,663
Occidental Petroleum Corp.
2.60%, 08/13/21	430	435,543
2.60%, 04/15/22 (Call 03/15/22)	3,668	3,734,834
2.70%, 08/15/22(a)	3,162	3,222,896
2.70%, 02/15/23 (Call 11/15/22)(a)	8,225	8,330,863
2.90%, 08/15/24 (Call 07/15/24)	21,339	21,700,495
3.13%, 02/15/22 (Call 11/15/21)	10,027	10,263,949
6.95%, 07/01/24(a)	1,558	1,834,502
Ovintiv Inc, 3.90%, 11/15/21 (Call 08/15/21)(a)	4,559	4,702,954
Pertamina Persero PT
4.30%, 05/20/23(b)	9,215	9,767,900
4.88%, 05/03/22(b)	8,950	9,446,725
Petroleos Mexicanos
3.50%, 01/30/23	11,157	11,171,993
4.25%, 01/15/25(a)	4,705	4,724,114
4.63%, 09/21/23(a)	7,591	7,832,508
4.88%, 01/24/22	4,440	4,579,999
4.88%, 01/18/24	6,969	7,254,729
Petronas Capital Ltd., 3.13%, 03/18/22(b)	8,770	9,016,656
Phillips 66, 4.30%, 04/01/22	18,447	19,413,985
Pioneer Natural Resources Co., 3.95%, 07/15/22
(Call 04/15/22)	7,691	8,047,500
Reliance Holding USA Inc., 5.40%, 02/14/22(b)	5,000	5,315,625
Reliance Industries Ltd., 4.13%, 01/28/25(b)	5,260	5,672,581
Saudi Arabian Oil Co.
2.75%, 04/16/22(b)	6,045	6,124,341
2.88%, 04/16/24(a)(b)	10,655	10,925,530
Shell International Finance BV
1.75%, 09/12/21	8,441	8,479,729
2.00%, 11/07/24 (Call 10/07/24)(a)	5,175	5,264,863
2.25%, 01/06/23(a)	6,621	6,784,409
2.38%, 08/21/22(a)	1,557	1,595,212
3.40%, 08/12/23(a)	2,400	2,558,284
3.50%, 11/13/23 (Call 10/13/23)	10,796	11,513,176
Security	Par (000)	Value

Oil & Gas (continued)
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(b)	$6,665	$6,917,020
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22(a)(b)	9,145	9,582,245
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(b)	5,000	5,435,419
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(b)	4,770	5,223,150
Sinopec Group Overseas Development 2016 Ltd. 2.00%, 09/29/21(b)	7,225	7,252,094
2.75%, 05/03/21(b)	5,300	5,361,281
Sinopec Group Overseas Development 2017 Ltd. 2.50%, 09/13/22(a)(b)	8,625	8,794,805
3.00%, 04/12/22(b)	6,480	6,652,125
Sinopec Group Overseas Development 2018 Ltd. 2.50%, 08/08/24 (Call 07/08/24)(a)(b)	5,000	5,143,750
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	10,450	10,763,500
3.75%, 09/12/23(b)	1,228	1,307,053
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	1,914	2,069,237
9.25%, 10/15/21	7,440	8,361,631
Total Capital Canada Ltd., 2.75%, 07/15/23	6,289	6,548,629
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	2,076	2,102,817
2.43%, 01/10/25 (Call 10/10/24)(a)	7,365	7,640,212
2.70%, 01/25/23(a)	2,308	2,386,725
2.75%, 06/19/21(a)	8,999	9,143,519
2.88%, 02/17/22	8,819	9,079,066
3.70%, 01/15/24(a)	1,353	1,460,054
3.75%, 04/10/24	6,913	7,521,492
Total Capital SA, 4.25%, 12/15/21(a)	281	296,193
Woodside Finance Ltd., 4.60%, 05/10/21
(Call 02/10/21)(b)	5,000	5,145,710
		746,671,854
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	12,947	13,262,174
COSL Finance BVI Ltd., 3.25%, 09/06/22(b)	2,715	2,785,420
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	4,009	4,102,082
3.50%, 08/01/23 (Call 05/01/23)	7,199	7,580,167
National Oilwell Varco Inc., 2.60%, 12/01/22
(Call 09/01/22)	3,765	3,832,631
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22
(Call 10/20/22)(a)(b)	12,945	13,325,175
Schlumberger Holdings Corp., 3.75%, 05/01/24 (Call 04/01/24)(a)(b)	7,059	7,544,500
Schlumberger Investment SA
2.40%, 08/01/22 (Call 05/01/22)(b)	97	98,874
3.30%, 09/14/21 (Call 06/14/21)(a)(b)	2,096	2,154,971
3.65%, 12/01/23 (Call 09/01/23)	6,580	7,021,628
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	115	118,981
		61,826,603
Packaging & Containers — 0.0%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(b)	570	591,663
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)(a)	800	867,626
4.50%, 11/01/23 (Call 08/01/23)(a)	595	652,637
WRKCo Inc., 3.00%, 09/15/24 (Call 07/15/24)	2,770	2,909,360
		5,021,286

94	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 5.6%
AbbVie Inc.
2.15%, 11/19/21(b)	$14,308	$14,458,367
2.30%, 05/14/21 (Call 04/14/21)	15,389	15,479,142
2.30%, 11/21/22(b)	12,840	13,045,773
2.60%, 11/21/24 (Call 10/21/24)(a)(b)	16,900	17,462,977
2.85%, 05/14/23 (Call 03/14/23)(a)	2,038	2,105,127
2.90%, 11/06/22	16,221	16,739,100
3.20%, 11/06/22 (Call 09/06/22)(a)	6,996	7,240,870
3.38%, 11/14/21(a)	8,154	8,404,109
3.75%, 11/14/23 (Call 10/14/23)	3,161	3,393,261
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	9,699	10,107,311
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	26,733	27,697,803
3.85%, 06/15/24 (Call 03/15/24)	4,976	5,394,618
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	325	335,290
Allergan Sales LLC, 5.00%, 12/15/21 (Call 09/16/21)(b)	50	52,674
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)(a)	7,658	8,142,106
3.50%, 11/15/21 (Call 08/15/21)	2,652	2,725,671
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)(a)	3,351	3,424,441
3.50%, 08/17/23 (Call 07/17/23)	9,352	9,993,640
Bayer U.S. Finance II LLC
2.75%, 07/15/21(a)(b)	548	556,704
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	1,555	1,633,438
3.50%, 06/25/21 (Call 05/25/21)(a)(b)	3,291	3,365,507
3.88%, 12/15/23 (Call 11/15/23)(a)(b)	27,570	29,661,583
Bayer U.S. Finance LLC
3.00%, 10/08/21(a)(b)	941	962,740
3.38%, 10/08/24(a)(b)	2,405	2,554,924
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)(a)	20,978	21,512,070
3.13%, 11/08/21(a)	2,699	2,761,685
3.36%, 06/06/24 (Call 04/06/24)	7,045	7,469,154
3.73%, 12/15/24 (Call 09/15/24)(a)	5,601	6,066,180
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	1,347	1,376,164
2.55%, 05/14/21(b)	2,960	3,001,453
2.60%, 05/16/22(a)(b)	5,930	6,084,701
2.75%, 02/15/23 (Call 01/15/23)(b)	1,035	1,074,376
2.90%, 07/26/24 (Call 06/26/24)(a)(b)	15,990	16,889,938
3.25%, 08/15/22(b)	9,157	9,573,804
3.25%, 02/20/23 (Call 01/20/23)(b)	6,110	6,428,506
3.25%, 11/01/23(a)	220	234,161
3.55%, 08/15/22(a)(b)	12,744	13,417,477
3.63%, 05/15/24 (Call 02/15/24)(a)(b)	6,432	6,941,113
4.00%, 08/15/23(b)	435	471,714
7.15%, 06/15/23(a)	5,550	6,522,297
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	9,807	10,037,249
3.08%, 06/15/24 (Call 04/15/24)	1,931	2,014,012
3.20%, 06/15/22	7,011	7,254,629
3.20%, 03/15/23	1,337	1,395,866
3.50%, 11/15/24 (Call 08/15/24)(a)	831	884,336
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(b)	3,946	4,103,108
3.05%, 11/30/22 (Call 10/31/22)(b)	2,850	2,944,960
3.40%, 09/17/21	15,287	15,697,433
3.50%, 06/15/24 (Call 03/17/24)(a)(b)	4,785	5,107,010
3.75%, 07/15/23 (Call 06/15/23)	17,975	19,164,196
Security	Par (000)	Value

Pharmaceuticals (continued)
3.90%, 02/15/22(b)	$11,676	$12,165,977
4.00%, 02/15/22 (Call 11/15/21)(a)(b)	2,228	2,313,858
4.75%, 11/15/21(b)	2,453	2,579,657
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	9,645	9,702,030
2.63%, 08/15/24 (Call 07/15/24)(a)	6,270	6,455,902
2.75%, 12/01/22 (Call 09/01/22)(a)	9,626	9,897,139
3.35%, 03/09/21	7,228	7,347,350
3.38%, 08/12/24 (Call 05/12/24)(a)	2,396	2,541,893
3.50%, 07/20/22 (Call 05/20/22)	4,429	4,599,796
3.70%, 03/09/23 (Call 02/09/23)	35,407	37,403,510
4.00%, 12/05/23 (Call 09/05/23)	4,360	4,682,078
4.75%, 12/01/22 (Call 09/01/22)(a)	7,045	7,557,331
Eli Lilly & Co., 2.35%, 05/15/22(a)	2,994	3,061,830
EMD Finance LLC, 2.95%, 03/19/22 (Call 01/19/22)(a)(b)	380	389,487
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	1,771	1,843,372
3.38%, 05/15/23	8,909	9,423,062
GlaxoSmithKline Capital PLC
2.85%, 05/08/22(a)	17,072	17,669,825
2.88%, 06/01/22 (Call 05/01/22)	10,608	10,938,488
3.00%, 06/01/24 (Call 05/01/24)	2,725	2,890,496
3.13%, 05/14/21	4,422	4,525,363
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	1,402	1,435,403
2.25%, 03/03/22 (Call 02/03/22)	8,601	8,757,617
2.45%, 12/05/21	1,740	1,772,089
2.63%, 01/15/25 (Call 11/15/24)(a)	345	364,991
3.38%, 12/05/23(a)	2,171	2,342,097
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	8,375	8,587,952
2.85%, 03/15/23 (Call 12/15/22)	7,505	7,745,754
3.80%, 03/15/24 (Call 12/15/23)(a)	1,275	1,371,224
Merck & Co. Inc.
2.35%, 02/10/22	2,414	2,452,799
2.40%, 09/15/22 (Call 06/15/22)(a)	2,030	2,071,844
2.75%, 02/10/25 (Call 11/10/24)(a)	10,593	11,160,041
2.80%, 05/18/23	11,377	11,873,849
2.90%, 03/07/24 (Call 02/07/24)(a)	6,883	7,260,663
Mylan Inc.
3.13%, 01/15/23(a)(b)	2,711	2,811,732
4.20%, 11/29/23 (Call 08/29/23)(a)	1,057	1,138,738
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	15,143	15,386,041
3.75%, 12/15/20 (Call 11/15/20)	471	478,550
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	12,295	12,602,872
2.40%, 09/21/22(a)	2,956	3,042,403
3.40%, 05/06/24	5,379	5,823,235
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	33	33,588
3.50%, 12/15/21 (Call 10/15/21)	210	215,088
3.90%, 12/15/24 (Call 09/15/24)(a)	4,081	4,366,727
Pfizer Inc.
2.20%, 12/15/21	3,401	3,455,779
2.80%, 03/11/22	9,466	9,800,042
2.95%, 03/15/24 (Call 02/15/24)(a)	5,740	6,069,944
3.00%, 09/15/21(a)	3,253	3,333,880
3.00%, 06/15/23(a)	6,888	7,220,273
3.20%, 09/15/23 (Call 08/15/23)	8,359	8,882,567

S c h e d u l e o f I n v e s t m e n t s	95

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 05/15/24(a)	$1,378	$1,490,060
5.80%, 08/12/23	765	872,728
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	11,258	12,002,117
4.00%, 03/29/21	7,342	7,537,427
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)(a)	31,240	31,655,808
2.88%, 09/23/23 (Call 07/23/23)	9,558	9,922,206
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)	5,240	5,463,186
4.40%, 11/26/23 (Call 10/26/23)	10,080	11,071,190
Wyeth LLC
6.45%, 02/01/24(a)	3,322	3,940,830
7.25%, 03/01/23	505	587,380
Zeneca Wilmington Inc., 7.00%, 11/15/23	270	323,138
Zoetis Inc.
3.25%, 08/20/21	1,673	1,718,204
3.25%, 02/01/23 (Call 11/01/22)(a)	13,888	14,556,148
		794,351,416
Pipelines — 2.8%
APT Pipelines Ltd., 3.88%, 10/11/22(b)	215	224,822
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)(a)	350	362,222
4.95%, 12/15/24 (Call 09/15/24)	7,126	7,798,868
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24
(Call 01/01/24)	10,227	11,715,560
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	1,955	2,178,628
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)(a)	1,466	1,494,946
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)(a)	112	115,641
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)(a)	2,901	2,968,777
2.90%, 07/15/22 (Call 06/15/22)(a)	6,250	6,418,374
3.50%, 06/10/24 (Call 03/10/24)	1,143	1,211,050
4.00%, 10/01/23 (Call 07/01/23)	2,194	2,345,892
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	515	525,716
3.60%, 02/01/23 (Call 11/01/22)	9,532	9,879,941
4.25%, 03/15/23 (Call 12/15/22)	1,577	1,671,120
4.50%, 04/15/24 (Call 03/15/24)	10,535	11,394,457
4.65%, 06/01/21 (Call 03/01/21)	5,888	6,073,960
4.90%, 02/01/24 (Call 11/01/23)	1,585	1,724,627
5.20%, 02/01/22 (Call 11/01/21)(a)	12,731	13,421,307
5.88%, 01/15/24 (Call 10/15/23)	1,777	1,985,666
7.60%, 02/01/24 (Call 11/01/23)(a)	341	400,961
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(a)	10,900	11,684,102
Energy Transfer Partners LP/Regency Energy
Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,050	1,129,754
5.00%, 10/01/22 (Call 07/01/22)(a)	2,613	2,793,620
5.88%, 03/01/22 (Call 12/01/21)(a)	6,839	7,304,648
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	3,991	4,044,720
3.35%, 03/15/23 (Call 12/15/22)	20,689	21,600,078
3.50%, 02/01/22	7,260	7,566,178
3.75%, 02/15/25 (Call 11/15/24)(a)	4,287	4,668,818
3.90%, 02/15/24 (Call 11/15/23)(a)	2,085	2,244,152
4.05%, 02/15/22	4,220	4,440,231
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)(c)	2,925	2,866,500
	Par
Security	(000)	Value

Pipelines (continued)
Gulf South Pipeline Co. LP, 4.00%, 06/15/22
(Call 03/15/22)	$4,604	$4,791,334
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)(a)	2,145	2,237,981
3.50%, 03/01/21 (Call 01/01/21)	4,761	4,817,291
3.50%, 09/01/23 (Call 06/01/23)	3,181	3,323,705
3.95%, 09/01/22 (Call 06/01/22)(a)	11,808	12,367,717
4.15%, 03/01/22	1,024	1,077,196
4.15%, 02/01/24 (Call 11/01/23)(a)	2,307	2,484,364
4.25%, 09/01/24 (Call 06/01/24)(a)	5,143	5,585,799
4.30%, 05/01/24 (Call 02/01/24)	2,733	2,961,995
5.00%, 10/01/21 (Call 07/01/21)(a)	1,801	1,876,935
5.80%, 03/01/21	571	593,256
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)(a)	14,673	15,211,316
5.63%, 11/15/23 (Call 08/15/23)(a)(b)	1,521	1,699,928
Midwest Connector Capital Co. LLC
3.63%, 04/01/22 (Call 03/01/22)(b)	4,500	4,640,652
3.90%, 04/01/24 (Call 03/01/24)(b)	3,497	3,707,542
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)(a)	10,169	10,642,451
3.50%, 12/01/22 (Call 11/01/22)(b)	3,185	3,314,870
4.00%, 02/15/25 (Call 11/15/24)	2,350	2,510,752
4.50%, 07/15/23 (Call 04/15/23)	2,733	2,947,642
4.88%, 12/01/24 (Call 09/01/24)	6,210	6,889,309
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)(a)	2,515	2,591,705
4.25%, 02/01/22 (Call 11/01/21)(a)	4,181	4,352,069
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)(a)	8,622	8,930,993
5.00%, 09/15/23 (Call 06/15/23)	238	261,545
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)(a)	2,918	2,968,997
3.61%, 02/15/25 (Call 11/15/24)	1,015	1,082,176
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)(a)	2,715	2,757,707
3.60%, 11/01/24 (Call 08/01/24)(a)	3,120	3,227,693
3.65%, 06/01/22 (Call 03/01/22)	1,663	1,709,870
3.85%, 10/15/23 (Call 07/15/23)	815	855,887
Rockies Express Pipeline LLC, 3.60%, 05/15/25
(Call 04/15/25)(b)	585	583,392
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (Call 01/15/23)(a)	13,412	14,730,324
5.75%, 05/15/24 (Call 02/15/24)	5,910	6,647,803
6.25%, 03/15/22 (Call 12/15/21)	11,442	12,311,735
Spectra Energy Partners LP
4.60%, 06/15/21 (Call 03/15/21)	14	14,411
4.75%, 03/15/24 (Call 12/15/23)(a)	6,568	7,276,446
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (Call 01/01/24)	865	925,922
4.40%, 04/01/21 (Call 03/01/21)(a)	465	475,957
4.65%, 02/15/22	1,307	1,374,150
TC PipeLines LP, 4.65%, 06/15/21 (Call 03/15/21)	25	25,675
Texas Eastern Transmission LP, 2.80%, 10/15/22
(Call 07/15/22)(b)	5,100	5,212,126
TransCanada PipeLines Ltd.
2.50%, 08/01/22	11,685	11,942,287
3.75%, 10/16/23 (Call 07/16/23)(a)	1,146	1,221,497

96	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Western Midstream Operating LP
4.00%, 07/01/22 (Call 04/01/22)	$7,271	$7,447,944
5.38%, 06/01/21 (Call 03/01/21)	1,797	1,853,596
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22) (a)	2,121	2,202,027
3.60%, 03/15/22 (Call 01/15/22)	18,802	19,389,501
3.70%, 01/15/23 (Call 10/15/22) (a)	5,530	5,772,380
3.90%, 01/15/25 (Call 10/15/24)	2,559	2,744,672
4.00%, 11/15/21 (Call 08/15/21)	1,359	1,407,399
4.30%, 03/04/24 (Call 12/04/23)	9,818	10,609,185
4.50%, 11/15/23 (Call 08/15/23) (a)	425	460,221
4.55%, 06/24/24 (Call 03/24/24) (a)	7,089	7,738,993
7.88%, 09/01/21(a)	3,295	3,606,851
		402,650,507
Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23) (a)	6,017	6,413,223
4.00%, 01/15/24 (Call 12/15/23)	8,385	9,150,859
American Campus Communities Operating
Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	315	335,268
4.13%, 07/01/24 (Call 04/01/24)	2,176	2,384,248
American Tower Corp.
2.25%, 01/15/22(a)	653	661,438
2.40%, 03/15/25 (Call 02/15/25)	920	943,042
2.95%, 01/15/25 (Call 12/15/24) (a)	2,762	2,893,169
3.00%, 06/15/23(a)	7,322	7,625,045
3.38%, 05/15/24 (Call 04/15/24) (a)	6,705	7,115,586
3.45%, 09/15/21	2,253	2,319,237
3.50%, 01/31/23(a)	15,853	16,711,999
4.70%, 03/15/22(a)	1,338	1,420,921
5.00%, 02/15/24(a)	4,856	5,448,419
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	1,295	1,414,032
4.20%, 12/15/23 (Call 09/16/23)	5,440	5,985,732
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23) (a)	900	948,116
3.80%, 02/01/24 (Call 11/01/23) (a)	1,835	1,980,462
3.85%, 02/01/23 (Call 11/01/22)	16,760	17,806,764
4.13%, 05/15/21 (Call 02/15/21)	3,190	3,272,089
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	243	265,293
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23) (a)	5,305	5,579,557
3.65%, 06/15/24 (Call 04/15/24)	990	1,064,269
3.88%, 08/15/22 (Call 06/15/22)	360	378,670
Camden Property Trust, 4.88%, 06/15/23 (Call 03/15/23)	4,950	5,424,544
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23(a)	12,560	13,337,019
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	10	10,485
3.70%, 06/15/21 (Call 04/15/21)	86	87,869
5.25%, 02/15/24 (Call 11/15/23) (a)	351	385,999
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	3,130	3,153,577
3.15%, 07/15/23 (Call 06/15/23)	5,824	6,072,253
3.20%, 09/01/24 (Call 07/01/24)	1,290	1,364,523
4.88%, 04/15/22	7,809	8,289,556
5.25%, 01/15/23	8,910	9,777,162
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)(a)	485	527,649
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)(a)	$2,060	$2,087,171
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)(a)	480	494,252
3.63%, 10/01/22 (Call 07/03/22)	6,449	6,742,093
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)(a)	5,607	5,941,345
3.75%, 12/01/24 (Call 09/01/24)(a)	234	254,829
3.88%, 10/15/22 (Call 07/15/22)	50	52,755
4.38%, 06/15/22 (Call 03/13/20)	340	361,276
EPR Properties, 5.25%, 07/15/23 (Call 04/15/23)	107	116,842
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)(a)	1,630	1,664,621
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)(a)	9,698	10,126,069
4.63%, 12/15/21 (Call 09/15/21)(a)	2,924	3,068,627
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)(a)	1,722	1,808,714
3.38%, 01/15/23 (Call 10/15/22)	11	11,463
3.63%, 08/15/22 (Call 05/15/22)	160	167,341
3.88%, 05/01/24 (Call 02/01/24)	2,305	2,510,052
5.20%, 03/15/21 (Call 12/15/20)(a)	185	190,136
Federal Realty Investment Trust, 3.00%, 08/01/22 (Call 05/01/22)	243	251,215
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)(a)	520	538,834
4.38%, 04/15/21 (Call 03/08/20)(a)	1,471	1,503,333
5.38%, 11/01/23 (Call 08/01/23)	2,906	3,170,301
Healthpeak Properties Inc.
3.15%, 08/01/22 (Call 05/01/22)	1,020	1,054,858
3.40%, 02/01/25 (Call 11/01/24)(a)	7,930	8,519,015
3.88%, 08/15/24 (Call 05/17/24)	8,413	9,157,360
4.20%, 03/01/24 (Call 12/01/23)	2,346	2,558,997
4.25%, 11/15/23 (Call 08/15/23)	577	628,025
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)(a)	1,020	1,100,503
Series D, 3.75%, 10/15/23 (Call 07/15/23)	1,655	1,759,432
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	2,057	2,205,830
3.80%, 01/15/23 (Call 10/15/22)	50	52,817
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	55	56,700
3.13%, 06/01/23 (Call 03/01/23)	625	651,247
3.20%, 05/01/21 (Call 03/01/21)	1,290	1,312,694
3.30%, 02/01/25 (Call 12/01/24)	1,581	1,694,801
3.40%, 11/01/22 (Call 09/01/22)	443	463,473
Liberty Property LP
3.38%, 06/15/23 (Call 03/05/20)(a)	735	782,589
4.13%, 06/15/22 (Call 03/05/20)	3,365	3,556,389
4.40%, 02/15/24 (Call 03/05/20)(a)	1,195	1,330,301
Mid-America Apartments LP, 4.30%, 10/15/23
(Call 07/15/23)	302	329,155
National Retail Properties Inc.
3.80%, 10/15/22 (Call 03/20/20)	7,230	7,661,077
3.90%, 06/15/24 (Call 03/15/24)	1,384	1,503,875
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	3,381	3,506,857
4.15%, 02/01/22 (Call 12/01/21)	2,870	2,961,658
4.25%, 05/15/24 (Call 02/15/24)(a)	2,430	2,565,161
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,065	1,150,013

S c h e d u l e o f I n v e s t m e n t s	97

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 01/15/25 (Call 10/15/24)	$614	$669,376
4.95%, 04/01/24 (Call 01/01/24)(a)	180	199,948
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	136	141,959
Post Apartment Homes LP, 3.38%, 12/01/22 (Call 09/01/22)	74	77,298
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	2,138	2,327,091
Public Storage, 2.37%, 09/15/22 (Call 08/15/22)(a)	4,147	4,256,157
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	4,617	4,749,056
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	10,874	11,374,775
3.88%, 07/15/24 (Call 04/15/24)(a)	1,589	1,738,566
4.65%, 08/01/23 (Call 05/01/23)	2,681	2,954,320
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	265	279,521
Sabra Health Care LP/Sabra Capital Corp., 4.80%, 06/01/24 (Call 05/01/24)	3,415	3,693,015
Scentre Group Trust 1/Scentre Group Trust 2
2.38%, 04/28/21 (Call 03/29/21)(a)(b)	300	302,881
3.50%, 02/12/25 (Call 11/14/24)(b)	5,000	5,341,946
Service Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	1,001	1,057,888
4.65%, 03/15/24 (Call 09/15/23)(a)	1,842	1,950,201
5.00%, 08/15/22 (Call 02/15/22)(a)	1,969	2,088,859
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	7,604	7,720,765
2.35%, 01/30/22 (Call 10/30/21)	2,914	2,953,843
2.50%, 07/15/21 (Call 04/15/21)(a)	576	583,020
2.63%, 06/15/22 (Call 03/15/22)(a)	2,265	2,319,785
2.75%, 02/01/23 (Call 11/01/22)(a)	1,049	1,080,717
2.75%, 06/01/23 (Call 03/01/23)(a)	10,925	11,309,227
3.38%, 10/01/24 (Call 07/01/24)	4,196	4,504,615
3.75%, 02/01/24 (Call 11/01/23)(a)	8,271	8,900,352
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)(a)	2,606	2,767,406
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)(a)	3,650	3,793,497
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)(a)	496	529,698
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	145	153,106
3.88%, 12/01/23 (Call 09/01/23)(a)	307	323,961
UDR Inc., 3.75%, 07/01/24 (Call 04/01/24)	35	37,951
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)(a)	2,245	2,327,425
3.10%, 01/15/23 (Call 12/15/22)	80	83,737
3.13%, 06/15/23 (Call 03/15/23)	7,158	7,496,568
3.50%, 04/15/24 (Call 03/15/24)	7,892	8,440,588
3.75%, 05/01/24 (Call 02/01/24)(a)	963	1,035,794
Ventas Realty LP/Ventas Capital Corp., 3.25%, 08/15/22 (Call 05/15/22)	2,037	2,118,644
VEREIT Operating Partnership LP, 4.60%, 02/06/24
(Call 11/06/23)	2,844	3,129,186
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	982	1,059,109
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)(a)	90	94,103
WEA Finance LLC, 3.15%, 04/05/22 (Call 03/05/22)(a)(b)	250	258,885
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.75%, 09/17/24 (Call 06/17/24)(b)	3,655	3,956,120
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)(a)	85	88,179
3.50%, 04/15/23 (Call 01/15/23)	365	380,325
4.45%, 01/15/24 (Call 10/15/23)	125	135,306
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)(a)	$8,053	$8,671,106
3.75%, 03/15/23 (Call 12/15/22)	598	633,524
3.95%, 09/01/23 (Call 08/01/23)(a)	11,629	12,496,913
4.50%, 01/15/24 (Call 10/15/23)	43	47,207
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)(a)	707	737,131
4.63%, 09/15/23(a)	405	445,115
4.70%, 03/15/21 (Call 12/15/20)	576	589,987
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	1,007	1,101,209
		393,679,131
Retail — 1.5%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	77	80,987
4.50%, 12/01/23 (Call 09/01/23)(a)	8,295	9,116,756
Alimentation Couche-Tard Inc., 2.70%, 07/26/22
(Call 06/26/22)(b)	1,254	1,284,241
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	435	460,614
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)(a)	150	151,888
3.13%, 07/15/23 (Call 04/15/23)	180	188,917
3.13%, 04/18/24 (Call 03/18/24)(a)	8,055	8,507,606
3.70%, 04/15/22 (Call 01/15/22)	3,252	3,388,985
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	1,766	1,819,748
Costco Wholesale Corp.
2.25%, 02/15/22	350	357,279
2.30%, 05/18/22 (Call 04/18/22)(a)	2,425	2,484,380
2.75%, 05/18/24 (Call 03/18/24)(a)	3,187	3,369,415
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	3,072	3,224,977
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	10,609	11,256,521
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)(a)	3,996	4,107,604
2.70%, 04/01/23 (Call 01/01/23)(a)	2,787	2,898,822
3.25%, 03/01/22(a)	4,293	4,455,664
3.75%, 02/15/24 (Call 11/15/23)(a)	4,460	4,870,690
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)(a)	3,379	3,477,743
3.13%, 09/15/24 (Call 06/15/24)(a)	2,501	2,666,812
3.75%, 04/15/21 (Call 01/15/21)(a)	1,573	1,602,996
3.80%, 11/15/21 (Call 08/15/21)	1,901	1,970,263
3.88%, 09/15/23 (Call 06/15/23)(a)	2,950	3,186,069
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	2,202	2,203,652
3.63%, 06/01/24 (Call 03/01/24)	686	696,235
3.88%, 01/15/22 (Call 10/15/21)	77	78,758
McDonald’s Corp.
2.63%, 01/15/22(a)	4,028	4,116,798
3.25%, 06/10/24(a)	1,693	1,815,634
3.35%, 04/01/23 (Call 03/01/23)	12,145	12,829,267
3.63%, 05/20/21	511	523,747
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	668	685,929
O’Reilly Automotive Inc.
3.80%, 09/01/22 (Call 06/01/22)	35	36,765
3.85%, 06/15/23 (Call 03/15/23)(a)	100	106,985
4.63%, 09/15/21 (Call 06/15/21)	237	246,440
Ross Stores Inc., 3.38%, 09/15/24 (Call 06/15/24)(a)	250	268,793
SACI Falabella, 4.38%, 01/27/25 (Call 10/27/24)(b)	930	991,613
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)(a)	4,291	4,406,083
3.10%, 03/01/23 (Call 02/01/23)(a)	14,698	15,408,549

98	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.85%, 10/01/23 (Call 07/01/23)	$2,064	$2,221,758
Target Corp., 2.90%, 01/15/22(a)	6,509	6,707,434
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)	1,206	1,243,239
2.75%, 06/15/21 (Call 04/15/21)	1,023	1,041,195
Walgreen Co., 3.10%, 09/15/22(a)	11,816	12,172,636
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21) (a)	1,915	1,964,897
3.80%, 11/18/24 (Call 08/18/24) (a)	7,455	7,955,494
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	9,857	10,148,091
2.55%, 04/11/23 (Call 01/11/23) (a)	5,996	6,210,145
2.65%, 12/15/24 (Call 10/15/24)	4,681	4,943,258
2.85%, 07/08/24 (Call 06/08/24) (a)	5,905	6,270,690
3.30%, 04/22/24 (Call 01/22/24)	4,934	5,308,882
3.40%, 06/26/23 (Call 05/26/23) (a)	20,317	21,704,114
4.25%, 04/15/21(a)	75	77,399
		207,313,457
Savings & Loans — 0.1%
Nationwide Building Society
2.00%, 01/27/23(b)	800	809,773
3.62%, 04/26/23 (Call 04/26/22) (a)(b)(c)	5,125	5,327,943
3.77%, 03/08/24 (Call 03/08/23) (b)(c)	9,977	10,446,271
4.36%, 08/01/24 (Call 08/01/23) (a)(b)(c)	2,140	2,298,280
People’s United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	2,044	2,136,112
		21,018,379
Semiconductors — 1.7%
Altera Corp., 4.10%, 11/15/23	430	468,850
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	3,818	3,880,240
2.88%, 06/01/23 (Call 03/01/23)	630	655,233
3.13%, 12/05/23 (Call 10/05/23) (a)	4,386	4,632,614
Applied Materials Inc., 4.30%, 06/15/21(a)	3,475	3,609,618
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	17,385	17,694,643
3.00%, 01/15/22 (Call 12/15/21)	6,754	6,884,713
3.13%, 01/15/25 (Call 11/15/24)	5,388	5,568,958
3.63%, 01/15/24 (Call 11/15/23) (a)	14,033	14,729,789
Broadcom Inc.
3.13%, 04/15/21(a)(b)	1,086	1,102,895
3.13%, 10/15/22(b)	19,441	20,095,648
3.63%, 10/15/24 (Call 09/15/24) (b)	6,240	6,564,221
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22) (a)	3,277	3,338,578
2.70%, 12/15/22	11,542	11,965,526
2.88%, 05/11/24 (Call 03/11/24) (a)	6,466	6,796,982
3.10%, 07/29/22	2,241	2,339,571
3.30%, 10/01/21	19,272	19,880,676
KLA Corp.
4.13%, 11/01/21 (Call 03/02/20)	1,315	1,367,176
4.65%, 11/01/24 (Call 08/01/24)	12,105	13,664,859
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	2,833	2,879,177
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	2,910	3,114,621
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	4,599	4,840,011
Microchip Technology Inc.3.92%, 06/01/21(a)	2,060	2,113,604
Security	Par (000)	Value

Semiconductors (continued)
4.33%, 06/01/23 (Call 05/01/23)(a)	$7,724	$8,338,926
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	5,387	5,898,187
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	6,729	6,809,977
NXP BV/NXP Funding LLC
3.88%, 09/01/22(b)	9,387	9,848,432
4.13%, 06/01/21(b)	1,620	1,665,331
4.63%, 06/15/22(b)	1,275	1,356,915
4.63%, 06/01/23(b)	6,345	6,863,944
4.88%, 03/01/24 (Call 02/01/24)(a)(b)	6,603	7,278,075
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	12,068	12,442,015
2.90%, 05/20/24 (Call 03/20/24)(a)	7,023	7,391,869
3.00%, 05/20/22(a)	12,682	13,138,496
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)(a)	706	710,533
2.25%, 05/01/23 (Call 02/01/23)(a)	1,035	1,060,690
2.63%, 05/15/24 (Call 03/15/24)(a)	610	634,640
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)(a)	2,327	2,440,532
3.00%, 03/15/21(a)	580	589,252
		244,656,017
Software — 1.7%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)(a)	5,458	5,514,398
2.60%, 06/15/22 (Call 05/15/22)	4,991	5,114,104
Adobe Inc.
1.70%, 02/01/23	1,190	1,206,172
1.90%, 02/01/25 (Call 01/01/25)	1,170	1,201,798
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)(a)	1,100	1,154,695
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	6,006	6,197,193
4.50%, 08/15/23 (Call 05/15/23)	35	36,955
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	186	207,644
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	9,026	9,214,677
Fidelity National Information Services Inc., 3.50%,
04/15/23 (Call 01/15/23)(a)	6,631	7,020,297
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)(a)	11,542	12,036,612
3.50%, 10/01/22 (Call 07/01/22)(a)	1,318	1,377,711
3.80%, 10/01/23 (Call 09/01/23)	7,472	8,006,759
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	3,326	3,405,837
2.13%, 11/15/22(a)	505	517,278
2.38%, 02/12/22 (Call 01/12/22)(a)	3,849	3,936,391
2.38%, 05/01/23 (Call 02/01/23)(a)	7,348	7,589,872
2.40%, 02/06/22 (Call 01/06/22)(a)	13,149	13,443,655
2.65%, 11/03/22 (Call 09/03/22)	2,305	2,387,106
2.88%, 02/06/24 (Call 12/06/23)	19,160	20,219,607
3.63%, 12/15/23 (Call 09/15/23)	12,810	13,862,811
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	1,410	1,421,133
2.40%, 09/15/23 (Call 07/15/23)(a)	15,892	16,400,837
2.50%, 05/15/22 (Call 03/15/22)(a)	30,239	30,901,402
2.50%, 10/15/22	18,809	19,334,387
2.63%, 02/15/23 (Call 01/15/23)(a)	14,787	15,305,920
2.80%, 07/08/21	3,013	3,077,385
2.95%, 11/15/24 (Call 09/15/24)	9,365	9,942,416
3.40%, 07/08/24 (Call 04/08/24)	240	257,482
3.63%, 07/15/23(a)	5,808	6,234,432

S c h e d u l e o f I n v e s t m e n t s	99

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	$9,052	$9,540,830
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22) (a)	9,045	9,309,710
		245,377,506
Telecommunications — 2.1%
America Movil SAB de CV, 3.13%, 07/16/22	405	419,934
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	1,402	1,441,999
3.00%, 02/15/22	1,589	1,632,315
3.00%, 06/30/22 (Call 04/30/22)	16,655	17,186,945
3.20%, 03/01/22 (Call 02/01/22)	4,284	4,418,883
3.40%, 06/15/22(a)	629	654,938
3.55%, 06/01/24 (Call 03/01/24)(a)	2,515	2,683,136
3.60%, 02/17/23 (Call 12/17/22)(a)	27,363	28,883,537
3.80%, 03/15/22	3,849	4,017,360
3.80%, 03/01/24 (Call 01/01/24)(a)	8,516	9,189,756
3.88%, 08/15/21(a)	8,297	8,574,035
3.90%, 03/11/24 (Call 12/11/23)(a)	4,860	5,274,973
3.95%, 01/15/25 (Call 10/15/24)(a)	4,564	4,988,446
4.00%, 01/15/22(a)	10,703	11,197,780
4.05%, 12/15/23(a)	2,203	2,397,043
4.45%, 05/15/21	1,485	1,533,935
4.45%, 04/01/24 (Call 01/01/24)	8,964	9,880,158
Bharti Airtel International Netherlands BV
5.13%, 03/11/23(b)	325	347,039
5.35%, 05/20/24(b)	5,000	5,412,800
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(a)	6,840	7,504,797
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)(a)	15,288	15,397,083
2.20%, 09/20/23 (Call 07/20/23)(a)	3,410	3,499,715
2.60%, 02/28/23	739	767,259
2.90%, 03/04/21(a)	463	469,312
3.00%, 06/15/22	2,836	2,955,587
3.63%, 03/04/24	5,273	5,741,029
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	1,277	1,314,058
3.70%, 11/15/23 (Call 08/15/23)	2,000	2,131,869
Deutsche Telekom International Finance BV
1.95%, 09/19/21 (Call 08/19/21)(b)	1,137	1,143,125
2.49%, 09/19/23 (Call 07/19/23)(a)(b)	700	720,978
2.82%, 01/19/22 (Call 12/19/21)(b)	7,685	7,865,379
Empresa Nacional de Telecomunicaciones SA, 4.88%, 10/30/24(b)	90	94,599
Juniper Networks Inc., 4.50%, 03/15/24(a)	4,957	5,471,928
Motorola Solutions Inc.
3.50%, 03/01/23	687	716,246
3.75%, 05/15/22(a)	2,315	2,406,982
4.00%, 09/01/24(a)	1,703	1,845,871
Ooredoo International Finance Ltd., 3.25%, 02/21/23(b)	7,365	7,512,300
Orange SA, 4.13%, 09/14/21	6,752	7,046,182
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	992	1,036,090
4.10%, 10/01/23 (Call 07/01/23)(a)	8,461	9,200,823
SES SA, 3.60%, 04/04/23(b)	5,350	5,574,422
Telefonica Emisiones SA, 4.57%, 04/27/23(a)	1,595	1,743,225
Telstra Corp. Ltd., 4.80%, 10/12/21(b)	180	189,634
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)(a)	8,815	9,048,890
2.95%, 03/15/22	1,520	1,565,955
3.13%, 03/16/22(a)	12,176	12,622,691
Security	Par (000)	Value

Telecommunications (continued)
3.38%, 02/15/25	$11,187	$12,111,769
3.45%, 03/15/21(a)	6,009	6,131,007
3.50%, 11/01/24 (Call 08/01/24)(a)	3,805	4,119,581
4.15%, 03/15/24 (Call 12/15/23)(a)	1,062	1,162,312
4.60%, 04/01/21	8,094	8,370,093
5.15%, 09/15/23(a)	16,228	18,252,814
Vodafone Group PLC
2.50%, 09/26/22(a)	339	346,021
2.95%, 02/19/23	2,018	2,095,650
3.75%, 01/16/24	14,807	15,919,872
		304,230,160
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	6,179	6,554,132

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22(a)	175	180,110
3.00%, 11/19/24 (Call 10/19/24)	5,600	5,874,636
3.15%, 05/15/21 (Call 03/15/21)	562	569,694
		6,624,440
Transportation — 1.1%
AP Moller - Maersk A/S, 3.75%, 09/22/24 (Call 06/22/24)(b)	210	221,051
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)(a)	1,501	1,569,091
3.05%, 03/15/22 (Call 12/15/21)(a)	1,076	1,108,536
3.05%, 09/01/22 (Call 06/01/22)(a)	3,857	3,996,851
3.40%, 09/01/24 (Call 06/01/24)(a)	7,605	8,241,166
3.45%, 09/15/21 (Call 06/15/21)(a)	3,776	3,882,881
3.75%, 04/01/24 (Call 01/01/24)	1,354	1,467,775
3.85%, 09/01/23 (Call 06/01/23)	2,475	2,671,270
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	540	552,554
2.85%, 12/15/21 (Call 09/15/21)(a)	2,974	3,044,199
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	3,720	3,972,499
4.50%, 01/15/22(a)	750	791,303
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)	1,330	1,423,379
3.70%, 11/01/23 (Call 08/01/23)(a)	6,523	6,999,672
4.25%, 06/01/21 (Call 03/01/21)	2,655	2,725,563
FedEx Corp.
2.63%, 08/01/22(a)	2,152	2,208,263
2.70%, 04/15/23	335	345,860
3.20%, 02/01/25	7,340	7,806,627
3.40%, 01/14/22	2,693	2,788,741
4.00%, 01/15/24(a)	1,545	1,671,692
JB Hunt Transport Services Inc., 3.30%, 08/15/22
(Call 06/15/22)	150	155,241
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	1,165	1,214,479
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)(a)	2,423	2,514,600
3.00%, 04/01/22 (Call 01/01/22)(a)	535	549,942
3.25%, 12/01/21 (Call 09/01/21)	613	629,746
3.85%, 01/15/24 (Call 10/15/23)	290	314,217
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)(a)	325	328,308
2.50%, 09/01/22 (Call 08/01/22)	2,660	2,721,024
2.50%, 09/01/24 (Call 08/01/24)(a)	1,375	1,411,499

100	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
2.80%, 03/01/22 (Call 02/01/22)(a)	$45	$46,171
2.88%, 06/01/22 (Call 05/01/22)(a)	2,739	2,821,864
3.40%, 03/01/23 (Call 02/01/23)	2,683	2,819,409
3.45%, 11/15/21 (Call 10/15/21)(a)	543	560,787
3.50%, 06/01/21(a)	1,748	1,792,389
3.65%, 03/18/24 (Call 02/18/24)(a)	9,814	10,477,675
3.75%, 06/09/23 (Call 05/09/23)(a)	5,160	5,502,697
3.88%, 12/01/23 (Call 11/01/23)(a)	3,402	3,656,966
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	4,975	5,144,084
2.95%, 03/01/22	3,228	3,317,502
2.95%, 01/15/23 (Call 10/15/22)(a)	661	686,392
3.15%, 03/01/24 (Call 02/01/24)(a)	1,440	1,528,409
3.20%, 06/08/21	6,512	6,636,698
3.25%, 01/15/25 (Call 10/15/24)	78	83,686
3.50%, 06/08/23 (Call 05/08/23)(a)	8,515	9,051,183
3.65%, 02/15/24 (Call 11/15/23)	178	191,914
3.75%, 03/15/24 (Call 12/15/23)(a)	418	451,688
4.16%, 07/15/22 (Call 04/15/22)	1,882	1,991,039
United Parcel Service Inc.
2.05%, 04/01/21	1,625	1,635,800
2.20%, 09/01/24 (Call 08/01/24)(a)	12,410	12,807,443
2.35%, 05/16/22 (Call 04/16/22)(a)	1,820	1,857,380
2.45%, 10/01/22	2,003	2,054,109
2.50%, 04/01/23 (Call 03/01/23)	10,162	10,518,037
2.80%, 11/15/24 (Call 09/15/24)(a)	2,445	2,587,448
		155,548,799
Trucking & Leasing — 0.5%
Aviation Capital Group LLC
2.88%, 01/20/22 (Call 12/20/21)(b)	4,905	4,996,587
3.88%, 05/01/23 (Call 04/01/23)(a)(b)	10,858	11,405,126
4.38%, 01/30/24 (Call 12/30/23)(b)	41	44,071
6.75%, 04/06/21(b)	356	374,736
DAE Funding LLC
4.50%, 08/01/22 (Call 03/30/20)(b)	110	111,534
5.00%, 08/01/24 (Call 08/01/20)(b)	1,118	1,160,691
5.25%, 11/15/21 (Call 10/15/21)(b)	221	230,017
5.75%, 11/15/23 (Call 11/15/20)(b)	204	210,263
GATX Corp.
3.90%, 03/30/23(a)	435	461,164
4.35%, 02/15/24 (Call 01/15/24)(a)	3,680	4,000,677
4.75%, 06/15/22	525	562,316
4.85%, 06/01/21	25	25,992
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.70%, 03/14/23 (Call 02/14/23)(a)(b)	9,425	9,686,833
2.70%, 11/01/24 (Call 10/01/24)(b)	95	99,307
3.30%, 04/01/21 (Call 03/01/21)(b)	1,672	1,701,632
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	3,126	3,346,738
3.65%, 07/29/21 (Call 06/29/21)(b)	7,745	7,978,719
3.90%, 02/01/24 (Call 01/01/24)(a)(b)	4,135	4,453,384
4.13%, 08/01/23 (Call 07/01/23)(b)	2,885	3,096,702
4.25%, 01/17/23(a)(b)	597	640,692
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21(a)(b)	200	202,974
3.00%, 07/15/22 (Call 06/15/22)(a)(b)	200	206,458
3.55%, 04/15/24 (Call 03/15/24)(b)	4,520	4,833,271
Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
4.13%, 07/15/23 (Call 06/15/23)(b)	$5,000	$5,373,262
		65,203,146
Water — 0.0%
American Water Capital Corp., 3.85%, 03/01/24 (Call 12/01/23)	295	321,151
Total Corporate Bonds & Notes — 97.1%
(Cost: $13,408,640,993)		13,851,727,590

Foreign Government Obligations(f)

South Korea — 0.1%
Korea Gas Corp.
1.88%, 07/18/21(b)	1,400	1,408,313
2.75%, 07/20/22(b)	4,100	4,235,812
Korea Hydro & Nuclear Power Co. Ltd.
3.75%, 07/25/23(a)(b)	1,145	1,225,361
4.75%, 07/13/21(b)	750	783,047
Korea National Oil Corp., 2.13%, 04/14/21(a)(b)	1,550	1,563,562
Korea Resources Corp., 3.00%, 04/24/22(b)	4,000	4,108,750
		13,324,845
Total Foreign Government Obligations — 0.1%
(Cost: $12,880,545)		13,324,845

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,1.74%(g)(h)(i)	773,896	774,438,118
BlackRock Cash Funds: Treasury, SL Agency Shares,1.52%(g)(h)	329,365	329,365,000
		1,103,803,118
Total Short-Term Investments — 7.8%
(Cost: $1,103,404,627)		1,103,803,118
Total Investments in Securities — 105.0%
(Cost: $14,524,926,165)		14,968,855,553
Other Assets, Less Liabilities — (5.0)%		(708,395,542)

Net Assets — 100.0%		$14,260,460,011

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity. (g) Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	101

Schedule of Investments (continued)	iShares® Short-Term Corporate Bond ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	827,428	(53,532)	773,896	$774,438,118	$1,949,399	(b)	$52,539		$138,489
BlackRock Cash Funds: Treasury, SL Agency Shares	83,189	246,176	329,365	329,365,000	3,024,090		—		—
				$1,103,803,118	$4,973,489		$52,539		$138,489

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$13,851,727,590	$—	$13,851,727,590
Foreign Government Obligations	—	13,324,845	—	13,324,845
Money Market Funds	1,103,803,118	—	—	1,103,803,118
	$1,103,803,118	$13,865,052,435	$—	$14,968,855,553

See notes to financial statements.

102	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities

February 29, 2020

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares Short-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$4,190,699,653	$13,865,052,435
Affiliated(c)	478,741,780	1,103,803,118
Cash	6,703,294	33,711,676
Receivables:
Investments sold	23,489,284	69,426,458
Securities lending income — Affiliated	92,472	169,082
Capital shares sold	425,998	3,184,355
Dividends	56,918	246,630
Interest	40,525,334	118,974,725
Total assets	4,740,734,733	15,194,568,479

LIABILITIES
Collateral on securities loaned, at value	435,391,344	773,932,780
Payables:
Investments purchased	27,827,208	159,551,570
Capital shares redeemed	57,008	—
Investment advisory fees	199,936	624,118
Total liabilities	463,475,496	934,108,468

NET ASSETS	$4,277,259,237	$14,260,460,011

NET ASSETS CONSIST OF:
Paid-in capital	$4,006,891,857	$13,871,541,936
Accumulated earnings	270,367,380	388,918,075
NET ASSETS	$4,277,259,237	$14,260,460,011

Shares outstanding	71,050,000	262,350,000
Net asset value	$60.20	$54.36
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Securities loaned, at value	$423,100,098	$747,785,726
(b) Investments, at cost — Unaffiliated	$3,926,932,292	$13,421,521,538
(c) Investments, at cost — Affiliated	$478,539,592	$1,103,404,627

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	103

Statements of Operations

Year Ended February 29, 2020

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares Short-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,292,151	$3,024,090
Interest — Unaffiliated	122,509,383	384,402,734
Securities lending income — Affiliated — net	971,457	1,949,399
Other income — Unaffiliated	56,768	56,073
Total investment income	124,829,759	389,432,296

EXPENSES
Investment advisory fees	2,140,943	7,161,508
Total expenses	2,140,943	7,161,508
Net investment income	122,688,816	382,270,788

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	10,548,702	29,426,252
Investments — Affiliated	(1,556)	52,539
In-kind redemptions — Unaffiliated	94,685,512	28,488,628
Net realized gain	105,232,658	57,967,419
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	276,644,211	417,147,377
Investments — Affiliated	115,720	138,489
Net change in unrealized appreciation (depreciation)	276,759,931	417,285,866
Net realized and unrealized gain	381,992,589	475,253,285
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$504,681,405	$857,524,073

See notes to financial statements.

104	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares Broad USD Investment Grade Corporate Bond ETF		iShares Short-Term Corporate Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/29/20	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$122,688,816	$67,803,921	$382,270,788	$277,268,761
Net realized gain (loss)	105,232,658	(13,512,262)	57,967,419	(120,204,401)
Net change in unrealized appreciation (depreciation)	276,759,931	10,956,343	417,285,866	175,625,617
Net increase in net assets resulting from operations	504,681,405	65,248,002	857,524,073	332,689,977

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(119,420,671)	(64,150,294)	(377,300,638)	(268,538,135)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,212,514,332	1,202,522,620	3,492,351,645	(695,237,022)

NET ASSETS
Total increase (decrease) in net assets	1,597,775,066	1,203,620,328	3,972,575,080	(631,085,180)
Beginning of year	2,679,484,171	1,475,863,843	10,287,884,931	10,918,970,111
End of year	$4,277,259,237	$2,679,484,171	$14,260,460,011	$10,287,884,931

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	105

Financial Highlights

(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)

Net asset value, beginning of year	$53.97	$54.46	$55.09	$53.84	$56.36
Net investment income(b)	1.97	1.95	1.71	1.72	1.75
Net realized and unrealized gain (loss)(c)	6.21	(0.59)	(0.65)	1.25	(2.54)
Net increase (decrease) from investment operations	8.18	1.36	1.06	2.97	(0.79)
Distributions(d)
From net investment income	(1.95)	(1.85)	(1.69)	(1.72)	(1.73)
Total distributions	(1.95)	(1.85)	(1.69)	(1.72)	(1.73)
Net asset value, end of year	$60.20	$53.97	$54.46	$55.09	$53.84

Total Return
Based on net asset value	15.41%	2.59%	1.92%	5.54%	(1.37)%

Ratios to Average Net Assets
Total expenses	0.06%	0.08%	0.15%	0.15%	0.15%
Total expenses after fees waived	0.06%	0.08%	0.15%	0.15%	0.15%
Net investment income	3.44%	3.65%	3.08%	3.10%	3.20%

Supplemental Data
Net assets, end of year (000)	$4,277,259	$2,679,484	$1,475,864	$1,299,988	$732,167
Portfolio turnover rate(e)	13%	27%	11%	12%	12%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

106	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Short-Term Corporate Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)

Net asset value, beginning of year	$52.28	$51.95	$52.60	$52.36	$52.68
Net investment income(b)	1.64	1.37	0.89	0.79	0.65
Net realized and unrealized gain (loss)(c)	2.08	0.29	(0.66)	0.22	(0.33)
Net increase from investment operations	3.72	1.66	0.23	1.01	0.32
Distributions(d)
From net investment income	(1.64)	(1.33)	(0.88)	(0.77)	(0.64)
Total distributions	(1.64)	(1.33)	(0.88)	(0.77)	(0.64)
Net asset value, end of year	$54.36	$52.28	$51.95	$52.60	$52.36

Total Return
Based on net asset value	7.21%	3.26%	0.42%	1.93%	0.63%

Ratios to Average Net Assets
Total expenses	0.06%	0.10%	0.20%	0.20%	0.20%
Total expenses after fees waived	0.06%	0.09%	0.20%	0.20%	0.20%
Net investment income	3.08%	2.64%	1.69%	1.49%	1.22%

Supplemental Data
Net assets, end of year (000)	$14,260,460	$10,287,885	$10,918,970	$11,334,226	$10,759,746
Portfolio turnover rate(e)	38%	80%	46%	35%	35%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.
(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	107

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Broad USD Investment Grade Corporate Bond	Diversified
Short-Term Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
Broad USD Investment Grade Corporate Bond	$2,968,176,645
Short-Term Corporate Bond	10,993,308,491

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

108	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

●	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy

N o t e s t o F i n a n c i a l S t a t e m e n t s	109

Notes to Financial Statements (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$17,665,952	$17,665,952		$—	$—
Barclays Capital Inc.	2,123,596	2,123,596		—	—
BMO Capital Markets	1,006,341	1,006,341		—	—
BNP Paribas Prime Brokerage International Ltd.	11,489,689	11,489,689		—	—
BofA Securities, Inc.	26,208,017	26,208,017		—	—
Citadel Clearing LLC	5,531,456	5,531,456		—	—
Citigroup Global Markets Inc.	8,835,351	8,835,351		—	—
Credit Suisse Securities (USA) LLC	24,942,843	24,942,843		—	—
Deutsche Bank Securities Inc.	3,461,123	3,461,123		—	—
Goldman Sachs & Co.	74,556,650	74,556,650		—	—
HSBC Securities (USA) Inc.	12,445,899	12,445,899		—	—
Jefferies LLC	935,242	935,242		—	—
JPMorgan Securities LLC	44,337,746	44,337,746		—	—
Morgan Stanley & Co. LLC	37,416,537	37,416,537		—	—
MUFG Securities Americas Inc.	16,383,007	16,383,007		—	—
Nomura Securities International Inc.	2,126,616	2,126,616		—	—
RBC Capital Markets LLC	39,703,223	39,703,223		—	—
Scotia Capital (USA) Inc.	6,300,419	6,300,419		—	—
State Street Bank & Trust Company	563,377	563,377		—	—
TD Prime Services LLC	1,008,785	1,008,785		—	—
UBS AG	6,794,287	6,794,287		—	—
Wells Fargo Securities LLC	79,263,942	79,263,942		—	—
	$423,100,098	$423,100,098		$—	$—
Short-Term Corporate Bond
Barclays Bank PLC	$11,419,767	$11,419,767		$—	$—
Barclays Capital Inc.	483,588	483,588		—	—
BMO Capital Markets	1,806,441	1,806,441		—	—
BNP Paribas Prime Brokerage International Ltd.	5,492,619	5,492,619		—	—
BofA Securities, Inc.	89,323,145	89,323,145		—	—
Citadel Clearing LLC	3,434,847	3,434,847		—	—
Citigroup Global Markets Inc.	11,241,751	11,241,751		—	—
Credit Suisse Securities (USA) LLC	42,857,168	42,857,168		—	—
Deutsche Bank Securities Inc.	14,700,565	14,700,565		—	—
Goldman Sachs & Co.	100,926,056	100,926,056		—	—
HSBC Securities (USA) Inc.	26,572,538	26,572,538		—	—
JPMorgan Securities LLC	115,958,765	115,958,765		—	—
Morgan Stanley & Co. LLC	49,170,754	49,170,754		—	—
MUFG Securities Americas Inc.	37,528,812	37,528,812		—	—
Nomura Securities International Inc.	11,144,393	11,144,393		—	—
RBC Capital Markets LLC	65,801,072	65,801,072		—	—
Scotia Capital (USA) Inc.	967,126	967,126		—	—
SG Americas Securities LLC	51,376	51,376		—	—
TD Prime Services LLC	3,660,578	3,660,578		—	—
Wells Fargo Securities LLC	155,244,365	155,244,365		—	—
	$747,785,726	$747,785,726		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Broad USD Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Short-Term Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion.	0.0570
Over $181 billion, up to and including $231 billion.	0.0542
Over $231 billion, up to and including $281 billion.	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Broad USD Investment Grade Corporate Bond	$337,807
Short-Term Corporate Bond	688,957

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Broad USD Investment Grade Corporate Bond	$5,558,557	$9,499,810	$(136,084)
Short-Term Corporate Bond	1,679,011,758	14,647,872	316,509

N o t e s t o F i n a n c i a l S t a t e m e n t s	111

Notes to Financial Statements (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Broad USD Investment Grade Corporate Bond.	$533,025,933	$442,738,223
Short-Term Corporate Bond	4,629,259,757	4,627,143,940

For the year ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond.	$3,088,507,519	$1,956,440,683
Short-Term Corporate Bond	4,428,728,103	1,111,398,534

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Broad USD Investment Grade Corporate Bond	$93,326,762	$(93,326,762)
Short-Term Corporate Bond	28,353,126	(28,353,126)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/20	Year Ended 02/28/19
Broad USD Investment Grade Corporate Bond
Ordinary income	$119,420,671	$64,150,294
Short-Term Corporate Bond
Ordinary income	$377,300,638	$268,538,135

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
Broad USD Investment Grade Corporate Bond	$11,135,781	$(3,542,489)	$262,774,088		$270,367,380
Short-Term Corporate Bond	34,103,648	(86,706,992)	441,521,419		388,918,075

(a)	Amounts available to offset future realized capital gains.

(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, and the classification of investments.

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Notes to Financial Statements (continued)

For the year ended February 29, 2020, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Broad USD Investment Grade Corporate Bond	$10,621,977
Short-Term Corporate Bond	28,377,806

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Investment Grade Corporate Bond.	$4,406,667,345	$265,700,310	$(2,926,222)	$262,774,088
Short-Term Corporate Bond	14,527,334,134	443,248,965	(1,727,546)	441,521,419

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

N o t e s t o F i n a n c i a l S t a t e m e n t s	113

Notes to Financial Statements (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/20		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares		Amount
Broad USD Investment Grade Corporate Bond
Shares sold	56,300,000	$3,221,468,890	23,050,000	(a)	$1,229,561,505
Shares redeemed	(34,900,000)	(2,008,954,558)	(500,000	)(a)	(27,038,885)
Net increase	21,400,000	$1,212,514,332	22,550,000		$1,202,522,620
Short-Term Corporate Bond
Shares sold	86,950,000	$4,631,199,318	22,600,000	(a)	$1,171,511,010
Shares redeemed	(21,400,000)	(1,138,847,673)	(36,000,000	)(a)	(1,866,748,032)
Net increase(decrease)	65,550,000	$3,492,351,645	(13,400,000)		$(695,237,022)

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Broad USD Investment Grade Corporate Bond ETF and

iShares Short-Term Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Broad USD Investment Grade Corporate Bond ETF and iShares Short-Term Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R e p o r t o f I n d e p e n d e n t R e g i s t e r e d P u b l i c A c c o u n t i n g F i r m	115

Important Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Broad USD Investment Grade Corporate Bond.	$86,097,120
Short-Term Corporate Bond	257,476,459

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 29, 2020:

iShares ETF	Federal Obligation Interest
Broad USD Investment Grade Corporate Bond	$585,919
Short-Term Corporate Bond	1,371,478

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Broad USD Investment Grade Corporate Bond ETF and iShares Short-Term Corporate Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	117

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Broad USD Investment Grade Corporate Bond(a)	$1.950349	$—	$0.000051	$1.950400	100%	—%	0	%(b)	100%
Short-Term Corporate Bond	1.640267	—	—	1.640267	100	—	—		100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results iShares Broad USD Investment Grade Corporate Bond ETF Period Covered: January 01, 2015 through December 31, 2019

iShares Broad USD Investment Grade Corporate Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	18	1.43%
Greater than 0.0% and Less than 0.5%	1,034	82.19
At NAV	23	1.83
Less than 0.0% and Greater than –0.5%.	183	14.55
	1,258	100.00%

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Supplemental Information (unaudited) (continued)

iShares Short-Term Corporate Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	1,128	89.66
At NAV	41	3.26
Less than 0.0% and Greater than –0.5%.	88	7.00
	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Short-Term Corporate Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area.As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019 is USD 1.08 million. This figure is comprised of fixed remuneration of USD 501.58 thousand and variable remuneration of USD 583.34 thousand. There were a total of 448 beneficiaries of the remuneration described above.

S u p p l e m e n t a l I n f o r m a t i o n	119

Supplemental Information (unaudited) (continued)

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 138.34 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 16.26 thousand.

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Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T r u s t e e a n d O f f i c e r I n f o r m a t i o n	121

Trustee and Officer Information (continued)

Independent Trustees (continued)

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).

Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

122	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.
●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	123

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-212-0220

FEBRUARY 29, 2020

2020 Annual Report

iShares, Inc.

●	iShares Intermediate-Term Corporate Bond ETF | IGIB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade corporate bond performance was positive during the 12 months ended February 29, 2020 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade Index returned 18.16% for the reporting period, outperforming the 11.68% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the overall bond market.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, investment-grade corporate bonds advanced strongly, as falling interest rates and expectations for further Fed easing contributed to a self-reinforcing cycle in which increased demand led to lower yields, which in turn reduced corporate borrowing costs. Corporate bond issuance was high for much of the reporting period, as companies issued debt to take advantage of historically low borrowing costs. Relatively higher bond yields in the U.S. drove global investor demand as yields in other developed economies remained persistently low, with some entering negative territory. In February 2020, investors began expecting additional interest rate cuts to counteract the economic slowdown.

Within the investment-grade category, bonds at all credit rating levels posted strong returns. The lowest-rated investment-grade bonds continued to gain despite concerns that large amounts of debt at this rating could be recategorized as high yield in the event of an economic downturn. Corporate bonds with maturities of ten years or more, which made up approximately 42% of the overall investment-grade market, were the top performers.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® Intermediate-Term Corporate Bond ETF

Investment Objective

The iShares Intermediate-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years, as represented by the ICE BofAML 5-10 Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.83%	4.59%	4.60%	14.83%	25.14%	56.86%
Fund Market	14.72	4.52	4.54	14.72	24.75	55.93
Index(a)	14.89	4.73	4.80	14.89	26.02	59.79

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

(a)	Index performance through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Intermediate Credit Bond Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 5-10 Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$ 1,000.00	$1,042.30	$0.30		$1,000.00	$1,024.60	$0.30		0.06%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

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Fund Summary as of February 29, 2020 (continued)	iShares® Intermediate-Term Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY
	Percent of
Moody’s Credit Rating*	Total Investments	(a)
Aaa	1.2%
Aa	5.3
A	35.7
Baa	52.4
Baa	3.1
Not Rated	2.3
ALLOCATION BY MATURITY
	Percent of
Maturity	Total Investments	(a)
1-5 Years	0.3%
5-10 Years	95.5
10-15 Years	3.2
More than 20 Years	1.0

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(a)	Excludes money market funds.

F u n d S u m m a r y	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)(a)	$2,088	$2,492,898
Omnicom Group Inc., 2.45%, 04/30/30 (Call 01/30/30)	4,000	4,032,076
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	5,832	6,404,892
		12,929,866
Aerospace & Defense — 1.6%
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	134,647
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(a)(b)	5,565	6,119,782
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	2,559	2,570,087
2.50%, 03/01/25 (Call 12/01/24)(a)	1,275	1,300,892
2.60%, 10/30/25 (Call 07/30/25)	1,963	2,008,265
2.70%, 02/01/27 (Call 12/01/26)	2,281	2,344,941
2.80%, 03/01/27 (Call 12/01/26)(a)	1,055	1,089,385
3.10%, 05/01/26 (Call 03/01/26)	3,645	3,864,235
3.20%, 03/01/29 (Call 12/01/28)(a)	3,175	3,397,132
3.25%, 03/01/28 (Call 12/01/27)	2,240	2,382,066
3.45%, 11/01/28 (Call 08/01/28)	2,881	3,117,894
Embraer Netherlands Finance BV
5.05%, 06/15/25	4,214	4,593,260
5.40%, 02/01/27	3,457	3,894,527
General Dynamics Corp.
2.13%, 08/15/26 (Call 05/15/26)(a)	2,502	2,573,622
2.63%, 11/15/27 (Call 08/15/27)(a)	3,435	3,642,468
3.50%, 05/15/25 (Call 03/15/25)	3,776	4,147,800
3.75%, 05/15/28 (Call 02/15/28)	3,779	4,291,396
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)(a)	1,830	1,991,059
4.70%, 08/15/25 (Call 05/15/25)	1,020	1,141,097
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)(a)	1,530	1,685,625
3.85%, 12/15/26 (Call 09/15/26)(a)(b)	1,678	1,854,662
4.40%, 06/15/28 (Call 03/15/28)	4,210	4,885,696
4.40%, 06/15/28 (Call 03/15/28)(b)	6,755	7,839,163
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	2,453	2,617,412
3.55%, 01/15/26 (Call 10/15/25)	11,521	12,770,899
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	7,109	7,627,415
3.25%, 01/15/28 (Call 10/15/27)(a)	8,381	9,043,214
Raytheon Co., 7.20%, 08/15/27	40	53,963
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	6,383	7,103,233
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	4,766	5,083,796
United Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	11,449	12,449,879
3.95%, 08/16/25 (Call 06/16/25)(a)	10,270	11,492,805
4.13%, 11/16/28 (Call 08/16/28)(a)	11,285	13,221,876
		152,334,193
Agriculture — 1.1%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	2,738	2,798,137
4.40%, 02/14/26 (Call 12/14/25)	7,612	8,517,095
4.80%, 02/14/29 (Call 11/14/28)	11,189	12,786,629
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	6,332	6,595,777
	Par
Security	(000)	Value

Agriculture (continued)
BAT Capital Corp.
3.22%, 09/06/26 (Call 07/06/26)(a)	$290	$302,644
3.46%, 09/06/29 (Call 06/06/29)(a)	6,105	6,394,701
3.56%, 08/15/27 (Call 05/15/27)	12,384	12,990,623
BAT International Finance PLC, 3.95%, 06/15/25(b)	3,368	3,640,439
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	4,139	4,282,841
3.75%, 09/25/27 (Call 06/25/27)(a)	1,695	1,789,914
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	2,007	2,229,782
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(a)(b)	4,800	5,048,048
3.88%, 07/26/29 (Call 04/26/29)(a)(b)	4,210	4,448,893
4.25%, 07/21/25 (Call 04/21/25)(b)	5,615	6,102,670
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	1,431	1,490,286
3.13%, 08/17/27 (Call 05/17/27)(a)	2,715	2,905,641
3.13%, 03/02/28 (Call 12/02/27)	1,185	1,263,383
3.38%, 08/11/25 (Call 05/11/25)(a)	2,549	2,769,991
3.38%, 08/15/29 (Call 05/15/29)(a)	3,970	4,329,723
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	14,571	16,058,708
		106,745,925
Airlines — 0.1%
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)	2,025	2,044,430
4.38%, 04/19/28 (Call 01/19/28)(a)	2,905	3,074,720
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	2,000	2,015,215
3.00%, 11/15/26 (Call 08/15/26)(a)	934	990,342
3.45%, 11/16/27 (Call 08/16/27)(a)	715	777,652
		8,902,359
Apparel — 0.1%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26).	3,988	4,197,898
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	3,095	3,443,690
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)(a)	3,043	3,209,477
4.25%, 04/01/25 (Call 01/01/25)	1,406	1,490,022
		12,341,087
Auto Manufacturers — 1.7%
American Honda Finance Corp.
2.30%, 09/09/26(a)	2,816	2,924,938
2.35%, 01/08/27	1,150	1,180,886
3.50%, 02/15/28(a)	2,848	3,183,058
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	1,100	1,153,834
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	7,187	7,573,088
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	3,480	3,889,258
3.75%, 04/12/28 (Call 01/12/28)(b)	2,380	2,679,619
3.95%, 08/14/28 (Call 05/14/28)(b)	2,300	2,615,656
Daimler Finance North America LLC
3.10%, 08/15/29(b)	2,995	3,189,514
3.30%, 05/19/25(b)	3,460	3,675,490
3.45%, 01/06/27(b)	3,360	3,629,349
3.50%, 08/03/25(a)(b)	400	429,258
3.75%, 02/22/28(b)	4,200	4,655,171
4.30%, 02/22/29(a)(b)	1,500	1,745,993
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	7,341	7,394,988
6.38%, 02/01/29	1,321	1,423,216
6.63%, 10/01/28(a)	2,162	2,491,299

S c h e d u l e o f I n v e s t m e n t s	7

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
3.82%, 11/02/27 (Call 08/02/27)(a)	$4,780	$4,553,972
4.13%, 08/04/25(a)	5,511	5,593,434
4.27%, 01/09/27 (Call 11/09/26)	2,000	2,003,314
4.39%, 01/08/26	5,319	5,326,798
4.54%, 08/01/26 (Call 06/01/26)	2,230	2,287,890
4.69%, 06/09/25 (Call 04/09/25)	3,195	3,314,984
5.11%, 05/03/29 (Call 02/03/29)(a)	5,340	5,380,874
General Motors Co.
4.00%, 04/01/25	1,446	1,526,222
4.20%, 10/01/27 (Call 07/01/27)(a)	2,122	2,227,848
5.00%, 10/01/28 (Call 07/01/28)	2,526	2,748,067
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	4,612	4,700,193
4.00%, 10/06/26 (Call 07/06/26)	4,045	4,172,346
4.30%, 07/13/25 (Call 04/13/25)(a)	4,156	4,416,164
4.35%, 04/09/25 (Call 02/09/25)	3,825	4,094,787
4.35%, 01/17/27 (Call 10/17/26)	5,304	5,699,117
5.25%, 03/01/26 (Call 12/01/25)	6,197	6,861,186
5.65%, 01/17/29 (Call 10/17/28)(a)	1,176	1,344,626
Hyundai Capital America
2.75%, 09/27/26(a)(b)	1,080	1,097,280
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	4,500	4,528,125
3.50%, 11/02/26 (Call 09/02/26)(b)	2,490	2,636,287
Kia Motors Corp., 3.50%, 10/25/27(a)(b)	1,250	1,335,937
Toyota Motor Corp.
2.76%, 07/02/29(a)	1,692	1,833,172
3.67%, 07/20/28(a)	2,603	3,001,285
Toyota Motor Credit Corp.
3.05%, 01/11/28(a)	1,455	1,596,581
3.20%, 01/11/27	3,594	3,955,221
3.40%, 04/14/25	3,631	3,970,196
3.65%, 01/08/29	1,617	1,868,456
Volkswagen Group of America Finance LLC
3.20%, 09/26/26 (Call 07/26/26) (b)	2,680	2,790,879
4.75%, 11/13/28(a)(b)	6,905	7,979,419
		156,679,275
Auto Parts & Equipment — 0.2%
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)(a)	2,457	2,761,786
4.35%, 03/15/29 (Call 12/15/28)(a)	1,897	2,187,472
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)(a)	1,070	1,139,447
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	775	846,268
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	2,409	2,554,851
4.25%, 05/15/29 (Call 02/15/29)	1,985	2,142,480
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	2,812	3,154,553
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)	450	500,216
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	5,068	5,298,910
		20,585,983
Banks — 23.2%
ABN AMRO Bank NV
4.75%, 07/28/25(b)	6,137	6,830,416
4.80%, 04/18/26(a)(b)	3,895	4,387,794
	Par
Security	(000)	Value

Banks (continued)
ANZ New Zealand Int’l Ltd./London
3.45%, 07/17/27(a)(b)	$3,450	$3,784,167
3.45%, 01/21/28(b)	375	407,022
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(b)(c)	5,000	5,111,532
4.40%, 05/19/26(b)	7,150	8,104,866
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	471	528,822
Banco de Bogota SA, 4.38%, 08/03/27 (Call 05/03/27)(b)	235	250,863
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	200	209,313
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(b)	1,000	1,060,300
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27 (Call 01/11/27)(a)(b)	2,760	2,910,938
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95%, 10/01/28 (Call 10/01/23)(b)(c)	4,550	4,923,953
Banco Santander SA
3.31%, 06/27/29	3,962	4,269,993
3.80%, 02/23/28	3,109	3,361,911
4.25%, 04/11/27	7,333	8,163,871
4.38%, 04/12/28	4,947	5,594,434
5.18%, 11/19/25(a)	5,450	6,206,487
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34 (Call 09/25/29)(b)(c)	7,340	7,596,900
4.45%, 09/19/28(b)	1,000	1,154,688
Bank of America Corp.
2.50%, 02/13/31 (Call 02/13/30)(c)	12,000	12,168,225
2.88%, 10/22/30 (Call 10/22/29)(c)	5,463	5,732,642
3.19%, 07/23/30 (Call 07/23/29)(c)	13,234	14,219,996
3.25%, 10/21/27 (Call 10/21/26)	10,572	11,348,387
3.37%, 01/23/26 (Call 01/23/25)(c)	3,394	3,625,421
3.42%, 12/20/28 (Call 12/20/27)(a)(c)	21,816	23,578,423
3.50%, 04/19/26(a)	9,253	10,109,528
3.56%, 04/23/27 (Call 04/23/26)(a)(c)	9,445	10,251,466
3.59%, 07/21/28 (Call 07/21/27)(c)	7,949	8,683,950
3.71%, 04/24/28 (Call 04/24/27)(c)	11,533	12,594,448
3.82%, 01/20/28 (Call 01/20/27)(a)(c)	10,413	11,479,911
3.88%, 08/01/25(a)	7,195	7,967,032
3.97%, 03/05/29 (Call 03/05/28)(c)	12,495	13,998,982
3.97%, 02/07/30 (Call 02/07/29)(c)	9,589	10,885,104
4.25%, 10/22/26(a)	7,006	7,823,528
4.27%, 07/23/29 (Call 07/23/28)(a)(c)	15,098	17,370,637
4.45%, 03/03/26(a)	11,024	12,435,184
6.22%, 09/15/26	200	244,025
Series L, 3.95%, 04/21/25(a)	11,214	12,237,740
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	10,314	11,478,198
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(c)	5,252	5,660,606
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	3,184	3,332,704
2.80%, 05/04/26 (Call 02/04/26)(a)	3,958	4,206,158
3.00%, 10/30/28 (Call 07/30/28)(a)	324	345,371
3.25%, 05/16/27 (Call 02/16/27)(a)	4,349	4,743,477
3.30%, 08/23/29 (Call 05/23/29)	3,840	4,202,950
3.40%, 01/29/28 (Call 10/29/27)(a)	4,628	5,093,820
3.44%, 02/07/28 (Call 02/07/27)(c)	3,264	3,586,377
3.85%, 04/28/28(a)	4,259	4,872,199
3.95%, 11/18/25 (Call 10/18/25)(a)	1,670	1,869,414
Bank of Nova Scotia (The)
2.70%, 08/03/26(a)	6,994	7,352,589

8	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.50%, 12/16/25	$5,251	$5,933,647
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	754	861,520
Barclays PLC
3.65%, 03/16/25	11,290	11,977,769
4.34%, 01/10/28 (Call 01/10/27)(a)	6,809	7,488,315
4.38%, 01/12/26(a)	13,545	14,946,230
4.84%, 05/09/28 (Call 05/07/27)(a)	2,397	2,632,936
4.97%, 05/16/29 (Call 05/16/28)(c)	16,576	19,161,310
5.09%, 06/20/30 (Call 06/20/29)(a)(c)	3,780	4,283,323
5.20%, 05/12/26	3,461	3,859,949
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	3,059	3,298,419
BNP Paribas SA
3.50%, 11/16/27(a)(b)	6,119	6,550,222
4.38%, 09/28/25(b)	985	1,074,035
4.38%, 05/12/26(b)	8,075	8,753,900
4.38%, 03/01/33 (Call 03/01/28) (a)(b)(c)	5,565	6,155,686
4.40%, 08/14/28(a)(b)	7,560	8,616,086
4.63%, 03/13/27(a)(b)	7,050	7,899,136
5.20%, 01/10/30 (Call 01/10/29) (a)(b)(c)	4,170	5,022,169
BPCE SA
2.70%, 10/01/29(b)	4,000	4,160,069
3.25%, 01/11/28(a)(b)	4,140	4,459,411
3.38%, 12/02/26	2,161	2,333,641
3.50%, 10/23/27(a)(b)	5,850	6,253,233
4.50%, 03/15/25(b)	6,216	6,767,502
4.63%, 09/12/28(a)(b)	2,330	2,694,653
4.88%, 04/01/26(a)(b)	965	1,084,720
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30)(a)(c)	5,035	5,153,449
2.98%, 11/05/30 (Call 11/05/29)(a)(c)	8,715	9,162,525
3.20%, 10/21/26 (Call 07/21/26)(a)	12,929	13,767,761
3.30%, 04/27/25(a)	3,999	4,279,396
3.40%, 05/01/26	8,280	8,968,577
3.52%, 10/27/28 (Call 10/27/27)(c)	11,670	12,709,552
3.67%, 07/24/28 (Call 07/24/27)(c)	13,837	15,198,178
3.70%, 01/12/26(a)	9,065	9,934,909
3.88%, 03/26/25	4,806	5,205,945
3.89%, 01/10/28 (Call 01/10/27)(c)	12,552	13,915,083
3.98%, 03/20/30 (Call 03/20/29)(a)(c)	8,883	10,057,481
4.08%, 04/23/29 (Call 04/23/28)(a)(c)	9,151	10,406,315
4.13%, 07/25/28	7,281	8,102,585
4.30%, 11/20/26(a)	5,611	6,222,535
4.40%, 06/10/25(a)	12,016	13,394,890
4.45%, 09/29/27	19,158	21,636,748
4.60%, 03/09/26	6,798	7,706,451
5.50%, 09/13/25(a)	5,972	7,003,842
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)(a)	2,637	2,916,782
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	3,350	3,400,042
2.85%, 07/27/26 (Call 04/27/26)	2,903	3,067,995
4.30%, 12/03/25 (Call 11/03/25)	2,599	2,901,666
Comerica Bank, 4.00%, 07/27/25.	550	608,837
Comerica Inc.
3.80%, 07/22/26(a)	150	164,638
4.00%, 02/01/29 (Call 11/03/28)	2,491	2,824,256
Commonwealth Bank of Australia
2.63%, 09/06/26(b)	2,180	2,291,196
2.85%, 05/18/26(b)	7,495	7,948,961
3.61%, 09/12/34 (Call 09/12/29) (a)(b)(c)	9,272	9,866,887
	Par
Security	(000)	Value

Banks (continued)
3.90%, 03/16/28(b)	$4,305	$4,954,722
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	5,523	5,987,900
4.38%, 08/04/25	7,106	7,877,516
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	4,160	4,508,695
Credit Agricole SA
3.25%, 01/14/30(a)(b)	3,185	3,294,893
4.00%, 01/10/33 (Call 01/10/28)(a)(b)(c)	8,290	8,937,518
4.38%, 03/17/25(a)(b)	3,650	3,985,037
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	5,200	5,753,669
Credit Suisse Group AG
3.87%, 01/12/29 (Call 01/12/28)(b)(c)	9,157	9,958,665
4.28%, 01/09/28 (Call 01/09/27)(b)	9,975	11,075,101
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	8,340	8,861,924
4.55%, 04/17/26	7,844	8,849,761
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	2,545	2,889,308
Deutsche Bank AG, 4.10%, 01/13/26	1,328	1,409,087
Deutsche Bank AG/New York NY, 4.10%, 01/13/26(a)	1,725	1,814,793
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	3,650	3,689,998
3.45%, 07/27/26 (Call 04/27/26)	2,268	2,418,650
4.25%, 03/13/26	175	196,544
4.65%, 09/13/28 (Call 06/13/28)(a)	5,179	6,079,534
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)(a)	2,609	2,985,176
Fifth Third Bank/Cincinnati OH
2.25%, 02/01/27 (Call 01/01/27)	985	1,001,703
3.85%, 03/15/26 (Call 02/15/26)	5,122	5,632,700
3.95%, 07/28/25 (Call 06/28/25)(a)	1,872	2,097,691
Global Bank Corp., 5.25%, 04/16/29 (Call 04/16/28)(b)(c)	2,095	2,290,097
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	7,500	7,607,830
3.50%, 11/16/26 (Call 11/16/25)(a)	9,620	10,332,746
3.69%, 06/05/28 (Call 06/05/27)(c)	11,194	12,244,418
3.75%, 05/22/25 (Call 02/22/25)	8,741	9,461,985
3.75%, 02/25/26 (Call 11/25/25)(a)	7,753	8,476,435
3.81%, 04/23/29 (Call 04/23/28)(a)(c)	11,788	13,002,888
3.85%, 01/26/27 (Call 01/26/26)	14,098	15,486,515
4.22%, 05/01/29 (Call 05/01/28)(c)	15,643	17,744,528
4.25%, 10/21/25(a)	8,689	9,490,918
5.95%, 01/15/27	2,007	2,459,960
HSBC Holdings PLC
3.90%, 05/25/26	11,396	12,477,835
3.97%, 05/22/30 (Call 05/22/29)(a)(c)	11,508	12,600,476
4.04%, 03/13/28 (Call 03/13/27)(a)(c)	13,210	14,480,030
4.25%, 08/18/25	8,984	9,731,005
4.29%, 09/12/26 (Call 09/12/25)(c)	2,036	2,239,690
4.30%, 03/08/26(a)	21,309	23,681,578
4.38%, 11/23/26	6,156	6,689,614
4.58%, 06/19/29 (Call 06/19/28)(c)	11,187	12,703,521
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	4,200	4,294,716
4.00%, 05/15/25 (Call 04/15/25)(a)	2,690	2,998,265
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	2,705	2,912,102
Industrial & Commercial Bank of China Ltd., 4.88%,
09/21/25(b)	7,640	8,547,250
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	2,740	2,996,875
ING Groep NV
3.95%, 03/29/27	6,884	7,714,454

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.05%, 04/09/29	$5,210	$5,933,057
4.55%, 10/02/28(a)	4,528	5,352,393
4.63%, 01/06/26(a)(b)	3,760	4,319,970
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,770	1,859,814
3.88%, 01/12/28(b)	445	465,798
Series XR, 4.00%, 09/23/29(a)(b)	4,150	4,436,029
JPMorgan Chase & Co.
2.74%, 10/15/30 (Call 10/15/29)(a)(c)	15,850	16,501,931
2.95%, 10/01/26 (Call 07/01/26)	12,858	13,635,489
3.20%, 06/15/26 (Call 03/15/26)(a)	9,045	9,720,245
3.30%, 04/01/26 (Call 01/01/26)	6,909	7,520,340
3.51%, 01/23/29 (Call 01/23/28)(c)	10,908	11,914,472
3.54%, 05/01/28 (Call 05/01/27)(a)(c)	8,134	8,898,891
3.63%, 12/01/27 (Call 12/01/26)	5,872	6,334,779
3.70%, 05/06/30 (Call 05/06/29)(c)	13,052	14,605,850
3.78%, 02/01/28 (Call 02/01/27)(c)	9,772	10,810,477
3.90%, 07/15/25 (Call 04/15/25)	8,475	9,350,759
3.96%, 01/29/27 (Call 01/29/26)(a)(c)	7,953	8,845,393
4.01%, 04/23/29 (Call 04/23/28)(c)	12,794	14,420,800
4.13%, 12/15/26	5,569	6,273,944
4.20%, 07/23/29 (Call 07/23/28)(a)(c)	12,186	14,044,938
4.25%, 10/01/27	4,770	5,393,605
4.45%, 12/05/29 (Call 12/05/28)(a)(c)	11,814	13,783,559
7.63%, 10/15/26(a)	1,460	1,936,099
8.00%, 04/29/27	2,288	3,138,090
KeyBank N.A./Cleveland OH
3.30%, 06/01/25	2,575	2,787,960
3.40%, 05/20/26	2,407	2,600,660
3.90%, 04/13/29 (Call 03/13/29)	2,550	2,858,345
6.95%, 02/01/28(a)	395	512,783
KeyCorp.
2.25%, 04/06/27	3,985	4,027,169
2.55%, 10/01/29	2,932	3,000,096
4.10%, 04/30/28	3,323	3,795,743
4.15%, 10/29/25	2,957	3,323,405
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27)(c)	6,359	6,739,769
3.75%, 01/11/27(a)	6,856	7,431,744
4.38%, 03/22/28	4,836	5,414,375
4.45%, 05/08/25(a)	5,157	5,755,864
4.55%, 08/16/28(a)	5,058	5,816,544
4.58%, 12/10/25(a)	10,539	11,513,069
4.65%, 03/24/26(a)	4,641	5,082,565
Macquarie Bank Ltd.
3.90%, 01/15/26(b)	42	46,329
4.88%, 06/10/25(b)	1,370	1,509,653
Macquarie Group Ltd.
3.76%, 11/28/28 (Call 11/28/27)(b)(c)	2,881	3,162,618
4.65%, 03/27/29 (Call 03/27/28)(b)(c)	3,560	4,115,856
5.03%, 01/15/30 (Call 01/15/29)(b)(c)	3,836	4,611,572
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	1,445	1,598,689
Mitsubishi UFJ Financial Group Inc.
2.56%, 02/25/30	5,000	5,039,570
2.76%, 09/13/26	4,752	5,004,078
3.20%, 07/18/29(a)	6,812	7,302,924
3.29%, 07/25/27	3,731	4,035,966
3.68%, 02/22/27(a)	4,912	5,423,505
3.74%, 03/07/29	6,867	7,704,682
3.78%, 03/02/25	1,145	1,254,711
	Par
Security	(000)	Value

Banks (continued)
3.85%, 03/01/26	$12,525	$13,927,277
3.96%, 03/02/28	6,962	7,857,355
4.05%, 09/11/28(a)	1,806	2,048,943
Mizuho Financial Group Inc.
2.59%, 05/25/31 (Call 05/25/30)(c)	5,000	5,045,017
2.84%, 09/13/26(a)	4,099	4,329,807
2.87%, 09/13/30 (Call 09/13/29)(c)	5,870	6,107,668
3.15%, 07/16/30 (Call 07/16/29)(c)	458	483,577
3.17%, 09/11/27	6,584	7,097,899
3.48%, 04/12/26(a)(b)	7,807	8,463,018
3.66%, 02/28/27	2,125	2,338,834
4.02%, 03/05/28	5,158	5,885,051
4.25%, 09/11/29 (Call 09/11/28)(a)(c)	2,140	2,464,317
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)(c)	10,460	10,793,970
3.13%, 07/27/26	14,603	15,566,648
3.59%, 07/22/28 (Call 07/22/27)(a)(c)	16,385	17,924,094
3.63%, 01/20/27(a)	15,055	16,469,322
3.77%, 01/24/29 (Call 01/24/28)(c)	9,890	10,990,072
3.88%, 01/27/26	14,703	16,251,090
3.95%, 04/23/27	10,144	11,122,708
4.00%, 07/23/25(a)	8,943	9,911,984
4.35%, 09/08/26	9,686	10,837,192
4.43%, 01/23/30 (Call 01/23/29)(c)	12,663	14,728,956
5.00%, 11/24/25	9,664	11,152,931
6.25%, 08/09/26	1,819	2,267,887
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	637	675,349
National Australia Bank Ltd.
3.50%, 01/10/27(a)(b)	4,025	4,457,926
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	6,130	6,704,307
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,200	5,417,084
3.38%, 01/14/26(a)	2,938	3,194,010
NBK Tier 1 Financing 2 Ltd., 4.50%,
(Call 11/27/25)(b)(c)(d)	2,000	2,038,750
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	2,600	2,977,124
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	3,542	3,891,807
3.38%, 05/08/32 (Call 05/08/27)(a)(c)	652	704,661
3.65%, 08/03/28 (Call 05/03/28)	2,185	2,492,776
3.95%, 10/30/25	4,060	4,567,764
PNC Bank N.A.
2.70%, 10/22/29	1,751	1,796,588
3.10%, 10/25/27 (Call 09/25/27)(a)	4,556	4,913,296
3.25%, 06/01/25 (Call 05/02/25)	5,631	6,049,249
3.25%, 01/22/28 (Call 12/23/27)(a)	4,806	5,212,135
4.05%, 07/26/28	6,372	7,247,141
4.20%, 11/01/25 (Call 10/02/25)	1,582	1,780,535
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	10,050	10,384,978
2.60%, 07/23/26 (Call 05/23/26)(a)	2,085	2,193,195
3.15%, 05/19/27 (Call 04/19/27)	3,138	3,353,209
3.45%, 04/23/29 (Call 01/23/29)(a)	3,733	4,121,023
Royal Bank of Canada, 4.65%, 01/27/26(a)	5,571	6,443,333
Royal Bank of Scotland Group PLC
4.45%, 05/08/30 (Call 05/08/29)(a)(c)	4,030	4,603,096
4.80%, 04/05/26(a)	6,962	7,960,605
4.89%, 05/18/29 (Call 05/18/28)(c)	11,637	13,592,243
5.08%, 01/27/30 (Call 01/27/29)(a)(c)	5,028	5,954,514

10	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	$5,330	$5,496,505
4.40%, 07/13/27 (Call 04/14/27)	5,641	6,186,504
4.50%, 07/17/25 (Call 04/17/25)(a)	4,496	4,997,530
Santander UK Group Holdings PLC
3.82%, 11/03/28 (Call 11/03/27)(c)	4,446	4,834,752
4.75%, 09/15/25(b)	4,268	4,715,056
Shinhan Bank Co. Ltd., 4.00%, 04/23/29(a)(b)	4,250	4,712,188
Societe Generale SA
3.00%, 01/22/30(a)(b)	7,100	7,237,523
4.00%, 01/12/27(a)(b)	4,650	5,075,166
4.25%, 04/14/25(b)	7,660	8,234,926
4.25%, 08/19/26(b)	515	558,303
4.75%, 11/24/25(b)	5,520	6,095,216
4.75%, 09/14/28(a)(b)	1,115	1,292,003
Standard Chartered PLC
3.20%, 04/17/25(b)	150	155,430
4.05%, 04/12/26(b)	8,420	9,102,997
4.30%, 02/19/27(b)	1,197	1,285,794
4.31%, 05/21/30 (Call 05/21/29) (a)(b)(c)	5,450	6,100,373
4.87%, 03/15/33 (Call 03/15/28) (a)(b)(c)	3,050	3,411,643
State Street Corp.
2.40%, 01/24/30	2,600	2,688,496
2.65%, 05/19/26(a)	4,902	5,162,962
3.55%, 08/18/25	8,637	9,514,972
4.14%, 12/03/29 (Call 12/03/28)(c)	1,325	1,559,957
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	13,653	14,257,270
2.72%, 09/27/29(a)	2,095	2,175,749
2.75%, 01/15/30	5,175	5,346,747
3.01%, 10/19/26(a)	3,848	4,082,058
3.04%, 07/16/29	7,397	7,863,824
3.20%, 09/17/29(a)	1,830	1,941,324
3.35%, 10/18/27	2,322	2,545,495
3.36%, 07/12/27(a)	7,755	8,487,231
3.45%, 01/11/27	7,035	7,680,915
3.54%, 01/17/28	6,424	7,100,737
3.78%, 03/09/26	2,417	2,670,076
3.94%, 07/19/28	4,982	5,661,062
4.31%, 10/16/28(a)	2,679	3,133,007
Toronto-Dominion Bank (The), 3.63%, 09/15/31
(Call 09/15/26)(a)(c)	3,647	3,972,921
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)(a)	3,236	3,497,771
3.63%, 09/16/25 (Call 08/16/25)(a)	6,137	6,721,114
3.80%, 10/30/26 (Call 09/30/26)(a)	2,175	2,443,027
4.05%, 11/03/25 (Call 09/03/25)	1,712	1,928,054
Truist Financial Corp.
3.70%, 06/05/25 (Call 05/05/25)(a)	5,445	6,013,614
3.88%, 03/19/29 (Call 02/19/29)(a)	3,460	3,956,273
4.00%, 05/01/25 (Call 03/01/25)	3,605	3,994,553
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)(a)	3,686	3,935,547
3.10%, 04/27/26 (Call 03/27/26)	5,714	6,160,377
3.90%, 04/26/28 (Call 03/24/28)(a)	5,453	6,384,811
3.95%, 11/17/25 (Call 10/17/25)	489	554,270
Series V, 2.38%, 07/22/26 (Call 06/22/26)	4,525	4,736,736
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	5,973	6,537,291
UBS Group AG
3.13%, 08/13/30 (Call 08/13/29) (b)(c)	7,745	8,185,755
	Par
Security	(000)	Value

Banks (continued)
4.13%, 09/24/25(a)(b)	$10,319	$11,503,165
4.13%, 04/15/26(a)(b)	8,191	9,133,202
4.25%, 03/23/28 (Call 03/23/27)(b)	8,808	9,941,155
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	3,335	3,506,152
7.30%, 04/02/34 (Call 04/02/29)(b)(c)	7,475	8,685,442
Wachovia Corp., 7.57%, 08/01/26(a)(e)	555	714,859
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)	2,066	2,332,065
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30)(c).	10,000	10,208,403
2.88%, 10/30/30 (Call 10/30/29)(a)(c)	11,617	12,084,103
3.00%, 02/19/25(a)	6,310	6,670,176
3.00%, 04/22/26	19,220	20,367,319
3.00%, 10/23/26	15,109	16,005,020
3.20%, 06/17/27 (Call 06/17/26)(a)(c)	8,586	9,159,644
3.55%, 09/29/25(a)	15,197	16,526,387
3.58%, 05/22/28 (Call 05/22/27)(c)	13,575	14,758,981
4.10%, 06/03/26(a)	10,237	11,299,619
4.15%, 01/24/29 (Call 10/24/28)(a)	9,083	10,473,451
4.30%, 07/22/27(a)	12,975	14,551,582
Westpac Banking Corp.
2.65%, 01/16/30	1,745	1,822,764
2.70%, 08/19/26(a)	3,473	3,657,960
2.85%, 05/13/26(a)	4,169	4,409,592
3.35%, 03/08/27	3,432	3,778,589
3.40%, 01/25/28(a)	4,539	5,049,719
4.11%, 07/24/34 (Call 07/24/29)(a)(c)	12,040	13,159,034
4.32%, 11/23/31 (Call 11/23/26)(c)	2,283	2,505,188
Wintrust Financial Corp., 4.85%, 06/06/29	117	130,808
Woori Bank, 5.13%, 08/06/28(b)	1,000	1,185,378
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	2,520	2,642,858
		2,174,776,242
Beverages — 2.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	19,137	20,928,817
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)(a)	3,357	3,666,060
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	12,168	13,737,797
4.75%, 01/23/29 (Call 10/23/28)	15,831	18,762,859
Bacardi Ltd.
4.45%, 05/15/25 (Call 03/15/25)(b)	4,150	4,615,770
4.70%, 05/15/28 (Call 02/15/28)(a)(b)	3,591	4,112,489
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)	450	488,676
Coca-Cola Co. (The)
2.13%, 09/06/29(a)	3,986	4,074,066
2.25%, 09/01/26(a)	7,897	8,331,523
2.55%, 06/01/26(a)	2,377	2,541,076
2.88%, 10/27/25(a)	3,270	3,532,154
2.90%, 05/25/27(a)	2,127	2,326,250
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	830	906,165
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30
(Call 10/22/29)	5,500	5,762,845
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	4,386	4,601,808
3.50%, 05/09/27 (Call 02/09/27)(a)	1,223	1,320,526
3.60%, 02/15/28 (Call 11/15/27)	3,392	3,650,831
3.70%, 12/06/26 (Call 09/06/26)	268	294,258

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
4.40%, 11/15/25 (Call 09/15/25)(a)	$2,941	$3,340,397
4.65%, 11/15/28 (Call 08/15/28)(a)	2,239	2,596,080
4.75%, 12/01/25(a)	1,218	1,395,412
Diageo Capital PLC
2.38%, 10/24/29 (Call 07/24/29)	2,735	2,866,036
3.88%, 05/18/28 (Call 02/18/28)	2,927	3,356,986
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	4,280	4,756,577
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)(a)	3,193	3,263,158
3.40%, 11/15/25 (Call 08/15/25)	1,235	1,328,275
3.43%, 06/15/27 (Call 03/15/27)	1,631	1,742,109
4.42%, 05/25/25 (Call 03/25/25)	6,308	7,074,129
4.60%, 05/25/28 (Call 02/25/28)(a)	8,042	9,283,770
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)(a)	7,630	7,977,968
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(a)	6,026	6,299,642
2.63%, 07/29/29 (Call 04/29/29)(a)	3,740	3,992,607
2.75%, 04/30/25 (Call 01/30/25)	6,015	6,373,040
2.85%, 02/24/26 (Call 11/24/25)	4,044	4,324,057
3.00%, 10/15/27 (Call 07/15/27)(a)	5,598	6,102,488
3.50%, 07/17/25 (Call 04/17/25)(a)	3,194	3,494,890
7.00%, 03/01/29(a)	180	253,456
		183,475,047
Biotechnology — 0.6%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	520	529,098
2.45%, 02/21/30 (Call 11/21/29)	6,595	6,710,209
2.60%, 08/19/26 (Call 05/19/26)	5,243	5,547,345
3.13%, 05/01/25 (Call 02/01/25)(a)	2,848	3,051,988
3.20%, 11/02/27 (Call 08/02/27)(a)	2,930	3,202,888
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	4,887	5,405,909
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	9,193	10,319,853
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)(a)	5,737	6,122,369
3.65%, 03/01/26 (Call 12/01/25)	12,434	13,674,260
		54,563,919
Building Materials — 0.6%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)(b)	2,525	2,575,411
2.49%, 02/15/27 (Call 12/15/26)(b)	8,270	8,424,822
2.72%, 02/15/30 (Call 11/15/29)(b)	10,000	10,097,331
CRH America Finance Inc., 3.95%, 04/04/28
(Call 01/04/28)(a)(b)	6,320	7,172,224
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	5,350	5,910,610
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	3,163	3,369,503
4.00%, 06/15/25 (Call 03/15/25)	1,170	1,286,396
Johnson Controls International PLC, 3.90%, 02/14/26
(Call 11/14/25)	903	1,006,960
LafargeHolcim Finance U.S. LLC, 3.50%, 09/22/26
(Call 06/22/26)(a)(b)	375	400,573
Martin Marietta Materials Inc., 3.50%, 12/15/27
(Call 09/15/27)(a)	2,186	2,398,433
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)(a)	2,090	2,265,220
4.38%, 04/01/26 (Call 01/01/26)(a)	819	925,879
4.45%, 04/01/25 (Call 01/01/25)(a)	1,122	1,250,175
	Par
Security	(000)	Value

Building Materials (continued)
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)(a)	$2,845	$2,979,522
3.95%, 08/15/29 (Call 05/15/29)(a)	1,840	2,046,073
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(a)	1,430	1,582,530
4.50%, 04/01/25 (Call 01/01/25)	1,695	1,898,196
		55,589,858
Chemicals — 2.0%
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	2,760	2,838,925
2.50%, 09/27/26 (Call 06/27/26)(b)	7,641	8,079,111
Braskem Netherlands Finance BV
4.50%, 01/10/28(b)	4,825	4,727,746
4.50%, 01/31/30(b)	5,000	4,901,500
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	2,775	3,080,563
CF Industries Inc., 4.50%, 12/01/26(b)	1,765	2,008,269
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	2,507	2,700,768
3.70%, 06/01/28 (Call 03/01/28)(b)	2,000	2,195,627
Dow Chemical Co. (The)
3.63%, 05/15/26 (Call 03/15/26)	3,075	3,348,706
4.55%, 11/30/25 (Call 09/30/25)(a)	4,158	4,721,453
4.80%, 11/30/28 (Call 08/30/28)(a)	7,320	8,582,376
7.38%, 11/01/29	2,375	3,263,716
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	9,880	11,192,658
4.73%, 11/15/28 (Call 08/15/28)	10,321	12,000,854
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	3,891	4,241,558
4.50%, 12/01/28 (Call 09/01/28)	2,715	3,170,500
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	2,562	2,742,071
3.25%, 12/01/27 (Call 09/01/27)(a)	4,258	4,714,535
Equate Petrochemical BV, 4.25%, 11/03/26(b)	4,000	4,318,750
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)(a)	1,308	1,396,706
3.45%, 10/01/29 (Call 07/01/29)(a)	1,233	1,350,643
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)(a)	3,597	3,962,815
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)(a)	1,365	1,566,078
LG Chem Ltd., 3.63%, 04/15/29(b)	1,000	1,076,250
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	7,836	8,506,831
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)(a)	3,120	3,318,155
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	3,471	3,672,715
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	1,272	1,339,786
3.38%, 03/15/25 (Call 12/15/24)	697	744,253
4.00%, 12/15/26 (Call 09/15/26)	741	820,939
4.20%, 04/01/29 (Call 01/01/29)(a)	5,485	6,238,885
OCP SA, 4.50%, 10/22/25(b)	3,000	3,246,563
Orbia Advance Corp. SAB de CV, 4.00%, 10/04/27 (Call 07/04/27)(b)	100	104,781
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)(a)	3,096	3,247,721
3.75%, 03/15/28 (Call 12/15/27)(a)	3,495	3,934,748
Praxair Inc., 3.20%, 01/30/26 (Call 10/30/25)	3,181	3,444,254
Rohm & Haas Co., 7.85%, 07/15/29	1,367	1,860,889

12	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)(a)	$1,595	$1,735,706
4.55%, 03/01/29 (Call 12/01/28)	2,260	2,612,617
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,000	4,525,000
SASOL Financing USA LLC, 6.50%, 09/27/28 (Call 06/27/28)	3,042	3,315,780
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)(a)	4,246	4,447,734
3.45%, 08/01/25 (Call 05/01/25)	93	100,142
3.45%, 06/01/27 (Call 03/01/27)(a)	10,022	10,925,108
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,405	2,595,145
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(b)	2,100	2,334,557
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25) (a)(b)	3,610	3,996,244
5.18%, 04/24/28 (Call 01/24/28) (a)(b)	2,536	2,908,175
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	4,164	4,453,472
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(a)(b)	5,375	6,098,005
		192,710,383
Commercial Services — 1.2%
Ashtead Capital Inc.
4.00%, 05/01/28 (Call 05/01/23) (a)(b)	1,078	1,105,477
4.13%, 08/15/25 (Call 08/15/20) (a)(b)	3,300	3,373,897
4.25%, 11/01/29 (Call 11/01/24) (b)	2,820	2,922,757
4.38%, 08/15/27 (Call 08/15/22) (a)(b)	450	466,437
5.25%, 08/01/26 (Call 08/01/21) (b)	3,775	4,053,969
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	5,810	6,405,441
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	1,586	1,796,644
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)(a)	5,171	5,832,019
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29) (b)	3,000	2,987,813
4.85%, 09/26/28(b)	3,400	3,670,937
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26) (a)(b)	3,185	3,436,571
3.80%, 11/01/25 (Call 08/01/25) (b)	4,345	4,747,405
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29) (b)	2,000	2,114,429
4.25%, 02/01/29 (Call 11/01/28) (b)	1,000	1,171,737
Global Payments Inc.
3.20%, 08/15/29 (Call 05/15/29)	5,885	6,249,429
4.45%, 06/01/28 (Call 03/01/28)	2,165	2,487,711
4.80%, 04/01/26 (Call 01/01/26)	2,468	2,830,852
IHS Markit Ltd.
4.00%, 03/01/26 (Call 12/01/25) (b)	2,300	2,507,230
4.25%, 05/01/29 (Call 02/01/29)	4,798	5,405,225
4.75%, 08/01/28 (Call 05/01/28)	2,917	3,399,588
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)	2,553	2,781,464
4.25%, 02/01/29 (Call 11/01/28)(a)	1,715	2,017,711
PayPal Holdings Inc.
2.65%, 10/01/26 (Call 08/01/26)	5,373	5,613,285
2.85%, 10/01/29 (Call 07/01/29)(a)	7,422	7,785,630
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)(a)	3,863	4,421,263
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	445	461,554
2.95%, 01/22/27 (Call 10/22/26)	1,787	1,913,434
	Par
Security	(000)	Value

Commercial Services (continued)
4.00%, 06/15/25 (Call 03/15/25)	$2,372	$2,667,423
4.40%, 02/15/26 (Call 11/15/25)(a)	3,540	4,064,318
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(b)	4,330	4,598,961
4.13%, 02/02/26 (Call 11/02/25)(b)	100	110,362
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)(a)	1,809	2,007,760
4.13%, 03/15/29 (Call 12/15/28)(a)	4,134	4,756,533
		110,165,266
Computers — 2.1%
Apple Inc.
2.05%, 09/11/26 (Call 07/11/26)	3,876	3,975,635
2.20%, 09/11/29 (Call 06/11/29)	7,355	7,523,428
2.45%, 08/04/26 (Call 05/04/26)(a)	12,494	13,102,626
2.90%, 09/12/27 (Call 06/12/27)(a)	9,985	10,748,911
3.00%, 06/20/27 (Call 03/20/27)(a)	6,300	6,823,278
3.00%, 11/13/27 (Call 08/13/27)(a)	8,478	9,185,593
3.20%, 05/13/25	8,066	8,705,069
3.20%, 05/11/27 (Call 02/11/27)(a)	9,045	9,901,328
3.25%, 02/23/26 (Call 11/23/25)(a)	14,311	15,630,496
3.35%, 02/09/27 (Call 11/09/26)	4,877	5,372,109
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)(b)	8,308	9,321,168
5.30%, 10/01/29 (Call 07/01/29)(a)(b)	5,261	6,050,737
6.02%, 06/15/26 (Call 03/15/26)(b)	21,108	24,739,022
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)(a)	2,377	2,614,177
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	11,891	13,514,014
International Business Machines Corp.
3.30%, 05/15/26	11,308	12,360,883
3.30%, 01/27/27(a)	2,181	2,390,339
3.45%, 02/19/26(a)	5,601	6,129,165
3.50%, 05/15/29	16,619	18,643,856
6.22%, 08/01/27(a)	75	96,908
6.50%, 01/15/28	1,790	2,363,018
7.00%, 10/30/25	580	739,027
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)(a)	3,529	3,764,558
		193,695,345
Cosmetics & Personal Care — 0.4%
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	5,065	5,230,959
3.15%, 03/15/27 (Call 12/15/26)(a)	514	567,698
Procter & Gamble Co. (The)
2.45%, 11/03/26(a)	4,861	5,250,620
2.70%, 02/02/26(a)	2,275	2,459,108
2.85%, 08/11/27(a)	4,252	4,674,195
Unilever Capital Corp.
2.00%, 07/28/26(a)	4,114	4,290,860
2.13%, 09/06/29 (Call 06/06/29)(a)	5,097	5,117,790
2.90%, 05/05/27 (Call 02/05/27)	3,888	4,200,370
3.10%, 07/30/25(a)	1,552	1,684,076
3.38%, 03/22/25 (Call 01/22/25)	1,350	1,479,729
3.50%, 03/22/28 (Call 12/22/27)	5,360	5,988,769
		40,944,174
Distribution & Wholesale — 0.0%
Ferguson Finance PLC, 4.50%, 10/24/28
(Call 07/24/28)(b)	1,630	1,865,024

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)	$4,495	$4,636,021
3.88%, 01/23/28 (Call 10/23/27)	2,469	2,602,343
4.45%, 10/01/25 (Call 08/01/25)	2,635	2,905,709
4.45%, 04/03/26 (Call 02/03/26)	1,434	1,566,727
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	350	378,423
Air Lease Corp.
3.25%, 03/01/25 (Call 01/01/25)	4,393	4,555,487
3.25%, 10/01/29 (Call 07/01/29)	1,157	1,174,955
3.63%, 04/01/27 (Call 01/01/27)(a)	3,894	4,130,195
3.63%, 12/01/27 (Call 09/01/27)	3,030	3,230,117
3.75%, 06/01/26 (Call 04/01/26)(a)	2,929	3,136,215
4.63%, 10/01/28 (Call 07/01/28)(a)	2,374	2,680,688
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	2,225	2,404,316
Ally Financial Inc., 4.63%, 03/30/25(a)	3,462	3,792,275
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)(a)	4,555	4,948,583
4.20%, 11/06/25 (Call 10/06/25)(a)	4,683	5,314,924
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	8,289	9,099,655
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)(a)	2,509	2,658,427
Avolon Holdings Funding Ltd.
3.25%, 02/15/27 (Call 12/15/26)(b)	1,818	1,830,168
4.38%, 05/01/26 (Call 03/01/26)(a)(b)	4,857	5,182,327
Blackstone Holdings Finance Co. LLC, 2.50%, 01/10/30 (Call 10/10/29)(a)(b)	920	964,348
BOC Aviation Ltd.
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	4,705	4,799,100
3.88%, 04/27/26 (Call 01/27/26)(b)	3,420	3,709,631
Brightsphere Investment Group Inc., 4.80%, 07/27/26(a)	350	382,038
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)(a)	2,483	2,758,714
4.25%, 06/02/26 (Call 03/02/26)	1,026	1,164,078
4.85%, 03/29/29 (Call 12/29/28)	4,681	5,566,487
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)(a)	4,494	4,767,540
3.75%, 03/09/27 (Call 02/09/27)(a)	6,550	7,138,603
3.80%, 01/31/28 (Call 12/31/27)(a)	8,072	8,813,404
4.20%, 10/29/25 (Call 09/29/25)	5,690	6,166,685
4.25%, 04/30/25 (Call 03/31/25)	2,470	2,741,056
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	4,230	4,696,429
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)(a)	944	1,006,726
3.20%, 03/02/27 (Call 12/02/26)	5,003	5,453,344
3.20%, 01/25/28 (Call 10/25/27)	3,785	4,129,079
3.25%, 05/22/29 (Call 02/22/29)(a)	1,088	1,198,353
3.45%, 02/13/26 (Call 11/13/25)	795	872,698
3.85%, 05/21/25 (Call 03/21/25)	3,456	3,848,295
4.00%, 02/01/29 (Call 11/01/28)(a)	2,718	3,139,519
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(b)	5,550	6,090,795
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	2,840	3,119,966
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	3,790	4,036,089
3.75%, 06/15/28 (Call 03/15/28)	3,849	4,385,857
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	511	549,176
4.10%, 02/09/27 (Call 11/09/26)	4,745	5,187,107
	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.50%, 01/30/26 (Call 11/30/25)	$3,139	$3,515,738
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	2,435	2,692,918
4.50%, 06/20/28 (Call 03/20/28)	2,193	2,547,356
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)(a)	2,235	2,430,962
Franklin Resources Inc., 2.85%, 03/30/25.	1,613	1,722,146
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25(a)	8,238	8,783,463
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	375	402,070
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(a)(b)	1,000	1,031,563
Invesco Finance PLC, 3.75%, 01/15/26(a)	1,305	1,452,434
Janus Capital Group Inc., 4.88%, 08/01/25
(Call 05/01/25)	1,085	1,213,354
Jefferies Group LLC, 6.45%, 06/08/27	810	978,374
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	4,587	4,992,950
4.85%, 01/15/27	4,063	4,501,661
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	2,217	2,385,436
4.38%, 03/11/29 (Call 12/11/28)	1,016	1,145,027
4.50%, 09/19/28 (Call 06/19/28)	2,140	2,471,154
Legg Mason Inc., 4.75%, 03/15/26	2,735	3,182,902
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)(a)	4,251	4,595,961
2.95%, 06/01/29 (Call 03/01/29)(a)	3,722	4,034,860
3.50%, 02/26/28 (Call 11/26/27)(a)	2,900	3,239,014
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	3,732	4,105,761
Nomura Holdings Inc., 3.10%, 01/16/30.	6,200	6,446,345
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)(b)	2,489	2,919,173
ORIX Corp., 3.70%, 07/18/27(a)	2,075	2,283,618
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(a)(b)	2,125	2,409,123
Power Finance Corp. Ltd., 6.15%, 12/06/28(b)	2,420	2,831,400
Raymond James Financial Inc., 3.63%, 09/15/26(a)	3,455	3,808,131
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)(a)	2,921	3,073,594
3.95%, 12/01/27 (Call 09/01/27)	4,862	5,220,422
4.50%, 07/23/25 (Call 04/23/25)(a)	2,856	3,139,600
5.15%, 03/19/29 (Call 12/19/28)(a)	3,015	3,517,578
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	2,392	2,496,976
3.30%, 04/01/27 (Call 01/01/27)(a)	5,449	5,906,796
3.63%, 04/01/25 (Call 01/01/25)(a)	1,347	1,472,130
Visa Inc.
2.75%, 09/15/27 (Call 06/15/27)	1,824	1,943,960
3.15%, 12/14/25 (Call 09/14/25)	19,094	20,738,430
		292,545,052
Electric — 6.0%
Abu Dhabi National Energy Co. PJSC
4.38%, 04/23/25(a)(b)	2,100	2,304,750
4.38%, 06/22/26(a)(b)	5,000	5,573,438
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(b)	5,000	5,023,800
Adani Transmission Ltd., 4.00%, 08/03/26(b)	1,000	1,037,455
AEP Texas Inc.
3.85%, 10/01/25 (Call 07/01/25)(b)	290	313,931
3.95%, 06/01/28 (Call 03/01/28)	2,690	3,072,461
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)(a)	685	750,325
Alabama Power Co., 2.80%, 04/01/25 (Call 01/01/25)	620	656,988
Alliant Energy Finance LLC, 4.25%, 06/15/28
(Call 03/15/28)(b)	1,935	2,183,951

14	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	$2,436	$2,644,338
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	2,320	2,667,632
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)(a)	838	902,226
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,665	3,100,073
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	75	80,891
Series X, 3.30%, 06/01/27 (Call 03/01/27)(a)	1,000	1,081,289
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(a)	503	524,100
2.60%, 08/15/29 (Call 05/15/29)	2,850	3,010,585
3.15%, 05/15/25 (Call 02/15/25)	740	792,052
Atlantic City Electric Co., 4.00%, 10/15/28
(Call 07/15/28)	1,696	1,959,381
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28
(Call 05/01/28)(a)(b)	1,000	1,130,548
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)(a)	4,067	4,519,977
Baltimore Gas & Electric Co., 2.40%, 08/15/26
(Call 05/15/26).	800	825,302
Berkshire Hathaway Energy Co., 3.25%, 04/15/28
(Call 01/15/28)(a)	4,494	4,915,230
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)(a)	2,715	2,858,147
3.15%, 01/15/27 (Call 07/15/26)(a)	1,485	1,579,580
3.95%, 01/15/26 (Call 07/15/25)	1,087	1,199,973
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,525	1,651,138
Series Z, 2.40%, 09/01/26 (Call 06/01/26).	985	1,023,492
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	2,875	3,321,482
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (Call 06/11/29)(a)(b)	2,030	2,085,171
3.74%, 05/01/26 (Call 02/01/26)	1,203	1,299,369
Cleveland Electric Illuminating Co. (The), 3.50%,
04/01/28 (Call 01/01/28)(b)	650	715,884
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	1,155	1,218,169
3.00%, 05/15/26 (Call 02/15/26)	1,297	1,376,793
3.45%, 08/15/27 (Call 05/15/27)(a)	3,482	3,835,967
3.60%, 11/15/25 (Call 08/15/25)	100	109,280
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(b)	2,710	2,874,294
Comision Federal de Electricidad, 4.75%, 02/23/27(b)	4,250	4,593,984
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	1,930	2,016,108
3.70%, 08/15/28 (Call 05/15/28)	2,234	2,533,863
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	1,557	1,674,305
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	4,869	5,304,444
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(a)	3,705	4,195,557
Series B, 2.90%, 12/01/26 (Call 09/01/26)(a)	700	745,363
Series B, 3.13%, 11/15/27 (Call 08/15/27)	1,880	2,050,430
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	800	932,672
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	1,675	1,954,968
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	3,858	4,260,682
4.25%, 06/01/28 (Call 03/01/28)	2,284	2,606,379
Series D, 2.85%, 08/15/26 (Call 05/15/26)	2,746	2,888,064
Dominion Energy South Carolina Inc., 4.25%, 08/15/28
(Call 05/15/28)(a)	215	242,846
	Par
Security	(000)	Value

Electric (continued)
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	$1,100	$1,123,313
3.38%, 03/01/25 (Call 12/01/24)	142	153,883
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	1,205	1,257,275
2.95%, 03/01/30 (Call 12/01/29)(a)	1,500	1,564,902
3.80%, 03/15/27 (Call 12/15/26)	1,037	1,131,141
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	2,320	2,499,102
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)(a)	1,302	1,353,405
2.45%, 02/01/30 (Call 11/01/29)	2,800	2,918,864
2.95%, 12/01/26 (Call 09/01/26)(a)	909	974,290
3.95%, 11/15/28 (Call 08/15/28)	4,418	5,102,293
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	8,975	9,350,788
3.15%, 08/15/27 (Call 05/15/27)(a)	1,989	2,133,605
3.40%, 06/15/29 (Call 03/15/29)	2,984	3,278,825
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	515	536,808
3.20%, 01/15/27 (Call 10/15/26)(a)	1,450	1,576,936
3.80%, 07/15/28 (Call 04/15/28)(a)	4,157	4,721,204
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	1,455	1,644,659
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	2,441	2,643,023
3.45%, 03/15/29 (Call 12/15/28)	1,967	2,197,674
3.70%, 09/01/28 (Call 06/01/28)(a)	1,808	2,051,112
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(a)(b)	640	675,882
Edison International
4.13%, 03/15/28 (Call 12/15/27)	1,598	1,743,941
5.75%, 06/15/27 (Call 04/15/27)(a)	1,865	2,206,814
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	5,321	5,828,749
4.50%, 09/21/28 (Call 06/21/28)(b)	8,298	9,651,013
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	4,831	5,246,633
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29 (Call 04/18/29)(a)(b)	4,640	4,835,750
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,574	1,690,476
Enel Chile SA, 4.88%, 06/12/28(a)	3,834	4,339,609
Enel Finance International NV
3.50%, 04/06/28(b)	2,710	2,886,484
3.63%, 05/25/27(a)(b)	11,910	12,821,641
4.63%, 09/14/25(b)	4,425	4,971,004
4.88%, 06/14/29(b)	5,333	6,160,925
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(b)	3,000	3,018,825
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)(a)	2,008	2,213,441
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	6,569	6,921,185
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	1,290	1,348,994
3.12%, 09/01/27 (Call 06/01/27)	5,532	6,045,034
3.25%, 04/01/28 (Call 01/01/28)	545	599,234
Entergy Mississippi LLC, 2.85%, 06/01/28
(Call 03/01/28)	660	700,808
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)(a)	1,615	1,874,484
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	3,265	3,369,924
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,031	1,079,142
3.10%, 04/01/27 (Call 01/01/27)	890	965,224

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(a)	$835	$919,172
Eversource Energy
3.35%, 03/15/26 (Call 12/15/25)(a)	575	616,789
Series M, 3.30%, 01/15/28 (Call 10/15/27)(a)	3,390	3,667,210
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	510	592,547
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	3,241	3,501,249
3.95%, 06/15/25 (Call 03/15/25)	4,903	5,409,183
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	9,420	10,438,071
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	2,246	2,441,244
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	5,973	6,339,304
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(a)	450	485,063
3.25%, 03/30/27 (Call 12/30/26)(a)	1,300	1,402,709
Series B, 2.65%, 09/15/29 (Call 06/15/29)(a)	4,220	4,354,758
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27).	605	662,531
Iberdrola International BV, 5.81%, 03/15/25	35	41,016
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	3,145	3,569,345
Interstate Power & Light Co.
3.60%, 04/01/29 (Call 01/01/29)(a)	1,025	1,157,335
4.10%, 09/26/28 (Call 06/26/28)	2,452	2,856,631
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	6,350	7,048,500
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	1,974	2,084,799
3.35%, 11/15/27 (Call 08/15/27)	3,163	3,421,490
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(a)(b)	2,302	2,590,280
Kallpa Generacion SA, 4.13%, 08/16/27
(Call 05/16/27)(b)	2,000	2,103,125
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	560	606,436
Metropolitan Edison Co.
4.00%, 04/15/25(b)	550	598,397
4.30%, 01/15/29 (Call 10/15/28)(a)(b)	1,060	1,240,764
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	1,205	1,302,382
3.65%, 04/15/29 (Call 01/15/29)(a)	6,379	7,239,062
Mid-Atlantic Interstate Transmission LLC, 4.10%,
05/15/28 (Call 02/15/28)(b)	4,490	5,122,045
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)(a)	465	519,717
Monongahela Power Co., 3.55%, 05/15/27
(Call 02/15/27)(b)	100	109,079
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	3,225	3,366,572
3.05%, 04/25/27 (Call 01/25/27)	1,000	1,091,359
3.25%, 11/01/25 (Call 08/01/25)(a)	546	594,194
3.40%, 02/07/28 (Call 11/07/27)(a)	3,303	3,708,856
3.70%, 03/15/29 (Call 12/15/28)(a)	1,947	2,231,761
3.90%, 11/01/28 (Call 08/01/28)	2,211	2,573,627
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	1,538	1,743,915
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,100	1,127,003
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)(a)	2,500	2,612,023
3.25%, 04/01/26 (Call 02/01/26)	2,751	2,940,265
	Par
Security	(000)	Value

Electric (continued)
3.50%, 04/01/29 (Call 01/01/29)(a)	$5,623	$6,170,464
3.55%, 05/01/27 (Call 02/01/27)(a)	7,068	7,685,530
4.80%, 12/01/77 (Call 12/01/27)(c)	160	171,200
5.65%, 05/01/79 (Call 05/01/29)(c)	2,077	2,358,783
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	2,990	3,474,384
NRG Energy Inc., 4.45%, 06/15/29 (Call 03/15/29)(b)	2,035	2,197,006
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	133	139,475
3.20%, 05/15/27 (Call 02/15/27)	2,857	3,104,861
3.25%, 11/15/25 (Call 08/15/25)	135	144,832
3.25%, 05/15/29 (Call 02/15/29)(a)	2,862	3,138,300
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)(a)	3,088	3,504,327
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25 (Call 01/01/25).	350	375,139
PacifiCorp
3.35%, 07/01/25 (Call 04/01/25)(a)	330	357,547
3.50%, 06/15/29 (Call 03/15/29)	1,345	1,531,404
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	1,685	1,814,648
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	1,110	1,192,897
3.60%, 06/01/29 (Call 03/01/29)(b)	1,600	1,784,848
Perusahaan Listrik Negara PT
3.88%, 07/17/29(a)(b)	4,650	4,902,297
4.13%, 05/15/27(b)	2,975	3,189,758
5.45%, 05/21/28(b)	9,895	11,558,597
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)(a)	4,880	5,174,886
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 11/15/24)	810	851,567
3.70%, 06/15/28 (Call 12/15/27)	2,961	3,402,317
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	1,748	1,808,555
2.45%, 01/15/30 (Call 10/15/29)(a)	700	731,195
3.00%, 05/15/25 (Call 02/15/25)	1,560	1,658,957
3.00%, 05/15/27 (Call 02/15/27)(a)	2,347	2,537,347
3.20%, 05/15/29 (Call 02/15/29)(a)	1,324	1,467,688
3.65%, 09/01/28 (Call 06/01/28)	1,564	1,779,513
3.70%, 05/01/28 (Call 02/01/28)	920	1,044,329
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	2,270	2,438,236
Puget Sound Energy Inc., 7.02%, 12/01/27	86	114,588
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	2,556	2,634,227
6.00%, 06/01/26	35	42,957
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,163	3,380,621
3.40%, 02/01/28 (Call 11/01/27)(a)	5,781	6,219,754
3.75%, 11/15/25 (Call 08/15/25)	78	84,963
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)(a)	1,342	1,405,782
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)(a)	2,874	2,998,036
6.65%, 04/01/29	1,075	1,358,436
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	2,547	2,944,796
Series B, 3.65%, 03/01/28 (Call 12/01/27)	4,605	5,144,712
Series E, 3.70%, 08/01/25 (Call 06/01/25)	51	55,994
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)(a)	11,259	12,076,903
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	2,308	2,577,920

16	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	$1,512	$1,589,634
Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	4,325	4,955,311
SP Group Treasury Pte Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	4,200	4,709,117
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	3,568	3,883,968
State Grid Overseas Investment 2016 Ltd.
3.50%, 05/04/27(b)	12,170	13,260,486
4.25%, 05/02/28(a)(b)	1,900	2,196,531
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(b)	6,390	6,879,234
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	395	435,722
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(b)	1,000	1,056,875
Trinidad Generation UnLtd., 5.25%, 11/04/27(b)	1,000	1,063,125
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)(a)	421	449,921
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	2,228	2,392,193
3.50%, 03/15/29 (Call 12/15/28)(a)	1,962	2,198,556
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29 (Call 04/15/29)	2,050	2,190,775
Series A, 3.10%, 05/15/25 (Call 02/15/25).	995	1,060,028
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	3,185	3,428,817
Series A, 3.50%, 03/15/27 (Call 12/15/26)	3,432	3,785,504
Series A, 3.80%, 04/01/28 (Call 01/01/28)	2,736	3,095,550
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,490	1,588,749
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	3,405	3,457,810
4.30%, 07/15/29 (Call 04/15/29)(b)	3,820	3,937,984
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	3,075	3,349,695
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)(a)	1,400	1,526,585
3.05%, 10/15/27 (Call 07/15/27)	1,080	1,175,416
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)(a)	2,126	2,178,291
3.30%, 06/01/25 (Call 12/01/24)	1,687	1,804,750
3.35%, 12/01/26 (Call 06/01/26)	1,613	1,766,295
4.00%, 06/15/28 (Call 12/15/27)(a)	3,219	3,667,551
		559,872,302
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	1,080	1,166,883
Electronics — 0.8%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)(a)	2,080	2,168,744
3.05%, 09/22/26 (Call 06/22/26)	1,867	1,982,891
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,550	2,739,336
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27 (Call 07/01/27)(a)	950	1,040,365
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	1,525	1,560,657
4.35%, 06/01/29 (Call 03/01/29)(a)	1,465	1,682,531
Arrow Electronics Inc.
3.88%, 01/12/28 (Call 10/12/27)	1,773	1,910,055
4.00%, 04/01/25 (Call 01/01/25)	662	706,466
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	1,681	1,835,575
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)(a)	1,810	1,977,425
	Par
Security	(000)	Value

Electronics (continued)
4.88%, 06/15/29 (Call 03/15/29)	$3,250	$3,589,528
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	4,187	4,423,503
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	8,277	8,803,974
2.70%, 08/15/29 (Call 05/15/29)	3,568	3,845,904
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)(a)	1,025	1,093,033
3.50%, 02/15/28 (Call 11/15/27)(a)	2,870	3,126,911
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)(a)	2,585	2,814,724
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	1,240	1,309,888
4.60%, 04/06/27 (Call 01/06/27)	4,366	4,992,818
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)(a)	4,285	4,557,801
Roper Technologies Inc.
2.95%, 09/15/29 (Call 06/15/29)(a)	2,840	3,013,322
3.80%, 12/15/26 (Call 09/15/26)	4,032	4,481,963
3.85%, 12/15/25 (Call 09/15/25)	449	500,457
4.20%, 09/15/28 (Call 06/15/28)(a)	4,204	4,843,728
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	1,706	1,797,253
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	3,016	3,467,449
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)(a)	2,158	2,345,924
3.70%, 02/15/26 (Call 11/15/25)(a)	65	71,235
		76,683,460
Engineering & Construction — 0.2%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(a)	2,725	2,553,240
Mexico City Airport Trust
3.88%, 04/30/28 (Call 01/30/28)(b)	2,822	2,921,652
4.25%, 10/31/26 (Call 07/31/26)(b)	2,937	3,142,590
Sydney Airport Finance Co. Pty Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	5,550	6,010,843
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	910	1,049,842
		15,678,167
Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%,
04/16/29 (Call 01/16/29)(b)	4,350	4,644,304
Environmental Control — 0.4%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	2,263	2,405,317
3.20%, 03/15/25 (Call 12/15/24)	1,422	1,526,692
3.38%, 11/15/27 (Call 08/15/27)(a)	2,366	2,611,069
3.95%, 05/15/28 (Call 02/15/28)	4,923	5,648,666
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	500	513,075
3.50%, 05/01/29 (Call 02/01/29)	1,658	1,840,113
4.25%, 12/01/28 (Call 09/01/28)	2,638	3,085,535
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)(a)	2,494	2,658,364
3.15%, 11/15/27 (Call 08/15/27)(a)	6,678	7,194,139
3.20%, 06/15/26 (Call 04/15/26)	3,838	4,162,742
3.45%, 06/15/29 (Call 03/15/29)(a)	4,170	4,614,247
		36,259,959
Food — 1.8%
Bestfoods, Series F, 6.63%, 04/15/28	250	328,863
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	2,788	2,945,991
3.95%, 03/15/25 (Call 01/15/25)(a)	3,056	3,322,301
4.15%, 03/15/28 (Call 12/15/27)	4,890	5,450,596

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(b)	$5,000	$5,076,562
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	5,331	5,975,599
4.85%, 11/01/28 (Call 08/01/28)	8,509	9,905,327
7.00%, 10/01/28	227	294,319
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	8,665	9,214,354
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(a)	855	925,370
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	2,829	3,064,779
4.00%, 04/17/25 (Call 02/17/25)	4,761	5,261,789
4.20%, 04/17/28 (Call 01/17/28)	6,511	7,493,618
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)(a)	1,597	1,675,897
2.45%, 11/15/29 (Call 08/15/29)(a)	1,500	1,591,068
3.20%, 08/21/25 (Call 05/21/25)	935	1,023,631
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(a)	1,121	1,195,996
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	2,640	2,867,911
3.50%, 03/15/25(a)	5,237	5,685,324
Kellogg Co.
3.25%, 04/01/26	4,025	4,371,926
3.40%, 11/15/27 (Call 08/15/27)(a)	2,806	3,051,742
4.30%, 05/15/28 (Call 02/15/28)	2,742	3,162,942
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	6,477	6,715,302
3.50%, 02/01/26 (Call 11/01/25)	275	298,544
3.70%, 08/01/27 (Call 05/01/27)(a)	3,720	4,140,053
4.50%, 01/15/29 (Call 10/15/28)(a)	3,658	4,310,101
8.00%, 09/15/29	40	56,699
Mars Inc., 2.70%, 04/01/25 (Call 03/01/25)(b)	1,850	1,964,048
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	4,500	4,911,861
Mondelez International Inc.
3.63%, 02/13/26 (Call 12/13/25)	3,425	3,818,346
4.13%, 05/07/28 (Call 02/07/28)(a)	2,675	3,127,942
Nestle Holdings Inc.
3.50%, 09/24/25 (Call 07/24/25)(a)(b)	4,449	4,898,164
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	6,125	7,026,286
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(b)	5,000	5,242,187
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(b)	2,175	2,378,566
Smithfield Foods Inc.
4.25%, 02/01/27 (Call 11/01/26)(a)(b)	2,995	3,217,893
5.20%, 04/01/29 (Call 01/01/29)(b)	1,155	1,318,770
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,500	2,550,779
3.25%, 07/15/27 (Call 04/15/27)(a)	4,028	4,394,146
3.30%, 07/15/26 (Call 04/15/26)	4,475	4,866,493
3.55%, 03/15/25 (Call 01/15/25)(a)	1,760	1,924,358
3.75%, 10/01/25 (Call 07/01/25)(a)	1,497	1,666,395
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	4,184	4,579,618
4.00%, 03/01/26 (Call 01/01/26)(a)	4,394	4,906,461
4.35%, 03/01/29 (Call 12/01/28)(a)	5,486	6,445,480
		168,644,397
Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	2,700	2,770,031
4.20%, 01/29/30 (Call 10/29/29)(b)	2,100	2,155,781
	Par
Security	(000)	Value

Forest Products & Paper (continued)
4.25%, 04/30/29 (Call 01/30/29)(a)(b)	$2,300	$2,379,385
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(a)	3,268	3,566,205
Georgia-Pacific LLC
3.60%, 03/01/25 (Call 12/01/24)(a)(b)	850	921,791
7.25%, 06/01/28	495	677,529
7.38%, 12/01/25(a)	1,065	1,388,239
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	3,866	4,150,096
3.80%, 01/15/26 (Call 10/15/25)(a)	4,326	4,802,124
Inversiones CMPC SA
3.85%, 01/13/30 (Call 10/13/29)(b)	2,000	2,045,000
4.38%, 04/04/27(a)(b)	2,000	2,137,500
Suzano Austria GmbH
5.00%, 01/15/30 (Call 10/15/29)(a)	4,500	4,675,303
6.00%, 01/15/29 (Call 10/15/28)	10,146	11,370,433
		43,039,417
Gas — 0.5%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)(a)	1,240	1,313,092
3.00%, 06/15/27 (Call 03/15/27)(a)	1,033	1,108,988
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	2,545	2,728,930
3.15%, 08/01/27 (Call 05/01/27)(b)	1,045	1,131,123
Brooklyn Union Gas Co. (The), 3.87%, 03/04/29 (Call 12/04/28)(a)(b)	2,725	3,103,440
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	1,060	1,188,969
Dominion Energy Gas Holdings LLC, Series B, 3.00%,
11/15/29 (Call 08/15/29)(a)	2,085	2,181,455
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(a)(b)	502	527,003
Korea Gas Corp., 2.88%, 07/16/29(b)	3,150	3,425,223
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	1,977	2,084,781
4.75%, 09/01/28 (Call 06/01/28)	2,372	2,597,137
5.20%, 07/15/25 (Call 04/15/25)	81	90,782
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	3,008	3,155,041
3.49%, 05/15/27 (Call 02/15/27)(a)	5,644	6,149,391
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)(a)	4,910	5,483,802
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)(a)	721	775,282
Series TT, 2.60%, 06/15/26 (Call 03/15/26).	1,165	1,220,255
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	2,500	2,639,330
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	835	902,031
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)(a)	1,700	1,866,237
		43,672,292
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)(a)	1,439	1,613,037
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	3,007	3,287,252
4.00%, 03/15/60 (Call 03/15/25)(c)	2,000	2,015,418
4.25%, 11/15/28 (Call 08/15/28)	2,955	3,461,035
		10,376,742
Health Care - Products — 1.0%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	5,100	5,467,832

18	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
3.75%, 11/30/26 (Call 08/30/26)(a)	$7,428	$8,380,185
3.88%, 09/15/25 (Call 06/15/25)(a)	2,465	2,742,995
Alcon Finance Corp.
2.75%, 09/23/26 (Call 07/23/26)(b)	300	314,038
3.00%, 09/23/29 (Call 06/23/29)(b)	5,455	5,715,747
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)(a)	3,716	3,889,979
Boston Scientific Corp.
3.75%, 03/01/26 (Call 01/01/26)	4,513	4,963,260
3.85%, 05/15/25	1,581	1,742,097
4.00%, 03/01/29 (Call 12/01/28)(a)	4,456	5,118,528
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(a)	3,177	3,461,378
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	4,087	4,250,339
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)(a)	1,463	1,695,044
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	3,168	3,506,335
Medtronic Inc., 3.50%, 03/15/25	9,160	10,047,586
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	3,021	3,286,909
3.50%, 03/15/26 (Call 12/15/25)(a)	5,827	6,378,485
3.65%, 03/07/28 (Call 12/07/27)(a)	2,859	3,170,877
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	2,650	2,766,776
2.95%, 09/19/26 (Call 06/19/26)(a)	5,146	5,493,898
3.20%, 08/15/27 (Call 05/15/27)(a)	3,889	4,211,190
3.65%, 12/15/25 (Call 09/15/25)(a)	2,445	2,702,175
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	8,090	8,686,093
		97,991,746
Health Care - Services — 1.4%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)(a)	620	712,864
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)(a)	4,255	4,383,800
3.65%, 12/01/27 (Call 09/01/27)(a)	3,346	3,660,766
4.10%, 03/01/28 (Call 12/01/27)(a)	8,009	8,987,792
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	2,250	2,387,320
Fresenius Medical Care U.S. Finance III Inc., 3.75%,
06/15/29 (Call 03/15/29)(a)(b)	2,350	2,538,400
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)(a)	9,129	10,017,207
4.50%, 02/15/27 (Call 08/15/26)(a)	6,064	6,710,357
5.25%, 04/15/25(a)	2,246	2,552,348
5.25%, 06/15/26 (Call 12/15/25)(a)	6,596	7,541,584
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)(a)	1,239	1,308,048
3.95%, 03/15/27 (Call 12/15/26)(a)	4,675	5,175,990
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	2,260	2,466,786
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (Call 09/01/29)	2,175	2,266,876
3.60%, 09/01/27 (Call 06/01/27)(a)	2,143	2,351,195
Providence St Joseph Health Obligated Group, Series
19A, 2.53%, 10/01/29 (Call 07/01/29)	2,108	2,181,823
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	920	951,896
3.45%, 06/01/26 (Call 03/01/26)	2,714	2,952,537
3.50%, 03/30/25 (Call 12/30/24)(a)	1,736	1,873,727
	Par
Security	(000)	Value

Health Care - Services (continued)
4.20%, 06/30/29 (Call 03/30/29)	$1,445	$1,659,896
Roche Holdings Inc.
2.38%, 01/28/27 (Call 10/28/26)(b)	2,000	2,096,946
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	10,095	10,730,782
3.63%, 09/17/28 (Call 06/17/28)(b)	2,580	2,957,763
Sutter Health, Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	100	112,285
Toledo Hospital (The), Series B, 5.33%, 11/15/28	847	986,663
UnitedHealth Group Inc.
2.88%, 08/15/29(a)	908	966,495
2.95%, 10/15/27(a)	4,359	4,648,517
3.10%, 03/15/26(a)	5,666	6,096,898
3.38%, 04/15/27	3,957	4,308,533
3.45%, 01/15/27(a)	3,021	3,303,681
3.70%, 12/15/25	1,933	2,146,024
3.75%, 07/15/25	6,168	6,836,256
3.85%, 06/15/28	9,170	10,393,546
3.88%, 12/15/28	3,437	3,924,611
Universal Health Services Inc., 5.00%, 06/01/26 (Call 06/01/21)(b)	200	207,500
		132,397,712
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	1,986	2,031,166
4.25%, 03/01/25 (Call 01/01/25)	2,369	2,539,387
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,000	2,187,500
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29 (Call 06/06/29)(b)	8,000	8,410,000
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(a)(b)	2,300	2,573,125
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)(a)	1,616	1,668,457
4.00%, 03/30/25 (Call 02/28/25)	1,756	1,836,109
		21,245,744
Home Furnishings — 0.1%
Controladora Mabe SA de CV, 5.60%, 10/23/28 (Call 07/23/28)(b)	2,000	2,250,000
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,842	1,992,499
4.40%, 03/15/29 (Call 12/15/28)(a)	2,757	3,150,129
Panasonic Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	2,250	2,416,216
Whirlpool Corp.
3.70%, 05/01/25(a)	201	219,146
4.75%, 02/26/29 (Call 11/26/28)(a)	2,690	3,127,382
		13,155,372
Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	2,814	3,369,147
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)(a)	1,376	1,498,353
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)(a)	2,260	2,461,310
3.90%, 05/15/28 (Call 02/15/28)(a)	2,090	2,430,146
Kimberly-Clark Corp.
2.65%, 03/01/25(a)	50	52,957
2.75%, 02/15/26	2,004	2,129,505
3.05%, 08/15/25	2,955	3,200,315
3.20%, 04/25/29 (Call 01/25/29)(a)	915	1,017,727
3.95%, 11/01/28 (Call 08/01/28)	2,253	2,609,474

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Household Products & Wares (continued)
Reckitt Benckiser Treasury Services PLC, 3.00%,
06/26/27 (Call 03/26/27)(a)(b)	$10,425	$11,132,381
		29,901,315
Insurance — 3.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)	3,010	3,311,000
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)(a)	2,016	2,155,964
3.25%, 03/17/25(a)	3,291	3,536,898
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(b)	200	211,563
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	4,000	4,439,751
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	2,500	2,815,625
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)	1,620	1,787,287
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)(a)	2,622	2,851,022
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	1,600	1,771,547
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)(a)	1,066	1,160,783
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	6,789	7,405,403
3.90%, 04/01/26 (Call 01/01/26)(a)	5,937	6,573,688
4.20%, 04/01/28 (Call 01/01/28)(a)	6,525	7,302,652
4.25%, 03/15/29 (Call 12/15/28)(a)	5,381	6,143,333
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)	470	519,937
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	4,553	5,077,334
4.50%, 12/15/28 (Call 09/15/28)	3,595	4,190,917
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	5,660	6,289,927
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)(a)	1,695	1,953,749
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	1,969	2,283,245
Athene Global Funding, 2.95%, 11/12/26(a)(b)	1,950	2,054,220
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	4,984	5,308,118
AXIS Specialty Finance LLC, 3.90%, 07/15/29 (Call 04/15/29)	6,814	7,558,657
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,785	1,996,994
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	12,302	13,324,389
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)(a)	6,891	7,129,967
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)(a)	2,071	2,380,785
Chubb INA Holdings Inc.
3.15%, 03/15/25	1,150	1,242,404
3.35%, 05/03/26 (Call 02/03/26)	1,710	1,887,660
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	4,197	4,549,294
3.90%, 05/01/29 (Call 02/01/29)(a)	1,414	1,620,024
4.50%, 03/01/26 (Call 12/01/25)	1,722	1,955,883
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)(a)	655	741,680
5.25%, 05/30/29 (Call 02/28/29)	2,979	3,409,060
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%,
(Call 07/24/26)(a)(b)(c)(d)	9,510	10,104,375
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	1,301	1,469,740
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	8,643	9,724,942
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)(a)	2,445	2,759,426
	Par
Security	(000)	Value

Insurance (continued)
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)(a)	$1,842	$2,119,176
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	2,500	2,645,873
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	2,854	3,329,253
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(a)(b)	125	144,004
Hartford Financial Services Group Inc. (The), 2.80%,
08/19/29 (Call 05/19/29)(a)	3,246	3,434,833
Jackson National Life Global Funding
3.05%, 04/29/26(b)	561	605,585
3.05%, 06/21/29(a)(b)	1,500	1,657,074
3.88%, 06/11/25(b)	4,795	5,339,680
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	3,375	3,974,219
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	1,319	1,406,420
3.35%, 03/09/25(a)	1,700	1,821,230
3.63%, 12/12/26 (Call 09/15/26)(a)	2,675	2,952,121
3.80%, 03/01/28 (Call 12/01/27)(a)	1,990	2,230,343
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	3,639	4,058,131
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(c)	2,993	3,219,420
4.15%, 03/04/26	6,271	7,127,029
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)(a)	1,670	1,807,588
3.50%, 11/01/27 (Call 08/01/27)(a)	1,870	2,041,157
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)(a)	2,672	2,874,886
3.75%, 03/14/26 (Call 12/14/25)(a)	2,109	2,320,973
4.38%, 03/15/29 (Call 12/15/28)(a)	6,484	7,561,194
MassMutual Global Funding II
2.35%, 01/14/27(b)	2,550	2,661,302
3.40%, 03/08/26(b)	3,405	3,740,911
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28)(a)(b)(c)	4,500	5,162,247
5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	5,250	5,889,502
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,856	3,122,654
MetLife Inc.
3.00%, 03/01/25(a)	5,081	5,442,611
3.60%, 11/13/25 (Call 08/13/25)(a)	5,129	5,654,071
Metropolitan Life Global Funding I
3.00%, 09/19/27(a)(b)	1,718	1,848,927
3.05%, 06/17/29(b)	3,565	3,915,420
3.45%, 12/18/26(a)(b)	4,016	4,439,787
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29)(a)(b)(c)(d)	4,000	4,585,000
New York Life Global Funding, 3.00%, 01/10/28(a)(b)	4,725	5,206,774
Nippon Life Insurance Co.
3.40%, 01/23/50 (Call 01/23/30)(b)(c)	5,000	5,150,000
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	7,000	7,717,500
Ohio National Financial Services Inc., 5.55%, 01/24/30 (Call 10/24/29)(b)	2,100	2,229,344
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)(a)	2,410	2,664,918
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	2,997	3,332,741
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)(a)	756	814,131
3.40%, 05/15/25 (Call 02/15/25)(a)	3,100	3,360,994
3.70%, 05/15/29 (Call 02/15/29)	3,859	4,393,212

20	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Principal Life Global Funding II
2.50%, 09/16/29 (Call 06/16/29)(a)(b)	$2,750	$2,872,850
3.00%, 04/18/26(a)(b)	520	555,349
Progressive Corp. (The) 2.45%, 01/15/27(a)	4,621	4,860,795
4.00%, 03/01/29 (Call 12/01/28)(a)	1,158	1,364,205
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(a)(b)	2,150	2,346,990
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	360	409,307
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)(a)	4,014	4,517,226
4.50%, 09/15/47 (Call 09/15/27)(a)(c)	1,235	1,305,247
5.38%, 05/15/45 (Call 05/15/25)(c)	6,826	7,453,173
5.70%, 09/15/48 (Call 09/15/28)(a)(c)	4,189	4,736,712
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	650	844,605
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	2,702	3,018,938
3.95%, 09/15/26 (Call 06/15/26)(a)	2,671	2,960,951
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	504	553,344
3.70%, 04/01/25 (Call 01/01/25)(a)	1,080	1,182,343
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)(a)	2,784	3,135,326
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(a)(b)	390	411,372
Sumitomo Life Insurance Co., 4.00%, 09/14/77
(Call 09/14/27)(a)(b)(c)	3,500	3,753,750
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49
(Call 04/02/29)(b)(c)	3,000	3,394,500
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)(a).	711	805,151
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	3,018	3,372,680
Voya Financial Inc.
3.65%, 06/15/26	1,024	1,131,745
4.70%, 01/23/48 (Call 01/23/28)(a)(c)	2,233	2,234,273
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	1,185	1,241,923
4.50%, 09/15/28 (Call 06/15/28)(a)	5,149	5,945,697
XLIT Ltd., 4.45%, 03/31/25(a)	2,969	3,323,380
		362,733,310
Internet — 1.3%
Alibaba Group Holding Ltd., 3.40%, 12/06/27
(Call 09/06/27)(a)	10,258	11,114,543
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)(a)	9,666	9,999,861
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)	11,413	12,515,306
5.20%, 12/03/25 (Call 09/03/25)(a)	6,480	7,700,076
Baidu Inc.
3.63%, 07/06/27	2,480	2,685,375
4.13%, 06/30/25	2,045	2,248,861
4.38%, 03/29/28 (Call 12/29/27)(a)	3,600	4,109,625
4.88%, 11/14/28 (Call 08/14/28)(a)	884	1,042,015
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	1,677	1,834,992
3.60%, 06/01/26 (Call 03/01/26)	5,348	5,856,405
3.65%, 03/15/25 (Call 12/15/24)	2,240	2,431,785
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)(a)	4,580	4,997,047
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(b)	3,500	3,418,243
3.80%, 02/15/28 (Call 11/15/27)	5,971	6,139,167
	Par
Security	(000)	Value

Internet (continued)
5.00%, 02/15/26 (Call 11/15/25)	$2,214	$2,494,470
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	4,000	4,153,419
3.88%, 04/29/26	420	455,175
Prosus NV, 4.85%, 07/06/27 (Call 04/06/27)(b)	4,775	5,288,313
Tencent Holdings Ltd.
3.58%, 04/11/26 (Call 02/11/26)(b)	3,360	3,646,405
3.60%, 01/19/28 (Call 10/19/27)(b)	13,775	14,861,691
3.98%, 04/11/29 (Call 01/11/29)(b)	11,000	12,320,000
		119,312,774
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29(a)	2,857	2,973,515
4.55%, 03/11/26(a)	1,956	2,120,652
6.13%, 06/01/25(a)	1,685	1,950,646
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	2,000	2,118,750
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,000	2,023,400
Nucor Corp., 3.95%, 05/01/28 (Call 02/01/28)	3,266	3,670,768
Steel Dynamics Inc., 5.00%, 12/15/26 (Call 12/15/21)(a)	2,250	2,413,420
Vale Overseas Ltd., 6.25%, 08/10/26	9,087	10,661,868
		27,933,019
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,379	1,466,692
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	3,805	3,908,588
		5,375,280

Lodging — 0.4%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	30	31,800
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	2,955	3,307,021
4.85%, 03/15/26 (Call 12/15/25)	515	588,646
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	5,119	5,349,929
3.90%, 08/08/29 (Call 05/08/29)	3,034	3,231,961
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	365	393,894
3.75%, 10/01/25 (Call 07/01/25)	301	321,621
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	629	726,333
Series R, 3.13%, 06/15/26 (Call 03/15/26)	5,354	5,619,556
Series X, 4.00%, 04/15/28 (Call 01/15/28)	3,135	3,463,898
Sands China Ltd.
5.13%, 08/08/25 (Call 06/08/25)	8,777	9,838,468
5.40%, 08/08/28 (Call 05/08/28)(a)	7,851	9,014,597
		41,887,724
Machinery — 0.7%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28).	3,475	3,962,685
Caterpillar Financial Services Corp., 2.40%, 08/09/26(a)	2,765	2,888,315
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)(a).	325	342,260
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,934	3,125,852
Deere & Co., 5.38%, 10/16/29	535	699,650
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	170	181,086
3.15%, 11/15/25 (Call 08/15/25)	1,915	2,069,059
John Deere Capital Corp.
2.25%, 09/14/26(a)	4,806	4,999,931
2.45%, 01/09/30	1,440	1,494,178
2.65%, 06/10/26(a)	2,568	2,737,433
2.80%, 09/08/27	3,133	3,377,899

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
2.80%, 07/18/29(a)	$2,322	$2,494,869
$3.05%, 01/06/28(a)	3,320	3,640,713
3.40%, 09/11/25(a)	575	633,168
3.45%, 03/13/25	4,326	4,709,776
3.45%, 03/07/29(a)	1,489	1,685,377
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	2,635	2,902,205
Oshkosh Corp.
4.60%, 05/15/28 (Call 02/15/28)(a)	1,760	1,992,131
5.38%, 03/01/25 (Call 03/12/20)	298	306,165
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)(b)	1,660	1,698,627
2.57%, 02/15/30 (Call 11/15/29)(b)	2,000	2,057,494
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	509	539,810
3.50%, 03/01/29 (Call 12/01/28)(a)	3,596	4,103,699
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	943	985,962
4.95%, 09/15/28 (Call 06/15/28)(a)	5,896	6,763,620
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	2,902	3,155,774
		63,547,738
Manufacturing — 0.9%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(a)	3,595	3,699,141
2.38%, 08/26/29 (Call 05/26/29)	5,681	5,829,293
2.88%, 10/15/27 (Call 07/15/27)(a)	3,518	3,724,696
3.00%, 08/07/25(a)	3,526	3,786,435
3.38%, 03/01/29 (Call 12/01/28)	4,248	4,684,548
3.63%, 09/14/28 (Call 06/14/28)	830	928,296
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	290	289,257
3.75%, 12/01/27 (Call 09/01/27)(a)	395	435,464
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	4,362	4,759,781
General Electric Co., 5.55%, 01/05/26(a)	1,014	1,189,835
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)	768	836,363
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	4,144	4,458,737
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	1,737	1,965,838
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(a)	2,324	2,538,868
3.80%, 03/21/29 (Call 12/21/28)(a)	3,884	4,370,107
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	3,796	4,112,347
3.25%, 06/14/29 (Call 03/14/29)	4,998	5,428,738
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)(a)	685	770,331
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26(a)(b)	10,775	11,150,715
3.25%, 05/27/25(b)	2,525	2,731,928
3.40%, 03/16/27(a)(b)	10,240	11,280,141
6.13%, 08/17/26(b)	2,670	3,347,074
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)(a)	250	264,914
3.65%, 03/15/27 (Call 12/15/26)(a)	2,789	3,000,913
3.88%, 03/01/25 (Call 12/01/24)(a)	1,520	1,649,345
3.90%, 09/17/29 (Call 06/17/29)(a)	930	1,032,428
4.00%, 03/15/26 (Call 12/15/25)	765	838,007
		89,103,540
	Par
Security	(000)	Value

Media — 2.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)(a)	$5,280	$5,633,448
4.20%, 03/15/28 (Call 12/15/27)	5,518	6,018,034
4.91%, 07/23/25 (Call 04/23/25)(a)	18,531	20,854,259
5.05%, 03/30/29 (Call 12/30/28)(a)	5,326	6,173,631
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	8,715	9,006,204
3.15%, 03/01/26 (Call 12/01/25)(a)	11,537	12,446,294
3.15%, 02/15/28 (Call 11/15/27)(a)	7,663	8,323,859
3.30%, 02/01/27 (Call 11/01/26)	5,740	6,241,620
3.38%, 08/15/25 (Call 05/15/25)	7,206	7,833,074
3.55%, 05/01/28 (Call 02/01/28)(a)	5,534	6,155,708
3.95%, 10/15/25 (Call 08/15/25)(a)	10,442	11,694,624
4.15%, 10/15/28 (Call 07/15/28)	16,518	19,159,867
Cox Communications Inc.
3.35%, 09/15/26 (Call 06/15/26)(a)(b)	4,968	5,315,449
3.50%, 08/15/27 (Call 05/15/27)(b)	3,868	4,166,047
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	1,339	1,427,731
3.95%, 06/15/25 (Call 03/15/25)	2,684	2,934,199
3.95%, 03/20/28 (Call 12/20/27)	8,357	9,135,915
4.13%, 05/15/29 (Call 02/15/29)(a)	1,805	1,995,962
4.90%, 03/11/26 (Call 12/11/25)(a)	3,798	4,326,818
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(b)	9,133	10,749,050
Grupo Televisa SAB, 6.63%, 03/18/25	1,345	1,623,247
TCI Communications Inc.
7.13%, 02/15/28	381	517,652
7.88%, 02/15/26	1,215	1,613,784
Thomson Reuters Corp., 3.35%, 05/15/26
(Call 02/15/26)	2,153	2,291,065
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	5,597	5,714,450
2.95%, 06/15/27(a)	4,946	5,409,907
3.00%, 02/13/26	4,257	4,625,933
3.15%, 09/17/25(a)	2,386	2,608,419
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	2,487	2,550,415
3.38%, 02/15/28 (Call 11/15/27)(a)	2,140	2,280,133
3.70%, 06/01/28 (Call 03/01/28)	119	128,640
4.00%, 01/15/26 (Call 10/15/25)	4,089	4,484,133
4.20%, 06/01/29 (Call 03/01/29)(a)	2,918	3,275,703
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	4,268	4,304,907
3.38%, 11/15/26 (Call 08/15/26)(a)	3,530	3,907,486
3.70%, 10/15/25 (Call 07/15/25)(a)	3,405	3,794,112
		208,721,779
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	5,586	5,989,349
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	1,165	1,330,679
Worthington Industries Inc., 4.55%, 04/15/26(a)	100	111,816
		7,431,844
Mining — 0.9%
Anglo American Capital PLC
4.00%, 09/11/27(b)	345	377,945
4.50%, 03/15/28 (Call 12/15/27)(b)	7,925	8,917,363
4.75%, 04/10/27(a)(b)	1,330	1,517,092
4.88%, 05/14/25(b)	1,215	1,374,642

22	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
BHP Billiton Finance USA Ltd., 6.75%, 10/19/75 (Call 10/20/25)(b)(c)	$10,462	$12,162,075
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29) (b)	6,750	6,851,090
3.15%, 01/14/30 (Call 10/14/29) (b)	3,250	3,310,941
3.63%, 08/01/27 (Call 05/01/27) (b)	8,525	9,145,727
Glencore Funding LLC
3.88%, 10/27/27 (Call 07/27/27) (b)	705	739,697
4.00%, 03/27/27 (Call 12/27/26) (a)(b)	6,815	7,373,526
4.88%, 03/12/29 (Call 12/12/28) (a)(b)	2,609	2,935,220
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(b)	4,562	5,600,311
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	2,561	2,782,859
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27 (Call 06/29/27)(a)(b)	2,562	2,685,320
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	1,400	1,456,739
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	7,996	8,850,159
7.13%, 07/15/28	960	1,334,473
Southern Copper Corp., 3.88%, 04/23/25(a)	2,175	2,320,453
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)	1,275	1,407,002
		81,142,634
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,275	2,714,619

Oil & Gas — 6.2%
Aker BP ASA, 3.75%, 01/15/30 (Call 10/15/29)(b)	2,550	2,595,910
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29) (a)	1,050	1,102,467
4.38%, 10/15/28 (Call 07/15/28)	4,795	5,046,372
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	5,854	6,222,072
3.12%, 05/04/26 (Call 02/04/26) (a)	4,839	5,168,421
3.41%, 02/11/26 (Call 12/11/25)	3,736	4,065,443
3.59%, 04/14/27 (Call 01/14/27) (a)	5,399	5,928,750
3.80%, 09/21/25 (Call 07/21/25)	2,845	3,144,604
3.94%, 09/21/28 (Call 06/21/28) (a)	3,359	3,811,185
4.23%, 11/06/28 (Call 08/06/28) (a)	5,626	6,525,819
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)	550	587,750
3.28%, 09/19/27 (Call 06/19/27) (a)	8,509	9,146,978
3.51%, 03/17/25	6,035	6,562,115
3.72%, 11/28/28 (Call 08/28/28)	2,314	2,577,433
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)(a)	6,931	7,365,144
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(a)	4,412	4,731,918
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	7,605	8,137,541
3.33%, 11/17/25 (Call 08/17/25)	5,671	6,229,799
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27) (a)	2,857	2,963,192
4.38%, 03/15/29 (Call 12/15/28)	2,821	2,952,811
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	2,125	2,233,906
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	6,055	6,537,508
4.38%, 05/02/28	8,743	10,076,307
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	6,519	6,776,743
4.30%, 08/15/28 (Call 05/15/28)	2,789	3,034,095
	Par
Security	(000)	Value

Oil & Gas (continued)
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	$6,257	$7,315,846
ConocoPhillips Holding Co., 6.95%, 04/15/29	7,464	10,185,143
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(a)	4,322	4,211,574
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(b)	1,683	1,761,365
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)(a)	3,085	3,661,346
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)(a)	3,622	3,677,287
3.50%, 12/01/29 (Call 09/01/29)(a)	6,165	6,086,698
5.38%, 05/31/25 (Call 05/31/20)	340	355,038
Ecopetrol SA, 5.38%, 06/26/26 (Call 03/26/26)	6,223	6,981,428
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(b)	4,540	4,728,694
5.25%, 11/06/29 (Call 08/06/29)(b)	2,000	2,267,500
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	6,251	7,164,923
Series X-R, 4.75%, 09/12/28(b)	4,229	4,980,241
Eni USA Inc., 7.30%, 11/15/27	213	283,506
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	753	800,271
4.15%, 01/15/26 (Call 10/15/25)(a)	4,145	4,651,585
Equinor ASA
3.63%, 09/10/28 (Call 06/10/28)(a)	10,885	12,291,275
6.50%, 12/01/28(a)(b)	385	520,451
7.15%, 01/15/29(a)	633	874,484
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	7,501	7,748,360
2.44%, 08/16/29 (Call 05/16/29)	5,733	5,972,381
2.71%, 03/06/25 (Call 12/06/24)(a)	5,478	5,754,045
3.04%, 03/01/26 (Call 12/01/25)(a)	6,330	6,790,730
Gazprom PJSC Via Gaz Capital SA, 4.95%, 02/06/28(b)	5,000	5,565,000
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	396	438,768
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)(a)	7,804	8,262,538
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	4,378	4,891,780
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	3,082	3,323,936
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	3,921	4,143,811
4.40%, 07/15/27 (Call 04/15/27)(a)	4,709	5,149,636
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)(a)	1,948	2,117,140
5.13%, 12/15/26 (Call 09/15/26)(a)	5,013	5,893,654
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)(a)	1,683	1,787,770
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)(a)	1,050	1,058,833
3.85%, 01/15/28 (Call 10/15/27)(a)	5,138	5,321,503
8.00%, 04/01/27(a)	275	348,298
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)(a)	1,783	1,769,089
3.20%, 08/15/26 (Call 06/15/26)	3,586	3,651,890
3.40%, 04/15/26 (Call 01/15/26)(a)	5,651	5,782,027
3.50%, 06/15/25 (Call 03/15/25)(a)	2,067	2,132,955
3.50%, 08/15/29 (Call 05/15/29)	8,391	8,442,228
5.55%, 03/15/26 (Call 12/15/25)(a)	5,001	5,669,868
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(a)	3,074	2,963,764
5.15%, 11/15/29 (Call 08/15/29)(a)	349	368,166
Pertamina Persero PT
3.10%, 01/21/30 (Call 10/21/29)(b)	2,000	1,981,410
3.65%, 07/30/29(a)(b)	2,500	2,598,438

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Petroleos Mexicanos
4.50%, 01/23/26(a)	$5,747	$5,617,693
5.35%, 02/12/28(a)	11,210	10,952,170
6.49%, 01/23/27 (Call 11/23/26)(b)	11,110	11,637,725
6.50%, 03/13/27	23,815	24,881,436
6.50%, 01/23/29(a)	7,305	7,497,943
6.84%, 01/23/30 (Call 10/23/29)(a)(b)	16,835	17,550,487
6.88%, 08/04/26	12,639	13,747,440
Petronas Capital Ltd., 3.50%, 03/18/25(b)	7,875	8,470,547
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)(a)	4,262	4,700,618
Pioneer Natural Resources Co.
4.45%, 01/15/26 (Call 10/15/25)(a)	4,393	4,908,845
7.20%, 01/15/28	240	309,015
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30 (Call 07/15/29)(b)	2,000	2,125,000
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)(b)	2,350	2,594,400
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	2,750	3,166,797
6.33%, 09/30/27(a)(b)	4,250	4,969,844
Saudi Arabian Oil Co., 3.50%, 04/16/29(b)	13,020	13,821,544
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	4,795	4,888,071
2.50%, 09/12/26	5,906	6,132,745
2.88%, 05/10/26(a)	8,762	9,328,591
3.25%, 05/11/25(a)	10,564	11,370,710
3.88%, 11/13/28 (Call 08/13/28)	6,782	7,686,827
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)(b)	8,435	8,972,731
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	500	519,219
3.50%, 05/03/26(a)(b)	590	637,753
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	150	160,969
3.63%, 04/12/27(b)	6,120	6,667,876
Sinopec Group Overseas Development 2018 Ltd.
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	5,980	6,286,475
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	1,650	1,732,500
4.13%, 09/12/25(b)	2,345	2,602,217
4.25%, 09/12/28(a)(b)	5,090	5,831,231
Suncor Energy Inc., 7.88%, 06/15/26	140	185,353
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)(b)	3,635	3,798,575

Total Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)(a)	4,475	4,954,505
Total Capital SA, 3.88%, 10/11/28(a)	6,537	7,475,151
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)(a)	5,442	5,811,114
3.65%, 03/15/25(a)	3,600	3,882,817
4.00%, 04/01/29 (Call 01/01/29)(a)	4,047	4,376,769
4.35%, 06/01/28 (Call 03/01/28)	4,688	5,274,793
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	7,400	7,810,889
3.70%, 09/15/26 (Call 06/15/26)(a)(b)	805	858,389
3.70%, 03/15/28 (Call 12/15/27)(b)	2,565	2,730,778
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	7,553	8,359,855
		581,539,363
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	2,942	3,019,037
	Par
Security	(000)	Value

Oil & Gas Services (continued)
3.34%, 12/15/27 (Call 09/15/27)(a)	$6,151	$6,462,726
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(a)	9,466	10,384,169
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	1,775	1,815,505
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	5,011	5,401,925
4.00%, 12/21/25 (Call 09/21/25)(b)	1,984	2,180,821
4.30%, 05/01/29 (Call 02/01/29)(a)(b)	5,630	6,302,483
		35,566,666
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)(b)	100	108,037
4.50%, 05/15/28 (Call 02/15/28)(b)	3,625	4,203,776
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)(a)(b)	585	605,673
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	280	311,540
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	2,235	2,456,464
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	1,369	1,455,117
3.75%, 03/15/25 (Call 01/15/25)(a)	3,580	3,874,428
3.90%, 06/01/28 (Call 03/01/28)(a)	3,230	3,546,209
4.00%, 03/15/28 (Call 12/15/27)(a)	2,442	2,698,486
4.65%, 03/15/26 (Call 01/15/26)	4,177	4,810,231
4.90%, 03/15/29 (Call 12/15/28)	3,189	3,741,164
		27,811,125
Pharmaceuticals — 5.9%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(b)	17,100	17,904,113
3.20%, 05/14/26 (Call 02/14/26)(a)	13,294	14,036,430
3.20%, 11/21/29 (Call 08/21/29)(a)(b)	21,165	22,324,261
3.60%, 05/14/25 (Call 02/14/25)(a)	12,693	13,692,147
4.25%, 11/14/28 (Call 08/14/28)(a)	8,174	9,339,702
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)(a)	11,283	12,330,401
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)(a)	2,825	3,013,992
3.45%, 12/15/27 (Call 09/15/27)	3,958	4,285,829
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	1,349	1,463,633
3.38%, 11/16/25(a)	9,505	10,413,297
4.00%, 01/17/29 (Call 10/17/28)	5,927	6,814,830
Bayer U.S. Finance II LLC
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	16,050	17,968,149
4.38%, 12/15/28 (Call 09/15/28)(a)(b)	14,937	17,009,288
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	8,379	9,246,855
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (Call 04/15/26)(b)	11,773	12,854,882
3.25%, 02/27/27	2,564	2,840,392
3.40%, 07/26/29 (Call 04/26/29)(a)(b)	16,397	18,394,459
3.45%, 11/15/27 (Call 08/15/27)(a)(b)	5,229	5,821,629
3.88%, 08/15/25 (Call 05/15/25)(b)	10,920	12,111,647
3.90%, 02/20/28 (Call 11/20/27)(a)(b)	5,821	6,615,069
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)(a)	6,284	6,694,344
3.75%, 09/15/25 (Call 06/15/25)	2,920	3,175,111
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)(b)	4,271	4,476,338
3.25%, 04/15/25 (Call 01/15/25)(a)(b)	5,031	5,346,935

24	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.40%, 03/01/27 (Call 12/01/26)(b)	$7,574	$8,103,866
4.13%, 11/15/25 (Call 09/15/25)	8,828	9,835,887
4.38%, 10/15/28 (Call 07/15/28)	11,995	13,657,529
4.50%, 02/25/26 (Call 11/27/25)(a)(b)	6,809	7,705,336
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	11,977	12,423,446
3.00%, 08/15/26 (Call 06/15/26)(a)	1,534	1,609,194
3.25%, 08/15/29 (Call 05/15/29)	8,740	9,202,052
3.88%, 07/20/25 (Call 04/20/25)(a)	6,443	7,040,049
4.10%, 03/25/25 (Call 01/25/25)	26,860	29,447,082
4.30%, 03/25/28 (Call 12/25/27)(a)	35,984	40,316,513
6.25%, 06/01/27(a)	37	45,564
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)(a)	3,739	4,005,498
3.10%, 05/15/27 (Call 02/15/27)(a)	2,458	2,685,756
3.38%, 03/15/29 (Call 12/15/28)	2,950	3,312,636
5.50%, 03/15/27	910	1,141,908
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	7,055	7,577,710
Express Scripts Holding Co., 4.50%, 02/25/26
(Call 11/27/25)(a)	661	743,823
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25(a)	3,937	4,339,926
3.88%, 05/15/28(a)	9,397	10,778,297
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	1,254	1,395,799
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)(a)	8,991	9,460,684
2.90%, 01/15/28 (Call 10/15/27)(a)	8,989	9,798,124
2.95%, 03/03/27 (Call 12/03/26)(a)	4,565	4,982,268
6.95%, 09/01/29	100	144,993
McKesson Corp.
3.95%, 02/16/28 (Call 11/16/27)(a)	3,153	3,488,202
4.75%, 05/30/29 (Call 02/28/29)	957	1,123,271
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)(a)	5,289	5,945,954
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)(a)	9,959	11,130,992
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(a)	4,614	5,204,908
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	6,527	7,097,965
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	5,000	5,115,530
3.00%, 11/20/25 (Call 08/20/25)(a)	6,954	7,520,682
3.10%, 05/17/27 (Call 02/17/27)(a)	3,999	4,356,013
Perrigo Finance Unlimited Co., 4.38%, 03/15/26
(Call 12/15/25)(a)	3,012	3,285,094
Pfizer Inc.
2.75%, 06/03/26(a)	5,978	6,379,117
3.00%, 12/15/26(a)	8,146	8,870,725
3.45%, 03/15/29 (Call 12/15/28)(a)	6,248	7,002,097
3.60%, 09/15/28 (Call 06/15/28)	3,201	3,652,430
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	1,321	1,519,089
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	13,140	14,112,537
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28
(Call 08/26/28)	5,881	7,183,673
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(a)	5,045	5,422,614
3.90%, 08/20/28 (Call 05/20/28)(a)	2,282	2,609,704
4.50%, 11/13/25 (Call 08/13/25)(a)	581	665,739
		549,614,009
	Par
Security	(000)	Value

Pipelines — 4.0%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	$1,000	$1,085,000
APT Pipelines Ltd.
4.20%, 03/23/25 (Call 12/23/24)(b)	6,810	7,380,369
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	35	38,873
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)(a)	3,234	3,393,565
4.80%, 05/03/29 (Call 02/03/29)(a)	1,865	1,981,830
5.95%, 06/01/26 (Call 03/01/26)(a)	1,877	2,165,612
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)(b)	9,950	9,967,010
5.13%, 06/30/27 (Call 01/01/27)	2,327	2,595,513
5.88%, 03/31/25 (Call 10/02/24)	7,073	7,934,862
Colorado Interstate Gas Co. LLC/Colorado Interstate
Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	500	542,718
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(a)	6,535	7,285,304
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	195	184,828
4.40%, 03/15/27 (Call 12/15/26)	4,473	4,467,559
4.95%, 05/15/28 (Call 02/15/28)	4,860	4,843,690
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	4,280	5,123,538
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	8,370	8,674,687
3.70%, 07/15/27 (Call 04/15/27)(a)	5,785	6,295,521
4.25%, 12/01/26 (Call 09/01/26)	4,582	5,122,454
5.50%, 07/15/77 (Call 07/15/27)(a)(c)	5,225	5,171,444
6.25%, 03/01/78 (Call 03/01/28)(a)(c)	325	341,250
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(a)(c)	700	726,250
Energy Transfer Operating LP
4.05%, 03/15/25 (Call 12/15/24)(a)	7,469	8,004,963
4.20%, 04/15/27 (Call 01/15/27)(a)	695	747,477
4.75%, 01/15/26 (Call 10/15/25)	5,867	6,468,518
4.95%, 06/15/28 (Call 03/15/28)(a)	3,867	4,263,796
5.25%, 04/15/29 (Call 01/15/29)	9,312	10,477,606
5.50%, 06/01/27 (Call 03/01/27)(a)	4,400	4,984,571
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	2,100	2,150,208
3.13%, 07/31/29 (Call 04/30/29)	10,812	11,300,240
3.70%, 02/15/26 (Call 11/15/25)	2,526	2,749,580
3.95%, 02/15/27 (Call 11/15/26)	2,511	2,778,678
4.15%, 10/16/28 (Call 07/16/28)(a)	6,781	7,622,988
5.38%, 02/15/78 (Call 02/15/28)(a)(c)	1,255	1,243,328
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	4,605	4,674,075
GNL Quintero SA, 4.63%, 07/31/29(b)	2,000	2,141,688
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	135	148,112
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)(a)	9,032	9,961,391
4.30%, 03/01/28 (Call 12/01/27)(a)	6,150	6,861,643
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	1,654	1,924,288
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,510	3,910,564
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)(a)	7,426	7,820,850
4.13%, 03/01/27 (Call 12/01/26)(a)	6,355	6,817,366
4.25%, 12/01/27 (Call 09/01/27)(b)	4,128	4,497,927
4.80%, 02/15/29 (Call 11/15/28)(a)	709	792,935
4.88%, 06/01/25 (Call 03/01/25)	5,720	6,369,142

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(a)(b)	$760	$826,838
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	1,710	1,835,404
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	3,195	3,305,065
4.00%, 07/13/27 (Call 04/13/27) (a)	5,090	5,539,210
4.35%, 03/15/29 (Call 12/15/28)	2,771	3,092,344
4.55%, 07/15/28 (Call 04/15/28)	2,306	2,582,819
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	1,528	1,716,764
Phillips 66 Partners LP
3.15%, 12/15/29 (Call 09/15/29) (a)	990	1,003,336
3.55%, 10/01/26 (Call 07/01/26)	938	999,938
3.75%, 03/01/28 (Call 12/01/27) (a)	4,823	5,200,642
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29) (a)	2,690	2,644,579
4.50%, 12/15/26 (Call 09/15/26)	2,557	2,784,118
4.65%, 10/15/25 (Call 07/15/25)	7,466	8,130,116
Rockies Express Pipeline LLC
4.80%, 05/15/30 (Call 02/15/30) (b)	1,000	970,173
4.95%, 07/15/29 (Call 04/15/29) (a)(b)	2,191	2,176,519
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(b)	551	615,188
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	5,059	5,368,913
5.00%, 03/15/27 (Call 09/15/26)	6,582	7,276,568
5.63%, 03/01/25 (Call 12/01/24)(a)	8,671	9,861,086
5.88%, 06/30/26 (Call 12/31/25)	7,266	8,434,150
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)(a)	2,716	2,918,499
3.50%, 03/15/25 (Call 12/15/24)(a)	2,365	2,526,997
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	2,107	2,228,059
4.00%, 10/01/27 (Call 07/01/27)	3,129	3,277,188
5.95%, 12/01/25 (Call 09/01/25)	1,840	2,141,464
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	2,165	2,309,557
4.38%, 03/13/25 (Call 12/13/24)	1,655	1,786,255
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27(a)	1,585	1,984,799
7.00%, 10/15/28(a)	330	431,288
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	200	211,818
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28) (a)	13,943	15,620,677
4.88%, 01/15/26 (Call 10/15/25)	5,277	5,998,292
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27) (a)(c)	5,320	5,439,700
5.50%, 09/15/79 (Call 09/15/29) (c)	4,600	4,848,446
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(a)(c)	5,865	6,304,875
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	1,356	1,476,433
7.85%, 02/01/26 (Call 11/01/25)	4,480	5,790,175
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)(b)	2,110	2,286,053
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	3,420	4,020,552
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	2,206	2,463,047
4.50%, 03/15/28 (Call 12/15/27)	1,028	1,154,177
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	3,751	3,802,834
	Par
Security	(000)	Value

Pipelines (continued)
4.50%, 03/01/28 (Call 12/01/27)	$1,623	$1,626,807
4.65%, 07/01/26 (Call 04/01/26)	2,745	2,881,908
4.75%, 08/15/28 (Call 05/15/28)	1,494	1,525,777
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)(a)	7,247	7,605,459
4.00%, 09/15/25 (Call 06/15/25)	2,259	2,445,922
		373,504,639
Private Equity — 0.1%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)(b)	2,470	2,763,212
4.87%, 02/15/29 (Call 11/15/28)(b)	3,105	3,656,847
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(a)(b)	2,037	2,191,270
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(a)(b)	1,850	2,048,305
		10,659,634
Real Estate — 0.1%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)(a)	1,975	2,269,590
5.25%, 03/15/25 (Call 12/15/24)	1,520	1,753,314
Ontario Teachers' Cadillac Fairview Properties Trust,
4.13%, 02/01/29 (Call 11/01/28)(a)(b)	6,405	7,424,213
		11,447,117
Real Estate Investment Trusts — 5.5%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)(a)	1,110	1,160,411
3.45%, 04/30/25 (Call 02/28/25)(a)	1,018	1,102,183
3.80%, 04/15/26 (Call 02/15/26)	4,777	5,291,258
3.95%, 01/15/27 (Call 10/15/26)	340	377,904
3.95%, 01/15/28 (Call 10/15/27)	2,647	2,974,277
4.30%, 01/15/26 (Call 10/15/25)	335	378,627
4.50%, 07/30/29 (Call 04/30/29)	129	153,054
American Campus Communities Operating
Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	2,500	2,605,597
3.30%, 07/15/26 (Call 05/15/26)	2,279	2,453,591
3.63%, 11/15/27 (Call 08/15/27)	70	77,687
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)(a)	3,257	3,593,319
4.90%, 02/15/29 (Call 11/15/28)	1,411	1,638,229
American Tower Corp.
2.75%, 01/15/27 (Call 11/15/26)(a)	2,217	2,287,225
2.90%, 01/15/30 (Call 10/15/29)(a)	2,175	2,233,840
3.13%, 01/15/27 (Call 10/15/26)(a)	1,179	1,240,188
3.38%, 10/15/26 (Call 07/15/26)	7,091	7,628,454
3.55%, 07/15/27 (Call 04/15/27)(a)	4,349	4,703,756
3.60%, 01/15/28 (Call 10/15/27)	3,200	3,457,415
3.80%, 08/15/29 (Call 05/15/29)	4,356	4,798,662
3.95%, 03/15/29 (Call 12/15/28)(a)	4,122	4,567,887
4.00%, 06/01/25 (Call 03/01/25)(a)	3,887	4,265,240
4.40%, 02/15/26 (Call 11/15/25)(a)	2,980	3,346,641
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	705	716,785
2.90%, 10/15/26 (Call 07/15/26)(a)	2,451	2,621,183
2.95%, 05/11/26 (Call 02/11/26)(a)	1,970	2,113,139
3.20%, 01/15/28 (Call 10/15/27)(a)	1,956	2,147,383
3.30%, 06/01/29 (Call 03/01/29)	2,547	2,827,548
3.35%, 05/15/27 (Call 02/15/27)	2,262	2,495,265
3.45%, 06/01/25 (Call 03/03/25)	1,091	1,192,859

26	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.50%, 11/15/25 (Call 08/15/25)	$335	$369,620
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26) (a)	3,587	3,796,069
3.40%, 06/21/29 (Call 03/21/29)	4,669	5,131,939
3.65%, 02/01/26 (Call 11/03/25)	5,391	5,912,596
4.50%, 12/01/28 (Call 09/01/28) (a)	3,695	4,365,227
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	1,525	1,675,696
4.55%, 10/01/29 (Call 07/01/29)	66	76,555
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26) (a)	1,940	2,128,370
4.13%, 06/15/26 (Call 03/15/26) (a)	4,351	4,825,145
4.13%, 05/15/29 (Call 02/15/29) (a)	3,531	3,945,242
Camden Property Trust
3.15%, 07/01/29 (Call 04/01/29) (a)	3,166	3,445,660
4.10%, 10/15/28 (Call 07/15/28)	1,707	1,984,974
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(b)	2,300	2,484,000
Columbia Property Trust Operating Partnership LP 3.65%, 08/15/26 (Call 05/15/26) (a)	2,330	2,516,226
4.15%, 04/01/25 (Call 01/01/25)	700	758,685
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	1,750	1,955,900
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	795	837,877
3.65%, 09/01/27 (Call 06/01/27)	4,504	4,908,972
3.70%, 06/15/26 (Call 03/15/26)	4,704	5,108,510
3.80%, 02/15/28 (Call 11/15/27)	6,366	6,995,011
4.00%, 03/01/27 (Call 12/01/26) (a)	1,061	1,174,684
4.30%, 02/15/29 (Call 11/15/28) (a)	1,820	2,081,557
4.45%, 02/15/26 (Call 11/15/25) (a)	5,294	5,961,699
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29) (a)	2,000	2,110,459
3.13%, 09/01/26 (Call 06/01/26)	40	42,661
4.00%, 11/15/25 (Call 08/15/25)	655	725,223
4.38%, 02/15/29 (Call 11/15/28)	1,935	2,245,253
CyrusOne LP/CyrusOne Finance Corp., 3.45%,
11/15/29 (Call 08/15/29)	1,850	1,886,112
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	1,884	2,076,589
3.70%, 08/15/27 (Call 05/15/27) (a)	5,734	6,302,287
4.45%, 07/15/28 (Call 04/15/28) (a)	5,821	6,690,246
4.75%, 10/01/25 (Call 07/01/25) (a)	428	491,000
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29) (a)	811	865,046
3.25%, 06/30/26 (Call 03/30/26)	250	270,146
3.38%, 12/15/27 (Call 09/15/27) (a)	2,911	3,200,399
4.00%, 09/15/28 (Call 06/15/28)	2,665	3,068,167
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	2,693	2,856,663
4.50%, 04/01/25 (Call 01/01/25)	99	108,923
4.50%, 06/01/27 (Call 03/01/27)	2,114	2,359,528
4.75%, 12/15/26 (Call 09/15/26)	1,435	1,614,596
4.95%, 04/15/28 (Call 01/15/28)	2,567	2,921,469
Equinix Inc.
2.90%, 11/18/26 (Call 09/18/26) (a)	1,699	1,764,925
3.20%, 11/18/29 (Call 08/18/29) (a)	6,660	6,970,595
5.38%, 05/15/27 (Call 05/15/22)	3,025	3,257,320
5.88%, 01/15/26 (Call 01/15/21)	1,176	1,240,986
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	$3,490	$3,700,246
3.00%, 07/01/29 (Call 04/01/29)(a)	2,110	2,277,521
3.25%, 08/01/27 (Call 05/01/27)(a)	475	512,327
3.38%, 06/01/25 (Call 03/01/25)	368	398,918
3.50%, 03/01/28 (Call 12/01/27)	3,894	4,283,189
4.15%, 12/01/28 (Call 09/01/28)	2,839	3,296,772
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	2,135	2,265,445
3.38%, 04/15/26 (Call 01/15/26)	1,890	2,048,769
3.50%, 04/01/25 (Call 01/01/25)(a)	580	628,718
3.63%, 05/01/27 (Call 02/01/27)	145	159,747
4.00%, 03/01/29 (Call 12/01/28)(a)	3,576	4,073,803
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	2,930	3,191,007
3.25%, 07/15/27 (Call 04/15/27)(a)	1,055	1,137,906
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	2,035	2,162,167
5.25%, 06/01/25 (Call 03/01/25)	2,505	2,803,471
5.30%, 01/15/29 (Call 10/15/28)(a)	3,825	4,420,170
5.38%, 04/15/26 (Call 01/15/26)	4,553	5,139,335
5.75%, 06/01/28 (Call 03/03/28)	2,749	3,222,625
Healthcare Realty Trust Inc., 3.63%,
01/15/28 (Call 10/15/27)(a)	895	975,556
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)(a)	1,050	1,098,551
3.50%, 08/01/26 (Call 05/01/26)	2,600	2,813,754
3.75%, 07/01/27 (Call 04/01/27)	1,689	1,865,715
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	2,320	2,450,511
3.25%, 07/15/26 (Call 05/15/26)(a)	3,876	4,182,466
3.50%, 07/15/29 (Call 04/15/29)	4,222	4,647,971
4.00%, 06/01/25 (Call 03/01/25)(a)	3,439	3,817,815
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)(a)	1,050	1,101,487
4.13%, 03/15/28 (Call 12/15/27)	1,515	1,712,883
4.20%, 04/15/29 (Call 01/15/29)(a)	1,937	2,217,549
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,947	3,221,740
Series F, 4.50%, 02/01/26 (Call 11/01/25)(a)	250	282,624
Series H, 3.38%, 12/15/29 (Call 09/15/29)	1,650	1,720,055
Hudson Pacific Properties LP
3.95%, 11/01/27	1,973	2,184,992
4.65%, 04/01/29 (Call 01/01/29)	2,296	2,679,238
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)(a)	1,500	1,566,922
4.38%, 10/01/25 (Call 07/01/25)(a)	415	466,544
4.75%, 12/15/28 (Call 09/15/28)	2,000	2,385,224
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	4,128	4,332,047
3.80%, 04/01/27 (Call 01/01/27)(a)	1,105	1,223,283
Kite Realty Group LP,
4.00%, 10/01/26 (Call 07/01/26)	1,018	1,057,807
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	140	155,615
4.00%, 06/15/29 (Call 03/15/29)	2,785	3,112,811
Lifestorage LP/CA,
3.50%, 07/01/26 (Call 04/01/26)(a)	3,641	3,919,303
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)(a)	3,536	3,859,926
3.95%, 03/15/29 (Call 12/15/28)	4,855	5,560,094
4.00%, 11/15/25 (Call 08/15/25)(a)	4,815	5,395,212

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.20%, 06/15/28 (Call 03/15/28)	$50	$57,305
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	845	860,074
3.50%, 10/15/27 (Call 07/15/27)	1,120	1,225,819
3.60%, 12/15/26 (Call 09/15/26) (a)	190	208,689
4.00%, 11/15/25 (Call 08/15/25)	295	327,538
4.30%, 10/15/28 (Call 07/15/28)	3,685	4,276,850
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29) (a)	2,250	2,367,782
4.50%, 04/01/27 (Call 01/01/27)	1,364	1,519,902
4.75%, 01/15/28 (Call 10/15/27)	2,155	2,423,481
5.25%, 01/15/26 (Call 10/15/25) (a)	3,574	4,102,795
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	200	220,638
4.30%, 03/15/27 (Call 12/15/26) (a)	2,050	2,287,081
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	160	161,424
2.25%, 04/15/30 (Call 01/15/30)	1,595	1,603,656
3.25%, 10/01/26 (Call 07/01/26) (a)	565	614,629
3.75%, 11/01/25 (Call 08/01/25)	3,172	3,520,744
4.38%, 02/01/29 (Call 11/01/28)	2,868	3,394,189
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	1,185	1,282,056
3.39%, 05/01/29 (Call 02/01/29) (a)	3,233	3,622,367
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	3,160	3,389,712
3.25%, 06/15/29 (Call 03/15/29) (a)	3,049	3,378,783
3.65%, 01/15/28 (Call 10/15/27)	3,158	3,543,697
3.88%, 04/15/25 (Call 02/15/25)	1,077	1,200,409
4.13%, 10/15/26 (Call 07/15/26) (a)	1,285	1,472,112
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29) (a)	2,675	2,829,142
3.60%, 02/01/27 (Call 11/01/26) (a)	3,240	3,547,488
4.13%, 03/15/28 (Call 12/15/27)	1,195	1,352,112
Retail Properties of America Inc.,
4.00%, 03/15/25 (Call 12/15/24)	272	290,252
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,493	1,660,418
Sabra Health Care LP/Sabra Capital Corp., 3.90%,
10/15/29 (Call 07/15/29)	1,600	1,697,120
Scentre Group Trust 1/Scentre Group Trust 2, 3.50%,
02/12/25 (Call 11/14/24)(b)	3,675	3,926,330
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	3,826	3,909,711
4.50%, 03/15/25 (Call 09/15/24)	2,128	2,249,544
4.75%, 10/01/26 (Call 08/01/26)	3,300	3,575,967
4.95%, 02/15/27 (Call 08/15/26) (a)	995	1,065,610
5.25%, 02/15/26 (Call 08/15/25)	1,374	1,496,046
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	4,180	4,263,655
3.25%, 11/30/26 (Call 08/30/26) (a)	3,623	3,953,175
3.30%, 01/15/26 (Call 10/15/25) (a)	5,828	6,326,445
3.38%, 06/15/27 (Call 03/15/27) (a)	4,300	4,712,673
3.38%, 12/01/27 (Call 09/01/27)	3,657	4,019,092
3.50%, 09/01/25 (Call 06/01/25)	1,134	1,231,852
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25) (a)	1,552	1,701,678
4.70%, 06/01/27 (Call 03/01/27) (a)	709	797,450
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26) (a)	1,840	1,937,517
4.00%, 07/15/29 (Call 04/15/29)	1,900	2,127,876
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.45%, 09/15/26 (Call 06/15/26)(a)	$822	$921,877
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	1,593	1,792,476
4.63%, 03/15/29 (Call 12/15/28)	1,935	2,203,624
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	2,105	2,250,298
Trust F/1401, 4.87%, 01/15/30 (Call 10/30/29)(b)	2,000	2,185,625
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	734	782,888
3.20%, 01/15/30 (Call 10/15/29)	2,000	2,114,000
3.50%, 07/01/27 (Call 04/01/27)	1,770	1,922,879
3.50%, 01/15/28 (Call 10/15/27)(a)	713	768,293
4.40%, 01/26/29 (Call 10/26/28)(a)	2,855	3,286,751
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)(a)	2,589	2,691,169
3.25%, 10/15/26 (Call 07/15/26)(a)	3,272	3,511,265
3.50%, 02/01/25 (Call 11/01/24)(a)	4,397	4,690,959
3.85%, 04/01/27 (Call 01/01/27)(a)	788	864,758
4.00%, 03/01/28 (Call 12/01/27)	2,745	3,050,093
4.13%, 01/15/26 (Call 10/15/25)	590	653,811
4.40%, 01/15/29 (Call 10/15/28)(a)	2,492	2,851,321
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)(a)	4,870	5,373,733
4.63%, 11/01/25 (Call 09/01/25)	4,694	5,269,304
4.88%, 06/01/26 (Call 03/01/26)	1,597	1,825,892
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	2,780	2,871,844
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	3,120	3,416,183
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	2,721	3,080,419
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(a)	135	140,719
4.00%, 06/01/25 (Call 03/01/25)	14,368	15,864,297
4.13%, 03/15/29 (Call 12/15/28)	3,379	3,869,952
4.25%, 04/01/26 (Call 01/01/26)(a)	3,381	3,803,794
4.25%, 04/15/28 (Call 01/15/28)	4,932	5,634,967
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	3,160	3,608,783
6.95%, 10/01/27	770	1,011,277
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)	819	915,823
4.25%, 10/01/26 (Call 07/01/26)	1,250	1,408,708
		516,058,912
Retail — 2.5%
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	2,965	3,051,171
3.55%, 07/26/27 (Call 04/26/27)(b)	5,200	5,633,816
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)(a)	1,695	1,817,924
4.50%, 10/01/25 (Call 07/01/25)	1,771	1,981,314
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)(a)	265	283,339
3.25%, 04/15/25 (Call 01/15/25)	2,482	2,667,880
3.75%, 06/01/27 (Call 03/01/27)(a)	2,757	3,069,458
3.75%, 04/18/29 (Call 01/18/29)	2,658	2,956,297
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(a)	2,893	3,326,854
Costco Wholesale Corp.,
3.00%, 05/18/27 (Call 02/18/27)	5,525	6,010,047
Darden Restaurants Inc.,
3.85%, 05/01/27 (Call 02/01/27)	2,212	2,424,586
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)(a)	2,858	3,184,993

28	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
4.13%, 05/01/28 (Call 02/01/28)(a)	$2,888	$3,320,671
4.15%, 11/01/25 (Call 08/01/25)(a)	1,645	1,832,381
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	4,116	4,526,233
4.20%, 05/15/28 (Call 02/15/28)(a)	5,528	6,178,583
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(b)	2,000	2,095,000
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	6,919	7,118,956
2.80%, 09/14/27 (Call 06/14/27)	1,098	1,170,030
2.95%, 06/15/29 (Call 03/15/29)(a)	8,353	9,021,617
3.00%, 04/01/26 (Call 01/01/26)(a)	3,752	4,051,241
3.35%, 09/15/25 (Call 06/15/25)(a)	6,090	6,671,245
3.90%, 12/06/28 (Call 09/06/28)(a)	2,941	3,380,802
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)(a)	2,037	2,202,424
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	8,058	8,335,544
3.10%, 05/03/27 (Call 02/03/27)(a)	7,171	7,736,627
3.38%, 09/15/25 (Call 06/15/25)(a)	2,519	2,739,735
3.65%, 04/05/29 (Call 01/05/29)(a)	6,782	7,523,932
McDonald's Corp.
2.63%, 09/01/29 (Call 06/01/29)	889	923,430
3.38%, 05/26/25 (Call 02/26/25)	3,612	3,900,999
3.50%, 03/01/27 (Call 12/01/26)	5,468	5,975,090
3.70%, 01/30/26 (Call 10/30/25)	7,537	8,278,619
3.80%, 04/01/28 (Call 01/01/28)	6,014	6,731,928
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(a)	1,587	1,692,201
6.95%, 03/15/28(a)	523	646,923
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(a)	1,268	1,383,106
3.60%, 09/01/27 (Call 06/01/27)	3,350	3,728,446
3.90%, 06/01/29 (Call 03/01/29)	3,300	3,757,145
4.35%, 06/01/28 (Call 03/01/28)	1,688	1,947,679
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	1,465	1,527,704
3.50%, 03/01/28 (Call 12/01/27)	5,158	5,697,756
3.55%, 08/15/29 (Call 05/15/29)	4,050	4,542,204
3.80%, 08/15/25 (Call 06/15/25)(a)	4,926	5,433,620
4.00%, 11/15/28 (Call 08/15/28)(a)	2,508	2,868,498
Target Corp.
2.50%, 04/15/26(a)	5,060	5,367,286
3.38%, 04/15/29 (Call 01/15/29)	5,740	6,388,917
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	4,601	4,736,161
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)(a)	6,957	7,316,548
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	1,157	1,210,322
3.05%, 07/08/26 (Call 05/08/26)(a)	4,023	4,364,938
3.25%, 07/08/29 (Call 04/08/29)(a)	3,110	3,469,023
3.55%, 06/26/25 (Call 04/26/25)(a)	6,585	7,251,724
3.70%, 06/26/28 (Call 03/26/28)(a)	16,238	18,444,582
5.88%, 04/05/27(a)	495	630,038
		232,527,587
Savings & Loans — 0.3%
Nationwide Building Society
3.90%, 07/21/25(b)	4,522	5,005,317
3.96%, 07/18/30 (Call 07/18/29)(a)(b)(c)	4,205	4,653,409
4.00%, 09/14/26(b)	1,725	1,847,470
4.13%, 10/18/32 (Call 10/18/27)(a)(b)(c)	8,070	8,554,261
	Par
Security	(000)	Value

Savings & Loans (continued)
4.30%, 03/08/29 (Call 03/08/28)(a)(b)(c)	$3,510	$3,958,980
		24,019,437
Semiconductors — 1.7%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	5,754	6,306,081
3.90%, 12/15/25 (Call 09/15/25)	2,118	2,349,095
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	5,922	6,491,182
3.90%, 10/01/25 (Call 07/01/25)(a)	1,990	2,236,636
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	7,064	7,268,531
3.88%, 01/15/27 (Call 10/15/26)	19,549	20,431,983
Broadcom Inc.
4.25%, 04/15/26 (Call 02/15/26)(b)	9,966	10,714,502
4.75%, 04/15/29 (Call 01/15/29)(b)	11,527	12,881,564
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	6,130	6,377,498
2.60%, 05/19/26 (Call 02/19/26)(a)	3,459	3,621,567
3.15%, 05/11/27 (Call 02/11/27)	5,561	6,056,769
3.70%, 07/29/25 (Call 04/29/25)	9,139	10,090,078
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	3,907	4,452,883
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	2,624	2,899,066
3.80%, 03/15/25 (Call 12/15/24)	2,170	2,388,123
4.00%, 03/15/29 (Call 12/15/28)(a)	4,459	5,060,262
Marvell Technology Group Ltd.,
4.88%, 06/22/28 (Call 03/22/28)	2,592	2,956,165
Maxim Integrated Products Inc.,
3.45%, 06/15/27 (Call 03/15/27)(a)	668	726,469
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)(a)	2,665	2,884,979
4.98%, 02/06/26 (Call 12/06/25)	3,220	3,599,636
5.33%, 02/06/29 (Call 11/06/28)	3,764	4,323,065
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)(a)	4,721	5,147,927
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)(b)	745	857,372
5.55%, 12/01/28 (Call 09/01/28)(b)	1,589	1,906,447
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(b)	3,760	4,070,358
4.30%, 06/18/29 (Call 03/18/29)(b)	5,000	5,605,178
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)(a)	9,137	9,848,716
3.45%, 05/20/25 (Call 02/20/25)(a)	7,626	8,291,094
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	3,166	3,239,470
2.90%, 11/03/27 (Call 08/03/27)	1,055	1,128,142
		164,210,838
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.,
3.48%, 12/01/27 (Call 09/01/27)	3,760	4,066,404

Software — 1.9%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)(a)	4,324	4,651,455
3.40%, 06/15/27 (Call 03/15/27)(a)	1,390	1,491,768
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	2,445	2,504,638
2.30%, 02/01/30 (Call 11/01/29)	5,200	5,342,887

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	$2,194	$2,411,949
4.38%, 06/15/25 (Call 03/15/25)	1,015	1,146,643
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)(a)	2,782	2,881,283
3.40%, 06/27/26 (Call 03/27/26)(a)	3,665	3,960,737
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	2,200	2,419,436
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	3,859	4,274,380
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	1,575	1,841,449
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	4,809	5,139,384
3.75%, 05/21/29 (Call 02/21/29)	2,930	3,304,512
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	3,710	4,286,310
Fiserv Inc.
3.20%, 07/01/26 (Call 05/01/26)(a)	6,506	6,957,552
3.50%, 07/01/29 (Call 04/01/29)	13,210	14,473,117
3.85%, 06/01/25 (Call 03/01/25)	2,937	3,218,583
4.20%, 10/01/28 (Call 07/01/28)(a)	5,480	6,279,048
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	19,299	20,304,545
2.70%, 02/12/25 (Call 11/12/24)	7,669	8,116,090
3.13%, 11/03/25 (Call 08/03/25)(a)	9,376	10,205,168
3.30%, 02/06/27 (Call 11/06/26)(a)	15,699	17,390,502
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	19,042	20,108,387
2.95%, 05/15/25 (Call 02/15/25)	8,371	8,887,000
3.25%, 11/15/27 (Call 08/15/27)(a)	7,233	7,948,804
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)(a)	7,104	8,033,462
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)(a)	4,677	5,033,556
		182,612,645
Telecommunications — 3.2%
America Movil SAB de CV,
3.63%, 04/22/29 (Call 01/22/29)(a)	2,805	3,112,253
AT&T Inc.
2.95%, 07/15/26 (Call 04/15/26)	13,211	13,874,219
3.40%, 05/15/25 (Call 02/15/25)	13,628	14,517,581
3.60%, 07/15/25 (Call 04/15/25)(a)	7,428	8,007,618
3.80%, 02/15/27 (Call 11/15/26)	5,298	5,808,866
3.88%, 01/15/26 (Call 10/15/25)	2,755	3,023,919
4.10%, 02/15/28 (Call 11/15/27)(a)	4,181	4,687,524
4.13%, 02/17/26 (Call 11/17/25)	14,046	15,612,924
4.25%, 03/01/27 (Call 12/01/26)(a)	6,223	7,013,536
4.30%, 02/15/30 (Call 11/15/29)	15,000	17,170,672
4.35%, 03/01/29 (Call 12/01/28)(a)	15,771	17,965,103
7.13%, 03/15/26(a)	275	351,596
Bharti Airtel Ltd., 4.38%, 06/10/25(b)	4,535	4,784,425
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	4,025	4,157,782
5.13%, 12/04/28 (Call 09/04/28)(a)	2,783	3,346,572
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	3,812	4,026,827
2.95%, 02/28/26	4,624	4,985,555
3.50%, 06/15/25	2,833	3,115,574
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	3,740	4,072,475
4.38%, 06/21/28 (Call 03/21/28)(b)	5,270	6,052,300
Empresa Nacional de Telecomunicaciones SA, 4.75%,
08/01/26 (Call 05/03/26)(b)	4,215	4,519,270
	Par
Security	(000)	Value

Telecommunications (continued)
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)(a)	$2,464	$2,663,880
4.35%, 06/15/25 (Call 03/15/25)(a)	2,031	2,266,395
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	2,850	2,963,060
3.88%, 11/15/29 (Call 08/15/29)(a)(b)	3,075	3,262,268
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	3,335	3,768,448
4.60%, 05/23/29 (Call 02/23/29)(a)	4,264	4,892,040
Ooredoo International Finance Ltd., 3.75%, 06/22/26(b)	5,000	5,300,000
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(a)	3,115	3,302,010
3.63%, 12/15/25 (Call 09/15/25)(a)	2,407	2,658,114
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,500	5,933,125
Telefonica Emisiones SA, 4.10%, 03/08/27	7,425	8,247,000
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	1,124	1,191,897
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	3,369	3,568,534
3.70%, 09/15/27 (Call 06/15/27)(a)	2,284	2,540,812
Verizon Communications Inc.
2.63%, 08/15/26(a)	12,135	12,735,822
3.88%, 02/08/29 (Call 11/08/28)	9,292	10,637,641
4.02%, 12/03/29 (Call 09/03/29)	16,826	19,521,209
4.13%, 03/16/27	11,714	13,326,181
4.33%, 09/21/28	13,290	15,625,946
Vodafone Group PLC
4.13%, 05/30/25	7,479	8,352,504
4.38%, 05/30/28(a)	12,297	14,128,532
		297,092,009
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	3,035	3,173,795
3.55%, 11/19/26 (Call 09/19/26)	300	314,703
3.90%, 11/19/29 (Call 08/19/29)	3,625	3,809,068
		7,297,566
Transportation — 1.4%
AP Moller - Maersk A/S
3.88%, 09/28/25 (Call 06/28/25)(b)	3,275	3,510,147
4.50%, 06/20/29 (Call 03/20/29)(b)	1,025	1,113,000
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(c)	439	474,120
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	3,084	3,301,106
3.25%, 06/15/27 (Call 03/15/27)(a)	1,538	1,699,693
3.65%, 09/01/25 (Call 06/01/25)	2,950	3,245,289
7.00%, 12/15/25(a)	800	1,030,772
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(a)	1,300	1,387,128
6.90%, 07/15/28	461	635,511
Canadian Pacific Railway Co.
3.70%, 02/01/26 (Call 11/01/25)	595	651,967
4.00%, 06/01/28 (Call 03/01/28)	3,880	4,479,006
CH Robinson Worldwide Inc.,
4.20%, 04/15/28 (Call 01/15/28)(a)	3,537	4,000,852
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	4,346	4,577,190
3.25%, 06/01/27 (Call 03/01/27)(a)	4,232	4,548,789
3.35%, 11/01/25 (Call 08/01/25)(a)	1,847	2,003,412
3.80%, 03/01/28 (Call 12/01/27)	4,831	5,385,527
4.25%, 03/15/29 (Call 12/15/28)(a)	3,069	3,558,409

30	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	$190	$198,600
3.25%, 04/01/26 (Call 01/01/26) (a)	4,205	4,510,805
3.30%, 03/15/27 (Call 12/15/26) (a)	3,376	3,604,569
3.40%, 02/15/28 (Call 11/15/27) (a)	4,165	4,462,979
4.20%, 10/17/28 (Call 07/17/28)	3,721	4,157,862
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	4,670	5,197,116
Kansas City Southern
2.88%, 11/15/29 (Call 05/15/29)	750	779,512
3.13%, 06/01/26 (Call 03/01/26)	225	239,751
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,087	1,199,489
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	1,522	1,593,676
2.90%, 06/15/26 (Call 03/15/26)	2,730	2,921,417
3.15%, 06/01/27 (Call 03/01/27) (a)	2,450	2,651,600
3.65%, 08/01/25 (Call 06/01/25)	2,065	2,275,275
3.80%, 08/01/28 (Call 05/01/28)	3,026	3,461,943
5.59%, 05/17/25	980	1,162,906
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)(b)	4,645	4,975,956
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)(a)	2,367	2,504,594
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	905	922,163
2.40%, 02/05/30 (Call 11/05/29) (a)	1,020	1,045,797
2.75%, 03/01/26 (Call 12/01/25)	4,871	5,114,135
3.00%, 04/15/27 (Call 01/15/27)	925	990,007
3.25%, 08/15/25 (Call 05/15/25) (a)	3,120	3,386,617
3.70%, 03/01/29 (Call 12/01/28)	5,189	5,854,329
3.75%, 07/15/25 (Call 05/15/25)	3,202	3,536,402
3.95%, 09/10/28 (Call 06/10/28)	5,682	6,472,136
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26) (a)	3,057	3,180,707
2.50%, 09/01/29 (Call 06/01/29) (a)	816	846,932
3.05%, 11/15/27 (Call 08/15/27)	4,561	4,938,215
3.40%, 03/15/29 (Call 12/15/28) (a)	4,682	5,160,937
		132,948,345
Trucking & Leasing — 0.3%
Aviation Capital Group LLC
3.50%, 11/01/27 (Call 07/01/27) (b)	1,748	1,814,108
4.13%, 08/01/25 (Call 06/01/25) (b)	50	53,546
4.88%, 10/01/25 (Call 07/01/25) (a)(b)	4,580	5,134,213
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	785	834,266
3.25%, 09/15/26 (Call 06/15/26)	658	694,147
3.50%, 03/15/28 (Call 12/15/27) (a)	2,503	2,680,247
3.85%, 03/30/27 (Call 12/30/26) (a)	945	1,025,925
4.55%, 11/07/28 (Call 08/07/28)	1,270	1,457,220
4.70%, 04/01/29 (Call 01/01/29) (a)	2,640	3,095,602
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/26 (Call 08/15/26) (a)(b)	608	650,719
3.95%, 03/10/25 (Call 01/10/25) (a)(b)	675	740,242
4.20%, 04/01/27 (Call 01/01/27) (a)(b)	4,080	4,530,893
4.45%, 01/29/26 (Call 11/29/25) (b)	2,841	3,186,284
		25,897,412
Water — 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	4,060	4,310,923
Security	Par/ Shares (000)	Value

Water (continued)
3.40%, 03/01/25 (Call 12/01/24)(a)	$2,034	$2,213,349
3.45%, 06/01/29 (Call 03/01/29)(a)	1,953	2,173,169
3.75%, 09/01/28 (Call 06/01/28)	3,731	4,178,863
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	2,318	2,575,225
United Utilities PLC, 6.88%, 08/15/28(a)	199	254,661
		15,706,190

Total Corporate Bonds & Notes — 98.3%
(Cost: $8,655,972,056)		9,228,062,969

Foreign Government Obligations(f)

South Korea — 0.2%
Korea Gas Corp.
2.25%, 07/18/26(b)	2,000	2,066,250
3.13%, 07/20/27(a)(b)	3,785	4,144,575
Korea Hydro & Nuclear Power Co. Ltd., 3.13%,
07/25/27(b)	3,520	3,826,900
Korea National Oil Corp.
2.50%, 10/24/26(a)(b	7,000	7,336,875
2.63%, 04/14/26(a)(b)	1,425	1,493,133
		18,867,733

Total Foreign Government Obligations — 0.2%
(Cost: $16,648,457)		18,867,733

Short-Term Investments

Money Market Funds — 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(g)(h)(i)	968,351	969,028,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(g)(h)	192,434	192,434,000
		1,161,462,917

Total Short-Term Investments — 12.4%
(Cost: $1,160,983,939)		1,161,462,917

Total Investments in Securities — 110.9%
(Cost: $9,833,604,452)		10,408,393,619
Other Assets, Less Liabilities — (10.9)%		(1,020,643,079)

Net Assets — 100.0%		$9,387,750,540

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (continued)	iShares® Intermediate-Term Corporate Bond ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	683,440	284,911	968,351	$969,028,917	$2,459,154	(b)	$35,636		$235,304
BlackRock Cash Funds: Treasury, SL Agency Shares	143,172	49,262	192,434	192,434,000	1,725,866		—		—
				$1,161,462,917	$4,185,020		$35,636		$235,304

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$9,228,062,969	$—	$9,228,062,969
Foreign Government Obligations	—	18,867,733	—	18,867,733
Money Market Funds	1,161,462,917	—	—	1,161,462,917
	$1,161,462,917	$9,246,930,702	$—	$10,408,393,619

See notes to financial statements.

32	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement of Assets and Liabilities

February 29, 2020

iShares Intermediate-Term Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$9,246,930,702
Affiliated(c)	1,161,462,917
Cash	4,495,644
Receivables:
Investments sold	10,822,358
Securities lending income — Affiliated	233,477
Capital shares sold	1,441,597
Dividends	193,642
Interest	87,681,648
Total assets	10,513,261,985

LIABILITIES
Collateral on securities loaned, at value	968,381,121
Payables:
Investments purchased	153,010,486
Capital shares redeemed	3,688,623
Investment advisory fees	431,215
Total liabilities	1,125,511,445

NET ASSETS	$9,387,750,540

NET ASSETS CONSIST OF:
Paid-in capital	$8,840,470,805
Accumulated earnings	547,279,735
NET ASSETS	$9,387,750,540

Shares outstanding	157,100,000
Net asset value	$59.76
Shares authorized	Unlimited
Par value	None

(a) Securities loaned, at value	$941,420,328
(b) Investments, at cost — Unaffiliated	$8,672,620,513
(c) Investments, at cost — Affiliated	$1,160,983,939

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	33

Statement of Operations

Year Ended February 29, 2020

iShares Intermediate-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,725,866
Interest — Unaffiliated	266,988,399
Securities lending income — Affiliated — net	2,459,154
Other income — Unaffiliated	43,823
Total investment income	271,217,242

EXPENSES
Investment advisory fees	4,405,430
Total expenses	4,405,430
Net investment income	266,811,812

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	70,501,675
Investments — Affiliated	35,636
In-kind redemptions — Unaffiliated	103,021,592
Net realized gain	173,558,903
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	578,061,183
Investments — Affiliated	235,304
Net change in unrealized appreciation (depreciation)	578,296,487
Net realized and unrealized gain	751,855,390
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,018,667,202

See notes to financial statements.

34	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement of Changes in Net Assets

	iShares Intermediate-Term Corporate Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$266,811,812	$212,828,191
Net realized gain (loss)	173,558,903	(128,016,433)
Net change in unrealized appreciation (depreciation)	578,296,487	132,039,008
Net increase in net assets resulting from operations	1,018,667,202	216,850,766

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(258,084,081)	(213,637,628)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,083,356,041	(1,652,189,809)

NET ASSETS
Total increase (decrease) in net assets	3,843,939,162	(1,648,976,671)
Beginning of year	5,543,811,378	7,192,788,049
End of year	$9,387,750,540	$5,543,811,378

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	35

Financial Highlights

(For a share outstanding throughout each period)

	iShares Intermediate-Term Corporate Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19 (a)	Year Ended 02/28/18 (a)	Year Ended 02/28/17 (a)	Year Ended 02/29/16 (a)

Net asset value, beginning of year	$53.88	$53.64	$54.53	$54.06	$55.16
Net investment income(b)	2.00	1.83	1.40	1.34	1.34
Net realized and unrealized gain (loss)(c)	5.86	0.26	(0.91)	0.46	(1.09)
Net increase from investment operations	7.86	2.09	0.49	1.80	0.25

Distributions(d)
From net investment income	(1.98)	(1.85)	(1.38)	(1.33)	(1.35)
Total distributions	(1.98)	(1.85)	(1.38)	(1.33)	(1.35)

Net asset value, end of year	$59.76	$53.88	$53.64	$54.53	$54.06

Total Return
Based on net asset value	14.83%	4.01%	0.87%	3.34%	0.51%

Ratios to Average Net Assets
Total expenses	0.06%	0.11%	0.20%	0.20%	0.20%
Total expenses after fees waived	0.06%	0.10%	0.20%	0.20%	0.20%
Net investment income	3.49%	3.45%	2.56%	2.44%	2.46%

Supplemental Data
Net assets, end of year (000)	$9,387,751	$5,543,811	$7,192,788	$6,898,236	$6,054,686
Portfolio turnover rate(e)	26%	86%	21%	16%	16%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

(b)	Based on average shares outstanding.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements

1.       ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Intermediate-Term Corporate Bond	Diversified

2.       SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The cost basis of securities at February 28, 2019 has been adjusted to $6,239,086,529.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.       INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

●	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

N o t e s t o F i n a n c i a l S t a t e m e n t s	37

Notes to Financial Statements (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.       SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

38	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Intermediate-Term Corporate Bond
Barclays Bank PLC	$57,529,185	$57,529,185		$—	$—
Barclays Capital Inc	11,592,931	11,592,931		—	—
BMO Capital Markets	2,781,469	2,781,469		—	—
BNP Paribas Prime Brokerage International Ltd.	18,890,612	18,890,612		—	—
BNP Paribas Securities Corp.	207,076	207,076		—	—
BofA Securities, Inc.	66,574,656	66,574,656		—	—
Citadel Clearing LLC	19,846,006	19,846,006		—	—
Citigroup Global Markets Inc.	39,567,703	39,567,703		—	—
Credit Suisse Securities (USA) LLC	57,390,359	57,390,359		—	—
Deutsche Bank Securities Inc.	4,333,217	4,333,217		—	—
HSBC Securities (USA) Inc.	30,198,866	30,198,866		—	—
Jefferies LLC	5,538,876	5,538,876		—	—
JPMorgan Securities LLC	141,592,334	141,592,334		—	—
Morgan Stanley & Co. LLC	61,475,330	61,475,330		—	—
MUFG Securities Americas Inc.	55,048,507	55,048,507		—	—
Nomura Securities International Inc.	8,049,731	8,049,731		—	—
RBC Capital Markets LLC	94,800,225	94,800,225		—	—
Scotia Capital (USA) Inc.	22,871,556	22,871,556		—	—
UBS AG	10,979,262	10,979,262		—	—
Wells Fargo Securities LLC	232,152,427	232,152,427		—	—
	$941,420,328	$941,420,328		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.       INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral

N o t e s t o F i n a n c i a l S t a t e m e n t s	39

Notes to Financial Statements (continued)

investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 29, 2020, the Fund paid BTC $824,450 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Intermediate-Term Corporate Bond	$40,793,646	$928,317,579	$36,809,925

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.       PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Intermediate-Term Corporate Bond	$2,110,780,654	$1,927,432,963

For the year ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Intermediate-Term Corporate Bond	$4,246,138,018	$1,333,857,623

7.       INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

40	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Intermediate-Term Corporate Bond	$102,627,487	$(102,627,487)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/20	Year Ended 02/28/19
Intermediate-Term Corporate Bond
Ordinary income	$258,084,081	$213,637,628

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
Intermediate-Term Corporate Bond	$26,083,395	$(51,745,588)		$572,941,928		$547,279,735

(a)	Amounts available to offset future realized capital gains.

(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, and the classification of investments.

For the year ended February 29, 2020, the Fund utilized $69,967,398 of its capital loss carryforwards.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate-Term Corporate Bond	$9,835,451,691	$575,754,223	$(2,812,295)	$572,941,928

8.       PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

N o t e s t o F i n a n c i a l S t a t e m e n t s	41

Notes to Financial Statements (continued)

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

9.       CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/20		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares		Amount
Intermediate-Term Corporate Bond
Shares sold	77,700,000	$4,456,064,518	15,350,000	(a)	$816,424,802
Shares redeemed	(23,500,000)	(1,372,708,477)	(46,550,000	)(a)	(2,468,614,611)
Net increase(decrease)	54,200,000	$3,083,356,041	(31,200,000)		$(1,652,189,809)

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on August 7, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

42	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and
Shareholders of iShares Intermediate-Term Corporate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Intermediate-Term Corporate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 29, 2020, the related statement of operations for the year ended February 29, 2020, the statement of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2020 and the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

44	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Important Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the Fund hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Intermediate-Term Corporate Bond	$174,683,604

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended February 29, 2020:

iShares ETF	Federal Obligation Interest
Intermediate-Term Corporate Bond	$783,107

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I m p o r t a n t T a x I n f o r m a t i o n	45

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Intermediate-Term Corporate Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

46	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate-Term Corporate Bond	$1.979422	$—	$—	$1.979422	100%	—%	—%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the date the Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Intermediate-Term Corporate Bond ETF
Period Covered: January 01, 2015 through December 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	1,053	83.70
At NAV	40	3.18
Less than 0.0% and Greater than –0.5%	164	13.04
	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Intermediate-Term Corporate Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make

S u p p l e m e n t a l I n f o r m a t i o n	47

Supplemental Information (unaudited) (continued)

changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area.As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019 is USD 785.51 thousand. This figure is comprised of fixed remuneration of USD 363.16 thousand and variable remuneration of USD 422.35 thousand. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 100.16 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 11.77 thousand.

48	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T r u s t e e a n d O f f i c e r I n f o r m a t i o n	49

Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs(since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years

Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

50	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	51

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-213-0220

FEBRUARY 29, 2020

2020 Annual Report

iShares Trust

●	iShares Long-Term Corporate Bond ETF | IGLB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

Investment-grade corporate bond performance was positive during the 12 months ended February 29, 2020 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade Index returned 18.16% for the reporting period, outperforming the 11.68% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of the overall bond market.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, investment-grade corporate bonds advanced strongly, as falling interest rates and expectations for further Fed easing contributed to a self-reinforcing cycle in which increased demand led to lower yields, which in turn reduced corporate borrowing costs. Corporate bond issuance was high for much of the reporting period, as companies issued debt to take advantage of historically low borrowing costs. Relatively higher bond yields in the U.S. drove global investor demand as yields in other developed economies remained persistently low, with some entering negative territory. In February 2020, investors began expecting additional interest rate cuts to counteract the economic slowdown.

Within the investment-grade category, bonds at all credit rating levels posted strong returns. The lowest-rated investment-grade bonds continued to gain despite concerns that large amounts of debt at this rating could be recategorized as high yield in the event of an economic downturn. Corporate bonds with maturities of ten years or more, which made up approximately 42% of the overall investment-grade market, were the top performers.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® Long-Term Corporate Bond ETF

Investment Objective

The iShares Long-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the ICE BofAML 10+ Year US Corporate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	26.50%	6.74%	8.06%	26.50%	38.56%	117.03%
Fund Market	26.46	6.61	8.01	26.46	37.69	116.17
Index	26.93	7.01	8.42	26.93	40.34	124.34

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through June 29, 2014 reflect the performance of the ICE BofAML 10+ Year US Corporate & Yankees Index. Index performance beginning on June 30, 2014 through July 31, 2018 reflects the performance of the Bloomberg Barclays U.S. Long Credit Index. Index performance beginning on August 1, 2018 reflects the performance of the ICE BofAML 10+ Year US Corporate Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,057.30	$0.31		$1,000.00	$1,024.60	$0.30		0.06%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days) See “Shareholder Expenses” on page 6 for more information.

4	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® Long-Term Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY
	Percent of
Moody’s Credit Rating*	Total Investments	(a)
Aaa	2.8%
Aa	8.0
A	37.1
Baa	47.8
Ba	2.9
Not Rated	1.4
ALLOCATION BY MATURITY
	Percent of
Maturity	Total Investments	(a)
5-10 Years	0.1%
10-15 Years	8.3
15-20 Years	21.7
More than 20 Years	69.9

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$170	$227,421

Aerospace & Defense — 1.9%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	465	592,487
BAE Systems PLC, 5.80%, 10/11/41(a)	25	35,260
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	425	452,846
3.30%, 03/01/35 (Call 09/01/34)	25	25,984
3.38%, 06/15/46 (Call 12/15/45)	205	209,593
3.50%, 03/01/39 (Call 09/01/38)(b)	495	526,151
3.50%, 03/01/45 (Call 09/01/44)	759	774,142
3.55%, 03/01/38 (Call 09/01/37)	280	310,257
3.60%, 05/01/34 (Call 02/01/34)	1,375	1,518,796
3.65%, 03/01/47 (Call 09/01/46)	225	239,336
3.75%, 02/01/50 (Call 08/01/49)(b)	835	925,366
3.83%, 03/01/59 (Call 09/01/58)	550	594,794
3.85%, 11/01/48 (Call 05/01/48)	685	755,709
3.90%, 05/01/49 (Call 11/01/48)	450	497,187
3.95%, 08/01/59 (Call 02/01/59)	790	878,454
5.88%, 02/15/40	225	301,947
6.13%, 02/15/33	50	67,858
6.63%, 02/15/38	156	227,049
6.88%, 03/15/39	637	949,985
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)	380	461,284
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	550	682,873
5.05%, 04/27/45 (Call 10/27/44)	400	523,834
6.15%, 12/15/40	130	189,496
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)(b)	524	611,536
3.80%, 03/01/45 (Call 09/01/44)	1,051	1,249,626
4.07%, 12/15/42(b)	805	993,769
4.09%, 09/15/52 (Call 03/15/52)	1,350	1,735,454
4.50%, 05/15/36 (Call 11/15/35)	735	931,940
4.70%, 05/15/46 (Call 11/15/45)	1,383	1,862,920
5.72%, 06/01/40	50	71,355
Series B, 6.15%, 09/01/36	175	253,692
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	625	711,052
4.03%, 10/15/47 (Call 04/15/47)	1,684	2,016,528
4.75%, 06/01/43	840	1,089,533
5.05%, 11/15/40	300	390,988
Northrop Grumman Systems Corp., 7.75%, 02/15/31	777	1,154,910
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	100	129,490
4.70%, 12/15/41	200	270,689
4.88%, 10/15/40	392	540,169
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	1,170	1,502,663
4.80%, 12/15/43 (Call 06/15/43)	380	499,675
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	960	1,103,919
4.05%, 05/04/47 (Call 11/04/46)	335	411,001
4.15%, 05/15/45 (Call 11/16/44)	1,350	1,634,615
4.45%, 11/16/38 (Call 05/16/38)	749	937,720
4.50%, 06/01/42	1,680	2,155,478
4.63%, 11/16/48 (Call 05/16/48)	1,271	1,705,206
5.40%, 05/01/35	1,121	1,527,260
	Par
Security	(000)	Value

Aerospace & Defense (continued)
5.70%, 04/15/40	$906	$1,322,897
6.05%, 06/01/36	230	328,791
6.13%, 07/15/38	990	1,473,614
		40,357,178
Agriculture — 1.4%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	1,486	1,453,113
4.25%, 08/09/42	1,175	1,201,449
4.50%, 05/02/43	1,675	1,750,868
5.38%, 01/31/44	1,667	1,965,074
5.80%, 02/14/39 (Call 08/14/38)	585	717,652
5.95%, 02/14/49 (Call 08/14/48)(b)	1,390	1,766,989
6.20%, 02/14/59 (Call 08/14/58)	430	562,649
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	415	486,798
4.02%, 04/16/43	839	1,028,852
4.50%, 03/15/49 (Call 09/15/48)	905	1,226,670
4.54%, 03/26/42	1,063	1,362,239
5.38%, 09/15/35	55	74,837
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	2,150	2,277,605
4.54%, 08/15/47 (Call 02/15/47)	1,880	1,956,907
4.76%, 09/06/49 (Call 03/06/49)	305	329,370
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a).	780	977,708
Philip Morris International Inc.
3.88%, 08/21/42	509	556,881
4.13%, 03/04/43	421	478,051
4.25%, 11/10/44	730	844,629
4.38%, 11/15/41	842	974,336
4.50%, 03/20/42	420	493,817
4.88%, 11/15/43	530	662,072
6.38%, 05/16/38	1,295	1,869,307
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	1,248	1,487,211
5.85%, 08/15/45 (Call 02/12/45)	1,840	2,199,390
6.15%, 09/15/43	475	572,598
7.25%, 06/15/37	825	1,091,559
		30,368,631
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	300	344,887
3.63%, 05/01/43 (Call 11/01/42)	520	592,512
3.88%, 11/01/45 (Call 05/01/45)	755	929,644
		1,867,043
Auto Manufacturers — 0.7%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)(b) .	375	497,390
Daimler Finance North America LLC, 8.50%, 01/18/31.	1,851	2,857,720
Ford Holdings LLC, 9.30%, 03/01/30	271	356,921
Ford Motor Co.
4.75%, 01/15/43	1,900	1,634,230
5.29%, 12/08/46 (Call 06/08/46)(b) .	845	774,209
7.40%, 11/01/46(b)	519	575,230
7.45%, 07/16/31	1,195	1,356,330
General Motors Co.
5.00%, 04/01/35	933	973,036
5.15%, 04/01/38 (Call 10/01/37)	638	650,497
5.20%, 04/01/45	965	963,125
5.40%, 04/01/48 (Call 10/01/47)	610	615,142
5.95%, 04/01/49 (Call 10/01/48)	889	969,678

S c h e d u l e o f I n v e s t m e n t s	7

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
6.25%, 10/02/43	$852	$959,005
6.60%, 04/01/36 (Call 10/01/35)	1,175	1,422,064
6.75%, 04/01/46 (Call 10/01/45)(b)	580	680,086
		15,284,663
Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	100	109,553
5.40%, 03/15/49 (Call 09/15/48)	406	491,034
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	295	324,417
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)(b)	600	629,871
		1,554,875
Banks — 7.5%
Bank of America Corp.
3.95%, 01/23/49 (Call 01/23/48)(c)	1,205	1,455,796
4.08%, 04/23/40 (Call 04/23/39)(c)	1,325	1,550,553
4.24%, 04/24/38 (Call 04/24/37)(c)	1,401	1,655,091
4.33%, 03/15/50 (Call 03/15/49)(b)(c)	1,784	2,277,673
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	1,234	1,584,329
4.88%, 04/01/44	895	1,181,293
5.00%, 01/21/44	2,087	2,827,960
5.88%, 02/07/42	853	1,254,710
6.11%, 01/29/37	1,530	2,105,386
7.75%, 05/14/38	1,115	1,804,990
Series L, 4.75%, 04/21/45	593	764,681
Bank of America N.A., 6.00%, 10/15/36	2,000	2,806,577
Barclays PLC
4.95%, 01/10/47	1,660	2,070,729
5.25%, 08/17/45	1,190	1,511,728
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(b)(c)(d)	545	604,950
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(c)	533	620,557
4.28%, 04/24/48 (Call 10/24/47)(c)	1,263	1,571,339
4.65%, 07/30/45	1,200	1,567,743
4.65%, 07/23/48 (Call 06/23/48)	2,024	2,686,302
4.75%, 05/18/46	1,905	2,390,909
5.30%, 05/06/44	865	1,147,256
5.88%, 02/22/33	325	435,877
5.88%, 01/30/42	797	1,183,990
6.00%, 10/31/33	523	713,348
6.13%, 08/25/36	482	670,085
6.63%, 06/15/32	767	1,075,310
6.68%, 09/13/43	605	934,871
6.88%, 03/05/38	110	162,569
6.88%, 02/15/98(b)	180	286,036
8.13%, 07/15/39	1,635	2,830,543
Commonwealth Bank of Australia
3.74%, 09/12/39(a)(b)	495	533,981
3.90%, 07/12/47(a)	829	985,775
4.32%, 01/10/48(a)	1,105	1,277,667
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,323	1,901,810
5.25%, 08/04/45	1,501	1,986,440
5.75%, 12/01/43	1,205	1,684,939
5.80%, 09/30/2110(a)	100	174,470
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45	1,856	2,423,189
Fifth Third Bancorp., 8.25%, 03/01/38	941	1,568,682
	Par
Security	(000)	Value

Banks (continued)
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	$350	$434,090
4.63%, 02/13/47 (Call 08/13/46)	495	634,282
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(c)	1,610	1,827,397
4.41%, 04/23/39 (Call 04/23/38)(c)	1,870	2,214,741
4.75%, 10/21/45 (Call 04/21/45)	1,584	2,023,522
4.80%, 07/08/44 (Call 01/08/44)	1,645	2,101,775
5.15%, 05/22/45	1,255	1,615,397
6.13%, 02/15/33	775	1,073,264
6.25%, 02/01/41	2,250	3,305,257
6.45%, 05/01/36	230	314,036
6.75%, 10/01/37	4,275	6,066,879
HSBC Bank USA N.A., 7.00%, 01/15/39	265	397,669
HSBC Holdings PLC
5.25%, 03/14/44	720	912,439
6.10%, 01/14/42	978	1,413,822
6.50%, 05/02/36	2,710	3,714,502
6.50%, 09/15/37	1,620	2,251,167
6.80%, 06/01/38	1,630	2,343,351
7.63%, 05/17/32	446	622,382
HSBC USA Inc., 7.20%, 07/15/97(b)	60	99,757
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(c)	2,515	2,874,239
3.90%, 01/23/49 (Call 01/23/48)(c)	1,605	1,911,620
3.96%, 11/15/48 (Call 11/15/47)(c)	2,717	3,253,222
4.03%, 07/24/48 (Call 07/24/47)(b)(c)	990	1,201,159
4.26%, 02/22/48 (Call 02/22/47)(c)	1,180	1,496,167
4.85%, 02/01/44(b)	645	857,555
4.95%, 06/01/45(b)	1,140	1,519,830
5.40%, 01/06/42	1,180	1,641,591
5.50%, 10/15/40	1,040	1,442,390
5.60%, 07/15/41	2,425	3,434,443
5.63%, 08/16/43(b)	968	1,361,742
6.40%, 05/15/38(b)	1,865	2,767,428
8.75%, 09/01/30	50	77,175
Lloyds Banking Group PLC
4.34%, 01/09/48(b)	1,435	1,624,494
5.30%, 12/01/45	685	884,181
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	625	729,271
4.15%, 03/07/39	895	1,101,808
4.29%, 07/26/38	1,225	1,509,571
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(c)	856	990,821
4.30%, 01/27/45	1,479	1,825,060
4.38%, 01/22/47	2,520	3,181,836
4.46%, 04/22/39 (Call 04/22/38)(c)	635	779,059
6.38%, 07/24/42	1,564	2,412,694
7.25%, 04/01/32	1,183	1,756,600
Regions Bank/Birmingham AL, 6.45%, 06/26/37	460	648,836
Regions Financial Corp., 7.38%, 12/10/37	490	720,119
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)	495	640,251
Societe Generale SA, 5.63%, 11/24/45(a)	115	152,345
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	485	602,715
5.70%, 03/26/44(a)	1,950	2,536,705
UBS AG/London, 4.50%, 06/26/48(a)	870	1,161,488
Wachovia Corp.
5.50%, 08/01/35	1,142	1,514,580

8	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
6.55%, 10/15/35(b)	$260	$364,055
7.50%, 04/15/35	125	186,739
Wells Fargo & Co.
3.90%, 05/01/45	1,887	2,235,621
4.40%, 06/14/46	1,286	1,524,080
4.65%, 11/04/44(b)	1,501	1,831,856
4.75%, 12/07/46	1,485	1,873,011
4.90%, 11/17/45	1,840	2,334,738
5.38%, 02/07/35	385	523,424
5.38%, 11/02/43(b)	1,365	1,797,140
5.61%, 01/15/44	2,010	2,733,823
Wells Fargo Bank N.A.
5.85%, 02/01/37	650	897,910
5.95%, 08/26/36	570	791,752
6.60%, 01/15/38	1,145	1,739,646
Wells Fargo Capital X, 5.95%, 12/01/86	668	871,789
Westpac Banking Corp., 4.42%, 07/24/39	1,112	1,299,640
		159,252,082
Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	4,267	5,111,194
4.90%, 02/01/46 (Call 08/01/45) (b)	7,355	9,067,597
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	958	1,057,467
4.63%, 02/01/44(b)	1,277	1,533,472
4.70%, 02/01/36 (Call 08/01/35) (b)	600	716,753
4.90%, 02/01/46 (Call 08/01/45) (b)	1,399	1,711,431
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	735	789,573
4.38%, 04/15/38 (Call 10/15/37)	620	717,842
4.44%, 10/06/48 (Call 04/06/48)	1,375	1,606,292
4.60%, 04/15/48 (Call 10/15/47)	1,783	2,140,170
4.75%, 04/15/58 (Call 10/15/57) (b)	1,075	1,304,606
4.90%, 01/23/31 (Call 10/23/30) (b)	1,198	1,459,548
4.95%, 01/15/42	835	1,047,710
5.45%, 01/23/39 (Call 07/23/38)	1,395	1,822,072
5.55%, 01/23/49 (Call 07/23/48) (b)	3,985	5,415,331
5.80%, 01/23/59 (Call 07/23/58)	1,560	2,216,171
8.00%, 11/15/39	325	527,815
8.20%, 01/15/39	807	1,333,146
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37) (a)	300	363,115
5.30%, 05/15/48 (Call 11/15/47) (a)(b)	475	612,487
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	140	170,591
4.50%, 07/15/45 (Call 01/15/45)	213	289,932
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	306	418,072
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)	595	670,146
4.50%, 05/09/47 (Call 11/09/46)	550	655,152
5.25%, 11/15/48 (Call 05/15/48)	503	656,096
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	735	913,577
5.88%, 09/30/36(b)	535	779,608
Diageo Investment Corp.
4.25%, 05/11/42	1,020	1,301,096
7.45%, 04/15/35	11	17,890
	Par
Security	(000)	Value

Beverages (continued)
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	$1,000	$1,048,400
4.38%, 05/10/43	330	398,372
Heineken NV
4.00%, 10/01/42(a)	540	641,949
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	120	149,844
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	525	613,622
4.50%, 11/15/45 (Call 08/15/45)(b)	385	448,256
4.99%, 05/25/38 (Call 11/25/37)	770	942,294
5.09%, 05/25/48 (Call 11/25/47)	475	604,594
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	1,577	1,636,525
5.00%, 05/01/42	800	906,096
PepsiCo Inc.
2.88%, 10/15/49 (Call 04/15/49)	1,050	1,110,358
3.38%, 07/29/49 (Call 01/29/49)	1,125	1,286,545
3.45%, 10/06/46 (Call 04/06/46)	1,525	1,743,587
3.60%, 08/13/42	405	471,313
4.00%, 03/05/42	492	588,018
4.00%, 05/02/47 (Call 11/02/46)(b)	695	866,927
4.25%, 10/22/44 (Call 04/22/44)	671	840,417
4.45%, 04/14/46 (Call 10/14/45)(b)	829	1,087,491
4.60%, 07/17/45 (Call 01/17/45)	460	605,448
Pernod Ricard SA, 5.50%, 01/15/42(a)	250	339,897
		62,755,905
Biotechnology — 1.3%
Amgen Inc.
3.15%, 02/21/40 (Call 08/21/39)	1,700	1,737,050
3.38%, 02/21/50 (Call 08/21/49)	790	803,173
4.40%, 05/01/45 (Call 11/01/44)	2,080	2,409,224
4.56%, 06/15/48 (Call 12/15/47)	1,520	1,809,653
4.66%, 06/15/51 (Call 12/15/50)	3,170	3,924,930
4.95%, 10/01/41	341	433,269
5.15%, 11/15/41 (Call 05/15/41)	670	871,854
5.65%, 06/15/42 (Call 12/15/41)	140	188,036
5.75%, 03/15/40(b)	220	294,602
6.38%, 06/01/37(b)	315	451,053
6.40%, 02/01/39	125	179,407
6.90%, 06/01/38	75	111,019
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)(b)	354	499,857
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	1,870	2,421,500
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	415	487,896
4.15%, 03/01/47 (Call 09/01/46)(b)	1,645	1,985,194
4.50%, 02/01/45 (Call 08/01/44)	1,146	1,407,827
4.60%, 09/01/35 (Call 03/01/35)	1,085	1,354,972
4.75%, 03/01/46 (Call 09/01/45)	2,053	2,647,729
4.80%, 04/01/44 (Call 10/01/43)	1,495	1,919,627
5.65%, 12/01/41 (Call 06/01/41)	980	1,392,183
		27,330,055
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)(a)	1,000	1,027,921
3.58%, 04/05/50 (Call 10/05/49)(a)	500	515,124
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(a)	100	119,619
4.50%, 04/04/48 (Call 10/04/47)(a)	751	911,795

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials (continued)
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	$488	$604,352
4.63%, 07/02/44 (Call 01/02/44)	577	709,564
4.95%, 07/02/64 (Call 01/02/64)(e)	515	619,829
5.13%, 09/14/45 (Call 03/14/45)	43	56,319
6.00%, 01/15/36	135	178,462
Martin Marietta Materials Inc., 4.25%, 12/15/47
(Call 06/15/47)	745	838,286
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	545	620,099
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	377	419,235
4.40%, 01/30/48 (Call 07/30/47)	279	302,532
7.00%, 12/01/36	249	338,183
Votorantim Cimentos SA, 7.25%, 04/05/41(a)	500	643,750
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	815	959,968
4.70%, 03/01/48 (Call 09/01/47)	605	747,951
		9,612,989
Chemicals — 1.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	558	708,257
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(a)	200	231,250
Braskem Netherlands Finance BV, 5.88%, 01/31/50(a)(b)	1,400	1,374,380
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	1,859	2,071,946
4.38%, 11/15/42 (Call 05/15/42)	633	699,990
4.63%, 10/01/44 (Call 04/01/44)	390	455,741
4.80%, 05/15/49 (Call 11/15/48)	885	1,043,695
5.25%, 11/15/41 (Call 08/15/41)	419	510,044
5.55%, 11/30/48 (Call 05/30/48)(b)	515	652,606
9.40%, 05/15/39	346	590,324
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	805	981,794
5.42%, 11/15/48 (Call 05/15/48)	2,345	2,953,410
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	889	1,037,741
4.80%, 09/01/42 (Call 03/01/42)	428	504,357
Ecolab Inc.
3.70%, 11/01/46 (Call 05/01/46)	175	201,896
3.95%, 12/01/47 (Call 06/01/47)(b)	720	890,490
5.50%, 12/08/41	278	394,206
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)(b)	490	595,352
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	275	294,032
5.00%, 09/26/48 (Call 03/26/48)(b)	345	405,979
Lubrizol Corp. (The), 6.50%, 10/01/34	350	529,589
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	990	1,159,167
5.25%, 07/15/43	885	1,082,310
LYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)	365	386,853
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(b)	973	1,087,316
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	450	471,291
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	230	248,439
5.45%, 11/15/33 (Call 05/15/33)	393	457,237
5.63%, 11/15/43 (Call 05/15/43)	805	961,105
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	1,037	1,153,215
	Par
Security	(000)	Value

Chemicals (continued)
4.90%, 06/01/43 (Call 12/01/42)	$745	$863,478
5.00%, 04/01/49 (Call 10/01/48)	698	867,984
5.25%, 01/15/45 (Call 07/15/44)	229	287,174
5.63%, 12/01/40	390	500,395
5.88%, 12/01/36	241	311,173
6.13%, 01/15/41 (Call 07/15/40)	650	865,745
7.13%, 05/23/36	18	24,924
OCP SA, 6.88%, 04/25/44(a)	200	263,437
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(a)	900	1,033,875
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	1,020	1,158,100
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	560	616,339
Sherwin-Williams Co. (The)
3.80%, 08/15/49 (Call 02/15/49)	435	476,013
4.00%, 12/15/42 (Call 06/15/42)	315	359,571
4.50%, 06/01/47 (Call 12/01/46)(b)	490	594,839
4.55%, 08/01/45 (Call 02/01/45)	95	114,081
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)(b)	775	883,412
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	660	716,662
5.00%, 08/15/46 (Call 02/15/46)	780	921,447
		34,992,661
Commercial Services — 1.2%
American University (The), Series 2019, 3.67%, 04/01/49	500	590,201
California Institute of Technology
4.32%, 08/01/45	12	16,134
4.70%, 11/01/2111	145	212,618
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	200	296,596
DP World PLC
4.70%, 09/30/49 (Call 03/30/49)(a)	500	490,000
5.63%, 09/25/48(a)	1,500	1,681,406
6.85%, 07/02/37(a)	850	1,071,000
Duke University, 3.30%, 10/01/46	25	28,701
Equifax Inc., 7.00%, 07/01/37	210	292,678
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	50	56,805
5.63%, 03/15/42(a)	65	88,116
7.00%, 10/15/37(a)(b)	2,124	3,203,729
George Washington University (The)
4.87%, 09/15/45	16	22,615
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	998	1,278,570
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	173	179,155
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	75	114,680
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	805	924,479
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	36	48,734
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	503	643,395
Massachusetts Institute of Technology
3.89%, 07/01/2116	100	134,123
3.96%, 07/01/38(b)	59	72,932
4.68%, 07/01/2114	325	511,782
5.60%, 07/01/2111	600	1,100,629
Series F, 2.99%, 07/01/50 (Call 01/01/50)	1,920	2,138,843
Moody’s Corp.
4.88%, 12/17/48 (Call 06/17/48)	211	281,951
5.25%, 07/15/44	525	717,637
Northwestern University
4.64%, 12/01/44	355	492,325
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	55	70,615

10	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	$500	$575,482
3.30%, 07/15/56 (Call 01/15/56)	385	462,819
3.62%, 10/01/37	46	54,462
4.88%, 10/15/40	200	283,959
Princeton University, 5.70%, 03/01/39	515	775,046
S&P Global Inc.
3.25%, 12/01/49 (Call 06/01/49)	575	648,176
4.50%, 05/15/48 (Call 11/15/47)	275	368,782
Trustees of Boston College, 3.13%, 07/01/52(b)	530	602,070
Trustees of Boston University, Series CC, 4.06%, 10/01/48
(Call 04/01/48)	130	170,113
Trustees of Dartmouth College, 3.47%, 06/01/46(b)	260	310,133
Trustees of the University of Pennsylvania (The), 3.61%,
02/15/2119 (Call 08/15/2118)	405	500,218
Tufts University, Series 2012, 5.02%, 04/15/2112	100	150,499
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	139	165,313
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	1,150	1,366,581
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	334	355,770
3.03%, 10/01/39	1,161	1,292,162
5.25%, 10/01/2111	250	422,984
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	100	128,632
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	186	249,764
Wesleyan University, 4.78%, 07/01/2116	125	175,356
William Marsh Rice University
3.57%, 05/15/45	331	393,279
3.77%, 05/15/55	125	159,631
		26,371,680
Computers — 1.8%
Apple Inc.
3.45%, 02/09/45	2,094	2,360,696
3.75%, 09/12/47 (Call 03/12/47)	1,780	2,101,691
3.75%, 11/13/47 (Call 05/13/47)	1,460	1,727,566
3.85%, 05/04/43	1,690	2,022,069
3.85%, 08/04/46 (Call 02/04/46)	2,045	2,439,832
4.25%, 02/09/47 (Call 08/09/46)(b)	1,165	1,479,324
4.38%, 05/13/45	1,985	2,535,199
4.45%, 05/06/44	670	863,728
4.50%, 02/23/36 (Call 08/23/35)	1,280	1,629,958
4.65%, 02/23/46 (Call 08/23/45)(b)	1,799	2,396,713
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	1,626	2,231,391
8.35%, 07/15/46 (Call 01/15/46)(a)	1,150	1,567,098
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	1,165	1,457,503
6.35%, 10/15/45 (Call 04/15/45)	910	1,137,782
HP Inc., 6.00%, 09/15/41.	604	692,449
International Business Machines Corp.
4.00%, 06/20/42	1,540	1,828,932
4.15%, 05/15/39	3,050	3,687,296
4.25%, 05/15/49(b)	1,680	2,094,962
4.70%, 02/19/46	845	1,114,216
5.60%, 11/30/39	615	872,315
5.88%, 11/29/32	356	492,824
7.13%, 12/01/96(b)	95	164,441
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	805	842,342
		37,740,327

	Par
Security	(000)	Value

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	$270	$340,247
4.00%, 08/15/45	330	433,009
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	920	986,850
3.70%, 08/15/42	50	56,900
4.15%, 03/15/47 (Call 09/15/46)	200	252,209
4.38%, 06/15/45 (Call 12/15/44)	535	681,470
6.00%, 05/15/37	255	368,746
Procter & Gamble Co. (The)
3.50%, 10/25/47	525	649,365
5.50%, 02/01/34	495	705,479
5.55%, 03/05/37	49	72,711
5.80%, 08/15/34(b)	85	127,364
Unilever Capital Corp., 5.90%, 11/15/32.	1,151	1,624,098
		6,298,448
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	480	552,624
4.20%, 05/15/47 (Call 11/15/46)	465	560,984
4.60%, 06/15/45 (Call 12/15/44)	755	951,004
		2,064,612
Diversified Financial Services — 1.8%
Ally Financial Inc. 8.00%, 11/01/31.	2,077	2,882,045
American Express Co., 4.05%, 12/03/42	925	1,168,697
Blackstone Holdings Finance Co. LLC
3.50%, 09/10/49 (Call 03/10/49)(a)	800	882,997
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	340	402,872
4.45%, 07/15/45(a)	400	496,010
5.00%, 06/15/44(a)	61	79,817
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	979	1,210,173
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	500	497,447
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	245	310,461
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	770	998,868
5.30%, 09/15/43 (Call 03/15/43)	746	1,071,488
Credit Suisse USA Inc., 7.13%, 07/15/32	663	1,007,564
FMR LLC
5.15%, 02/01/43(a)	500	687,403
6.50%, 12/14/40(a)	500	775,943
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	9,055	10,351,473
Invesco Finance PLC, 5.38%, 11/30/43	376	502,630
Jefferies Financial Group Inc., 6.63%, 10/23/43
(Call 07/23/43)	245	298,536
Jefferies Group LLC
6.25%, 01/15/36	430	528,202
6.50%, 01/20/43	620	769,301
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)	550	723,479
Legg Mason Inc., 5.63%, 01/15/44	430	590,245
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	868	1,029,315
3.80%, 11/21/46 (Call 05/21/46)	450	541,707
3.95%, 02/26/48 (Call 08/26/47)	745	923,663
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	50	56,436
Raymond James Financial Inc., 4.95%, 07/15/46	885	1,132,635

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	$1,294	$1,537,922
4.15%, 12/14/35 (Call 06/14/35)	1,914	2,374,023
4.30%, 12/14/45 (Call 06/14/45)	2,170	2,829,659
Western Union Co. (The)
6.20%, 11/17/36(b)	260	319,224
6.20%, 06/21/40	340	405,456
		37,385,691
Electric — 12.3%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(a)	400	442,000
4.88%, 04/23/30(a)	800	951,750
6.50%, 10/27/36(a)(b)	1,000	1,406,875
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	225	247,781
AEP Texas Inc.
3.80%, 10/01/47 (Call 04/01/47)	50	57,124
Series G, 4.15%, 05/01/49 (Call 11/01/48)(b)	245	293,667
Series H, 3.45%, 01/15/50 (Call 07/15/49)	250	266,095
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	50	52,903
3.75%, 12/01/47 (Call 06/01/47)	485	567,725
3.80%, 06/15/49 (Call 12/15/48)(b)	315	371,476
4.00%, 12/01/46 (Call 06/01/46)	465	569,737
4.25%, 09/15/48 (Call 03/15/48)(b)	320	401,478
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	415	451,526
3.75%, 03/01/45 (Call 09/01/44)	575	643,868
3.85%, 12/01/42	220	254,833
4.10%, 01/15/42	85	98,275
4.15%, 08/15/44 (Call 02/15/44)	367	432,610
4.30%, 01/02/46 (Call 07/02/45)(b)	425	504,675
5.70%, 02/15/33(b)	50	68,893
6.00%, 03/01/39	395	568,218
6.13%, 05/15/38	310	447,633
Series A, 4.30%, 07/15/48 (Call 01/15/48)	185	229,334
Series B, 3.70%, 12/01/47 (Call 06/01/47)	485	541,602
Ameren Illinois Co.
3.25%, 03/15/50 (Call 09/15/49)	340	379,116
3.70%, 12/01/47 (Call 06/01/47)	480	568,413
4.15%, 03/15/46 (Call 09/15/45)	625	781,244
4.30%, 07/01/44 (Call 01/01/44)	200	248,727
4.50%, 03/15/49 (Call 09/15/48)	613	813,667
4.80%, 12/15/43 (Call 06/15/43)	250	334,355
American Transmission Systems Inc., 5.00%, 09/01/44
(Call 03/01/44)(a)	325	433,621
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	491	603,568
4.45%, 06/01/45 (Call 12/01/44)	405	500,279
7.00%, 04/01/38	648	992,072
Series L, 5.80%, 10/01/35	212	286,195
Series P, 6.70%, 08/15/37	80	116,752
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	305	385,790
Arizona Public Service Co.
3.50%, 12/01/49 (Call 06/01/49)(b)	405	450,865
3.75%, 05/15/46 (Call 11/15/45)	620	724,830
4.20%, 08/15/48 (Call 02/15/48)	60	74,133
4.25%, 03/01/49 (Call 09/01/48)	610	773,825
4.35%, 11/15/45 (Call 05/15/45)	60	76,318
4.50%, 04/01/42 (Call 10/01/41)	501	634,537

	Par
Security	(000)	Value

Electric (continued)
5.05%, 09/01/41 (Call 03/01/41)	$160	$211,239
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	300	385,441
Baltimore Gas & Electric Co.
3.20%, 09/15/49 (Call 03/15/49)(b)	360	380,044
3.50%, 08/15/46 (Call 02/15/46)	645	707,240
3.75%, 08/15/47 (Call 02/15/47)	50	57,445
4.25%, 09/15/48 (Call 03/15/48)(b)	200	247,355
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	872	1,000,296
4.45%, 01/15/49 (Call 07/15/48)	801	1,023,552
4.50%, 02/01/45 (Call 08/01/44)	685	847,612
5.15%, 11/15/43 (Call 05/15/43)	947	1,293,488
5.95%, 05/15/37	1,205	1,744,824
6.13%, 04/01/36	717	1,022,140
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	370	414,930
4.20%, 09/15/46 (Call 03/15/46)	220	259,440
4.35%, 05/01/33 (Call 02/01/33)	595	716,903
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	195	210,936
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	845	961,020
3.95%, 03/01/48 (Call 09/01/47)	525	626,239
4.50%, 04/01/44 (Call 10/01/43)	315	407,956
Series AC, 4.25%, 02/01/49 (Call 08/01/48)(b)	510	656,488
CenterPoint Energy Inc., 3.70%, 09/01/49
(Call 03/01/49)(b)	325	356,496
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)	520	634,848
Cleco Power LLC, 6.00%, 12/01/40.	100	133,427
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	100	119,796
5.95%, 12/15/36	430	586,170
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	1,005	1,243,338
4.88%, 03/01/44 (Call 09/01/43)	546	705,006
Cometa Energia SA de CV, 6.38%, 04/24/35
(Call 01/24/35)(a)	388	446,346
Comision Federal de Electricidad
5.75%, 02/14/42(a)	800	939,500
6.13%, 06/16/45(a)	400	494,375
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	420	479,846
3.70%, 03/01/45 (Call 09/01/44)	275	314,030
3.80%, 10/01/42 (Call 04/01/42)	350	405,564
4.00%, 03/01/48 (Call 09/01/47)	695	841,016
4.00%, 03/01/49 (Call 09/01/48)	585	698,519
4.35%, 11/15/45 (Call 05/15/45)	350	436,490
4.60%, 08/15/43 (Call 02/15/43)	150	189,438
4.70%, 01/15/44 (Call 04/15/43)	575	738,180
6.45%, 01/15/38	105	157,962
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	400	463,951
Series 127, 3.20%, 11/15/49 (Call 05/15/49)(b)	155	164,445
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	900	1,136,134
4.30%, 04/15/44 (Call 10/15/43)	650	829,368
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	225	252,313
3.85%, 06/15/46 (Call 12/15/45)	550	626,886
3.95%, 03/01/43 (Call 09/01/42)	575	667,177
4.45%, 03/15/44 (Call 09/15/43)	939	1,184,045

12	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.50%, 12/01/45 (Call 06/01/45)	$867	$1,097,113
4.50%, 05/15/58 (Call 11/15/57)	385	488,690
4.63%, 12/01/54 (Call 06/01/54)	798	1,067,505
5.70%, 06/15/40	195	283,419
Series 05-A, 5.30%, 03/01/35	125	164,332
Series 06-A, 5.85%, 03/15/36	125	172,290
Series 06-B, 6.20%, 06/15/36	395	559,889
Series 06-E, 5.70%, 12/01/36(b)	90	121,823
Series 07-A, 6.30%, 08/15/37	125	182,086
Series 08-B, 6.75%, 04/01/38	635	968,749
Series 09-C, 5.50%, 12/01/39	465	635,969
Series 12-A, 4.20%, 03/15/42	83	99,915
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	605	706,545
Series A, 4.13%, 05/15/49 (Call 11/15/48)	410	493,254
Series C, 4.00%, 11/15/57 (Call 05/15/57)	25	29,189
Series C, 4.30%, 12/01/56 (Call 06/01/56)	602	738,022
Series E, 4.65%, 12/01/48 (Call 06/01/48)	430	558,969
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)(b)	200	215,675
3.25%, 08/15/46 (Call 02/15/46)	450	505,815
3.75%, 02/15/50 (Call 08/15/49)	48	57,042
3.95%, 05/15/43 (Call 11/15/42)	245	299,123
3.95%, 07/15/47 (Call 01/15/47)	310	382,677
4.05%, 05/15/48 (Call 11/15/47)	430	528,606
4.35%, 04/15/49 (Call 10/15/48)	500	662,491
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)(a)	384	439,119
Delmarva Power & Light Co., 4.15%, 05/15/45
(Call 11/15/44)	250	302,535
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	621	770,802
7.00%, 06/15/38	403	588,036
Series A, 4.60%, 03/15/49 (Call 09/15/48)	610	761,805
Series B, 5.95%, 06/15/35	490	661,395
Series C, 4.05%, 09/15/42 (Call 03/15/42)	475	533,319
Series C, 4.90%, 08/01/41 (Call 02/01/41)	642	794,658
Series E, 6.30%, 03/15/33	391	531,677
Series F, 5.25%, 08/01/33	520	653,546
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	501	640,011
5.10%, 06/01/65 (Call 12/01/64)	370	532,608
5.30%, 05/15/33(b)	155	206,355
5.45%, 02/01/41 (Call 08/01/40)	380	520,212
6.05%, 01/15/38(b)	313	452,766
6.63%, 02/01/32	375	540,321
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	300	308,693
3.70%, 03/15/45 (Call 09/15/44)	350	401,280
3.70%, 06/01/46 (Call 12/01/45)	335	382,849
3.75%, 08/15/47 (Call 02/15/47)	175	203,977
3.95%, 06/15/42 (Call 12/15/41)	200	228,790
3.95%, 03/01/49 (Call 09/01/48)	895	1,089,288
4.30%, 07/01/44 (Call 01/01/44)	348	427,880
5.70%, 10/01/37	500	678,051
Series A, 4.00%, 04/01/43 (Call 10/01/42)	325	380,375
Series A, 4.05%, 05/15/48 (Call 11/15/47)(b)	580	707,402
DTE Energy Co., 6.38%, 04/15/33	235	324,986
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	540	580,098
3.70%, 12/01/47 (Call 06/01/47)	340	389,188

	Par
Security	(000)	Value

Electric (continued)
3.75%, 06/01/45 (Call 12/01/44)	$240	$277,750
3.88%, 03/15/46 (Call 09/15/45)	390	459,263
3.95%, 03/15/48 (Call 09/15/47)	1,075	1,297,205
4.00%, 09/30/42 (Call 03/30/42)	325	387,632
4.25%, 12/15/41 (Call 06/15/41)	415	507,227
5.30%, 02/15/40	555	760,343
6.00%, 01/15/38	187	274,604
6.05%, 04/15/38	335	494,201
6.10%, 06/01/37	285	414,624
6.45%, 10/15/32	441	636,837
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	1,813	2,009,913
3.95%, 08/15/47 (Call 02/15/47)	450	508,786
4.20%, 06/15/49 (Call 12/15/48)(b)	1,005	1,189,457
4.80%, 12/15/45 (Call 06/15/45)	716	900,860
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	495	534,305
3.85%, 11/15/42 (Call 05/15/42)(b)	380	441,323
4.20%, 07/15/48 (Call 01/15/48)	90	112,098
5.65%, 04/01/40	150	215,235
6.35%, 09/15/37	525	789,455
6.40%, 06/15/38(b)	345	520,350
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	295	339,950
6.12%, 10/15/35	250	355,168
6.35%, 08/15/38	236	359,655
6.45%, 04/01/39	285	444,173
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	125	148,929
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	190	251,008
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	250	267,397
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	60	69,070
4.30%, 02/01/49 (Call 08/01/48)	835	1,041,546
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	470	529,206
3.70%, 10/15/46 (Call 04/15/46)	720	827,926
4.10%, 05/15/42 (Call 11/15/41)	410	500,381
4.10%, 03/15/43 (Call 09/15/42)	371	444,842
4.15%, 12/01/44 (Call 06/01/44)	444	538,049
4.20%, 08/15/45 (Call 02/15/45)	352	435,638
4.38%, 03/30/44 (Call 09/30/43)	150	188,109
6.30%, 04/01/38	175	264,339
E.ON International Finance BV, 6.65%, 04/30/38(a)	539	792,196
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	300	375,608
6.00%, 05/15/35(b)	400	533,238
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	990	1,257,151
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	1,550	2,012,477
4.88%, 01/22/44(a)	775	1,001,507
4.95%, 10/13/45 (Call 04/13/45)(a)	1,220	1,562,039
5.00%, 09/21/48 (Call 03/21/48)(a)	1,400	1,819,969
5.25%, 10/13/55 (Call 04/13/55)(a)	290	404,589
5.60%, 01/27/40(a)(b)	860	1,211,363
6.00%, 01/22/2114(a)	375	487,763
6.95%, 01/26/39(a)	155	245,923
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	1,290	1,585,731
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%,
08/01/35(a)	250	275,000
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(a)	450	534,294

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Enel Finance International NV
4.75%, 05/25/47(a)	$1,820	$2,193,979
6.00%, 10/07/39(a)(b)	665	883,095
Entergy Arkansas LLC
4.20%, 04/01/49 (Call 10/01/48)	245	300,570
4.95%, 12/15/44 (Call 12/15/24)	20	21,869
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	384	421,647
4.00%, 03/15/33 (Call 12/15/32)	595	719,502
4.20%, 09/01/48 (Call 03/01/48)	821	1,040,343
4.20%, 04/01/50 (Call 10/01/49)	645	803,821
4.95%, 01/15/45 (Call 01/15/25)	100	110,164
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	615	730,736
Entergy Texas Inc., 3.55%, 09/30/49 (Call 03/30/49)	350	391,010
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	225	244,336
4.10%, 04/01/43 (Call 10/01/42)	218	268,340
4.13%, 03/01/42 (Call 09/01/41)(b)	485	598,302
4.25%, 12/01/45 (Call 06/01/45)	480	609,702
4.63%, 09/01/43 (Call 03/01/43)	245	317,285
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	355	448,632
4.20%, 03/15/48 (Call 09/15/47)	260	334,203
5.30%, 10/01/41 (Call 04/01/41)	314	431,791
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	350	437,267
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	150	162,093
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	601	727,362
4.95%, 06/15/35 (Call 12/15/34)	325	398,142
5.10%, 06/15/45 (Call 12/15/44)	761	984,011
5.63%, 06/15/35	742	976,269
7.60%, 04/01/32	180	264,297
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	810	965,640
5.75%, 10/01/41 (Call 04/01/41)	360	426,307
6.25%, 10/01/39	813	1,015,693
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	1,020	1,255,625
Series C, 7.38%, 11/15/31(b)	1,236	1,805,930
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	350	439,234
5.45%, 07/15/44 (Call 01/15/44)(a)	600	821,331
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)(b)	1,250	1,388,317
3.70%, 12/01/47 (Call 06/01/47)	585	679,363
3.80%, 12/15/42 (Call 06/15/42)(b)	275	328,241
3.95%, 03/01/48 (Call 09/01/47)	485	599,475
3.99%, 03/01/49 (Call 09/01/48)	655	815,936
4.05%, 06/01/42 (Call 12/01/41)	360	445,428
4.05%, 10/01/44 (Call 04/01/44)(b)	305	371,986
4.13%, 02/01/42 (Call 08/01/41)	470	577,968
4.13%, 06/01/48 (Call 12/01/47)	492	627,382
4.95%, 06/01/35	700	958,073
5.13%, 06/01/41 (Call 12/01/40)	50	66,893
5.25%, 02/01/41 (Call 08/01/40)	200	283,354
5.63%, 04/01/34	125	180,069
5.65%, 02/01/37	146	207,745
5.69%, 03/01/40	169	249,873
5.95%, 10/01/33	15	21,408
5.95%, 02/01/38(b)	820	1,225,749

	Par
Security	(000)	Value

Electric (continued)
5.96%, 04/01/39	$100	$150,498
Georgia Power Co.
4.30%, 03/15/42	1,300	1,552,161
4.30%, 03/15/43(b)	296	353,079
5.40%, 06/01/40	75	99,897
Series 10-C, 4.75%, 09/01/40	466	574,137
Iberdrola International BV, 6.75%, 07/15/36	230	344,227
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	355	441,779
6.05%, 03/15/37	239	336,164
Series K, 4.55%, 03/15/46 (Call 09/15/45)	490	629,500
Series L, 3.75%, 07/01/47 (Call 01/01/47)	240	275,420
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)	125	153,359
4.70%, 09/01/45 (Call 03/01/45)(a)	50	65,134
Infraestructura Energetica Nova SAB de CV, 4.88%, 01/14/48(a)	250	254,609
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	660	732,831
3.70%, 09/15/46 (Call 03/15/46)	435	490,384
4.70%, 10/15/43 (Call 04/15/43)(b)	143	179,918
6.25%, 07/15/39	80	114,004
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	278	376,144
Jersey Central Power & Light Co., 6.15%, 06/01/37	57	81,078
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	750	926,067
5.13%, 11/01/40 (Call 05/01/40)	606	809,312
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	50	62,567
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	192	225,934
Louisville Gas & Electric Co., 4.25%, 04/01/49
(Call 10/01/48)	485	596,984
Massachusetts Electric Co., 5.90%, 11/15/39(a)(b)	50	71,874
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	500	539,931
3.65%, 08/01/48 (Call 02/01/48)	530	635,086
3.95%, 08/01/47 (Call 02/01/47)	205	255,438
4.25%, 05/01/46 (Call 11/01/45)	236	297,966
4.25%, 07/15/49 (Call 01/15/49)	1,161	1,492,210
4.40%, 10/15/44 (Call 04/15/44)	950	1,224,705
4.80%, 09/15/43 (Call 03/15/43)	645	868,148
5.75%, 11/01/35	56	80,014
5.80%, 10/15/36	55	79,250
6.75%, 12/30/31(b)	211	314,214
Minejesa Capital BV
4.63%, 08/10/30(a)	1,500	1,564,762
5.63%, 08/10/37(a)	500	552,969
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	425	492,832
Monongahela Power Co., 5.40%, 12/15/43
(Call 06/15/43)(a)	680	932,743
Narragansett Electric Co. (The), 4.17%, 12/10/42(a)(b)	50	59,110
National Grid USA, 5.80%, 04/01/35(b)	680	876,360
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	305	375,742
4.30%, 03/15/49 (Call 09/15/48)	655	839,118
4.40%, 11/01/48 (Call 05/01/48)	200	256,599
Series C, 8.00%, 03/01/32.	496	796,536
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	305	400,405
5.45%, 05/15/41 (Call 11/15/40)	25	34,374
Series N, 6.65%, 04/01/36	300	447,477

14	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series R, 6.75%, 07/01/37	$245	$363,567
New England Power Co., 3.80%, 12/05/47
(Call 06/05/47)(a)(b)	950	1,097,519
New York State Electric & Gas Corp., 3.30%, 09/15/49
(Call 03/15/49)(a)(b)	165	170,821
Niagara Mohawk Power Corp., 4.28%, 10/01/34
(Call 04/01/34)(a)	750	903,556
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)(b)	900	924,497
3.40%, 08/15/42 (Call 02/15/42)	360	410,637
3.60%, 05/15/46 (Call 11/15/45)	75	89,377
4.00%, 08/15/45 (Call 02/15/45)	115	144,973
4.13%, 05/15/44 (Call 11/15/43)	232	289,743
4.85%, 08/15/40 (Call 02/15/40)	25	32,596
5.35%, 11/01/39	355	502,213
6.25%, 06/01/36	421	628,893
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	571	667,652
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	175	224,268
5.50%, 03/15/40	346	484,323
Oglethorpe Power Corp.
4.20%, 12/01/42	450	469,617
4.25%, 04/01/46 (Call 10/01/45)	105	110,229
4.55%, 06/01/44	355	406,242
5.05%, 10/01/48 (Call 04/01/48)	200	258,857
5.25%, 09/01/50	255	323,023
5.38%, 11/01/40	345	451,155
5.95%, 11/01/39(b)	465	592,932
Ohio Edison Co.
6.88%, 07/15/36	350	542,761
8.25%, 10/15/38	65	113,077
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	275	336,489
4.15%, 04/01/48 (Call 10/01/47)(b)	565	702,067
Series D, 6.60%, 03/01/33	190	280,009
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (Call 09/15/29)	630	695,703
3.85%, 08/15/47 (Call 02/15/47)	320	365,435
4.15%, 04/01/47 (Call 10/01/46)	405	483,604
5.85%, 06/01/40	45	61,448
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)(b)	800	872,345
3.75%, 04/01/45 (Call 10/01/44)	639	766,968
3.80%, 09/30/47 (Call 03/30/47)	375	454,987
3.80%, 06/01/49 (Call 12/01/48)	490	598,334
4.10%, 11/15/48 (Call 05/15/48)	345	438,581
4.55%, 12/01/41 (Call 06/01/41)	410	537,641
5.25%, 09/30/40	305	431,685
5.30%, 06/01/42 (Call 12/01/41)	710	1,011,325
7.00%, 05/01/32	173	260,010
7.25%, 01/15/33	185	285,714
7.50%, 09/01/38	105	177,540
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	280	340,805
4.13%, 01/15/49 (Call 07/15/48)	735	923,544
4.15%, 02/15/50 (Call 08/15/49)	700	870,665
5.75%, 04/01/37	265	375,624
6.00%, 01/15/39	650	954,796
6.10%, 08/01/36	780	1,135,977
6.25%, 10/15/37	135	202,684

	Par
Security	(000)	Value

Electric (continued)
6.35%, 07/15/38	$180	$273,069
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	470	491,264
3.90%, 03/01/48 (Call 09/01/47)	540	644,029
4.15%, 10/01/44 (Call 04/01/44)	615	747,204
4.80%, 10/15/43 (Call 04/15/43)	500	643,462
5.95%, 10/01/36	111	156,268
Pennsylvania Electric Co., 6.15%, 10/01/38	75	105,320
Perusahaan Listrik Negara PT
4.88%, 07/17/49(a)	1,415	1,569,843
6.15%, 05/21/48(a)	1,425	1,848,937
6.25%, 01/25/49(a)(b)	590	782,175
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	621	747,098
6.50%, 11/15/37	345	514,049
7.90%, 12/15/38	75	122,205
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	735	825,918
4.70%, 06/01/43 (Call 12/01/42)	615	740,408
5.00%, 03/15/44 (Call 09/15/43)	425	525,886
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)(b)	530	549,431
3.95%, 06/01/47 (Call 12/01/46)	345	411,955
4.13%, 06/15/44 (Call 12/15/43)	185	220,135
4.15%, 06/15/48 (Call 12/15/47)(b)	455	560,761
4.75%, 07/15/43 (Call 01/15/43)	195	251,847
5.20%, 07/15/41 (Call 01/15/41)	10	13,134
6.25%, 05/15/39	315	465,677
Progress Energy Inc.
6.00%, 12/01/39(b)	540	771,426
7.00%, 10/30/31	310	451,230
7.75%, 03/01/31	349	516,850
PSEG Power LLC, 8.63%, 04/15/31	270	385,511
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	350	384,794
3.60%, 09/15/42 (Call 03/15/42)	250	292,944
3.80%, 06/15/47 (Call 12/15/46)	400	467,250
3.95%, 03/15/43 (Call 09/15/42)	125	147,222
4.05%, 09/15/49 (Call 03/15/49)	605	751,775
4.10%, 06/15/48 (Call 12/15/47)	350	441,246
4.30%, 03/15/44 (Call 09/15/43)	205	258,249
4.75%, 08/15/41 (Call 02/15/41)	5	6,443
6.50%, 08/01/38	235	365,498
Series 17, 6.25%, 09/01/37	390	601,370
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	730	796,845
Public Service Co. of New Hampshire, 3.60%, 07/01/49
(Call 01/01/49)	840	980,099
Public Service Co. of Oklahoma, Series G, 6.63%,
11/15/37	50	74,822
Public Service Electric & Gas Co.
3.15%, 01/01/50 (Call 07/01/49)	500	547,303
3.20%, 08/01/49 (Call 02/01/49)	510	570,315
3.60%, 12/01/47 (Call 06/01/47)	705	831,495
3.65%, 09/01/42 (Call 03/01/42)	235	273,326
3.80%, 03/01/46 (Call 09/01/45)	763	913,557
3.85%, 05/01/49 (Call 11/01/48)	575	705,708
3.95%, 05/01/42 (Call 11/01/41)	560	674,793
4.05%, 05/01/48 (Call 11/01/47)	205	258,178
4.15%, 11/01/45 (Call 05/01/45)	75	94,356
5.50%, 03/01/40	100	143,145

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
5.80%, 05/01/37	$260	$368,493
Series K, 4.05%, 05/01/45 (Call 11/01/44)	60	72,560
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	1,160	1,226,513
4.22%, 06/15/48 (Call 12/15/47)	25	30,765
4.30%, 05/20/45 (Call 11/20/44)	499	612,175
4.43%, 11/15/41 (Call 05/15/41)	695	820,319
5.64%, 04/15/41 (Call 10/15/40)	235	325,145
5.76%, 10/01/39	225	316,156
5.80%, 03/15/40	141	197,317
6.27%, 03/15/37	365	516,781
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	450	570,094
San Diego Gas & Electric Co.
3.95%, 11/15/41	190	211,208
4.15%, 05/15/48 (Call 11/15/47)	565	684,639
4.50%, 08/15/40	395	501,536
5.35%, 05/15/40	25	33,601
6.00%, 06/01/39(b)	208	310,286
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)(b)	621	721,104
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	30	36,963
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	1,600	1,960,000
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	2,206	2,470,383
4.00%, 02/01/48 (Call 08/01/47)	679	750,849
6.00%, 10/15/39	450	628,691
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	365	392,191
4.00%, 04/01/47 (Call 10/01/46)	681	778,224
4.05%, 03/15/42 (Call 09/15/41)	565	645,806
4.50%, 09/01/40 (Call 03/01/40)	443	535,767
4.65%, 10/01/43 (Call 04/01/43)	749	920,733
5.50%, 03/15/40	272	367,273
5.63%, 02/01/36	275	366,397
6.00%, 01/15/34(b)	363	503,574
6.05%, 03/15/39	650	920,105
Series 04-G, 5.75%, 04/01/35	205	282,690
Series 05-B, 5.55%, 01/15/36.	285	366,374
Series 05-E, 5.35%, 07/15/35.	395	524,834
Series 06-E, 5.55%, 01/15/37.	250	329,680
Series 08-A, 5.95%, 02/01/38.	475	673,591
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	410	449,812
Series B, 4.88%, 03/01/49 (Call 09/01/48)	799	1,040,204
Series C, 3.60%, 02/01/45 (Call 08/01/44)	630	661,782
Series C, 4.13%, 03/01/48 (Call 09/01/47)	973	1,112,557
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	799	945,376
4.40%, 07/01/46 (Call 01/01/46)	1,605	1,876,818
Southern Power Co.
5.15%, 09/15/41	595	742,155
5.25%, 07/15/43(b)	225	280,373
Series F, 4.95%, 12/15/46 (Call 06/15/46)	805	999,300
Southwestern Electric Power Co.
6.20%, 03/15/40	385	551,101
Series J, 3.90%, 04/01/45 (Call 10/01/44)	670	749,104
Series L, 3.85%, 02/01/48 (Call 08/01/47)	415	460,863
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	455	488,156
3.70%, 08/15/47 (Call 02/15/47)	385	440,520
3.75%, 06/15/49 (Call 12/15/48)	115	131,696
4.50%, 08/15/41 (Call 02/15/41)	280	358,441

	Par
Security	(000)	Value

Electric (continued)
6.00%, 10/01/36(b)	$395	$526,002
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	490	620,598
State Grid Overseas Investment 2014 Ltd., 4.85%,
05/07/44(a)	700	956,882
State Grid Overseas Investment 2016 Ltd., 4.00%,
05/04/47(a)(b)	615	773,362
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)(b)	375	441,876
4.10%, 06/15/42 (Call 12/15/41)	520	625,786
4.20%, 05/15/45 (Call 11/15/44)	350	425,277
4.35%, 05/15/44 (Call 11/15/43)	225	284,263
4.45%, 06/15/49 (Call 12/15/48)	295	386,551
6.55%, 05/15/36	30	43,272
Toledo Edison Co. (The), 6.15%, 05/15/37	650	966,995
Tri-State Generation & Transmission Association Inc.
4.25%, 06/01/46 (Call 12/01/45)	55	64,849
6.00%, 06/15/40(a)	700	1,002,241
Tucson Electric Power Co., 4.85%, 12/01/48
(Call 06/01/48)	300	404,251
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	470	517,457
3.90%, 09/15/42 (Call 03/15/42)	410	497,948
4.00%, 04/01/48 (Call 10/01/47)	380	467,429
8.45%, 03/15/39(b)	290	513,035
Virginia Electric & Power Co.
3.30%, 12/01/49 (Call 06/01/49)	75	80,663
4.00%, 01/15/43 (Call 07/15/42)(b)	346	413,825
4.45%, 02/15/44 (Call 08/15/43)	575	719,999
4.60%, 12/01/48 (Call 06/01/48)	760	997,069
6.35%, 11/30/37	25	37,379
8.88%, 11/15/38	315	577,395
Series A, 6.00%, 05/15/37	110	158,780
Series B, 3.80%, 09/15/47 (Call 03/15/47)	450	524,415
Series B, 4.20%, 05/15/45 (Call 11/15/44)	7	8,443
Series B, 6.00%, 01/15/36	250	355,557
Series C, 4.00%, 11/15/46 (Call 05/15/46)	585	702,530
Series D, 4.65%, 08/15/43 (Call 02/15/43)(b)	286	372,027
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)(b)	429	532,518
5.63%, 05/15/33	57	77,856
5.70%, 12/01/36	5	6,916
Wisconsin Power & Light Co., 6.38%, 08/15/37.	380	560,669
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)(b)	1,045	1,138,236
4.75%, 11/01/44 (Call 05/01/44)	310	411,516
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)(b)	510	558,026
4.80%, 09/15/41 (Call 03/15/41)	279	346,735
6.50%, 07/01/36	225	322,006
		261,607,431
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
5.25%, 11/15/39	35	47,434
6.00%, 08/15/32	450	635,734
		683,168
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	569	672,479
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	460	583,457

16	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
5.70%, 03/15/36	$75	$108,841
5.70%, 03/15/37	65	95,732
Series 30, 5.38%, 03/01/41	27	39,933
Tyco Electronics Group SA, 7.13%, 10/01/37.	200	320,198
		1,820,640
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA, 6.00%, 11/18/48
(Call 11/18/47)(a)	850	1,079,500
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(a)	475	517,616
5.50%, 07/31/47 (Call 01/31/47)(a)	1,839	1,993,591
		3,590,707
Environmental Control — 0.2%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	260	258,991
5.70%, 05/15/41 (Call 11/15/40)	140	198,387
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	350	404,847
4.00%, 07/15/39 (Call 01/15/39)	390	468,967
4.10%, 03/01/45 (Call 09/01/44)	910	1,116,141
4.15%, 07/15/49 (Call 01/15/49)	1,258	1,568,522
		4,015,855
Food — 1.7%
Campbell Soup Co., 4.80%, 03/15/48 (Call 09/15/47)	760	927,124
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)(b)	976	1,183,842
5.40%, 11/01/48 (Call 05/01/48)	1,020	1,289,576
8.25%, 09/15/30	545	788,573
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	30	34,077
4.55%, 04/17/38 (Call 10/17/37)(b)	605	727,160
4.70%, 04/17/48 (Call 10/17/47)	435	543,710
5.40%, 06/15/40	425	563,251
Grupo Bimbo SAB de CV
4.00%, 09/06/49 (Call 03/06/49)(a)(b)	1,000	1,031,675
4.70%, 11/10/47 (Call 05/10/47)(a)	200	230,000
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	385	414,591
3.38%, 08/15/46 (Call 02/15/46)	200	226,496
Ingredion Inc., 6.63%, 04/15/37	200	281,176
JM Smucker Co. (The)
4.25%, 03/15/35	1,070	1,249,380
4.38%, 03/15/45(b)	700	801,136
Kellogg Co.
4.50%, 04/01/46(b)	390	463,566
Series B, 7.45%, 04/01/31	851	1,242,954
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	480	649,817
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	625	665,165
3.95%, 01/15/50 (Call 07/15/49)	100	103,603
4.45%, 02/01/47 (Call 08/01/46)	840	951,009
4.65%, 01/15/48 (Call 07/15/47)	510	579,264
5.00%, 04/15/42 (Call 10/15/41)	375	449,403
5.15%, 08/01/43 (Call 02/01/43)	195	244,306
5.40%, 07/15/40 (Call 01/15/40)(b)	295	370,441
5.40%, 01/15/49 (Call 07/15/48)	370	480,511
6.90%, 04/15/38	330	468,717
7.50%, 04/01/31	315	450,292

	Par
Security	(000)	Value

Food (continued)
Mars Inc.
3.20%, 04/01/30 (Call 01/01/30)(a)	$275	$307,027
3.60%, 04/01/34 (Call 01/01/34)(a)	455	539,321
3.88%, 04/01/39 (Call 10/01/38)(a)	650	780,698
3.95%, 04/01/44 (Call 10/01/43)(a)	825	988,522
3.95%, 04/01/49 (Call 10/01/48)(a)	675	820,342
4.13%, 04/01/54 (Call 10/01/53)(a)(b)	475	581,665
4.20%, 04/01/59 (Call 10/01/58)(a)	675	890,388
McCormick & Co. Inc./MD, 4.20%, 08/15/47
(Call 02/15/47)	315	382,319
Mondelez International Inc., 4.63%, 05/07/48
(Call 11/07/47)	725	941,487
Nestle Holdings Inc.
3.90%, 09/24/38 (Call 03/24/38)(a)	1,180	1,428,324
4.00%, 09/24/48 (Call 03/24/48)(a)	1,904	2,405,891
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	792	962,097
4.50%, 04/01/46 (Call 10/01/45)	506	639,134
4.85%, 10/01/45 (Call 04/01/45)	625	804,583
5.38%, 09/21/35	325	444,171
Tesco PLC, 6.15%, 11/15/37(a)(b)	730	945,685
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)(b)	640	768,994
4.88%, 08/15/34 (Call 02/15/34)(b)	520	642,086
5.10%, 09/28/48 (Call 03/28/48)	1,494	1,946,532
5.15%, 08/15/44 (Call 02/15/44)	360	459,037
		35,089,118
Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)	50	51,250
5.50%, 11/02/47 (Call 05/02/47)	455	491,258
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	500	537,362
Domtar Corp.
6.25%, 09/01/42(b)	175	208,733
6.75%, 02/15/44 (Call 08/15/43)(b)	220	273,905
Georgia-Pacific LLC, 8.88%, 05/15/31	693	1,132,933
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	990	1,124,992
4.40%, 08/15/47 (Call 02/15/47)	1,305	1,468,483
4.80%, 06/15/44 (Call 12/15/43)	576	661,478
5.00%, 09/15/35 (Call 03/15/35)	440	559,441
5.15%, 05/15/46 (Call 11/15/45)	610	746,558
6.00%, 11/15/41 (Call 05/15/41)	405	539,837
7.30%, 11/15/39	780	1,154,284
8.70%, 06/15/38	75	118,276
Stora Enso OYJ, 7.25%, 04/15/36(a)	470	582,800
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(a)	935	1,107,975
		10,759,565
Gas — 1.1%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)(b)	950	1,045,175
4.13%, 10/15/44 (Call 04/15/44)	565	671,978
4.13%, 03/15/49 (Call 09/15/48)	285	356,426
4.15%, 01/15/43 (Call 07/15/42)	340	397,817
4.30%, 10/01/48 (Call 04/01/48)(b)	400	504,367
5.50%, 06/15/41 (Call 12/15/40)	305	414,263
Boston Gas Co., 4.49%, 02/15/42(a)	35	43,430
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	1,035	1,275,410

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Gas (continued)
4.49%, 03/04/49 (Call 09/04/48)(a)	$1,300	$1,652,742
4.50%, 03/10/46 (Call 09/10/45)(a)(b)	25	31,391
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	365	428,141
5.85%, 01/15/41 (Call 07/15/40)	235	325,685
6.63%, 11/01/37	35	51,063
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(a)	250	309,418
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)(b)	500	592,117
4.80%, 11/01/43 (Call 05/01/43)	115	139,548
Series C, 3.90%, 11/15/49 (Call 08/15/49)	270	293,132
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	250	350,127
Korea Gas Corp., 6.25%, 01/20/42(a)	640	1,041,600
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)	200	299,188
Nakilat Inc., 6.07%, 12/31/33(a)(b)	650	788,734
NiSource Inc.
3.95%, 03/30/48 (Call 12/30/47)	435	491,630
4.38%, 05/15/47 (Call 11/15/46)	720	844,687
4.80%, 02/15/44 (Call 08/15/43)	803	974,022
5.25%, 02/15/43 (Call 08/15/42)	687	890,060
5.65%, 02/01/45 (Call 08/01/44)	561	764,847
5.80%, 02/01/42 (Call 08/01/41)	150	197,816
5.95%, 06/15/41 (Call 12/15/40)(b)	560	772,116
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)(b)	355	442,893
4.66%, 02/01/44 (Call 08/01/43)	235	295,204
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	70	76,189
4.10%, 09/18/34 (Call 03/18/34)	100	119,737
4.65%, 08/01/43 (Call 02/01/43)	153	186,601
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	180	198,594
4.45%, 03/15/44 (Call 09/15/43)	470	565,065
5.13%, 11/15/40	80	102,972
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	155	189,195
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	510	653,383
Series WW, 3.95%, 02/15/50 (Call 08/15/49)(b)	800	990,234
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	250	278,144
4.40%, 06/01/43 (Call 12/01/42)	341	399,603
4.40%, 05/30/47 (Call 11/30/46)	210	256,180
5.88%, 03/15/41 (Call 09/15/40)	767	1,077,826
6.00%, 10/01/34	400	549,151
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	175	203,238
4.15%, 06/01/49 (Call 12/01/48)(b)	285	340,374
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	100	123,483
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	511	563,168
Series K, 3.80%, 09/15/46 (Call 03/15/46)(b)	210	232,380
		23,790,544
Hand & Machine Tools — 0.1%
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	450	562,212
Stanley Black & Decker Inc.
4.85%, 11/15/48 (Call 05/15/48)	191	264,939
5.20%, 09/01/40	235	309,478
		1,136,629

	Par
Security	(000)	Value

Health Care - Products — 1.3%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	$2,155	$2,825,984
4.75%, 04/15/43 (Call 10/15/42)	973	1,293,589
4.90%, 11/30/46 (Call 05/30/46)	3,020	4,206,261
5.30%, 05/27/40(b)	310	439,345
6.00%, 04/01/39	200	299,821
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)	400	446,439
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	1,423	1,494,908
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	1,275	1,576,126
4.70%, 03/01/49 (Call 09/01/48)	945	1,232,052
7.00%, 11/15/35	335	492,659
7.38%, 01/15/40	220	351,968
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	465	589,354
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	300	325,919
3.40%, 11/15/49 (Call 05/15/49)(b)	810	893,398
Koninklijke Philips NV, 5.00%, 03/15/42(b)	1,080	1,453,427
Medtronic Inc.
4.38%, 03/15/35	2,040	2,596,723
4.63%, 03/15/45	1,871	2,532,034
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	475	559,246
4.38%, 05/15/44 (Call 12/15/43)	266	328,154
4.63%, 03/15/46 (Call 09/15/45)	1,035	1,339,082
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	881	1,104,404
5.30%, 02/01/44 (Call 08/01/43)	512	684,457
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	465	505,021
4.45%, 08/15/45 (Call 07/15/45)	315	358,584
5.75%, 11/30/39	200	250,844
		28,179,799
Health Care - Services — 2.8%
Advocate Health & Hospitals Corp., 4.27%, 08/15/48
(Call 02/15/48)	750	972,286
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	465	491,536
4.13%, 11/15/42 (Call 05/15/42)	600	651,266
4.50%, 05/15/42 (Call 11/15/41)	520	586,298
4.75%, 03/15/44 (Call 09/15/43)	380	444,592
6.63%, 06/15/36	380	527,429
6.75%, 12/15/37	435	621,742
Allina Health System, Series 2019, 3.89%, 04/15/49.	215	257,139
Anthem Inc.
3.70%, 09/15/49 (Call 03/15/49)(b)	320	327,732
4.38%, 12/01/47 (Call 06/01/47)(b)	895	1,022,623
4.55%, 03/01/48 (Call 09/01/47)	1,030	1,211,736
4.63%, 05/15/42	1,302	1,510,336
4.65%, 01/15/43	829	971,704
4.65%, 08/15/44 (Call 02/15/44)	620	724,481
4.85%, 08/15/54 (Call 02/15/54)	275	332,354
5.10%, 01/15/44(b)	795	982,806
5.95%, 12/15/34	35	47,539
Ascension Health
3.95%, 11/15/46	1,278	1,585,440
4.85%, 11/15/53	166	237,600
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	350	430,313
4.19%, 11/15/45 (Call 05/15/45)	201	250,796

18	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)(b)	$630	$675,978
4.19%, 10/01/49 (Call 04/01/49)	797	871,786
4.35%, 11/01/42	695	784,242
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48
(Call 02/01/48)	230	289,099
Dignity Health
4.50%, 11/01/42	305	357,715
5.27%, 11/01/64	115	152,681
Duke University Health System Inc., Series 2017, 3.92%,
06/01/47 (Call 12/01/46)	330	417,711
Hackensack Meridian Health Inc., 4.21%, 07/01/48
(Call 01/01/48)	75	95,488
Hartford HealthCare Corp., 3.45%, 07/01/54	100	106,392
HCA Inc.
5.13%, 06/15/39 (Call 12/15/38)(b)	1,362	1,583,370
5.25%, 06/15/49 (Call 12/15/48)	1,425	1,659,844
5.50%, 06/15/47 (Call 12/15/46)	1,360	1,614,075
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	780	845,869
4.63%, 12/01/42 (Call 06/01/42)	685	804,533
4.80%, 03/15/47 (Call 09/14/46)(b)	325	396,784
4.95%, 10/01/44 (Call 04/01/44)(b)	285	351,092
8.15%, 06/15/38	100	154,756
Indiana University Health Inc. Obligated Group, 3.97%,
11/01/48 (Call 05/01/48)	100	124,946
Johns Hopkins Health System Corp. (The), 3.84%,
05/15/46.	135	166,212
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	2,183	2,756,773
4.88%, 04/01/42	100	136,126
Laboratory Corp. of America Holdings, 4.70%, 02/01/45
(Call 08/01/44)	1,250	1,506,590
Mayo Clinic, Series 2013, 4.00%, 11/15/47.	11	13,932
McLaren Health Care Corp., Series A, 4.39%, 05/15/48
(Call 11/15/47)	25	31,802
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	325	410,973
5.00%, 07/01/42	45	62,281
Series 2015, 4.20%, 07/01/55	465	601,183
Montefiore Obligated Group, Series 18-C, 5.24%, 11/01/48
(Call 05/01/48)	370	459,839
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%,
07/01/48(b)	205	240,275
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	101	126,453
4.06%, 08/01/56	450	562,066
4.76%, 08/01/2116	55	75,737
Series 2019, 3.95%, 12/31/99 (Call 02/01/2119)	750	901,840
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	110	123,382
3.98%, 11/01/46 (Call 11/01/45)	890	1,031,675
4.26%, 11/01/47 (Call 11/01/46)	710	843,260
Ochsner Clinic Foundation, 5.90%, 05/15/45
(Call 11/15/44)	75	110,059
Partners Healthcare System Inc., Series 2020, 3.19%,
07/01/49 (Call 01/01/49)	1,135	1,199,631
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)(b)	115	140,494
Series I, 3.74%, 10/01/47	250	292,966

	Par
Security	(000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	$527	$640,053
Roche Holdings Inc., 4.00%, 11/28/44 (Call 05/28/44)(a)(b)	261	336,545
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45
(Call 01/15/45)	25	33,098
Spectrum Health System Obligated Group, Series 19A,
3.49%, 07/15/49 (Call 01/15/49)	100	114,103
Stanford Health Care, Series 2018, 3.80%, 11/15/48
(Call 05/15/48)	375	463,286
Sutter Health, Series 2018, 4.09%, 08/15/48
(Call 02/15/48)	395	497,661
Texas Health Resources, 4.33%, 11/15/55	9	11,879
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(b)	50	54,620
5.75%, 11/15/38 (Call 11/15/28)	165	200,555
6.02%, 11/15/48(b)	530	686,547
UnitedHealth Group Inc.
3.50%, 08/15/39 (Call 02/15/39)	377	415,350
3.70%, 08/15/49 (Call 02/15/49)(b)	1,145	1,277,075
3.75%, 10/15/47 (Call 04/15/47)	870	983,526
3.88%, 08/15/59 (Call 02/15/59)	1,325	1,508,984
3.95%, 10/15/42 (Call 04/15/42)	617	710,465
4.20%, 01/15/47 (Call 07/15/46)	493	590,993
4.25%, 03/15/43 (Call 09/15/42)	1,000	1,193,797
4.25%, 04/15/47 (Call 10/15/46)	430	519,803
4.25%, 06/15/48 (Call 12/15/47)	1,007	1,220,662
4.38%, 03/15/42 (Call 09/15/41)	350	423,411
4.45%, 12/15/48 (Call 06/15/48)	1,065	1,332,015
4.63%, 07/15/35	1,539	1,923,831
4.63%, 11/15/41 (Call 05/15/41)(b)	405	504,810
4.75%, 07/15/45	1,000	1,283,274
5.70%, 10/15/40 (Call 04/15/40)	330	461,703
5.80%, 03/15/36	390	535,760
5.95%, 02/15/41 (Call 08/15/40)	400	575,478
6.50%, 06/15/37	415	613,188
6.63%, 11/15/37	486	728,634
6.88%, 02/15/38	980	1,498,553
Willis-Knighton Medical Center, Series 2018, 4.81%,
09/01/48 (Call 03/01/48)	135	180,687
		58,788,004
Holding Companies - Diversified — 0.1%
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49
(Call 03/06/49)(a)	1,000	1,122,500
Hutchison Whampoa International Ltd., 7.45%,
11/24/33(a)(b)	275	430,289
		1,552,789
Home Furnishings — 0.1%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	755	838,253
5.15%, 03/01/43	200	230,014
		1,068,267
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	400	411,795
3.20%, 07/30/46 (Call 01/30/46)(b)	755	824,358
3.90%, 05/04/47 (Call 11/04/46)	310	379,256
5.30%, 03/01/41(b)	31	42,972
6.63%, 08/01/37	330	506,395

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Household Products & Wares (continued)
SC Johnson & Son Inc., 4.75%, 10/15/46
(Call 04/15/46)(a)	$1,025	$1,358,672
		3,523,448
Insurance — 5.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	150,000
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	395	475,623
4.75%, 01/15/49 (Call 07/15/48)	1,035	1,379,928
6.45%, 08/15/40(b)	131	196,724
AIA Group Ltd., 4.50%, 03/16/46 (Call 09/16/45)(a)	200	255,373
AIG SunAmerica Global Financing X, 6.90%,
03/15/32(a)(b)	575	840,995
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	140	180,678
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)(b)	805	961,813
4.20%, 12/15/46 (Call 06/15/46)	620	794,032
4.50%, 06/15/43	335	437,010
5.35%, 06/01/33(b)	388	527,484
5.55%, 05/09/35	376	523,925
5.95%, 04/01/36	150	219,307
6.50%, 05/15/67 (Call 05/15/37)(c)	195	247,650
American Financial Group Inc./OH, 4.50%, 06/15/47
(Call 12/15/46)	425	525,761
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	1,496	1,708,383
4.38%, 01/15/55 (Call 07/15/54)	495	575,244
4.50%, 07/16/44 (Call 01/16/44)	1,041	1,275,712
4.70%, 07/10/35 (Call 01/10/35)	760	935,651
4.75%, 04/01/48 (Call 10/01/47)(b)	1,095	1,402,672
4.80%, 07/10/45 (Call 01/10/45)	1,045	1,332,402
6.25%, 05/01/36	990	1,352,194
8.18%, 05/15/68 (Call 05/15/38)(c)	170	232,050
Aon Corp., 6.25%, 09/30/40	600	892,457
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	505	608,915
4.60%, 06/14/44 (Call 03/14/44)(b)	705	890,779
4.75%, 05/15/45 (Call 11/15/44)(b)	441	580,074
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)	270	373,520
Arch Capital Group Ltd., 7.35%, 05/01/34(b)	270	418,323
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	470	653,183
Assurant Inc., 6.75%, 02/15/34	48	63,233
AXA SA, 8.60%, 12/15/30	2,015	2,979,681
AXIS Specialty Finance PLC, 5.15%, 04/01/45	510	630,438
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	1,965	2,400,929
4.25%, 01/15/49 (Call 07/15/48)	1,243	1,546,989
4.30%, 05/15/43(b)	373	461,018
4.40%, 05/15/42	715	891,051
5.75%, 01/15/40	445	643,993
Berkshire Hathaway Inc., 4.50%, 02/11/43	715	913,557
Brighthouse Financial Inc., 4.70%, 06/22/47
(Call 12/22/46)	1,174	1,186,395
Chubb Corp. (The), 6.00%, 05/11/37.	210	317,469
Chubb INA Holdings Inc.
4.15%, 03/13/43	250	310,543
4.35%, 11/03/45 (Call 05/03/45)	860	1,112,073
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	1,140	1,291,384
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	450	560,754

	Par
Security	(000)	Value

Insurance (continued)
Farmers Exchange Capital II, 6.15%, 11/01/53
(Call 11/01/33)(a)(c)	$10	$13,184
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34)(a)(c)	615	743,037
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37)(a)(c)	300	327,952
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48
(Call 11/17/47)(a)	1,000	1,306,670
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47
(Call 12/03/46)(a)	50	61,420
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	50	56,349
4.85%, 01/24/77(a)	475	645,318
4.88%, 06/19/64(a)	275	380,468
Harborwalk Funding Trust, 5.08%, 02/15/69
(Call 02/15/49)(a)(c)	590	750,483
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)(b)	860	944,344
4.30%, 04/15/43	179	218,034
4.40%, 03/15/48 (Call 09/15/47)	415	517,653
5.95%, 10/15/36	216	303,622
6.10%, 10/01/41	520	764,642
6.63%, 03/30/40	520	779,681
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)(b)	1,326	1,459,800
4.50%, 06/15/49 (Call 12/15/48)(a)(b)	667	805,621
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	85	144,610
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	860	1,012,357
6.30%, 10/09/37	116	164,031
7.00%, 06/15/40(b)	625	978,841
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	310	383,666
6.00%, 02/01/35	354	497,847
Manulife Financial Corp., 5.38%, 03/04/46	860	1,246,838
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)(b)	685	783,769
4.30%, 11/01/47 (Call 05/01/47)	285	318,699
5.00%, 03/30/43	350	410,724
5.00%, 04/05/46	595	728,126
5.00%, 05/20/49 (Call 11/20/48)	325	408,868
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	385	461,456
4.35%, 01/30/47 (Call 07/30/46)	782	968,256
4.75%, 03/15/39 (Call 09/15/38)	170	221,590
4.90%, 03/15/49 (Call 09/15/48)	1,115	1,523,209
5.88%, 08/01/33	75	100,652
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/70(a)(b)	931	997,220
4.90%, 04/01/77(a)	190	268,829
MetLife Capital Trust IV, 7.88%, 12/15/37
(Call 12/15/32)(a)	155	208,475
MetLife Inc.
4.05%, 03/01/45	1,666	1,996,381
4.13%, 08/13/42	766	915,323
4.60%, 05/13/46 (Call 12/13/45)	455	591,756
4.88%, 11/13/43	565	754,580
5.70%, 06/15/35	350	483,922
5.88%, 02/06/41	1,050	1,497,880
6.38%, 06/15/34	570	847,845

20	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
6.40%, 12/15/66 (Call 12/15/31)	$1,258	$1,553,882
6.50%, 12/15/32	655	967,792
9.25%, 04/08/38 (Call 04/08/33)(a)(b)	125	186,250
10.75%, 08/01/69 (Call 08/01/34)	176	293,040
Series N, 4.72%, 12/15/44.	875	1,136,146
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(a)	75	105,351
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)(b)	1,520	1,737,704
5.30%, 11/18/44(a)	450	585,439
Nationwide Mutual Insurance Co.
4.95%, 04/22/44(a)	750	979,128
8.25%, 12/01/31(a)	200	307,451
9.38%, 08/15/39(a)	435	788,274
New York Life Insurance Co.
4.45%, 05/15/69 (Call 11/15/68)(a)	642	836,525
5.88%, 05/15/33(a)(b)	980	1,385,691
6.75%, 11/15/39(a)	1,160	1,833,587
Nippon Life Insurance Co., 3.40%, 01/23/50
(Call 01/23/30)(a)(c)	700	721,000
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	1,694	1,888,663
3.85%, 09/30/47 (Call 03/30/47)(a)(b)	750	857,632
Ohio National Financial Services Inc., 6.63%, 05/01/31(a)	150	164,584
Ohio National Life Insurance Co. (The), 6.88%,
06/15/42(a)(b)	300	351,973
Pacific Life Insurance Co., 4.30%, 10/24/67
(Call 10/24/47)(a)(c)	760	852,918
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)(b)	133	163,300
4.35%, 05/15/43	325	402,678
4.63%, 09/15/42	40	50,500
6.05%, 10/15/36	191	272,596
Progressive Corp. (The)
3.70%, 01/26/45	210	241,289
4.13%, 04/15/47 (Call 10/15/46)	673	840,464
4.20%, 03/15/48 (Call 09/15/47)	940	1,188,514
4.35%, 04/25/44	171	213,835
6.25%, 12/01/32	240	349,587
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	75	79,765
3.91%, 12/07/47 (Call 06/07/47)	974	1,101,597
3.94%, 12/07/49 (Call 06/07/49)(b)	1,438	1,612,102
4.35%, 02/25/50 (Call 08/25/49)	1,379	1,642,724
4.42%, 03/27/48 (Call 09/27/47)	550	663,726
4.60%, 05/15/44	480	604,429
5.70%, 12/14/36	780	1,116,810
6.63%, 06/21/40	150	228,665
Series B, 5.75%, 07/15/33	100	136,418
Series D, 6.63%, 12/01/37(b)	65	98,657
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	315	428,819
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	230	303,375
Sompo International Holdings Ltd., 7.00%, 07/15/34	400	578,753
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)(b)	2,635	3,244,229
4.90%, 09/15/44(a)	826	1,089,602
6.85%, 12/16/39(a)(b)	186	285,031
Transatlantic Holdings Inc., 8.00%, 11/30/39	275	457,755
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)(b)	530	621,530

	Par
Security	(000)	Value

Insurance (continued)
4.00%, 05/30/47 (Call 11/30/46)	$457	$566,447
4.05%, 03/07/48 (Call 09/07/47)	639	799,378
4.10%, 03/04/49 (Call 09/04/48)	715	919,066
4.30%, 08/25/45 (Call 02/25/45)	535	673,142
4.60%, 08/01/43	108	141,667
5.35%, 11/01/40	563	795,642
6.25%, 06/15/37	450	670,048
6.75%, 06/20/36	325	500,936
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	599,847
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	635	684,059
5.75%, 08/15/42	360	432,701
Voya Financial Inc.
4.80%, 06/15/46	100	129,036
5.70%, 07/15/43	660	934,883
Western & Southern Financial Group Inc., 5.75%,
07/15/33(a)	200	269,402
Western & Southern Life Insurance Co. (The), 5.15%,
01/15/49 (Call 07/15/48)(a)	150	200,381
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)(b)	310	342,106
5.05%, 09/15/48 (Call 03/15/48)	805	1,037,791
WR Berkley Corp., 4.75%, 08/01/44	210	264,464
XLIT Ltd.
5.25%, 12/15/43	150	218,004
5.50%, 03/31/45(b)	661	944,833
		111,925,010
Internet — 0.9%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	1,615	1,832,944
4.20%, 12/06/47 (Call 06/06/47)	1,285	1,547,622
4.40%, 12/06/57 (Call 06/06/57)	435	548,236
4.50%, 11/28/34 (Call 05/28/34)	625	766,406
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	2,490	2,995,434
4.05%, 08/22/47 (Call 02/22/47)(b)	1,555	2,000,589
4.25%, 08/22/57 (Call 02/22/57)(b)	1,942	2,607,691
4.80%, 12/05/34 (Call 06/05/34)	1,932	2,560,519
4.95%, 12/05/44 (Call 06/05/44)	1,475	2,078,275
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	1,217	1,224,580
Tencent Holdings Ltd.
3.93%, 01/19/38 (Call 07/19/37)(a)(b)	1,300	1,471,431
4.53%, 04/11/49 (Call 10/11/48)(a)	200	259,000
		19,892,727
Iron & Steel — 0.4%
ArcelorMittal SA
6.75%, 03/01/41(b)	560	730,512
7.00%, 10/15/39	646	815,281
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	385	465,170
5.20%, 08/01/43 (Call 02/01/43)	719	957,599
6.40%, 12/01/37(b)	632	924,160
Vale Overseas Ltd.
6.88%, 11/21/36	1,105	1,455,606
6.88%, 11/10/39	1,320	1,750,031
8.25%, 01/17/34	50	69,813
Vale SA, 5.63%, 09/11/42	455	528,938
		7,697,110

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	$225	$259,697

Lodging — 0.0%
Marriott International Inc./MD, 4.50%, 10/01/34
(Call 04/01/34)	780	925,877

Machinery — 0.6%
ABB Finance USA Inc., 4.38%, 05/08/42	537	703,670
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	955	1,031,647
3.80%, 08/15/42(b)	1,223	1,457,054
4.30%, 05/15/44 (Call 11/15/43)	525	658,209
4.75%, 05/15/64 (Call 11/15/63)	780	1,065,997
5.20%, 05/27/41	620	869,758
5.30%, 09/15/35	86	116,765
6.05%, 08/15/36	186	269,748
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	70	76,466
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	865	892,762
3.90%, 06/09/42 (Call 12/09/41)(b)	1,003	1,229,535
7.13%, 03/03/31	188	276,860
Dover Corp.
5.38%, 10/15/35	140	187,948
5.38%, 03/01/41 (Call 12/01/40)	460	619,375
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)(a)	1,000	1,024,923
3.36%, 02/15/50 (Call 08/15/49)(a)	1,245	1,282,614
Rockwell Automation Inc., 4.20%, 03/01/49
(Call 09/01/48)(b)	876	1,131,933
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	275	333,921
		13,229,185
Manufacturing — 1.4%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(b)	450	457,495
3.25%, 08/26/49 (Call 02/26/49)(b)	801	840,608
3.63%, 10/15/47 (Call 04/15/47)	341	378,290
3.88%, 06/15/44	150	171,957
4.00%, 09/14/48 (Call 03/14/48)(b)	1,183	1,406,477
5.70%, 03/15/37	215	308,768
Eaton Corp.
4.00%, 11/02/32	1,125	1,364,709
4.15%, 11/02/42	1,110	1,383,773
General Electric Co.
4.13%, 10/09/42	307	329,101
4.50%, 03/11/44	525	613,161
5.88%, 01/14/38(b)	2,583	3,358,996
6.15%, 08/07/37	1,829	2,402,002
6.88%, 01/10/39	1,450	2,020,610
Series A, 6.75%, 03/15/32	2,555	3,476,864
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	1,292	1,630,728
4.88%, 09/15/41 (Call 03/15/41)	570	787,007
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	125	149,106
5.75%, 06/15/43	680	968,119
Ingersoll-Rand Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	405	520,876
4.65%, 11/01/44 (Call 05/01/44)	165	205,271
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)(b)	900	1,043,139

	Par
Security	(000)	Value

Manufacturing (continued)
4.10%, 03/01/47 (Call 09/01/46)	$290	$335,732
4.20%, 11/21/34 (Call 05/21/34)(b)	362	434,819
4.45%, 11/21/44 (Call 05/21/44)	820	996,041
Series A, 6.25%, 05/15/38	455	647,735
Siemens Financieringsmaatschappij NV
3.30%, 09/15/46(a)	1,220	1,357,084
4.20%, 03/16/47(a)(b)	1,195	1,537,916
4.40%, 05/27/45(a)	1,088	1,389,345
		30,515,729
Media — 5.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80%, 03/01/50 (Call 09/01/49)	1,105	1,194,018
5.13%, 07/01/49 (Call 01/01/49)	715	803,666
5.38%, 04/01/38 (Call 10/01/37)(b)	1,144	1,327,287
5.38%, 05/01/47 (Call 11/01/46)	2,435	2,785,906
5.75%, 04/01/48 (Call 10/01/47)	2,587	3,080,541
6.38%, 10/23/35 (Call 04/23/35)	1,220	1,611,400
6.48%, 10/23/45 (Call 04/23/45)	2,540	3,264,304
6.83%, 10/23/55 (Call 04/23/55)	752	1,017,374
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)(b)	805	868,917
3.25%, 11/01/39 (Call 05/01/39)	2,950	3,187,969
3.40%, 07/15/46 (Call 01/15/46)	1,540	1,656,267
3.45%, 02/01/50 (Call 08/01/49)	1,285	1,418,546
3.90%, 03/01/38 (Call 09/01/37)	1,083	1,260,876
3.97%, 11/01/47 (Call 05/01/47)	1,950	2,294,093
4.00%, 08/15/47 (Call 02/15/47)	1,030	1,217,019
4.00%, 03/01/48 (Call 09/01/47)	893	1,058,610
4.00%, 11/01/49 (Call 05/01/49)(b)	1,975	2,347,821
4.05%, 11/01/52 (Call 05/01/52)	1,145	1,363,991
4.20%, 08/15/34 (Call 02/15/34)	1,001	1,210,615
4.25%, 10/15/30 (Call 07/15/30)	2,330	2,774,299
4.25%, 01/15/33	1,505	1,810,357
4.40%, 08/15/35 (Call 02/25/35)	605	742,928
4.50%, 01/15/43	1,105	1,380,079
4.60%, 10/15/38 (Call 04/15/38)	2,215	2,766,785
4.60%, 08/15/45 (Call 02/15/45)	995	1,266,313
4.65%, 07/15/42	860	1,079,139
4.70%, 10/15/48 (Call 04/15/48)	3,595	4,726,441
4.75%, 03/01/44	1,100	1,420,345
4.95%, 10/15/58 (Call 04/15/58)	1,235	1,694,453
5.65%, 06/15/35	296	410,123
6.40%, 05/15/38(b)	124	183,572
6.45%, 03/15/37	270	397,820
6.50%, 11/15/35	710	1,069,439
6.55%, 07/01/39	80	121,734
6.95%, 08/15/37	798	1,224,030
7.05%, 03/15/33(b)	671	1,012,101
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	71	79,733
4.60%, 08/15/47 (Call 02/15/47)(a)	1,530	1,829,363
4.70%, 12/15/42(a)	275	318,722
8.38%, 03/01/39(a)	800	1,298,789
Discovery Communications LLC
4.88%, 04/01/43	975	1,101,341
4.95%, 05/15/42	675	765,425
5.00%, 09/20/37 (Call 03/20/37)	1,240	1,422,996
5.20%, 09/20/47 (Call 03/20/47)	685	807,561
5.30%, 05/15/49 (Call 11/15/48)	662	801,385

22	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
6.35%, 06/01/40	$625	$827,197
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)(a)	1,483	1,900,473
5.58%, 01/25/49 (Call 07/25/48)(a)	1,125	1,510,938
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)(b)	1,060	1,240,200
5.25%, 05/24/49 (Call 11/24/48)(b)	500	615,781
6.13%, 01/31/46 (Call 06/30/45)	200	269,188
6.63%, 01/15/40	429	588,668
NBCUniversal Media LLC
4.45%, 01/15/43	970	1,193,246
5.95%, 04/01/41	865	1,257,179
Thomson Reuters Corp.
5.50%, 08/15/35	150	184,215
5.65%, 11/23/43 (Call 05/23/43)	585	783,871
5.85%, 04/15/40	375	495,094
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	770	800,971
5.50%, 09/01/41 (Call 03/01/41)	1,140	1,332,444
5.88%, 11/15/40 (Call 05/15/40)	1,425	1,703,019
6.55%, 05/01/37	1,207	1,571,480
6.75%, 06/15/39	720	932,600
7.30%, 07/01/38	801	1,097,247
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	970	1,427,167
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	375	398,213
3.70%, 12/01/42	507	588,419
4.13%, 06/01/44	775	973,334
4.38%, 08/16/41(b)	400	501,323
Series B, 7.00%, 03/01/32	200	299,815
Series E, 4.13%, 12/01/41	250	305,794
ViacomCBS Inc.
4.38%, 03/15/43	1,175	1,261,830
4.60%, 01/15/45 (Call 07/15/44)	805	883,104
4.85%, 07/01/42 (Call 01/01/42)	365	413,603
4.90%, 08/15/44 (Call 02/15/44)	625	709,567
5.25%, 04/01/44 (Call 10/01/43)(b)	485	570,787
5.50%, 05/15/33	360	451,627
5.85%, 09/01/43 (Call 03/01/43)	955	1,206,703
5.90%, 10/15/40 (Call 04/15/40)	215	272,813
6.88%, 04/30/36	785	1,073,909
7.88%, 07/30/30	415	599,739
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)(b)	1,150	1,165,370
4.75%, 09/15/44 (Call 03/15/44)	728	963,585
4.75%, 11/15/46 (Call 05/15/46)	45	60,840
4.95%, 10/15/45 (Call 04/15/45)	495	680,053
5.40%, 10/01/43	505	723,244
6.15%, 03/01/37	60	87,479
6.15%, 02/15/41	74	111,631
6.20%, 12/15/34	2,195	3,239,800
6.40%, 12/15/35	722	1,077,853
6.55%, 03/15/33	1,070	1,576,981
6.65%, 11/15/37	1,025	1,579,098
		106,981,985
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	491	588,696
4.38%, 06/15/45 (Call 12/15/44)	506	649,368

	Par
Security	(000)	Value

Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)(b)	$410	$471,493
5.25%, 10/01/54 (Call 04/01/54)	571	647,117
		2,356,674
Mining — 1.6%
Barrick Gold Corp.
5.25%, 04/01/42	1,507	1,995,388
6.45%, 10/15/35	70	99,896
Barrick North America Finance LLC
5.70%, 05/30/41	516	700,512
5.75%, 05/01/43	1,074	1,514,917
7.50%, 09/15/38	222	336,367
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	374	511,843
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	674	825,737
5.00%, 09/30/43(b)	2,147	2,891,115
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(a)(b)	1,500	1,517,344
4.25%, 07/17/42(a)	1,235	1,350,395
4.38%, 02/05/49 (Call 08/05/48)(a)	1,575	1,781,227
4.50%, 08/01/47 (Call 02/01/47)(a)	1,050	1,204,875
4.88%, 11/04/44(a)	60	71,850
5.63%, 10/18/43(a)	1,200	1,569,375
Glencore Canada Corp., 6.20%, 06/15/35.	35	42,391
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	225	256,122
6.00%, 11/15/41(a)(b)	185	220,875
6.90%, 11/15/37(a)	100	128,064
Indonesia Asahan Aluminium Persero PT, 6.76%,
11/15/48(a)	800	1,052,600
Industrias Penoles SAB de CV, 5.65%, 09/12/49
(Call 03/12/49)(a)	400	442,000
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)	40	49,524
Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(a)	625	634,375
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	1,038	1,304,751
5.45%, 06/09/44 (Call 12/09/43)	504	675,950
5.88%, 04/01/35	250	352,382
6.25%, 10/01/39	893	1,272,825
Rio Tinto Alcan Inc.
5.75%, 06/01/35	136	186,969
6.13%, 12/15/33	586	848,468
7.25%, 03/15/31(b)	791	1,166,272
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40.	465	644,693
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	1,455	1,757,662
4.75%, 03/22/42 (Call 09/22/41)	415	549,583
Southern Copper Corp.
5.25%, 11/08/42	805	937,825
5.88%, 04/23/45(b)	1,195	1,521,758
6.75%, 04/16/40	835	1,147,864
7.50%, 07/27/35	630	889,481
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	445	443,458
5.40%, 02/01/43 (Call 08/01/42)	450	461,334
6.00%, 08/15/40 (Call 02/15/40)	415	469,917
6.13%, 10/01/35	410	487,670

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
6.25%, 07/15/41 (Call 01/15/41)(b)	$510	$588,730
		34,904,384
Oil & Gas — 7.7%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	533	473,989
4.75%, 04/15/43 (Call 10/15/42)	1,197	1,130,486
5.10%, 09/01/40 (Call 03/01/40)	730	742,764
5.25%, 02/01/42 (Call 08/01/41)	455	469,623
5.35%, 07/01/49 (Call 01/01/49)(b)	425	440,633
Burlington Resources LLC
5.95%, 10/15/36	385	535,314
7.20%, 08/15/31(b)	450	650,168
7.40%, 12/01/31	345	498,464
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	856	1,017,783
5.85%, 02/01/35	200	258,543
6.25%, 03/15/38	575	749,868
6.45%, 06/30/33	855	1,146,557
6.50%, 02/15/37	225	300,734
6.75%, 02/01/39	185	259,217
7.20%, 01/15/32	300	414,781
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	920	982,378
5.40%, 06/15/47 (Call 12/15/46)	932	1,021,685
6.75%, 11/15/39	898	1,110,952
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	334,453
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)(b)	600	654,563
4.25%, 05/09/43	750	929,063
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45.	400	493,000
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	965	1,286,828
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)	450	669,938
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	460	506,166
4.88%, 10/01/47 (Call 04/01/47)(b)	1,165	1,372,446
Conoco Funding Co., 7.25%, 10/15/31.	630	907,815
ConocoPhillips
5.90%, 10/15/32	617	828,897
5.90%, 05/15/38	310	429,580
6.50%, 02/01/39	2,348	3,476,774
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	1,109	1,330,824
5.95%, 03/15/46 (Call 09/15/45)	450	668,212
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)(b)	977	861,550
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	329	337,082
5.00%, 06/15/45 (Call 12/15/44)	612	657,817
5.60%, 07/15/41 (Call 01/15/41)	1,246	1,416,941
7.95%, 04/15/32	150	209,509
Ecopetrol SA
5.88%, 05/28/45(b)	1,410	1,684,950
7.38%, 09/18/43	950	1,292,594
Empresa Nacional del Petroleo, 4.50%, 09/14/47
(Call 03/14/47)(a)	750	773,789
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)(b)	800	936,263
5.10%, 01/15/36 (Call 07/15/35)	195	260,125
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)(b)	900	959,276

	Par
Security	(000)	Value

Oil & Gas (continued)
3.95%, 05/15/43	$609	$708,285
4.25%, 11/23/41	700	850,770
4.80%, 11/08/43	738	974,945
5.10%, 08/17/40	707	943,827
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	700	730,790
3.10%, 08/16/49 (Call 02/16/49)	1,475	1,521,870
3.57%, 03/06/45 (Call 09/06/44)	1,239	1,374,296
4.11%, 03/01/46 (Call 09/01/45)(b)	2,381	2,877,153
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(a)	1,200	1,655,625
Hess Corp.
5.60%, 02/15/41	1,277	1,377,963
5.80%, 04/01/47 (Call 10/01/46)	495	547,818
6.00%, 01/15/40(b)	665	742,653
7.13%, 03/15/33	300	380,608
7.30%, 08/15/31	770	985,826
Husky Energy Inc., 6.80%, 09/15/37	108	143,776
KazMunayGas National Co. JSC
5.38%, 04/24/30(a)	900	1,046,813
6.38%, 10/24/48(a)	1,150	1,518,180
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)(b)	840	938,682
6.60%, 10/01/37(b)	540	665,898
6.80%, 03/15/32	641	803,830
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	458	522,232
4.75%, 09/15/44 (Call 03/15/44)	697	798,785
5.00%, 09/15/54 (Call 03/15/54)	568	634,713
5.85%, 12/15/45 (Call 06/15/45)(b)	455	553,147
6.50%, 03/01/41 (Call 09/01/40)	820	1,105,669
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	475	609,094
Nexen Inc.
5.88%, 03/10/35	537	739,046
6.40%, 05/15/37	680	1,007,675
7.50%, 07/30/39	565	953,261
7.88%, 03/15/32	640	984,000
Noble Energy Inc.
4.20%, 10/15/49 (Call 04/15/49)	70	65,790
4.95%, 08/15/47 (Call 02/15/47)(b)	280	294,664
5.05%, 11/15/44 (Call 05/15/44)	1,290	1,322,379
5.25%, 11/15/43 (Call 05/15/43)	660	697,862
6.00%, 03/01/41 (Call 09/01/40)	1,090	1,249,124
Occidental Petroleum Corp.
0.00%, 10/10/36 (Call 10/10/20)(f)	200	98,508
4.10%, 02/15/47 (Call 08/15/46)	835	761,978
4.20%, 03/15/48 (Call 09/15/47)(b)	800	746,026
4.30%, 08/15/39 (Call 02/15/39)	750	719,623
4.40%, 04/15/46 (Call 10/15/45)	863	782,613
4.40%, 08/15/49 (Call 02/15/49)(b)	610	579,876
4.50%, 07/15/44 (Call 01/15/44)	915	874,454
4.63%, 06/15/45 (Call 12/15/44)	780	758,599
6.20%, 03/15/40	805	947,689
6.45%, 09/15/36	1,600	1,892,945
6.60%, 03/15/46 (Call 09/15/45)	715	868,681
7.50%, 05/01/31	770	975,392
7.88%, 09/15/31(b)	349	455,329
7.95%, 06/15/39	200	269,087
Ovintiv Inc.
6.50%, 08/15/34	855	921,122
6.50%, 02/01/38	650	717,798

24	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
6.63%, 08/15/37	$235	$259,912
7.20%, 11/01/31	100	120,147
7.38%, 11/01/31	200	243,365
8.13%, 09/15/30	290	365,451
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(a)	800	794,924
4.70%, 07/30/49(a)	1,600	1,743,128
6.45%, 05/30/44(a)	2,100	2,795,447
6.50%, 11/07/48(a)(b)	1,080	1,471,840
Petroleos del Peru SA
4.75%, 06/19/32(a)	1,135	1,271,377
5.63%, 06/19/47(a)	700	846,125
Petroleos Mexicanos
5.50%, 06/27/44	1,307	1,148,216
5.63%, 01/23/46	1,825	1,595,871
5.95%, 01/28/31 (Call 07/28/30)(a)	3,050	2,947,062
6.35%, 02/12/48	2,203	2,039,317
6.38%, 01/23/45(b)	1,715	1,613,626
6.50%, 06/02/41	1,684	1,625,586
6.63%, 06/15/35	2,650	2,651,325
6.63%, 06/15/38	395	387,100
6.75%, 09/21/47	4,595	4,400,115
6.95%, 01/28/60 (Call 07/28/59)(a)	2,225	2,136,000
7.69%, 01/23/50 (Call 07/23/49)(a)	6,285	6,535,520
Petronas Capital Ltd., 4.50%, 03/18/45(a)(b)	1,150	1,467,107
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	641	771,729
4.88%, 11/15/44 (Call 05/15/44)	1,640	1,972,137
5.88%, 05/01/42	1,501	2,039,968
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)	500	567,500
Saudi Arabian Oil Co.
4.25%, 04/16/39(a)	2,915	3,213,787
4.38%, 04/16/49(a)	2,135	2,408,213
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	1,360	1,404,363
3.63%, 08/21/42	583	628,101
3.75%, 09/12/46(b)	951	1,085,967
4.00%, 05/10/46	1,980	2,317,273
4.13%, 05/11/35	1,935	2,329,962
4.38%, 05/11/45	1,663	2,049,414
4.55%, 08/12/43(b)	1,550	1,935,604
5.50%, 03/25/40(b)	1,350	1,872,530
6.38%, 12/15/38	1,405	2,117,583
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	400	492,000
Sinopec Group Overseas Development 2012 Ltd., 4.88%,
05/17/42(a)	735	977,550
Sinopec Group Overseas Development 2013 Ltd., 5.38%,
10/17/43(a)	250	353,911
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)(b)	1,035	1,244,588
4.25%, 04/12/47(a)	600	747,750
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/49 (Call 02/08/49)(a)	310	354,563
4.60%, 09/12/48(a)	975	1,286,386
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	1,040	1,141,328
5.35%, 07/15/33	125	164,613
5.95%, 12/01/34	40	55,318
5.95%, 05/15/35(b)	441	608,762
6.50%, 06/15/38	776	1,104,881

	Par
Security	(000)	Value

Oil & Gas (continued)
6.80%, 05/15/38	$797	$1,162,424
6.85%, 06/01/39	923	1,355,442
7.15%, 02/01/32	400	589,215
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(a)	600	810,750
Tosco Corp., 8.13%, 02/15/30	61	89,378
Total Capital International SA, 3.46%, 07/12/49
(Call 01/12/49)	1,301	1,418,896
Valero Energy Corp.
4.90%, 03/15/45(b)	809	926,472
6.63%, 06/15/37	1,439	1,954,509
7.50%, 04/15/32	655	903,868
10.50%, 03/15/39	129	224,231
		163,318,690
Oil & Gas Services — 0.5%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40.	749	911,074
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	1,835	1,908,678
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)(b)	200	219,021
4.75%, 08/01/43 (Call 02/01/43)	1,235	1,344,689
4.85%, 11/15/35 (Call 05/15/35)	970	1,120,938
5.00%, 11/15/45 (Call 05/15/45)	1,365	1,481,357
6.70%, 09/15/38	446	614,632
7.45%, 09/15/39	935	1,387,191
National Oilwell Varco Inc., 3.95%, 12/01/42
(Call 06/01/42)(b)	1,166	1,112,546
		10,100,126
Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49
(Call 06/15/49)	485	541,748
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	634	852,178
WestRock MWV LLC, 7.95%, 02/15/31	151	215,101
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)(b)	1,115	1,288,224
		2,897,251
Pharmaceuticals — 6.8%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(a)	3,130	3,467,445
4.25%, 11/21/49 (Call 05/21/49)(a)	3,795	4,290,727
4.30%, 05/14/36 (Call 11/14/35)(b)	637	727,645
4.40%, 11/06/42	2,685	3,096,237
4.45%, 05/14/46 (Call 11/14/45)(b)	2,269	2,617,751
4.50%, 05/14/35 (Call 11/14/34)	2,060	2,424,803
4.70%, 05/14/45 (Call 11/14/44)(b)	1,981	2,344,067
4.88%, 11/14/48 (Call 05/14/48)	1,475	1,814,851
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	400	451,536
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	2,015	2,410,384
4.75%, 03/15/45 (Call 09/15/44)	894	1,087,754
4.85%, 06/15/44 (Call 12/15/43)	1,060	1,287,990
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	200	218,560
4.30%, 12/15/47 (Call 06/15/47)(b)	585	663,488
AstraZeneca PLC
4.00%, 09/18/42	433	517,705
4.38%, 11/16/45	520	674,160
4.38%, 08/17/48 (Call 02/17/48)	1,058	1,350,128
6.45%, 09/15/37	2,150	3,183,468
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	585	612,897

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.20%, 07/15/34 (Call 01/15/34)(a)	$846	$951,575
4.40%, 07/15/44 (Call 01/15/44)(a)	437	485,161
4.63%, 06/25/38 (Call 12/25/37)(a)	1,287	1,552,393
4.65%, 11/15/43 (Call 05/15/43)(a)	74	81,304
4.70%, 07/15/64 (Call 01/15/64)(a)	1,050	1,160,496
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	890	1,081,564
5.50%, 07/30/35(a)	100	126,009
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	1,575	1,993,903
4.69%, 12/15/44 (Call 06/15/44)	1,039	1,295,158
Bristol-Myers Squibb Co.
3.25%, 08/01/42	709	788,279
4.13%, 06/15/39 (Call 12/15/38)(a)	3,013	3,669,401
4.25%, 10/26/49 (Call 04/26/49)(a)(b)	2,606	3,344,786
4.35%, 11/15/47 (Call 05/15/47)(a)	610	785,990
4.50%, 03/01/44 (Call 09/01/43)	690	907,180
4.55%, 02/20/48 (Call 08/20/47)(a)	1,340	1,767,539
4.63%, 05/15/44 (Call 11/15/43)(a)	385	500,744
5.00%, 08/15/45 (Call 02/15/45)(a)	2,059	2,818,473
5.25%, 08/15/43(a)	430	588,331
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	495	536,338
4.50%, 11/15/44 (Call 05/15/44)	535	572,553
4.60%, 03/15/43	470	509,591
4.90%, 09/15/45 (Call 03/15/45)	415	469,255
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)(a)	1,117	1,181,714
4.80%, 08/15/38 (Call 02/15/38)	1,800	2,163,125
4.80%, 07/15/46 (Call 01/16/46)(a)(b)	1,460	1,754,919
4.90%, 12/15/48 (Call 06/15/48)	1,905	2,361,515
5.38%, 02/15/42 (Call 08/15/41)(a)	675	826,099
6.13%, 11/15/41(a)	205	279,615
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)(b)	3,985	4,687,855
4.88%, 07/20/35 (Call 01/20/35)	1,195	1,444,646
5.05%, 03/25/48 (Call 09/25/47)	6,255	7,691,349
5.13%, 07/20/45 (Call 01/20/45)	2,770	3,385,973
5.30%, 12/05/43 (Call 06/05/43)	883	1,091,918
Eli Lilly & Co.
3.88%, 03/15/39 (Call 09/15/38)	1,550	1,917,434
3.95%, 05/15/47 (Call 11/15/46)	675	834,164
3.95%, 03/15/49 (Call 09/15/48)	1,450	1,781,700
4.15%, 03/15/59 (Call 09/15/58)	718	902,316
5.95%, 11/15/37	50	74,705
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	535	675,489
5.38%, 04/15/34(b)	620	866,324
6.38%, 05/15/38	2,200	3,400,708
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	1,040	1,184,789
3.50%, 01/15/48 (Call 07/15/47)	911	1,086,847
3.55%, 03/01/36 (Call 09/01/35)	1,024	1,198,376
3.63%, 03/03/37 (Call 09/03/36)(b)	1,015	1,168,366
3.70%, 03/01/46 (Call 09/01/45)(b)	1,225	1,487,971
3.75%, 03/03/47 (Call 09/03/46)	1,075	1,321,001
4.38%, 12/05/33 (Call 06/05/33)	1,014	1,271,682
4.50%, 09/01/40(b)	360	476,557
4.50%, 12/05/43 (Call 06/05/43)	275	357,099
4.85%, 05/15/41	386	519,399
4.95%, 05/15/33	496	653,180

	Par
Security	(000)	Value

Pharmaceuticals (continued)
5.85%, 07/15/38	$105	$156,480
5.95%, 08/15/37	830	1,260,161
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	450	536,762
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	513	656,313
5.90%, 11/01/39	340	497,683
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	730	862,256
3.70%, 02/10/45 (Call 08/10/44)	2,330	2,762,292
3.90%, 03/07/39 (Call 09/07/38)	1,240	1,480,919
4.00%, 03/07/49 (Call 09/07/48)	720	910,152
4.15%, 05/18/43	1,710	2,167,439
6.55%, 09/15/37(b)	75	115,452
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	25	34,770
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	620	733,879
5.40%, 11/29/43 (Call 05/29/43)	585	705,386
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	865	1,038,772
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	1,000	1,036,488
3.70%, 09/21/42	255	303,056
4.00%, 11/20/45 (Call 05/20/45)	505	630,375
4.40%, 05/06/44	2,026	2,600,203
Perrigo Finance Unlimited Co., 4.90%, 12/15/44
(Call 06/15/44)	400	430,325
Pfizer Inc.
3.90%, 03/15/39 (Call 09/15/38)	695	829,879
4.00%, 12/15/36	855	1,040,935
4.00%, 03/15/49 (Call 09/15/48)(b)	660	819,630
4.10%, 09/15/38 (Call 03/15/38)	595	728,816
4.13%, 12/15/46	754	917,077
4.20%, 09/15/48 (Call 03/15/48)	1,365	1,693,409
4.30%, 06/15/43	726	934,125
4.40%, 05/15/44	1,165	1,490,366
5.60%, 09/15/40	465	666,472
7.20%, 03/15/39	1,750	2,967,539
Wyeth LLC
5.95%, 04/01/37	860	1,261,203
6.00%, 02/15/36	451	655,212
6.50%, 02/01/34	764	1,143,185
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	721	849,347
4.45%, 08/20/48 (Call 02/20/48)	380	489,352
4.70%, 02/01/43 (Call 08/01/42)	1,276	1,646,340
		144,326,504
Pipelines — 4.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,900	2,227,750
Cameron LNG LLC, 3.30%, 01/15/35 (Call 09/15/34)(a)(b)	1,350	1,454,101
Colonial Pipeline Co.
4.25%, 04/15/48 (Call 10/15/47)(a)	355	412,710
7.63%, 04/15/32(a)	85	126,450
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)(b)	630	849,043
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	50	71,551
Enable Midstream Partners LP, 5.00%, 05/15/44
(Call 11/15/43)	380	337,605
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	638	823,270
7.38%, 10/15/45 (Call 04/15/45)	295	467,035
Series B, 7.50%, 04/15/38	250	383,134

26	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Enbridge Inc.
4.00%, 11/15/49 (Call 05/15/49)(b)	$325	$358,238
4.50%, 06/10/44 (Call 12/10/43)	860	991,486
5.50%, 12/01/46 (Call 05/29/46)	580	771,505
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	650	710,947
5.00%, 05/15/50 (Call 11/15/49)	1,690	1,706,589
5.15%, 02/01/43 (Call 08/01/42)	435	451,696
5.15%, 03/15/45 (Call 09/15/44)	791	825,696
5.30%, 04/15/47 (Call 10/15/46)	970	1,007,270
5.95%, 10/01/43 (Call 04/01/43)	455	506,777
6.05%, 06/01/41 (Call 12/01/40)	100	111,233
6.13%, 12/15/45 (Call 06/15/45)	938	1,058,246
6.25%, 04/15/49 (Call 10/15/48)	1,275	1,475,523
6.50%, 02/01/42 (Call 08/01/41)	800	964,098
6.63%, 10/15/36	205	246,512
7.50%, 07/01/38	290	380,880
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	100	114,138
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)(b)	520	585,432
Enterprise Products Operating LLC
3.70%, 01/31/51 (Call 07/31/50)	500	497,886
3.95%, 01/31/60 (Call 07/31/59)	550	538,110
4.20%, 01/31/50 (Call 07/31/49)	1,385	1,457,308
4.25%, 02/15/48 (Call 08/15/47)	1,010	1,081,131
4.45%, 02/15/43 (Call 08/15/42)	935	1,033,018
4.80%, 02/01/49 (Call 08/01/48)	795	926,468
4.85%, 08/15/42 (Call 02/15/42)	698	812,067
4.85%, 03/15/44 (Call 09/15/43)	1,425	1,674,785
4.90%, 05/15/46 (Call 11/15/45)(b)	765	893,814
4.95%, 10/15/54 (Call 04/15/54)	675	777,442
5.10%, 02/15/45 (Call 08/15/44)	850	1,009,872
5.70%, 02/15/42	749	932,445
5.95%, 02/01/41	590	764,533
6.13%, 10/15/39	410	562,906
6.45%, 09/01/40	100	138,554
7.55%, 04/15/38	250	373,633
Series D, 6.88%, 03/01/33.	633	897,175
Series H, 6.65%, 10/15/34.	141	198,793
Series J, 5.75%, 03/01/35	75	94,132
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45
(Call 04/15/45)(a)	200	239,994
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	340	360,248
5.00%, 08/15/42 (Call 02/15/42)(b)	510	553,243
5.00%, 03/01/43 (Call 09/01/42)	575	627,038
5.40%, 09/01/44 (Call 03/01/44)	465	539,038
5.50%, 03/01/44 (Call 09/01/43)	390	465,539
5.63%, 09/01/41	70	80,401
5.80%, 03/15/35	300	362,770
6.38%, 03/01/41	565	706,960
6.50%, 02/01/37	200	251,859
6.50%, 09/01/39	342	435,859
6.55%, 09/15/40	235	303,962
6.95%, 01/15/38	1,375	1,842,891
7.30%, 08/15/33	51	70,236
7.40%, 03/15/31	148	197,494
7.50%, 11/15/40	370	506,971
7.75%, 03/15/32	100	141,726
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)(b)	1,081	1,227,571

	Par
Security	(000)	Value

Pipelines (continued)
5.20%, 03/01/48 (Call 09/01/47)	$539	$638,293
5.30%, 12/01/34 (Call 06/01/34)	1,590	1,893,276
5.55%, 06/01/45 (Call 12/01/44)	1,370	1,628,227
7.75%, 01/15/32	1,102	1,606,489
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	485	508,048
4.20%, 03/15/45 (Call 09/15/44)	255	271,780
4.20%, 10/03/47 (Call 04/03/47)	805	905,219
4.25%, 09/15/46 (Call 03/15/46)	235	255,205
4.85%, 02/01/49 (Call 08/01/48)(b)	653	785,040
5.15%, 10/15/43 (Call 04/15/43)	535	655,122
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	1,982	2,016,814
4.70%, 04/15/48 (Call 10/15/47)	825	835,720
4.90%, 04/15/58 (Call 10/15/57)	365	364,644
5.20%, 03/01/47 (Call 09/01/46)	874	947,398
5.20%, 12/01/47 (Call 06/01/47)(a)	259	271,913
5.50%, 02/15/49 (Call 08/15/48)	1,665	1,891,467
NGPL PipeCo LLC, 7.77%, 12/15/37(a)(b)	455	597,374
Northern Natural Gas Co., 4.30%, 01/15/49
(Call 07/15/48)(a)	270	327,118
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)(b)	930	953,427
4.95%, 07/13/47 (Call 01/06/47)	895	983,100
5.20%, 07/15/48 (Call 01/15/48)	909	1,038,138
6.00%, 06/15/35(b)	230	288,992
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	618	769,315
6.20%, 09/15/43 (Call 03/15/43)	295	369,866
6.65%, 10/01/36	210	275,894
6.85%, 10/15/37	300	402,109
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	185	209,662
4.90%, 10/01/46 (Call 04/01/46)	690	784,333
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	330	298,982
4.70%, 06/15/44 (Call 12/15/43)	777	718,956
4.90%, 02/15/45 (Call 08/15/44)	860	852,099
5.15%, 06/01/42 (Call 12/01/41)	255	261,414
6.65%, 01/15/37	344	415,831
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	75	76,812
7.50%, 07/15/38(a)	295	327,534
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	205	243,268
4.83%, 05/01/48 (Call 11/01/47)(a)	165	197,947
Southern Natural Gas Co. LLC
4.80%, 03/15/47 (Call 09/15/46)(a)	160	192,957
8.00%, 03/01/32(b)	150	220,990
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	570	657,741
5.95%, 09/25/43 (Call 03/25/43)	620	803,085
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	260	258,745
5.30%, 04/01/44 (Call 10/01/43)	591	619,388
5.35%, 05/15/45 (Call 11/15/44)	1,275	1,367,880
5.40%, 10/01/47 (Call 04/01/47)	1,315	1,389,513
6.10%, 02/15/42	225	256,249

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	$463	$517,061
7.00%, 07/15/32	340	482,735
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	1,295	1,518,397
4.75%, 05/15/38 (Call 11/15/37)	350	398,072
4.88%, 05/15/48 (Call 11/15/47)	1,255	1,504,276
5.00%, 10/16/43 (Call 04/16/43)	1,041	1,291,305
5.10%, 03/15/49 (Call 09/15/48)	800	996,324
5.60%, 03/31/34	250	318,463
5.85%, 03/15/36	250	324,628
6.10%, 06/01/40	485	677,290
6.20%, 10/15/37	653	885,221
7.25%, 08/15/38	430	650,590
7.63%, 01/15/39	771	1,205,384
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	300	321,441
4.60%, 03/15/48 (Call 09/15/47)	790	873,748
5.40%, 08/15/41 (Call 02/15/41)	151	177,050
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	750	695,650
5.30%, 03/01/48 (Call 09/01/47)	395	357,491
5.45%, 04/01/44 (Call 10/01/43)	425	400,326
5.50%, 08/15/48 (Call 02/15/48)	100	93,081
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	515	542,498
4.90%, 01/15/45 (Call 07/15/44)	1,020	1,091,782
5.10%, 09/15/45 (Call 03/15/45)(b)	1,129	1,236,490
5.40%, 03/04/44 (Call 09/04/43)	735	834,461
5.75%, 06/24/44 (Call 12/24/43)	390	461,920
5.80%, 11/15/43 (Call 05/15/43)	75	91,379
6.30%, 04/15/40	710	875,394
8.75%, 03/15/32	125	190,121
Series A, 7.50%, 01/15/31(b)	105	141,230
		93,783,969
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48
(Call 09/15/47)(a)(b)	85	107,161
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	325	423,807
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(a)	855	1,080,254
		1,611,222
Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)(b)	2,150	2,390,414
4.00%, 02/01/50 (Call 08/01/49)	310	376,158
4.70%, 07/01/30 (Call 04/01/30)	975	1,180,770
4.85%, 04/15/49 (Call 10/15/48)	360	482,734
American Tower Corp., 3.70%, 10/15/49 (Call 04/15/49)	200	213,162
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	581	702,402
4.15%, 07/01/47 (Call 01/01/47)	175	218,036
4.35%, 04/15/48 (Call 10/15/47)	50	64,655
Camden Property Trust, 3.35%, 11/01/49
(Call 05/01/49)(b)	725	798,810
Crown Castle International Corp.
4.00%, 11/15/49 (Call 05/15/49)	410	459,840
4.75%, 05/15/47 (Call 11/15/46)	110	135,985
5.20%, 02/15/49 (Call 08/15/48)	702	910,320

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	$750	$762,092
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	35	41,436
4.50%, 07/01/44 (Call 01/01/44)	413	537,481
4.50%, 06/01/45 (Call 12/01/44)	575	730,855
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	50	51,304
4.50%, 03/15/48 (Call 09/15/47)	355	451,631
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)(b)	475	521,568
4.50%, 12/01/44 (Call 06/01/44)	547	686,038
Healthpeak Properties Inc., 6.75%, 02/01/41
(Call 08/01/40)	205	314,896
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	645	691,166
4.13%, 12/01/46 (Call 06/01/46)	51	57,410
4.25%, 04/01/45 (Call 10/01/44)	430	501,237
4.45%, 09/01/47 (Call 03/01/47)	450	532,161
Prologis LP
3.00%, 04/15/50 (Call 10/15/49)	95	96,902
4.38%, 09/15/48 (Call 03/15/48)	235	311,246
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	520	701,949
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	385	479,237
4.65%, 03/15/49 (Call 09/15/48)	610	795,853
Service Properties Trust, 4.38%, 02/15/30
(Call 08/15/29)(b)	425	431,082
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	1,130	1,182,466
4.25%, 10/01/44 (Call 04/01/44)	535	652,765
4.25%, 11/30/46 (Call 05/30/46)(b)	245	301,969
4.75%, 03/15/42 (Call 09/15/41)	555	696,854
6.75%, 02/01/40 (Call 11/01/39)	655	1,009,213
Trust F/1401
6.39%, 01/15/50 (Call 07/28/49)(a)	800	938,000
6.95%, 01/30/44 (Call 07/30/43)(a)	200	251,437
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	1,715	1,793,447
3.10%, 11/01/34 (Call 08/01/34)	195	207,172
3.20%, 01/15/30 (Call 10/15/29)	250	264,250
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	557	658,436
4.88%, 04/15/49 (Call 10/15/48)	223	288,473
5.70%, 09/30/43 (Call 03/30/43)	241	333,213
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(b)	100	124,658
WEA Finance LLC/Westfield UK & Europe Finance PLC,
4.75%, 09/17/44 (Call 03/17/44)(a)	870	1,089,141
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	460	596,556
6.50%, 03/15/41 (Call 09/15/40)	495	733,315
Weyerhaeuser Co.
6.88%, 12/15/33	554	777,496
7.38%, 03/15/32	1,350	1,960,700
		30,488,391
Retail — 2.9%
Alimentation Couche-Tard Inc.
3.80%, 01/25/50 (Call 07/25/49)(a)	280	277,327
4.50%, 07/26/47 (Call 01/26/47)(a)	385	436,185
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	505	549,678

28	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Home Depot Inc. (The)
3.13%, 12/15/49 (Call 06/15/49)	$320	$340,529
3.50%, 09/15/56 (Call 03/15/56)(b)	280	316,713
3.90%, 06/15/47 (Call 12/15/46)	915	1,116,665
4.20%, 04/01/43 (Call 10/01/42)	816	1,005,030
4.25%, 04/01/46 (Call 10/01/45)	1,520	1,912,815
4.40%, 03/15/45 (Call 09/15/44)	1,150	1,452,571
4.50%, 12/06/48 (Call 06/06/48)	1,117	1,463,630
4.88%, 02/15/44 (Call 08/15/43)	1,125	1,531,240
5.40%, 09/15/40 (Call 03/15/40)	171	237,452
5.88%, 12/16/36	2,273	3,282,605
5.95%, 04/01/41 (Call 10/01/40)	1,105	1,647,930
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	555	594,062
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	930	993,372
4.05%, 05/03/47 (Call 11/03/46)(b)	932	1,049,101
4.25%, 09/15/44 (Call 03/15/44)(b)	750	850,552
4.38%, 09/15/45 (Call 03/15/45)	480	561,183
4.55%, 04/05/49 (Call 10/05/48)(b)	1,070	1,310,337
4.65%, 04/15/42 (Call 10/15/41)	421	514,596
5.00%, 09/15/43 (Call 03/15/43)	30	36,398
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	340	274,017
4.50%, 12/15/34 (Call 06/15/34)	222	205,455
5.13%, 01/15/42 (Call 07/15/41)	105	94,443
Marks & Spencer PLC, 7.13%, 12/01/37(a)	135	160,268
McDonald’s Corp.
3.63%, 05/01/43	736	789,387
3.63%, 09/01/49 (Call 03/01/49)(b)	500	543,400
3.70%, 02/15/42	835	909,908
4.45%, 03/01/47 (Call 09/01/46)	410	498,382
4.45%, 09/01/48 (Call 03/01/48)	847	1,036,075
4.60%, 05/26/45 (Call 11/26/44)(b)	985	1,228,112
4.70%, 12/09/35 (Call 06/09/35)	1,403	1,759,307
4.88%, 07/15/40	146	181,543
4.88%, 12/09/45 (Call 06/09/45)	1,045	1,352,370
5.70%, 02/01/39	480	657,349
6.30%, 10/15/37	598	869,046
6.30%, 03/01/38	439	635,481
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)(b)	785	793,990
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	735	808,779
4.30%, 06/15/45 (Call 12/10/44)	515	610,006
4.45%, 08/15/49 (Call 02/15/49)	485	588,795
4.50%, 11/15/48 (Call 05/15/48)	880	1,046,366
Target Corp.
3.63%, 04/15/46(b)	730	837,805
3.90%, 11/15/47 (Call 05/15/47)	269	324,234
4.00%, 07/01/42	638	778,571
6.35%, 11/01/32(b)	1,120	1,593,253
6.50%, 10/15/37	500	785,572
7.00%, 01/15/38	600	969,804
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	379	508,775
Walgreen Co., 4.40%, 09/15/42	1,180	1,206,905
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)(b)	1,033	1,118,475
4.65%, 06/01/46 (Call 12/01/45)	285	297,963
4.80%, 11/18/44 (Call 05/18/44)	790	823,955
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	300	321,988

	Par
Security	(000)	Value

Retail (continued)
3.63%, 12/15/47 (Call 06/15/47)	$1,795	$2,147,762
3.95%, 06/28/38 (Call 12/28/37)	2,163	2,633,957
4.00%, 04/11/43 (Call 10/11/42)	685	839,956
4.05%, 06/29/48 (Call 12/29/47)	2,780	3,501,288
4.30%, 04/22/44 (Call 10/22/43)	345	433,612
4.75%, 10/02/43 (Call 04/02/43)	360	476,792
5.00%, 10/25/40	430	594,337
5.25%, 09/01/35	1,520	2,137,601
5.63%, 04/01/40	350	515,135
5.63%, 04/15/41	743	1,114,334
6.20%, 04/15/38	535	824,579
6.50%, 08/15/37	170	265,253
		61,574,356
Semiconductors — 1.1%
Analog Devices Inc.
4.50%, 12/05/36 (Call 06/05/36)	655	761,764
5.30%, 12/15/45 (Call 06/15/45)	220	294,836
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	881	1,150,605
5.10%, 10/01/35 (Call 04/01/35)(b)	435	591,652
5.85%, 06/15/41	925	1,379,936
Intel Corp.
3.10%, 02/15/60 (Call 08/15/59)	260	267,279
3.25%, 11/15/49 (Call 05/15/49)	2,265	2,473,041
3.73%, 12/08/47 (Call 06/08/47)	1,459	1,719,929
4.00%, 12/15/32	1,920	2,316,253
4.10%, 05/19/46 (Call 11/19/45)	1,050	1,276,248
4.10%, 05/11/47 (Call 11/11/46)	1,065	1,300,111
4.25%, 12/15/42(b)	300	374,275
4.80%, 10/01/41	460	613,004
4.90%, 07/29/45 (Call 01/29/45)	290	390,339
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	350	343,695
5.00%, 03/15/49 (Call 09/15/48)	411	536,030
5.65%, 11/01/34 (Call 07/01/34)	225	281,332
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	565	743,772
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	1,231	1,477,770
4.65%, 05/20/35 (Call 11/20/34)	1,053	1,314,232
4.80%, 05/20/45 (Call 11/20/44)	1,210	1,536,551
Texas Instruments Inc.
3.88%, 03/15/39 (Call 09/15/38)	200	240,269
4.15%, 05/15/48 (Call 11/15/47)	1,270	1,612,372
		22,995,295
Software — 2.7%
Activision Blizzard Inc., 4.50%, 06/15/47 (Call 12/15/46)	595	748,598
Fidelity National Information Services Inc., Series 30Y,
4.75%, 05/15/48 (Call 11/15/47)	65	84,630
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,765	2,111,884
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	1,135	1,310,225
3.50%, 02/12/35 (Call 08/12/34)	1,010	1,174,973
3.50%, 11/15/42(b)	730	851,556
3.70%, 08/08/46 (Call 02/08/46)	2,735	3,320,814
3.75%, 05/01/43 (Call 11/01/42)	375	448,080
3.75%, 02/12/45 (Call 08/12/44)	1,405	1,707,260
3.95%, 08/08/56 (Call 02/08/56)	2,400	3,052,101
4.00%, 02/12/55 (Call 08/12/54)	1,650	2,088,106
4.10%, 02/06/37 (Call 08/06/36)	1,755	2,176,807

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
4.20%, 11/03/35 (Call 05/03/35)	$1,245	$1,554,973
4.25%, 02/06/47 (Call 08/06/46)	1,386	1,817,842
4.45%, 11/03/45 (Call 05/03/45)	2,279	3,047,076
4.50%, 10/01/40	1,340	1,750,163
4.50%, 02/06/57 (Call 08/06/56)	1,900	2,640,326
4.75%, 11/03/55 (Call 05/03/55)(b)	630	899,945
4.88%, 12/15/43 (Call 06/15/43)	580	802,904
5.20%, 06/01/39	807	1,150,812
5.30%, 02/08/41	1,025	1,479,052
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)(b)	950	1,053,493
3.80%, 11/15/37 (Call 05/15/37)	2,690	3,109,199
3.85%, 07/15/36 (Call 01/15/36)	1,185	1,372,560
3.90%, 05/15/35 (Call 11/15/34)	1,615	1,886,073
4.00%, 07/15/46 (Call 01/15/46)(b)	1,690	2,011,508
4.00%, 11/15/47 (Call 05/15/47)	2,025	2,451,025
4.13%, 05/15/45 (Call 11/15/44)	1,135	1,380,994
4.30%, 07/08/34 (Call 01/08/34)	1,698	2,083,993
4.38%, 05/15/55 (Call 11/15/54)	1,224	1,561,499
4.50%, 07/08/44 (Call 01/08/44)	570	723,755
5.38%, 07/15/40(b)	1,240	1,704,628
6.13%, 07/08/39	1,165	1,737,681
6.50%, 04/15/38	866	1,316,253
		56,610,788
Telecommunications — 7.2%
America Movil SAB de CV
4.38%, 07/16/42(b)	753	920,072
4.38%, 04/22/49 (Call 10/22/48)	1,250	1,563,672
6.13%, 11/15/37	125	177,969
6.13%, 03/30/40	1,526	2,229,318
6.38%, 03/01/35(b)	400	573,000
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	1,235	1,385,666
4.35%, 06/15/45 (Call 12/15/44)	1,925	2,169,374
4.50%, 05/15/35 (Call 11/15/34)	2,345	2,731,062
4.50%, 03/09/48 (Call 09/09/47)(b)	4,395	5,038,408
4.55%, 03/09/49 (Call 09/09/48)	1,695	1,963,370
4.65%, 06/01/44 (Call 12/01/43)	635	715,347
4.75%, 05/15/46 (Call 11/15/45)	2,185	2,562,768
4.80%, 06/15/44 (Call 12/15/43)	1,800	2,129,344
4.85%, 03/01/39 (Call 09/01/38)(b)	1,881	2,256,834
4.85%, 07/15/45 (Call 01/15/45)	836	975,715
4.90%, 08/15/37 (Call 02/14/37)	1,155	1,379,710
4.90%, 06/15/42(b)	475	560,460
5.15%, 03/15/42	1,115	1,360,094
5.15%, 11/15/46 (Call 05/15/46)	1,285	1,590,186
5.15%, 02/15/50 (Call 08/14/49)(b)	2,254	2,798,245
5.25%, 03/01/37 (Call 09/01/36)	1,620	2,004,738
5.30%, 08/15/58 (Call 02/14/58)(b)	865	1,125,463
5.35%, 09/01/40	1,605	2,041,584
5.35%, 12/15/43	225	277,864
5.38%, 10/15/41	440	544,691
5.45%, 03/01/47 (Call 09/01/46)	1,285	1,669,761
5.55%, 08/15/41	411	531,909
5.65%, 02/15/47 (Call 08/15/46)	1,110	1,481,306
5.70%, 03/01/57 (Call 09/01/56)	704	971,478
6.00%, 08/15/40 (Call 05/15/40)	1,155	1,555,712
6.10%, 07/15/40	100	134,340
6.15%, 09/15/34	50	67,019
6.20%, 03/15/40	100	135,432

	Par
Security	(000)	Value

Telecommunications (continued)
6.25%, 03/29/41	$250	$337,260
6.30%, 01/15/38	100	138,079
6.35%, 03/15/40	1,486	2,043,906
6.38%, 03/01/41	1,089	1,483,029
6.45%, 06/15/34	25	33,157
6.55%, 02/15/39	350	496,657
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	850	1,029,659
4.46%, 04/01/48 (Call 10/01/47)(b)	874	1,087,405
British Telecommunications PLC
4.25%, 11/08/49 (Call 05/08/49)(a)	605	652,117
9.63%, 12/15/30	2,697	4,273,784
Cisco Systems Inc.
5.50%, 01/15/40	1,430	2,080,490
5.90%, 02/15/39	1,840	2,737,808
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	649	686,293
4.38%, 11/15/57 (Call 05/15/57)	380	414,125
4.70%, 03/15/37	165	193,460
4.75%, 03/15/42	535	619,366
5.35%, 11/15/48 (Call 05/15/48)(b)	440	567,837
5.45%, 11/15/79 (Call 05/15/79)	1,100	1,227,467
5.75%, 08/15/40	250	320,696
5.85%, 11/15/68 (Call 05/15/68)	50	61,298
7.25%, 08/15/36 (Call 08/15/26)	100	125,899
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)	600	634,533
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(a)	650	809,606
4.88%, 03/06/42(a)	345	443,185
8.75%, 06/15/30	2,985	4,521,906
9.25%, 06/01/32	564	932,981
Juniper Networks Inc., 5.95%, 03/15/41.	440	542,593
Motorola Solutions Inc., 5.50%, 09/01/44(b)	705	835,379
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)(b)	520	622,863
Orange SA
5.38%, 01/13/42(b)	580	807,938
5.50%, 02/06/44 (Call 08/06/43)	510	743,269
9.00%, 03/01/31	3,077	4,930,723
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	815	889,487
4.30%, 02/15/48 (Call 08/15/47)	970	1,145,821
4.35%, 05/01/49 (Call 11/01/48)	788	935,076
4.50%, 03/15/43 (Call 09/15/42)	695	823,081
5.00%, 03/15/44 (Call 09/15/43)(b)	615	793,046
5.45%, 10/01/43 (Call 04/01/43)	294	393,908
7.50%, 08/15/38	240	375,690
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)(b)	935	1,069,498
Telefonica Emisiones SA
4.67%, 03/06/38	620	718,561
4.90%, 03/06/48	920	1,119,077
5.21%, 03/08/47	2,330	2,862,823
5.52%, 03/01/49 (Call 09/01/48)	505	656,952
7.05%, 06/20/36	1,685	2,429,341
Telefonica Europe BV, 8.25%, 09/15/30(b)	2,230	3,296,823
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)(b)	765	943,205
4.60%, 11/16/48 (Call 05/16/48)	615	791,481
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	1,235	1,399,429
4.13%, 08/15/46	1,250	1,510,720

30	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
4.27%, 01/15/36	$2,690	$3,231,020
4.40%, 11/01/34 (Call 05/01/34)	2,035	2,485,966
4.50%, 08/10/33	3,340	4,095,372
4.52%, 09/15/48	3,410	4,410,202
4.67%, 03/15/55	485	646,273
4.75%, 11/01/41(b)	2,033	2,648,440
4.81%, 03/15/39(b)	1,175	1,507,262
4.86%, 08/21/46	2,052	2,708,745
5.01%, 04/15/49(b)	3,605	4,976,251
5.25%, 03/16/37(b)	2,030	2,711,814
5.50%, 03/16/47	1,395	2,040,828
6.55%, 09/15/43	1,120	1,760,673
7.75%, 12/01/30	125	185,355
Vodafone Group PLC
4.25%, 09/17/50	1,730	1,903,954
4.38%, 02/19/43	1,300	1,496,862
4.88%, 06/19/49(b)	1,095	1,313,165
5.00%, 05/30/38	640	783,782
5.13%, 06/19/59(b)	90	109,782
5.25%, 05/30/48	2,179	2,746,995
6.15%, 02/27/37	1,873	2,598,244
6.25%, 11/30/32	620	841,400
7.88%, 02/15/30	575	828,653
		152,241,736
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)(b)	465	508,181
6.35%, 03/15/40	330	414,354
		922,535
Transportation — 3.3%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	625	734,281
4.05%, 06/15/48 (Call 12/15/47)	535	646,065
4.13%, 06/15/47 (Call 12/15/46)	174	210,902
4.15%, 04/01/45 (Call 10/01/44)	1,315	1,575,992
4.15%, 12/15/48 (Call 06/15/48)	550	668,236
4.38%, 09/01/42 (Call 03/01/42)	525	645,060
4.40%, 03/15/42 (Call 09/15/41)	815	1,003,639
4.45%, 03/15/43 (Call 09/15/42)	606	743,491
4.55%, 09/01/44 (Call 03/01/44)	955	1,185,188
4.70%, 09/01/45 (Call 03/01/45)	885	1,135,237
4.90%, 04/01/44 (Call 10/01/43)	650	859,224
4.95%, 09/15/41 (Call 03/15/41)	434	566,239
5.05%, 03/01/41 (Call 09/01/40)	201	265,247
5.15%, 09/01/43 (Call 03/01/43)	655	885,890
5.40%, 06/01/41 (Call 12/01/40)(b)	240	329,327
5.75%, 05/01/40 (Call 11/01/39)	815	1,168,546
6.15%, 05/01/37	475	689,802
6.20%, 08/15/36	200	286,408
7.95%, 08/15/30	83	125,889
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	300	330,770
3.65%, 02/03/48 (Call 08/03/47)	1,345	1,539,675
4.45%, 01/20/49 (Call 07/20/48)	520	677,379
4.50%, 11/07/43 (Call 05/07/43)	50	63,095
6.20%, 06/01/36	475	694,438
6.25%, 08/01/34	186	271,300
6.38%, 11/15/37	395	596,957
6.71%, 07/15/36	425	638,371
Security	Par (000)	Value

Transportation (continued)
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	$267	$342,904
4.80%, 08/01/45 (Call 02/01/45)	420	566,652
5.75%, 03/15/33(b)	850	1,133,620
5.95%, 05/15/37	106	153,083
6.13%, 09/15/2115 (Call 03/15/2115)	878	1,422,617
7.13%, 10/15/31	230	336,773
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	250	254,742
3.35%, 09/15/49 (Call 03/15/49)	650	681,647
3.80%, 11/01/46 (Call 05/01/46)	578	647,153
3.95%, 05/01/50 (Call 11/01/49)	210	243,386
4.10%, 03/15/44 (Call 09/15/43)	450	517,358
4.25%, 11/01/66 (Call 05/01/66)	631	721,817
4.30%, 03/01/48 (Call 09/01/47)	1,246	1,507,909
4.40%, 03/01/43 (Call 09/01/42)	425	508,878
4.50%, 03/15/49 (Call 09/15/48)	630	789,779
4.50%, 08/01/54 (Call 02/01/54)	200	248,073
4.65%, 03/01/68 (Call 09/01/67)	220	270,467
4.75%, 05/30/42 (Call 11/30/41)	636	796,353
4.75%, 11/15/48 (Call 05/15/48)	85	110,016
5.50%, 04/15/41 (Call 10/15/40)	400	536,397
6.00%, 10/01/36	724	991,848
6.15%, 05/01/37	533	742,682
6.22%, 04/30/40	595	869,035
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47 (Call 07/25/46)(a)	400	475,000
FedEx Corp.
3.88%, 08/01/42	260	262,752
3.90%, 02/01/35	915	995,101
4.05%, 02/15/48 (Call 08/15/47)	1,210	1,228,674
4.10%, 04/15/43	177	183,823
4.10%, 02/01/45	608	622,015
4.40%, 01/15/47 (Call 07/15/46)	675	716,622
4.50%, 02/01/65	25	25,777
4.55%, 04/01/46 (Call 10/01/45)	659	722,900
4.75%, 11/15/45 (Call 05/15/45)	1,040	1,173,981
4.90%, 01/15/34	555	663,446
4.95%, 10/17/48 (Call 04/17/48)	481	547,972
5.10%, 01/15/44	685	802,748
Kansas City Southern
4.20%, 11/15/69 (Call 05/15/69)	560	675,803
4.30%, 05/15/43 (Call 11/15/42)	165	200,025
4.95%, 08/15/45 (Call 02/15/45)	270	352,802
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)	218	256,944
Norfolk Southern Corp.
3.40%, 11/01/49 (Call 05/01/49)	865	943,278
3.94%, 11/01/47 (Call 05/01/47)	885	1,031,460
3.95%, 10/01/42 (Call 04/01/42)	170	198,513
4.05%, 08/15/52 (Call 02/15/52)	917	1,091,141
4.10%, 05/15/49 (Call 11/15/48)	395	474,400
4.15%, 02/28/48 (Call 08/28/47)(b)	655	802,571
4.45%, 06/15/45 (Call 12/15/44)	360	447,445
4.65%, 01/15/46 (Call 07/15/45)	520	668,147
4.84%, 10/01/41	845	1,096,027
5.10%, 08/01/2118 (Call 02/01/2118)	385	504,808
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(a)(b)	400	470,000
Polar Tankers Inc., 5.95%, 05/10/37(a)	30	38,984

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
TTX Co.
4.20%, 07/01/46 (Call 01/01/46)(a)	$250	$304,440
4.60%, 02/01/49 (Call 08/01/48)(a)	250	338,101
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)	270	278,939
3.38%, 02/01/35 (Call 08/01/34)	575	634,266
3.55%, 08/15/39 (Call 02/15/39)	1,310	1,433,576
3.60%, 09/15/37 (Call 03/15/37)(b)	650	719,504
3.80%, 10/01/51 (Call 04/01/51)	400	450,183
3.84%, 03/20/60 (Call 09/20/59)(a)	1,221	1,341,093
3.88%, 02/01/55 (Call 08/01/54)	375	412,624
3.95%, 08/15/59 (Call 02/15/59)	25	28,251
4.00%, 04/15/47 (Call 10/15/46)(b)	150	171,149
4.05%, 11/15/45 (Call 05/15/45)	500	574,595
4.05%, 03/01/46 (Call 09/01/45)	695	790,217
4.10%, 09/15/67 (Call 03/15/67)	570	657,079
4.15%, 01/15/45 (Call 07/15/44)	405	468,052
4.25%, 04/15/43 (Call 10/15/42)	331	383,545
4.30%, 06/15/42 (Call 12/15/41)	150	177,438
4.30%, 03/01/49 (Call 09/01/48)	778	939,558
4.38%, 09/10/38 (Call 03/10/38)	734	876,389
4.38%, 11/15/65 (Call 05/15/65)	981	1,172,183
4.50%, 09/10/48 (Call 03/10/48)	645	788,894
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	180	186,793
3.40%, 09/01/49 (Call 03/01/49)	650	683,905
3.63%, 10/01/42	445	486,136
3.75%, 11/15/47 (Call 05/15/47)	605	673,250
4.25%, 03/15/49 (Call 09/15/48)	1,265	1,525,674
4.88%, 11/15/40 (Call 05/15/40)	430	549,476
6.20%, 01/15/38	1,085	1,592,855
United Parcel Service of America Inc., 8.38%, 04/01/30(e)	30	44,104
		69,285,265
Trucking & Leasing — 0.0%
GATX Corp.
4.50%, 03/30/45 (Call 09/30/44)(b)	150	169,600
5.20%, 03/15/44 (Call 09/15/43)	185	234,988
		404,588
Water — 0.2%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	1,005	1,144,597
4.00%, 12/01/46 (Call 06/01/46)	195	228,099
Security	Par/ Shares (000)	Value

Water (continued)
4.15%, 06/01/49 (Call 12/01/48)	$265	$320,652
4.20%, 09/01/48 (Call 03/01/48)(b)	629	754,258
4.30%, 12/01/42 (Call 06/01/42)	146	179,064
4.30%, 09/01/45 (Call 03/01/45)	445	544,648
6.59%, 10/15/37	395	602,610
Essential Utilities Inc., 4.28%, 05/01/49 (Call 11/01/48)	310	375,647
Veolia Environnement SA, 6.75%, 06/01/38	118	176,951
		4,326,526
Total Corporate Bonds & Notes — 97.7%
(Cost: $1,895,357,831)		2,072,645,845

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(g)(h)(i)	158,179	158,289,593
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(g)(h)	29,587	29,587,000
		187,876,593
Total Short-Term Investments — 8.8%
(Cost: $187,818,153)		187,876,593

Total Investments in Securities — 106.5%
(Cost: $2,083,175,984)		2,260,522,438

Other Assets, Less Liabilities — (6.5)%		(138,508,531)

Net Assets — 100.0%		$2,122,013,907

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	44,702	113,477	158,179	$158,289,593	$284,172	(b)	$1,707		$42,049
BlackRock Cash Funds: Treasury, SL Agency Shares	5,363	24,224	29,587	29,587,000	473,534		—		—
				$187,876,593	$757,706		$1,707		$42,049

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

32	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Long-Term Corporate Bond ETF
February 29, 2020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,072,645,845	$—	$2,072,645,845
Money Market Funds	187,876,593	—	—	187,876,593
	$187,876,593	$2,072,645,845	$—	$2,260,522,438

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	33

Statement of Assets and Liabilities

February 29, 2020

iShares
Long-Term
Corporate Bond
ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,072,645,845
Affiliated(c)	187,876,593
Cash	11,808
Receivables:
Investments sold	16,646,585
Securities lending income — Affiliated	32,201
Capital shares sold	1,195,602
Dividends	35,439
Interest	22,712,184
Total assets	2,301,156,257

LIABILITIES
Collateral on securities loaned, at value	158,222,908
Payables:
Investments purchased	20,826,581
Investment advisory fees	92,861
Total liabilities	179,142,350

NET ASSETS	$2,122,013,907

NET ASSETS CONSIST OF:
Paid-in capital	$1,951,634,615
Accumulated earnings	170,379,292
NET ASSETS	$2,122,013,907

Shares outstanding	30,200,000
Net asset value	$70.27
Shares authorized	Unlimited
Par value	None

(a) Securities loaned, at value	$153,995,630
(b) Investments, at cost — Unaffiliated	$1,895,357,831
(c) Investments, at cost — Affiliated	$187,818,153

See notes to financial statements.

34	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement of Operations

Year Ended February 29, 2020

iShares
Long-Term
Corporate
Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$473,534
Interest — Unaffiliated	55,461,138
Securities lending income — Affiliated — net	284,172
Other income — Unaffiliated	96,633
Total investment income	56,315,477

EXPENSES
Investment advisory fees	821,007
Total expenses	821,007
Net investment income	55,494,470

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	5,373,896
Investments — Affiliated	1,707
In-kind redemptions — Unaffiliated	40,159,836
Net realized gain	45,535,439
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	200,365,084
Investments — Affiliated	42,049
Net change in unrealized appreciation (depreciation)	200,407,133
Net realized and unrealized gain	245,942,572
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$301,437,042

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	35

Statement of Changes in Net Assets

	iShares Long-Term Corporate Bond ETF
	Year Ended	Year Ended
	02/29/20	02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$55,494,470	$26,509,461
Net realized gain (loss)	45,535,439	(15,176,798)
Net change in unrealized appreciation (depreciation)	200,407,133	(9,689,781)
Net increase in net assets resulting from operations	301,437,042	1,642,882

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(51,645,393)	(26,801,451)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,283,334,387	(100,635,843)

NET ASSETS
Total increase (decrease) in net assets	1,533,126,036	(125,794,412)
Beginning of year	588,887,871	714,682,283
End of year	$2,122,013,907	$588,887,871

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares Long-Term Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$57.73	$60.06	$59.77	$56.51	$62.53
Net investment income(a)	2.54	2.56	2.48	2.48	2.55
Net realized and unrealized gain (loss)(b)	12.48	(2.31)	0.30	3.25	(6.02)
Net increase (decrease) from investment operations	15.02	0.25	2.78	5.73	(3.47)

Distributions(c)
From net investment income	(2.48)	(2.58)	(2.49)	(2.47)	(2.55)
Total distributions	(2.48)	(2.58)	(2.49)	(2.47)	(2.55)

Net asset value, end of year	$70.27	$57.73	$60.06	$59.77	$56.51

Total Return
Based on net asset value	26.50%	0.53%	4.65%	10.21%	(5.53)%

Ratios to Average Net Assets
Total expenses	0.06%	0.11%	0.20%	0.20%	0.20%
Total expenses after fees waived	0.06%	0.10%	0.20%	0.20%	0.20%
Net investment income	3.89%	4.44%	4.05%	4.10%	4.40%

Supplemental Data
Net assets, end of year (000)	$2,122,014	$588,888	$714,682	$830,758	$785,548
Portfolio turnover rate(d)	15%	24%	12%	10%	11%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	37

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

Diversification
iShares ETF	Classification
Long-Term Corporate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The cost basis of securities at February 28, 2019 has been adjusted to $645,281,461.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

●	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

38	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

N o t e s t o F i n a n c i a l S t a t e m e n t s	39

Notes to Financial Statements (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Long-Term Corporate Bond
Barclays Bank PLC	$10,503,625	$10,503,625		$—	$—
BNP Paribas Prime Brokerage International Ltd.	9,366,479	9,366,479		—	—
BofA Securities, Inc.	6,344,134	6,344,134		—	—
Citadel Clearing LLC	10,405,676	10,405,676		—	—
Citigroup Global Markets Inc.	4,375,595	4,375,595		—	—
Credit Suisse Securities (USA) LLC	12,252,044	12,252,044		—	—
Deutsche Bank Securities Inc.	555,000	555,000		—	—
Goldman Sachs & Co.	28,455,748	28,455,748		—	—
HSBC Securities (USA) Inc.	8,415,217	8,415,217		—	—
JPMorgan Securities LLC	8,201,441	8,201,441		—	—
Morgan Stanley & Co. LLC	16,998,720	16,998,720		—	—
MUFG Securities Americas Inc.	876,807	876,807		—	—
Nomura Securities International Inc.	908,496	908,496		—	—
Scotia Capital (USA) Inc.	2,275,158	2,275,158		—	—
State Street Bank & Trust Company	1,685,144	1,685,144		—	—
UBS AG	8,208,795	8,208,795		—	—
Wells Fargo Securities LLC	24,167,551	24,167,551		—	—
	$153,995,630	$153,995,630		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

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Notes to Financial Statements (continued)

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 29, 2020, the Fund paid BTC $99,688 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Long-Term Corporate Bond	$2,697,972	$9,959,904	$109,417

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.       PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Long-Term Corporate Bond	$240,543,225	$208,041,777

For the year ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Long-Term Corporate Bond	$1,631,740,345	$404,728,540

7.       INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Long-Term Corporate Bond	$39,363,947	$(39,363,947)

N o t e s t o F i n a n c i a l S t a t e m e n t s	41

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

	Year Ended	Year Ended
iShares ETF	02/29/20	02/28/19
Long-Term Corporate Bond
Ordinary income	$51,645,393	$26,801,451

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Long-Term Corporate Bond	$6,191,435	$(11,646,952)	$175,834,809	$170,379,292

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, and the classification of investments.

For the year ended February 29, 2020, the Fund utilized $6,644,117 of its capital loss carryforwards.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long-Term Corporate Bond	$2,084,687,629	$179,140,193	$(3,305,384)	$175,834,809

8.       PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future,

42	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

9.      CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended		Year Ended
	02/29/20		02/28/19
iShares ETF	Shares	Amount	Shares	Amount
Long-Term Corporate Bond
Shares sold	26,300,000	$1,702,397,129	3,300,000	$190,580,512
Shares redeemed	(6,300,000)	(419,062,742)	(5,000,000)	(291,216,355)
Net increase(decrease)	20,000,000	$1,283,334,387	(1,700,000)	$(100,635,843)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Long-Term Corporate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Long-Term Corporate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 29, 2020, the related statement of operations for the year ended February 29, 2020, the statement of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2020 and the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the Fund hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Long-Term Corporate Bond	$42,354,412

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended February 29, 2020:

iShares ETF	Federal Obligation Interest
Long-Term Corporate Bond	$214,989

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I m p o r t a n t T a x I n f o r m a t i o n	45

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Long-Term Corporate Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Long-Term Corporate Bond	$2.482570	$—	$—	$2.482570	100%	—%	—%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the date the Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results

iShares Long-Term Corporate Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 2.5% and Less than 3.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.40
Greater than 0.5% and Less than 1.0%	125	9.94
Greater than 0.0% and Less than 0.5%	819	65.10
At NAV	15	1.19
Less than 0.0% and Greater than –0.5%	281	22.34
Less than –0.5% and Greater than –1.0%	12	0.95
	1,258	100.00%

S u p p l e m e n t a l I n f o r m a t i o n	47

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

48	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T r u s t e e a n d O f f i c e r I n f o r m a t i o n	49

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

50	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-214-0220

FEBRUARY 29, 2020

2020 Annual Report

iShares Trust

●	iShares Agency Bond ETF | AGZ | NYSE Arca
●	iShares Government/Credit Bond ETF | GBF | NYSE Arca
●	iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX
●	iShares MBS ETF | MBB | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Bond Market Overview

U.S. government and high-quality corporate bonds, as represented by the Bloomberg Barclays Government/Credit Bond Index, advanced 13.41% during the 12 months ended February 29, 2020 (“reporting period”), outperforming the 11.68% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, U.S. Treasuries benefited from declining interest rates and investors’ search for yield. While U.S. Treasury yields were low by historical standards, they were higher than those of many sovereign bonds issued by governments of other developed economies, some of which offered negative yields. Strong demand supported U.S. Treasury prices despite robust issuance to fund government deficit spending. An investor shift toward less volatile assets starting in late January 2020 led U.S. Treasury bond prices sharply higher as yields declined to historic lows, driven by fears of a prolonged disruption of worldwide economic activity due to the coronavirus.

Investment-grade corporate bonds also advanced strongly, as falling interest rates and expectations for further Fed easing contributed to a self-reinforcing cycle in which increased demand led to lower yields, which in turn reduced corporate borrowing costs. Corporate bond issuance was high for much of the reporting period, as companies issued debt to take advantage of historically low borrowing costs. As with U.S. Treasury bonds, investment-grade corporate bonds gained sharply at the end of the reporting period, benefiting from their relatively high interest rate sensitivity amid the sharp decline in interest rates. In February 2020, investors began expecting additional interest rate cuts to counteract the economic slowdown, which also bolstered bond prices.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® Agency Bond ETF

Investment Objective

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg Barclays U.S. Agency Bond Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.57%	2.70%	2.55%	8.57%	14.23%	28.59%
Fund Market	8.71	2.65	2.56	8.71	13.95	28.73
Index	8.75	2.80	2.66	8.75	14.83	30.08

GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	The Period	(a)	Ratio
$1,000.00	$1,025.40	$1.01		$1,000.00	$1,023.90	$1.01		0.20%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
	Percent of
Investment Type	Total Investments	(a)
U. S. Government & Agency Obligations	73.7%
Foreign Government Obligations	22.9
Corporate Bonds & Notes	3.4

ALLOCATION BY MATURITY
	Percent of
Maturity	Total Investments	(a)
0-1 Year	1.4%
1-5 Years	67.4
5-10 Years	20.7
10-15 Years	2.0
15-20 Years	7.3
More than 20 Years	1.2

(a) Excludes money market funds.

4	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020	iShares® Government/Credit Bond ETF

Investment Objective

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg Barclays U.S. Government/Credit Bond Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	13.24%	3.69%	4.03%	13.24%	19.86%	48.51%
Fund Market	13.26	3.62	4.01	13.26	19.46	48.13
Index	13.41	3.88	4.22	13.41	20.94	51.25

GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	The Period	(a)	Ratio
$1,000.00	$1,036.00	$1.01		$1,000.00	$1,023.90	$1.01		0.20%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020 (continued)	iShares® Government/Credit Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
	Percent of
Investment Type	Total Investments	(a)
U. S. Government & Agency Obligations	58.9%
Corporate Bonds & Notes	36.7
Foreign Government Obligations	3.6
Municipal Debt Obligations	0.8

ALLOCATION BYCREDIT QUALITY
	Percent of
Moody’s Credit Rating*	Total Investments	(a)
Aaa	61.2%
Aa	3.1
A	15.5
Baa	18.6
Ba	0.8
Not Rated	0.8

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2020	iShares® Intermediate Government/Credit Bond ETF

Investment Objective

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.63%	2.77%	2.97%	8.63%	14.65%	33.95%
Fund Market	8.53	2.73	2.93	8.53	14.40	33.47
Index	8.81	2.95	3.16	8.81	15.67	36.46

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	The Period	(a)	Ratio
$1,000.00	$1,027.90	$1.01		$1,000.00	$1,023.90	$1.01		0.20%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

F u n d S u m m a r y	7

Fund Summary as of February 29, 2020 (continued)	iShares® Intermediate Government/Credit Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
	Percent of
Investment Type	Total Investments	(a)
U. S. Government & Agency Obligations	63.3%
Corporate Bonds & Notes	32.2
Foreign Government Obligations	4.3
Municipal Debt Obligations	0.2

ALLOCATION BY CREDIT QUALITY
	Percent of
Moody’s Credit Rating*	Total Investments	(a)
Aaa	66.8%
Aa	3.4
A	13.3
Baa	15.0
Ba	0.9
Not Rated	0.6

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

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Fund Summary as of February 29, 2020	iShares® MBS ETF

Investment Objective

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/or guaranteed by U.S. government agencies, as represented by the Bloomberg Barclays U.S. MBS Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.35%	2.60%	2.96%	7.35%	13.68%	33.86%
Fund Market	7.35	2.58	2.96	7.35	13.56	33.89
Index	7.45	2.80	3.18	7.45	14.79	36.74

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	The Period	(a)	Ratio
$1,000.00	$1,024.10	$0.30		$1,000.00	$1,024.60	$0.30		0.06%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

F u n d S u m m a r y	9

Fund Summary as of February 29, 2020 (continued)	iShares® MBS ETF

Portfolio Information

ALLOCATION BY ISSUER
	Percentage of
Issuer	Total Investments	(a)
Uniform Mortgage-Backed Securities	55.7%
Government National Mortgage Association	27.5
Federal Home Loan Mortgage Corp.	16.3
Federal National Mortgage Association	0.5

ALLOCATION BY MATURITY
	Percent of
Maturity	Total Investment	(a)
5-10 Years	1.7%
10-15 Years	8.5
15-20 Years	3.6
20-25 Years	9.8
25-30 Years	64.5
30-35 Years	11.8
35-40 Years	0.1

(a) Excludes money market funds.

10	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	11

Schedule of Investments	iShares® Agency Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 3.3%
Navient Solutions LLC,0.00% 10/03/22(a)	$11,192	$10,787,073
Private Export Funding Corp.
1.75%, 11/15/24	2,940	3,019,968
Series EE, 2.80%, 05/15/22	23	23,809
Series KK, 3.55%, 01/15/24	5,045	5,476,701
		19,307,551
Total Corporate Bonds & Notes — 3.3%
(Cost: $18,625,032)		19,307,551

Foreign Government Obligations(b)

Iraq — 8.4%
Iraq Government AID Bond, 2.15%, 01/18/22	49,000	50,000,090

Israel — 11.3%
Israel Government AID Bond
5.13%, 11/01/24	1,200	1,414,020
5.50%, 09/18/23	34,816	40,178,012
5.50%, 12/04/23	15,392	17,857,953
5.50%, 04/26/24	1,764	2,072,347
5.50%, 09/18/33	3,914	5,756,163
Series 2-Z, 0.00%, 09/15/20(a)	4	3,964
		67,282,459
Jordan — 0.9%
Hashemite Kingdom of Jordan Government AID Bond
2.58%, 06/30/22	3,713	3,839,390
3.00%, 06/30/25	1,290	1,404,952
		5,244,342
Tunisia — 0.8%
Tunisia Government AID Bond, 1.42%, 08/05/21	4,555	4,577,547

Ukraine — 0.4%
Ukraine Government AID Bond, 1.47%, 09/29/21	2,413	2,429,819

Total Foreign Government Obligations — 21.8%
(Cost: $125,155,713)		129,534,257

U.S. Government Agency Obligations

U.S. Government Agency Obligations — 69.9%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(a)	100	88,794
Federal Farm Credit Banks
1.75%, 07/01/22	19,865	20,203,698
1.77%, 06/26/23	600	615,264
1.85%, 08/05/22	630	642,694
2.35%, 02/12/21	800	808,672
2.54%, 04/05/21	28,213	28,627,449
2.80%, 12/17/21	4,000	4,116,240
2.85%, 09/20/21	5,175	5,313,586
2.88%, 05/26/21	8,000	8,172,640
3.00%, 10/19/21	600	617,838
3.05%, 11/15/21	900	929,772
3.17%, 03/07/28	5	5,627
3.35%, 03/23/33	100	117,892
5.13%, 07/09/29	267	349,287
5.41%, 04/17/36	250	367,623
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	620	640,299
1.90%, 06/24/21	3,000	3,032,100

	Par
Security	(000)	Value

U.S. Government Agency Obligations (continued)
2.03%, 01/21/28	$4,267	$4,484,190
Federal Home Loan Banks
1.13%, 07/14/21	6,375	6,388,706
1.38%, 02/17/23	15,625	15,820,625
1.63%, 12/20/21	13,000	13,143,780
2.00%, 06/23/21 (Call 03/23/20)	2,200	2,200,704
2.13%, 06/09/23	2,570	2,664,062
2.13%, 12/14/29	3,200	3,410,336
2.25%, 06/11/21	11,810	11,998,606
2.25%, 03/11/22	2,400	2,462,640
2.38%, 03/12/21	6,900	6,991,908
2.38%, 03/14/25	16,000	17,046,560
2.50%, 12/09/22	1,715	1,785,504
2.50%, 12/10/27	7,480	8,130,984
2.63%, 12/10/21	3,335	3,430,548
2.88%, 12/10/21	22,445	23,198,703
2.88%, 09/13/24	5,500	5,953,310
3.00%, 10/12/21	4,445	4,590,085
3.13%, 09/09/22	1,000	1,053,850
3.13%, 06/13/25	1,055	1,167,853
3.13%, 09/12/25	30	33,277
3.38%, 09/08/23	3,595	3,891,947
3.38%, 12/08/23	1,490	1,621,209
3.63%, 03/12/21	750	769,695
4.00%, 09/01/28	810	973,393
5.38%, 08/15/24	2,565	3,052,017
5.63%, 03/14/36	500	759,705
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(a)	38,000	35,020,420
0.00%, 12/14/29(a)	18,826	16,001,912
0.00%, 12/17/29(a)	11,391	9,633,027
1.13%, 08/12/21	4,000	4,009,360
2.38%, 02/16/21	3,750	3,793,725
2.38%, 01/13/22	10,500	10,770,795
2.40%, 06/10/22 (Call 06/10/20)	2,305	2,312,653
Federal National Mortgage Association
1.38%, 09/06/22	4,000	4,043,560
1.63%, 01/07/25	4,480	4,606,202
2.00%, 01/05/22	1,515	1,543,921
2.25%, 04/12/22	4,635	4,762,833
2.38%, 01/19/23	3,563	3,709,617
2.50%, 04/13/21	4,000	4,066,800
2.63%, 01/11/22	4,500	4,638,690
2.75%, 06/22/21	6,600	6,749,424
6.03%, 10/08/27	2,991	4,006,624
6.09%, 09/27/27	7,118	9,560,115
6.32%, 12/20/27	292	400,566
NCUA Guaranteed Notes, 3.45%, 06/12/21	1,850	1,903,909
Resolution Funding Corp., Series B, 9.38%, 10/15/20.	1,049	1,100,537
Resolution Funding Corp. Interest Strip, 0.00%, 10/15/27(a)	300	267,096
Tennessee Valley Authority
1.88%, 08/15/22	2,000	2,043,120
2.88%, 02/01/27	75	83,000
3.88%, 02/15/21	2,007	2,058,781
4.65%, 06/15/35	1,000	1,363,640
4.88%, 01/15/48	4,413	6,792,004
5.25%, 09/15/39	6,179	9,324,914
5.50%, 06/15/38	1,047	1,584,006
5.88%, 04/01/36	18,300	28,077,141
6.75%, 11/01/25	3,585	4,695,490

12	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Agency Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

U.S. Government Agency Obligations (continued)
Series B, 4.70%, 07/15/33	$3,821	$5,195,032
Tennessee Valley Authority Principal STRIP, 0.00%,
11/01/25(a)	200	185,380
		415,977,966
Total U.S. Government Agency Obligations — 69.9%
(Cost: $399,042,543)		415,977,966

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(c)(d)	25,759	25,759,000

Total Short-Term Investments — 4.3%
(Cost: $25,759,000)		25,759,000

Total Investments in Securities — 99.3%
(Cost: $568,582,288)		590,578,774

Other Assets, Less Liabilities — 0.7%		4,168,679

Net Assets — 100.0%.		$594,747,453

(a)	Zero-coupon bond.
(b)	U.S. dollar denominated security issued by foreign domiciled entity.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares						Change in
	Held at		Held at						Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized		Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,804	4,955	25,759	$25,759,000	$166,515	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$19,307,551	$—	$19,307,551
Foreign Government Obligations	—	129,534,257	—	129,534,257
U.S. Government Agency Obligations	—	415,977,966	—	415,977,966
Money Market Funds	25,759,000	—	—	25,759,000
	$25,759,000	$564,819,774	$—	$590,578,774

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$10	$10,623
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	27	29,581
3.63%, 05/01/22	22	22,955
3.65%, 11/01/24 (Call 08/01/24)	10	10,730
WPP Finance 2010, 3.75%, 09/19/24	44	47,185
		121,074
Aerospace & Defense — 0.7%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	55	55,182
2.70%, 02/01/27 (Call 12/01/26)	13	13,360
2.95%, 02/01/30 (Call 11/01/29)	113	118,978
3.10%, 05/01/26 (Call 03/01/26)	120	127,199
3.38%, 06/15/46 (Call 12/15/45)	10	10,213
3.60%, 05/01/34 (Call 02/01/34)	15	16,701
3.63%, 03/01/48 (Call 09/01/47)	10	10,544
3.75%, 02/01/50 (Call 08/01/49)	15	16,552
3.83%, 03/01/59 (Call 09/01/58)	12	12,937
6.88%, 03/15/39	24	35,426
Embraer Netherlands Finance BV
5.05%, 06/15/25	16	17,474
5.40%, 02/01/27	22	24,901
General Dynamics Corp.
2.63%, 11/15/27 (Call 08/15/27)	13	13,751
3.50%, 05/15/25 (Call 03/15/25)	10	10,987
L3Harris Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)(a)	18	19,584
4.40%, 06/15/28 (Call 03/15/28)	7	8,144
4.85%, 04/27/35 (Call 10/27/34)	15	19,153
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	15	16,020
3.60%, 03/01/35 (Call 09/01/34)	72	83,845
3.80%, 03/01/45 (Call 09/01/44)	18	21,385
4.07%, 12/15/42	15	18,476
4.50%, 05/15/36 (Call 11/15/35)	15	18,774
Series B, 6.15%, 09/01/36	10	14,565
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	14	15,000
3.25%, 08/01/23	45	47,770
3.25%, 01/15/28 (Call 10/15/27)	175	188,821
3.50%, 03/15/21	15	15,314
4.03%, 10/15/47 (Call 04/15/47)	8	9,555
4.75%, 06/01/43	10	12,846
5.05%, 11/15/40	14	18,161
Northrop Grumman Systems Corp., 7.75%, 02/15/31	10	15,171
Raytheon Co., 4.20%, 12/15/44 (Call 06/15/44)	15	18,853
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	22	23,444
3.50%, 03/15/27 (Call 12/15/26)	27	30,055
4.80%, 12/15/43 (Call 06/15/43)	23	30,776
United Technologies Corp.
3.13%, 05/04/27 (Call 01/04/27)	24	25,885
3.65%, 08/16/23 (Call 07/16/23)	19	20,501
3.75%, 11/01/46 (Call 05/01/46)	14	16,376
3.95%, 08/16/25 (Call 06/16/25)	110	123,120
4.13%, 11/16/28 (Call 08/16/28)	133	155,997
4.15%, 05/15/45 (Call 11/16/44)	35	43,022
4.45%, 11/16/38 (Call 05/16/38)	10	12,578

	Par
Security	(000)	Value

Aerospace & Defense (continued)
4.50%, 06/01/42	$30	$38,496
5.70%, 04/15/40	10	14,525
6.13%, 07/15/38	12	17,790
7.50%, 09/15/29	10	14,626
		1,612,833
Agriculture — 0.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	27	27,655
2.85%, 08/09/22	10	10,276
2.95%, 05/02/23	10	10,389
4.00%, 01/31/24	18	19,444
4.50%, 05/02/43	10	10,629
4.80%, 02/14/29 (Call 11/14/28)	99	113,031
5.38%, 01/31/44	36	42,539
5.80%, 02/14/39 (Call 08/14/38)	19	23,366
5.95%, 02/14/49 (Call 08/14/48)	25	31,778
6.20%, 02/14/59 (Call 08/14/58)	12	15,400
Archer-Daniels-Midland Co., 4.54%, 03/26/42	10	12,913
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	10	10,352
3.22%, 08/15/24 (Call 06/15/24)	17	17,856
3.22%, 09/06/26 (Call 07/06/26)	15	15,693
3.46%, 09/06/29 (Call 06/06/29)	22	23,088
3.56%, 08/15/27 (Call 05/15/27)	40	42,124
4.39%, 08/15/37 (Call 02/15/37)	32	33,827
4.54%, 08/15/47 (Call 02/15/47)	10	10,394
4.76%, 09/06/49 (Call 03/06/49)	15	16,197
Bunge Ltd. Finance Corp., 4.35%, 03/15/24 (Call 02/15/24)	62	67,072
Philip Morris International Inc.
2.50%, 08/22/22	10	10,245
2.63%, 03/06/23	10	10,333
2.90%, 11/15/21	34	34,728
3.13%, 03/02/28 (Call 12/02/27)	8	8,546
4.13%, 03/04/43	164	186,253
4.25%, 11/10/44	75	86,702
4.88%, 11/15/43	22	27,426
6.38%, 05/16/38	22	31,761
Reynolds American Inc.
4.00%, 06/12/22	22	23,194
4.45%, 06/12/25 (Call 03/12/25)	20	22,136
5.70%, 08/15/35 (Call 02/15/35)	13	15,864
5.85%, 08/15/45 (Call 02/12/45)	24	28,603
		1,039,814
Airlines — 0.2%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	33	35,066
Series 2015-1, Class A, 3.38%, 11/01/28	33	34,797
Series 2019-1, Class AA, 3.15%, 08/15/33	56	59,865
Continental Airlines Inc. Pass Through Trust, Series 2012-2,
Class A, 4.00%, 04/29/26.	10	11,217
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)	7	7,065
3.80%, 04/19/23 (Call 03/19/23)	193	202,663
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	10	10,852
United Airlines Pass Through Trust, Series AA, 2.70%,
11/01/33	7	7,263
		368,788

14	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	$14	$14,733
3.63%, 05/01/43 (Call 11/01/42)	11	12,895
3.88%, 11/01/45 (Call 05/01/45)	19	23,367
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	10	11,070
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	10	10,492
		72,557
Auto Manufacturers — 0.6%
American Honda Finance Corp.
1.70%, 09/09/21	22	22,113
2.05%, 01/10/23	20	20,320
2.15%, 09/10/24	10	10,219
2.30%, 09/09/26	30	31,161
2.40%, 06/27/24	22	22,750
3.45%, 07/14/23	15	15,983
3.50%, 02/15/28	33	36,880
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	15	20,152
Daimler Finance North America LLC, 8.50%, 01/18/31	10	15,243
Ford Motor Co.
4.75%, 01/15/43	15	12,992
6.63%, 10/01/28	80	89,945
7.45%, 07/16/31	10	11,218
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	200	208,850
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	33	34,862
4.88%, 10/02/23	25	27,176
5.00%, 10/01/28 (Call 07/01/28)	13	14,208
5.00%, 04/01/35	13	13,926
5.15%, 04/01/38 (Call 10/01/37)	8	8,285
5.20%, 04/01/45	100	99,028
5.40%, 04/01/48 (Call 10/01/47)	12	12,235
5.95%, 04/01/49 (Call 10/01/48)	15	16,499
6.25%, 10/02/43	33	36,988
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	10	10,162
3.45%, 04/10/22 (Call 02/10/22)	15	15,387
3.55%, 07/08/22	22	22,778
3.70%, 05/09/23 (Call 03/09/23)	13	13,528
3.85%, 01/05/28 (Call 10/05/27)	15	15,425
3.95%, 04/13/24 (Call 02/13/24)	10	10,537
4.15%, 06/19/23 (Call 05/19/23)	22	23,221
4.20%, 11/06/21	22	22,735
4.25%, 05/15/23	10	10,588
4.35%, 04/09/25 (Call 02/09/25)	22	23,630
5.10%, 01/17/24 (Call 12/17/23)	75	81,892
5.25%, 03/01/26 (Call 12/01/25)	10	11,180
PACCAR Financial Corp.
2.65%, 05/10/22	10	10,296
2.80%, 03/01/21	10	10,125
Toyota Motor Corp., 3.42%, 07/20/23	48	51,119
Toyota Motor Credit Corp.
2.15%, 09/08/22	65	66,296
2.25%, 10/18/23	10	10,276
2.63%, 01/10/23	18	18,688
2.65%, 04/12/22	10	10,276
2.90%, 04/17/24	10	10,556
2.95%, 04/13/21	10	10,180
3.40%, 09/15/21	36	37,122
3.40%, 04/14/25	10	10,890

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.45%, 09/20/23	$10	$10,725
		1,298,645
Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	37	39,987
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	13	13,563
5.25%, 05/15/49 (Call 11/15/48)	30	31,546
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	10	10,832
		95,928
Banks — 7.1%
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(b)	17	17,506
2.82%, 07/21/23 (Call 07/21/22)(b)	28	28,792
2.88%, 04/24/23 (Call 04/24/22)(b)	22	22,591
2.88%, 10/22/30 (Call 10/22/29)(b)	24	25,111
3.00%, 12/20/23 (Call 12/20/22)(b)	177	183,414
3.19%, 07/23/30 (Call 07/23/29)(b)	22	23,617
3.30%, 01/11/23	69	72,471
3.37%, 01/23/26 (Call 01/23/25)(b)	37	39,581
3.42%, 12/20/28 (Call 12/20/27)(b)	48	51,816
3.46%, 03/15/25 (Call 03/15/24)(b)	8	8,519
3.50%, 04/19/26	22	24,042
3.55%, 03/05/24 (Call 03/05/23)(b)	39	41,100
3.56%, 04/23/27 (Call 04/23/26)(b)	55	59,850
3.59%, 07/21/28 (Call 07/21/27)(b)	4	4,380
3.82%, 01/20/28 (Call 01/20/27)(b)	120	132,757
3.86%, 07/23/24 (Call 07/23/23)(b)	36	38,475
3.95%, 01/23/49 (Call 01/23/48)(b)	37	44,254
3.97%, 03/05/29 (Call 03/05/28)(b)	107	120,486
4.00%, 04/01/24	102	111,141
4.08%, 04/23/40 (Call 04/23/39)(b)	110	130,694
4.13%, 01/22/24	31	33,834
4.20%, 08/26/24	101	110,926
4.24%, 04/24/38 (Call 04/24/37)(b)	50	60,290
4.27%, 07/23/29 (Call 07/23/28)(b)	28	32,266
4.33%, 03/15/50 (Call 03/15/49)(b)	14	17,840
4.44%, 01/20/48 (Call 01/20/47)(b)	84	107,421
4.45%, 03/03/26	87	98,056
5.00%, 01/21/44	13	17,585
Series L, 3.95%, 04/21/25	22	23,976
Series L, 4.18%, 11/25/27 (Call 11/25/26)	29	32,264
Bank of Montreal
1.90%, 08/27/21	64	64,452
2.50%, 06/28/24	22	22,827
2.90%, 03/26/22	55	56,588
Series E, 3.30%, 02/05/24	8	8,507
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22	25	25,378
2.05%, 05/03/21 (Call 04/03/21)	76	76,549
2.95%, 01/29/23 (Call 12/29/22)	26	27,032
3.00%, 10/30/28 (Call 07/30/28)	58	62,456
3.45%, 08/11/23	13	13,916
3.50%, 04/28/23	40	42,379
3.55%, 09/23/21 (Call 08/23/21)	20	20,659
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	10	10,831
Series G, 3.00%, 02/24/25 (Call 01/24/25)	10	10,626
Bank of Nova Scotia (The)
2.38%, 01/18/23	22	22,565
2.70%, 03/07/22	25	25,624

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.70%, 08/03/26	$15	$15,805
3.13%, 04/20/21	109	111,377
3.40%, 02/11/24	8	8,504
4.50%, 12/16/25	75	84,763
Barclays PLC, 3.93%, 05/07/25 (Call 05/07/24)(b)	200	212,808
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	309	316,781
2.61%, 07/22/23 (Call 07/22/22)(b)	22	22,446
3.10%, 04/02/24	22	23,218
Citigroup Inc.
2.31%, 11/04/22 (Call 11/04/21)(b)	8	8,092
2.70%, 03/30/21	44	44,510
2.70%, 10/27/22 (Call 09/27/22)	68	69,971
2.75%, 04/25/22 (Call 03/25/22)	48	49,199
2.90%, 12/08/21 (Call 11/08/21)	84	85,929
3.14%, 01/24/23 (Call 01/24/22)(b)	591	607,524
3.35%, 04/24/25 (Call 04/24/24)(b)	8	8,469
3.52%, 10/27/28 (Call 10/27/27)(b)	22	23,953
3.67%, 07/24/28 (Call 07/24/27)(b)	137	150,522
3.70%, 01/12/26	94	103,375
3.75%, 06/16/24	22	23,756
3.88%, 10/25/23	72	77,725
3.88%, 03/26/25	22	23,896
3.88%, 01/24/39 (Call 01/22/38)(b)	10	11,581
3.98%, 03/20/30 (Call 03/20/29)(b)	22	24,955
4.00%, 08/05/24	10	10,854
4.04%, 06/01/24 (Call 06/01/23)(b)	74	79,274
4.08%, 04/23/29 (Call 04/23/28)(b)	32	36,285
4.13%, 07/25/28	13	14,488
4.28%, 04/24/48 (Call 10/24/47)(b)	65	81,290
4.40%, 06/10/25	27	30,006
4.50%, 01/14/22	22	23,209
4.65%, 07/23/48 (Call 06/23/48)	81	107,106
4.75%, 05/18/46	46	57,985
5.30%, 05/06/44	25	33,907
5.50%, 09/13/25	28	32,864
5.88%, 01/30/42	10	14,688
6.63%, 06/15/32	10	13,903
8.13%, 07/15/39	10	17,434
Citizens Financial Group Inc., 2.38%, 07/28/21
(Call 06/28/21)	22	22,239
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	39	44,306
Cooperatieve Rabobank UA
3.88%, 02/08/22	73	76,427
5.25%, 05/24/41	39	56,022
Credit Suisse Group Funding Guernsey Ltd., 3.80%,
09/15/22.	150	157,983
Deutsche Bank AG, 4.10%, 01/13/26	10	10,553
Deutsche Bank AG/London, 3.70%, 05/30/24	52	54,554
Fifth Third Bancorp.
3.50%, 03/15/22 (Call 02/15/22)	13	13,527
3.95%, 03/14/28 (Call 02/14/28)	61	69,785
4.30%, 01/16/24 (Call 12/16/23)	80	86,886
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	33	33,136
2.88%, 10/31/22 (Call 10/31/21)(b)	58	59,170
3.20%, 02/23/23 (Call 01/23/23)	22	22,988
3.27%, 09/29/25 (Call 09/29/24)(b)	29	30,730
3.50%, 01/23/25 (Call 10/23/24)	49	52,592
3.50%, 11/16/26 (Call 11/16/25)	35	37,609

	Par
Security	(000)	Value

Banks (continued)
3.75%, 05/22/25 (Call 02/22/25)	$36	$39,115
3.81%, 04/23/29 (Call 04/23/28)(b)	33	36,432
3.85%, 07/08/24 (Call 04/08/24)	20	21,598
3.85%, 01/26/27 (Call 01/26/26)	25	27,432
4.00%, 03/03/24	57	61,972
4.02%, 10/31/38 (Call 10/31/37)(b)	165	189,608
4.22%, 05/01/29 (Call 05/01/28)(b)	51	57,823
4.25%, 10/21/25	65	71,141
4.75%, 10/21/45 (Call 04/21/45)	150	193,546
4.80%, 07/08/44 (Call 01/08/44)	25	32,107
5.25%, 07/27/21	50	52,594
5.75%, 01/24/22	74	79,818
5.95%, 01/15/27	14	17,000
6.25%, 02/01/41	10	14,606
6.75%, 10/01/37	95	137,834
HSBC Holdings PLC
4.00%, 03/30/22	109	114,426
6.50%, 09/15/37	115	158,370
Huntington Bancshares Inc./OH, 2.30%, 01/14/22
(Call 12/14/21)	26	26,249
JPMorgan Chase & Co.
2.30%, 10/15/25 (Call 10/15/24)(b)	37	37,887
2.74%, 10/15/30 (Call 10/15/29)(b)	180	187,375
2.95%, 10/01/26 (Call 07/01/26)	58	61,510
2.97%, 01/15/23 (Call 01/15/22)	228	234,183
3.13%, 01/23/25 (Call 10/23/24)	33	35,154
3.21%, 04/01/23 (Call 04/01/22)(b)	64	66,256
3.25%, 09/23/22	10	10,453
3.51%, 06/18/22 (Call 06/18/21)(b)	60	61,547
3.51%, 01/23/29 (Call 01/23/28)(b)	44	48,143
3.54%, 05/01/28 (Call 05/01/27)(b)	10	10,963
3.56%, 04/23/24 (Call 04/23/23)(b)	291	308,658
3.70%, 05/06/30 (Call 05/06/29)(b)	100	111,577
3.78%, 02/01/28 (Call 02/01/27)(b)	22	24,372
3.80%, 07/23/24 (Call 07/23/23)(b)	132	141,165
3.88%, 07/24/38 (Call 07/24/37)(b)	22	25,184
3.90%, 01/23/49 (Call 01/23/48)(b)	30	35,584
3.96%, 01/29/27 (Call 01/29/26)(b)	27	30,019
3.96%, 11/15/48 (Call 11/15/47)(b)	67	81,229
4.20%, 07/23/29 (Call 07/23/28)(b)	24	27,641
4.25%, 10/01/27	37	41,857
4.26%, 02/22/48 (Call 02/22/47)(b)	20	24,708
4.95%, 06/01/45	74	99,295
5.50%, 10/15/40	20	27,817
5.60%, 07/15/41	25	35,550
6.40%, 05/15/38	15	22,318
KeyCorp., 5.10%, 03/24/21	37	38,335
KfW
0.00%, 04/18/36(c)	13	9,947
0.00%, 06/29/37(c)	10	7,509
1.63%, 03/15/21	44	44,227
1.75%, 09/14/29	6	6,298
2.00%, 05/02/25	20	20,989
2.13%, 06/15/22	90	92,360
2.13%, 01/17/23	10	10,332
2.38%, 08/25/21	90	91,820
2.38%, 12/29/22	75	77,980
2.50%, 02/15/22	130	133,847
2.50%, 11/20/24	215	229,820
2.63%, 01/25/22	47	48,459

16	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.63%, 02/28/24	$40	$42,582
2.88%, 04/03/28	17	19,259
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	25	26,162
2.25%, 10/01/21	10	10,196
2.38%, 06/10/25	100	106,824
Series 37, 2.50%, 11/15/27	13	14,305
Lloyds Banking Group PLC, 2.91%, 11/07/23
(Call 11/07/22)(b)	200	205,356
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	10	10,263
2.80%, 07/18/24	200	208,162
3.22%, 03/07/22	8	8,277
3.46%, 03/02/23	10	10,549
3.68%, 02/22/27	38	42,042
3.78%, 03/02/25	10	10,888
3.96%, 03/02/28	25	28,398
Morgan Stanley
2.50%, 04/21/21	22	22,240
2.72%, 07/22/25 (Call 07/22/24)(b)	20	20,725
2.75%, 05/19/22	115	118,183
3.13%, 01/23/23	49	51,144
3.13%, 07/27/26	48	51,187
3.59%, 07/22/28 (Call 07/22/27)(b)	207	227,371
3.75%, 02/25/23	13	13,815
3.77%, 01/24/29 (Call 01/24/28)(b)	22	24,404
3.95%, 04/23/27	92	101,239
3.97%, 07/22/38 (Call 07/22/37)(b)	27	30,962
4.00%, 07/23/25	97	107,628
4.10%, 05/22/23	13	13,877
4.30%, 01/27/45	24	29,395
4.35%, 09/08/26	22	24,826
4.38%, 01/22/47	10	12,678
4.43%, 01/23/30 (Call 01/23/29)(b)	19	22,080
4.46%, 04/22/39 (Call 04/22/38)(b)	120	147,282
5.50%, 07/28/21	87	91,663
6.38%, 07/24/42	22	33,746
7.25%, 04/01/32	22	32,875
Series F, 3.88%, 04/29/24	10	10,852
MUFG Americas Holdings Corp., 3.50%, 06/18/22.	10	10,463
Northern Trust Corp.
2.38%, 08/02/22	10	10,224
3.15%, 05/03/29 (Call 02/03/29)	46	50,350
3.38%, 08/23/21	10	10,282
3.38%, 05/08/32 (Call 05/08/27)(b)	41	43,419
Oesterreichische Kontrollbank AG, 1.63%, 09/17/22	20	20,318
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	10	10,298
2.60%, 07/23/26 (Call 05/24/26)	12	12,634
3.15%, 05/19/27 (Call 04/19/27)	102	109,916
3.45%, 04/23/29 (Call 01/23/29)	10	11,001
3.90%, 04/29/24 (Call 03/29/24)	37	40,109
Royal Bank of Canada
2.25%, 11/01/24	10	10,265
2.55%, 07/16/24	10	10,421
2.80%, 04/29/22	22	22,648
3.70%, 10/05/23	39	41,929
4.65%, 01/27/26	40	46,145
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	325	355,231

	Par
Security	(000)	Value

Banks (continued)
6.00%, 12/19/23	$44	$49,368
6.10%, 06/10/23	22	24,315
Santander Holdings USA Inc.
3.50%, 06/07/24 (Call 05/07/24)	67	70,467
4.50%, 07/17/25 (Call 04/17/25)	33	36,306
Santander UK PLC, 4.00%, 03/13/24	40	43,572
State Street Corp.
2.65%, 05/15/23 (Call 05/15/22)(b)	22	22,543
3.03%, 11/01/34 (Call 11/01/29)(b)	7	7,483
3.10%, 05/15/23	192	202,051
3.78%, 12/03/24 (Call 12/03/23)(b)	10	10,805
4.38%, 03/07/21	10	10,284
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	42	43,756
2.78%, 10/18/22	22	22,700
2.93%, 03/09/21	48	48,644
3.10%, 01/17/23	246	256,881
3.35%, 10/18/27	33	35,753
3.45%, 01/11/27	39	42,465
3.54%, 01/17/28	25	27,458
3.75%, 07/19/23	13	13,920
SVB Financial Group, 3.50%, 01/29/25	41	44,101
Svenska Handelsbanken AB, 1.88%, 09/07/21	120	120,906
Toronto-Dominion Bank (The)
1.80%, 07/13/21	59	59,316
1.90%, 12/01/22	7	7,105
2.13%, 04/07/21	33	33,244
2.65%, 06/12/24	8	8,347
3.25%, 06/11/21	38	38,882
3.25%, 03/11/24	222	236,896
3.50%, 07/19/23	24	25,620
Truist Bank
3.00%, 02/02/23 (Call 01/02/23)	40	41,889
3.20%, 04/01/24 (Call 03/01/24)	10	10,630
3.50%, 08/02/22 (Call 08/02/21)(b)	35	36,002
4.05%, 11/03/25 (Call 09/03/25)	37	41,790
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	35	35,780
2.50%, 08/01/24 (Call 07/01/24)	96	99,074
2.70%, 01/27/22 (Call 12/27/21)	33	33,741
2.75%, 04/01/22 (Call 03/01/22)	22	22,592
3.05%, 06/20/22 (Call 05/20/22)	8	8,271
3.75%, 12/06/23 (Call 11/06/23)	30	32,436
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)	10	10,358
3.00%, 03/15/22 (Call 02/15/22)	10	10,316
3.60%, 09/11/24 (Call 08/11/24)	20	21,732
Series V, 2.38%, 07/22/26 (Call 06/22/26)	54	56,527
Series V, 2.63%, 01/24/22 (Call 12/23/21)	114	116,784
Wells Fargo & Co.
2.41%, 10/30/25 (Call 10/30/24)(b)	10	10,257
2.63%, 07/22/22	10	10,252
2.88%, 10/30/30 (Call 10/30/29)(b)	31	32,313
3.07%, 01/24/23 (Call 01/24/22)	20	20,524
3.20%, 06/17/27 (Call 06/17/26)(b)	240	255,883
3.30%, 09/09/24	22	23,425
3.50%, 03/08/22	34	35,361
3.55%, 09/29/25	345	374,984
3.58%, 05/22/28 (Call 05/22/27)(b)	30	32,758
3.75%, 01/24/24 (Call 12/24/23)	32	34,379

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.90%, 05/01/45	$37	$43,465
4.10%, 06/03/26	15	16,542
4.15%, 01/24/29 (Call 10/24/28)	22	25,333
4.30%, 07/22/27	224	251,388
4.40%, 06/14/46	21	25,072
4.48%, 01/16/24	38	41,656
4.65%, 11/04/44	52	63,992
4.75%, 12/07/46	42	53,005
4.90%, 11/17/45	22	27,652
5.38%, 02/07/35	22	29,720
5.38%, 11/02/43	47	62,098
5.61%, 01/15/44	50	68,225
Series M, 3.45%, 02/13/23	10	10,490
Westpac Banking Corp.
2.10%, 05/13/21	13	13,115
2.50%, 06/28/22	10	10,265
2.70%, 08/19/26	27	28,459
3.35%, 03/08/27	13	14,306
3.65%, 05/15/23	10	10,683
4.11%, 07/24/34 (Call 07/24/29)(b)	7	7,671
4.42%, 07/24/39	50	58,954
		16,190,867
Beverages — 0.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	220	240,636
4.70%, 02/01/36 (Call 08/01/35)	44	52,716
4.90%, 02/01/46 (Call 08/01/45)	110	135,561
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	98	102,981
3.65%, 02/01/26 (Call 11/01/25)	44	48,254
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	30	32,215
4.00%, 04/13/28 (Call 01/13/28)	113	127,622
4.15%, 01/23/25 (Call 12/23/24)	83	92,476
4.38%, 04/15/38 (Call 10/15/37)	21	24,296
4.44%, 10/06/48 (Call 04/06/48)	125	146,291
4.60%, 04/15/48 (Call 10/15/47)	10	11,996
4.75%, 01/23/29 (Call 10/23/28)	36	42,681
4.75%, 04/15/58 (Call 10/15/57)	26	31,416
5.45%, 01/23/39 (Call 07/23/38)	37	47,672
5.55%, 01/23/49 (Call 07/23/48)	33	44,793
8.00%, 11/15/39	22	36,215
8.20%, 01/15/39	20	32,703
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	45	46,472
Coca-Cola Co. (The)
1.75%, 09/06/24	10	10,185
2.13%, 09/06/29	12	12,275
2.50%, 04/01/23	10	10,394
2.55%, 06/01/26	15	15,938
2.90%, 05/25/27	24	26,142
3.20%, 11/01/23	52	55,676
3.30%, 09/01/21	30	30,929
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	10	10,498
3.20%, 02/15/23 (Call 01/15/23)	22	22,923
3.70%, 12/06/26 (Call 09/06/26)	79	86,575
4.75%, 12/01/25	5	5,761

	Par
Security	(000)	Value

Beverages (continued)
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	$44	$45,580
5.88%, 09/30/36	10	14,327
Diageo Investment Corp.
2.88%, 05/11/22	10	10,328
8.00%, 09/15/22	10	11,621
Keurig Dr Pepper Inc.
3.43%, 06/15/27 (Call 03/15/27)	15	16,132
4.60%, 05/25/28 (Call 02/25/28)	113	130,525
5.09%, 05/25/48 (Call 11/25/47)	25	31,950
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	17	17,108
5.00%, 05/01/42	10	11,374
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)	56	59,999
2.75%, 04/30/25 (Call 01/30/25)	31	32,845
3.00%, 10/15/27 (Call 07/15/27)	15	16,388
3.45%, 10/06/46 (Call 04/06/46)	50	57,265
3.60%, 03/01/24 (Call 12/01/23)	44	47,655
4.00%, 05/02/47 (Call 11/02/46)	22	27,448
		2,114,837
Biotechnology — 0.3%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	15	15,398
2.60%, 08/19/26 (Call 05/19/26)	140	146,688
3.13%, 05/01/25 (Call 02/01/25)	55	58,730
3.63%, 05/15/22 (Call 02/15/22)	10	10,413
4.66%, 06/15/51 (Call 12/15/50)	44	54,670
6.40%, 02/01/39	10	14,483
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	8	11,180
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	15	16,699
5.20%, 09/15/45 (Call 03/15/45)	10	12,909
Gilead Sciences Inc.
3.25%, 09/01/22 (Call 07/01/22)	20	20,850
3.50%, 02/01/25 (Call 11/01/24)	15	16,284
3.65%, 03/01/26 (Call 12/01/25)	27	29,801
3.70%, 04/01/24 (Call 01/01/24)	35	37,557
4.00%, 09/01/36 (Call 03/01/36)	20	23,272
4.40%, 12/01/21 (Call 09/01/21)	10	10,452
4.60%, 09/01/35 (Call 03/01/35)	33	41,460
4.75%, 03/01/46 (Call 09/01/45)	25	32,141
4.80%, 04/01/44 (Call 10/01/43)	39	49,936
5.65%, 12/01/41 (Call 06/01/41)	10	14,145
		617,068
Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29
(Call 06/15/29)	25	26,478
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	22	26,937
5.13%, 09/14/45 (Call 03/14/45)	2	2,579
Martin Marietta Materials Inc., 3.50%, 12/15/27
(Call 09/15/27)	30	32,684
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	20	22,507
Owens Corning, 4.40%, 01/30/48 (Call 07/30/47)	15	16,338
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	10	11,196
		138,719
Chemicals — 0.7%
Air Products & Chemicals Inc., 2.75%, 02/03/23	10	10,407

18	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	$32	$34,897
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	20	21,946
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	80	84,354
4.63%, 11/15/22	15	16,145
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	15	15,598
3.15%, 05/15/24 (Call 04/15/24)	15	15,902
3.50%, 10/01/24 (Call 07/01/24)	60	64,465
3.63%, 05/15/26 (Call 03/15/26)	18	19,591
4.25%, 10/01/34 (Call 04/01/34)	40	45,137
4.80%, 05/15/49 (Call 11/15/48)	15	17,683
5.25%, 11/15/41 (Call 08/15/41)	15	18,426
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	48	52,375
5.32%, 11/15/38 (Call 05/15/38)	55	66,878
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	18	18,769
3.80%, 03/15/25 (Call 12/15/24)	80	87,065
4.50%, 12/01/28 (Call 09/01/28)	13	15,132
4.65%, 10/15/44 (Call 04/15/44)	15	17,281
Ecolab Inc.
3.25%, 12/01/27 (Call 09/01/27)	8	8,801
4.35%, 12/08/21	11	11,512
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	10	10,649
4.50%, 10/01/49 (Call 04/01/49)	19	22,505
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	26	30,226
5.25%, 07/15/43	10	11,996
Methanex Corp.
5.25%, 12/15/29 (Call 09/15/29)	10	10,494
5.65%, 12/01/44 (Call 06/01/44)	17	17,351
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	22	22,518
4.05%, 11/15/27 (Call 08/15/27)	38	40,409
4.25%, 11/15/23 (Call 08/15/23)	22	23,686
4.88%, 11/15/41 (Call 05/15/41)	8	8,967
Nutrien Ltd.
3.15%, 10/01/22 (Call 07/01/22)	22	22,833
3.63%, 03/15/24 (Call 12/15/23)	10	10,684
4.00%, 12/15/26 (Call 09/15/26)	38	41,684
4.90%, 06/01/43 (Call 12/01/42)	15	17,902
5.88%, 12/01/36	85	108,622
6.13%, 01/15/41 (Call 07/15/40)	14	18,449
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	10	10,330
3.75%, 03/15/28 (Call 12/15/27)(d)	157	176,708
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)	10	10,133
3.55%, 11/07/42 (Call 05/07/42)	8	9,338
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	15	15,714
4.55%, 03/01/29 (Call 12/01/28)	20	22,663
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	56	57,332
2.95%, 08/15/29 (Call 05/15/29)	12	12,579
4.50%, 06/01/47 (Call 12/01/46)	39	47,010
Syngenta Finance NV, 3.13%, 03/28/22	102	103,188

	Par
Security	(000)	Value

Chemicals (continued)
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	$22	$23,529
5.00%, 08/15/46 (Call 02/15/46)	8	9,010
		1,558,873
Commercial Services — 0.2%
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)	16	17,621
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	27	30,461
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	17	17,755
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	38	43,618
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	10	11,313
4.75%, 08/01/28 (Call 05/01/28)	22	25,705
Leland Stanford Junior University (The), 3.65%, 05/01/48
(Call 11/01/47)	15	19,143
Moody’s Corp., 3.25%, 01/15/28 (Call 10/15/27)	8	8,677
Northwestern University, Series 2017, 3.66%, 12/01/57
(Call 06/01/57)	7	8,717
PayPal Holdings Inc.
2.20%, 09/26/22	10	10,194
2.40%, 10/01/24 (Call 09/01/24)	27	27,759
2.65%, 10/01/26 (Call 08/01/26)	10	10,451
2.85%, 10/01/29 (Call 05/01/29)	19	20,055
President and Fellows of Harvard College, 3.15%, 07/15/46
(Call 01/15/46)	19	21,429
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	30	33,463
University of Notre Dame du Lac, Series 2017, 3.39%,
02/15/48 (Call 08/15/47)	13	15,499
University of Southern California, 3.03%, 10/01/39	26	28,549
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	10	11,128
4.13%, 03/15/29 (Call 12/15/28)	42	48,136
		409,673
Computers — 0.8%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	8	8,034
1.70%, 09/11/22	20	20,267
1.80%, 09/11/24 (Call 08/11/24)	23	23,438
2.05%, 09/11/26 (Call 07/11/26)	10	10,266
2.15%, 02/09/22	52	53,003
2.20%, 09/11/29 (Call 06/11/29)	43	44,262
2.40%, 01/13/23 (Call 12/13/22)	10	10,318
2.40%, 05/03/23	44	45,473
2.50%, 02/09/22 (Call 01/09/22)	32	32,793
2.50%, 02/09/25	33	34,605
2.75%, 01/13/25 (Call 11/13/24)	25	26,440
2.85%, 05/06/21	19	19,344
2.85%, 02/23/23 (Call 12/23/22)	35	36,532
2.85%, 05/11/24 (Call 03/11/24)	20	21,125
2.95%, 09/11/49 (Call 03/11/49)	10	10,524
3.00%, 02/09/24 (Call 12/09/23)	10	10,598
3.00%, 11/13/27 (Call 08/13/27)	13	14,148
3.20%, 05/11/27 (Call 02/11/27)	20	21,893
3.35%, 02/09/27 (Call 11/09/26)	23	25,331
3.45%, 05/06/24	18	19,505
3.45%, 02/09/45	13	14,741
3.85%, 05/04/43	52	61,970
4.25%, 02/09/47 (Call 08/09/46)	50	63,607
4.38%, 05/13/45	10	12,832

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
4.65%, 02/23/46 (Call 08/23/45)	$22	$29,328
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	8	8,597
4.42%, 06/15/21 (Call 05/15/21)(a)	63	65,013
5.45%, 06/15/23 (Call 04/15/23)(a)	61	67,188
6.02%, 06/15/26 (Call 03/15/26)(a)	353	413,338
8.10%, 07/15/36 (Call 01/15/36)(a)	40	54,930
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	57	61,521
4.75%, 04/15/27 (Call 01/15/27)	23	25,279
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	10	10,178
4.90%, 10/15/25 (Call 07/15/25)	20	22,736
International Business Machines Corp.
3.38%, 08/01/23	100	106,577
3.50%, 05/15/29	100	112,167
4.70%, 02/19/46	40	52,516
5.60%, 11/30/39	10	14,084
6.22%, 08/01/27	10	12,859
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	14	14,346
4.75%, 06/01/23	9	9,469
4.75%, 01/01/25	35	36,578
5.75%, 12/01/34 (Call 06/01/34)	16	16,580
		1,774,333
Cosmetics & Personal Care — 0.1%
Estee Lauder Companies Inc. (The), 4.15%, 03/15/47
(Call 09/15/46)	14	17,406
Procter & Gamble Co. (The)
2.15%, 08/11/22	15	15,335
2.30%, 02/06/22	44	44,943
2.70%, 02/02/26	20	21,608
3.10%, 08/15/23	26	27,723
Unilever Capital Corp., 5.90%, 11/15/32.	31	43,922
		170,937
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	28,258
4.60%, 06/15/45 (Call 12/15/44)	155	198,285
		226,543
Diversified Financial Services — 1.5%
Affiliated Managers Group Inc., 3.50%, 08/01/25	10	10,864
Air Lease Corp.
2.25%, 01/15/23	22	22,140
2.50%, 03/01/21	10	10,051
2.75%, 01/15/23 (Call 12/15/22)	17	17,466
3.63%, 12/01/27 (Call 09/01/27)	58	61,463
3.75%, 06/01/26 (Call 04/01/26)	34	36,394
4.63%, 10/01/28 (Call 06/01/28)	22	24,862
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	48	50,757
5.50%, 02/15/22	119	126,831
Ally Financial Inc., 8.00%, 11/01/31	10	13,879
American Express Co.
2.50%, 07/30/24 (Call 06/29/24)	5	5,179
3.00%, 10/30/24 (Call 09/29/24)	8	8,470
3.38%, 05/17/21 (Call 04/17/21)	55	56,143
3.40%, 02/22/24 (Call 01/22/24)	22	23,556
3.63%, 12/05/24 (Call 11/04/24)	15	16,235

	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.70%, 08/03/23 (Call 07/03/23)	$31	$33,184
4.05%, 12/03/42	33	41,521
4.20%, 11/06/25 (Call 10/06/25)	44	49,728
American Express Credit Corp., 2.25%, 05/05/21
(Call 04/05/21)	65	65,470
Ameriprise Financial Inc., 3.00%, 03/22/22	8	8,244
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	15	16,548
4.00%, 04/01/24 (Call 02/01/24)	17	18,353
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	6	6,348
3.30%, 10/30/24 (Call 09/30/24)	116	123,728
3.50%, 06/15/23	233	246,279
3.75%, 04/24/24 (Call 03/24/24)	96	103,774
3.75%, 03/09/27 (Call 02/09/27)	232	253,527
4.20%, 10/29/25 (Call 09/29/25)	13	14,237
4.75%, 07/15/21	38	39,687
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	109	121,187
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	238	247,796
3.20%, 03/02/27 (Call 12/02/26)	14	15,165
3.20%, 01/25/28 (Call 10/25/27)	30	32,539
3.25%, 05/21/21 (Call 04/21/21)	10	10,196
3.25%, 05/22/29 (Call 02/22/29)	10	10,943
3.45%, 02/13/26 (Call 11/13/25)	10	11,009
4.00%, 02/01/29 (Call 11/01/28)	45	52,045
CME Group Inc.
3.00%, 09/15/22	8	8,354
5.30%, 09/15/43 (Call 03/15/43)	29	41,881
Credit Suisse USA Inc., 7.13%, 07/15/32	60	91,306
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	22	23,682
3.85%, 11/21/22	22	23,357
3.95%, 11/06/24 (Call 08/06/24)	83	90,117
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	9	9,291
4.50%, 06/20/28 (Call 03/20/28)	13	15,139
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	8	8,853
Franklin Resources Inc., 2.85%, 03/30/25	15	15,919
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	17	18,601
4.00%, 10/15/23	22	23,820
4.25%, 09/21/48 (Call 03/21/48)	50	61,135
International Lease Finance Corp.
5.88%, 08/15/22	22	24,088
8.63%, 01/15/22	55	61,368
Invesco Finance PLC, 4.00%, 01/30/24	10	10,882
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	33	37,310
Lazard Group LLC, 3.75%, 02/13/25	15	16,396
Legg Mason Inc., 5.63%, 01/15/44	35	48,129
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	24	26,089
3.38%, 04/01/24	38	41,035
3.80%, 11/21/46 (Call 05/21/46)	25	30,353
ORIX Corp., 3.25%, 12/04/24	10	10,719
Raymond James Financial Inc., 3.63%, 09/15/26	24	26,269
Stifel Financial Corp., 4.25%, 07/18/24	22	24,213
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	122	124,807

20	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.70%, 08/04/26 (Call 05/04/26)	$17	$18,063
4.25%, 08/15/24 (Call 05/15/24)	30	32,563
4.38%, 03/19/24 (Call 02/19/24)	22	23,848
4.50%, 07/23/25 (Call 04/24/25)	109	120,497
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	10	10,237
3.30%, 04/01/27 (Call 01/01/27)	13	14,039
Visa Inc.
2.80%, 12/14/22 (Call 10/14/22)	84	87,200
3.15%, 12/14/25 (Call 09/14/25)	10	10,859
4.15%, 12/14/35 (Call 06/14/35)	15	18,615
4.30%, 12/14/45 (Call 06/14/45)	21	27,309
		3,282,141
Electric — 2.4%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	10	11,567
3.80%, 06/15/49 (Call 12/15/48)	25	29,219
4.00%, 12/01/46 (Call 06/01/46)	25	29,730
Alabama Power Co., 6.13%, 05/15/38	10	14,512
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	5	5,148
3.65%, 02/15/26 (Call 11/15/25)	24	25,942
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	7	8,087
Appalachian Power Co., 4.40%, 05/15/44 (Call 11/15/43)	33	39,865
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	8	8,546
4.35%, 11/15/45 (Call 05/15/45)	15	18,814
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	27	28,805
Baltimore Gas & Electric Co.
3.20%, 09/15/49 (Call 03/15/49)	20	21,490
3.75%, 08/15/47 (Call 02/15/47)	20	23,419
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	63	84,714
5.95%, 05/15/37	65	91,794
6.13%, 04/01/36	24	34,225
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	12	12,628
4.25%, 11/30/23 (Call 08/30/23)	15	16,202
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	15	17,021
4.50%, 04/01/44 (Call 10/01/43)	5	6,528
CenterPoint Energy Inc., 3.85%, 02/01/24 (Call 01/01/24)	80	86,681
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	5	5,302
Commonwealth Edison Co.
3.80%, 10/01/42 (Call 04/01/42)	6	7,005
4.00%, 03/01/49 (Call 09/01/48)	25	30,099
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	5	5,823
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	15	18,442
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	51	62,809
4.63%, 12/01/54 (Call 06/01/54)	25	33,206
Series 08-B, 6.75%, 04/01/38	15	22,936
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	10	10,653
4.05%, 05/15/48 (Call 11/15/47)	31	39,015
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(a)	25	28,527

	Par
Security	(000)	Value

Electric (continued)
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	$194	$221,589
Series A, 4.60%, 03/15/49 (Call 09/15/48)	14	17,710
Series B, 5.95%, 06/15/35	47	64,235
Series C, 4.05%, 09/15/42 (Call 03/15/42)	5	5,682
Series D, 2.85%, 08/15/26 (Call 05/15/26)	5	5,278
Series E, 6.30%, 03/15/33	10	13,766
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	20	29,392
5.45%, 02/01/41 (Call 08/01/40)	13	18,060
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	10	10,768
3.70%, 06/01/46 (Call 12/01/45)	25	29,837
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	27	28,302
3.80%, 03/15/27 (Call 12/15/26)	15	16,541
Series C, 3.40%, 06/15/29 (Call 03/15/29)	16	17,272
Series D, 3.70%, 08/01/23 (Call 07/01/23)	66	70,288
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	22	23,004
2.50%, 03/15/23 (Call 01/15/23)	17	17,565
2.95%, 12/01/26 (Call 09/01/26)	14	15,077
3.88%, 03/15/46 (Call 09/15/45)	20	23,612
4.25%, 12/15/41 (Call 06/15/41)	10	12,277
5.30%, 02/15/40	13	17,943
6.10%, 06/01/37	15	21,838
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	28	28,515
3.55%, 09/15/21 (Call 06/15/21)	61	62,461
3.75%, 09/01/46 (Call 03/01/46)	92	101,984
3.95%, 08/15/47 (Call 02/15/47)	10	11,390
4.80%, 12/15/45 (Call 06/15/45)	5	6,296
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	5	5,442
6.35%, 09/15/37	90	134,111
Duke Energy Indiana LLC
6.35%, 08/15/38	15	22,886
6.45%, 04/01/39	14	21,805
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	22	23,905
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	11,685
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	17,230
3.70%, 09/01/28 (Call 06/01/28)	24	27,239
4.10%, 03/15/43 (Call 09/15/42)	40	48,469
Edison International
2.40%, 09/15/22 (Call 08/15/22)	10	10,147
4.13%, 03/15/28 (Call 12/15/27)	15	16,235
5.75%, 06/15/27 (Call 04/15/27)	13	15,315
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	15	16,186
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	25	27,298
4.20%, 04/01/49 (Call 10/01/48)	25	31,768
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	40	41,958
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	15	16,588
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	25	29,440
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	5	5,158
Evergy Kansas Central Inc.
3.10%, 04/01/27 (Call 01/01/27)	20	21,412
4.13%, 03/01/42 (Call 09/01/41)	13	15,608

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	$15	$16,518
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	10	12,648
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	110	113,849
Series H, 3.15%, 01/15/25 (Call 10/15/24)	15	15,887
Series K, 2.75%, 03/15/22 (Call 02/15/22)	22	22,586
Series N, 3.80%, 12/01/23 (Call 11/01/23)	5	5,391
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	10	10,093
3.50%, 06/01/22 (Call 05/01/22)	25	25,919
3.95%, 06/15/25 (Call 03/15/25)	5	5,536
4.45%, 04/15/46 (Call 10/15/45)	58	70,903
4.95%, 06/15/35 (Call 12/15/34)	13	16,145
5.10%, 06/15/45 (Call 12/15/44)	35	45,422
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	18,974
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	25	27,701
Series B, 4.25%, 03/15/23 (Call 12/15/22)	22	23,591
Series C, 4.85%, 07/15/47 (Call 01/15/47)	49	60,489
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	40	41,663
4.05%, 06/01/42 (Call 12/01/41)	6	7,337
4.05%, 10/01/44 (Call 04/01/44)	10	12,469
4.13%, 06/01/48 (Call 12/01/47)	15	19,177
5.69%, 03/01/40	10	14,609
Georgia Power Co.
4.30%, 03/15/42	25	29,594
Series 10-C, 4.75%, 09/01/40	20	25,087
Series A, 2.20%, 09/15/24 (Call 08/15/24)	45	45,928
Series B, 2.65%, 09/15/29 (Call 06/15/29)	10	10,331
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	16,783
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	25	28,500
4.25%, 08/15/48 (Call 02/15/48)	10	12,409
Series K, 4.55%, 03/15/46 (Call 09/15/45)	5	6,387
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	14	14,945
3.50%, 09/30/49 (Call 03/30/49)	52	57,663
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	10	13,092
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	15	20,062
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	25	31,358
Series 25, 3.30%, 10/01/25 (Call 04/01/25)	15	16,280
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	40	43,246
3.65%, 04/15/29 (Call 01/15/29)	6	6,811
3.95%, 08/01/47 (Call 02/01/47)	10	12,447
4.25%, 05/01/46 (Call 11/01/45)	10	12,505
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/28 (Call 11/07/27)	34	37,874
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	40	40,620
2.75%, 11/01/29 (Call 08/01/29)	4	4,187
3.15%, 04/01/24 (Call 03/01/24)	66	70,320
3.50%, 04/01/29 (Call 01/01/29)	22	24,319
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	10	10,172
4.00%, 08/15/45 (Call 02/15/45)	14	17,479
	Par
Security	(000)	Value

Electric (continued)
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	$28	$30,428
3.25%, 05/15/29 (Call 02/15/29)	12	13,263
Oglethorpe Power Corp., 5.95%, 11/01/39	10	12,762
Ohio Power Co., 4.00%, 06/01/49 (Call 12/01/48)	49	59,581
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	15	17,948
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	25	27,153
3.70%, 11/15/28 (Call 08/15/28)	50	57,016
3.80%, 09/30/47 (Call 03/30/47)	35	42,450
3.80%, 06/01/49 (Call 12/01/48)	25	30,277
4.55%, 12/01/41 (Call 06/01/41)	34	44,051
7.00%, 09/01/22	15	17,043
7.00%, 05/01/32	15	22,553
PacifiCorp
4.15%, 02/15/50 (Call 08/15/49)	68	85,092
6.00%, 01/15/39	5	7,202
PECO Energy Co., 3.00%, 09/15/49 (Call 03/15/49)	5	5,286
PNM Resources Inc., 3.25%, 03/09/21	10	10,147
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	35	42,913
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	19	20,279
3.50%, 12/01/22 (Call 09/01/22)	30	31,366
4.00%, 09/15/47 (Call 03/15/47)	14	15,686
4.70%, 06/01/43 (Call 12/01/42)	5	6,111
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	10	10,519
4.13%, 06/15/44 (Call 12/15/43)	25	30,194
4.15%, 06/15/48 (Call 12/15/47)	35	43,833
Progress Energy Inc., 6.00%, 12/01/39	5	7,138
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	22	23,378
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	24	27,423
4.30%, 03/15/44 (Call 09/15/43)	10	12,422
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	10	10,910
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	10	10,321
3.20%, 05/15/29 (Call 02/15/29)	17	18,908
3.60%, 12/01/47 (Call 06/01/47)	5	5,988
Public Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)	50	52,572
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	10	10,822
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	5	5,555
6.27%, 03/15/37	10	14,445
San Diego Gas & Electric Co.
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	10	10,664
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	25	28,998
Sempra Energy
3.75%, 11/15/25 (Call 08/15/25)	10	10,904
4.00%, 02/01/48 (Call 08/01/47)	60	66,167
6.00%, 10/15/39	7	9,664
Southern California Edison Co.
4.50%, 09/01/40 (Call 03/01/40)	14	16,966
4.65%, 10/01/43 (Call 04/01/43)	85	103,126
6.05%, 03/15/39	22	30,643
Series 05-E, 5.35%, 07/15/35	13	17,224
Series 08-A, 5.95%, 02/01/38	12	16,629
Series C, 3.50%, 10/01/23 (Call 07/01/23)	10	10,625

22	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series D, 3.40%, 06/01/23 (Call 05/01/23)	$31	$32,844
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	40	41,678
3.25%, 07/01/26 (Call 04/01/26)	144	154,535
4.25%, 07/01/36 (Call 01/01/36)	30	34,422
4.40%, 07/01/46 (Call 01/01/46)	70	82,274
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)	47	48,935
Southern Power Co.
5.25%, 07/15/43	10	12,457
Series F, 4.95%, 12/15/46 (Call 06/15/46)	15	18,526
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	10	11,057
Series L, 3.85%, 02/01/48 (Call 08/01/47)	10	11,194
Tampa Electric Co., 4.10%, 06/15/42 (Call 12/15/41)	14	16,946
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	17	18,117
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	35	38,482
3.50%, 04/15/24 (Call 01/15/24)	15	16,157
3.90%, 09/15/42 (Call 03/15/42)	25	29,979
4.00%, 04/01/48 (Call 10/01/47)	14	17,135
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	10	12,534
Series A, 6.00%, 05/15/37	5	7,123
Series B, 4.20%, 05/15/45 (Call 11/15/44)	15	18,276
Series D, 4.65%, 08/15/43 (Call 02/15/43)	10	12,804
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	55	60,008
3.35%, 11/21/21	10	10,340
4.75%, 11/01/44 (Call 05/01/44)	20	27,159
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	17	18,289
3.35%, 12/01/26 (Call 06/01/26)	10	10,883
		5,491,426
Electronics — 0.2%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	54	56,306
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	7	7,430
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	122	126,804
4.50%, 03/01/23 (Call 12/01/22)	25	26,654
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	15	16,650
5.00%, 02/15/23	45	48,809
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	55	58,176
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	10	10,386
3.81%, 11/21/47 (Call 05/21/47)	10	12,646
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	13	13,991
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	4	4,216
4.60%, 04/06/27 (Call 01/06/27)	17	19,439
Legrand France SA, 8.50%, 02/15/25	15	20,005
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	10	10,282
2.95%, 09/15/29 (Call 06/15/29)	10	10,609
4.20%, 09/15/28 (Call 06/15/28)	17	19,589
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	19	21,009
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	10	10,691
		493,692
	Par
Security	(000)	Value

Engineering & Construction — 0.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	$70	$67,537
4.25%, 09/15/28 (Call 06/15/28)(d)	35	32,803
		100,340
Environmental Control — 0.1%
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	21	23,079
3.95%, 05/15/28 (Call 02/15/28)	26	29,706
4.75%, 05/15/23 (Call 02/15/23)	10	10,909
5.70%, 05/15/41 (Call 11/15/40)	10	14,113
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	12	13,312
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	19	19,601
2.95%, 06/15/24 (Call 05/15/24)	35	36,950
3.13%, 03/01/25 (Call 12/01/24)	10	10,690
3.15%, 11/15/27 (Call 08/15/27)	10	10,761
3.20%, 06/15/26 (Call 04/15/26)	18	19,527
3.45%, 06/15/29 (Call 03/15/29)	39	43,130
4.00%, 07/15/39 (Call 01/15/39)	13	15,500
4.10%, 03/01/45 (Call 09/01/44)	13	15,826
4.15%, 07/15/49 (Call 01/15/49)	14	17,447
		280,551
Food — 0.8%
Campbell Soup Co.
2.50%, 08/02/22	10	10,220
3.65%, 03/15/23 (Call 02/15/23)	33	34,906
3.95%, 03/15/25 (Call 01/15/25)	22	24,033
4.15%, 03/15/28 (Call 12/15/27)	25	27,860
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	53	55,090
4.30%, 05/01/24 (Call 04/01/24)	44	47,910
4.85%, 11/01/28 (Call 08/01/28)	113	131,599
5.30%, 11/01/38 (Call 05/01/38)	10	12,160
7.00%, 10/01/28	15	19,581
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	10	10,281
3.15%, 12/15/21 (Call 09/15/21)	17	17,452
3.70%, 10/17/23 (Call 09/17/23)	22	23,677
4.00%, 04/17/25 (Call 02/17/25)	8	8,866
4.70%, 04/17/48 (Call 10/17/47)	33	41,059
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)	6	6,303
3.10%, 05/15/21	10	10,218
3.13%, 11/15/49 (Call 05/15/49)	113	123,537
3.38%, 05/15/23 (Call 04/15/23)	15	15,944
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	15	15,924
JM Smucker Co. (The), 3.50%, 03/15/25	52	56,391
Kellogg Co.
2.65%, 12/01/23	13	13,453
3.25%, 04/01/26	27	29,054
3.40%, 11/15/27 (Call 08/15/27)	23	25,023
4.30%, 05/15/28 (Call 02/15/28)	98	112,348
4.50%, 04/01/46	11	12,964
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	5	6,690
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	165	168,589
4.45%, 02/01/47 (Call 08/01/46)	41	45,667
4.65%, 01/15/48 (Call 07/15/47)	11	12,498

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	$22	$23,451
4.13%, 05/07/28 (Call 02/07/28)	13	15,121
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	9	9,125
3.30%, 07/15/26 (Call 04/15/26)	81	88,108
3.55%, 03/15/25 (Call 01/15/25)	13	14,164
4.85%, 10/01/45 (Call 04/01/45)	22	27,824
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	52	56,813
3.95%, 08/15/24 (Call 05/15/24)	10	10,927
4.55%, 06/02/47 (Call 12/02/46)	201	244,733
4.88%, 08/15/34 (Call 02/15/34)	110	136,576
5.15%, 08/15/44 (Call 02/15/44)	10	12,929
		1,759,068
Forest Products & Paper — 0.2%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	15	16,229
5.50%, 01/17/27	21	22,996
Georgia-Pacific LLC, 8.00%, 01/15/24	39	48,193
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	83	88,500
3.65%, 06/15/24 (Call 03/15/24)	10	10,740
3.80%, 01/15/26 (Call 10/15/25)	8	8,856
4.35%, 08/15/48 (Call 02/15/48)	54	59,550
4.40%, 08/15/47 (Call 02/15/47)	60	65,257
4.80%, 06/15/44 (Call 12/15/43)	10	11,635
5.00%, 09/15/35 (Call 03/15/35)	10	12,459
5.15%, 05/15/46 (Call 11/15/45)	15	17,992
7.30%, 11/15/39	12	17,623
		380,030
Gas — 0.2%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	86	95,109
4.15%, 01/15/43 (Call 07/15/42)	10	11,943
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	15	16,908
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44 (Call 06/15/44)	15	17,625
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	22	23,076
3.95%, 09/15/27 (Call 06/15/27)	13	13,788
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	22	23,139
3.49%, 05/15/27 (Call 02/15/27)	10	10,940
4.38%, 05/15/47 (Call 11/15/46)	64	75,806
4.80%, 02/15/44 (Call 08/15/43)	19	23,474
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	15	19,410
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	17	19,024
Southern California Gas Co.
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	10	12,523
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	25	31,429
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	10	11,120
		405,314
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	10	10,969
Snap-on Inc., 4.10%, 03/01/48 (Call 09/01/47)	10	12,488
		23,457
	Par
Security	(000)	Value

Health Care - Products — 0.3%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	$23	$25,876
4.75%, 11/30/36 (Call 05/30/36)	37	48,493
4.90%, 11/30/46 (Call 05/30/46)	55	76,600
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	10	10,050
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)	35	37,406
3.75%, 03/01/26 (Call 01/01/26)	79	87,039
3.85%, 05/15/25	13	14,289
4.55%, 03/01/39 (Call 09/01/38)	24	29,798
4.70%, 03/01/49 (Call 09/01/48)	5	6,502
DH Europe Finance II Sarl
2.05%, 11/15/22	8	8,147
2.20%, 11/15/24 (Call 10/15/24)	8	8,220
2.60%, 11/15/29 (Call 08/15/29)	6	6,259
Koninklijke Philips NV, 5.00%, 03/15/42	29	38,804
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	22	22,772
3.50%, 03/15/25	48	52,716
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)	31	33,028
4.38%, 05/15/44 (Call 12/15/43)	10	12,313
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	52	53,814
3.65%, 12/15/25 (Call 09/09/25)	52	57,424
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	15	15,455
3.55%, 04/01/25 (Call 01/01/25)	55	59,173
3.70%, 03/19/23 (Call 02/19/23)	8	8,479
		712,657
Health Care - Services — 0.8%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	22	22,570
4.75%, 03/15/44 (Call 09/15/43)	25	29,318
6.75%, 12/15/37	15	21,295
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	90	92,414
2.95%, 12/01/22 (Call 11/01/22)	33	34,203
3.65%, 12/01/27 (Call 09/01/27)	35	38,296
4.10%, 03/01/28 (Call 12/01/27)	212	237,800
4.63%, 05/15/42	17	19,762
4.65%, 01/15/43	10	11,732
4.65%, 08/15/44 (Call 02/15/44)	10	11,774
5.10%, 01/15/44	6	7,404
Ascension Health, 3.95%, 11/15/46	10	12,393
CommonSpirit Health
4.19%, 10/01/49 (Call 04/01/49)	22	24,141
4.35%, 11/01/42	10	11,315
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	5	6,126
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	15	16,419
4.75%, 05/01/23	123	133,833
5.00%, 03/15/24	64	71,122
5.25%, 06/15/26 (Call 12/15/25)	51	58,301
5.25%, 06/15/49 (Call 12/15/48)	26	30,103
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	12	12,709
3.85%, 10/01/24 (Call 07/01/24)	15	16,245
4.95%, 10/01/44 (Call 04/01/44)	19	23,500

24	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	$20	$24,548
Kaiser Foundation Hospitals
4.88%, 04/01/42	10	13,620
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	8	8,827
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	22	23,488
3.75%, 08/23/22 (Call 05/23/22)	10	10,478
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	15	19,240
Quest Diagnostics Inc., 4.70%, 04/01/21	10	10,323
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	48	57,648
UnitedHealth Group Inc.
2.38%, 08/15/24	6	6,211
2.75%, 02/15/23 (Call 11/15/22)	15	15,506
2.88%, 12/15/21	16	16,428
2.88%, 03/15/22 (Call 12/15/21)	50	51,340
3.10%, 03/15/26	10	10,746
3.15%, 06/15/21	10	10,223
3.38%, 04/15/27	10	10,880
3.45%, 01/15/27	15	16,402
3.50%, 06/15/23	203	215,710
3.50%, 02/15/24	22	23,585
3.75%, 07/15/25	55	60,933
3.85%, 06/15/28	73	82,773
4.25%, 04/15/47 (Call 10/15/46)	15	18,127
4.75%, 07/15/45	33	42,513
5.80%, 03/15/36	35	48,108
6.88%, 02/15/38	44	67,263
		1,807,695
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
4.20%, 06/10/24 (Call 05/10/24)	10	10,623
4.25%, 03/01/25 (Call 01/01/25)	266	285,091
Owl Rock Capital Corp., 4.00%, 03/30/25 (Call 02/28/25)	8	8,275
		303,989
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	13	13,874
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	8	8,880
4.75%, 02/26/29 (Call 11/26/28)	33	38,380
4.85%, 06/15/21	22	22,928
		84,062
Household Products & Wares — 0.0%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	10	10,345
3.90%, 05/15/28 (Call 02/15/28)	15	17,123
Kimberly-Clark Corp.
3.05%, 08/15/25	10	10,857
3.20%, 04/25/29 (Call 01/25/29)	24	26,832
3.95%, 11/01/28 (Call 08/01/28)	10	11,678
		76,835
Insurance — 1.3%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	6	6,411
3.63%, 06/15/23	88	93,399
3.63%, 11/15/24	26	28,253
Alleghany Corp., 4.95%, 06/27/22	10	10,762
	Par
Security	(000)	Value

Insurance (continued)
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	$10	$10,916
Allstate Corp. (The)
4.50%, 06/15/43	108	139,412
5.35%, 06/01/33	13	17,355
5.55%, 05/09/35	15	21,274
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	138	152,991
4.13%, 02/15/24	61	66,634
4.38%, 01/15/55 (Call 07/15/54)	37	42,913
4.70%, 07/10/35 (Call 01/10/35)	11	13,337
4.80%, 07/10/45 (Call 01/10/45)	44	54,300
4.88%, 06/01/22	6	6,394
6.25%, 05/01/36	25	35,068
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(b)	8	8,960
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	49	54,623
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	10	11,088
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	15	16,772
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	37	39,730
AXA SA, 8.60%, 12/15/30	22	32,489
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	15	16,669
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	10	12,403
4.25%, 01/15/49 (Call 07/15/48)	41	51,122
4.40%, 05/15/42	13	16,300
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	38	39,413
3.13%, 03/15/26 (Call 12/15/25)	27	29,263
3.40%, 01/31/22	27	28,061
4.50%, 02/11/43	15	19,023
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	13	13,171
4.70%, 06/22/47 (Call 12/22/46)	10	9,592
Chubb INA Holdings Inc.
2.70%, 03/13/23	10	10,388
2.88%, 11/03/22 (Call 09/03/22)	47	48,848
3.35%, 05/15/24	10	10,710
3.35%, 05/03/26 (Call 02/03/26)	47	51,349
4.35%, 11/03/45 (Call 05/03/45)	10	12,931
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	15	16,250
4.50%, 03/01/26 (Call 12/01/25)	20	22,601
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	6	6,800
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	14	15,858
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	10	11,241
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	55	61,969
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	82	93,546
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	17	17,823
3.60%, 08/19/49 (Call 02/19/49)	6	6,695
4.40%, 03/15/48 (Call 09/15/47)	69	86,186
6.10%, 10/01/41	17	24,252
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	6	6,372
3.63%, 12/12/26 (Call 09/15/26)	15	16,343
4.20%, 03/15/22	20	21,036
7.00%, 06/15/40	25	38,905

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	$10	$10,320
3.75%, 04/01/26 (Call 01/01/26)	6	6,688
Manulife Financial Corp., 4.15%, 03/04/26	141	158,961
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	7	7,594
3.50%, 11/01/27 (Call 08/01/27)	4	4,358
5.00%, 05/20/49 (Call 11/20/48)	12	14,968
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	28	28,655
3.50%, 06/03/24 (Call 03/03/24)	35	37,382
3.75%, 03/14/26 (Call 12/14/25)	77	84,286
4.38%, 03/15/29 (Call 12/15/28)	44	51,299
MetLife Inc.
3.00%, 03/01/25	5	5,376
3.60%, 11/13/25 (Call 08/13/25)	10	11,012
4.05%, 03/01/45	14	16,790
4.13%, 08/13/42	46	55,765
4.60%, 05/13/46 (Call 12/13/45)	15	19,487
6.38%, 06/15/34	10	14,885
Series D, 4.37%, 09/15/23.	116	127,913
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	28	31,533
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	15	16,272
Principal Financial Group Inc., 4.63%, 09/15/42	85	108,441
Progressive Corp. (The)
3.70%, 01/26/45	25	28,768
3.75%, 08/23/21	15	15,549
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	25	26,852
3.88%, 03/27/28 (Call 12/27/27)	65	73,202
4.50%, 11/16/21	10	10,499
5.20%, 03/15/44 (Call 03/15/24)(b)	27	28,491
5.38%, 05/15/45 (Call 05/15/25)(b)	64	68,745
5.63%, 06/15/43 (Call 06/15/23)(b)	40	42,540
5.70%, 12/14/36	12	16,474
5.88%, 09/15/42 (Call 09/15/22)(b)	6	6,287
Series D, 6.63%, 12/01/37	17	25,482
Reinsurance Group of America Inc., 5.00%, 06/01/21	10	10,439
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	13	14,502
Sompo International Holdings Ltd., 4.70%, 10/15/22	13	13,973
Travelers Companies Inc. (The)
4.10%, 03/04/49 (Call 09/04/48)	65	80,803
4.30%, 08/25/45 (Call 02/25/45)	5	6,252
4.60%, 08/01/43	10	13,007
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	10	11,299
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	7	7,238
3.60%, 05/15/24 (Call 03/15/24)	6	6,425
3.88%, 09/15/49 (Call 03/15/49)	40	43,759
		3,040,772
Internet — 0.3%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 (Call 06/06/37)	50	57,301
Alphabet Inc., 3.38%, 02/25/24	10	10,814
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	22	22,628
2.50%, 11/29/22 (Call 08/29/22)	12	12,374
2.80%, 08/22/24 (Call 06/22/24)	110	115,990
3.15%, 08/22/27 (Call 05/22/27)	28	30,788
	Par
Security	(000)	Value

Internet (continued)
3.80%, 12/05/24 (Call 09/05/24)	$25	$27,665
3.88%, 08/22/37 (Call 02/22/37)	27	32,502
4.05%, 08/22/47 (Call 02/22/47)	59	75,694
4.25%, 08/22/57 (Call 02/22/57)	10	13,418
4.80%, 12/05/34 (Call 06/05/34)	10	13,290
4.95%, 12/05/44 (Call 06/05/44)	13	18,291
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	22	22,740
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	15	15,365
2.75%, 01/30/23 (Call 12/30/22)	89	91,444
4.00%, 07/15/42 (Call 01/15/42)	9	9,004
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)	15	14,657
3.80%, 02/15/28 (Call 11/15/27)	48	49,400
4.50%, 08/15/24 (Call 05/15/24)	20	21,766
		655,131
Iron & Steel — 0.1%
ArcelorMittal SA
3.60%, 07/16/24	20	20,766
6.13%, 06/01/25	20	22,800
7.00%, 10/15/39	10	12,630
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	67	75,096
4.00%, 08/01/23 (Call 05/01/23)	85	90,442
Vale Overseas Ltd., 6.88%, 11/21/36	8	10,534
		232,268
Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	20	20,995
4.63%, 07/28/45 (Call 01/28/45)	10	11,236
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	10	10,732
		42,963
Lodging — 0.0%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	17	17,628
Marriott International Inc./MD, 3.75%, 10/01/25 (Call 07/01/25)	55	59,931
		77,559
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	33	37,351
Caterpillar Financial Services Corp.
1.70%, 08/09/21	210	210,934
2.40%, 06/06/22	20	20,419
2.63%, 03/01/23	10	10,337
2.85%, 05/17/24	24	25,297
2.90%, 03/15/21	10	10,145
2.95%, 02/26/22	10	10,322
3.15%, 09/07/21	14	14,386
3.25%, 12/01/24	26	27,924
3.45%, 05/15/23	10	10,665
3.65%, 12/07/23	10	10,794
Series I, 2.65%, 05/17/21	17	17,285
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	12	12,554
3.25%, 09/19/49 (Call 03/19/49)	14	15,124
4.30%, 05/15/44 (Call 11/15/43)	10	12,777
4.75%, 05/15/64 (Call 11/15/63)	10	13,828
5.20%, 05/27/41	13	17,767
CNH Industrial Capital LLC, 4.38%, 04/05/22	10	10,550

26	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	$15	$15,317
2.88%, 09/07/49 (Call 03/07/49)	25	26,303
3.90%, 06/09/42 (Call 12/09/41)	12	14,565
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	7	7,460
John Deere Capital Corp.
1.95%, 06/13/22	33	33,367
2.15%, 09/08/22	39	39,711
2.25%, 09/14/26	25	25,945
2.30%, 06/07/21	15	15,173
2.95%, 04/01/22	34	35,151
3.45%, 06/07/23	10	10,639
3.45%, 03/13/25	47	51,168
3.90%, 07/12/21	14	14,481
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	15	16,378
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	10	10,610
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26 (Call 08/15/26)	10	10,450
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	25	30,233
		845,410
Manufacturing — 0.3%
3M Co.
2.25%, 03/15/23 (Call 02/15/23)	10	10,288
2.88%, 10/15/27 (Call 07/15/27)	13	13,843
3.88%, 06/15/44	15	17,188
4.00%, 09/14/48 (Call 03/14/48)	26	31,056
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	10	10,488
Eaton Corp.
4.00%, 11/02/32	15	18,149
4.15%, 11/02/42	24	29,569
General Electric Co.
4.65%, 10/17/21	41	42,870
5.88%, 01/14/38	62	79,527
6.15%, 08/07/37	10	13,104
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)	50	54,267
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	10	10,287
4.88%, 09/15/41 (Call 03/15/41)	15	20,477
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	19	20,732
5.75%, 06/15/43	10	14,019
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	10	10,807
3.80%, 03/21/29 (Call 12/21/28)	17	19,077
4.65%, 11/01/44 (Call 05/01/44)	15	18,509
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	33	35,566
3.25%, 06/14/29 (Call 03/14/29)	10	10,842
3.30%, 11/21/24 (Call 08/21/24)	61	65,592
4.00%, 06/14/49 (Call 12/14/48)	8	9,320
4.20%, 11/21/34 (Call 05/21/34)	17	20,400
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	166	180,835
		756,812
Media — 1.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	67	72,887
4.50%, 02/01/24 (Call 01/01/24)	65	70,486
4.91%, 07/23/25 (Call 04/23/25)	90	101,153
	Par
Security	(000)	Value

Media (continued)
5.05%, 03/30/29 (Call 12/30/28)	$22	$25,426
5.38%, 05/01/47 (Call 11/01/46)	15	17,112
5.75%, 04/01/48 (Call 10/01/47)	25	29,787
6.38%, 10/23/35 (Call 04/23/35)	25	32,870
6.48%, 10/23/45 (Call 04/23/45)	23	29,565
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	31	37,706
Comcast Corp.
2.65%, 02/01/30 (Call 11/01/29)	40	42,002
2.75%, 03/01/23 (Call 02/01/23)	12	12,486
2.85%, 01/15/23	15	15,641
3.00%, 02/01/24 (Call 01/01/24)	10	10,562
3.25%, 11/01/39 (Call 05/01/39)	8	8,647
3.38%, 02/15/25 (Call 11/15/24)	32	34,581
3.38%, 08/15/25 (Call 05/15/25)	8	8,689
3.45%, 02/01/50 (Call 08/01/49)	50	55,256
3.55%, 05/01/28 (Call 02/01/28)	7	7,792
3.60%, 03/01/24	60	64,781
3.90%, 03/01/38 (Call 09/01/37)	10	11,655
3.97%, 11/01/47 (Call 05/01/47)	180	211,995
4.00%, 11/01/49 (Call 05/01/49)	57	67,881
4.05%, 11/01/52 (Call 05/01/52)	95	114,221
4.15%, 10/15/28 (Call 07/15/28)	73	84,835
4.25%, 01/15/33	33	39,787
4.40%, 08/15/35 (Call 02/25/35)	10	12,322
4.60%, 10/15/38 (Call 04/15/38)	30	37,486
4.70%, 10/15/48 (Call 04/15/48)	40	52,383
4.95%, 10/15/58 (Call 04/15/58)	50	68,492
6.40%, 05/15/38	7	10,424
6.95%, 08/15/37	10	15,350
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	52	53,856
3.95%, 03/20/28 (Call 12/20/27)	58	62,898
4.38%, 06/15/21	19	19,670
4.88%, 04/01/43	14	15,931
5.00%, 09/20/37 (Call 03/20/37)	28	31,963
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(a)	35	37,969
5.58%, 01/25/49 (Call 07/25/48)(a)	60	80,149
NBCUniversal Media LLC, 4.45%, 01/15/43	50	61,505
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	50	51,311
5.50%, 09/01/41 (Call 03/01/41)	10	11,548
5.88%, 11/15/40 (Call 05/15/40)	26	31,685
6.55%, 05/01/37	24	30,572
6.75%, 06/15/39	7	9,145
Time Warner Entertainment Co. LP
8.38%, 03/15/23	27	32,011
8.38%, 07/15/33	112	163,089
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	19	19,589
3.00%, 02/13/26	30	32,633
3.70%, 12/01/42	20	23,490
ViacomCBS Inc.
2.50%, 02/15/23 (Call 01/15/23)	32	32,871
2.90%, 01/15/27 (Call 10/15/26)	75	77,470
3.38%, 02/15/28 (Call 12/15/27)	19	20,241
3.50%, 01/15/25 (Call 10/15/24)	31	32,946
3.70%, 08/15/24 (Call 05/15/24)	69	74,225
3.88%, 04/01/24 (Call 01/01/24)	124	133,610

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
4.25%, 09/01/23 (Call 06/01/23)	$34	$36,689
4.38%, 03/15/43	30	32,183
5.85%, 09/01/43 (Call 03/01/43)	14	17,652
6.88%, 04/30/36	20	27,408
7.88%, 07/30/30	10	14,376
Walt Disney Co. (The)
1.65%, 09/01/22	40	40,368
1.75%, 08/30/24 (Call 07/30/24)	30	30,460
2.00%, 09/01/29 (Call 06/01/29)	30	30,261
2.75%, 09/01/49 (Call 03/01/49)	426	432,007
3.00%, 09/15/22	10	10,436
3.70%, 09/15/24 (Call 06/15/24)	27	29,553
4.75%, 09/15/44 (Call 03/15/44)	15	20,161
5.40%, 10/01/43	10	14,351
6.20%, 12/15/34	17	25,134
6.40%, 12/15/35	10	15,067
6.55%, 03/15/33	10	14,812
		3,335,555
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	35	36,103
3.25%, 06/15/25 (Call 03/15/25)	10	10,713
4.38%, 06/15/45 (Call 12/15/44)	10	12,726
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	15	16,061
4.50%, 12/15/28 (Call 09/15/28)	9	10,166
		85,769
Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	15	20,553
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	22	22,653
5.00%, 09/30/43	36	48,354
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	12	12,501
3.70%, 03/15/23 (Call 12/15/22)	40	42,420
4.88%, 03/15/42 (Call 09/15/41)	24	30,132
6.25%, 10/01/39	12	16,976
Rio Tinto Alcan Inc., 7.25%, 03/15/31	10	14,673
Southern Copper Corp.
3.88%, 04/23/25	15	16,068
5.88%, 04/23/45	25	31,992
6.75%, 04/16/40	15	20,632
Teck Resources Ltd., 6.13%, 10/01/35	95	113,023
		389,977
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	10	11,548

Oil & Gas — 2.1%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	11	11,225
4.25%, 01/15/30 (Call 10/15/29)(d)	13	13,830
4.25%, 01/15/44 (Call 07/15/43)	4	3,665
4.38%, 10/15/28 (Call 07/15/28)	56	59,922
4.75%, 04/15/43 (Call 10/15/42)	35	32,646
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	100	105,854
3.22%, 11/28/23 (Call 09/28/23)	10	10,571
3.25%, 05/06/22	24	25,010
3.80%, 09/21/25 (Call 07/21/25)	27	29,839
	Par
Security	(000)	Value

Oil & Gas (continued)
3.94%, 09/21/28 (Call 06/21/28)	$30	$33,992
4.74%, 03/11/21	10	10,304
BP Capital Markets PLC
3.06%, 03/17/22	17	17,588
3.81%, 02/10/24	18	19,507
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)	75	80,236
3.85%, 06/01/27 (Call 03/01/27)	43	45,775
4.95%, 06/01/47 (Call 12/01/46)	50	59,421
6.25%, 03/15/38	12	15,925
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	10	10,290
5.40%, 06/15/47 (Call 12/15/46)	20	21,907
6.75%, 11/15/39	10	12,514
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	47	48,172
2.90%, 03/03/24 (Call 01/03/24)	38	40,028
2.95%, 05/16/26 (Call 02/16/26)	22	23,530
3.19%, 06/24/23 (Call 03/24/23)	16	16,890
3.33%, 11/17/25 (Call 08/17/25)	20	21,797
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	38	39,217
4.38%, 06/01/24 (Call 03/01/24)	10	10,646
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	10	11,348
ConocoPhillips, 6.50%, 02/01/39	25	37,075
ConocoPhillips Co., 4.30%, 11/15/44 (Call 05/15/44)	72	86,424
ConocoPhillips Holding Co., 6.95%, 04/15/29	12	16,357
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	8	8,106
4.38%, 01/15/28 (Call 10/15/27)	20	19,443
4.90%, 06/01/44 (Call 12/01/43)	10	8,684
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	10	10,339
5.00%, 06/15/45 (Call 12/15/44)	79	84,961
5.60%, 07/15/41 (Call 01/15/41)	14	15,899
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	55	61,724
5.88%, 05/28/45	130	155,177
7.38%, 09/18/43	35	48,053
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	23	27,393
Equinor ASA
3.15%, 01/23/22	210	217,136
3.25%, 11/10/24	75	80,806
3.63%, 09/10/28 (Call 06/10/28)	31	34,951
4.25%, 11/23/41	35	42,519
4.80%, 11/08/43	32	42,438
Exxon Mobil Corp.
1.90%, 08/16/22	88	89,343
2.40%, 03/06/22 (Call 01/06/22)	83	84,750
2.44%, 08/16/29 (Call 05/16/29)	37	38,503
3.04%, 03/01/26 (Call 12/01/25)	57	61,408
3.10%, 08/16/49 (Call 02/16/49)	26	26,835
4.11%, 03/01/46 (Call 09/01/45)	15	18,357
Hess Corp., 5.60%, 02/15/41	10	10,801
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	15	17,116
Husky Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	25	26,967
Marathon Oil Corp., 6.60%, 10/01/37	10	12,348
Marathon Petroleum Corp.
4.75%, 12/15/23 (Call 10/15/23)	165	180,069
4.75%, 09/15/44 (Call 03/15/44)	19	21,621

28	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
6.50%, 03/01/41 (Call 09/01/40)	$10	$14,014
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	4	4,249
5.63%, 07/01/24	8	8,702
Nexen Inc.
5.88%, 03/10/35	13	17,923
6.40%, 05/15/37	35	51,889
7.50%, 07/30/39	30	50,653
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	39	41,676
4.95%, 08/15/47 (Call 02/15/47)	4	4,280
5.05%, 11/15/44 (Call 05/15/44)	80	85,463
6.00%, 03/01/41 (Call 09/01/40)	15	17,640
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)	30	30,382
2.90%, 08/15/24 (Call 06/15/24)	83	84,164
3.20%, 08/15/26 (Call 06/15/26)	23	23,652
3.40%, 04/15/26 (Call 01/15/26)	72	73,585
3.50%, 08/15/29 (Call 05/15/29)	30	30,027
4.10%, 02/15/47 (Call 08/15/46)	19	17,106
4.20%, 03/15/48 (Call 09/15/47)	10	9,299
4.40%, 04/15/46 (Call 10/15/45)	10	9,668
4.50%, 07/15/44 (Call 01/15/44)	4	3,832
4.85%, 03/15/21 (Call 02/15/21)	22	22,642
6.20%, 03/15/40	10	11,686
6.45%, 09/15/36	10	11,800
6.60%, 03/15/46 (Call 09/15/45)	15	18,148
6.95%, 07/01/24	15	17,655
7.88%, 09/15/31	40	53,296
Ovintiv Inc.
6.50%, 02/01/38	13	14,896
7.38%, 11/01/31	15	17,737
Petroleos Mexicanos
4.63%, 09/21/23	10	10,359
4.88%, 01/18/24	13	13,547
5.50%, 06/27/44	13	11,448
5.95%, 01/28/31 (Call 07/28/30)(a)	193	187,440
6.35%, 02/12/48	62	57,612
6.38%, 01/23/45	20	18,808
6.50%, 03/13/27	65	68,160
6.50%, 06/02/41	30	28,923
6.75%, 09/21/47	71	68,130
6.84%, 01/23/30 (Call 10/23/29)(a)	190	199,209
7.69%, 01/23/50 (Call 07/23/49)(a)	175	181,834
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	188	226,192
4.88%, 11/15/44 (Call 05/15/44)	10	12,041
5.88%, 05/01/42	8	11,152
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	44	46,215
Shell International Finance BV
1.75%, 09/12/21	10	10,045
2.25%, 01/06/23	65	66,594
2.38%, 08/21/22	8	8,216
2.88%, 05/10/26	33	35,188
3.25%, 05/11/25	8	8,584
3.63%, 08/21/42	22	24,695
3.88%, 11/13/28 (Call 08/23/28)	22	24,937
4.00%, 05/10/46	23	27,148
4.38%, 05/11/45	37	45,633
	Par
Security	(000)	Value

Oil & Gas (continued)
4.55%, 08/12/43	$22	$27,465
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	37	39,965
4.00%, 11/15/47 (Call 05/15/47)	19	20,875
5.35%, 07/15/33	10	13,063
6.50%, 06/15/38	10	14,340
6.80%, 05/15/38	12	17,498
Total Capital Canada Ltd., 2.75%, 07/15/23	10	10,449
Total Capital International SA
3.70%, 01/15/24	33	35,778
3.75%, 04/10/24	60	65,262
Valero Energy Corp.
4.00%, 04/01/29 (Call 01/01/29)	40	43,271
4.90%, 03/15/45	19	21,767
		4,865,159
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	130	137,245
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	30	33,139
4.85%, 11/15/35 (Call 05/15/35)	18	20,726
5.00%, 11/15/45 (Call 05/15/45)	18	20,153
6.70%, 09/15/38	12	15,935
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	45	45,733
3.95%, 12/01/42 (Call 06/01/42)	15	14,318
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	18	19,227
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	10	10,344
		316,820
Packaging & Containers — 0.1%
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	26	28,006
WestRock MWV LLC, 7.95%, 02/15/31	10	14,519
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	60	69,604
		112,129
Pharmaceuticals — 2.6%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	10	10,087
2.85%, 05/14/23 (Call 03/14/23)	50	51,872
2.90%, 11/06/22	15	15,535
3.20%, 05/14/26 (Call 02/14/26)	22	23,345
3.20%, 11/21/29 (Call 08/21/29)(a)	135	142,704
3.60%, 05/14/25 (Call 02/14/25)	55	59,401
4.05%, 11/21/39 (Call 05/21/39)(a)	120	133,086
4.25%, 11/21/49 (Call 05/21/49)(a)	70	78,436
4.30%, 05/14/36 (Call 11/14/35)	10	11,486
4.40%, 11/06/42	17	19,603
4.45%, 05/14/46 (Call 11/14/45)	10	11,527
4.70%, 05/14/45 (Call 11/14/44)	53	62,852
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	150	155,878
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	25	25,897
3.80%, 03/15/25 (Call 12/15/24)	75	81,754
3.85%, 06/15/24 (Call 03/15/24)	44	47,301
4.55%, 03/15/35 (Call 09/15/34)	60	71,216
4.75%, 03/15/45 (Call 09/15/44)	45	54,572
AmerisourceBergen Corp., 4.25%, 03/01/45 (Call 09/01/44)	10	11,354
AstraZeneca PLC
3.38%, 11/16/25	33	35,572

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.50%, 08/17/23 (Call 07/17/23)	$33	$35,271
4.00%, 01/17/29 (Call 10/17/28)	22	25,328
4.38%, 08/17/48 (Call 02/17/48)	38	48,791
Becton Dickinson and Co., 3.73%, 12/15/24 (Call 09/15/24)	50	54,164
Bristol-Myers Squibb Co.
2.55%, 05/14/21(a)	22	22,309
2.90%, 07/26/24 (Call 06/26/24)(a)	43	45,263
3.40%, 07/26/29 (Call 04/26/29)(a)	22	24,669
3.63%, 05/15/24 (Call 02/15/24)(a)	250	269,662
4.00%, 08/15/23(a)	25	27,111
4.13%, 06/15/39 (Call 12/15/38)(a)	20	24,331
4.25%, 10/26/49 (Call 04/26/49)(a)	41	52,558
4.35%, 11/15/47 (Call 05/15/47)(a)	25	32,025
4.50%, 03/01/44 (Call 09/01/43)	15	19,927
5.00%, 08/15/45 (Call 02/15/45)(a)	25	34,185
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	77	80,127
3.41%, 06/15/27 (Call 03/15/27)	160	170,986
3.50%, 11/15/24 (Call 08/15/24)	20	21,314
3.75%, 09/15/25 (Call 06/15/25)	17	18,488
4.37%, 06/15/47 (Call 12/15/46)	98	105,869
Cigna Corp.
3.40%, 03/01/27 (Call 12/01/26)(a)	94	100,479
3.88%, 10/15/47 (Call 04/15/47)(a)	10	10,687
3.90%, 02/15/22(a)	60	62,568
4.00%, 02/15/22 (Call 11/15/21)(a)	20	20,797
4.13%, 11/15/25 (Call 09/15/25)	49	54,497
4.38%, 10/15/28 (Call 07/15/28)	101	114,901
4.75%, 11/15/21(a)	335	352,021
4.80%, 08/15/38 (Call 02/15/38)	34	40,800
4.90%, 12/15/48 (Call 06/15/48)	35	43,366
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	10	10,309
2.75%, 12/01/22 (Call 09/01/22)	46	47,352
3.25%, 08/15/29 (Call 05/15/29)	65	68,458
3.50%, 07/20/22 (Call 05/20/22)	10	10,426
4.10%, 03/25/25 (Call 01/25/25)	42	46,031
4.30%, 03/25/28 (Call 12/25/27)	101	113,104
4.78%, 03/25/38 (Call 09/25/37)	55	64,738
5.05%, 03/25/48 (Call 09/25/47)	178	218,773
5.13%, 07/20/45 (Call 01/20/45)	24	29,194
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	25	27,848
3.95%, 03/15/49 (Call 09/15/48)	22	26,931
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	26	27,510
3.88%, 05/15/28	25	28,492
6.38%, 05/15/38	254	379,570
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	22	22,748
2.88%, 06/01/22 (Call 05/01/22)	18	18,574
3.00%, 06/01/24 (Call 05/01/24)	25	26,642
3.13%, 05/14/21	10	10,227
3.38%, 06/01/29 (Call 03/01/29)	24	26,690
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	22	23,323
3.38%, 12/05/23	22	23,848
3.55%, 03/01/36 (Call 09/01/35)	65	74,751
3.70%, 03/01/46 (Call 09/01/45)	13	15,760
3.75%, 03/03/47 (Call 09/03/46)	25	30,624
	Par
Security	(000)	Value

Pharmaceuticals (continued)
5.95%, 08/15/37	$15	$22,637
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	33	35,362
3.95%, 02/16/28 (Call 11/16/27)	23	25,484
4.88%, 03/15/44 (Call 09/15/43)	23	27,542
Mead Johnson Nutrition Co., 5.90%, 11/01/39	15	21,510
Merck & Co. Inc.
2.35%, 02/10/22	8	8,178
2.40%, 09/15/22 (Call 03/15/22)	37	37,900
2.75%, 02/10/25 (Call 11/10/24)	20	21,210
2.80%, 05/18/23	22	22,984
2.90%, 03/07/24 (Call 02/07/24)	22	23,338
3.40%, 03/07/29 (Call 12/07/28)	10	11,222
3.60%, 09/15/42 (Call 03/15/42)	15	17,716
3.70%, 02/10/45 (Call 08/10/44)	22	26,172
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	26	30,400
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	25	27,089
5.25%, 06/15/46 (Call 12/15/45)	10	11,702
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	55	56,379
3.00%, 11/20/25 (Call 08/20/25)	10	10,823
3.40%, 05/06/24	8	8,658
4.00%, 11/20/45 (Call 05/20/45)	23	28,636
4.40%, 05/06/44	50	65,131
Pfizer Inc.
2.95%, 03/15/24 (Call 02/15/24)	22	23,307
3.00%, 06/15/23	24	25,380
3.20%, 09/15/23 (Call 08/15/23)	13	13,837
3.40%, 05/15/24	26	28,113
3.45%, 03/15/29 (Call 12/15/28)	7	7,867
3.90%, 03/15/39 (Call 09/15/38)	10	11,973
4.10%, 09/15/38 (Call 03/15/38)	42	51,077
4.13%, 12/15/46	25	30,966
4.20%, 09/15/48 (Call 03/15/48)	10	12,686
4.40%, 05/15/44	50	63,969
7.20%, 03/15/39	33	54,773
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	40	40,529
2.88%, 09/23/23 (Call 07/23/23)	19	19,724
3.20%, 09/23/26 (Call 06/23/26)	8	8,577
Wyeth LLC
5.95%, 04/01/37	160	230,741
6.50%, 02/01/34	110	164,297
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	22	23,622
3.25%, 02/01/23 (Call 11/01/22)	35	36,717
3.90%, 08/20/28 (Call 05/20/28)	22	25,121
4.50%, 11/13/25 (Call 08/13/25)	10	11,424
		5,812,668
Pipelines — 1.4%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	366	403,416
5.95%, 06/01/26 (Call 03/01/26)	30	34,600
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	8	8,957
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	22	24,605
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	10	10,254

30	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
4.40%, 03/15/27 (Call 12/15/26)	$4	$3,964
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	15	23,880
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	8	8,217
3.50%, 06/10/24 (Call 03/10/24)	10	10,683
3.70%, 07/15/27 (Call 04/15/27)	34	37,007
Energy Transfer Operating LP
4.20%, 04/15/27 (Call 01/15/27)	22	23,665
4.75%, 01/15/26 (Call 10/15/25)	8	8,813
4.90%, 03/15/35 (Call 09/15/34)	30	32,659
5.00%, 05/15/50 (Call 11/15/49)	50	50,497
5.15%, 03/15/45 (Call 09/15/44)	10	10,485
5.25%, 04/15/29 (Call 01/15/29)	25	28,089
5.50%, 06/01/27 (Call 03/01/27)	4	4,572
6.13%, 12/15/45 (Call 06/15/45)	20	23,034
6.25%, 04/15/49 (Call 10/15/48)	80	93,117
7.50%, 07/01/38	12	15,752
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	29	32,667
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	35	36,638
3.70%, 02/15/26 (Call 11/15/25)	8	8,773
3.75%, 02/15/25 (Call 11/15/24)	272	295,229
3.90%, 02/15/24 (Call 11/15/23)	8	8,652
3.95%, 02/15/27 (Call 11/15/26)	108	119,807
4.25%, 02/15/48 (Call 08/15/47)	253	270,179
4.45%, 02/15/43 (Call 08/15/42)	10	11,327
4.90%, 05/15/46 (Call 11/15/45)	22	25,814
5.38%, 02/15/78 (Call 02/15/28)(b)	4	4,008
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)	22	22,498
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	8	8,386
5.00%, 10/01/21 (Call 07/01/21)	10	10,444
5.40%, 09/01/44 (Call 03/01/44)	14	16,340
5.63%, 09/01/41	10	11,981
5.80%, 03/15/35	50	62,285
6.95%, 01/15/38	12	16,291
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	8	8,319
4.30%, 03/01/28 (Call 12/01/27)	50	55,799
5.05%, 02/15/46 (Call 08/15/45)	43	49,240
5.20%, 03/01/48 (Call 09/01/47)	10	11,811
5.30%, 12/01/34 (Call 06/01/34)	17	20,111
5.55%, 06/01/45 (Call 12/01/44)	26	30,877
Magellan Midstream Partners LP, 4.20%, 10/03/47 (Call 04/03/47)	15	16,390
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	4	4,280
4.50%, 07/15/23 (Call 04/15/23)	8	8,628
4.50%, 04/15/38 (Call 10/15/37)	10	10,170
4.70%, 04/15/48 (Call 10/15/47)	15	15,291
4.88%, 12/01/24 (Call 09/01/24)	17	18,852
4.88%, 06/01/25 (Call 03/01/25)	20	22,223
5.20%, 03/01/47 (Call 09/01/46)	10	10,981
5.20%, 12/01/47 (Call 06/01/47)(a)	5	5,557
5.25%, 01/15/25 (Call 01/15/21)(a)	13	13,657
5.50%, 02/15/49 (Call 08/15/48)	160	183,336
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	8	8,207
3.40%, 09/01/29 (Call 06/01/29)	25	25,867
	Par
Security	(000)	Value

Pipelines (continued)
4.55%, 07/15/28 (Call 04/15/28)	$7	$7,839
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	22	24,216
6.13%, 02/01/41 (Call 08/01/40)	14	17,522
6.85%, 10/15/37	20	27,017
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 01/01/27)	34	36,662
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	9,795
4.50%, 12/15/26 (Call 09/15/26)	15	16,405
4.65%, 10/15/25 (Call 07/15/25)	10	10,863
4.90%, 02/15/45 (Call 08/15/44)	22	21,777
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	51	54,127
5.63%, 03/01/25 (Call 12/01/24)	44	50,075
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	35	37,815
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (Call 04/15/26)	5	5,338
4.00%, 10/01/27 (Call 07/01/27)	80	84,842
5.40%, 10/01/47 (Call 04/01/47)	10	10,568
5.95%, 12/01/25 (Call 08/01/25)	25	29,291
6.10%, 02/15/42	10	12,007
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	35	39,443
4.63%, 03/01/34 (Call 12/01/33)	27	31,417
4.75%, 05/15/38 (Call 11/15/37)	11	12,730
4.88%, 05/15/48 (Call 11/15/47)	10	12,103
5.10%, 03/15/49 (Call 09/15/48)	25	31,060
5.85%, 03/15/36	5	6,448
6.10%, 06/01/40	10	13,690
6.20%, 10/15/37	12	15,959
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(b)	15	15,814
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	103	113,253
5.40%, 08/15/41 (Call 02/15/41)	15	18,899
7.85%, 02/01/26 (Call 11/01/25)	10	13,139
Western Midstream Operating LP
4.00%, 07/01/22 (Call 04/01/22)	22	22,530
5.50%, 08/15/48 (Call 02/15/48)	17	14,760
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	20	21,139
4.30%, 03/04/24 (Call 12/04/23)	10	10,846
4.50%, 11/15/23 (Call 08/15/23)	10	10,915
4.85%, 03/01/48 (Call 09/01/47)	25	26,090
4.90%, 01/15/45 (Call 07/15/44)	5	5,410
5.10%, 09/15/45 (Call 03/15/45)	20	22,424
5.75%, 06/24/44 (Call 12/24/43)	4	4,750
		3,256,159
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	22,052
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	10	11,501
		33,553
Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	72	75,295
4.00%, 01/15/24 (Call 12/15/23)	50	54,243
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	10	10,635
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	25	27,992

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
2.25%, 01/15/22	$60	$60,797
3.00%, 06/15/23	188	195,759
3.45%, 09/15/21	10	10,296
3.50%, 01/31/23	318	335,299
3.60%, 01/15/28 (Call 10/15/27)	10	10,882
3.80%, 08/15/29 (Call 05/15/29)	13	14,336
4.00%, 06/01/25 (Call 03/01/25)	27	29,685
5.00%, 02/15/24	10	11,253
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	25	26,763
2.95%, 09/15/22 (Call 06/15/22)	10	10,350
3.35%, 05/15/27 (Call 02/15/27)	50	55,129
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	28	29,574
3.20%, 01/15/25 (Call 10/15/24)	69	73,894
3.65%, 02/01/26 (Call 11/03/25)	42	45,624
3.85%, 02/01/23 (Call 11/01/22)	22	23,366
4.13%, 05/15/21 (Call 02/15/21)	22	22,568
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	10	10,953
4.13%, 05/15/29 (Call 02/15/29)	17	18,816
Camden Property Trust, 2.95%, 12/15/22 (Call 02/02/22)	10	10,332
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	159	168,841
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	65	69,356
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	40	43,782
3.70%, 06/15/26 (Call 03/15/26)	33	35,955
4.45%, 02/15/26 (Call 11/15/25)	201	226,250
4.88%, 04/15/22	8	8,527
5.20%, 02/15/49 (Call 08/15/48)	26	34,758
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	44	47,901
3.95%, 07/01/22 (Call 05/01/22)	22	23,162
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	10	10,555
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)	8	8,626
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	25	25,778
3.38%, 06/01/25 (Call 03/01/25)	15	16,191
3.50%, 03/01/28 (Call 12/01/27)	18	19,822
4.50%, 07/01/44 (Call 01/01/44)	15	19,181
4.50%, 06/01/45 (Call 12/01/44)	15	19,614
4.63%, 12/15/21 (Call 09/15/21)	56	58,752
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	15	16,286
4.50%, 03/15/48 (Call 09/15/47)	15	19,244
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	12	13,059
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	35	40,159
5.38%, 11/01/23 (Call 08/01/23)	31	33,921
5.75%, 06/01/28 (Call 03/03/28)	10	11,726
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	15	16,297
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	34	35,587
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	29	30,985
3.88%, 08/15/24 (Call 05/15/24)	35	37,829
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
6.75%, 02/01/41 (Call 08/01/40)	$18	$27,533
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	15	16,195
Series D, 3.75%, 10/15/23 (Call 07/15/22)	10	10,680
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	15	17,330
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	26	27,149
3.30%, 02/01/25 (Call 12/01/24)	17	18,178
3.70%, 10/01/49 (Call 04/01/49)	26	28,116
Liberty Property LP, 4.40%, 02/15/24 (Call 11/15/23)	10	11,095
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	12	13,417
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	10	10,886
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)	15	16,204
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	22	23,093
4.38%, 08/01/23 (Call 06/01/23)	10	10,747
4.75%, 01/15/28 (Call 10/15/27)	22	24,817
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	13	14,186
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	52	56,582
4.38%, 02/01/29 (Call 11/01/28)	12	14,260
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	13	14,322
3.88%, 07/15/24 (Call 04/15/24)	17	18,577
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	12	12,738
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	5	5,561
Service Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	15	15,872
4.95%, 10/01/29 (Call 07/01/29)	5	5,375
5.00%, 08/15/22 (Call 02/15/22)	10	10,527
5.25%, 02/15/26 (Call 08/15/25)	10	10,795
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	22	22,445
2.50%, 07/15/21 (Call 04/15/21)	10	10,134
2.75%, 02/01/23 (Call 12/01/22)	22	22,811
3.38%, 10/01/24 (Call 07/01/24)	54	57,795
3.38%, 06/15/27 (Call 03/15/27)	22	24,027
3.38%, 12/01/27 (Call 09/01/27)	22	24,092
6.75%, 02/01/40 (Call 11/01/39)	15	23,318
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	5	5,343
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	25	26,577
3.50%, 01/15/28 (Call 10/15/27)	35	37,762
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	22	22,783
4.13%, 01/15/26 (Call 10/15/25)	13	14,223
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	13	14,210
Welltower Inc.
3.10%, 01/15/30 (Call 10/15/29)	10	10,706
3.75%, 03/15/23 (Call 12/15/22)	60	63,529
4.00%, 06/01/25 (Call 03/01/25)	17	18,722
4.13%, 03/15/29 (Call 09/15/28)	5	5,705
4.50%, 01/15/24 (Call 10/15/23)	52	57,089
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	15	15,632
7.38%, 03/15/32	61	88,682
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	11	12,019
		3,267,824

32	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail — 1.1%
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)	$11	$11,616
3.70%, 04/15/22 (Call 01/15/22)	44	45,847
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	10	10,298
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	47	49,756
3.00%, 05/18/27 (Call 02/18/27)	18	19,587
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	10	10,879
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	50	55,779
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	10	10,977
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	10	10,681
2.95%, 06/15/29 (Call 03/15/29)	17	18,331
3.00%, 04/01/26 (Call 01/01/26)	27	29,158
3.25%, 03/01/22	85	87,982
3.35%, 09/15/25 (Call 06/15/25)	22	24,145
3.90%, 06/15/47 (Call 12/15/46)	15	17,886
4.20%, 04/01/43 (Call 10/01/42)	13	15,859
4.25%, 04/01/46 (Call 10/01/45)	10	12,431
4.40%, 03/15/45 (Call 09/15/44)	37	46,907
4.88%, 02/15/44 (Call 08/15/43)	35	46,622
5.88%, 12/16/36	46	66,148
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	41	42,205
3.38%, 09/15/25 (Call 06/15/25)	10	10,852
3.65%, 04/05/29 (Call 01/05/29)	24	26,609
3.70%, 04/15/46 (Call 10/15/45)	25	26,677
3.80%, 11/15/21 (Call 08/15/21)	50	51,778
4.05%, 05/03/47 (Call 11/03/46)	72	81,098
4.25%, 09/15/44 (Call 03/15/44)	15	17,166
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)	119	121,231
3.88%, 01/15/22 (Call 10/15/21)	9	9,166
McDonald’s Corp.
3.35%, 04/01/23 (Call 03/01/23)	30	31,772
3.50%, 03/01/27 (Call 12/01/26)	60	65,816
3.63%, 09/01/49 (Call 03/01/49)	140	151,911
3.70%, 01/30/26 (Call 10/30/25)	10	11,014
3.80%, 04/01/28 (Call 01/01/28)	22	24,708
4.60%, 05/26/45 (Call 11/26/44)	28	34,449
4.70%, 12/09/35 (Call 06/09/35)	21	26,319
4.88%, 12/09/45 (Call 06/09/45)	10	12,723
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	15	15,410
5.00%, 01/15/44 (Call 07/15/43)	14	14,132
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	10	11,069
3.90%, 06/01/29 (Call 03/01/29)	30	34,159
QVC Inc.
4.38%, 03/15/23	20	20,687
4.85%, 04/01/24	5	5,233
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	17	18,286
3.80%, 08/15/25 (Call 06/15/25)	10	11,032
3.85%, 10/01/23 (Call 07/01/23)	10	10,774
4.00%, 11/15/28 (Call 08/15/28)	13	14,983
Target Corp.
2.50%, 04/15/26	22	23,313
3.38%, 04/15/29 (Call 01/15/29)	222	246,973
3.50%, 07/01/24	22	24,042
	Par
Security	(000)	Value

Retail (continued)
4.00%, 07/01/42	$40	$48,788
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	10	10,322
2.50%, 05/15/23 (Call 02/15/23)	20	20,612
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	22	23,181
3.80%, 11/18/24 (Call 08/18/24)(d)	35	37,312
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	32	32,964
2.38%, 09/24/29 (Call 06/24/29)	24	25,116
2.95%, 09/24/49 (Call 03/24/49)	15	16,060
3.13%, 06/23/21	10	10,228
3.25%, 07/08/29 (Call 04/08/29)	73	81,444
3.55%, 06/26/25 (Call 04/26/25)	22	24,237
3.63%, 12/15/47 (Call 06/15/47)	14	16,712
3.70%, 06/26/28 (Call 03/26/28)	22	25,008
3.95%, 06/28/38 (Call 12/28/37)	12	14,622
4.05%, 06/29/48 (Call 12/29/47)	210	265,526
5.25%, 09/01/35	28	39,186
5.63%, 04/01/40	10	14,894
5.63%, 04/15/41	5	7,441
6.20%, 04/15/38	15	22,964
		2,523,093
Semiconductors — 0.9%
Altera Corp., 4.10%, 11/15/23	10	10,968
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	211	230,096
3.90%, 12/15/25 (Call 09/15/25)	22	24,488
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	10	11,203
5.10%, 10/01/35 (Call 04/01/35)	40	54,765
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	58	59,209
3.63%, 01/15/24 (Call 11/15/23)	143	150,114
3.88%, 01/15/27 (Call 10/15/26)	89	94,047
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	145	152,608
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)	29	31,611
3.70%, 07/29/25 (Call 04/29/25)	46	50,906
3.73%, 12/08/47 (Call 06/08/47)	70	81,635
4.10%, 05/11/47 (Call 11/11/46)	145	178,022
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	41	46,662
4.13%, 11/01/21 (Call 09/01/21)	11	11,463
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	22	22,375
Micron Technology Inc., 4.66%, 02/15/30 (Call 11/15/29)	35	38,623
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(a)	57	62,845
5.35%, 03/01/26 (Call 01/01/26)(a)	250	289,758
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26 (Call 04/18/26)(a)	8	8,637
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	10	10,326
3.00%, 05/20/22	20	20,687
3.25%, 05/20/27 (Call 02/20/27)	30	32,405
3.45%, 05/20/25 (Call 02/20/25)	31	33,577
4.30%, 05/20/47 (Call 11/20/46)	68	81,675
4.65%, 05/20/35 (Call 11/20/34)	24	30,183
4.80%, 05/20/45 (Call 11/20/44)	63	79,832

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	$8	$8,095
2.25%, 09/04/29 (Call 06/04/29)	12	12,280
2.75%, 03/12/21 (Call 02/12/21)	10	10,132
4.15%, 05/15/48 (Call 11/15/47)	52	65,861
Xilinx Inc., 3.00%, 03/15/21	10	10,127
		2,005,215
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	8	8,758
Software — 0.9%
Activision Blizzard Inc.
2.60%, 06/15/22 (Call 05/15/22)	10	10,231
3.40%, 09/15/26 (Call 06/15/26)	43	46,590
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	8	8,641
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	22	24,907
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	8	8,858
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	28	28,560
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	29	30,994
3.88%, 06/05/24 (Call 03/05/24)	10	10,874
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	43	44,949
3.50%, 07/01/29 (Call 04/01/29)	28	30,588
3.80%, 10/01/23 (Call 09/01/23)	38	40,632
4.40%, 07/01/49 (Call 01/01/49)	94	112,494
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	55	56,352
2.38%, 02/12/22 (Call 01/12/22)	47	48,123
2.38%, 05/01/23 (Call 02/01/23)	26	26,888
2.40%, 02/06/22 (Call 01/06/22)	46	47,128
2.65%, 11/03/22 (Call 09/03/22)	10	10,353
2.70%, 02/12/25 (Call 11/12/24)	48	50,890
3.13%, 11/03/25 (Call 08/03/25)	25	27,215
3.30%, 02/06/27 (Call 11/06/26)	48	53,225
3.45%, 08/08/36 (Call 02/08/36)	46	52,990
3.50%, 11/15/42	27	31,685
3.70%, 08/08/46 (Call 02/08/46)	105	127,487
3.75%, 05/01/43 (Call 11/01/42)	10	12,041
4.00%, 02/12/55 (Call 08/12/54)	22	28,004
4.45%, 11/03/45 (Call 05/03/45)	32	42,759
4.50%, 02/06/57 (Call 08/06/56)	15	20,949
4.88%, 12/15/43 (Call 06/15/43)	13	18,120
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	45	45,354
2.40%, 09/15/23 (Call 07/15/23)	18	18,640
2.50%, 10/15/22	42	43,184
2.63%, 02/15/23 (Call 01/15/23)	76	78,654
2.65%, 07/15/26 (Call 04/15/26)	50	52,845
2.80%, 07/08/21	8	8,167
2.95%, 11/15/24 (Call 09/15/24)	45	47,846
2.95%, 05/15/25 (Call 02/15/25)	31	33,035
3.25%, 11/15/27 (Call 08/15/27)	16	17,538
3.90%, 05/15/35 (Call 11/15/34)	160	188,432
4.00%, 07/15/46 (Call 01/15/46)	10	11,954
4.00%, 11/15/47 (Call 05/15/47)	10	12,045
4.13%, 05/15/45 (Call 11/15/44)	45	54,566
4.30%, 07/08/34 (Call 01/08/34)	30	36,946
4.50%, 07/08/44 (Call 01/08/44)	26	32,952
	Par
Security	(000)	Value

Software (continued)
5.38%, 07/15/40	$107	$146,816
6.13%, 07/08/39	10	14,786
6.50%, 04/15/38	15	22,909
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	10	10,541
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	22	22,684
		1,952,421
Telecommunications — 1.5%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	10	10,259
3.00%, 02/15/22	10	10,272
3.00%, 06/30/22 (Call 04/30/22)	10	10,312
3.20%, 03/01/22 (Call 02/01/22)	10	10,314
3.40%, 05/15/25 (Call 02/15/25)	45	47,989
3.55%, 06/01/24 (Call 03/01/24)	24	25,650
3.60%, 02/17/23 (Call 12/17/22)	33	34,833
3.60%, 07/15/25 (Call 04/15/25)	10	10,799
3.80%, 03/01/24 (Call 01/01/24)	18	19,424
3.80%, 02/15/27 (Call 11/15/26)	26	28,489
3.88%, 01/15/26 (Call 10/15/25)	5	5,489
3.90%, 03/11/24 (Call 12/11/23)	25	27,006
4.10%, 02/15/28 (Call 11/15/27)	25	27,989
4.25%, 03/01/27 (Call 12/01/26)	22	24,694
4.35%, 03/01/29 (Call 12/01/28)	82	93,550
4.35%, 06/15/45 (Call 12/15/44)	27	30,041
4.45%, 05/15/21	22	22,800
4.45%, 04/01/24 (Call 01/01/24)	50	55,059
4.50%, 05/15/35 (Call 11/15/34)	22	25,403
4.50%, 03/09/48 (Call 09/09/47)	30	34,185
4.55%, 03/09/49 (Call 09/09/48)	50	57,556
4.65%, 06/01/44 (Call 12/01/43)	17	19,387
4.75%, 05/15/46 (Call 11/15/45)	185	216,790
4.80%, 06/15/44 (Call 12/15/43)	55	64,543
4.90%, 08/15/37 (Call 02/14/37)	24	28,676
4.90%, 06/15/42	22	26,007
5.15%, 11/15/46 (Call 05/15/46)	15	18,511
5.15%, 02/15/50 (Call 08/14/49)	15	18,746
5.25%, 03/01/37 (Call 09/01/36)	22	27,166
5.35%, 09/01/40	23	29,196
5.35%, 12/15/43	50	62,934
5.38%, 10/15/41	14	17,472
5.45%, 03/01/47 (Call 09/01/46)	15	19,376
5.55%, 08/15/41	22	27,850
6.00%, 08/15/40 (Call 05/15/40)	43	57,390
Bell Canada Inc., 4.30%, 07/29/49 (Call 01/29/49)	25	30,232
British Telecommunications PLC, 9.63%, 12/15/30	25	39,640
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	33	33,280
2.20%, 09/20/23 (Call 07/20/23)	10	10,277
2.60%, 02/28/23	49	50,868
3.50%, 06/15/25	63	69,757
3.63%, 03/04/24	38	41,335
5.90%, 02/15/39	98	145,431
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	20	20,440
4.38%, 11/15/57 (Call 05/15/57)	29	32,060
5.35%, 11/15/48 (Call 05/15/48)	8	10,220
Deutsche Telekom International Finance BV
8.75%, 06/15/30	25	38,246
9.25%, 06/01/32	50	82,792
Juniper Networks Inc., 4.50%, 03/15/24	15	16,435

34	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Motorola Solutions Inc.
3.50%, 03/01/23	$15	$15,733
4.60%, 05/23/29 (Call 02/23/29)	33	37,895
Orange SA, 9.00%, 03/01/31	12	19,193
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	15	16,283
4.35%, 05/01/49 (Call 11/01/48)	29	35,056
4.50%, 03/15/43 (Call 09/15/42)	14	16,793
5.00%, 03/15/44 (Call 09/15/43)	55	70,584
Telefonica Emisiones SA, 7.05%, 06/20/36	36	51,864
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	13	14,316
4.30%, 06/15/49 (Call 12/15/48)	26	31,656
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	55	56,450
3.13%, 03/16/22	70	72,542
3.38%, 02/15/25	37	40,019
3.50%, 11/01/24 (Call 08/01/24)	94	101,700
3.88%, 02/08/29 (Call 11/08/28)	4	4,582
4.02%, 12/03/29 (Call 09/03/29)	73	84,806
4.13%, 03/16/27	40	45,709
4.27%, 01/15/36	8	9,596
4.40%, 11/01/34 (Call 05/01/34)	12	14,660
4.52%, 09/15/48	145	186,969
4.86%, 08/21/46	50	66,232
5.01%, 04/15/49	50	68,824
6.55%, 09/15/43	40	62,862
Vodafone Group PLC
3.75%, 01/16/24	31	33,433
4.38%, 05/30/28	24	27,662
4.38%, 02/19/43	8	9,010
4.88%, 06/19/49	140	168,073
5.00%, 05/30/38	28	33,967
5.25%, 05/30/48	14	17,653
		3,281,292
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	13	13,478

Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	132	137,506
3.05%, 09/01/22 (Call 06/01/22)	20	20,736
3.75%, 04/01/24 (Call 01/01/24)	22	23,855
3.90%, 08/01/46 (Call 02/01/46)	139	161,814
4.15%, 04/01/45 (Call 10/01/44)	23	27,568
4.15%, 12/15/48 (Call 06/15/48)	10	12,236
4.45%, 03/15/43 (Call 09/15/42)	42	52,222
4.70%, 09/01/45 (Call 03/01/45)	30	38,659
4.90%, 04/01/44 (Call 10/01/43)	20	26,311
6.15%, 05/01/37	18	26,063
6.20%, 08/15/36	10	14,465
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	20	21,390
3.65%, 02/03/48 (Call 08/03/47)	14	16,394
6.25%, 08/01/34	10	14,753
Canadian Pacific Railway Co.
5.95%, 05/15/37	24	34,528
6.13%, 09/15/2115 (Call 03/15/2115)	25	40,288
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	28	28,600
	Par
Security	(000)	Value

Transportation (continued)
3.40%, 08/01/24 (Call 05/01/24)	$10	$10,756
3.80%, 03/01/28 (Call 12/01/27)	130	146,190
3.80%, 11/01/46 (Call 05/01/46)	10	11,195
4.30%, 03/01/48 (Call 09/01/47)	14	16,959
4.75%, 05/30/42 (Call 11/30/41)	15	18,790
6.15%, 05/01/37	12	16,854
FedEx Corp.
3.20%, 02/01/25	17	18,067
3.30%, 03/15/27 (Call 12/15/26)	15	16,073
3.40%, 02/15/28 (Call 11/15/27)	40	42,655
3.90%, 02/01/35	38	40,750
4.00%, 01/15/24	115	125,121
4.05%, 02/15/48 (Call 08/15/47)	30	30,416
4.55%, 04/01/46 (Call 10/01/45)	10	10,766
4.95%, 10/17/48 (Call 04/17/48)	8	9,129
5.10%, 01/15/44	8	9,262
JB Hunt Transport Services Inc., 3.30%, 08/15/22
(Call 06/15/22)	10	10,363
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	6	6,262
2.90%, 02/15/23 (Call 11/15/22)	8	8,303
3.15%, 06/01/27 (Call 03/01/27)	4	4,332
3.80%, 08/01/28 (Call 05/01/28)	28	31,959
4.15%, 02/28/48 (Call 08/28/47)	19	22,999
4.84%, 10/01/41	14	17,856
5.10%, 08/01/2118 (Call 02/01/2118)	17	22,268
Ryder System Inc., 2.50%, 09/01/24 (Call 08/01/24)	10	10,269
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	14	14,532
2.95%, 01/15/23 (Call 10/15/22)	15	15,599
3.20%, 06/08/21	25	25,475
3.25%, 01/15/25 (Call 10/01/24)	130	139,706
3.60%, 09/15/37 (Call 03/15/37)	42	46,320
3.70%, 03/01/29 (Call 12/01/28)	12	13,440
3.75%, 03/15/24 (Call 12/15/23)	10	10,840
3.75%, 07/15/25 (Call 05/15/25)	10	11,062
3.95%, 09/10/28 (Call 06/10/28)	117	133,293
4.00%, 04/15/47 (Call 10/15/46)	15	17,488
4.05%, 11/15/45 (Call 05/15/45)	15	17,474
4.05%, 03/01/46 (Call 09/01/45)	12	13,972
4.10%, 09/15/67 (Call 03/15/67)	12	13,502
4.38%, 09/10/38 (Call 03/10/38)	15	17,911
4.50%, 09/10/48 (Call 03/10/48)	40	51,274
United Parcel Service Inc.
2.45%, 10/01/22	10	10,255
2.50%, 04/01/23 (Call 03/01/23)	82	84,945
2.80%, 11/15/24 (Call 09/15/24)	20	21,188
3.40%, 03/15/29 (Call 12/15/28)	226	251,002
3.63%, 10/01/42	10	10,871
3.75%, 11/15/47 (Call 05/15/47)	15	16,677
4.25%, 03/15/49 (Call 09/15/48)	22	26,727
		2,318,535
Trucking & Leasing — 0.1%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	85	90,378
4.55%, 11/07/28 (Call 08/07/28)	69	79,790
		170,168

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	$22	$23,848
3.45%, 06/01/29 (Call 03/01/29)	42	46,486
3.75%, 09/01/47 (Call 03/01/47)	35	39,806
6.59%, 10/15/37	17	25,786
Essential Utilities Inc., 4.28%, 05/01/49 (Call 11/01/48)	14	17,237
Veolia Environnement SA, 6.75%, 06/01/38	10	14,778
		167,941
Total Corporate Bonds & Notes — 36.4%
(Cost: $78,844,986)		82,591,723

Foreign Government Obligations(e)

Canada — 0.4%
Canada Government International Bond, 2.00%, 11/15/22	10	10,288
Export Development Canada
2.00%, 05/17/22	10	10,224
2.63%, 02/21/24	25	26,599
Province of Alberta Canada, 3.30%, 03/15/28	60	68,843
Province of British Columbia Canada
2.00%, 10/23/22	10	10,264
2.25%, 06/02/26	147	156,354
Province of Manitoba Canada
2.10%, 09/06/22	22	22,565
2.60%, 04/16/24	20	21,190
Province of New Brunswick Canada, 3.63%, 02/24/28	15	17,402
Province of Ontario Canada
2.20%, 10/03/22	25	25,740
2.25%, 05/18/22	75	76,962
2.30%, 06/15/26	100	106,393
2.45%, 06/29/22	10	10,320
2.50%, 04/27/26	30	32,229
Province of Quebec Canada
2.50%, 04/20/26	55	59,239
2.63%, 02/13/23	20	20,939
2.75%, 04/12/27	20	22,017
Series PD, 7.50%, 09/15/29	37	56,556
Series QO, 2.88%, 10/16/24	60	64,809
		818,933
Chile — 0.1%
Chile Government International Bond
3.13%, 03/27/25	200	211,454
3.25%, 09/14/21	110	112,263
		323,717
Colombia — 0.2%
Colombia Government International Bond
5.20%, 05/15/49 (Call 11/15/48)	200	251,404
6.13%, 01/18/41	100	134,686
8.13%, 05/21/24	22	27,154
		413,244
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	57	62,599
5.38%, 03/25/24	42	47,726
5.75%, 11/22/23	45	51,155
6.38%, 03/29/21	10	10,479
7.63%, 03/29/41	10	17,124
		189,083
	Par
Security	(000)	Value

Indonesia — 0.1%
Indonesia Government International Bond, 4.35%, 01/11/48	$200	$226,170

Italy — 0.1%
Republic of Italy Government International Bond, 2.88%,
10/17/29	200	200,794

Japan — 0.2%
Japan Bank for International Cooperation
2.25%, 11/04/26	200	211,334
3.13%, 07/20/21	200	205,456
		416,790
Mexico — 0.4%
Mexico Government International Bond
4.00%, 10/02/23	14	14,946
4.15%, 03/28/27	350	385,567
4.60%, 01/23/46	200	226,718
4.75%, 03/08/44	41	47,456
5.55%, 01/21/45	26	33,445
5.75%, 10/12/2110	32	40,325
6.05%, 01/11/40	16	21,459
6.75%, 09/27/34	20	29,109
8.30%, 08/15/31	125	196,191
		995,216
Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	41	59,566
8.88%, 09/30/27	14	20,185
9.38%, 04/01/29	10	15,456
		95,207
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	23	26,308
5.63%, 11/18/50	20	30,804
6.55%, 03/14/37	38	57,659
7.35%, 07/21/25	100	127,552
8.75%, 11/21/33	30	50,988
		293,311
Philippines — 0.1%
Philippine Government International Bond
3.95%, 01/20/40	80	97,259
10.63%, 03/16/25	16	22,617
		119,876
Poland — 0.4%
Republic of Poland Government International Bond
3.00%, 03/17/23	37	38,546
3.25%, 04/06/26	15	16,261
4.00%, 01/22/24	225	245,441
5.00%, 03/23/22	555	593,078
5.13%, 04/21/21	25	26,001
		919,327
South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 01/21/25	200	213,648

Supranational — 1.2%
African Development Bank
1.25%, 07/26/21	79	79,254
2.13%, 11/16/22	25	25,776
Asian Development Bank
1.63%, 03/16/21	25	25,131

36	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Supranational (continued)
1.75%, 06/08/21	$22	$22,195
1.75%, 09/13/22	85	86,726
1.75%, 08/14/26	5	5,201
1.75%, 09/19/29	20	20,946
1.88%, 02/18/22	10	10,177
2.00%, 02/16/22(d)	45	45,908
2.00%, 01/22/25	65	68,102
2.50%, 11/02/27	45	49,514
2.75%, 01/19/28	45	50,485
Asian Infrastructure Investment Bank (The), 2.25%, 05/16/24	10	10,516
Corp. Andina de Fomento, 4.38%, 06/15/22	20	21,258
Council of Europe Development Bank, 2.63%, 02/13/23	10	10,482
European Bank for Reconstruction & Development
1.88%, 02/23/22	65	66,146
2.75%, 03/07/23	25	26,332
European Investment Bank
1.63%, 10/09/29	6	6,236
1.88%, 02/10/25	50	52,073
2.00%, 12/15/22	75	77,161
2.13%, 10/15/21	42	42,762
2.25%, 03/15/22	110	112,867
2.38%, 05/13/21	48	48,766
2.38%, 06/15/22	125	128,999
2.50%, 04/15/21	25	25,397
2.50%, 03/15/23	75	78,457
2.63%, 03/15/24	50	53,289
2.88%, 08/15/23	69	73,491
3.13%, 12/14/23	44	47,539
3.25%, 01/29/24	50	54,380
Inter-American Development Bank
1.75%, 09/14/22	36	36,730
2.00%, 06/02/26	120	126,634
2.00%, 07/23/26	100	105,523
2.13%, 01/18/22(d)	75	76,614
2.13%, 01/15/25	39	41,072
2.25%, 06/18/29	6	6,548
2.63%, 04/19/21	14	14,244
2.63%, 01/16/24	10	10,630
3.13%, 09/18/28	225	260,300
International Bank for Reconstruction & Development
1.38%, 05/24/21	20	20,081
1.63%, 03/09/21	10	10,052
1.63%, 02/10/22	85	86,067
1.75%, 10/23/29	50	52,400
1.88%, 06/19/23	14	14,419
1.88%, 10/27/26	100	104,984
2.00%, 01/26/22	72	73,391
2.13%, 03/03/25	14	14,768
2.50%, 03/19/24	45	47,758
2.50%, 11/25/24	156	166,826
2.50%, 07/29/25	25	26,940
2.50%, 11/22/27	10	11,025
2.75%, 07/23/21	25	25,602
3.00%, 09/27/23	10	10,715
International Finance Corp., 2.00%, 10/24/22	25	25,692
		2,794,581
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	12	13,500
4.50%, 08/14/24(d)	10	10,910
	Par
Security	(000)	Value

Uruguay (continued)
5.10%, 06/18/50	$65	$81,871
7.63%, 03/21/36	20	31,015
8.00%, 11/18/22	10	11,124
		148,420
Total Foreign Government Obligations — 3.6%
(Cost: $7,849,976)		8,168,317

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	25	46,592
California State University RB, 2.98%, 11/01/51( 05/01/51)	25	26,480
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	90,767
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	20	29,407
Los Angeles Unified School District/CA GO BAB, 5.75%,
07/01/34	25	34,228
State of California GO
3.38%, 04/01/25	25	27,448
4.50%, 04/01/33 (Call 04/01/28)	25	29,748
State of California GO BAB
7.30%, 10/01/39	145	233,592
7.55%, 04/01/39	50	85,590
University of California RB, Series AD, 4.86%, 05/15/2112	50	75,185
		679,037
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	30,946

Illinois — 0.2%
Chicago O’Hare International Airport RB, Series C, 4.47%,
01/01/49	100	135,589
State of Illinois GO, 5.10%, 06/01/33(d)	155	182,161
		317,750
Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	39,352

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, Series E, 5.46%,
12/01/39	25	34,708

New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(c)	50	47,868
New Jersey State Turnpike Authority RB BAB, Series A,
7.10%, 01/01/41	25	42,008
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	55,115
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	30	43,593
		188,584
New York — 0.1%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	69,458
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	25	37,443
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39 BAB	15	20,639

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Port Authority of New York & New Jersey RB
Series 168, 4.93%, 10/01/51	$50	$73,389
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	57,129
		258,058
Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%,
02/15/50	25	36,997
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	31,432
Ohio Water Development Authority Water Pollution Control
Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	30,434
		98,863
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	62,194

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue
RB BAB, 5.81%, 02/01/41	40	60,408
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(d)	25	37,460
North Texas Tollway Authority RB BAB, Series B, 6.72%,
01/01/49	25	44,335
		142,203
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117
(Call 03/01/2117)	25	36,078

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	25	35,110

Total Municipal Debt Obligations — 0.9%
(Cost: $1,685,778)		1,922,883

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.6%
Federal Farm Credit Banks Funding Corp.
1.85%, 07/26/24	10	10,327
1.90%, 06/24/21	10	10,107
Federal Home Loan Banks
1.13%, 07/14/21	60	60,129
1.50%, 08/15/24	20	20,463
2.13%, 06/09/23	20	20,732
2.25%, 06/11/21	40	40,639
2.50%, 12/09/22	20	20,822
2.88%, 12/10/21	20	20,672
3.00%, 10/12/21	60	61,958
3.13%, 09/12/25	10	11,092
3.38%, 09/08/23	25	27,065
3.63%, 06/11/21	300	309,960
5.50%, 07/15/36	25	38,132
Federal Home Loan Mortgage Corp.
2.38%, 02/16/21	150	151,749
2.38%, 01/13/22	245	251,319
6.25%, 07/15/32	50	77,076
Federal National Mortgage Association
1.38%, 02/26/21	150	150,405
1.75%, 07/02/24	1,250	1,290,225
1.88%, 04/05/22	300	305,739
2.00%, 10/05/22	100	102,643
2.25%, 04/12/22	40	41,103
2.38%, 01/19/23	100	104,115
2.63%, 01/11/22	55	56,695
	Par
Security	(000)	Value

U.S. Government Agency Obligations (continued)
5.63%, 07/15/37	$86	$135,383
6.25%, 05/15/29	50	71,258
6.63%, 11/15/30	90	135,932
7.25%, 05/15/30	35	54,405
Tennessee Valley Authority, 3.50%, 12/15/42	50	62,563
		3,642,708
U.S. Government Obligations — 56.8%
U.S. Treasury Note/Bond
1.13%, 07/31/21	1,900	1,903,637
1.25%, 10/31/21	1,300	1,306,602
1.38%, 04/30/21	1,500	1,505,215
1.38%, 05/31/21	1,000	1,004,336
1.38%, 06/30/23	2,500	2,539,844
1.38%, 08/31/23	150	152,484
1.50%, 10/31/21	800	807,375
1.50%, 03/31/23	300	305,672
1.50%, 09/30/24	600	615,703
1.50%, 10/31/24	300	307,969
1.50%, 08/15/26	2,650	2,729,293
1.63%, 08/15/22	450	458,156
1.63%, 11/15/22	250	254,941
1.63%, 04/30/23	250	255,781
1.63%, 02/15/26	1,600	1,658,125
1.63%, 05/15/26	850	881,477
1.63%, 09/30/26	500	519,063
1.63%, 10/31/26	300	311,484
1.63%, 08/15/29	1,300	1,358,906
1.75%, 03/31/22	500	508,828
1.75%, 04/30/22	500	509,180
1.75%, 05/15/22	600	611,344
1.75%, 09/30/22	200	204,438
1.75%, 05/15/23	750	770,332
1.75%, 06/30/24	400	414,188
1.75%, 12/31/24	400	415,688
1.75%, 11/15/29	1,500	1,585,781
1.88%, 04/30/22	750	765,703
1.88%, 08/31/22	300	307,336
1.88%, 09/30/22	1,400	1,435,766
2.00%, 11/15/21	450	458,033
2.00%, 12/31/21	1,300	1,325,238
2.00%, 10/31/22	1,000	1,029,375
2.00%, 11/30/22	700	721,164
2.00%, 04/30/24	2,000	2,088,906
2.00%, 05/31/24	1,720	1,797,534
2.00%, 02/15/25	475	499,604
2.00%, 11/15/26	450	478,125
2.00%, 02/15/50	400	431,438
2.13%, 09/30/21	2,000	2,036,484
2.13%, 12/31/21	250	255,439
2.13%, 03/31/24	2,500	2,621,875
2.13%, 09/30/24	5,000	5,269,922
2.13%, 05/15/25	1,700	1,801,734
2.25%, 03/31/21	2,000	2,025,313
2.25%, 04/30/21	1,000	1,013,906
2.25%, 12/31/23	1,000	1,050,859
2.25%, 11/15/24	2,300	2,440,156
2.25%, 11/15/25	850	909,898
2.25%, 02/15/27	2,850	3,081,562
2.25%, 08/15/27	300	325,828
2.25%, 11/15/27	600	652,875

38	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
2.25%, 08/15/46	$315	$352,702
2.38%, 03/15/21	2,200	2,229,133
2.38%, 01/31/23	5,000	5,214,453
2.38%, 08/15/24	800	850,875
2.38%, 05/15/27	1,600	1,748,000
2.38%, 05/15/29	1,350	1,498,922
2.38%, 11/15/49	250	291,523
2.50%, 02/28/21	500	507,031
2.50%, 02/15/22	10,500	10,822,793
2.50%, 08/15/23	400	421,844
2.50%, 05/15/24	1,000	1,065,469
2.50%, 02/15/45	1,395	1,626,265
2.50%, 02/15/46	2,560	2,995,200
2.50%, 05/15/46	290	339,753
2.63%, 02/15/29	483	545,639
2.75%, 11/15/23	500	533,672
2.75%, 02/15/24	1,000	1,071,641
2.75%, 06/30/25	375	409,980
2.75%, 08/15/42	550	666,617
2.75%, 11/15/42	600	727,219
2.75%, 08/15/47	500	617,656
2.75%, 11/15/47	2,200	2,721,812
2.88%, 10/15/21	4,500	4,639,043
2.88%, 09/30/23	250	267,402
2.88%, 11/30/23	750	804,375
2.88%, 05/31/25	1,000	1,098,594
2.88%, 05/15/28	875	998,730
2.88%, 05/15/43	325	402,086
2.88%, 08/15/45	200	249,219
2.88%, 11/15/46	350	440,070
3.00%, 05/15/42	900	1,133,719
3.00%, 11/15/44	500	633,672
3.00%, 05/15/45	350	444,555
3.00%, 11/15/45	350	445,922
3.00%, 02/15/47	200	257,594
3.00%, 05/15/47	550	708,727
3.00%, 02/15/48	150	194,320
3.00%, 08/15/48	600	780,563
3.13%, 05/15/21	2,000	2,049,688
3.13%, 11/15/28	2,000	2,336,562
3.13%, 11/15/41	250	320,625
3.13%, 02/15/42	800	1,027,375
3.13%, 08/15/44	700	904,203
3.38%, 05/15/44	500	670,625
3.38%, 11/15/48	320	445,150
3.63%, 08/15/43	500	693,359
	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
3.63%, 02/15/44	$1,000	$1,390,156
3.75%, 11/15/43	900	1,272,094
3.88%, 08/15/40	1,100	1,555,125
4.25%, 11/15/40	412	610,790
4.38%, 05/15/40	400	600,438
4.38%, 05/15/41	300	453,234
4.75%, 02/15/41	200	315,531
5.25%, 11/15/28	750	1,009,453
5.25%, 02/15/29	350	474,086
6.00%, 02/15/26	650	839,516
6.13%, 08/15/29	119	172,933
6.38%, 08/15/27	250	346,250
6.50%, 11/15/26	300	407,109
6.88%, 08/15/25	300	394,641
7.25%, 08/15/22	400	461,406
7.63%, 11/15/22	600	707,719
		128,934,773

Total U.S. Government & Agency Obligations — 58.4%
(Cost: $125,815,963)		132,577,481

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(f)(g)(h)	2,367	2,367,297

Total Short-Term Investments — 1.0%
(Cost: $2,367,297)		2,367,297

Total Investments in Securities — 100.3%
(Cost: $216,564,000)		227,627,701

Other Assets, Less Liabilities — (0.3)%.		(689,682)

Net Assets — 100.0%.		$226,938,019

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Zero-coupon bond.
(d)	All or a portion of this security is on loan.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares						Change in
	Held at		Held at						Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized		Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,161	1,206	2,367	$2,367,297	$44,829	(b)	$—		$—

(a) Includes realized capital gain distributions from an affiliated fund, if any.
(b) Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (continued)	iShares® Government/Credit Bond ETF
February 29, 2020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$82,591,723	$—	$82,591,723
Foreign Government Obligations	—	8,168,317	—	8,168,317
Municipal Debt Obligations	—	1,922,883	—	1,922,883
U.S. Government & Agency Obligations	—	132,577,481	—	132,577,481
Money Market Funds	2,367,297	—	—	2,367,297
	$2,367,297	$225,260,404	$—	$227,627,701

See notes to financial statements.

40	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	$5	$5,150
3.75%, 02/15/23	160	169,954
4.20%, 04/15/24	75	81,714
4.65%, 10/01/28 (Call 07/01/28)	85	100,720
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	280	306,762
3.63%, 05/01/22	300	313,026
3.65%, 11/01/24 (Call 08/01/24)	45	48,286
WPP Finance 2010
3.63%, 09/07/22	50	52,404
3.75%, 09/19/24	195	209,118
		1,287,134
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	185	186,415
2.30%, 08/01/2	200	202,322
2.35%, 10/30/21	175	177,242
2.60%, 10/30/25 (Call 07/30/25)	45	46,571
2.70%, 02/01/27 (Call 12/01/26)	135	138,737
2.80%, 03/01/23 (Call 02/01/23)	120	123,314
2.80%, 03/01/27 (Call 12/01/26)	165	172,272
2.85%, 10/30/24 (Call 07/30/24)	65	67,523
3.10%, 05/01/26 (Call 03/01/26)	125	132,499
3.20%, 03/01/29 (Call 12/01/28)	105	112,304
3.25%, 03/01/28 (Call 12/01/27)	130	139,512
8.75%, 08/15/21	40	44,060
Embraer Netherlands Finance BV
5.05%, 06/15/25	275	300,327
5.40%, 02/01/27	165	186,759
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	50	50,825
2.13%, 08/15/26 (Call 05/15/26)	195	201,345
2.25%, 11/15/22 (Call 08/15/22)	175	179,049
2.38%, 11/15/24 (Call 09/15/24)	55	56,973
2.63%, 11/15/27 (Call 08/15/27)	225	237,994
3.00%, 05/11/21	355	362,352
3.38%, 05/15/23 (Call 04/15/23)	140	148,620
3.50%, 05/15/25 (Call 03/15/25)	120	131,838
3.75%, 05/15/28 (Call 02/15/28)	180	204,273
Hexcel Corp., 4.70%, 08/15/25 (Call 05/15/25)	25	27,811
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	5	5,316
3.83%, 04/27/25 (Call 01/27/25)	225	246,548
3.85%, 06/15/23 (Call 05/15/23)(a)	55	58,862
3.85%, 12/15/26 (Call 09/15/26)(a)	220	243,340
3.95%, 05/28/24 (Call 02/28/24)(a)	5	5,440
4.40%, 06/15/28 (Call 03/15/28)	120	139,604
4.40%, 06/15/28 (Call 03/15/28)(a)	200	232,800
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	250	267,002
3.10%, 01/15/23 (Call 11/15/22)	105	110,057
3.35%, 09/15/21	175	180,717
3.55%, 01/15/26 (Call 10/15/25)	340	376,768
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	240	247,162
2.93%, 01/15/25 (Call 11/15/24)	270	286,332
3.20%, 02/01/27 (Call 11/01/26)	175	187,504
Security	Par (000)	Value

Aerospace & Defense (continued)
3.25%, 08/01/23	$250	$265,390
3.25%, 01/15/28 (Call 10/15/27)	484	522,226
3.50%, 03/15/21	100	102,094
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	609	626,137
3.15%, 12/15/24 (Call 09/15/24)	5	5,399
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	180	185,243
3.20%, 03/15/24 (Call 01/15/24)	185	197,140
3.50%, 03/15/27 (Call 12/15/26)	285	317,245
3.70%, 12/15/23 (Call 09/15/23)	185	199,863
United Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	445	479,955
3.65%, 08/16/23 (Call 07/16/23)	150	161,852
3.95%, 08/16/25 (Call 06/16/25)	85	95,138
4.13%, 11/16/28 (Call 08/16/28)	550	645,100
7.50%, 09/15/29	10	14,626
		10,035,797
Agriculture — 0.4%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	357	365,654
2.85%, 08/09/22	450	462,415
3.49%, 02/14/22	35	36,256
3.80%, 02/14/24 (Call 01/14/24)	138	148,084
4.00%, 01/31/24	315	340,266
4.40%, 02/14/26 (Call 12/14/25)	275	307,029
4.75%, 05/05/21	400	414,832
4.80%, 02/14/29 (Call 11/14/28)	390	445,275
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	345	357,668
4.48%, 03/01/21	100	102,821
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	245	251,152
2.79%, 09/06/24 (Call 08/06/24)	100	103,520
3.22%, 08/15/24 (Call 06/15/24)	360	378,122
3.22%, 09/06/26 (Call 07/06/26)	100	104,619
3.46%, 09/06/29 (Call 06/06/29)	205	215,137
3.56%, 08/15/27 (Call 05/15/27)	674	709,783
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	190	196,633
3.75%, 09/25/27 (Call 06/25/27)	135	142,247
4.35%, 03/15/24 (Call 02/15/24)	130	140,634
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	180	183,254
2.38%, 08/17/22 (Call 07/17/22)	100	102,126
2.50%, 08/22/22	150	153,677
2.63%, 02/18/22 (Call 01/18/22)	115	117,538
2.63%, 03/06/23	200	206,662
2.75%, 02/25/26 (Call 11/25/25)	85	89,450
2.88%, 05/01/24 (Call 04/01/24)	100	105,045
2.90%, 11/15/21	25	25,535
3.13%, 08/17/27 (Call 05/17/27)	150	161,193
3.13%, 03/02/28 (Call 12/02/27)	5	5,341
3.25%, 11/10/24	275	294,761
3.38%, 08/11/25 (Call 05/11/25)	195	211,747
3.60%, 11/15/23(b)	150	161,229

S c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	$560	$619,819
4.85%, 09/15/23	200	220,356
		7,879,880
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24	118	124,519
Series 2015-1, Class A, 3.38%, 11/01/28	78	82,850
Series 2016-3, Class AA, 3.00%, 04/15/30	4	4,571
Series 2017-2, Class AA, 3.35%, 04/15/31	184	195,743
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	17	18,694
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	144	146,691
3.40%, 04/19/21	125	127,236
3.63%, 03/15/22 (Call 02/15/22)	150	154,062
3.75%, 10/28/29 (Call 07/28/29)	100	100,929
3.80%, 04/19/23 (Call 03/19/23)	25	26,252
4.38%, 04/19/28 (Call 01/19/28)	150	159,039
Delta Air Lines Inc. Pass Through Trust
Series 2017-1, Class A, 6.82%, 02/10/24	20	21,784
Series 2019-1, Class AA, 3.20%, 10/25/25	110	116,093
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	500	504,355
3.00%, 11/15/26 (Call 08/15/26)	175	182,023
3.45%, 11/16/27 (Call 08/16/27)	50	54,260
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	18	19,849
Series 2014-2, Class A, 3.75%, 03/03/28	232	247,056
		2,286,006
Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	280	294,663
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	135	149,448
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	110	112,354
4.13%, 07/15/27 (Call 04/15/27)	180	186,025
4.25%, 04/01/25 (Call 01/01/25)	5	5,246
VF Corp., 3.50%, 09/01/21 (Call 03/04/20)	100	102,786
		850,522
Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.65%, 07/12/21	175	175,873
1.95%, 05/10/23	175	177,957
2.20%, 06/27/22	95	96,921
2.30%, 09/09/26	150	155,805
2.35%, 01/08/27	200	206,194
2.40%, 06/27/24	100	103,410
2.60%, 11/16/22	50	51,673
2.90%, 02/16/24	175	183,694
3.38%, 12/10/21	50	51,833
3.45%, 07/14/23	165	175,811
3.50%, 02/15/28	100	111,757
3.55%, 01/12/24	200	214,772
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	325	328,718
6.63%, 10/01/28	110	123,674
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	550	551,215
3.09%, 01/09/23	200	200,658
Security	Par (000)	Value

Auto Manufacturers (continued)
3.22%, 01/09/22	$300	$302,229
3.34%, 03/18/21	350	353,097
3.34%, 03/28/22 (Call 02/28/22)	290	292,952
3.81%, 10/12/21	200	203,586
3.81%, 01/09/24 (Call 11/09/23)	260	263,570
3.82%, 11/02/27 (Call 08/02/27)	200	189,736
4.06%, 11/01/24 (Call 10/01/24)	200	202,498
4.13%, 08/04/25	550	555,670
4.25%, 09/20/22	400	411,040
4.39%, 01/08/26	250	250,705
5.11%, 05/03/29 (Call 02/03/29)	300	301,989
5.88%, 08/02/21	400	417,700
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	75	79,232
4.88%, 10/02/23	50	54,352
5.00%, 10/01/28 (Call 07/01/28)	246	268,853
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	305	308,465
3.15%, 06/30/22 (Call 05/30/22)	100	102,109
3.20%, 07/06/21 (Call 06/06/21)	390	396,334
3.25%, 01/05/23 (Call 12/05/22)	353	362,895
3.45%, 01/14/22 (Call 12/14/21)	200	204,960
3.45%, 04/10/22 (Call 02/10/22)	150	153,867
3.50%, 11/07/24 (Call 09/07/24)	280	290,422
3.55%, 04/09/21	50	50,813
3.55%, 07/08/22	250	258,845
3.70%, 05/09/23 (Call 03/09/23)	347	361,102
3.85%, 01/05/28 (Call 10/05/27)	55	56,557
3.95%, 04/13/24 (Call 02/13/24)	25	26,343
4.00%, 01/15/25 (Call 10/15/24)	255	269,951
4.00%, 10/06/26 (Call 07/06/26)	175	181,141
4.15%, 06/19/23 (Call 05/19/23)	140	147,769
4.20%, 03/01/21 (Call 02/01/21)	500	507,800
4.20%, 11/06/21	300	310,020
4.35%, 04/09/25 (Call 02/09/25)	165	177,226
4.35%, 01/17/27 (Call 10/17/26)	290	308,528
4.38%, 09/25/21	275	284,883
5.10%, 01/17/24 (Call 12/17/23)	335	365,783
5.25%, 03/01/26 (Call 12/01/25)	305	340,999
PACCAR Financial Corp.
1.90%, 02/07/23	75	76,408
2.00%, 09/26/22	100	101,920
2.30%, 08/10/22	125	128,108
2.65%, 05/10/22	175	180,176
2.80%, 03/01/21	125	126,566
2.85%, 03/01/22	5	5,164
3.10%, 05/10/21	50	51,123
3.15%, 08/09/21	110	113,013
3.40%, 08/09/23	50	53,244
Toyota Motor Corp.
2.36%, 07/02/24	150	155,693
2.76%, 07/02/29	65	69,882
3.18%, 07/20/21	100	102,291
3.42%, 07/20/23	200	212,994
3.67%, 07/20/28	45	51,543
Toyota Motor Credit Corp.
1.80%, 10/07/21	220	221,696
2.00%, 10/07/24	200	204,534
2.15%, 09/08/22	225	229,486
2.60%, 01/11/22	225	230,616

42	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.63%, 01/10/23	$175	$181,688
2.65%, 04/12/22	275	282,595
2.90%, 04/17/24	160	168,890
2.95%, 04/13/21	125	127,246
3.05%, 01/11/28	150	163,772
3.20%, 01/11/27	185	201,768
3.35%, 01/08/24	175	187,761
3.40%, 09/15/21	225	232,013
3.40%, 04/14/25	150	163,352
3.45%, 09/20/23	195	209,137
		16,756,665
Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	272	293,956
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	25	27,374
4.35%, 03/15/29 (Call 12/15/28)	50	57,152
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	65	68,689
Lear Corp.
4.25%, 05/15/29 (Call 02/15/29)	150	161,235
5.25%, 01/15/25 (Call 03/21/20)	267	274,244
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	25	27,081
4.15%, 10/01/25 (Call 07/01/25)	250	270,895
		1,180,626
Banks — 9.5%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/2	350	358,361
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	250	254,505
2.30%, 06/01/21	500	506,215
2.55%, 11/23/21	250	254,600
2.63%, 05/19/22	300	308,610
Banco Santander SA
2.71%, 06/27/24	400	415,320
3.13%, 02/23/23	200	207,370
3.31%, 06/27/29	200	215,484
3.85%, 04/12/23	200	211,934
4.25%, 04/11/27	200	223,350
4.38%, 04/12/28	200	226,470
5.18%, 11/19/25	400	455,620
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	630	640,376
2.50%, 02/13/31 (Call 02/13/30)(c)	500	507,625
2.63%, 04/19/21	600	608,118
2.82%, 07/21/23 (Call 07/21/22)(c)	350	359,905
2.88%, 04/24/23 (Call 04/24/22)(c)	560	575,053
3.00%, 12/20/23 (Call 12/20/22)(c)	785	813,448
3.09%, 10/01/25 (Call 10/01/24)(c)	260	274,690
3.12%, 01/20/23 (Call 01/20/22)(c)	390	400,487
3.19%, 07/23/30 (Call 07/23/29)(c)	750	805,140
3.25%, 10/21/27 (Call 10/21/26)	306	328,323
3.30%, 01/11/23	675	708,952
3.37%, 01/23/26 (Call 01/23/25)(c)	280	299,536
3.42%, 12/20/28 (Call 12/20/27)(c)	988	1,066,546
3.46%, 03/15/25 (Call 03/15/24)(c)	310	330,122
3.50%, 05/17/22 (Call 05/17/21)(c)	85	87,028
3.50%, 04/19/26	510	557,333
3.55%, 03/05/24 (Call 03/05/23)(c)	125	131,731
3.56%, 04/23/27 (Call 04/23/26)(c)	330	359,099
Security	Par (000)	Value

Banks (continued)
3.59%, 07/21/28 (Call 07/21/27)(c)	$630	$689,793
3.71%, 04/24/28 (Call 04/24/27)(c)	700	769,321
3.82%, 01/20/28 (Call 01/20/27)(c)	300	331,893
3.86%, 07/23/24 (Call 07/23/23)(c)	448	478,804
3.88%, 08/01/25	550	608,217
3.97%, 03/05/29 (Call 03/05/28)(c)	500	563,020
3.97%, 02/07/30 (Call 02/07/29)(c)	650	736,099
4.00%, 04/01/24	495	539,362
4.00%, 01/22/25	550	599,588
4.10%, 07/24/23	550	596,403
4.13%, 01/22/24	677	738,885
4.20%, 08/26/24	545	598,563
4.25%, 10/22/26	380	421,572
4.27%, 07/23/29 (Call 07/23/28)(c)	485	558,885
4.45%, 03/03/26	450	507,186
Series L, 3.95%, 04/21/25	405	441,385
Series L, 4.18%, 11/25/27 (Call 11/25/26)	150	166,881
Bank of America N.A., 3.34%, 01/25/23 (Call 01/25/22)(c)	250	258,725
Bank of Montreal
1.90%, 08/27/21	715	720,055
2.35%, 09/11/22	575	587,920
2.50%, 06/28/24	105	108,945
2.55%, 11/06/22 (Call 10/06/22)	175	180,651
2.90%, 03/26/22	360	370,393
3.80%, 12/15/32 (Call 12/15/27)(c)	200	218,182
4.34%, 10/05/28 (Call 10/05/23)(c)	65	69,878
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	85	86,095
2.05%, 05/03/21 (Call 04/03/21)	285	287,061
2.10%, 10/24/24	225	230,380
2.45%, 08/17/26 (Call 05/17/26)	245	257,020
2.50%, 04/15/21 (Call 03/15/21)	380	384,720
2.60%, 02/07/22 (Call 01/07/22)	100	102,215
2.66%, 05/16/23 (Call 05/16/22)(c)	57	58,496
2.80%, 05/04/26 (Call 02/04/26)	225	238,853
2.95%, 01/29/23 (Call 12/29/22)	105	109,167
3.25%, 09/11/24 (Call 08/11/24)	190	204,267
3.25%, 05/16/27 (Call 02/16/27)	345	374,949
3.30%, 08/23/29 (Call 05/23/29)	58	63,547
3.40%, 05/15/24 (Call 04/15/24)	175	188,298
3.45%, 08/11/23	100	107,049
3.50%, 04/28/23	100	105,947
3.85%, 04/28/28	180	207,551
3.95%, 11/18/25 (Call 10/18/25)	155	174,764
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	375	406,155
Series G, 3.00%, 02/24/25 (Call 01/24/25)	225	239,092
Bank of Nova Scotia (The)
2.38%, 01/18/23	25	25,642
2.45%, 03/22/21	450	454,486
2.45%, 09/19/22	293	301,652
2.70%, 03/07/22	450	461,223
2.70%, 08/03/26	430	453,082
2.80%, 07/21/21	200	204,380
4.50%, 12/16/25	350	395,563
Barclays PLC
3.20%, 08/10/21	450	458,851
3.65%, 03/16/25	210	223,377
3.68%, 01/10/23 (Call 01/10/22)	325	335,452
3.93%, 05/07/25 (Call 05/07/24)(c)	350	372,414
4.34%, 05/16/24 (Call 05/16/23)(c)	235	250,557

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.34%, 01/10/28 (Call 01/10/27)	$300	$329,631
4.38%, 09/11/24	500	532,770
4.38%, 01/12/26	345	383,319
4.61%, 02/15/23 (Call 02/15/22)(c)	250	262,762
4.97%, 05/16/29 (Call 05/16/28)(c)	300	346,608
5.09%, 06/20/30 (Call 06/20/29)(c)	300	339,615
5.20%, 05/12/26	500	559,475
BBVA USA
3.50%, 06/11/21 (Call 05/11/21)	250	255,920
3.88%, 04/10/25 (Call 03/10/25)	250	270,485
BNP Paribas SA
3.25%, 03/03/23	165	173,535
4.25%, 10/15/24	270	293,209
BPCE SA
2.75%, 12/02/21	250	256,008
3.38%, 12/02/26	250	271,025
4.00%, 04/15/24	250	272,717
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	307	314,730
2.61%, 07/22/23 (Call 07/22/22)(c)	50	51,013
3.50%, 09/13/23	220	235,855
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	350	353,251
2.95%, 07/23/21 (Call 06/23/21)	400	407,664
Citibank N.A., 2.84%, 05/20/22 (Call 05/20/21)(c)	250	253,628
Citigroup Inc.
2.35%, 08/02/21	250	253,150
2.70%, 03/30/21	700	708,113
2.70%, 10/27/22 (Call 09/27/22)	255	262,390
2.75%, 04/25/22 (Call 03/25/22)	550	563,739
2.88%, 07/24/23 (Call 07/24/22)(c)	485	498,323
2.90%, 12/08/21 (Call 11/08/21)	604	617,868
2.98%, 11/05/30 (Call 11/05/29)(c)	250	262,745
3.14%, 01/24/23 (Call 01/24/22)(c)	355	364,926
3.20%, 10/21/26 (Call 07/21/26)	690	735,982
3.30%, 04/27/25	410	440,028
3.35%, 04/24/25 (Call 04/24/24)(c)	495	524,032
3.40%, 05/01/26	343	371,599
3.50%, 05/15/23	272	287,014
3.52%, 10/27/28 (Call 10/27/27)(c)	490	533,497
3.67%, 07/24/28 (Call 07/24/27)(c)	455	499,908
3.70%, 01/12/26	335	368,410
3.75%, 06/16/24	150	161,972
3.88%, 10/25/23	255	275,278
3.88%, 03/26/25	250	271,545
3.89%, 01/10/28 (Call 01/10/27)(c)	705	780,646
3.98%, 03/20/30 (Call 03/20/29)(c)	500	567,160
4.00%, 08/05/24	240	260,506
4.04%, 06/01/24 (Call 06/01/23)(c)	160	171,403
4.05%, 07/30/22	149	157,599
4.08%, 04/23/29 (Call 04/23/28)(c)	500	566,960
4.13%, 07/25/28	345	384,478
4.30%, 11/20/26	90	100,015
4.40%, 06/10/25	600	666,804
4.45%, 09/29/27	240	270,756
4.50%, 01/14/22	475	501,111
4.60%, 03/09/26	405	460,712
5.50%, 09/13/25	400	469,484
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	100	101,333
Security	Par (000)	Value

Banks (continued)
2.65%, 05/26/22 (Call 04/26/22)	$285	$291,447
3.70%, 03/29/23 (Call 02/28/23)	250	266,640
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	300	303,258
2.50%, 02/06/30 (Call 11/06/29)	255	258,578
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	360	385,589
4.00%, 02/01/29 (Call 11/03/28)	135	153,368
Commonwealth Bank of Australia/New York NY, 2.55%,
03/15/21	250	253,135
Cooperatieve Rabobank UA
3.75%, 07/21/26	300	324,393
3.88%, 02/08/22	610	638,639
3.95%, 11/09/22	250	264,122
4.63%, 12/01/23	300	327,246
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	250	255,680
2.75%, 01/10/23	250	259,535
3.13%, 04/26/21	250	254,883
Credit Suisse AG/New York NY
2.10%, 11/12/21	320	323,722
3.00%, 10/29/21	380	389,770
3.63%, 09/09/24	450	484,096
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	345	351,907
3.75%, 03/26/25	390	420,615
3.80%, 09/15/22	450	473,949
3.80%, 06/09/23	250	265,410
4.55%, 04/17/26	500	563,930
Deutsche Bank AG
3.38%, 05/12/21	340	345,256
4.10%, 01/13/26	180	189,947
Deutsche Bank AG/London, 3.70%, 05/30/24	340	356,697
Deutsche Bank AG/New York NY
3.38%, 05/12/21	150	151,701
3.70%, 05/30/24	200	208,130
3.96%, 11/26/25 (Call 11/26/24)(c)	300	316,035
4.25%, 02/04/21	460	468,855
4.25%, 10/14/21	100	103,264
Series D, 5.00%, 02/14/22	200	210,094
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	460	465,295
3.35%, 02/06/23 (Call 01/06/23)	250	262,140
3.45%, 07/27/26 (Call 04/27/26)	250	268,252
4.68%, 08/09/28 (Call 08/09/23)(c)	350	376,761
Fifth Third Bancorp
2.60%, 06/15/22 (Call 05/15/22)	100	102,562
3.50%, 03/15/22 (Call 02/15/22)	46	47,866
3.65%, 01/25/24 (Call 12/25/23)	145	155,743
3.95%, 03/14/28 (Call 02/14/28)	190	217,362
4.30%, 01/16/24 (Call 12/16/23)	275	298,669
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/23 (Call 12/30/22)	250	253,130
2.25%, 06/14/21 (Call 05/14/21)	300	303,276
2.25%, 02/01/27 (Call 01/01/27)	250	255,790
3.85%, 03/15/26 (Call 02/15/26)	200	221,658
3.95%, 07/28/25 (Call 06/28/25)	200	223,864
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	355,285
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	310	311,277

44	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.60%, 02/07/30 (Call 11/07/29)	$300	$304,194
2.63%, 04/25/21 (Call 03/25/21)	340	344,015
2.88%, 10/31/22 (Call 10/31/21)(c)	625	637,612
2.91%, 07/24/23 (Call 07/24/22)(c)	520	533,853
3.00%, 04/26/22 (Call 04/26/21)	460	466,500
3.20%, 02/23/23 (Call 01/23/23)	105	109,717
3.27%, 09/29/25 (Call 09/29/24)(c)	500	529,820
3.50%, 01/23/25 (Call 10/23/24)	483	518,409
3.50%, 11/16/26 (Call 11/16/25)	600	644,724
3.63%, 01/22/23	350	369,733
3.63%, 02/20/24 (Call 01/20/24)	300	320,523
3.69%, 06/05/28 (Call 06/05/27)(c)	533	583,422
3.75%, 05/22/25 (Call 02/22/25)	305	331,392
3.75%, 02/25/26 (Call 11/25/25)	150	164,342
3.81%, 04/23/29 (Call 04/23/28)(c)	430	474,720
3.85%, 07/08/24 (Call 04/08/24)	450	485,950
3.85%, 01/26/27 (Call 01/26/26)	523	573,877
4.00%, 03/03/24	741	805,630
4.22%, 05/01/29 (Call 05/01/28)(c)	448	507,933
4.25%, 10/21/25	400	437,788
5.25%, 07/27/21	685	720,538
5.75%, 01/24/22	800	862,896
5.95%, 01/15/27	85	103,217
HSBC Holdings PLC
2.65%, 01/05/22	400	408,364
2.95%, 05/25/21	425	431,728
3.26%, 03/13/23 (Call 03/13/22)(c)	540	556,697
3.40%, 03/08/21	500	508,590
3.60%, 05/25/23	200	211,280
3.80%, 03/11/25 (Call 03/11/24)(c)	585	624,593
3.90%, 05/25/26	500	546,375
3.95%, 05/18/24 (Call 05/18/23)(c)	400	424,376
3.97%, 05/22/30 (Call 05/22/29)(c)	400	436,780
4.00%, 03/30/22	250	262,445
4.04%, 03/13/28 (Call 03/13/27)(c)	530	579,947
4.25%, 03/14/24	450	482,328
4.25%, 08/18/25	450	487,584
4.29%, 09/12/26 (Call 09/12/25)(c)	450	495,823
4.30%, 03/08/26	525	583,753
4.38%, 11/23/26	250	273,655
4.58%, 06/19/29 (Call 06/19/28)(c)	455	516,015
5.10%, 04/05/21	575	597,373
HSBC USA Inc., 3.50%, 06/23/24	300	325,077
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	330	333,165
2.55%, 02/04/30 (Call 11/04/29)	400	409,116
2.63%, 08/06/24 (Call 07/06/24)	30	31,183
3.15%, 03/14/21 (Call 02/14/21)	50	50,647
4.00%, 05/15/25 (Call 04/15/25)	110	122,392
Huntington National Bank (The)
2.50%, 08/07/22 (Call 07/07/22)	350	359,065
3.25%, 05/14/21 (Call 04/14/21)	250	254,908
Industrial & Commercial Bank of China Ltd./New York NY
2.64%, 05/26/21	250	252,848
3.54%, 11/08/27	250	273,385
ING Groep NV
3.95%, 03/29/27	550	610,049
4.05%, 04/09/29	200	226,952
4.10%, 10/02/23	720	780,214
Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	$80	$80,228
2.40%, 06/07/21 (Call 05/07/21)	525	531,022
2.55%, 03/01/21 (Call 02/01/21)	500	504,570
2.70%, 05/18/23 (Call 03/18/23)	500	519,380
2.74%, 10/15/30 (Call 10/15/29)(c)	1,000	1,040,970
2.78%, 04/25/23 (Call 04/25/22)(c)	430	441,111
2.95%, 10/01/26 (Call 07/01/26)	475	503,742
2.97%, 01/15/23 (Call 01/15/22)	570	585,458
3.13%, 01/23/25 (Call 10/23/24)	50	53,264
3.20%, 01/25/23	416	436,434
3.20%, 06/15/26 (Call 03/15/26)	425	457,053
3.22%, 03/01/25 (Call 03/01/24)(c)	550	581,636
3.25%, 09/23/22	700	731,682
3.30%, 04/01/26 (Call 01/01/26)	502	542,657
3.38%, 05/01/23	400	420,176
3.51%, 01/23/29 (Call 01/23/28)(c)	520	568,958
3.54%, 05/01/28 (Call 05/01/27)(c)	425	465,910
3.56%, 04/23/24 (Call 04/23/23)(c)	275	291,687
3.63%, 05/13/24	450	486,531
3.63%, 12/01/27 (Call 12/01/26)	315	339,236
3.70%, 05/06/30 (Call 05/06/29)(c)	200	223,154
3.78%, 02/01/28 (Call 02/01/27)(c)	575	637,008
3.80%, 07/23/24 (Call 07/23/23)(c)	460	491,938
3.88%, 02/01/24	475	516,349
3.88%, 09/10/24	440	479,222
3.90%, 07/15/25 (Call 04/15/25)	500	551,025
3.96%, 01/29/27 (Call 01/29/26)(c)	395	439,165
4.01%, 04/23/29 (Call 04/23/28)(c)	690	781,522
4.02%, 12/05/24 (Call 12/05/23)(c)	220	238,863
4.13%, 12/15/26	595	670,595
4.20%, 07/23/29 (Call 07/23/28)(c)	260	299,445
4.35%, 08/15/21	550	573,721
4.45%, 12/05/29 (Call 12/05/28)(c)	250	292,077
4.50%, 01/24/22	650	685,048
4.63%, 05/10/21	400	414,916
7.63%, 10/15/26	44	58,395
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	255,580
2.40%, 06/09/22	350	358,592
2.50%, 11/22/21	410	418,348
KeyCorp.
2.25%, 04/06/27	250	252,633
2.55%, 10/01/29	127	129,638
4.10%, 04/30/28	250	284,575
4.15%, 10/29/25	135	152,223
5.10%, 03/24/21	350	362,631
KfW
1.38%, 08/05/24	530	538,385
1.63%, 03/15/21	600	603,090
1.75%, 09/15/21	300	303,471
1.75%, 09/14/29	500	524,845
2.00%, 09/29/22	75	77,014
2.00%, 10/04/22	565	580,340
2.00%, 05/02/25	1,050	1,101,933
2.13%, 03/07/22	1,130	1,155,911
2.13%, 06/15/22	1,225	1,257,119
2.13%, 01/17/23	455	470,097
2.38%, 03/24/21	1,000	1,013,320
2.38%, 12/29/22	1,206	1,253,926

S c h e d u l e o f I n v e s t m e n t s	45

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 02/15/22	$100	$102,959
2.50%, 11/20/24	1,640	1,753,045
2.63%, 04/12/21	825	839,314
2.63%, 01/25/22	1,025	1,056,816
2.63%, 02/28/24	75	79,841
2.88%, 04/03/28	432	489,413
3.13%, 12/15/21	520	539,724
Korea Development Bank (The)
2.00%, 09/12/26	200	205,552
2.13%, 10/01/24	500	516,065
3.00%, 09/14/22	300	312,870
3.00%, 01/13/26	200	216,072
4.63%, 11/16/21	300	316,935
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	150	156,081
2.00%, 01/13/25	425	444,750
2.25%, 10/01/21	500	509,805
2.38%, 06/10/25	585	624,920
3.13%, 11/14/23	400	431,400
Series 36, 2.00%, 12/06/21	200	203,512
Series 37, 2.50%, 11/15/27	212	233,283
Lloyds Bank PLC, 3.30%, 05/07/21	200	204,106
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	200	202,940
2.86%, 03/17/23 (Call 03/17/22)(c)	400	408,636
3.00%, 01/11/22	250	255,928
3.10%, 07/06/21	200	203,652
3.57%, 11/07/28 (Call 11/07/27)(c)	270	289,105
3.75%, 01/11/27	250	271,072
4.05%, 08/16/23	200	214,588
4.38%, 03/22/28	200	227,060
4.45%, 05/08/25	200	223,166
4.50%, 11/04/24	400	433,588
4.55%, 08/16/28	200	230,474
4.58%, 12/10/25	250	275,240
4.65%, 03/24/26	400	442,904
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	155	166,324
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	300	307,404
2.90%, 02/06/25 (Call 01/06/25)	250	265,705
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	550	556,303
2.56%, 02/25/30	300	302,805
2.62%, 07/18/22	200	204,534
2.67%, 07/25/22	485	497,775
2.76%, 09/13/26	250	261,790
2.80%, 07/18/24	200	208,162
2.95%, 03/01/21	510	517,808
3.20%, 07/18/29	215	231,725
3.22%, 03/07/22	125	129,323
3.29%, 07/25/27	25	27,090
3.41%, 03/07/24	350	372,400
3.46%, 03/02/23	100	105,486
3.68%, 02/22/27	160	177,019
3.74%, 03/07/29	375	421,811
3.76%, 07/26/23	375	401,554
3.78%, 03/02/25	299	325,542
3.85%, 03/01/26	475	528,746
3.96%, 03/02/28	125	141,993
4.05%, 09/11/28	275	316,434
Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Inc.
2.27%, 09/13/21	$275	$278,660
2.56%, 09/13/25 (Call 09/13/24)(c)	200	205,302
2.60%, 09/11/22	250	256,758
2.84%, 07/16/25 (Call 07/16/24)(c)	250	259,652
3.17%, 09/11/27	250	268,472
3.55%, 03/05/23	250	264,807
3.66%, 02/28/27	255	280,857
3.92%, 09/11/24 (Call 09/11/23)(c)	200	214,048
4.02%, 03/05/28	250	284,565
Morgan Stanley
2.50%, 04/21/21	590	596,437
2.63%, 11/17/21	505	514,029
2.70%, 01/22/31 (Call 01/22/30)(c)	400	412,040
2.72%, 07/22/25 (Call 07/22/24)(c)	145	150,256
2.75%, 05/19/22	555	570,362
3.13%, 01/23/23	585	610,594
3.13%, 07/27/26	575	613,180
3.59%, 07/22/28 (Call 07/22/27)(c)	650	713,966
3.63%, 01/20/27	500	547,685
3.70%, 10/23/24	575	624,973
3.74%, 04/24/24 (Call 04/24/23)(c)	430	456,669
3.75%, 02/25/23	185	196,601
3.77%, 01/24/29 (Call 01/24/28)(c)	509	564,613
3.88%, 01/27/26	665	733,295
3.95%, 04/23/27	420	462,176
4.00%, 07/23/25	560	621,359
4.10%, 05/22/23	265	282,874
4.35%, 09/08/26	605	682,724
4.43%, 01/23/30 (Call 01/23/29)(c)	500	581,060
4.88%, 11/01/22	450	487,026
5.00%, 11/24/25	415	479,674
5.50%, 07/28/21	627	660,607
Series F, 3.88%, 04/29/24	575	624,007
MUFG Americas Holdings Corp., 3.00%, 02/10/25
(Call 01/10/25)	280	296,453
National Australia Bank Ltd./New York
1.88%, 07/12/21	50	50,391
2.50%, 05/22/22	400	410,124
2.50%, 07/12/26	275	287,845
2.80%, 01/10/22	250	256,380
3.38%, 01/14/26	250	273,045
3.63%, 06/20/23	250	267,590
National Bank of Canada, 2.10%, 02/01/23	500	505,595
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	100	109,456
3.38%, 08/23/21	250	257,042
3.95%, 10/30/25	245	276,617
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	500	511,100
2.38%, 10/01/21	200	204,150
2.88%, 03/13/23	150	158,435
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	250	252,278
2.70%, 11/01/22 (Call 10/01/22)	300	309,084
3.25%, 06/01/25 (Call 05/02/25)	500	538,750
3.25%, 01/22/28 (Call 12/23/27)	500	543,805
4.20%, 11/01/25 (Call 10/02/25)	250	282,275
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)	150	161,642

46	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.30%, 03/08/22 (Call 02/06/22)	$400	$414,796
3.45%, 04/23/29 (Call 01/23/29)	625	687,575
3.50%, 01/23/24 (Call 12/23/23)	134	142,567
3.90%, 04/29/24 (Call 03/29/24)	395	428,196
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	75	77,093
3.80%, 08/14/23 (Call 07/14/23)	425	457,784
Royal Bank of Canada
1.95%, 01/17/23	425	431,001
2.25%, 11/01/24	200	205,292
2.80%, 04/29/22	110	113,242
3.20%, 04/30/21	775	792,143
3.70%, 10/05/23	368	395,633
4.65%, 01/27/26	345	397,999
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	550	583,951
4.27%, 03/22/25 (Call 03/22/24)(c)	535	576,377
4.52%, 06/25/24 (Call 06/25/23)(c)	565	608,019
4.80%, 04/05/26	450	514,206
4.89%, 05/18/29 (Call 05/18/28)(c)	500	579,005
5.08%, 01/27/30 (Call 01/27/29)(c)	400	474,104
6.00%, 12/19/23	305	342,207
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	450	466,699
3.40%, 01/18/23 (Call 12/18/22)	175	182,581
3.50%, 06/07/24 (Call 05/07/24)	200	210,348
4.40%, 07/13/27 (Call 04/14/27)	244	267,483
4.50%, 07/17/25 (Call 04/17/25)	260	286,044
Santander UK Group Holdings PLC
2.88%, 08/05/21	250	254,008
3.57%, 01/10/23 (Call 01/10/22)	100	103,039
3.82%, 11/03/28 (Call 11/03/27)(c)	200	216,456
Santander UK PLC
2.88%, 06/18/24	200	208,628
3.40%, 06/01/21	250	255,793
3.75%, 11/15/21	200	207,712
4.00%, 03/13/24	315	343,133
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	750	755,475
State Street Corp.
1.95%, 05/19/21	295	297,124
2.40%, 01/24/30	300	309,093
2.65%, 05/19/26	300	315,765
3.30%, 12/16/24	210	226,124
3.55%, 08/18/25	240	264,010
3.70%, 11/20/23	200	218,422
3.78%, 12/03/24 (Call 12/03/23)(c)	130	140,464
4.38%, 03/07/21	300	308,532
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	274,247
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	90	90,753
2.35%, 01/15/25	200	204,262
2.63%, 07/14/26	75	78,136
2.70%, 07/16/24	400	415,840
2.72%, 09/27/29	200	207,600
2.78%, 10/18/22	330	340,507
2.85%, 01/11/22	150	153,935
2.93%, 03/09/21	375	380,032
3.01%, 10/19/26	265	281,963
3.04%, 07/16/29	330	350,998
3.10%, 01/17/23	325	339,375
Security	Par (000)	Value

Banks (continued)
3.20%, 09/17/29	$200	$211,402
3.35%, 10/18/27	285	308,775
3.36%, 07/12/27	260	282,659
3.45%, 01/11/27	395	430,092
3.54%, 01/17/28	135	148,276
3.75%, 07/19/23	200	214,148
3.78%, 03/09/26	460	507,587
3.94%, 10/16/23	250	270,255
4.31%, 10/16/28	255	298,034
SVB Financial Group, 3.50%, 01/29/25	160	172,102
Svenska Handelsbanken AB
1.88%, 09/07/21	250	251,888
2.45%, 03/30/21	250	252,838
3.35%, 05/24/21	250	255,988
3.90%, 11/20/23	250	271,890
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	256,110
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	180	184,730
Toronto-Dominion Bank (The)
1.80%, 07/13/21	285	286,528
1.90%, 12/01/22	150	152,240
2.13%, 04/07/21	400	402,960
2.65%, 06/12/24	120	125,209
3.25%, 06/11/21	200	204,640
3.25%, 03/11/24	147	156,864
3.50%, 07/19/23	100	106,748
Truist Bank
2.45%, 08/01/22 (Call 07/01/22)	225	229,829
2.63%, 01/15/22 (Call 12/15/21)	250	254,788
2.64%, 09/17/29 (Call 09/17/24)(c)	250	256,765
2.75%, 05/01/23 (Call 04/01/23)	200	208,466
2.85%, 04/01/21 (Call 03/01/21)	250	253,623
3.00%, 02/02/23 (Call 01/02/23)	150	157,085
3.30%, 05/15/26 (Call 04/15/26)	250	270,742
3.50%, 08/02/22 (Call 08/02/21)(c)	50	51,431
3.69%, 08/02/24 (Call 08/02/23)(c)	135	144,581
4.05%, 11/03/25 (Call 09/03/25)	50	56,473
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	260	262,090
2.70%, 01/27/22 (Call 12/27/21)	200	204,488
2.75%, 04/01/22 (Call 03/01/22)	220	225,920
2.85%, 10/26/24 (Call 09/26/24)	270	283,983
2.90%, 03/03/21 (Call 02/03/21)	240	242,755
3.05%, 06/20/22 (Call 05/20/22)	77	79,608
3.20%, 09/03/21 (Call 08/03/21)	150	153,896
3.70%, 06/05/25 (Call 05/05/25)	80	88,314
3.75%, 12/06/23 (Call 11/06/23)	315	340,575
3.88%, 03/19/29 (Call 02/19/29)	400	458,664
3.95%, 03/22/22 (Call 02/22/22)	175	183,454
4.00%, 05/01/25 (Call 03/01/25)	270	298,917
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)	125	129,475
2.95%, 07/15/22 (Call 06/15/22)	291	301,790
3.10%, 04/27/26 (Call 03/27/26)	200	214,666
3.60%, 09/11/24 (Call 08/11/24)	275	298,820
3.70%, 01/30/24 (Call 12/29/23)	175	189,417
3.90%, 04/26/28 (Call 03/24/28)	200	233,694
3.95%, 11/17/25 (Call 10/17/25)	250	283,050
4.13%, 05/24/21 (Call 04/23/21)	325	335,211
Series V, 2.38%, 07/22/26 (Call 06/22/26)	345	361,143
Series V, 2.63%, 01/24/22 (Call 12/23/21)	165	169,029

S c h e d u l e o f I n v e s t m e n t s	47

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series X, 3.15%, 04/27/27 (Call 03/27/27)	$413	$449,943
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	265,377
2.85%, 01/23/23 (Call 12/23/22)	350	365,316
3.45%, 11/16/21 (Call 10/15/21)	250	258,545
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	60	67,739
Wells Fargo & Co.
2.10%, 07/26/21	725	731,510
2.16%, 02/11/26 (Call 02/11/25)(c)	800	809,976
2.41%, 10/30/25 (Call 10/30/24)(c)	500	512,860
2.50%, 03/04/21	690	695,354
2.57%, 02/11/31 (Call 02/11/30)(c)	700	714,301
2.63%, 07/22/22	50	51,258
2.88%, 10/30/30 (Call 10/30/29)(c)	500	521,185
3.00%, 02/19/25	685	724,168
3.00%, 04/22/26	715	755,719
3.00%, 10/23/26	687	728,289
3.07%, 01/24/23 (Call 01/24/22)	480	492,586
3.20%, 06/17/27 (Call 06/17/26)(c)	445	474,450
3.30%, 09/09/24	500	532,375
3.50%, 03/08/22	625	650,019
3.55%, 09/29/25	525	570,628
3.58%, 05/22/28 (Call 05/22/27)(c)	830	906,302
3.75%, 01/24/24 (Call 12/24/23)	410	440,475
4.10%, 06/03/26	635	700,278
4.13%, 08/15/23	50	54,021
4.15%, 01/24/29 (Call 10/24/28)	280	322,423
4.30%, 07/22/27	534	599,292
4.48%, 01/16/24	325	356,265
4.60%, 04/01/21	475	490,642
Series M, 3.45%, 02/13/23	475	498,270
Wells Fargo Bank N.A.
2.90%, 05/27/22 (Call 05/27/21)(c)	260	264,157
3.63%, 10/22/21 (Call 09/21/21)	250	258,225
Westpac Banking Corp.
2.00%, 08/19/21	300	302,934
2.00%, 01/13/23	120	121,968
2.10%, 05/13/21	310	312,750
2.50%, 06/28/22	255	261,757
2.65%, 01/16/30	410	431,099
2.70%, 08/19/26	290	305,672
2.75%, 01/11/23	250	259,245
2.80%, 01/11/22	213	218,585
2.85%, 05/13/26	310	328,994
2.89%, 02/04/30 (Call 02/04/25)(c)	500	506,565
3.35%, 03/08/27	320	352,141
3.40%, 01/25/28	165	183,360
3.65%, 05/15/23	225	240,361
4.11%, 07/24/34 (Call 07/24/29)(c)	200	219,174
Zions Bancorp. N.A.
3.25%, 10/29/29 (Call 07/29/29)	250	256,835
3.35%, 03/04/22 (Call 02/04/22)	250	257,970
		206,836,888
Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	760	831,288
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23
(Call 12/01/22)	1,443	1,516,348
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	775	875,285
Security	Par (000)	Value

Beverages (continued)
4.75%, 01/23/29 (Call 10/23/28)	$585	$693,558
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	150	154,908
Coca-Cola Co. (The)
1.55%, 09/01/21	200	201,180
1.75%, 09/06/24	155	157,869
2.13%, 09/06/29	150	153,437
2.25%, 09/01/26	220	230,285
2.50%, 04/01/23	25	25,985
2.55%, 06/01/26	150	159,375
2.88%, 10/27/25	275	296,843
2.90%, 05/25/27	175	190,617
3.20%, 11/01/23	295	315,854
3.30%, 09/01/21	387	398,985
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	125	135,615
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	325	333,284
3.20%, 02/15/23 (Call 01/15/23	255	265,695
3.50%, 05/09/27 (Call 02/09/27)	5	5,396
3.60%, 02/15/28 (Call 11/15/27)	125	135,639
3.70%, 12/06/26 (Call 09/06/26)	485	531,502
4.25%, 05/01/23	150	161,571
4.40%, 11/15/25 (Call 09/15/25)	150	169,215
4.75%, 11/15/24	55	62,192
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	185	191,643
3.50%, 09/18/23 (Call 08/18/23)	200	214,582
3.88%, 05/18/28 (Call 02/18/28)	200	229,122
Diageo Investment Corp., 2.88%, 05/11/22	285	294,359
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	285	291,489
3.13%, 12/15/23 (Call 10/15/23)	305	321,134
3.55%, 05/25/21	290	297,175
4.06%, 05/25/23 (Call 04/25/23)	155	166,140
4.42%, 05/25/25 (Call 03/25/25)	225	252,356
4.60%, 05/25/28 (Call 02/25/28)	385	444,710
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	200	201,274
3.00%, 07/15/26 (Call 04/15/26)	415	432,750
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	225	230,108
2.38%, 10/06/26 (Call 07/06/26)	308	324,225
2.63%, 07/29/29 (Call 04/29/29)	265	283,924
2.75%, 03/05/22	435	447,419
2.75%, 03/01/23	30	31,362
2.75%, 04/30/25 (Call 01/30/25)	210	222,501
2.85%, 02/24/26 (Call 11/24/25)	300	322,617
3.00%, 08/25/21	251	257,928
3.10%, 07/17/22 (Call 05/17/22)	120	124,734
3.50%, 07/17/25 (Call 04/17/25)	205	225,182
3.60%, 03/01/24 (Call 12/01/23)	325	351,994
		14,160,654
Biotechnology — 0.2%
Amgen Inc.
1.85%, 08/19/21 (Call 03/07/20)	180	181,357
2.60%, 08/19/26 (Call 05/19/26)	380	398,153
2.65%, 05/11/22 (Call 04/11/22)	485	496,620
3.13%, 05/01/25 (Call 02/01/25)	80	85,425
3.63%, 05/22/24 (Call 02/22/24)	400	429,988
3.88%, 11/15/21 (Call 08/15/21)	355	367,677

48	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.10%, 06/15/21 (Call 03/22/20)	$300	$308,856
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	270	297,794
Biogen Inc.
3.63%, 09/15/22	90	94,801
4.05%, 09/15/25 (Call 06/15/25)	375	417,484
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	170	171,911
2.95%, 03/01/27 (Call 12/01/26)	200	214,384
3.25%, 09/01/22 (Call 07/01/22)	205	213,717
3.50%, 02/01/25 (Call 11/01/24)	360	390,805
3.65%, 03/01/26 (Call 12/01/25)	588	649,011
3.70%, 04/01/24 (Call 01/01/24)	507	544,036
4.50%, 04/01/21 (Call 01/01/21)	100	102,683
		5,364,702
Building Materials — 0.1%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(a)	95	96,280
2.24%, 02/15/25 (Call 01/15/25)(a)	155	158,120
2.49%, 02/15/27 (Call 12/15/26)(a)	526	535,952
2.72%, 02/15/30 (Call 11/15/29)(a)	300	304,242
Fortune Brands Home & Security Inc., 3.25%, 09/15/29
(Call 06/15/29)	200	211,828
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	49	52,800
3.90%, 02/14/26 (Call 11/14/25)	37	41,276
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	105	108,566
Martin Marietta Materials Inc., 3.50%, 12/15/27
(Call 09/15/27)	305	332,288
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	50,911
4.38%, 04/01/26 (Call 01/01/26)	120	135,042
4.45%, 04/01/25 (Call 01/01/25)	225	249,867
Owens Corning
3.95%, 08/15/29 (Call 05/15/29)	10	11,181
4.20%, 12/01/24 (Call 09/01/24)	150	162,634
		2,450,987
Chemicals — 0.5%
Air Products & Chemicals Inc., 3.35%, 07/31/24
(Call 04/30/24)	225	242,298
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	100	108,399
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	5	5,453
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29
(Call 08/15/29)(a)	300	315,486
Cabot Corp.
3.70%, 07/15/22	130	133,444
4.00%, 07/01/29 (Call 04/01/29)	100	109,730
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	80	84,354
4.63%, 11/15/22	101	108,709
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 03/26/20)	521	541,757
3.15%, 05/15/24 (Call 04/15/24)	50	53,006
3.50%, 10/01/24 (Call 07/01/24)	250	268,602
4.55%, 11/30/25 (Call 09/30/25)	200	227,164
4.80%, 11/30/28 (Call 08/30/28)	150	176,920
7.38%, 11/01/29	200	276,918
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	275	300,063
4.49%, 11/15/25 (Call 09/15/25)	315	354,577
Security	Par (000)	Value

Chemicals (continued)
4.73%, 11/15/28 (Call 08/15/28)	$475	$548,055
Eastman Chemical Co.
3.50%, 12/01/21	80	82,891
3.60%, 08/15/22 (Call 05/15/22)	225	234,614
3.80%, 03/15/25 (Call 12/15/24)	250	272,077
4.50%, 12/01/28 (Call 09/01/28)	10	11,640
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	180	183,764
2.70%, 11/01/26 (Call 08/01/26)	200	212,590
3.25%, 01/14/23 (Call 11/14/22)	90	94,389
3.25%, 12/01/27 (Call 09/01/27)	50	55,005
4.35%, 12/08/21	150	156,982
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	55	58,567
3.45%, 10/01/29 (Call 07/01/29)	40	43,334
4.10%, 02/01/24 (Call 11/01/23)	90	97,039
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	55	59,952
5.13%, 11/15/22 (Call 08/15/22)	50	53,134
International Flavors & Fragrances Inc., 4.45%, 09/26/28
(Call 06/26/28)	25	28,625
LYB International Finance BV, 4.00%, 07/15/23	135	144,740
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	195	209,553
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	250	286,352
6.00%, 11/15/21 (Call 08/17/21)	225	239,096
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	225	236,927
5.25%, 12/15/29 (Call 09/15/29)	10	10,494
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	50	51,866
3.75%, 11/15/21 (Call 08/15/21)	50	51,177
4.05%, 11/15/27 (Call 08/15/27)	185	196,727
4.25%, 11/15/23 (Call 08/15/23)	225	242,244
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	150	157,857
3.15%, 10/01/22 (Call 07/01/22)	125	129,730
3.50%, 06/01/23 (Call 03/01/23)	85	89,554
3.63%, 03/15/24 (Call 12/15/23)	150	160,252
4.00%, 12/15/26 (Call 09/15/26)	150	164,542
4.20%, 04/01/29 (Call 01/01/29)	100	114,157
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)	75	78,709
3.75%, 03/15/28 (Call 12/15/27)(b)	150	168,829
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	155	157,858
2.65%, 02/05/25 (Call 11/05/24)	75	79,367
2.70%, 02/21/23 (Call 11/21/22)	95	98,560
3.00%, 09/01/21	100	102,688
3.20%, 01/30/26 (Call 10/30/25)	150	161,689
4.05%, 03/15/21	50	51,359
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	105	112,907
4.55%, 03/01/29 (Call 12/01/28)	115	130,315
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	250	264,850
SASOL Financing USA LLC, 6.50%, 09/27/28
(Call 06/27/28)	200	219,632
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	225	230,350

S c h e d u l e o f I n v e s t m e n t s	49

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
3.13%, 06/01/24 (Call 04/01/24)	$120	$127,121
3.45%, 06/01/27 (Call 03/01/27)	295	321,916
4.20%, 01/15/22 (Call 10/15/21)	275	285,926
Syngenta Finance NV, 3.13%, 03/28/22	260	263,029
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	179	191,439
		11,031,350
Commercial Services — 0.2%
Automatic Data Processing Inc., 3.38%, 09/15/25
(Call 06/15/25)	260	286,341
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	130	146,662
5.50%, 11/01/22 (Call 05/01/22)	35	37,693
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	155	173,730
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	50	50,412
3.30%, 12/15/22 (Call 09/15/22)	220	229,777
3.95%, 06/15/23 (Call 05/15/23)	50	53,555
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	60	62,132
3.20%, 08/15/29 (Call 05/15/29)	242	257,062
4.00%, 06/01/23 (Call 05/01/23)	150	160,197
4.45%, 06/01/28 (Call 03/01/28)	40	45,913
4.80%, 04/01/26 (Call 01/01/26)	190	218,308
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	65	69,306
4.13%, 08/01/23 (Call 07/01/23)	200	215,038
4.25%, 05/01/29 (Call 02/01/29)	100	113,131
4.75%, 08/01/28 (Call 05/01/28)	50	58,421
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	265	272,955
3.25%, 01/15/28 (Call 10/15/27)	46	49,892
4.25%, 02/01/29 (Call 11/01/28)	5	5,902
4.50%, 09/01/22 (Call 06/01/22)	50	53,115
4.88%, 02/15/24 (Call 11/15/23)	200	221,978
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	130	133,654
2.85%, 10/01/29 (Call 07/01/29)	670	707,185
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	325	341,562
4.00%, 03/18/29 (Call 12/18/28)	155	177,560
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	80	83,538
2.95%, 01/22/27 (Call 10/22/26)	370	394,901
4.00%, 06/15/25 (Call 03/15/25)	90	100,390
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	200	222,550
5.80%, 05/01/21	105	110,042
		5,052,902
Computers — 0.9%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	415	416,743
1.70%, 09/11/22	55	55,735
2.05%, 09/11/26 (Call 07/11/26)	100	102,660
2.10%, 09/12/22 (Call 08/12/22)	25	25,523
2.15%, 02/09/22	420	428,098
2.20%, 09/11/29 (Call 06/11/29)	305	313,955
2.30%, 05/11/22 (Call 04/11/22)	305	311,631
2.40%, 01/13/23 (Call 12/13/22)	250	257,940
2.40%, 05/03/23	655	676,929
Security	Par (000)	Value

Computers (continued)
2.45%, 08/04/26 (Call 05/04/26)	$145	$152,008
2.50%, 02/09/22 (Call 01/09/22)	315	322,803
2.50%, 02/09/25	275	288,373
2.70%, 05/13/22	275	283,129
2.75%, 01/13/25 (Call 11/13/24)	385	407,180
2.85%, 05/06/21	600	610,860
2.85%, 02/23/23 (Call 12/23/22)	390	407,070
2.85%, 05/11/24 (Call 03/11/24)	50	52,813
2.90%, 09/12/27 (Call 06/12/27)	555	598,323
3.00%, 02/09/24 (Call 12/09/23)	25	26,496
3.00%, 11/13/27 (Call 08/13/27)	250	272,082
3.20%, 05/13/25	535	579,560
3.20%, 05/11/27 (Call 02/11/27)	420	459,745
3.25%, 02/23/26 (Call 11/23/25)	654	714,338
3.35%, 02/09/27 (Call 11/09/26)	477	525,334
3.45%, 05/06/24	577	625,249
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	250	268,647
4.42%, 06/15/21 (Call 05/15/21)(a)	650	670,767
4.90%, 10/01/26 (Call 08/01/26)(a)	300	336,558
5.30%, 10/01/29 (Call 07/01/29)(a)	260	299,185
5.45%, 06/15/23 (Call 04/15/23)(a)	775	853,616
6.02%, 06/15/26 (Call 03/15/26)(a)	825	966,017
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	275	296,810
4.75%, 04/15/27 (Call 01/15/27)	5	5,495
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)	150	155,139
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	335	357,143
4.90%, 10/15/25 (Call 07/15/25)	450	511,560
HP Inc.
4.05%, 09/15/22	164	173,791
4.30%, 06/01/21	75	77,396
4.65%, 12/09/21	50	52,534
IBM Credit LLC
3.00%, 02/06/23	150	156,800
3.60%, 11/30/21	150	156,089
International Business Machines Corp.
1.88%, 08/01/22	200	202,864
2.85%, 05/13/22	365	376,998
2.88%, 11/09/22	250	260,290
2.90%, 11/01/21	200	205,448
3.00%, 05/15/24	470	498,510
3.30%, 05/15/26	500	547,090
3.38%, 08/01/23	300	319,731
3.45%, 02/19/26	250	273,427
3.50%, 05/15/29	800	897,336
3.63%, 02/12/24	523	564,359
7.00%, 10/30/25	100	127,372
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	72	76,619
3.38%, 06/15/21 (Call 04/15/21)	60	61,138
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	35	35,864
4.75%, 06/01/23	93	97,845
4.75%, 01/01/25	79	82,561
4.88%, 03/01/24 (Call 01/01/24)	200	211,320
4.88%, 06/01/27 (Call 03/01/27)	150	158,914
		19,249,810

50	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.25%, 11/15/22	$250	$257,285
2.30%, 05/03/22	150	154,068
2.45%, 11/15/21	150	153,264
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	90	90,442
2.00%, 12/01/24 (Call 11/01/24)	175	179,406
2.38%, 12/01/29 (Call 09/01/29)	65	67,539
3.15%, 03/15/27 (Call 12/15/26)	155	169,024
Procter & Gamble Co. (The)
1.70%, 11/03/21	210	211,632
2.30%, 02/06/22	250	255,360
2.45%, 11/03/26	230	245,799
2.70%, 02/02/26	160	172,869
2.85%, 08/11/27	200	219,926
Unilever Capital Corp.
1.38%, 07/28/21	150	150,209
2.00%, 07/28/26	250	258,845
2.20%, 05/05/22 (Call 04/05/22)	150	152,844
2.60%, 05/05/24 (Call 03/05/24)	100	104,852
2.90%, 05/05/27 (Call 02/05/27)	250	270,002
3.00%, 03/07/22	100	103,480
3.25%, 03/07/24 (Call 02/07/24)	220	235,255
3.50%, 03/22/28 (Call 12/22/27)	100	112,663
		3,564,764
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	150	152,483
3.88%, 01/23/28 (Call 10/23/27)	500	523,615
3.95%, 02/01/22 (Call 01/01/22)	200	206,624
4.13%, 07/03/23 (Call 06/03/23)	325	347,431
4.45%, 10/01/25 (Call 08/01/25)	150	164,775
4.50%, 05/15/21	150	154,394
5.00%, 10/01/21	150	157,431
Affiliated Managers Group Inc.
3.50%, 08/01/25	100	108,645
4.25%, 02/15/24	100	108,891
Air Lease Corp.
2.25%, 01/15/23	75	75,476
2.30%, 02/01/25 (Call 01/01/25)	75	74,954
2.50%, 03/01/21	101	101,514
2.63%, 07/01/22 (Call 06/01/22)	165	167,143
2.75%, 01/15/23 (Call 12/15/22)	165	169,526
3.00%, 09/15/23 (Call 07/15/23)	95	97,634
3.00%, 02/01/30 (Call 11/01/29)	100	99,152
3.25%, 03/01/25 (Call 01/01/25)	100	103,849
3.25%, 10/01/29 (Call 07/01/29)	200	203,242
3.38%, 06/01/21	110	112,001
3.50%, 01/15/22	25	25,716
3.63%, 04/01/27 (Call 01/01/27)	125	131,998
3.63%, 12/01/27 (Call 09/01/27)	150	158,955
3.75%, 02/01/22 (Call 12/01/21)	65	66,960
3.88%, 07/03/23 (Call 06/03/23)	150	158,737
4.25%, 09/15/24 (Call 06/15/24)	195	210,224
4.63%, 10/01/28 (Call 07/01/28)	50	56,504
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	190	200,912
4.25%, 06/15/26 (Call 04/15/26)	100	107,989
4.40%, 09/25/23 (Call 08/25/23)	110	117,343
5.50%, 02/15/22	135	143,884
Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	$325	$340,925
4.13%, 02/13/22	100	104,366
4.63%, 05/19/22	100	105,000
4.63%, 03/30/25	100	109,661
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	625	639,356
2.65%, 12/02/22	525	540,886
2.75%, 05/20/22 (Call 04/20/22)	200	204,910
3.00%, 10/30/24 (Call 09/29/24)	220	232,921
3.13%, 05/20/26 (Call 04/20/26)	115	124,439
3.38%, 05/17/21 (Call 04/17/21)	400	408,312
3.40%, 02/22/24 (Call 01/22/24)	105	112,426
3.63%, 12/05/24 (Call 11/04/24)	150	162,348
3.70%, 11/05/21 (Call 10/05/21)	200	207,528
4.20%, 11/06/25 (Call 10/06/25)	350	395,566
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	630	634,555
2.70%, 03/03/22 (Call 01/31/22)	615	630,787
3.30%, 05/03/27 (Call 04/03/27)	200	219,376
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	155	164,474
3.00%, 03/22/22	65	66,982
4.00%, 10/15/23	190	205,947
BGC Partners Inc., 5.38%, 07/24/23	75	82,069
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	100	110,318
4.00%, 04/01/24 (Call 02/01/24)	35	37,785
4.25%, 06/02/26 (Call 03/02/26)	100	112,000
4.85%, 03/29/29 (Call 12/29/28)	200	237,852
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(c)	600	606,102
2.28%, 01/28/26 (Call 01/28/25)(c)	600	611,490
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)	85	87,367
3.20%, 01/30/23 (Call 12/30/22)	270	280,268
3.20%, 02/05/25 (Call 01/05/25)	300	317,385
3.30%, 10/30/24 (Call 09/30/24)	345	367,984
3.45%, 04/30/21 (Call 03/30/21)	175	178,502
3.50%, 06/15/23	20	21,140
3.75%, 04/24/24 (Call 03/24/24)	200	216,196
3.75%, 07/28/26 (Call 06/28/26)	275	293,711
3.75%, 03/09/27 (Call 02/09/27)	400	437,116
3.80%, 01/31/28 (Call 12/31/27)	265	290,572
3.90%, 01/29/24 (Call 12/29/23)	120	128,988
4.20%, 10/29/25 (Call 09/29/25)	300	328,545
4.25%, 04/30/25 (Call 03/31/25)	200	222,856
4.75%, 07/15/21	275	287,210
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	200	208,232
3.00%, 03/10/25 (Call 12/10/24)	80	85,306
3.20%, 03/02/27 (Call 12/02/26)	215	232,892
3.20%, 01/25/28 (Call 10/25/27)	200	216,926
3.25%, 05/21/21 (Call 04/21/21)	200	203,928
3.25%, 05/22/29 (Call 02/22/29)	10	10,943
3.55%, 02/01/24 (Call 01/01/24)	100	107,097
3.85%, 05/21/25 (Call 03/21/25)	150	166,542
CME Group Inc.
3.00%, 09/15/22	175	182,738
3.00%, 03/15/25 (Call 12/15/24)	215	229,151

S c h e d u l e o f I n v e s t m e n t s	51

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 06/15/28 (Call 03/15/28)	$30	$33,839
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	175	188,377
3.85%, 11/21/22	200	212,340
3.95%, 11/06/24 (Call 08/06/24)	200	217,150
4.10%, 02/09/27 (Call 11/09/26)	150	163,906
4.50%, 01/30/26 (Call 11/30/25)	175	196,198
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	108	111,497
3.80%, 08/24/27 (Call 05/24/27)	11	12,097
4.50%, 06/20/28 (Call 03/20/28)	150	174,679
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	100	110,664
Franklin Resources Inc.
2.80%, 09/15/22	150	155,486
2.85%, 03/30/25	100	106,124
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	375	400,549
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	105	107,116
3.10%, 09/15/27 (Call 06/15/27)	150	160,798
3.45%, 09/21/23 (Call 08/21/23)	200	213,730
3.75%, 12/01/25 (Call 09/01/25)	215	235,247
4.00%, 10/15/23	220	238,205
International Lease Finance Corp.
4.63%, 04/15/21	25	25,791
5.88%, 08/15/22	160	175,182
8.63%, 01/15/22	250	278,945
Invesco Finance PLC
3.13%, 11/30/22	150	156,944
3.75%, 01/15/26	50	55,634
4.00%, 01/30/24	130	141,469
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	85	96,012
Jefferies Financial Group Inc., 5.50%, 10/18/23
(Call 01/18/23)	125	136,525
Jefferies Group LLC
5.13%, 01/20/23	140	152,804
6.88%, 04/15/21	200	210,788
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	150	169,590
Lazard Group LLC
3.75%, 02/13/25	140	153,034
4.38%, 03/11/29 (Call 12/11/28)	110	124,873
4.50%, 09/19/28 (Call 06/19/28)	105	120,608
Legg Mason Inc., 4.75%, 03/15/26	65	74,411
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	5	5,133
2.95%, 11/21/26 (Call 08/21/26)	215	232,196
2.95%, 06/01/29 (Call 03/01/29)	35	38,046
3.38%, 04/01/24	215	232,170
3.50%, 02/26/28 (Call 11/26/27)	105	117,649
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	115	125,945
4.25%, 06/01/24 (Call 03/01/24)	195	212,885
Nomura Holdings Inc.
2.65%, 01/16/25	200	204,920
3.10%, 01/16/30	200	207,056
ORIX Corp.
2.90%, 07/18/22	90	92,866
3.25%, 12/04/24	230	246,535
3.70%, 07/18/27	10	11,088
Security	Par (000)	Value

Diversified Financial Services (continued)
4.05%, 01/16/24	$200	$217,478
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	90	93,165
Raymond James Financial Inc., 3.63%, 09/15/26	175	191,548
Stifel Financial Corp., 4.25%, 07/18/24	145	159,588
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	35	35,805
3.70%, 08/04/26 (Call 05/04/26)	175	185,943
3.95%, 12/01/27 (Call 09/01/27)	95	101,859
4.25%, 08/15/24 (Call 05/15/24)	205	222,513
4.38%, 03/19/24 (Call 02/19/24)	105	113,818
4.50%, 07/23/25 (Call 04/23/25)	225	248,733
5.15%, 03/19/29 (Call 12/19/28)	185	215,682
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	140	143,314
3.30%, 04/01/27 (Call 01/01/27)	85	91,792
3.75%, 04/01/24 (Call 03/01/24)	200	216,950
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	10	10,219
2.75%, 09/15/27 (Call 06/15/27)	210	225,361
2.80%, 12/14/22 (Call 10/14/22)	470	487,907
3.15%, 12/14/25 (Call 09/14/25)	650	705,828
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	5	5,140
4.25%, 06/09/23 (Call 05/09/23)	200	214,598
		27,742,320
Electric — 1.5%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	125	127,595
3.95%, 06/01/28 (Call 03/01/28)	25	28,254
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)	170	185,609
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	10	10,296
3.65%, 02/15/26 (Call 11/15/25)	140	151,330
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	150	154,484
3.25%, 03/01/25 (Call 12/01/24)	15	16,197
3.80%, 05/15/28 (Call 02/15/28)	25	28,771
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	85	91,375
Series F, 2.95%, 12/15/22 (Call 09/15/22)	175	181,510
Series I, 3.65%, 12/01/21	25	25,971
Series J, 4.30%, 12/01/28 (Call 09/01/28)	155	179,079
Arizona Public Service Co., 2.95%, 09/15/27
(Call 06/15/27)	145	154,892
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	150	174,459
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	152	162,164
Baltimore Gas & Electric Co., 3.35%, 07/01/23
(Call 04/01/23)	165	174,281
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	60	64,947
3.75%, 11/15/23 (Call 08/15/23)	80	85,953
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	85	89,450
4.25%, 11/30/23 (Call 08/30/23)	250	270,033
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	100	100,620
2.25%, 08/01/22 (Call 05/01/22)	100	101,842
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	107,176

52	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	$65	$66,470
2.50%, 09/01/24 (Call 08/01/24)	45	46,467
3.85%, 02/01/24 (Call 01/01/24)	110	119,186
4.25%, 11/01/28 (Call 08/01/28)	110	125,871
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	145	153,754
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	15	15,770
3.70%, 08/15/28 (Call 05/15/28)	150	169,806
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	160	172,883
Connecticut Light & Power Co. (The), Series A, 3.20%,
03/15/27 (Call 12/15/26)	15	16,310
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	180	204,457
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	115,753
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	25	25,196
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	60	61,894
3.38%, 08/15/23 (Call 05/15/23)	150	159,792
3.80%, 11/15/28 (Call 08/15/28)	180	209,241
Delmarva Power & Light Co., 3.50%, 11/15/23
(Call 08/15/23)	25	26,759
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	170	187,603
4.25%, 06/01/28 (Call 03/01/28)	35	39,977
Series B, 2.75%, 01/15/22 (Call 12/15/21)	200	204,484
Series B, 2.75%, 09/15/22 (Call 06/15/22)	10	10,237
Series C, 2.00%, 08/15/21 (Call 07/15/21)	115	115,849
Series D, 2.85%, 08/15/26 (Call 05/15/26)	55	58,055
DTE Energy Co.
2.25%, 11/01/22	200	203,628
2.85%, 10/01/26 (Call 07/01/26)	180	188,683
3.80%, 03/15/27 (Call 12/15/26)	150	165,405
Series B, 3.30%, 06/15/22 (Call 04/15/22)	237	245,698
Series C, 3.40%, 06/15/29 (Call 03/15/29)	85	91,758
Series C, 3.50%, 06/01/24 (Call 03/01/24)	70	74,777
Series D, 3.70%, 08/01/23 (Call 07/01/23)	115	122,472
Series F, 3.85%, 12/01/23 (Call 09/01/23)	10	10,729
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	100	104,562
2.45%, 02/01/30 (Call 11/01/29)	600	625,848
2.50%, 03/15/23 (Call 01/15/23)	300	309,966
2.95%, 12/01/26 (Call 09/01/26)	60	64,614
3.05%, 03/15/23 (Call 02/15/23)	175	183,388
3.95%, 11/15/28 (Call 08/15/28)	25	28,836
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	260	260,993
2.65%, 09/01/26 (Call 06/01/26)	260	270,722
3.05%, 08/15/22 (Call 05/15/22)	200	207,260
3.15%, 08/15/27 (Call 05/15/27)	150	160,938
3.40%, 06/15/29 (Call 03/15/29)	25	27,466
3.55%, 09/15/21 (Call 06/15/21)	175	179,191
3.75%, 04/15/24 (Call 01/15/24)	300	323,676
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	105	110,214
3.20%, 01/15/27 (Call 10/15/26)	25	27,209
3.80%, 07/15/28 (Call 04/15/28)	175	199,983
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	125	128,830
Security	Par (000)	Value

Electric (continued)
3.00%, 09/15/21 (Call 06/15/21)	$150	$153,416
3.25%, 08/15/25 (Call 05/15/25)	165	178,881
3.38%, 09/01/23 (Call 08/01/23)	25	26,679
3.45%, 03/15/29 (Call 12/15/28)	50	55,893
3.70%, 09/01/28 (Call 06/01/28)	90	102,147
Edison International
2.40%, 09/15/22 (Call 08/15/22)	190	192,785
2.95%, 03/15/23 (Call 01/15/23)	100	102,465
3.13%, 11/15/22 (Call 10/15/22)	10	10,307
3.55%, 11/15/24 (Call 10/15/24)	175	185,444
4.13%, 03/15/28 (Call 12/15/27)	150	162,353
5.75%, 06/15/27 (Call 04/15/27)	30	35,341
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	150	152,409
3.55%, 06/15/26 (Call 03/15/26)	205	222,853
Enel Chile SA, 4.88%, 06/12/28	25	28,400
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	125	136,491
3.70%, 06/01/24 (Call 03/01/24)	175	189,600
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	225	234,682
4.00%, 07/15/22 (Call 05/15/22)	265	277,969
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	20	23,464
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	30	31,214
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	110	127,621
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	225	232,087
2.90%, 09/15/29 (Call 06/15/29)	200	207,618
4.85%, 06/01/21 (Call 03/01/21)	50	51,682
Evergy Kansas Central Inc., 3.10%, 04/01/27
(Call 01/01/27)	130	139,179
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	150	165,175
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	50	51,750
Series K, 2.75%, 03/15/22 (Call 02/15/22)	75	76,999
Series L, 2.90%, 10/01/24 (Call 08/01/24)	105	110,440
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	81,145
Series N, 3.80%, 12/01/23 (Call 11/01/23)	75	80,869
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	145	157,895
3.50%, 06/01/22 (Call 05/01/22)	250	259,192
3.95%, 06/15/25 (Call 03/15/25)	175	193,763
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	150	155,109
4.25%, 06/15/22 (Call 03/15/22)	150	158,126
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	220	226,712
Series B, 3.90%, 07/15/27 (Call 04/15/27)	315	349,036
Series B, 4.25%, 03/15/23 (Call 12/15/22)	299	320,618
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	250	262,462
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	195	204,810
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)	50	50,505
3.25%, 03/30/27 (Call 12/30/26)	175	187,969
Series A, 2.20%, 09/15/24 (Call 08/15/24)	110	112,269
Series B, 2.65%, 09/15/29 (Call 06/15/29)	120	123,972
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	90	97,913
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)	25	28,501

S c h e d u l e o f I n v e s t m e n t s	53

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	$125	$133,441
4.10%, 09/26/28 (Call 06/26/28)	100	115,395
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	115	118,188
3.25%, 06/30/26 (Call 03/30/26)	145	155,672
3.35%, 11/15/27 (Call 08/15/27)	120	130,393
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25
(Call 07/01/25)	15	16,280
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	5	5,399
3.50%, 10/15/24 (Call 07/15/24)	257	277,858
3.65%, 04/15/29 (Call 01/15/29)	260	295,126
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	110	112,507
2.40%, 03/15/30 (Call 12/15/29)	645	671,077
2.70%, 02/15/23 (Call 12/15/22)	150	153,230
2.85%, 01/27/25 (Call 10/27/24)	35	37,225
2.95%, 02/07/24 (Call 12/07/23)	30	31,754
3.05%, 02/15/22 (Call 11/15/21)	150	154,382
3.25%, 11/01/25 (Call 08/01/25)	175	188,694
3.40%, 11/15/23 (Call 08/15/23)	150	157,671
3.40%, 02/07/28 (Call 11/07/27)	175	194,938
3.70%, 03/15/29 (Call 12/15/28)	75	86,403
3.90%, 11/01/28 (Call 08/01/28)	100	116,461
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	54	61,426
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	300	307,662
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	81	84,783
2.80%, 01/15/23 (Call 12/15/22)	250	259,592
3.15%, 04/01/24 (Call 03/01/24)	250	266,365
3.20%, 02/25/22	50	51,708
3.25%, 04/01/26 (Call 02/01/26)	170	182,957
3.50%, 04/01/29 (Call 01/01/29)	255	281,877
3.55%, 05/01/27 (Call 02/01/27)	275	302,019
4.50%, 06/01/21 (Call 03/01/21)	135	139,082
Northern States Power Co./MN, 2.15%, 08/15/22
(Call 02/15/22)	155	157,666
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	175	178,687
3.20%, 05/15/27 (Call 02/15/27)	195	211,906
3.25%, 05/15/29 (Call 02/15/29)	165	182,373
Ohio Power Co., Series M, 5.38%, 10/01/21	170	181,013
Oklahoma Gas & Electric Co., 3.80%, 08/15/28
(Call 02/15/28)	100	113,353
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	10	10,518
2.95%, 04/01/25 (Call 01/01/25)	15	16,051
3.70%, 11/15/28 (Call 08/15/28)	55	62,718
4.10%, 06/01/22 (Call 03/01/22)	35	36,892
5.75%, 03/15/29 (Call 12/15/28)	10	13,061
7.00%, 09/01/22	375	426,079
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	160	164,438
3.85%, 06/15/21 (Call 03/15/21)	100	102,722
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	5	5,384
PNM Resources Inc., 3.25%, 03/09/21	125	126,835
Potomac Electric Power Co., 3.60%, 03/15/24
(Call 12/15/23)	175	188,086
Security	Par (000)	Value

Electric (continued)
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	$150	$160,095
3.50%, 12/01/22 (Call 09/01/22)	10	10,455
3.95%, 03/15/24 (Call 12/15/23)	150	161,817
4.20%, 06/15/22 (Call 03/15/22)	130	136,932
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	195	199,333
Progress Energy Inc., 3.15%, 04/01/22 (Call 01/01/22)	155	159,676
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	175	178,190
3.85%, 06/01/23 (Call 05/01/23)	213	226,340
Public Service Co. of Colorado, 3.70%, 06/15/28
(Call 12/15/27)	100	114,261
Public Service Co. of New Hampshire, 3.50%, 11/01/23
(Call 08/01/23)	125	133,579
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	60,311
2.25%, 09/15/26 (Call 06/15/26)	141	146,498
2.38%, 05/15/23 (Call 02/15/23)	125	129,009
3.00%, 05/15/27 (Call 02/15/27)	100	108,401
3.25%, 09/01/23 (Call 08/01/23)	125	132,698
3.70%, 05/01/28 (Call 02/01/28)	125	142,893
Public Service Enterprise Group Inc., 2.88%, 06/15/24
(Call 05/15/24)	100	105,144
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	235	253,048
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	100	103,145
3.00%, 08/15/21	183	186,501
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	249	257,102
2.90%, 02/01/23 (Call 01/01/23)	125	130,128
3.25%, 06/15/27 (Call 03/15/27)	125	134,006
3.40%, 02/01/28 (Call 11/01/27)	150	161,381
3.55%, 06/15/24 (Call 03/15/24)	60	64,486
3.75%, 11/15/25 (Call 08/15/25)	150	163,561
4.05%, 12/01/23 (Call 09/01/23)	100	107,749
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	298	312,110
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	380	403,317
3.88%, 06/01/21 (Call 03/01/21)	75	76,757
Series A, 2.90%, 03/01/21	25	25,340
Series A, 4.20%, 03/01/29 (Call 12/01/28)	95	110,182
Series B, 2.40%, 02/01/22 (Call 12/01/21)	10	10,155
Series B, 3.65%, 03/01/28 (Call 12/01/27)	10	11,129
Series D, 3.40%, 06/01/23 (Call 05/01/23)	195	206,597
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	270	272,411
2.95%, 07/01/23 (Call 05/01/23)	250	260,487
3.25%, 07/01/26 (Call 04/01/26)	375	402,435
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	75	78,089
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	115	128,369
Series E, 2.50%, 12/15/21 (Call 11/15/21)	70	71,176
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	25	26,224
Series M, 4.10%, 09/15/28 (Call 06/15/28)	165	186,862
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)	100	106,573
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	75	80,787
3.50%, 03/15/29 (Call 12/15/28)	35	39,268

54	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	$100	$102,265
3.45%, 02/15/24 (Call 11/15/23)	200	213,704
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	214,138
Series A, 3.15%, 01/15/26 (Call 10/15/25)	255	274,084
Series A, 3.50%, 03/15/27 (Call 12/15/26)	75	82,804
Series A, 3.80%, 04/01/28 (Call 01/01/28)	175	199,073
Series B, 2.95%, 11/15/26 (Call 08/15/26)	175	186,531
Series C, 2.75%, 03/15/23 (Call 12/15/22)	125	129,570
WEC Energy Group Inc.
3.10%, 03/08/22	45	46,252
3.55%, 06/15/25 (Call 03/15/25)	35	37,971
Wisconsin Electric Power Co., 2.95%, 09/15/21
(Call 06/15/21)	200	203,728
Wisconsin Power & Light Co., 3.05%, 10/15/27
(Call 07/15/27)	145	156,726
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	150	151,130
2.60%, 12/01/29 (Call 06/01/29)	200	205,086
3.30%, 06/01/25 (Call 12/01/24)	110	118,338
3.35%, 12/01/26 (Call 06/01/26)	175	190,444
4.00%, 06/15/28 (Call 12/15/27)	20	22,744
		32,482,100
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	30	30,644
2.63%, 02/15/23 (Call 11/15/22)	235	243,009
3.15%, 06/01/25 (Call 03/01/25)	125	134,071
		407,724
Electronics — 0.3%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	335	356,581
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	250	265,345
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24
(Call 08/01/24)	30	31,787
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	200	204,592
4.35%, 06/01/29 (Call 03/01/29)	10	11,529
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	235	244,254
3.50%, 04/01/22 (Call 02/01/22)	100	103,031
4.00%, 04/01/25 (Call 01/01/25)	100	107,929
4.50%, 03/01/23 (Call 12/01/22)	5	5,331
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	125	135,946
4.88%, 12/01/22	105	112,894
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	5	5,550
4.88%, 06/15/29 (Call 03/15/29)	50	55,551
5.00%, 02/15/23	225	244,046
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	175	176,582
3.15%, 06/15/26 (Call 03/15/26)	205	216,839
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	460	464,692
2.15%, 08/08/22 (Call 07/08/22)	75	76,591
2.50%, 11/01/26 (Call 08/01/26)	286	302,514
3.35%, 12/01/23	150	161,007
Security	Par (000)	Value

Electronics (continued)
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	$100	$106,157
3.50%, 02/15/28 (Call 11/15/27)	165	179,880
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	100	107,620
4.70%, 09/15/22	120	128,694
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	10	10,541
4.55%, 10/30/24 (Call 07/30/24)	150	166,764
4.60%, 04/06/27 (Call 01/06/27)	174	198,962
Legrand France SA, 8.50%, 02/15/25	115	153,373
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	100	102,822
2.95%, 09/15/29 (Call 06/15/29)	90	95,476
3.13%, 11/15/22 (Call 08/15/22)	250	260,037
3.80%, 12/15/26 (Call 09/15/26)	55	61,074
4.20%, 09/15/28 (Call 06/15/28)	320	368,736
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	66	67,421
4.95%, 02/15/27 (Call 11/16/26)	115	121,073
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	35	37,202
4.90%, 06/15/28 (Call 03/15/28)	125	143,394
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	50	53,715
3.70%, 02/15/26 (Call 11/15/25)	140	153,220
		5,798,752
Engineering & Construction — 0.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	144	138,934
4.25%, 09/15/28 (Call 06/15/28)(b)	50	46,862
		185,796
Environmental Control — 0.1%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	50	51,566
2.90%, 07/01/26 (Call 04/01/26)	25	26,476
3.20%, 03/15/25 (Call 12/15/24)	100	106,697
3.38%, 11/15/27 (Call 08/15/27)	40	43,960
3.55%, 06/01/22 (Call 03/01/22)	160	166,477
3.95%, 05/15/28 (Call 02/15/28)	226	258,216
4.75%, 05/15/23 (Call 02/15/23)	150	163,629
5.25%, 11/15/21	185	196,775
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	200	205,974
3.50%, 05/01/29 (Call 02/01/29)	100	110,936
4.25%, 12/01/28 (Call 09/01/28)	85	98,738
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	180	185,692
2.90%, 09/15/22 (Call 06/15/22)	70	72,430
2.95%, 06/15/24 (Call 05/15/24)	30	31,672
3.13%, 03/01/25 (Call 12/01/24)	50	53,449
3.15%, 11/15/27 (Call 08/15/27)	255	274,405
3.20%, 06/15/26 (Call 04/15/26)	55	59,666
3.45%, 06/15/29 (Call 03/15/29)	185	204,591
3.50%, 05/15/24 (Call 02/15/24)	200	215,594
4.60%, 03/01/21 (Call 12/01/20)	125	127,599
		2,654,542

S c h e d u l e o f I n v e s t m e n t s	55

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 0.4%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	$150	$158,398
3.65%, 03/15/23 (Call 02/15/23)	110	116,353
3.95%, 03/15/25 (Call 01/15/25)	150	163,863
4.15%, 03/15/28 (Call 12/15/27)	225	250,740
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	70	72,760
3.80%, 10/22/21	325	336,323
4.30%, 05/01/24 (Call 04/01/24)	230	250,438
4.60%, 11/01/25 (Call 09/01/25)	210	235,284
4.85%, 11/01/28 (Call 08/01/28)	190	221,272
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	225	231,318
3.20%, 04/16/21	55	56,109
3.20%, 02/10/27 (Call 11/10/26)	130	140,759
3.65%, 02/15/24 (Call 11/15/23)	285	305,822
4.00%, 04/17/25 (Call 02/17/25)	195	216,105
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	50	51,578
2.30%, 08/15/26 (Call 05/15/26)	175	183,652
2.45%, 11/15/29 (Call 08/15/29)	50	52,527
3.10%, 05/15/21	100	102,182
3.38%, 05/15/23 (Call 04/15/23)	150	159,436
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	135	143,316
JM Smucker Co. (The), 3.50%, 03/15/25	355	384,980
Kellogg Co.
2.65%, 12/01/23	156	161,435
3.25%, 04/01/26	165	177,550
3.40%, 11/15/27 (Call 08/15/27)	125	135,993
4.30%, 05/15/28 (Call 02/15/28)	115	131,837
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	180	186,536
2.80%, 08/01/22 (Call 07/01/22)	80	82,354
2.95%, 11/01/21 (Call 10/01/21)	160	163,478
3.70%, 08/01/27 (Call 05/01/27)	80	88,494
3.85%, 08/01/23 (Call 05/01/23)	120	129,024
4.00%, 02/01/24 (Call 11/01/23)	125	135,700
4.50%, 01/15/29 (Call 10/15/28)(b)	105	123,157
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	115	118,171
3.40%, 08/15/27 (Call 05/15/27)	300	325,845
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	225	239,841
3.63%, 02/13/26 (Call 12/13/25)	110	122,334
4.13%, 05/07/28 (Call 02/07/28)	220	255,895
Sysco Corp.
2.60%, 06/12/22	105	107,846
3.25%, 07/15/27 (Call 04/15/27)	150	162,277
3.30%, 07/15/26 (Call 04/15/26)	240	261,062
3.55%, 03/15/25 (Call 01/15/25)	125	136,191
3.75%, 10/01/25 (Call 07/01/25)	25	27,617
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	349	381,303
3.95%, 08/15/24 (Call 05/15/24)	297	324,529
4.00%, 03/01/26 (Call 01/01/26)	65	72,648
4.35%, 03/01/29 (Call 12/01/28)	70	82,133
4.50%, 06/15/22 (Call 03/15/22)	395	419,522
		8,385,987
Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	104,371
Security	Par (000)	Value

Forest Products & Paper (continued)
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	$5	$5,196
5.25%, 05/12/24	375	405,713
Georgia-Pacific LLC, 8.00%, 01/15/24	170	210,071
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	275	293,224
3.65%, 06/15/24 (Call 03/15/24)	271	291,059
3.80%, 01/15/26 (Call 10/15/25)	40	44,282
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	300	337,452
		1,691,368
Gas — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	45	47,386
3.00%, 06/15/27 (Call 03/15/27)	15	16,207
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	125	131,879
4.00%, 04/01/28 (Call 01/01/28)	90	101,446
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	10	10,615
3.60%, 12/15/24 (Call 09/15/24)	175	188,867
Series A, 2.50%, 11/15/24 (Call 10/15/24)	205	211,170
Series B, 3.00%, 11/15/29 (Call 08/15/29)	300	314,709
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	150	157,333
4.75%, 09/01/28 (Call 06/01/28)	50	55,477
5.20%, 07/15/25 (Call 04/15/25)	125	140,612
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	110	115,694
3.49%, 05/15/27 (Call 02/15/27)	220	240,678
3.65%, 06/15/23 (Call 05/15/23)	50	53,158
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	25	26,732
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29
(Call 03/01/29)	200	223,818
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	150	158,119
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	175	179,935
3.50%, 09/15/21 (Call 06/15/21)	35	35,853
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	55,599
		2,465,287
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	100	109,691
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	51,964
3.40%, 12/01/21 (Call 09/01/21)	155	159,616
3.40%, 03/01/26 (Call 01/01/26)	100	108,897
4.25%, 11/15/28 (Call 08/15/28)	55	64,558
		494,726
Health Care - Products — 0.3%
Abbott Laboratories
2.55%, 03/15/22	300	307,305
2.95%, 03/15/25 (Call 12/15/24)	225	240,214
3.40%, 11/30/23 (Call 09/30/23)	258	275,766
3.75%, 11/30/26 (Call 08/30/26)	395	444,391
3.88%, 09/15/25 (Call 06/15/25)	75	83,804
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	265	275,640
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)	185	197,719
3.75%, 03/01/26 (Call 01/01/26)	284	312,900

56	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.85%, 05/15/25	$99	$108,819
4.00%, 03/01/29 (Call 12/01/28)	180	206,363
Covidien International Finance SA, 3.20%, 06/15/22
(Call 03/15/22)	215	222,826
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	105	107,889
2.60%, 11/15/29 (Call 08/15/29)	45	46,940
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	50	57,774
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)	155	171,858
Medtronic Inc.
3.15%, 03/15/22	380	393,900
3.50%, 03/15/25	434	476,636
3.63%, 03/15/24 (Call 12/15/23)	155	167,329
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	305	307,617
3.38%, 05/15/24 (Call 02/15/24)	250	266,357
3.38%, 11/01/25 (Call 08/01/25)	215	234,816
3.50%, 03/15/26 (Call 12/15/25)	85	93,641
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	265	283,876
3.00%, 04/15/23 (Call 02/15/23)	200	208,290
3.20%, 08/15/27 (Call 05/15/27)	155	167,780
3.65%, 12/15/25 (Call 09/15/25)	125	138,039
4.15%, 02/01/24 (Call 11/01/23)	307	335,486
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	205	211,224
3.38%, 11/30/21 (Call 08/30/21)	100	102,588
3.55%, 04/01/25 (Call 01/01/25)	380	408,831
3.70%, 03/19/23 (Call 02/19/23)	145	153,684
		7,010,302
Health Care - Services — 0.5%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	212	217,495
2.80%, 06/15/23 (Call 04/15/23)	270	277,393
3.50%, 11/15/24 (Call 08/15/24)	215	230,491
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	35	35,939
2.88%, 09/15/29 (Call 06/15/29)	89	91,866
2.95%, 12/01/22 (Call 11/01/22)	160	165,832
3.13%, 05/15/22	175	181,139
3.30%, 01/15/23	225	235,150
3.35%, 12/01/24 (Call 10/01/24)	226	241,501
3.50%, 08/15/24 (Call 05/15/24)	220	235,347
3.65%, 12/01/27 (Call 09/01/27)	110	120,359
3.70%, 08/15/21 (Call 05/15/21)	110	112,908
4.10%, 03/01/28 (Call 12/01/27)	315	353,335
CommonSpirit Health
2.95%, 11/01/22	175	179,506
3.35%, 10/01/29 (Call 04/01/29)	200	212,590
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	389	425,788
4.75%, 05/01/23	93	101,191
5.00%, 03/15/24	50	55,564
5.25%, 04/15/25	760	863,983
5.25%, 06/15/26 (Call 12/15/25)	410	468,696
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	55	56,760
3.13%, 08/15/29 (Call 05/15/29)	100	105,907
Security	Par (000)	Value

Health Care - Services (continued)
3.15%, 12/01/22 (Call 09/01/22)	$125	$129,901
3.85%, 10/01/24 (Call 07/01/24)	100	108,301
3.95%, 03/15/27 (Call 12/15/26)	165	183,102
Laboratory Corp. of America Holdings
3.20%, 02/01/22	225	230,501
3.60%, 02/01/25 (Call 11/01/24)	370	398,335
3.60%, 09/01/27 (Call 06/01/27)	85	93,146
3.75%, 08/23/22 (Call 05/23/22)	330	345,767
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	145	150,345
3.45%, 06/01/26 (Call 03/01/26)	50	54,489
3.50%, 03/30/25 (Call 12/30/24)	150	162,935
4.20%, 06/30/29 (Call 03/30/29)	100	114,975
4.70%, 04/01/21	150	154,841
UnitedHealth Group Inc.
2.13%, 03/15/21	225	226,136
2.38%, 10/15/22	85	87,232
2.38%, 08/15/24	70	72,462
2.88%, 12/15/21	200	205,356
2.88%, 03/15/22 (Call 12/15/21)	225	231,030
2.88%, 03/15/23	235	245,340
2.95%, 10/15/27	60	64,098
3.10%, 03/15/26	250	268,642
3.15%, 06/15/21	100	102,226
3.35%, 07/15/22	150	156,522
3.38%, 04/15/27	250	272,002
3.45%, 01/15/27	200	218,696
3.50%, 06/15/23	125	132,826
3.50%, 02/15/24	125	134,009
3.75%, 07/15/25	350	387,754
3.85%, 06/15/28	205	232,445
3.88%, 12/15/28	106	121,088
		10,253,242
Holding Companies - Diversified — 0.0%
Apollo Investment Corp., 5.25%, 03/03/25	50	52,412
Ares Capital Corp.
3.25%, 07/15/25	350	356,825
3.50%, 02/10/23 (Call 01/10/23)	75	77,491
3.63%, 01/19/22 (Call 12/19/21)	100	102,579
4.20%, 06/10/24 (Call 05/10/24)	100	106,238
4.25%, 03/01/25 (Call 01/01/25)	175	187,560
FS KKR Capital Corp., 4.63%, 07/15/24 (Call 06/15/24)	50	52,400
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	90	92,857
4.00%, 03/30/25 (Call 02/28/25)	105	108,607
		1,136,969
Home Builders — 0.0%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	85	87,611
5.75%, 08/15/23 (Call 05/15/23)	105	118,398
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	115	121,525
		327,534
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	60	64,036
3.80%, 11/15/24 (Call 08/15/24)	100	107,594
4.40%, 03/15/29 (Call 12/15/28)	110	124,434

S c h e d u l e o f I n v e s t m e n t s	57

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Furnishings (continued)
Whirlpool Corp.
4.75%, 02/26/29 (Call 11/26/28)	$90	$104,673
4.85%, 06/15/21	195	203,225
		603,962
Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	60	64,267
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	108,971
3.80%, 11/15/21	150	156,121
3.90%, 05/15/28 (Call 02/15/28)	200	228,308
Kimberly-Clark Corp.
2.75%, 02/15/26	155	164,202
3.05%, 08/15/25	250	271,425
3.20%, 04/25/29 (Call 01/25/29)	25	27,950
3.95%, 11/01/28 (Call 08/01/28)	150	175,164
		1,196,408
Insurance — 0.8%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)	200	221,844
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	5	5,343
3.63%, 11/15/24	400	434,664
Alleghany Corp., 4.95%, 06/27/22	300	322,851
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	150	163,738
Allstate Corp. (The)
3.15%, 06/15/23	98	103,997
3.28%, 12/15/26 (Call 09/15/26)	155	169,348
American Financial Group Inc./OH, 3.50%, 08/15/26
(Call 05/15/26)	150	161,496
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	318	322,611
3.75%, 07/10/25 (Call 04/10/25)	220	239,831
3.90%, 04/01/26 (Call 01/01/26)	335	371,391
4.13%, 02/15/24	275	300,399
4.20%, 04/01/28 (Call 01/01/28)	220	249,808
4.25%, 03/15/29 (Call 12/15/28)	25	28,569
4.88%, 06/01/22	315	335,677
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)	200	224,000
Aon Corp.
2.20%, 11/15/22	100	101,786
3.75%, 05/02/29 (Call 02/02/29)	200	222,950
4.50%, 12/15/28 (Call 09/15/28)	125	147,060
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	75	75,479
3.50%, 06/14/24 (Call 03/14/24)	125	132,874
3.88%, 12/15/25 (Call 09/15/25)	140	155,228
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	185	212,428
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	25	27,535
Assurant Inc., 4.00%, 03/15/23	40	42,563
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	75	83,861
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	230	246,969
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	50	54,503
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	150	166,690
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	300	302,103
2.75%, 03/15/23 (Call 01/15/23)	410	425,248
3.00%, 02/11/23	50	52,473
Security	Par (000)	Value

Insurance (continued)
3.13%, 03/15/26 (Call 12/15/25)	$505	$547,329
3.40%, 01/31/22	225	233,838
3.75%, 08/15/21	47	48,736
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	315	319,139
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	100	114,982
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	311,643
2.88%, 11/03/22 (Call 09/03/22)	85	88,343
3.35%, 05/03/26 (Call 02/03/26)	45	49,164
Cincinnati Financial Corp., 6.92%, 05/15/28	74	100,632
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	45	48,311
3.90%, 05/01/29 (Call 02/01/29)	10	11,174
3.95%, 05/15/24 (Call 02/15/24)	185	200,420
4.50%, 03/01/26 (Call 12/01/25)	185	209,059
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	55	58,180
4.95%, 06/01/29 (Call 03/01/29)	100	113,275
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	25	26,482
4.35%, 04/20/28 (Call 01/20/28)	325	363,282
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	50	56,336
Fidelity National Financial Inc., 5.50%, 09/01/22	200	218,032
First American Financial Corp., 4.60%, 11/15/24	100	109,999
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	115	131,192
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	115	120,571
Lincoln National Corp.
3.35%, 03/09/25	117	125,885
3.63%, 12/12/26 (Call 09/15/26)	195	212,460
3.80%, 03/01/28 (Call 12/01/27)	60	66,636
4.20%, 03/15/22	51	53,641
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	200	222,922
Manulife Financial Corp., 4.15%, 03/04/26	255	287,482
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	10	10,849
3.50%, 11/01/27 (Call 08/01/27)	90	98,050
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	125	127,926
3.30%, 03/14/23 (Call 01/14/23)	145	152,540
3.50%, 06/03/24 (Call 03/03/24)	265	283,039
3.50%, 03/10/25 (Call 12/10/24)	80	86,099
3.75%, 03/14/26 (Call 12/14/25)	200	218,924
3.88%, 03/15/24 (Call 02/15/24)	77	83,107
4.38%, 03/15/29 (Call 12/15/28)	115	134,077
4.80%, 07/15/21 (Call 04/15/21)	250	259,702
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	45	49,154
MetLife Inc.
3.00%, 03/01/25	140	150,524
3.05%, 12/15/22	125	130,349
3.60%, 04/10/24	225	243,342
3.60%, 11/13/25 (Call 08/13/25)	115	126,639
Series D, 4.37%, 09/15/23	302	333,015
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	75	80,753
4.88%, 10/01/24 (Call 09/01/24)	230	259,021
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	100	108,481
Primerica Inc., 4.75%, 07/15/22	175	187,866

58	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	$90	$96,828
3.40%, 05/15/25 (Call 02/15/25)	150	162,561
3.70%, 05/15/29 (Call 02/15/29)	81	91,069
Progressive Corp. (The)
2.45%, 01/15/27	250	260,945
3.75%, 08/23/21	100	103,662
Prudential Financial Inc.
3.50%, 05/15/24	330	356,908
3.88%, 03/27/28 (Call 12/27/27)	160	180,190
4.50%, 11/16/21	250	262,475
4.50%, 09/15/47 (Call 09/15/27)(c)	50	52,860
5.20%, 03/15/44 (Call 03/15/24)(c)	200	211,048
5.63%, 06/15/43 (Call 06/15/23)(c)	20	21,270
5.70%, 09/15/48 (Call 09/15/28)(b)(c)	200	226,902
5.88%, 09/15/42 (Call 09/15/22)(c)	250	261,970
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	150	165,789
3.95%, 09/15/26 (Call 06/15/26)	25	27,722
5.00%, 06/01/21	200	208,778
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	150	167,335
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	175	197,741
Unum Group
4.00%, 03/15/24	225	243,796
4.00%, 06/15/29 (Call 03/15/29)	35	38,572
Voya Financial Inc.
3.65%, 06/15/26	150	165,775
4.70%, 01/23/48 (Call 01/23/28)(c)	200	200,000
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	30	31,021
4.50%, 09/15/28 (Call 06/15/28)	200	229,416
Willis Towers Watson PLC, 5.75%, 03/15/21	100	104,137
WR Berkley Corp., 4.63%, 03/15/22	380	403,575
XLIT Ltd., 4.45%, 03/31/25	170	190,279
		18,340,543
Internet — 0.3%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	100	103,563
3.13%, 11/28/21 (Call 09/28/21)	200	205,222
3.40%, 12/06/27 (Call 09/06/27)	370	403,359
3.60%, 11/28/24 (Call 08/28/24)	200	214,794
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	320	331,232
3.38%, 02/25/24	200	216,282
3.63%, 05/19/21	245	251,799
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	100	102,854
2.50%, 11/29/22 (Call 08/29/22)	250	257,793
2.80%, 08/22/24 (Call 06/22/24)	330	347,968
3.15%, 08/22/27 (Call 05/22/27)	620	681,721
3.30%, 12/05/21 (Call 10/05/21)	385	396,342
3.80%, 12/05/24 (Call 09/05/24)	199	220,215
5.20%, 12/03/25 (Call 09/03/25)	230	273,629
Baidu Inc.
3.50%, 11/28/22	300	313,758
3.63%, 07/06/27(b)	375	407,479
3.88%, 09/29/23 (Call 08/29/23)	200	213,352
4.13%, 06/30/25	200	221,176
Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	$135	$139,543
3.55%, 03/15/28 (Call 12/15/27)	100	109,430
3.60%, 06/01/26 (Call 03/01/26)	330	360,829
3.65%, 03/15/25 (Call 12/15/24)	80	86,366
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	225	230,481
2.75%, 01/30/23 (Call 12/30/22)	240	246,590
2.88%, 08/01/21 (Call 06/01/21)	150	152,352
3.45%, 08/01/24 (Call 05/01/24)	100	106,044
3.60%, 06/05/27 (Call 03/05/27)	128	137,382
3.80%, 03/09/22 (Call 02/09/22)	75	78,023
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)	300	293,130
5.00%, 02/15/26 (Call 11/15/25)	210	234,358
		7,337,066
Iron & Steel — 0.1%
ArcelorMittal SA
3.60%, 07/16/24	105	109,021
4.25%, 07/16/29	200	207,044
4.55%, 03/11/26	185	200,268
6.13%, 06/01/25	200	227,996
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	65	72,855
4.00%, 08/01/23 (Call 05/01/23)	340	361,770
4.13%, 09/15/22 (Call 06/15/22)	141	148,410
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	100	107,533
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	5	5,181
3.45%, 04/15/30 (Call 01/15/30)	30	31,428
Vale Overseas Ltd., 6.25%, 08/10/26	315	369,615
		1,841,121
Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	130	136,469
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	75	74,872
5.25%, 11/15/22	216	231,809
		443,150
Lodging — 0.1%
Choice Hotels International Inc., 5.75%, 07/01/22	100	108,203
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	89,389
4.38%, 09/15/28 (Call 06/15/28)	50	55,968
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	100	103,696
3.50%, 08/18/26 (Call 06/18/26)	145	151,777
3.90%, 08/08/29 (Call 05/08/29)	240	253,450
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	40	40,423
2.88%, 03/01/21 (Call 02/01/21)	100	101,209
3.25%, 09/15/22 (Call 06/15/22)	250	258,440
3.75%, 03/15/25 (Call 12/15/24)	65	70,294
Series R, 3.13%, 06/15/26 (Call 03/15/26)	325	340,408
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	200	215,412
5.13%, 08/08/25 (Call 06/08/25)	200	224,800
5.40%, 08/08/28 (Call 05/08/28)	300	340,497
		2,353,966

S c h e d u l e o f I n v e s t m e n t s	59

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	$295	$304,266
3.38%, 04/03/23 (Call 03/03/23)	150	158,492
3.80%, 04/03/28 (Call 01/03/28)	217	245,609
Caterpillar Financial Services Corp.
1.70%, 08/09/21	180	180,801
1.90%, 09/06/22	200	203,030
1.93%, 10/01/21	25	25,162
2.15%, 11/08/24	5	5,144
2.40%, 06/06/22	105	107,198
2.55%, 11/29/22	300	309,468
2.85%, 05/17/24	5	5,270
2.90%, 03/15/21	25	25,362
2.95%, 02/26/22	269	277,667
3.15%, 09/07/21	175	179,823
3.25%, 12/01/24	65	69,811
3.30%, 06/09/24	180	192,998
3.45%, 05/15/23	250	266,612
Series I, 2.65%, 05/17/21	50	50,837
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	265	271,071
2.60%, 09/19/29 (Call 06/19/29)	70	73,232
3.40%, 05/15/24 (Call 02/15/24)	20	21,358
3.90%, 05/27/21	265	273,255
CNH Industrial Capital LLC
3.88%, 10/15/21	50	51,609
4.38%, 04/05/22	346	365,030
4.88%, 04/01/21	55	56,813
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	90	96,914
4.50%, 08/15/23	89	96,760
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	125	127,645
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	35	37,298
3.15%, 11/15/25 (Call 08/15/25)	130	140,366
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	15	15,907
John Deere Capital Corp.
1.95%, 06/13/22	60	60,668
2.05%, 01/09/25	300	307,809
2.15%, 09/08/22	75	76,368
2.25%, 09/14/26	100	103,782
2.45%, 01/09/30	300	311,997
2.65%, 01/06/22	190	194,482
2.65%, 06/24/24	140	146,700
2.70%, 01/06/23	60	62,230
2.80%, 03/04/21	225	228,431
2.80%, 03/06/23	380	395,789
2.80%, 09/08/27	100	106,967
2.80%, 07/18/29	25	26,818
2.95%, 04/01/22	50	51,693
3.05%, 01/06/28	100	108,939
3.13%, 09/10/21	30	30,835
3.15%, 10/15/21	185	190,741
3.35%, 06/12/24	175	188,307
3.45%, 06/07/23	250	265,985
3.45%, 03/13/25	225	244,955
3.45%, 03/07/29	250	281,187
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	60	65,513
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	50	56,752
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)(a)	300	308,673
Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	$125	$132,626
3.50%, 03/01/29 (Call 12/01/28)	85	96,820
Wabtec Corp., 4.40%, 03/15/24 (Call 02/15/24)	180	195,597
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	200	208,990
4.95%, 09/15/28 (Call 06/15/28)	208	236,904
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	100	108,519
4.88%, 10/01/21	80	84,225
		9,114,110
Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	150	150,451
1.75%, 02/14/23 (Call 01/14/23)	50	50,626
2.00%, 06/26/22	60	61,094
2.00%, 02/14/25 (Call 01/14/25)	240	245,544
2.25%, 03/15/23 (Call 02/15/23)	100	102,876
2.25%, 09/19/26 (Call 06/19/26)	55	56,973
2.38%, 08/26/29 (Call 05/26/29)	155	158,970
2.75%, 03/01/22 (Call 02/01/22)	95	97,676
2.88%, 10/15/27 (Call 07/15/27)	36	38,334
3.00%, 09/14/21 (Call 08/14/21)	130	133,270
3.00%, 08/07/25	150	161,979
3.25%, 02/14/24 (Call 01/14/24)	200	213,332
3.38%, 03/01/29 (Call 12/01/28)	105	115,946
3.63%, 09/14/28 (Call 06/14/28)	175	196,530
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	40	39,954
3.50%, 12/01/24 (Call 10/01/24)	5	5,378
3.75%, 11/15/22 (Call 08/15/22)	80	83,902
3.75%, 12/01/27 (Call 09/01/27)	10	11,023
Eaton Corp.
2.75%, 11/02/22	603	623,327
3.10%, 09/15/27 (Call 06/15/27)	100	108,342
General Electric Co.
2.70%, 10/09/22	435	444,405
3.10%, 01/09/23	255	264,381
3.15%, 09/07/22	225	232,911
3.38%, 03/11/24	190	201,170
3.45%, 05/15/24 (Call 02/13/24)	145	153,707
4.65%, 10/17/21	250	261,405
5.55%, 01/05/26	25	29,519
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)	46	49,925
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	320	339,930
3.38%, 09/15/21 (Call 06/15/21)	225	231,462
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	50	56,060
4.25%, 06/15/23	325	354,627
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	25	27,283
3.80%, 03/21/29 (Call 12/21/28)	169	189,648
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	175	188,608
3.25%, 06/14/29 (Call 03/14/29)	30	32,525
3.30%, 11/21/24 (Call 08/21/24)	180	193,550
3.50%, 09/15/22	25	26,299
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	100	112,532

60	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing (continued)
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	$210	$226,605
3.90%, 09/17/29 (Call 06/17/29)	80	88,353
4.30%, 03/01/24 (Call 12/01/23)	30	32,681
		6,393,113
Media — 0.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	10	10,595
4.20%, 03/15/28 (Call 12/15/27)	275	299,164
4.46%, 07/23/22 (Call 05/23/22)	863	914,556
4.50%, 02/01/24 (Call 01/01/24)	184	199,530
4.91%, 07/23/25 (Call 04/23/25)	933	1,048,617
5.05%, 03/30/29 (Call 12/30/28)	220	254,256
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	315	383,138
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	155	155,921
2.35%, 01/15/27 (Call 10/15/26)	346	356,788
2.75%, 03/01/23 (Call 02/01/23)	315	327,764
2.85%, 01/15/23	50	52,135
3.00%, 02/01/24 (Call 01/01/24)	330	348,553
3.13%, 07/15/22	350	365,018
3.15%, 03/01/26 (Call 12/01/25)	515	555,350
3.30%, 02/01/27 (Call 11/01/26)	189	205,834
3.38%, 02/15/25 (Call 11/15/24)	270	291,781
3.38%, 08/15/25 (Call 05/15/25)	150	162,926
3.55%, 05/01/28 (Call 02/01/28)	375	417,450
3.60%, 03/01/24	270	291,514
3.70%, 04/15/24 (Call 03/15/24)	385	418,079
3.95%, 10/15/25 (Call 08/15/25)	325	364,084
4.15%, 10/15/28 (Call 07/15/28)	690	801,863
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	170	176,069
3.25%, 04/01/23	100	104,775
3.30%, 05/15/22	160	165,946
3.45%, 03/15/25 (Call 12/15/24)	155	164,982
3.90%, 11/15/24 (Call 08/15/24)	150	162,683
3.95%, 06/15/25 (Call 03/15/25)	5	5,490
3.95%, 03/20/28 (Call 12/20/27)	367	397,989
4.13%, 05/15/29 (Call 02/15/29)	130	143,957
4.38%, 06/15/21	150	155,288
4.90%, 03/11/26 (Call 12/11/25)	95	108,343
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(a)	228	247,339
4.71%, 01/25/29 (Call 10/25/28)(a)	400	470,780
Grupo Televisa SAB, 6.63%, 03/18/25	100	121,127
NBCUniversal Media LLC
2.88%, 01/15/23	285	297,189
4.38%, 04/01/21	75	77,291
TCI Communications Inc., 7.13%, 02/15/28	5	6,703
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	25	26,815
4.30%, 11/23/23 (Call 08/23/23)	25	27,235
Time Warner Cable LLC, 4.00%, 09/01/21 (Call 06/01/21)	210	215,504
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	125	148,200
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	243	247,605
2.35%, 12/01/22	225	231,975
2.45%, 03/04/22	175	179,135
	Par
Security	(000)	Value

Media (continued)
2.55%, 02/15/22	$150	$154,101
2.75%, 08/16/21	200	204,202
2.95%, 06/15/27(b)	175	190,059
3.00%, 02/13/26	115	125,092
3.15%, 09/17/25	215	235,167
3.75%, 06/01/21	175	180,255
ViacomCBS Inc.
2.50%, 02/15/23 (Call 01/15/23)	215	220,854
2.90%, 06/01/23 (Call 05/01/23)	50	51,940
2.90%, 01/15/27 (Call 10/15/26)	225	232,412
3.38%, 03/01/22 (Call 12/01/21)	200	205,726
3.38%, 02/15/28 (Call 11/15/27)	90	95,877
3.50%, 01/15/25 (Call 10/15/24)	160	170,042
3.70%, 08/15/24 (Call 05/15/24)	200	215,144
3.70%, 06/01/28 (Call 03/01/28)	10	10,833
3.88%, 12/15/21	100	104,325
3.88%, 04/01/24 (Call 01/01/24)	100	107,750
4.00%, 01/15/26 (Call 10/15/25)	175	192,176
4.25%, 09/01/23 (Call 06/01/23)	355	383,080
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	272	276,167
2.00%, 09/01/29 (Call 06/01/29)	225	226,955
3.00%, 09/15/22	255	266,110
3.38%, 11/15/26 (Call 08/15/26)	85	94,009
3.70%, 09/15/24 (Call 06/15/24)	20	21,891
3.70%, 10/15/25 (Call 07/15/25)	130	144,672
		16,216,175
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	320	342,829
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	150	160,608
4.50%, 12/15/28 (Call 09/15/28)	50	56,477
		559,914
Mining — 0.1%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	150	154,451
3.25%, 11/21/21	230	237,155
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	120	130,541
5.95%, 03/15/24 (Call 12/15/23)	150	167,043
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	210	215,481
3.70%, 03/15/23 (Call 12/15/22)	225	238,612
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	613	676,586
Southern Copper Corp.
3.50%, 11/08/22	120	124,050
3.88%, 04/23/25	125	133,899
		2,077,818
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	115	132,800

Oil & Gas — 1.7%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	126	128,580
4.38%, 10/15/28 (Call 07/15/28)	170	181,907
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	300	303,753
2.52%, 09/19/22 (Call 08/19/22)	165	170,042

S c h e d u l e o f I n v e s t m e n t s	61

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
2.75%, 05/10/23	$269	$278,431
3.02%, 01/16/27 (Call 10/16/26)	425	449,879
3.12%, 05/04/26 (Call 02/04/26)	330	353,146
3.22%, 11/28/23 (Call 09/28/23)	325	343,548
3.22%, 04/14/24 (Call 02/14/24)	310	330,041
3.25%, 05/06/22	150	156,314
3.41%, 02/11/26 (Call 12/11/25)	150	162,981
3.59%, 04/14/27 (Call 01/14/27)	5	5,461
3.79%, 02/06/24 (Call 01/06/24)	10	10,804
3.80%, 09/21/25 (Call 07/21/25)	195	215,502
3.94%, 09/21/28 (Call 06/21/28)	280	317,260
4.23%, 11/06/28 (Call 08/06/28)	25	28,958
BP Capital Markets PLC
3.06%, 03/17/22	135	139,672
3.51%, 03/17/25	300	325,809
3.54%, 11/04/24	328	358,012
3.56%, 11/01/21	416	430,964
3.72%, 11/28/28 (Call 08/28/28)	50	56,002
3.81%, 02/10/24	50	54,186
3.99%, 09/26/23	275	298,042
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	120	124,074
3.80%, 04/15/24 (Call 01/15/24)	185	197,917
3.85%, 06/01/27 (Call 03/01/27)	275	292,748
3.90%, 02/01/25 (Call 11/01/24)	160	173,597
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	300	308,685
4.25%, 04/15/27 (Call 01/15/27)	230	242,583
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	250	251,993
2.36%, 12/05/22 (Call 09/05/22)	310	317,731
2.41%, 03/03/22 (Call 01/03/22)	168	171,750
2.57%, 05/16/23 (Call 03/16/23)	100	103,443
2.90%, 03/03/24 (Call 01/03/24)	210	221,206
2.95%, 05/16/26 (Call 02/16/26)	385	411,769
3.19%, 06/24/23 (Call 03/24/23)	460	485,585
3.33%, 11/17/25 (Call 08/17/25)	185	201,620
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	240	247,687
4.38%, 06/01/24 (Call 03/01/24)	170	180,982
4.38%, 03/15/29 (Call 12/15/28)	55	58,275
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	500	524,870
3.00%, 05/09/23	500	517,300
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	231,450
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	550	603,834
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	370	384,682
4.38%, 01/15/25 (Call 03/30/20)	150	153,894
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	10	10,751
4.95%, 03/15/26 (Call 12/15/25)	265	311,142
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	75	75,997
4.38%, 01/15/28 (Call 10/15/27)	225	218,738
4.50%, 04/15/23 (Call 01/15/23)	110	114,169
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	175	206,868
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	165	167,153
3.25%, 12/01/26 (Call 10/01/26)	160	161,936
	Par
Security	(000)	Value

Oil & Gas (continued)
3.50%, 12/01/29 (Call 09/01/29)	$300	$297,525
Ecopetrol SA
4.13%, 01/16/25	350	369,435
5.38%, 06/26/26 (Call 03/26/26)	250	280,563
5.88%, 09/18/23	380	421,629
Eni USA Inc., 7.30%, 11/15/27	75	99,717
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	280	315,860
Equinor ASA
2.45%, 01/17/23	435	447,850
2.65%, 01/15/24	60	62,743
2.75%, 11/10/21	135	138,345
3.25%, 11/10/24	385	414,807
3.63%, 09/10/28 (Call 06/10/28)	330	372,055
Exxon Mobil Corp.
1.90%, 08/16/22	55	55,839
2.02%, 08/16/24 (Call 07/16/24)	50	51,100
2.22%, 03/01/21 (Call 02/01/21)	522	525,711
2.28%, 08/16/26 (Call 06/16/26)	233	240,936
2.40%, 03/06/22 (Call 01/06/22)	260	265,483
2.44%, 08/16/29 (Call 05/16/29)	138	143,607
2.71%, 03/06/25 (Call 12/06/24)	394	414,283
2.73%, 03/01/23 (Call 01/01/23)	221	228,960
3.04%, 03/01/26 (Call 12/01/25)	445	479,412
3.18%, 03/15/24 (Call 12/15/23)	175	185,747
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	20	22,324
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	170	176,538
4.30%, 04/01/27 (Call 01/01/27)	160	169,046
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	250	285,268
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	107,232
4.40%, 04/15/29 (Call 01/15/29)	230	248,096
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	60	61,139
3.85%, 06/01/25 (Call 03/01/25)	299	315,774
4.40%, 07/15/27 (Call 04/15/27)	201	219,932
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	130	131,677
3.63%, 09/15/24 (Call 06/15/24)	215	229,244
3.80%, 04/01/28 (Call 01/01/28)	50	54,944
4.75%, 12/15/23 (Call 10/15/23)	223	243,367
5.13%, 03/01/21	305	315,166
5.13%, 12/15/26 (Call 09/15/26)	55	64,437
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	250	265,568
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	110	109,024
3.85%, 01/15/28 (Call 10/15/27)	185	191,710
3.90%, 11/15/24 (Call 08/15/24)	40	42,745
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	75	76,190
2.70%, 08/15/22	115	116,753
2.70%, 02/15/23 (Call 11/15/22)	245	248,124
2.90%, 08/15/24 (Call 07/15/24)	69	69,968
3.00%, 02/15/27 (Call 11/15/26)	40	40,368
3.13%, 02/15/22 (Call 11/15/21)	120	122,495
3.20%, 08/15/26 (Call 06/15/26)	170	174,816
3.40%, 04/15/26 (Call 01/15/26)	275	281,053
3.50%, 06/15/25 (Call 03/15/25)	217	224,753
3.50%, 08/15/29 (Call 05/15/29)	475	475,427
4.85%, 03/15/21 (Call 02/15/21)	279	287,136

62	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
5.55%, 03/15/26 (Call 12/15/25)	$225	$258,485
6.95%, 07/01/24	160	188,315
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	205	202,714
Petroleos Mexicanos
3.50%, 01/30/23	335	333,898
4.25%, 01/15/25	250	250,995
4.50%, 01/23/26	290	284,061
4.63%, 09/21/23	300	310,767
4.88%, 01/24/22	317	327,033
4.88%, 01/18/24	280	291,771
5.35%, 02/12/28	525	509,728
5.95%, 01/28/31 (Call 10/28/30)(a)	444	431,208
6.49%, 01/23/27 (Call 11/23/26)(a)	100	104,828
6.50%, 03/13/27	800	838,896
6.50%, 01/23/29	450	464,049
6.84%, 01/23/30 (Call 10/23/29)(a)	280	293,572
6.88%, 08/04/26	650	708,110
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	71	78,967
4.30%, 04/01/22	511	537,516
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	294	308,803
4.45%, 01/15/26 (Call 10/15/25)	135	152,518
Shell International Finance BV
1.75%, 09/12/21	260	261,173
1.88%, 05/10/21	250	251,128
2.00%, 11/07/24 (Call 10/07/24)	200	203,426
2.25%, 01/06/23	235	240,762
2.38%, 08/21/22	110	112,967
2.38%, 11/07/29 (Call 08/07/29)	205	209,391
2.50%, 09/12/26	235	245,411
2.88%, 05/10/26	380	405,190
3.25%, 05/11/25	470	504,333
3.40%, 08/12/23	210	224,009
3.50%, 11/13/23 (Call 10/13/23)	225	239,888
3.88%, 11/13/28 (Call 08/13/28)	162	183,624
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	30	32,404
Total Capital Canada Ltd., 2.75%, 07/15/23	175	182,866
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	100	101,156
2.43%, 01/10/25 (Call 10/10/24)	100	103,867
2.70%, 01/25/23	320	330,954
2.88%, 02/17/22	275	283,019
3.46%, 02/19/29 (Call 11/19/28)	200	220,764
3.70%, 01/15/24	225	243,938
3.75%, 04/10/24	239	259,960
Total Capital SA, 3.88%, 10/11/28.	65	74,300
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	385	412,658
3.65%, 03/15/25	135	146,696
4.00%, 04/01/29 (Call 01/01/29)	260	281,260
		36,587,022
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	50	51,301
3.34%, 12/15/27 (Call 09/15/27)	312	328,414
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	220	232,232
3.80%, 11/15/25 (Call 08/15/25)	450	497,079
	Par
Security	(000)	Value

Oil & Gas Services (continued)
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	$107	$108,742
3.60%, 12/01/29 (Call 09/01/29)	100	102,559
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	280	299,085
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	145	149,984
		1,769,396
Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(a)	150	155,319
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	10	10,558
3.65%, 09/15/24 (Call 06/15/24)	40	43,086
4.50%, 11/01/23 (Call 08/01/23)	225	246,753
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	175	186,002
4.90%, 03/01/22	50	53,004
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	100	105,385
3.38%, 09/15/27 (Call 06/15/27)	95	101,466
3.75%, 03/15/25 (Call 01/15/25)	170	185,150
3.90%, 06/01/28 (Call 03/01/28)	115	126,920
4.65%, 03/15/26 (Call 01/15/26)	160	183,429
4.90%, 03/15/29 (Call 12/15/28)	75	87,948
		1,485,020
Pharmaceuticals — 2.1%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	545	549,758
2.30%, 11/21/22(a)	500	508,995
2.60%, 11/21/24 (Call 10/21/24)(a)	510	527,768
2.85%, 05/14/23 (Call 03/14/23)	325	337,171
2.90%, 11/06/22	750	776,730
2.95%, 11/21/26 (Call 09/21/26)(a)	810	850,873
3.20%, 05/14/26 (Call 02/14/26)	400	424,460
3.20%, 11/21/29 (Call 08/21/29)(a)	760	803,373
3.38%, 11/14/21	150	154,913
3.60%, 05/14/25 (Call 02/14/25)	685	739,807
4.25%, 11/14/28 (Call 08/14/28)	205	234,358
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	300	311,757
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	500	517,930
3.80%, 03/15/25 (Call 12/15/24)	550	599,527
3.85%, 06/15/24 (Call 03/15/24)	220	236,504
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	150	153,611
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	135	143,531
3.40%, 05/15/24 (Call 02/15/24)	195	206,831
3.45%, 12/15/27 (Call 09/15/27)	175	189,851
3.50%, 11/15/21 (Call 08/15/21)	150	154,068
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	95	97,093
3.13%, 06/12/27 (Call 03/12/27)	65	69,740
3.38%, 11/16/25	455	490,458
3.50%, 08/17/23 (Call 07/17/23)	230	245,829
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	290	298,569
3.13%, 11/08/21	280	287,235
3.36%, 06/06/24 (Call 04/06/24)	270	287,288
3.70%, 06/06/27 (Call 03/06/27)	239	263,815
3.73%, 12/15/24 (Call 09/15/24)	383	414,900

S c h e d u l e o f I n v e s t m e n t s	63

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.00%, 08/01/22	$200	$202,754
2.25%, 08/15/21(a)	200	202,584
2.90%, 07/26/24 (Call 06/26/24)(a)	520	547,368
3.20%, 06/15/26 (Call 04/15/26)(a)	400	434,404
3.25%, 08/15/22(a)	260	271,375
3.25%, 02/20/23 (Call 01/20/23)(a)	25	26,297
3.25%, 11/01/23	200	213,048
3.25%, 02/27/27	130	143,209
3.40%, 07/26/29 (Call 04/26/29)(a)	860	964,335
3.45%, 11/15/27 (Call 08/15/27)(a)	82	91,112
3.55%, 08/15/22(a)	230	241,813
3.63%, 05/15/24 (Call 02/15/24)(a)	175	188,764
3.88%, 08/15/25 (Call 05/15/25)(a)	570	636,251
3.90%, 02/20/28 (Call 11/20/27)(a)	405	462,826
4.00%, 08/15/23(a)	350	379,554
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	170	173,611
3.08%, 06/15/24 (Call 04/15/24)	270	280,965
3.41%, 06/15/27 (Call 03/15/27)	285	304,568
3.50%, 11/15/24 (Call 08/15/24)	185	197,154
3.75%, 09/15/25 (Call 06/15/25)	5	5,438
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(a)	250	259,722
3.05%, 11/30/22 (Call 10/31/22)(a)	250	259,042
3.05%, 10/15/27 (Call 07/15/27)(a)	175	183,012
3.25%, 04/15/25 (Call 01/15/25)(a)	255	270,501
3.40%, 09/17/21	125	128,255
3.40%, 03/01/27 (Call 12/01/26)(a)	140	149,650
3.50%, 06/15/24 (Call 03/17/24)(a)	250	266,685
3.75%, 07/15/23 (Call 06/15/23)	390	415,806
3.90%, 02/15/22(a)	250	260,700
4.00%, 02/15/22 (Call 11/15/21)(a)	150	155,975
4.13%, 11/15/25 (Call 09/15/25)	125	139,024
4.38%, 10/15/28 (Call 07/15/28)	525	597,256
4.50%, 02/25/26 (Call 11/27/25)(a)	400	452,056
4.75%, 11/15/21(a)	300	315,243
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	215	216,202
2.63%, 08/15/24 (Call 07/15/24)	45	46,389
2.75%, 12/01/22 (Call 09/01/22)	360	370,584
2.88%, 06/01/26 (Call 03/01/26)	375	389,730
3.00%, 08/15/26 (Call 06/15/26)	25	26,233
3.25%, 08/15/29 (Call 05/15/29)	310	326,492
3.35%, 03/09/21	266	270,128
3.38%, 08/12/24 (Call 05/12/24)	310	329,927
3.50%, 07/20/22 (Call 05/20/22)	345	359,680
3.70%, 03/09/23 (Call 02/09/23)	975	1,029,619
3.88%, 07/20/25 (Call 04/20/25)	260	283,343
4.00%, 12/05/23 (Call 09/05/23)	295	317,157
4.10%, 03/25/25 (Call 01/25/25)	690	756,226
4.30%, 03/25/28 (Call 12/25/27)	1,610	1,802,942
4.75%, 12/01/22 (Call 09/01/22)	235	252,933
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	215	234,176
3.38%, 03/15/29 (Call 12/15/28)	290	323,037
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	415	433,497
3.38%, 05/15/23	208	220,076
3.63%, 05/15/25	118	130,232
	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.88%, 05/15/28	$310	$353,304
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	680	703,113
2.88%, 06/01/22 (Call 05/01/22)	85	87,711
3.00%, 06/01/24 (Call 05/01/24)	150	159,852
3.13%, 05/14/21	250	255,685
3.38%, 06/01/29 (Call 03/01/29)	25	27,802
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	225	225,452
2.05%, 03/01/23 (Call 01/01/23)	225	230,177
2.45%, 03/01/26 (Call 12/01/25)	452	477,235
2.90%, 01/15/28 (Call 10/15/27)	35	38,148
2.95%, 03/03/27 (Call 12/03/26)	215	233,565
3.38%, 12/05/23	250	271,005
3.55%, 05/15/21	300	308,247
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	220	225,610
2.85%, 03/15/23 (Call 12/15/22)	135	139,022
3.80%, 03/15/24 (Call 12/15/23)	155	166,096
3.95%, 02/16/28 (Call 11/16/27)	70	77,560
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	245	275,155
Merck & Co. Inc.
2.35%, 02/10/22	375	383,355
2.75%, 02/10/25 (Call 11/10/24)	570	604,479
2.80%, 05/18/23	430	449,230
2.90%, 03/07/24 (Call 02/07/24)	100	106,083
3.40%, 03/07/29 (Call 12/07/28)	350	392,777
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	50	53,960
4.55%, 04/15/28 (Call 01/15/28)	70	77,605
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	545	554,369
3.95%, 06/15/26 (Call 03/15/26)	564	611,122
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	342	350,577
2.40%, 09/21/22	310	318,984
3.10%, 05/17/27 (Call 02/17/27)	275	299,472
3.40%, 05/06/24	470	508,639
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	250	266,260
4.38%, 03/15/26 (Call 12/15/25)	200	218,146
Pfizer Inc.
1.95%, 06/03/21	100	100,769
2.20%, 12/15/21	280	284,158
2.75%, 06/03/26	375	402,165
2.80%, 03/11/22	50	51,556
2.95%, 03/15/24 (Call 02/15/24)	65	68,863
3.00%, 09/15/21	125	128,381
3.00%, 06/15/23	250	264,370
3.00%, 12/15/26	391	424,391
3.20%, 09/15/23 (Call 08/15/23)	75	79,829
3.40%, 05/15/24	260	281,128
3.45%, 03/15/29 (Call 12/15/28)	184	206,798
3.60%, 09/15/28 (Call 06/15/28)	530	601,958
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	173	184,479
3.63%, 06/19/28 (Call 03/19/28)	200	229,242
4.00%, 03/29/21	375	384,829

64	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	$993	$1,006,137
2.88%, 09/23/23 (Call 07/23/23)	225	233,577
3.20%, 09/23/26 (Call 06/23/26)	595	637,882
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)	285	312,408
5.00%, 11/26/28 (Call 08/26/28)	250	306,120
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	150	161,061
3.25%, 08/20/21	95	97,575
3.25%, 02/01/23 (Call 11/01/22)	235	246,527
3.90%, 08/20/28 (Call 05/20/28)	140	159,860
4.50%, 11/13/25 (Call 08/13/25)	75	85,679
		45,205,242
Pipelines — 1.0%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	150	155,495
4.80%, 05/03/29 (Call 02/03/29)	100	105,707
4.95%, 12/15/24 (Call 09/15/24)	95	104,712
5.95%, 06/01/26 (Call 03/01/26)	140	161,465
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	365	364,817
5.13%, 06/30/27 (Call 01/01/27)	220	239,778
5.88%, 03/31/25 (Call 10/02/24)	200	223,932
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	215	240,460
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	150	153,807
4.15%, 09/15/29 (Call 06/15/29)	100	94,729
4.40%, 03/15/27 (Call 12/15/26)	205	203,151
4.95%, 05/15/28 (Call 02/15/28)	151	149,372
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	155	160,487
5.88%, 10/15/25 (Call 07/15/25)	125	150,890
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	10	10,385
3.50%, 06/10/24 (Call 03/10/24)	185	197,645
3.70%, 07/15/27 (Call 04/15/27)	225	244,899
4.25%, 12/01/26 (Call 09/01/26)	230	263,511
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	35	35,708
3.60%, 02/01/23 (Call 11/01/22)	150	155,484
3.75%, 05/15/30 (Call 02/15/30)	115	116,393
4.05%, 03/15/25 (Call 12/15/24)	225	240,453
4.20%, 04/15/27 (Call 01/15/27)	25	26,892
4.50%, 04/15/24 (Call 03/15/24)	267	289,375
4.65%, 06/01/21 (Call 03/01/21)	325	334,643
4.75%, 01/15/26 (Call 10/15/25)	490	539,774
4.90%, 02/01/24 (Call 11/01/23)	70	76,256
4.95%, 06/15/28 (Call 03/15/28)	274	304,661
5.20%, 02/01/22 (Call 11/01/21)	345	363,709
5.25%, 04/15/29 (Call 01/15/29)	270	303,361
5.50%, 06/01/27 (Call 03/01/27)	225	257,186
Energy Transfer Partners LP/Regency Energy
Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	225	240,489
5.88%, 03/01/22 (Call 12/01/21)	155	165,912
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	420	429,920
2.85%, 04/15/21 (Call 03/15/21)	155	157,272
	Par
Security	(000)	Value

Pipelines (continued)
3.13%, 07/31/29 (Call 04/30/29)	$205	$213,930
3.35%, 03/15/23 (Call 12/15/22)	410	429,184
3.50%, 02/01/22	100	103,632
3.70%, 02/15/26 (Call 11/15/25)	85	93,216
3.75%, 02/15/25 (Call 11/15/24)	264	286,546
3.90%, 02/15/24 (Call 11/15/23)	295	319,057
3.95%, 02/15/27 (Call 11/15/26)	165	183,038
4.15%, 10/16/28 (Call 07/16/28)	60	67,540
5.38%, 02/15/78 (Call 02/15/28)(c)	200	200,414
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	100	102,262
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	175	183,449
3.50%, 03/01/21 (Call 01/01/21)	137	138,686
3.50%, 09/01/23 (Call 06/01/23)	25	26,326
3.95%, 09/01/22 (Call 06/01/22)	200	209,612
4.15%, 03/01/22	150	157,832
4.25%, 09/01/24 (Call 06/01/24)	165	180,484
4.30%, 05/01/24 (Call 02/01/24)	125	135,895
5.00%, 10/01/21 (Call 07/01/21)	100	104,441
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	245	254,771
4.30%, 06/01/25 (Call 03/01/25)	300	330,768
4.30%, 03/01/28 (Call 12/01/27)	280	312,474
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	50	52,453
3.50%, 12/01/22 (Call 11/01/22)(a)	295	307,251
4.00%, 02/15/25 (Call 11/15/24)	10	10,701
4.00%, 03/15/28 (Call 12/15/27)	329	350,030
4.13%, 03/01/27 (Call 12/01/26)	320	343,376
4.25%, 12/01/27 (Call 09/01/27)(a)	95	102,066
4.50%, 07/15/23 (Call 04/15/23)	75	80,885
4.80%, 02/15/29 (Call 11/15/28)	25	28,163
4.88%, 12/01/24 (Call 09/01/24)	224	248,405
4.88%, 06/01/25 (Call 03/01/25)	275	305,563
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	10	10,993
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	45	46,162
3.40%, 09/01/29 (Call 06/01/29)	100	103,467
4.00%, 07/13/27 (Call 04/13/27)	80	86,690
4.25%, 02/01/22 (Call 11/01/21)	100	104,411
4.35%, 03/15/29 (Call 12/15/28)	210	233,283
4.55%, 07/15/28 (Call 04/15/28)	130	145,579
7.50%, 09/01/23 (Call 06/01/23)	35	41,111
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	283	292,905
4.90%, 03/15/25 (Call 12/15/24)	55	61,873
5.00%, 09/15/23 (Call 06/15/23)	100	110,073
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	105	106,610
3.61%, 02/15/25 (Call 11/15/24)	10	10,697
3.75%, 03/01/28 (Call 12/01/27)	145	156,355
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	205	213,538
3.65%, 06/01/22 (Call 03/01/22)	75	77,195
3.85%, 10/15/23 (Call 07/15/23)	155	162,612
4.50%, 12/15/26 (Call 09/15/26)	150	164,055
4.65%, 10/15/25 (Call 07/15/25)	285	309,607
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	84	89,150
5.00%, 03/15/27 (Call 09/15/26)	205	227,901

S c h e d u l e o f I n v e s t m e n t s	65

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
5.63%, 04/15/23 (Call 01/15/23)	$275	$303,344
5.63%, 03/01/25 (Call 12/01/24)	535	608,862
5.75%, 05/15/24 (Call 02/15/24)	400	450,460
5.88%, 06/30/26 (Call 12/31/25)	390	452,306
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	108	116,686
3.50%, 03/15/25 (Call 12/15/24)	155	166,552
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	103,694
4.25%, 04/01/24 (Call 01/01/24)	67	71,528
4.40%, 04/01/21 (Call 03/01/21)	75	76,773
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	120	130,441
4.38%, 03/13/25 (Call 12/13/24)	125	136,801
4.65%, 06/15/21 (Call 03/15/21)	50	51,274
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	131,759
TransCanada PipeLines Ltd.
2.50%, 08/01/22	340	347,840
3.75%, 10/16/23 (Call 07/16/23)	200	214,430
4.25%, 05/15/28 (Call 02/15/28)	365	411,333
4.88%, 01/15/26 (Call 10/15/25)	75	85,686
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(c)	100	105,424
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	190	208,913
7.85%, 02/01/26 (Call 11/01/25)	175	229,940
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)	10	11,270
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	75	76,445
4.00%, 07/01/22 (Call 04/01/22)	180	184,334
4.65%, 07/01/26 (Call 04/01/26)	280	296,696
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	250	259,255
3.60%, 03/15/22 (Call 01/15/22)	335	346,869
3.75%, 06/15/27 (Call 03/15/27)	370	391,068
3.90%, 01/15/25 (Call 10/15/24)	273	295,738
4.00%, 11/15/21 (Call 08/15/21)	170	175,984
4.00%, 09/15/25 (Call 06/15/25)	75	81,227
4.30%, 03/04/24 (Call 12/04/23)	120	130,158
		22,532,537
Real Estate — 0.0%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	30	34,503
5.25%, 03/15/25 (Call 12/15/24)	200	229,062
		263,565
Real Estate Investment Trusts — 1.5%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	10	10,458
3.45%, 04/30/25 (Call 02/28/25)	125	135,634
3.80%, 04/15/26 (Call 02/15/26)	100	109,394
3.95%, 01/15/27 (Call 10/15/26)	100	111,884
3.95%, 01/15/28 (Call 10/15/27)	100	112,398
4.00%, 01/15/24 (Call 12/15/23)	70	75,940
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	100	102,204
3.30%, 07/15/26 (Call 05/15/26)	200	214,214
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	160	179,150
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
2.25%, 01/15/22	$180	$182,392
2.40%, 03/15/25 (Call 02/15/25)	125	128,660
2.75%, 01/15/27 (Call 11/15/26)	175	181,590
2.90%, 01/15/30 (Call 10/15/29)	215	223,004
2.95%, 01/15/25 (Call 12/15/24)	100	105,285
3.13%, 01/15/27 (Call 10/15/26)	75	79,085
3.38%, 05/15/24 (Call 04/15/24)	100	106,224
3.38%, 10/15/26 (Call 07/15/26)	270	291,476
3.50%, 01/31/23	367	386,965
3.55%, 07/15/27 (Call 04/15/27)	205	222,667
3.60%, 01/15/28 (Call 10/15/27)	45	48,969
3.80%, 08/15/29 (Call 05/15/29)	225	248,119
3.95%, 03/15/29 (Call 12/15/28)	100	111,672
4.00%, 06/01/25 (Call 03/01/25)	130	142,930
4.40%, 02/15/26 (Call 11/15/25)	85	95,464
4.70%, 03/15/22	315	335,021
5.00%, 02/15/24	255	286,951
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	275	284,633
2.95%, 05/11/26 (Call 02/11/26)	270	284,315
3.20%, 01/15/28 (Call 10/15/27)	10	10,906
3.35%, 05/15/27 (Call 02/15/27)	100	110,259
3.45%, 06/01/25 (Call 03/03/25)	150	162,696
3.50%, 11/15/25 (Call 08/15/25)	57	62,490
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	245	256,968
3.13%, 09/01/23 (Call 06/01/23)	250	262,427
3.20%, 01/15/25 (Call 10/15/24)	225	240,959
3.40%, 06/21/29 (Call 03/21/29)	25	27,479
3.65%, 02/01/26 (Call 11/03/25)	240	260,710
3.80%, 02/01/24 (Call 11/01/23)	250	269,770
3.85%, 02/01/23 (Call 11/01/22)	175	185,864
4.13%, 05/15/21 (Call 02/15/21)	225	230,805
4.50%, 12/01/28 (Call 09/01/28)	50	59,061
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	109,575
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	200	209,576
3.65%, 06/15/24 (Call 04/15/24)	175	186,734
3.88%, 08/15/22 (Call 06/15/22)	20	21,038
3.90%, 03/15/27 (Call 12/15/26)	100	109,527
4.13%, 06/15/26 (Call 03/15/26)	150	166,650
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	51,658
4.10%, 10/15/28 (Call 07/15/28)	110	127,778
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	260	276,091
Columbia Property Trust Operating Partnership LP, 3.65% 08/15/26 (Call 05/15/26)	150	160,053
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	127,583
5.00%, 07/01/25 (Call 04/01/25)	100	111,059
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	185	186,547
3.20%, 09/01/24 (Call 07/01/24)	159	168,219
3.65%, 09/01/27 (Call 06/01/27)	45	49,254
3.70%, 06/15/26 (Call 03/15/26)	240	261,494
3.80%, 02/15/28 (Call 11/15/27)	275	302,571
4.00%, 03/01/27 (Call 12/01/26)	100	111,335

66	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.45%, 02/15/26 (Call 11/15/25)	$240	$270,149
4.88%, 04/15/22	75	79,939
5.25%, 01/15/23	335	367,411
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	21,313
4.00%, 11/15/25 (Call 08/15/25)	125	138,436
4.38%, 12/15/23 (Call 09/15/23)	100	108,803
4.38%, 02/15/29 (Call 11/15/28)	100	115,980
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	215	218,105
3.45%, 11/15/29 (Call 08/15/29)	300	306,261
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	200	217,730
3.63%, 10/01/22 (Call 07/03/22)	318	332,507
3.70%, 08/15/27 (Call 05/15/27)	220	241,958
4.45%, 07/15/28 (Call 04/15/28)	111	127,378
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	110	119,183
3.75%, 12/01/24 (Call 09/01/24)	20	21,736
3.88%, 10/15/22 (Call 07/15/22)	200	210,356
4.00%, 09/15/28 (Call 06/15/28)	25	28,710
4.38%, 06/15/22 (Call 03/13/20)	200	211,102
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	50	55,423
4.75%, 12/15/26 (Call 09/15/26)	169	191,651
4.95%, 04/15/28 (Call 01/15/28)	160	182,114
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	80	81,994
2.90%, 11/18/26 (Call 09/18/26)	115	119,741
3.20%, 11/18/29 (Call 08/18/29)	355	373,478
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	200	213,692
3.00%, 04/15/23 (Call 01/15/23)	275	287,974
3.00%, 07/01/29 (Call 04/01/29)	10	10,808
3.25%, 08/01/27 (Call 05/01/27)	50	54,390
4.15%, 12/01/28 (Call 09/01/28)	125	146,081
4.63%, 12/15/21 (Call 09/15/21)	100	104,915
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	130	136,341
3.50%, 04/01/25 (Call 01/01/25)	75	81,221
3.88%, 05/01/24 (Call 02/01/24)	390	423,423
4.00%, 03/01/29 (Call 12/01/28)	10	11,398
Federal Realty Investment Trust, 3.20%, 06/15/29 (Call 03/15/29)	100	108,825
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	25	28,685
5.38%, 11/01/23 (Call 08/01/23)	200	218,846
5.38%, 04/15/26 (Call 01/15/26)	300	338,706
5.75%, 06/01/28 (Call 03/03/28)	225	263,842
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	20	21,730
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	100	107,951
3.75%, 07/01/27 (Call 04/01/27)	150	164,188
Healthpeak Properties Inc.
3.15%, 08/01/22 (Call 05/01/22)	250	258,577
3.40%, 02/01/25 (Call 11/01/24)	25	26,712
3.88%, 08/15/24 (Call 05/17/24)	285	308,037
4.00%, 06/01/25 (Call 03/01/25)	392	430,851
4.25%, 11/15/23 (Call 08/15/23)	118	128,480
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	$150	$171,076
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	275	293,703
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	273,095
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	100	116,172
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	190	203,739
4.38%, 10/01/25 (Call 07/01/25)	100	112,386
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	195	204,060
3.13%, 06/01/23 (Call 03/01/23)	150	156,629
3.20%, 05/01/21 (Call 03/01/21)	133	135,338
3.30%, 02/01/25 (Call 12/01/24)	90	96,236
3.80%, 04/01/27 (Call 01/01/27)	150	165,910
Liberty Property LP, 4.40%, 02/15/24 (Call 03/05/20)	250	277,372
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	150	167,716
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	140	150,766
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	90	103,381
4.30%, 10/15/23 (Call 07/15/23)	300	326,586
National Retail Properties Inc., 3.50%, 10/15/27 (Call 07/15/27)	105	114,864
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	85	89,753
4.50%, 02/01/25 (Call 11/01/24)	100	108,029
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	200	209,936
4.50%, 04/01/27 (Call 01/01/27)	150	166,155
4.75%, 01/15/28 (Call 10/15/27)	154	173,720
4.95%, 04/01/24 (Call 01/01/24)	150	165,594
5.25%, 01/15/26 (Call 10/15/25)	150	172,666
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	27,280
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	150	156,489
4.45%, 03/15/24 (Call 12/15/23)	100	110,293
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	40	40,353
2.25%, 04/15/30 (Call 01/15/30)	320	321,853
3.75%, 11/01/25 (Call 08/01/25)	250	277,630
3.88%, 09/15/28 (Call 06/15/28)	50	57,682
4.25%, 08/15/23 (Call 05/15/23)	225	244,825
4.38%, 02/01/29 (Call 11/01/28)	25	29,709
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	100	108,108
3.39%, 05/01/29 (Call 02/01/29)	55	61,425
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	320	329,360
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	130	138,657
3.25%, 10/15/22 (Call 07/15/22)	325	338,806
3.65%, 01/15/28 (Call 10/15/27)	105	117,168
3.88%, 07/15/24 (Call 04/15/24)	100	109,278
3.88%, 04/15/25 (Call 02/15/25)	100	111,228
4.65%, 08/01/23 (Call 05/01/23)	250	272,987
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	200	212,300
3.60%, 02/01/27 (Call 11/01/26)	61	66,387
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	100	111,211

S c h e d u l e o f I n v e s t m e n t s	67

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Sabra Health Care LP/Sabra Capital Corp.
3.90%, 10/15/29 (Call 07/15/29)	$100	$106,255
4.80%, 06/01/24 (Call 05/01/24)	50	54,059
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	150	152,871
4.35%, 10/01/24 (Call 09/01/24)	50	52,669
4.65%, 03/15/24 (Call 09/15/23)	175	185,169
4.75%, 10/01/26 (Call 08/01/26)	300	324,594
4.95%, 10/01/29 (Call 07/01/29)	50	53,752
5.00%, 08/15/22 (Call 02/15/22)	245	257,919
5.25%, 02/15/26 (Call 08/15/25)	50	53,973
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	70	71,096
2.35%, 01/30/22 (Call 10/30/21)	100	101,731
2.45%, 09/13/29 (Call 06/13/29)	100	102,021
2.63%, 06/15/22 (Call 03/15/22)	100	102,376
2.75%, 02/01/23 (Call 11/01/22)	200	207,376
2.75%, 06/01/23 (Call 03/01/23)	96	99,554
3.25%, 11/30/26 (Call 08/30/26)	200	217,518
3.30%, 01/15/26 (Call 10/15/25)	225	244,217
3.38%, 10/01/24 (Call 07/01/24)	298	318,940
3.38%, 06/15/27 (Call 03/15/27)	175	191,126
3.38%, 12/01/27 (Call 09/01/27)	32	35,043
3.75%, 02/01/24 (Call 11/01/23)	200	215,236
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	75	78,833
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	100	112,118
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	100	116,023
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	25	25,550
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	140	148,869
3.50%, 07/01/27 (Call 04/01/27)	100	109,553
3.50%, 01/15/28 (Call 10/15/27)	100	107,892
3.75%, 07/01/24 (Call 04/01/24)	135	146,108
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	100	103,559
3.10%, 01/15/23 (Call 12/15/22)	36	37,526
3.13%, 06/15/23 (Call 03/15/23)	85	88,907
3.25%, 10/15/26 (Call 07/15/26)	300	322,176
3.50%, 04/15/24 (Call 03/15/24)	180	192,647
3.50%, 02/01/25 (Call 11/01/24)	75	80,743
3.75%, 05/01/24 (Call 02/01/24)	100	107,344
3.85%, 04/01/27 (Call 01/01/27)	100	109,809
4.00%, 03/01/28 (Call 12/01/27)	10	11,175
4.13%, 01/15/26 (Call 10/15/25)	50	54,704
4.40%, 01/15/29 (Call 10/15/28)	81	92,531
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	10	10,422
4.60%, 02/06/24 (Call 11/06/23)	100	110,046
4.88%, 06/01/26 (Call 03/01/26)	255	292,072
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	75	80,913
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	75	77,732
3.63%, 03/15/24 (Call 02/15/24)	106	113,440
3.75%, 03/15/23 (Call 12/15/22)	20	21,176
4.00%, 06/01/25 (Call 03/01/25)	259	285,239
4.13%, 03/15/29 (Call 12/15/28)	95	108,397
4.25%, 04/15/28 (Call 01/15/28)	275	314,097
4.50%, 01/15/24 (Call 10/15/23)	230	252,508
Weyerhaeuser Co., 4.63%, 09/15/23	155	170,498
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	$50	$53,826
4.60%, 04/01/24 (Call 01/01/24)	305	333,243
		32,506,047
Retail — 0.9%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	52,429
4.50%, 12/01/23 (Call 09/01/23)	225	246,107
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	125	130,458
4.50%, 10/01/25 (Call 07/01/25)	45	49,851
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)	50	52,799
3.13%, 04/21/26 (Call 01/21/26)	180	191,432
3.25%, 04/15/25 (Call 01/15/25)	165	176,532
3.70%, 04/15/22 (Call 01/15/22)	200	208,396
3.75%, 06/01/27 (Call 03/01/27)	5	5,515
3.75%, 04/18/29 (Call 01/18/29)	105	117,856
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	25	28,494
5.50%, 03/15/21 (Call 12/15/20)	213	219,356
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	225	227,331
2.25%, 02/15/22.	195	198,756
2.30%, 05/18/22 (Call 04/18/22)	115	117,847
3.00%, 05/18/27 (Call 02/18/27)	275	299,241
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	150	163,185
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	200	209,204
3.88%, 04/15/27 (Call 01/15/27)	150	167,337
4.13%, 05/01/28 (Call 02/01/28)	125	143,143
4.15%, 11/01/25 (Call 08/01/25)	25	27,855
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	30	32,930
4.20%, 05/15/28 (Call 02/15/28)	305	340,728
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	295	297,581
2.13%, 09/15/26 (Call 06/15/26)	205	211,900
2.63%, 06/01/22 (Call 05/01/22)	225	231,302
2.70%, 04/01/23 (Call 01/01/23)	150	156,113
2.80%, 09/14/27 (Call 06/14/27)	255	272,373
2.95%, 06/15/29 (Call 03/15/29)	460	496,009
3.00%, 04/01/26 (Call 01/01/26)	275	296,983
3.25%, 03/01/22	25	25,877
3.35%, 09/15/25 (Call 06/15/25)	165	181,091
3.75%, 02/15/24 (Call 11/15/23)	250	272,490
3.90%, 12/06/28 (Call 09/06/28)	140	161,661
4.40%, 04/01/21 (Call 01/01/21)	132	135,299
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	40	41,412
4.25%, 07/17/25 (Call 04/17/25)	150	162,556
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	375	387,937
3.10%, 05/03/27 (Call 02/03/27)	250	265,912
3.12%, 04/15/22 (Call 01/15/22)	75	77,204
3.13%, 09/15/24 (Call 06/15/24)	105	111,724
3.38%, 09/15/25 (Call 06/15/25)	200	217,044
3.65%, 04/05/29 (Call 01/05/29)	230	255,006
3.80%, 11/15/21 (Call 08/15/21)	240	248,534
6.50%, 03/15/29	5	6,635

68	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	$106	$106,029
3.63%, 06/01/24 (Call 03/01/24)	125	127,344
3.88%, 01/15/22 (Call 10/15/21)	116	118,137
McDonald’s Corp.
2.63%, 01/15/22	320	327,133
2.63%, 09/01/29 (Call 06/01/29)	300	312,003
3.25%, 06/10/24	125	134,618
3.35%, 04/01/23 (Call 03/01/23)	200	211,816
3.38%, 05/26/25 (Call 02/26/25)	5	5,366
3.50%, 03/01/27 (Call 12/01/26)	236	258,875
3.70%, 01/30/26 (Call 10/30/25)	275	302,890
3.80%, 04/01/28 (Call 01/01/28)	135	151,617
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	175	179,777
4.00%, 03/15/27 (Call 12/15/26)	55	58,523
6.95%, 03/15/28	90	110,794
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	215	234,982
3.60%, 09/01/27 (Call 06/01/27)	150	166,029
3.85%, 06/15/23 (Call 03/15/23)	190	202,967
3.90%, 06/01/29 (Call 03/01/29)	10	11,386
4.35%, 06/01/28 (Call 03/01/28)	5	5,809
4.63%, 09/15/21 (Call 06/15/21)	115	119,621
QVC Inc.
4.38%, 03/15/23	110	113,776
4.45%, 02/15/25 (Call 11/15/24)	155	157,754
4.85%, 04/01/24	100	104,666
5.13%, 07/02/22	120	127,016
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	210	219,547
2.70%, 06/15/22 (Call 04/15/22)	180	184,669
3.10%, 03/01/23 (Call 02/01/23)	200	209,284
3.50%, 03/01/28 (Call 12/01/27)	205	226,802
3.55%, 08/15/29 (Call 05/15/29)	35	39,246
3.80%, 08/15/25 (Call 06/15/25)	255	281,306
3.85%, 10/01/23 (Call 07/01/23)	145	156,220
4.00%, 11/15/28 (Call 08/15/28)	5	5,763
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	170	175,348
2.50%, 04/15/26	211	223,595
2.90%, 01/15/22	297	306,035
3.38%, 04/15/29 (Call 01/15/29)	10	11,125
3.50%, 07/01/24	260	284,133
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	300	309,648
2.50%, 05/15/23 (Call 02/15/23)	125	128,823
Walgreen Co., 3.10%, 09/15/22	175	180,806
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	400	421,476
3.80%, 11/18/24 (Call 08/18/24)(b)	425	453,075
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	275	283,283
2.38%, 09/24/29 (Call 06/24/29)	275	287,787
2.55%, 04/11/23 (Call 01/11/23)	95	98,646
2.65%, 12/15/24 (Call 10/15/24)	305	322,147
2.85%, 07/08/24 (Call 06/08/24)	475	503,619
3.05%, 07/08/26 (Call 05/08/26)	340	369,529
3.13%, 06/23/21	395	403,994
3.30%, 04/22/24 (Call 01/22/24)	325	350,051
	Par
Security	(000)	Value

Retail (continued)
3.40%, 06/26/23 (Call 05/26/23)	$520	$555,090
3.55%, 06/26/25 (Call 04/26/25)	340	374,578
3.70%, 06/26/28 (Call 03/26/28)	138	156,872
5.88%, 04/05/27	175	222,327
		19,313,177
Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	183	192,161

Semiconductors — 0.7%
Altera Corp., 4.10%, 11/15/23	260	285,176
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	75	76,280
2.88%, 06/01/23 (Call 03/01/23)	150	155,644
3.50%, 12/05/26 (Call 09/05/26)	285	310,792
3.90%, 12/15/25 (Call 09/15/25)	80	89,049
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	220	241,518
3.90%, 10/01/25 (Call 07/01/25)	215	240,858
4.30%, 06/15/21	250	259,755
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	200	204,168
3.00%, 01/15/22 (Call 12/15/21)	585	596,911
3.13%, 01/15/25 (Call 11/15/24)	270	278,969
3.50%, 01/15/28 (Call 10/15/27)	100	102,499
3.63%, 01/15/24 (Call 11/15/23)	505	530,124
3.88%, 01/15/27 (Call 10/15/26)	900	951,039
Broadcom Inc.
3.13%, 10/15/22(a)	300	310,134
3.63%, 10/15/24 (Call 09/15/24)(a)	400	420,988
4.25%, 04/15/26 (Call 02/15/26)(a)	558	600,313
4.75%, 04/15/29 (Call 01/15/29)(a)	500	556,735
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	50	50,285
2.45%, 11/15/29 (Call 08/15/29)	10	10,405
2.60%, 05/19/26 (Call 02/19/26)	305	321,699
2.88%, 05/11/24 (Call 03/11/24)	325	343,671
3.10%, 07/29/22	300	313,170
3.15%, 05/11/27 (Call 02/11/27)	235	256,155
3.30%, 10/01/21	607	626,157
3.70%, 07/29/25 (Call 04/29/25)	358	396,181
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	34	38,695
4.13%, 11/01/21 (Call 03/02/20)	250	260,517
4.65%, 11/01/24 (Call 08/01/24)	329	369,740
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	80	81,363
3.75%, 03/15/26 (Call 01/15/26)	30	33,179
3.80%, 03/15/25 (Call 12/15/24)	200	219,610
4.00%, 03/15/29 (Call 12/15/28)	190	214,947
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	115	122,162
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	250	269,175
4.64%, 02/06/24 (Call 01/06/24)	55	59,944
4.98%, 02/06/26 (Call 12/06/25)	165	184,109
5.33%, 02/06/29 (Call 11/06/28)	110	127,542
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	235	237,653
3.20%, 09/16/26 (Call 06/16/26)	225	245,146

S c h e d u l e o f I n v e s t m e n t s	69

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(a)	$125	$137,818
5.35%, 03/01/26 (Call 01/01/26)(a)	55	63,747
5.55%, 12/01/28 (Call 09/01/28)(a)	10	12,084
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(a)	70	75,570
4.30%, 06/18/29 (Call 03/18/29)(a)	305	341,347
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	100	103,260
2.90%, 05/20/24 (Call 03/20/24)	277	291,584
3.00%, 05/20/22	420	434,423
3.25%, 05/20/27 (Call 02/20/27)	475	513,085
3.45%, 05/20/25 (Call 02/20/25)	350	379,099
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	10	10,234
2.63%, 05/15/24 (Call 03/15/24)	55	57,686
2.75%, 03/12/21 (Call 02/12/21)	425	430,606
2.90%, 11/03/27 (Call 08/03/27)	85	91,455
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	220	230,322
3.00%, 03/15/21	100	101,274
		14,266,051
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)	115	125,897

Software — 0.8%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	65	65,879
3.40%, 09/15/26 (Call 06/15/26)	300	325,047
Adobe Inc.
1.70%, 02/01/23.	60	60,922
1.90%, 02/01/25 (Call 01/01/25)	70	71,473
2.15%, 02/01/27 (Call 12/01/26)	345	354,729
2.30%, 02/01/30 (Call 11/01/29)	700	719,404
3.25%, 02/01/25 (Call 11/01/24)	375	405,030
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	75	79,059
3.50%, 06/15/27 (Call 03/15/27)	195	215,184
4.38%, 06/15/25 (Call 03/15/25)	125	141,519
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	210	227,312
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	199	204,423
4.70%, 03/15/27 (Call 12/15/26)	155	171,684
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	150	166,083
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	150	153,000
4.80%, 03/01/26 (Call 12/01/25)	150	173,676
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	225	240,473
3.50%, 04/15/23 (Call 01/15/23)	190	200,486
3.75%, 05/21/29 (Call 02/21/29)	50	56,684
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	130	149,903
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	345	359,228
3.20%, 07/01/26 (Call 05/01/26)	480	513,144
3.50%, 07/01/29 (Call 04/01/29)	471	514,539
3.85%, 06/01/25 (Call 03/01/25)	311	340,464
4.20%, 10/01/28 (Call 07/01/28)	160	182,950
	Par
Security	(000)	Value

Software (continued)
4.75%, 06/15/21	$250	$260,473
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	580	582,790
2.00%, 08/08/23 (Call 06/08/23)	300	307,377
2.13%, 11/15/22	125	128,094
2.38%, 02/12/22 (Call 01/12/22)	525	537,542
2.40%, 02/06/22 (Call 01/06/22)	455	466,161
2.40%, 08/08/26 (Call 05/08/26)	870	915,240
2.65%, 11/03/22 (Call 09/03/22)	65	67,291
2.70%, 02/12/25 (Call 11/12/24)	470	498,294
2.88%, 02/06/24 (Call 12/06/23)	440	464,429
3.13%, 11/03/25 (Call 08/03/25)	770	838,214
3.63%, 12/15/23 (Call 09/15/23)	460	497,711
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	490	493,851
2.40%, 09/15/23 (Call 07/15/23)	500	517,785
2.50%, 05/15/22 (Call 03/15/22)	585	597,139
2.50%, 10/15/22.	530	544,946
2.63%, 02/15/23 (Call 01/15/23)	300	310,476
2.65%, 07/15/26 (Call 04/15/26)	565	597,143
2.80%, 07/08/21	300	306,273
2.95%, 11/15/24 (Call 09/15/24)	435	462,509
2.95%, 05/15/25 (Call 02/15/25)	350	372,981
3.25%, 11/15/27 (Call 08/15/27)	400	438,452
3.40%, 07/08/24 (Call 04/08/24)	125	134,684
3.63%, 07/15/23	223	239,580
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	35	39,554
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	350	360,875
3.90%, 08/21/27 (Call 05/21/27)	184	195,620
		17,267,779
Telecommunications — 0.9%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	75	76,940
2.95%, 07/15/26 (Call 04/15/26)	250	262,142
3.00%, 02/15/22	400	410,860
3.00%, 06/30/22 (Call 04/30/22)	395	407,320
3.20%, 03/01/22 (Call 02/01/22)	245	252,683
3.40%, 06/15/22	180	187,360
3.40%, 05/15/25 (Call 02/15/25)	715	762,490
3.55%, 06/01/24 (Call 03/01/24)	165	176,347
3.60%, 02/17/23 (Call 12/17/22)	150	158,331
3.60%, 07/15/25 (Call 04/15/25)	300	323,970
3.80%, 03/15/22	401	419,719
3.80%, 03/01/24 (Call 01/01/24)	150	161,864
3.80%, 02/15/27 (Call 11/15/26)	180	197,230
3.88%, 08/15/21	275	284,760
3.90%, 03/11/24 (Call 12/11/23)	300	324,072
3.95%, 01/15/25 (Call 10/15/24)	245	267,836
4.00%, 01/15/22	150	156,762
4.05%, 12/15/23	150	163,408
4.10%, 02/15/28 (Call 11/15/27)	345	386,241
4.13%, 02/17/26 (Call 11/17/25)	560	622,552
4.25%, 03/01/27 (Call 12/01/26)	390	437,763
4.30%, 02/15/30 (Call 11/15/29)	300	343,866
4.35%, 03/01/29 (Call 12/01/28)	395	450,636
4.45%, 05/15/21	265	274,633
4.45%, 04/01/24 (Call 01/01/24)	310	341,366
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	200	219,724

70	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	$350	$352,964
2.20%, 09/20/23 (Call 07/20/23)	251	257,963
2.50%, 09/20/26 (Call 06/20/26)	325	343,886
2.60%, 02/28/23	155	160,909
2.95%, 02/28/26	220	239,114
3.00%, 06/15/22	85	88,584
3.50%, 06/15/25	25	27,682
3.63%, 03/04/24	220	239,309
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	135	137,969
Juniper Networks Inc., 4.50%, 03/15/24	180	197,224
Motorola Solutions Inc.
3.50%, 03/01/23	55	57,687
3.75%, 05/15/22	135	140,755
4.00%, 09/01/24	125	135,080
4.60%, 02/23/28 (Call 11/23/27)	100	113,053
4.60%, 05/23/29 (Call 02/23/29)	275	315,793
Orange SA, 4.13%, 09/14/21	160	166,954
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	135	142,321
3.63%, 12/15/25 (Call 09/15/25)	140	152,860
4.10%, 10/01/23 (Call 07/01/23)	225	244,246
Telefonica Emisiones SA, 4.10%, 03/08/27	250	277,420
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	35	38,543
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	300	307,908
2.63%, 08/15/26	495	519,493
2.95%, 03/15/22	365	376,538
3.13%, 03/16/22	100	103,631
3.38%, 02/15/25	475	513,755
3.45%, 03/15/21	200	204,006
3.50%, 11/01/24 (Call 08/01/24)	398	430,604
3.88%, 02/08/29 (Call 11/08/28)	55	62,996
4.02%, 12/03/29 (Call 09/03/29)	300	348,519
4.13%, 03/16/27	595	679,924
4.15%, 03/15/24 (Call 12/15/23)	149	162,937
4.33%, 09/21/28	870	1,020,571
5.15%, 09/15/23	700	788,886
Vodafone Group PLC
3.75%, 01/16/24	342	368,840
4.13%, 05/30/25	295	328,370
4.38%, 05/30/28	510	587,826
		18,705,995
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	100	106,047

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	45	46,263
3.00%, 11/19/24 (Call 10/19/24)	110	114,495
3.15%, 05/15/21 (Call 03/15/21)	145	147,421
3.50%, 09/15/27 (Call 06/15/27)	150	155,517
3.55%, 11/19/26 (Call 09/19/26)	100	105,219
3.90%, 11/19/29 (Call 08/19/29)	105	110,591
		679,506
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	190	197,925
3.00%, 04/01/25 (Call 01/01/25)	235	251,784
3.05%, 03/15/22 (Call 12/15/21)	110	113,253
	Par
Security	(000)	Value

Transportation (continued)
3.05%, 09/01/22 (Call 06/01/22)	$85	$88,126
3.25%, 06/15/27 (Call 03/15/27)	25	27,578
3.40%, 09/01/24 (Call 06/01/24)	155	167,777
3.45%, 09/15/21 (Call 06/15/21)	120	123,240
3.75%, 04/01/24 (Call 01/01/24)	150	162,645
3.85%, 09/01/23 (Call 06/01/23)	245	264,144
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	215	220,072
2.95%, 11/21/24 (Call 08/21/24)	320	338,637
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	260	275,727
4.00%, 06/01/28 (Call 03/01/28)	55	63,815
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	100	113,310
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	100	108,549
3.35%, 11/01/25 (Call 08/01/25)	205	224,436
3.40%, 08/01/24 (Call 05/01/24)	100	107,557
3.80%, 03/01/28 (Call 12/01/27)	430	483,552
4.25%, 06/01/21 (Call 03/01/21)	100	102,679
4.25%, 03/15/29 (Call 12/15/28)	10	11,638
FedEx Corp.
2.63%, 08/01/22	5	5,130
3.10%, 08/05/29 (Call 05/05/29)	200	207,632
3.25%, 04/01/26 (Call 01/01/26)	120	128,567
3.30%, 03/15/27 (Call 12/15/26)	170	182,163
3.40%, 02/15/28 (Call 11/15/27)	200	213,274
4.00%, 01/15/24	355	386,244
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	300	310,893
3.88%, 03/01/26 (Call 01/01/26)	154	170,709
Kansas City Southern
2.88%, 11/15/29 (Call 05/15/29)	100	105,158
3.00%, 05/15/23 (Call 02/15/23)	125	130,410
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	25	27,460
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	45	46,962
2.90%, 02/15/23 (Call 11/15/22)	230	238,701
2.90%, 06/15/26 (Call 03/15/26)	160	171,538
3.00%, 04/01/22 (Call 01/01/22)	100	102,936
3.15%, 06/01/27 (Call 03/01/27)	50	54,146
3.25%, 12/01/21 (Call 09/01/21)	65	66,786
3.65%, 08/01/25 (Call 06/01/25)	50	55,137
3.80%, 08/01/28 (Call 05/01/28)	120	136,966
3.85%, 01/15/24 (Call 10/15/23)	175	189,588
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	140	141,418
2.50%, 09/01/22 (Call 08/01/22)	105	107,244
2.50%, 09/01/24 (Call 08/01/24)	125	128,362
2.88%, 06/01/22 (Call 05/01/22)	50	51,349
2.90%, 12/01/26 (Call 10/01/26)	185	194,738
3.65%, 03/18/24 (Call 02/18/24)	60	64,042
3.75%, 06/09/23 (Call 05/09/23)	40	42,566
3.88%, 12/01/23 (Call 11/01/23)	275	296,296
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	215	219,377
2.40%, 02/05/30 (Call 11/05/29)	240	246,101
2.75%, 04/15/23 (Call 01/15/23)	10	10,380
2.75%, 03/01/26 (Call 12/01/25)	425	449,110
3.00%, 04/15/27 (Call 01/15/27)	415	444,033

S c h e d u l e o f I n v e s t m e n t s	71

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
3.15%, 03/01/24 (Call 02/01/24)	$65	$68,950
3.20%, 06/08/21	135	137,568
3.25%, 01/15/25 (Call 10/15/24)	30	32,240
3.50%, 06/08/23 (Call 05/08/23)	110	117,089
3.70%, 03/01/29 (Call 12/01/28)	60	67,201
3.75%, 07/15/25 (Call 05/15/25)	155	171,466
3.95%, 09/10/28 (Call 06/10/28)	188	214,181
4.16%, 07/15/22 (Call 04/15/22)	300	317,007
United Parcel Service Inc.
2.05%, 04/01/21	175	176,165
2.35%, 05/16/22 (Call 04/16/22)	25	25,573
2.40%, 11/15/26 (Call 08/15/26)	125	131,015
2.45%, 10/01/22	600	615,300
2.50%, 09/01/29 (Call 06/01/29)	10	10,406
3.05%, 11/15/27 (Call 08/15/27)	385	417,013
		11,273,034
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	80	84,512
3.50%, 03/15/28 (Call 12/15/27)	50	53,164
3.85%, 03/30/27 (Call 12/30/26)	50	54,231
4.35%, 02/15/24 (Call 01/15/24)	100	109,111
4.55%, 11/07/28 (Call 08/07/28)	35	40,473
4.70%, 04/01/29 (Call 01/01/29)	100	116,361
4.85%, 06/01/21	50	51,995
		509,847
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	210	221,728
3.40%, 03/01/25 (Call 12/01/24)	125	135,503
3.45%, 06/01/29 (Call 03/01/29)	100	110,680
3.75%, 09/01/28 (Call 06/01/28)	100	112,118
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	65	72,112
		652,141

Total Corporate Bonds & Notes — 32.0%
(Cost: $661,904,529)		699,075,946

Foreign Government Obligations(e)

Canada — 0.5%
Canada Government International Bond
1.63%, 01/22/25	500	515,615
2.00%, 11/15/22	175	180,033
Export Development Canada
1.38%, 10/21/21	25	25,158
1.38%, 02/24/23	500	506,500
1.50%, 05/26/21	100	100,572
2.00%, 05/17/22	150	153,354
2.50%, 01/24/23	25	26,108
2.75%, 03/15/23	400	421,544
Hydro-Quebec, Series HH, 8.50%, 12/01/29.	100	160,898
Province of Alberta Canada
2.20%, 07/26/22	238	244,405
3.30%, 03/15/28	700	803,166
3.35%, 11/01/23	225	243,270
Province of British Columbia Canada
2.00%, 10/23/22	150	153,963
2.25%, 06/02/26	280	297,816
2.65%, 09/22/21	275	281,776
	Par
Security	(000)	Value

Canada (continued)
Province of Manitoba Canada
2.10%, 09/06/22	$175	$179,492
2.13%, 05/04/22	150	153,300
2.13%, 06/22/26	200	209,770
3.05%, 05/14/24	225	242,669
Province of New Brunswick Canada
2.50%, 12/12/22	200	207,172
3.63%, 02/24/28	120	139,216
Province of Ontario Canada
2.00%, 10/02/29	500	527,600
2.20%, 10/03/22	225	231,658
2.25%, 05/18/22	725	743,966
2.40%, 02/08/22	350	359,086
2.50%, 09/10/21	200	204,306
2.50%, 04/27/26	375	402,859
3.20%, 05/16/24	600	651,750
Province of Quebec Canada
1.50%, 02/11/25	500	509,765
2.38%, 01/31/22	150	153,724
2.50%, 04/09/24	250	264,495
2.50%, 04/20/26	375	403,905
2.63%, 02/13/23	350	366,443
2.75%, 08/25/21	50	51,239
2.75%, 04/12/27	370	407,318
7.50%, 07/15/23	100	120,799
Series NN, 7.13%, 02/09/24	250	306,542
Series PD, 7.50%, 09/15/29	120	183,425
Series QO, 2.88%, 10/16/24	400	432,060
		11,566,737
Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22(b)	250	252,457
3.13%, 03/27/25	25	26,432
3.24%, 02/06/28 (Call 11/06/27)	400	430,728
3.25%, 09/14/21	500	510,285
		1,219,902
Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	730	785,633
4.00%, 02/26/24 (Call 11/26/23)	200	212,194
4.38%, 07/12/21	350	361,406
4.50%, 01/28/26 (Call 10/28/25)	300	330,789
4.50%, 03/15/29 (Call 12/15/28)	250	282,518
8.13%, 05/21/24	415	512,222
		2,484,762
Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	1,000	1,068,060

Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	374	410,734
5.38%, 03/25/24	295	335,220
5.75%, 11/22/23	385	437,661
6.38%, 03/29/21	500	523,940
		1,707,555
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	200	202,844
2.95%, 01/11/23	200	205,042

72	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Indonesia (continued)
3.40%, 09/18/29	$200	$211,028
4.10%, 04/24/28	350	385,462
4.75%, 02/11/29	250	289,002
		1,293,378
Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	350	371,753
4.00%, 06/30/22	200	210,854
State of Israel, 2.50%, 01/15/30	200	208,796
		791,403
Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	500	504,115
2.88%, 10/17/29	500	501,985
6.88%, 09/27/23	485	567,043
		1,573,143
Japan — 0.3%
Japan Bank for International Cooperation
1.88%, 07/21/26	500	516,350
2.00%, 11/04/21	300	304,110
2.00%, 10/17/29	500	526,825
2.13%, 02/10/25	400	416,432
2.25%, 11/04/26	250	264,168
2.38%, 07/21/22	350	360,066
2.38%, 11/16/22	400	412,960
2.50%, 06/01/22	500	515,010
2.50%, 05/23/24	500	526,825
2.75%, 01/21/26	250	270,678
2.75%, 11/16/27	250	275,457
2.88%, 06/01/27	400	442,400
2.88%, 07/21/27	320	354,387
3.13%, 07/20/21	250	256,820
3.25%, 07/20/28	250	286,617
3.38%, 10/31/23	500	539,470
Japan International Cooperation Agency, 2.13%, 10/20/26	280	291,869
		6,560,444
Mexico — 0.2%
Mexico Government International Bond
3.60%, 01/30/25	500	533,060
3.63%, 03/15/22	560	580,546
3.75%, 01/11/28	750	803,512
4.00%, 10/02/23	580	619,191
4.13%, 01/21/26	500	548,015
4.15%, 03/28/27	750	826,215
4.50%, 04/22/29	250	282,983
8.00%, 09/24/22	25	29,359
		4,222,881
Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	200	212,520
3.75%, 03/16/25 (Call 12/16/24)	250	268,833
3.88%, 03/17/28 (Call 12/17/27)	200	222,120
4.00%, 09/22/24 (Call 06/22/24)	250	270,625
7.13%, 01/29/26	250	317,060
8.88%, 09/30/27	250	360,445
9.38%, 04/01/29	10	15,456
		1,667,059
	Par
Security	(000)	Value

Peru — 0.0%
Peruvian Government International Bond
4.13%, 08/25/27	$280	$320,270
7.35%, 07/21/25	380	484,697
		804,967
Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	600	642,066
3.75%, 01/14/29	400	455,780
5.50%, 03/30/26	362	433,441
10.63%, 03/16/25	300	424,059
		1,955,346
Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	385	401,085
3.25%, 04/06/26	545	590,813
4.00%, 01/22/24	325	354,526
5.00%, 03/23/22	435	464,846
5.13%, 04/21/21	425	442,017
		2,253,287
South Korea — 0.1%
Export-Import Bank of Korea
2.63%, 05/26/26	200	213,006
2.75%, 01/25/22	300	308,127
2.88%, 01/21/25	200	213,648
3.00%, 11/01/22	200	208,716
3.25%, 11/10/25	325	357,441
3.25%, 08/12/26	200	221,076
5.00%, 04/11/22	400	430,612
Korea International Bond
2.75%, 01/19/27	200	215,054
3.50%, 09/20/28	200	230,640
5.63%, 11/03/25	150	184,100
		2,582,420
Supranational — 2.3%
African Development Bank
1.25%, 07/26/21	350	351,127
2.13%, 11/16/22	300	309,309
2.38%, 09/23/21	428	437,009
2.63%, 03/22/21	470	477,388
3.00%, 09/20/23	500	535,335
Asian Development Bank
1.50%, 10/18/24	500	511,425
1.63%, 03/16/21	650	653,399
1.75%, 06/08/21	500	504,425
1.75%, 09/13/22	920	938,685
1.75%, 09/19/29	500	523,640
1.88%, 02/18/22	795	809,111
2.00%, 02/16/22(b)	275	280,547
2.00%, 01/22/25	470	492,428
2.00%, 04/24/26	550	579,678
2.50%, 11/02/27	500	550,155
2.63%, 01/30/24	525	558,453
2.63%, 01/12/27	500	549,700
2.75%, 03/17/23	850	895,849
2.75%, 01/19/28	255	286,082
Corp. Andina de Fomento
2.13%, 09/27/21	525	530,129
4.38%, 06/15/22	400	425,156

S c h e d u l e o f I n v e s t m e n t s	73

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Supranational (continued)
Council of Europe Development Bank
1.63%, 03/16/21	$225	$226,150
2.63%, 02/13/23	325	340,665
European Bank for Reconstruction & Development
1.50%, 11/02/21	275	277,329
1.88%, 02/23/22	150	152,645
2.13%, 03/07/22	350	358,040
2.75%, 04/26/21	100	101,911
2.75%, 03/07/23	300	315,990
European Investment Bank
1.38%, 09/15/21	450	452,606
1.63%, 06/15/21	500	503,830
1.63%, 03/14/25	1,000	1,029,700
1.63%, 10/09/29	600	623,562
1.88%, 02/10/25	679	707,158
2.00%, 03/15/21	375	378,536
2.00%, 12/15/22	50	51,441
2.13%, 10/15/21	75	76,361
2.13%, 04/13/26	600	637,902
2.25%, 03/15/22	1,050	1,077,363
2.25%, 08/15/22	850	876,962
2.38%, 05/13/21	520	528,294
2.38%, 06/15/22	781	805,984
2.38%, 05/24/27	379	412,375
2.50%, 04/15/21	300	304,764
2.50%, 03/15/23	1,098	1,148,618
2.63%, 05/20/22	1,005	1,041,964
2.63%, 03/15/24	300	319,734
2.88%, 12/15/21	250	258,355
2.88%, 08/15/23	555	591,119
3.13%, 12/14/23	500	540,215
3.25%, 01/29/24	1,215	1,321,446
Inter-American Development Bank
1.25%, 09/14/21	575	577,116
1.75%, 04/14/22	730	742,016
1.75%, 09/14/22	555	566,261
1.75%, 03/14/25	500	518,275
1.88%, 03/15/21	175	176,414
2.00%, 06/02/26	250	263,820
2.00%, 07/23/26	600	633,138
2.13%, 01/18/22(b)	500	510,760
2.13%, 01/15/25	800	842,512
2.25%, 06/18/29	500	545,655
2.38%, 07/07/27	450	489,181
2.50%, 01/18/23	780	814,164
2.63%, 04/19/21	800	813,944
3.00%, 02/21/24	645	696,058
3.13%, 09/18/28	710	821,392
International Bank for Reconstruction & Development
1.38%, 05/24/21	1,125	1,129,556
1.38%, 09/20/21	50	50,290
1.50%, 08/28/24	200	204,338
1.63%, 03/09/21	700	703,612
1.63%, 02/10/22	100	101,255
1.75%, 04/19/23	50	51,241
1.75%, 10/23/29	500	524,000
1.88%, 10/07/22(b)	650	665,359
1.88%, 10/27/26	350	367,444
2.00%, 01/26/22	475	484,177
2.13%, 02/13/23(b)	200	206,876
	Par
Security	(000)	Value

Supranational (continued)
2.13%, 03/03/25	$276	$291,147
2.25%, 06/24/21	1,003	1,018,958
2.50%, 03/19/24	1,070	1,135,570
2.50%, 11/25/24	1,690	1,807,286
2.50%, 07/29/25	925	996,771
2.50%, 11/22/27	140	154,349
2.75%, 07/23/21	925	947,292
3.00%, 09/27/23	705	755,393
7.63%, 01/19/23	900	1,069,101
International Finance Corp.
1.13%, 07/20/21	250	250,365
2.00%, 10/24/22	225	231,228
2.13%, 04/07/26	250	265,488
2.88%, 07/31/23	85	90,482
Nordic Investment Bank
1.38%, 10/17/22	400	404,364
2.13%, 02/01/22	250	255,425
		49,832,122
Sweden — 0.1%
Svensk Exportkredit AB
1.75%, 03/10/21	850	855,117
1.75%, 12/12/23	500	513,475
2.88%, 03/14/23	600	633,732
		2,002,324
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	290	326,247
4.50%, 08/14/24(b)	205	223,661
8.00%, 11/18/22	200	222,476
		772,384

Total Foreign Government Obligations — 4.3%
(Cost: $90,542,255)		94,358,174

Municipal Debt Obligations

California — 0.1%
State of California GO
2.50%, 10/01/29	250	266,372
3.38%, 04/01/25	200	219,582
State of California GO BAB, 5.70%, 11/01/21.	300	319,677
University of California RB, Series AX, 3.06%, 07/01/25
(Call 04/01/25)	250	271,950
		1,077,581
Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A,
3.00%, 07/01/20	250	251,190

Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23(b)	314	329,816

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	200	266,400
Series B, 0.00%, 02/15/23 (AGM)(f)	600	574,422
		840,822

74	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	$200	$247,238
Series B, 5.68%, 06/30/28 (NPFGC)	255	319,053
		566,291
Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	270,503

Total Municipal Debt Obligations — 0.2%
(Cost: $3,151,910)		3,336,203

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Banks, 2.85%, 09/20/21	2,555	2,623,423
Federal Home Loan Banks
1.13%, 07/14/21	525	526,129
1.38%, 09/28/20	500	500,520
1.75%, 06/12/20	350	350,676
2.13%, 06/09/23	5,000	5,183,000
2.63%, 10/01/20	315	317,520
2.75%, 12/13/24	250	270,175
2.88%, 09/11/20	600	605,148
3.00%, 12/09/22	2,095	2,210,183
3.00%, 03/10/28	75	84,143
3.13%, 06/13/25	3,730	4,128,998
3.25%, 06/09/28	300	345,030
3.63%, 06/11/21	3,100	3,202,920
Federal Home Loan Mortgage Corp.
1.50%, 02/12/25	3,400	3,475,820
2.38%, 02/16/21	2,260	2,286,352
2.38%, 01/13/22	1,250	1,282,237
Federal National Mortgage Association
1.25%, 05/06/21	550	551,474
1.25%, 08/17/21	600	602,286
1.38%, 02/26/21	625	626,687
1.38%, 10/07/21	3,850	3,874,447
1.75%, 07/02/24	330	340,619
1.88%, 04/05/22	250	254,783
1.88%, 09/24/26	581	607,244
2.00%, 01/05/22	1,000	1,019,090
2.00%, 10/05/22	350	359,251
2.38%, 01/19/23	670	697,570
2.63%, 01/11/22	255	262,859
2.63%, 09/06/24	850	910,622
6.25%, 05/15/29	1,010	1,439,412
Tennessee Valley Authority, 3.88%, 02/15/21	25	25,645
		38,964,263
U.S. Government Obligations — 61.0%
U.S. Treasury Note/Bond
1.13%, 02/28/21	7,250	7,252,549
1.13%, 07/31/21	8,000	8,015,312
1.13%, 09/30/21	22,500	22,560,644
1.13%, 02/28/27	10,000	10,057,408
1.25%, 03/31/21	10,600	10,621,945
1.25%, 10/31/21	10,000	10,050,781
1.25%, 07/31/23	9,500	9,615,039
1.25%, 02/28/25	4,000	4,041,731
1.38%, 01/31/21	588	589,424
1.38%, 04/30/21	5,900	5,920,512
1.38%, 05/31/21	6,000	6,026,016
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
1.38%, 06/30/23	$29,100	$29,563,781
1.38%, 08/31/23	20,200	20,534,562
1.38%, 09/30/23	4,600	4,677,984
1.50%, 10/31/21	6,000	6,055,313
1.50%, 01/31/22	9,500	9,606,133
1.50%, 02/28/23	7,600	7,739,531
1.50%, 03/31/23	4,000	4,075,625
1.50%, 10/31/24	15,000	15,398,437
1.50%, 11/30/24	7,000	7,190,313
1.50%, 08/15/26	10,000	10,299,219
1.50%, 02/15/30	5,000	5,176,563
1.63%, 11/30/20	1,750	1,756,152
1.63%, 12/31/21	15,000	15,192,773
1.63%, 08/15/22	5,750	5,854,219
1.63%, 08/31/22	1,000	1,018,359
1.63%, 11/15/22	9,019	9,197,266
1.63%, 04/30/23	10,250	10,487,031
1.63%, 05/31/23	1,000	1,023,594
1.63%, 10/31/23	6,000	6,158,438
1.63%, 02/15/26	9,700	10,052,383
1.63%, 05/15/26	11,000	11,407,344
1.63%, 11/30/26	6,000	6,231,563
1.63%, 08/15/29	5,000	5,226,563
1.75%, 10/31/20	400	401,453
1.75%, 07/31/21	5,300	5,356,727
1.75%, 02/28/22	194	197,243
1.75%, 03/31/22	4,200	4,274,156
1.75%, 05/15/22	4,000	4,075,625
1.75%, 06/30/22	6,000	6,119,531
1.75%, 09/30/22	5,800	5,928,688
1.75%, 01/31/23	16,200	16,605,000
1.75%, 05/15/23	22,445	23,053,470
1.75%, 12/31/24	10,000	10,392,187
1.75%, 11/15/29	17,000	17,972,187
1.88%, 11/30/21	6,000	6,098,438
1.88%, 01/31/22	7,300	7,433,453
1.88%, 02/28/22	8,750	8,916,797
1.88%, 03/31/22	6,000	6,120,469
1.88%, 04/30/22	4,000	4,083,750
1.88%, 07/31/22	6,900	7,063,336
1.88%, 08/31/22	5,000	5,122,266
1.88%, 09/30/22	5,000	5,127,734
1.88%, 10/31/22	5,000	5,130,078
1.88%, 08/31/24	4,500	4,688,789
2.00%, 02/28/21	10,950	11,049,662
2.00%, 05/31/21	9,000	9,107,930
2.00%, 08/31/21	26,250	26,650,928
2.00%, 10/31/21	1,000	1,017,266
2.00%, 11/15/21	9,600	9,771,375
2.00%, 12/31/21	13,520	13,782,478
2.00%, 07/31/22	7,000	7,186,484
2.00%, 11/30/22	13,200	13,599,094
2.00%, 02/15/23	8,345	8,618,168
2.00%, 04/30/24	10,550	11,018,981
2.00%, 05/31/24	6,000	6,270,469
2.00%, 06/30/24	12,000	12,555,000
2.00%, 02/15/25	17,000	17,880,547
2.00%, 08/15/25	19,200	20,256,000
2.00%, 11/15/26(b)	11,900	12,643,750
2.13%, 06/30/21	6,100	6,190,547

S c h e d u l e o f I n v e s t m e n t s	75

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
2.13%, 08/15/21	$17,295	$17,581,448
2.13%, 09/30/21	18,000	18,328,359
2.13%, 12/31/21	5,650	5,772,932
2.13%, 05/15/22	8,650	8,882,469
2.13%, 06/30/22	8,000	8,228,125
2.13%, 12/31/22	9,400	9,726,797
2.13%, 11/30/23	9,300	9,719,227
2.13%, 02/29/24	30,800	32,267,812
2.13%, 03/31/24	26,000	27,267,500
2.13%, 07/31/24	7,750	8,155,059
2.13%, 09/30/24	3,000	3,161,953
2.13%, 11/30/24	6,000	6,334,688
2.13%, 05/15/25	13,550	14,360,883
2.25%, 03/31/21	10,300	10,430,359
2.25%, 04/30/21	1,000	1,013,906
2.25%, 12/31/23	8,000	8,406,875
2.25%, 01/31/24	6,300	6,625,828
2.25%, 04/30/24	13,500	14,236,172
2.25%, 10/31/24	17,000	18,029,297
2.25%, 11/15/24	14,000	14,853,125
2.25%, 11/15/25	12,000	12,845,625
2.25%, 02/15/27	10,900	11,785,625
2.25%, 08/15/27	22,500	24,437,109
2.25%, 11/15/27	19,300	21,000,812
2.38%, 08/15/24	11,200	11,912,250
2.38%, 05/15/27	14,000	15,295,000
2.38%, 05/15/29	6,000	6,661,875
2.50%, 01/31/21	5,000	5,062,695
2.50%, 02/28/21	20,000	20,281,250
2.50%, 01/15/22	5,000	5,146,094
2.50%, 03/31/23	6,300	6,609,586
2.50%, 08/15/23	2,040	2,151,403
2.50%, 05/15/24	21,025	22,401,480
2.63%, 06/15/21	5,050	5,153,762
2.63%, 06/30/23	4,750	5,020,527
2.63%, 01/31/26	13,000	14,219,766
2.63%, 02/15/29	17,422	19,681,416
2.75%, 04/30/23	19,500	20,633,437
2.75%, 07/31/23	20,000	21,246,875
2.75%, 11/15/23	7,150	7,631,508
2.75%, 02/15/28	30,690	34,641,337
2.88%, 09/30/23	8,000	8,556,875
2.88%, 04/30/25	15,350	16,844,227
2.88%, 11/30/25	3,500	3,870,508
2.88%, 08/15/28	22,650	25,923,633
3.00%, 09/30/25	5,200	5,773,625
	Par/ Shares
Security	(000)	Value

U.S. Government Obligations (continued)
3.13%, 05/15/21	$10,600	$10,863,344
3.63%, 02/15/21	8,606	8,812,410
5.25%, 11/15/28	10,750	14,468,828
5.25%, 02/15/29	3,650	4,944,039
5.50%, 08/15/28	8,500	11,542,734
6.00%, 02/15/26	2,500	3,228,906
6.50%, 11/15/26	4,000	5,428,125
6.75%, 08/15/26	1,000	1,360,625
6.88%, 08/15/25	2,000	2,630,938
7.50%, 11/15/24	3,750	4,883,496
7.63%, 11/15/22	3,000	3,538,594
7.88%, 02/15/21	19,165	20,378,534
8.00%, 11/15/21	3,700	4,137,641
		1,334,823,891
Total U.S. Government & Agency Obligations — 62.8%
(Cost: $1,317,918,089)		1,373,788,154

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(g)(h)(i)	17,018	17,018,387

Total Short-Term Investments — 0.8%
(Cost: $17,018,387)		17,018,387

Total Investments in Securities — 100.1%
(Cost: $2,090,535,170)		2,187,576,864

Other Assets, Less Liabilities — (0.1)%.		(1,406,035)

Net Assets — 100.0%		$2,186,170,829

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Zero-coupon bond.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares						Change in
	Held at		Held at						Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized		Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	20,814	(3,796)	17,018	$17,018,387	$190,560	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

76	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Intermediate Government/Credit Bond ETF
February 29, 2020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$699,075,946	$—	$699,075,946
Foreign Government Obligations	—	94,358,174	—	94,358,174
Municipal Debt Obligations	—	3,336,203	—	3,336,203
U.S. Government & Agency Obligations	—	1,373,788,154	—	1,373,788,154
Money Market Funds	17,018,387	—	—	17,018,387
	$17,018,387	$2,170,558,477	$—	$2,187,576,864

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	77

Schedule of Investments	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.4%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/28	$122	$123,911
2.00%, 05/01/28	24	25,050
2.00%, 08/01/28	357	365,166
2.00%, 09/01/28	245	251,026
2.00%, 12/01/28	53	53,996
2.00%, 01/01/30	279	284,954
2.40%, 08/01/43, (12 mo. LIBOR US + 1.600%)(a)	160	164,248
2.45%, 05/01/43, (12 mo. LIBOR US + 1.650%)(a)	530	544,265
2.50%, 12/01/25	871	895,310
2.50%, 03/01/27	75	77,525
2.50%, 06/01/27	74	75,788
2.50%, 07/01/27	578	594,605
2.50%, 08/01/27	1,275	1,312,445
2.50%, 09/01/27	1,515	1,559,621
2.50%, 11/01/27	625	642,905
2.50%, 12/01/27	10	10,775
2.50%, 01/01/28	19	19,724
2.50%, 02/01/28	9,306	9,584,075
2.50%, 03/01/28	1,446	1,489,059
2.50%, 04/01/28	921	948,881
2.50%, 05/01/28	195	200,952
2.50%, 06/01/28	292	300,569
2.50%, 07/01/28	782	804,681
2.50%, 09/01/28	151	156,254
2.50%, 07/01/29	4,042	4,166,265
2.50%, 08/01/29	402	414,880
2.50%, 10/01/29	299	308,554
2.50%, 12/01/29	2,675	2,755,891
2.50%, 01/01/30	15,951	16,421,432
2.50%, 02/01/30	1,916	1,975,072
2.50%, 03/01/30	8,054	8,300,699
2.50%, 04/01/30	9,684	9,979,487
2.50%, 05/01/30	9,439	9,732,348
2.50%, 06/01/30	25,694	26,472,420
2.50%, 07/01/30	1,725	1,780,195
2.50%, 08/01/30	1,312	1,351,262
2.50%, 09/01/30	799	824,114
2.50%, 10/01/30	18	18,690
2.50%, 12/01/30	23	23,298
2.50%, 01/01/31	87	89,093
2.50%, 04/01/31	12	12,192
2.50%, 06/01/31	1,605	1,655,750
2.50%, 08/01/31	2,219	2,288,738
2.50%, 09/01/31	1,969	2,034,423
2.50%, 10/01/31	10,832	11,172,790
2.50%, 11/01/31	10,282	10,605,166
2.50%, 12/01/31	28,413	29,292,539
2.50%, 01/01/32	31,444	32,447,409
2.50%, 02/01/32	22,306	23,003,650
2.50%, 07/01/32	3,037	3,141,342
2.50%, 08/01/32	3,478	3,584,244
2.50%, 09/01/32	15,846	16,349,317
2.50%, 10/01/32	3,163	3,264,364
2.50%, 11/01/32	34,611	35,669,378
2.50%, 12/01/32	1,747	1,800,331
2.50%, 01/01/33	10,549	10,899,816
2.50%, 02/01/33	2,016	2,085,498
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.50%, 04/01/33	$3,191	$3,283,380
2.50%, 08/01/33	857	882,352
2.50%, 06/01/34	2,167	2,226,276
2.50%, 01/01/43	125	129,476
2.50%, 02/01/43	1,555	1,610,242
2.50%, 03/01/43	180	186,293
2.50%, 04/01/43	627	649,545
2.50%, 06/01/43	551	569,366
2.50%, 07/01/43	2,378	2,457,451
2.50%, 08/01/43	281	290,648
2.50%, 04/01/45	223	230,554
2.50%, 07/01/45	49	50,782
2.50%, 01/01/46	205	211,786
2.50%, 11/01/46	153	157,579
2.50%, 12/01/46	1,853	1,914,516
2.50%, 01/01/47	1,867	1,929,323
2.50%, 02/01/47	39	40,025
2.50%, 03/01/47	3,845	3,972,641
2.91%, 05/01/42, (12 mo. LIBOR US + 1.803%)(a)	735	755,093
3.00%, 01/01/21	12	11,912
3.00%, 04/01/21	12	12,406
3.00%, 08/01/21	1	892
3.00%, 09/01/21	67	66,781
3.00%, 10/01/21	51	51,262
3.00%, 12/01/21	35	35,391
3.00%, 10/01/22	13	13,531
3.00%, 12/01/22	46	47,239
3.00%, 02/01/23	72	74,174
3.00%, 12/01/25	23	23,997
3.00%, 01/01/26	42	43,530
3.00%, 10/01/26	510	529,941
3.00%, 11/01/26	601	622,654
3.00%, 12/01/26	472	489,282
3.00%, 01/01/27	29	29,750
3.00%, 02/01/27	1,334	1,385,498
3.00%, 03/01/27	21	21,857
3.00%, 04/01/27	1,693	1,758,664
3.00%, 05/01/27	7,416	7,696,875
3.00%, 06/01/27	2,854	2,961,334
3.00%, 07/01/27	187	194,412
3.00%, 08/01/27	726	753,798
3.00%, 09/01/27	7,416	7,701,127
3.00%, 11/01/27	1,132	1,175,837
3.00%, 12/01/27	673	698,727
3.00%, 01/01/28	216	224,005
3.00%, 04/01/28	84	87,652
3.00%, 05/01/28	596	620,304
3.00%, 06/01/28	1,820	1,890,082
3.00%, 07/01/28	32	32,875
3.00%, 09/01/28	3,943	4,100,081
3.00%, 10/01/28	933	969,717
3.00%, 11/01/28	161	167,657
3.00%, 01/01/29	676	704,410
3.00%, 04/01/29	6,070	6,329,160
3.00%, 05/01/29	10,360	10,769,135
3.00%, 06/01/29	682	709,279
3.00%, 07/01/29	1,063	1,104,310
3.00%, 09/01/29	83	85,999
3.00%, 10/01/29	290	300,949
3.00%, 11/01/29	2,206	2,294,419

78	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/29	$2,551	$2,661,916
3.00%, 01/01/30	355	369,055
3.00%, 02/01/30	4,297	4,485,991
3.00%, 03/01/30	801	833,367
3.00%, 05/01/30	5,561	5,784,612
3.00%, 06/01/30	7,063	7,328,560
3.00%, 07/01/30	3,936	4,100,764
3.00%, 08/01/30	756	788,518
3.00%, 09/01/30	5,167	5,377,209
3.00%, 10/01/30	1,205	1,253,041
3.00%, 11/01/30	1,690	1,760,551
3.00%, 12/01/30	1,301	1,353,244
3.00%, 01/01/31	2,314	2,415,534
3.00%, 02/01/31	9,244	9,615,790
3.00%, 03/01/31	5,431	5,650,186
3.00%, 05/01/31	13,809	14,364,598
3.00%, 06/01/31	11,168	11,626,179
3.00%, 07/01/31	765	795,593
3.00%, 09/01/31	2,664	2,771,532
3.00%, 12/01/31	1,053	1,103,200
3.00%, 01/01/32	4,283	4,455,800
3.00%, 02/01/32	960	1,001,854
3.00%, 03/01/32	8,228	8,583,320
3.00%, 07/01/32	652	680,394
3.00%, 08/01/32	2,307	2,408,467
3.00%, 09/01/32	5,920	6,178,299
3.00%, 10/01/32	812	850,271
3.00%, 11/01/32	11,229	11,764,486
3.00%, 12/01/32	11,804	12,313,918
3.00%, 01/01/33	7,774	8,115,892
3.00%, 02/01/33	6,862	7,145,163
3.00%, 03/01/33	219	227,390
3.00%, 04/01/33	14,508	15,054,082
3.00%, 05/01/33	24,029	24,987,482
3.00%, 07/01/33	1,366	1,417,648
3.00%, 08/01/33	1,957	2,044,869
3.00%, 09/01/33	1,655	1,717,015
3.00%, 10/01/33	10,308	10,695,998
3.00%, 11/01/33	1,026	1,075,094
3.00%, 12/01/33	74	76,656
3.00%, 03/01/42	66	69,057
3.00%, 08/01/42	15	16,260
3.00%, 10/01/42	1,366	1,433,995
3.00%, 11/01/42	29,421	30,888,871
3.00%, 12/01/42	98	101,933
3.00%, 01/01/43	9,768	10,254,436
3.00%, 02/01/43	7,763	8,148,606
3.00%, 03/01/43	2,451	2,573,312
3.00%, 04/01/43	1,557	1,634,228
3.00%, 05/01/43	2,125	2,230,630
3.00%, 06/01/43	2,193	2,301,984
3.00%, 07/01/43	4,733	4,968,052
3.00%, 08/01/43	1,971	2,069,611
3.00%, 09/01/43	4,186	4,394,578
3.00%, 10/01/43	1,885	1,985,230
3.00%, 04/01/44	64	67,484
3.00%, 01/01/45	23	23,798
3.00%, 02/01/45	3,726	3,928,628
3.00%, 03/01/45	693	727,425
3.00%, 04/01/45	72,260	75,571,121
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 05/01/45	$15,483	$16,257,045
3.00%, 06/01/45	1,805	1,888,913
3.00%, 07/01/45	4,256	4,451,638
3.00%, 08/01/45	1,337	1,402,535
3.00%, 10/01/45	500	523,108
3.00%, 11/01/45	1,343	1,410,699
3.00%, 12/01/45	17,513	18,314,552
3.00%, 01/01/46	5,036	5,266,952
3.00%, 02/01/46	347	362,409
3.00%, 03/01/46	1,223	1,276,669
3.00%, 04/01/46	1,254	1,308,866
3.00%, 05/01/46	1,607	1,677,990
3.00%, 06/01/46	2,929	3,059,330
3.00%, 07/01/46	1,513	1,579,455
3.00%, 08/01/46	41,615	43,529,429
3.00%, 09/01/46	30,422	31,854,138
3.00%, 10/01/46	60,855	63,772,563
3.00%, 11/01/46	83,622	87,349,170
3.00%, 12/01/46	76,686	80,150,767
3.00%, 01/01/47	29,567	30,915,183
3.00%, 02/01/47	117,607	123,257,098
3.00%, 03/01/47	2,462	2,571,064
3.00%, 04/01/47	2,088	2,191,644
3.00%, 05/01/47	32,997	34,652,615
3.00%, 06/01/47	24,717	25,817,171
3.00%, 07/01/47	36,704	38,341,332
3.00%, 08/01/47	6,169	6,442,599
3.00%, 09/01/47	1,749	1,817,144
3.00%, 10/01/47	10,474	10,938,365
3.00%, 11/01/47	3,569	3,723,608
3.00%, 12/01/47	7,376	7,714,989
3.00%, 01/01/48	14,878	15,518,161
3.00%, 02/01/48	3,117	3,264,927
3.00%, 07/01/48	1,710	1,764,733
3.00%, 10/01/48	1,476	1,523,610
3.00%, 11/01/48	3,182	3,284,088
3.00%, 12/01/48	30,664	31,863,893
3.00%, 05/01/49	718	740,996
3.00%, 06/01/49	2,430	2,507,535
3.50%, 08/01/20	16	15,592
3.50%, 01/01/21	38	37,577
3.50%, 03/01/21	46	46,350
3.50%, 04/01/21	103	104,069
3.50%, 07/01/21	17	17,119
3.50%, 08/01/23	7	6,820
3.50%, 10/01/23	97	101,845
3.50%, 11/01/23	7	7,291
3.50%, 10/01/25	216	226,128
3.50%, 11/01/25	7,919	8,313,500
3.50%, 12/01/25	64	67,417
3.50%, 01/01/26	275	288,349
3.50%, 02/01/26	869	911,730
3.50%, 03/01/26	1,685	1,767,222
3.50%, 04/01/26	192	201,164
3.50%, 05/01/26	64	67,316
3.50%, 06/01/26	627	656,954
3.50%, 07/01/26	672	703,931
3.50%, 08/01/26	1,071	1,123,122
3.50%, 09/01/26	22	23,440
3.50%, 10/01/26	2,207	2,318,234

S c h e d u l e o f I n v e s t m e n t s	79

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/27	$62	$64,774
3.50%, 02/01/27	6	5,930
3.50%, 03/01/27	423	445,071
3.50%, 04/01/27	34	36,180
3.50%, 01/01/28	558	592,867
3.50%, 12/01/28	145	152,650
3.50%, 02/01/29	42	44,015
3.50%, 03/01/29	27	28,023
3.50%, 06/01/29	2,338	2,469,565
3.50%, 07/01/29	280	294,748
3.50%, 08/01/29	369	387,655
3.50%, 09/01/29	56	58,291
3.50%, 10/01/29	2,218	2,344,966
3.50%, 11/01/29	20	20,659
3.50%, 01/01/30	25	26,596
3.50%, 02/01/30	239	250,950
3.50%, 06/01/30	272	288,743
3.50%, 09/01/30	40	42,201
3.50%, 05/01/31	4,891	5,187,563
3.50%, 01/01/32	2,213	2,349,716
3.50%, 03/01/32	434	456,376
3.50%, 04/01/32	4,070	4,321,204
3.50%, 05/01/32	3,231	3,426,859
3.50%, 06/01/32	3,937	4,164,546
3.50%, 07/01/32	3,709	3,921,179
3.50%, 09/01/32	3,541	3,725,566
3.50%, 01/01/33	1,806	1,909,961
3.50%, 02/01/33	1,117	1,189,097
3.50%, 03/01/33	3,654	3,874,453
3.50%, 06/01/33	2,987	3,172,204
3.50%, 07/01/33	4,070	4,277,376
3.50%, 09/01/33	2,296	2,429,758
3.50%, 11/01/33	723	757,105
3.50%, 03/01/34	389	408,561
3.50%, 06/01/34	12,525	13,164,095
3.50%, 05/01/35	12,867	13,829,508
3.50%, 03/01/38	19,967	21,043,292
3.50%, 06/01/38	28,715	30,137,626
3.50%, 02/01/41	37	39,860
3.50%, 10/01/41	38	40,140
3.50%, 11/01/41	1,863	1,998,487
3.50%, 01/01/42	442	471,500
3.50%, 02/01/42	598	637,711
3.50%, 03/01/42	3,950	4,210,889
3.50%, 04/01/42	1,940	2,067,514
3.50%, 05/01/42	2,670	2,845,147
3.50%, 06/01/42	1,226	1,306,713
3.50%, 08/01/42	147	156,888
3.50%, 09/01/42	8,426	8,981,362
3.50%, 10/01/42	3,197	3,407,914
3.50%, 11/01/42	2,051	2,185,850
3.50%, 01/01/43	1,793	1,911,732
3.50%, 02/01/43	1,824	1,943,131
3.50%, 04/01/43	41	43,721
3.50%, 06/01/43	5,465	5,847,298
3.50%, 07/01/43	3,812	4,056,211
3.50%, 08/01/43	36	38,293
3.50%, 09/01/43	39	41,963
3.50%, 01/01/44	660	702,912
3.50%, 08/01/44	1,370	1,453,494
	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
3.50%, 09/01/44	$4,436		$4,728,927
3.50%, 10/01/44	29,237		31,011,072
3.50%, 11/01/44	1,028		1,099,304
3.50%, 12/01/44	10,245		10,957,375
3.50%, 02/01/45	2,212		2,384,404
3.50%, 03/01/45	12,497		13,311,063
3.50%, 04/01/45	11		12,087
3.50%, 05/01/45	162		171,846
3.50%, 06/01/45	1,187		1,264,676
3.50%, 07/01/45	2,518		2,729,176
3.50%, 08/01/45	22,529		24,002,590
3.50%, 09/01/45	30		31,530
3.50%, 11/01/45	1,104		1,168,659
3.50%, 12/01/45	18,678		19,865,898
3.50%, 01/01/46	13,688		14,526,554
3.50%, 03/01/46	55,144		58,929,603
3.50%, 04/01/46	6,747		7,115,358
3.50%, 05/01/46	47,796		50,959,483
3.50%, 06/01/46	12,222		13,174,672
3.50%, 07/01/46	16,217		17,146,186
3.50%, 08/01/46	16,179		17,058,079
3.50%, 09/01/46	18,862		19,984,734
3.50%, 10/01/46	1,905		2,006,941
3.50%, 11/01/46	3,371		3,550,698
3.50%, 12/01/46	17,705		18,822,470
3.50%, 01/01/47	4,541		4,782,999
3.50%, 02/01/47	19,531		20,632,163
3.50%, 03/01/47	28,910		30,419,283
3.50%, 04/01/47	14,335		15,128,261
3.50%, 05/01/47	11,006		11,663,878
3.50%, 06/01/47	775		815,627
3.50%, 07/01/47	29,513		31,054,941
3.50%, 08/01/47	10,107		10,706,250
3.50%, 09/01/47	72,807		77,025,056
3.50%, 10/01/47	3,433		3,613,124
3.50%, 11/01/47	7,491		7,882,705
3.50%, 12/01/47	23,945		25,306,064
3.50%, 01/01/48	25,105		27,025,387
3.50%, 02/01/48	177,033		186,106,544
3.50%, 03/01/48	51,123		53,757,630
3.50%, 04/01/48	11,238		12,043,285
3.50%, 05/01/48	31,576		33,200,447
3.50%, 07/01/48	24,079		25,111,936
3.50%, 04/01/49	21,125		22,231,077
3.50%, 05/01/49	2,506		2,665,032
3.50%, 06/01/49	4,095		4,355,214
3.78%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	459		477,074
3.87%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	461		481,819
3.90%, 12/01/33, (12 mo. LIBOR US + 2.250%)(a)	59		61,304
3.90%, 11/01/40(a)	447		467,353
4.00%, 07/01/20	8		8,500
4.00%, 08/01/20	0	(b)	121
4.00%, 09/01/20	0	(b)	544
4.00%, 10/01/20	0	(b)	354
4.00%, 12/01/20	1		1,065
4.00%, 04/01/21	153		154,363
4.00%, 04/01/23	0	(b)	420
4.00%, 04/01/24	16		16,564
4.00%, 05/01/24	48		50,089
4.00%, 06/01/24	3		2,707

80	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/24	$17	$17,852
4.00%, 08/01/24	4	4,316
4.00%, 09/01/24	21	22,591
4.00%, 11/01/24	22	23,902
4.00%, 12/01/24	28	29,278
4.00%, 01/01/25	23	23,875
4.00%, 02/01/25	61	63,270
4.00%, 03/01/25	28	29,672
4.00%, 04/01/25	66	68,545
4.00%, 05/01/25	1,417	1,492,808
4.00%, 06/01/25	29	30,207
4.00%, 07/01/25	27	28,630
4.00%, 08/01/25	90	96,049
4.00%, 09/01/25	2	1,691
4.00%, 10/01/25	1,017	1,071,207
4.00%, 02/01/26	961	1,012,353
4.00%, 03/01/26	3	2,683
4.00%, 04/01/26	18	18,388
4.00%, 05/01/26	54	56,862
4.00%, 07/01/26	27	28,816
4.00%, 11/01/28	39	41,774
4.00%, 05/01/33	4,121	4,336,414
4.00%, 09/01/33	2	1,692
4.00%, 11/01/33	97	101,735
4.00%, 01/01/34	854	898,441
4.00%, 11/01/34	965	1,055,654
4.00%, 07/01/38	7,791	8,380,420
4.00%, 04/01/39	37	41,316
4.00%, 06/01/39	65	70,475
4.00%, 07/01/39	158	171,952
4.00%, 08/01/39	21	23,359
4.00%, 09/01/39	22	23,227
4.00%, 10/01/39	92	100,195
4.00%, 11/01/39	36	38,843
4.00%, 12/01/39	64	69,969
4.00%, 01/01/40	96	104,124
4.00%, 02/01/40	30	31,872
4.00%, 03/01/40	10	10,543
4.00%, 05/01/40	40	43,223
4.00%, 06/01/40	14	15,092
4.00%, 09/01/40	41	43,954
4.00%, 10/01/40	365	395,692
4.00%, 12/01/40	2,345	2,550,500
4.00%, 01/01/41	367	399,570
4.00%, 02/01/41	700	762,389
4.00%, 04/01/41	102	111,258
4.00%, 06/01/41	68	73,622
4.00%, 07/01/41	47	51,320
4.00%, 08/01/41	128	140,092
4.00%, 09/01/41	6,215	6,758,935
4.00%, 10/01/41	313	340,565
4.00%, 11/01/41	767	834,771
4.00%, 12/01/41	184	199,407
4.00%, 01/01/42	89	96,169
4.00%, 02/01/42	11,169	12,146,544
4.00%, 03/01/42	121	131,944
4.00%, 05/01/42	328	357,324
4.00%, 07/01/42	787	866,813
4.00%, 08/01/42	3,995	4,352,759
4.00%, 04/01/43	4,652	5,048,095
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 08/01/43	$683	$741,512
4.00%, 10/01/43	600	659,021
4.00%, 11/01/43	12	12,721
4.00%, 12/01/43	1,798	1,960,397
4.00%, 01/01/44	145	158,013
4.00%, 02/01/44	2,558	2,794,299
4.00%, 03/01/44	58	62,579
4.00%, 04/01/44	1,061	1,157,255
4.00%, 05/01/44	1,438	1,550,771
4.00%, 06/01/44	2,926	3,154,493
4.00%, 07/01/44	7,656	8,324,912
4.00%, 08/01/44	81	87,570
4.00%, 09/01/44	1,122	1,210,120
4.00%, 10/01/44	758	816,962
4.00%, 11/01/44	998	1,062,085
4.00%, 12/01/44	4,001	4,314,987
4.00%, 01/01/45	2,751	2,970,173
4.00%, 02/01/45	14,577	15,766,271
4.00%, 04/01/45	13,260	14,634,094
4.00%, 06/01/45	42	44,832
4.00%, 07/01/45	3,868	4,167,464
4.00%, 08/01/45	42	45,208
4.00%, 09/01/45	8,145	8,776,996
4.00%, 10/01/45	4,091	4,408,895
4.00%, 11/01/45	1,095	1,180,582
4.00%, 12/01/45	1,407	1,522,171
4.00%, 01/01/46	2,611	2,821,844
4.00%, 02/01/46	2,738	2,950,366
4.00%, 03/01/46	4,093	4,380,336
4.00%, 04/01/46	1,609	1,722,228
4.00%, 05/01/46	15,367	16,446,585
4.00%, 06/01/46	314	342,500
4.00%, 07/01/46	5,352	5,766,930
4.00%, 08/01/46	263	281,617
4.00%, 09/01/46	2,909	3,113,063
4.00%, 10/01/46	3,170	3,416,004
4.00%, 11/01/46	48,118	51,500,186
4.00%, 12/01/46	100	107,905
4.00%, 01/01/47	489	532,614
4.00%, 02/01/47	16,506	17,666,380
4.00%, 04/01/47	659	711,629
4.00%, 06/01/47	8,509	9,258,255
4.00%, 07/01/47	4,083	4,357,627
4.00%, 08/01/47	9,447	10,171,018
4.00%, 09/01/47	416	444,389
4.00%, 10/01/47	3,891	4,152,060
4.00%, 11/01/47	11,091	11,896,592
4.00%, 12/01/47	16,357	17,640,318
4.00%, 01/01/48	12,538	13,464,808
4.00%, 02/01/48	27,576	29,576,579
4.00%, 04/01/48	3,811	4,126,432
4.00%, 05/01/48	1,853	2,027,538
4.00%, 06/01/48	43,709	47,158,937
4.00%, 07/01/48	86,091	90,930,705
4.00%, 08/01/48	8,255	8,719,482
4.00%, 09/01/48	73,119	77,272,502
4.00%, 10/01/48	45,400	48,186,609
4.00%, 11/01/48	3,589	3,866,827
4.00%, 12/01/48	38,663	41,126,702
4.00%, 01/01/49	46,278	49,387,283

S c h e d u l e o f I n v e s t m e n t s	81

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
4.00%, 02/01/49	$100,670		$108,005,204
4.00%, 03/01/49	3,158		3,481,981
4.00%, 04/01/49	8,171		8,862,396
4.00%, 05/01/49	3,260		3,519,134
4.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	921		963,584
4.28%, 08/01/41, (12 mo. LIBOR US + 1.775%)(a)	103		107,569
4.37%, 06/01/43, (12 mo. LIBOR US + 1.495%)(a)	187		189,847
4.48%, 11/01/41, (12 mo. LIBOR US + 1.887%)(a)	1,098		1,142,125
4.50%, 03/01/20	0	(b)	118
4.50%, 04/01/20	0	(b)	12
4.50%, 09/01/20	0	(b)	109
4.50%, 12/01/20	1		652
4.50%, 01/01/21	0	(b)	424
4.50%, 06/01/21	1		825
4.50%, 04/01/22	97		97,758
4.50%, 03/01/23	4		3,859
4.50%, 04/01/23	4		3,963
4.50%, 05/01/23	83		83,702
4.50%, 06/01/23	4		4,633
4.50%, 01/01/24	10		10,143
4.50%, 02/01/24	2		1,874
4.50%, 04/01/24	37		38,962
4.50%, 07/01/24	400		417,987
4.50%, 08/01/24	150		156,722
4.50%, 09/01/24	293		306,779
4.50%, 10/01/24	389		406,363
4.50%, 11/01/24	59		61,585
4.50%, 04/01/25	19		19,322
4.50%, 05/01/25	3		3,367
4.50%, 07/01/25	12		12,474
4.50%, 08/01/25	43		45,090
4.50%, 09/01/25	26		28,081
4.50%, 09/01/26	42		43,398
4.50%, 08/01/30	1,507		1,630,286
4.50%, 08/01/33	3		3,467
4.50%, 03/01/34	1		1,106
4.50%, 04/01/34	3		3,738
4.50%, 05/01/34	0	(b)	421
4.50%, 06/01/34	2		1,727
4.50%, 06/01/35	3		3,449
4.50%, 08/01/35	108		116,785
4.50%, 10/01/35	6		6,696
4.50%, 11/01/35	28		30,196
4.50%, 01/01/36	8		8,589
4.50%, 08/01/36	15		16,748
4.50%, 06/01/38	85		92,032
4.50%, 07/01/38	3		3,774
4.50%, 10/01/38	1		1,151
4.50%, 02/01/39	86		94,827
4.50%, 03/01/39	5,018		5,554,313
4.50%, 04/01/39	92		101,680
4.50%, 05/01/39	4,896		5,419,328
4.50%, 06/01/39	180		198,839
4.50%, 07/01/39	397		439,327
4.50%, 08/01/39	139		153,964
4.50%, 09/01/39	583		644,873
4.50%, 10/01/39	5,494		6,082,071
4.50%, 11/01/39	157		173,245
4.50%, 12/01/39	199		219,799
4.50%, 01/01/40	132		147,202
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/01/40	$658	$728,994
4.50%, 03/01/40	19	21,360
4.50%, 04/01/40	207	228,787
4.50%, 05/01/40	145	159,540
4.50%, 06/01/40	57	62,334
4.50%, 07/01/40	119	130,687
4.50%, 08/01/40	439	483,058
4.50%, 09/01/40	3,702	4,084,378
4.50%, 10/01/40	37	40,390
4.50%, 11/01/40	5	6,030
4.50%, 01/01/41	12	12,974
4.50%, 02/01/41	6,773	7,479,516
4.50%, 03/01/41	387	428,005
4.50%, 04/01/41	320	353,334
4.50%, 05/01/41	6,374	7,033,007
4.50%, 06/01/41	10,404	11,488,436
4.50%, 07/01/41	191	212,856
4.50%, 08/01/41	1,568	1,733,525
4.50%, 10/01/41	392	434,292
4.50%, 11/01/41	20	22,048
4.50%, 01/01/42	14	15,448
4.50%, 03/01/42	61	67,940
4.50%, 05/01/42	4,706	5,191,751
4.50%, 09/01/43	2,111	2,333,026
4.50%, 10/01/43	2,024	2,248,720
4.50%, 11/01/43	448	493,648
4.50%, 12/01/43	421	464,743
4.50%, 01/01/44	287	316,803
4.50%, 02/01/44	1,540	1,697,883
4.50%, 03/01/44	3,192	3,570,720
4.50%, 04/01/44	12	13,288
4.50%, 05/01/44	577	634,888
4.50%, 06/01/44	637	701,884
4.50%, 07/01/44	366	404,021
4.50%, 08/01/44	72	78,580
4.50%, 09/01/44	90	99,108
4.50%, 10/01/44	1,189	1,311,172
4.50%, 11/01/44	1,962	2,160,756
4.50%, 12/01/44	3,623	3,977,210
4.50%, 01/01/45	4,435	4,885,362
4.50%, 03/01/45	891	981,469
4.50%, 06/01/45	718	788,554
4.50%, 07/01/45	3,634	4,000,090
4.50%, 08/01/45	1,501	1,648,422
4.50%, 09/01/45	1,716	1,884,628
4.50%, 10/01/45	1,046	1,148,898
4.50%, 11/01/45	124	135,759
4.50%, 01/01/46	921	1,008,229
4.50%, 03/01/46	772	868,635
4.50%, 04/01/46	852	929,544
4.50%, 05/01/46	3,544	3,903,804
4.50%, 06/01/46	11,757	12,995,098
4.50%, 07/01/46	3,341	3,755,027
4.50%, 08/01/46	418	456,345
4.50%, 09/01/46	6,966	7,682,025
4.50%, 01/01/47	356	395,608
4.50%, 02/01/47	2,122	2,333,346
4.50%, 04/01/47	499	547,902
4.50%, 05/01/47	4,217	4,563,110
4.50%, 06/01/47	2,468	2,731,582

82	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
4.50%, 08/01/47	$2,595		$2,862,263
4.50%, 09/01/47	1,554		1,711,027
4.50%, 05/01/48	17,694		19,038,409
4.50%, 06/01/48	16,243		17,567,548
4.50%, 07/01/48	12,171		13,058,110
4.50%, 08/01/48	3,885		4,308,722
4.50%, 09/01/48	6,075		6,509,491
4.50%, 10/01/48	18,983		20,895,091
4.50%, 11/01/48	4,801		5,353,738
4.50%, 12/01/48	4,987		5,498,136
4.50%, 01/01/49	6,852		7,362,260
4.50%, 02/01/49	1,919		2,117,152
4.50%, 03/01/49	5,812		6,492,249
4.50%, 04/01/49	3,923		4,189,997
4.55%, 12/01/38, (12 mo. LIBOR US + 1.759%)(a)	487		502,458
4.58%, 07/01/41, (12 mo. LIBOR US + 1.890%)(a)	63		65,136
5.00%, 03/01/20	0	(b)	76
5.00%, 06/01/20	0	(b)	154
5.00%, 08/01/20	0	(b)	394
5.00%, 10/01/20	0	(b)	83
5.00%, 12/01/20	0	(b)	13
5.00%, 01/01/21	0	(b)	441
5.00%, 02/01/21	0	(b)	74
5.00%, 03/01/21	1		673
5.00%, 04/01/21	3		3,482
5.00%, 07/01/21	0	(b)	363
5.00%, 10/01/21	0	(b)	106
5.00%, 12/01/21	0	(b)	210
5.00%, 01/01/22	5		4,982
5.00%, 02/01/22	2		1,575
5.00%, 04/01/22	1		838
5.00%, 08/01/22	1		625
5.00%, 09/01/22	2		2,249
5.00%, 11/01/22	3		2,319
5.00%, 12/01/22	1		898
5.00%, 05/01/23	2		2,519
5.00%, 06/01/23	44		45,995
5.00%, 07/01/23	6		5,804
5.00%, 08/01/23	2		2,040
5.00%, 09/01/23	0	(b)	382
5.00%, 10/01/23	1		1,026
5.00%, 12/01/23	23		24,276
5.00%, 01/01/24	3		3,295
5.00%, 07/01/24	3		3,269
5.00%, 10/01/24	21		22,461
5.00%, 12/01/24	61		62,002
5.00%, 06/01/25	5		4,831
5.00%, 08/01/25	789		853,611
5.00%, 06/01/26	110		114,411
5.00%, 02/01/30	6		6,430
5.00%, 04/01/33	3		3,520
5.00%, 06/01/33	422		472,425
5.00%, 08/01/33	80		90,380
5.00%, 09/01/33	248		278,080
5.00%, 10/01/33	169		189,784
5.00%, 11/01/33	110		124,053
5.00%, 12/01/33	1,114		1,248,868
5.00%, 01/01/34	12		13,481
5.00%, 03/01/34	22		24,792
5.00%, 04/01/34	24		27,643
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
5.00%, 05/01/34	$94	$105,017
5.00%, 06/01/34	38	42,982
5.00%, 11/01/34	11	11,967
5.00%, 12/01/34	16	18,166
5.00%, 01/01/35	5	5,436
5.00%, 02/01/35	10	11,618
5.00%, 04/01/35	5	6,095
5.00%, 05/01/35	29	32,604
5.00%, 06/01/35	19	22,137
5.00%, 07/01/35	4,878	5,502,533
5.00%, 08/01/35	971	1,094,947
5.00%, 09/01/35	183	206,757
5.00%, 10/01/35	19	20,286
5.00%, 11/01/35	75	83,007
5.00%, 12/01/35	110	124,301
5.00%, 01/01/36	673	760,091
5.00%, 03/01/36	2	2,592
5.00%, 04/01/36	18	19,940
5.00%, 06/01/36	86	97,614
5.00%, 07/01/36	1	918
5.00%, 08/01/36	36	40,716
5.00%, 10/01/36	122	137,434
5.00%, 11/01/36	1,767	1,993,104
5.00%, 01/01/37	937	1,057,906
5.00%, 02/01/37	777	876,993
5.00%, 06/01/37	37	41,591
5.00%, 01/01/38	8	8,686
5.00%, 02/01/38	1,216	1,370,905
5.00%, 03/01/38	5,123	5,772,571
5.00%, 04/01/38	99	111,854
5.00%, 05/01/38	3	3,262
5.00%, 06/01/38	15	16,253
5.00%, 09/01/38	21	24,069
5.00%, 11/01/38	20	22,092
5.00%, 12/01/38	723	813,366
5.00%, 01/01/39	264	297,252
5.00%, 02/01/39	58	65,742
5.00%, 03/01/39	23	26,419
5.00%, 05/01/39	191	215,530
5.00%, 06/01/39	4	4,756
5.00%, 07/01/39	26	29,443
5.00%, 08/01/39	6,184	6,964,973
5.00%, 09/01/39	70	78,983
5.00%, 10/01/39	1,139	1,284,692
5.00%, 12/01/39	66	73,530
5.00%, 01/01/40	600	677,288
5.00%, 02/01/40	129	144,376
5.00%, 03/01/40	2,333	2,631,283
5.00%, 04/01/40	440	496,394
5.00%, 06/01/40	4	4,975
5.00%, 07/01/40	398	449,206
5.00%, 08/01/40	4,318	4,870,967
5.00%, 09/01/40	2,312	2,608,003
5.00%, 11/01/40	217	244,606
5.00%, 02/01/41	499	563,221
5.00%, 03/01/41	4	4,292
5.00%, 04/01/41	111	125,547
5.00%, 05/01/41	6	7,118
5.00%, 07/01/41	578	651,926
5.00%, 08/01/41	3,678	4,148,612

S c h e d u l e o f I n v e s t m e n t s	83

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
5.00%, 09/01/41	$319		$360,358
5.00%, 10/01/41	195		219,711
5.00%, 11/01/41	34		38,716
5.00%, 04/01/44	162		179,968
5.00%, 03/01/47	4,584		5,174,241
5.00%, 05/01/47	62		67,156
5.00%, 07/01/47	6,187		6,724,936
5.00%, 03/01/48	3,421		3,766,917
5.00%, 04/01/48	6,471		7,010,772
5.00%, 05/01/48	4,252		4,622,882
5.00%, 06/01/48	896		1,032,349
5.00%, 07/01/48	3,055		3,321,408
5.00%, 08/01/48	10,421		11,328,893
5.00%, 09/01/48	2,224		2,508,210
5.00%, 10/01/48	6,742		7,476,689
5.00%, 11/01/48	2,809		3,147,196
5.00%, 01/01/49	5,900		6,684,496
5.00%, 02/01/49	1,573		1,733,152
5.00%, 03/01/49	2,881		3,131,347
5.00%, 04/01/49	2,229		2,450,762
5.00%, 05/01/49	687		746,361
5.50%, 04/01/20	0	(b)	41
5.50%, 05/01/20	0	(b)	61
5.50%, 06/01/20	0	(b)	124
5.50%, 11/01/20	0	(b)	67
5.50%, 12/01/20	0	(b)	223
5.50%, 03/01/21	0	(b)	86
5.50%, 05/01/21	0	(b)	373
5.50%, 06/01/21	0	(b)	323
5.50%, 08/01/21	0	(b)	123
5.50%, 01/01/22	1		1,444
5.50%, 02/01/22	0	(b)	64
5.50%, 05/01/22	0	(b)	259
5.50%, 09/01/22	1		1,217
5.50%, 10/01/22	0	(b)	763
5.50%, 01/01/23	1		874
5.50%, 04/01/23	6		6,743
5.50%, 07/01/24	1		1,046
5.50%, 02/01/29	1		583
5.50%, 04/01/29	5		5,329
5.50%, 07/01/31	0	(b)	247
5.50%, 11/01/31	0	(b)	339
5.50%, 12/01/31	2		1,874
5.50%, 01/01/32	0	(b)	132
5.50%, 02/01/32	2		1,817
5.50%, 04/01/32	24		25,901
5.50%, 09/01/32	69		79,432
5.50%, 10/01/32	23		26,051
5.50%, 11/01/32	1		1,671
5.50%, 12/01/32	63		71,295
5.50%, 01/01/33	13		14,836
5.50%, 03/01/33	6		7,303
5.50%, 04/01/33	27		32,246
5.50%, 05/01/33	12		13,732
5.50%, 06/01/33	34		39,055
5.50%, 07/01/33	36		40,935
5.50%, 08/01/33	3		2,873
5.50%, 09/01/33	3		3,324
5.50%, 10/01/33	247		281,076
5.50%, 11/01/33	27		30,780
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
5.50%, 12/01/33	$1	$1,275
5.50%, 01/01/34	104	117,747
5.50%, 02/01/34	1,550	1,767,478
5.50%, 03/01/34	390	445,131
5.50%, 07/01/34	17	19,768
5.50%, 08/01/34	14	16,503
5.50%, 09/01/34	3	3,292
5.50%, 10/01/34	207	236,691
5.50%, 11/01/34	3	3,541
5.50%, 12/01/34	327	373,649
5.50%, 01/01/35	2,641	3,013,349
5.50%, 02/01/35	732	835,529
5.50%, 03/01/35	24	26,788
5.50%, 04/01/35	243	277,387
5.50%, 05/01/35	1,216	1,386,898
5.50%, 06/01/35	3,164	3,610,074
5.50%, 07/01/35	19	21,682
5.50%, 08/01/35	107	121,557
5.50%, 09/01/35	7	8,169
5.50%, 10/01/35	158	181,360
5.50%, 11/01/35	31	35,758
5.50%, 12/01/35	712	811,836
5.50%, 01/01/36	31	35,368
5.50%, 02/01/36	25	28,768
5.50%, 03/01/36	55	63,393
5.50%, 04/01/36	8	8,546
5.50%, 05/01/36	985	1,122,028
5.50%, 06/01/36	27	30,812
5.50%, 07/01/36	1,405	1,600,931
5.50%, 08/01/36	189	215,752
5.50%, 09/01/36	1	806
5.50%, 11/01/36	24	26,780
5.50%, 12/01/36	13	15,846
5.50%, 01/01/37	129	147,216
5.50%, 02/01/37	42	49,506
5.50%, 03/01/37	9	10,279
5.50%, 04/01/37	34	38,907
5.50%, 05/01/37	93	106,831
5.50%, 07/01/37	17	18,961
5.50%, 09/01/37	16	18,649
5.50%, 11/01/37	34	38,960
5.50%, 12/01/37	17	18,659
5.50%, 01/01/38	60	67,424
5.50%, 02/01/38	12	13,524
5.50%, 04/01/38	1,372	1,563,701
5.50%, 05/01/38	620	704,956
5.50%, 06/01/38	116	132,021
5.50%, 07/01/38	215	244,863
5.50%, 08/01/38	53	60,353
5.50%, 09/01/38	194	221,191
5.50%, 10/01/38	84	96,621
5.50%, 11/01/38	27	31,356
5.50%, 12/01/38	214	244,239
5.50%, 01/01/39	2,837	3,235,488
5.50%, 02/01/39	83	94,235
5.50%, 03/01/39	2	2,378
5.50%, 04/01/39	27	30,516
5.50%, 05/01/39	36	41,216
5.50%, 06/01/39	66	75,095
5.50%, 09/01/39	1,745	1,988,904

84	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
5.50%, 10/01/39	$9		$10,194
5.50%, 11/01/39	2,532		2,885,652
5.50%, 12/01/39	348		380,580
5.50%, 01/01/40	166		189,537
5.50%, 02/01/40	58		66,068
5.50%, 03/01/40	12		13,746
5.50%, 05/01/40	21		24,053
5.50%, 06/01/40	47		53,924
5.50%, 03/01/41	19		21,528
5.50%, 06/01/41	7,286		8,307,607
6.00%, 05/01/21	0	(b)	2
6.00%, 07/01/21	0	(b)	398
6.00%, 01/01/22	0	(b)	108
6.00%, 09/01/22	1		728
6.00%, 11/01/22	1		1,402
6.00%, 12/01/22	49		51,301
6.00%, 10/01/25	0	(b)	372
6.00%, 11/01/25	0	(b)	247
6.00%, 02/01/26	1		975
6.00%, 08/01/26	2		2,328
6.00%, 02/01/28	0	(b)	144
6.00%, 04/01/28	2		2,613
6.00%, 05/01/28	0	(b)	41
6.00%, 06/01/28	4		4,873
6.00%, 07/01/28	9		9,387
6.00%, 11/01/28	1		1,542
6.00%, 12/01/28	0	(b)	656
6.00%, 01/01/29	10		10,674
6.00%, 02/01/29	0	(b)	774
6.00%, 03/01/29	8		9,178
6.00%, 05/01/29	9		9,962
6.00%, 06/01/29	1		630
6.00%, 07/01/29	2		2,366
6.00%, 09/01/29	1		1,004
6.00%, 12/01/30	7		8,297
6.00%, 03/01/31	1		1,580
6.00%, 04/01/31	1		600
6.00%, 06/01/31	2		2,959
6.00%, 08/01/31	0	(b)	306
6.00%, 10/01/31	0	(b)	514
6.00%, 11/01/31	1		1,018
6.00%, 12/01/31	2		2,403
6.00%, 01/01/32	39		43,243
6.00%, 02/01/32	5		6,158
6.00%, 03/01/32	28		32,401
6.00%, 04/01/32	1		1,039
6.00%, 09/01/32	3		3,642
6.00%, 10/01/32	8		8,884
6.00%, 11/01/32	6		6,969
6.00%, 12/01/32	99		113,408
6.00%, 01/01/33	6		7,025
6.00%, 02/01/33	6		6,967
6.00%, 03/01/33	12		13,591
6.00%, 04/01/33	4		5,663
6.00%, 05/01/33	0	(b)	267
6.00%, 09/01/33	6		6,596
6.00%, 10/01/33	25		29,335
6.00%, 11/01/33	39		46,394
6.00%, 05/01/34	17		19,549
6.00%, 06/01/34	30		34,470
	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
6.00%, 07/01/34	$13		$13,862
6.00%, 08/01/34	9		9,233
6.00%, 10/01/34	12		14,087
6.00%, 12/01/34	5		5,814
6.00%, 05/01/35	12		12,839
6.00%, 06/01/35	7		9,377
6.00%, 07/01/35	4		4,975
6.00%, 08/01/35	47		55,820
6.00%, 09/01/35	4		4,779
6.00%, 12/01/35	18		20,454
6.00%, 01/01/36	7		8,359
6.00%, 02/01/36	12		14,693
6.00%, 03/01/36	4		4,566
6.00%, 05/01/36	24		28,600
6.00%, 06/01/36	38		44,182
6.00%, 07/01/36	15		17,311
6.00%, 08/01/36	5		5,790
6.00%, 09/01/36	594		700,505
6.00%, 10/01/36	713		834,035
6.00%, 11/01/36	45		52,852
6.00%, 12/01/36	183		213,638
6.00%, 01/01/37	6		7,298
6.00%, 02/01/37	600		712,268
6.00%, 03/01/37	7		7,965
6.00%, 05/01/37	13		15,031
6.00%, 07/01/37	19		22,907
6.00%, 08/01/37	28		32,769
6.00%, 09/01/37	12		14,176
6.00%, 10/01/37	40		46,356
6.00%, 11/01/37	24		27,989
6.00%, 12/01/37	91		108,200
6.00%, 01/01/38	112		131,040
6.00%, 02/01/38	4		4,995
6.00%, 04/01/38	58		67,617
6.00%, 05/01/38	57		67,597
6.00%, 06/01/38	25		29,640
6.00%, 07/01/38	41		49,408
6.00%, 08/01/38	27		33,319
6.00%, 09/01/38	2,265		2,686,750
6.00%, 10/01/38	2		2,410
6.00%, 11/01/38	9		10,674
6.00%, 12/01/38	3		3,906
6.00%, 01/01/39	28		33,488
6.00%, 02/01/39	4		4,947
6.00%, 11/01/39	7		7,872
6.00%, 12/01/39	2		1,881
6.00%, 04/01/40	14		17,239
6.00%, 07/01/40	7,087		8,385,818
6.50%, 01/01/24	1		852
6.50%, 03/01/24	1		797
6.50%, 04/01/24	0	(b)	255
6.50%, 06/01/24	0	(b)	162
6.50%, 07/01/24	1		1,513
6.50%, 09/01/24	9		9,712
6.50%, 12/01/25	0	(b)	409
6.50%, 01/01/26	1		799
6.50%, 02/01/26	1		694
6.50%, 03/01/26	1		547
6.50%, 04/01/26	2		2,432
6.50%, 03/01/27	0	(b)	484

S c h e d u l e o f I n v e s t m e n t s	85

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
6.50%, 10/01/27	$0	(b)	$9
6.50%, 04/01/28	0	(b)	402
6.50%, 05/01/28	1		1,546
6.50%, 06/01/28	1		840
6.50%, 07/01/28	2		1,767
6.50%, 09/01/28	2		1,960
6.50%, 10/01/28	1		1,896
6.50%, 12/01/28	4		5,058
6.50%, 01/01/29	5		5,406
6.50%, 02/01/29	4		4,877
6.50%, 03/01/29	5		6,271
6.50%, 04/01/29	6		7,167
6.50%, 05/01/29	4		5,619
6.50%, 06/01/29	0	(b)	1,106
6.50%, 07/01/29	0	(b)	1,316
6.50%, 08/01/29	5		5,221
6.50%, 09/01/29	11		11,553
6.50%, 08/01/30	2		1,895
6.50%, 01/01/31	0	(b)	364
6.50%, 03/01/31	1		1,191
6.50%, 05/01/31	6		6,756
6.50%, 06/01/31	11		12,821
6.50%, 07/01/31	3		3,505
6.50%, 08/01/31	6		6,030
6.50%, 09/01/31	2		2,285
6.50%, 10/01/31	3		2,471
6.50%, 11/01/31	1		987
6.50%, 12/01/31	7		8,075
6.50%, 01/01/32	0	(b)	60
6.50%, 02/01/32	6		6,365
6.50%, 03/01/32	7		7,957
6.50%, 04/01/32	6		7,272
6.50%, 05/01/32	0	(b)	387
6.50%, 07/01/32	1		1,613
6.50%, 08/01/32	11		13,456
6.50%, 09/01/32	1		1,590
6.50%, 10/01/32	3		3,826
6.50%, 11/01/32	1		1,297
6.50%, 12/01/32	4		4,122
6.50%, 12/01/33	8		8,769
6.50%, 01/01/34	0	(b)	142
6.50%, 04/01/34	32		38,544
6.50%, 07/01/34	2		2,348
6.50%, 09/01/34	7		8,357
6.50%, 01/01/35	4		4,497
6.50%, 04/01/35	1		1,242
6.50%, 08/01/35	6		7,283
6.50%, 02/01/36	1		572
6.50%, 06/01/36	1		1,617
6.50%, 08/01/36	2		2,962
6.50%, 09/01/36	55		66,950
6.50%, 10/01/36	20		22,905
6.50%, 11/01/36	2		1,945
6.50%, 08/01/37	6		7,483
6.50%, 10/01/37	18		22,223
6.50%, 11/01/37	6		7,499
6.50%, 12/01/37	24		28,838
6.50%, 01/01/38	1		1,049
6.50%, 02/01/38	29		35,151
6.50%, 07/01/38	4		4,996
	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
6.50%, 08/01/38	$1		$1,311
6.50%, 09/01/38	5		5,952
6.50%, 10/01/38	2		2,658
6.50%, 11/01/38	4		4,339
6.50%, 12/01/38	4		4,923
6.50%, 01/01/39	12		14,287
6.50%, 09/01/39	37		43,822
7.00%, 04/01/23	0	(b)	368
7.00%, 07/01/23	0	(b)	518
7.00%, 09/01/23	0	(b)	174
7.00%, 02/01/24	0	(b)	58
7.00%, 05/01/24	0	(b)	351
7.00%, 06/01/24	0	(b)	34
7.00%, 07/01/24	0	(b)	154
7.00%, 12/01/25	0	(b)	31
7.00%, 03/01/26	2		2,202
7.00%, 05/01/26	0	(b)	25
7.00%, 06/01/26	0	(b)	420
7.00%, 12/01/26	0	(b)	387
7.00%, 01/01/27	0	(b)	329
7.00%, 02/01/27	1		941
7.00%, 03/01/27	0	(b)	318
7.00%, 04/01/27	0	(b)	75
7.00%, 05/01/27	0	(b)	95
7.00%, 09/01/27	2		1,720
7.00%, 10/01/27	1		690
7.00%, 11/01/27	1		696
7.00%, 12/01/27	1		1,771
7.00%, 05/01/28	1		1,110
7.00%, 07/01/28	0	(b)	61
7.00%, 10/01/28	1		606
7.00%, 11/01/28	2		2,368
7.00%, 12/01/28	4		4,213
7.00%, 03/01/29	1		820
7.00%, 06/01/29	4		4,853
7.00%, 07/01/29	6		6,337
7.00%, 09/01/29	0	(b)	432
7.00%, 10/01/29	2		2,111
7.00%, 01/01/30	0	(b)	23
7.00%, 02/01/30	1		603
7.00%, 05/01/30	0	(b)	278
7.00%, 12/01/30	0	(b)	620
7.00%, 01/01/31	1		1,575
7.00%, 02/01/31	1		1,395
7.00%, 05/01/31	0	(b)	616
7.00%, 07/01/31	2		1,749
7.00%, 08/01/31	2		2,491
7.00%, 09/01/31	5		6,043
7.00%, 12/01/31	3		2,737
7.00%, 02/01/32	3		3,665
7.00%, 03/01/32	6		6,787
7.00%, 05/01/32	2		2,814
7.00%, 06/01/32	2		3,197
7.00%, 07/01/32	6		7,715
7.00%, 08/01/32	4		4,599
7.00%, 09/01/32	1		1,757
7.00%, 11/01/32	2		1,848
7.00%, 10/01/33	14		16,346
7.00%, 11/01/36	3		4,112
7.00%, 12/01/36	8		9,701

86	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
7.00%, 09/01/38	$4		$4,195
7.50%, 02/01/22	0	(b)	263
7.50%, 05/01/22	0	(b)	6
7.50%, 12/01/22	0	(b)	48
7.50%, 01/01/23	0	(b)	209
7.50%, 04/01/23	2		2,365
7.50%, 01/01/24	0	(b)	78
7.50%, 05/01/24	0	(b)	86
7.50%, 06/01/24	0	(b)	33
7.50%, 11/01/25	0	(b)	274
7.50%, 01/01/26	1		1,628
7.50%, 03/01/26	1		569
7.50%, 04/01/26	0	(b)	257
7.50%, 05/01/26	0	(b)	362
7.50%, 10/01/26	0	(b)	358
7.50%, 12/01/26	0	(b)	59
7.50%, 01/01/27	0	(b)	438
7.50%, 04/01/27	0	(b)	327
7.50%, 06/01/27	0	(b)	140
7.50%, 08/01/27	0	(b)	498
7.50%, 09/01/27	0	(b)	127
7.50%, 12/01/27	1		1,128
7.50%, 03/01/28	1		1,494
7.50%, 07/01/28	0	(b)	335
7.50%, 11/01/28	0	(b)	372
7.50%, 07/01/29	13		15,715
7.50%, 12/01/29	0	(b)	121
7.50%, 01/01/30	0	(b)	741
7.50%, 03/01/30	0	(b)	118
7.50%, 05/01/30	0	(b)	202
7.50%, 06/01/30	0	(b)	51
7.50%, 07/01/30	0	(b)	32
7.50%, 08/01/30	1		1,180
7.50%, 09/01/30	1		1,628
7.50%, 10/01/30	1		1,575
7.50%, 11/01/30	1		1,414
7.50%, 12/01/30	2		2,108
7.50%, 01/01/31	0	(b)	78
7.50%, 02/01/31	0	(b)	190
7.50%, 09/01/31	3		3,708
7.50%, 01/01/32	2		2,121
8.00%, 02/01/22	0	(b)	56
8.00%, 07/01/22	1		1,153
8.00%, 08/01/22	0	(b)	116
8.00%, 11/01/22	0	(b)	7
8.00%, 12/01/22	1		877
8.00%, 12/01/23	0	(b)	44
8.00%, 04/01/24	0	(b)	113
8.00%, 05/01/24	0	(b)	52
8.00%, 05/01/25	0	(b)	275
8.00%, 10/01/25	0	(b)	99
8.00%, 11/01/25	1		572
8.00%, 09/01/26	2		1,702
8.00%, 10/01/26	0	(b)	426
8.00%, 11/01/26	0	(b)	626
8.00%, 03/01/27	0	(b)	523
8.00%, 05/01/27	1		650
8.00%, 06/01/27	0	(b)	291
8.00%, 09/01/27	0	(b)	230
8.00%, 11/01/27	0	(b)	213
	Par
Security	(000)		Value

Mortgage-Backed Securities (continued)
8.00%, 10/01/29	$0	(b)	$147
8.00%, 11/01/29	1		1,016
8.00%, 12/01/29	0	(b)	414
8.00%, 01/01/30	0	(b)	115
8.00%, 03/01/30	1		1,129
8.00%, 07/01/30	0	(b)	95
8.00%, 06/01/31	4		3,983
8.50%, 02/01/22	0	(b)	90
8.50%, 03/01/23	0	(b)	521
8.50%, 06/01/24	0	(b)	39
8.50%, 11/01/24	0	(b)	93
8.50%, 01/01/25	0	(b)	135
8.50%, 03/01/25	0	(b)	214
8.50%, 06/01/25	0	(b)	83
8.50%, 09/01/25	0	(b)	301
8.50%, 07/01/30	0	(b)	485
9.00%, 09/01/20	0	(b)	1
9.00%, 08/01/21	0	(b)	7
9.00%, 01/01/22	0	(b)	9
9.00%, 03/01/24	0	(b)	2
9.00%, 02/01/25	0	(b)	435
9.00%, 04/01/25	0	(b)	223
9.00%, 10/01/25	0	(b)	159
9.50%, 09/01/20	0	(b)	1
9.50%, 10/01/20	0	(b)	2
9.50%, 08/01/21	0	(b)	4
9.50%, 09/01/21	0	(b)	7
9.50%, 12/01/22	0	(b)	9
9.50%, 06/01/25	0	(b)	133
10.00%, 05/01/20	0	(b)	1
10.00%, 04/01/25	0	(b)	68
Federal National Mortgage Association
2.02%, 06/01/43, (12 mo. LIBOR US + 1.535%)(a)	2,992		3,037,024
2.50%, 12/01/31	733		754,255
3.00%, 07/01/30	2,544		2,634,742
3.00%, 08/01/31	93		95,877
3.00%, 02/01/47	13,475		14,137,625
3.00%, 03/01/47	18,155		18,731,248
3.50%, 05/01/32	418		434,089
3.50%, 02/01/35	1,549		1,652,293
3.50%, 05/20/46	1,132		1,190,638
3.50%, 09/01/46	235		247,955
3.50%, 01/01/47	975		1,026,482
3.50%, 11/20/47	1,085		1,153,732
3.50%, 11/01/51	12,041		12,914,050
3.88%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	968		1,013,996
4.00%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	1,039		1,085,327
4.00%, 02/01/47	18,548		20,201,140
4.00%, 01/01/57	8,838		9,727,576
4.00%, 02/01/57	10,048		11,060,404
4.07%, 09/01/41, (12 mo. LIBOR US + 1.815%)(a)	103		107,481
4.35%, 08/01/41, (12 mo. LIBOR US + 1.750%)(a)	99		103,382
4.41%, 04/01/43, (12 mo. LIBOR US + 1.530%)(a)	9		9,555
4.45%, 08/01/42, (12 mo. LIBOR US + 1.695%)(a)	1,381		1,431,780
4.50%, 02/01/44	2,400		2,645,146
4.58%, 12/01/38, (12 mo. LIBOR US + 1.817%)(a)	277		283,194
Government National Mortgage Association
2.50%, 03/20/27	97		100,770
2.50%, 08/20/27	123		128,032
2.50%, 09/20/27	152		157,435

S c h e d u l e o f I n v e s t m e n t s	87

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.50%, 01/20/28	$505	$523,794
2.50%, 04/20/28	285	295,735
2.50%, 11/20/30	230	237,299
2.50%, 04/20/32	723	744,644
2.50%, 03/15/43	69	71,255
2.50%, 03/20/43	340	352,500
2.50%, 04/15/43	40	41,510
2.50%, 01/20/45	33	34,707
2.50%, 04/15/45	113	115,734
2.50%, 06/15/45	86	88,609
2.50%, 09/15/46	35	36,310
2.50%, 10/15/46	415	426,939
2.50%, 11/20/46	590	608,441
2.50%, 12/20/46	153	158,203
2.50%, 01/20/47	13,305	13,729,555
2.50%, 11/20/47	192	198,446
2.50%, 08/20/49	5,699	5,854,869
2.50%, 12/20/49	39,818	40,905,809
2.50%, 01/20/50	4,989	5,124,954
2.50%, 03/01/50(c)	190,748	195,840,958
3.00%, 01/20/27	356	370,598
3.00%, 04/15/27	160	166,514
3.00%, 04/20/27	196	203,887
3.00%, 05/20/27	8,163	8,490,617
3.00%, 07/15/27	4,248	4,413,514
3.00%, 09/15/27	45	47,031
3.00%, 09/20/27	296	307,472
3.00%, 10/15/27	815	846,420
3.00%, 11/20/27	45	46,946
3.00%, 01/20/28	42	44,004
3.00%, 09/20/28	116	120,287
3.00%, 10/20/28	161	166,802
3.00%, 11/20/28	416	432,286
3.00%, 01/20/29	118	123,010
3.00%, 05/20/29	328	340,095
3.00%, 10/20/30	42	43,331
3.00%, 12/20/31	455	472,665
3.00%, 01/20/42	31	32,017
3.00%, 04/15/42	544	570,654
3.00%, 07/20/42	376	394,304
3.00%, 08/15/42	657	689,877
3.00%, 08/20/42	375	392,627
3.00%, 09/15/42	12,626	13,252,357
3.00%, 09/20/42	1,055	1,105,339
3.00%, 10/15/42	1,008	1,058,193
3.00%, 10/20/42	466	487,936
3.00%, 11/15/42	11,474	12,042,337
3.00%, 11/20/42	777	813,902
3.00%, 12/15/42	405	425,110
3.00%, 12/20/42	2,793	2,927,668
3.00%, 01/20/43	19,983	20,943,423
3.00%, 02/15/43	715	750,995
3.00%, 02/20/43	440	461,910
3.00%, 03/15/43	27	28,074
3.00%, 04/15/43	910	952,906
3.00%, 05/15/43	283	296,230
3.00%, 06/15/43	152	158,759
3.00%, 07/15/43	171	179,132
3.00%, 08/15/43	1,835	1,922,653
3.00%, 09/15/43	2,101	2,202,808
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/20/43	$2,277	$2,386,744
3.00%, 11/20/43	79	83,164
3.00%, 12/20/43	22	23,175
3.00%, 01/15/44	519	544,637
3.00%, 01/20/44	6,630	6,949,763
3.00%, 02/20/44	1,919	2,012,073
3.00%, 03/20/44	2,109	2,210,397
3.00%, 04/20/44	40	41,707
3.00%, 05/15/44	30	31,845
3.00%, 06/20/44	382	400,150
3.00%, 07/20/44	1,468	1,539,320
3.00%, 08/20/44	46,812	49,087,675
3.00%, 09/20/44	1,805	1,893,225
3.00%, 10/15/44	2,003	2,096,041
3.00%, 10/20/44	7,613	7,980,714
3.00%, 12/20/44	57	60,048
3.00%, 01/20/45	86	90,282
3.00%, 03/15/45	198	206,533
3.00%, 03/20/45	53	55,044
3.00%, 04/20/45	797	835,038
3.00%, 05/15/45	2,853	3,019,426
3.00%, 05/20/45	17,308	18,135,999
3.00%, 07/15/45	103	107,867
3.00%, 07/20/45	42,761	44,808,143
3.00%, 08/15/45	6,290	6,568,993
3.00%, 08/20/45	77,712	81,431,298
3.00%, 10/20/45	16,348	17,202,653
3.00%, 11/20/45	5,479	5,799,349
3.00%, 12/20/45	5,708	6,041,909
3.00%, 01/20/46	969	1,015,441
3.00%, 02/20/46	32,176	33,716,508
3.00%, 04/20/46	14,593	15,230,137
3.00%, 05/20/46	26,761	27,929,775
3.00%, 06/20/46	31,816	33,206,163
3.00%, 07/15/46	830	865,703
3.00%, 07/20/46	52,793	55,099,356
3.00%, 08/20/46	88,892	92,775,230
3.00%, 09/20/46	65,328	68,181,552
3.00%, 10/20/46	28,753	30,009,444
3.00%, 11/15/46	253	264,086
3.00%, 11/20/46	52,946	55,258,524
3.00%, 12/15/46	10,484	10,998,781
3.00%, 12/20/46	97,867	102,142,382
3.00%, 01/20/47	58,267	60,811,796
3.00%, 02/15/47	19,751	20,609,072
3.00%, 02/20/47	16,647	17,374,442
3.00%, 03/20/47	51,463	53,710,659
3.00%, 04/20/47	2,649	2,757,639
3.00%, 06/15/47	234	248,192
3.00%, 06/20/47	22,164	23,074,427
3.00%, 07/20/47	7,093	7,384,851
3.00%, 08/20/47	2,754	2,867,319
3.00%, 09/15/47	147	155,292
3.00%, 09/20/47	20,528	21,371,949
3.00%, 11/20/47	49,973	52,026,757
3.00%, 12/15/47	49	51,603
3.00%, 12/20/47	67	69,844
3.00%, 01/20/48	24,313	25,311,746
3.00%, 02/20/48	20,511	21,283,878
3.00%, 03/20/48	12,100	12,521,452

88	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/20/48	$5,136	$5,346,622
3.00%, 05/20/48	5,954	6,198,753
3.00%, 08/20/48	7,449	7,754,839
3.00%, 09/20/48	4,517	4,702,587
3.00%, 10/20/48	3,953	4,115,765
3.00%, 11/20/48	6,689	6,964,074
3.00%, 12/20/48	4,612	4,801,222
3.00%, 01/20/49	1,489	1,550,230
3.00%, 02/20/49	1,584	1,649,566
3.00%, 06/20/49	15,829	16,380,809
3.00%, 07/20/49	700	724,514
3.00%, 09/20/49	20,706	21,418,557
3.00%, 12/20/49	42,808	44,281,072
3.00%, 01/20/50	127,410	131,795,197
3.00%, 02/20/50	50,205	51,992,800
3.00%, 03/01/50(c)	192,564	198,995,435
3.50%, 08/15/24	620	649,225
3.50%, 12/15/25	15	15,367
3.50%, 02/15/26	342	358,849
3.50%, 05/15/26	46	47,866
3.50%, 12/20/26	192	201,876
3.50%, 03/20/27	35	36,900
3.50%, 04/20/27	107	112,256
3.50%, 01/20/29	22	23,591
3.50%, 07/15/29	353	371,519
3.50%, 02/20/31	85	87,898
3.50%, 01/15/41	39	40,841
3.50%, 01/20/41	174	182,757
3.50%, 09/15/41	427	454,539
3.50%, 10/15/41	50	53,666
3.50%, 11/15/41	133	141,464
3.50%, 11/20/41	129	137,502
3.50%, 12/15/41	4,148	4,414,341
3.50%, 01/15/42	349	371,511
3.50%, 01/20/42	283	301,981
3.50%, 02/15/42	531	568,581
3.50%, 02/20/42	173	184,300
3.50%, 03/15/42	445	473,202
3.50%, 03/20/42	23,659	25,216,985
3.50%, 04/15/42	1,399	1,489,615
3.50%, 05/15/42	1,228	1,309,726
3.50%, 06/15/42	338	363,029
3.50%, 07/15/42	700	745,826
3.50%, 08/15/42	74	79,187
3.50%, 08/20/42	1,679	1,789,955
3.50%, 09/15/42	2,691	2,886,508
3.50%, 09/20/42	31,280	33,339,333
3.50%, 10/15/42	1,987	2,120,141
3.50%, 10/20/42	32,746	34,901,688
3.50%, 11/15/42	1,429	1,520,135
3.50%, 11/20/42	32,707	34,860,736
3.50%, 12/20/42	24,735	26,363,142
3.50%, 01/15/43	492	523,827
3.50%, 01/20/43	3,610	3,865,557
3.50%, 02/15/43	159	169,138
3.50%, 03/15/43	12,756	13,686,213
3.50%, 03/20/43	76	80,451
3.50%, 04/15/43	159	171,133
3.50%, 04/20/43	2,807	2,980,132
3.50%, 05/15/43	1,723	1,845,021
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/15/43	$12,749	$13,663,954
3.50%, 10/15/43	128	135,501
3.50%, 10/20/43	3,093	3,284,286
3.50%, 01/20/44	8	7,970
3.50%, 02/20/44	1,800	1,910,674
3.50%, 04/20/44	673	712,906
3.50%, 07/15/44	66	71,128
3.50%, 09/15/44	595	640,970
3.50%, 09/20/44	19,983	21,165,465
3.50%, 10/20/44	2,925	3,136,252
3.50%, 12/15/44	286	303,029
3.50%, 12/20/44	2,050	2,171,144
3.50%, 01/15/45	136	145,218
3.50%, 03/15/45	241	254,533
3.50%, 04/15/45	57	60,656
3.50%, 04/20/45	27,109	28,592,799
3.50%, 05/20/45	207	220,618
3.50%, 09/20/45	7,285	7,858,294
3.50%, 10/20/45	580	611,626
3.50%, 11/20/45	25,689	27,095,386
3.50%, 12/20/45	20,152	21,255,834
3.50%, 01/20/46	1,631	1,726,961
3.50%, 02/20/46	822	866,960
3.50%, 03/20/46	49,871	52,402,314
3.50%, 04/20/46	30,149	31,679,421
3.50%, 05/20/46	4,987	5,240,427
3.50%, 06/15/46	1,556	1,640,967
3.50%, 06/20/46	85,969	90,332,011
3.50%, 07/15/46	5,184	5,466,458
3.50%, 07/20/46	8,094	8,504,779
3.50%, 08/15/46	592	624,411
3.50%, 08/20/46	272	286,175
3.50%, 09/15/46	5,732	6,044,475
3.50%, 09/20/46	16,932	17,791,025
3.50%, 10/20/46	1,025	1,076,613
3.50%, 11/20/46	14,136	14,866,390
3.50%, 12/20/46	25,144	26,420,277
3.50%, 01/20/47	73,566	77,299,463
3.50%, 02/20/47(d)	173,470	182,274,375
3.50%, 03/20/47	50,735	53,246,665
3.50%, 04/20/47	30,797	32,417,761
3.50%, 05/20/47	2,767	2,903,655
3.50%, 06/15/47	1,631	1,714,406
3.50%, 06/20/47	12,473	13,088,519
3.50%, 07/20/47	3,594	3,821,071
3.50%, 08/20/47	46,964	49,639,936
3.50%, 09/15/47	1,568	1,648,127
3.50%, 09/20/47	88,214	92,564,107
3.50%, 10/15/47	2,404	2,525,924
3.50%, 10/20/47	54,252	57,135,910
3.50%, 11/15/47	64	67,628
3.50%, 11/20/47	73,328	76,944,476
3.50%, 12/15/47	39,041	41,916,125
3.50%, 12/20/47	48,986	51,847,539
3.50%, 01/15/48	8,952	9,406,708
3.50%, 01/20/48	40,726	43,000,906
3.50%, 02/15/48	827	869,146
3.50%, 02/20/48	51,472	54,349,927
3.50%, 03/20/48	31,050	32,408,728
3.50%, 04/15/48	3,439	3,616,216

S c h e d u l e o f I n v e s t m e n t s	89

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/20/48	$23,866	$25,277,714
3.50%, 05/15/48	256	268,854
3.50%, 05/20/48	235	245,225
3.50%, 06/20/48	845	881,810
3.50%, 07/20/48	14,056	14,670,620
3.50%, 08/20/48	16,574	17,299,155
3.50%, 09/15/48	1,276	1,385,149
3.50%, 09/20/48	6,414	6,762,648
3.50%, 10/20/48	1,542	1,609,772
3.50%, 12/20/48	2,549	2,660,038
3.50%, 01/20/49	9,232	9,687,013
3.50%, 06/20/49	1,069	1,140,703
3.50%, 08/20/49	5,536	5,765,464
3.50%, 09/20/49	94,467	98,374,744
3.50%, 10/20/49	92,207	96,021,857
3.50%, 11/15/49	1,724	1,858,409
3.50%, 11/20/49	67,203	69,983,198
3.50%, 12/20/49	45,930	47,829,520
3.50%, 01/20/50	115,450	120,225,900
3.50%, 03/01/50(c)	290,022	300,557,957
4.00%, 07/15/24	29	30,046
4.00%, 08/15/24	54	57,047
4.00%, 12/15/24	47	48,903
4.00%, 11/15/25	63	65,754
4.00%, 05/15/26	54	56,702
4.00%, 07/20/26	29	30,841
4.00%, 06/15/39	139	148,833
4.00%, 07/20/40	91	98,351
4.00%, 08/15/40	77	82,385
4.00%, 09/15/40	332	355,293
4.00%, 10/15/40	245	263,562
4.00%, 11/15/40	228	244,187
4.00%, 11/20/40	438	474,648
4.00%, 12/15/40	96	102,603
4.00%, 01/15/41	480	513,691
4.00%, 01/20/41	140	151,719
4.00%, 02/15/41	4,439	4,750,299
4.00%, 03/15/41	1,094	1,182,835
4.00%, 04/15/41	3,627	3,922,090
4.00%, 05/15/41	783	845,869
4.00%, 06/15/41	1	980
4.00%, 07/15/41	1,747	1,875,396
4.00%, 07/20/41	39	42,524
4.00%, 08/15/41	109	117,852
4.00%, 08/20/41	73	78,810
4.00%, 09/15/41	501	536,383
4.00%, 09/20/41	226	244,607
4.00%, 10/15/41	73	78,798
4.00%, 11/15/41	39	41,561
4.00%, 11/20/41	574	622,137
4.00%, 12/15/41	1,258	1,359,549
4.00%, 12/20/41	181	195,801
4.00%, 01/15/42	789	852,476
4.00%, 01/20/42	565	613,264
4.00%, 02/15/42	3,053	3,307,930
4.00%, 02/20/42	225	243,565
4.00%, 03/15/42	5,089	5,527,897
4.00%, 04/15/42	3,361	3,612,094
4.00%, 05/15/42	770	836,296
4.00%, 05/20/42	14	15,429
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/20/42	$20	$21,500
4.00%, 07/20/42	370	400,716
4.00%, 08/15/42	1,050	1,140,410
4.00%, 10/15/42	527	572,973
4.00%, 11/20/42	775	838,626
4.00%, 04/20/43	353	381,955
4.00%, 05/15/43	43	45,986
4.00%, 06/20/43	56	60,597
4.00%, 08/15/43	6	6,188
4.00%, 09/15/43	221	236,819
4.00%, 09/20/43	61	65,925
4.00%, 11/15/43	41	44,169
4.00%, 03/15/44	284	304,804
4.00%, 03/20/44	569	613,535
4.00%, 04/15/44	17	18,518
4.00%, 04/20/44	938	1,012,086
4.00%, 05/15/44	214	229,722
4.00%, 07/15/44	78	83,971
4.00%, 07/20/44	994	1,072,422
4.00%, 08/15/44	34	37,530
4.00%, 08/20/44	4,730	5,103,496
4.00%, 09/15/44	258	280,593
4.00%, 10/20/44	10,996	11,865,280
4.00%, 01/15/45	47	50,826
4.00%, 01/20/45	11,247	12,135,866
4.00%, 02/15/45	9	9,436
4.00%, 03/15/45	98	104,940
4.00%, 04/15/45	39	41,800
4.00%, 04/20/45	427	465,580
4.00%, 05/15/45	110	119,401
4.00%, 06/15/45	31	33,118
4.00%, 06/20/45	539	579,087
4.00%, 07/15/45	141	151,422
4.00%, 08/15/45	105	112,242
4.00%, 08/20/45	1,779	1,911,043
4.00%, 09/15/45	546	583,985
4.00%, 09/20/45	20,784	22,322,273
4.00%, 10/20/45	835	897,162
4.00%, 11/15/45	144	153,901
4.00%, 11/20/45	1,311	1,408,069
4.00%, 01/20/46	3,470	3,726,600
4.00%, 03/20/46	22,247	23,893,219
4.00%, 04/20/46	13,044	14,009,425
4.00%, 05/15/46	22	23,582
4.00%, 07/20/46	3,121	3,329,283
4.00%, 09/20/46	5,882	6,274,235
4.00%, 10/15/46	267	284,391
4.00%, 11/20/46	11,408	12,167,641
4.00%, 12/15/46	4,029	4,312,211
4.00%, 12/20/46	5,962	6,359,148
4.00%, 01/20/47	19,884	21,209,167
4.00%, 03/20/47	739	788,332
4.00%, 04/20/47	49,792	52,741,356
4.00%, 06/20/47	42,253	44,755,751
4.00%, 07/20/47	139,528	147,791,306
4.00%, 08/20/47	24,990	26,639,478
4.00%, 09/20/47	1,500	1,588,920
4.00%, 10/15/47	152	161,005
4.00%, 10/20/47	4,245	4,496,147
4.00%, 11/20/47	119,663	126,750,064

90	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/20/47	$16,034	$17,028,271
4.00%, 01/20/48	19,621	20,918,065
4.00%, 02/20/48	560	593,219
4.00%, 03/20/48	92,213	97,744,945
4.00%, 04/20/48	41,757	43,974,736
4.00%, 05/15/48	775	822,479
4.00%, 05/20/48	45,202	47,542,768
4.00%, 06/20/48	37,651	39,644,771
4.00%, 07/20/48	19,606	20,621,046
4.00%, 08/20/48	60,242	63,361,305
4.00%, 09/20/48	16,000	16,828,342
4.00%, 10/20/48	6,276	6,600,462
4.00%, 11/20/48	16,794	17,663,647
4.00%, 12/20/48	13,926	14,646,965
4.00%, 02/20/49	951	1,000,271
4.00%, 05/20/49	24,218	25,237,634
4.00%, 06/15/49	37,828	40,032,542
4.00%, 06/20/49	81,765	85,284,716
4.00%, 07/20/49	20,725	22,052,649
4.00%, 11/20/49	46,885	48,859,577
4.00%, 03/01/50(c)	44,044	45,876,247
4.50%, 04/20/26	27	28,770
4.50%, 07/15/33	2	2,712
4.50%, 08/15/33	33	35,305
4.50%, 11/20/33	4	4,485
4.50%, 06/15/34	5	5,240
4.50%, 01/15/35	1	1,498
4.50%, 06/20/35	26	28,135
4.50%, 08/15/35	13	13,581
4.50%, 10/15/35	3	3,287
4.50%, 03/15/39	174	189,111
4.50%, 03/20/39	75	81,636
4.50%, 04/15/39	658	717,527
4.50%, 05/15/39	194	212,448
4.50%, 06/15/39	184	199,171
4.50%, 07/15/39	863	940,319
4.50%, 08/15/39	3,343	3,640,523
4.50%, 09/15/39	51	55,323
4.50%, 10/15/39	9	10,276
4.50%, 11/15/39	115	125,106
4.50%, 11/20/39	975	1,067,485
4.50%, 12/15/39	147	160,402
4.50%, 01/15/40	306	333,606
4.50%, 01/20/40	1,072	1,174,741
4.50%, 02/15/40	298	324,972
4.50%, 03/15/40	160	172,952
4.50%, 04/15/40	75	81,796
4.50%, 05/15/40	46	49,996
4.50%, 05/20/40	173	190,286
4.50%, 06/15/40	5,333	5,807,283
4.50%, 07/15/40	2,473	2,691,547
4.50%, 08/15/40	8,611	9,376,498
4.50%, 08/20/40	1,700	1,867,504
4.50%, 09/15/40	322	351,445
4.50%, 10/15/40	159	173,110
4.50%, 10/20/40	4,515	4,961,018
4.50%, 12/15/40	35	37,949
4.50%, 01/15/41	18	19,141
4.50%, 01/20/41	340	373,592
4.50%, 02/15/41	17	18,015
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/20/41	$70	$76,573
4.50%, 03/15/41	203	220,039
4.50%, 03/20/41	284	311,857
4.50%, 04/15/41	141	154,087
4.50%, 04/20/41	9,700	10,653,471
4.50%, 05/15/41	110	120,569
4.50%, 06/15/41	98	105,862
4.50%, 06/20/41	5,813	6,384,023
4.50%, 07/15/41	83	90,475
4.50%, 07/20/41	653	717,605
4.50%, 08/15/41	77	85,204
4.50%, 08/20/41	106	116,073
4.50%, 09/15/41	58	63,551
4.50%, 09/20/41	2,973	3,265,418
4.50%, 11/20/41	3,126	3,433,551
4.50%, 12/20/41	99	109,128
4.50%, 01/20/42	197	215,834
4.50%, 02/20/42	101	110,860
4.50%, 03/20/42	25	27,575
4.50%, 04/20/42	46	50,565
4.50%, 05/20/42	37	40,744
4.50%, 08/20/43	23	25,681
4.50%, 09/20/43	175	190,921
4.50%, 08/20/44	46	50,186
4.50%, 09/20/44	290	315,807
4.50%, 10/20/44	207	224,607
4.50%, 11/20/44	325	353,328
4.50%, 06/20/45	352	383,012
4.50%, 09/15/45	71	76,821
4.50%, 10/15/45	52	56,063
4.50%, 10/20/45	123	134,163
4.50%, 11/20/45	6,847	7,446,675
4.50%, 12/20/45	379	411,786
4.50%, 01/20/46	16	17,296
4.50%, 02/15/46	530	587,588
4.50%, 02/20/46	1,873	2,036,968
4.50%, 05/20/46	286	310,732
4.50%, 07/20/46	680	739,312
4.50%, 08/15/46	65	69,768
4.50%, 08/20/46	27	29,104
4.50%, 09/15/46	219	234,318
4.50%, 09/20/46	1,092	1,194,153
4.50%, 10/15/46	56	60,109
4.50%, 10/20/46	3,933	4,300,586
4.50%, 11/20/46	1,210	1,323,145
4.50%, 02/20/47	714	762,455
4.50%, 04/20/47	1,032	1,101,602
4.50%, 05/20/47	3,338	3,563,269
4.50%, 06/15/47	165	181,149
4.50%, 06/20/47	2,952	3,151,746
4.50%, 08/15/47	128	137,186
4.50%, 10/20/47	6,288	6,704,199
4.50%, 01/20/48	555	588,479
4.50%, 02/20/48	9,752	10,336,661
4.50%, 03/20/48	5,056	5,359,566
4.50%, 04/20/48	28,914	30,647,912
4.50%, 06/20/48	58,804	61,913,068
4.50%, 07/20/48	37,990	39,999,422
4.50%, 08/20/48	27,205	28,643,434
4.50%, 10/20/48	9,465	9,965,658

S c h e d u l e o f I n v e s t m e n t s	91

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 11/20/48	$1,390	$1,478,813
4.50%, 12/20/48	41,286	43,468,927
4.50%, 01/20/49	11,059	11,644,164
4.50%, 02/20/49	3,305	3,512,800
4.50%, 03/20/49	9,075	9,554,984
4.50%, 04/20/49	14,901	15,711,933
4.50%, 05/20/49	12,297	13,115,092
4.50%, 06/20/49	106,121	111,586,003
4.50%, 07/20/49	44,816	47,124,443
4.50%, 08/20/49	13,377	14,066,441
4.50%, 09/20/49	210	220,594
4.50%, 11/20/49	2,345	2,465,728
4.50%, 03/01/50(c)	45,530	48,324,988
5.00%, 11/15/24	416	443,478
5.00%, 03/15/33	7	7,929
5.00%, 05/20/33	323	353,914
5.00%, 06/15/33	12	12,454
5.00%, 07/15/33	39	44,939
5.00%, 07/20/33	2	2,262
5.00%, 08/15/33	137	154,504
5.00%, 09/15/33	79	88,595
5.00%, 10/15/33	50	55,872
5.00%, 01/15/34	1	1,449
5.00%, 01/20/34	3	3,194
5.00%, 02/15/34	52	58,471
5.00%, 04/15/34	5	5,090
5.00%, 05/15/34	6	6,718
5.00%, 05/20/34	1	1,544
5.00%, 06/15/34	42	46,312
5.00%, 07/15/34	20	22,522
5.00%, 12/15/34	4	4,094
5.00%, 01/15/35	20	22,473
5.00%, 03/15/35	1	1,458
5.00%, 05/15/35	4	4,125
5.00%, 07/20/35	1,346	1,474,127
5.00%, 08/15/35	40	45,190
5.00%, 09/15/35	14	15,922
5.00%, 10/15/35	97	109,526
5.00%, 11/15/35	17	19,578
5.00%, 12/15/35	15	16,765
5.00%, 04/20/36	45	48,770
5.00%, 09/15/36	33	37,305
5.00%, 12/15/36	5,356	6,159,269
5.00%, 04/20/37	2	2,450
5.00%, 12/15/37	2	2,544
5.00%, 01/15/38	1	1,445
5.00%, 02/15/38	1	768
5.00%, 03/15/38	1	671
5.00%, 03/20/38	11	11,741
5.00%, 04/15/38	24	27,505
5.00%, 04/20/38	275	305,500
5.00%, 05/15/38	127	141,226
5.00%, 05/20/38	3	3,340
5.00%, 06/15/38	47	51,636
5.00%, 06/20/38	26	28,433
5.00%, 07/15/38	7	7,735
5.00%, 08/15/38	60	67,699
5.00%, 08/20/38	19	20,883
5.00%, 10/15/38	22	24,179
5.00%, 10/20/38	28	31,629
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 12/15/38	$17	$20,108
5.00%, 01/15/39	2,063	2,347,276
5.00%, 02/15/39	511	570,697
5.00%, 03/15/39	119	133,634
5.00%, 04/15/39	93	102,884
5.00%, 05/15/39	24	27,078
5.00%, 05/20/39	11	12,661
5.00%, 06/15/39	165	188,612
5.00%, 06/20/39	52	57,993
5.00%, 07/15/39	5,306	6,032,225
5.00%, 08/15/39	156	178,139
5.00%, 09/15/39	568	636,062
5.00%, 10/15/39	63	70,247
5.00%, 10/20/39	1,700	1,892,212
5.00%, 11/15/39	98	113,161
5.00%, 12/15/39	32	35,448
5.00%, 02/15/40	569	655,633
5.00%, 03/15/40	69	76,420
5.00%, 04/15/40	26	30,220
5.00%, 05/15/40	1,277	1,438,498
5.00%, 05/20/40	23	25,936
5.00%, 06/15/40	236	266,396
5.00%, 06/20/40	61	68,815
5.00%, 07/15/40	68	77,167
5.00%, 07/20/40	6,370	7,156,998
5.00%, 08/15/40	19	22,018
5.00%, 08/20/40	1,852	2,081,005
5.00%, 12/15/40	141	161,517
5.00%, 01/20/41	109	122,629
5.00%, 02/20/41	50	56,199
5.00%, 04/15/41	23	26,047
5.00%, 04/20/41	3	2,827
5.00%, 05/20/41	72	80,525
5.00%, 06/20/41	15	17,130
5.00%, 07/20/41	18	19,841
5.00%, 09/20/41	24	26,611
5.00%, 10/20/41	16	17,497
5.00%, 11/20/41	5,106	5,682,569
5.00%, 12/20/41	36	40,349
5.00%, 02/20/42	168	187,348
5.00%, 03/20/42	26	29,072
5.00%, 07/20/42	967	1,075,618
5.00%, 08/20/42	53	58,936
5.00%, 10/20/42	3	3,797
5.00%, 01/20/43	287	318,914
5.00%, 04/20/43	66	73,701
5.00%, 05/20/43	45	50,315
5.00%, 11/20/43	164	180,427
5.00%, 01/20/44	230	258,267
5.00%, 03/15/44	4,300	4,978,338
5.00%, 05/20/44	472	530,635
5.00%, 06/20/44	65	72,678
5.00%, 07/20/44	363	407,848
5.00%, 08/20/44	181	203,210
5.00%, 12/20/44	552	619,538
5.00%, 04/20/45	238	267,601
5.00%, 08/20/45	32	35,418
5.00%, 09/20/45	26	28,269
5.00%, 10/20/45	180	201,606
5.00%, 11/20/45	13	14,183

92	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 02/20/46	$1,308	$1,468,099
5.00%, 04/20/46	241	270,189
5.00%, 05/20/46	24	26,767
5.00%, 07/20/46	26	28,780
5.00%, 04/20/47	296	326,458
5.00%, 07/15/47	576	647,979
5.00%, 08/15/47	351	383,904
5.00%, 09/20/47	51	55,368
5.00%, 03/20/48	1,520	1,635,979
5.00%, 04/20/48	11,477	12,262,836
5.00%, 05/20/48	6,750	7,212,629
5.00%, 08/20/48	4,552	4,898,761
5.00%, 09/20/48	5,294	5,722,452
5.00%, 11/20/48	25,109	27,040,053
5.00%, 12/20/48	27,902	29,855,517
5.00%, 01/20/49	23,823	25,404,688
5.00%, 02/20/49	5,530	5,896,672
5.00%, 04/20/49	4,041	4,309,413
5.00%, 05/20/49	75,178	80,169,190
5.00%, 06/20/49	9,971	10,633,141
5.00%, 07/20/49	9,344	9,964,638
5.00%, 09/20/49	73	77,357
5.00%, 03/01/50(c)	42,375	45,149,238
5.50%, 01/15/24	14	14,781
5.50%, 12/15/31	33	36,907
5.50%, 01/15/32	2	1,978
5.50%, 05/20/32	1	960
5.50%, 10/15/32	3	3,474
5.50%, 11/15/32	2	2,770
5.50%, 01/15/33	10	10,564
5.50%, 02/15/33	18	20,811
5.50%, 03/15/33	36	39,546
5.50%, 04/15/33	41	46,240
5.50%, 05/15/33	46	53,082
5.50%, 06/15/33	6	6,763
5.50%, 07/15/33	13	15,741
5.50%, 08/15/33	65	72,688
5.50%, 09/15/33	18	20,171
5.50%, 10/15/33	7	7,866
5.50%, 11/15/33	56	63,794
5.50%, 12/15/33	12	13,598
5.50%, 01/15/34	44	50,684
5.50%, 02/15/34	1	1,538
5.50%, 03/15/34	20	21,782
5.50%, 04/15/34	25	30,089
5.50%, 05/15/34	61	72,337
5.50%, 06/15/34	31	34,501
5.50%, 07/15/34	18	20,504
5.50%, 10/15/34	7	8,582
5.50%, 11/15/34	24	27,804
5.50%, 11/20/34	1,606	1,847,683
5.50%, 12/15/34	7	8,406
5.50%, 02/15/35	47	53,738
5.50%, 03/15/35	34	39,692
5.50%, 04/15/35	29	33,246
5.50%, 05/15/35	24	27,550
5.50%, 06/15/35	28	32,890
5.50%, 07/15/35	26	30,384
5.50%, 08/15/35	8	9,432
5.50%, 09/15/35	27	30,791
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 10/15/35	$17	$18,897
5.50%, 11/15/35	6	6,626
5.50%, 12/15/35	20	22,437
5.50%, 01/15/36	8	8,983
5.50%, 02/15/36	3	3,969
5.50%, 03/15/36	1,210	1,423,574
5.50%, 03/20/36	334	382,447
5.50%, 04/15/36	9	10,093
5.50%, 07/15/36	2	2,279
5.50%, 07/20/36	453	516,981
5.50%, 11/20/36	1	936
5.50%, 12/15/36	10	11,732
5.50%, 01/15/37	1	640
5.50%, 03/15/37	87	97,275
5.50%, 04/15/37	27	30,846
5.50%, 05/15/37	3	3,978
5.50%, 07/15/37	4	5,077
5.50%, 01/15/38	2	2,118
5.50%, 01/20/38	1	1,693
5.50%, 02/15/38	20	23,535
5.50%, 03/15/38	5	5,863
5.50%, 05/15/38	25	27,879
5.50%, 06/15/38	182	207,935
5.50%, 06/20/38	1,800	2,067,457
5.50%, 07/15/38	46	51,869
5.50%, 07/20/38	21	23,552
5.50%, 08/15/38	115	129,273
5.50%, 09/15/38	19	22,042
5.50%, 09/20/38	14	15,959
5.50%, 10/15/38	1,100	1,274,120
5.50%, 10/20/38	56	64,246
5.50%, 11/15/38	34	39,145
5.50%, 11/20/38	1	1,241
5.50%, 12/15/38	20	22,753
5.50%, 12/20/38	47	53,916
5.50%, 01/15/39	110	122,134
5.50%, 01/20/39	22	25,568
5.50%, 02/15/39	8	8,544
5.50%, 02/20/39	87	100,169
5.50%, 03/20/39	1,296	1,495,566
5.50%, 04/15/39	13	15,333
5.50%, 05/15/39	3	3,463
5.50%, 11/15/39	8	8,922
5.50%, 12/15/39	316	367,397
5.50%, 01/15/40	2,560	2,983,656
5.50%, 03/15/40	41	47,854
5.50%, 04/15/40	100	112,592
5.50%, 07/20/40	2,669	3,095,610
5.50%, 11/15/40	25	29,142
5.50%, 12/20/40	12	13,550
5.50%, 04/20/41	47	54,941
5.50%, 10/20/41	40	47,063
5.50%, 11/20/41	43	50,192
5.50%, 01/20/42	9	10,932
5.50%, 07/20/42	14	15,971
5.50%, 11/20/42	105	122,608
5.50%, 06/20/43	236	274,671
5.50%, 07/20/43	56	64,794
5.50%, 04/20/44	71	83,302
5.50%, 08/20/44	68	78,661

S c h e d u l e o f I n v e s t m e n t s	93

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 01/20/47	$48		$54,769
5.50%, 02/20/47	56		64,063
5.50%, 03/20/48	150		168,709
5.50%, 04/20/48	220		245,366
5.50%, 11/20/48	2,640		2,872,289
6.00%, 01/15/24	2		2,231
6.00%, 04/15/26	2		1,973
6.00%, 05/15/26	3		2,582
6.00%, 04/15/28	1		841
6.00%, 05/15/28	3		3,110
6.00%, 07/20/28	0	(b)	346
6.00%, 09/15/28	0	(b)	296
6.00%, 09/20/28	1		567
6.00%, 10/15/28	0	(b)	460
6.00%, 12/15/28	2		1,668
6.00%, 01/15/29	17		18,797
6.00%, 02/15/29	36		40,821
6.00%, 03/15/29	1		1,015
6.00%, 04/15/29	6		7,265
6.00%, 05/15/29	3		3,591
6.00%, 05/20/29	1		1,496
6.00%, 06/15/29	4		4,268
6.00%, 07/15/29	0	(b)	346
6.00%, 08/20/29	0	(b)	310
6.00%, 06/15/31	1		1,009
6.00%, 10/15/31	5		5,487
6.00%, 11/15/31	2		2,410
6.00%, 12/15/31	5		6,245
6.00%, 01/15/32	1		786
6.00%, 02/15/32	7		7,936
6.00%, 03/15/32	2		2,350
6.00%, 04/15/32	7		7,663
6.00%, 05/15/32	3		3,280
6.00%, 06/15/32	2		2,024
6.00%, 07/15/32	2		2,680
6.00%, 08/15/32	7		7,313
6.00%, 09/15/32	8		9,057
6.00%, 10/15/32	16		17,895
6.00%, 12/15/32	62		69,142
6.00%, 01/15/33	4		3,341
6.00%, 02/15/33	14		15,495
6.00%, 04/15/33	3		3,100
6.00%, 06/15/33	17		19,790
6.00%, 08/15/33	2		1,980
6.00%, 09/15/33	80		93,483
6.00%, 11/15/33	11		12,712
6.00%, 12/15/33	89		103,463
6.00%, 07/15/34	8		9,845
6.00%, 08/15/34	7		8,248
6.00%, 09/15/34	3		3,197
6.00%, 10/15/34	21		25,194
6.00%, 11/15/34	1		1,491
6.00%, 09/15/35	4		4,042
6.00%, 11/15/35	5		5,524
6.00%, 12/15/35	25		29,588
6.00%, 01/15/36	3		3,930
6.00%, 01/20/36	5		5,847
6.00%, 04/15/36	9		10,152
6.00%, 06/15/36	16		18,189
6.00%, 07/15/36	8		8,613
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 08/15/36	$27		$31,069
6.00%, 10/15/36	5		6,362
6.00%, 11/15/36	25		29,636
6.00%, 01/15/37	36		41,288
6.00%, 01/20/37	2		2,590
6.00%, 02/15/37	2		2,464
6.00%, 03/15/37	2,476		2,910,566
6.00%, 04/15/37	45		50,925
6.00%, 05/15/37	36		42,071
6.00%, 06/15/37	4		5,491
6.00%, 08/15/37	2		1,925
6.00%, 09/15/37	8		8,389
6.00%, 10/20/37	39		45,420
6.00%, 11/15/37	2		1,974
6.00%, 11/20/37	37		42,884
6.00%, 12/15/37	10		11,333
6.00%, 01/15/38	39		45,312
6.00%, 02/15/38	17		20,928
6.00%, 03/15/38	7		8,214
6.00%, 05/15/38	20		22,038
6.00%, 06/15/38	8		9,129
6.00%, 06/20/38	26		30,423
6.00%, 08/15/38	18		20,476
6.00%, 09/20/38	2,852		3,326,446
6.00%, 10/15/38	2		2,761
6.00%, 11/15/38	10		11,995
6.00%, 12/15/38	1,206		1,439,516
6.00%, 01/15/39	116		134,659
6.00%, 06/15/39	9		10,652
6.00%, 09/15/39	65		72,526
6.00%, 09/20/39	194		227,047
6.00%, 11/15/39	460		543,342
6.00%, 12/15/39	7		8,154
6.00%, 04/20/40	364		422,741
6.00%, 12/15/40	14		16,039
6.00%, 12/20/40	9		10,305
6.00%, 11/20/41	4		4,452
6.00%, 01/20/42	34		40,835
6.00%, 04/20/42	8		9,141
6.00%, 07/20/45	269		314,620
6.00%, 01/20/46	844		983,941
6.00%, 03/01/50(c)	7,000		7,734,863
6.50%, 05/15/23	0	(b)	475
6.50%, 09/15/23	3		2,466
6.50%, 10/15/23	0	(b)	327
6.50%, 11/15/23	0	(b)	433
6.50%, 12/15/23	0	(b)	162
6.50%, 01/15/24	1		1,202
6.50%, 04/15/24	0	(b)	513
6.50%, 05/15/24	1		635
6.50%, 07/15/24	1		1,059
6.50%, 10/15/24	0	(b)	270
6.50%, 03/15/26	2		1,230
6.50%, 04/15/26	1		657
6.50%, 03/15/28	1		1,157
6.50%, 04/15/28	0	(b)	244
6.50%, 06/15/28	0	(b)	775
6.50%, 08/15/28	0	(b)	139
6.50%, 09/15/28	3		2,932
6.50%, 10/15/28	12		12,600

94	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 10/20/28	$1		$833
6.50%, 11/15/28	7		7,104
6.50%, 12/15/28	8		10,165
6.50%, 01/15/29	10		11,287
6.50%, 02/15/29	0	(b)	267
6.50%, 03/15/29	2		3,388
6.50%, 04/15/29	3		3,850
6.50%, 05/15/29	0	(b)	179
6.50%, 05/20/29	1		643
6.50%, 06/15/29	0	(b)	509
6.50%, 07/15/29	18		19,006
6.50%, 08/15/29	8		9,496
6.50%, 09/15/29	1		1,588
6.50%, 12/15/29	0	(b)	233
6.50%, 05/15/31	4		4,038
6.50%, 06/15/31	3		3,485
6.50%, 07/15/31	0	(b)	450
6.50%, 09/15/31	7		8,404
6.50%, 11/15/31	32		37,668
6.50%, 12/15/31	12		13,332
6.50%, 01/15/32	3		3,546
6.50%, 02/20/32	0	(b)	337
6.50%, 03/15/32	6		6,661
6.50%, 04/15/32	9		10,023
6.50%, 05/20/32	13		15,004
6.50%, 06/15/32	1		1,971
6.50%, 07/15/32	3		2,858
6.50%, 08/15/32	5		5,760
6.50%, 09/15/32	2		2,383
6.50%, 10/15/32	4		4,000
6.50%, 12/15/32	2		2,086
6.50%, 01/15/33	6		6,703
6.50%, 03/15/33	6		7,374
6.50%, 04/15/33	3		3,260
6.50%, 05/15/33	4		4,296
6.50%, 07/15/34	2		2,537
6.50%, 08/15/34	3		3,136
6.50%, 08/20/34	1		1,463
6.50%, 11/15/34	4		4,620
6.50%, 12/15/35	5		5,445
6.50%, 02/15/36	3		3,547
6.50%, 04/15/36	18		20,427
6.50%, 10/15/36	22		25,912
6.50%, 05/15/37	38		43,386
6.50%, 07/15/37	4		4,910
6.50%, 08/15/37	3		3,271
6.50%, 11/15/37	8		9,483
6.50%, 12/15/37	13		14,173
6.50%, 01/15/38	2		2,444
6.50%, 05/15/38	4		4,817
6.50%, 08/20/38	13		16,153
6.50%, 09/15/38	4		4,114
6.50%, 10/20/38	1,223		1,481,003
6.50%, 11/15/38	16		20,095
6.50%, 12/15/38	19		22,627
6.50%, 01/15/39	0	(b)	494
7.00%, 11/15/22	1		963
7.00%, 06/15/23	0	(b)	641
7.00%, 07/15/23	1		1,047
7.00%, 08/15/23	4		3,927
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 09/15/23	$0	(b)	$185
7.00%, 10/15/23	0	(b)	734
7.00%, 11/15/23	1		1,895
7.00%, 12/15/23	0	(b)	846
7.00%, 01/15/24	0	(b)	665
7.00%, 04/15/24	0	(b)	666
7.00%, 05/15/24	1		1,293
7.00%, 06/15/24	1		653
7.00%, 09/15/24	1		1,155
7.00%, 10/15/24	2		1,989
7.00%, 11/15/24	1		789
7.00%, 01/15/25	0	(b)	243
7.00%, 07/15/25	0	(b)	359
7.00%, 09/15/25	0	(b)	264
7.00%, 10/15/25	0	(b)	312
7.00%, 12/15/25	1		1,144
7.00%, 01/15/26	0	(b)	238
7.00%, 02/15/26	0	(b)	418
7.00%, 04/15/26	1		882
7.00%, 06/15/26	1		1,373
7.00%, 11/15/26	1		612
7.00%, 02/15/27	0	(b)	288
7.00%, 05/15/27	1		779
7.00%, 06/15/27	1		1,426
7.00%, 10/15/27	1		1,153
7.00%, 11/15/27	1		1,714
7.00%, 12/15/27	5		4,834
7.00%, 01/15/28	1		1,031
7.00%, 02/15/28	0	(b)	68
7.00%, 03/15/28	1		1,329
7.00%, 04/15/28	4		4,574
7.00%, 06/15/28	3		4,489
7.00%, 07/15/28	1		1,571
7.00%, 08/15/28	1		1,732
7.00%, 09/15/28	5		5,633
7.00%, 10/15/28	1		563
7.00%, 11/15/28	7		7,684
7.00%, 12/15/28	2		3,076
7.00%, 03/15/29	9		9,918
7.00%, 04/15/29	5		5,332
7.00%, 05/15/29	0	(b)	170
7.00%, 06/15/29	1		1,272
7.00%, 07/15/29	0	(b)	474
7.00%, 08/15/29	2		3,481
7.00%, 11/15/29	0	(b)	145
7.00%, 12/15/29	1		1,074
7.00%, 12/15/30	2		2,163
7.00%, 02/15/31	1		1,475
7.00%, 07/15/31	5		5,976
7.00%, 08/15/31	2		3,347
7.00%, 09/15/31	4		3,649
7.00%, 10/15/31	0	(b)	261
7.00%, 11/15/31	3		3,586
7.00%, 02/15/32	2		2,197
7.00%, 04/15/32	3		3,385
7.00%, 05/15/32	2		2,553
7.00%, 09/15/37	2		2,061
7.00%, 12/15/37	8		8,888
7.50%, 04/15/22	0	(b)	85
7.50%, 05/15/22	0	(b)	469

S c h e d u l e o f I n v e s t m e n t s	95

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 12/15/22	$0	(b)	$374
7.50%, 01/15/23	1		649
7.50%, 05/15/23	0	(b)	136
7.50%, 06/15/23	0	(b)	192
7.50%, 07/15/23	0	(b)	156
7.50%, 08/15/23	0	(b)	96
7.50%, 11/15/23	0	(b)	221
7.50%, 12/15/23	0	(b)	231
7.50%, 02/15/24	1		1,228
7.50%, 04/15/24	1		1,375
7.50%, 05/15/24	2		2,992
7.50%, 06/15/24	1		1,350
7.50%, 08/15/25	0	(b)	108
7.50%, 09/15/25	2		1,834
7.50%, 11/15/25	0	(b)	157
7.50%, 12/15/25	0	(b)	382
7.50%, 03/15/26	2		1,920
7.50%, 06/15/26	1		587
7.50%, 08/15/26	0	(b)	180
7.50%, 01/15/27	0	(b)	350
7.50%, 06/15/27	1		649
7.50%, 10/15/27	0	(b)	1,143
7.50%, 12/15/27	1		1,215
7.50%, 01/15/28	0	(b)	147
7.50%, 06/15/28	2		2,509
7.50%, 07/15/28	5		5,618
7.50%, 08/15/28	0	(b)	421
7.50%, 09/15/28	0	(b)	272
7.50%, 12/15/28	0	(b)	186
7.50%, 01/15/29	0	(b)	71
7.50%, 03/15/29	2		1,865
7.50%, 04/15/29	0	(b)	237
7.50%, 08/15/29	1		927
7.50%, 09/15/29	0	(b)	133
7.50%, 10/15/29	0	(b)	226
7.50%, 11/15/29	0	(b)	143
7.50%, 12/15/29	2		2,639
7.50%, 06/15/30	2		2,073
7.50%, 08/15/30	4		3,802
7.50%, 10/15/30	0	(b)	102
7.50%, 11/15/30	0	(b)	49
7.50%, 12/15/30	1		745
7.50%, 03/15/32	1		1,618
8.00%, 12/15/21	0	(b)	106
8.00%, 01/15/22	0	(b)	17
8.00%, 04/15/22	0	(b)	124
8.00%, 07/15/22	0	(b)	129
8.00%, 08/15/22	0	(b)	158
8.00%, 02/15/23	2		1,469
8.00%, 03/15/23	0	(b)	107
8.00%, 10/15/23	1		649
8.00%, 12/15/23	1		1,081
8.00%, 03/15/24	0	(b)	206
8.00%, 04/15/24	1		1,124
8.00%, 06/15/25	0	(b)	160
8.00%, 07/15/25	2		1,404
8.00%, 08/15/25	1		889
8.00%, 09/15/25	0	(b)	330
8.00%, 10/15/25	1		906
8.00%, 11/15/25	0	(b)	523
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 04/15/26	$1		$1,459
8.00%, 05/15/26	0	(b)	439
8.00%, 06/15/26	1		1,307
8.00%, 07/15/26	1		805
8.00%, 08/15/26	0	(b)	302
8.00%, 09/15/26	2		1,648
8.00%, 02/15/27	2		1,733
8.00%, 08/15/27	2		1,892
8.00%, 12/15/27	0	(b)	418
8.00%, 04/15/28	0	(b)	137
8.00%, 08/20/29	0	(b)	197
8.00%, 09/15/29	1		712
8.00%, 10/15/29	0	(b)	476
8.00%, 11/15/29	1		1,265
8.00%, 01/15/30	0	(b)	68
8.00%, 02/15/30	0	(b)	331
8.00%, 06/15/30	1		1,088
8.00%, 06/20/30	0	(b)	96
8.00%, 12/15/30	3		2,791
8.00%, 07/15/31	0	(b)	219
8.00%, 08/15/31	1		522
8.00%, 03/15/32	1		1,717
8.50%, 06/15/21	0	(b)	36
8.50%, 09/15/21	0	(b)	140
8.50%, 11/15/21	0	(b)	57
8.50%, 01/15/22	0	(b)	76
8.50%, 04/15/22	1		972
8.50%, 06/15/22	0	(b)	122
8.50%, 08/15/22	0	(b)	130
8.50%, 09/15/22	0	(b)	75
8.50%, 12/15/22	1		1,048
8.50%, 05/15/23	0	(b)	168
8.50%, 08/15/24	0	(b)	331
8.50%, 09/15/24	0	(b)	241
8.50%, 10/15/24	0	(b)	59
8.50%, 03/15/25	1		1,028
8.50%, 04/15/25	0	(b)	244
8.50%, 09/15/26	0	(b)	446
8.50%, 01/15/27	0	(b)	103
8.50%, 07/15/27	0	(b)	315
8.50%, 08/15/27	1		859
8.50%, 02/15/30	1		1,310
8.50%, 06/15/30	0	(b)	64
8.50%, 07/15/30	0	(b)	574
8.50%, 08/15/30	0	(b)	436
8.50%, 04/15/31	0	(b)	106
9.00%, 09/15/20	0	(b)	2
9.00%, 12/15/21	0	(b)	23
9.00%, 08/15/24	0	(b)	224
9.00%, 10/15/24	0	(b)	208
9.00%, 11/15/24	0	(b)	158
9.00%, 03/15/25	1		664
9.00%, 05/15/25	0	(b)	233
9.50%, 09/15/20	0	(b)	54
9.50%, 11/15/20	0	(b)	3
9.50%, 04/15/21	0	(b)	41
9.50%, 08/15/21	0	(b)	8
9.50%, 11/15/21	0	(b)	9
9.50%, 08/15/22	0	(b)	17
9.50%, 12/15/24	0	(b)	311

96	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
9.50%, 01/15/25	$0	(b)	$178
9.50%, 02/15/25	0	(b)	481
9.50%, 06/15/25	0	(b)	75
10.00%, 01/15/21	0	(b)	74
Uniform Mortgage-Backed Securities
2.00%, 05/01/26	712		722,800
2.00%, 08/01/28	395		403,519
2.00%, 11/01/28	78		79,362
2.00%, 01/01/29	12		11,948
2.00%, 05/01/29	497		507,121
2.00%, 01/01/30	86		87,572
2.00%, 04/01/30	111		113,540
2.00%, 11/01/31	646		659,955
2.00%, 01/01/32	182		186,225
2.00%, 02/01/32	73		74,266
2.00%, 03/01/32	588		601,084
2.00%, 04/01/32	186		189,624
2.00%, 07/01/32	38		38,306
2.00%, 11/01/32	15		15,329
2.50%, 07/01/22	701		719,513
2.50%, 05/01/23	390		399,794
2.50%, 03/01/25	513		527,123
2.50%, 11/01/26	29		29,356
2.50%, 03/01/27	1,073		1,104,602
2.50%, 05/01/27	5,902		6,072,122
2.50%, 07/01/27	76		78,258
2.50%, 09/01/27	1,930		1,985,399
2.50%, 10/01/27	5,759		5,925,297
2.50%, 11/01/27	2,126		2,186,909
2.50%, 12/01/27	996		1,024,967
2.50%, 01/01/28	4,998		5,141,797
2.50%, 02/01/28	3,199		3,295,462
2.50%, 03/01/28	3,043		3,132,986
2.50%, 04/01/28	5,370		5,528,851
2.50%, 05/01/28	1,743		1,794,570
2.50%, 06/01/28	4,214		4,338,885
2.50%, 07/01/28	1,439		1,481,746
2.50%, 08/01/28	961		988,527
2.50%, 09/01/28	5,956		6,135,505
2.50%, 10/01/28	620		638,570
2.50%, 12/01/28	281		289,802
2.50%, 05/01/29	36		37,189
2.50%, 06/01/29	808		831,553
2.50%, 09/01/29	541		557,536
2.50%, 11/01/29	35		36,294
2.50%, 12/01/29	2,936		3,020,923
2.50%, 01/01/30	5,434		5,601,270
2.50%, 02/01/30	1,260		1,297,604
2.50%, 03/01/30	24		24,260
2.50%, 04/01/30	3,732		3,842,943
2.50%, 05/01/30	31,636		32,620,861
2.50%, 06/01/30	71,166		73,310,653
2.50%, 07/01/30	25,521		26,286,972
2.50%, 08/01/30	13,418		13,811,824
2.50%, 09/01/30	3,246		3,343,598
2.50%, 10/01/30	1,458		1,501,671
2.50%, 11/01/30	934		964,276
2.50%, 12/01/30	2,864		2,950,009
2.50%, 01/01/31	104		108,269
2.50%, 02/01/31	1,794		1,847,315
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 03/01/31	$6,383	$6,573,487
2.50%, 04/01/31	6,126	6,320,590
2.50%, 05/01/31	2,441	2,516,235
2.50%, 06/01/31	1,434	1,481,659
2.50%, 08/01/31	1,003	1,033,184
2.50%, 09/01/31	5,615	5,788,580
2.50%, 10/01/31	29,842	30,740,025
2.50%, 11/01/31	17,793	18,351,075
2.50%, 12/01/31	9,194	9,472,996
2.50%, 01/01/32	25,110	25,898,902
2.50%, 02/01/32	18,223	18,811,059
2.50%, 03/01/32	10,297	10,610,071
2.50%, 04/01/32	4,211	4,339,202
2.50%, 05/01/32	35,877	36,970,937
2.50%, 06/01/32	3,507	3,613,447
2.50%, 08/01/32	57	58,362
2.50%, 09/01/32	2,321	2,394,188
2.50%, 10/01/32	6,900	7,115,997
2.50%, 11/01/32	5,068	5,219,924
2.50%, 12/01/32	6,506	6,702,441
2.50%, 01/01/33	55,428	57,112,473
2.50%, 02/01/33	2,170	2,236,716
2.50%, 04/01/33	1,640	1,692,891
2.50%, 06/01/34	1,477	1,516,331
2.50%, 07/01/34	469	482,294
2.50%, 08/01/34	2,288	2,350,210
2.50%, 09/01/34	9,012	9,306,566
2.50%, 10/01/34	18,110	18,722,243
2.50%, 11/01/34	16,695	17,283,482
2.50%, 12/01/34	4,215	4,361,326
2.50%, 01/01/35	7,356	7,608,329
2.50%, 03/01/35(c)	199,027	204,406,949
2.50%, 10/01/42	744	770,490
2.50%, 11/01/42	441	456,054
2.50%, 12/01/42	44	45,384
2.50%, 01/01/43	1,905	1,971,322
2.50%, 02/01/43	2,825	2,923,947
2.50%, 03/01/43	1,841	1,901,354
2.50%, 06/01/43	5,021	5,184,727
2.50%, 07/01/43	62	63,704
2.50%, 08/01/43	622	642,261
2.50%, 04/01/45	447	461,902
2.50%, 05/01/45	852	880,227
2.50%, 07/01/45	79	81,739
2.50%, 03/01/46	3,696	3,817,704
2.50%, 05/01/46	112	115,460
2.50%, 07/01/46	221	227,750
2.50%, 08/01/46	1,183	1,222,218
2.50%, 09/01/46	499	515,413
2.50%, 10/01/46	319	329,498
2.50%, 11/01/46	15	15,861
2.50%, 12/01/46	605	624,635
2.50%, 01/01/47	57	59,042
2.50%, 02/01/47	1,899	1,961,236
2.50%, 04/01/47	7,302	7,540,401
2.50%, 10/01/49	2,313	2,360,385
2.50%, 01/01/50	19,291	19,682,716
2.50%, 03/01/50(c)	194,216	198,164,943
3.00%, 12/01/20	28	27,907
3.00%, 03/01/21	1	1,140

S c h e d u l e o f I n v e s t m e n t s	97

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 04/01/21	$1	$1,046
3.00%, 05/01/21	2	1,521
3.00%, 08/01/21	62	62,718
3.00%, 09/01/21	6	6,158
3.00%, 10/01/21	26	25,932
3.00%, 02/01/22	7	6,802
3.00%, 03/01/22	2	2,163
3.00%, 07/01/22	89	90,251
3.00%, 09/01/22	5	4,959
3.00%, 12/01/22	18	18,652
3.00%, 11/01/25	52	54,161
3.00%, 12/01/25	65	67,594
3.00%, 01/01/26	774	802,533
3.00%, 02/01/26	992	1,028,129
3.00%, 07/01/26	16	16,301
3.00%, 09/01/26	91	93,695
3.00%, 10/01/26	25	26,301
3.00%, 11/01/26	2,746	2,847,856
3.00%, 12/01/26	5,116	5,305,398
3.00%, 01/01/27	4,478	4,640,522
3.00%, 02/01/27	111	115,154
3.00%, 03/01/27	391	406,373
3.00%, 04/01/27	163	168,888
3.00%, 06/01/27	1,736	1,802,207
3.00%, 07/01/27	3,649	3,788,810
3.00%, 08/01/27	6,472	6,717,838
3.00%, 09/01/27	7	7,605
3.00%, 10/01/27	962	998,327
3.00%, 11/01/27	8,514	8,840,871
3.00%, 01/01/28	2,978	3,093,024
3.00%, 03/01/28	625	649,615
3.00%, 04/01/28	1,233	1,280,457
3.00%, 05/01/28	1,078	1,122,569
3.00%, 08/01/28	3,893	4,044,942
3.00%, 09/01/28	575	598,653
3.00%, 11/01/28	6,002	6,233,735
3.00%, 12/01/28	96	100,637
3.00%, 01/01/29	2,316	2,403,711
3.00%, 02/01/29	1,034	1,073,499
3.00%, 03/01/29	1,049	1,090,697
3.00%, 04/01/29	9,671	10,077,561
3.00%, 05/01/29	590	612,568
3.00%, 06/01/29	28	28,723
3.00%, 07/01/29	1,551	1,616,449
3.00%, 08/01/29	2,732	2,842,523
3.00%, 09/01/29	846	879,681
3.00%, 10/01/29	6,728	6,999,160
3.00%, 11/01/29	9,187	9,568,993
3.00%, 12/01/29	788	819,186
3.00%, 01/01/30	1,132	1,176,111
3.00%, 02/01/30	5,959	6,213,446
3.00%, 03/01/30	71,797	74,488,770
3.00%, 04/01/30	12,575	13,075,818
3.00%, 05/01/30	9,671	10,060,542
3.00%, 06/01/30	4,660	4,854,632
3.00%, 07/01/30	12,082	12,569,337
3.00%, 08/01/30	1,383	1,440,559
3.00%, 09/01/30	5,908	6,143,167
3.00%, 10/01/30	3,856	4,013,244
3.00%, 11/01/30	2,536	2,651,240
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/01/31	$9,548	$9,947,828
3.00%, 02/01/31	11,654	12,165,609
3.00%, 03/01/31	22,996	23,951,946
3.00%, 04/01/31	1,176	1,228,195
3.00%, 05/01/31	21,553	22,428,144
3.00%, 06/01/31	9,677	10,086,459
3.00%, 07/01/31	1,765	1,835,052
3.00%, 08/01/31	309	322,487
3.00%, 09/01/31	13,401	13,949,060
3.00%, 12/01/31	5,538	5,770,061
3.00%, 01/01/32	13,561	14,138,093
3.00%, 02/01/32	22,766	23,779,561
3.00%, 03/01/32	8,560	8,931,323
3.00%, 04/01/32	7,869	8,192,846
3.00%, 06/01/32	13,594	14,143,809
3.00%, 07/01/32	4,372	4,563,609
3.00%, 08/01/32	6,055	6,330,894
3.00%, 09/01/32	26,634	27,746,155
3.00%, 10/01/32	1,433	1,501,005
3.00%, 11/01/32	8,911	9,326,920
3.00%, 12/01/32	39,926	41,603,136
3.00%, 01/01/33	1,362	1,425,937
3.00%, 02/01/33	8,722	9,112,330
3.00%, 03/01/33	4,240	4,414,805
3.00%, 04/01/33	2,053	2,139,798
3.00%, 05/01/33	7,470	7,761,778
3.00%, 07/01/33	19,118	19,827,243
3.00%, 08/01/33	317	328,379
3.00%, 09/01/33	1,300	1,347,827
3.00%, 10/01/33	18,668	19,363,088
3.00%, 12/01/33	14,074	14,596,170
3.00%, 01/01/34	1,644	1,705,104
3.00%, 02/01/34	15,227	15,830,045
3.00%, 03/01/34	254	263,125
3.00%, 04/01/34	515	535,097
3.00%, 05/01/34	3,465	3,612,481
3.00%, 06/01/34	8,700	9,091,977
3.00%, 07/01/34	14,644	15,283,124
3.00%, 08/01/34	6,874	7,193,274
3.00%, 09/01/34	8,760	9,170,706
3.00%, 10/01/34	6,398	6,708,834
3.00%, 11/01/34	13,679	14,291,899
3.00%, 12/01/34	43,298	44,981,965
3.00%, 01/01/35	10,459	10,933,927
3.00%, 03/01/35(c)	85,664	88,733,868
3.00%, 12/01/35	33,887	35,451,957
3.00%, 12/01/36	7,122	7,454,103
3.00%, 01/01/37	14,989	15,682,931
3.00%, 02/01/37	17,533	18,344,046
3.00%, 04/01/42	66	69,504
3.00%, 08/01/42	1,561	1,637,540
3.00%, 09/01/42	8,593	9,015,379
3.00%, 10/01/42	7,670	8,053,444
3.00%, 11/01/42	36,613	38,410,499
3.00%, 12/01/42	66,909	70,202,710
3.00%, 01/01/43	30,025	31,500,889
3.00%, 02/01/43	8,093	8,513,714
3.00%, 03/01/43	26,909	28,192,455
3.00%, 04/01/43	19,385	20,408,260
3.00%, 05/01/43	28,987	30,430,414

98	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 06/01/43	$9,157	$9,609,982
3.00%, 07/01/43	3,575	3,751,786
3.00%, 08/01/43	25,459	26,717,795
3.00%, 09/01/43	38,227	40,109,865
3.00%, 10/01/43	1,325	1,389,957
3.00%, 11/01/43	97	101,912
3.00%, 12/01/43	1,425	1,494,810
3.00%, 01/01/44	30,019	31,496,134
3.00%, 02/01/44	22,917	24,140,161
3.00%, 07/01/44	98,343	103,182,793
3.00%, 10/01/44	72,117	75,666,774
3.00%, 11/01/44	5,880	6,180,826
3.00%, 12/01/44	760	795,192
3.00%, 01/01/45	9,468	9,933,368
3.00%, 02/01/45	6,716	7,024,781
3.00%, 03/01/45	2,981	3,118,848
3.00%, 04/01/45	5,534	5,817,976
3.00%, 05/01/45	50,223	52,584,085
3.00%, 06/01/45	115	120,329
3.00%, 07/01/45	8,149	8,618,589
3.00%, 08/01/45	13,114	13,777,435
3.00%, 09/01/45	2,121	2,216,177
3.00%, 10/01/45	828	872,286
3.00%, 12/01/45	2,328	2,433,118
3.00%, 01/01/46	12,772	13,352,337
3.00%, 02/01/46	4,697	4,909,813
3.00%, 03/01/46	2,688	2,808,557
3.00%, 04/01/46	8,719	9,111,713
3.00%, 05/01/46	6,918	7,225,106
3.00%, 06/01/46	4,869	5,093,101
3.00%, 07/01/46	40,898	42,759,974
3.00%, 08/01/46	32,980	34,480,228
3.00%, 09/01/46	5,027	5,275,072
3.00%, 10/01/46	44,400	46,454,143
3.00%, 11/01/46	104,807	109,598,918
3.00%, 12/01/46	162,369	169,590,472
3.00%, 01/01/47	98,233	102,784,011
3.00%, 02/01/47	115,650	121,492,573
3.00%, 03/01/47	43,210	45,224,672
3.00%, 04/01/47	46,796	48,899,853
3.00%, 05/01/47	2,129	2,211,182
3.00%, 06/01/47	53	55,535
3.00%, 07/01/47	36,824	38,437,645
3.00%, 08/01/47	2,971	3,100,984
3.00%, 09/01/47	497	517,110
3.00%, 10/01/47	667	702,471
3.00%, 11/01/47	913	952,942
3.00%, 12/01/47	16,417	17,207,711
3.00%, 01/01/48	673	705,703
3.00%, 02/01/48	9,071	9,421,892
3.00%, 03/01/48	22,347	23,313,394
3.00%, 04/01/48	98	101,063
3.00%, 05/01/48	1,547	1,596,130
3.00%, 07/01/48	3,243	3,346,055
3.00%, 11/01/48	348	361,795
3.00%, 12/01/48	18,621	19,341,022
3.00%, 03/01/49	825	850,933
3.00%, 04/01/49	12,635	13,224,393
3.00%, 05/01/49	26,671	27,953,952
3.00%, 06/01/49	8,758	9,101,311
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 07/01/49	$8,276	$8,619,077
3.00%, 08/01/49	27,355	28,497,542
3.00%, 09/01/49	33,913	35,033,560
3.00%, 10/01/49	75,811	78,899,531
3.00%, 11/01/49	146,820	151,876,602
3.00%, 12/01/49	199,869	206,700,799
3.00%, 01/01/50	42,998	45,101,084
3.00%, 02/01/50	16,793	17,718,222
3.00%, 03/01/50(c)	897,412	924,404,475
3.00%, 03/01/50	1,393	1,472,627
3.50%, 03/01/23	5	4,872
3.50%, 08/01/25	92	96,565
3.50%, 09/01/25	864	905,712
3.50%, 10/01/25	537	563,708
3.50%, 11/01/25	147	153,845
3.50%, 12/01/25	2,184	2,291,824
3.50%, 01/01/26	290	304,071
3.50%, 02/01/26	200	209,250
3.50%, 03/01/26	169	176,903
3.50%, 04/01/26	641	671,920
3.50%, 05/01/26	107	112,440
3.50%, 06/01/26	103	107,004
3.50%, 07/01/26	7	7,620
3.50%, 08/01/26	266	280,134
3.50%, 09/01/26	11,866	12,451,653
3.50%, 10/01/26	248	260,114
3.50%, 12/01/26	95	100,157
3.50%, 01/01/27	739	775,316
3.50%, 02/01/27	50	52,733
3.50%, 03/01/27	904	949,668
3.50%, 04/01/27	1,898	1,991,829
3.50%, 07/01/27	946	993,333
3.50%, 01/01/28	852	894,090
3.50%, 07/01/28	1,576	1,655,061
3.50%, 10/01/28	789	830,258
3.50%, 11/01/28	184	193,549
3.50%, 12/01/28	367	386,355
3.50%, 01/01/29	462	485,296
3.50%, 03/01/29	805	845,110
3.50%, 05/01/29	216	227,527
3.50%, 07/01/29	26	26,992
3.50%, 08/01/29	101	105,733
3.50%, 09/01/29	505	534,074
3.50%, 10/01/29	38	40,236
3.50%, 11/01/29	4,689	4,955,018
3.50%, 12/01/29	2,786	2,932,084
3.50%, 04/01/30	501	526,975
3.50%, 08/01/30	501	529,498
3.50%, 11/01/30	965	1,014,006
3.50%, 02/01/31	71	75,596
3.50%, 03/01/31	3,651	3,838,865
3.50%, 04/01/31	1,084	1,151,420
3.50%, 05/01/31	449	474,376
3.50%, 06/01/31	12,851	13,634,120
3.50%, 07/01/31	2,685	2,843,757
3.50%, 08/01/31	2,500	2,651,202
3.50%, 09/01/31	715	756,050
3.50%, 12/01/31	2,063	2,185,945
3.50%, 01/01/32	8,738	9,275,958
3.50%, 02/01/32	2,347	2,478,482

S c h e d u l e o f I n v e s t m e n t s	99

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/32	$1,479	$1,567,949
3.50%, 04/01/32	7,383	7,811,895
3.50%, 05/01/32	9,312	9,876,369
3.50%, 06/01/32	3,022	3,218,470
3.50%, 07/01/32	5,280	5,589,590
3.50%, 08/01/32	2,366	2,518,204
3.50%, 09/01/32	1,376	1,444,710
3.50%, 11/01/32	9,107	9,647,594
3.50%, 12/01/32	1,158	1,227,976
3.50%, 01/01/33	1,966	2,077,642
3.50%, 02/01/33	4,255	4,519,830
3.50%, 03/01/33	12,272	12,998,673
3.50%, 04/01/33	1,249	1,330,154
3.50%, 05/01/33	1,371	1,454,574
3.50%, 06/01/33	13,141	13,764,073
3.50%, 09/01/33	4,947	5,241,880
3.50%, 10/01/33	928	987,430
3.50%, 11/01/33	2,597	2,726,080
3.50%, 01/01/34	10,483	11,088,827
3.50%, 02/01/34	14,256	14,988,917
3.50%, 03/01/34	32,223	33,972,281
3.50%, 04/01/34	26,944	28,533,138
3.50%, 05/01/34	13,264	14,098,003
3.50%, 06/01/34	3,906	4,158,044
3.50%, 07/01/34	24,556	25,878,130
3.50%, 08/01/34	20,629	21,687,615
3.50%, 09/01/34	2,603	2,735,424
3.50%, 10/01/34	3,883	4,117,216
3.50%, 11/01/34	6,405	6,813,162
3.50%, 12/01/34	6,502	6,899,350
3.50%, 03/01/35(c)	33,257	34,834,273
3.50%, 06/01/35	16,285	17,510,238
3.50%, 01/01/38	11,263	11,862,979
3.50%, 02/01/38	6,871	7,237,176
3.50%, 10/01/40	47	50,469
3.50%, 11/01/40	41	44,063
3.50%, 12/01/40	1,740	1,854,692
3.50%, 01/01/41	159	169,065
3.50%, 02/01/41	44	47,219
3.50%, 03/01/41	97	102,810
3.50%, 06/01/41	47	50,096
3.50%, 09/01/41	1,770	1,888,166
3.50%, 10/01/41	31	32,813
3.50%, 11/01/41	358	382,208
3.50%, 12/01/41	969	1,034,363
3.50%, 01/01/42	658	701,439
3.50%, 02/01/42	2,507	2,674,419
3.50%, 03/01/42	31,418	33,472,352
3.50%, 04/01/42	1,070	1,140,875
3.50%, 05/01/42	5,707	6,092,977
3.50%, 06/01/42	598	637,429
3.50%, 07/01/42	2,357	2,511,896
3.50%, 08/01/42	38,072	40,563,958
3.50%, 09/01/42	9,188	9,811,398
3.50%, 10/01/42	35,643	37,976,194
3.50%, 11/01/42	2,653	2,827,004
3.50%, 12/01/42	21,426	22,792,104
3.50%, 01/01/43	1,513	1,611,985
3.50%, 04/01/43	1,399	1,497,064
3.50%, 05/01/43	9,103	9,702,422
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/01/43	$16,940	$18,023,088
3.50%, 07/01/43	1,554	1,652,811
3.50%, 08/01/43	781	831,543
3.50%, 09/01/43	461	489,859
3.50%, 11/01/43	659	701,524
3.50%, 01/01/44	835	889,636
3.50%, 02/01/44	1,016	1,081,237
3.50%, 04/01/44	13,923	15,081,377
3.50%, 05/01/44	66	69,405
3.50%, 06/01/44	1,244	1,334,725
3.50%, 09/01/44	3,729	3,988,675
3.50%, 10/01/44	12,905	13,765,389
3.50%, 11/01/44	1,532	1,631,123
3.50%, 12/01/44	363	386,650
3.50%, 02/01/45	28,036	29,894,907
3.50%, 03/01/45	4,743	5,071,578
3.50%, 04/01/45	4,135	4,437,405
3.50%, 05/01/45	1,947	2,058,866
3.50%, 06/01/45	7,902	8,398,131
3.50%, 07/01/45	21,434	22,828,863
3.50%, 08/01/45	26,003	27,683,755
3.50%, 09/01/45	79,938	84,844,808
3.50%, 10/01/45	25,105	27,029,494
3.50%, 11/01/45	6,600	6,982,149
3.50%, 12/01/45	19,299	20,413,899
3.50%, 01/01/46	38,537	41,395,361
3.50%, 02/01/46	113,325	119,874,808
3.50%, 03/01/46	36,181	38,167,197
3.50%, 04/01/46	49,399	53,295,012
3.50%, 05/01/46	14,085	14,879,503
3.50%, 06/01/46	28,818	30,367,303
3.50%, 07/01/46	88,761	93,927,336
3.50%, 08/01/46	8,689	9,255,535
3.50%, 09/01/46	20,781	22,211,704
3.50%, 10/01/46	47,316	50,090,812
3.50%, 11/01/46	35,134	37,278,964
3.50%, 12/01/46	118,534	126,163,063
3.50%, 01/01/47	84,813	89,672,533
3.50%, 02/01/47	48,900	51,709,406
3.50%, 03/01/47	3,542	3,821,003
3.50%, 04/01/47	31,195	33,035,205
3.50%, 05/01/47	43,334	46,360,562
3.50%, 06/01/47	40,732	43,118,589
3.50%, 07/01/47	34,028	36,294,722
3.50%, 08/01/47	79,993	85,200,350
3.50%, 09/01/47	21,685	22,954,676
3.50%, 10/01/47	21,689	23,136,016
3.50%, 11/01/47	109,957	116,430,974
3.50%, 12/01/47	50,548	53,789,984
3.50%, 01/01/48	80,072	85,150,115
3.50%, 02/01/48	154,540	163,830,243
3.50%, 03/01/48	53,690	56,781,182
3.50%, 04/01/48	21,517	22,682,701
3.50%, 05/01/48	7,801	8,376,807
3.50%, 06/01/48	43,155	45,631,928
3.50%, 07/01/48	9,995	10,698,262
3.50%, 08/01/48	2,627	2,750,293
3.50%, 09/01/48	4,662	4,973,360
3.50%, 10/01/48	11,155	11,731,701
3.50%, 11/01/48	80,987	85,085,358

100	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/48	$1,796		$1,871,664
3.50%, 01/01/49	3,938		4,110,072
3.50%, 03/01/49	53,616		55,939,670
3.50%, 04/01/49	17,189		18,377,840
3.50%, 05/01/49	12,968		13,881,827
3.50%, 06/01/49	47,813		51,097,675
3.50%, 07/01/49	99,309		104,351,854
3.50%, 08/01/49	9,094		9,687,109
3.50%, 09/01/49	27,126		28,910,115
3.50%, 10/01/49	1,437		1,530,116
3.50%, 11/01/49	135,731		141,186,141
3.50%, 12/01/49	27,606		28,881,210
3.50%, 01/01/50	52,113		55,296,900
3.50%, 02/01/50	72,034		75,043,046
3.50%, 03/01/50(c)	554,401		575,791,959
4.00%, 05/01/20	0	(b)	167
4.00%, 12/01/20	1		534
4.00%, 02/01/21	0	(b)	378
4.00%, 04/01/21	0	(b)	329
4.00%, 02/01/22	8		7,894
4.00%, 03/01/22	21		21,887
4.00%, 04/01/23	8		7,716
4.00%, 02/01/24	8		8,284
4.00%, 03/01/24	702		739,431
4.00%, 04/01/24	345		363,101
4.00%, 05/01/24	18		18,412
4.00%, 06/01/24	44		45,625
4.00%, 07/01/24	128		135,616
4.00%, 08/01/24	14		14,401
4.00%, 09/01/24	35		37,076
4.00%, 10/01/24	52		54,142
4.00%, 11/01/24	9		8,677
4.00%, 12/01/24	45		47,698
4.00%, 01/01/25	14		14,615
4.00%, 02/01/25	29		30,281
4.00%, 03/01/25	68		71,788
4.00%, 04/01/25	67		69,834
4.00%, 05/01/25	104		110,556
4.00%, 06/01/25	16		16,091
4.00%, 07/01/25	231		243,624
4.00%, 08/01/25	14		15,018
4.00%, 09/01/25	1,459		1,536,604
4.00%, 10/01/25	1,914		2,015,784
4.00%, 11/01/25	947		996,778
4.00%, 12/01/25	23		24,176
4.00%, 01/01/26	55		57,822
4.00%, 03/01/26	897		942,932
4.00%, 05/01/26	26		27,669
4.00%, 06/01/26	4,363		4,584,379
4.00%, 07/01/26	257		269,915
4.00%, 08/01/26	42		43,645
4.00%, 09/01/26	1,614		1,695,435
4.00%, 03/01/27	1,508		1,587,670
4.00%, 08/01/27	473		497,907
4.00%, 02/01/29	569		599,698
4.00%, 12/01/30	1,523		1,641,823
4.00%, 01/01/31	959		1,033,955
4.00%, 02/01/31	731		787,956
4.00%, 10/01/31	2,253		2,427,564
4.00%, 02/01/32	5,484		5,909,642
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/01/32	$24	$25,731
4.00%, 06/01/32	27	27,980
4.00%, 07/01/32	2,198	2,326,454
4.00%, 05/01/33	480	505,206
4.00%, 07/01/33	513	540,183
4.00%, 08/01/33	3,200	3,439,478
4.00%, 10/01/33	920	993,094
4.00%, 01/01/34	1,464	1,540,695
4.00%, 05/01/34	958	1,027,186
4.00%, 07/01/34	1,142	1,224,872
4.00%, 10/01/34	1,173	1,264,401
4.00%, 03/01/35(c)	23,514	24,686,419
4.00%, 01/01/36	25	26,856
4.00%, 10/01/37	52,165	55,412,398
4.00%, 06/01/38	1,365	1,449,479
4.00%, 03/01/39	40	42,196
4.00%, 04/01/39	81	88,515
4.00%, 05/01/39	801	871,393
4.00%, 07/01/39	46	50,154
4.00%, 08/01/39	726	788,429
4.00%, 09/01/39	71	77,550
4.00%, 10/01/39	6	6,713
4.00%, 11/01/39	247	268,137
4.00%, 12/01/39	12	13,220
4.00%, 02/01/40	45	48,947
4.00%, 05/01/40	29	31,262
4.00%, 07/01/40	101	109,370
4.00%, 08/01/40	2,452	2,664,802
4.00%, 09/01/40	47	50,556
4.00%, 10/01/40	1,038	1,129,136
4.00%, 11/01/40	389	421,476
4.00%, 12/01/40	3,936	4,275,916
4.00%, 01/01/41	6,307	6,855,340
4.00%, 02/01/41	2,421	2,632,459
4.00%, 03/01/41	598	649,904
4.00%, 04/01/41	78	84,351
4.00%, 05/01/41	854	928,517
4.00%, 08/01/41	8	8,567
4.00%, 09/01/41	560	608,365
4.00%, 10/01/41	1,024	1,113,143
4.00%, 11/01/41	367	398,998
4.00%, 12/01/41	2,109	2,292,397
4.00%, 01/01/42	3,043	3,308,883
4.00%, 02/01/42	438	478,113
4.00%, 03/01/42	13,676	14,894,247
4.00%, 05/01/42	2,061	2,244,954
4.00%, 06/01/42	86	94,009
4.00%, 07/01/42	827	905,859
4.00%, 08/01/42	6	6,847
4.00%, 09/01/42	12	13,178
4.00%, 12/01/42	608	668,906
4.00%, 01/01/43	20	21,544
4.00%, 08/01/43	87	93,877
4.00%, 09/01/43	830	912,503
4.00%, 10/01/43	431	467,830
4.00%, 12/01/43	17	18,905
4.00%, 01/01/44	137	148,820
4.00%, 02/01/44	33	35,338
4.00%, 03/01/44	2,733	3,018,903
4.00%, 04/01/44	2,802	3,052,357

S c h e d u l e o f I n v e s t m e n t s	101

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 05/01/44	$9,420	$10,332,281
4.00%, 06/01/44	5,851	6,359,395
4.00%, 07/01/44	15,495	17,197,976
4.00%, 08/01/44	487	525,355
4.00%, 09/01/44	487	524,785
4.00%, 10/01/44	7,980	8,650,077
4.00%, 11/01/44	6,311	6,806,506
4.00%, 12/01/44	5,166	5,597,035
4.00%, 01/01/45	25,232	27,406,268
4.00%, 02/01/45	14,291	15,632,021
4.00%, 03/01/45	12,923	14,053,555
4.00%, 04/01/45	874	940,793
4.00%, 06/01/45	15,359	16,678,638
4.00%, 07/01/45	33,806	36,785,382
4.00%, 08/01/45	1,256	1,352,192
4.00%, 09/01/45	42,462	45,734,868
4.00%, 10/01/45	8,368	9,113,756
4.00%, 11/01/45	8,272	8,971,878
4.00%, 12/01/45	2,017	2,173,109
4.00%, 01/01/46	5,390	5,812,896
4.00%, 02/01/46	9,343	10,184,953
4.00%, 03/01/46	16,623	17,924,979
4.00%, 04/01/46	15,574	16,719,076
4.00%, 05/01/46	24,782	26,639,338
4.00%, 06/01/46	33,275	36,390,547
4.00%, 07/01/46	3,764	4,066,209
4.00%, 08/01/46	28,657	30,914,045
4.00%, 09/01/46	14,263	15,560,583
4.00%, 10/01/46	8,013	8,731,540
4.00%, 11/01/46	19,452	21,200,374
4.00%, 01/01/47	8,522	9,198,114
4.00%, 02/01/47	11,897	12,805,389
4.00%, 03/01/47	25,931	28,086,329
4.00%, 04/01/47	28,071	30,320,137
4.00%, 05/01/47	20,199	21,974,773
4.00%, 06/01/47	52,603	57,002,713
4.00%, 07/01/47	24,135	26,050,869
4.00%, 08/01/47	90,117	96,515,522
4.00%, 09/01/47	89,811	96,817,239
4.00%, 10/01/47	41,929	44,884,971
4.00%, 11/01/47	49,199	52,749,897
4.00%, 12/01/47	22,162	23,899,311
4.00%, 01/01/48	29,034	31,066,330
4.00%, 02/01/48	117,735	126,190,490
4.00%, 03/01/48	10,104	10,849,198
4.00%, 04/01/48	85,835	91,606,748
4.00%, 05/01/48	36,774	39,211,055
4.00%, 06/01/48	41,733	44,834,077
4.00%, 07/01/48	44,914	48,400,105
4.00%, 08/01/48	33,796	36,358,652
4.00%, 09/01/48	36,815	39,074,808
4.00%, 10/01/48	8,081	8,663,942
4.00%, 11/01/48	60,414	64,069,977
4.00%, 12/01/48	64,900	68,959,019
4.00%, 01/01/49	57,586	61,794,000
4.00%, 02/01/49	34,968	37,455,780
4.00%, 03/01/49	126,543	134,837,433
4.00%, 04/01/49	42,507	46,076,925
4.00%, 05/01/49	60,581	65,488,084
4.00%, 06/01/49	37,969	40,967,960
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 07/01/49	$79,259		$86,587,987
4.00%, 08/01/49	19,638		20,916,594
4.00%, 09/01/49	20,456		21,915,016
4.00%, 11/01/49	25,830		27,316,880
4.00%, 12/01/49	19,023		20,166,207
4.00%, 01/01/50	7,609		8,338,193
4.00%, 02/01/50	72,174		76,408,454
4.00%, 03/01/50(c)	213,091		224,486,069
4.50%, 04/01/20	0	(b)	8
4.50%, 07/01/20	0	(b)	1
4.50%, 09/01/20	2		2,059
4.50%, 10/01/20	0	(b)	115
4.50%, 11/01/20	0	(b)	225
4.50%, 12/01/20	0	(b)	38
4.50%, 02/01/21	1		954
4.50%, 02/01/22	0	(b)	456
4.50%, 05/01/22	0	(b)	369
4.50%, 07/01/22	0	(b)	238
4.50%, 08/01/22	8		8,495
4.50%, 11/01/22	50		50,428
4.50%, 04/01/23	14		14,267
4.50%, 05/01/23	2		2,157
4.50%, 06/01/23	73		74,913
4.50%, 01/01/24	2		1,813
4.50%, 02/01/24	4		4,002
4.50%, 03/01/24	44		44,916
4.50%, 04/01/24	2		1,333
4.50%, 07/01/24	11		11,394
4.50%, 08/01/24	15		15,760
4.50%, 10/01/24	819		857,094
4.50%, 11/01/24	10		10,300
4.50%, 12/01/24	70		73,507
4.50%, 01/01/25	3		3,386
4.50%, 02/01/25	1,021		1,073,954
4.50%, 04/01/25	1,098		1,156,298
4.50%, 05/01/25	54		57,577
4.50%, 06/01/25	954		1,004,929
4.50%, 09/01/25	23		24,872
4.50%, 04/01/26	36		37,784
4.50%, 01/01/27	517		540,255
4.50%, 11/01/28	2		1,904
4.50%, 08/01/31	3,150		3,406,165
4.50%, 08/01/33	61		67,941
4.50%, 09/01/33	14		14,754
4.50%, 10/01/33	34		36,637
4.50%, 11/01/33	57		61,754
4.50%, 12/01/33	1,856		1,980,135
4.50%, 01/01/34	3,947		4,247,822
4.50%, 02/01/34	1,900		2,019,990
4.50%, 04/01/34	2		1,999
4.50%, 05/01/34	19		20,322
4.50%, 06/01/34	3,005		3,273,474
4.50%, 07/01/34	2		1,733
4.50%, 08/01/34	4,319		4,674,487
4.50%, 09/01/34	1,390		1,519,260
4.50%, 12/01/34	11		11,995
4.50%, 01/01/35	2		1,923
4.50%, 02/01/35	1		1,239
4.50%, 03/01/35	5		4,961
4.50%, 05/01/35	1		1,234

102	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 07/01/35	$1	$693
4.50%, 08/01/35	3	2,752
4.50%, 09/01/35	18	19,227
4.50%, 10/01/35	4	3,998
4.50%, 12/01/35	75	81,711
4.50%, 01/01/36	1	1,196
4.50%, 03/01/36	4	4,694
4.50%, 07/01/37	7	7,182
4.50%, 03/01/38	7	7,640
4.50%, 04/01/38	121	134,744
4.50%, 05/01/38	2	2,045
4.50%, 06/01/38	53	57,995
4.50%, 09/01/38	33,760	36,401,385
4.50%, 11/01/38	7	8,015
4.50%, 01/01/39	18	20,544
4.50%, 02/01/39	1,682	1,860,377
4.50%, 03/01/39	117	128,783
4.50%, 04/01/39	3,344	3,701,386
4.50%, 05/01/39	1,762	1,950,552
4.50%, 06/01/39	352	389,225
4.50%, 07/01/39	336	371,663
4.50%, 08/01/39	6,096	6,746,025
4.50%, 09/01/39	172	191,453
4.50%, 10/01/39	12,343	13,657,638
4.50%, 11/01/39	83	91,160
4.50%, 12/01/39	548	606,433
4.50%, 01/01/40	469	518,601
4.50%, 02/01/40	220	242,150
4.50%, 03/01/40	291	322,142
4.50%, 04/01/40	142	156,880
4.50%, 05/01/40	382	421,115
4.50%, 06/01/40	67	73,723
4.50%, 07/01/40	138	151,691
4.50%, 08/01/40	327	361,620
4.50%, 09/01/40	4,038	4,453,186
4.50%, 10/01/40	723	796,609
4.50%, 12/01/40	4,767	5,257,984
4.50%, 01/01/41	5,470	6,033,289
4.50%, 02/01/41	287	316,459
4.50%, 03/01/41	919	1,013,611
4.50%, 04/01/41	37,702	41,611,471
4.50%, 05/01/41	29,891	32,988,015
4.50%, 06/01/41	12,852	14,186,046
4.50%, 07/01/41	557	614,984
4.50%, 08/01/41	6,730	7,427,447
4.50%, 09/01/41	12,313	13,590,475
4.50%, 10/01/41	240	264,462
4.50%, 11/01/41	726	801,189
4.50%, 12/01/41	5,562	6,233,554
4.50%, 01/01/42	4,594	5,070,842
4.50%, 04/01/42	262	289,384
4.50%, 07/01/42	10	10,633
4.50%, 09/01/42	3,429	3,790,523
4.50%, 10/01/42	4,104	4,545,835
4.50%, 01/01/43	372	410,196
4.50%, 09/01/43	5,473	6,201,001
4.50%, 10/01/43	2,088	2,329,432
4.50%, 11/01/43	3,004	3,322,081
4.50%, 12/01/43	2,938	3,330,754
4.50%, 01/01/44	699	778,049
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 02/01/44	$651	$720,216
4.50%, 03/01/44	16,824	18,607,460
4.50%, 04/01/44	3,172	3,573,900
4.50%, 05/01/44	1,682	1,850,071
4.50%, 06/01/44	4,121	4,542,991
4.50%, 07/01/44	859	946,624
4.50%, 08/01/44	2,499	2,756,618
4.50%, 09/01/44	220	242,322
4.50%, 10/01/44	589	647,779
4.50%, 11/01/44	362	397,627
4.50%, 12/01/44	17,601	19,797,001
4.50%, 01/01/45	2,033	2,286,884
4.50%, 02/01/45	19,439	21,496,602
4.50%, 04/01/45	9	10,170
4.50%, 05/01/45	19	20,521
4.50%, 08/01/45	5,225	5,778,336
4.50%, 09/01/45	902	993,303
4.50%, 10/01/45	2,914	3,275,775
4.50%, 11/01/45	1,268	1,395,398
4.50%, 12/01/45	611	671,280
4.50%, 01/01/46	468	513,271
4.50%, 02/01/46	19,243	21,321,943
4.50%, 03/01/46	53,016	58,491,155
4.50%, 04/01/46	11,281	12,666,258
4.50%, 05/01/46	3,396	3,795,291
4.50%, 06/01/46	2,418	2,721,095
4.50%, 07/01/46	1,819	2,035,261
4.50%, 08/01/46	20,245	22,237,082
4.50%, 09/01/46	761	829,096
4.50%, 10/01/46	2,543	2,772,833
4.50%, 11/01/46	243	265,190
4.50%, 12/01/46	1,399	1,525,010
4.50%, 01/01/47	3,234	3,526,597
4.50%, 02/01/47	1,197	1,304,612
4.50%, 03/01/47	3,390	3,712,093
4.50%, 04/01/47	10,709	11,735,040
4.50%, 05/01/47	3,035	3,360,070
4.50%, 06/01/47	11,625	12,681,861
4.50%, 07/01/47	2,815	3,097,567
4.50%, 08/01/47	2,996	3,272,576
4.50%, 09/01/47	3,585	3,932,814
4.50%, 10/01/47	18,867	20,652,332
4.50%, 11/01/47	5,837	6,428,550
4.50%, 12/01/47	1,900	2,085,386
4.50%, 01/01/48	6,642	7,202,494
4.50%, 02/01/48	9,616	10,575,525
4.50%, 03/01/48	1,398	1,550,772
4.50%, 04/01/48	14,953	16,276,011
4.50%, 05/01/48	13,490	14,582,478
4.50%, 06/01/48	6,197	6,858,608
4.50%, 07/01/48	10,115	11,051,916
4.50%, 08/01/48	50,782	55,651,149
4.50%, 09/01/48	22,892	25,022,004
4.50%, 10/01/48	36,898	39,741,814
4.50%, 11/01/48	24,830	27,268,821
4.50%, 12/01/48	53,884	58,138,041
4.50%, 01/01/49	64,730	70,372,668
4.50%, 02/01/49	99,518	108,925,683
4.50%, 03/01/49	20,932	22,782,063
4.50%, 04/01/49	14,830	15,958,003

S c h e d u l e o f I n v e s t m e n t s	103

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.50%, 05/01/49	$42,385		$45,368,792
4.50%, 06/01/49	11,171		11,923,924
4.50%, 07/01/49	34,390		36,961,641
4.50%, 08/01/49	14,777		15,913,189
4.50%, 09/01/49	8,969		9,627,208
4.50%, 11/01/49	5,948		6,373,583
4.50%, 12/01/49	24,112		27,047,746
4.50%, 03/01/50(c)	760		811,314
5.00%, 04/01/20	0	(b)	1
5.00%, 06/01/20	0	(b)	231
5.00%, 07/01/20	0	(b)	165
5.00%, 08/01/20	0	(b)	687
5.00%, 09/01/20	3		2,785
5.00%, 10/01/20	2		2,816
5.00%, 11/01/20	9		8,925
5.00%, 12/01/20	0	(b)	205
5.00%, 08/01/21	1		1,367
5.00%, 10/01/21	0	(b)	175
5.00%, 11/01/21	0	(b)	53
5.00%, 03/01/22	4		4,504
5.00%, 01/01/23	1		1,132
5.00%, 02/01/23	3		3,486
5.00%, 05/01/23	1		748
5.00%, 06/01/23	5		5,211
5.00%, 07/01/23	829		865,446
5.00%, 08/01/23	1		1,383
5.00%, 09/01/23	19		20,464
5.00%, 10/01/23	1		791
5.00%, 11/01/23	2		2,075
5.00%, 12/01/23	303		312,313
5.00%, 01/01/24	16		15,986
5.00%, 02/01/24	13		13,666
5.00%, 12/01/24	12		12,747
5.00%, 05/01/25	13		13,422
5.00%, 09/01/25	16		16,783
5.00%, 09/01/30	16		17,914
5.00%, 11/01/32	4		4,132
5.00%, 03/01/33	3		3,210
5.00%, 04/01/33	2		2,444
5.00%, 05/01/33	42		46,289
5.00%, 06/01/33	7		7,587
5.00%, 07/01/33	185		207,441
5.00%, 08/01/33	137		153,674
5.00%, 09/01/33	86		96,125
5.00%, 10/01/33	1		1,518
5.00%, 11/01/33	2,977		3,336,207
5.00%, 02/01/34	6		6,682
5.00%, 03/01/34	46		51,591
5.00%, 04/01/34	42		46,264
5.00%, 05/01/34	106		119,642
5.00%, 06/01/34	1		1,545
5.00%, 07/01/34	117		131,756
5.00%, 08/01/34	47		53,161
5.00%, 09/01/34	8		9,378
5.00%, 10/01/34	20		23,527
5.00%, 12/01/34	543		612,041
5.00%, 01/01/35	193		216,365
5.00%, 02/01/35	61		68,362
5.00%, 03/01/35	89		100,297
5.00%, 04/01/35	22		25,432
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 05/01/35	$16		$17,607
5.00%, 06/01/35	170		191,507
5.00%, 07/01/35	189		212,288
5.00%, 08/01/35	84		92,823
5.00%, 09/01/35	339		382,813
5.00%, 10/01/35	77		86,194
5.00%, 11/01/35	841		946,494
5.00%, 12/01/35	15		16,787
5.00%, 01/01/36	33		36,781
5.00%, 02/01/36	17		19,335
5.00%, 03/01/36	1,087		1,225,154
5.00%, 04/01/36	1		1,460
5.00%, 05/01/36	839		946,036
5.00%, 06/01/36	69		77,179
5.00%, 07/01/36	46		51,762
5.00%, 08/01/36	2		1,694
5.00%, 11/01/36	5		5,626
5.00%, 12/01/36	3		3,821
5.00%, 02/01/37	26		29,497
5.00%, 03/01/37	17		19,372
5.00%, 04/01/37	4		4,679
5.00%, 05/01/37	23		26,421
5.00%, 06/01/37	12		13,851
5.00%, 07/01/37	845		947,505
5.00%, 01/01/38	13		14,255
5.00%, 02/01/38	1,315		1,482,122
5.00%, 03/01/38	83		93,158
5.00%, 04/01/38	178		200,992
5.00%, 05/01/38	42		48,423
5.00%, 06/01/38	6		6,750
5.00%, 07/01/38	81		90,548
5.00%, 11/01/38	0	(b)	425
5.00%, 12/01/38	7		7,519
5.00%, 01/01/39	437		492,363
5.00%, 02/01/39	75		83,586
5.00%, 03/01/39	942		1,059,820
5.00%, 04/01/39	4,004		4,509,287
5.00%, 06/01/39	1,528		1,712,696
5.00%, 07/01/39	57		64,377
5.00%, 08/01/39	811		913,958
5.00%, 09/01/39	1,215		1,367,552
5.00%, 10/01/39	756		831,574
5.00%, 11/01/39	136		153,745
5.00%, 12/01/39	1,239		1,395,549
5.00%, 01/01/40	229		257,445
5.00%, 02/01/40	96		107,914
5.00%, 03/01/40	420		472,984
5.00%, 04/01/40	1,963		2,213,041
5.00%, 05/01/40	18,684		21,067,126
5.00%, 06/01/40	541		610,942
5.00%, 07/01/40	2,605		2,936,088
5.00%, 08/01/40	10,915		12,291,907
5.00%, 09/01/40	1,442		1,624,107
5.00%, 10/01/40	491		554,129
5.00%, 11/01/40	36		40,954
5.00%, 12/01/40	2,557		2,882,467
5.00%, 01/01/41	289		325,069
5.00%, 02/01/41	1,250		1,409,740
5.00%, 03/01/41	3,502		3,948,071
5.00%, 04/01/41	5,290		5,964,563

104	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.00%, 05/01/41	$18,444		$20,794,842
5.00%, 06/01/41	2,274		2,563,078
5.00%, 07/01/41	1,582		1,782,906
5.00%, 08/01/41	2,589		2,918,086
5.00%, 11/01/41	235		265,426
5.00%, 04/01/42	1,048		1,181,743
5.00%, 08/01/43	52		58,320
5.00%, 09/01/43	1,106		1,249,536
5.00%, 10/01/43	1,728		1,925,037
5.00%, 11/01/43	45		50,596
5.00%, 12/01/43	300		337,926
5.00%, 01/01/44	3,644		4,117,185
5.00%, 02/01/44	41		44,939
5.00%, 03/01/44	1,452		1,657,561
5.00%, 06/01/44	625		695,729
5.00%, 07/01/44	290		320,697
5.00%, 08/01/44	425		481,798
5.00%, 09/01/44	1,886		2,153,641
5.00%, 11/01/44	2,182		2,428,162
5.00%, 01/01/45	26		28,470
5.00%, 07/01/45	8,075		9,104,545
5.00%, 03/01/47	491		535,326
5.00%, 04/01/47	261		283,249
5.00%, 05/01/47	4,016		4,464,766
5.00%, 07/01/47	210		227,988
5.00%, 08/01/47	474		516,902
5.00%, 09/01/47	2,418		2,625,928
5.00%, 11/01/47	236		256,960
5.00%, 02/01/48	3,729		4,053,083
5.00%, 03/01/48	4,725		5,166,353
5.00%, 04/01/48	4,732		5,230,663
5.00%, 06/01/48	4,962		5,395,672
5.00%, 07/01/48	22,150		24,282,250
5.00%, 08/01/48	29,042		32,337,748
5.00%, 09/01/48	23,360		25,643,490
5.00%, 10/01/48	30,269		33,027,679
5.00%, 11/01/48	3,559		4,005,585
5.00%, 12/01/48	4,524		5,002,180
5.00%, 01/01/49	43,699		48,097,243
5.00%, 02/01/49	16,213		17,774,422
5.00%, 03/01/49	17,464		19,237,493
5.00%, 04/01/49	23,415		25,918,052
5.00%, 07/01/49	19,334		21,476,486
5.00%, 08/01/49	30,132		32,918,074
5.00%, 09/01/49	5,583		6,218,538
5.00%, 10/01/49	10,500		11,584,842
5.50%, 06/01/20	0	(b)	144
5.50%, 01/01/21	1		757
5.50%, 03/01/21	12		11,990
5.50%, 04/01/21	1		775
5.50%, 05/01/21	1		878
5.50%, 06/01/21	0	(b)	320
5.50%, 10/01/21	1		538
5.50%, 11/01/21	1		1,509
5.50%, 12/01/21	1		720
5.50%, 03/01/22	3		2,609
5.50%, 04/01/22	1		658
5.50%, 05/01/22	2		1,920
5.50%, 11/01/22	4		4,524
5.50%, 02/01/23	3		3,204
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 03/01/23	$1		$1,341
5.50%, 04/01/23	5		5,535
5.50%, 09/01/23	2		2,434
5.50%, 10/01/23	2		2,132
5.50%, 11/01/23	1		1,280
5.50%, 12/01/23	2		2,459
5.50%, 01/01/25	2		1,968
5.50%, 05/01/25	1		1,420
5.50%, 03/01/28	580		642,753
5.50%, 10/01/28	0	(b)	437
5.50%, 12/01/28	0	(b)	311
5.50%, 07/01/29	6		6,851
5.50%, 04/01/31	2		2,759
5.50%, 11/01/31	2		2,326
5.50%, 12/01/31	19		20,880
5.50%, 01/01/32	12		12,682
5.50%, 02/01/32	4		4,098
5.50%, 11/01/32	6		6,234
5.50%, 12/01/32	12		14,238
5.50%, 01/01/33	36		39,926
5.50%, 02/01/33	10		11,523
5.50%, 03/01/33	53		60,353
5.50%, 04/01/33	121		137,688
5.50%, 05/01/33	1,126		1,283,810
5.50%, 06/01/33	86		96,582
5.50%, 07/01/33	222		253,489
5.50%, 08/01/33	5		5,625
5.50%, 09/01/33	8		10,403
5.50%, 10/01/33	385		437,482
5.50%, 11/01/33	2,173		2,478,261
5.50%, 12/01/33	2		2,060
5.50%, 01/01/34	67		75,907
5.50%, 02/01/34	47		53,185
5.50%, 03/01/34	19		21,838
5.50%, 04/01/34	105		119,805
5.50%, 05/01/34	98		111,656
5.50%, 06/01/34	54		62,207
5.50%, 07/01/34	27		31,118
5.50%, 09/01/34	1,560		1,778,614
5.50%, 10/01/34	1		1,522
5.50%, 11/01/34	43		50,107
5.50%, 12/01/34	23		26,250
5.50%, 01/01/35	73		83,957
5.50%, 02/01/35	130		146,966
5.50%, 03/01/35	65		74,277
5.50%, 04/01/35	45		51,089
5.50%, 05/01/35	23		26,088
5.50%, 06/01/35	38		42,657
5.50%, 07/01/35	46		52,125
5.50%, 08/01/35	26		29,380
5.50%, 09/01/35	409		466,094
5.50%, 10/01/35	21		25,893
5.50%, 11/01/35	88		100,916
5.50%, 12/01/35	81		93,604
5.50%, 01/01/36	42		47,890
5.50%, 02/01/36	108		122,346
5.50%, 03/01/36	3		3,244
5.50%, 04/01/36	2,675		3,048,999
5.50%, 05/01/36	652		743,366
5.50%, 06/01/36	3		2,851

S c h e d u l e o f I n v e s t m e n t s	105

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.50%, 07/01/36	$25		$28,472
5.50%, 08/01/36	45		51,551
5.50%, 09/01/36	4,132		4,710,527
5.50%, 10/01/36	28		32,167
5.50%, 11/01/36	33		37,392
5.50%, 12/01/36	93		106,410
5.50%, 01/01/37	53		59,665
5.50%, 02/01/37	118		135,621
5.50%, 03/01/37	78		89,037
5.50%, 04/01/37	27		31,104
5.50%, 05/01/37	481		549,447
5.50%, 06/01/37	247		281,008
5.50%, 07/01/37	49		56,616
5.50%, 08/01/37	3,452		3,935,153
5.50%, 09/01/37	1		1,078
5.50%, 10/01/37	6		6,331
5.50%, 11/01/37	20		22,518
5.50%, 12/01/37	114		129,236
5.50%, 01/01/38	31		36,076
5.50%, 02/01/38	71		81,297
5.50%, 03/01/38	1,394		1,588,280
5.50%, 04/01/38	91		103,372
5.50%, 05/01/38	493		562,028
5.50%, 06/01/38	492		561,802
5.50%, 07/01/38	1,018		1,157,968
5.50%, 08/01/38	121		137,973
5.50%, 09/01/38	16		18,025
5.50%, 10/01/38	6		6,232
5.50%, 11/01/38	1,834		2,088,527
5.50%, 12/01/38	70		80,211
5.50%, 01/01/39	97		109,928
5.50%, 02/01/39	57		65,267
5.50%, 03/01/39	23		26,583
5.50%, 04/01/39	31		34,879
5.50%, 05/01/39	206		234,524
5.50%, 06/01/39	306		348,624
5.50%, 07/01/39	33		37,910
5.50%, 08/01/39	3		3,143
5.50%, 09/01/39	67		76,296
5.50%, 10/01/39	13		14,771
5.50%, 11/01/39	63		71,777
5.50%, 12/01/39	133		152,552
5.50%, 01/01/40	76		85,998
5.50%, 03/01/40	164		187,102
5.50%, 04/01/40	128		146,048
5.50%, 05/01/40	271		308,600
5.50%, 06/01/40	203		232,225
5.50%, 07/01/40	2,991		3,407,046
5.50%, 09/01/40	8,047		9,166,511
5.50%, 07/01/41	566		644,927
5.50%, 09/01/41	14,068		16,033,521
5.50%, 05/01/44	11,296		12,894,423
5.50%, 01/01/47	3,658		4,169,210
5.50%, 06/01/48	454		493,982
5.50%, 11/01/48	373		406,607
5.50%, 12/01/48	1,438		1,567,558
5.50%, 02/01/49	1,121		1,270,198
5.50%, 03/01/49	460		501,338
5.50%, 03/01/50(c)	9,704		10,571,847
6.00%, 12/01/20	0	(b)	13
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 08/01/21	$3		$2,457
6.00%, 10/01/21	2		1,802
6.00%, 02/01/22	0	(b)	307
6.00%, 03/01/22	3		3,382
6.00%, 08/01/22	0	(b)	306
6.00%, 11/01/23	1		567
6.00%, 05/01/24	0	(b)	285
6.00%, 07/01/24	0	(b)	77
6.00%, 12/01/24	1		1,465
6.00%, 03/01/28	1		1,109
6.00%, 04/01/28	0	(b)	435
6.00%, 10/01/28	0	(b)	258
6.00%, 11/01/28	1		1,055
6.00%, 12/01/28	3		3,141
6.00%, 01/01/29	5		6,097
6.00%, 02/01/29	13		14,178
6.00%, 03/01/29	3		3,763
6.00%, 04/01/29	4		4,839
6.00%, 05/01/29	0	(b)	434
6.00%, 06/01/29	1		1,290
6.00%, 07/01/29	3		3,518
6.00%, 04/01/30	2		2,306
6.00%, 04/01/31	2		1,987
6.00%, 05/01/31	9		9,869
6.00%, 10/01/31	6		6,031
6.00%, 11/01/31	12		13,633
6.00%, 02/01/32	5		5,699
6.00%, 03/01/32	6		6,118
6.00%, 04/01/32	6		6,983
6.00%, 06/01/32	2		1,840
6.00%, 09/01/32	5		6,076
6.00%, 11/01/32	63		73,157
6.00%, 12/01/32	48		56,069
6.00%, 01/01/33	33		37,498
6.00%, 02/01/33	13		15,157
6.00%, 03/01/33	38		44,329
6.00%, 05/01/33	4		4,807
6.00%, 10/01/33	5		5,731
6.00%, 11/01/33	3		3,822
6.00%, 12/01/33	32		37,093
6.00%, 02/01/34	8		8,856
6.00%, 03/01/34	2,745		3,199,617
6.00%, 04/01/34	6		6,748
6.00%, 05/01/34	445		516,335
6.00%, 08/01/34	599		701,760
6.00%, 09/01/34	24		27,825
6.00%, 10/01/34	26		30,220
6.00%, 11/01/34	179		210,680
6.00%, 12/01/34	18		20,663
6.00%, 01/01/35	45		53,939
6.00%, 02/01/35	18		19,991
6.00%, 04/01/35	6		7,246
6.00%, 06/01/35	17		20,058
6.00%, 07/01/35	184		214,880
6.00%, 09/01/35	25		28,752
6.00%, 10/01/35	57		66,676
6.00%, 12/01/35	42		46,497
6.00%, 01/01/36	11		13,637
6.00%, 02/01/36	4		4,463
6.00%, 03/01/36	2		2,017

106	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.00%, 05/01/36	$46		$53,844
6.00%, 06/01/36	993		1,171,994
6.00%, 07/01/36	18		20,802
6.00%, 08/01/36	930		1,099,167
6.00%, 10/01/36	36		41,013
6.00%, 11/01/36	92		110,115
6.00%, 12/01/36	17		19,160
6.00%, 01/01/37	5		5,763
6.00%, 02/01/37	113		130,393
6.00%, 03/01/37	56		66,471
6.00%, 04/01/37	34		39,233
6.00%, 06/01/37	45		53,163
6.00%, 07/01/37	36		42,788
6.00%, 08/01/37	30		32,523
6.00%, 09/01/37	25		29,594
6.00%, 10/01/37	13		15,945
6.00%, 11/01/37	59		67,148
6.00%, 12/01/37	47		55,726
6.00%, 01/01/38	172		202,827
6.00%, 02/01/38	50		58,042
6.00%, 03/01/38	602		712,144
6.00%, 04/01/38	50		58,760
6.00%, 05/01/38	1,303		1,539,717
6.00%, 07/01/38	33		38,382
6.00%, 08/01/38	113		129,459
6.00%, 09/01/38	49		56,918
6.00%, 10/01/38	33		38,842
6.00%, 11/01/38	21		24,507
6.00%, 12/01/38	11		13,260
6.00%, 06/01/39	4,919		5,807,475
6.00%, 09/01/39	3		3,635
6.00%, 10/01/39	406		480,052
6.00%, 04/01/40	65		77,296
6.00%, 09/01/40	7		8,687
6.00%, 10/01/40	93		110,083
6.00%, 07/01/41	1,396		1,654,818
6.00%, 02/01/49	2,125		2,513,779
6.00%, 03/01/50(c)	2,896		3,211,345
6.50%, 08/01/23	1		1,342
6.50%, 09/01/23	0	(b)	114
6.50%, 12/01/23	1		1,074
6.50%, 01/01/24	2		2,410
6.50%, 03/01/24	0	(b)	60
6.50%, 04/01/24	0	(b)	132
6.50%, 06/01/24	1		1,170
6.50%, 10/01/24	0	(b)	115
6.50%, 11/01/24	0	(b)	334
6.50%, 06/01/25	0	(b)	334
6.50%, 08/01/25	1		636
6.50%, 10/01/25	0	(b)	317
6.50%, 12/01/25	0	(b)	409
6.50%, 01/01/26	3		2,875
6.50%, 02/01/26	0	(b)	555
6.50%, 03/01/26	1		1,424
6.50%, 04/01/26	0	(b)	700
6.50%, 05/01/26	1		1,225
6.50%, 06/01/26	0	(b)	108
6.50%, 09/01/26	8		7,526
6.50%, 11/01/26	2		1,647
6.50%, 03/01/27	0	(b)	613
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 04/01/27	$0	(b)	$528
6.50%, 09/01/27	0	(b)	73
6.50%, 11/01/27	0	(b)	227
6.50%, 12/01/27	4		4,097
6.50%, 01/01/28	1		871
6.50%, 02/01/28	0	(b)	112
6.50%, 04/01/28	4		3,367
6.50%, 05/01/28	2		2,891
6.50%, 08/01/28	13		15,503
6.50%, 09/01/28	2		2,236
6.50%, 10/01/28	6		6,562
6.50%, 11/01/28	0	(b)	1,669
6.50%, 12/01/28	3		2,855
6.50%, 01/01/29	4		4,194
6.50%, 02/01/29	8		8,831
6.50%, 03/01/29	8		8,151
6.50%, 04/01/29	3		2,867
6.50%, 05/01/29	3		2,928
6.50%, 06/01/29	19		21,994
6.50%, 07/01/29	5		6,199
6.50%, 08/01/29	1		594
6.50%, 09/01/29	1		1,264
6.50%, 11/01/29	0	(b)	454
6.50%, 05/01/30	0	(b)	350
6.50%, 10/01/30	0	(b)	150
6.50%, 12/01/30	1		890
6.50%, 01/01/31	0	(b)	165
6.50%, 03/01/31	1		1,604
6.50%, 04/01/31	4		4,858
6.50%, 05/01/31	8		9,345
6.50%, 06/01/31	0	(b)	123
6.50%, 07/01/31	7		7,224
6.50%, 08/01/31	3		3,852
6.50%, 09/01/31	4		4,990
6.50%, 10/01/31	13		14,301
6.50%, 11/01/31	3		4,182
6.50%, 12/01/31	6		6,932
6.50%, 02/01/32	5		5,020
6.50%, 03/01/32	20		23,543
6.50%, 04/01/32	1		1,058
6.50%, 05/01/32	14		15,538
6.50%, 06/01/32	5		6,343
6.50%, 07/01/32	15		16,313
6.50%, 08/01/32	28		32,150
6.50%, 09/01/32	22		25,611
6.50%, 11/01/32	1		688
6.50%, 01/01/33	1		1,193
6.50%, 03/01/33	6		6,425
6.50%, 05/01/33	1		1,744
6.50%, 06/01/33	11		13,177
6.50%, 07/01/33	0	(b)	100
6.50%, 09/01/33	0	(b)	475
6.50%, 11/01/33	7		8,620
6.50%, 01/01/34	15		17,306
6.50%, 03/01/34	1		614
6.50%, 05/01/34	28		33,667
6.50%, 08/01/34	16		18,655
6.50%, 09/01/34	52		61,968
6.50%, 10/01/34	5		5,488
6.50%, 11/01/34	2		2,133

S c h e d u l e o f I n v e s t m e n t s	107

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 04/01/35	$5		$6,310
6.50%, 01/01/36	3		3,793
6.50%, 02/01/36	11		12,963
6.50%, 05/01/36	1		1,153
6.50%, 06/01/36	1		1,048
6.50%, 07/01/36	3		3,412
6.50%, 08/01/36	59		70,207
6.50%, 09/01/36	294		352,063
6.50%, 10/01/36	60		71,606
6.50%, 11/01/36	1		1,767
6.50%, 12/01/36	40		47,934
6.50%, 02/01/37	7		8,031
6.50%, 03/01/37	5		6,324
6.50%, 04/01/37	24		27,619
6.50%, 06/01/37	3		2,812
6.50%, 07/01/37	83		100,330
6.50%, 08/01/37	2,310		2,759,054
6.50%, 09/01/37	18		22,445
6.50%, 10/01/37	169		202,728
6.50%, 11/01/37	37		43,632
6.50%, 12/01/37	94		113,029
6.50%, 01/01/38	5		6,032
6.50%, 02/01/38	12		13,548
6.50%, 03/01/38	35		41,227
6.50%, 05/01/38	77		90,936
6.50%, 06/01/38	33		38,669
6.50%, 09/01/38	12		14,319
6.50%, 12/01/38	11		12,932
6.50%, 01/01/39	12		14,369
6.50%, 03/01/39	8		9,771
6.50%, 05/01/39	6		6,808
6.50%, 10/01/39	2,352		2,836,559
6.50%, 05/01/40	1,532		1,849,638
7.00%, 06/01/23	0	(b)	27
7.00%, 07/01/23	1		1,184
7.00%, 09/01/23	0	(b)	473
7.00%, 10/01/23	1		1,567
7.00%, 11/01/23	0	(b)	106
7.00%, 12/01/23	1		1,114
7.00%, 01/01/24	0	(b)	234
7.00%, 02/01/24	7		6,817
7.00%, 03/01/24	1		1,263
7.00%, 05/01/24	3		2,814
7.00%, 06/01/24	1		1,227
7.00%, 10/01/24	0	(b)	71
7.00%, 11/01/24	1		1,003
7.00%, 07/01/25	0	(b)	43
7.00%, 08/01/25	0	(b)	550
7.00%, 09/01/25	0	(b)	389
7.00%, 10/01/25	0	(b)	377
7.00%, 12/01/25	6		6,301
7.00%, 02/01/26	1		1,362
7.00%, 03/01/26	1		1,280
7.00%, 04/01/26	0	(b)	487
7.00%, 05/01/26	2		3,348
7.00%, 08/01/26	0	(b)	403
7.00%, 11/01/26	6		6,843
7.00%, 02/01/27	0	(b)	63
7.00%, 04/01/27	0	(b)	243
7.00%, 07/01/27	0	(b)	465
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.00%, 08/01/27	$2		$2,258
7.00%, 09/01/27	2		1,785
7.00%, 11/01/27	0	(b)	343
7.00%, 12/01/27	0	(b)	507
7.00%, 03/01/28	1		1,368
7.00%, 04/01/28	4		3,951
7.00%, 07/01/28	1		1,601
7.00%, 08/01/28	1		571
7.00%, 01/01/29	1		1,234
7.00%, 02/01/29	2		2,057
7.00%, 05/01/29	2		1,742
7.00%, 06/01/29	1		1,213
7.00%, 07/01/29	0	(b)	238
7.00%, 08/01/29	2		2,204
7.00%, 09/01/29	1		798
7.00%, 10/01/29	0	(b)	450
7.00%, 01/01/30	0	(b)	112
7.00%, 02/01/30	0	(b)	498
7.00%, 09/01/30	1		852
7.00%, 11/01/30	4		4,018
7.00%, 12/01/30	0	(b)	165
7.00%, 02/01/31	1		1,645
7.00%, 03/01/31	0	(b)	63
7.00%, 09/01/31	2		1,828
7.00%, 10/01/31	0	(b)	274
7.00%, 11/01/31	0	(b)	64
7.00%, 12/01/31	1		1,646
7.00%, 03/01/32	8		8,968
7.00%, 04/01/32	49		58,445
7.00%, 05/01/32	22		25,841
7.00%, 07/01/32	1		1,021
7.00%, 08/01/32	1		1,681
7.00%, 10/01/32	1		1,524
7.00%, 12/01/32	14		15,513
7.00%, 09/01/33	2		1,868
7.00%, 01/01/36	4		5,122
7.00%, 07/01/36	1		1,735
7.00%, 08/01/36	2		2,180
7.00%, 01/01/37	4		4,345
7.00%, 03/01/37	5		6,216
7.00%, 04/01/37	803		982,002
7.00%, 05/01/37	10		11,510
7.00%, 06/01/37	22		26,006
7.00%, 09/01/37	1		1,334
7.00%, 12/01/37	17		21,352
7.00%, 05/01/38	1		796
7.00%, 12/01/38	5		5,639
7.00%, 01/01/39	1		883
7.50%, 07/01/22	0	(b)	93
7.50%, 08/01/22	0	(b)	39
7.50%, 11/01/22	2		1,718
7.50%, 12/01/22	0	(b)	240
7.50%, 02/01/23	0	(b)	45
7.50%, 06/01/23	0	(b)	148
7.50%, 03/01/24	0	(b)	262
7.50%, 04/01/24	7		7,626
7.50%, 05/01/24	1		773
7.50%, 06/01/24	0	(b)	109
7.50%, 07/01/24	1		952
7.50%, 08/01/24	0	(b)	486

108	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
7.50%, 09/01/24	$0	(b)	$134
7.50%, 09/01/25	0	(b)	434
7.50%, 10/01/25	1		665
7.50%, 11/01/25	1		808
7.50%, 12/01/25	0	(b)	871
7.50%, 05/01/26	0	(b)	173
7.50%, 07/01/26	0	(b)	31
7.50%, 08/01/26	0	(b)	303
7.50%, 01/01/27	0	(b)	38
7.50%, 04/01/27	1		589
7.50%, 07/01/27	1		712
7.50%, 09/01/27	0	(b)	161
7.50%, 11/01/27	0	(b)	283
7.50%, 01/01/28	0	(b)	306
7.50%, 04/01/28	1		817
7.50%, 07/01/29	1		1,535
7.50%, 08/01/29	5		5,176
7.50%, 09/01/29	2		2,683
7.50%, 10/01/29	0	(b)	232
7.50%, 03/01/30	0	(b)	269
7.50%, 05/01/30	0	(b)	225
7.50%, 06/01/30	1		982
7.50%, 12/01/30	3		3,459
7.50%, 01/01/31	0	(b)	368
7.50%, 03/01/31	0	(b)	32
7.50%, 05/01/31	9		10,489
7.50%, 06/01/31	2		1,305
7.50%, 07/01/32	0	(b)	226
7.50%, 10/01/32	0	(b)	565
7.50%, 03/01/33	3		2,987
7.50%, 06/01/33	0	(b)	450
7.50%, 12/01/37	1		1,027
8.00%, 02/01/22	0	(b)	4
8.00%, 04/01/22	0	(b)	15
8.00%, 11/01/22	0	(b)	10
8.00%, 02/01/23	0	(b)	504
8.00%, 10/01/23	0	(b)	431
8.00%, 07/01/24	0	(b)	102
8.00%, 09/01/24	0	(b)	152
8.00%, 08/01/25	1		1,429
8.00%, 10/01/25	0	(b)	561
8.00%, 12/01/25	0	(b)	336
8.00%, 01/01/26	0	(b)	529
8.00%, 09/01/26	1		1,331
8.00%, 07/01/27	1		1,269
8.00%, 08/01/27	0	(b)	256
8.00%, 06/01/28	1		629
8.00%, 07/01/29	1		658
8.00%, 08/01/29	3		2,692
8.00%, 04/01/30	0	(b)	168
8.00%, 06/01/30	0	(b)	412
Security	Par/ Shares (000)		Value

Mortgage-Backed Securities (continued)
8.00%, 10/01/30	$0	(b)	$352
8.00%, 09/01/31	3		3,419
8.00%, 04/01/32	0	(b)	389
8.50%, 10/01/22	0	(b)	55
8.50%, 06/01/25	0	(b)	83
8.50%, 09/01/25	0	(b)	108
8.50%, 12/01/25	0	(b)	258
8.50%, 12/01/26	1		888
8.50%, 03/01/27	6		6,650
8.50%, 02/01/28	2		2,026
8.50%, 08/01/29	1		558
8.50%, 04/01/30	1		1,630
8.50%, 05/01/32	4		4,730
9.00%, 05/01/21	0	(b)	37
9.00%, 07/01/22	0	(b)	11
9.00%, 01/01/23	0	(b)	53
9.00%, 12/01/24	0	(b)	79
9.00%, 11/01/26	0	(b)	24
9.00%, 06/01/27	0	(b)	482
9.00%, 06/01/30	0	(b)	293
9.00%, 09/01/30	1		560
9.00%, 10/01/30	0	(b)	117
9.50%, 08/01/20	0	(b)	10
9.50%, 01/01/21	0	(b)	1
			23,692,688,242

Total U.S. Government Agency Obligations — 99.4% (Cost: $23,012,769,646)			23,692,688,242

Short-Term Investments

Money Market Funds — 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(d)(e)(f)	3,336,956		3,339,292,160
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	100		100,000
			3,339,392,160

Total Short-Term Investments — 14.0% (Cost: $3,338,233,463)			3,339,392,160

Total Investments in Securities — 113.4% (Cost: $26,351,003,109)			27,032,080,402

Other Assets, Less Liabilities — (13.4)%			(3,194,993,333)

Net Assets — 100.0%.			$23,837,087,069

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Rounds to less than 1,000.

(c)	TBA transaction.

(d)	All or a portion of this security represents an investment of TBA cash collateral.
(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

S c h e d u l e o f I n v e s t m e n t s	109

Schedule of Investments (continued)	iShares® MBS ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,738,666	1,598,290	3,336,956	$3,339,292,160	$38,273,890	$193,899	$596,683
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	2,015	—	—
				$3,339,392,160	$38,275,905	$193,899	$596,683

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$23,692,688,242	$—	$23,692,688,242
Money Market Funds	3,339,392,160	—	—	3,339,392,160
	$3,339,392,160	$23,692,688,242	$—	$27,032,080,402

See notes to financial statements.

110	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities

February 29, 2020

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$564,819,774	$225,260,404	$2,170,558,477	$23,692,688,242
Affiliated(c)	25,759,000	2,367,297	17,018,387	3,339,392,160
Cash	177	101,623	1,743,715	509,991
Receivables:
Investments sold	—	303,415	21,816,226	158,065,873
Securities lending income — Affiliated	509	383	3,434	—
Capital shares sold	—	102,537	62,948	—
Dividends	29,386	1,467	11,468	4,441,069
Interest	4,231,425	1,532,425	13,736,617	62,081,360
Total assets	594,840,271	229,669,551	2,224,951,272	27,257,178,695

LIABILITIES
Cash received:
Collateral — TBA commitments	—	—	—	11,120,000
Collateral on securities loaned, at value	—	540,298	5,325,388	—
Payables:
Investments purchased	—	2,155,914	33,117,423	3,287,768,102
Capital shares redeemed	—	—	—	120,314,055
Investment advisory fees	92,818	35,320	337,632	889,469
Total liabilities	92,818	2,731,532	38,780,443	3,420,091,626

NET ASSETS	$594,747,453	$226,938,019	$2,186,170,829	$23,837,087,069

NET ASSETS CONSIST OF:
Paid-in capital	$569,362,627	$216,650,860	$2,091,628,405	$23,299,446,942
Accumulated earnings	25,384,826	10,287,159	94,542,424	537,640,127
NET ASSETS	$594,747,453	$226,938,019	$2,186,170,829	$23,837,087,069

Shares outstanding	5,000,000	1,850,000	18,900,000	217,200,000
Net asset value	$118.95	$122.67	$115.67	$109.75
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$—	$526,514	$5,196,431	$—
(b) Investments, at cost — Unaffiliated	$542,823,288	$214,196,703	$2,073,516,783	$23,012,769,646
(c) Investments, at cost — Affiliated	$25,759,000	$2,367,297	$17,018,387	$3,338,233,463

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	111

Statements of Operations

Year Ended February 29, 2020

	iShares Agency Bond ETF	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF

INVESTMENT INCOME
Dividends — Affiliated	$162,890	$40,974	$148,984	$38,275,905
Interest — Unaffiliated	13,370,891	6,076,240	51,002,152	481,491,786
Securities lending income — Affiliated — net	3,625	3,855	41,576	—
Other income — Unaffiliated	—	407	3,570	—
Total investment income	13,537,406	6,121,476	51,196,282	519,767,691

EXPENSES
Investment advisory fees	1,097,360	449,460	4,114,455	13,063,537
Total expenses	1,097,360	449,460	4,114,455	13,063,537
Less:
Investment advisory fees waived	—	—	—	(1,082,076)
Total expenses after fees waived	1,097,360	449,460	4,114,455	11,981,461
Net investment income	12,440,046	5,672,016	47,081,827	507,786,230

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	5,303,334	497,779	1,634,753	51,783,742
Investments — Affiliated.	—	—	—	193,899
In-kind redemptions — Unaffiliated	5,077,006	7,403,852	5,871,576	—
Net realized gain	10,380,340	7,901,631	7,506,329	51,977,641
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	22,396,650	12,630,365	117,501,275	761,675,901
Investments — Affiliated	—	—	—	596,683
Net change in unrealized appreciation (depreciation)	22,396,650	12,630,365	117,501,275	762,272,584
Net realized and unrealized gain	32,776,990	20,531,996	125,007,604	814,250,225
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,217,036	$26,204,012	$172,089,431	$1,322,036,455

See notes to financial statements.

112	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares Agency Bond ETF		iShares Government/Credit Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/29/20	02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,440,046	$10,292,495	$5,672,016	$3,202,850
Net realized gain (loss)	10,380,340	(4,038,444)	7,901,631	(1,848,648)
Net change in unrealized appreciation (depreciation)	22,396,650	6,726,414	12,630,365	1,273,633
Net increase in net assets resulting from operations	45,217,036	12,980,465	26,204,012	2,627,835

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,622,811)	(9,925,793)	(5,649,866)	(3,293,312)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(65,480,503)	178,882,169	106,275,429	(43,689,977)

NET ASSETS
Total increase (decrease) in net assets	(32,886,278)	181,936,841	126,829,575	(44,355,454)
Beginning of year	627,633,731	445,696,890	100,108,444	144,463,898
End of year	$594,747,453	$627,633,731	$226,938,019	$100,108,444

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	113

Statements of Changes in Net Assets (continued)

	iShares Intermediate Government/Credit Bond ETF		iShares MBS ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/29/20	02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$47,081,827	$44,831,216	$507,786,230	$358,963,102
Net realized gain (loss)	7,506,329	(6,749,335)	51,977,641	(47,199,770)
Net change in unrealized appreciation (depreciation)	117,501,275	24,966,893	762,272,584	111,603,712
Net increase in net assets resulting from operations	172,089,431	63,048,774	1,322,036,455	423,367,044

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(47,393,716)	(44,165,855)	(500,038,659)	(327,920,987)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(144,564,847)	284,753,843	7,422,844,654	3,620,422,447

NET ASSETS
Total increase (decrease) in net assets	(19,869,132)	303,636,762	8,244,842,450	3,715,868,504
Beginning of year	2,206,039,961	1,902,403,199	15,592,244,619	11,876,376,115
End of year	$2,186,170,829	$2,206,039,961	$23,837,087,069	$15,592,244,619

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

114	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$112.08	$111.42	$113.11	$114.67	$113.83
Net investment income(a)	2.61	2.57	1.83	1.50	1.51
Net realized and unrealized gain (loss)(b)	6.89	0.57	(1.70)	(1.34)	0.79
Net increase from investment operations	9.50	3.14	0.13	0.16	2.30

Distributions(c)
From net investment income	(2.63)	(2.48)	(1.82)	(1.51)	(1.46)
From net realized gain	—	—	—	(0.21)	—
Total distributions	(2.63)	(2.48)	(1.82)	(1.72)	(1.46)

Net asset value, end of year.	$118.95	$112.08	$111.42	$113.11	$114.67

Total Return
Based on net asset value	8.57%	2.86%	0.10%	0.14%	2.05%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.27%	2.31%	1.62%	1.31%	1.33%

Supplemental Data
Net assets, end of year (000)	$594,747	$627,634	$445,697	$616,435	$579,107
Portfolio turnover rate(d)	72%	69%	78%	71%	96%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	115

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$111.23	$111.13	$113.20	$113.77	$115.05
Net investment income(a)	2.94	2.87	2.57	2.37	2.31
Net realized and unrealized gain (loss)(b)	11.59	0.13	(1.99)	(0.57)	(1.30)
Net increase from investment operations	14.53	3.00	0.58	1.80	1.01

Distributions(c)
From net investment income	(3.09)	(2.90)	(2.65)	(2.37)	(2.29)
Total distributions	(3.09)	(2.90)	(2.65)	(2.37)	(2.29)

Net asset value, end of year	$122.67	$111.23	$111.13	$113.20	$113.77

Total Return
Based on net asset value	13.24%	2.76%	0.48%	1.57%	0.93%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.52%	2.60%	2.26%	2.06%	2.04%

Supplemental Data
Net assets, end of year (000)	$226,938	$100,108	$144,464	$152,823	$352,680
Portfolio turnover rate(d)	16%	24%	17%	14%	15%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

116	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$108.94	$108.09	$110.32	$111.23	$111.39
Net investment income(a)	2.57	2.41	2.10	1.97	1.94
Net realized and unrealized gain (loss)(b)	6.73	0.82	(2.22)	(0.94)	(0.18)
Net increase (decrease) from investment operations	9.30	3.23	(0.12)	1.03	1.76

Distributions(c)
From net investment income	(2.57)	(2.38)	(2.11)	(1.94)	(1.92)
Total distributions	(2.57)	(2.38)	(2.11)	(1.94)	(1.92)

Net asset value, end of year	$115.67	$108.94	$108.09	$110.32	$111.23

Total Return
Based on net asset value	8.63%	3.04%	(0.14)%	0.94%	1.62%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.29%	2.24%	1.90%	1.77%	1.75%

Supplemental Data
Net assets, end of year (000)	$2,186,171	$2,206,040	$1,902,403	$2,322,324	$2,002,215
Portfolio turnover rate(d)	19%	21%	19%	20%	20%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	117

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MBS ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$105.07	$104.27	$106.68	$109.39	$109.92
Net investment income	2.92	3.04	2.26	1.65	1.45
Net realized and unrealized gain (loss)(b)	4.71	0.56	(2.24)	(1.61)	0.98
Net increase from investment operations	7.63	3.60	0.02	0.04	2.43

Distributions(c)
From net investment income	(2.95)	(2.80)	(2.39)	(1.90)	(1.57)
From net realized gain	—	—	—	(0.85)	(1.39)
Return of capital	—	—	(0.04)	—	—
Total distributions	(2.95)	(2.80)	(2.43)	(2.75)	(2.96)

Net asset value, end of year	$109.75	$105.07	$104.27	$106.68	$109.39

Total Return
Based on net asset value	7.35%	3.53%	(0.01)%	0.03%	2.27%

Ratios to Average Net Assets
Total expenses	0.07%	0.09%	0.14%	0.25%	0.25%
Total expenses after fees waived	0.06%	0.08%	0.13%	0.25%	0.25%
Net investment income	2.72%	2.93%	2.12%	1.52%	1.32%

Supplemental Data
Net assets, end of year (000)	$23,837,087	$15,592,245	$11,876,376	$10,230,652	$7,712,148
Portfolio turnover rate(d)(e)	253%	343%	745%	748%	920%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

(e)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

118	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Agency Bond	Diversified
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
Government/Credit Bond	$101,081,438
Intermediate Government/Credit Bond	2,225,442,194

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N o t e s t o F i n a n c i a l S t a t e m e n t s	119

Notes to Financial Statements (continued)

•	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.

120	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Collateral Received	Net Amount
Government/Credit Bond
BNP Paribas Prime Brokerage International Ltd.	$37,493	$37,493	$—	$—
Citigroup Global Markets Inc.	136,268	136,268	—	—
JPMorgan Securities LLC	281,247	281,247	—	—
Wells Fargo Securities LLC	71,506	71,506	—	—
	$526,514	$526,514	$—	$—
Intermediate Government/Credit Bond
Barclays Capital Inc.	$342,389	$342,389	$—	$—
BNP Paribas Prime Brokerage International Ltd.	428,487	428,487	—	—
BofA Securities, Inc.	161,229	161,229	—	—
Citigroup Global Markets Inc.	1,152,782	1,152,782	—	—
Goldman Sachs & Co.	207,751	207,751	—	—
JPMorgan Securities LLC	812,450	812,450	—	—
Morgan Stanley & Co. LLC	1,328,125	1,328,125	—	—
Nomura Securities International Inc.	161,573	161,573	—	—
TD Prime Services LLC	90,885	90,885	—	—
Wells Fargo Securities LLC	510,760	510,760	—	—
	$5,196,431	$5,196,431	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N o t e s t o F i n a n c i a l S t a t e m e n t s	121

Notes to Financial Statements (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Agency Bond	0.20%
Government/Credit Bond	0.20
Intermediate Government/Credit Bond	0.20

For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0600%
Over $121 billion, up to and including $181 billion	0.0570
Over $181 billion, up to and including $231 billion	0.0542
Over $231 billion, up to and including $281 billion	0.0515
Over $281 billion	0.0489

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to December 13, 2019 and effective June 20, 2019, for its investment advisory services to the iShares MBS ETF , BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0700%
Over $121 billion, up to and including $181 billion	0.0665
Over $181 billion, up to and including $231 billion	0.0632
Over $231 billion, up to and including $281 billion	0.0601
Over $281 billion	0.0571

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to June 20, 2019, for its investment advisory services to the iShares MBS ETF , BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.0900%
Over $121 billion, up to and including $181 billion	0.0855
Over $181 billion, up to and including $231 billion	0.0813
Over $231 billion, up to and including $281 billion	0.0772
Over $281 billion	0.0734

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective December 13, 2019, for the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 29, 2024 in order to limit total annual operating expenses after fee waiver to 0.06% of average daily net assets. Previously, BFA contractually agreed to waive a portion of its management fee such that the Fund’s total annual fund operating expenses after fee waiver would not exceed 0.07% prior to December 13, 2019 and effective June 20, 2019, and 0.09% prior to June 20, 2019.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

122	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Agency Bond	$990
Government/Credit Bond	1,222
Intermediate Government/Credit Bond	13,424

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Agency Bond.	$5,988,736	$1,175,709	$(1,911)
Government/Credit Bond	142,618	241,447	(9,037)
Intermediate Government/Credit Bond	493,007	24,183,521	119,594

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Agency Bond	$339,204,030	$392,809,315	$51,171,636	$—
Government/Credit Bond	25,675,962	21,014,334	13,357,027	12,150,540
Intermediate Government/Credit Bond	296,625,133	271,739,765	112,875,447	113,412,698
MBS	48,033,541,705	47,311,916,598	—	—

For the year ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Agency Bond	$148,602,237	$214,253,701
Government/Credit Bond	388,445,810	287,476,600
Intermediate Government/Credit Bond	265,671,886	424,570,600
MBS	6,768,239,538	—

N o t e s t o F i n a n c i a l S t a t e m e n t s	123

Notes to Financial Statements (continued)

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Agency Bond	$5,098,028	$(5,098,028)
Government/Credit Bond	7,403,201	(7,403,201)
Intermediate Government/Credit Bond	5,866,960	(5,866,960)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 02/29/20	Year Ended 02/28/19
Agency Bond
Ordinary income	$12,622,811	$9,925,793
Government/Credit Bond
Ordinary income	$5,649,866	$3,293,312
Intermediate Government/Credit Bond
Ordinary income	$47,393,716	$44,165,855
MBS
Ordinary income	$500,038,659	$327,920,987

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-expiring Capital Loss Carryforwards	Net Unrealized Gains (Losses)	(b)	Total
Agency Bond.	$3,140,522	$257,200	$—	$21,987,104		$25,384,826
Government/Credit Bond	230,948	—	(997,855)	11,054,066		10,287,159
Intermediate Government/Credit Bond	3,791,284	—	(6,129,834)	96,880,974		94,542,424
MBS	38,592,977	—	(181,518,207)	680,565,357		537,640,127

(a)	Amounts available to offset future realized capital gains.

(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods premiums and discounts on fixed income securities.

For the year ended February 29, 2020, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Agency Bond	$2,680,637
Government/Credit Bond	492,322
Intermediate Government/Credit Bond	1,603,492
MBS	51,996,974

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Notes to Financial Statements (continued)

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Agency Bond	$568,591,670	$21,987,556	$(452)	$21,987,104
Government/Credit Bond	216,573,635	11,122,233	(68,167)	11,054,066
Intermediate Government/Credit Bond	2,090,695,890	107,644,296	(10,763,322)	96,880,974
MBS	26,351,515,045	680,982,234	(416,877)	680,565,357

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits

N o t e s t o F i n a n c i a l S t a t e m e n t s	125

Notes to Financial Statements (continued)

supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 02/29/20		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
Agency Bond
Shares sold	2,250,000	$259,931,753	2,500,000	$278,457,419
Shares redeemed	(2,850,000)	(325,412,256)	(900,000)	(99,575,250)
Net increase(decrease)	(600,000)	$(65,480,503)	1,600,000	$178,882,169
Government/Credit Bond
Shares sold	3,450,000	$398,906,462	50,000	$5,573,390
Shares redeemed	(2,500,000)	(292,631,033)	(450,000)	(49,263,367)
Net increase(decrease)	950,000	$106,275,429	(400,000)	$(43,689,977)
Intermediate Government/Credit Bond
Shares sold	2,550,000	$286,637,180	6,200,000	$668,103,285
Shares redeemed	(3,900,000)	(431,202,027)	(3,550,000)	(383,349,442)
Net increase(decrease)	(1,350,000)	$(144,564,847)	2,650,000	$284,753,843
MBS
Shares sold	85,500,000	$9,225,449,721	51,600,000	$5,388,456,765
Shares redeemed	(16,700,000)	(1,802,605,067)	(17,100,000)	(1,768,034,318)
Net increase	68,800,000	$7,422,844,654	34,500,000	$3,620,422,447

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

126	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	127

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and
Shareholders of iShares Agency Bond ETF, iShares Government/Credit Bond ETF,
iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Agency Bond ETF, iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

128	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Important Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Interest-Related
iShares ETF	Dividends
Agency Bond	$12,426,712
Government/Credit Bond	5,111,204
Intermediate Government/Credit Bond	41,454,973
MBS	507,900,783

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 29, 2020:

Federal Obligation
iShares ETF	Interest
Agency Bond	$6,043,921
Government/Credit Bond	2,588,415
Intermediate Government/Credit Bond	24,460,929
MBS.	323,661

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended February 29, 2020:

iShares ETF	20% Rate Long-Term Capital Gain Dividends
Agency Bond	$9,136

N o t e s t o F i n a n c i a l S t a t e m e n t s	129

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Agency Bond ETF, iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF and iShares MBS ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Agency Bond(a)	$2.620461	$—	$0.008177	$2.628638	100%	—%	0	%(b)	100%
Government/Credit Bond(a)	3.025794	—	0.063973	3.089767	98	—	2		100
Intermediate Government/Credit Bond	2.572513	—	—	2.572513	100	—	—		100
MBS	2.954945	—	—	2.954945	100	—	—		100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results iShares Agency Bond ETF

iShares Agency Bond ETF
Period Covered: January 01, 2015 through December 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	5	0.40
Greater than 0.0% and Less than 0.5%	864	68.68
At NAV	41	3.26
Less than 0.0% and Greater than –0.5%.	347	27.58
	1,258	100.00%

S u p p l e m e n t a l I n f o r m a t i o n	131

Supplemental Information (unaudited) (continued)

iShares Government/Credit Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	4	0.32
Greater than 0.0% and Less than 0.5%	1,045	83.07
At NAV	40	3.18
Less than 0.0% and Greater than –0.5%	168	13.35
	1,258	100.00%

iShares Intermediate Government/Credit Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	1,066	84.74%
At NAV	56	4.45
Less than 0.0% and Greater than –0.5%	136	10.81
	1,258	100.00%

iShares MBS ETF

Period Covered: January 01, 2015 through December 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	820	65.18
At NAV	101	8.03
Less than 0.0% and Greater than –0.5%	336	26.71
	1,258	100.00%

132	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the "BlackRock Fixed-Income Complex") and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee

Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee

Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).

Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair(since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T r u s t e e a n d O f f i c e r I n f o r m a t i o n	133

Trustee and Officer Information (continued)

Independent Trustees (continued)

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee

John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).

Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years

Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).

Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).

Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

134	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.
●	\If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	135

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

STRIPS	Separate Trading of Registered Interest & Principal of Securities

136	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-205-0220

FEBRUARY 29, 2020

2020 Annual Report

iShares Trust

●	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

●	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

U.S. corporate bond performance was positive during the 12 months ended February 29, 2020 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned 18.16% and 5.54%, respectively, for the reporting period.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, corporate bonds advanced strongly, with returns of investment-grade bonds outpacing those of high-yield bonds throughout the reporting period. By the end of February 2020, both investment-grade bonds and high yield bonds came under pressure as investors anticipated a prolonged economic downturn due to the coronavirus. High-yield bonds showed particular weakness going into the risk-off sentiment toward the end of the reporting period, amid concerns that sharply slower economic growth could impact some companies’ creditworthiness, particularly in the energy sector.

Demand for U.S. corporate bonds was high, as global investors sought their relatively higher yields as compared to bond yields in other developed economies, which remained persistently low. Corporate bond issuance was robust for much of the reporting period, due to companies issuing debt to take advantage of historically low borrowing costs. High-yield issuance was particularly strong, as decreasing Treasury yields led many investors toward corporate debt, and companies used the increased demand to meet their financing needs. Issuance declined late in the reporting period, however, amid mounting concerns about the expected effect of the coronavirus and related economic disruptions on bond markets.

Among investment-grade bonds, all ratings categories performed comparably and advanced strongly during the reporting period. Within the high-yield category, however, higher-rated bonds posted stronger returns than lower-rated bonds, reflecting investor concerns about the expected impact of coronavirus-related economic disruption on creditworthiness.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF

Investment Objective

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.14%	4.01%	6.20%	5.14%	21.73%	82.57%
Fund Market	5.55	4.03	6.07	5.55	21.85	80.33
Index	5.54	4.58	6.59	5.54	25.09	89.39

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,008.50	$2.45		$1,000.00	$1,022.40	$2.46		0.49%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

4	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY			ALLOCATION BY MATURITY
	Percent of			Percent of
Moody’s Credit Rating*	Total Investments	(a)	Maturity	Total Investments	(a)
Baa	0.5%		0-1 Year	0.2%
Ba	46.3		1-5 Years	38.4
B	39.5		5-10 Years	58.8
Caa	11.4		10-15 Years	1.8
Ca	0.7		More than 20 Years	0.8
C	0.2
Not Rated	1.4

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Investment Objective

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	18.03%	5.21%	6.20%	18.03%	28.88%	82.46%
Fund Market	17.93	5.14	6.16	17.93	28.47	81.76
Index	18.16	5.42	6.38	18.16	30.22	85.58

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,044.10	$0.71		$1,000.00	$1,024.20	$0.70		0.14%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

6	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Portfolio Information

ALLOCATION BY CREDIT QUALITY			ALLOCATION BY MATURITY
	Percent of			Percent of
Moody’s Credit Rating*	Total Investments	(a)	Maturity	Total Investments	(a)
Aaa	3.0%		1-5 Years	16.2%
Aa	7.3		5-10 Years	39.8
A	40.6		10-15 Years	3.9
Baa	44.8		15-20 Years	10.6
Ba	3.6		More than 20 Years	29.5
Not Rated	0.7

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds and investments sold short.

F u n d S u m m a r y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes
Advertising — 0.5%
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	$3,850	$3,838,450
4.00%, 02/15/30 (Call 02/15/25)(a)	2,695	2,695,000
5.00%, 05/01/23 (Call 05/01/20)	8,472	8,535,540
5.75%, 02/01/26 (Call 02/01/21)(b)	14,590	15,210,075
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)	7,246	7,278,752
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	9,833	10,140,281
5.63%, 02/15/24 (Call 02/15/21)(b)	6,289	6,401,686
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	16,084	15,963,370
		70,063,154
Aerospace & Defense — 2.8%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	18,269	19,628,214
5.40%, 04/15/21 (Call 01/15/21)	17,065	17,335,758
5.87%, 02/23/22(b)	7,659	8,068,278
Bombardier Inc.
5.75%, 03/15/22(a)(b)	5,969	6,103,951
6.00%, 10/15/22 (Call 04/15/20)(a)(b)	17,708	17,398,110
6.13%, 01/15/23(a)(b)	19,244	19,485,091
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	14,353	14,532,413
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	22,291	22,012,362
7.88%, 04/15/27 (Call 04/15/22)(a)	30,167	29,940,747
8.75%, 12/01/21(a)(b)	14,179	15,175,950
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	9,401	9,196,716
5.38%, 05/01/26 (Call 05/01/21)(a)(b)	6,608	6,756,680
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	14,907	16,014,441
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)(b)	40,376	40,325,530
6.25%, 03/15/26 (Call 03/15/22)(a)	62,470	66,296,287
6.38%, 06/15/26 (Call 06/15/21)(b)	12,539	12,868,149
6.50%, 07/15/24 (Call 07/15/20)(b)	16,304	16,670,840
6.50%, 05/15/25 (Call 05/15/20)(b)	10,558	10,854,944
7.50%, 03/15/27 (Call 03/15/22)	6,744	7,098,060
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(b)	6,719	7,054,950
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/20)(a)(b)	5,985	6,216,919
7.75%, 08/15/25 (Call 08/15/20)(b)	8,382	8,298,180
		377,332,570
Agriculture — 0.4%
JBS Investments GmbH, 6.25%, 02/05/23 (Call 02/05/21)(a)	6,595	6,657,653
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/30/22)(a)	10,330	10,794,850
7.00%, 01/15/26 (Call 01/15/22)(a)(b)	15,281	16,312,467
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/21)(a)	12,751	12,313,003
10.50%, 11/01/26 (Call 11/01/21)(a)	9,206	9,182,985
		55,260,958
Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(a)(b)	4,475	4,692,843
American Airlines Group Inc.
3.75%, 03/01/25(a)	9,655	8,858,463
5.00%, 06/01/22(a)(b)	8,765	8,809,219
Security	Par (000)	Value

Airlines (continued)
United Airlines Holdings Inc., 4.25%, 10/01/22(b)	$5,078	$5,078,000
		27,438,525
Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)	12,563	13,128,335
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	13,128	13,751,580
		26,879,915
Auto Manufacturers — 0.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	5,319	5,458,624
5.00%, 10/01/24 (Call 10/01/20)(a)(b)	13,535	13,682,667
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,527	8,157,386
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(b)	23,480	24,648,952
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	7,858	6,506,806
5.63%, 02/01/23 (Call 02/01/21)(a)(b)	7,097	6,890,534
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	15,500	16,081,250
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	27,367	27,024,912
		108,451,131
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	14,359	12,384,586
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(a)(b)	9,563	9,945,582
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(b)	10,067	9,801,614
6.25%, 03/15/26 (Call 03/15/21)(b)	5,681	5,443,818
6.50%, 04/01/27 (Call 04/01/22)	8,090	7,766,400
6.63%, 10/15/22 (Call 10/15/20)	4,019	4,054,166
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	4,962	5,105,495
Dana Inc., 5.50%, 12/15/24 (Call 12/15/20)(b)	5,373	5,503,967
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	12,239	11,839,274
5.00%, 05/31/26 (Call 05/31/21)(b)	11,528	11,344,273
5.13%, 11/15/23 (Call 11/15/20)(b)	14,148	14,096,439
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(a)	13,190	13,616,191
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	30,043	30,520,870
		141,422,675
Banks — 1.2%
CIT Group Inc.
4.13%, 03/09/21 (Call 02/09/21)	6,854	6,914,635
4.75%, 02/16/24 (Call 11/16/23)	7,352	7,811,500
5.00%, 08/15/22	17,551	18,383,664
5.00%, 08/01/23(b)	10,681	11,371,927
5.25%, 03/07/25 (Call 12/07/24)(b)	7,020	7,704,450
6.13%, 03/09/28(b)	6,303	7,563,600
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(b)(c)	23,284	22,458,119
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(c)	15,182	14,462,285
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(b)(c)(d)	8,294	8,193,781
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	5,730	5,393,363
8.25%, 04/15/25 (Call 04/15/21)(a)	11,037	10,693,289
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	31,659	33,186,249
		154,136,862

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.6%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	$5,470	$5,472,626
6.75%, 06/01/27 (Call 06/01/22)(a)(b)	474	510,735
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(a)	8,720	8,798,436
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	16,370	16,847,857
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	5,467	5,651,511
5.38%, 11/15/24 (Call 11/15/20)(a)	14,558	14,827,869
5.50%, 02/15/23 (Call 02/15/21)(a)(b)	473	478,912
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	14,748	15,411,660
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/20)	9,440	9,522,600
		77,522,206
Chemicals — 1.4%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(b)	2,385	2,492,325
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	9,523	10,073,632
10.00%, 10/15/25 (Call 10/15/20)	7,916	8,587,673
CF Industries Inc., 3.45%, 06/01/23(b)	8,851	8,961,638
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(b)	7,269	6,277,827
6.63%, 05/15/23 (Call 05/15/20)	14,546	14,068,891
7.00%, 05/15/25 (Call 05/15/20)(b)	10,682	9,960,965
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	14,334	13,738,243
5.00%, 05/01/25 (Call 01/31/25)(a)	7,479	7,304,926
5.25%, 08/01/23 (Call 08/01/20)(a)	6,399	6,462,990
5.25%, 06/01/27 (Call 03/03/27)(a)	16,877	16,328,498
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)(b)	10,865	10,989,494
6.63%, 04/15/23 (Call 04/15/20)(a)(b)	7,381	7,577,707
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	7,519	7,293,430
5.13%, 09/15/27 (Call 03/15/22)(b)	6,404	6,546,089
5.63%, 08/01/29 (Call 08/01/24)(b)	12,915	13,108,725
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	5,752	5,456,395
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	8,924	8,544,730
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(a)	9,285	9,157,331
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)(b)	9,772	10,028,515
		182,960,024
Coal — 0.0%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/20)(a)	67	57,117
6.38%, 03/31/25 (Call 03/31/20)(a)	91	62,763
		119,880
Commercial Services — 4.2%
ADT Security Corp. (The)
3.50%, 07/15/22(b)	13,327	13,320,744
4.13%, 06/15/23(b)	11,584	11,795,408
6.25%, 10/15/21(b)	13,185	13,774,128

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	22,334	23,422,782
9.75%, 07/15/27 (Call 07/15/22)(a)	15,313	16,336,164
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	3,910	3,787,813
7.63%, 09/01/23 (Call 09/01/20)(b)	9,185	8,748,713
7.88%, 12/01/22 (Call 12/01/20)	17,406	17,619,224
Security	Par (000)	Value

Commercial Services (continued)
8.75%, 12/01/20 (Call 03/13/20)	$264	$264,469
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)(b)	6,219	6,219,000
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(a)	8,450	8,344,375
GW B-CR Security Corp., 9.50%, 11/01/27 (Call 11/01/22)(a)(b)	7,500	7,931,250
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	17,793	18,469,490
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/20)(a)(b)	11,636	11,191,578
6.00%, 01/15/28 (Call 01/15/23)(a)(b)	14,817	13,724,246
6.25%, 10/15/22 (Call 10/15/20)	6,008	5,870,947
7.13%, 08/01/26 (Call 08/01/22)(a)(b)	7,149	7,078,868
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/20)(a)(b)	20,134	20,762,181
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/20)(a)(b)	24,611	22,893,644
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/25 (Call 02/01/21)(a)(b)	7,518	7,499,205
5.50%, 10/01/21 (Call 03/30/20)(a)	7,851	7,836,279
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/20)(a)(b)	35,417	35,339,083
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)(b)	11,869	12,251,033
5.75%, 04/15/26(a)(b)	19,070	19,832,800
6.25%, 01/15/28 (Call 01/15/23)(a)	21,688	21,043,866
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	18,130	19,489,750
8.25%, 11/15/26 (Call 11/15/21)(a)	21,871	24,085,439
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(b)	7,518	7,836,168
5.13%, 06/01/29 (Call 06/01/24)(b)	10,907	11,793,194
5.38%, 05/15/24 (Call 05/15/20)(b)	10,647	10,846,631
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/20)(a)	10,085	10,400,156
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22).	11,250	11,348,438
4.00%, 07/15/30 (Call 07/15/25)	12,415	12,118,902
4.63%, 10/15/25 (Call 10/15/20)	10,907	11,084,239
4.88%, 01/15/28 (Call 01/15/23)(b)	24,609	25,394,027
5.25%, 01/15/30 (Call 01/15/25)(b)	10,872	11,489,722
5.50%, 07/15/25 (Call 07/15/20)	10,478	10,829,602
5.50%, 05/15/27 (Call 05/15/22)(b)	13,324	13,923,580
5.88%, 09/15/26 (Call 09/15/21)(b)	14,456	15,251,080
6.50%, 12/15/26 (Call 12/15/21)	14,887	15,916,685
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)(b)	18,227	19,867,430
		567,032,333
Computers — 1.4%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	22,936	23,057,847
Dell Inc., 4.63%, 04/01/21	4,375	4,419,844
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/20)(a)	13,872	13,958,700
7.13%, 06/15/24 (Call 06/15/20)(a)(b)	24,832	26,011,520
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	15,162	15,224,543

10	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	$14,676	$4,768,111
NCR Corp.
5.00%, 07/15/22 (Call 07/15/20)(b)	7,581	7,618,905
5.75%, 09/01/27 (Call 09/01/22)(a)	6,747	7,106,502
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	7,501	8,140,835
6.38%, 12/15/23 (Call 12/15/20)(b)	9,141	9,311,242
Vericast Corp.
8.38%, 08/15/22 (Call 02/15/21)(a)	14,730	12,281,138
9.25%, 03/01/21 (Call 03/01/20)(a)(b)	12,271	12,166,185
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	36,088	37,260,860
		181,326,232
Cosmetics & Personal Care — 0.2%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)(b)	5,303	5,437,000
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/20)(a)(b)	5,471	5,603,190
Avon Products Inc., 7.00%, 03/15/23	7,276	7,785,320
Edgewell Personal Care Co.
4.70%, 05/19/21(b)	6,469	6,566,035
4.70%, 05/24/22(b)	6,589	6,739,756
		32,131,301
Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	11,297	11,028,696
5.88%, 05/15/26 (Call 05/15/21)(a)(b)	7,967	8,255,804
Anixter Inc., 5.13%, 10/01/21	3,857	4,010,748
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	16,559	17,469,745
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	8,245	8,040,524
9.00%, 11/15/26 (Call 11/15/22)(a)	13,059	13,026,352
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	8,645	9,110,017
		70,941,886
Diversified Financial Services — 2.6%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	11,324	11,493,860
Ally Financial Inc.
5.13%, 09/30/24	354	391,549
5.75%, 11/20/25 (Call 10/20/25)(b)	14,012	15,769,197
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)	4,930	5,129,345
6.63%, 03/15/26 (Call 03/15/22)(a)	5,662	5,952,192
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	6,412	6,486,828
5.75%, 09/15/25 (Call 03/15/20)(a)(b)	2,140	2,222,256
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	10,105	10,265,467
8.13%, 07/15/23 (Call 07/15/20)(a)	14,039	14,645,935
9.13%, 07/15/26 (Call 07/15/21)(a)	9,913	10,727,766
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)(b)	11,841	11,467,416
5.50%, 01/25/23	15,686	16,097,758
5.88%, 10/25/24(b)	7,424	7,618,954
6.13%, 03/25/24(b)	12,541	12,981,189
6.50%, 06/15/22	14,688	15,348,960
6.75%, 06/25/25(b)	7,580	8,067,963
6.75%, 06/15/26(b)	7,806	8,277,326
Security	Par (000)	Value

Diversified Financial Services (continued)
7.25%, 01/25/22(b)	$11,438	$12,067,090
7.25%, 09/25/23(b)	7,718	8,345,088
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(b)	14,494	14,965,055
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	18,203	18,680,829
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)(b)	11,144	11,394,740
5.63%, 03/15/23	12,357	12,982,573
6.13%, 05/15/22(b)	14,625	15,487,205
6.13%, 03/15/24 (Call 09/15/23)(b)	18,051	19,053,237
6.63%, 01/15/28 (Call 07/15/27)(b)	11,941	13,110,223
6.88%, 03/15/25(b)	18,672	20,612,954
7.13%, 03/15/26(b)	24,237	26,903,070
7.75%, 10/01/21	7,509	8,013,434
8.25%, 12/15/20	492	511,688
		345,071,147
Electric — 2.5%
AES Corp./VA
4.00%, 03/15/21	9,169	9,214,845
4.50%, 03/15/23 (Call 03/15/20)(b)	7,937	7,921,126
4.88%, 05/15/23 (Call 05/15/20)(b)	9,803	9,747,858
5.13%, 09/01/27 (Call 09/01/22)(b)	8,955	9,302,006
5.50%, 04/15/25 (Call 04/15/20)(b)	9,010	9,216,509
6.00%, 05/15/26 (Call 05/15/21)(b)	11,136	11,567,680
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	17,430	16,690,724
5.13%, 03/15/28 (Call 03/15/23)(a)	22,195	20,929,308
5.25%, 06/01/26 (Call 06/01/21)(a)	18,799	18,953,505
5.50%, 02/01/24 (Call 02/01/21)(b)	7,482	7,449,266
5.75%, 01/15/25 (Call 10/15/20)(b)	17,704	17,740,293
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	8,645	8,850,319
5.75%, 10/15/25 (Call 10/15/21)(b)	7,991	8,250,708
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	7,731	7,801,159
4.25%, 07/15/24 (Call 04/15/24)(a)	9,898	10,098,435
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	8,293	8,369,296
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	8,030	8,372,560
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	11,204	11,568,130
5.75%, 01/15/28 (Call 01/15/23)(b)	11,382	11,794,598
6.63%, 01/15/27 (Call 07/15/21)(b)	18,191	18,966,300
7.25%, 05/15/26 (Call 05/15/21)(b)	15,681	16,602,259
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	8,965	6,876,155
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	4,871	4,688,198
7.25%, 05/15/27 (Call 05/15/22)(a)(b)	11,105	11,118,881
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	11,308	9,876,831
Vistra Energy Corp., 5.88%, 06/01/23 (Call 06/01/20)	6,232	6,285,221
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	20,284	20,538,225
5.50%, 09/01/26 (Call 09/01/21)(a)	13,351	13,542,921
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	17,709	18,151,725
		340,485,041
Electrical Components & Equipment — 0.2%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	6,905	7,055,934
6.38%, 07/15/26 (Call 07/15/21)(a)(b)	7,285	7,556,730

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	$8,680	$9,439,500
		24,052,164
Electronics — 0.2%
Sensata Technologies BV
4.88%, 10/15/23(a)	7,470	7,936,875
5.00%, 10/01/25(a)	10,303	10,869,665
5.63%, 11/01/24(a)(b)	5,959	6,480,413
Sensata Technologies Inc., 4.38%, 02/15/30(a)	6,502	6,468,623
		31,755,576
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)	5,235	5,333,156
4.75%, 01/15/30 (Call 01/15/25)(a)	10,941	11,310,259
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	10,635	11,459,213
		28,102,628
Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)	15,286	16,050,300
5.88%, 10/15/24 (Call 07/15/24)(b)	11,782	12,858,698
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	15,326	14,885,378
		43,794,376
Entertainment — 2.1%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(b)	9,046	7,372,490
5.88%, 11/15/26 (Call 11/15/21)(b)	9,076	7,255,127
6.13%, 05/15/27 (Call 05/15/22)(b)	7,654	6,052,439
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	26,860	26,658,550
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)(b)	7,570	7,570,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 04/15/22)(b)	7,103	7,253,939
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	6,489	6,489,000
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	8,913	9,244,564
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/20)(b)	9,139	9,104,729
5.13%, 12/15/22 (Call 12/15/20)(b)	5,063	5,088,315
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)(b)	12,820	13,396,900
6.00%, 09/15/26 (Call 09/15/21)	8,429	9,139,446
International Game Technology PLC
6.25%, 02/15/22 (Call 08/15/21)(a)	22,658	23,323,465
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	10,649	11,617,127
6.50%, 02/15/25 (Call 08/15/24)(a)	17,476	18,939,615
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/20)(a)(b)	7,813	7,576,266
6.38%, 02/01/24 (Call 02/01/21)(a)(b)	8,130	8,015,855
Live Nation Entertainment Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)(b)	13,908	13,977,540
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	16,868	16,910,170
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	10,697	10,429,575
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	8,973	8,703,810
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	15,969	16,403,357
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/20)(a)	13,727	13,624,047
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	8,176	7,887,387
Security	Par (000)	Value

Entertainment (continued)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	$14,059	$15,113,425
		287,147,138
Environmental Control — 0.4%
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/20)	5,507	5,579,279
5.88%, 07/01/25 (Call 07/01/20)(b)	6,343	6,509,504
6.00%, 01/01/27 (Call 01/01/22)(b)	6,221	6,296,170
GFL Environmental Inc.
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	7,080	7,327,800
5.38%, 03/01/23 (Call 03/01/20)(a)	6,500	6,645,031
7.00%, 06/01/26 (Call 06/01/21)(a)(b)	9,568	10,058,360
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	8,244	8,942,267
		51,358,411
Food — 2.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	7,535	7,519,779
4.63%, 01/15/27 (Call 01/15/22)(a)(b)	17,448	17,208,090
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	15,495	15,521,633
5.75%, 03/15/25 (Call 09/15/20)	25,280	26,196,400
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	11,750	12,241,150
6.63%, 06/15/24 (Call 06/15/20)	18,843	19,421,636
7.50%, 03/15/26 (Call 03/15/22)(a)(b)	11,403	12,628,823
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/20)(b)	12,551	12,411,408
5.25%, 09/15/27 (Call 03/01/22)(b)	8,757	8,559,968
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)(b)	15,866	16,282,482
5.88%, 07/15/24 (Call 07/15/20)(a)	12,299	12,540,053
6.75%, 02/15/28 (Call 02/15/23)(a)(b)	12,694	13,779,337
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	18,489	19,598,340
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	20,834	22,650,725
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	12,088	12,571,520
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	10,708	11,109,550
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)(b)	14,821	15,070,993
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	12,856	13,338,100
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	10,950	10,781,918
5.00%, 08/15/26 (Call 08/15/21)(a)	26,780	27,288,820
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	20,169	20,999,660
5.50%, 12/15/29 (Call 12/15/24)(a)	15,052	15,616,450
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	13,791	14,340,985
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	23,246	24,202,805
		381,880,625
Food Service — 0.2%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(b)	5,147	5,303,366
5.00%, 04/01/25 (Call 04/01/20)(a)(b)	8,626	8,901,853
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	17,272	18,049,240
		32,254,459
Forest Products & Paper — 0.1%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)(b)	8,186	8,288,325

12	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	$9,332	$9,518,827
5.63%, 05/20/24 (Call 03/20/24)	10,069	10,468,739
5.75%, 05/20/27 (Call 02/20/27)(b)	8,949	9,358,864
5.88%, 08/20/26 (Call 05/20/26)(b)	10,732	11,208,429
		40,554,859
Hand & Machine Tools — 0.1%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)(b)	6,747	6,988,070
6.38%, 02/15/26 (Call 02/15/22)(a)(b)	6,073	6,438,329
		13,426,399
Health Care - Products — 0.6%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	21,728	22,868,720
9.00%, 10/01/25 (Call 10/01/20)(a)	31,811	34,753,518
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(b)	13,509	13,769,363
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	4,814	5,028,123
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 03/30/20)(a)(b)	2,947	2,924,013
		79,343,737
Health Care - Services — 8.0%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 02/15/21)	8,475	8,538,563
Centene Corp.
3.38%, 02/15/30 (Call 02/15/25)(a)	16,665	16,631,337
4.25%, 12/15/27 (Call 12/15/22)(a)	31,741	32,732,906
4.63%, 12/15/29 (Call 12/15/24)(a)	52,404	56,074,900
4.75%, 05/15/22 (Call 05/15/20)	20,334	20,576,991
4.75%, 01/15/25 (Call 01/15/21)(b)	22,883	23,461,940
4.75%, 01/15/25 (Call 01/15/21)(a)	3,059	3,136,393
5.25%, 04/01/25 (Call 04/01/20)(a)(b)	25,937	26,812,374
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	39,029	41,089,731
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	15,033	15,859,815
6.13%, 02/15/24 (Call 02/15/21)	13,759	14,181,401
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	7,222	7,357,413
5.50%, 04/01/26 (Call 04/01/21)(a)(b)	7,041	7,426,988
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/20)(b)	46,052	45,807,924
6.63%, 02/15/25 (Call 02/15/22)(a)	12,316	12,545,847
6.88%, 04/01/28 (Call 04/01/23)(a)	36,731	20,934,947
8.00%, 03/15/26 (Call 03/15/22)(a)	29,587	30,569,288
8.00%, 12/15/27 (Call 12/15/22)(a)	14,808	15,138,095
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	18,377	16,909,688
8.63%, 01/15/24 (Call 01/15/21)(a)	14,526	15,184,729
9.88%, 06/30/23 (Call 06/30/20)(a)(e)	25,390	24,160,108
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(b)	21,361	21,724,137
5.13%, 07/15/24 (Call 07/15/20)(b)	26,797	27,131,963
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	7,076	7,174,003
4.75%, 02/01/30 (Call 02/01/25)(b)	7,323	7,577,474
5.75%, 11/01/24 (Call 11/01/20)	9,027	9,110,500
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 10/15/21)(a)(b)	18,184	9,682,980
HCA Healthcare Inc., 6.25%, 02/15/21	13,587	14,101,268

Security	Par (000)	Value

Health Care - Services (continued)
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	$31,875	$31,234,312
5.38%, 02/01/25	42,504	46,988,172
5.38%, 09/01/26 (Call 03/01/26)(b)	16,007	17,788,049
5.63%, 09/01/28 (Call 03/01/28)(b)	22,689	25,719,456
5.88%, 05/01/23(b)	19,758	21,609,943
5.88%, 02/15/26 (Call 08/15/25)(b)	24,071	27,200,230
5.88%, 02/01/29 (Call 08/01/28)	14,719	17,037,243
7.50%, 02/15/22	38,884	42,925,992
LifePoint Health Inc., 4.38%, 02/15/27 (Call 02/15/22)(a)	3,930	3,876,388
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/20)(a)(b)	10,500	10,270,418
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	15,253	14,681,013
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(b)	9,520	9,929,646
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	23,831	25,504,134
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	16,437	17,537,457
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)	28,221	28,573,762
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	8,296	8,430,810
4.88%, 01/01/26 (Call 03/01/22)(a)(b)	32,089	32,690,669
5.13%, 05/01/25 (Call 05/01/20)(b)	20,288	20,440,160
5.13%, 11/01/27 (Call 11/01/22)(a).	22,942	23,831,003
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	21,423	22,494,150
6.75%, 06/15/23(b)	28,203	30,273,334
7.00%, 08/01/25 (Call 08/01/20)(b)	5,903	6,077,630
8.13%, 04/01/22(b)	41,928	45,426,892
		1,082,174,566
Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)(a)(b)	14,240	14,524,800
5.25%, 05/15/27 (Call 11/15/26)(a)(b)	16,018	16,098,090
6.25%, 02/01/22 (Call 02/01/21)(b)	16,492	16,774,343
6.25%, 05/15/26 (Call 05/15/22)	19,596	20,112,551
6.38%, 12/15/25 (Call 12/15/20)(b)	11,569	11,975,753
6.75%, 02/01/24 (Call 02/01/21)	6,529	6,773,838
		86,259,375
Home Builders — 1.6%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	7,380	7,345,314
6.13%, 07/01/22 (Call 07/01/20)(a)	8,596	8,719,353
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	7,198	7,413,940
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	5,666	6,013,042
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	8,254	8,450,032
4.50%, 04/30/24 (Call 01/30/24)(b)	9,112	9,704,280
4.75%, 04/01/21 (Call 02/01/21)	5,534	5,623,928
4.75%, 11/15/22 (Call 08/15/22)(b)	7,508	7,864,630
4.75%, 05/30/25 (Call 02/28/25)(b)	6,229	6,710,502
4.75%, 11/29/27 (Call 05/29/27)(b)	15,501	17,056,835
4.88%, 12/15/23 (Call 09/15/23)	5,206	5,563,913
5.88%, 11/15/24 (Call 05/15/24)(b)	5,649	6,305,696
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	6,145	5,961,695
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	7,000	7,296,450

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
6.50%, 10/01/25 (Call 10/01/20)(a)(b)	$8,179	$8,798,886
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	5,530	6,228,162
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	4,922	4,983,525
5.00%, 01/15/27 (Call 10/15/26)	8,275	9,108,921
5.50%, 03/01/26 (Call 12/01/25)(b)	11,855	13,067,026
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	5,792	6,390,053
5.88%, 01/31/25 (Call 01/31/21)(a)	10,367	10,619,747
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	7,206	8,070,977
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(b)	7,450	7,532,775
4.35%, 02/15/28 (Call 11/15/27)(b)	5,888	6,216,079
4.38%, 04/15/23 (Call 01/15/23)(b)	5,076	5,305,898
4.88%, 03/15/27 (Call 12/15/26)(b)	6,090	6,643,825
5.88%, 02/15/22 (Call 11/15/21)	4,441	4,668,498
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	5,623	6,093,926
		213,757,908
Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(b)	8,039	8,410,804
5.63%, 10/15/23 (Call 10/15/20)(b)	4,556	4,642,287
		13,053,091
Household Products & Wares — 0.2%
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	6,075	6,272,438
6.38%, 03/01/24 (Call 03/01/20)(a)(b)	9,696	10,011,120
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)(b)	14,179	14,568,922
		30,852,480
Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	14,780	14,356,553
8.13%, 02/15/24 (Call 02/15/21)(a)(b)	12,445	13,191,700
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	5,733	6,191,640
Genworth Holdings Inc., 7.63%, 09/24/21	7,956	8,173,915
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	20,038	20,313,522
		62,227,330
Internet — 2.7%
Match Group Inc.
4.13%, 08/01/30 (Call 05/01/25)(a)	8,350	8,183,000
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	5,922	6,174,385
6.38%, 06/01/24 (Call 06/01/20)	4,744	4,914,547
Netflix Inc.
4.38%, 11/15/26(b)	14,074	14,732,624
4.88%, 04/15/28(b)	23,553	24,795,656
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	16,419	17,189,325
5.38%, 02/01/21	3,030	3,090,600
5.38%, 11/15/29(a)(b)	13,472	14,623,385
5.50%, 02/15/22	9,694	10,147,679
5.75%, 03/01/24(b)	5,307	5,836,795
5.88%, 02/15/25(b)	10,992	12,246,874
5.88%, 11/15/28(b)	27,545	30,934,412
6.38%, 05/15/29	11,457	13,148,053
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(b)	4,801	4,881,108
Security	Par (000)	Value

Internet (continued)
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	$15,999	$16,142,991
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	12,517	11,892,777
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)	7,148	7,458,864
7.50%, 09/15/27 (Call 09/15/22)(a)	18,295	19,072,538
8.00%, 11/01/26 (Call 11/01/21)(a)	21,677	22,571,176
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/20)(b)	9,414	9,495,431
4.75%, 07/15/27 (Call 07/15/22)(b)	7,538	7,852,184
5.25%, 04/01/25 (Call 01/01/25)(b)	6,817	7,389,628
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(a)	36,269	37,039,716
6.00%, 04/01/23 (Call 04/01/20)	28,563	29,143,186
6.38%, 05/15/25 (Call 05/15/20)	18,838	19,279,516
		358,236,450
Iron & Steel — 0.4%
AK Steel Corp., 7.63%, 10/01/21 (Call 03/30/20)(b)	4,464	4,471,971
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	8,363	8,865,365
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)(b)	4,680	4,485,488
5.75%, 03/01/25 (Call 03/01/20)(b)	10,327	9,405,315
5.88%, 06/01/27 (Call 06/01/22)(a)(b)	10,536	8,871,523
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	10,467	8,465,186
6.88%, 08/15/25 (Call 08/15/20)(b)	11,002	9,502,978
		54,067,826
Leisure Time — 0.2%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(a).	5,619	5,620,124
5.38%, 04/15/23 (Call 04/15/20)(a)(b)	7,668	7,668,000
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)(b)	12,369	11,023,871
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	9,333	8,353,035
		32,665,030
Lodging — 2.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)(b)	15,225	15,074,729
6.00%, 08/15/26 (Call 08/15/21)(b)	9,448	9,764,004
6.38%, 04/01/26 (Call 04/01/21)(b)	11,270	11,793,368
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(a)(b)	7,450	7,450,000
10.75%, 09/01/24 (Call 09/01/20)(a)(b)	9,123	9,157,211
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)	14,417	14,489,085
4.88%, 01/15/30 (Call 01/15/25)(b)	15,146	15,695,043
5.13%, 05/01/26 (Call 05/01/21)(b)	23,100	23,713,305
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(b)	11,433	11,475,874
4.88%, 04/01/27 (Call 04/01/22)(b)	8,431	8,622,015
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)(b).	8,593	9,226,734
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	8,922	9,346,555
5.50%, 04/15/27 (Call 01/15/27)	18,306	19,884,892
5.75%, 06/15/25 (Call 03/15/25)(b)	18,320	20,197,479
6.00%, 03/15/23(b)	17,401	18,757,789

14	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
7.75%, 03/15/22	$12,942	$14,139,135
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(a)	8,175	7,776,469
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	6,279	6,267,698
4.25%, 03/01/22 (Call 12/01/21)	7,178	7,151,083
5.75%, 04/01/27 (Call 01/01/27)	7,376	7,797,907
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	6,309	6,324,773
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	12,008	11,647,760
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	29,849	29,289,331
		295,042,239
Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	9,320	8,854,000
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/20)(a)	17,027	18,205,030
		27,059,030
Manufacturing — 0.2%
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%, 11/15/26 (Call 11/15/22)(a)(b)	12,342	12,619,695
FXI Holdings Inc., 7.88%, 11/01/24 (Call 11/01/20)(a)	8,099	7,618,122
		20,237,817
Media — 11.5%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	19,048	18,517,513
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	39,905	42,448,944
Altice Luxembourg SA, 7.63%, 02/15/25 (Call 02/15/21)(a)(b)	12,335	12,811,769
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/20)	12,295	12,379,528
4.75%, 08/01/25 (Call 08/01/21)(b)	10,513	10,478,307
5.00%, 04/01/24 (Call 04/01/20)(b)	15,444	15,540,525
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/20)(a)(b)	6,386	6,431,979
4.50%, 08/15/30 (Call 02/15/25)(a)	11,285	11,422,522
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	57,588	59,092,964
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	36,341	37,794,640
5.13%, 02/15/23 (Call 02/15/21)	17,986	18,118,197
5.13%, 05/01/23 (Call 05/01/20)(a)(b)	17,130	17,373,246
5.13%, 05/01/27 (Call 05/01/22)(a)(b)	51,174	53,220,960
5.25%, 09/30/22 (Call 09/30/20)	17,920	18,116,224
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	10,109	10,388,008
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	22,118	23,555,670
5.50%, 05/01/26 (Call 05/01/21)(a)	22,667	23,602,014
5.75%, 09/01/23 (Call 03/01/20)(b)	9,120	9,206,640
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	38,225	39,742,532
5.88%, 04/01/24 (Call 04/01/20)(a)	25,999	26,706,173
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	11,539	12,029,408
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	17,878	17,895,419
9.25%, 02/15/24 (Call 02/15/21)(a)(b)	29,665	31,519,062
CSC Holdings LLC
5.25%, 06/01/24(b)	11,508	12,450,978
5.38%, 07/15/23 (Call 07/15/20)(a)	14,835	15,145,793
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	13,734	14,339,308
5.50%, 05/15/26 (Call 05/15/21)(a)	20,705	21,455,556
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	19,193	20,188,637
5.75%, 01/15/30 (Call 01/15/25)(a)	34,176	36,271,987
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	26,085	28,986,956

Security	Par (000)	Value

Media (continued)
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	$11,781	$12,355,324
6.75%, 11/15/21(b)	16,035	17,030,509
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	14,917	16,705,474
7.75%, 07/15/25 (Call 07/15/20)(a)(b)	8,814	9,273,981
10.88%, 10/15/25 (Call 10/15/20)(a)	26,228	28,777,362
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	46,006	42,325,520
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	27,302	21,930,525
DISH DBS Corp.
5.00%, 03/15/23(b)	22,607	23,115,657
5.88%, 07/15/22	29,363	30,638,822
5.88%, 11/15/24(b)	29,539	30,316,910
6.75%, 06/01/21	31,678	32,882,081
7.75%, 07/01/26(b)	30,692	32,978,554
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/20)(a)(b)	6,464	6,625,600
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	9,690	9,980,700
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	12,209	13,224,667
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	6,722	6,688,390
5.25%, 08/15/27 (Call 08/15/22)(a)	10,349	10,698,279
6.38%, 05/01/26 (Call 05/01/22)	14,040	15,110,550
8.38%, 05/01/27 (Call 05/01/22)(b)	22,858	24,794,073
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	19,186	20,140,503
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	20,588	20,742,410
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	11,696	12,029,336
5.63%, 07/15/27 (Call 07/15/22)(a)	26,506	27,466,842
Quebecor Media Inc., 5.75%, 01/15/23(b)	12,153	12,968,543
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	5,645	5,558,632
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	7,558	7,461,636
5.63%, 08/01/24 (Call 08/01/20)(a)(b)	11,170	11,390,608
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)	13,557	13,689,436
4.63%, 05/15/23 (Call 05/15/20)(a)	6,510	6,561,429
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	22,985	23,700,983
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	22,761	23,788,204
5.38%, 04/15/25 (Call 04/15/20)(a)	13,043	13,417,986
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	13,023	13,495,084
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	18,862	20,223,836
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)(b)	15,165	14,703,226
5.00%, 09/15/29 (Call 09/15/24)(a)(b)	16,777	16,567,288
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(a).	14,500	15,315,625
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/20)(a)(b)	18,695	18,190,235
5.13%, 02/15/25 (Call 02/15/21)(a)(b)	23,085	21,775,707
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)	7,661	7,773,770
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(b)(c)	10,422	10,579,789
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	10,572	11,232,750
Videotron Ltd.
5.00%, 07/15/22	9,966	10,298,615
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	8,188	8,583,890
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	8,590	9,296,012

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Virgin Media Finance PLC, 6.00%, 10/15/24 (Call 10/15/20)(a)(b)	$6,450	$6,598,746
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	11,924	12,263,148
5.50%, 05/15/29 (Call 05/15/24)(a)	20,547	21,009,307
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	2,145	2,135,004
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	13,695	14,431,106
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	7,868	8,140,437
5.50%, 01/15/27 (Call 01/15/22)(a)	38,459	40,206,119
		1,544,420,679
Mining — 1.9%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	7,371	7,573,703
6.75%, 09/30/24 (Call 09/30/20)(a)(b)	10,874	11,159,443
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	6,116	6,467,670
Constellium SE
5.75%, 05/15/24 (Call 05/15/20)(a)	8,702	8,885,395
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	8,793	8,935,886
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	11,026	11,232,737
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,254	8,999,515
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	11,533	11,720,411
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	8,443	8,706,844
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	11,189	11,552,642
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	34,394	34,786,092
3.88%, 03/15/23 (Call 12/15/22)	33,174	33,427,781
4.13%, 03/01/28 (Call 03/01/23)	8,650	8,196,740
4.25%, 03/01/30 (Call 03/01/25)	8,650	8,132,730
4.55%, 11/14/24 (Call 08/14/24)(b)	15,384	15,576,300
5.00%, 09/01/27 (Call 09/01/22)(b)	6,637	6,535,454
5.25%, 09/01/29 (Call 09/01/24)(b)	6,982	7,016,910
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	23,031	22,627,957
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	28,687	29,726,904
		261,261,114
Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (Call 10/01/22)	8,013	8,156,558
5.00%, 09/01/25 (Call 03/01/20)(b)	11,866	12,255,205
5.50%, 12/01/24 (Call 06/01/24)(b)	7,926	8,745,449
Pitney Bowes Inc.
4.63%, 05/15/22 (Call 04/15/22)	1,799	1,819,239
4.63%, 03/15/24 (Call 12/15/23)(b)	882	840,546
5.20%, 04/01/23 (Call 03/01/23)	3,955	3,890,731
Xerox Corp.
4.13%, 03/15/23 (Call 02/15/23)(b)	13,142	13,437,695
4.50%, 05/15/21(b)	14,700	14,958,720
		64,104,143
Oil & Gas — 6.3%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(a)	1,039	1,081,241
5.88%, 03/31/25 (Call 03/31/21)(a)	7,989	8,355,535
6.00%, 07/01/22 (Call 07/01/20)(a)(b)	3,954	4,071,024
American Energy- Permian Basin LLC, 12.00%, 10/01/24 (Call 10/01/21)(a)	2,267	1,552,895

Security	Par (000)	Value

Oil & Gas (continued)
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(b)	$8,906	$4,546,513
5.13%, 12/01/22 (Call 06/01/20)(b)	11,829	7,215,690
5.38%, 11/01/21 (Call 11/01/20)(b)	13,850	11,421,956
5.63%, 06/01/23 (Call 06/01/20)(b)	11,234	6,066,360
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a).	9,773	5,723,313
10.00%, 04/01/22 (Call 04/01/20)(a)	14,748	12,498,930
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/20)(a)(b)	28,461	6,353,383
Callon Petroleum Co.
6.13%, 10/01/24 (Call 10/01/20)(b)	8,882	7,083,395
6.38%, 07/01/26 (Call 07/01/21)(b)	6,215	4,839,931
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	7,997	8,436,835
Chesapeake Energy Corp.
7.00%, 10/01/24 (Call 04/01/21)	991	341,637
11.50%, 01/01/25 (Call 01/01/22)(a)(b)	37,401	21,412,072
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	21,410	22,266,400
CNX Resources Corp.
5.88%, 04/15/22 (Call 04/15/20)	13,429	12,356,947
7.25%, 03/14/27 (Call 03/14/22)(a)(b)	7,687	5,686,535
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/15/20)(a)	11,550	8,543,535
9.75%, 08/15/26 (Call 08/15/21)(b)	10,828	9,048,147
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	17,608	16,947,700
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	8,499	7,963,121
5.75%, 02/15/28 (Call 02/15/23)(a)	6,515	6,213,030
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)	7,666	4,273,795
9.00%, 05/15/21 (Call 12/15/20)(a)(b)	8,370	7,313,288
9.25%, 03/31/22 (Call 03/31/20)(a)(b)	8,106	6,201,090
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	8,036	5,675,425
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	7,037	6,924,549
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	14,906	14,628,748
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)	12,768	4,468,800
7.38%, 05/15/24 (Call 05/15/20)(a)	3,828	1,425,930
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/20)(b)	10,534	3,553,580
6.38%, 05/15/25 (Call 05/15/20)	6,647	2,185,201
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/20)(a)(b)	7,304	5,770,160
5.75%, 10/01/25 (Call 04/01/20)(a)(b)	8,236	6,562,419
6.25%, 11/01/28 (Call 11/01/23)(a)(b).	8,855	6,641,250
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	9,970	7,178,400
10.13%, 01/15/28 (Call 01/15/23)(b)	5,675	4,015,942
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)(b)	16,651	14,902,645
MEG Energy Corp.
6.50%, 01/15/25 (Call 01/15/21)(a)	12,812	12,619,820
7.00%, 03/31/24 (Call 09/30/20)(a)(b)	12,679	12,013,352
7.13%, 02/01/27 (Call 02/01/23)(a)	16,940	16,008,300

16	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	$10,254	$6,022,687
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	8,459	5,745,071
Murphy Oil Corp.
4.45%, 12/01/22 (Call 09/01/22)	178	181,836
5.75%, 08/15/25 (Call 08/18/20)(b)	6,414	6,222,510
5.88%, 12/01/27 (Call 12/01/22)(b)	8,996	8,789,812
6.88%, 08/15/24 (Call 08/15/20)	9,145	9,138,370
Nabors Industries Inc.
4.63%, 09/15/21(b)	1,496	1,488,520
5.00%, 09/15/20(b)	494	495,235
5.50%, 01/15/23 (Call 11/15/22)(b)	4,437	4,093,133
5.75%, 02/01/25 (Call 11/01/24)(b)	11,073	7,944,877
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)(b)	8,260	7,547,575
7.50%, 01/15/28 (Call 01/15/23)(a)	6,274	5,672,742
Noble Holding International Ltd.
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	12,837	7,949,389
7.95%, 04/01/25 (Call 01/01/25)(b)	4,672	1,792,880
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)(b)	5,827	3,583,605
6.88%, 03/15/22 (Call 03/30/20)	13,484	10,584,940
Pacific Drilling SA, 8.38%, 10/01/23 (Call 09/01/20)(a)	11,338	8,837,971
Parkland Fuel Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	7,387	7,608,462
6.00%, 04/01/26 (Call 04/01/21)(a)(b)	6,464	6,690,240
Parsley Energy LLC/Parsley Finance
4.13%, 02/15/28 (Call 02/15/23)(a)	4,960	4,650,000
5.25%, 08/15/25 (Call 08/15/20)(a)	7,483	7,454,939
5.38%, 01/15/25 (Call 01/15/21)(a)	10,118	10,143,295
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	10,219	10,150,022
6.25%, 06/01/24 (Call 06/01/20)(a)	6,215	6,507,727
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	15,865	15,677,476
7.25%, 06/15/25 (Call 06/15/20)(b)	10,895	11,194,612
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(b)	9,264	8,244,960
6.13%, 09/15/24 (Call 09/15/20)(b)	6,045	5,636,358
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(a)	10,170	9,518,696
5.13%, 10/06/24 (Call 10/06/20)(a)	9,356	9,060,959
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)(b)	10,248	9,038,736
5.38%, 10/01/22 (Call 07/01/22)	6,991	6,379,288
5.63%, 03/01/26 (Call 12/01/25)(b)	7,843	6,235,185
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	10,643	6,732,191
5.00%, 08/15/22 (Call 05/15/22)	11,839	9,799,049
5.00%, 03/15/23 (Call 12/15/22)(b)	11,775	8,533,342
9.25%, 02/01/26 (Call 02/01/22)(a)	6,850	4,594,980
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	11,248	10,260,426
6.75%, 05/01/23 (Call 05/01/20)(a)(b)	4,427	4,383,660
6.88%, 06/30/23 (Call 06/30/20)(a)	6,391	6,387,006
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/20)	4,999	3,913,217
5.63%, 06/01/25 (Call 06/01/20)(b)	5,129	3,941,516
6.13%, 11/15/22 (Call 11/15/20)(b)	6,203	5,604,043
6.63%, 01/15/27 (Call 01/15/22)(b)	9,481	7,347,775
6.75%, 09/15/26 (Call 09/15/21)(b)	9,346	7,281,118

Security	Par (000)	Value

Oil & Gas (continued)
Southwestern Energy Co.
6.20%, 01/23/25 (Call 10/23/24)(b)	$11,828	$8,731,193
7.50%, 04/01/26 (Call 04/01/21)(b)	12,405	9,290,207
7.75%, 10/01/27 (Call 10/01/22)(b)	6,083	4,607,873
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/21)(b)	15,092	15,163,687
5.50%, 02/15/26 (Call 02/15/21)(b)	11,009	11,175,236
5.88%, 03/15/28 (Call 03/15/23)(b)	7,333	7,555,282
6.00%, 04/15/27 (Call 04/15/22)(b)	8,220	8,428,856
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	10,022	9,923,400
Transocean Inc.
7.25%, 11/01/25 (Call 11/01/21)(a)(b).	10,835	8,911,787
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	9,821	8,188,259
8.00%, 02/01/27 (Call 02/01/23)(a)(b)	12,325	10,286,239
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	8,412	8,429,152
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)(b)	6,951	7,056,655
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)(b)	5,722	5,572,570
Valaris PLC
4.88%, 06/01/22 (Call 03/01/22)	8,811	5,727,150
7.75%, 02/01/26 (Call 11/01/25)(b)	15,813	6,285,668
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(b)	10,653	6,125,475
6.25%, 04/01/23 (Call 01/01/23)	5,021	2,259,450
6.63%, 01/15/26 (Call 10/15/25)(b)	15,284	5,655,080
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)(b)	13,490	12,831,351
5.25%, 09/15/24 (Call 06/15/24)(b)	9,550	9,523,737
5.25%, 10/15/27 (Call 09/30/22)(b)	7,701	7,597,037
5.75%, 06/01/26 (Call 06/01/21)	8,093	8,055,368
8.25%, 08/01/23 (Call 06/01/23)	5,655	6,305,325
		845,135,287
Oil & Gas Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	7,915	7,749,709
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	7,895	8,002,411
KCA Deutag UK Finance PLC
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	5,183	3,200,503
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	7,797	4,855,192
SESI LLC
7.13%, 12/15/21 (Call 03/30/20)(a)(b)	15,521	12,751,472
7.75%, 09/15/24 (Call 09/15/20)	6,337	3,073,445
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	3,294	3,368,319
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	3,691	3,692,148
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)(b)	10,785	10,463,877
6.88%, 09/01/27 (Call 09/01/22)	12,413	12,071,642
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)(b)	32,815	31,124,755
		100,353,473

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	$7,571	$7,552,073
4.25%, 09/15/22 (Call 03/15/20)(a)(b)	10,876	10,933,969
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	11,062	11,269,413
6.00%, 02/15/25 (Call 02/15/21)(a)	25,819	26,916,307
Ball Corp.
4.00%, 11/15/23	15,374	15,921,699
4.88%, 03/15/26 (Call 12/15/25)(b)	11,411	12,573,496
5.00%, 03/15/22	9,520	9,900,800
5.25%, 07/01/25(b)	13,395	14,622,652
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	6,904	6,813,385
4.88%, 07/15/26 (Call 07/15/22)(a)(b)	19,511	19,895,367
5.13%, 07/15/23 (Call 07/15/20)(b)	9,982	9,995,047
5.50%, 05/15/22 (Call 05/15/20)(b)	6,242	6,270,702
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	6,561	6,823,440
6.00%, 10/15/22 (Call 10/15/20)(b)	746	757,899
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	14,141	14,374,326
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	5,724	5,917,185
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(b)	13,156	13,567,125
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(a)(b)	9,191	9,016,371
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	8,240	8,314,675
Graphic Packaging International LLC
3.50%, 03/15/28(a)	7,100	7,006,848
4.75%, 04/15/21 (Call 01/15/21)(b)	225	228,802
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	10,548	11,062,215
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	10,025	10,375,875
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(a)(b)	23,690	23,594,055
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	20,665	20,028,311
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	7,179	7,386,473
5.88%, 08/15/23(a)(b)	10,535	11,193,964
Reynolds Group Issuer Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/20)(a)	27,388	27,661,880
7.00%, 07/15/24 (Call 07/15/20)(a)(b)	10,117	10,293,505
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	7,378	7,359,555
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	5,115	5,334,945
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	6,123	6,562,847
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	5,653	5,970,981
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	4,728	5,136,343
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)(b)	16,416	17,032,421
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	10,791	11,389,037
		399,053,988
Pharmaceuticals — 4.1%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)(b)	26,987	29,685,700
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	22,170	24,853,494
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	17,087	16,766,619
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	15,828	15,669,720

Security	Par (000)	Value

Pharmaceuticals (continued)
5.50%, 03/01/23 (Call 03/01/20)(a)(b)	$7,750	$7,763,147
5.50%, 11/01/25 (Call 11/01/20)(a)(b).	29,054	29,978,960
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	7,089	7,540,924
5.88%, 05/15/23 (Call 05/15/20)(a)(b)	345	346,294
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	49,735	50,742,134
6.50%, 03/15/22 (Call 03/15/20)(a)	18,450	18,702,765
7.00%, 03/15/24 (Call 03/15/20)(a)	29,742	30,721,502
7.00%, 01/15/28 (Call 01/15/23)(a)(b)	11,937	12,773,784
7.25%, 05/30/29 (Call 05/30/24)(a)	14,728	16,099,545
9.00%, 12/15/25 (Call 12/15/21)(a)	25,589	28,454,628
Elanco Animal Health Inc.
4.66%, 08/27/21	5,209	5,380,542
5.02%, 08/28/23 (Call 07/28/23)(b)	10,441	11,176,305
5.65%, 08/28/28 (Call 05/28/28)(b)	11,027	12,607,307
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/20)(a)(b)	21,532	16,995,423
6.00%, 02/01/25 (Call 02/01/21)(a)(b)	15,542	11,967,340
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.63%, 10/15/23 (Call 10/15/20)(a)(b)	6,455	3,756,407
5.75%, 08/01/22 (Call 08/01/20)(a)(b)	7,093	5,442,265
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	25,100	26,505,600
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21(b)	31,373	30,455,208
2.80%, 07/21/23	45,010	41,915,562
3.15%, 10/01/26(b)	54,538	47,238,361
6.00%, 04/15/24 (Call 01/15/24)	15,036	15,261,540
6.75%, 03/01/28 (Call 12/01/27)(b)	20,119	21,351,289
7.13%, 01/31/25 (Call 10/31/24)(a)(b)	11,991	12,629,470
		552,781,835
Pipelines — 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/20)	7,142	5,429,706
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	10,818	7,332,440
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	9,361	6,365,480
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 11/15/20)(a)(b).	11,588	10,620,981
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	2,000	1,910,058
4.13%, 03/01/25 (Call 02/01/25)(a)	5,945	5,945,595
4.15%, 07/01/23 (Call 04/01/23)(b)	539	543,662
4.50%, 03/01/28 (Call 12/01/27)(a)	5,105	4,939,088
6.38%, 01/22/78 (Call 01/22/23)(c)	9,177	7,395,132
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	22,811	21,808,913
5.25%, 10/01/25 (Call 10/01/20)(b)	24,153	24,190,739
5.63%, 10/01/26 (Call 10/01/21)(b)	14,755	14,828,775
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	10,152	9,415,980
5.75%, 04/01/25 (Call 04/01/20)(b)	6,438	6,148,290
6.25%, 04/01/23 (Call 04/01/20)	10,183	9,750,732
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	6,598	6,552,507
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	5,131	5,088,413
5.13%, 05/15/29 (Call 02/15/29)(b)	9,970	9,720,750
5.38%, 07/15/25 (Call 04/15/25)(b)	12,492	13,105,638
5.85%, 05/21/43 (Call 05/21/23)(a)(c)	7,550	6,606,250

18	2 0 2 0 I s h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	$10,762	$9,096,042
4.40%, 04/01/24 (Call 01/01/24)	7,856	7,119,500
4.85%, 07/15/26 (Call 04/15/26)(b)	9,315	7,962,870
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/20)(b)	6,103	5,721,563
6.25%, 05/15/26 (Call 02/15/21)	6,901	5,762,335
6.50%, 10/01/25 (Call 10/01/20)	7,812	6,598,796
7.75%, 02/01/28 (Call 02/01/23)(b)	11,680	10,050,640
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27 (Call 08/01/22)	6,872	7,107,744
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	8,140	7,956,850
5.63%, 02/15/26 (Call 02/15/21)(a)(b)	13,153	13,065,401
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/20)	9,240	8,547,000
7.50%, 04/15/26 (Call 04/15/22)	7,706	6,742,750
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	8,743	8,919,521
6.00%, 06/01/26 (Call 03/01/26)(b)	6,708	7,009,105
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)(b)	5,344	5,135,246
5.50%, 09/15/24 (Call 09/15/20)(a)(b)	9,395	8,739,229
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	12,713	11,317,113
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	6,970	6,612,787
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/20)(b)	6,966	6,859,420
5.00%, 01/15/28 (Call 01/15/23)(b)	12,473	12,344,528
5.13%, 02/01/25 (Call 02/01/21)	6,025	6,070,188
5.25%, 05/01/23 (Call 11/01/20)(b)	7,159	7,171,748
5.38%, 02/01/27 (Call 02/01/22)(b)	7,160	7,195,800
5.50%, 03/01/30 (Call 03/01/25)(a)(b)	16,360	16,339,550
5.88%, 04/15/26 (Call 04/15/21)(b)	14,465	14,700,056
6.50%, 07/15/27 (Call 07/15/22)(b)	9,956	10,366,685
6.75%, 03/15/24 (Call 09/15/20)(b)	8,871	9,037,331
6.88%, 01/15/29 (Call 01/15/24)(b)	10,485	11,310,694
		422,559,621
Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	14,707	15,056,291
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/20)(b)	16,258	16,565,377
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	4,976	4,935,570
5.25%, 12/01/21 (Call 12/01/20)(a)(b)	7,024	7,050,340
9.38%, 04/01/27 (Call 04/01/22)(a)	8,299	8,506,475
		52,114,053
Real Estate Investment Trusts — 3.4%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	16,415	16,230,331
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	5,013	2,517,905
5.95%, 12/15/26 (Call 09/15/26)(b)	10,772	4,362,660
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)(b)	8,282	8,668,863
Equinix Inc., 5.38%, 05/15/27 (Call 05/15/22)	122	131,370

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	$10,839	$10,540,927
5.25%, 05/01/25 (Call 05/01/20)(a)(b)	18,480	18,618,600
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/20)(a)(b)	5,505	5,495,426
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	14,693	14,839,930
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	14,540	14,380,060
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	12,037	12,461,906
5.75%, 08/15/24 (Call 08/15/20)(b)	14,993	15,105,447
6.00%, 08/15/23 (Call 08/15/20)	8,486	8,655,720
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	8,095	7,992,194
4.75%, 10/01/24 (Call 07/01/24)(b)	10,411	10,655,763
5.25%, 09/15/22 (Call 09/15/20)	6,092	6,198,610
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	11,566	10,960,173
5.25%, 03/15/22 (Call 09/15/21)(a)	7,395	7,545,451
5.25%, 10/01/25 (Call 10/01/20)(a)	4,917	4,998,539
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)(b)	7,768	8,127,270
5.63%, 05/01/24 (Call 02/01/24)(b)	14,320	15,501,400
5.75%, 02/01/27 (Call 11/01/26)	11,902	13,032,690
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)(b)	12,899	13,576,197
5.00%, 10/15/27 (Call 09/07/22)(b)	21,052	22,020,603
5.25%, 08/01/26 (Call 08/01/21)(b)	6,102	6,361,335
6.38%, 03/01/24 (Call 03/01/20)(b)	8,777	9,062,252
Ryman Hospitality Properties Inc., 4.75%, 10/15/27 (Call 10/15/22)(a)(b)	9,957	10,079,268
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	9,275	9,471,089
4.00%, 10/01/22 (Call 10/01/20)(b)	13,237	13,411,818
4.88%, 09/01/24 (Call 09/01/20)(b)	22,432	23,034,972
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)	4,254	4,222,095
4.75%, 03/15/25 (Call 09/15/24)(b)	7,075	7,263,667
5.00%, 12/15/21 (Call 09/15/21)(b)	8,624	8,640,170
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(a)(b)	9,586	8,646,872
7.88%, 02/15/25 (Call 02/15/22)(a)	18,350	18,946,375
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/20)(a)(b)	9,888	9,739,371
8.25%, 10/15/23 (Call 04/15/20)(b)	19,212	17,867,160
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	6,000	6,009,300
3.75%, 02/15/27 (Call 02/15/23)(a)	5,015	4,987,576
4.13%, 08/15/30 (Call 02/15/25)(a)	9,565	9,517,175
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	23,335	23,512,346
4.63%, 12/01/29 (Call 12/01/24)(a)	18,098	18,720,119
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)	90	74,025
		462,185,020
Retail — 3.7%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	9,532	9,472,425
4.25%, 05/15/24 (Call 05/15/20)(a)	22,247	22,334,653

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	$11,304	$11,330,169
5.00%, 10/15/25 (Call 10/15/20)(a)	47,932	48,305,870
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	1,800	1,799,100
4.75%, 03/01/30 (Call 03/01/25)(a)	6,800	6,808,500
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	20,447	19,859,149
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)	13,963	13,681,559
8.50%, 10/30/25 (Call 10/30/21)(a)	8,101	8,341,600
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 03/30/20)(b)	7,043	6,039,372
6.75%, 01/15/22 (Call 03/30/20)(b)	7,819	6,567,960
6.75%, 06/15/23 (Call 06/15/20)(b)	7,608	6,362,190
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/20)(a)	19,815	19,462,170
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	10,066	10,091,165
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/20)(a)	6,680	5,502,650
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	6,363	3,499,650
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	11,943	12,211,717
5.00%, 06/01/24 (Call 06/01/20)(a)	17,365	17,595,454
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	16,889	17,311,394
L Brands Inc.
5.25%, 02/01/28(b)	8,073	7,812,091
5.63%, 02/15/22	11,328	11,899,434
5.63%, 10/15/23	5,231	5,636,403
6.63%, 04/01/21	5,946	6,182,750
7.50%, 06/15/29 (Call 06/15/24)(b)	7,474	7,885,070
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG
8.00%, 10/25/24 (Call 03/30/20)(a)	9,568	2,827,852
8.75%, 10/25/24 (Call 03/30/20)(a)(b)	5,429	1,633,548
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(b)	6,761	6,988,248
5.75%, 10/01/22 (Call 10/01/20)(b)	7,191	7,287,180
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	21,001	21,133,306
7.13%, 03/15/23 (Call 03/15/20)(a)	28,056	27,459,810
8.88%, 06/01/25 (Call 06/01/20)(a)	9,578	9,563,872
QVC Inc.
4.38%, 03/15/23	12,148	12,626,428
4.45%, 02/15/25 (Call 11/15/24)	9,613	9,823,885
4.75%, 02/15/27 (Call 11/15/26)	8,490	8,372,413
4.85%, 04/01/24	10,295	10,798,855
5.13%, 07/02/22	6,054	6,387,071
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/20)(a)	21,699	19,881,709
7.50%, 07/01/25 (Call 07/01/22)(a)	6,980	6,982,909
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)(b)	28,802	28,774,998
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	15,742	15,318,934
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/20)(b)	6,786	6,718,140
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)(b)	12,373	12,838,349
		501,410,002

Security	Par (000)	Value

Semiconductors — 0.2%
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)(b)	$7,945	$8,183,747
5.50%, 07/15/26 (Call 07/15/21)(b)	12,015	12,437,568
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b).	9,717	10,149,406
		30,770,721
Software — 2.5%
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	8,969	9,242,555
5.00%, 10/15/24 (Call 07/15/24)(b)	6,183	6,725,249
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	7,632	8,086,257
5.88%, 06/15/26 (Call 06/15/21)(b)	6,721	7,023,445
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	15,828	16,006,065
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)(b)	9,699	10,396,164
10.25%, 02/15/27 (Call 02/15/22)(a)(b)	9,994	11,249,746
Infor U.S. Inc., 6.50%, 05/15/22 (Call 05/15/20)	24,504	24,597,115
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	15,020	15,612,634
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	16,283	16,832,551
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	4,115	4,120,144
4.00%, 11/15/29 (Call 11/15/24)(a)(b).	14,020	14,545,750
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	6,474	6,722,990
5.38%, 05/15/27 (Call 05/15/22)(a)	5,277	5,646,390
5.75%, 08/15/25 (Call 08/15/20)(a)	11,013	11,440,965
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	6,540	6,458,250
5.63%, 01/15/23 (Call 01/15/21)(a)	12,163	12,322,943
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	18,554	19,644,048
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	14,540	14,467,300
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	8,225	8,245,563
4.00%, 02/15/28 (Call 02/15/23)(a)	1,080	1,077,300
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(a)(b)	19,003	18,231,003
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/20)(a)(b)	32,506	34,366,968
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	30,568	32,087,230
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(a)(b)	5,189	5,024,681
10.50%, 02/01/24 (Call 02/01/21)(a)(b)	11,978	10,331,025
		330,504,331
Telecommunications — 10.5%
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	16,500	16,530,937
7.38%, 05/01/26 (Call 05/01/21)(a)	76,978	81,115,567
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	26,828	29,393,427
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	18,908	19,073,899
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	22,886	23,114,860
5.63%, 04/01/25 (Call 01/01/25)	6,202	6,481,090
Series S, 6.45%, 06/15/21.	18,059	18,724,055
Series T, 5.80%, 03/15/22(b)	19,916	20,768,106
Series W, 6.75%, 12/01/23	9,881	10,866,235
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	13,347	14,911,402

20	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(a)(b)	$9,615	$10,110,812
CommScope Inc.
5.00%, 06/15/21 (Call 03/10/20)(a)	52	52,000
5.50%, 03/01/24 (Call 03/01/21)(a)(b)	17,282	17,586,163
5.50%, 06/15/24 (Call 06/15/20)(a)	9,322	8,856,832
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	22,138	22,886,264
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	15,171	15,246,855
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	11,550	10,395,000
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	22,171	20,785,312
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	30,261	30,705,837
Front Range BidCo Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	31,165	30,502,744
6.13%, 03/01/28 (Call 03/01/23)(a)	8,110	8,010,247
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	11,382	5,356,654
7.13%, 01/15/23	12,244	5,724,070
7.63%, 04/15/24	10,341	4,709,033
8.00%, 04/01/27 (Call 04/01/22)(a)	23,990	24,949,600
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	22,792	23,076,900
8.75%, 04/15/22	7,450	3,428,467
10.50%, 09/15/22 (Call 06/15/22)	32,194	14,728,755
11.00%, 09/15/25 (Call 06/15/25)	52,522	23,894,884
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	11,783	12,917,114
6.63%, 08/01/26(b)	11,894	13,126,813
7.63%, 06/15/21	11,478	12,114,455
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	18,430	10,919,775
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/20)(b)	29,735	25,720,775
8.00%, 02/15/24 (Call 02/15/21)(a)	19,120	19,598,000
8.50%, 10/15/24 (Call 10/15/20)(a)	44,020	38,700,623
9.50%, 09/30/22(a)(b)	6,972	7,902,135
9.75%, 07/15/25 (Call 07/15/21)(a)	28,159	24,984,073
Intelsat Luxembourg SA, 8.13%, 06/01/23 (Call 06/01/20)(b)	13,804	5,573,365
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	16,953	11,697,570
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(c)	11,974	12,961,855
Level 3 Financing Inc.
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	16,324	16,609,670
5.13%, 05/01/23 (Call 05/01/20)(b)	9,417	9,440,543
5.25%, 03/15/26 (Call 03/15/21)(b)	9,826	10,096,215
5.38%, 08/15/22 (Call 03/30/20)	13,493	13,559,520
5.38%, 01/15/24 (Call 01/15/21)	11,986	12,000,982
5.38%, 05/01/25 (Call 05/01/20)(b)	10,683	10,932,382
5.63%, 02/01/23 (Call 03/30/20)(b)	8,857	8,890,214
Nokia OYJ
3.38%, 06/12/22(b)	5,476	5,478,738
4.38%, 06/12/27(b)	7,244	7,648,157
Qwest Corp., 6.75%, 12/01/21(b)	12,320	13,028,400
Sprint Communications Inc.
6.00%, 11/15/22	34,552	37,060,475
11.50%, 11/15/21	15,488	17,695,040
Sprint Corp.
7.13%, 06/15/24	36,624	41,689,557
7.25%, 09/15/21	33,285	35,242,105

Security	Par/Shares (000)	Value

Telecommunications (continued)
7.25%, 02/01/28 (Call 10/01/27)(a)(b)	$11,200	$11,240,880
7.63%, 02/15/25 (Call 11/15/24)	25,438	29,490,591
7.63%, 03/01/26 (Call 11/01/25)	24,623	29,063,389
7.88%, 09/15/23	62,642	71,568,485
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	24,699	26,374,005
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	12,772	13,180,704
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	7,163	7,308,925
4.50%, 02/01/26 (Call 02/01/21)	14,586	14,829,569
4.75%, 02/01/28 (Call 02/01/23)	22,213	23,143,169
5.13%, 04/15/25 (Call 04/15/20)	8,113	8,351,279
5.38%, 04/15/27 (Call 04/15/22)	7,908	8,343,558
6.00%, 03/01/23 (Call 09/01/20)	18,229	18,456,862
6.00%, 04/15/24 (Call 04/15/20)	14,232	14,530,160
6.38%, 03/01/25 (Call 09/01/20)	25,547	26,313,410
6.50%, 01/15/24 (Call 01/15/21)(b)	14,954	15,295,400
6.50%, 01/15/26 (Call 01/15/21)	29,673	31,238,251
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)(b)	10,776	10,650,190
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	8,276	8,400,140
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(c)	29,865	34,494,075
Ypso Finance Bis SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	18,360	17,631,108
10.50%, 05/15/27(a)	33,439	37,953,265
		1,415,431,973
Toys, Games & Hobbies — 0.2%
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	8,252	8,629,529
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	22,750	23,909,113
		32,538,642
Transportation — 0.3%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(a)	8,927	4,485,818
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/20)(a)(b)	8,675	8,858,042
6.50%, 06/15/22 (Call 06/15/20)(a)(b)	18,415	18,461,037
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	13,611	14,376,619
		46,181,516
Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	8,446	9,058,335
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	6,146	6,465,643
6.75%, 03/15/22 (Call 03/15/20)(a)	9,228	9,251,331
		24,775,309
Total Corporate Bonds & Notes — 97.6%
(Cost: $13,718,354,088)		13,141,749,386

Short-Term Investments
Money Market Funds — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(f)(g)(h)	2,092,281	2,093,745,759

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(f)(g)	256,613	$256,613,000
		2,350,358,759
Total Short-Term Investments — 17.5%
(Cost: $2,348,894,162)		2,350,358,759
Total Investments in Securities — 115.1%
(Cost: $16,067,248,250)		15,492,108,145
Other Assets, Less Liabilities — (15.1)%		(2,035,808,631)
Net Assets — 100.0%.		13,456,299,514

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares					Change in
	Held at		Held at					Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized	Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,540,731	(1,448,450)	2,092,281	$2,093,745,759	$16,163,001	(b)	$470,240	$282,156
BlackRock Cash Funds: Treasury, SL Agency Shares	195,221	61,392	256,613	256,613,000	3,362,779		—	—
				$2,350,358,759	$19,525,780		$470,240	$282,156

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$13,141,749,386	$—	$13,141,749,386
Money Market Funds	2,350,358,759	—	—	2,350,358,759
	$2,350,358,759	$13,141,749,386	$—	$15,492,108,145

See notes to financial statements.

22	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	$13,954	$15,278,313
3.65%, 11/01/24 (Call 08/01/24)(a)	10,689	11,647,703
		26,926,016
Aerospace & Defense — 1.7%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)(a)	10,182	10,526,496
2.95%, 02/01/30 (Call 11/01/29)(a)	9,051	9,499,292
3.20%, 03/01/29 (Call 12/01/28)(a)	11,096	11,832,252
3.25%, 02/01/35 (Call 11/01/34)(a)	9,227	9,831,840
3.60%, 05/01/34 (Call 02/01/34)	10,800	11,993,332
3.75%, 02/01/50 (Call 08/01/49)(a)	12,394	13,645,095
3.90%, 05/01/49 (Call 11/01/48)(a)	6,548	7,349,896
3.95%, 08/01/59 (Call 02/01/59)(a)	9,869	10,956,860
General Dynamics Corp.
3.38%, 05/15/23 (Call 04/15/23)(a)	8,006	8,514,383
3.50%, 05/15/25 (Call 03/15/25)(a)	8,475	9,289,715
3.75%, 05/15/28 (Call 02/15/28)(a)	6,110	6,925,358
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	7,372	8,531,344
4.40%, 06/15/28 (Call 03/15/28)(b)	8,876	10,271,868
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)(a)	2,873	3,066,915
3.55%, 01/15/26 (Call 10/15/25)(a)	17,536	19,442,012
3.80%, 03/01/45 (Call 09/01/44)	9,955	11,836,116
4.07%, 12/15/42(a)	15,339	18,716,884
4.09%, 09/15/52 (Call 03/15/52)(a)	15,713	20,030,351
4.70%, 05/15/46 (Call 11/15/45)(a)	14,332	19,270,384
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(a)	21,064	22,284,090
3.20%, 02/01/27 (Call 11/01/26)(a)	3,960	4,245,758
3.25%, 08/01/23(a)	3,517	3,738,521
3.25%, 01/15/28 (Call 10/15/27)(a)	30,140	32,474,177
4.03%, 10/15/47 (Call 04/15/47)(a)	21,374	25,531,974
4.75%, 06/01/43	9,291	11,919,025
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	6,771	7,243,928
3.50%, 03/15/27 (Call 12/15/26)(a)	10,983	12,217,735
4.35%, 04/15/47 (Call 10/15/46)(a)	10,078	12,943,310
United Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)(a)	11,368	12,367,049
3.65%, 08/16/23 (Call 07/16/23)	18,013	19,465,450
3.75%, 11/01/46 (Call 05/01/46)	10,140	11,834,436
3.95%, 08/16/25 (Call 06/16/25)(a)	14,951	16,709,088
4.13%, 11/16/28 (Call 08/16/28)(a)	31,666	37,022,883
4.15%, 05/15/45 (Call 11/16/44)	6,600	8,131,107
4.45%, 11/16/38 (Call 05/16/38)(a)	7,980	10,027,621
4.50%, 06/01/42	37,771	48,473,613
4.63%, 11/16/48 (Call 05/16/48)	19,118	25,632,380
5.70%, 04/15/40	11,845	17,282,595
6.13%, 07/15/38(a)	12,147	18,004,014
		579,079,147
Agriculture — 1.6%
Altria Group Inc.
3.80%, 02/14/24 (Call 01/14/24)(a)	10,845	11,642,867
3.88%, 09/16/46 (Call 03/16/46)(a)	14,427	14,073,364
4.00%, 01/31/24(a)	14,829	16,016,745
4.25%, 08/09/42	8,077	8,291,020

Security	Par (000)	Value
Agriculture (continued)
4.40%, 02/14/26 (Call 12/14/25)(a)	$17,011	$19,011,431
4.80%, 02/14/29 (Call 11/14/28)	33,174	37,835,574
5.38%, 01/31/44(a)	18,144	21,372,611
5.80%, 02/14/39 (Call 08/14/38)	20,409	25,072,650
5.95%, 02/14/49 (Call 08/14/48)(a)	26,021	33,030,925
AgricultureArcher-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	11,527	11,999,766
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)(a)	10,800	11,166,002
3.22%, 08/15/24 (Call 06/15/24)	23,260	24,408,497
3.22%, 09/06/26 (Call 07/06/26)(a)	8,510	8,910,842
3.56%, 08/15/27 (Call 05/15/27)(a)	35,857	37,657,882
4.39%, 08/15/37 (Call 02/15/37)(a)	25,090	26,529,253
4.54%, 08/15/47 (Call 02/15/47)	26,046	27,116,066
4.76%, 09/06/49 (Call 03/06/49)(a)	11,099	11,961,559
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)(a)	9,021	9,497,142
2.88%, 05/01/24 (Call 04/01/24)	13,224	13,891,545
3.25%, 11/10/24(a)	5,404	5,772,478
3.38%, 08/11/25 (Call 05/11/25)(a).	5,669	6,147,811
3.38%, 08/15/29 (Call 05/15/29)(a)	8,919	9,715,501
3.88%, 08/21/42(a)	7,658	8,385,970
4.13%, 03/04/43	9,035	10,240,700
4.25%, 11/10/44	13,062	15,120,791
4.38%, 11/15/41	6,778	7,854,105
4.88%, 11/15/43(a)	6,069	7,524,644
6.38%, 05/16/38(a)	16,265	23,365,417
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(a)	35,180	38,999,809
5.70%, 08/15/35 (Call 02/15/35)	8,052	9,772,200
5.85%, 08/15/45 (Call 02/15/45)(a)	23,183	27,686,771
		540,071,938
Airlines — 0.0%
AirlinesDelta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)(a)	5,152	5,273,052

Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	11,058	11,647,736
3.88%, 11/01/45 (Call 05/01/45)(a)	8,986	11,019,167
		22,666,903
Auto Manufacturers — 1.5%
Auto ManufacturersAmerican Honda Finance Corp., 2.15%, 09/10/24(a)	1,202	1,230,183
Auto ManufacturersDaimler Finance North America LLC, 8.50%, 01/18/31	14,278	21,769,447
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	12,837	12,905,365
4.75%, 01/15/43(a)	20,443	17,976,292
5.29%, 12/08/46 (Call 06/08/46)(a)	13,880	12,728,038
7.45%, 07/16/31	19,258	21,830,499
Ford Motor Credit Co. LLC
3.10%, 05/04/23	9,080	9,082,979
3.66%, 09/08/24	12,544	12,447,534
3.81%, 01/09/24 (Call 11/09/23)	9,586	9,746,384
3.82%, 11/02/27 (Call 08/02/27)(a)	10,605	10,076,122
4.06%, 11/01/24 (Call 10/01/24)	6,288	6,380,024
4.13%, 08/04/25(a)	18,892	19,105,591
4.14%, 02/15/23 (Call 01/15/23)	7,455	7,684,640
4.27%, 01/09/27 (Call 11/09/26)(a)	4,650	4,599,836

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
4.38%, 08/06/23	$6,679	$6,929,092
4.39%, 01/08/26(a)	16,817	16,986,016
4.54%, 08/01/26 (Call 06/01/26)	656	663,946
5.11%, 05/03/29 (Call 02/03/29)(a)	17,766	17,893,697
5.58%, 03/18/24 (Call 02/18/24)(a)	17,074	18,332,854
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	9,130	9,621,053
4.88%, 10/02/23	3,645	3,965,297
5.00%, 10/01/28 (Call 07/01/28)(a)	7,497	8,228,389
5.00%, 04/01/35	7,654	8,196,793
5.15%, 04/01/38 (Call 10/01/37)(a)	9,828	10,193,161
5.20%, 04/01/45	13,381	13,362,267
5.40%, 04/01/48 (Call 10/01/47)(a)	6,683	6,846,523
5.95%, 04/01/49 (Call 10/01/48)(a)	10,108	11,013,440
6.25%, 10/02/43(a)	15,687	17,651,361
6.60%, 04/01/36 (Call 10/01/35)(a)	12,441	14,833,898
6.75%, 04/01/46 (Call 10/01/45)(a)	7,555	8,933,840
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)(a)	6,530	6,599,027
3.50%, 11/07/24 (Call 09/07/24)(a)	11,409	12,009,387
3.70%, 05/09/23 (Call 03/09/23)	6,412	6,727,134
3.95%, 04/13/24 (Call 02/13/24)(a)	11,344	12,101,818
4.00%, 01/15/25 (Call 10/15/24)	14,433	15,337,124
4.00%, 10/06/26 (Call 07/06/26)(a)	9,754	10,306,707
4.15%, 06/19/23 (Call 05/19/23)(a)	7,810	8,271,204
4.30%, 07/13/25 (Call 04/13/25)(a)	9,659	10,378,108
4.35%, 04/09/25 (Call 02/09/25)	12,873	13,851,867
4.35%, 01/17/27 (Call 10/17/26)(a)	12,869	13,883,708
5.10%, 01/17/24 (Call 12/17/23)	10,505	11,516,826
5.25%, 03/01/26 (Call 12/01/25)(a)	16,971	18,972,865
Auto ManufacturersToyota Motor Corp., 3.42%, 07/20/23(a)	3,618	3,858,876
Toyota Motor Credit Corp.
2.15%, 02/13/30	10,000	10,110,557
3.20%, 01/11/27(a)	5,460	5,951,904
3.45%, 09/20/23	7,222	7,727,548
		508,819,221
Banks — 24.2%
BanksAustralia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	11,427	12,739,671
Banco Santander SA
2.71%, 06/27/24	11,790	12,266,882
3.31%, 06/27/29(a)	12,478	13,440,464
3.80%, 02/23/28	10,919	11,917,478
3.85%, 04/12/23	14,125	15,052,250
4.25%, 04/11/27(a)	10,452	11,724,097
4.38%, 04/12/28(a)	10,707	12,243,101
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(c)	10,000	10,062,625
2.46%, 10/22/25 (Call 10/22/24)(c)	15,710	16,135,721
2.50%, 02/13/31 (Call 02/13/30)(c)	12,000	12,192,005
2.88%, 10/22/30 (Call 10/22/29)(c)	21,515	22,538,860
3.09%, 10/01/25 (Call 10/01/24)(a)(c)	21,434	22,604,927
3.19%, 07/23/30 (Call 07/23/29)(c)	26,290	28,222,914
3.25%, 10/21/27 (Call 10/21/26)	17,189	18,449,579
3.37%, 01/23/26 (Call 01/23/25)(c)	24,127	25,787,017
3.42%, 12/20/28 (Call 12/20/27)(a)(c)	59,001	63,845,183
3.46%, 03/15/25 (Call 03/15/24)(a)(c)	27,640	29,383,680
3.50%, 04/19/26(a)	26,734	29,222,596
3.55%, 03/05/24 (Call 03/05/23)(a)(c)	10,729	11,308,680

Security	Par (000)	Value

Banks (continued)
3.56%, 04/23/27 (Call 04/23/26)(a)(c)	$30,240	$32,793,568
3.59%, 07/21/28 (Call 07/21/27)(c)	20,201	22,050,874
3.71%, 04/24/28 (Call 04/24/27)(a)(c)	20,245	22,246,145
3.82%, 01/20/28 (Call 01/20/27)(a)(c)	22,617	24,937,968
3.86%, 07/23/24 (Call 07/23/23)(c)	19,406	20,747,143
3.88%, 08/01/25(a)	18,209	20,136,954
3.95%, 01/23/49 (Call 01/23/48)(c)	11,400	13,740,413
3.97%, 03/05/29 (Call 03/05/28)(a)(c)	30,872	34,703,169
3.97%, 02/07/30 (Call 02/07/29)(a)(c)	31,767	35,934,243
4.00%, 04/01/24(a)	21,812	23,721,403
4.00%, 01/22/25(a)	25,192	27,466,059
4.08%, 04/23/40 (Call 04/23/39)(a)(c)	14,975	17,821,027
4.10%, 07/24/23	11,980	12,982,520
4.13%, 01/22/24(a)	23,141	25,233,888
4.20%, 08/26/24(a)	19,988	21,858,463
4.24%, 04/24/38 (Call 04/24/37)(a)(c)	19,658	23,730,475
4.25%, 10/22/26(a)	13,696	15,410,732
4.27%, 07/23/29 (Call 07/23/28)(a)(c)	31,716	36,445,959
4.33%, 03/15/50 (Call 03/15/49)(a)(c)	25,741	32,804,845
4.44%, 01/20/48 (Call 01/20/47)(a)(c)	20,813	26,831,279
4.45%, 03/03/26(a)	20,508	23,182,912
5.00%, 01/21/44	20,952	28,347,989
5.88%, 02/07/42(a)	16,416	24,199,453
6.11%, 01/29/37(a)	19,582	27,545,813
7.75%, 05/14/38(a)	16,640	27,126,520
Series L, 3.95%, 04/21/25(a)	27,721	30,253,970
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	12,874	14,325,567
BanksBank of America N.A., 6.00%, 10/15/36	7,279	10,286,564
Bank of Montreal
2.50%, 06/28/24(a)	11,721	12,160,178
Series E, 3.30%, 02/05/24(a).	10,220	10,872,861
Bank of New York Mellon Corp. (The)
2.10%, 10/24/24(a)	6,496	6,654,412
2.20%, 08/16/23 (Call 06/16/23)(a)	13,622	13,953,188
2.45%, 08/17/26 (Call 05/17/26)(a)	13,023	13,654,480
2.80%, 05/04/26 (Call 02/04/26)(a)	11,392	12,089,734
3.25%, 05/16/27 (Call 02/16/27)(a)	5,876	6,389,201
3.30%, 08/23/29 (Call 05/23/29)(a)	7,163	7,819,657
3.40%, 01/29/28 (Call 10/29/27)(a)	3,132	3,447,285
3.45%, 08/11/23(a)	11,818	12,617,326
3.50%, 04/28/23(a)	7,837	8,360,330
3.85%, 04/28/28(a)	39	44,823
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)(a)	8,695	9,405,510
Series G, 3.00%, 02/24/25 (Call 01/24/25)(a).	11,873	12,695,789
Bank of Nova Scotia (The)
2.20%, 02/03/25(a)	17,180	17,504,413
2.70%, 08/03/26(a)	18,039	18,946,098
3.40%, 02/11/24	2,190	2,329,692
4.50%, 12/16/25(a)	14,218	16,036,309
Barclays PLC
3.65%, 03/16/25	32,981	35,117,595
3.93%, 05/07/25 (Call 05/07/24)(a)(c)	12,322	13,117,326
4.34%, 05/16/24 (Call 05/16/23)(c)	6,561	6,987,072
4.34%, 01/10/28 (Call 01/10/27)(a)	14,393	15,760,629
4.38%, 09/11/24(a)	14,048	15,021,840
4.38%, 01/12/26	29,089	32,210,837
4.84%, 05/09/28 (Call 05/07/27)(a)	14,471	15,922,417
4.95%, 01/10/47(a)	15,704	19,409,363
4.97%, 05/16/29 (Call 05/16/28)(a)(c)	22,451	25,951,879
5.20%, 05/12/26	17,533	19,712,306

24	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.25%, 08/17/45(a)	$16,044	$20,205,114
BNP Paribas SA
3.25%, 03/03/23(a)	11,175	11,751,576
4.25%, 10/15/24	7,545	8,199,944
BanksBPCE SA, 4.00%, 04/15/24(a)	10,108	11,050,640
Canadian Imperial Bank of Commerce
2.25%, 01/28/25(a)	3,740	3,804,801
3.10%, 04/02/24	11,740	12,389,358
3.50%, 09/13/23	13,826	14,836,253
BanksCitibank N.A., 3.65%, 01/23/24 (Call 12/23/23)(a)	24,994	26,882,252
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30)(c)	2,555	2,614,554
2.98%, 11/05/30 (Call 11/05/29)(c)	18,351	19,262,263
3.20%, 10/21/26 (Call 07/21/26)(a)	36,799	39,430,232
3.30%, 04/27/25(a)	23,974	25,775,485
3.35%, 04/24/25 (Call 04/24/24)(a)(c)	24,681	26,126,428
3.40%, 05/01/26(a)	23,632	25,613,186
3.50%, 05/15/23(a)	7,590	8,006,067
3.52%, 10/27/28 (Call 10/27/27)(c)	25,238	27,477,115
3.67%, 07/24/28 (Call 07/24/27)(a)(c)	30,249	33,203,217
3.70%, 01/12/26(a)	22,982	25,227,479
3.88%, 10/25/23(a)	13,349	14,408,465
3.88%, 03/26/25	17,421	18,905,870
3.88%, 01/24/39 (Call 01/24/38)(a)(c)	14,558	16,949,766
3.89%, 01/10/28 (Call 01/10/27)(c)	34,053	37,720,334
3.98%, 03/20/30 (Call 03/20/29)(a)(c)	26,744	30,210,057
4.00%, 08/05/24(a)	8,982	9,751,966
4.04%, 06/01/24 (Call 06/01/23)(c)	4,927	5,272,533
4.08%, 04/23/29 (Call 04/23/28)(a)(c)	11,122	12,588,611
4.13%, 07/25/28(a)	20,018	22,237,342
4.28%, 04/24/48 (Call 04/24/47)(a)(c)	13,215	16,526,001
4.30%, 11/20/26(a)	9,155	10,143,106
4.40%, 06/10/25(a)	31,834	35,444,720
4.45%, 09/29/27	32,856	37,086,947
4.60%, 03/09/26(a)	18,809	21,327,136
4.65%, 07/30/45(a)	13,896	18,065,717
4.65%, 07/23/48 (Call 06/23/48)	28,818	38,134,744
4.75%, 05/18/46(a)	19,251	24,303,764
5.30%, 05/06/44	6,608	8,849,601
5.50%, 09/13/25(a)	17,459	20,497,985
5.88%, 01/30/42(a)	12,336	18,203,643
6.63%, 06/15/32(a)	12,138	17,043,391
6.68%, 09/13/43(a)	10,029	15,528,560
8.13%, 07/15/39(a)	17,815	31,074,068
BanksCitizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	9,843	11,033,959
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	16,454	17,795,294
4.38%, 08/04/25	17,492	19,388,860
4.63%, 12/01/23(a)	7,787	8,534,048
5.25%, 05/24/41(a)	17,620	25,226,684
5.25%, 08/04/45(a)	12,022	16,150,667
5.75%, 12/01/43(a)	12,747	17,856,022
BanksCooperatieve Rabobank UA/NY, 3.38%, 05/21/25	14,714	16,053,117
BanksCredit Suisse AG/New York NY, 3.63%, 09/09/24.	35,886	38,592,992
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25(a)	24,862	26,856,370
3.80%, 06/09/23(a)	19,058	20,231,655
4.55%, 04/17/26	14,206	16,022,641

Security	Par (000)	Value

Banks (continued)
4.88%, 05/15/45(a)	$20,580	$26,738,530
BanksDeutsche Bank AG/London, 3.70%, 05/30/24(a)	5,491	5,763,427
Deutsche Bank AG/New York NY
3.70%, 05/30/24(a)	12,714	13,259,670
3.95%, 02/27/23	8,557	8,915,857
3.96%, 11/26/25 (Call 11/26/24)(c).	18,218	19,171,135
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)(a)	7,252	7,418,985
3.35%, 02/06/23 (Call 01/06/23)	4,183	4,379,104
3.45%, 07/27/26 (Call 04/27/26)(a)	10,742	11,512,611
4.20%, 08/08/23(a)	3,861	4,165,316
4.65%, 09/13/28 (Call 06/13/28)(a)	9,902	11,490,902
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/28/24)(a)	11,681	12,003,418
3.65%, 01/25/24 (Call 12/25/23)	13,445	14,421,941
4.30%, 01/16/24 (Call 12/16/23)(a)	9,457	10,267,936
8.25%, 03/01/38	11,352	18,857,257
Fifth Third Bank/Cincinnati OH
3.85%, 03/15/26 (Call 02/15/26)(a)	2,104	2,321,187
3.95%, 07/28/25 (Call 06/28/25)(a)	6,955	7,789,415
Goldman Sachs Group Inc. (The)
3.27%, 09/29/25 (Call 09/29/24)(a)(c)	30,020	31,805,322
3.50%, 01/23/25 (Call 10/23/24)	31,841	34,127,910
3.50%, 11/16/26 (Call 11/16/25)(a).	26,116	28,117,196
3.63%, 02/20/24 (Call 01/20/24)(a)	16,099	17,184,589
3.69%, 06/05/28 (Call 06/05/27)(a)(c)	30,914	33,818,516
3.75%, 05/22/25 (Call 02/22/25)	30,790	33,438,953
3.75%, 02/25/26 (Call 11/25/25)(a)	20,902	22,886,764
3.81%, 04/23/29 (Call 04/23/28)(a)(c)	26,104	28,826,757
3.85%, 07/08/24 (Call 04/08/24)(a)	25,593	27,630,981
3.85%, 01/26/27 (Call 01/26/26)	31,280	34,317,335
4.00%, 03/03/24(a)	26,126	28,394,565
4.02%, 10/31/38 (Call 10/31/37)(c)	26,625	30,502,117
4.22%, 05/01/29 (Call 05/01/28)(c)	40,165	45,570,072
4.25%, 10/21/25(a)	24,331	26,653,881
4.41%, 04/23/39 (Call 04/23/38)(c)	15,947	19,093,343
4.75%, 10/21/45 (Call 04/21/45)	19,223	24,807,989
4.80%, 07/08/44 (Call 01/08/44)	19,829	25,195,324
5.15%, 05/22/45(a)	18,651	23,960,026
5.95%, 01/15/27	9,122	11,175,361
6.13%, 02/15/33	7,086	9,828,129
6.25%, 02/01/41	23,351	34,345,097
6.75%, 10/01/37	59,948	86,303,617
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(a)(c).	16,035	16,383,687
3.60%, 05/25/23(a)	18,399	19,460,490
3.80%, 03/11/25 (Call 03/11/24)(a)(c).	17,415	18,592,625
3.90%, 05/25/26	29,596	32,328,078
3.95%, 05/18/24 (Call 05/18/23)(a)(c)	5,118	5,440,924
3.97%, 05/22/30 (Call 05/22/29)(c)	34,114	37,234,401
4.04%, 03/13/28 (Call 03/13/27)(a)(c)	27,944	30,446,271
4.25%, 03/14/24(a)	10,499	11,271,727
4.25%, 08/18/25(a)	21,880	23,716,279
4.29%, 09/12/26 (Call 09/12/25)(c)	23,761	26,168,165
4.30%, 03/08/26(a)	35,626	39,621,203
4.38%, 11/23/26(a)	16,152	17,685,834
4.58%, 06/19/29 (Call 06/19/28)(c)	29,606	33,501,255
5.25%, 03/14/44(a)	13,622	17,154,908
6.10%, 01/14/42	8,472	12,076,479
6.50%, 05/02/36(a)	21,264	28,954,547

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.50%, 09/15/37	$25,572	$35,005,564
6.80%, 06/01/38	16,482	23,414,166
BanksHSBC USA Inc., 3.50%, 06/23/24(a)	6,551	7,106,955
BanksHuntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	12,329	12,801,045
BanksHuntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)(a)	6,227	6,688,853
ING Groep NV
3.55%, 04/09/24(a)	6,429	6,864,684
3.95%, 03/29/27	15,648	17,352,666
4.05%, 04/09/29(a)	11,440	12,989,021
4.10%, 10/02/23	8,681	9,374,615
4.55%, 10/02/28(a)	17,170	20,122,929
JPMorgan Chase & Co.
2.30%, 10/15/25 (Call 10/15/24)(c)	21,897	22,371,348
2.70%, 05/18/23 (Call 03/18/23)(a)	13,704	14,174,894
2.74%, 10/15/30 (Call 10/15/29)(a)(c)	42,989	44,740,772
2.95%, 10/01/26 (Call 07/01/26)	35,670	38,009,738
3.13%, 01/23/25 (Call 10/23/24)	28,825	30,690,776
3.20%, 06/15/26 (Call 03/15/26)(a)	20,491	22,110,482
3.22%, 03/01/25 (Call 03/01/24)(c)	23,971	25,333,670
3.30%, 04/01/26 (Call 01/01/26)(a)	27,261	29,550,515
3.38%, 05/01/23	21,196	22,266,722
3.51%, 01/23/29 (Call 01/23/28)(a)(c)	28,411	30,971,019
3.54%, 05/01/28 (Call 05/01/27)(a)(c)	25,857	28,377,080
3.56%, 04/23/24 (Call 04/23/23)(a)(c)	8,244	8,733,422
3.63%, 05/13/24(a)	22,524	24,340,277
3.63%, 12/01/27 (Call 12/01/26)(a)	5,996	6,507,184
3.70%, 05/06/30 (Call 05/06/29)(c)	30,389	33,897,061
3.78%, 02/01/28 (Call 02/01/27)(a)(c)	18,950	20,977,885
3.80%, 07/23/24 (Call 07/23/23)(a)(c)	15,626	16,706,830
3.88%, 02/01/24(a)	17,068	18,550,219
3.88%, 09/10/24	22,908	24,924,195
3.88%, 07/24/38 (Call 07/24/37)(c)	28,220	32,252,819
3.90%, 07/15/25 (Call 04/15/25)(a)	33,637	37,077,073
3.90%, 01/23/49 (Call 01/23/48)(c)	18,910	22,621,027
3.96%, 01/29/27 (Call 01/29/26)(a)(c)	26,231	29,169,276
3.96%, 11/15/48 (Call 11/15/47)(c)	37,364	44,922,917
4.01%, 04/23/29 (Call 04/23/28)(a)(c)	30,766	34,706,977
4.02%, 12/05/24 (Call 12/05/23)(a)(c)	25,987	28,148,692
4.03%, 07/24/48 (Call 07/24/47)(a)(c)	15,369	18,635,111
4.13%, 12/15/26	12,151	13,706,576
4.20%, 07/23/29 (Call 07/23/28)(a)(c)	27,306	31,444,702
4.25%, 10/01/27	9,731	11,029,414
4.26%, 02/22/48 (Call 02/22/47)(c)	20,459	25,734,232
4.45%, 12/05/29 (Call 12/05/28)(c)	24,661	28,794,248
4.85%, 02/01/44(a)	10,713	14,345,165
4.95%, 06/01/45(a)	12,462	16,702,800
5.40%, 01/06/42	14,748	20,680,398
5.50%, 10/15/40	12,920	18,007,141
5.60%, 07/15/41(a)	18,389	26,113,117
5.63%, 08/16/43(a)	9,778	13,953,678
6.40%, 05/15/38(a)	27,418	41,211,321
BanksKeyBank N.A./Cleveland OH, 3.30%, 06/01/25	7,566	8,181,196
KeyCorp.
2.25%, 04/06/27	745	763,408
2.55%, 10/01/29(a)	8,191	8,366,326
4.10%, 04/30/28(a)	10,535	11,994,419
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(c)	11,020	11,168,118

Security	Par (000)	Value

Banks (continued)
3.57%, 11/07/28 (Call 11/07/27)(a)(c).	$26,962	$28,812,928
3.75%, 01/11/27(a)	15,342	16,614,334
3.90%, 03/12/24(a)	10,280	11,046,414
4.05%, 08/16/23	13,836	14,852,979
4.34%, 01/09/48(a)	9,696	10,961,062
4.38%, 03/22/28	17,884	20,292,406
4.45%, 05/08/25(a)	21,288	23,755,643
4.50%, 11/04/24(a)	9,699	10,539,284
4.55%, 08/16/28(a)	13,546	15,589,761
4.58%, 12/10/25(a)	17,264	18,857,947
4.65%, 03/24/26(a)	12,605	13,950,830
5.30%, 12/01/45(a)	8,282	10,601,974
BanksManufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a).	11,976	12,727,037
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	4,500	4,548,858
2.76%, 09/13/26(a)	16,592	17,350,543
2.80%, 07/18/24(a)	12,530	13,031,343
3.20%, 07/18/29(a)	21,513	23,026,048
3.29%, 07/25/27(a)	12,287	13,231,942
3.41%, 03/07/24	17,431	18,526,812
3.46%, 03/02/23(a)	20,374	21,522,806
3.68%, 02/22/27(a)	12,040	13,417,547
3.74%, 03/07/29	17,935	20,035,900
3.75%, 07/18/39(a)	17,765	20,483,741
3.76%, 07/26/23(a)	3,331	3,562,221
3.78%, 03/02/25	6,914	7,523,444
3.85%, 03/01/26(a)	29,935	33,610,832
3.96%, 03/02/28(a)	9,768	11,128,425
4.05%, 09/11/28	8,950	10,340,884
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25)(c)	4,690	4,743,914
2.84%, 09/13/26(a)	13,930	14,651,680
3.15%, 07/16/30 (Call 07/16/29)(a)(c)	8,020	8,527,164
3.17%, 09/11/27	3,314	3,583,335
3.55%, 03/05/23(a)	4,230	4,483,110
3.92%, 09/11/24 (Call 09/11/23)(c).	5,269	5,644,669
4.02%, 03/05/28(a)	14,145	16,044,883
4.25%, 09/11/29 (Call 09/11/28)(a)(c).	15,474	17,696,121
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30)(a)(c)	29,375	30,286,218
2.72%, 07/22/25 (Call 07/22/24)(a)(c)	24,640	25,587,250
3.13%, 07/27/26(a)	39,126	41,686,495
3.59%, 07/22/28 (Call 07/22/27)(a)(c)	21,374	23,383,654
3.63%, 01/20/27(a)	28,829	31,556,235
3.70%, 10/23/24(a)	29,533	32,059,965
3.74%, 04/24/24 (Call 04/24/23)(c)	16,314	17,316,768
3.77%, 01/24/29 (Call 01/24/28)(a)(c)	32,182	35,736,592
3.88%, 01/27/26(a)	32,469	35,918,266
3.95%, 04/23/27(a)	18,659	20,468,128
3.97%, 07/22/38 (Call 07/22/37)(c)	20,930	24,352,204
4.00%, 07/23/25(a)	37,609	41,754,742
4.10%, 05/22/23(a)	17,417	18,619,647
4.30%, 01/27/45(a)	26,593	32,979,604
4.35%, 09/08/26(a)	21,818	24,508,519
4.38%, 01/22/47(a)	23,291	29,525,381
4.43%, 01/23/30 (Call 01/23/29)(a)(c)	28,346	33,057,655
4.46%, 04/22/39 (Call 04/22/38)(a)(c)	8,639	10,636,678
5.00%, 11/24/25(a)	21,055	24,291,777
6.38%, 07/24/42	20,736	32,096,417

26	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
7.25%, 04/01/32	$15,826	$23,664,162
Series F, 3.88%, 04/29/24(a)	34,311	37,248,893
National Australia Bank Ltd./New York
2.50%, 07/12/26	16,863	17,549,134
3.38%, 01/14/26(a)	8,363	9,098,866
3.63%, 06/20/23	7,275	7,815,757
BanksNorthern Trust Corp., 3.95%, 10/30/25	9,885	11,163,601
PNC Bank N.A.
2.70%, 10/22/29(a)	6,712	6,969,811
2.95%, 02/23/25 (Call 01/24/25)	8,997	9,554,225
3.10%, 10/25/27 (Call 09/25/27)(a)	13,114	14,108,206
3.25%, 06/01/25 (Call 05/02/25)(a)	5,882	6,317,122
3.50%, 06/08/23 (Call 05/09/23)	8,235	8,765,634
3.80%, 07/25/23 (Call 06/25/23)(a)	3,260	3,499,435
4.05%, 07/26/28(a)	12,096	13,748,035
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	22,802	23,538,149
2.60%, 07/23/26 (Call 05/23/26)(a)	12,609	13,294,400
3.15%, 05/19/27 (Call 04/19/27)(a)	7,915	8,498,103
3.45%, 04/23/29 (Call 01/23/29)(a)	17,810	19,591,508
3.50%, 01/23/24 (Call 12/23/23)	6,669	7,108,258
3.90%, 04/29/24 (Call 03/29/24)	6,306	6,857,392
BanksRegions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)(a)	7,857	8,454,698
Royal Bank of Canada
2.25%, 11/01/24(a)	17,560	17,973,849
2.55%, 07/16/24(a)	11,835	12,320,139
3.70%, 10/05/23	9,212	9,909,716
4.65%, 01/27/26(a)	16,357	18,857,930
Royal Bank of Scotland Group PLC
3.88%, 09/12/23(a)	21,801	23,192,357
4.27%, 03/22/25 (Call 03/22/24)(a)(c)	32,184	34,662,120
4.45%, 05/08/30 (Call 05/08/29)(a)(c)	11,499	13,082,557
4.52%, 06/25/24 (Call 06/25/23)(c)	5,147	5,545,682
4.80%, 04/05/26	14,280	16,323,694
4.89%, 05/18/29 (Call 05/18/28)(a)(c)	21,126	24,437,340
5.08%, 01/27/30 (Call 01/27/29)(a)(c)	16,242	19,224,012
5.13%, 05/28/24	24,003	26,264,123
6.00%, 12/19/23	16,972	19,069,016
6.10%, 06/10/23	2,528	2,800,146
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	5,301	5,525,821
3.50%, 06/07/24 (Call 05/07/24)	13,040	13,690,693
4.40%, 07/13/27 (Call 04/14/27)(a)	14,090	15,577,168
4.50%, 07/17/25 (Call 04/17/25)(a)	12,626	13,866,372
Santander UK Group Holdings PLC
3.82%, 11/03/28 (Call 11/03/27)(a)(c)	13,524	14,675,287
4.80%, 11/15/24 (Call 11/15/23)(c)	8,893	9,713,830
Santander UK PLC
2.88%, 06/18/24	7,353	7,661,819
4.00%, 03/13/24(a)	2,214	2,405,902
State Street Corp.
2.40%, 01/24/30(a)	3,070	3,160,547
2.65%, 05/19/26(a)	13,731	14,455,435
3.10%, 05/15/23(a)	11,639	12,253,652
3.30%, 12/16/24	2	2,165
3.55%, 08/18/25	16,092	17,702,505
3.70%, 11/20/23(a)	6,575	7,174,515
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	5,325	5,451,156

Security	Par (000)	Value

Banks (continued)
2.45%, 09/27/24(a)	$7,397	$7,612,624
2.63%, 07/14/26(a)	21,009	21,796,243
2.70%, 07/16/24(a)	24,675	25,648,925
2.75%, 01/15/30	15,330	15,773,708
3.01%, 10/19/26(a)	12,704	13,539,757
3.04%, 07/16/29(a)	31,854	33,821,491
3.35%, 10/18/27(a)	6,422	6,968,969
3.36%, 07/12/27	22,413	24,183,280
3.45%, 01/11/27(a)	15,437	16,947,936
3.54%, 01/17/28(a)	10,464	11,635,714
3.75%, 07/19/23(a)	7,503	8,035,510
3.78%, 03/09/26(a)	14,410	15,918,560
3.94%, 10/16/23(a)	1,293	1,399,909
3.94%, 07/19/28(a)	2,703	3,055,153
BanksSvenska Handelsbanken AB, 3.90%, 11/20/23	6,688	7,252,787
Toronto-Dominion Bank (The)
2.65%, 06/12/24(a)	20,373	21,330,936
3.25%, 03/11/24	4,717	5,041,093
3.50%, 07/19/23(a)	14,343	15,359,940
Truist Bank
2.15%, 12/06/24 (Call 11/05/24)	9,877	10,115,549
3.20%, 04/01/24 (Call 03/01/24)(a)	11,084	11,762,105
3.30%, 05/15/26 (Call 04/15/26)(a)	6,908	7,485,000
3.63%, 09/16/25 (Call 08/16/25)	14,920	16,386,341
3.80%, 10/30/26 (Call 09/30/26)	9,391	10,485,298
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)(a)	12,629	13,069,702
2.85%, 10/26/24 (Call 09/26/24)(a)	13,175	13,869,407
3.70%, 06/05/25 (Call 05/05/25)(a)	15,319	16,911,713
3.75%, 12/06/23 (Call 11/06/23)(a)	7,774	8,397,929
4.00%, 05/01/25 (Call 03/01/25)(a)	4,114	4,547,898
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/28/24)(a)	9,703	10,071,241
3.00%, 07/30/29 (Call 04/30/29)(a)	10,175	10,806,034
3.10%, 04/27/26 (Call 03/27/26)(a)	15,208	16,326,897
3.38%, 02/05/24 (Call 01/05/24)(a)	16,115	17,259,025
3.60%, 09/11/24 (Call 08/11/24)(a).	8,509	9,246,873
3.70%, 01/30/24 (Call 12/29/23)(a)	7,722	8,365,160
3.90%, 04/26/28 (Call 03/24/28)(a)	8,690	10,052,250
3.95%, 11/17/25 (Call 10/17/25)	10,768	12,192,754
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	14,027	14,679,884
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	7,661	8,334,512
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	6,525	6,679,957
2.80%, 01/27/25 (Call 12/27/24)(a)	18,434	19,523,123
3.40%, 07/24/23 (Call 06/23/23)	11,307	12,035,313
BanksWachovia Corp., 5.50%, 08/01/35	9,809	13,161,823
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25)(c).	10,000	10,125,672
2.41%, 10/30/25 (Call 10/30/24)(c)	31,084	31,827,511
2.57%, 02/11/31 (Call 02/11/30)(c).	30,000	30,599,100
2.88%, 10/30/30 (Call 10/30/29)(a)(c)	31,061	32,287,717
3.00%, 02/19/25(a)	30,413	32,113,047
3.00%, 04/22/26(a)	41,189	43,673,220
3.00%, 10/23/26(a)	35,885	38,113,746
3.20%, 06/17/27 (Call 06/17/26)(a)(c)	29,371	31,335,077
3.30%, 09/09/24(a)	20,732	22,100,760
3.55%, 09/29/25(a)	28,308	30,838,110
3.58%, 05/22/28 (Call 05/22/27)(a)(c)	41,998	45,704,840
3.75%, 01/24/24 (Call 12/24/23)(a)	34,331	36,966,251

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.90%, 05/01/45(a)	$21,949	$26,122,111
4.10%, 06/03/26	28,608	31,886,708
4.13%, 08/15/23(a)	12,522	13,495,320
4.15%, 01/24/29 (Call 10/24/28)(a)	30,002	34,515,621
4.30%, 07/22/27(a)	26,453	29,915,449
4.40%, 06/14/46	19,530	23,299,347
4.65%, 11/04/44	19,018	23,524,572
4.75%, 12/07/46(a)	20,687	26,094,791
4.90%, 11/17/45	19,914	25,514,243
5.38%, 02/07/35	9,464	12,803,977
5.38%, 11/02/43	19,873	26,709,827
5.61%, 01/15/44	22,441	30,913,501
Wells Fargo Bank N.A.
3.55%, 08/14/23 (Call 07/14/23)(a)	19,825	21,124,515
5.85%, 02/01/37(a)	9,951	13,994,519
6.60%, 01/15/38(a)	17,481	26,582,079
Westpac Banking Corp.
2.35%, 02/19/25(a)	8,649	8,934,379
2.65%, 01/16/30(a)	9,487	9,902,095
2.70%, 08/19/26(a)	12,664	13,333,465
2.85%, 05/13/26(a)	21,110	22,350,810
3.30%, 02/26/24(a)	15,144	16,206,403
3.35%, 03/08/27(a)	10,299	11,270,259
3.40%, 01/25/28(a)	10,029	11,183,009
3.65%, 05/15/23(a)	9,786	10,473,987
4.42%, 07/24/39(a)	8,457	9,954,576
		7,995,095,831
Beverages — 3.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	47,051	51,407,029
4.70%, 02/01/36 (Call 08/01/35)	54,212	64,844,600
4.90%, 02/01/46 (Call 08/01/45)	99,410	122,273,604
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(a)	1	517
3.65%, 02/01/26 (Call 11/01/25)	6,844	7,504,616
3.70%, 02/01/24	10,307	11,117,150
4.00%, 01/17/43(a)	8,759	9,646,878
4.63%, 02/01/44(a)	10,241	12,126,843
4.90%, 02/01/46 (Call 08/01/45)(a)	13,465	16,470,147
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(a)	7,756	8,290,639
4.00%, 04/13/28 (Call 01/13/28)(a)	29,567	33,352,738
4.15%, 01/23/25 (Call 12/23/24)(a)	37,604	41,824,304
4.38%, 04/15/38 (Call 10/15/37)	14,337	16,599,120
4.44%, 10/06/48 (Call 04/06/48)(a)	17,982	20,986,663
4.60%, 04/15/48 (Call 10/15/47)(a)	26,988	32,339,054
4.75%, 01/23/29 (Call 10/23/28)(a)	39,904	47,278,798
4.75%, 04/15/58 (Call 10/15/57)(a)	16,590	20,211,771
4.90%, 01/23/31 (Call 10/23/30)	9,431	11,468,616
4.95%, 01/15/42(a)	14,263	17,526,675
5.45%, 01/23/39 (Call 07/23/38)	20,345	26,431,681
5.55%, 01/23/49 (Call 07/23/48)(a)	44,923	60,977,698
5.80%, 01/23/59 (Call 07/23/58)(a)	21,691	30,705,560
8.20%, 01/15/39	8,955	14,705,226
Coca-Cola Co. (The)
1.75%, 09/06/24(a)	7,225	7,353,164
2.13%, 09/06/29(a)	11,936	12,184,165
2.25%, 09/01/26(a)	11,874	12,409,219
2.50%, 04/01/23(a)	6,234	6,485,336

Security	Par (000)	Value

Beverages (continued)
2.88%, 10/27/25(a)	$18,297	$19,765,975
3.20%, 11/01/23(a)	11,936	12,760,447
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)(a)	9,185	9,632,383
4.25%, 05/01/23(a)	8,997	9,697,022
Diageo Capital PLC
2.38%, 10/24/29 (Call 07/24/29)(a)	7,606	7,898,893
2.63%, 04/29/23 (Call 01/29/23)(a)	10,824	11,228,377
Keurig Dr Pepper Inc.
4.06%, 05/25/23 (Call 04/25/23)(a)	19,827	21,268,736
4.42%, 05/25/25 (Call 03/25/25)	7,948	8,909,683
4.60%, 05/25/28 (Call 02/25/28)(a)	20,997	24,222,332
5.09%, 05/25/48 (Call 11/25/47)	7,444	9,494,328
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	24,445	25,635,995
4.20%, 07/15/46 (Call 01/15/46)(a)	18,307	18,983,530
5.00%, 05/01/42(a)	10,450	11,852,413
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)(a)	12,601	13,271,904
2.63%, 07/29/29 (Call 04/29/29)(a)	14,503	15,461,676
2.75%, 03/01/23(a)	2,438	2,547,190
2.75%, 04/30/25 (Call 01/30/25)(a)	10,543	11,217,848
2.85%, 02/24/26 (Call 11/24/25)(a)	8,654	9,310,990
2.88%, 10/15/49 (Call 04/15/49)	12,768	13,507,289
3.00%, 10/15/27 (Call 07/15/27)(a)	11,701	12,767,548
3.38%, 07/29/49 (Call 01/29/49)	12,257	14,057,646
3.45%, 10/06/46 (Call 04/06/46)(a)	13,251	15,151,139
3.60%, 03/01/24 (Call 12/01/23)(a)	4,690	5,083,838
4.00%, 03/05/42	7,826	9,589,544
4.00%, 05/02/47 (Call 11/02/46)(a)	9,116	11,403,593
4.45%, 04/14/46 (Call 10/14/45)(a)	12,840	16,956,048
		1,058,198,178
Biotechnology — 1.4%
Amgen Inc.
2.20%, 02/21/27 (Call 12/21/26)	870	884,346
2.25%, 08/19/23 (Call 06/19/23)(a)	3,434	3,519,815
2.45%, 02/21/30 (Call 11/21/29)	13,590	13,814,242
2.60%, 08/19/26 (Call 05/19/26)(a)	14,363	15,000,541
3.13%, 05/01/25 (Call 02/01/25)	8,953	9,564,377
3.15%, 02/21/40 (Call 08/21/39)	15,000	15,314,292
3.20%, 11/02/27 (Call 08/02/27)(a)	7,183	7,764,959
3.38%, 02/21/50 (Call 08/21/49)(a)	14,280	14,607,323
3.63%, 05/22/24 (Call 02/22/24)(a)	10,121	10,925,471
4.40%, 05/01/45 (Call 11/01/44)(a)	22,590	26,720,952
4.56%, 06/15/48 (Call 12/15/47)(a)	13,719	16,727,456
4.66%, 06/15/51 (Call 12/15/50)	36,821	45,651,372
5.15%, 11/15/41 (Call 05/15/41)	10,960	14,213,483
BiotechnologyBaxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	9,154	10,122,373
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	20,458	22,920,443
5.20%, 09/15/45 (Call 03/15/45)(a)	17,153	22,127,411
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)(a)	8,216	8,501,855
2.95%, 03/01/27 (Call 12/01/26)(a)	11,075	11,834,443
3.50%, 02/01/25 (Call 11/01/24)(a)	11,486	12,458,046
3.65%, 03/01/26 (Call 12/01/25)(a)	32,183	35,520,783
3.70%, 04/01/24 (Call 01/01/24)(a)	9,010	9,679,942
4.00%, 09/01/36 (Call 03/01/36)(a)	7,141	8,348,772
4.15%, 03/01/47 (Call 09/01/46)(a)	20,548	24,725,647

28	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.50%, 02/01/45 (Call 08/01/44)	$20,436	$25,336,536
4.60%, 09/01/35 (Call 03/01/35)	8,069	10,087,017
4.75%, 03/01/46 (Call 09/01/45)	24,781	31,839,419
4.80%, 04/01/44 (Call 10/01/43)(a)	17,830	22,841,608
5.65%, 12/01/41 (Call 06/01/41)(a)	10,078	14,241,464
		465,294,388
Building Materials — 0.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)(b)	11,938	12,172,714
2.49%, 02/15/27 (Call 12/15/26)(b)	3,270	3,329,418
2.72%, 02/15/30 (Call 11/15/29)(b)	20,000	20,214,276
3.38%, 04/05/40 (Call 10/05/39)(b)	15,000	15,424,213
3.58%, 04/05/50 (Call 10/05/49)(b)	20,000	20,593,658
		71,734,279
Chemicals — 1.2%
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)(a)	7,107	7,628,647
3.63%, 05/15/26 (Call 03/15/26)(a)	10,835	11,796,834
4.38%, 11/15/42 (Call 05/15/42)(a)	10,189	11,205,656
4.80%, 05/15/49 (Call 11/15/48)	8,798	10,290,170
5.25%, 11/15/41 (Call 05/15/41)	8,739	10,559,488
5.55%, 11/30/48 (Call 05/30/48)(a)	5,838	7,403,215
7.38%, 11/01/29	10,113	13,884,201
9.40%, 05/15/39(a)	10,153	17,407,042
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)(a)	28,121	30,761,762
4.49%, 11/15/25 (Call 09/15/25)	24,084	27,141,327
4.73%, 11/15/28 (Call 08/15/28)	26,570	30,868,468
5.32%, 11/15/38 (Call 05/15/38)(a)	14,938	18,168,101
5.42%, 11/15/48 (Call 05/15/48)(a)	22,298	28,053,914
ChemicalsEastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)(a)	8,695	9,950,809
ChemicalsEcolab Inc., 2.70%, 11/01/26 (Call 08/01/26)	10,755	11,412,733
LYB International Finance BV
4.00%, 07/15/23	8,563	9,212,358
4.88%, 03/15/44 (Call 09/15/43)(a)	7,814	8,974,195
5.25%, 07/15/43	11,221	13,460,782
ChemicalsLYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(a)	10,113	10,873,952
ChemicalsLYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)(a).	11,397	12,009,242
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)(a)	9,059	9,854,021
5.75%, 04/15/24 (Call 01/15/24)(a)	7,400	8,495,720
ChemicalsMosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	7,844	8,511,195
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	8,873	10,136,225
5.00%, 04/01/49 (Call 10/01/48)(a)	6,835	8,551,759
ChemicalsRohm & Haas Co., 7.85%, 07/15/29	6,440	8,866,695
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	9,024	9,438,942
3.45%, 06/01/27 (Call 03/01/27)(a)	15,400	16,788,382
4.50%, 06/01/47 (Call 12/01/46)(a)	13,427	16,145,981
		397,851,816
Commercial Services — 0.4%
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)(a)	10,255	10,593,267
3.20%, 08/15/29 (Call 05/15/29)	11,790	12,493,485

Security	Par (000)	Value

Commercial Services (continued)
4.15%, 08/15/49 (Call 02/15/49)	$8,818	$10,136,617
4.80%, 04/01/26 (Call 01/01/26)(a)	8,561	9,857,342
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)(a)	10,982	12,502,430
4.75%, 08/01/28 (Call 05/01/28)	8,493	9,949,467
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)(a)	16,991	17,453,065
2.65%, 10/01/26 (Call 08/01/26)(a)	16,085	16,674,298
2.85%, 10/01/29 (Call 07/01/29)(a)	11,319	11,893,714
Commercial ServicesRELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)(a).	6,532	7,460,393
Commercial ServicesS&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)(a)	1,939	2,232,733
		121,246,811
Computers — 3.5%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	7,693	7,821,895
2.05%, 09/11/26 (Call 07/11/26)	21,115	21,646,646
2.20%, 09/11/29 (Call 06/11/29)(a)	20,208	20,802,111
2.40%, 05/03/23(a)	57,765	59,685,426
2.45%, 08/04/26 (Call 05/04/26)(a)	24,133	25,299,473
2.50%, 02/09/25(a)	13,939	14,628,373
2.75%, 01/13/25 (Call 11/13/24)(a)	13,648	14,416,797
2.85%, 05/11/24 (Call 03/11/24)(a)	21,358	22,522,519
2.90%, 09/12/27 (Call 06/12/27)	24,564	26,450,923
2.95%, 09/11/49 (Call 03/11/49)(a)	14,909	15,675,989
3.00%, 02/09/24 (Call 12/09/23)(a)	18,292	19,387,427
3.00%, 06/20/27 (Call 03/20/27)(a)	6,536	7,087,508
3.00%, 11/13/27 (Call 08/13/27)(a)	16,351	17,781,346
3.20%, 05/13/25(a)	19,278	20,868,715
3.20%, 05/11/27 (Call 02/11/27)(a)	20,351	22,264,061
3.25%, 02/23/26 (Call 11/23/25)	32,839	35,833,428
3.35%, 02/09/27 (Call 11/09/26)(a)	23,380	25,740,709
3.45%, 05/06/24	25,969	28,094,584
3.45%, 02/09/45(a)	21,358	24,136,930
3.75%, 09/12/47 (Call 03/12/47)(a)	9,860	11,713,503
3.75%, 11/13/47 (Call 05/13/47)(a)	12,125	14,470,863
3.85%, 05/04/43	32,674	38,991,632
3.85%, 08/04/46 (Call 02/04/46)(a)	21,222	25,276,234
4.25%, 02/09/47 (Call 08/09/46)(a)	8,173	10,373,933
4.38%, 05/13/45(a)	21,494	27,618,991
4.45%, 05/06/44(a)	10,675	13,769,018
4.50%, 02/23/36 (Call 08/23/35)	8,489	10,811,282
4.65%, 02/23/46 (Call 08/23/45)	40,941	54,619,720
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	11,130	11,935,754
4.90%, 10/01/26 (Call 08/01/26)(a)(b)	16,370	18,228,904
5.30%, 10/01/29 (Call 07/01/29)(a)(b)	13,079	15,032,643
5.45%, 06/15/23 (Call 04/15/23)(a)(b)	37,018	40,750,014
6.02%, 06/15/26 (Call 03/15/26)(a)(b)	44,404	52,042,540
8.10%, 07/15/36 (Call 01/15/36)(a)(b)	15,584	21,315,329
8.35%, 07/15/46 (Call 01/15/46)(b)	22,781	30,993,093
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)(a)	29,210	33,196,747
6.20%, 10/15/35 (Call 04/15/35)	7,180	8,867,300
6.35%, 10/15/45 (Call 04/15/45)(a)	16,256	20,166,358
ComputersHP Inc., 6.00%, 09/15/41(a)	11,864	13,707,382
International Business Machines Corp.
3.00%, 05/15/24	41,953	44,426,037
3.30%, 05/15/26(a)	35,179	38,412,833

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
3.38%, 08/01/23(a)	$5,278	$5,628,802
3.45%, 02/19/26(a)	14,477	15,878,912
3.50%, 05/15/29(a)	37,097	41,544,444
3.63%, 02/12/24(a)	22,329	24,159,531
4.00%, 06/20/42(a)	7,959	9,484,658
4.15%, 05/15/39	21,858	26,420,624
4.25%, 05/15/49(a)	31,395	39,089,271
		1,149,071,212
Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
2.45%, 11/03/26(a)	13,335	14,389,689
2.85%, 08/11/27(a)	10,166	11,159,692
3.10%, 08/15/23	13,260	14,131,638
5.55%, 03/05/37	1,520	2,240,583
Unilever Capital Corp.
2.13%, 09/06/29 (Call 06/06/29)(a)	18,260	18,587,334
2.60%, 05/05/24 (Call 03/05/24)(a)	1,966	2,056,184
2.90%, 05/05/27 (Call 02/05/27)(a)	5,039	5,433,337
3.50%, 03/22/28 (Call 12/22/27)(a)	9,568	10,744,141
5.90%, 11/15/32(a)	7,408	10,499,761
		89,242,359
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)(a)	8,534	8,733,988
3.50%, 01/15/25 (Call 11/15/24)(a)	9,213	9,655,111
3.65%, 07/21/27 (Call 04/21/27)(a)	11,283	11,719,626
4.88%, 01/16/24 (Call 12/16/23)(a)	3,500	3,809,423
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	4,411	4,498,821
3.00%, 09/15/23 (Call 07/15/23)(a)	1,955	2,033,856
3.75%, 06/01/26 (Call 04/01/26)(a)	10,593	11,337,926
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)(a)	8,333	8,736,067
8.00%, 11/01/31	21,070	29,129,275
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)(a)	14,844	15,370,705
3.00%, 10/30/24 (Call 09/29/24)(a)	19,754	20,871,636
3.13%, 05/20/26 (Call 04/20/26)(a)	14,672	15,859,672
3.40%, 02/27/23 (Call 01/27/23)	16,738	17,612,289
3.40%, 02/22/24 (Call 01/22/24)(a)	10,654	11,371,568
3.70%, 08/03/23 (Call 07/03/23)(a)	8,497	9,083,162
4.05%, 12/03/42(a)	10,881	13,664,464
4.20%, 11/06/25 (Call 10/06/25)(a)	12,115	13,682,669
Diversified Financial ServicesAmerican Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)(a)	18,504	20,290,304
Diversified Financial ServicesAmeriprise Financial Inc., 4.00%, 10/15/23(a)	7,369	8,025,035
Brookfield Finance Inc.
4.00%, 04/01/24 (Call 02/01/24)(a)	10,201	11,119,099
4.70%, 09/20/47 (Call 03/20/47)(a)	8,648	10,592,805
4.85%, 03/29/29 (Call 12/29/28)(a)	12,438	14,827,987
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)(a)	11,748	12,509,195
3.30%, 10/30/24 (Call 09/30/24)(a)	14,150	15,063,467
3.50%, 06/15/23(a)	9,568	10,114,419
3.75%, 04/24/24 (Call 03/24/24)(a)	9,040	9,758,272
3.75%, 07/28/26 (Call 06/28/26)	13,143	14,088,917
3.75%, 03/09/27 (Call 02/09/27)(a)	13,978	15,208,267

Security	Par (000)	Value

Diversified Financial Services (continued)
3.80%, 01/31/28 (Call 12/31/27)(a)	$14,834	$16,177,082
3.90%, 01/29/24 (Call 12/29/23)(a)	14,577	15,679,358
4.20%, 10/29/25 (Call 09/29/25)(a)	16,460	17,950,865
4.25%, 04/30/25 (Call 03/31/25)	9,244	10,328,536
Diversified Financial ServicesCharles Schwab Corp. (The), 3.85%, 05/21/25 (Call 03/21/25)(a)	10,929	12,183,208
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)(a)	14,895	15,980,579
5.30%, 09/15/43 (Call 03/15/43)	7,740	11,238,173
Diversified Financial ServicesDiscover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	13,193	14,442,341
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	17,266	18,479,724
4.42%, 11/15/35(a)	120,029	137,096,980
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	19,564	21,626,431
4.00%, 10/15/23(a)	3,501	3,814,021
4.25%, 09/21/48 (Call 03/21/48)	12,871	15,645,069
Diversified Financial ServicesJefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	2,095	2,300,901
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	10,422	11,288,076
4.85%, 01/15/27(a)	8,264	9,151,825
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(a)	2,353	2,414,547
2.95%, 11/21/26 (Call 08/21/26)(a)	9,868	10,624,285
2.95%, 06/01/29 (Call 03/01/29)	22,196	24,050,267
3.38%, 04/01/24(a)	8,360	9,012,152
3.65%, 06/01/49 (Call 12/01/48)	6,605	7,912,196
Nomura Holdings Inc.
2.65%, 01/16/25	4,700	4,825,618
3.10%, 01/16/30	18,085	18,686,966
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)(a)	11,033	11,839,138
4.25%, 08/15/24 (Call 05/15/24)	11,988	12,960,532
4.50%, 07/23/25 (Call 04/23/25)(a)	12,587	13,892,141
Diversified Financial ServicesTD Ameritrade Holding Corp., 3.30%, 04/01/27 (Call 01/01/27)(a)	10,313	11,170,746
Visa Inc.
2.75%, 09/15/27 (Call 06/15/27)	6,553	7,009,860
2.80%, 12/14/22 (Call 10/14/22)	12,081	12,559,515
3.15%, 12/14/25 (Call 09/14/25)	42,945	46,651,523
3.65%, 09/15/47 (Call 03/15/47)(a)	9,050	10,738,591
4.15%, 12/14/35 (Call 06/14/35)	14,215	17,603,538
4.30%, 12/14/45 (Call 06/14/45)(a)	35,083	45,366,697
		949,469,506
Electric — 1.9%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)(a)	7,993	9,149,077
4.45%, 01/15/49 (Call 07/15/48)	10,868	13,723,729
4.50%, 02/01/45 (Call 08/01/44)	7,311	9,080,087
5.15%, 11/15/43 (Call 05/15/43)(a)	8,113	10,887,566
6.13%, 04/01/36(a)	17,548	25,012,782
ElectricCommonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)	7,522	9,036,277
ElectricConnecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a).	7,166	8,841,027
Consolidated Edison Co. of New York Inc. 4.45%, 03/15/44 (Call 09/15/43)(a)	7,122	8,792,885

30	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.63%, 12/01/54 (Call 06/01/54)	$8,242	$10,656,737
ElectricDominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	5,963	6,590,877
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)(a)	10,360	11,112,866
5.30%, 02/15/40	8,500	11,731,299
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)(a)	17,212	17,958,944
3.15%, 08/15/27 (Call 05/15/27)(a)	8,372	8,978,388
3.75%, 04/15/24 (Call 01/15/24)(a)	11,107	11,963,422
3.75%, 09/01/46 (Call 03/01/46)(a)	14,783	16,392,576
ElectricDuke Energy Florida LLC, 6.40%, 06/15/38	8,864	13,540,427
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(a)	11,272	12,238,819
4.75%, 06/15/46 (Call 12/15/45)(a)	11,349	13,764,252
ElectricEntergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	8,297	8,729,965
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)(a)	5,055	5,204,643
2.90%, 09/15/29 (Call 06/15/29)(a)	10,135	10,595,331
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	8,648	9,359,308
3.95%, 06/15/25 (Call 03/15/25)(a)	11,320	12,421,058
4.45%, 04/15/46 (Call 10/15/45)(a)	11,874	14,236,037
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	5,280	6,293,261
6.25%, 10/01/39(a)	9,298	11,733,049
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	19,221	21,436,145
Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	1,537	1,646,004
Series C, 3.40%, 03/01/50 (Call 09/01/49)	10,000	10,098,456
Series C, 4.85%, 07/15/47 (Call 01/15/47)(a)	9,016	11,091,783
Series C, 7.38%, 11/15/31	14,964	21,774,069
Florida Power & Light Co.
3.15%, 10/01/49 (Call 04/01/49)(a)	9,924	10,960,709
3.95%, 03/01/48 (Call 09/01/47)	9,701	12,033,285
ElectricGeorgia Power Co., 4.30%, 03/15/42	11,450	13,412,416
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)	1,539	1,741,669
4.25%, 07/15/49 (Call 01/15/49)	9,380	12,055,778
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)(a)	11,835	12,356,905
3.15%, 04/01/24 (Call 03/01/24)(a)	9,846	10,443,024
3.55%, 05/01/27 (Call 02/01/27)	6,478	7,129,713
ElectricPublic Service Enterprise Group Inc., 2.88%, 06/15/24 (Call 05/15/24)(a)	5,730	6,007,094
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(a)	5,876	6,289,945
3.40%, 02/01/28 (Call 11/01/27)(a)	10,561	11,345,525
3.80%, 02/01/38 (Call 08/01/37)(a)	12,219	13,455,822
4.00%, 02/01/48 (Call 08/01/47)(a)	8,916	9,848,630
6.00%, 10/15/39(a)	7,505	10,242,729
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)(a)	17,851	20,258,920
4.65%, 10/01/43 (Call 04/01/43)(a)	9,994	12,197,784
Series C, 4.13%, 03/01/48 (Call 09/01/47)	13,411	15,374,370
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)(a)	16,412	17,119,470
3.25%, 07/01/26 (Call 04/01/26)	20,028	21,496,319
4.40%, 07/01/46 (Call 01/01/46)(a)	19,838	23,144,423

Security	Par (000)	Value

Electric (continued)
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	$5,866	$6,334,126
Series A, 3.50%, 03/15/27 (Call 12/15/26)	6,901	7,611,276
		634,931,078
Electronics — 0.1%
ElectronicsFortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	4,808	5,093,762
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)(a)	6,439	6,685,254
2.50%, 11/01/26 (Call 08/01/26)(a)	11,568	12,249,257
2.70%, 08/15/29 (Call 05/15/29)(a)	7,064	7,558,786
ElectronicsRoper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)(a)	6,156	7,083,402
		38,670,461
Environmental Control — 0.2%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)(a)	7,454	7,728,059
3.95%, 05/15/28 (Call 02/15/28)(a)	5,121	5,824,711
Waste Management Inc.
2.95%, 06/15/24 (Call 05/15/24)(a)	10,493	11,067,252
3.15%, 11/15/27 (Call 08/15/27)(a)	9,581	10,317,158
3.20%, 06/15/26 (Call 04/15/26)(a)	11,849	12,834,378
3.45%, 06/15/29 (Call 03/15/29)(a)	10,027	11,075,384
4.10%, 03/01/45 (Call 09/01/44)(a)	5,535	6,754,042
4.15%, 07/15/49 (Call 01/15/49)(a)	9,864	12,277,943
		77,878,927
Food — 0.8%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)(a)	10,475	11,456,869
4.15%, 03/15/28 (Call 12/15/27)(a)	7,665	8,537,876
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	8,175	8,925,045
4.60%, 11/01/25 (Call 09/01/25)	9,739	10,905,540
4.85%, 11/01/28 (Call 08/01/28)(a)	12,577	14,627,900
5.30%, 11/01/38 (Call 05/01/38)(a)	9,606	11,625,268
5.40%, 11/01/48 (Call 05/01/48)(a)	10,889	13,772,238
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(a)	5,738	6,208,088
3.70%, 10/17/23 (Call 09/17/23)(a)	3,086	3,318,583
4.00%, 04/17/25 (Call 02/17/25)(a)	9,134	10,123,914
4.20%, 04/17/28 (Call 01/17/28)(a)	15,789	18,117,011
FoodJM Smucker Co. (The), 3.50%, 03/15/25(a)	8,262	8,967,265
FoodKellogg Co., 3.25%, 04/01/26(a)	5,168	5,569,397
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	7,690	7,997,722
3.95%, 01/15/50 (Call 07/15/49)(a)	9,860	10,211,662
4.45%, 02/01/47 (Call 08/01/46)(a)	7,259	8,038,666
FoodMcCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	4,931	5,388,745
FoodMondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)(a)	9,420	10,037,944
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	9,530	10,335,507
3.30%, 07/15/26 (Call 04/15/26)(a)	4,548	4,955,933
3.75%, 10/01/25 (Call 07/01/25)(a)	8,918	9,877,107
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	9,547	10,470,386
3.95%, 08/15/24 (Call 05/15/24)(a)	8,013	8,778,447
4.00%, 03/01/26 (Call 01/01/26)(a)	10,336	11,529,649

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.35%, 03/01/29 (Call 12/01/28)(a)	$11,705	$13,695,889
4.55%, 06/02/47 (Call 12/02/46)(a)	7,222	8,743,855
5.10%, 09/28/48 (Call 03/28/48)(a)	16,469	21,458,545
		273,675,051
Forest Products & Paper — 0.1%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	9,347	9,925,190
3.65%, 06/15/24 (Call 03/15/24)(a)	1,048	1,130,802
4.35%, 08/15/48 (Call 02/15/48)(a)	11,415	12,661,433
4.40%, 08/15/47 (Call 02/15/47)	12,930	14,213,833
4.80%, 06/15/44 (Call 12/15/43)	8,278	9,560,096
		47,491,354
Gas — 0.2%
GasAtmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	5,733	6,916,698
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)(a)	7,360	7,705,522
3.49%, 05/15/27 (Call 02/15/27)(a)	9,664	10,574,305
3.95%, 03/30/48 (Call 09/30/47)(a)	4,753	5,302,578
4.38%, 05/15/47 (Call 11/15/46)(a)	12,711	14,928,872
4.80%, 02/15/44 (Call 08/15/43)	8,602	10,444,499
		55,872,474
Health Care - Products — 1.1%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	13,980	14,882,349
3.40%, 11/30/23 (Call 09/30/23)(a)	7,671	8,218,320
3.75%, 11/30/26 (Call 08/30/26)(a)	17,759	19,998,445
4.75%, 11/30/36 (Call 05/30/36)(a)	15,646	20,529,641
4.90%, 11/30/46 (Call 05/30/46)(a)	33,761	47,026,001
Boston Scientific Corp.
3.45%, 03/01/24 (Call 02/01/24)(a)	6,152	6,577,901
3.75%, 03/01/26 (Call 01/01/26)(a)	9,126	10,084,768
3.85%, 05/15/25	4,348	4,774,598
4.00%, 03/01/29 (Call 12/01/28)(a)	10,751	12,340,193
4.55%, 03/01/39 (Call 09/01/38)(a)	5,279	6,520,896
4.70%, 03/01/49 (Call 09/01/48)	10,115	13,166,133
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	7,369	7,666,374
3.25%, 11/15/39 (Call 05/15/39)	8,993	9,769,602
3.40%, 11/15/49 (Call 05/15/49)(a)	10,503	11,638,481
Medtronic Inc.
3.50%, 03/15/25(a)	30,341	33,334,176
4.38%, 03/15/35	21,753	27,765,403
4.63%, 03/15/45	18,088	24,429,343
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)(a)	7,837	8,563,308
3.50%, 03/15/26 (Call 12/15/25)	11,887	13,124,010
4.63%, 03/15/46 (Call 09/15/45)(a)	8,776	11,385,292
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)(a)	12,238	12,663,898
2.95%, 09/19/26 (Call 06/19/26)(a)	13,503	14,513,574
3.00%, 04/15/23 (Call 02/15/23)	8,969	9,375,841
3.20%, 08/15/27 (Call 05/15/27)(a)	4,926	5,343,375
4.10%, 08/15/47 (Call 02/15/47)(a)	7,194	8,810,488
4.15%, 02/01/24 (Call 11/01/23)	546	596,928
Health Care - ProductsZimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)(a)	15,039	16,257,203
		379,356,541

Security	Par (000)	Value

Health Care - Services — 2.2%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)(a)	$4,842	$4,991,399
3.50%, 11/15/24 (Call 08/15/24)(a)	11,474	12,345,298
3.88%, 08/15/47 (Call 02/15/47)(a)	10,494	11,024,174
6.63%, 06/15/36	8,704	12,069,010
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)(a)	11,686	12,012,267
2.88%, 09/15/29 (Call 06/15/29)(a)	3,136	3,223,392
3.35%, 12/01/24 (Call 10/01/24)(a)	9,409	10,055,219
3.50%, 08/15/24 (Call 05/15/24)(a)	12,160	13,055,500
3.65%, 12/01/27 (Call 09/01/27)(a)	14,287	15,621,314
3.70%, 09/15/49 (Call 03/15/49)(a)	8,797	9,014,457
4.10%, 03/01/28 (Call 12/01/27)(a)	11,451	12,814,146
4.38%, 12/01/47 (Call 06/01/47)(a)	15,085	17,162,296
4.55%, 03/01/48 (Call 09/01/47)(a)	9,362	10,984,254
4.63%, 05/15/42(a)	9,471	10,996,695
4.65%, 01/15/43	10,107	11,846,192
4.65%, 08/15/44 (Call 02/15/44)	8,337	9,738,130
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)(a)	11,070	11,601,941
3.35%, 10/01/29 (Call 04/01/29)	3,857	4,104,669
4.19%, 10/01/49 (Call 04/01/49)(a)	10,353	11,366,229
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)(a)	21,060	23,053,310
4.50%, 02/15/27 (Call 08/15/26)(a)	9,386	10,378,550
4.75%, 05/01/23(a)	4,046	4,402,232
5.00%, 03/15/24(a)	20,119	22,332,026
5.13%, 06/15/39 (Call 12/15/38)(a)	9,708	11,277,212
5.25%, 04/15/25	16,215	18,513,001
5.25%, 06/15/26 (Call 12/15/25)	25,117	28,865,572
5.25%, 06/15/49 (Call 12/15/48)	18,267	21,165,587
5.50%, 06/15/47 (Call 12/15/46)	16,839	19,956,753
Health Care - ServicesHumana Inc., 4.95%, 10/01/44 (Call 04/01/44)(a)	7,134	8,808,072
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	20,547	26,361,037
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	3,469	3,856,047
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)(a)	16,395	17,689,823
4.70%, 02/01/45 (Call 08/01/44)(a)	7,679	9,207,359
Health Care - ServicesQuest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	8,415	8,698,427
UnitedHealth Group Inc.
2.38%, 08/15/24(a)	8,445	8,748,378
2.88%, 03/15/23	8,710	9,096,674
2.88%, 08/15/29(a)	9,642	10,258,897
2.95%, 10/15/27(a)	11,807	12,608,211
3.10%, 03/15/26(a)	11,175	12,005,678
3.45%, 01/15/27(a)	5,331	5,849,727
3.50%, 06/15/23(a)	5,553	5,916,650
3.50%, 02/15/24	8,543	9,180,543
3.50%, 08/15/39 (Call 02/15/39)(a)	13,435	14,804,208
3.70%, 08/15/49 (Call 02/15/49)(a)	13,825	15,622,987
3.75%, 07/15/25(a)	19,866	21,979,814
3.75%, 10/15/47 (Call 04/15/47)	9,955	11,249,642
3.85%, 06/15/28	10,803	12,217,853
3.88%, 12/15/28	8,281	9,451,427
3.88%, 08/15/59 (Call 02/15/59)	13,761	15,671,525
4.20%, 01/15/47 (Call 07/15/46)	8,694	10,409,544
4.25%, 03/15/43 (Call 09/15/42)(a)	5,149	6,141,769

32	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.25%, 06/15/48 (Call 12/15/47)(a)	$13,563	$16,400,302
4.45%, 12/15/48 (Call 06/15/48)	11,170	13,911,536
4.63%, 07/15/35	9,974	12,564,924
4.75%, 07/15/45	16,935	21,840,377
5.80%, 03/15/36	9,919	13,608,278
6.88%, 02/15/38	11,777	17,990,716
		726,121,250
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)(a)	5,177	5,231,626
4.20%, 06/10/24 (Call 05/10/24)	12,175	12,964,526
		18,196,152
Insurance — 2.1%
InsuranceAflac Inc., 3.63%, 11/15/24(a)	6,891	7,517,672
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)(a)	19,013	20,744,999
3.88%, 01/15/35 (Call 07/15/34)	12,428	14,021,966
3.90%, 04/01/26 (Call 01/01/26)(a)	14,036	15,567,991
4.13%, 02/15/24(a)	6,358	6,946,161
4.20%, 04/01/28 (Call 01/01/28)(a)	5,045	5,725,319
4.38%, 01/15/55 (Call 07/15/54)(a)	9,352	10,844,389
4.50%, 07/16/44 (Call 01/16/44)(a)	24,137	29,557,494
4.75%, 04/01/48 (Call 10/01/47)(a)	10,828	13,807,332
4.80%, 07/10/45 (Call 01/10/45)(a)	6,723	8,413,633
6.25%, 05/01/36(a)	6,711	9,217,085
InsuranceAon Corp., 3.75%, 05/02/29 (Call 02/02/29)(a)	6,258	6,964,327
InsuranceAon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	9,620	10,738,043
InsuranceAthene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	8,415	9,054,585
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)(a)	24,908	30,895,818
4.25%, 01/15/49 (Call 07/15/48)(a)	22,879	28,451,121
5.75%, 01/15/40(a)	3,926	5,687,581
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)(a)	12,921	13,413,290
3.13%, 03/15/26 (Call 12/15/25)(a)	31,006	33,564,882
4.50%, 02/11/43(a)	10,991	13,882,398
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	20,965	21,263,967
4.70%, 06/22/47 (Call 12/22/46)	13,772	13,032,444
InsuranceChubb Corp. (The), 6.00%, 05/11/37(a)	10,662	15,574,524
Chubb INA Holdings Inc.
3.15%, 03/15/25	12,108	13,155,068
3.35%, 05/03/26 (Call 02/03/26)(a)	15,207	16,700,711
4.35%, 11/03/45 (Call 05/03/45)(a)	17,848	22,922,204
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)(a)	7,508	8,015,837
4.35%, 04/20/28 (Call 01/20/28)(a)	14,821	16,653,919
5.00%, 04/20/48 (Call 10/20/47)	15,317	17,322,519
Marsh & McLennan Companies Inc.
3.88%, 03/15/24 (Call 02/15/24)(a)	9,791	10,618,863
4.38%, 03/15/29 (Call 12/15/28)	15,382	17,896,686
4.90%, 03/15/49 (Call 09/15/48)(a)	13,563	17,944,158
MetLife Inc.
3.60%, 04/10/24(a)	7,296	7,955,480
4.05%, 03/01/45(a)	8,967	10,768,234
4.13%, 08/13/42	7,891	9,423,854
4.60%, 05/13/46 (Call 11/13/45)(a)	8,082	10,484,534

Security	Par (000)	Value

Insurance (continued)
4.88%, 11/13/43	$11,489	$15,022,267
5.70%, 06/15/35(a)	12,276	17,456,279
5.88%, 02/06/41	6,546	9,539,210
6.38%, 06/15/34(a)	8,733	12,999,333
Series D, 4.37%, 09/15/23(a).	5,558	6,145,597
InsuranceProgressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	9,017	11,157,547
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	16,026	17,219,338
3.91%, 12/07/47 (Call 06/07/47)(a)	10,670	11,868,088
3.94%, 12/07/49 (Call 06/07/49)(a)	9,750	11,120,976
4.35%, 02/25/50 (Call 08/25/49)(a)	9,590	11,424,570
4.60%, 05/15/44(a)	8,585	10,570,976
5.70%, 12/14/36(a)	5,491	7,658,752
Travelers Companies Inc. (The)
5.35%, 11/01/40(a)	6,149	8,756,453
6.25%, 06/15/37(a)	10,742	15,893,153
		691,581,627
Internet — 1.0%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	17,098	17,672,103
3.38%, 02/25/24(a)	1,194	1,295,063
Amazon.com Inc.
2.80%, 08/22/24 (Call 06/22/24)	21,555	22,725,109
3.15%, 08/22/27 (Call 05/22/27)	37,607	41,223,823
3.80%, 12/05/24 (Call 09/05/24)(a)	9,038	9,955,657
3.88%, 08/22/37 (Call 02/22/37)	29,429	35,395,415
4.05%, 08/22/47 (Call 02/22/47)(a)	36,411	46,831,442
4.25%, 08/22/57 (Call 02/22/57)(a)	22,452	30,111,920
4.80%, 12/05/34 (Call 06/05/34)(a)	14,567	19,286,124
4.95%, 12/05/44 (Call 06/05/44)(a)	16,267	22,840,648
5.20%, 12/03/25 (Call 09/03/25)	8,599	10,242,825
InternetBooking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	11,407	12,466,686
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)(a)	9,247	9,866,259
3.60%, 06/05/27 (Call 03/05/27)(a)	7,029	7,571,324
4.00%, 07/15/42 (Call 01/15/42)(a)	9,091	9,154,637
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(a)(b)	14,469	14,421,262
3.80%, 02/15/28 (Call 11/15/27)	13,886	14,264,288
5.00%, 02/15/26 (Call 11/15/25)(a)	1,261	1,437,307
		326,761,892
Iron & Steel — 0.1%
ArcelorMittal SA
3.60%, 07/16/24	9,477	9,892,720
4.55%, 03/11/26(a)	7,245	7,953,544
		17,846,264
Lodging — 0.1%
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	19,731	20,531,209
3.50%, 08/18/26 (Call 06/18/26)(a)	9,059	9,568,062
3.90%, 08/08/29 (Call 05/08/29)(a)	9,102	9,688,587
LodgingMarriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	903	958,683
		40,746,541
Machinery — 0.5%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	8,642	9,762,532

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
4.38%, 05/08/42	$7,100	$9,150,210
MachineryCaterpillar Financial Services Corp., 2.15%, 11/08/24(a)	850	874,883
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)(a)	10,148	10,930,578
3.40%, 05/15/24 (Call 02/15/24)(a)	12,342	13,227,384
3.80%, 08/15/42(a)	17,757	21,114,328
5.20%, 05/27/41	7,822	10,817,200
MachineryDeere & Co., 3.90%, 06/09/42 (Call 12/09/41)(a)	11,855	14,433,374
John Deere Capital Corp.
2.80%, 03/06/23(a)	9,385	9,796,641
3.45%, 03/13/25	4,574	4,980,887
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(b)	11,280	11,505,979
2.57%, 02/15/30 (Call 11/15/29)(a)(b)	12,500	12,847,166
3.11%, 02/15/40 (Call 08/15/39)(b)	10,000	10,455,469
3.36%, 02/15/50 (Call 08/15/49)(b)	10,550	10,907,119
MachineryWabtec Corp., 4.40%, 03/15/24 (Call 02/15/24)	6,742	7,325,944
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)(a)	3,647	3,809,291
4.95%, 09/15/28 (Call 06/15/28)(a)	14,308	16,403,357
		178,342,342
Manufacturing — 0.9%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(a)	7,585	7,737,962
2.38%, 08/26/29 (Call 05/26/29)(a)	13,245	13,563,248
2.88%, 10/15/27 (Call 07/15/27)(a)	9,624	10,244,980
3.25%, 02/14/24 (Call 01/14/24)(a)	7,377	7,878,964
3.25%, 08/26/49 (Call 02/26/49)(a)	9,026	9,470,681
3.38%, 03/01/29 (Call 12/01/28)(a)	8,941	9,838,077
4.00%, 09/14/48 (Call 03/14/48)(a)	12,430	14,742,682
Eaton Corp.
2.75%, 11/02/22	9,180	9,544,030
4.15%, 11/02/42(a)	8,819	10,850,214
General Electric Co.
3.38%, 03/11/24(a)	6,549	6,935,877
4.13%, 10/09/42(a)	8,560	9,339,739
4.50%, 03/11/44	7,172	8,285,447
5.88%, 01/14/38(a)	33,353	42,838,573
6.15%, 08/07/37(a)	10,728	14,120,201
6.88%, 01/10/39	22,739	32,031,895
Series A, 6.75%, 03/15/32	31,205	42,065,516
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	6,425	6,843,481
3.90%, 09/01/42 (Call 03/01/42)(a)	9,315	11,521,433
ManufacturingIngersoll-Rand Luxembourg Finance SA,
3.80%, 03/21/29 (Call 12/21/28)(a)	6,090	6,833,252
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)(a)	12,961	14,008,845
4.00%, 06/14/49 (Call 12/14/48)(a)	6,543	7,531,098
		296,226,195
Media — 4.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)(a)	16,658	17,650,004
4.20%, 03/15/28 (Call 12/15/27)	12,111	13,200,047
4.50%, 02/01/24 (Call 01/01/24)(a)	10,071	10,988,771

Security	Par (000)	Value

Media (continued)
4.80%, 03/01/50 (Call 09/01/49)(a)	$29,023	$31,321,125
4.91%, 07/23/25 (Call 04/23/25)(a)	53,675	60,143,890
5.05%, 03/30/29 (Call 12/30/28)(a)	7,268	8,403,549
5.13%, 07/01/49 (Call 01/01/49)(a)	10,363	11,528,684
5.38%, 04/01/38 (Call 10/01/37)(a)	6,064	6,969,500
5.38%, 05/01/47 (Call 11/01/46)	26,313	30,125,214
5.75%, 04/01/48 (Call 10/01/47)	26,653	31,662,882
6.38%, 10/23/35 (Call 04/23/35)(a)	17,655	23,282,639
6.48%, 10/23/45 (Call 04/23/45)	38,929	49,729,318
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	15,838	16,363,445
2.65%, 02/01/30 (Call 11/01/29)(a)	11,593	12,128,554
2.75%, 03/01/23 (Call 02/01/23)(a)	2,292	2,389,048
3.00%, 02/01/24 (Call 01/01/24)(a)	14,916	15,752,451
3.15%, 03/01/26 (Call 12/01/25)(a)	26,460	28,512,404
3.15%, 02/15/28 (Call 11/15/27)	19,947	21,566,816
3.20%, 07/15/36 (Call 01/15/36)(a)	7,929	8,594,624
3.25%, 11/01/39 (Call 05/01/39)(a)	10,264	11,093,436
3.30%, 02/01/27 (Call 11/01/26)(a)	8,638	9,388,013
3.38%, 02/15/25 (Call 11/15/24)(a)	14,953	16,138,691
3.38%, 08/15/25 (Call 05/15/25)(a)	17,580	19,084,755
3.40%, 07/15/46 (Call 01/15/46)(a)	14,515	15,747,267
3.45%, 02/01/50 (Call 08/01/49)(a)	19,521	21,504,744
3.55%, 05/01/28 (Call 02/01/28)(a)	14,982	16,653,811
3.60%, 03/01/24(a)	5,459	5,893,563
3.70%, 04/15/24 (Call 03/15/24)	21,919	23,789,850
3.90%, 03/01/38 (Call 09/01/37)(a)	10,625	12,505,765
3.95%, 10/15/25 (Call 08/15/25)(a)	30,724	34,413,919
3.97%, 11/01/47 (Call 05/01/47)(a)	21,184	25,163,059
4.00%, 08/15/47 (Call 02/15/47)(a)	10,086	11,931,862
4.00%, 03/01/48 (Call 09/01/47)	10,869	12,759,659
4.00%, 11/01/49 (Call 05/01/49)(a)	21,576	25,611,471
4.05%, 11/01/52 (Call 05/01/52)	15,558	18,522,410
4.15%, 10/15/28 (Call 07/15/28)	41,683	48,294,653
4.20%, 08/15/34 (Call 02/15/34)	12,553	15,089,340
4.25%, 10/15/30 (Call 07/15/30)	18,038	21,383,791
4.25%, 01/15/33(a)	19,702	23,800,101
4.40%, 08/15/35 (Call 02/15/35)	7,676	9,450,790
4.60%, 10/15/38 (Call 04/15/38)(a)	31,861	40,230,235
4.60%, 08/15/45 (Call 02/15/45)(a)	17,718	22,666,712
4.65%, 07/15/42(a)	13,434	17,139,011
4.70%, 10/15/48 (Call 04/15/48)(a)	42,480	55,683,098
4.75%, 03/01/44(a)	7,729	9,997,142
4.95%, 10/15/58 (Call 04/15/58)	25,955	35,480,238
5.65%, 06/15/35(a)	8,868	12,378,819
6.45%, 03/15/37	7,337	10,838,092
6.50%, 11/15/35	10,144	15,281,453
6.95%, 08/15/37	8,717	13,443,009
7.05%, 03/15/33	8,813	13,314,232
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)(a)	13,168	13,631,209
3.95%, 03/20/28 (Call 12/20/27)	21,608	23,437,180
4.13%, 05/15/29 (Call 02/15/29)(a)	8,877	9,797,112
4.88%, 04/01/43(a)	9,835	11,160,692
5.00%, 09/20/37 (Call 03/20/37)(a)	4,872	5,544,830
5.20%, 09/20/47 (Call 03/20/47)(a)	15,136	17,884,745
5.30%, 05/15/49 (Call 11/15/48)(a)	9,281	11,214,036
6.35%, 06/01/40(a)	7,929	10,503,264
Fox Corp.
4.03%, 01/25/24 (Call 12/25/23)(a)(b)	13,831	14,972,475

34	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.71%, 01/25/29 (Call 10/25/28)(a)(b)	$21,328	$25,075,210
5.48%, 01/25/39 (Call 07/25/38)(a)(b)	12,677	16,255,903
5.58%, 01/25/49 (Call 07/25/48)(b)	14,841	19,779,096
NBCUniversal Media LLC
4.45%, 01/15/43(a)	6,559	8,096,500
5.95%, 04/01/41(a)	12,591	18,395,436
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	11,484	11,951,743
5.50%, 09/01/41 (Call 03/01/41)(a)	12,328	14,393,977
5.88%, 11/15/40 (Call 05/15/40)(a)	13,703	17,029,873
6.55%, 05/01/37(a)	16,541	21,560,853
6.75%, 06/15/39(a)	16,041	21,347,015
7.30%, 07/01/38(a)	12,706	17,803,449
Time Warner Entertainment Co. LP
8.38%, 03/15/23(a)	6,689	7,974,569
8.38%, 07/15/33	11,902	17,566,709
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	9,619	9,796,570
2.95%, 06/15/27(a)	8,477	9,201,900
3.00%, 02/13/26(a)	8,393	9,139,178
3.15%, 09/17/25(a)	4,794	5,229,991
4.13%, 06/01/44	10,803	13,550,288
ViacomCBS Inc.
4.00%, 01/15/26 (Call 10/15/25)	9,411	10,438,261
4.25%, 09/01/23 (Call 06/01/23)(a)	1,542	1,672,325
4.38%, 03/15/43(a)	14,641	15,671,110
5.85%, 09/01/43 (Call 03/01/43)(a)	12,048	15,224,389
6.88%, 04/30/36	12,170	16,718,332
7.88%, 07/30/30(a)	8,267	11,900,084
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	4,453	4,520,761
2.00%, 09/01/29 (Call 06/01/29)(a)	17,361	17,470,864
2.75%, 09/01/49 (Call 03/01/49)(a)	20,755	21,049,096
6.20%, 12/15/34	11,838	17,702,301
6.40%, 12/15/35(a)	8,646	13,087,840
6.65%, 11/15/37	15,617	24,433,042
		1,597,168,164
Metal Fabricate & Hardware — 0.0%
Metal Fabricate & HardwarePrecision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	94	101,953
Mining — 0.5%
MiningBarrick Gold Corp., 5.25%, 04/01/42	7,868	10,191,706
Barrick North America Finance LLC
5.70%, 05/30/41	9,246	12,249,630
5.75%, 05/01/43(a)	7,684	10,696,235
MiningBarrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	7,535	10,285,426
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	11,433	13,776,393
5.00%, 09/30/43(a)	25,493	34,306,746
Newmont Corp.
3.70%, 03/15/23 (Call 12/15/22)(a)	520	551,062
4.88%, 03/15/42 (Call 09/15/41)	9,775	12,293,566
6.25%, 10/01/39(a)	10,096	14,685,029
MiningRio Tinto Alcan Inc., 6.13%, 12/15/33	6,967	9,856,981
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	11,187	12,378,305
5.20%, 11/02/40(a)	11,351	15,627,663
7.13%, 07/15/28	5,783	7,978,875

Security	Par (000)	Value

Mining (continued)
MiningRio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	$10,741	$12,980,469
		177,858,086
Oil & Gas — 5.5%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)(a)	9,439	8,481,262
4.38%, 10/15/28 (Call 07/15/28)	2,912	3,077,073
4.75%, 04/15/43 (Call 10/15/42)(a)	16,331	15,344,550
5.10%, 09/01/40 (Call 03/01/40)(a)	15,622	15,456,185
BP Capital Markets America Inc.
2.75%, 05/10/23(a)	723	748,657
3.02%, 01/16/27 (Call 10/16/26)(a)	10,673	11,313,650
3.12%, 05/04/26 (Call 02/04/26)(a)	14,540	15,593,599
3.22%, 11/28/23 (Call 09/28/23)	8,804	9,304,719
3.22%, 04/14/24 (Call 02/14/24)	10,756	11,422,863
3.41%, 02/11/26 (Call 12/11/25)(a)	10,450	11,368,831
3.79%, 02/06/24 (Call 01/06/24)	11,482	12,389,228
3.80%, 09/21/25 (Call 07/21/25)(a)	14,360	15,883,221
3.94%, 09/21/28 (Call 06/21/28)(a)	5,995	6,778,845
4.23%, 11/06/28 (Call 08/06/28)(a)	25,013	28,965,047
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	15,365	16,530,317
3.51%, 03/17/25(a)	13,358	14,514,494
3.54%, 11/04/24(a)	15,091	16,330,552
3.72%, 11/28/28 (Call 08/28/28)	9,654	10,757,457
3.81%, 02/10/24	15,098	16,327,577
3.99%, 09/26/23	5,007	5,418,452
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)(a)	12,208	13,029,767
4.95%, 06/01/47 (Call 12/01/46)(a)	9,132	10,863,687
6.25%, 03/15/38(a)	10,962	14,277,912
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)(a)	10,261	10,798,360
5.40%, 06/15/47 (Call 12/15/46)(a)	9,888	10,840,719
6.75%, 11/15/39	14,847	17,855,124
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)(a)	2,382	2,464,778
2.90%, 03/03/24 (Call 01/03/24)(a)	10,551	11,093,914
2.95%, 05/16/26 (Call 02/16/26)(a)	26,266	28,088,172
3.19%, 06/24/23 (Call 03/24/23)(a)	12,400	13,064,841
3.33%, 11/17/25 (Call 08/17/25)(a)	14,695	16,041,141
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	9,922	10,255,782
4.38%, 06/01/24 (Call 03/01/24)(a)	2,438	2,587,158
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)(a)	13,311	13,861,397
4.30%, 08/15/28 (Call 05/15/28)	10,949	11,813,790
4.88%, 10/01/47 (Call 04/01/47)(a)	7,948	8,824,664
Oil & GasConocoPhillips, 6.50%, 02/01/39	29,236	43,311,804
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	7,225	8,669,336
4.95%, 03/15/26 (Call 12/15/25)	15,977	18,738,308
Oil & GasConocoPhillips Holding Co., 6.95%, 04/15/29	15,554	21,309,218
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)(a)	1,490	1,515,735
4.38%, 01/15/28 (Call 10/15/27)(a)	14,908	14,517,735
4.50%, 04/15/23 (Call 01/15/23)(a)	12,280	13,027,554
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)(a)	2,374	2,458,491
5.00%, 06/15/45 (Call 12/15/44)(a)	10,529	11,359,773

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.60%, 07/15/41 (Call 01/15/41)(a)	$15,206	$17,428,571
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)(a)	10,350	10,452,405
3.25%, 12/01/26 (Call 10/01/26)(a)	10,604	10,751,608
3.50%, 12/01/29 (Call 09/01/29)(a)	13,016	12,914,605
5.38%, 05/31/25 (Call 05/31/20)(a)	1,040	1,085,500
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	1,855	1,912,468
4.15%, 01/15/26 (Call 10/15/25)(a)	12,412	13,947,516
Equinor ASA
2.65%, 01/15/24	7,489	7,822,800
3.25%, 11/18/49 (Call 05/18/49)(a)	10,294	10,926,437
3.63%, 09/10/28 (Call 06/10/28)(a)	2,946	3,308,855
3.70%, 03/01/24(a)	8,995	9,748,053
3.95%, 05/15/43(a)	8,271	9,602,060
4.80%, 11/08/43(a)	7,687	10,084,409
5.10%, 08/17/40(a)	7,898	10,466,956
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(a)	7,291	7,441,156
2.28%, 08/16/26 (Call 06/16/26)	16,155	16,602,216
2.44%, 08/16/29 (Call 05/16/29)	13,284	13,799,584
2.71%, 03/06/25 (Call 12/06/24)(a)	17,385	18,253,165
2.73%, 03/01/23 (Call 01/01/23)	1,894	1,962,960
3.00%, 08/16/39 (Call 02/16/39)(a)	5,600	5,849,899
3.04%, 03/01/26 (Call 12/01/25)(a)	27,110	29,171,572
3.10%, 08/16/49 (Call 02/16/49)(a)	17,112	17,634,250
3.18%, 03/15/24 (Call 12/15/23)	2,396	2,543,871
3.57%, 03/06/45 (Call 09/06/44)(a)	10,343	11,484,757
4.11%, 03/01/46 (Call 09/01/45)(a)	26,648	32,379,630
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	4,506	4,779,927
5.60%, 02/15/41(a)	13,753	14,837,896
6.00%, 01/15/40(a)	7,838	8,754,315
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)(a)	340	365,699
4.40%, 04/15/29 (Call 01/15/29)(a)	11,518	12,420,571
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)(a)	7,909	8,357,337
4.40%, 07/15/27 (Call 04/15/27)(a)	11,888	13,017,800
6.60%, 10/01/37(a)	7,754	9,430,039
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(a)	4,862	5,175,850
4.75%, 09/15/44 (Call 03/15/44)(a)	8,208	9,178,456
6.50%, 03/01/41 (Call 09/01/40)	13,290	17,830,541
Oil & GasNewfield Exploration Co., 5.63%, 07/01/24(a)	8,240	9,146,850
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)(a)	8,074	8,325,101
5.25%, 11/15/43 (Call 05/15/43)(a)	10,609	11,205,761
6.00%, 03/01/41 (Call 09/01/40)(a)	9,030	10,444,953
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)(a)	30,940	31,309,764
3.00%, 02/15/27 (Call 11/15/26)(a)	7,804	7,798,721
3.20%, 08/15/26 (Call 06/15/26)	11,840	12,058,595
3.40%, 04/15/26 (Call 01/15/26)(a)	13,050	13,349,756
3.50%, 06/15/25 (Call 03/15/25)(a)	11,105	11,592,854
3.50%, 08/15/29 (Call 05/15/29)(a)	17,380	17,463,905
4.10%, 02/15/47 (Call 08/15/46)	7,400	6,656,240
4.20%, 03/15/48 (Call 09/15/47)(a)	9,272	8,614,967
4.30%, 08/15/39 (Call 02/15/39)(a)	5,653	5,507,851
4.40%, 04/15/46 (Call 10/15/45)(a)	13,124	12,017,647

Security	Par (000)	Value

Oil & Gas (continued)
4.40%, 08/15/49 (Call 02/15/49)(a)	$8,895	$8,462,000
4.63%, 06/15/45 (Call 12/15/44)	7,278	7,001,637
5.55%, 03/15/26 (Call 12/15/25)	12,623	14,463,640
6.45%, 09/15/36(a)	18,237	21,515,954
6.60%, 03/15/46 (Call 09/15/45)	10,597	12,816,392
7.50%, 05/01/31	8,406	11,585,985
Oil & GasOvintiv Inc., 6.50%, 08/15/34(a)	7,317	7,934,409
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	8,010	8,872,188
4.65%, 11/15/34 (Call 05/15/34)(a)	10,966	13,387,918
4.88%, 11/15/44 (Call 05/15/44)(a)	17,932	21,576,164
5.88%, 05/01/42(a)	15,400	21,372,795
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(a)	15,663	15,936,581
2.38%, 11/07/29 (Call 08/07/29)(a)	17,909	18,217,373
2.50%, 09/12/26(a)	9,377	9,790,101
2.88%, 05/10/26(a)	19,055	20,298,396
3.13%, 11/07/49 (Call 05/07/49)(a)	13,250	13,599,886
3.25%, 05/11/25(a)	25,167	27,203,259
3.40%, 08/12/23(a)	5,291	5,644,494
3.50%, 11/13/23 (Call 10/13/23)	5,411	5,792,937
3.75%, 09/12/46(a)	14,676	16,664,183
3.88%, 11/13/28 (Call 08/13/28)	21,816	24,698,720
4.00%, 05/10/46	24,559	28,899,118
4.13%, 05/11/35	12,773	15,445,771
4.38%, 05/11/45	32,825	40,434,137
4.55%, 08/12/43(a)	14,593	18,295,033
5.50%, 03/25/40(a)	1,609	2,256,877
6.38%, 12/15/38	29,425	44,470,653
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)(a)	8,039	8,707,777
4.00%, 11/15/47 (Call 05/15/47)(a)	6,826	7,565,992
6.50%, 06/15/38	11,030	15,357,844
6.80%, 05/15/38	10,050	14,410,067
6.85%, 06/01/39	7,913	11,501,406
Oil & GasTotal Capital Canada Ltd., 2.75%, 07/15/23(a)	4,254	4,440,897
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(a)	13,435	13,944,428
2.83%, 01/10/30 (Call 10/10/29)(a)	13,296	14,054,679
3.46%, 02/19/29 (Call 11/19/28)(a)	11,475	12,700,026
3.46%, 07/12/49 (Call 01/12/49)(a)	11,273	12,249,432
3.70%, 01/15/24(a)	9,889	10,716,472
3.75%, 04/10/24(a)	10,540	11,439,022
Oil & GasTotal Capital SA, 3.88%, 10/11/28	13,421	15,316,534
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)(a)	16,682	17,887,777
4.00%, 04/01/29 (Call 01/01/29)(a)	13,705	14,810,300
4.35%, 06/01/28 (Call 03/01/28)(a)	853	950,749
6.63%, 06/15/37(a)	15,589	20,603,723
7.50%, 04/15/32(a)	8,364	11,602,366
		1,808,788,530
Oil & Gas Services — 0.5%
Oil & Gas ServicesBaker Hughes a GE Co. LLC, 5.13%, 09/15/40(a)	9,408	11,452,909
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)(a)	22,088	23,152,003
4.08%, 12/15/47 (Call 06/15/47)(a)	15,228	16,324,210
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	2,098	2,208,852

36	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
3.80%, 11/15/25 (Call 08/15/25)(a)	$25,169	$27,567,120
4.75%, 08/01/43 (Call 02/01/43)(a)	9,017	9,736,185
4.85%, 11/15/35 (Call 05/15/35)(a)	9,520	11,035,630
5.00%, 11/15/45 (Call 05/15/45)	19,333	20,782,722
6.70%, 09/15/38(a)	9,825	12,809,678
7.45%, 09/15/39(a)	10,007	14,087,367
Oil & Gas ServicesSchlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	12,609	13,459,047
		162,615,723
Packaging & Containers — 0.1%
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)(a)	9,511	10,889,921
4.90%, 03/15/29 (Call 12/15/28)(a)	6,779	7,992,490
		18,882,411
Pharmaceuticals — 9.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)(a)(b)	37,334	38,606,746
2.85%, 05/14/23 (Call 03/14/23)(a)	12,837	13,320,257
2.95%, 11/21/26 (Call 09/21/26)(b)	40,381	42,352,893
3.20%, 05/14/26 (Call 02/14/26)(a)	22,224	23,586,158
3.20%, 11/21/29 (Call 08/21/29)(a)(b)	56,814	60,059,051
3.60%, 05/14/25 (Call 02/14/25)(a)	41,421	44,666,737
3.75%, 11/14/23 (Call 10/14/23)(a)	8,049	8,618,212
4.05%, 11/21/39 (Call 05/21/39)(b)	41,820	46,443,485
4.25%, 11/14/28 (Call 08/14/28)(a)	20,234	23,065,536
4.25%, 11/21/49 (Call 05/21/49)(a)(b)	63,153	70,916,120
4.30%, 05/14/36 (Call 11/14/35)(a)	7,702	8,894,387
4.40%, 11/06/42(a)	27,339	31,596,549
4.45%, 05/14/46 (Call 11/14/45)(a)	21,542	24,803,765
4.50%, 05/14/35 (Call 11/14/34)	24,816	29,179,849
4.70%, 05/14/45 (Call 11/14/44)(a)	27,030	31,878,068
4.88%, 11/14/48 (Call 05/14/48)(a)	18,501	22,736,023
PharmaceuticalsAllergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	7,144	7,416,116
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	2,953	3,057,772
3.80%, 03/15/25 (Call 12/15/24)(a)	43,057	46,852,014
3.85%, 06/15/24 (Call 03/15/24)	12,685	13,701,084
4.55%, 03/15/35 (Call 09/15/34)	19,731	23,212,016
4.75%, 03/15/45 (Call 09/15/44)	11,110	13,340,501
4.85%, 06/15/44 (Call 12/15/43)	12,101	14,329,066
PharmaceuticalsAmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	5,863	6,359,639
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	8,164	8,778,575
3.38%, 11/16/25(a)	24,840	27,099,553
3.50%, 08/17/23 (Call 07/17/23)(a)	1,966	2,097,272
4.00%, 01/17/29 (Call 10/17/28)(a)	10,189	11,795,921
4.00%, 09/18/42	11,825	14,146,828
4.38%, 11/16/45(a)	8,480	10,781,475
4.38%, 08/17/48 (Call 02/17/48)(a)	5,657	7,279,637
6.45%, 09/15/37(a)	30,418	45,360,560
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)(a)	15,531	16,536,941
3.70%, 06/06/27 (Call 03/06/27)	21,502	23,683,726
3.73%, 12/15/24 (Call 09/15/24)	16,077	17,432,056
4.67%, 06/06/47 (Call 12/06/46)(a)	13,944	17,860,068
4.69%, 12/15/44 (Call 06/15/44)	10,187	12,720,298

Security	Par (000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
2.90%, 07/26/24 (Call 06/26/24)(b)	$38,175	$40,206,422
3.20%, 06/15/26 (Call 04/15/26)(a)(b)	28,720	31,364,394
3.25%, 02/27/27	6,628	7,273,128
3.40%, 07/26/29 (Call 04/26/29)(a)(b)	39,136	43,873,612
3.45%, 11/15/27 (Call 08/15/27)(a)(b)	7,586	8,422,907
3.63%, 05/15/24 (Call 02/15/24)(b)	13,536	14,599,866
3.88%, 08/15/25 (Call 05/15/25)(a)(b)	28,950	32,061,589
3.90%, 02/20/28 (Call 11/20/27)(a)(b)	20,445	23,194,773
4.13%, 06/15/39 (Call 12/15/38)(a)(b)	18,900	22,928,673
4.25%, 10/26/49 (Call 04/26/49)(a)(b)	39,661	50,852,874
4.35%, 11/15/47 (Call 05/15/47)(b)	12,113	15,465,635
4.55%, 02/20/48 (Call 08/20/47)(a)(b)	14,329	18,758,578
4.63%, 05/15/44 (Call 11/15/43)(a)(b)	8,395	10,866,750
5.00%, 08/15/45 (Call 02/15/45)(a)(b)	19,858	27,116,580
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)(a)	7,561	7,944,965
3.41%, 06/15/27 (Call 03/15/27)(a)	12,489	13,271,137
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(b)	1,852	1,930,287
3.25%, 04/15/25 (Call 01/15/25)(b)	13,547	14,491,920
3.40%, 03/01/27 (Call 12/01/26)(b)	8,356	8,984,604
3.75%, 07/15/23 (Call 06/15/23)(a)	25,988	27,693,603
3.88%, 10/15/47 (Call 04/15/47)(a)(b)	8,956	9,540,309
4.13%, 11/15/25 (Call 09/15/25)(a)	32,319	35,947,315
4.38%, 10/15/28 (Call 07/15/28)(a)	39,899	45,417,287
4.50%, 02/25/26 (Call 11/27/25)(a)(b)	13,888	15,688,633
4.80%, 08/15/38 (Call 02/15/38)	22,006	26,466,508
4.80%, 07/15/46 (Call 01/16/46)(a)(b)	13,785	16,527,865
4.90%, 12/15/48 (Call 06/15/48)(a)	30,966	38,326,977
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(a)	10,086	10,416,960
2.88%, 06/01/26 (Call 03/01/26)	18,288	19,013,207
3.00%, 08/15/26 (Call 06/15/26)(a)	1,280	1,341,742
3.25%, 08/15/29 (Call 05/15/29)(a)	5,178	5,447,481
3.70%, 03/09/23 (Call 02/09/23)(a)	43,554	45,932,893
3.88%, 07/20/25 (Call 04/20/25)(a)	26,684	29,061,136
4.00%, 12/05/23 (Call 09/05/23)	4,866	5,237,484
4.10%, 03/25/25 (Call 01/25/25)(a)	61,151	66,997,763
4.30%, 03/25/28 (Call 12/25/27)(a)	93,208	104,131,101
4.78%, 03/25/38 (Call 09/25/37)	56,216	66,106,784
5.05%, 03/25/48 (Call 09/25/47)	88,426	108,843,572
5.13%, 07/20/45 (Call 01/20/45)(a)	38,489	47,064,222
5.30%, 12/05/43 (Call 06/05/43)	2,222	2,755,253
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)(a)	13,944	15,545,779
3.95%, 03/15/49 (Call 09/15/48)(a)	12,639	15,501,893
4.15%, 03/15/59 (Call 09/15/58)	10,607	13,320,838
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	11,397	11,904,880
3.38%, 05/15/23(a)	3,306	3,508,616
3.63%, 05/15/25(a)	9,840	10,878,273
3.88%, 05/15/28(a)	19,108	21,922,341
6.38%, 05/15/38	28,818	43,201,251
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	9,063	9,639,084
3.38%, 06/01/29 (Call 03/01/29)	10,521	11,701,725
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)(a)	21,161	22,265,077
2.63%, 01/15/25 (Call 11/15/24)(a)	7,616	8,067,815

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.90%, 01/15/28 (Call 10/15/27)(a)	$16,561	$18,042,564
2.95%, 03/03/27 (Call 12/03/26)(a)	13,323	14,520,790
3.38%, 12/05/23(a)	8,712	9,463,886
3.40%, 01/15/38 (Call 07/15/37)(a)	10,599	12,051,083
3.50%, 01/15/48 (Call 07/15/47)(a)	12,332	14,692,894
3.55%, 03/01/36 (Call 09/01/35)(a)	9,918	11,509,921
3.63%, 03/03/37 (Call 09/03/36)(a)	16,077	18,841,480
3.70%, 03/01/46 (Call 09/01/45)(a)	17,287	20,971,463
3.75%, 03/03/47 (Call 09/03/46)(a)	9,411	11,532,194
4.38%, 12/05/33 (Call 06/05/33)	13,601	17,088,394
5.95%, 08/15/37(a)	10,851	16,356,758
PharmaceuticalsMead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	6,145	6,892,424
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)(a)	24,924	26,377,361
2.80%, 05/18/23(a)	22,208	23,193,891
2.90%, 03/07/24 (Call 02/07/24)(a)	7,771	8,237,378
3.40%, 03/07/29 (Call 12/07/28)(a)	18,228	20,401,705
3.70%, 02/10/45 (Call 08/10/44)(a)	22,301	26,514,058
3.90%, 03/07/39 (Call 09/07/38)(a)	8,378	10,218,339
4.00%, 03/07/49 (Call 09/07/48)(a)	13,955	17,620,764
4.15%, 05/18/43(a)	13,871	17,622,105
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(a)	10,299	11,503,417
5.20%, 04/15/48 (Call 10/15/47)(a)	6,509	7,545,823
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	21,478	23,198,796
3.95%, 06/15/26 (Call 03/15/26)(b)	1,922	2,082,583
5.25%, 06/15/46 (Call 12/15/45)(a)	9,661	11,234,088
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	10,000	10,176,421
2.00%, 02/14/27 (Call 12/14/26)	10,000	10,227,977
2.20%, 08/14/30 (Call 05/14/30)	15,000	15,475,823
2.75%, 08/14/50 (Call 02/14/50)	15,000	15,558,302
3.00%, 11/20/25 (Call 08/20/25)(a)	16,600	17,958,939
3.10%, 05/17/27 (Call 02/17/27)(a)	10,958	11,938,382
3.40%, 05/06/24(a)	12,067	13,067,257
4.00%, 11/20/45 (Call 05/20/45)(a)	11,229	14,099,717
4.40%, 05/06/44(a)	20,785	27,184,386
Pfizer Inc.
2.75%, 06/03/26(a)	15,697	16,805,811
2.95%, 03/15/24 (Call 02/15/24)(a)	4,249	4,494,966
3.00%, 06/15/23(a)	9,623	10,164,059
3.00%, 12/15/26(a)	18,273	19,845,448
3.20%, 09/15/23 (Call 08/15/23)(a)	4,457	4,738,061
3.40%, 05/15/24(a)	11,780	12,752,808
3.45%, 03/15/29 (Call 12/15/28)(a)	20,394	22,820,609
3.60%, 09/15/28 (Call 06/15/28)	13,435	15,243,716
3.90%, 03/15/39 (Call 09/15/38)(a)	8,199	9,819,385
4.00%, 12/15/36(a)	3,346	4,002,215
4.00%, 03/15/49 (Call 09/15/48)(a)	11,724	14,547,431
4.13%, 12/15/46	11,193	13,913,580
4.20%, 09/15/48 (Call 03/15/48)(a)	11,619	14,687,766
4.30%, 06/15/43	9,000	11,348,343
4.40%, 05/15/44	11,486	14,683,986
7.20%, 03/15/39(a)	24,836	41,547,345
Sanofi
3.38%, 06/19/23 (Call 05/19/23)(a)	7,847	8,363,960
3.63%, 06/19/28 (Call 03/19/28)(a)	3,367	3,855,270

Security	Par (000)	Value

Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/23 (Call 07/23/23)	$15,827	$16,427,597
3.20%, 09/23/26 (Call 06/23/26)(a)	32,162	34,490,587
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 (Call 10/26/23)	9,512	10,436,644
5.00%, 11/26/28 (Call 08/26/28)(a)	19,110	23,301,656
Wyeth LLC
5.95%, 04/01/37(a)	23,445	33,991,417
6.50%, 02/01/34	11,487	17,170,386
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	12,811	13,706,685
3.25%, 02/01/23 (Call 11/01/22)	7,594	7,969,886
4.50%, 11/13/25 (Call 08/13/25)(a)	7,166	8,186,927
4.70%, 02/01/43 (Call 08/01/42)(a)	9,561	12,275,396
		3,108,582,618
Pipelines — 3.8%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(b)	16,700	16,718,621
5.13%, 06/30/27 (Call 01/01/27)	16,517	17,995,452
5.88%, 03/31/25 (Call 10/02/24)	16,092	18,047,537
7.00%, 06/30/24 (Call 01/01/24)	8,439	9,667,323
PipelinesEnable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)(a)	8,904	9,021,385
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(a)	12,337	12,786,909
4.00%, 10/01/23 (Call 07/01/23)(a)	4,785	5,138,074
4.25%, 12/01/26 (Call 09/01/26)(a)	11,960	13,526,327
5.50%, 12/01/46 (Call 06/01/46)	7,897	10,535,464
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	15,960	16,255,199
3.75%, 05/15/30 (Call 02/15/30)	17,935	18,177,644
4.05%, 03/15/25 (Call 12/15/24)(a)	10,994	11,763,518
4.25%, 03/15/23 (Call 12/15/22)	2,727	2,888,265
4.50%, 04/15/24 (Call 03/15/24)	9,130	9,873,103
4.75%, 01/15/26 (Call 10/15/25)(a)	11,469	12,644,891
4.95%, 06/15/28 (Call 03/15/28)(a)	9,575	10,546,615
5.00%, 05/15/50 (Call 11/15/49)	23,275	23,509,179
5.15%, 03/15/45 (Call 09/15/44)	5,075	5,153,104
5.25%, 04/15/29 (Call 01/15/29)(a)	20,268	22,780,612
5.30%, 04/15/47 (Call 10/15/46)(a)	8,633	8,961,269
5.50%, 06/01/27 (Call 03/01/27)(a)	8,002	9,155,368
5.88%, 01/15/24 (Call 10/15/23)(a)	7,117	7,981,372
6.13%, 12/15/45 (Call 06/15/45)(a)	11,267	12,677,995
6.25%, 04/15/49 (Call 10/15/48)(a)	17,145	19,807,716
6.50%, 02/01/42 (Call 08/01/41)(a)	8,665	10,161,518
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	10,870	12,237,042
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)(a)	12,315	12,591,176
3.13%, 07/31/29 (Call 04/30/29)(a)	13,701	14,310,722
3.35%, 03/15/23 (Call 12/15/22)(a)	8,715	9,144,324
3.70%, 02/15/26 (Call 11/15/25)(a)	12,735	13,943,029
3.70%, 01/31/51 (Call 07/31/50)	6,650	6,613,337
3.75%, 02/15/25 (Call 11/15/24)(a)	15,312	16,622,335
3.90%, 02/15/24 (Call 11/15/23)(a)	5,116	5,509,919
3.95%, 01/31/60 (Call 07/31/59)(a)	7,299	7,170,336
4.15%, 10/16/28 (Call 07/16/28)	11,488	12,943,773
4.20%, 01/31/50 (Call 07/31/49)(a)	13,177	14,027,762
4.25%, 02/15/48 (Call 08/15/47)(a)	15,042	16,019,873
4.45%, 02/15/43 (Call 08/15/42)(a)	12,709	14,291,945
4.80%, 02/01/49 (Call 08/01/48)	12,802	14,885,532

38	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.85%, 08/15/42 (Call 02/15/42)(a)	$9,639	$11,305,149
4.85%, 03/15/44 (Call 09/15/43)(a)	13,417	15,337,564
4.90%, 05/15/46 (Call 11/15/45)(a)	11,631	13,707,321
5.10%, 02/15/45 (Call 08/15/44)(a)	11,904	14,321,663
5.95%, 02/01/41	6,680	8,537,383
Kinder Morgan Energy Partners LP 5.50%, 03/01/44 (Call 09/01/43)	7,749	9,189,951
6.95%, 01/15/38	11,079	14,857,493
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)(a)	12,269	13,530,939
4.30%, 03/01/28 (Call 12/01/27)(a)	13,760	15,355,283
5.05%, 02/15/46 (Call 08/15/45)(a)	10,339	11,559,522
5.20%, 03/01/48 (Call 09/01/47)(a)	10,253	12,013,138
5.30%, 12/01/34 (Call 06/01/34)(a)	2,129	2,552,761
5.55%, 06/01/45 (Call 12/01/44)(a)	20,160	23,960,033
7.75%, 01/15/32	7,018	10,219,351
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)(a)	14,445	15,112,508
4.13%, 03/01/27 (Call 12/01/26)(a)	13,131	14,088,081
4.50%, 07/15/23 (Call 04/15/23)(a)	3,133	3,390,127
4.50%, 04/15/38 (Call 10/15/37)(a)	17,238	17,534,856
4.70%, 04/15/48 (Call 10/15/47)(a)	15,609	15,852,084
4.80%, 02/15/29 (Call 11/15/28)(a)	11,018	12,342,909
4.88%, 12/01/24 (Call 09/01/24)(a)	12,071	13,381,994
4.88%, 06/01/25 (Call 03/01/25)	14,254	15,866,059
5.20%, 03/01/47 (Call 09/01/46)(a)	9,963	10,941,563
5.50%, 02/15/49 (Call 08/15/48)(a)	14,878	16,687,684
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)(a)	7,652	7,919,717
4.45%, 09/01/49 (Call 03/01/49)(a)	7,191	7,328,403
4.55%, 07/15/28 (Call 04/15/28)(a)	16,175	18,079,050
5.20%, 07/15/48 (Call 01/15/48)	8,850	10,054,279
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	9,802	9,621,916
3.60%, 11/01/24 (Call 08/01/24)(a)	8,645	9,004,612
4.50%, 12/15/26 (Call 09/15/26)(a)	9,093	9,905,178
4.65%, 10/15/25 (Call 07/15/25)(a)	12,194	13,278,166
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	16,377	17,385,394
5.00%, 03/15/27 (Call 09/15/26)(a)	14,233	15,724,280
5.63%, 04/15/23 (Call 01/15/23)(a)	14,302	15,697,982
5.63%, 03/01/25 (Call 12/01/24)(a)	14,940	16,985,172
5.75%, 05/15/24 (Call 02/15/24)(a)	19,830	22,305,413
5.88%, 06/30/26 (Call 12/31/25)	21,415	24,848,827
PipelinesSpectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)(a)	5,603	6,191,225
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)(a)	3,780	3,969,559
5.35%, 05/15/45 (Call 11/15/44)	9,515	9,926,809
5.40%, 10/01/47 (Call 04/01/47)	16,848	17,803,512
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)(a)	17,784	20,022,485
4.63%, 03/01/34 (Call 12/01/33)	14,883	17,262,181
4.88%, 01/15/26 (Call 10/15/25)	3,089	3,552,196
4.88%, 05/15/48 (Call 11/15/47)(a)	10,995	13,126,715
5.10%, 03/15/49 (Call 09/15/48)	9,723	12,065,156
6.10%, 06/01/40(a)	6,539	8,874,962
6.20%, 10/15/37(a)	10,347	14,023,888
7.63%, 01/15/39(a)	13,286	20,222,465

Security	Par (000)	Value

Pipelines (continued)
PipelinesTranscontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)(a)	$12,251	$15,829,597
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)(a)	3,660	3,652,711
4.05%, 02/01/30 (Call 11/01/29)	12,375	12,145,122
5.25%, 02/01/50 (Call 08/01/49)(a)	6,150	5,699,870
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)(a)	16,882	17,781,686
3.90%, 01/15/25 (Call 10/15/24)(a)	10,317	11,045,502
4.00%, 09/15/25 (Call 06/15/25)(a)	9,954	10,775,243
4.30%, 03/04/24 (Call 12/04/23)(a)	4,986	5,403,685
4.55%, 06/24/24 (Call 03/24/24)(a)	1,921	2,109,559
4.85%, 03/01/48 (Call 09/01/47)(a)	9,396	9,933,366
5.10%, 09/15/45 (Call 03/15/45)(a)	10,146	11,135,203
6.30%, 04/15/40(a)	12,509	14,984,566
		1,263,406,633
Real Estate Investment Trusts — 1.5%
Real Estate Investment TrustsAlexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)	7,036	7,778,386
American Tower Corp.
2.40%, 03/15/25 (Call 02/15/25)	8,770	9,014,803
2.75%, 01/15/27 (Call 11/15/26)(a)	5,600	5,842,010
2.90%, 01/15/30 (Call 10/15/29)(a)	8,155	8,472,507
3.38%, 10/15/26 (Call 07/15/26)(a)	8,889	9,613,539
3.55%, 07/15/27 (Call 04/15/27)(a)	7,375	7,991,308
3.80%, 08/15/29 (Call 05/15/29)(a)	17,445	19,276,887
4.00%, 06/01/25 (Call 03/01/25)(a)	7,851	8,630,231
5.00%, 02/15/24(a)	12,269	13,791,195
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	14,858	15,629,298
3.20%, 01/15/25 (Call 10/15/24)(a)	10,486	11,173,174
3.40%, 06/21/29 (Call 03/21/29)	9,790	10,717,326
3.65%, 02/01/26 (Call 11/03/25)(a)	11,763	12,856,598
3.85%, 02/01/23 (Call 11/01/22)	2,369	2,514,961
4.50%, 12/01/28 (Call 09/01/28)(a)	5,624	6,637,856
Real Estate Investment TrustsBrixmor Operating Partnership LP, 4.13%, 05/15/29 (Call 02/15/29)(a)	4,721	5,300,761
Real Estate Investment TrustsCC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	9,757	10,386,496
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	3,194	3,334,001
3.20%, 09/01/24 (Call 07/01/24)(a)	8,047	8,507,490
3.65%, 09/01/27 (Call 06/01/27)(a)	9,437	10,316,205
3.70%, 06/15/26 (Call 03/15/26)	6,300	6,864,512
3.80%, 02/15/28 (Call 11/15/27)(a)	12,855	14,136,448
4.45%, 02/15/26 (Call 11/15/25)	8,009	9,105,730
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	5,806	6,322,105
3.70%, 08/15/27 (Call 05/15/27)(a)	12,408	13,707,646
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	3,815	3,916,336
3.20%, 11/18/29 (Call 08/18/29)(a)	21,480	22,612,640
5.38%, 05/15/27 (Call 05/15/22)	2,981	3,217,244
5.88%, 01/15/26 (Call 01/15/21)	1,691	1,788,588
Real Estate Investment TrustsERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	6,658	8,580,508
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	9,206	10,396,015
5.30%, 01/15/29 (Call 10/15/28)(a)	7,916	9,246,553
5.38%, 04/15/26 (Call 01/15/26)(a)	9,240	10,510,980

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	$3,629	$3,828,457
3.88%, 08/15/24 (Call 05/17/24)(a)	9,724	10,549,675
4.00%, 06/01/25 (Call 03/01/25)(a)	10,213	11,325,103
Real Estate Investment TrustsPrologis LP, 2.25%, 04/15/30 (Call 01/15/30)	10,000	10,041,281
Real Estate Investment TrustsRealty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)	2,555	2,808,115
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)(a)	11,300	11,503,596
2.45%, 09/13/29 (Call 06/13/29)(a)	14,983	15,276,791
3.25%, 11/30/26 (Call 08/30/26)(a)	1,909	2,077,875
3.25%, 09/13/49 (Call 03/13/49)(a)	12,239	12,783,547
3.30%, 01/15/26 (Call 10/15/25)	9,000	9,728,266
3.38%, 10/01/24 (Call 07/01/24)	12,787	13,733,182
3.38%, 06/15/27 (Call 03/15/27)(a)	8,870	9,675,687
3.38%, 12/01/27 (Call 09/01/27)(a)	6,937	7,558,455
Real Estate Investment TrustsVentas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)(a)	5,023	5,782,336
Welltower Inc.
3.10%, 01/15/30 (Call 10/15/29)(a)	3,471	3,705,093
3.63%, 03/15/24 (Call 02/15/24)(a)	6,963	7,493,244
4.00%, 06/01/25 (Call 03/01/25)(a)	22,469	24,771,488
4.25%, 04/15/28 (Call 01/15/28)	6,047	6,893,455
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(a)	2,428	2,751,137
7.38%, 03/15/32	14,565	21,007,286
		501,484,406
Retail — 3.7%
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	10,448	11,041,747
3.00%, 05/18/27 (Call 02/18/27)	4,924	5,376,481
RetailDollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	3,674	3,856,887
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	14,217	15,093,708
4.00%, 05/15/25 (Call 03/15/25)(a)	8,160	8,962,273
4.20%, 05/15/28 (Call 02/15/28)(a)	16,027	17,854,062
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	9,762	10,107,773
2.70%, 04/01/23 (Call 01/01/23)	2,307	2,400,088
2.80%, 09/14/27 (Call 06/14/27)(a)	13,848	14,785,069
2.95%, 06/15/29 (Call 03/15/29)(a)	9,120	9,840,702
3.00%, 04/01/26 (Call 01/01/26)(a)	13,561	14,646,128
3.13%, 12/15/49 (Call 06/15/49)	14,792	15,773,815
3.35%, 09/15/25 (Call 06/15/25)(a)	13,312	14,600,399
3.50%, 09/15/56 (Call 03/15/56)(a)	5,912	6,654,407
3.75%, 02/15/24 (Call 11/15/23)(a)	10,904	11,871,552
3.90%, 12/06/28 (Call 09/06/28)(a)	11,918	13,775,739
3.90%, 06/15/47 (Call 12/15/46)(a)	10,768	12,829,975
4.20%, 04/01/43 (Call 10/01/42)	10,944	13,323,982
4.25%, 04/01/46 (Call 10/01/45)(a)	16,833	20,937,130
4.40%, 03/15/45 (Call 09/15/44)(a)	10,408	13,108,542
4.50%, 12/06/48 (Call 06/06/48)(a)	15,823	20,646,229
4.88%, 02/15/44 (Call 08/15/43)	10,379	13,794,962
5.88%, 12/16/36(a)	34,711	49,947,248
5.95%, 04/01/41 (Call 10/01/40)	13,574	20,089,187
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	17,135	17,730,066
3.10%, 05/03/27 (Call 02/03/27)(a)	14,777	15,802,375

Security	Par (000)	Value

Retail (continued)
3.38%, 09/15/25 (Call 06/15/25)(a)	$10,211	$11,085,901
3.65%, 04/05/29 (Call 01/05/29)(a)	16,374	18,149,983
3.70%, 04/15/46 (Call 10/15/45)(a)	15,369	16,364,957
4.05%, 05/03/47 (Call 11/03/46)(a)	17,570	19,686,391
4.38%, 09/15/45 (Call 03/15/45)	7,928	9,265,786
4.55%, 04/05/49 (Call 10/05/48)(a)	16,241	19,924,490
4.65%, 04/15/42 (Call 10/15/41)(a)	1,821	2,215,612
McDonald's Corp.
2.63%, 09/01/29 (Call 06/01/29)	17,080	17,725,846
3.35%, 04/01/23 (Call 03/01/23)(a)	9,750	10,303,867
3.50%, 03/01/27 (Call 12/01/26)(a)	7,306	8,020,091
3.63%, 09/01/49 (Call 03/01/49)(a)	9,309	10,073,990
3.70%, 01/30/26 (Call 10/30/25)(a)	19,404	21,494,069
3.80%, 04/01/28 (Call 01/01/28)(a)	11,857	13,318,643
4.45%, 03/01/47 (Call 09/01/46)	10,984	13,376,884
4.45%, 09/01/48 (Call 03/01/48)	9,021	11,016,941
4.70%, 12/09/35 (Call 06/09/35)(a)	8,449	10,569,945
4.88%, 12/09/45 (Call 06/09/45)(a)	13,043	16,654,081
6.30%, 10/15/37(a)	10,427	14,868,411
6.30%, 03/01/38	8,187	11,791,458
RetailO'Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	3,571	3,946,113
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	2,254	2,360,236
3.55%, 08/15/29 (Call 05/15/29)(a)	17,116	19,165,699
3.80%, 08/15/25 (Call 06/15/25)(a)	18,853	20,776,877
3.85%, 10/01/23 (Call 07/01/23)(a)	1,857	2,000,687
4.00%, 11/15/28 (Call 08/15/28)(a)	11,270	12,994,506
4.45%, 08/15/49 (Call 02/15/49)(a)	8,339	10,086,839
4.50%, 11/15/48 (Call 05/15/48)	10,468	12,811,323
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	3,775	3,882,692
2.50%, 04/15/26(a)	11,477	12,169,221
3.38%, 04/15/29 (Call 01/15/29)(a)	11,709	13,019,528
3.50%, 07/01/24(a)	8,073	8,818,219
3.63%, 04/15/46(a)	9,030	10,364,093
3.90%, 11/15/47 (Call 05/15/47)(a)	7,589	9,234,335
4.00%, 07/01/42	18,139	22,151,332
RetailTJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	6,964	7,248,300
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	21,627	22,757,586
3.80%, 11/18/24 (Call 08/18/24)(a)	23,467	25,138,280
4.80%, 11/18/44 (Call 05/18/44)(a)	14,198	14,976,770
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)(a)	3,567	3,703,375
2.65%, 12/15/24 (Call 10/15/24)(a)	17,859	18,857,463
2.85%, 07/08/24 (Call 06/08/24)	21,317	22,633,338
2.95%, 09/24/49 (Call 03/24/49)(a)	14,154	15,131,366
3.05%, 07/08/26 (Call 05/08/26)(a)	13,244	14,401,968
3.25%, 07/08/29 (Call 04/08/29)(a)	15,793	17,570,736
3.30%, 04/22/24 (Call 01/22/24)	17,849	19,175,813
3.40%, 06/26/23 (Call 05/26/23)(a)	32,298	34,454,925
3.55%, 06/26/25 (Call 04/26/25)	17,495	19,264,143
3.63%, 12/15/47 (Call 06/15/47)	16,772	19,975,333
3.70%, 06/26/28 (Call 03/26/28)(a)	32,846	37,272,655
3.95%, 06/28/38 (Call 12/28/37)(a)	19,394	23,619,144
4.05%, 06/29/48 (Call 12/29/47)(a)	34,792	44,032,286
5.25%, 09/01/35(a)	21,541	30,217,846
5.63%, 04/01/40	4,045	5,989,543

40	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
5.63%, 04/15/41	$8,755	$13,090,051
6.20%, 04/15/38(a)	5,523	8,470,919
6.50%, 08/15/37	641	1,001,160
		1,213,522,572
Semiconductors — 2.3%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	8,602	9,457,530
3.90%, 12/15/25 (Call 09/15/25)	14,890	16,577,612
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	14,243	15,625,416
4.35%, 04/01/47 (Call 10/01/46)	10,247	13,299,222
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(a)	10,543	10,892,340
3.50%, 01/15/28 (Call 10/15/27)	12,891	13,245,755
3.63%, 01/15/24 (Call 11/15/23)(a)	23,865	25,173,599
3.88%, 01/15/27 (Call 10/15/26)	50,243	53,011,676
Broadcom Inc.
3.63%, 10/15/24 (Call 09/15/24) (b)	22,253	23,440,660
4.25%, 04/15/26 (Call 02/15/26)(a)(b)	24,390	26,203,394
4.75%, 04/15/29 (Call 01/15/29)(a)(b)	32,260	35,943,198
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	24,550	25,532,157
2.60%, 05/19/26 (Call 02/19/26)(a)	13,076	13,779,036
2.88%, 05/11/24 (Call 03/11/24)(a)	16,070	17,024,399
3.10%, 02/15/60 (Call 08/15/59)	11,900	12,217,430
3.15%, 05/11/27 (Call 02/11/27)(a)	9,992	10,947,615
3.25%, 11/15/49 (Call 05/15/49)	16,235	17,708,443
3.70%, 07/29/25 (Call 04/29/25)	23,735	26,214,080
3.73%, 12/08/47 (Call 06/08/47)	21,246	24,981,113
4.00%, 12/15/32	9,615	11,584,244
4.10%, 05/19/46 (Call 11/19/45)	12,755	15,621,487
4.10%, 05/11/47 (Call 11/11/46)(a)	12,755	15,719,896
4.80%, 10/01/41(a)	5,355	7,173,211
4.90%, 07/29/45 (Call 01/29/45)(a)	7,836	10,641,723
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	7,460	7,355,928
4.10%, 03/15/29 (Call 12/15/28)(a)	7,298	8,308,442
4.65%, 11/01/24 (Call 08/01/24)	13,333	14,989,033
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	11,991	13,229,516
4.00%, 03/15/29 (Call 12/15/28)(a)	11,996	13,577,024
4.88%, 03/15/49 (Call 09/15/48)	7,516	9,899,302
SemiconductorsMicrochip Technology Inc., 4.33%,
06/01/23 (Call 05/01/23)	14,303	15,438,029
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	8,762	9,488,949
4.66%, 02/15/30 (Call 11/15/29)	10,795	11,896,840
SemiconductorsNVIDIA Corp., 3.20%, 09/16/26
(Call 06/16/26)(a)	12,005	13,090,833
SemiconductorsNXP BV/NXP Funding LLC, 4.88%,
03/01/24 (Call 02/01/24)(a)(b)	2,225	2,459,284
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(a)(b)	10,857	11,733,422
4.30%, 06/18/29 (Call 03/18/29)(a)(b)	13,737	15,399,773
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	10,421	10,956,401
3.25%, 05/20/27 (Call 02/20/27)(a)	22,302	24,055,649
3.45%, 05/20/25 (Call 02/20/25)(a)	23,621	25,613,745
4.30%, 05/20/47 (Call 11/20/46)(a)	17,924	21,475,467
4.65%, 05/20/35 (Call 11/20/34)(a)	2,644	3,319,711
	Par
Security	(000)	Value

Semiconductors (continued)
4.80%, 05/20/45 (Call 11/20/44)(a)	$18,118	$23,076,272
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)(a)	9,784	10,004,900
3.88%, 03/15/39 (Call 09/15/38)	7,601	9,026,938
4.15%, 05/15/48 (Call 11/15/47)	16,284	20,629,472
		747,040,166
Software — 3.8%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	4,890	5,017,958
2.30%, 02/01/30 (Call 11/01/29)	15,000	15,401,196
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)(a	13,545	14,477,728
3.75%, 05/21/29 (Call 02/21/29)	12,065	13,583,269
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)(a	23,840	24,796,542
3.20%, 07/01/26 (Call 05/01/26)(a)	20,960	22,273,488
3.50%, 07/01/29 (Call 04/01/29)(a)	33,644	36,775,516
3.80%, 10/01/23 (Call 09/01/23)	1,282	1,373,022
3.85%, 06/01/25 (Call 03/01/25)(a)	10,025	10,984,160
4.20%, 10/01/28 (Call 07/01/28)(a)	9,992	11,432,074
4.40%, 07/01/49 (Call 01/01/49)(a)	20,748	24,817,145
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	17,935	18,371,068
2.38%, 05/01/23 (Call 02/01/23)(a)	5,293	5,468,737
2.40%, 08/08/26 (Call 05/08/26)(a)	47,192	49,641,666
2.70%, 02/12/25 (Call 11/12/24)(a)	29,187	30,935,290
2.88%, 02/06/24 (Call 12/06/23)	23,077	24,338,896
3.13%, 11/03/25 (Call 08/03/25)(a)	30,068	32,700,120
3.30%, 02/06/27 (Call 11/06/26)(a)	42,376	46,949,735
3.45%, 08/08/36 (Call 02/08/36)	22,364	25,745,640
3.50%, 02/12/35 (Call 08/12/34)(a)	13,720	15,968,221
3.50%, 11/15/42	9,093	10,635,388
3.63%, 12/15/23 (Call 09/15/23)(a)	13,744	14,861,787
3.70%, 08/08/46 (Call 02/08/46)(a)	47,037	57,185,040
3.75%, 02/12/45 (Call 08/12/44)(a)	17,761	21,439,873
3.95%, 08/08/56 (Call 02/08/56)(a)	25,556	32,413,963
4.00%, 02/12/55 (Call 08/12/54)(a)	23,737	30,373,765
4.10%, 02/06/37 (Call 08/06/36)(a)	25,433	31,511,355
4.20%, 11/03/35 (Call 05/03/35)(a)	9,712	12,098,310
4.25%, 02/06/47 (Call 08/06/46)(a)	31,686	41,520,561
4.45%, 11/03/45 (Call 05/03/45)(a)	31,293	41,792,412
4.50%, 10/01/40(a)	11,541	15,312,367
4.50%, 02/06/57 (Call 08/06/56)	21,275	29,803,886
4.75%, 11/03/55 (Call 05/03/55)(a)	11,455	16,532,846
5.20%, 06/01/39(a)	7,806	11,071,959
5.30%, 02/08/41	1,543	2,222,734
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(a)	19,377	20,019,456
2.65%, 07/15/26 (Call 04/15/26)(a)	34,644	36,540,915
2.95%, 11/15/24 (Call 09/15/24)(a)	21,584	22,920,783
2.95%, 05/15/25 (Call 02/15/25)(a)	24,931	26,545,738
3.25%, 11/15/27 (Call 08/15/27)(a)	36,609	40,130,819
3.40%, 07/08/24 (Call 04/08/24)(a)	13,005	13,983,473
3.63%, 07/15/23(a)	14,395	15,472,723
3.80%, 11/15/37 (Call 05/15/37)(a)	19,389	22,543,695
3.85%, 07/15/36 (Call 01/15/36)(a)	10,936	12,708,455
3.90%, 05/15/35 (Call 11/15/34)	11,866	13,928,768
4.00%, 07/15/46 (Call 01/15/46)	32,818	39,202,404
4.00%, 11/15/47 (Call 05/15/47)(a)	24,550	29,703,040
4.13%, 05/15/45 (Call 11/15/44)(a)	18,322	22,234,130

S c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
4.30%, 07/08/34 (Call 01/08/34)(a)	$20,412	$25,122,153
4.38%, 05/15/55 (Call 11/15/54)	11,446	14,535,287
4.50%, 07/08/44 (Call 01/08/44)	11,963	15,166,525
5.38%, 07/15/40	23,141	31,857,627
6.13%, 07/08/39	13,874	20,508,655
6.50%, 04/15/38(a)	9,045	13,753,797
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)(a).	745	785,185
3.70%, 04/11/28 (Call 01/11/28)	14,694	16,589,335
SoftwareVMware Inc., 3.90%, 08/21/27
(Call 05/21/27)(a)	15,876	17,057,568
		1,271,138,248
Telecommunications — 6.6%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)(a)	54,495	57,997,154
3.60%, 07/15/25 (Call 04/15/25)(a)	17,587	18,957,374
3.80%, 03/01/24 (Call 01/01/24)(a)	3,947	4,254,746
3.80%, 02/15/27 (Call 11/15/26)	13,770	15,173,029
3.90%, 03/11/24 (Call 12/11/23)(a)	3,774	4,072,962
3.95%, 01/15/25 (Call 10/15/24)	22,384	24,466,652
4.10%, 02/15/28 (Call 11/15/27)(a)	25,338	28,298,725
4.13%, 02/17/26 (Call 11/17/25)(a)	32,212	35,820,630
4.25%, 03/01/27 (Call 12/01/26)(a)	17,608	19,685,800
4.30%, 02/15/30 (Call 11/15/29)	33,325	38,058,063
4.30%, 12/15/42 (Call 06/15/42)(a)	21,983	24,399,213
4.35%, 03/01/29 (Call 12/01/28)(a)	31,377	35,735,981
4.35%, 06/15/45 (Call 12/15/44)(a)	31,219	34,680,738
4.45%, 04/01/24 (Call 01/01/24)(a)	8,844	9,786,795
4.50%, 05/15/35 (Call 11/15/34)	24,924	28,657,887
4.50%, 03/09/48 (Call 09/09/47)(a)	47,525	54,304,750
4.55%, 03/09/49 (Call 09/09/48)(a)	27,454	31,645,710
4.75%, 05/15/46 (Call 11/15/45)	37,020	43,384,749
4.80%, 06/15/44 (Call 12/15/43)(a)	27,088	31,700,098
4.85%, 03/01/39 (Call 09/01/38)	20,246	24,216,374
4.85%, 07/15/45 (Call 01/15/45)(a)	6,752	7,986,956
4.90%, 08/15/37 (Call 02/14/37)(a)	14,740	17,587,939
5.15%, 03/15/42(a)	12,379	15,189,817
5.15%, 11/15/46 (Call 05/15/46)(a)	19,110	23,565,013
5.15%, 02/15/50 (Call 08/14/49)(a)	16,982	21,161,922
5.25%, 03/01/37 (Call 09/01/36)(a)	31,983	39,362,927
5.35%, 09/01/40	17,157	21,815,747
5.45%, 03/01/47 (Call 09/01/46)(a)	22,202	28,538,844
5.55%, 08/15/41(a)	11,018	14,089,858
5.65%, 02/15/47 (Call 08/15/46)(a)	15,662	20,678,802
5.70%, 03/01/57 (Call 09/01/56)(a)	9,110	12,264,203
6.00%, 08/15/40 (Call 05/15/40)(a)	13,346	17,769,392
6.30%, 01/15/38(a)	841	1,145,200
6.38%, 03/01/41(a)	8,492	11,726,262
TelecommunicationsBritish Telecommunications PLC,
9.63%, 12/15/30	30,749	48,675,885
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	1,731	1,776,453
2.50%, 09/20/26 (Call 06/20/26)(a)	13,963	14,758,367
2.95%, 02/28/26(a)	7,922	8,583,990
3.63%, 03/04/24(a)	401	436,789
5.50%, 01/15/40(a)	22,050	31,820,104
5.90%, 02/15/39(a)	20,622	30,644,432
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	1,073	1,180,988
5.45%, 11/15/79 (Call 05/15/79)(a)	15,595	17,398,772
	Par
Security	(000)	Value

Telecommunications (continued)
TelecommunicationsDeutsche Telekom International
Finance BV, 8.75%, 06/15/30(a)	$38,927	$60,318,690
TelecommunicationsMotorola Solutions Inc., 4.60%,
05/23/29 (Call 02/23/29)(a)	5,860	6,724,686
Orange SA
5.38%, 01/13/42(a)	8,474	11,817,765
5.50%, 02/06/44 (Call 08/06/43)	8,577	12,225,932
9.00%, 03/01/31	27,782	44,181,162
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	9,180	10,068,213
4.10%, 10/01/23 (Call 07/01/23)(a)	637	695,038
4.30%, 02/15/48 (Call 08/15/47)	8,113	9,615,489
4.35%, 05/01/49 (Call 11/01/48)(a)	13,410	16,143,571
5.00%, 03/15/44 (Call 09/15/43)(a)	11,384	14,655,316
Telefonica Emisiones SA
4.10%, 03/08/27(a)	9,308	10,332,241
4.57%, 04/27/23	7,731	8,442,213
4.67%, 03/06/38	4,940	5,752,794
4.90%, 03/06/48	13,904	16,670,441
5.21%, 03/08/47	26,884	33,267,676
5.52%, 03/01/49 (Call 09/01/48)(a)	13,992	18,149,072
7.05%, 06/20/36(a)	21,473	32,057,040
TelecommunicationsTelefonica Europe BV, 8.25%,
09/15/30	10,492	15,745,649
TelecommunicationsTELUS Corp., 4.60%, 11/16/48
(Call 05/16/48)	8,372	10,531,751
Verizon Communications Inc.
2.63%, 08/15/26(a)	11,331	11,893,722
3.38%, 02/15/25(a)	30,185	32,670,391
3.50%, 11/01/24 (Call 08/01/24)	14,002	15,125,310
3.85%, 11/01/42 (Call 05/01/42)	10,840	12,445,497
3.88%, 02/08/29 (Call 11/08/28)(a)	11,459	13,092,878
4.02%, 12/03/29 (Call 09/03/29)(a)	47,515	55,200,252
4.13%, 03/16/27(a)	27,324	31,104,598
4.13%, 08/15/46(a)	12,063	14,556,025
4.27%, 01/15/36(a)	30,160	36,154,746
4.33%, 09/21/28	62,618	73,501,872
4.40%, 11/01/34 (Call 05/01/34)(a)	29,768	36,422,815
4.50%, 08/10/33	31,995	39,141,291
4.52%, 09/15/48(a)	44,387	57,195,779
4.67%, 03/15/55	17,649	23,423,440
4.81%, 03/15/39(a)	16,434	21,072,418
4.86%, 08/21/46	42,718	56,528,913
5.01%, 04/15/49(a)	28,227	38,873,917
5.01%, 08/21/54(a)	1,925	2,691,848
5.15%, 09/15/23(a)	13,896	15,631,758
5.25%, 03/16/37(a)	29,729	39,580,560
5.50%, 03/16/47	12,962	18,474,727
6.55%, 09/15/43	10,726	16,969,979
Vodafone Group PLC
3.75%, 01/16/24	22,541	24,227,779
4.13%, 05/30/25(a)	24,328	27,039,244
4.25%, 09/17/50	15,049	16,520,556
4.38%, 05/30/28(a)	35,288	40,500,161
4.38%, 02/19/43(a)	15,410	17,709,354
4.88%, 06/19/49(a)	18,387	22,087,943
5.00%, 05/30/38	3,140	3,810,858
5.25%, 05/30/48(a)	30,404	38,316,121
6.15%, 02/27/37(a)	20,845	28,911,838
		2,191,727,421

42	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Toys, Games & Hobbies — 0.0%
Toys, Games & HobbiesHasbro Inc., 3.90%, 11/19/29
(Call 08/19/29)	$10,013	$10,520,852

Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50 (Call 08/15/49)	9,060	10,218,542
3.85%, 09/01/23 (Call 06/01/23)(a)	3,617	3,892,597
3.90%, 08/01/46 (Call 02/01/46)(a)	8,259	9,617,143
4.05%, 06/15/48 (Call 12/15/47)	8,677	10,437,630
4.13%, 06/15/47 (Call 12/15/46)(a)	5,549	6,721,081
4.15%, 04/01/45 (Call 10/01/44)(a)	10,578	12,675,508
4.15%, 12/15/48 (Call 06/15/48)(a)	8,204	9,982,205
4.45%, 03/15/43 (Call 09/15/42)(a)	8,475	10,528,986
4.55%, 09/01/44 (Call 03/01/44)	7,032	8,861,192
4.90%, 04/01/44 (Call 10/01/43)	10,364	13,590,365
5.75%, 05/01/40 (Call 11/01/39)(a)	8,491	12,079,220
TransportationCanadian Pacific Railway Co., 6.13%,
09/15/15 (Call 03/15/15)	8,781	14,288,400
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	5,921	6,446,601
3.80%, 03/01/28 (Call 12/01/27)	13,106	14,732,356
3.80%, 11/01/46 (Call 05/01/46)(a)	8,733	9,732,189
4.10%, 03/15/44 (Call 09/15/43)(a)	6,192	7,140,700
4.25%, 03/15/29 (Call 12/15/28)(a)	12,291	14,262,904
4.30%, 03/01/48 (Call 09/01/47)(a)	7,926	9,517,929
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)(a)	12,873	13,339,380
3.25%, 04/01/26 (Call 01/01/26)(a)	8,304	8,899,244
4.00%, 01/15/24(a)	7,343	7,986,378
4.05%, 02/15/48 (Call 08/15/47)	10,340	10,429,647
4.40%, 01/15/47 (Call 07/15/46)(a)	7,812	8,242,614
4.55%, 04/01/46 (Call 10/01/45)(a)	12,789	13,797,184
4.75%, 11/15/45 (Call 05/15/45)	11,778	13,042,431
4.95%, 10/17/48 (Call 04/17/48)(a)	8,584	9,735,829
5.10%, 01/15/44(a)	8,043	9,328,848
TransportationNorfolk Southern Corp., 5.10%, 08/01/18
(Call 02/01/18)	7,718	10,160,345
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)(a)	11,200	11,469,126
3.25%, 02/05/50 (Call 08/05/49)	12,000	12,363,653
3.70%, 03/01/29 (Call 12/01/28)	3,226	3,634,159
3.75%, 02/05/70 (Call 08/05/69)	10,000	10,410,354
3.80%, 10/01/51 (Call 04/01/51)(a)	6,104	6,849,110
3.95%, 09/10/28 (Call 06/10/28)(a)	20,831	23,663,079
4.30%, 03/01/49 (Call 09/01/48)	7,403	8,946,323
4.38%, 09/10/38 (Call 03/10/38)(a)	10,495	12,526,518
United Parcel Service Inc.
2.50%, 04/01/23 (Call 03/01/23)(a)	4,333	4,479,330
3.05%, 11/15/27 (Call 08/15/27)(a)	14,832	16,041,895
3.40%, 03/15/29 (Call 12/15/28)(a)	9,649	10,722,625
3.75%, 11/15/47 (Call 05/15/47)(a)	12,617	14,043,308
4.25%, 03/15/49 (Call 09/15/48)(a)	5,709	6,872,470
	Par/
	Shares
Security	(000)	Value

Transportation (continued)
6.20%, 01/15/38(a)	$15,327	$22,502,731
		454,212,129
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)(a)	12,193	13,874,406
6.59%, 10/15/37(a)	3,014	4,521,583
		18,395,989
Total Corporate Bonds & Notes — 97.7%
(Cost: $30,229,897,499)		32,329,184,707

Short-Term Investments

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 1.74%(d)(e)(f)	2,751,473	2,753,399,512
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(d)(e)	724,234	724,234,000
		3,477,633,512
Total Short-Term Investments — 10.5%
(Cost: $3,476,168,938).		3,477,633,512

Total Investments Before Investments Sold Short — 108.2%
(Cost: $33,706,066,437)		35,806,818,219

Investments Sold Short — (0.0)%

Corporate Bonds & Notes — (0.0)%
Macy's Retail Holdings Inc., 2.88%, 02/15/23	(2)	(2,008)

Total Corporate Bonds & Notes
(Proceeds $(2,164))		(2,008)

Total Investments Sold Short — (0.0)%
(Proceeds $2,164)		(2,008)

Total Investments, Net of Investments Sold Short — 108.2%
(Cost $33,706,064,273)		35,806,816,211

Other Assets, Less Liabilities — (8.2)%		(2,700,058,598)

Net Assets — 100.0%		$33,106,757,613

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (continued)	iShares® iBoxx $ Investment Grade Corporate Bond ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares						Change in
	Held at		Held at						Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized		Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,058,759	(307,286)	2,751,473	$2,753,399,512	$7,226,228	(b)	$481,886		$338,054
BlackRock Cash Funds: Treasury, SL Agency Shares	188,176	536,058	724,234	724,234,000	3,198,714		—		—
				$3,477,633,512	$10,424,942		$481,886		$338,054

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$32,329,184,707	$—	$32,329,184,707
Money Market Funds	3,477,633,512	—	—	3,477,633,512
	3,477,633,512	32,329,184,707	—	35,806,818,219
Liabilities Corporate Bonds & Notes	—	(2,008)	—	(2,008)
	$3,477,633,512	$32,329,182,699	$—	$35,806,816,211

See notes to financial statements.

44	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities

February 29, 2020

	iShares	iShares
	iBoxx $ High Yield	iBoxx $ Investment
	Corporate Bond	Grade Corporate
	ETF	Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$13,141,749,386	$32,329,184,707
Affiliated(c)	2,350,358,759	3,477,633,512
Cash	1,431,979	19,189,200
Receivables:
Investments sold	20,254,917	193,137,739
Securities lending income — Affiliated	1,005,421	592,603
Capital shares sold	3,505,511	10,721,926
Dividends	215,348	645,009
Interest	215,539,302	304,666,886
Total assets	15,734,060,623	36,335,771,582

LIABILITIES Investments sold short at value(d)	—	2,008
Collateral on securities loaned, at value	2,091,280,400	2,751,279,199
Payables:
Investments purchased	154,837,665	451,957,122
Interest on short sales	—	18,355
Capital shares redeemed	24,784,519	21,741,855
Investment advisory fees	6,858,525	4,015,430
Total liabilities	2,277,761,109	3,229,013,969

NET ASSETS	$13,456,299,514	$33,106,757,613

NET ASSETS CONSIST OF:
Paid-in capital	$15,014,272,252	$31,076,706,435
Accumulated earnings (loss)	(1,557,972,738)	2,030,051,178
NET ASSETS	$13,456,299,514	$33,106,757,613

Shares outstanding	157,000,000	250,300,000
Net asset value	$85.71	$132.27
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Securities loaned, at value	$1,993,611,086	$2,676,217,763
(b) Investments, at cost — Unaffiliated	$13,718,354,088	$30,229,897,499
(c) Investments, at cost — Affiliated	$2,348,894,162	$3,476,168,938
(d) Proceeds received from investments sold short	$—	$2,164

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	45

Statements of Operations

Year Ended February 29, 2020

	iShares
	iBoxx $ High	iShares
	Yield	$ Investment
	Corporate	Grade Corporate
	Bond ETF	Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,362,779	$3,198,714
Interest — Unaffiliated	915,960,851	1,198,835,056
Securities lending income — Affiliated — net	16,163,001	7,226,228
Other income — Unaffiliated	524,900	229,383
Total investment income	936,011,531	1,209,489,381

EXPENSES
Investment advisory fees	85,967,152	49,932,021
Total expenses	85,967,152	49,932,021
Net investment income	850,044,379	1,159,557,360

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(99,968,669)	82,821,753
Investments — Affiliated	470,240	481,886
In-kind redemptions — Unaffiliated	268,932,344	1,471,970,216
Net realized gain	169,433,915	1,555,273,855
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(117,249,551)	2,999,085,856
Investments — Affiliated	282,156	338,054
Short sales — Unaffiliated	—	156
Net change in unrealized appreciation (depreciation)	(116,967,395)	2,999,424,066
Net realized and unrealized gain	52,466,520	4,554,697,921
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$902,510,899	$5,714,255,281

See notes to financial statements.

46	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares		iShares
	iBoxx $ High Yield Corporate Bond ETF		iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/29/20	02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$850,044,379	$778,825,420	$1,159,557,360	$1,169,111,054
Net realized gain (loss)	169,433,915	(173,614,491)	1,555,273,855	(610,308,414)
Net change in unrealized appreciation (depreciation)	(116,967,395)	137,998,380	2,999,424,066	227,024,396
Net increase in net assets resulting from operations	902,510,899	743,209,309	5,714,255,281	785,827,036

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(875,766,467)	(786,516,158)	(1,168,762,363)	(1,173,825,530)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,912,308,888)	113,715,886	(3,958,708,695)	245,691,487

NET ASSETS
Total increase (decrease) in net assets	(1,885,564,456)	70,409,037	586,784,223	(142,307,007)
Beginning of year	15,341,863,970	15,271,454,933	32,519,973,390	32,662,280,397
End of year	$13,456,299,514	$15,341,863,970	$33,106,757,613	$32,519,973,390

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	47

Financial Highlights

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$85.71	$86.13	$88.08	$79.10	$91.71
Net investment income(a)	4.19	4.46	4.42	4.64	4.79
Net realized and unrealized gain (loss)(b)	0.18	(0.36)	(1.92)	8.89	(12.62)
Net increase (decrease) from investment operations	4.37	4.10	2.50	13.53	(7.83)

Distributions(c)
From net investment income	(4.37)	(4.52)	(4.45)	(4.55)	(4.78)
Total distributions	(4.37)	(4.52)	(4.45)	(4.55)	(4.78)
Net asset value, end of year	$85.71	$85.71	$86.13	$88.08	$79.10

Total Return
Based on net asset value	5.14%	4.95%	2.87%	17.54%	(8.76)%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%	0.49%	0.49%	0.50%
Net investment income	4.83%	5.25%	5.05%	5.46%	5.60%

Supplemental Data
Net assets, end of year (000)	$13,456,300	$15,341,864	$15,271,455	$18,594,499	$15,543,922
Portfolio turnover rate(d)	20%	14%	17%	13%	11%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$115.89	$117.11	$118.42	$114.80	$121.46
Net investment income(a)	4.17	4.15	3.86	3.88	4.00
Net realized and unrealized gain (loss)(b)	16.40	(1.20)	(1.39)	3.63	(6.70)
Net increase (decrease) from investment operations	20.57	2.95	2.47	7.51	(2.70)

Distributions(c)
From net investment income	(4.19)	(4.17)	(3.78)	(3.89)	(3.96)
Total distributions	(4.19)	(4.17)	(3.78)	(3.89)	(3.96)
Net asset value, end of year	$132.27	$115.89	$117.11	$118.42	$114.80

Total Return
Based on net asset value	18.03%	2.64%	2.06%	6.57%	(2.19)%

Ratios to Average Net Assets
Total expenses	0.14%	0.15%	0.15%	0.15%	0.15%
Net investment income	3.35%	3.62%	3.22%	3.24%	3.44%

Supplemental Data
Net assets, end of year (000)	$33,106,758	$32,519,973	$32,662,280	$31,238,193	$25,071,298
Portfolio turnover rate(d)	13%	10%	10%	11%	13%

(a)	Based on average shares outstanding.

(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	49

Notes to Financial Statements

1.   ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
iBoxx $ High Yield Corporate Bond	$19,265,736,511
iBoxx $ Investment Grade Corporate Bond	36,295,104,150

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.  INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

50	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

●	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1– Unadjusted price quotations in active markets for identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.  SECURITIES AND OTHER INVESTMENTS

Short Positions: From time to time, in order to track the performance of its benchmark index, a fund may sell non-index securities that will be received through corporate actions occurring on the opening of market trading on the following business day. A fund may also experience temporary short positions due to the timing of portfolio securities trades and in-kind redemption transactions. Such short positions are valued consistent with how securities are valued as described under Investment Valuation and Fair Value Measurements. The obligation to deliver the securities is recorded as a liability in the statement of assets and liabilities and is equal to the current fair value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current fair value are reflected as unrealized appreciation (depreciation) in the statement of operations. Upon receipt of the securities related to the corporate actions or purchase of the securities related to the short position, a realized gain (loss) is recorded. Dividends or interest on securities sold short, if any, are reflected as an expense in the statement of operations. Details of the short positions, if any, are included in the schedule of investments.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N o t e s to F i n a n c i a l S t a t e m e n t s	51

Notes to Financial Statements (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$30,845,869	$30,845,869		$—	$—
Barclays Capital Inc.	144,891,145	144,891,145		—	—
BMO Capital Markets	5,147,226	5,147,226		—	—
BNP Paribas Prime Brokerage International Ltd.	111,762,617	111,762,617		—	—
BNP Paribas Securities Corp.	4,186,615	4,186,615		—	—
BofA Securities, Inc.	67,449,692	67,449,692		—	—
Citadel Clearing LLC	127,489,728	127,489,728		—	—
Citigroup Global Markets Inc.	33,420,515	33,420,515		—	—
Credit Suisse Securities (USA) LLC	20,309,089	20,309,089		—	—
Deutsche Bank Securities Inc.	18,564,845	18,564,845		—	—
Goldman Sachs & Co.	443,644,787	443,644,787		—	—
HSBC Securities (USA) Inc.	14,346,374	14,346,374		—	—
Jefferies LLC	156,463	156,463		—	—
JPMorgan Securities LLC	363,949,089	363,949,089		—	—
Morgan Stanley & Co. LLC	85,841,452	85,841,452		—	—
MUFG Securities Americas Inc.	154,762	154,762		—	—
Nomura Securities International Inc.	11,423,836	11,423,836		—	—
RBC Capital Markets LLC	269,120,519	269,120,519		—	—
Scotia Capital (USA) Inc.	2,506,414	2,506,414		—	—
State Street Bank & Trust Company	1,576,090	1,576,090		—	—
TD Prime Services LLC	2,351,233	2,351,233		—	—
UBS AG	40,318,504	40,318,504		—	—
UBS Securities LLC	13,958,251	13,958,251		—	—
Wells Fargo Securities LLC	180,195,971	180,195,971		—	—
	$1,993,611,086	$1,993,611,086		$—	$—

52	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$92,623,515	$92,623,515		$—	$—
Barclays Capital Inc.	22,092,152	22,092,152		—	—
BMO Capital Markets	3,399,620	3,399,620		—	—
BNP Paribas Prime Brokerage International Ltd.	173,410,293	173,410,293		—	—
BofA Securities, Inc.	94,002,752	94,002,752		—	—
Citadel Clearing LLC	79,961,709	79,961,709		—	—
Citigroup Global Markets Inc.	28,540,695	28,540,695		—	—
Credit Suisse Securities (USA) LLC	12,570,908	112,570,908		—	—
Deutsche Bank Securities Inc.	1,943,323	1,943,323		—	—
Goldman Sachs & Co.	387,142,435	387,142,435		—	—
HSBC Securities (USA) Inc.	79,568,658	79,568,658		—	—
Jefferies LLC	6,348,085	6,348,085		—	—
JPMorgan Securities LLC	238,100,227	238,100,227		—	—
Morgan Stanley & Co. LLC	197,121,493	197,121,493		—	—
MUFG Securities Americas Inc.	74,490,735	74,490,735		—	—
Nomura Securities International Inc.	3,338,720	3,338,720		—	—
RBC Capital Markets LLC	498,972,715	498,972,715		—	—
Scotia Capital (USA) Inc.	46,734,682	46,734,682		—	—
SG Americas Securities LLC	306,630	306,630		—	—
State Street Bank & Trust Company	3,732,609	3,732,609		—	—
TD Prime Services LLC	2,540,984	2,540,984		—	—
UBS AG	52,921,147	52,921,147		—	—
UBS Securities LLC	17,645,974	17,645,974		—	—
Wells Fargo Securities LLC	458,707,702	458,707,702		—	—
	$2,676,217,763	$2,676,217,763		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

N o t e s to F i n a n c i a l S t a t e m e n t s	53

Notes to Financial Statements (continued)

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
iBoxx $ High Yield Corporate Bond	$4,763,263
iBoxx $ Investment Grade Corporate Bond	2,507,587

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
iBoxx $ High Yield Corporate Bond	$4,286,546	$77,310,998	$35,199
iBoxx $ Investment Grade Corporate Bond	49,774,856	782,671,161	4,300,967

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

54	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

6.   PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$4,051,809,582	$3,338,961,301
iBoxx $ Investment Grade Corporate Bond	127,087,124	137,822,739	5,282,870,196	4,238,061,007

For the year ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$24,631,528,667	$27,196,840,553
iBoxx $ Investment Grade Corporate Bond	20,385,031,046	25,689,371,695

7.  INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

		Accumulated
iShares ETF	Paid-in Capital	Earnings (Loss)
iBoxx $ High Yield Corporate Bond	$266,468,721	$(266,468,721)
iBoxx $ Investment Grade Corporate Bond	1,467,419,066	(1,467,419,066)

The tax character of distributions paid was as follows:

	Year Ended	Year Ended
iShares ETF	02/29/20	02/28/19
iBoxx $ High Yield Corporate Bond
Ordinary income	$875,766,467	$786,516,158
iBoxx $ Investment Grade Corporate Bond
Ordinary income	$1,168,762,363	$1,173,825,530

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

		Non-expiring
	Undistributed	Capital Loss	Net Unrealized
iShares ETF	Ordinary Income	Carryforwards (a)	Gains (Losses)	(b)	Total
iBoxx $ High Yield Corporate Bond	$78,043,085	$(1,012,706,146)	$(623,309,677)		$(1,557,972,738)
iBoxx $ Investment Grade Corporate Bond	90,806,447	(155,929,598)	2,095,174,329		2,030,051,178

(a)	Amounts available to offset future realized capital gains.

(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization methods for premiums and discounts on fixed income securities, and the classification of investments.

For the year ended February 29, 2020, the iShares iBoxx $ Investment Grade Corporate Bond ETF utilized $84,554,788 of its capital loss carryforwards.

N o t e s to F i n a n c i a l S t a t e m e n t s	55

Notes to Financial Statements (continued)

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
iBoxx $ High Yield Corporate Bond	$16,115,417,822	$47,604,527	$(670,914,204)	$(623,309,677)
iBoxx $ Investment Grade Corporate Bond	33,711,641,882	2,127,098,151	(31,923,822)	2,095,174,329

8.   PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

56	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

9.   CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended		Year Ended
	02/29/20		02/28/19
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	299,300,000	$25,895,937,886	455,300,000	$38,560,415,044
Shares redeemed	(321,300,000)	(27,808,246,774)	(453,600,000)	(38,446,699,158)
Net increase(decrease)	(22,000,000)	$(1,912,308,888)	1,700,000	$113,715,886
iBoxx $ Investment Grade Corporate Bond
Shares sold	178,600,000	$22,184,145,038	210,900,000	$24,164,921,854
Shares redeemed	(208,900,000)	(26,142,853,733)	(209,200,000)	(23,919,230,367)
Net increase(decrease)	(30,300,000)	$(3,958,708,695)	1,700,000	$245,691,487

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.  LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s to F i n a n c i a l S t a t e m e n t s	57

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares iBoxx $ High Yield Corporate Bond ETF and

iShares iBoxx $ Investment Grade Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Interest-Related
iShares ETF	Dividends
iBoxx $ High Yield Corporate Bond	$600,984,642
iBoxx $ Investment Grade Corporate Bond	920,878,533

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 29, 2020:

Federal Obligation
iShares ETF	Interest
iBoxx $ High Yield Corporate Bond	$1,418,002
iBoxx $ Investment Grade Corporate Bond	1,621,033

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I m p o r t a n t t a x i n f o r m a t i o n	59

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	For the Fiscal Year-to-Date				Distributions for the Fiscal Year-to-Date
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Gains	Capital	Share	Income	Capital Gains	Capital	Share
iBoxx $ High Yield Corporate Bond	$4.368792	$—	$—	$4.368792	100%	—%	—%	100%
iBoxx $ Investment Grade Corporate Bond	4.189909	—	—	4.189909	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBoxx $ High Yield Corporate Bond ETF
Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	18	1.43
Greater than 0.5% and Less than 1.0%	132	10.49
Greater than 0.0% and Less than 0.5%	930	73.93
At NAV	9	0.72
Less than 0.0% and Greater than –0.5%	157	12.48
Less than –0.5% and Greater than –1.0%	10	0.79
Less than –1.5% and Greater than –2.0%	1	0.08
	1,258	100.00%

S u p p l e m e n t a l i n f o r m a t i o n	61

Supplemental Information (unaudited) (continued)

iShares iBoxx $ Investment Grade Corporate Bond ETF
Period Covered: January 01, 2015 through December 31,

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.5% and Less than 1.0%	16	1.27%
Greater than 0.0% and Less than 0.5%	965	76.71
At NAV	24	1.91
Less than 0.0% and Greater than –0.5%	252	20.03
Less than –0.5% and Greater than –1.0%	1	0.08
	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares iBoxx $ High Yield Corporate Bond ETF and the iShares iBoxx $ Investment Grade Corporate Bond ETF (each a “Fund”, collectively the “Funds”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2019 is USD 1.57 million. This figure is comprised of fixed remuneration of USD 724.44 thousand and variable remuneration of USD 842.53 thousand. There were a total of 448 beneficiaries of the remuneration described above.

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Supplemental Information (unaudited) (continued)

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 199.8 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 23.48 thousand.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2019 is USD 2.88 million. This figure is comprised of fixed remuneration of USD 1.33 million and variable remuneration of USD 1.55 million. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 367.85 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 43.23 thousand.

S u p p l e m e n t a l i n f o r m a t i o n	63

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

64	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Trustee and Officer Information (continued)

Independent Trustees (continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

t r u s t e e a n d o f f i c e r i n f o r m a t i o n	65

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-204-0220

FEBRUARY 29, 2020

2020 Annual Report

iShares Trust

●	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
●	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S bond market posted a strong return during the 12 months ended February 29, 2020 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 11.68% for the reporting period.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, all sectors of the U.S. investment-grade bond market advanced strongly, led by corporate bonds. Amid declining interest rates, demand for investment-grade corporate bonds rose, reducing yields. Bond purchases by the Fed, initiated to stabilize short-term lending markets, also helped drive up bond demand and prices. In response, companies issued debt to take advantage of historically low borrowing costs and meet the rising demand, although issuance slowed substantially near the end of the reporting period.

The U.S. Treasury market also gained strongly, benefiting from international demand, as well as increased purchases by investors seeking lower-risk securities late in the reporting period. While U.S. Treasury yields were low by historical standards, they were higher than many sovereign bonds issued by governments of other developed economies, some of which offered negative yields. The lower-risk profile of Treasuries also helped attract investors concerned about uncertainty surrounding the effect of the coronavirus on the global economy. Strong demand boosted Treasury prices despite robust issuance to support government deficit spending.

Mortgage-backed securities (“MBSs”) posted solid returns, while generally trailing corporate bonds and U.S. Treasuries. While performance of MBSs benefited from falling interest rates, an increase in refinancing activity by homeowners partially offset the gains from more accommodative Fed policy.

Among investment-grade bonds, those in the lower-rated credit categories posted the highest returns, as the difference in yield between these bonds and U.S. Treasuries narrowed. Higher-rated and government-equivalent bonds also posted solid returns.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® Core 5-10 Year USD Bond ETF

Investment Objective

The iShares Core 5-10Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg Barclays U.S. Universal 5-10 Year Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
		Since		Since
	1 Year	Inception	1 Year	Inception
Fund NAV	9.72%	3.89%	9.72%	13.54%
Fund Market	9.69	3.96	9.69	13.80
Index	10.18	3.99	10.18	13.92

GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,028.30	$0.25		$1,000.00	$1,024.60	$0.25		0.05%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

4	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® Core 5-10 Year USD Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
	Percent of
Investment Type	Total Investments	(a)
U. S. Government & Agency Obligations	68.4%
Corporate Bonds & Notes	25.2
Foreign Government Obligations	4.5
Collaterized Mortgage Obligations	1.9
ALLOCATION BY CREDIT QUALITY
	Percent of
Moody's Credit Rating*	Total Investments	(a)
Aaa	67.3%
Aa	4.8
A	7.9
Baa	10.8
Ba	3.8
B	2.9
Caa	0.9
Not Rated	1.6

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® Core 10+ Year USD Bond ETF

Investment Objective

The iShares Core 10+Year USD Bond ETF(the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Universal 10+ Year Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	27.44%	6.85%	8.15%	27.44%	39.31%	118.86%
Fund Market	27.31	6.66	8.16	27.31	38.02	119.18
Index	27.54	6.97	8.27	27.54	40.05	121.43

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through October 22, 2012 reflects the performance of the ICE BofAML 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,059.90	$0.36		$1,000.00	$1,024.50	$0.35		0.07%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

6	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® Core 10+ Year USD Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
	Percent of
Investment Type	Total Investments	(a)
Corporate Bonds & Notes	50.5%
U. S. Government & Agency Obligations	39.0
Foreign Government Obligations	7.6
Municipal Debt Obligations	2.9
ALLOCATION BY CREDIT QUALITY
	Percent of
Moody's Credit Rating*	Total Investments	(a)
Aaa	41.0%
Aa	6.1
A	20.0
Baa	26.6
Ba	3.4
B	1.6
Caa	0.4
Not Rated	0.9

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.9%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51	$200	$232,696
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	58,319
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class A4, 3.71%, 04/14/50	150	168,459
Series 2018-C6, Class A4, 4.41%, 11/10/51	100	119,185
Series 2019-GC43, Class A4, 2.95%, 11/10/52	490	533,345
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B,
4.04%, 04/15/50(a)	130	141,326
GS Mortgage Securities Trust, Series 2014-GC22, Class A5,
3.86%, 06/10/47	140	151,816
JPMBB Commercial Mortgage Securities Trust, Series
2015-C31, Class A3, 3.80%, 08/15/48	275	304,158
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4,
3.42%, 06/15/52	110	122,942
UBS Commercial Mortgage Trust, Series 2018-C08,
Class A4, 3.98%, 02/15/51	125	143,797
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5,
Class A4, 3.18%, 03/10/46	170	177,568
Wells Fargo Commercial Mortgage Trust, Series 2015-C31,
Class A4, 3.70%, 11/15/48	50	55,243
		2,208,854

Total Collaterized Mortgage Obligations — 1.9%
(Cost: $2,087,230)		2,208,854

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28
(Call 07/01/28)	10	11,849
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)	5	5,219
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)	25	25,607
Omnicom Group Inc., 2.45%, 04/30/30 (Call 01/30/30)	100	100,832
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26
(Call 01/15/26)	35	38,345
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 08/15/27 (Call 08/15/22)(b)	10	10,313
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	15	14,888
		207,053
Aerospace & Defense — 0.4%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	25	26,786
BAE Systems Holdings Inc., 3.85%, 12/15/25
(Call 09/15/25)(b)	5	5,492
Boeing Co. (The)
2.25%, 06/15/26 (Call 03/15/26)	25	25,191
3.10%, 05/01/26 (Call 03/01/26)	5	5,300
3.25%, 03/01/28 (Call 12/01/27)	5	5,366
Bombardier Inc.
7.50%, 03/15/25 (Call 03/30/20)(b)	25	24,709
7.88%, 04/15/27 (Call 04/15/22)(b)	10	9,925
Embraer Netherlands Finance BV
5.05%, 06/15/25	5	5,461
5.40%, 02/01/27	5	5,659
General Dynamics Corp.
3.50%, 05/15/25 (Call 03/15/25)	4	4,395
3.75%, 05/15/28 (Call 02/15/28)	25	28,371
L3Harris Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)(b)	2	2,212
	Par
Security	(000)	Value

Aerospace & Defense (continued)
4.40%, 06/15/28 (Call 03/15/28)	$10	$11,634
4.40%, 06/15/28 (Call 03/15/28)(b)	4	4,656
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	45	48,060
3.55%, 01/15/26 (Call 10/15/25)	25	27,703
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	20	21,429
3.25%, 01/15/28 (Call 10/15/27)	19	20,501
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	25	27,828
Signature Aviation U.S. Holdings Inc., 4.00%, 03/01/28
(Call 03/01/23)(b)	5	4,935
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	25	24,818
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(b)	50	49,936
6.25%, 03/15/26 (Call 03/15/22)(b)	50	52,969
7.50%, 03/15/27 (Call 03/15/22)	10	10,564
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)	5	4,981
United Technologies Corp.
3.13%, 05/04/27 (Call 02/04/27)	25	26,964
4.13%, 11/16/28 (Call 08/16/28)	35	41,052
		526,897
Agriculture — 0.3%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	10	10,242
4.80%, 02/14/29 (Call 11/14/28)	60	68,504
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	10,367
BAT Capital Corp.
3.46%, 09/06/29 (Call 06/06/29)	20	20,989
3.56%, 08/15/27 (Call 05/15/27)	37	38,964
BAT International Finance PLC, 3.95%, 06/15/25(b)	10	10,855
Bunge Ltd. Finance Corp., 3.25%, 08/15/26 (Call 05/15/26)	5	5,175
Cargill Inc., 3.25%, 05/23/29 (Call 02/23/29)(b)	25	27,826
Philip Morris International Inc.
2.75%, 02/25/26 (Call 11/25/25)	10	10,524
3.13%, 08/17/27 (Call 05/17/27)	10	10,746
3.38%, 08/15/29 (Call 05/15/29)	75	81,740
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	60	66,409
Vector Group Ltd.
6.13%, 02/01/25 (Call 03/30/20)(b)	25	24,175
10.50%, 11/01/26 (Call 11/01/21)(b)	23	22,942
		409,458
Airlines — 0.1%
Air Canada Pass Through Trust, Series 2013-1, Class A,
4.13%, 11/15/26(b)	7	7,741
American Airlines Pass Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	23	24,855
Series 2016-2, Class AA, 3.20%, 12/15/29	4	4,530
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	27,130
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	18	19,849
Series 2016-2, Class AA, 2.88%, 04/07/30	5	4,695
		88,800
Apparel — 0.1%
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(b)	10	10,424
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	5	5,262
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	11	12,177
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	25	25,837
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	10	9,387

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Apparel (continued)
William Carter Co. (The), 5.63%, 03/15/27 (Call 03/15/22)(b)	$5	$5,335
		68,422
Auto Manufacturers — 0.4%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(b)	5	5,124
5.00%, 10/01/24 (Call 03/10/20)(b)	25	25,283
5.88%, 06/01/29 (Call 06/01/24)(b)	5	5,417
American Honda Finance Corp.
2.30%, 09/09/26	10	10,387
3.50%, 02/15/28	16	17,881
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(b)	21	21,961
3.75%, 04/12/28 (Call 01/12/28)(b)	25	27,963
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	95	96,087
6.63%, 10/01/28	5	5,622
General Motors Co., 5.00%, 10/01/28 (Call 07/01/28)	40	43,716
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	25,708
4.30%, 07/13/25 (Call 04/13/25)	30	32,020
5.25%, 03/01/26 (Call 12/01/25)	10	11,180
5.65%, 01/17/29 (Call 10/17/28)	15	17,155
Navistar International Corp., 6.63%, 11/01/25
(Call 11/01/20)(b)	25	25,946
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)	25	24,943
Toyota Motor Corp., 2.76%, 07/02/29	4	4,300
Toyota Motor Credit Corp., 3.40%, 04/14/25	30	32,670
		433,363
Auto Parts & Equipment — 0.2%
Adient U.S. LLC, 7.00%, 05/15/26 (Call 05/15/22)(b)	10	10,432
American Axle & Manufacturing Inc., 6.50%, 04/01/27
(Call 04/01/22)	25	24,021
Aptiv PLC, 4.25%, 01/15/26 (Call 10/15/25)	25	27,375
Dana Inc., 5.50%, 12/15/24 (Call 03/30/20)	25	25,253
Delphi Technologies PLC, 5.00%, 10/01/25(b)	10	10,954
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	5	4,838
5.00%, 05/31/26 (Call 05/31/21)	10	9,835
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	31	32,341
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	10	10,836
Panther BF Aggregator 2 LP/Panther Finance Co. Inc.
6.25%, 05/15/26 (Call 05/15/22)(b)	10	10,303
8.50%, 05/15/27 (Call 05/15/22)(b)	15	15,261
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	10	8,517
		189,966
Banks — 4.1%
Bank of America Corp.
3.25%, 10/21/27 (Call 10/21/26)	90	96,565
3.42%, 12/20/28 (Call 12/20/27)(a)	25	26,988
3.50%, 04/19/26	25	27,320
3.59%, 07/21/28 (Call 07/21/27)(a)	25	27,373
3.82%, 01/20/28 (Call 01/20/27)(a)	10	11,063
3.88%, 08/01/25	35	38,705
3.97%, 03/05/29 (Call 03/05/28)(a)	10	11,260
3.97%, 02/07/30 (Call 02/07/29)(a)	50	56,623
4.27%, 07/23/29 (Call 07/23/28)(a)	56	64,531
4.45%, 03/03/26	50	56,354
Series L, 3.95%, 04/21/25	10	10,898
Series L, 4.18%, 11/25/27 (Call 11/25/26)	50	55,627
	Par
Security	(000)	Value

Banks (continued)
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	$25	$27,273
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26 (Call 05/17/26)	10	10,491
2.80%, 05/04/26 (Call 02/04/26)	45	47,771
3.00%, 10/30/28 (Call 07/30/28)	35	37,689
3.25%, 05/16/27 (Call 02/16/27)	55	59,775
Bank of Nova Scotia (The), 4.50%, 12/16/25	60	67,811
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	8	8,998
CIT Group Inc., 6.13%, 03/09/28	5	6,000
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	26,666
3.40%, 05/01/26	8	8,667
3.52%, 10/27/28 (Call 10/27/27)(a)	50	54,439
3.67%, 07/24/28 (Call 07/24/27)(a)	25	27,468
3.70%, 01/12/26	10	10,997
3.89%, 01/10/28 (Call 01/10/27)(a)	25	27,683
3.98%, 03/20/30 (Call 03/20/29)(a)	50	56,716
4.08%, 04/23/29 (Call 04/23/28)(a)	17	19,277
4.13%, 07/25/28	25	27,861
4.30%, 11/20/26	10	11,113
4.40%, 06/10/25	40	44,454
4.45%, 09/29/27	25	28,204
4.60%, 03/09/26	35	39,815
5.50%, 09/13/25	30	35,211
Citizens Financial Group Inc., 4.30%, 12/03/25
(Call 11/03/25)	25	27,973
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	50	56,803
Commonwealth Bank of Australia
2.63%, 09/06/26(b)	8	8,370
2.85%, 05/18/26(b)	33	34,942
3.90%, 03/16/28(b)	50	57,546
Deutsche Bank AG, 4.10%, 01/13/26	30	31,658
Fifth Third Bancorp., 3.95%, 03/14/28 (Call 02/14/28)	25	28,600
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(b)	25	24,298
8.25%, 04/15/25 (Call 04/15/21)(b)	10	9,485
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	43	46,205
3.69%, 06/05/28 (Call 06/05/27)(a)	35	38,311
3.75%, 02/25/26 (Call 11/25/25)	10	10,956
3.81%, 04/23/29 (Call 04/23/28)(a)	70	77,280
3.85%, 01/26/27 (Call 01/26/26)	40	43,891
4.22%, 05/01/29 (Call 05/01/28)(a)	35	39,682
HSBC Holdings PLC, 4.04%, 03/13/28 (Call 03/13/27)(a)	200	218,848
Huntington Bancshares Inc./OH, 4.00%, 05/15/25
(Call 04/15/25)	8	8,901
JPMorgan Chase & Co.
2.74%, 10/15/30 (Call 10/15/29)(a)	65	67,663
2.95%, 10/01/26 (Call 07/01/26)	15	15,908
3.20%, 06/15/26 (Call 03/15/26)	10	10,754
3.30%, 04/01/26 (Call 01/01/26)	55	59,454
3.51%, 01/23/29 (Call 01/23/28)(a)	25	27,354
3.78%, 02/01/28 (Call 02/01/27)(a)	65	72,010
3.90%, 07/15/25 (Call 04/15/25)	15	16,531
3.96%, 01/29/27 (Call 01/29/26)(a)	25	27,795
4.01%, 04/23/29 (Call 04/23/28)(a)	75	84,948
4.13%, 12/15/26	50	56,352
4.20%, 07/23/29 (Call 07/23/28)(a)	40	46,068
7.63%, 10/15/26	10	13,272

10	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
KeyCorp.
4.10%, 04/30/28	$75	$85,372
4.15%, 10/29/25	10	11,276
KfW
1.75%, 09/14/29	70	73,478
2.00%, 05/02/25	40	41,978
2.88%, 04/03/28	25	28,323
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	31,216
2.38%, 06/10/25	15	16,024
Series 37, 2.50%, 11/15/27	30	33,012
Macquarie Bank Ltd., 3.90%, 01/15/26(b)	8	8,864
Macquarie Group Ltd.
4.65%, 03/27/29 (Call 03/27/28)(a)(b)	10	11,674
5.03%, 01/15/30 (Call 01/15/29)(a)(b)	25	30,143
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	50	55,318
3.74%, 03/07/29	25	28,121
3.78%, 03/02/25	35	38,107
3.96%, 03/02/28	15	17,039
4.05%, 09/11/28	25	28,767
Morgan Stanley
3.13%, 07/27/26	25	26,660
3.59%, 07/22/28 (Call 07/22/27)(a)	50	54,920
3.77%, 01/24/29 (Call 01/24/28)(a)	50	55,463
3.88%, 01/27/26	50	55,135
3.95%, 04/23/27	15	16,506
4.00%, 07/23/25	90	99,861
4.35%, 09/08/26	20	22,569
5.00%, 11/24/25	35	40,454
MUFG Americas Holdings Corp., 3.00%, 02/10/25
(Call 01/10/25)	20	21,175
Northern Trust Corp., 3.95%, 10/30/25	50	56,452
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	5	5,172
3.15%, 05/19/27 (Call 04/19/27)	5	5,388
3.45%, 04/23/29 (Call 01/23/29)	85	93,510
Royal Bank of Canada, 4.65%, 01/27/26	55	63,449
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	10	10,962
4.50%, 07/17/25 (Call 04/17/25)	45	49,508
State Street Corp.
2.65%, 05/19/26	48	50,522
3.03%, 11/01/34 (Call 11/01/29)(a)	50	53,449
Sumitomo Mitsui Financial Group Inc.
3.36%, 07/12/27	90	97,843
3.54%, 01/17/28	25	27,459
3.78%, 03/09/26	25	27,586
4.31%, 10/16/28	5	5,844
SVB Financial Group, 3.50%, 01/29/25	45	48,404
Truist Bank, 4.05%, 11/03/25 (Call 09/03/25)	10	11,295
Truist Financial Corp.
3.88%, 03/19/29 (Call 02/19/29)	40	45,866
4.00%, 05/01/25 (Call 03/01/25)	70	77,497
U.S. Bancorp.
3.00%, 07/30/29 (Call 04/30/29)	32	34,141
3.95%, 11/17/25 (Call 10/17/25)	25	28,305
Series V, 2.38%, 07/22/26 (Call 06/22/26)	75	78,509
Series X, 3.15%, 04/27/27 (Call 03/27/27)	30	32,684
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	28,225
	Par
Security	(000)	Value

Banks (continued)
Wells Fargo & Co.
3.00%, 02/19/25	$60	$63,431
3.00%, 04/22/26	60	63,417
3.00%, 10/23/26	35	37,104
3.20%, 06/17/27 (Call 06/17/26)(a)	10	10,662
3.55%, 09/29/25	45	48,911
3.58%, 05/22/28 (Call 05/22/27)(a)	45	49,137
4.10%, 06/03/26	20	22,056
4.15%, 01/24/29 (Call 10/24/28)	75	86,363
4.30%, 07/22/27	30	33,668
Westpac Banking Corp.
2.70%, 08/19/26	25	26,351
3.35%, 03/08/27	25	27,511
4.11%, 07/24/34 (Call 07/24/29)(a)	51	55,889
		4,817,569
Beverages — 0.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	25	27,345
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26
(Call 11/01/25)	10	10,967
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	37	41,788
4.75%, 01/23/29 (Call 10/23/28)	35	41,495
Central American Bottling Corp., 5.75%, 01/31/27
(Call 01/31/22)(d)	50	52,698
Coca-Cola Co. (The)
2.13%, 09/06/29	20	20,458
2.25%, 09/01/26	25	26,169
2.88%, 10/27/25	2	2,159
2.90%, 05/25/27	5	5,446
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	20	20,995
3.70%, 12/06/26 (Call 09/06/26)	25	27,397
4.40%, 11/15/25 (Call 09/15/25)	2	2,256
4.65%, 11/15/28 (Call 08/15/28)	25	29,067
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	2	2,210
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	5	5,114
3.43%, 06/15/27 (Call 03/15/27)	5	5,377
4.42%, 05/25/25 (Call 03/25/25)	20	22,432
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	5	5,214
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	90	94,741
2.75%, 04/30/25 (Call 01/30/25)	35	37,084
3.50%, 07/17/25 (Call 04/17/25)	10	10,984
		491,396
Biotechnology — 0.2%
Amgen Inc.
2.45%, 02/21/30 (Call 11/21/29)	80	81,366
3.20%, 11/02/27 (Call 08/02/27)	2	2,171
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	2	2,206
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	20	22,266
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	20	21,438
3.50%, 02/01/25 (Call 11/01/24)	20	21,711
3.65%, 03/01/26 (Call 12/01/25)	40	44,150
		195,308

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Building Materials — 0.2%
Cornerstone Building Brands Inc., 8.00%, 04/15/26
(Call 04/15/21)(b)	$5	$4,988
Fortune Brands Home & Security Inc., 3.25%, 09/15/29
(Call 06/15/29)	20	21,183
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	15	15,123
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(b)	25	25,259
Martin Marietta Materials Inc., 3.50%, 12/15/27
(Call 09/15/27)	25	27,237
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	15	16,880
4.45%, 04/01/25 (Call 01/01/25)	10	11,105
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	27,952
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(b)	25	25,680
6.00%, 10/15/25 (Call 10/15/20)(b)	25	26,102
		201,509
Chemicals — 0.6%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	5,486
CF Industries Inc., 4.50%, 12/01/26(b)	35	38,765
Chemours Co. (The), 7.00%, 05/15/25 (Call 05/15/20)	25	23,380
CNAC HK Finbridge Co. Ltd., 5.13%, 03/14/28(d)	200	232,912
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	50	58,973
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/15/25)	50	56,282
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	35	38,503
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(b)	10	10,082
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	10	10,900
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(b)	25	24,668
International Flavors & Fragrances Inc., 4.45%, 09/26/28
(Call 06/26/28)	5	5,725
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	5	5,373
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26
(Call 04/30/21)(b)	10	9,818
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)	25	27,424
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	20,983
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	5	5,377
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)	10	10,483
3.45%, 06/01/27 (Call 03/01/27)	60	65,474
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	25	23,995
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	5	5,347
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	6	6,795
		686,745
Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(b)	10	10,483
9.75%, 07/15/27 (Call 07/15/22)(b)	15	15,991
APTIM Corp., 7.75%, 06/15/25 (Call 06/15/20)(b)	5	2,866
Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
5.25%, 03/15/25 (Call 03/30/20)(b)	10	10,122
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	10	11,282
Brink's Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(b)	5	5,126
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	45	50,438
Gartner Inc., 5.13%, 04/01/25 (Call 04/01/20)(b)	5	5,168
Global Payments Inc., 4.45%, 06/01/28 (Call 03/01/28)	10	11,478
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(b)	15	15,590
Hertz Corp. (The), 6.00%, 01/15/28 (Call 01/15/23)(b)	25	23,110
	Par
Security	(000)	Value

Commercial Services (continued)
IHS Markit Ltd.
4.75%, 02/15/25 (Call 11/15/24)(b)	$30	$33,263
4.75%, 08/01/28 (Call 05/01/28)	10	11,684
Moody's Corp.
3.25%, 01/15/28 (Call 10/15/27)	5	5,423
4.25%, 02/01/29 (Call 11/01/28)	5	5,902
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)	5	5,278
Prime Security Services Borrower LLC/Prime Finance Inc.,
6.25%, 01/15/28 (Call 01/15/23)(b)	15	14,540
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	15	16,120
8.25%, 11/15/26 (Call 11/15/21)(b)	10	11,041
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	35	39,041
4.40%, 02/15/26 (Call 11/15/25)	5	5,732
Team Health Holdings Inc., 6.38%, 02/01/25
(Call 03/16/20)(b)(c)	25	13,428
Transurban Finance Co. Pty Ltd., 3.38%, 03/22/27
(Call 12/22/26)(b)	25	26,553
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	10	10,086
4.88%, 01/15/28 (Call 01/15/23)	25	25,693
5.50%, 05/15/27 (Call 05/15/22)	25	26,138
5.88%, 09/15/26 (Call 09/15/21)	10	10,546
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	10	11,128
4.13%, 03/15/29 (Call 12/15/28)	45	51,574
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	5	5,450
		490,274
Computers — 0.5%
Apple Inc.
2.20%, 09/11/29 (Call 06/11/29)	10	10,294
2.45%, 08/04/26 (Call 05/04/26)	70	73,383
2.90%, 09/12/27 (Call 06/12/27)	40	43,122
3.20%, 05/13/25	35	37,915
3.20%, 05/11/27 (Call 02/11/27)	30	32,839
3.25%, 02/23/26 (Call 11/23/25)	40	43,690
3.35%, 02/09/27 (Call 11/09/26)	10	11,013
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(b)	15	15,080
Dell International LLC/EMC Corp., 6.02%, 06/15/26
(Call 03/15/26)(b)	85	99,529
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	6	6,595
Hewlett Packard Enterprise Co., 4.90%, 10/15/25
(Call 07/15/25)	40	45,472
International Business Machines Corp.
3.30%, 05/15/26	100	109,418
7.00%, 10/30/25	25	31,843
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	25	25,095
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	5	5,297
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 06/01/25 (Call 06/01/20)(b)	10	9,981
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	25	25,840
		626,406
Cosmetics & Personal Care — 0.0%
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(b)	5	5,133
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29
(Call 09/01/29)	5	5,195
Procter & Gamble Co. (The)
2.45%, 11/03/26	10	10,687

12	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
2.70%, 02/02/26	$2	$2,161
2.85%, 08/11/27	10	10,996
		34,172
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 5.88%,
05/15/26 (Call 05/15/21)(b)	5	5,183
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(b)	5	5,069
H&E Equipment Services Inc., 5.63%, 09/01/25
(Call 09/01/20)	10	10,392
Performance Food Group Inc., 5.50%, 10/15/27
(Call 10/15/22)(b)	10	10,549
Wolverine Escrow LLC, 9.00%, 11/15/26 (Call 11/15/22)(b)	25	24,804
		55,997
Diversified Financial Services — 1.1%
Air Lease Corp.
3.25%, 03/01/25 (Call 01/01/25)	35	36,347
3.63%, 12/01/27 (Call 09/01/27)	25	26,492
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	8	8,639
Ally Financial Inc.
4.63%, 03/30/25	10	10,966
5.75%, 11/20/25 (Call 10/21/25)	25	28,240
American Express Co.
3.13%, 05/20/26 (Call 04/20/26)	43	46,529
4.20%, 11/06/25 (Call 10/06/25)	25	28,255
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	20	21,938
Ameriprise Financial Inc., 2.88%, 09/15/26 (Call 06/15/26)	13	13,794
Avolon Holdings Funding Ltd., 4.38%, 05/01/26
(Call 03/01/26)(b)	25	26,832
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/27
(Call 07/02/27)(b)	15	16,274
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	10	11,893
Capital One Financial Corp.
3.75%, 07/28/26 (Call 06/28/26)	10	10,680
3.75%, 03/09/27 (Call 02/09/27)	5	5,464
3.80%, 01/31/28 (Call 12/31/27)	50	54,825
4.20%, 10/29/25 (Call 09/29/25)	20	21,903
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)	25	27,116
3.25%, 05/22/29 (Call 02/22/29)	5	5,471
3.85%, 05/21/25 (Call 03/21/25)	10	11,103
4.00%, 02/01/29 (Call 11/01/28)	5	5,783
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	10	10,658
3.75%, 06/15/28 (Call 03/15/28)	5	5,640
Curo Group Holdings Corp., 8.25%, 09/01/25
(Call 09/01/21)(b)	10	8,520
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	26,911
4.10%, 02/09/27 (Call 11/09/26)	25	27,318
4.50%, 01/30/26 (Call 11/30/25)	20	22,422
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	27,492
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	5	5,360
3.75%, 12/01/25 (Call 09/01/25)	30	32,825
Jefferies Group LLC, 6.45%, 06/08/27	15	18,068
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
4.85%, 01/15/27	5	5,653
Lazard Group LLC, 3.63%, 03/01/27 (Call 12/01/26)	8	8,607
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Legg Mason Inc., 4.75%, 03/15/26.	$15	$17,172
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(b)	25	26,086
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	5	5,400
2.95%, 06/01/29 (Call 03/01/29)	4	4,348
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	10	10,952
Nationstar Mortgage Holdings Inc., 9.13%, 07/15/26
(Call 07/15/21)(b)	10	10,865
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	25	24,215
6.75%, 06/25/25	10	10,704
NFP Corp., 6.88%, 07/15/25 (Call 07/15/20)(b)	10	10,028
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	31	36,036
ORIX Corp., 3.70%, 07/18/27	25	27,720
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	202,712
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(b)	10	10,379
5.75%, 05/01/25 (Call 05/01/20)(b)	25	25,651
Springleaf Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	25	25,536
6.88%, 03/15/25	25	27,779
7.13%, 03/15/26	10	11,089
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	25	26,563
4.50%, 07/23/25 (Call 04/23/25)	10	11,055
5.15%, 03/19/29 (Call 12/19/28)	35	40,805
TD Ameritrade Holding Corp., 3.30%, 04/01/27
(Call 01/01/27)	25	26,997
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	55	59,724
		1,269,834
Electric — 1.4%
AES Corp./VA, 5.50%, 04/15/25 (Call 04/15/20)	10	10,223
Alliant Energy Finance LLC, 4.25%, 06/15/28
(Call 03/15/28)(b)	10	11,274
Ameren Corp., 3.65%, 02/15/26 (Call 11/15/25)	15	16,214
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	10	10,798
3.80%, 05/15/28 (Call 02/15/28)	5	5,754
American Electric Power Co. Inc., 3.20%, 11/13/27
(Call 08/13/27)	25	26,875
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	5	5,262
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	15	14,380
5.13%, 03/15/28 (Call 03/15/23)(b)	20	18,854
5.25%, 06/01/26 (Call 06/01/21)(b)	15	14,637
5.75%, 01/15/25 (Call 03/30/20)	10	10,039
CenterPoint Energy Inc., 4.25%, 11/01/28 (Call 08/01/28)	5	5,721
Clearway Energy Operating LLC, 5.00%, 09/15/26
(Call 09/15/21)	5	5,181
Cleco Corporate Holdings LLC, 3.38%, 09/15/29
(Call 06/11/29)(b)	5	5,178
CMS Energy Corp., 3.45%, 08/15/27 (Call 05/15/27)	13	14,291
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	5	5,257
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	10	10,805
Dominion Energy Inc., 4.25%, 06/01/28 (Call 03/01/28)	15	17,133
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	75	78,618
Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	12,954
Duke Energy Corp., 2.65%, 09/01/26 (Call 06/01/26)	45	46,856

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	$25	$26,241
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	25	27,103
3.70%, 09/01/28 (Call 06/01/28)	30	34,049
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	10	10,824
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	55	60,570
Enel Chile SA, 4.88%, 06/12/28	50	56,800
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	33	36,034
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	10	10,405
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	25	25,952
Eversource Energy, Series O, 4.25%, 04/01/29
(Call 01/01/29)	5	5,811
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	25	27,680
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	35	38,782
Florida Power & Light Co., 3.13%, 12/01/25 (Call 06/01/25)	14	15,110
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	25	26,971
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	8	8,703
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	5,700
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	5	5,433
Lamar Funding Ltd., 3.96%, 05/07/25(d)	200	193,182
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25
(Call 07/01/25)	5	5,427
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	50	56,755
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28
(Call 02/15/28)(b)	6	6,858
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	50	52,335
3.55%, 05/01/27 (Call 02/01/27)	10	10,982
NextEra Energy Operating Partners LP, 4.50%, 09/15/27
(Call 06/15/27)(b)	25	26,132
Niagara Mohawk Power Corp., 4.28%, 12/15/28
(Call 09/15/28)(b)	5	5,877
NRG Energy Inc.
6.63%, 01/15/27 (Call 07/15/21)	10	10,425
7.25%, 05/15/26 (Call 05/15/21)	25	26,514
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	15	16,300
3.25%, 05/15/29 (Call 02/15/29)	10	11,053
Oklahoma Gas & Electric Co., 3.80%, 08/15/28
(Call 02/15/28)	5	5,668
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28
(Call 08/15/28)	5	5,702
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	25	26,922
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	10,673
Public Service Co. of Colorado, 3.70%, 06/15/28
(Call 12/15/27)	25	28,565
Public Service Electric & Gas Co., 3.70%, 05/01/28
(Call 02/01/28)	30	34,294
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	15	16,152
San Diego Gas & Electric Co., 2.50%, 05/15/26
(Call 02/15/26)	35	36,101
Southern California Edison Co.
6.65%, 04/01/29	5	6,389
Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	11,598
Series E, 3.70%, 08/01/25 (Call 06/01/25)	10	11,015
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	10	10,732
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	25	27,906
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26
(Call 07/01/26)	15	15,734
	Par
Security	(000)	Value

Electric (continued)
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/20)	$5	$3,654
10.50%, 01/15/26 (Call 01/15/22)(b)	10	8,642
Terraform Global Operating LLC, 6.13%, 03/01/26
(Call 03/01/21)(b)	10	10,447
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)	70	74,948
Series A, 3.80%, 04/01/28 (Call 01/01/28)	25	28,439
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	25	25,861
5.00%, 07/31/27 (Call 07/31/22)(b)	10	10,115
5.50%, 09/01/26 (Call 09/01/21)(b)	15	15,217
5.63%, 02/15/27 (Call 02/15/22)(b)	10	10,249
		1,625,335
Electrical Components & Equipment — 0.0%
Energizer Holdings Inc., 6.38%, 07/15/26 (Call 07/15/21)(b)	25	26,318
Electronics — 0.2%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	5	5,307
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	5	5,764
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	11	11,666
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	5	5,438
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	5	5,555
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	10,578
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	25	26,443
2.70%, 08/15/29 (Call 05/15/29)	10	10,715
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	10,584
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(b)	5	5,165
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	5	5,089
3.95%, 01/12/28 (Call 10/12/27)	6	6,457
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	5	5,717
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	29	33,417
Sensata Technologies BV, 5.00%, 10/01/25(b)	25	26,416
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	5	5,264
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	5	5,736
		185,311
Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 5.00%, 01/31/28
(Call 07/31/27)(b)	10	10,775

Engineering & Construction — 0.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	25	25,862
Brand Industrial Services Inc., 8.50%, 07/15/25
(Call 07/15/20)(b)	10	9,699
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(c)	5	4,686
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(b)	5	5,222
Tutor Perini Corp., 6.88%, 05/01/25 (Call 05/01/20)(b)(c)	10	9,078
		54,547
Entertainment — 0.1%
AMC Entertainment Holdings Inc., 5.88%, 11/15/26
(Call 11/15/21)	25	19,992
Churchill Downs Inc., 5.50%, 04/01/27 (Call 04/01/22)(b)	10	10,435
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	10	10,453
Live Nation Entertainment Inc., 4.75%, 10/15/27
(Call 10/15/22)(b)	10	10,050
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(b)	25	25,058
7.25%, 11/15/29 (Call 11/15/24)(b)	10	9,753

14	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Entertainment (continued)
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
7.00%, 07/15/26 (Call 07/15/21)(b)	$10	$10,753
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/01/29 (Call 07/01/29)(b)	25	24,304
		120,798
Environmental Control — 0.1%
Covanta Holding Corp., 6.00%, 01/01/27 (Call 01/01/22)	5	5,090
GFL Environmental Inc., 5.13%, 12/15/26 (Call 12/15/22)(b)	25	25,877
Republic Services Inc.
3.38%, 11/15/27 (Call 08/15/27)	25	27,475
3.95%, 05/15/28 (Call 02/15/28)	20	22,851
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	9	9,984
4.25%, 12/01/28 (Call 09/01/28)	5	5,808
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	15	16,035
3.15%, 11/15/27 (Call 08/15/27)	40	43,044
3.20%, 06/15/26 (Call 04/15/26)	10	10,848
		167,012
Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
4.63%, 01/15/27 (Call 01/15/23)(b)	10	9,860
4.88%, 02/15/30 (Call 02/15/25)(b)	15	15,000
5.75%, 03/15/25 (Call 03/30/20)	10	10,358
7.50%, 03/15/26 (Call 03/15/22)(b)	5	5,551
B&G Foods Inc., 5.25%, 09/15/27 (Call 03/01/22)	25	24,651
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	2	2,185
4.15%, 03/15/28 (Call 12/15/27)	25	27,860
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)	25	28,010
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	25	27,706
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25
(Call 06/15/20)(b)	25	25,636
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.,
6.50%, 04/15/29 (Call 04/15/24)(b)	10	10,860
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	5	5,402
3.50%, 03/15/25	10	10,844
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	54,397
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	35	34,805
4.88%, 02/15/25 (Call 03/30/20)(b)	30	30,855
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	15	16,593
4.50%, 01/15/29 (Call 10/15/28)(c)	5	5,865
Lamb Weston Holdings Inc., 4.63%, 11/01/24
(Call 11/01/21)(b)	25	26,016
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	32	34,757
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	20	23,263
Pilgrim's Pride Corp.
5.75%, 03/15/25 (Call 03/30/20)(b)	10	10,210
5.88%, 09/30/27 (Call 09/30/22)(b)	5	5,189
Post Holdings Inc.
5.63%, 01/15/28 (Call 12/01/22)(b)	10	10,412
5.75%, 03/01/27 (Call 03/01/22)(b)	25	26,093
Smithfield Foods Inc., 5.20%, 04/01/29 (Call 01/01/29)(b)	25	28,435
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	10	10,818
	Par
Security	(000)	Value

Food (continued)
3.30%, 07/15/26 (Call 04/15/26)	$10	$10,878
3.55%, 03/15/25 (Call 01/15/25)	15	16,343
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	15	16,388
4.00%, 03/01/26 (Call 01/01/26)	50	55,883
4.35%, 03/01/29 (Call 12/01/28)	35	41,067
		662,190
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	25	26,122
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27.	10	10,951
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	25	27,676
		38,627
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%,
05/20/25 (Call 02/20/25)	25	25,271
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	25	26,828
3.15%, 08/01/27 (Call 05/01/27)(b)	10	10,830
CenterPoint Energy Resources Corp., 4.00%, 04/01/28
(Call 01/01/28)	10	11,272
National Fuel Gas Co., 3.95%, 09/15/27 (Call 06/15/27)	20	21,212
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	25	27,350
Southern California Gas Co., Series TT, 2.60%, 06/15/26
(Call 03/15/26)	5	5,271
		128,034
Hand & Machine Tools — 0.0%
Colfax Corp., 6.38%, 02/15/26 (Call 02/15/22)(b)	5	5,389
Health Care - Products — 0.4%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	35	39,376
3.88%, 09/15/25 (Call 06/15/25)	35	39,109
Avantor Inc., 9.00%, 10/01/25 (Call 10/01/20)(b)	25	27,320
Boston Scientific Corp., 3.75%, 03/01/26 (Call 01/01/26)	12	13,221
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	10	10,914
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	10	11,555
Hill-Rom Holdings Inc., 4.38%, 09/15/27 (Call 09/15/22)(b)	25	25,928
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(b)	25	25,480
4.63%, 02/01/28 (Call 02/01/23)(b)	5	5,253
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)	5	5,544
Medtronic Inc., 3.50%, 03/15/25	44	48,323
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA,
7.25%, 02/01/28 (Call 02/01/23)(b)	25	24,556
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	2	2,184
3.50%, 03/15/26 (Call 12/15/25)	30	33,050
3.65%, 03/07/28 (Call 12/07/27)	12	13,422
Thermo Fisher Scientific Inc., 2.95%, 09/19/26
(Call 06/19/26)	35	37,493
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25
(Call 01/01/25)	45	48,414
		411,142
Health Care - Services — 0.7%
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	35	36,127
3.65%, 12/01/27 (Call 09/01/27)	25	27,354

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Catalent Pharma Solutions Inc., 4.88%, 01/15/26
(Call 10/15/20)(b)	$25	$25,782
Centene Corp.
3.38%, 02/15/30 (Call 02/15/25)(b)	15	14,992
4.25%, 12/15/27 (Call 12/15/22)(b)	20	20,622
4.63%, 12/15/29 (Call 12/15/24)(b)	45	48,151
4.75%, 01/15/25 (Call 03/30/20)	25	25,703
5.25%, 04/01/25 (Call 04/01/20)(b)	10	10,333
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(b)	5	5,091
5.50%, 04/01/26 (Call 04/01/21)(b)	25	26,335
CHS/Community Health Systems Inc., 8.00%, 03/15/26
(Call 03/15/22)(b)	50	51,652
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	50	54,728
5.25%, 06/15/26 (Call 12/15/25)	40	45,726
5.38%, 02/01/25	50	55,253
5.63%, 09/01/28 (Call 03/01/28)	25	28,369
5.88%, 02/01/29 (Call 08/01/28)	5	5,789
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	8	8,878
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	30	32,297
3.60%, 09/01/27 (Call 06/01/27)	12	13,150
MEDNAX Inc., 6.25%, 01/15/27 (Call 01/15/22)(b)	10	9,618
Providence St Joseph Health Obligated Group, Series 19A,
2.53%, 10/01/29 (Call 07/01/29)	5	5,187
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)	5	5,749
RegionalCare Hospital Partners Holdings Inc./LifePoint
Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(b)	25	26,801
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(b)	25	26,689
Tenet Healthcare Corp.
4.88%, 01/01/26 (Call 03/01/22)(b)	25	25,451
5.13%, 05/01/25 (Call 05/01/20)	25	25,175
5.13%, 11/01/27 (Call 11/01/22)(b)	20	20,772
6.25%, 02/01/27 (Call 02/01/22)(b)	10	10,486
Toledo Hospital (The), Series B, 5.33%, 11/15/28.	5	5,848
UnitedHealth Group Inc.
2.95%, 10/15/27	20	21,366
3.10%, 03/15/26	8	8,597
3.75%, 07/15/25	30	33,236
3.88%, 12/15/28	25	28,558
West Street Merger Sub Inc., 6.38%, 09/01/25
(Call 09/01/20)(b)	10	9,822
		799,687
Holding Companies - Diversified — 0.1%
Apollo Investment Corp., 5.25%, 03/03/25	10	10,483
Ares Capital Corp., 4.25%, 03/01/25 (Call 01/01/25)	10	10,718
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27 (Call 11/15/26)(b)	25	25,276
6.38%, 12/15/25 (Call 12/15/20)	25	25,824
		72,301
Home Builders — 0.1%
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 03/16/20)	10	10,318
Brookfield Residential Properties Inc./Brookfield Residential
U.S. Corp., 6.25%, 09/15/27 (Call 09/15/22)(b)	5	5,177
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	5	5,935
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	25	27,561
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	25	27,698
	Par
Security	(000)	Value

Home Builders (continued)
Shea Homes LP/Shea Homes Funding Corp., 6.13%,
04/01/25 (Call 04/01/20)(b)	$5	$5,167
Taylor Morrison Communities Inc., 5.75%, 01/15/28
(Call 10/15/27)(b)	25	27,662
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	5	5,299
4.88%, 03/15/27 (Call 12/15/26)	5	5,464
		120,281
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	10	10,673
4.40%, 03/15/29 (Call 12/15/28)	5	5,656
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	5	5,815
		22,144
Household Products & Wares — 0.0%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	5	5,988
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	15	16,066
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	20	22,831
Kimberly-Clark Corp., 3.95%, 11/01/28 (Call 08/01/28)	5	5,839
		50,724
Housewares — 0.0%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	30	31,234

Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25
(Call 11/15/20)(b)	10	9,783
Aflac Inc., 2.88%, 10/15/26 (Call 07/15/26)	10	10,686
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 10/15/22)(b)	15	14,978
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	10	10,909
American International Group Inc., 3.90%, 04/01/26
(Call 01/01/26)	75	83,147
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	27,719
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	25	28,706
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/15/20)(b)	10	10,042
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	25	26,844
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	25	27,782
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	40	43,353
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	25	25,329
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	26,839
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	5	5,716
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	5	5,664
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	50	55,889
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	25	28,168
Global Atlantic Fin Co., 4.40%, 10/15/29 (Call 07/15/29)(b)	5	5,246
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	5,704
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28
(Call 02/17/28)(b)	25	28,823
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	5	5,066
Jackson National Life Global Funding, 3.88%, 06/11/25(b)	30	33,300
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	25	29,343
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	30	32,686
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	8	8,917
Manulife Financial Corp., 4.15%, 03/04/26	25	28,184
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	25	27,236

16	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	$20	$21,892
4.38%, 03/15/29 (Call 12/15/28)	56	65,290
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	5,462
MetLife Inc., 3.60%, 11/13/25 (Call 08/13/25)	30	33,036
New York Life Global Funding, 3.00%, 01/10/28(b)	25	27,397
Principal Life Global Funding II
2.50%, 09/16/29(b)	5	5,275
3.00%, 04/18/26(b)	15	16,156
Progressive Corp. (The), 2.45%, 01/15/27	25	26,094
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	5	5,689
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	25	28,155
4.50%, 09/15/47 (Call 09/15/27)(a)	25	26,430
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)	25	26,525
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	10	11,053
3.95%, 09/15/26 (Call 06/15/26)	5	5,544
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	11,021
USI Inc./NY, 6.88%, 05/01/25 (Call 05/01/20)(b)	5	4,991
Voya Financial Inc., 3.65%, 06/15/26	15	16,578
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	10	10,340
XLIT Ltd., 4.45%, 03/31/25	10	11,193
		1,004,180
Internet — 0.5%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)	40	41,404
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)	45	49,480
5.20%, 12/03/25 (Call 09/03/25)	20	23,794
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	5	5,471
3.65%, 03/15/25 (Call 12/15/24)	25	26,989
eBay Inc., 3.60%, 06/05/27 (Call 03/05/27)	30	32,199
Expedia Group Inc., 5.00%, 02/15/26 (Call 11/15/25)	5	5,580
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(b)	5	4,659
Match Group Inc., 5.63%, 02/15/29 (Call 02/15/24)(b)	5	5,359
Netflix Inc.
4.38%, 11/15/26(c)	25	26,175
5.38%, 11/15/29(b)	10	10,876
5.88%, 02/15/25	5	5,586
5.88%, 11/15/28	25	28,143
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/20)(b)	10	10,127
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26
(Call 10/01/22)(b)	25	23,726
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	223,900
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(b)	20	20,812
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/22)	25	26,045
5.25%, 04/01/25 (Call 01/01/25)	5	5,448
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25
(Call 05/15/20)	25	25,548
		601,321
Iron & Steel — 0.1%
AK Steel Corp., 7.00%, 03/15/27 (Call 03/15/22)	5	4,724
ArcelorMittal SA, 6.13%, 06/01/25	25	28,499
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(b)	5	5,093
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/30/20)	7	6,385
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	25	25,969
	Par
Security	(000)	Value

Iron & Steel (continued)
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)	$25	$21,611
Vale Overseas Ltd., 6.25%, 08/10/26	30	35,201
		127,482
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	10	9,891
6.00%, 08/15/26 (Call 08/15/21)	10	10,286
6.38%, 04/01/26 (Call 04/01/21)	25	26,112
Hilton Domestic Operating Co. Inc., 5.13%, 05/01/26
(Call 05/01/21)	25	25,635
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	5	5,597
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	26,401
Marriott International Inc./MD, Series X, 4.00%, 04/15/28
(Call 01/15/28)	6	6,607
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	5	5,250
5.50%, 04/15/27 (Call 01/15/27)	25	27,462
Wyndham Destinations Inc., 5.75%, 04/01/27 (Call 01/01/27)	25	26,262
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(b)	25	24,520
		194,023
Machinery — 0.2%
John Deere Capital Corp.
2.25%, 09/14/26	5	5,189
2.45%, 01/09/30	5	5,200
3.45%, 03/13/25	40	43,548
3.45%, 03/07/29	5	5,624
Mueller Water Products Inc., 5.50%, 06/15/26
(Call 06/15/21)(b)	5	5,256
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	5	5,459
Otis Worldwide Corp., 2.29%, 04/05/27 (Call 02/05/27)(b)(c)	85	86,850
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	5,695
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%,
04/15/26 (Call 04/15/21)(b)	10	9,549
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	25	28,474
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	10	10,852
		211,696
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	15	15,538
2.88%, 10/15/27 (Call 07/15/27)	25	26,621
3.63%, 09/14/28 (Call 06/14/28)	5	5,615
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	5	5,512
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp., 12.25%,
11/15/26 (Call 11/15/22)(b)	5	5,132
General Electric Co., 5.55%, 01/05/26	5	5,904
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5	5,311
Ingersoll-Rand Luxembourg Finance SA, 3.80%, 03/21/29
(Call 12/21/28)	35	39,276
Koppers Inc., 6.00%, 02/15/25 (Call 03/30/20)(b)	10	9,850
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	25	26,944
3.25%, 06/14/29 (Call 03/14/29)	5	5,421
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	5,627
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	30	32,372
		189,123

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/30 (Call 09/01/24)(b)	$25	$25,696
5.00%, 02/01/28 (Call 08/01/22)(b)	15	15,603
5.13%, 05/01/27 (Call 05/01/22)(b)	50	52,106
5.38%, 06/01/29 (Call 06/01/24)(b)	10	10,657
5.50%, 05/01/26 (Call 05/01/21)(b)	25	26,066
5.75%, 02/15/26 (Call 02/15/21)(b)	25	25,998
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	50	54,393
4.91%, 07/23/25 (Call 04/23/25)	38	42,709
5.05%, 03/30/29 (Call 12/30/28)	20	23,114
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	10,312
3.15%, 03/01/26 (Call 12/01/25)	25	26,959
3.15%, 02/15/28 (Call 11/15/27)	25	27,164
3.30%, 02/01/27 (Call 11/01/26)	25	27,227
3.38%, 08/15/25 (Call 05/15/25)	10	10,862
3.95%, 10/15/25 (Call 08/15/25)	6	6,722
4.15%, 10/15/28 (Call 07/15/28)	50	58,106
Cox Communications Inc.
3.50%, 08/15/27 (Call 05/15/27)(b)	25	27,101
3.85%, 02/01/25 (Call 11/01/24)(b)	25	27,122
CSC Holdings LLC, 5.38%, 02/01/28 (Call 02/01/23)(b)	200	208,218
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	40	36,901
6.63%, 08/15/27 (Call 08/15/22)(b)(c)	20	16,125
Discovery Communications LLC
3.95%, 06/15/25 (Call 03/15/25)	5	5,490
4.90%, 03/11/26 (Call 12/11/25)	30	34,213
DISH DBS Corp.
5.88%, 11/15/24	25	25,699
7.75%, 07/01/26(c)	10	10,755
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(b)	60	70,617
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	5	5,172
Gray Television Inc., 5.88%, 07/15/26 (Call 07/15/21)(b)	25	25,818
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(b)	15	14,969
8.38%, 05/01/27 (Call 05/01/22)	15	16,295
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	25	25,110
Nexstar Broadcasting Inc., 5.63%, 07/15/27 (Call 07/15/22)(b)	10	10,351
Sirius XM Radio Inc.
5.00%, 08/01/27 (Call 08/01/22)(b)	25	26,089
5.38%, 07/15/26 (Call 07/15/21)(b)	25	25,985
TCI Communications Inc., 7.13%, 02/15/28	5	6,703
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	20	19,384
5.00%, 09/15/29 (Call 09/15/24)(b)	20	19,741
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	11	11,798
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	60	61,137
2.95%, 06/15/27(c)	10	10,861
3.15%, 09/17/25	10	10,938
Univision Communications Inc., 5.13%, 02/15/25
(Call 03/10/20)(b)	25	23,550
ViacomCBS Inc., 2.90%, 01/15/27 (Call 10/15/26)	55	56,812
Videotron Ltd., 5.13%, 04/15/27 (Call 04/15/22)(b)	25	26,249
Walt Disney Co. (The), 3.70%, 10/15/25 (Call 07/15/25)	20	22,257
		1,325,154
	Par
Security	(000)	Value

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	$50	$53,567

Mining — 0.3%
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27
(Call 05/01/27)(d)	200	214,256
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	25	26,000
Glencore Funding LLC, 4.00%, 03/27/27 (Call 12/27/26)(b)	35	37,227
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	5	5,439
New Gold Inc., 6.38%, 05/15/25 (Call 05/15/20)(b)	17	17,032
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	5	5,209
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(b)	25	24,515
5.88%, 09/30/26 (Call 09/30/21)(b)	25	25,824
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	5	5,519
7.13%, 07/15/28	14	19,394
		380,415
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	14	16,167

Oil & Gas — 1.8%
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/30/20)(c)	25	12,869
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	21	22,471
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
7.00%, 11/01/26 (Call 11/01/21)(b)	5	3,147
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	25	26,463
3.12%, 05/04/26 (Call 02/04/26)	35	37,455
3.41%, 02/11/26 (Call 12/11/25)	45	48,894
3.94%, 09/21/28 (Call 06/21/28)	10	11,331
4.23%, 11/06/28 (Call 08/06/28)	35	40,541
BP Capital Markets PLC, 3.28%, 09/19/27 (Call 06/19/27)	15	16,189
Callon Petroleum Co., 6.38%, 07/01/26 (Call 07/01/21)	25	19,462
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)	35	37,259
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	25	26,738
3.33%, 11/17/25 (Call 08/17/25)	2	2,180
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	6	6,192
4.38%, 03/15/29 (Call 12/15/28)	10	10,596
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	231,450
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/15/20)(b)	5	3,695
9.75%, 08/15/26 (Call 08/15/21)	15	12,582
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	6	6,238
4.30%, 08/15/28 (Call 05/15/28)	40	43,533
ConocoPhillips Co., 4.95%, 03/15/26 (Call 12/15/25)	30	35,224
ConocoPhillips Holding Co., 6.95%, 04/15/29	9	12,268
Continental Resources Inc./OK, 4.38%, 01/15/28
(Call 10/15/27)	25	24,304
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	5	5,911
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	5	4,959
Ecopetrol SA, 5.38%, 06/26/26 (Call 03/26/26)	100	112,225
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	5	5,000
5.75%, 01/30/28 (Call 01/30/23)(b)	5	4,913
Eni USA Inc., 7.30%, 11/15/27.	5	6,648

18	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	$2	$2,125
4.15%, 01/15/26 (Call 10/15/25)	10	11,281
Equinor ASA, 3.63%, 09/10/28 (Call 06/10/28)	50	56,372
Extraction Oil & Gas Inc., 5.63%, 02/01/26 (Call 02/01/21)(b)	10	3,504
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	20	20,813
2.71%, 03/06/25 (Call 12/06/24)	25	26,287
3.04%, 03/01/26 (Call 12/01/25)	25	26,933
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	25	7,932
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	10	10,565
7.88%, 10/01/29	5	6,416
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25
(Call 04/01/20)(b)	25	20,164
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	15	17,116
Indigo Natural Resources LLC, 6.88%, 02/15/26
(Call 02/15/21)(b)	10	8,537
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	27,355
Marathon Petroleum Corp., 5.13%, 12/15/26 (Call 09/15/26)	10	11,716
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(b)	15	14,158
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	25	16,527
10.50%, 05/15/27 (Call 05/15/22)(b)	5	3,665
Nabors Industries Inc., 5.75%, 02/01/25 (Call 11/01/24)	10	7,168
Newfield Exploration Co., 5.38%, 01/01/26 (Call 10/01/25)	6	6,374
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	5	4,956
3.85%, 01/15/28 (Call 10/15/27)	5	5,181
Noble Holding International Ltd., 7.88%, 02/01/26
(Call 02/01/21)(b)	5	3,089
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)	2	2,018
3.40%, 04/15/26 (Call 01/15/26)	25	25,550
3.50%, 06/15/25 (Call 03/15/25)	12	12,429
3.50%, 08/15/29 (Call 05/15/29)	25	25,022
5.55%, 03/15/26 (Call 12/15/25)	10	11,488
Parkland Fuel Corp., 5.88%, 07/15/27 (Call 07/15/22)(b)	10	10,502
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	5	4,970
5.38%, 01/15/25 (Call 03/30/20)(b)	25	25,068
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	5	4,944
5.15%, 11/15/29 (Call 08/15/29)	5	5,378
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(b)	20	19,743
7.25%, 06/15/25 (Call 06/15/20)	25	25,687
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	5	4,449
6.25%, 12/01/25 (Call 12/01/20)	5	4,912
Petrobras Global Finance BV
6.00%, 01/27/28	100	113,551
8.75%, 05/23/26	50	64,297
Petroleos Mexicanos
6.50%, 03/13/27	200	209,724
6.84%, 01/23/30 (Call 10/23/29)(b)	50	52,423
Precision Drilling Corp., 7.13%, 01/15/26 (Call 11/15/20)(b)	5	4,612
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(c)	25	16,481
Seven Generations Energy Ltd., 5.38%, 09/30/25
(Call 09/30/20)(b)	10	9,159
	Par
Security	(000)	Value

Oil & Gas (continued)
Shell International Finance BV
2.50%, 09/12/26	$23	$24,019
3.25%, 05/11/25	60	64,383
3.88%, 11/13/28 (Call 08/13/28)	20	22,670
SM Energy Co.
5.63%, 06/01/25 (Call 06/01/20)	10	7,787
6.63%, 01/15/27 (Call 01/15/22)	5	3,878
6.75%, 09/15/26 (Call 09/15/21)	10	7,924
Southwestern Energy Co., 6.20%, 01/23/25 (Call 10/23/24)	25	18,402
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	5	5,290
3.46%, 02/19/29 (Call 11/19/28)	5	5,519
Total Capital SA, 3.88%, 10/11/28	4	4,572
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	5	4,014
8.00%, 02/01/27 (Call 02/01/23)(b)	10	8,304
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 02/01/22)(b)	25	26,235
Valaris PLC, 7.75%, 02/01/26 (Call 11/01/25)	25	9,872
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	30	32,155
4.00%, 04/01/29 (Call 01/01/29)	20	21,635
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	5	5,085
Whiting Petroleum Corp., 6.63%, 01/15/26 (Call 10/15/25)	25	9,187
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	30	32,123
4.50%, 03/04/29 (Call 12/04/28)(b)	20	22,570
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	15	14,310
5.25%, 10/15/27 (Call 10/15/22)	5	4,926
5.75%, 06/01/26 (Call 06/01/21)	5	4,965
YPF SA, 8.50%, 07/28/25(d)	25	21,170
		2,182,373
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	5	5,130
3.34%, 12/15/27 (Call 09/15/27)	15	15,789
Calfrac Holdings LP, 8.50%, 06/15/26 (Call 06/15/21)(b)	5	1,327
Exterran Energy Solutions LP/EES Finance Corp., 8.13%,
05/01/25 (Call 05/01/20)	5	4,942
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	30	33,138
Hi-Crush Inc., 9.50%, 08/01/26 (Call 08/01/21)(b)	5	1,633
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	10,726
4.00%, 12/21/25 (Call 09/21/25)(b)	2	2,202
USA Compression Partners LP/USA Compression Finance
Corp., 6.88%, 09/01/27 (Call 09/01/22)	5	4,887
		79,774
Packaging & Containers — 0.2%
Ball Corp.
4.88%, 03/15/26 (Call 12/15/25)	5	5,508
5.25%, 07/01/25	30	32,886
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(b)	30	29,583
4.88%, 07/15/26 (Call 07/15/22)(b)	20	20,470
Crown Americas LLC/Crown Americas Capital Corp. V,
4.25%, 09/30/26 (Call 03/31/26)	10	10,325
Flex Acquisition Co. Inc., 7.88%, 07/15/26 (Call 07/15/21)(b)	10	10,161

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Packaging & Containers (continued)
Graphic Packaging International LLC, 4.13%, 08/15/24
(Call 05/15/24)	$25	$26,336
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(b)	30	32,305
LABL Escrow Issuer LLC, 6.75%, 07/15/26 (Call 07/15/22)(b)	10	10,489
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25
(Call 04/15/20)(b)(c)	10	9,693
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(b)	10	8,963
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	10	10,681
4.90%, 03/15/29 (Call 12/15/28)	50	58,632
		266,032
Pharmaceuticals — 1.2%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	15	15,917
3.60%, 05/14/25 (Call 02/14/25)	25	27,000
4.25%, 11/14/28 (Call 08/14/28)	85	97,173
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	30	32,701
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	10	10,849
AstraZeneca PLC, 3.38%, 11/16/25.	20	21,559
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(b)	25	27,496
9.25%, 04/01/26 (Call 04/01/22)(b)	20	22,388
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(b)	10	9,883
5.25%, 01/30/30 (Call 01/30/25)(b)	10	9,899
5.50%, 11/01/25 (Call 11/01/20)(b)	25	25,804
6.13%, 04/15/25 (Call 04/15/20)(b)	25	25,494
7.00%, 01/15/28 (Call 01/15/23)(b)	10	10,705
7.25%, 05/30/29 (Call 05/30/24)(b)	10	10,930
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	25	27,596
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (Call 04/15/26)(b)	80	86,881
3.88%, 08/15/25 (Call 05/15/25)(b)	25	27,906
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)	50	54,375
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)(b)	45	47,735
3.40%, 03/01/27 (Call 12/01/26)(b)	5	5,345
4.13%, 11/15/25 (Call 09/15/25)	25	27,805
4.38%, 10/15/28 (Call 07/15/28)	50	56,881
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	27	28,061
3.25%, 08/15/29 (Call 05/15/29)	25	26,330
3.88%, 07/20/25 (Call 04/20/25)	10	10,898
4.10%, 03/25/25 (Call 01/25/25)	55	60,279
4.30%, 03/25/28 (Call 12/25/27)	105	117,583
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	2	2,120
3.38%, 03/15/29 (Call 12/15/28)	50	55,696
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	20	21,455
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	2	2,207
3.88%, 05/15/28	40	45,588
Johnson & Johnson
2.45%, 03/01/26 (Call 12/01/25)	25	26,396
2.95%, 03/03/27 (Call 12/03/26)	10	10,863
6.95%, 09/01/29	5	7,221
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	22,160
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	2	2,246
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	30	31,815
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	32	35,476
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	$40	$43,342
Novartis Capital Corp.
3.00%, 11/20/25 (Call 08/20/25)	2	2,164
3.10%, 05/17/27 (Call 02/17/27)	25	27,225
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	30	31,659
Pfizer Inc.
2.75%, 06/03/26	30	32,173
3.00%, 12/15/26	35	37,989
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	30	32,162
Teva Pharmaceutical Finance Netherlands III BV, 3.15%,
10/01/26.	25	21,544
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	25	26,843
3.90%, 08/20/28 (Call 05/20/28)	14	15,986
4.50%, 11/13/25 (Call 08/13/25)	2	2,285
		1,462,088
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance
Corp., 5.75%, 03/01/27 (Call 03/01/22)(b)	10	6,848
APT Pipelines Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	20	21,825
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	5,285
Buckeye Partners LP, 4.13%, 12/01/27 (Call 09/01/27)	25	24,096
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27
(Call 01/01/27)	35	38,146
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)(b)	15	14,354
5.25%, 10/01/25 (Call 10/01/20)	10	10,032
5.63%, 10/01/26 (Call 10/01/21)	25	25,116
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 5.75%, 04/01/25 (Call 04/01/20)	5	4,856
Enable Midstream Partners LP, 4.40%, 03/15/27
(Call 12/15/26)	22	21,802
Enbridge Inc., 4.25%, 12/01/26 (Call 09/01/26)	25	28,643
Energy Transfer Operating LP
4.05%, 03/15/25 (Call 12/15/24)	25	26,717
4.75%, 01/15/26 (Call 10/15/25)	10	11,016
4.95%, 06/15/28 (Call 03/15/28)	35	38,916
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	10	8,643
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	5	4,227
4.85%, 07/15/26 (Call 04/15/26)	10	8,550
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	18	19,740
4.15%, 10/16/28 (Call 07/16/28)	75	84,424
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 02/15/21)	25	20,874
6.50%, 10/01/25 (Call 10/01/20)	5	4,213
7.75%, 02/01/28 (Call 02/01/23)	25	21,520
Kinder Morgan Inc./DE, 4.30%, 03/01/28 (Call 12/01/27)	35	39,059
MPLX LP
4.25%, 12/01/27 (Call 09/01/27)(b)	15	16,116
4.80%, 02/15/29 (Call 11/15/28)	4	4,506
4.88%, 06/01/25 (Call 03/01/25)	25	27,779
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/30/20)	5	4,345
7.50%, 04/15/26 (Call 04/15/22)	5	4,251
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	27,586
NuStar Logistics LP, 6.00%, 06/01/26 (Call 03/01/26)	10	10,344
ONEOK Inc., 4.55%, 07/15/28 (Call 04/15/28)	35	39,194

20	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	$15	$16,175
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5	4,897
4.65%, 10/15/25 (Call 07/15/25)	15	16,295
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	40	42,452
5.00%, 03/15/27 (Call 09/15/26)	15	16,676
5.63%, 03/01/25 (Call 12/01/24)	25	28,452
5.88%, 06/30/26 (Call 12/31/25)	20	23,195
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	11	11,885
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/20)	10	7,372
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	25	29,291
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.50%, 01/15/28 (Call 01/15/23)(b)	10	8,902
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
5.13%, 02/01/25 (Call 03/30/20)	5	5,042
5.38%, 02/01/27 (Call 02/01/22)	5	5,016
6.50%, 07/15/27 (Call 07/15/22)	25	26,147
6.88%, 01/15/29 (Call 01/15/24)	10	10,792
Texas Eastern Transmission LP, 3.50%, 01/15/28
(Call 10/15/27)(b)	5	5,331
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	25	28,174
4.88%, 01/15/26 (Call 10/15/25)	10	11,425
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	25	27,489
7.85%, 02/01/26 (Call 11/01/25)	10	13,139
Western Midstream Operating LP, 4.75%, 08/15/28
(Call 05/15/28)	25	25,167
Williams Companies Inc. (The), 4.00%, 09/15/25
(Call 06/15/25)	10	10,830
		997,167
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26
(Call 02/27/26)(b)	25	28,080

Real Estate — 0.0%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	20	23,002
Greystar Real Estate Partners LLC, 5.75%, 12/01/25
(Call 12/01/20)(b)	5	5,169
Howard Hughes Corp. (The), 5.38%, 03/15/25
(Call 03/30/20)(b)	25	25,620
		53,791
Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	10	10,851
3.80%, 04/15/26 (Call 02/15/26)	30	32,818
3.95%, 01/15/28 (Call 10/15/27)	5	5,620
American Campus Communities Operating Partnership LP,
3.30%, 07/15/26 (Call 05/15/26)	5	5,355
American Tower Corp.
2.90%, 01/15/30 (Call 10/15/29)	5	5,186
3.13%, 01/15/27 (Call 10/15/26)	5	5,272
3.38%, 10/15/26 (Call 07/15/26)	65	70,170
3.55%, 07/15/27 (Call 04/15/27)	5	5,431
4.00%, 06/01/25 (Call 03/01/25)	25	27,486
4.40%, 02/15/26 (Call 11/15/25)	15	16,847
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
2.95%, 05/11/26 (Call 02/11/26)	$10	$10,530
3.20%, 01/15/28 (Call 10/15/27)	25	27,265
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	10	10,489
4.50%, 12/01/28 (Call 09/01/28)	25	29,530
Brixmor Operating Partnership LP, 4.13%, 06/15/26
(Call 03/15/26)	30	33,330
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/22)(b)	10	9,887
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	5,808
Columbia Property Trust Operating Partnership LP, 3.65%,
08/15/26 (Call 05/15/26)	5	5,335
Corporate Office Properties LP, 5.00%, 07/01/25
(Call 04/01/25)	5	5,553
Crown Castle International Corp.
3.80%, 02/15/28 (Call 11/15/27)	45	49,512
4.45%, 02/15/26 (Call 11/15/25)	16	18,010
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)	5	5,328
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	10	10,887
3.70%, 08/15/27 (Call 05/15/27)	30	32,994
4.75%, 10/01/25 (Call 07/01/25)	25	28,557
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	25	26,140
Duke Realty LP, 4.00%, 09/15/28 (Call 06/15/28)	5	5,742
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	50	51,754
4.75%, 12/15/26 (Call 09/15/26)	5	5,670
Equinix Inc., 5.88%, 01/15/26 (Call 01/15/21)	25	26,439
ERP Operating LP
3.25%, 08/01/27 (Call 05/01/27)	10	10,878
3.50%, 03/01/28 (Call 12/01/27)	75	82,591
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(b)	15	14,608
5.25%, 05/01/25 (Call 05/01/20)(b)	25	25,186
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	5	5,301
3.38%, 04/15/26 (Call 01/15/26)	25	27,110
Federal Realty Investment Trust, 3.25%, 07/15/27
(Call 04/15/27)	5	5,396
GEO Group Inc. (The), 6.00%, 04/15/26 (Call 04/15/21)	10	8,856
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	30	33,560
5.30%, 01/15/29 (Call 10/15/28)	10	11,474
5.38%, 04/15/26 (Call 01/15/26)	30	33,871
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)	5	5,374
4.00%, 06/01/25 (Call 03/01/25)	30	32,973
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25
(Call 03/15/25)	25	27,309
Hudson Pacific Properties LP, 4.65%, 04/01/29
(Call 01/01/29)	10	11,617
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(b)	25	25,346
4.88%, 09/15/29 (Call 09/15/24)(b)	10	9,830
5.25%, 03/15/28 (Call 12/27/22)(b)	10	10,346
Kimco Realty Corp.
3.30%, 02/01/25 (Call 12/01/24)	15	16,039
3.80%, 04/01/27 (Call 01/01/27)	5	5,530

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp., 5.25%, 10/01/25 (Call 10/01/20)(b)	$25	$25,405
Mid-America Apartments LP
3.95%, 03/15/29 (Call 12/15/28)	10	11,487
4.00%, 11/15/25 (Call 08/15/25)	7	7,829
MPT Operating Partnership LP/MPT Finance Corp., 4.63%,
08/01/29 (Call 08/01/24)	10	10,526
National Retail Properties Inc., 3.60%, 12/15/26
(Call 09/15/26)	25	27,514
Omega Healthcare Investors Inc., 5.25%, 01/15/26
(Call 10/15/25)	25	28,778
Prologis LP, 3.75%, 11/01/25 (Call 08/01/25)	10	11,105
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	20	21,622
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	10	10,666
3.65%, 01/15/28 (Call 10/15/27)	5	5,579
3.88%, 04/15/25 (Call 02/15/25)	10	11,123
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	5	5,308
3.60%, 02/01/27 (Call 11/01/26)	5	5,442
Ryman Hospitality Properties Inc., 4.75%, 10/15/27
(Call 10/15/22)(b)	5	5,054
Service Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	30	31,747
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	10	10,202
3.30%, 01/15/26 (Call 10/15/25)	25	27,135
3.38%, 12/01/27 (Call 09/01/27)	8	8,761
Starwood Property Trust Inc., 4.75%, 03/15/25
(Call 09/15/24)	25	25,292
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	5	5,705
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	5,844
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
7.88%, 02/15/25 (Call 02/15/22)(b)	20	20,641
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	25	26,914
4.40%, 01/15/29 (Call 10/15/28)	31	35,413
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	10	10,931
4.88%, 06/01/26 (Call 03/01/26)	5	5,727
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 02/15/23)(b)	10	9,934
4.63%, 12/01/29 (Call 12/01/24)(b)	25	25,853
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	50	54,244
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	25	27,533
Weyerhaeuser Co., 6.95%, 10/01/27.	5	6,560
		1,512,865
Retail — 0.7%
1011778 BC ULC/New Red Finance Inc.
4.38%, 01/15/28 (Call 11/15/22)(b)	20	20,017
5.00%, 10/15/25 (Call 10/15/20)(b)	25	25,209
Alimentation Couche-Tard Inc., 3.55%, 07/26/27
(Call 04/26/27)(b)	20	21,674
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)	5	5,539
AutoZone Inc., 3.75%, 06/01/27 (Call 03/01/27)	25	27,573
Beacon Roofing Supply Inc., 4.88%, 11/01/25
(Call 11/01/20)(b)	10	9,706
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	5	5,699
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	5	5,441
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	20	21,758
	Par
Security	(000)	Value

Retail (continued)
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	$5	$5,578
4.13%, 05/01/28 (Call 02/01/28)	5	5,726
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	35	39,100
Golden Nugget Inc., 6.75%, 10/15/24 (Call 03/30/20)(b)	25	24,570
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	15	15,505
2.80%, 09/14/27 (Call 06/14/27)	50	53,406
3.35%, 09/15/25 (Call 06/15/25)	40	43,901
IRB Holding Corp., 6.75%, 02/15/26 (Call 02/15/21)(b)	10	9,926
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	25,586
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)	25	27,093
L Brands Inc., 6.69%, 01/15/27	5	5,159
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	5	5,173
3.10%, 05/03/27 (Call 02/03/27)	8	8,509
3.38%, 09/15/25 (Call 06/15/25)	25	27,130
3.65%, 04/05/29 (Call 01/05/29)	50	55,436
McDonald's Corp.
3.38%, 05/26/25 (Call 02/26/25)	15	16,097
3.50%, 03/01/27 (Call 12/01/26)	5	5,485
3.70%, 01/30/26 (Call 10/30/25)	30	33,043
3.80%, 04/01/28 (Call 01/01/28)	15	16,846
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/22)(b)	9	7,506
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/01/22)	25	26,128
Nordstrom Inc., 6.95%, 03/15/28	5	6,155
O'Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	29	33,690
Penske Automotive Group Inc., 5.50%, 05/15/26
(Call 05/15/21)	5	5,158
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(b)	21	21,134
QVC Inc., 4.75%, 02/15/27 (Call 11/15/26)	5	4,920
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 12/01/20)	25	25,363
Staples Inc., 7.50%, 04/15/26 (Call 04/15/22)(b)	25	25,012
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	6	6,638
3.80%, 08/15/25 (Call 06/15/25)	35	38,611
4.00%, 11/15/28 (Call 08/15/28)	5	5,763
Target Corp., 2.50%, 04/15/26.	10	10,597
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)	35	36,879
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	5	5,233
3.70%, 06/26/28 (Call 03/26/28)	50	56,837
		881,509
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(b)	5	5,456
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	5	5,453
3.90%, 12/15/25 (Call 09/15/25)	10	11,131
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	6	6,722
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	25	25,625
3.88%, 01/15/27 (Call 10/15/26)	50	52,835
Broadcom Inc.
4.25%, 04/15/26 (Call 02/15/26)(b)	60	64,550
4.75%, 04/15/29 (Call 01/15/29)(b)	10	11,135
Entegris Inc., 4.63%, 02/10/26 (Call 11/10/20)(b)	5	5,155

22	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	$30	$31,642
3.70%, 07/29/25 (Call 04/29/25)	30	33,199
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	35	39,595
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	35	40,581
NXP BV/NXP Funding LLC, 5.35%, 03/01/26
(Call 01/01/26)(b)	25	28,976
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26
(Call 04/18/26)(b)	5	5,398
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	12	12,998
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	10	10,234
2.90%, 11/03/27 (Call 08/03/27)	5	5,380
		396,065
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	35	38,317

Software — 0.6%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	5	5,417
3.40%, 06/15/27 (Call 03/15/27)	10	10,869
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	5	5,141
3.25%, 02/01/25 (Call 11/01/24)	10	10,801
Ascend Learning LLC, 6.88%, 08/01/25 (Call 08/01/20)(b)	5	5,216
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	20	22,070
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	5	5,198
3.40%, 06/27/26 (Call 03/27/26)	6	6,495
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	5	5,538
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)	15	15,093
CDK Global Inc., 4.88%, 06/01/27 (Call 06/01/22)	10	10,312
Change Healthcare Holdings LLC/Change Healthcare
Finance Inc., 5.75%, 03/01/25 (Call 03/10/20)(b)	25	25,303
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(b)	5	5,345
10.25%, 02/15/27 (Call 02/15/22)(b)	10	11,307
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	5	5,789
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	12	12,825
3.75%, 05/21/29 (Call 02/21/29)	50	56,684
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	50	54,622
3.85%, 06/01/25 (Call 03/01/25)	35	38,316
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	40	42,080
2.70%, 02/12/25 (Call 11/12/24)	10	10,602
3.13%, 11/03/25 (Call 08/03/25)	55	59,873
3.30%, 02/06/27 (Call 11/06/26)	20	22,177
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(b)	20	20,694
4.75%, 08/01/26 (Call 08/01/21)(b)	5	5,194
Nuance Communications Inc., 5.63%, 12/15/26
(Call 12/15/21)	25	26,588
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	15	14,947
5.88%, 06/01/26 (Call 06/01/21)(b)	5	5,288
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(b)	15	14,922
	Par
Security	(000)	Value

Software (continued)
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	$55	$58,129
3.25%, 11/15/27 (Call 08/15/27)	50	54,807
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	20	22,602
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(b)	20	20,965
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	30	31,895
		723,104
Telecommunications — 1.1%
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/22)(b)	200	200,284
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	65	69,317
3.60%, 07/15/25 (Call 04/15/25)	25	26,997
3.80%, 02/15/27 (Call 11/15/26)	10	10,957
4.10%, 02/15/28 (Call 11/15/27)	60	67,172
4.13%, 02/17/26 (Call 11/17/25)	40	44,468
4.35%, 03/01/29 (Call 12/01/28)	20	22,817
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	15	15,107
5.13%, 12/15/26 (Call 12/15/22)(b)	20	20,179
Series G, 6.88%, 01/15/28.	10	11,132
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	30	31,743
3.50%, 06/15/25	25	27,681
CommScope Inc.
6.00%, 03/01/26 (Call 03/01/22)(b)	10	10,278
8.25%, 03/01/27 (Call 03/01/22)(b)	15	15,079
CommScope Technologies LLC, 6.00%, 06/15/25
(Call 06/15/20)(b)	25	23,208
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%,
10/01/26 (Call 10/01/22)(b)	25	25,415
Front Range BidCo Inc.
4.00%, 03/01/27 (Call 03/01/21)(b)	20	19,493
6.13%, 03/01/28 (Call 03/01/23)(b)	10	9,875
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(b)	20	20,775
8.50%, 04/01/26 (Call 04/01/21)(b)	25	25,403
11.00%, 09/15/25 (Call 06/15/25)	25	11,422
Hughes Satellite Systems Corp., 5.25%, 08/01/26	25	27,398
Intelsat Jackson Holdings SA, 9.75%, 07/15/25
(Call 07/15/21)(b)	25	22,068
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	25	16,857
Juniper Networks Inc., 4.35%, 06/15/25 (Call 03/15/25)	10	11,002
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	5	5,233
4.63%, 09/15/27 (Call 09/15/22)(b)	25	25,439
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	10	11,305
Sprint Capital Corp., 6.88%, 11/15/28	25	29,789
Sprint Corp.
7.25%, 02/01/28 (Call 10/01/27)(b)	20	20,074
7.63%, 02/15/25 (Call 11/15/24)	10	11,596
7.63%, 03/01/26 (Call 11/01/25)	15	17,705
Telesat Canada/Telesat LLC, 6.50%, 10/15/27
(Call 10/15/22)(b)	5	5,199
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	10	10,614
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	15	15,710
3.70%, 09/15/27 (Call 06/15/27)	5	5,506
T-Mobile USA Inc.
4.50%, 02/01/26 (Call 02/01/21)	10	10,174
4.75%, 02/01/28 (Call 02/01/23)	25	26,080

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
5.38%, 04/15/27 (Call 04/15/22)	$5	$5,287
6.50%, 01/15/26 (Call 01/15/21)	25	26,357
Verizon Communications Inc.
2.63%, 08/15/26	10	10,495
4.02%, 12/03/29 (Call 09/03/29)	50	58,086
4.13%, 03/16/27	75	85,705
4.33%, 09/21/28	54	63,346
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(b)	25	25,219
5.63%, 04/15/27 (Call 04/15/22)(b)	10	10,172
Vodafone Group PLC
4.38%, 05/30/28	50	57,630
7.00%, 04/04/79 (Call 01/04/29)(a)	25	28,582
		1,351,430
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	2	2,074
3.90%, 11/19/29 (Call 08/19/29)	25	26,331
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(b)(c)	25	26,267
		54,672
Transportation — 0.3%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)	5	5,516
3.65%, 09/01/25 (Call 06/01/25)	30	33,194
Canadian Pacific Railway Co., 2.90%, 02/01/25
(Call 11/01/24)	15	15,907
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	5	5,665
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	60	67,472
FedEx Corp.
3.20%, 02/01/25	25	26,570
3.40%, 02/15/28 (Call 11/15/27)	21	22,394
4.20%, 10/17/28 (Call 07/17/28)	5	5,631
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	5	5,543
Kansas City Southern, 2.88%, 11/15/29 (Call 05/15/29)	5	5,258
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	10	10,436
3.65%, 08/01/25 (Call 06/01/25)	15	16,541
3.80%, 08/01/28 (Call 05/01/28)	15	17,121
Ryder System Inc., 2.90%, 12/01/26 (Call 10/01/26)	15	15,790
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	5	5,102
2.75%, 03/01/26 (Call 12/01/25)	25	26,418
3.95%, 09/10/28 (Call 06/10/28)	20	22,785
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	5	5,203
3.05%, 11/15/27 (Call 08/15/27)	5	5,416
		317,962
Trucking & Leasing — 0.1%
Aviation Capital Group LLC, 4.88%, 10/01/25
(Call 07/01/25)(b)	25	27,765
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	25	26,410
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/26 (Call 08/15/26)(b)	25	26,735
4.45%, 01/29/26 (Call 11/29/25)(b)	5	5,610
		86,520
	Par
Security	(000)	Value

Water — 0.0%
American Water Capital Corp., 3.75%, 09/01/28
(Call 06/01/28)	$5	$5,606

Total Corporate Bonds & Notes — 25.1%
(Cost: $28,529,696)		29,891,623

Foreign Government Obligations(e)

Angola — 0.2%
Angolan Government International Bond, 9.50%, 11/12/25(d)	200	223,592

Argentina — 0.1%
Argentine Republic Government International Bond
6.88%, 01/26/27	25	10,672
7.50%, 04/22/26	150	65,749
		76,421
Bahrain — 0.2%
CBB International Sukuk Programme Co. SPC, 4.50%,
03/30/27(d)	200	204,734

Brazil — 0.2%
Brazilian Government International Bond
4.63%, 01/13/28 (Call 10/13/27)	200	220,396
10.13%, 05/15/27(c)	25	36,279
		256,675
Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	25	28,684
Province of British Columbia Canada, 2.25%, 06/02/26	5	5,318
Province of Ontario Canada, 2.50%, 04/27/26	55	59,086
Province of Quebec Canada
2.50%, 04/20/26	10	10,771
2.75%, 04/12/27	50	55,043
		158,902
China — 0.2%
Export-Import Bank of China (The), 3.38%, 03/14/27(d)	200	220,488

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.95%, 01/25/27(d)	100	109,592

Ecuador — 0.1%
Ecuador Government International Bond, 9.65%, 12/13/26(d)	200	150,798

El Salvador — 0.0%
El Salvador Government International Bond, 5.88%,
01/30/25(d)	25	26,568

Indonesia — 0.4%
Indonesia Government International Bond, 3.85%,
07/18/27(d)	200	216,376
Perusahaan Penerbit SBSN Indonesia III, 4.55%, 03/29/26(d)	200	222,404
		438,780
Lebanon — 0.0%
Lebanon Government International Bond
6.25%, 06/12/25(d)	50	13,062
6.60%, 11/27/26(d)	25	6,502
		19,564
Mexico — 0.2%
Mexico Government International Bond, 3.60%, 01/30/25	250	266,530

24	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Panama — 0.1%
Panama Government International Bond
8.88%, 09/30/27	$25	$36,045
9.38%, 04/01/29	25	38,640
		74,685
Peru — 0.1%
Peruvian Government International Bond, 7.35%, 07/21/25	100	127,552

Philippines — 0.2%
Philippine Government International Bond, 3.00%, 02/01/28	200	214,022

Poland — 0.0%
Republic of Poland Government International Bond, 3.25%,
04/06/26	25	27,102

Qatar — 0.2%
Qatar Government International Bond, 4.50%, 04/23/28(d)	200	232,186

Russia — 0.2%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(d)	200	221,024

Saudi Arabia — 0.4%
KSA Sukuk Ltd., 2.97%, 10/29/29(d)	200	205,572
Saudi Government International Bond, 4.00%, 04/17/25(d)	200	217,150
		422,722
South Africa — 0.2%
Republic of South Africa Government International Bond,
4.85%, 09/30/29	200	201,468

South Korea — 0.2%
Korea International Bond, 2.50%, 06/19/29.	200	215,330

Sri Lanka — 0.2%
Sri Lanka Government International Bond, 6.13%, 06/03/25(d)	200	192,488

Supranational — 0.4%
Asian Development Bank
1.75%, 09/19/29	70	73,310
1.88%, 01/24/30	5	5,299
2.00%, 04/24/26	10	10,540
2.50%, 11/02/27	35	38,511
2.63%, 01/12/27	30	32,982
2.75%, 01/19/28(c)	20	22,438
European Investment Bank
0.00%, 11/06/26(f)	30	27,598
1.88%, 02/10/25	5	5,207
2.13%, 04/13/26	25	26,579
2.38%, 05/24/27	5	5,440
Inter-American Development Bank
2.25%, 06/18/29	5	5,456
2.38%, 07/07/27	35	38,047
3.13%, 09/18/28	55	63,629
International Bank for Reconstruction & Development
1.75%, 10/23/29	50	52,400
2.13%, 03/03/25	25	26,372
2.50%, 07/29/25	50	53,879
		487,687
Turkey — 0.1%
Turkey Government International Bond, 4.25%, 04/14/26	200	183,560

Ukraine — 0.1%
Ukraine Government International Bond, 7.75%, 09/01/25(d)	150	163,890
	Par
Security	(000)	Value

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, 2.50%,
09/30/29(d)	$200	$206,028
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	206,578
		412,606
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27.	25	28,125

Venezuela — 0.0%
Venezuela Government International Bond, 7.65%,
04/21/25(d)(g)	15	2,278

Total Foreign Government Obligations — 4.5%
(Cost: $5,312,084)		5,359,369

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 47.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	20	20,344
3.00%, 07/01/46	22	22,889
3.00%, 08/01/46	168	175,909
3.00%, 09/01/46	85	89,133
3.00%, 10/01/46	43	45,067
3.00%, 12/01/46	115	119,795
3.00%, 01/01/47	86	89,970
3.00%, 02/01/47	262	273,318
3.00%, 06/01/47	139	144,998
3.00%, 08/01/47	31	31,969
3.00%, 09/01/47	67	70,028
3.00%, 10/01/47	51	52,787
3.00%, 05/01/49	106	108,998
3.00%, 06/01/49	27	28,282
3.50%, 06/01/34	41	42,947
3.50%, 03/01/38	176	185,350
3.50%, 10/01/42	102	108,987
3.50%, 10/01/44	65	68,946
3.50%, 03/01/46	220	236,084
3.50%, 12/01/46	42	44,701
3.50%, 01/01/47	46	48,268
3.50%, 04/01/47	159	167,001
3.50%, 07/01/47	134	140,882
3.50%, 08/01/47	18	18,681
3.50%, 09/01/47	204	216,082
3.50%, 12/01/47	19	20,381
3.50%, 02/01/48	236	248,100
3.50%, 03/01/48	108	112,808
3.50%, 05/01/48	80	83,263
3.50%, 06/01/48	100	104,580
3.50%, 04/01/49	182	193,748
3.50%, 05/01/49	24	25,962
3.50%, 06/01/49	50	53,469
4.00%, 09/01/45	40	43,220
4.00%, 02/01/46	276	296,892
4.00%, 10/01/46	20	21,081
4.00%, 10/01/47	10	10,835
4.00%, 01/01/48	107	114,032
4.00%, 02/01/48	37	39,864
4.00%, 06/01/48	60	66,241
4.00%, 12/01/48	151	160,851
4.00%, 01/01/49	23	23,794
4.50%, 10/01/48	66	73,274

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 01/01/49	$67	$71,873
5.00%, 12/01/41	486	548,227
Federal National Mortgage Association
3.00%, 02/01/47	58	61,094
3.50%, 11/01/51	586	628,022
4.00%, 02/01/47	64	69,444
4.00%, 02/01/57	43	47,235
Freddie Mac Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25	88	95,324
Series K056, Class A2, 2.53%, 05/25/26	35	37,213
Series K066, Class A2, 3.12%, 06/25/27	100	110,627
Series K078, Class A2, 3.85%, 06/25/28	175	203,761
Series K087, Class A2, 3.77%, 12/25/28	100	116,409
Series K090, Class A2, 3.42%, 02/25/29	100	114,224
Series K-1512, Class A2, 2.99%, 05/25/31	70	78,694
Government National Mortgage Association
2.50%, 01/20/47	55	56,993
2.50%, 03/01/50(h)	232	238,194
3.00%, 05/20/45	251	263,228
3.00%, 07/20/45	204	213,980
3.00%, 10/20/45	22	22,898
3.00%, 02/20/46	76	79,704
3.00%, 05/20/46	58	60,969
3.00%, 06/20/46	74	76,953
3.00%, 07/20/46	62	64,681
3.00%, 08/20/46	333	347,830
3.00%, 09/20/46	197	205,682
3.00%, 11/20/46	99	103,082
3.00%, 12/20/46	100	104,793
3.00%, 02/20/47	58	60,853
3.00%, 06/20/47	98	102,250
3.00%, 11/20/47	446	463,958
3.00%, 12/20/47	362	376,534
3.00%, 01/20/48	74	77,204
3.00%, 02/20/48	74	77,221
3.00%, 01/20/50	274	283,808
3.00%, 02/20/50	275	284,793
3.00%, 03/01/50(h)	1,108	1,145,006
3.50%, 09/20/42	521	555,398
3.50%, 10/20/42	22	22,962
3.50%, 12/20/42	412	439,120
3.50%, 04/20/43	154	164,374
3.50%, 11/20/45	131	138,435
3.50%, 12/20/45	13	13,236
3.50%, 03/20/46	154	161,893
3.50%, 04/20/46	71	74,880
3.50%, 06/20/46	262	275,681
3.50%, 12/20/46	60	63,409
3.50%, 01/20/47	18	18,619
3.50%, 02/20/47	47	49,251
3.50%, 03/20/47	22	23,491
3.50%, 09/20/47	77	80,404
3.50%, 11/20/47	118	124,281
3.50%, 12/15/47	87	94,769
3.50%, 02/20/48	71	74,018
3.50%, 04/20/48	120	128,764
3.50%, 08/20/48	159	165,856
3.50%, 01/20/49	61	64,418
3.50%, 10/20/49	495	515,543
3.50%, 11/20/49	323	336,029
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/20/49	$199	$207,279
3.50%, 01/20/50	549	571,342
3.50%, 03/01/50(h)	1,294	1,341,009
4.00%, 04/20/47	326	345,270
4.00%, 06/20/47	216	228,830
4.00%, 07/20/47	597	632,629
4.00%, 11/20/47	117	123,543
4.00%, 03/20/48	179	189,634
4.00%, 04/20/48	93	97,986
4.00%, 05/15/48	49	52,169
4.00%, 05/20/48	226	237,607
4.00%, 08/20/48	230	242,414
4.00%, 09/20/48	92	96,442
4.00%, 11/20/48	38	39,546
4.00%, 06/20/49	244	254,603
4.00%, 11/20/49	121	125,717
4.00%, 03/01/50(h)	908	945,774
4.50%, 10/20/46	116	127,393
4.50%, 06/20/47	18	19,002
4.50%, 04/20/48	58	61,692
4.50%, 06/20/48	30	31,789
4.50%, 08/20/48	224	235,354
4.50%, 10/20/48	450	473,460
4.50%, 12/20/48	103	108,504
4.50%, 03/20/49	46	48,502
4.50%, 06/20/49	446	469,318
4.50%, 07/20/49	128	134,841
4.50%, 08/20/49	28	29,883
4.50%, 03/01/50(h)	165	173,611
5.00%, 04/20/48	55	59,175
5.00%, 05/20/48	116	124,025
5.00%, 11/20/48	26	27,932
5.00%, 12/20/48	165	175,749
5.00%, 01/20/49	246	262,638
5.00%, 05/20/49	20	21,756
5.00%, 03/01/50(h)	287	305,790
Uniform Mortgage-Backed Securities
2.50%, 03/01/35(h)	75	77,027
2.50%, 04/01/47	71	73,495
2.50%, 10/01/49	28	28,088
2.50%, 01/01/50	101	103,051
2.50%, 03/01/50(h)	659	672,399
3.00%, 03/01/30	100	103,195
3.00%, 01/01/31	68	71,054
3.00%, 02/01/31	19	19,865
3.00%, 02/01/32	19	20,327
3.00%, 06/01/32	18	18,993
3.00%, 11/01/32	19	19,728
3.00%, 12/01/32	19	19,505
3.00%, 01/01/33	20	20,350
3.00%, 02/01/33	18	19,307
3.00%, 09/01/34	189	197,317
3.00%, 12/01/34	199	206,576
3.00%, 03/01/35(h)	64	66,294
3.00%, 11/01/42	12	12,209
3.00%, 09/01/43	14	15,014
3.00%, 01/01/44	21	21,774
3.00%, 10/01/44	248	260,560
3.00%, 03/01/45	127	133,327
3.00%, 05/01/45	59	62,190

26	2 0 2 0 | S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/01/46	$61	$64,509
3.00%, 11/01/46	710	741,448
3.00%, 12/01/46	104	108,663
3.00%, 01/01/47	149	154,858
3.00%, 02/01/47	505	526,979
3.00%, 03/01/47	307	320,063
3.00%, 07/01/47	149	156,009
3.00%, 08/01/47	21	22,137
3.00%, 03/01/48	51	52,640
3.00%, 09/01/49	244	256,459
3.00%, 11/01/49	786	810,914
3.00%, 12/01/49	1,531	1,580,066
3.00%, 03/01/50(h)	3,618	3,726,823
3.50%, 03/01/33	20	21,325
3.50%, 04/01/33	36	37,552
3.50%, 05/01/33	20	21,432
3.50%, 07/01/34	47	49,088
3.50%, 08/01/34	45	46,825
3.50%, 03/01/35(h)	243	254,525
3.50%, 02/01/45	25	26,806
3.50%, 01/01/46	33	36,139
3.50%, 03/01/46	133	141,308
3.50%, 07/01/46	17	18,053
3.50%, 08/01/46	793	841,072
3.50%, 10/01/46	201	212,162
3.50%, 12/01/46	135	142,972
3.50%, 01/01/47	94	99,406
3.50%, 02/01/47	73	76,976
3.50%, 05/01/47	37	39,349
3.50%, 08/01/47	46	48,692
3.50%, 11/01/47	21	23,191
3.50%, 01/01/48	283	298,367
3.50%, 02/01/48	440	464,772
3.50%, 03/01/48	22	23,144
3.50%, 04/01/48	42	44,432
3.50%, 05/01/48	24	25,767
3.50%, 06/01/48	160	166,430
3.50%, 11/01/48	48	50,622
3.50%, 12/01/48	100	103,793
3.50%, 04/01/49	25	27,312
3.50%, 06/01/49	234	251,600
3.50%, 07/01/49	570	595,421
3.50%, 11/01/49	1,087	1,128,974
3.50%, 12/01/49	211	219,357
3.50%, 02/01/50	559	580,522
3.50%, 03/01/50(h)	3,673	3,814,721
4.00%, 07/01/32	25	25,907
4.00%, 05/01/33	24	25,261
4.00%, 06/01/33	24	25,587
4.00%, 07/01/33	18	19,269
4.00%, 03/01/35(h)	124	130,185
4.00%, 06/01/38	25	26,772
4.00%, 01/01/45	117	127,791
4.00%, 03/01/45	21	22,394
4.00%, 06/01/45	42	45,593
4.00%, 06/01/46	162	178,185
4.00%, 07/01/46	885	946,372
4.00%, 10/01/46	25	26,785
4.00%, 02/01/47	19	20,908
4.00%, 08/01/47	20	21,325
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 09/01/47	$163	$174,848
4.00%, 10/01/47	108	118,671
4.00%, 01/01/48	175	186,778
4.00%, 06/01/48	36	37,658
4.00%, 09/01/48	22	23,192
4.00%, 10/01/48	125	131,647
4.00%, 11/01/48	154	162,870
4.00%, 12/01/48	80	84,238
4.00%, 01/01/49	39	42,279
4.00%, 02/01/49	42	44,771
4.00%, 03/01/49	129	137,818
4.00%, 04/01/49	125	136,449
4.00%, 05/01/49	74	80,619
4.00%, 06/01/49	172	185,554
4.00%, 07/01/49	135	145,545
4.00%, 08/01/49	316	334,977
4.00%, 09/01/49	144	151,877
4.00%, 11/01/49	149	157,895
4.00%, 12/01/49	100	105,963
4.00%, 02/01/50	299	315,782
4.00%, 03/01/50(h)	3,238	3,411,157
4.50%, 03/01/35(h)	25	25,938
4.50%, 01/01/44	335	361,227
4.50%, 02/01/46	43	47,038
4.50%, 04/01/47	22	24,618
4.50%, 10/01/47	44	48,225
4.50%, 03/01/48	30	32,693
4.50%, 06/01/48	29	31,876
4.50%, 07/01/48	13	14,410
4.50%, 08/01/48	81	88,894
4.50%, 10/01/48	175	188,141
4.50%, 11/01/48	212	228,405
4.50%, 12/01/48	247	265,898
4.50%, 05/01/49	142	150,920
4.50%, 07/01/49	77	83,138
4.50%, 08/01/49	73	78,691
4.50%, 03/01/50(h)	1,368	1,460,364
5.00%, 03/01/48	15	16,303
5.00%, 04/01/48	63	68,489
5.00%, 05/01/48	31	34,121
5.00%, 07/01/48	52	57,632
5.00%, 01/01/49	47	51,048
5.00%, 04/01/49	67	74,367
5.00%, 03/01/50(h)	623	675,036
5.50%, 01/01/47	28	32,319
6.00%, 02/01/49	62	73,093
		56,064,737
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks
2.75%, 12/13/24	50	54,035
3.00%, 03/10/28	10	11,219
3.13%, 06/13/25	135	149,441
Federal National Mortgage Association, 1.88%, 09/24/26	25	26,129
Tennessee Valley Authority
2.88%, 09/15/24	25	27,025
2.88%, 02/01/27	25	27,667
		295,516

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations — 20.7%
U.S. Treasury Note/Bond
1.50%, 08/15/26	$2,025	$2,085,592
1.50%, 02/15/30	1,800	1,863,562
1.63%, 05/15/26	500	518,516
1.63%, 08/15/29	735	768,305
1.75%, 12/31/26	245	256,523
1.75%, 11/15/29	350	370,016
2.00%, 02/15/25	875	920,322
2.00%, 08/15/25	900	949,500
2.00%, 11/15/26	750	796,875
2.13%, 05/15/25	550	582,914
2.13%, 05/31/26	600	640,547
2.25%, 12/31/24	600	637,547
2.25%, 11/15/25	780	834,966
2.25%, 03/31/26	230	246,963
2.25%, 02/15/27	475	513,594
2.25%, 08/15/27	900	977,484
2.25%, 11/15/27	735	799,772
2.38%, 05/15/27	575	628,187
2.38%, 05/15/29	700	777,219
2.63%, 01/31/26	1,000	1,093,828
2.63%, 02/15/29	840	948,937
2.75%, 08/31/25	450	492,996
2.75%, 02/15/28	775	874,781
2.88%, 04/30/25	1,050	1,152,211
2.88%, 07/31/25	200	220,203
2.88%, 05/15/28	950	1,084,336
2.88%, 08/15/28	950	1,087,305
3.13%, 11/15/28	540	630,872
5.25%, 02/15/29	550	744,992
6.00%, 02/15/26	100	129,156
6.50%, 11/15/26	60	81,422
6.63%, 02/15/27	350	482,562
7.63%, 02/15/25	300	397,242
		24,589,247

Total U.S. Government & Agency Obligations — 68.1% (Cost: $78,104,262)		80,949,500
	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 17.2%

BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(i)(j)(k)	19,970	$19,984,251

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(i)(j)	394	394,171
		20,378,422

Total Short-Term Investments — 17.2% (Cost: $20,371,632)		20,378,422

Total Investments in Securities — 116.8% (Cost: $134,404,904)		138,787,768

Other Assets, Less Liabilities — (16.8)%		(19,935,958)

Net Assets — 100.0%.		$118,851,810

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	TBA transaction.

(i)	Affiliate of the Fund.

(j)	Annualized 7-day yield as of period-end.

(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,922	11,048	19,970	$19,984,251	$290,554	(b)	$(224)	$5,130
BlackRock Cash Funds: Treasury, SL Agency Shares	431	(37)	394	394,171	4,940		—	—
				$20,378,422	$295,494		$(224)	$5,130

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 0 | S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 5-10 Year USD Bond ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$2,208,854	$—	$2,208,854
Corporate Bonds & Notes	—	29,891,623	—	29,891,623
Foreign Government Obligations	—	5,359,369	—	5,359,369
U.S. Government & Agency Obligations	—	80,949,500	—	80,949,500
Money Market Funds	20,378,422	—	—	20,378,422
	$20,378,422	$118,409,346	$—	$138,787,768

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$49	$65,446
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30 (Call 03/15/25)(a)	25	25,106
		90,552
Aerospace & Defense — 1.0%
Arconic Inc., 5.95%, 02/01/37	50	55,436
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	25	31,238
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	100	106,891
3.38%, 06/15/46 (Call 12/15/45)	87	88,853
3.55%, 03/01/38 (Call 09/01/37)	225	243,115
3.65%, 03/01/47 (Call 09/01/46)	10	10,643
3.75%, 02/01/50 (Call 08/01/49)	100	110,345
3.90%, 05/01/49 (Call 11/01/48)	10	11,218
5.88%, 02/15/40	10	13,539
6.13%, 02/15/33	50	68,253
6.88%, 03/15/39	60	88,566
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)	26	31,481
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	15	19,153
5.05%, 04/27/45 (Call 10/27/44)	50	65,679
6.15%, 12/15/40	10	14,425
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	50	58,226
3.80%, 03/01/45 (Call 09/01/44)	35	41,582
4.07%, 12/15/42	100	123,173
4.09%, 09/15/52 (Call 03/15/52)	40	50,681
4.50%, 05/15/36 (Call 11/15/35)	106	132,673
4.70%, 05/15/46 (Call 11/15/45)	167	227,047
5.72%, 06/01/40	25	36,279
Series B, 6.15%, 09/01/36	50	72,827
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	100	115,152
4.03%, 10/15/47 (Call 04/15/47)	163	194,689
4.75%, 06/01/43	28	35,970
5.05%, 11/15/40	35	45,402
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	37,928
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	10	12,569
4.70%, 12/15/41	10	13,257
4.88%, 10/15/40	26	35,358
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	35	45,110
4.80%, 12/15/43 (Call 06/15/43)	65	86,976
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	125	146,216
4.05%, 05/04/47 (Call 11/04/46)	25	30,483
4.15%, 05/15/45 (Call 11/16/44)	119	146,275
4.45%, 11/16/38 (Call 05/16/38)	50	62,889
4.50%, 06/01/42	254	325,933
4.63%, 11/16/48 (Call 05/16/48)	85	113,929
5.40%, 05/01/35	25	34,338
5.70%, 04/15/40	15	21,787
6.05%, 06/01/36	25	36,041
6.13%, 07/15/38	107	158,629
		3,400,254
	Par
Security	(000)	Value

Agriculture — 0.7%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	$101	$98,778
4.25%, 08/09/42	128	132,429
4.50%, 05/02/43	50	53,147
5.38%, 01/31/44	74	87,442
5.80%, 02/14/39 (Call 08/14/38)	35	43,043
5.95%, 02/14/49 (Call 08/14/48)	135	171,598
6.20%, 02/14/59 (Call 08/14/58)	100	128,335
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	50	58,728
4.02%, 04/16/43	110	133,144
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	210	221,991
4.54%, 08/15/47 (Call 02/15/47)	150	155,908
4.76%, 09/06/49 (Call 03/06/49)	20	21,596
Cargill Inc., 3.88%, 05/23/49 (Call 11/23/48)(a)	100	125,900
Philip Morris International Inc.
3.88%, 08/21/42	44	48,114
4.13%, 03/04/43	80	90,855
4.25%, 11/10/44	80	92,482
4.38%, 11/15/41	110	128,772
4.50%, 03/20/42	100	115,939
4.88%, 11/15/43	70	87,265
6.38%, 05/16/38	15	21,656
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	85	103,726
5.85%, 08/15/45 (Call 02/12/45)	151	179,962
6.15%, 09/15/43	35	43,385
7.25%, 06/15/37	51	68,270
		2,412,465
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	35	40,260
3.63%, 05/01/43 (Call 11/01/42)	35	41,029
3.88%, 11/01/45 (Call 05/01/45)	80	98,385
		179,674
Auto Manufacturers — 0.3%
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	61	81,951
Daimler Finance North America LLC, 8.50%, 01/18/31	100	152,430
Ford Motor Co.
4.75%, 01/15/43	155	134,253
5.29%, 12/08/46 (Call 06/08/46)	85	77,837
7.40%, 11/01/46	25	29,122
7.45%, 07/16/31	125	140,220
General Motors Co.
5.00%, 04/01/35	68	72,842
5.15%, 04/01/38 (Call 10/01/37)	60	62,140
5.20%, 04/01/45	85	84,174
5.40%, 04/01/48 (Call 10/01/47)	45	45,881
5.95%, 04/01/49 (Call 10/01/48)	55	60,498
6.25%, 10/02/43	113	126,656
6.60%, 04/01/36 (Call 10/01/35)	56	67,583
6.75%, 04/01/46 (Call 10/01/45)	78	91,941
		1,227,528
Auto Parts & Equipment — 0.1%
Aptiv PLC
4.40%, 10/01/46 (Call 04/01/46)	25	26,501
5.40%, 03/15/49 (Call 09/15/48)	35	42,097
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	76	83,336

26	2 0 2 0 | S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Parts & Equipment (continued)
Lear Corp., 5.25%, 05/15/49 (Call 11/15/48)	$35	$36,804
		188,738
Banks — 3.9%
Bank of America Corp.
4.08%, 04/23/40 (Call 04/23/39)(b)	128	152,081
4.24%, 04/24/38 (Call 04/24/37)(b)	256	308,685
4.33%, 03/15/50 (Call 03/15/49)(b)	50	63,713
4.44%, 01/20/48 (Call 01/20/47)(b)	305	390,040
4.88%, 04/01/44	20	26,951
5.00%, 01/21/44	262	354,405
5.88%, 02/07/42	60	88,885
7.75%, 05/14/38	185	302,669
Series L, 4.75%, 04/21/45	105	137,877
Barclays Bank PLC, 6.86%, (Call 06/15/32)(a)(b)(c)(d)	25	31,277
Barclays PLC, 4.95%, 01/10/47	285	354,651
Citigroup Inc.
3.88%, 01/24/39 (Call 01/22/38)(b)	15	17,372
4.28%, 04/24/48 (Call 10/24/47)(b)	77	96,298
4.65%, 07/30/45	77	100,992
4.65%, 07/23/48 (Call 06/23/48)	126	166,610
4.75%, 05/18/46	150	189,081
5.30%, 05/06/44	115	155,975
5.88%, 01/30/42	25	36,720
6.00%, 10/31/33	26	35,532
6.13%, 08/25/36	100	137,741
6.63%, 06/15/32	138	191,855
6.68%, 09/13/43	45	69,527
8.13%, 07/15/39	186	324,278
Commonwealth Bank of Australia
3.74%, 09/12/39(a)	200	215,720
3.90%, 07/12/47(a)	165	199,556
Cooperatieve Rabobank UA
5.25%, 05/24/41	25	35,912
5.25%, 08/04/45	250	336,345
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	138,459
Fifth Third Bancorp., 8.25%, 03/01/38	112	186,341
Goldman Sachs Capital I, 6.35%, 02/15/34	180	253,420
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)	91	104,572
4.41%, 04/23/39 (Call 04/23/38)(b)	60	71,835
4.75%, 10/21/45 (Call 04/21/45)	142	183,224
4.80%, 07/08/44 (Call 01/08/44)	191	245,299
5.15%, 05/22/45	150	194,262
6.25%, 02/01/41	221	322,786
6.45%, 05/01/36	75	102,735
6.75%, 10/01/37	323	468,634
HSBC Capital Funding Dollar 1 LP, 10.18%,
(Call 06/30/30)(a)(b)(c)	50	82,698
HSBC Holdings PLC
6.10%, 01/14/42	115	168,194
6.50%, 05/02/36	210	286,795
6.50%, 09/15/37	250	344,282
6.80%, 06/01/38	150	215,795
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(b)	181	207,194
3.90%, 01/23/49 (Call 01/23/48)(b)	92	109,123
3.96%, 11/15/48 (Call 11/15/47)(b)	225	272,785
4.03%, 07/24/48 (Call 07/24/47)(b)	115	140,006
4.26%, 02/22/48 (Call 02/22/47)(b)	100	123,542
4.85%, 02/01/44	126	168,131
	Par
Security	(000)	Value

Banks (continued)
4.95%, 06/01/45	$175	$234,820
5.40%, 01/06/42	31	42,758
5.50%, 10/15/40	126	175,247
5.60%, 07/15/41	173	246,004
5.63%, 08/16/43	75	107,493
6.40%, 05/15/38	211	313,941
KfW
0.00%, 04/18/36(e)	145	110,944
0.00%, 06/29/37(e)	150	112,628
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	258,330
Mitsubishi UFJ Financial Group Inc.
4.15%, 03/07/39	101	123,819
4.29%, 07/26/38	100	124,357
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)	100	114,675
4.30%, 01/27/45	180	220,460
4.38%, 01/22/47	125	158,469
4.46%, 04/22/39 (Call 04/22/38)(b)	67	82,232
6.38%, 07/24/42	142	217,812
7.25%, 04/01/32	119	177,824
RBS Capital Trust II, 6.43%, (Call 01/03/34)(b)(c)	25	35,768
Regions Financial Corp., 7.38%, 12/10/37	25	37,684
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(b)(c)	50	72,920
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	262,154
Wachovia Corp., 5.50%, 08/01/35	40	52,996
Wells Fargo & Co.
3.90%, 05/01/45	65	76,358
4.40%, 06/14/46	85	101,482
4.65%, 11/04/44	135	166,134
4.75%, 12/07/46	175	220,853
4.90%, 11/17/45	185	232,532
5.38%, 02/07/35	126	170,212
5.38%, 11/02/43	176	232,538
5.61%, 01/15/44	125	170,563
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	382,762
Wells Fargo Capital X, 5.95%, 12/01/86	25	32,983
Westpac Banking Corp., 4.42%, 07/24/39	100	117,909
		14,098,521
Beverages — 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	260	311,501
4.90%, 02/01/46 (Call 08/01/45)	594	732,028
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	10	11,051
4.63%, 02/01/44	100	119,888
4.70%, 02/01/36 (Call 08/01/35)	40	47,429
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	70	75,169
4.38%, 04/15/38 (Call 10/15/37)	90	104,124
4.44%, 10/06/48 (Call 04/06/48)	251	293,753
4.60%, 04/15/48 (Call 10/15/47)	225	269,914
4.75%, 04/15/58 (Call 10/15/57)	200	241,664
4.90%, 01/23/31 (Call 10/23/30)	175	212,607
5.45%, 01/23/39 (Call 07/23/38)	34	43,807
5.55%, 01/23/49 (Call 07/23/48)	100	135,736
5.80%, 01/23/59 (Call 07/23/58)	115	161,488
5.88%, 06/15/35	75	95,644
8.20%, 01/15/39	405	662,244

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	$10	$12,077
4.50%, 07/15/45 (Call 01/15/45)	82	110,902
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)	60	67,151
4.50%, 05/09/47 (Call 11/09/46)	80	94,586
5.25%, 11/15/48 (Call 05/15/48)	25	32,657
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	35	42,403
5.88%, 09/30/36	45	64,471
Diageo Investment Corp., 4.25%, 05/11/42	112	139,346
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	150	157,584
Heineken NV, 4.35%, 03/29/47 (Call 09/29/46)(a)	25	30,655
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	75	87,652
4.50%, 11/15/45 (Call 08/15/45)	60	70,135
4.99%, 05/25/38 (Call 11/25/37)	22	26,967
5.09%, 05/25/48 (Call 11/25/47)	48	61,344
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	141	144,053
5.00%, 05/01/42	100	113,742
PepsiCo Inc.
3.38%, 07/29/49 (Call 01/29/49)	50	57,299
3.45%, 10/06/46 (Call 04/06/46)	175	200,429
3.60%, 08/13/42	75	87,146
4.00%, 03/05/42	40	48,809
4.00%, 05/02/47 (Call 11/02/46)	94	117,279
4.25%, 10/22/44 (Call 04/22/44)	50	63,497
4.45%, 04/14/46 (Call 10/14/45)	75	99,427
4.60%, 07/17/45 (Call 01/17/45)	25	33,204
		5,480,862
Biotechnology — 0.6%
Amgen Inc.
3.38%, 02/21/50 (Call 08/21/49)	100	102,328
4.40%, 05/01/45 (Call 11/01/44)	120	139,653
4.56%, 06/15/48 (Call 12/15/47)	100	121,968
4.66%, 06/15/51 (Call 12/15/50)	285	354,115
4.95%, 10/01/41	10	12,723
5.15%, 11/15/41 (Call 05/15/41)	175	227,406
5.65%, 06/15/42 (Call 12/15/41)	50	68,354
5.75%, 03/15/40(d)	15	20,687
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	49	68,476
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	119	153,617
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	27	31,417
4.15%, 03/01/47 (Call 09/01/46)	160	193,016
4.50%, 02/01/45 (Call 08/01/44)	125	154,126
4.60%, 09/01/35 (Call 03/01/35)	155	194,737
4.75%, 03/01/46 (Call 09/01/45)	166	213,416
4.80%, 04/01/44 (Call 10/01/43)	110	140,845
5.65%, 12/01/41 (Call 06/01/41)	25	35,363
		2,232,247
Building Materials — 0.3%
Carrier Global Corp., 3.58%, 04/05/50 (Call 10/05/49)(a)	150	154,548
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	40	48,976
4.63%, 07/02/44 (Call 01/02/44)	100	121,321
4.95%, 07/02/64 (Call 01/02/64)(f)	18	22,608
	Par
Security	(000)	Value

Building Materials (continued)
5.13%, 09/14/45 (Call 03/14/45)	$4	$5,159
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	55	61,513
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	42	47,470
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	45	47,723
4.40%, 01/30/48 (Call 07/30/47)	25	27,230
7.00%, 12/01/36	20	26,728
Votorantim Cimentos International SA, 7.25%, 04/05/41(g)	200	259,578
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	110	129,082
4.70%, 03/01/48 (Call 09/01/47)	25	30,925
		982,861
Chemicals — 0.9%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	50	58,712
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	35	42,847
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	50	59,574
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(g)	200	232,780
CF Industries Inc.
4.95%, 06/01/43	67	71,141
5.15%, 03/15/34	35	39,384
5.38%, 03/15/44	60	67,316
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	15	16,926
4.38%, 11/15/42 (Call 05/15/42)	112	123,698
4.63%, 10/01/44 (Call 04/01/44)	60	69,254
4.80%, 05/15/49 (Call 11/15/48)	30	35,367
5.25%, 11/15/41 (Call 08/15/41)	36	44,222
5.55%, 11/30/48 (Call 05/30/48)	50	63,495
9.40%, 05/15/39	31	53,431
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	195	237,114
5.42%, 11/15/48 (Call 05/15/48)	95	119,650
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	94	108,295
4.80%, 09/01/42 (Call 03/01/42)	20	23,242
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	87	105,783
5.50%, 12/08/41	20	28,176
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	20	23,690
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	65	72,437
Israel Chemicals Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)	35	44,134
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	133	154,618
5.25%, 07/15/43	78	93,571
LYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)	30	31,572
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	31	34,115
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	25	25,516
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	61	71,095
5.63%, 11/15/43 (Call 05/15/43)	75	89,812
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	35	38,913
4.90%, 06/01/43 (Call 12/01/42)	50	59,673
5.00%, 04/01/49 (Call 10/01/48)	70	87,966
5.25%, 01/15/45 (Call 07/15/44)	20	25,116
5.63%, 12/01/40	21	26,635
6.13%, 01/15/41 (Call 07/15/40)	50	65,889

32	2 0 2 0 | S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48 (Call 07/15/47)(g)	$200	$222,406
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	10	11,672
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	40	41,905
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	50	55,554
4.50%, 06/01/47 (Call 12/01/46)	100	120,539
4.55%, 08/01/45 (Call 02/01/45)	10	11,949
Syngenta Finance NV, 5.68%, 04/24/48 (Call 10/24/47)(a)	25	28,474
Valvoline Inc., 4.25%, 02/15/30 (Call 02/15/25)(a)	15	14,819
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	60	63,426
5.00%, 08/15/46 (Call 02/15/46)	31	34,915
		3,150,818
Commercial Services — 0.7%
ADT Security Corp. (The), 4.88%, 07/15/32(a)	56	53,351
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	17	25,398
DP World PLC, 6.85%, 07/02/37(a)	200	252,758
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	125	144,781
5.63%, 03/15/42(a)	10	13,427
7.00%, 10/15/37(a)	145	215,608
George Washington University (The)
4.87%, 09/15/45.	25	35,607
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	75	93,724
Georgetown University (The), Series B, 4.32%, 04/01/49 (Call 10/01/48)	26	34,442
Johns Hopkins University, Series 2013, 4.08%, 07/01/53.	75	100,960
Massachusetts Institute of Technology
3.89%, 07/01/2116	50	65,131
3.96%, 07/01/38	75	92,038
4.68%, 07/01/2114	55	84,501
5.60%, 07/01/2111	55	101,857
Moody's Corp.
4.88%, 12/17/48 (Call 06/17/48)	25	33,339
5.25%, 07/15/44	26	35,479
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	25	28,196
4.88%, 10/15/40	105	146,636
Princeton University, 5.70%, 03/01/39	100	147,718
S&P Global Inc.
3.25%, 12/01/49 (Call 06/01/49)	26	28,159
4.50%, 05/15/48 (Call 11/15/47)	25	33,167
United Rentals North America Inc., 4.00%, 07/15/30 (Call 07/15/25)	45	44,063
University of Notre Dame du Lac, Series 2017, 3.39%,
02/15/48 (Call 08/15/47)	216	257,524
University of Southern California, 3.03%, 10/01/39.	70	76,863
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	10	13,564
William Marsh Rice University, 3.57%, 05/15/45	180	212,801
		2,371,092
Computers — 0.9%
Apple Inc.
3.45%, 02/09/45	160	181,432
3.75%, 11/13/47 (Call 05/13/47)	10	11,957
3.85%, 05/04/43	220	262,181
3.85%, 08/04/46 (Call 02/04/46)	145	172,524
4.25%, 02/09/47 (Call 08/09/46)	85	108,133
4.38%, 05/13/45	161	206,598
	Par
Security	(000)	Value

Computers (continued)
4.45%, 05/06/44	$75	$97,065
4.50%, 02/23/36 (Call 08/23/35)	135	171,906
4.65%, 02/23/46 (Call 08/23/45)	280	373,260
Dell Inc.
5.40%, 09/10/40	25	24,702
6.50%, 04/15/38	45	47,286
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	137	188,137
8.35%, 07/15/46 (Call 01/15/46)(a)	150	203,542
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	78	96,501
6.35%, 10/15/45 (Call 04/15/45)	100	124,847
HP Inc., 6.00%, 09/15/41	137	157,225
International Business Machines Corp.
4.00%, 06/20/42	209	247,933
4.15%, 05/15/39	100	120,998
4.25%, 05/15/49	100	124,278
4.70%, 02/19/46	120	157,548
5.60%, 11/30/39	90	126,755
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	60	62,175
		3,266,983
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.95%, 03/15/43.	25	33,655
Colgate-Palmolive Co., 4.00%, 08/15/45	120	154,194
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	26	27,840
4.15%, 03/15/47 (Call 09/15/46)	10	12,433
4.38%, 06/15/45 (Call 12/15/44)	50	63,373
6.00%, 05/15/37	35	50,527
Procter & Gamble Co. (The)
3.50%, 10/25/47	100	123,844
5.55%, 03/05/37	10	14,810
Unilever Capital Corp., 5.90%, 11/15/32	131	185,607
		666,283
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	85	96,076
4.20%, 05/15/47 (Call 11/15/46)	35	42,438
4.60%, 06/15/45 (Call 12/15/44)	100	127,926
		266,440
Diversified Financial Services — 1.0%
Ally Financial Inc. 8.00%, 11/01/31	215	298,321
American Express Co., 4.05%, 12/03/42	150	188,731
Blackstone Holdings Finance Co. LLC
3.50%, 09/10/49 (Call 03/10/49)(a)	50	55,391
5.00%, 06/15/44(a)	45	60,102
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	98	118,326
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	60	76,259
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	67	96,761
Credit Suisse USA Inc., 7.13%, 07/15/32	175	266,308
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	810	923,594
Intercontinental Exchange Inc., 4.25%, 09/21/48 (Call 03/21/48)	50	61,135
Invesco Finance PLC, 5.38%, 11/30/43	10	13,415
Jefferies Group LLC
6.25%, 01/15/36	75	93,366
6.50%, 01/20/43	25	31,543

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	$35	$44,786
Legg Mason Inc., 5.63%, 01/15/44	90	123,761
Mastercard Inc.
3.65%, 06/01/49 (Call 12/01/48)	65	78,234
3.80%, 11/21/46 (Call 05/21/46)	70	84,989
3.95%, 02/26/48 (Call 08/26/47)	70	87,398
Navient Corp., 5.63%, 08/01/33	50	43,927
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	201,600
Raymond James Financial Inc., 4.95%, 07/15/46	95	118,545
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	25	29,907
4.15%, 12/14/35 (Call 06/14/35)	180	223,380
4.30%, 12/14/45 (Call 06/14/45)	228	296,498
Western Union Co. (The), 6.20%, 11/17/36	26	30,965
		3,647,242
Electric — 6.0%
Abu Dhabi National Energy Co. PJSC
4.88%, 04/23/30(g)	200	238,452
6.50%, 10/27/36(a)	225	317,036
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	10	10,604
3.75%, 12/01/47 (Call 06/01/47)	10	11,567
3.80%, 06/15/49 (Call 12/15/48)	50	58,439
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	50	54,748
3.75%, 03/01/45 (Call 09/01/44)	10	11,233
4.15%, 08/15/44 (Call 02/15/44)	50	59,950
4.30%, 01/02/46 (Call 07/02/45)	20	24,970
6.00%, 03/01/39	100	145,559
Series A, 4.30%, 07/15/48 (Call 01/15/48)	50	61,878
Series B, 3.70%, 12/01/47 (Call 06/01/47)	125	141,949
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	125	148,246
4.15%, 03/15/46 (Call 09/15/45)	60	74,633
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	12,286
7.00%, 04/01/38	76	113,166
Arizona Public Service Co.
3.50%, 12/01/49 (Call 06/01/49)	60	67,544
3.75%, 05/15/46 (Call 11/15/45)	45	52,139
4.35%, 11/15/45 (Call 05/15/45)	40	50,172
4.50%, 04/01/42 (Call 10/01/41)	26	32,895
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	50	64,416
Baltimore Gas & Electric Co.
3.50%, 08/15/46 (Call 02/15/46)	10	11,282
3.75%, 08/15/47 (Call 02/15/47)	25	29,274
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(a)	70	87,025
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	75	85,798
4.45%, 01/15/49 (Call 07/15/48)	50	62,825
4.50%, 02/01/45 (Call 08/01/44)	103	128,213
5.15%, 11/15/43 (Call 05/15/43)	85	114,296
6.13%, 04/01/36	270	385,031
Black Hills Corp.
4.20%, 09/15/46 (Call 03/15/46)	10	11,462
4.35%, 05/01/33 (Call 02/01/33)	85	101,776
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	56,736
	Par
Security	(000)	Value

Electric (continued)
3.95%, 03/01/48 (Call 09/01/47)	$50	$61,162
4.50%, 04/01/44 (Call 10/01/43)	100	130,562
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	75	96,391
Comision Federal de Electricidad, 6.13%, 06/16/45(g)	200	247,432
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	100	114,416
3.70%, 03/01/45 (Call 09/01/44)	100	116,056
4.00%, 03/01/49 (Call 09/01/48)	40	48,158
5.90%, 03/15/36	25	35,551
6.45%, 01/15/38	25	38,156
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	25	29,117
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	35	37,259
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	10	12,295
4.30%, 04/15/44 (Call 10/15/43)	100	126,089
Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	12,447
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	25	28,523
4.45%, 03/15/44 (Call 09/15/43)	175	215,519
4.50%, 12/01/45 (Call 06/01/45)	40	50,550
4.50%, 05/15/58 (Call 11/15/57)	50	64,309
4.63%, 12/01/54 (Call 06/01/54)	100	132,824
Series 06-A, 5.85%, 03/15/36	10	13,846
Series 07-A, 6.30%, 08/15/37	25	36,720
Series 08-B, 6.75%, 04/01/38	105	160,554
Series 09-C, 5.50%, 12/01/39	10	13,775
Series A, 4.13%, 05/15/49 (Call 11/15/48)	25	30,665
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	88,765
Series C, 4.30%, 12/01/56 (Call 06/01/56)	25	31,086
Series E, 4.65%, 12/01/48 (Call 06/01/48)	50	66,045
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	46	49,719
4.05%, 05/15/48 (Call 11/15/47)	110	138,440
4.35%, 04/15/49 (Call 10/15/48)	25	33,086
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(a)	50	57,055
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	10	12,468
7.00%, 06/15/38	60	87,780
Series A, 4.60%, 03/15/49 (Call 09/15/48)	50	63,249
Series B, 5.95%, 06/15/35	175	239,172
Series C, 4.90%, 08/01/41 (Call 02/01/41)	60	74,793
Series E, 6.30%, 03/15/33	25	34,414
Series F, 5.25%, 08/01/33	50	63,741
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	30	38,618
5.10%, 06/01/65 (Call 12/01/64)	50	73,480
5.30%, 05/15/33	26	34,756
5.45%, 02/01/41 (Call 08/01/40)	25	34,731
6.05%, 01/15/38	61	88,610
6.63%, 02/01/32	10	14,579
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	100	114,684
3.75%, 08/15/47 (Call 02/15/47)	25	29,181
3.95%, 03/01/49 (Call 09/01/48)	25	30,309
4.30%, 07/01/44 (Call 01/01/44)	50	63,063
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	12,105
Series A, 4.05%, 05/15/48 (Call 11/15/47)	60	72,959
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	10	10,767

34	2 0 2 0 | S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
3.70%, 12/01/47 (Call 06/01/47)	$125	$145,124
3.75%, 06/01/45 (Call 12/01/44)	25	29,022
3.88%, 03/15/46 (Call 09/15/45)	85	100,351
4.25%, 12/15/41 (Call 06/15/41)	40	49,109
5.30%, 02/15/40	13	17,943
6.00%, 01/15/38	30	44,155
6.10%, 06/01/37	18	26,205
6.45%, 10/15/32	10	14,652
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	110	121,937
3.95%, 08/15/47 (Call 02/15/47)	65	74,034
4.20%, 06/15/49 (Call 12/15/48)	110	129,733
4.80%, 12/15/45 (Call 06/15/45)	50	62,955
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	25	27,632
3.85%, 11/15/42 (Call 05/15/42)	25	29,377
5.65%, 04/01/40	10	14,351
6.35%, 09/15/37	25	37,253
6.40%, 06/15/38	53	81,845
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	35	40,278
6.12%, 10/15/35	50	71,383
6.45%, 04/01/39	25	38,938
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	30	32,598
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	20	23,370
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	50	57,432
3.70%, 10/15/46 (Call 04/15/46)	50	57,159
4.10%, 03/15/43 (Call 09/15/42)	25	30,293
4.15%, 12/01/44 (Call 06/01/44)	45	55,593
4.20%, 08/15/45 (Call 02/15/45)	60	74,695
4.38%, 03/30/44 (Call 09/30/43)	25	31,741
6.30%, 04/01/38	100	150,410
E.ON International Finance BV, 6.65%, 04/30/38(a)	90	131,400
El Paso Electric Co., 6.00%, 05/15/35.	26	34,397
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	50	62,743
4.88%, 01/22/44(a)	225	286,987
4.95%, 10/13/45 (Call 04/13/45)(a)	150	192,909
5.00%, 09/21/48 (Call 03/21/48)(a)	50	65,421
5.25%, 10/13/55 (Call 04/13/55)(a)	50	66,688
6.00%, 01/22/2114(a)	55	73,450
6.95%, 01/26/39(a)	100	154,991
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	95	116,631
Enel Finance International NV
4.75%, 05/25/47(a)	35	41,439
4.88%, 06/14/29(a)	25	29,064
6.00%, 10/07/39(a)	100	133,365
6.80%, 09/15/37(a)	100	142,251
Entergy Arkansas LLC, 4.20%, 04/01/49 (Call 10/01/48)	25	31,768
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	10,887
4.00%, 03/15/33 (Call 12/15/32)	50	59,959
4.20%, 09/01/48 (Call 03/01/48)	50	63,579
4.95%, 01/15/45 (Call 01/15/25)	50	55,799
Entergy Mississippi LLC, 3.85%, 06/01/49 (Call 12/01/48)	109	128,361
Entergy Texas Inc., 3.55%, 09/30/49 (Call 03/30/49)	20	23,024
Evergy Kansas Central Inc.
4.10%, 04/01/43 (Call 10/01/42)	50	60,365
4.13%, 03/01/42 (Call 09/01/41)	26	31,217
	Par
Security	(000)	Value

Electric (continued)
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	$60	$75,862
4.20%, 03/15/48 (Call 09/15/47)	25	31,919
5.30%, 10/01/41 (Call 04/01/41)	50	68,446
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	10	12,648
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	100	122,246
5.10%, 06/15/45 (Call 12/15/44)	65	84,356
5.63%, 06/15/35	75	99,625
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	85	102,473
6.25%, 10/01/39	125	158,116
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	85	104,930
Series C, 7.38%, 11/15/31	130	189,942
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	25	30,328
5.45%, 07/15/44 (Call 01/15/44)(a)	75	99,994
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	115	136,029
3.95%, 03/01/48 (Call 09/01/47)	50	61,603
4.05%, 06/01/42 (Call 12/01/41)	90	110,056
4.05%, 10/01/44 (Call 04/01/44)	35	43,641
4.13%, 02/01/42 (Call 08/01/41)	25	30,805
4.13%, 06/01/48 (Call 12/01/47)	75	95,883
5.63%, 04/01/34	25	35,001
5.69%, 03/01/40	25	36,524
5.95%, 02/01/38	75	111,744
5.96%, 04/01/39	75	113,185
Georgia Power Co.
4.30%, 03/15/42	90	106,538
Series 10-C, 4.75%, 09/01/40	50	62,718
Great River Energy, 6.25%, 07/01/38(a)	42	51,255
Hydro-Quebec, Series HK, 9.38%, 04/15/30	50	83,914
Iberdrola International BV, 6.75%, 07/15/36	25	38,061
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	10	12,409
Series K, 4.55%, 03/15/46 (Call 09/15/45)	200	255,496
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	26	31,763
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	30	33,267
3.70%, 09/15/46 (Call 03/15/46)	30	33,781
6.25%, 07/15/39	25	35,857
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	9	11,158
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	25	31,270
5.13%, 11/01/40 (Call 05/01/40)	50	66,873
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	29,527
5.90%, 11/15/39(a)	75	107,481
MidAmerican Energy Co.
3.15%, 04/15/50 (Call 10/15/49)	20	21,664
3.95%, 08/01/47 (Call 02/01/47)	50	62,236
4.25%, 05/01/46 (Call 11/01/45)	60	75,030
4.25%, 07/15/49 (Call 01/15/49)	35	44,926
Minejesa Capital BV, 5.63%, 08/10/37(g)	200	220,808
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	35	47,812
National Grid USA, 5.80%, 04/01/35	25	32,469

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	$60	$77,037
4.40%, 11/01/48 (Call 05/01/48)	50	66,239
Series C, 8.00%, 03/01/32	26	41,467
Nevada Power Co., Series R, 6.75%, 07/01/37	25	38,371
Niagara Mohawk Power Corp.
4.12%, 11/28/42(a)	75	88,398
4.28%, 10/01/34 (Call 04/01/34)(a)	25	30,411
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	76	82,667
3.60%, 05/15/46 (Call 11/15/45)	110	128,494
3.60%, 09/15/47 (Call 03/15/47)	10	11,581
4.00%, 08/15/45 (Call 02/15/45)	10	12,485
4.13%, 05/15/44 (Call 11/15/43)	75	91,666
5.35%, 11/01/39	50	71,138
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	50	61,698
NSTAR Electric Co., 4.40%, 03/01/44 (Call 09/01/43)	35	44,080
Oglethorpe Power Corp.
5.25%, 09/01/50	10	12,577
5.38%, 11/01/40	20	25,325
5.95%, 11/01/39	102	130,171
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	60	72,956
4.15%, 04/01/48 (Call 10/01/47)	50	62,961
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	50	57,149
4.15%, 04/01/47 (Call 10/01/46)	20	23,930
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	29,837
3.80%, 09/30/47 (Call 03/30/47)	10	12,129
3.80%, 06/01/49 (Call 12/01/48)	150	181,663
5.30%, 06/01/42 (Call 12/01/41)	100	141,361
7.25%, 01/15/33	50	76,447
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	110	132,519
4.13%, 01/15/49 (Call 07/15/48)	25	31,205
5.75%, 04/01/37	50	70,462
6.00%, 01/15/39	75	108,027
6.25%, 10/15/37	75	112,243
PECO Energy Co.
3.00%, 09/15/49 (Call 03/15/49)	30	31,716
3.70%, 09/15/47 (Call 03/15/47)	25	29,376
3.90%, 03/01/48 (Call 09/01/47)	10	12,216
Perusahaan Listrik Negara PT
4.88%, 07/17/49(g)	200	222,710
6.15%, 05/21/48(g)	200	259,490
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	24,522
6.50%, 11/15/37	100	150,189
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	25	28,011
4.70%, 06/01/43 (Call 12/01/42)	40	48,884
5.00%, 03/15/44 (Call 09/15/43)	65	82,497
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	20	21,038
3.95%, 06/01/47 (Call 12/01/46)	85	102,170
4.15%, 10/01/45 (Call 04/01/45)	15	18,737
4.75%, 07/15/43 (Call 01/15/43)	50	66,242
Progress Energy Inc.
6.00%, 12/01/39	50	71,382
	Par
Security	(000)	Value

Electric (continued)
7.00%, 10/30/31	$10	$14,410
7.75%, 03/01/31	105	154,548
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	56,234
4.05%, 09/15/49 (Call 03/15/49)	10	12,696
4.10%, 06/15/48 (Call 12/15/47)	25	30,774
4.30%, 03/15/44 (Call 09/15/43)	20	24,844
Series 17, 6.25%, 09/01/37	26	39,697
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	60	68,976
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	50	59,884
3.65%, 09/01/42 (Call 03/01/42)	10	11,615
3.80%, 03/01/46 (Call 09/01/45)	70	83,978
3.85%, 05/01/49 (Call 11/01/48)	50	61,454
3.95%, 05/01/42 (Call 11/01/41)	100	120,239
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	30	33,332
4.22%, 06/15/48 (Call 12/15/47)	30	37,263
4.30%, 05/20/45 (Call 11/20/44)	15	19,032
5.64%, 04/15/41 (Call 10/15/40)	16	22,932
5.76%, 10/01/39	25	35,478
5.80%, 03/15/40	10	14,296
6.27%, 03/15/37	95	137,227
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	40	49,330
4.50%, 08/15/40	100	126,228
6.00%, 06/01/39	25	37,259
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(g)	300	370,494
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	50	55,640
4.00%, 02/01/48 (Call 08/01/47)	50	55,139
6.00%, 10/15/39	75	103,537
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	154	172,221
4.05%, 03/15/42 (Call 09/15/41)	56	63,286
4.65%, 10/01/43 (Call 04/01/43)	105	127,391
6.05%, 03/15/39	75	104,464
Series 05-E, 5.35%, 07/15/35	35	46,373
Series 06-E, 5.55%, 01/15/37	10	13,387
Series 08-A, 5.95%, 02/01/38	116	160,744
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	50	56,093
Series B, 4.88%, 03/01/49 (Call 09/01/48)	10	12,887
Series C, 3.60%, 02/01/45 (Call 08/01/44)	25	26,459
Series C, 4.13%, 03/01/48 (Call 09/01/47)	50	58,115
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	95	109,003
4.40%, 07/01/46 (Call 01/01/46)	94	110,483
Southern Power Co.
5.15%, 09/15/41	35	43,000
Series F, 4.95%, 12/15/46 (Call 06/15/46)	10	12,351
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	80	88,452
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	10	11,276
3.70%, 08/15/47 (Call 02/15/47)	25	29,169
Series 6, 4.40%, 11/15/48 (Call 05/15/48).	25	32,510
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	258,562
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	35	40,262

36	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.10%, 06/15/42 (Call 12/15/41)	$50	$60,521
4.30%, 06/15/48 (Call 12/15/47)	35	42,931
4.35%, 05/15/44 (Call 11/15/43)	44	55,605
Toledo Edison Co. (The), 6.15%, 05/15/37	36	52,676
TransAlta Corp., 6.50%, 03/15/40	25	25,594
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	10	14,307
Union Electric Co.
3.25%, 10/01/49 (Call 04/01/49)	30	32,984
3.65%, 04/15/45 (Call 10/15/44)	50	58,068
3.90%, 09/15/42 (Call 03/15/42)	25	29,980
4.00%, 04/01/48 (Call 10/01/47)	10	12,239
5.30%, 08/01/37	35	47,502
8.45%, 03/15/39	26	46,263
Virginia Electric & Power Co.
3.30%, 12/01/49 (Call 06/01/49)	10	10,912
4.45%, 02/15/44 (Call 08/15/43)	50	62,671
8.88%, 11/15/38	25	45,366
Series B, 4.20%, 05/15/45 (Call 11/15/44)	10	12,184
Series B, 6.00%, 01/15/36	75	106,684
Series C, 4.00%, 11/15/46 (Call 05/15/46)	75	89,531
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	50	62,208
5.70%, 12/01/36	20	28,142
Wisconsin Power & Light Co., 6.38%, 08/15/37	25	36,965
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	10	10,911
4.75%, 11/01/44 (Call 05/01/44)	10	13,579
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	50	55,228
6.50%, 07/01/36	80	115,380
		21,290,892
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	95	111,791
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	55	69,553
5.70%, 03/15/37	26	37,784
Series 30, 5.38%, 03/01/41	25	36,419
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)	50	50,417
		305,964
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	80	91,700

Engineering & Construction — 0.1%
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(e)(g)	150	108,894
Mexico City Airport Trust, 5.50%, 10/31/46 (Call 04/30/46)(g)	200	219,746
		328,640
Environmental Control — 0.1%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	46	54,364
4.00%, 07/15/39 (Call 01/15/39)	40	47,693
4.10%, 03/01/45 (Call 09/01/44)	75	91,301
4.15%, 07/15/49 (Call 01/15/49)	110	137,083
		330,441
Food — 1.2%
Campbell Soup Co., 4.80%, 03/15/48 (Call 09/15/47)	50	60,960
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	25	30,401
5.40%, 11/01/48 (Call 05/01/48)	100	126,400
	Par
Security	(000)	Value

Food (continued)
8.25%, 09/15/30	$10	$14,363
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	125	142,347
4.55%, 04/17/38 (Call 10/17/37)	10	11,942
5.40%, 06/15/40	25	32,675
Grupo Bimbo SAB de CV, 4.70%, 11/10/47 (Call 05/10/47)(g)	200	231,446
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	46	50,290
3.38%, 08/15/46 (Call 02/15/46)	35	39,185
JM Smucker Co. (The)
4.25%, 03/15/35	74	85,180
4.38%, 03/15/45	61	69,057
Kellogg Co.
4.50%, 04/01/46	75	88,389
Series B, 7.45%, 04/01/31	60	87,768
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	57	76,268
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	190	175,575
4.63%, 10/01/39 (Call 04/01/39)(a)	26	25,077
4.88%, 10/01/49 (Call 04/01/49)(a)(d)	120	118,636
5.00%, 07/15/35 (Call 01/15/35)	115	121,879
5.00%, 06/04/42	75	75,073
5.20%, 07/15/45 (Call 01/15/45)	130	133,583
6.50%, 02/09/40	54	62,744
6.75%, 03/15/32	10	12,436
6.88%, 01/26/39	125	149,865
7.13%, 08/01/39(a)	50	60,981
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	50	51,088
4.45%, 02/01/47 (Call 08/01/46)	100	111,384
4.65%, 01/15/48 (Call 07/15/47)	45	51,129
5.15%, 08/01/43 (Call 02/01/43)	45	54,891
5.40%, 07/15/40 (Call 01/15/40)	25	30,804
5.40%, 01/15/49 (Call 07/15/48)	25	31,587
6.90%, 04/15/38	26	36,073
7.50%, 04/01/31	45	64,344
Mars Inc.
3.20%, 04/01/30 (Call 01/01/30)(a)	94	104,016
3.60%, 04/01/34 (Call 01/01/34)(a)	75	87,871
3.95%, 04/01/49 (Call 10/01/48)(a)	75	90,952
4.20%, 04/01/59 (Call 10/01/58)(a)	75	95,319
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	76	91,068
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	80	101,682
Nestle Holdings Inc., 3.90%, 09/24/38 (Call 03/24/38)(a).	265	320,263
Post Holdings Inc., 4.63%, 04/15/30 (Call 04/15/25)(a)	35	34,469
Safeway Inc., 7.25%, 02/01/31	25	25,837
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	50	60,700
4.85%, 10/01/45 (Call 04/01/45)	69	87,265
5.38%, 09/21/35	16	21,714
Tesco PLC, 6.15%, 11/15/37(a)	110	142,943
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	65	79,143
4.88%, 08/15/34 (Call 02/15/34)	75	93,120
5.15%, 08/15/44 (Call 02/15/44)	135	174,537
		4,124,719
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	82	90,427
4.40%, 08/15/47 (Call 02/15/47)	124	134,865

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Forest Products & Paper (continued)
4.80%, 06/15/44 (Call 12/15/43)	$140	$162,890
5.15%, 05/15/46 (Call 11/15/45)	20	23,990
6.00%, 11/15/41 (Call 05/15/41)	20	26,295
7.30%, 11/15/39	31	45,526
		483,993
Gas — 0.4%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	20	22,118
4.13%, 10/15/44 (Call 04/15/44)	25	30,057
4.15%, 01/15/43 (Call 07/15/42)	100	119,435
4.30%, 10/01/48 (Call 04/01/48)	25	31,759
5.50%, 06/15/41 (Call 12/15/40)	50	68,925
Boston Gas Co., 4.49%, 02/15/42(a)	25	31,141
Brooklyn Union Gas Co. (The), 4.27%, 03/15/48 (Call 09/15/47)(a)	35	43,472
CenterPoint Energy Resources Corp., 4.10%, 09/01/47 (Call 03/01/47)	10	11,774
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	50	61,832
Series C, 3.90%, 11/15/49 (Call 08/15/49)	26	28,227
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	100	141,144
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	110	130,292
4.80%, 02/15/44 (Call 08/15/43)	50	61,773
5.25%, 02/15/43 (Call 08/15/42)	25	32,524
5.65%, 02/01/45 (Call 08/01/44)	65	88,220
5.95%, 06/15/41 (Call 12/15/40)	26	35,888
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	90	116,457
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	25	27,496
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	20	23,093
5.13%, 11/15/40	20	26,508
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	15	18,785
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	35	44,369
Series WW, 3.95%, 02/15/50 (Call 08/15/49).	25	31,429
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	50	59,178
4.40%, 05/30/47 (Call 11/30/46)	50	60,518
5.88%, 03/15/41 (Call 09/15/40)	71	96,960
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	35	39,221
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	70	79,120
Series K, 3.80%, 09/15/46 (Call 03/15/46)	10	11,391
		1,573,106
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 4.85%, 11/15/48 (Call 05/15/48)	50	66,823

Health Care - Products — 0.6%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	260	340,764
4.75%, 04/15/43 (Call 10/15/42)	50	66,406
4.90%, 11/30/46 (Call 05/30/46)	175	243,726
5.30%, 05/27/40	60	82,593
6.15%, 11/30/37	16	24,007
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	95	98,774
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	50	62,079
4.70%, 03/01/49 (Call 09/01/48)	30	39,010
7.38%, 01/15/40	50	80,657
	Par
Security	(000)	Value

Health Care - Products (continued)
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	$25	$27,079
3.40%, 11/15/49 (Call 05/15/49)	67	74,247
Koninklijke Philips NV, 5.00%, 03/15/42	119	159,229
Medtronic Inc.
4.38%, 03/15/35	150	191,555
4.63%, 03/15/45	155	209,611
Stryker Corp.
4.38%, 05/15/44 (Call 12/15/43)	80	98,500
4.63%, 03/15/46 (Call 09/15/45)	100	130,688
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	91	110,685
5.30%, 02/01/44 (Call 08/01/43)	45	62,407
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 07/15/45)	100	114,509
		2,216,526
Health Care - Services — 1.4%
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	42	47,161
4.27%, 08/15/48 (Call 02/15/48)	26	33,417
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	70	73,081
4.13%, 11/15/42 (Call 05/15/42)	25	27,479
4.50%, 05/15/42 (Call 11/15/41)	65	73,752
4.75%, 03/15/44 (Call 09/15/43)	60	70,363
6.63%, 06/15/36	76	105,358
6.75%, 12/15/37	35	49,688
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	93	105,006
4.63%, 05/15/42	100	116,250
4.65%, 01/15/43	135	158,379
4.65%, 08/15/44 (Call 02/15/44)	150	176,610
5.10%, 01/15/44	50	61,702
Ascension Health, 3.95%, 11/15/46	160	198,293
Baylor Scott & White Holdings, 4.19%, 11/15/45
(Call 05/15/45)	75	93,620
Children's Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	20	24,507
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	47	50,532
4.19%, 10/01/49 (Call 04/01/49)	76	83,395
4.35%, 11/01/42	35	39,604
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	175	171,524
5.13%, 06/15/39 (Call 12/15/38)	130	151,792
5.25%, 06/15/49 (Call 12/15/48)	50	57,890
5.50%, 06/15/47 (Call 12/15/46)	125	148,324
7.50%, 11/06/33	25	32,305
7.50%, 11/15/95	10	12,463
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	30	32,557
4.63%, 12/01/42 (Call 06/01/42)	46	55,739
4.80%, 03/15/47 (Call 09/14/46)	50	61,316
4.95%, 10/01/44 (Call 04/01/44)	25	30,921
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	189	234,290
4.88%, 04/01/42	30	40,859
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	20	22,069
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	103	123,324

38	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	$25	$30,355
Memorial Sloan-Kettering Cancer Center 4.13%, 07/01/52	100	128,576
5.00%, 07/01/42	10	13,919
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	10	11,299
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	100	124,746
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	100	108,457
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	89	109,553
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	43	52,334
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	44,699
Tenet Healthcare Corp., 6.88%, 11/15/31.	35	36,343
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	50	60,051
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	107	120,936
3.88%, 08/15/59 (Call 02/15/59)	85	96,686
3.95%, 10/15/42 (Call 04/15/42)	95	108,130
4.20%, 01/15/47 (Call 07/15/46)	25	29,835
4.25%, 03/15/43 (Call 09/15/42)	83	99,212
4.25%, 04/15/47 (Call 10/15/46)	125	151,057
4.38%, 03/15/42 (Call 09/15/41)	75	89,941
4.45%, 12/15/48 (Call 06/15/48)	25	31,334
4.63%, 07/15/35	200	252,220
4.63%, 11/15/41 (Call 05/15/41)	70	86,665
4.75%, 07/15/45	155	199,680
5.80%, 03/15/36	54	74,224
6.88%, 02/15/38	93	142,169
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	26	33,402
		4,999,393
Holding Companies - Diversified — 0.0%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	158,450

Home Builders — 0.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 4.88%, 02/15/30 (Call 02/15/25)(a)	20	19,808
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(a)	20	19,394
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	50	55,256
PulteGroup Inc.
6.00%, 02/15/35	25	29,330
6.38%, 05/15/33	25	30,775
7.88%, 06/15/32	25	33,844
		188,407
Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	76	84,358

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	95	104,523
3.90%, 05/04/47 (Call 11/04/46)	50	60,703
5.30%, 03/01/41	25	34,669
6.63%, 08/01/37	25	38,796
SC Johnson & Son Inc., 4.75%, 10/15/46 (Call 04/15/46)(a)	50	66,841
		305,532
	Par
Security	(000)	Value

Housewares — 0.0%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	$105	$117,333
5.50%, 04/01/46 (Call 10/01/45)	15	16,701
		134,034
Insurance — 2.6%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	75	86,904
4.75%, 01/15/49 (Call 07/15/48)	35	45,510
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	25	31,691
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	70	87,082
4.50%, 06/15/43	45	58,088
5.35%, 06/01/33	82	109,470
5.55%, 05/09/35	60	85,098
6.50%, 05/15/67 (Call 05/15/37)(b)	60	77,700
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	65	77,484
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	177	202,212
4.38%, 01/15/55 (Call 07/15/54)	131	151,935
4.50%, 07/16/44 (Call 01/16/44)	220	264,020
4.70%, 07/10/35 (Call 01/10/35)	76	92,144
4.80%, 07/10/45 (Call 01/10/45)	25	30,852
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	80	97,493
4.75%, 05/15/45 (Call 11/15/44)	59	74,656
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	50	67,507
Arch Capital Group U.S. Inc., 5.14%, 11/01/43.	50	66,251
AXA SA, 8.60%, 12/15/30	161	237,762
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	100	124,029
4.25%, 01/15/49 (Call 07/15/48)	116	144,637
4.30%, 05/15/43	25	30,799
4.40%, 05/15/42	175	219,417
5.75%, 01/15/40	48	69,435
Berkshire Hathaway Inc., 4.50%, 02/11/43	112	142,036
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	153	146,755
Chubb Corp. (The)
6.00%, 05/11/37	16	23,291
Series 1, 6.50%, 05/15/38	20	30,949
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	31,283
4.35%, 11/03/45 (Call 05/03/45)	15	19,396
6.70%, 05/15/36	25	38,968
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	75	84,304
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)	100	122,871
Genworth Holdings Inc., 6.50%, 06/15/34	25	24,993
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	25	32,217
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)	75	98,807
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49 (Call 02/19/49)	20	22,317
4.30%, 04/15/43	60	72,704
4.40%, 03/15/48 (Call 09/15/47)	65	81,190
6.10%, 10/01/41	65	92,728
Liberty Mutual Group Inc., 4.50%, 06/15/49 (Call 12/15/48)(a)	100	121,552
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	50	58,742

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
7.00%, 06/15/40	$65	$101,153
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	70	84,883
Manulife Financial Corp., 5.38%, 03/04/46	65	92,386
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	26	29,676
4.30%, 11/01/47 (Call 05/01/47)	45	52,913
5.00%, 04/05/46	65	83,015
5.00%, 05/20/49 (Call 11/20/48)	50	62,365
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	105	130,670
4.75%, 03/15/39 (Call 09/15/38)	40	50,872
4.90%, 03/15/49 (Call 09/15/48)	75	99,485
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/70(a)	51	55,160
4.90%, 04/01/77(a)	50	68,121
MetLife Capital Trust IV, 7.88%, 12/15/37 (Call 12/15/32)(a)	25	34,250
MetLife Inc.
4.05%, 03/01/45	75	89,947
4.13%, 08/13/42	151	183,054
4.88%, 11/13/43	141	187,828
5.70%, 06/15/35	53	73,270
6.38%, 06/15/34	63	93,773
6.40%, 12/15/66 (Call 12/15/31)	125	156,216
6.50%, 12/15/32	55	81,790
10.75%, 08/01/69 (Call 08/01/34)	31	52,507
Series N, 4.72%, 12/15/44	75	98,912
Nationwide Financial Services Inc.
5.30%, 11/18/44(a)	35	45,051
6.75%, 05/15/37	10	11,695
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	100	149,895
9.38%, 08/15/39(a)	25	45,122
New York Life Insurance Co.
5.88%, 05/15/33(a)	127	172,650
6.75%, 11/15/39(a)	110	171,856
Northwestern Mutual Life Insurance Co. (The)
3.63%, 09/30/59 (Call 03/30/59)(a)	218	234,984
3.85%, 09/30/47 (Call 03/30/47)(a)	20	22,576
Pacific Life Insurance Co., 4.30%, 10/24/67
(Call 10/24/47)(a)(b)	100	114,180
Principal Financial Group Inc.
4.35%, 05/15/43	26	31,613
4.63%, 09/15/42	100	127,578
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	165	205,042
4.20%, 03/15/48 (Call 09/15/47)	35	44,202
4.35%, 04/25/44	35	44,143
Provident Financing Trust I, 7.41%, 03/15/38	25	31,198
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	75	82,095
3.94%, 12/07/49 (Call 06/07/49)	100	109,715
4.35%, 02/25/50 (Call 08/25/49)	50	59,022
4.60%, 05/15/44	100	122,619
5.70%, 12/14/36	51	70,013
Series D, 6.63%, 12/01/37	50	74,947
Securian Financial Group Inc., 4.80%, 04/15/48(a)	50	65,829
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	75	93,312
Teachers Insurance & Annuity Association of America 4.27%, 05/15/47 (Call 11/15/46)(a)	125	150,899
4.90%, 09/15/44(a)	125	163,325
	Par
Security	(000)	Value

Insurance (continued)
6.85%, 12/16/39(a)	$78	$120,276
Transatlantic Holdings Inc., 8.00%, 11/30/39	35	57,265
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	100	116,708
4.00%, 05/30/47 (Call 11/30/46)	25	30,837
4.10%, 03/04/49 (Call 09/04/48)	75	93,234
4.30%, 08/25/45 (Call 02/25/45)	40	50,018
4.60%, 08/01/43	25	32,517
5.35%, 11/01/40	2	2,862
6.25%, 06/15/37	120	174,749
6.75%, 06/20/36	76	115,712
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	55	56,805
5.75%, 08/15/42	75	92,998
Voya Financial Inc., 5.70%, 07/15/43	35	49,261
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)	45	60,848
Western & Southern Life Insurance Co. (The), 5.15%, 01/15/49 (Call 07/15/48)(a)	25	32,425
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	20	26,283
WR Berkley Corp., 4.75%, 08/01/44	35	43,776
XLIT Ltd.
5.25%, 12/15/43	10	14,038
5.50%, 03/31/45	75	105,439
		9,459,137
Internet — 0.5%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	230	276,681
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)	268	322,613
4.05%, 08/22/47 (Call 02/22/47)	262	336,133
4.25%, 08/22/57 (Call 02/22/57)	40	53,673
4.80%, 12/05/34 (Call 06/05/34)	141	187,392
4.95%, 12/05/44 (Call 06/05/44)	145	204,019
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	76	76,033
Match Group Inc., 4.13%, 08/01/30 (Call 05/01/25)(a)	25	24,549
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(a)	50	52,419
5.38%, 11/15/29(a)	70	76,135
Tencent Holdings Ltd., 4.53%, 04/11/49 (Call 10/11/48)(g)	200	261,762
		1,871,409
Iron & Steel — 0.2%
ArcelorMittal SA, 7.00%, 10/15/39	36	45,469
Cleveland-Cliffs Inc., 6.25%, 10/01/40.	25	18,968
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	20	24,077
5.20%, 08/01/43 (Call 02/01/43)	79	102,849
6.40%, 12/01/37	35	50,719
U.S. Steel Corp., 6.65%, 06/01/37	25	18,629
Vale Overseas Ltd.
6.88%, 11/21/36	137	180,389
6.88%, 11/10/39	125	166,275
Vale SA, 5.63%, 09/11/42	50	58,898
		666,273
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45).	10	11,236

Lodging — 0.0%
Wyndham Destinations Inc., 4.63%, 03/01/30
(Call 12/01/29)(a)	25	25,247

40	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery — 0.3%
ABB Finance USA Inc., 4.38%, 05/08/42	$123	$156,415
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	10	10,802
3.80%, 08/15/42	60	71,452
4.30%, 05/15/44 (Call 11/15/43)	65	83,049
4.75%, 05/15/64 (Call 11/15/63)	95	131,369
5.20%, 05/27/41	66	90,200
6.05%, 08/15/36	25	35,769
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	10	10,835
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	40	42,084
3.90%, 06/09/42 (Call 12/09/41)	154	186,924
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	45	58,752
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)(a)	100	103,783
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	93	118,980
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	10	12,093
		1,112,507
Manufacturing — 0.7%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	35	35,846
3.63%, 10/15/47 (Call 04/15/47)	20	22,214
3.88%, 06/15/44	45	51,564
4.00%, 09/14/48 (Call 03/14/48)	85	101,530
5.70%, 03/15/37	97	136,021
Eaton Corp.
3.92%, 09/15/47 (Call 02/15/47)	10	12,064
4.00%, 11/02/32	100	120,995
4.15%, 11/02/42	110	135,522
General Electric Co.
4.13%, 10/09/42	14	15,263
4.50%, 03/11/44	50	57,735
5.88%, 01/14/38	196	251,409
6.15%, 08/07/37	15	19,656
6.88%, 01/10/39	135	190,925
Series A, 6.75%, 03/15/32	260	352,386
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	53	65,679
4.88%, 09/15/41 (Call 03/15/41)	26	35,494
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	50	61,185
5.75%, 06/15/43	65	91,125
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	49	57,086
4.10%, 03/01/47 (Call 09/01/46)	65	76,621
4.20%, 11/21/34 (Call 05/21/34)	70	83,999
4.45%, 11/21/44 (Call 05/21/44)	75	90,470
Siemens Financieringsmaatschappij NV, 4.20%, 03/16/47(a)	250	317,925
		2,382,714
Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/30 (Call 02/15/25)(a)	120	121,728
4.75%, 03/01/30 (Call 09/01/24)(a)	145	149,038
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/49 (Call 01/01/49)	100	111,371
5.38%, 04/01/38 (Call 10/01/37)	65	75,345
5.38%, 05/01/47 (Call 11/01/46)	195	222,452
5.75%, 04/01/48 (Call 10/01/47)	167	198,979
6.38%, 10/23/35 (Call 04/23/35)	165	216,940
	Par
Security	(000)	Value

Media (continued)
6.48%, 10/23/45 (Call 04/23/45)	$231	$296,939
6.83%, 10/23/55 (Call 04/23/55)	75	100,554
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	140	151,150
3.25%, 11/01/39 (Call 05/01/39)	46	49,723
3.40%, 07/15/46 (Call 01/15/46)	100	108,339
3.45%, 02/01/50 (Call 08/01/49)	120	132,616
3.90%, 03/01/38 (Call 09/01/37)	25	29,138
3.97%, 11/01/47 (Call 05/01/47)	124	146,041
4.00%, 08/15/47 (Call 02/15/47)	50	59,180
4.00%, 03/01/48 (Call 09/01/47)	40	47,387
4.00%, 11/01/49 (Call 05/01/49)	136	161,961
4.05%, 11/01/52 (Call 05/01/52)	126	151,494
4.20%, 08/15/34 (Call 02/15/34)	140	169,949
4.25%, 10/15/30 (Call 07/15/30)	50	59,491
4.25%, 01/15/33	109	131,418
4.40%, 08/15/35 (Call 02/25/35)	125	154,025
4.50%, 01/15/43	75	94,450
4.60%, 10/15/38 (Call 04/15/38)	169	211,170
4.60%, 08/15/45 (Call 02/15/45)	125	159,919
4.65%, 07/15/42	75	95,153
4.70%, 10/15/48 (Call 04/15/48)	250	327,392
4.75%, 03/01/44	75	97,350
4.95%, 10/15/58 (Call 04/15/58)	200	273,970
5.65%, 06/15/35	25	34,953
6.40%, 05/15/38	54	80,417
6.40%, 03/01/40	25	37,411
6.45%, 03/15/37	25	36,865
6.50%, 11/15/35	75	113,011
6.95%, 08/15/37	100	153,499
7.05%, 03/15/33	42	63,320
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	111	126,154
4.60%, 08/15/47 (Call 02/15/47)(a)	20	23,884
4.70%, 12/15/42(a)	100	116,557
4.80%, 02/01/35 (Call 08/01/34)(a)	25	30,151
Discovery Communications LLC
4.88%, 04/01/43	75	85,346
4.95%, 05/15/42	40	46,289
5.00%, 09/20/37 (Call 03/20/37)	95	108,446
5.20%, 09/20/47 (Call 03/20/47)	60	71,008
5.30%, 05/15/49 (Call 11/15/48)	86	103,952
6.35%, 06/01/40	60	79,484
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)(a)	75	96,390
5.58%, 01/25/49 (Call 07/25/48)(a)	141	188,351
Grupo Televisa SAB
6.13%, 01/31/46 (Call 06/30/45)	200	270,710
6.63%, 01/15/40	25	34,412
Liberty Interactive LLC, 8.25%, 02/01/30	40	41,118
NBCUniversal Media LLC
4.45%, 01/15/43	50	61,505
5.95%, 04/01/41	125	180,715
Sinclair Television Group Inc., 5.50%, 03/01/30 (Call 12/01/24)(a)(d)	50	49,746
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	56	73,231
5.85%, 04/15/40	70	91,697
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	127	132,460

S c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
5.50%, 09/01/41 (Call 03/01/41)	$115	$132,801
5.88%, 11/15/40 (Call 05/15/40)	65	79,213
6.55%, 05/01/37	155	197,442
6.75%, 06/15/39	35	45,724
7.30%, 07/01/38	130	177,150
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	41	59,702
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	25	26,479
3.70%, 12/01/42	10	11,745
4.13%, 06/01/44	60	75,076
4.38%, 08/16/41	10	12,777
Series B, 7.00%, 03/01/32	31	46,199
Series E, 4.13%, 12/01/41	25	30,970
ViacomCBS Inc.
4.38%, 03/15/43	125	134,097
4.60%, 01/15/45 (Call 07/15/44)	60	66,106
4.85%, 07/01/42 (Call 01/01/42)	54	61,252
4.90%, 08/15/44 (Call 02/15/44)	35	40,826
5.25%, 04/01/44 (Call 10/01/43)	25	29,903
5.85%, 09/01/43 (Call 03/01/43)	85	107,172
5.90%, 10/15/40 (Call 04/15/40)	10	12,616
6.88%, 04/30/36	69	94,558
7.88%, 07/30/30	85	122,198
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	150	152,115
4.75%, 09/15/44 (Call 03/15/44)	50	67,202
4.75%, 11/15/46 (Call 05/15/46)	25	34,033
4.95%, 10/15/45 (Call 04/15/45)	10	13,737
5.40%, 10/01/43	60	86,107
6.15%, 03/01/37	26	38,417
6.15%, 02/15/41	26	39,887
6.20%, 12/15/34	61	90,185
6.40%, 12/15/35	90	135,605
6.65%, 11/15/37	125	192,954
		9,249,992
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	75	88,283
4.38%, 06/15/45 (Call 12/15/44)	35	44,543
		132,826
Mining — 0.9%
Barrick Gold Corp.
5.25%, 04/01/42	127	164,313
6.45%, 10/15/35	40	55,942
Barrick North America Finance LLC
5.70%, 05/30/41	49	67,316
5.75%, 05/01/43	58	79,471
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	50	68,206
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	65	78,274
5.00%, 09/30/43	195	261,916
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42(a)	200	219,432
4.38%, 02/05/49 (Call 08/05/48)(g)	200	226,594
4.50%, 08/01/47 (Call 02/01/47)(g)	200	230,162
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	48,859
5.45%, 03/15/43 (Call 09/15/42)	120	116,512
	Par
Security	(000)	Value

Mining (continued)
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	$70	$80,139
6.90%, 11/15/37(a)	24	30,979
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(g)	200	203,022
Newcrest Finance Pty Ltd., 5.75%, 11/15/41(a).	35	45,493
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	70	87,885
5.45%, 06/09/44 (Call 12/09/43)	35	48,432
5.88%, 04/01/35	50	69,545
6.25%, 10/01/39	75	106,098
Rio Tinto Alcan Inc.
5.75%, 06/01/35	50	68,986
6.13%, 12/15/33	12	17,325
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	70	95,623
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	75	90,592
4.75%, 03/22/42 (Call 09/22/41)	75	97,115
Southern Copper Corp.
5.25%, 11/08/42	105	124,639
5.88%, 04/23/45	178	227,787
6.75%, 04/16/40	10	13,755
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	24,994
5.40%, 02/01/43 (Call 08/01/42)	50	52,710
6.00%, 08/15/40 (Call 02/15/40)	70	76,864
6.13%, 10/01/35	40	47,589
6.25%, 07/15/41 (Call 01/15/41)	31	35,103
		3,261,672
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	45	48,081

Oil & Gas — 4.2%
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	45	41,231
4.75%, 04/15/43 (Call 10/15/42)	169	157,635
5.10%, 09/01/40 (Call 03/01/40)	90	91,790
5.25%, 02/01/42 (Call 08/01/41)	30	32,182
5.35%, 07/01/49 (Call 01/01/49)(d)	25	25,796
Burlington Resources LLC
5.95%, 10/15/36	40	56,136
7.20%, 08/15/31	75	110,441
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	85	101,017
6.25%, 03/15/38	155	205,702
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)	60	64,163
5.40%, 06/15/47 (Call 12/15/46)	60	65,722
6.75%, 11/15/39	100	125,139
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	250,050
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	105	119,151
Conoco Funding Co., 7.25%, 10/15/31	75	110,759
ConocoPhillips
5.90%, 10/15/32	85	114,158
5.90%, 05/15/38	50	68,896
6.50%, 02/01/39	135	200,204
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	74	88,825
5.95%, 03/15/46 (Call 09/15/45)	50	74,637
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	60	52,101

42	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	$64	$66,168
5.00%, 06/15/45 (Call 12/15/44)	75	80,659
5.60%, 07/15/41 (Call 01/15/41)	105	119,244
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	58	23,557
5.70%, 10/15/39	35	15,308
Ecopetrol SA
5.88%, 05/28/45	200	238,734
7.38%, 09/18/43	50	68,648
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	100	119,098
Equinor ASA
3.95%, 05/15/43	100	118,324
4.25%, 11/23/41	115	139,705
4.80%, 11/08/43	75	99,464
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	50	51,605
3.57%, 03/06/45 (Call 09/06/44)	101	113,117
4.11%, 03/01/46 (Call 09/01/45)	200	244,760
Gazprom PJSC Via Gaz Capital SA, 7.29%, 08/16/37(g)	200	277,064
Hess Corp.
5.60%, 02/15/41	75	81,007
5.80%, 04/01/47 (Call 10/01/46)	60	66,472
6.00%, 01/15/40	85	91,335
7.13%, 03/15/33	40	50,405
7.30%, 08/15/31	31	38,985
Husky Energy Inc., 6.80%, 09/15/37	45	58,201
KazMunayGas National Co. JSC, 6.38%, 10/24/48(g)	250	329,370
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	45	50,652
6.60%, 10/01/37	101	124,717
6.80%, 03/15/32	20	25,024
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	40	45,520
4.75%, 09/15/44 (Call 03/15/44)	85	96,727
6.50%, 03/01/41 (Call 09/01/40)	108	151,347
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	35	46,010
Murphy Oil Corp., 5.88%, 12/01/42 (Call 06/01/42)	35	31,238
Nexen Inc.
5.88%, 03/10/35	100	137,866
6.40%, 05/15/37	210	311,331
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	45	48,145
5.05%, 11/15/44 (Call 05/15/44)	110	117,512
5.25%, 11/15/43 (Call 05/15/43)	15	16,135
6.00%, 03/01/41 (Call 09/01/40)	98	115,247
Noble Holding International Ltd.
5.25%, 03/15/42	40	10,643
6.05%, 03/01/41(d)	25	6,952
6.20%, 08/01/40	26	7,217
8.95%, 04/01/45 (Call 10/01/44)	25	8,640
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	110	99,035
4.20%, 03/15/48 (Call 09/15/47)	10	9,299
4.30%, 08/15/39 (Call 02/15/39)	36	34,479
4.40%, 04/15/46 (Call 10/15/45)	124	119,883
4.50%, 07/15/44 (Call 01/15/44)	50	47,904
4.63%, 06/15/45 (Call 12/15/44)	65	62,824
6.20%, 03/15/40	64	74,793
6.45%, 09/15/36	150	177,007
	Par
Security	(000)	Value

Oil & Gas (continued)
6.60%, 03/15/46 (Call 09/15/45)	$80	$96,790
7.50%, 05/01/31	62	81,627
7.88%, 09/15/31	25	33,310
7.95%, 06/15/39	25	35,662
Ovintiv Inc.
6.50%, 08/15/34	54	58,535
6.50%, 02/01/38	35	40,105
6.63%, 08/15/37	40	46,316
7.20%, 11/01/31	26	31,696
7.38%, 11/01/31	45	53,212
8.13%, 09/15/30	65	80,366
Pertamina Persero PT
5.63%, 05/20/43(g)	200	242,280
6.00%, 05/03/42(g)	200	253,040
Petrobras Global Finance BV
5.63%, 05/20/43	100	110,499
6.75%, 01/27/41	100	119,306
6.85%, 06/05/2115	200	236,718
6.88%, 01/20/40	14	16,797
6.90%, 03/19/49	151	181,866
7.25%, 03/17/44	130	160,475
Petroleos del Peru SA, 4.75%, 06/19/32(g)	200	225,074
Petroleos Mexicanos
5.50%, 06/27/44	100	88,063
5.63%, 01/23/46	200	175,800
6.35%, 02/12/48	100	92,922
6.38%, 01/23/45	220	206,892
6.50%, 06/02/41	425	409,738
6.63%, 06/15/35	100	100,317
6.75%, 09/21/47	364	349,287
7.69%, 01/23/50 (Call 07/23/49)(a)	150	155,857
7.69%, 01/23/50 (Call 07/23/49)(g)	500	519,525
Petronas Capital Ltd., 4.50%, 03/18/45(g)	200	257,630
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	124	149,191
4.88%, 11/15/44 (Call 05/15/44)	190	228,785
5.88%, 05/01/42	60	83,641
Pride International LLC, 7.88%, 08/15/40	25	9,283
Saudi Arabian Oil Co.
4.25%, 04/16/39(g)	200	221,712
4.38%, 04/16/49(g)	200	226,140
Shell International Finance BV
3.13%, 11/07/49 (Call 05/07/49)	26	26,759
3.63%, 08/21/42	25	28,062
3.75%, 09/12/46	105	119,584
4.00%, 05/10/46	195	230,166
4.13%, 05/11/35	118	142,831
4.38%, 05/11/45	200	246,666
4.55%, 08/12/43	49	61,173
5.50%, 03/25/40	75	104,641
6.38%, 12/15/38	191	290,425
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(d)(g)	300	379,713
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	75	82,401
5.35%, 07/15/33	10	13,063
5.95%, 12/01/34	50	69,103
6.50%, 06/15/38	120	172,079
6.80%, 05/15/38	90	131,237
6.85%, 06/01/39	25	37,611

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
7.15%, 02/01/32	$26	$37,345
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(g)	200	204,692
Total Capital International SA, 3.46%, 07/12/49 (Call 01/12/49)	100	108,992
Transocean Inc.
6.80%, 03/15/38	65	35,665
7.50%, 04/15/31	40	23,634
9.35%, 12/15/41	25	17,318
Valaris PLC
5.40%, 12/01/42 (Call 06/01/42)(d)	25	8,479
5.75%, 10/01/44 (Call 04/01/44)	50	15,282
5.85%, 01/15/44 (Call 07/15/43)	25	8,556
Valero Energy Corp.
4.90%, 03/15/45	60	68,737
6.63%, 06/15/37	135	182,058
7.50%, 04/15/32	6	8,395
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(d)(g)	50	36,617
		14,892,853
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	75	91,236
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	123	129,855
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	53,701
4.75%, 08/01/43 (Call 02/01/43)	68	73,167
4.85%, 11/15/35 (Call 05/15/35)	91	104,781
5.00%, 11/15/45 (Call 05/15/45)	165	184,740
6.70%, 09/15/38	63	83,658
7.45%, 09/15/39	27	40,105
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	89	84,957
		846,200
Packaging & Containers — 0.1%
Packaging Corp. of America, 4.05%, 12/15/49 (Call 06/15/49)	10	11,490
Sealed Air Corp., 6.88%, 07/15/33(a)	25	29,843
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40).	64	84,856
WRKCo Inc., 4.20%, 06/01/32 (Call 03/01/32)	75	87,005
		213,194
Pharmaceuticals — 3.4%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)(a)	310	343,805
4.25%, 11/21/49 (Call 05/21/49)(a)	400	448,208
4.30%, 05/14/36 (Call 11/14/35)	230	264,176
4.40%, 11/06/42	155	178,732
4.45%, 05/14/46 (Call 11/14/45)	160	184,434
4.50%, 05/14/35 (Call 11/14/34)	125	147,499
4.70%, 05/14/45 (Call 11/14/44)	195	231,247
4.88%, 11/14/48 (Call 05/14/48)	61	75,028
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	10	11,547
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	139	164,983
4.75%, 03/15/45 (Call 09/15/44)	80	97,018
4.85%, 06/15/44 (Call 12/15/43)	83	101,809
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	60	68,123
4.30%, 12/15/47 (Call 06/15/47)	60	67,988
AstraZeneca PLC
4.00%, 09/18/42	71	84,954
4.38%, 11/16/45	53	67,414
4.38%, 08/17/48 (Call 02/17/48)	65	83,458
6.45%, 09/15/37	245	364,364
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Bayer U.S. Finance II LLC
4.20%, 07/15/34 (Call 01/15/34)(a)	$145	$163,891
4.40%, 07/15/44 (Call 01/15/44)(a)	90	98,613
4.63%, 06/25/38 (Call 12/25/37)(a)	85	100,490
4.70%, 07/15/64 (Call 01/15/64)(a)	81	92,705
4.88%, 06/25/48 (Call 12/25/47)(a)	50	60,730
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	61	77,484
4.69%, 12/15/44 (Call 06/15/44)	79	99,124
Bristol-Myers Squibb Co.
3.25%, 08/01/42	110	119,467
4.13%, 06/15/39 (Call 12/15/38)(a)	225	273,721
4.25%, 10/26/49 (Call 04/26/49)(a)	150	192,286
4.35%, 11/15/47 (Call 05/15/47)(a)	250	320,247
4.63%, 05/15/44 (Call 11/15/43)(a)	105	137,709
5.00%, 08/15/45 (Call 02/15/45)(a)	75	102,554
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	96	103,709
4.50%, 11/15/44 (Call 05/15/44)	65	70,200
4.60%, 03/15/43	15	16,269
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)(a)	100	106,865
4.80%, 08/15/38 (Call 02/15/38)	106	127,200
4.80%, 07/15/46 (Call 01/16/46)(a)	105	126,078
4.90%, 12/15/48 (Call 06/15/48)	235	291,170
6.13%, 11/15/41(a)	51	70,958
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	210	247,180
4.88%, 07/20/35 (Call 01/20/35)	115	139,409
5.05%, 03/25/48 (Call 09/25/47)	525	645,256
5.13%, 07/20/45 (Call 01/20/45)	301	366,145
5.30%, 12/05/43 (Call 06/05/43)	122	151,569
6.13%, 09/15/39	35	46,678
Eli Lilly & Co.
3.95%, 03/15/49 (Call 09/15/48)	125	153,016
4.15%, 03/15/59 (Call 09/15/58)	125	156,905
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	93	117,244
5.38%, 04/15/34	65	88,002
6.38%, 05/15/38	161	240,594
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	131	148,994
3.50%, 01/15/48 (Call 07/15/47)	53	63,250
3.55%, 03/01/36 (Call 09/01/35)	140	161,003
3.63%, 03/03/37 (Call 09/03/36)	142	166,231
3.70%, 03/01/46 (Call 09/01/45)	135	163,662
4.38%, 12/05/33 (Call 06/05/33)	69	86,681
4.50%, 09/01/40	50	64,829
4.50%, 12/05/43 (Call 06/05/43)	55	73,217
4.95%, 05/15/33	50	66,505
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	26	31,134
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	85	108,457
5.90%, 11/01/39	25	35,851
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	96	113,382
3.70%, 02/10/45 (Call 08/10/44)	215	255,770
3.90%, 03/07/39 (Call 09/07/38)	10	12,200
4.15%, 05/18/43	125	159,136
6.50%, 12/01/33	65	97,735

44	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	$75	$87,693
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	75	87,765
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	100	103,650
3.70%, 09/21/42	10	12,041
4.00%, 11/20/45 (Call 05/20/45)	85	105,829
4.40%, 05/06/44	167	217,539
Pfizer Inc.
3.90%, 03/15/39 (Call 09/15/38)	10	11,973
4.00%, 12/15/36	150	179,703
4.10%, 09/15/38 (Call 03/15/38)	45	54,726
4.13%, 12/15/46	62	76,796
4.20%, 09/15/48 (Call 03/15/48)	100	126,857
4.30%, 06/15/43	70	88,497
4.40%, 05/15/44	135	172,718
5.60%, 09/15/40	60	86,055
7.20%, 03/15/39	175	290,465
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	9,835
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	165	129,924
Wyeth LLC
5.95%, 04/01/37	150	216,319
6.00%, 02/15/36	10	14,463
6.50%, 02/01/34	71	106,046
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	100	120,013
4.70%, 02/01/43 (Call 08/01/42)	105	138,017
		12,333,216
Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(g)	200	236,020
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	12,113
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	35	29,405
5.85%, 11/15/43 (Call 05/15/43)	25	21,402
Colonial Pipeline Co., 7.63%, 04/15/32(a).	25	37,539
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	50	65,577
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	40	37,595
6.45%, 11/03/36(a)	25	26,065
6.75%, 09/15/37(a)	25	26,453
8.13%, 08/16/30	25	29,826
Enable Midstream Partners LP, 5.00%, 05/15/44
(Call 11/15/43)	65	59,213
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	46	58,086
7.38%, 10/15/45 (Call 04/15/45)	70	111,438
Series B, 7.50%, 04/15/38	25	37,594
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	35	40,731
5.50%, 12/01/46 (Call 05/29/46)	58	77,001
Energy Transfer Operating LP
4.90%, 03/15/35 (Call 09/15/34)	70	76,205
5.00%, 05/15/50 (Call 11/15/49)	75	75,745
5.15%, 03/15/45 (Call 09/15/44)	50	52,426
5.30%, 04/15/47 (Call 10/15/46)	60	62,479
5.95%, 10/01/43 (Call 04/01/43)	60	68,135
6.05%, 06/01/41 (Call 12/01/40)	50	55,661
6.13%, 12/15/45 (Call 06/15/45)	100	115,172
6.25%, 04/15/49 (Call 10/15/48)	25	29,099
6.50%, 02/01/42 (Call 08/01/41)	130	155,596
	Par
Security	(000)	Value

Pipelines (continued)
6.63%, 10/15/36	60	$74,893
7.50%, 07/01/38	25	32,818
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	75	84,484
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	44	32,040
5.45%, 06/01/47 (Call 12/01/46)	40	29,062
5.60%, 04/01/44 (Call 10/01/43)	15	11,453
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	50	53,132
4.25%, 02/15/48 (Call 08/15/47)	10	10,679
4.45%, 02/15/43 (Call 08/15/42)	54	61,165
4.80%, 02/01/49 (Call 08/01/48)	50	57,939
4.85%, 08/15/42 (Call 02/15/42)	233	273,479
4.85%, 03/15/44 (Call 09/15/43)	99	112,758
4.90%, 05/15/46 (Call 11/15/45)	15	17,600
4.95%, 10/15/54 (Call 04/15/54)	30	35,547
5.10%, 02/15/45 (Call 08/15/44)	189	227,796
5.70%, 02/15/42	50	63,866
5.95%, 02/01/41	27	35,717
6.13%, 10/15/39	60	80,144
6.45%, 09/01/40	50	70,465
7.55%, 04/15/38	36	54,120
Series D, 6.88%, 03/01/33	10	14,326
EQM Midstream Partners LP, Series 30Y, 6.50%, 07/15/48 (Call 01/15/48)	25	18,876
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	54,103
5.00%, 08/15/42 (Call 02/15/42)	55	61,486
5.00%, 03/01/43 (Call 09/01/42)	55	61,690
5.40%, 09/01/44 (Call 03/01/44)	50	58,359
5.50%, 03/01/44 (Call 09/01/43)	105	124,819
5.80%, 03/15/35	20	24,914
6.38%, 03/01/41	60	77,955
6.50%, 09/01/39	10	12,865
6.55%, 09/15/40	50	65,699
6.95%, 01/15/38	111	150,690
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	75	85,884
5.20%, 03/01/48 (Call 09/01/47)	70	82,679
5.30%, 12/01/34 (Call 06/01/34)	75	88,726
5.55%, 06/01/45 (Call 12/01/44)	105	124,697
7.75%, 01/15/32	75	109,260
7.80%, 08/01/31	70	99,402
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	60	65,560
4.25%, 09/15/46 (Call 03/15/46)	15	16,497
4.85%, 02/01/49 (Call 08/01/48)	50	60,679
5.15%, 10/15/43 (Call 04/15/43)	65	79,239
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	160	162,714
4.70%, 04/15/48 (Call 10/15/47)	60	61,165
5.20%, 03/01/47 (Call 09/01/46)	50	54,906
5.20%, 12/01/47 (Call 06/01/47)(a)	50	55,574
5.50%, 02/15/49 (Call 08/15/48)	132	151,252
NGPL PipeCo LLC, 7.77%, 12/15/37(a).	60	82,436
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)	60	61,498
5.20%, 07/15/48 (Call 01/15/48)	75	86,377
6.00%, 06/15/35	10	12,798

S c h e d u l e o f I n v e s t m e n t s	45

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	$100	$125,161
6.20%, 09/15/43 (Call 03/15/43)	60	77,704
6.85%, 10/15/37	35	47,279
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	75	89,005
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	60	55,372
4.90%, 02/15/45 (Call 08/15/44)	60	59,392
5.15%, 06/01/42 (Call 12/01/41)	55	54,822
6.65%, 01/15/37	10	11,633
Rockies Express Pipeline LLC, 6.88%, 04/15/40(a)	51	52,402
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	75	87,501
5.95%, 09/25/43 (Call 03/25/43)	20	27,405
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	67,582
5.35%, 05/15/45 (Call 11/15/44)	35	37,519
5.40%, 10/01/47 (Call 04/01/47)	154	162,741
6.10%, 02/15/42	10	12,007
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30 (Call 03/01/25)(a)	65	64,418
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	50	55,446
7.00%, 07/15/32	25	35,001
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	190	221,080
4.75%, 05/15/38 (Call 11/15/37)	25	28,931
4.88%, 05/15/48 (Call 11/15/47)	90	108,929
5.00%, 10/16/43 (Call 04/16/43)	45	53,842
5.10%, 03/15/49 (Call 09/15/48)	71	88,211
5.60%, 03/31/34	50	65,506
6.10%, 06/01/40	28	38,331
6.20%, 10/15/37	12	15,959
7.25%, 08/15/38	95	141,460
7.63%, 01/15/39	84	131,589
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48 (Call 09/15/47)	75	84,124
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	75	69,646
5.30%, 03/01/48 (Call 09/01/47)	36	31,096
5.45%, 04/01/44 (Call 10/01/43)	110	98,752
Williams Companies Inc. (The)
4.85%, 03/01/48 (Call 09/01/47)	75	78,270
4.90%, 01/15/45 (Call 07/15/44)	50	54,097
5.10%, 09/15/45 (Call 03/15/45)	120	134,543
5.40%, 03/04/44 (Call 09/04/43)	10	11,421
5.75%, 06/24/44 (Call 12/24/43)	50	59,375
6.30%, 04/15/40	85	105,612
8.75%, 03/15/32	26	38,118
Series A, 7.50%, 01/15/31	25	33,367
		8,097,507
Private Equity — 0.0%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	50	65,787
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)	10	13,074
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	35	44,376
		123,237
	Par
Security	(000)	Value

Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(g)	$200	$302,320

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	50	55,313
4.00%, 02/01/50 (Call 08/01/49)	50	58,964
4.70%, 07/01/30 (Call 04/01/30)	10	12,148
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	10	12,128
4.15%, 07/01/47 (Call 01/01/47)	10	12,662
4.35%, 04/15/48 (Call 10/15/47)	50	65,630
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	10	11,276
Crown Castle International Corp.
4.75%, 05/15/47 (Call 11/15/46)	76	91,863
5.20%, 02/15/49 (Call 08/15/48)	25	33,421
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	10	12,108
4.50%, 07/01/44 (Call 01/01/44)	50	63,936
4.50%, 06/01/45 (Call 12/01/44)	50	65,380
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	10	12,830
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	90	110,994
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	10	15,296
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	10	10,814
4.25%, 04/01/45 (Call 10/01/44)	90	105,332
4.45%, 09/01/47 (Call 03/01/47)	25	29,476
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	75	100,667
Regency Centers LP, 4.40%, 02/01/47 (Call 08/01/46)	50	62,539
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	70	85,665
4.25%, 11/30/46 (Call 05/30/46)	25	31,009
4.75%, 03/15/42 (Call 09/15/41)	20	25,314
6.75%, 02/01/40 (Call 11/01/39)	91	141,462
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	26	27,640
3.10%, 11/01/34 (Call 08/01/34)	10	10,769
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	40	47,128
5.70%, 09/30/43 (Call 03/30/43)	85	115,918
VICI Properties LP/VICI Note Co. Inc., 4.13%, 08/15/30 (Call 02/15/25)(a)	75	75,106
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)(d)	50	61,275
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	25	32,768
6.50%, 03/15/41 (Call 09/15/40)	50	73,912
Weyerhaeuser Co., 7.38%, 03/15/32	125	181,726
		1,852,469
Retail — 1.5%
Alimentation Couche-Tard Inc., 4.50%, 07/26/47 (Call 01/26/47)(a)	70	79,659
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)(d)	35	25,869
5.17%, 08/01/44 (Call 02/01/44)	65	44,886
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	75	84,437
3.90%, 06/15/47 (Call 12/15/46)	72	85,854
4.20%, 04/01/43 (Call 10/01/42)	40	48,798
4.25%, 04/01/46 (Call 10/01/45)	115	142,951
4.40%, 03/15/45 (Call 09/15/44)	113	143,256

46	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
4.88%, 02/15/44 (Call 08/15/43)	$99	$131,874
5.40%, 09/15/40 (Call 03/15/40)	41	56,944
5.88%, 12/16/36	253	363,814
5.95%, 04/01/41 (Call 10/01/40)	117	172,926
JC Penney Corp. Inc.
6.38%, 10/15/36(d)	10	3,125
7.40%, 04/01/37	25	7,833
7.63%, 03/01/97	25	6,878
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	55	58,757
L Brands Inc.
6.75%, 07/01/36	50	50,615
6.88%, 11/01/35	50	50,907
6.95%, 03/01/33	35	32,269
7.60%, 07/15/37	25	24,986
Lowe's Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	118	125,915
4.05%, 05/03/47 (Call 11/03/46)	150	168,954
4.25%, 09/15/44 (Call 03/15/44)	40	45,776
4.38%, 09/15/45 (Call 03/15/45)	93	108,730
4.65%, 04/15/42 (Call 10/15/41)	80	97,104
5.50%, 10/15/35	20	26,196
Macy's Retail Holdings Inc., 4.50%, 12/15/34 (Call 06/15/34)	7	6,427
McDonald's Corp.
3.63%, 05/01/43	35	37,646
3.63%, 09/01/49 (Call 03/01/49)	95	103,083
3.70%, 02/15/42	40	43,723
4.45%, 03/01/47 (Call 09/01/46)	90	108,092
4.60%, 05/26/45 (Call 11/26/44)	70	86,122
4.70%, 12/09/35 (Call 06/09/35)	84	105,276
4.88%, 07/15/40	25	31,062
4.88%, 12/09/45 (Call 06/09/45)	75	95,424
6.30%, 10/15/37	50	71,296
6.30%, 03/01/38	60	86,349
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	55	55,518
QVC Inc., 5.45%, 08/15/34 (Call 02/15/34)	25	25,033
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	125	134,456
4.30%, 06/15/45 (Call 12/10/44)	10	11,531
4.45%, 08/15/49 (Call 02/15/49)	75	90,747
Target Corp.
3.63%, 04/15/46	129	148,142
3.90%, 11/15/47 (Call 05/15/47)	75	91,392
4.00%, 07/01/42	126	153,682
Walgreen Co., 4.40%, 09/15/42	25	26,031
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	16	17,602
4.65%, 06/01/46 (Call 12/01/45)	100	105,172
4.80%, 11/18/44 (Call 05/18/44)	96	100,769
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)	144	171,890
3.95%, 06/28/38 (Call 12/28/37)	95	115,756
4.00%, 04/11/43 (Call 10/11/42)	58	71,378
4.05%, 06/29/48 (Call 12/29/47)	237	299,665
4.30%, 04/22/44 (Call 10/22/43)	79	100,881
5.00%, 10/25/40	35	49,018
5.25%, 09/01/35	185	258,907
5.63%, 04/01/40	15	22,341
5.63%, 04/15/41	5	7,441
6.20%, 04/15/38	50	76,546
6.50%, 08/15/37	56	87,524
	Par
Security	(000)	Value

Retail (continued)
Yum! Brands Inc.
4.75%, 01/15/30 (Call 10/15/29)(a)	$60	$62,281
6.88%, 11/15/37	50	58,059
		5,305,575
Semiconductors — 0.4%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	40	53,932
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	90	117,419
5.10%, 10/01/35 (Call 04/01/35)	35	47,920
5.85%, 06/15/41	70	103,149
Intel Corp.
3.25%, 11/15/49 (Call 05/15/49)	26	28,429
3.73%, 12/08/47 (Call 06/08/47)	225	262,399
4.00%, 12/15/32	60	72,058
4.10%, 05/19/46 (Call 11/19/45)	76	93,003
4.10%, 05/11/47 (Call 11/11/46)	70	85,942
4.25%, 12/15/42	25	30,995
4.80%, 10/01/41	50	66,443
KLA Corp., 5.00%, 03/15/49 (Call 09/15/48)	25	32,512
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	65	85,387
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	107	128,519
4.65%, 05/20/35 (Call 11/20/34)	105	132,051
4.80%, 05/20/45 (Call 11/20/44)	95	120,381
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	115	145,654
		1,606,193
Software — 1.4%
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	160	191,478
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	116	133,627
3.50%, 02/12/35 (Call 08/12/34)	115	134,045
3.50%, 11/15/42	100	117,353
3.70%, 08/08/46 (Call 02/08/46)	281	341,179
3.75%, 02/12/45 (Call 08/12/44)	135	164,311
3.95%, 08/08/56 (Call 02/08/56)	169	215,835
4.00%, 02/12/55 (Call 08/12/54)	170	216,398
4.10%, 02/06/37 (Call 08/06/36)	175	216,606
4.20%, 11/03/35 (Call 05/03/35)	55	69,302
4.25%, 02/06/47 (Call 08/06/46)	175	230,955
4.45%, 11/03/45 (Call 05/03/45)	177	236,511
4.50%, 10/01/40	30	39,743
4.50%, 02/06/57 (Call 08/06/56)	140	195,525
4.75%, 11/03/55 (Call 05/03/55)	65	93,607
4.88%, 12/15/43 (Call 06/15/43)	65	90,599
5.20%, 06/01/39	30	42,663
5.30%, 02/08/41	142	204,524
MSCI Inc., 3.63%, 09/01/30 (Call 03/01/25)(a)	15	15,026
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	170	189,480
3.80%, 11/15/37 (Call 05/15/37)	123	142,681
3.85%, 07/15/36 (Call 01/15/36)	80	92,244
3.90%, 05/15/35 (Call 11/15/34)	75	88,328
4.00%, 07/15/46 (Call 01/15/46)	209	249,832
4.00%, 11/15/47 (Call 05/15/47)	151	181,883
4.13%, 05/15/45 (Call 11/15/44)	130	157,634
4.30%, 07/08/34 (Call 01/08/34)	110	135,468
4.38%, 05/15/55 (Call 11/15/54)	85	107,794
4.50%, 07/08/44 (Call 01/08/44)	71	89,985
5.38%, 07/15/40	144	197,584

S c h e d u l e o f I n v e s t m e n t s	47

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
6.13%, 07/08/39	$79	$116,810
6.50%, 04/15/38	101	154,253
		4,853,263
Telecommunications — 3.8%
America Movil SAB de CV
6.13%, 11/15/37	25	35,685
6.13%, 03/30/40	274	400,750
6.38%, 03/01/35	40	58,233
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	150	166,532
4.35%, 06/15/45 (Call 12/15/44)	220	244,776
4.50%, 05/15/35 (Call 11/15/34)	210	242,481
4.50%, 03/09/48 (Call 09/09/47)	305	347,547
4.55%, 03/09/49 (Call 09/09/48)	151	173,821
4.65%, 06/01/44 (Call 12/01/43)	75	85,529
4.75%, 05/15/46 (Call 11/15/45)	200	234,368
4.80%, 06/15/44 (Call 12/15/43)	200	234,702
4.85%, 03/01/39 (Call 09/01/38)	115	137,902
4.85%, 07/15/45 (Call 01/15/45)	61	71,962
4.90%, 08/15/37 (Call 02/14/37)	50	59,742
4.90%, 06/15/42	100	118,214
5.15%, 03/15/42	75	91,722
5.15%, 11/15/46 (Call 05/15/46)	115	141,917
5.15%, 02/15/50 (Call 08/14/49)	150	187,458
5.25%, 03/01/37 (Call 09/01/36)	250	308,710
5.30%, 08/15/58 (Call 02/14/58)	25	32,006
5.35%, 09/01/40	155	196,752
5.35%, 12/15/43	70	88,108
5.38%, 10/15/41	10	12,480
5.45%, 03/01/47 (Call 09/01/46)	100	129,170
5.55%, 08/15/41	35	44,307
5.65%, 02/15/47 (Call 08/15/46)	120	158,264
5.70%, 03/01/57 (Call 09/01/56)	115	154,649
6.00%, 08/15/40 (Call 05/15/40)	75	100,098
6.10%, 07/15/40	25	33,754
6.25%, 03/29/41	30	40,806
6.30%, 01/15/38	26	35,400
6.38%, 03/01/41	100	139,506
6.50%, 09/01/37	50	68,449
6.55%, 02/15/39	25	34,841
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	121	146,324
4.46%, 04/01/48 (Call 10/01/47)	80	99,344
British Telecommunications PLC, 9.63%, 12/15/30	200	317,122
CenturyLink Inc.
Series P, 7.60%, 09/15/39	50	53,726
Series U, 7.65%, 03/15/42	25	26,889
Cisco Systems Inc.
5.50%, 01/15/40	140	201,562
5.90%, 02/15/39	185	274,538
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	105	116,079
4.70%, 03/15/37	10	11,525
4.75%, 03/15/42	70	80,954
5.75%, 08/15/40	71	88,108
5.85%, 11/15/68 (Call 05/15/68)	26	32,649
Deutsche Telekom International Finance BV
4.88%, 03/06/42(a)	50	62,863
8.75%, 06/15/30	297	454,365
9.25%, 06/01/32	85	140,746
	Par
Security	(000)	Value

Telecommunications (continued)
Embarq Corp., 8.00%, 06/01/36	102	$108,677
Frontier Communications Corp., 9.00%, 08/15/31	50	24,397
Juniper Networks Inc., 5.95%, 03/15/41	66	82,202
Motorola Solutions Inc., 5.50%, 09/01/44	56	66,161
Nokia OYJ, 6.63%, 05/15/39	25	30,627
Orange SA
5.38%, 01/13/42	64	88,814
5.50%, 02/06/44 (Call 08/06/43)	45	63,688
9.00%, 03/01/31	165	263,909
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	46	50,389
4.30%, 02/15/48 (Call 08/15/47)	60	71,246
4.35%, 05/01/49 (Call 11/01/48)	68	82,201
4.50%, 03/15/43 (Call 09/15/42)	60	71,971
5.00%, 03/15/44 (Call 09/15/43)	120	154,001
5.45%, 10/01/43 (Call 04/01/43)	25	33,650
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	49	55,374
Sprint Capital Corp., 8.75%, 03/15/32	140	194,523
Telecom Italia Capital SA
6.00%, 09/30/34	100	111,970
6.38%, 11/15/33	75	87,034
7.20%, 07/18/36	65	80,544
7.72%, 06/04/38	58	75,430
Telefonica Emisiones SA
4.67%, 03/06/38	25	29,090
4.90%, 03/06/48	150	179,957
5.21%, 03/08/47	200	247,742
5.52%, 03/01/49 (Call 09/01/48)	25	32,470
7.05%, 06/20/36	150	216,100
Telefonica Europe BV, 8.25%, 09/15/30	65	96,370
TELUS Corp., 4.30%, 06/15/49 (Call 12/15/48)	100	121,754
U.S. Cellular Corp., 6.70%, 12/15/33	25	28,358
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	105	120,051
4.13%, 08/15/46	150	181,447
4.27%, 01/15/36	55	65,974
4.40%, 11/01/34 (Call 05/01/34)	175	213,796
4.50%, 08/10/33	126	154,385
4.52%, 09/15/48	332	428,094
4.75%, 11/01/41	112	143,905
4.81%, 03/15/39	100	128,687
4.86%, 08/21/46	325	430,511
5.01%, 04/15/49	269	370,276
5.25%, 03/16/37	210	279,619
5.50%, 03/16/47	105	150,857
6.55%, 09/15/43	132	207,445
Vodafone Group PLC
4.25%, 09/17/50	20	21,951
4.38%, 02/19/43	128	144,160
4.88%, 06/19/49	50	60,026
5.00%, 05/30/38	250	303,272
5.13%, 06/19/59	50	61,795
5.25%, 05/30/48	50	63,046
6.15%, 02/27/37	245	330,079
6.25%, 11/30/32	33	44,811
7.88%, 02/15/30	90	129,564
		13,499,835

48	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	$75	$80,338
6.35%, 03/15/40	30	36,844
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	24,277
6.20%, 10/01/40	25	24,822
		166,281
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50 (Call 08/15/49)	30	33,980
3.90%, 08/01/46 (Call 02/01/46)	65	75,668
4.13%, 06/15/47 (Call 12/15/46)	35	42,452
4.15%, 04/01/45 (Call 10/01/44)	110	131,847
4.15%, 12/15/48 (Call 06/15/48)	60	73,415
4.38%, 09/01/42 (Call 03/01/42)	10	12,299
4.45%, 03/15/43 (Call 09/15/42)	39	48,492
4.55%, 09/01/44 (Call 03/01/44)	90	113,486
4.90%, 04/01/44 (Call 10/01/43)	79	103,930
5.05%, 03/01/41 (Call 09/01/40)	25	32,915
5.15%, 09/01/43 (Call 03/01/43)	125	169,201
5.40%, 06/01/41 (Call 12/01/40)	10	13,402
5.75%, 05/01/40 (Call 11/01/39)	190	270,009
6.15%, 05/01/37	25	36,198
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	25	27,791
3.65%, 02/03/48 (Call 08/03/47)	50	58,549
6.20%, 06/01/36	35	51,634
6.38%, 11/15/37	73	111,970
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	55	70,727
4.80%, 08/01/45 (Call 02/01/45)	25	33,553
5.95%, 05/15/37	26	37,405
6.13%, 09/15/2115 (Call 03/15/2115)	78	125,698
7.13%, 10/15/31	41	60,042
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	20	21,158
3.80%, 11/01/46 (Call 05/01/46)	73	81,722
3.95%, 05/01/50 (Call 11/01/49)	75	87,074
4.10%, 03/15/44 (Call 09/15/43)	53	61,529
4.25%, 11/01/66 (Call 05/01/66)	75	86,260
4.30%, 03/01/48 (Call 09/01/47)	45	54,510
4.40%, 03/01/43 (Call 09/01/42)	26	31,229
4.50%, 08/01/54 (Call 02/01/54)	25	30,534
4.75%, 05/30/42 (Call 11/30/41)	60	75,159
5.50%, 04/15/41 (Call 10/15/40)	25	33,794
6.00%, 10/01/36	56	77,049
6.15%, 05/01/37	15	21,068
6.22%, 04/30/40	40	58,229
FedEx Corp.
3.88%, 08/01/42	15	15,117
3.90%, 02/01/35	101	108,310
4.05%, 02/15/48 (Call 08/15/47)	65	65,902
4.10%, 04/15/43	40	41,136
4.10%, 02/01/45	60	61,198
4.40%, 01/15/47 (Call 07/15/46)	67	70,686
4.55%, 04/01/46 (Call 10/01/45)	96	103,357
4.75%, 11/15/45 (Call 05/15/45)	108	120,825
4.90%, 01/15/34	25	29,889
5.10%, 01/15/44	108	125,038
	Par
Security	(000)	Value

Transportation (continued)
Kansas City Southern
4.20%, 11/15/69 (Call 05/15/69)	$26	$30,410
4.30%, 05/15/43 (Call 11/15/42)	50	59,831
4.70%, 05/01/48 (Call 11/01/47)	50	64,770
4.95%, 08/15/45 (Call 02/15/45)	10	12,955
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(g)	109	128,472
Norfolk Southern Corp.
3.40%, 11/01/49 (Call 05/01/49)	20	21,663
3.94%, 11/01/47 (Call 05/01/47)	84	96,828
3.95%, 10/01/42 (Call 04/01/42)	51	58,819
4.05%, 08/15/52 (Call 02/15/52)	75	89,676
4.10%, 05/15/49 (Call 11/15/48)	80	96,212
4.65%, 01/15/46 (Call 07/15/45)	50	63,563
4.84%, 10/01/41	40	51,018
5.10%, 08/01/2118 (Call 02/01/2118)	50	65,496
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	95	105,667
3.55%, 08/15/39 (Call 02/15/39)	50	55,064
3.60%, 09/15/37 (Call 03/15/37)	26	28,674
3.80%, 10/01/51 (Call 04/01/51)	104	117,508
3.84%, 03/20/60 (Call 09/20/59)(a)	147	164,618
3.88%, 02/01/55 (Call 08/01/54)	30	33,587
4.00%, 04/15/47 (Call 10/15/46)	85	99,096
4.05%, 11/15/45 (Call 05/15/45)	10	11,650
4.05%, 03/01/46 (Call 09/01/45)	30	34,929
4.10%, 09/15/67 (Call 03/15/67)	50	56,257
4.25%, 04/15/43 (Call 10/15/42)	10	11,861
4.30%, 03/01/49 (Call 09/01/48)	50	60,382
4.38%, 09/10/38 (Call 03/10/38)	50	59,703
4.38%, 11/15/65 (Call 05/15/65)	124	145,846
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	45	47,072
3.40%, 09/01/49 (Call 03/01/49)	25	26,327
3.63%, 10/01/42	60	65,228
3.75%, 11/15/47 (Call 05/15/47)	117	130,079
4.88%, 11/15/40 (Call 05/15/40)	85	108,546
6.20%, 01/15/38	101	148,744
XPO CNW Inc., 6.70%, 05/01/34(d)	25	25,750
		5,571,737
Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	15	19,057

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	75	85,299
4.20%, 09/01/48 (Call 03/01/48)	45	55,439
4.30%, 12/01/42 (Call 06/01/42)	25	29,729
4.30%, 09/01/45 (Call 03/01/45)	20	24,526
6.59%, 10/15/37	90	136,513
Essential Utilities Inc., 4.28%, 05/01/49 (Call 11/01/48)	35	43,093
		374,599
Total Corporate Bonds & Notes — 49.9%
(Cost: $157,324,169)		178,624,168

Foreign Government Obligations(h)

Angola — 0.1%
Angolan Government International Bond, 9.38%, 05/08/48(g)	200	204,330

S c h e d u l e o f I n v e s t m e n t s	49

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Argentina — 0.2%
Argentine Republic Government International Bond
3.75%, 12/31/38(f)	$75	$27,199
6.88%, 01/11/48	200	79,036
7.13%, 07/06/36	150	61,158
7.13%, 06/28/2117(d)	190	76,091
7.63%, 04/22/46	150	61,162
8.28%, 12/31/33	210	110,413
Series NY, 3.75%, 12/31/38(d)(f)	400	162,856
Series NY, 8.28%, 12/31/33	225	120,113
		698,028
Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(g)	200	247,138

Bahrain — 0.0%
Bahrain Government International Bond, 6.00%, 09/19/44(g)	200	200,300

Brazil — 0.3%
Brazilian Government International Bond
5.00%, 01/27/45(d)	200	219,338
5.63%, 01/07/41	250	294,052
5.63%, 02/21/47	200	239,054
7.13%, 01/20/37	200	267,754
8.25%, 01/20/34	150	216,521
		1,236,719
Chile — 0.1%
Chile Government International Bond
3.63%, 10/30/42	150	167,320
3.86%, 06/21/47	200	231,326
		398,646
Colombia — 0.3%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	400	483,572
5.63%, 02/26/44 (Call 08/26/43)	200	257,946
6.13%, 01/18/41	200	269,372
7.38%, 09/18/37	100	147,575
		1,158,465
Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(g)	200	204,570

Dominican Republic — 0.2%
Dominican Republic International Bond
6.40%, 06/05/49(g)	150	158,859
6.85%, 01/27/45(g)	200	222,548
7.45%, 04/30/44(g)	200	237,052
		618,459
Ecuador — 0.0%
Ecuador Government International Bond, 9.50%, 03/27/30(g)	200	146,154

Egypt — 0.2%
Egypt Government International Bond
6.88%, 04/30/40(g)	200	194,492
8.50%, 01/31/47(g)	200	215,050
8.70%, 03/01/49(g)	200	215,526
		625,068
El Salvador — 0.1%
El Salvador Government International Bond
7.65%, 06/15/35(g)	150	168,501
8.25%, 04/10/32(g)	60	72,013
		240,514
	Par
Security	(000)	Value

Ghana — 0.2%
Ghana Government International Bond
8.13%, 03/26/32(g)	$400	$407,992
10.75%, 10/14/30(g)	200	253,568
		661,560
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	100	171,245

Indonesia — 0.5%
Indonesia Government International Bond
4.35%, 01/11/48	400	452,340
4.63%, 04/15/43(g)	200	233,924
5.13%, 01/15/45(g)	200	249,318
5.25%, 01/17/42(g)	200	250,960
5.25%, 01/08/47(g)	200	256,358
6.63%, 02/17/37(g)	100	140,660
7.75%, 01/17/38(g)	100	155,390
8.50%, 10/12/35(g)	100	162,615
		1,901,565
Israel — 0.1%
Israel Government AID Bond, 5.50%, 09/18/33	40	58,826
Israel Government International Bond, 4.50%, 01/30/43	200	255,016
State of Israel, 3.38%, 01/15/50	200	218,296
		532,138
Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	200	206,188
5.38%, 06/15/33	76	92,901
		299,089
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 06/30/20)(f)(g)	85	82,863

Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	271,654

Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(g)	200	256,844

Kenya — 0.1%
Kenya Government International Bond, 8.00%, 05/22/32(g)	200	217,072

Lebanon — 0.0%
Lebanon Government International Bond
6.65%, 02/26/30(g)	200	52,966
7.25%, 03/23/37(g)	50	13,027
		65,993
Mexico — 0.6%
Mexico Government International Bond
4.35%, 01/15/47	200	219,516
4.50%, 01/31/50 (Call 07/31/49)	200	226,316
4.60%, 01/23/46	200	226,718
4.75%, 03/08/44	500	578,730
5.55%, 01/21/45	250	321,585
5.75%, 10/12/2110	200	252,028
6.75%, 09/27/34	160	232,873
7.50%, 04/08/33	100	148,204
8.30%, 08/15/31	75	117,715
		2,323,685

50	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Nigeria — 0.2%
Nigeria Government International Bond
7.63%, 11/28/47(g)	$200	$187,198
7.88%, 02/16/32(g)	200	202,138
8.75%, 01/21/31(g)	200	217,484
		606,820
Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(g)	200	187,478
6.75%, 01/17/48(g)	200	189,322
		376,800
Panama — 0.3%
Panama Government International Bond
4.30%, 04/29/53	200	245,204
4.50%, 05/15/47 (Call 11/15/46)	200	249,232
4.50%, 04/16/50 (Call 10/16/49)	200	248,916
6.70%, 01/26/36	200	290,564
		1,033,916
Paraguay — 0.1%
Paraguay Government International Bond, 6.10%, 08/11/44(g)	200	256,832

Peru — 0.2%
Peruvian Government International Bond
2.84%, 06/20/30	100	106,452
5.63%, 11/18/50	150	231,032
6.55%, 03/14/37	100	151,735
8.75%, 11/21/33	77	130,868
		620,087
Philippines — 0.3%
Philippine Government International Bond
3.70%, 02/02/42	200	238,638
3.95%, 01/20/40	300	364,722
6.38%, 01/15/32	165	232,284
6.38%, 10/23/34	100	148,271
7.75%, 01/14/31	100	152,118
		1,136,033
Qatar — 0.5%
Qatar Government International Bond
4.63%, 06/02/46(g)	200	249,626
4.82%, 03/14/49(g)	200	256,254
5.10%, 04/23/48(g)	600	799,230
9.75%, 06/15/30(a)	200	332,704
		1,637,814
Romania — 0.1%
Romanian Government International Bond
5.13%, 06/15/48(g)	100	118,945
6.13%, 01/22/44(g)	100	133,422
		252,367
Russia — 0.4%
Russian Foreign Bond-Eurobond
5.10%, 03/28/35(g)	400	483,336
5.25%, 06/23/47(g)	400	517,308
5.63%, 04/04/42(g)	200	264,104
7.50%, 03/31/30(f)(g)	198	223,341
		1,488,089
Saudi Arabia — 0.5%
Saudi Government International Bond
4.50%, 04/17/30(g)	200	232,906
4.50%, 10/26/46(g)	400	459,872
	Par
Security	(000)	Value

Saudi Arabia (continued)
4.63%, 10/04/47(g)	$217	$253,881
5.00%, 04/17/49(g)	200	247,774
5.25%, 01/16/50(g)	400	514,440
		1,708,873
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(g)	200	210,434

South Africa — 0.2%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	182,986
5.38%, 07/24/44	200	190,628
5.75%, 09/30/49	200	190,930
6.25%, 03/08/41	100	107,091
		671,635
South Korea — 0.1%
Korea International Bond, 3.88%, 09/20/48	200	271,946

Sri Lanka — 0.0%
Sri Lanka Government International Bond, 7.55%, 03/28/30(g)	200	187,694

Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	95	138,662
Inter-American Development Bank
3.20%, 08/07/42	50	62,766
3.88%, 10/28/41	30	41,067
4.38%, 01/24/44	85	126,666
International Bank for Reconstruction & Development, 4.75%, 02/15/35	70	99,633
		468,794
Turkey — 0.3%
Turkey Government International Bond
4.88%, 04/16/43	200	162,026
5.75%, 05/11/47	200	170,826
6.00%, 01/14/41	300	269,091
6.63%, 02/17/45	200	188,590
6.75%, 05/30/40	100	97,392
6.88%, 03/17/36	135	134,195
8.00%, 02/14/34	200	221,712
		1,243,832
Ukraine — 0.1%
Ukraine Government International Bond, 7.38%, 09/25/32(g)	200	215,062

United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
3.13%, 09/30/49(g)	400	407,332
4.13%, 10/11/47(g)	200	241,694
		649,026
Uruguay — 0.2%
Uruguay Government International Bond
4.38%, 01/23/31 (Call 10/23/30)	100	114,999
4.98%, 04/20/55	100	123,966
5.10%, 06/18/50	250	314,888
7.63%, 03/21/36	100	155,078
7.88%, 01/15/33	90	138,345
		847,276

S c h e d u l e o f I n v e s t m e n t s	51

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Venezuela — 0.0%
Venezuela Government International Bond
9.38%, 01/13/34(i)	$70	$10,733
11.95%, 08/05/31(g)(i)	250	37,733
		48,466
Total Foreign Government Obligations — 7.5%
(Cost: $25,176,114)		26,693,895

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	69,625

California — 1.0%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	50	85,863
Series S-3, 6.91%, 10/01/50	175	326,140
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	174,259
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	75,181
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	90,767
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	60	84,558
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	85,256
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	50	73,518
Series A, 6.60%, 07/01/50	100	183,960
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	205,369
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	240,292
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	77,945
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	128,136
State of California GO, 4.60%, 04/01/38 (Call 04/01/28)	100	115,688
State of California GO BAB
7.30%, 10/01/39	185	298,031
7.50%, 04/01/34	120	195,571
7.55%, 04/01/39	200	342,362
7.60%, 11/01/40	305	547,243
7.95%, 03/01/36 (Call 03/01/20)	100	100,515
University of California RB, Series AQ, 4.77%, 05/15/2115	100	150,950
University of California RB BAB, 5.77%, 05/15/43.	50	72,671
		3,654,275
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	33,087

Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57.	75	113,052
Project M, Series 2010-A, 6.66%, 04/01/57	50	77,365
		190,417
	Par
Security	(000)	Value

Illinois — 0.3%
Chicago O'Hare International Airport RB, Series C, 4.57%, 01/01/54	200	$271,386
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	78,669
State of Illinois GO, 5.10%, 06/01/33(d)	550	646,376
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	129,001
		1,125,432
Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	74,544

Massachusetts — 0.1%
Commonwealth of Massachusetts GOL
2.90%, 09/01/49	100	106,965
Series E, 5.46%, 12/01/39	100	138,832
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40.	25	35,722
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	70,615
		352,134
New Jersey — 0.2%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	100	133,200
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	100	168,030
Series F, 7.41%, 01/01/40	150	259,552
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	50	72,656
Series C, 6.10%, 12/15/28 (PR 12/15/20)	75	77,735
		711,173
New York — 0.7%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	142,130
Metropolitan Transportation Authority RB BAB, 7.34%, 11/15/39	150	257,617
New York City Transitional Finance Authority Future Tax
Secured Revenue RB BAB
5.51%, 08/01/37	50	69,891
5.57%, 11/01/38	150	208,776
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	100	149,773
5.72%, 06/15/42	150	234,195
New York State Dormitory Authority RB, Series F, 3.11%, 02/15/39	100	112,416
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39 BAB	100	137,593
New York State Thruway Authority RB, Series M, 3.50%, 01/01/42( 01/01/30)	75	79,982
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	70,801
Port Authority of New York & New Jersey RB
Series 159, 6.04%, 12/01/29	190	257,049
Series 168, 4.93%, 10/01/51	180	264,200
Series 174, 4.46%, 10/01/62	150	208,094
Series 181, 4.96%, 08/01/46	50	71,082
		2,263,599
Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	215,107
Series E, 6.27%, 02/15/50	50	73,995

52	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Ohio (continued)
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111	$75	$114,196
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	139,948
Ohio Water Development Authority Water Pollution Control
Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	30,434
		573,680
Oregon — 0.0%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	50	71,743

Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	61,995
Texas — 0.3%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	50	64,086
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.72%, 02/01/41	25	36,566
5.81%, 02/01/41	50	75,511
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44	50	78,661
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	44,080
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	41,982
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	88,669
State of Texas GO BAB, 5.52%, 04/01/39	100	147,230
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	116,140
Texas Transportation Commission State Highway Fund RB
BAB, Series B, 5.18%, 04/01/30	75	94,927
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	150	203,392
		991,244
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	64,940

Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	70,220

Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	27,522

Total Municipal Debt Obligations — 2.9%
(Cost: $8,737,958)		10,335,630

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.6%
Federal National Mortgage Association, Series 2019-M4, Class A2, 3.61%, 02/25/31	300	348,763
Freddie Mac Multifamily Structured Pass Through Certificates
Series 158, Class A2, 3.90%, 12/25/30(b)	375	450,029
Series K-1512, Class A2, 2.99%, 05/25/31	90	101,177
Series K-1514, Class A2, 2.86%, 10/25/34	1,000	1,113,634
		2,013,603
U.S. Government Agency Obligations — 1.0%
Federal Home Loan Banks, 5.50%, 07/15/36	150	228,794
	Par
Security	(000)	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	$375	$578,070
6.75%, 03/15/31	450	691,942
Federal National Mortgage Association
6.63%, 11/15/30	200	302,072
7.25%, 05/15/30	330	512,962
Tennessee Valley Authority
3.50%, 12/15/42	50	62,563
5.25%, 09/15/39	65	98,093
5.38%, 04/01/56	500	873,215
7.13%, 05/01/30	225	343,303
Series B, 4.70%, 07/15/33	40	54,384
		3,745,398
U.S. Government Obligations — 37.0%
U.S. Treasury Note/Bond
2.00%, 02/15/50	650	701,086
2.25%, 08/15/46	4,710	5,273,728
2.25%, 08/15/49	200	227,031
2.38%, 11/15/49(d)	2,960	3,451,637
2.50%, 02/15/45	6,500	7,577,578
2.50%, 02/15/46	5,275	6,171,750
2.50%, 05/15/46	3,750	4,393,359
2.75%, 08/15/42	1,800	2,181,656
2.75%, 11/15/42	325	393,910
2.75%, 08/15/47	3,550	4,385,359
2.75%, 11/15/47	3,500	4,330,156
2.88%, 05/15/43	3,150	3,897,141
2.88%, 08/15/45	3,975	4,953,223
2.88%, 11/15/46	3,150	3,960,633
2.88%, 05/15/49	1,200	1,535,438
3.00%, 05/15/45	4,075	5,175,887
3.00%, 11/15/45	3,100	3,949,594
3.00%, 02/15/47	4,450	5,731,461
3.00%, 05/15/47	2,740	3,530,747
3.00%, 02/15/48	7,250	9,392,148
3.00%, 08/15/48	3,560	4,631,337
3.00%, 02/15/49	2,055	2,684,986
3.13%, 11/15/41	1,600	2,052,000
3.13%, 08/15/44	2,050	2,648,023
3.13%, 05/15/48	2,885	3,827,133
3.38%, 05/15/44	1,450	1,944,813
3.50%, 02/15/39	790	1,059,094
3.63%, 08/15/43	2,950	4,090,820
3.63%, 02/15/44	2,350	3,266,867
3.75%, 11/15/43	2,300	3,250,906
3.88%, 08/15/40	1,450	2,049,938
4.25%, 05/15/39	1,500	2,202,656
4.25%, 11/15/40	1,000	1,482,500
4.38%, 11/15/39	2,530	3,781,955
4.38%, 05/15/40	1,095	1,643,698
4.50%, 08/15/39	1,825	2,764,590
4.63%, 02/15/40	1,800	2,778,751
4.75%, 02/15/37	475	719,180
4.75%, 02/15/41	2,000	3,155,313
5.00%, 05/15/37	500	778,984
6.25%, 05/15/30(d)	200	298,750
		132,325,816

Total U.S. Government & Agency Obligations — 38.6%
(Cost: $115,220,783)		138,084,817

S c h e d u l e o f I n v e s t m e n t s	53

Schedule of Investments (continued)	iShares® Core 10+ Year USD Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(j)(k)(l)	7,629	$7,628,652

Total Short-Term Investments — 2.2%
(Cost: $7,628,652)		7,628,652

Total Investments in Securities — 101.1%
(Cost: $314,087,676)		361,367,162

Other Assets, Less Liabilities — (1.1)%		(3,759,111)

Net Assets — 100.0%		$357,608,051

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)	All or a portion of this security is on loan.
(e)	Zero-coupon bond.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares						Change in
	Held at		Held at						Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized		Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,140	4,489	7,629	$7,628,652	$39,031	(b)	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$178,624,168	$—	$178,624,168
Foreign Government Obligations	—	26,693,895	—	26,693,895
Municipal Debt Obligations	—	10,335,630	—	10,335,630
U.S. Government & Agency Obligations	—	138,084,817	—	138,084,817
Money Market Funds	7,628,652	—	—	7,628,652
	$7,628,652	$353,738,510	$—	$361,367,162

See notes to financial statements.

54	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities

February 29, 2020

	iShares	iShares
	Core 5-10	Core 10+
	Year USD	Year USD
	Bond ETF	Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$118,409,346	$353,738,510
Affiliated(c)	20,378,422	7,628,652
Cash	27,043	129
Receivables:
Investments sold	1,413,832	1,214,166
Securities lending income — Affiliated	210	1,623
Capital shares sold	5,240	—
Dividends	27,427	1,797
Interest	629,703	2,980,740
Total assets	140,891,223	365,565,617

LIABILITIES
Collateral on securities loaned, at value	294,171	6,064,653
Payables:
Investments purchased	21,741,121	1,876,373
Investment advisory fees	4,121	16,540
Total liabilities	22,039,413	7,957,566

NET ASSETS	$118,851,810	$357,608,051

NET ASSETS CONSIST OF:
Paid-in capital	$114,228,535	$310,568,273
Accumulated earnings	4,623,275	47,039,778
NET ASSETS	$118,851,810	$357,608,051

Shares outstanding	2,300,000	4,850,000
Net asset value	$51.67	$73.73
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Securities loaned, at value	$283,489	$5,994,524
(b) Investments, at cost — Unaffiliated	$114,033,272	$306,459,024
(c) Investments, at cost — Affiliated	$20,371,632	$7,628,652

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	55

Statements of Operations

Year Ended February 29, 2020

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$292,569	$21,718
Interest — Unaffiliated	2,237,976	10,712,767
Securities lending income — Affiliated — net	2,925	17,313
Other income — Unaffiliated	28	15,557
Total investment income	2,533,498	10,767,355

EXPENSES
Investment advisory fees	50,370	179,158
IRS Fees	—	10,800
Total expenses	50,370	189,958
Less:
Investment advisory fees waived	(12,130)	—
Total expenses after fees waived	38,240	189,958
Net investment income	2,495,258	10,577,397

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	561,241	1,129,836
Investments — Affiliated.	(224)	—
In-kind redemptions — Unaffiliated.	—	4,259,858
Net realized gain	561,017	5,389,694
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	4,626,642	57,001,313
Investments — Affiliated	5,130	—
Net change in unrealized appreciation (depreciation)	4,631,772	57,001,313
Net realized and unrealized gain	5,192,789	62,391,007
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,688,047	$72,968,404

See notes to financial statements.

56	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/29/20	Year Ended 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,495,258	$1,594,564	$10,577,397	$8,559,778
Net realized gain (loss)	561,017	(351,125)	5,389,694	(4,531,437)
Net change in unrealized appreciation (depreciation)	4,631,772	698,508	57,001,313	(153,392)
Net increase in net assets resulting from operations	7,688,047	1,941,947	72,968,404	3,874,949

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders.	(2,342,031)	(1,504,671)	(10,383,479)	(8,781,514)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	55,318,607	19,223,456	67,238,098	(39,640,555)

NET ASSETS
Total increase (decrease) in net assets	60,664,623	19,660,732	129,823,023	(44,547,120)
Beginning of year	58,187,187	38,526,455	227,785,028	272,332,148
End of year	$118,851,810	$58,187,187	$357,608,051	$227,785,028

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	57

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Period From 11/01/16 to 02/28/17	(a)

Net asset value, beginning of period	$48.49	$48.16	$49.20	$50.00
Net investment income(b)	1.49	1.54	1.24	0.40
Net realized and unrealized gain (loss)(c)	3.15	0.25	(0.88)		(0.91)
Net increase (decrease) from investment operations	4.64	1.79	0.36		(0.51)

Distributions(d)
From net investment income	(1.46)	(1.46)	(1.35)		(0.29)
Return of capital	—	—	(0.05)	—
Total distributions	(1.46)	(1.46)	(1.40)		(0.29)

Net asset value, end of period	$51.67	$48.49	$48.16	$49.20

Total Return
Based on net asset value	9.72%	3.81%	0.70%	(1.01	)%(e)

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.07%	0.08	%(f)
Total expenses after fees waived	0.05%	0.04%	0.05%	0.06	%(f)
Net investment income	2.97%	3.22%	2.51%	2.53	%(f)

Supplemental Data
Net assets, end of period (000).	$118,852	$58,187	$38,526	$24,602
Portfolio turnover rate(g)(h)	377%	481%	504%	108	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

58	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Year Ended 02/29/20	Year Ended 02/28/19	Year Ended 02/28/18	Year Ended 02/28/17	Year Ended 02/29/16

Net asset value, beginning of year	$59.94	$61.20	$61.86	$60.60	$64.40
Net investment income(a)	2.37	2.39	2.39	2.41	2.44
Net realized and unrealized gain (loss)(b)	13.77	(1.21)	(0.49)	1.27	(3.78)
Net increase (decrease) from investment operations	16.14	1.18	1.90	3.68	(1.34)

Distributions(c)
From net investment income	(2.35)	(2.44)	(2.56)	(2.42)	(2.46)
Total distributions	(2.35)	(2.44)	(2.56)	(2.42)	(2.46)

Net asset value, end of year	$73.73	$59.94	$61.20	$61.86	$60.60

Total Return
Based on net asset value	27.44%	2.04%	3.03%	6.08%	(1.98)%

Ratios to Average Net Assets
Total expenses	0.06%	0.06%	0.07%	0.10%	0.12%
Net investment income	3.54%	4.01%	3.79%	3.81%	4.01%

Supplemental Data
Net assets, end of year (000)	$357,608	$227,785	$272,332	$160,824	$157,560
Portfolio turnover rate(d)	9%	10%	11%	8%	11%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	59

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond(a)	Diversified
Core 10+ Year USD Bond	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
Core 5-10 Year USD Bond	$67,137,795
Core 10+ Year USD Bond	237,443,697

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

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Notes to Financial Statements (continued)

•	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

TBA Roll Transactions: A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N o t e s t o F i n a n c i a l S t a t e m e n t s	61

Notes to Financial Statements (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core 5-10 Year USD Bond
Barclays Bank PLC	$42,625	$42,625		$—	$—
Citadel Clearing LLC	60,625	60,625		—	—
Citigroup Global Markets Inc.	38,251	38,251		—	—
Goldman Sachs & Co.	99,740	99,740		—	—
JPMorgan Securities LLC	36,383	36,383		—	—
RBC Capital Markets LLC	5,865	5,865		—	—
	$283,489	$283,489		$—	$—
Core 10+ Year USD Bond
BofA Securities, Inc..	$129,599	$129,599		$—	$—
Jefferies LLC	45,095	45,095		—	—
JPMorgan Securities LLC	1,422,542	1,422,542		—	—
Morgan Stanley & Co. LLC	3,576,558	3,576,558		—	—
UBS AG	378,688	378,688		—	—
Wells Fargo Securities LLC	442,042	442,042		—	—
	$5,994,524	$5,994,524		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06

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Notes to Financial Statements (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core 5-10 Year USD Bond	$793
Core 10+ Year USD Bond	4,813

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core 10+ Year USD Bond	$—	$203,495	$(19,422)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$337,717,407	$310,433,479	$7,387,722	$5,932,668
Core 10+ Year USD Bond	13,950,016	13,005,812	14,570,506	13,446,183

N o t e s t o F i n a n c i a l S t a t e m e n t s	63

Notes to Financial Statements (continued)

For the year ended February 29, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$27,186,937	$—
Core 10+ Year USD Bond	100,607,934	34,956,489

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

On April 9, 2020, iShares Core 10+ Year USD Bond ETF received permission from the Internal Revenue Service to change its accounting method with respect to the treatment of certain loss transactions for tax purposes. As a result, immaterial adjustments were made to tax cost, tax unrealized and non-expiring capital loss carryforward balances.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Accumulated Earnings
Core 10+ Year USD Bond	$4,246,222	$(4,246,222)

The tax character of distributions paid was as follows:

	Year Ended	Year Ended
iShares ETF	02/29/20	02/28/19
Core 5-10 Year USD Bond
Ordinary income	$2,342,031	$1,504,671
Core 10+ Year USD Bond
Ordinary income	$10,383,479	$8,781,514

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses)	(b)	Total
Core 5-10 Year USD Bond	$254,268	$(2,942)	$4,371,949		$4,623,275
Core 10+ Year USD Bond	932,293	(1,082,989)	47,190,474		47,039,778

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the accrual of income on securities in default, amortization methods for premiums and discounts on fixed income securities, and the classification of investments.

For the year ended February 29, 2020, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
Core 5-10 Year USD Bond	$556,619
Core 10+ Year USD Bond	1,116,035

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Notes to Financial Statements (continued)

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$134,415,819	$4,838,105	$(466,156)	$4,371,949
Core 10+ Year USD Bond	314,176,688	49,183,961	(1,993,487)	47,190,474

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N o t e s t o F i n a n c i a l S t a t e m e n t s	65

Notes to Financial Statements (continued)

Transactions in capital shares were as follows:

	Year Ended 02/29/20		Year Ended 02/28/19
iShares ETF	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	1,100,000	$55,318,607	600,000	$28,736,318
Shares redeemed	—	—	(200,000)	(9,512,862)
Net increase	1,100,000	$55,318,607	400,000	$19,223,456
Core 10+ Year USD Bond
Shares sold	1,550,000	$102,408,529	1,100,000	$65,952,686
Shares redeemed	(500,000)	(35,170,431)	(1,750,000)	(105,593,241)
Net increase(decrease)	1,050,000	$67,238,098	(650,000)	$(39,640,555)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

66	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core 5-10 Year USD Bond ETF and

iShares Core 10+ Year USD Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R e p o r t o f I n d e p e n d e n t R e g i s t e r e d P u b l i c A c c o u n t i n g F i r m	67

Important Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest-Related Dividends
Core 5-10 Year USD Bond	$2,175,394
Core 10+ Year USD Bond	8,036,430

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 29, 2020:

iShares ETF	Federal Obligation Interest
Core 5-10 Year USD Bond	$358,309
Core 10+ Year USD Bond	2,741,120

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

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Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	69

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 5-10 Year USD Bond	$1.462263	$—	$—	$1.462263	100%	—%	—%	100%
Core 10+ Year USD Bond	2.350742	—	—	2.350742	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core 5-10 Year USD Bond ETF

Period Covered: November 03, 2016 through December 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	0.38%
Greater than 0.5% and Less than 1.0%	24	3.02
Greater than 0.0% and Less than 0.5%	692	87.16
At NAV	9	1.13
Less than 0.0% and Greater than –0.5%	66	8.31
	794	100.00%

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Supplemental Information (unaudited) (continued)

iShares Core 10+ Year USD Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	25	1.99
Greater than 0.5% and Less than 1.0%	174	13.83
Greater than 0.0% and Less than 0.5%	807	64.14
At NAV	8	0.64
Less than 0.0% and Greater than –0.5%	239	19.00
Less than –0.5% and Greater than –1.0%	2	0.16
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
	1,258	100.00%

S u p p l e m e n t a l I n f o r m a t i o n	71

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

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Trustee and Officer Information (continued)

Independent Trustees (continued)
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T r u s t e e a n d O f f i c e r I n f o r m a t i o n	73

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

G l o s s a r y of T e r m s U s e d i n t h i s R e p o r t	75

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-203-0220

FEBRUARY 29, 2020

2020 Annual Report

iShares Trust

•	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S bond market posted a strong return during the 12 months ended February 29, 2020 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 11.68% for the reporting period.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, all sectors of the U.S. investment-grade bond market advanced strongly, led by corporate bonds. Amid declining interest rates, demand for investment-grade corporate bonds rose, reducing yields. Bond purchases by the Fed, initiated to stabilize short-term lending markets, also helped drive up bond demand and prices. In response, companies issued debt to take advantage of historically low borrowing costs and meet the rising demand, although issuance slowed substantially near the end of the reporting period.

The U.S. Treasury market also gained strongly, benefiting from international demand, as well as increased purchases by investors seeking lower-risk securities late in the reporting period. While U.S. Treasury yields were low by historical standards, they were higher than many sovereign bonds issued by governments of other developed economies, some of which offered negative yields. The lower-risk profile of Treasuries also helped attract investors concerned about uncertainty surrounding the effect of the coronavirus on the global economy. Strong demand boosted Treasury prices despite robust issuance to support government deficit spending.

Mortgage-backed securities (“MBSs”) posted solid returns, while generally trailing corporate bonds and U.S. Treasuries. While performance of MBSs benefited from falling interest rates, an increase in refinancing activity by homeowners partially offset the gains from more accommodative Fed policy.

Among investment-grade bonds, those in the lower-rated credit categories posted the highest returns, as the difference in yield between these bonds and U.S. Treasuries narrowed. Higher-rated and government-equivalent bonds also posted solid returns.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® Core U.S. Aggregate Bond ETF

Investment Objective

The iShares Core U.S. Aggregate Bond ETF(the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.61%	3.52%	3.85%	11.61%	18.87%	45.85%
Fund Market	11.56	3.47	3.84	11.56	18.61	45.69
Index	11.68	3.58	3.93	11.68	19.21	47.07

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,033.30	$0.25		$1,000.00	$1,024.60	$0.25		0.05%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

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Fund Summary as of February 29, 2020 (continued)	iShares® Core U.S. Aggregate Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
	Percent of
Investment Type	Total Investments	(a)
U. S. Government & Agency Obligations	69.0%
Corporate Bonds & Notes	26.2
Foreign Government Obligations	2.7
Collaterized Mortgage Obligations	1.4
Municipal Debt Obligations	0.7
ALLOCATION BYC REDIT QUALITY
	Percent of
Moody’s Credit Rating*	Total Investments	(a)
Aaa	72.2%
Aa	2.8
A	10.7
Baa	12.8
Ba	0.8
Not Rated	0.7

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	5

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.3%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	$2,360	$2,527,889
Bank
2.85%, 10/17/52	15,310	16,489,493
4.41%, 11/15/61(a)	5,000	5,954,444
Series 2019-BNK16, Class A4, 4.01%, 02/15/52	6,235	7,270,693
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	20,625,065
Barclays Commercial Mortgage Trust, 2.92%, 08/15/52	8,750	9,440,848
BBCMS Mortgage Trust, 2.64%, 02/15/53	24,870	26,364,579
Benchmark Mortgage Trust
1.00%, 05/15/53(a)	10,093	12,081,725
4.23%, 01/15/52	17,000	20,013,420
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	12,134,881
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	8,076,067
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	7,192,955
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	22,860,624
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	22,531,825
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	10,000	10,884,407
Series 2014-GC25, Class AA, 3.37%, 10/10/47	9,385	9,730,499
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	5,649,542
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	11,074	11,435,015
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	19,315,923
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	12,202,263
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	15,610,531
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	23,018,991
Series 2019-GC43, Class A4, 2.95%, 11/10/52	23,330	25,393,742
COMM Mortgage Trust
3.69%, 03/10/47	10,000	10,751,000
Series 2013-CR11, Class A4, 4.26%, 08/10/50	13,802	15,041,230
Series 2013-CR12, Class A4, 4.05%, 10/10/46	8,900	9,650,081
Series 2014-CR16, Class A4, 4.05%, 04/10/47	2,800	3,063,314
Series 2014-CR18, Class AM, 4.10%, 07/15/47	10,000	10,859,189
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	10,527,654
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	12,887	14,002,116
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	12,920	14,019,661
Series 2015-CR22, Class A5, 3.31%, 03/10/48	3,000	3,232,212
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	18,719,535
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,961,457
Series 2015-DC1, Class C, 4.35%, 02/10/48(a)	3,000	3,141,296
Series 2015-LC21, Class A4, 3.71%, 07/10/48	15,500	17,066,574
Series 2015-LC23, Class A2, 3.22%, 10/10/48	18,275	18,399,166
Series 2015-PC1, Class A2, 3.15%, 07/10/50	1,990	1,990,697
Series 2015-PC1, Class A5, 3.90%, 07/10/50	3,650	4,048,323
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,884,386
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	4,444,022
CSAIL Commercial Mortgage Trust
2.97%, 12/15/52	10,000	10,866,456
Series 2015-C2, Class A4, 3.50%, 06/15/57	10,000	10,864,475
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	19,482,919
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,745,855
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	31,088,963
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	1,068,468
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	3,491,010
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
3.67%, 09/10/47	$20,000	$21,189,400
Series 2013-GC12, Class AS, 3.38%, 06/10/46	5,000	5,221,165
Series 2013-GC16, Class A4, 4.27%, 11/10/46	10,000	10,916,674
Series 2014-GC24, Class A5, 3.93%, 09/10/47	6,000	6,579,121
Series 2015-GC32, Class A2, 3.06%, 07/10/48	938	940,156
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	11,057,123
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	14,237,120
Series 2017-GS7, Class A4, 3.43%, 08/10/50	6,000	6,663,335
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	3,448,222
Series 2019-GC38, Class A4, 3.97%, 02/10/52	2,500	2,898,934
JPMBB Commercial Mortgage Securities Trust
3.64%, 11/15/47	16,995	18,507,294
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	7,000	7,656,759
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	9,660	10,605,816
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	4,141,973
JPMorgan Chase Commercial Mortgage Securities
Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47	9,000	9,775,011
Morgan Stanley Bank of America Merrill Lynch Trust 3.46%, 12/15/49	10,040	11,102,734
Series 2013-C09, Class A4, 3.10%, 05/15/46	5,000	5,229,951
Series 2013-C10, Class A5, 4.08%, 07/15/46(a)	1,600	1,728,125
Series 2013-C10, Class AS, 4.22%, 07/15/46(a)	8,166	8,759,542
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	5,388,225
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,850	2,038,454
Series 2015-C24, Class A4, 3.73%, 05/15/48	7,275	8,018,509
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	18,850,217
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	18,048,515
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,874,081
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	13,389,263
Series 2018, Class A3, 4.14%, 10/15/51.	21,700	25,272,941
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	804,463
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	8,561,203
Series 2019-L3, Class AS, 3.49%, 11/15/52	720	787,336
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	20,879,312
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63	19,115	19,911,274
Series 2013-C5, Class A4, 3.18%, 03/10/46	5,500	5,744,833
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	25,059	27,093,424
Series 2014-LC16, Class A5, 3.82%, 08/15/50.	15,200	16,522,032
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	16,475	17,137,577
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	9,213,186
Series 2015-SG1, Class A4, 3.79%, 09/15/48	11,185	12,286,913
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1, 2.30%, 06/15/45	1,118	1,120,163
Series 2012-C07, Class A2, 3.43%, 06/15/45	5,000	5,198,584
Series 2012-C10, Class A3, 2.88%, 12/15/45	27,100	28,007,579
Series 2013-C11, Class A4, 3.04%, 03/15/45	11,671	12,107,823
Series 2013-C14, Class A5, 3.34%, 06/15/46	10,315	10,867,821
		1,031,997,663
Total Collaterized Mortgage Obligations — 1.3%
(Cost: $976,842,313)		1,031,997,663

S c h e d u l e o f I n v e s t m e n t s	7

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.75%, 10/01/21	$2,110	$2,173,110
3.75%, 02/15/23	4,586	4,871,295
4.20%, 04/15/24	1,476	1,608,132
4.65%, 10/01/28 (Call 07/01/28)	201	238,173
5.40%, 10/01/48 (Call 04/01/48)	1,315	1,756,354
Omnicom Group Inc., 2.45%, 04/30/30 (Call 01/30/30)	4,000	4,033,280
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,931	2,115,565
3.63%, 05/01/22	9,508	9,920,837
3.65%, 11/01/24 (Call 08/01/24)	864	927,098
WPP Finance 2010
3.63%, 09/07/22	1,340	1,404,427
3.75%, 09/19/24	4,125	4,423,650
		33,471,921
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	1,188	1,191,932
2.13%, 03/01/22 (Call 02/01/22)	2,415	2,442,362
2.25%, 06/15/26 (Call 03/15/26)	3,509	3,535,844
2.30%, 08/01/21	83	83,964
2.35%, 10/30/21	822	832,530
2.60%, 10/30/25 (Call 07/30/25)	1,675	1,733,457
2.70%, 05/01/22	1,163	1,188,435
2.70%, 02/01/27 (Call 12/01/26)	2,155	2,214,650
2.80%, 03/01/23 (Call 02/01/23)	1,535	1,577,397
2.80%, 03/01/24 (Call 02/01/24)	843	874,781
2.80%, 03/01/27 (Call 12/01/26)	3,558	3,714,801
2.85%, 10/30/24 (Call 07/30/24)	2,741	2,847,378
2.95%, 02/01/30 (Call 11/01/29) (b)	3,640	3,832,556
3.10%, 05/01/26 (Call 03/01/26)	3,195	3,386,668
3.20%, 03/01/29 (Call 12/01/28)	1,575	1,684,557
3.25%, 03/01/28 (Call 12/01/27)	980	1,051,707
3.25%, 02/01/35 (Call 11/01/34)	5,405	5,777,458
3.38%, 06/15/46 (Call 12/15/45)	2,961	3,024,069
3.45%, 11/01/28 (Call 08/01/28)	797	869,272
3.50%, 03/01/39 (Call 09/01/38)	1,014	1,087,951
3.55%, 03/01/38 (Call 09/01/37)	1,625	1,755,829
3.60%, 05/01/34 (Call 02/01/34)	1,750	1,948,432
3.63%, 03/01/48 (Call 09/01/47)	500	527,190
3.65%, 03/01/47 (Call 09/01/46)	1,580	1,681,657
3.75%, 02/01/50 (Call 08/01/49)	3,056	3,372,143
3.83%, 03/01/59 (Call 09/01/58)	511	550,894
3.85%, 11/01/48 (Call 05/01/48)	1,799	2,001,028
3.90%, 05/01/49 (Call 11/01/48)	2,481	2,783,285
3.95%, 08/01/59 (Call 02/01/59)	3,000	3,328,830
5.88%, 02/15/40	565	764,937
6.13%, 02/15/33	318	434,089
6.63%, 02/15/38	465	674,324
6.88%, 03/15/39	1,150	1,697,515
Embraer Netherlands Finance BV
5.05%, 06/15/25	3,375	3,685,837
5.40%, 02/01/27	5,480	6,202,648
Embraer SA, 5.15%, 06/15/22	550	579,056
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	2,055	2,088,887
2.13%, 08/15/26 (Call 05/15/26)	3,282	3,388,796
2.25%, 11/15/22 (Call 08/15/22)	5,508	5,635,455
	Par
Security	(000)	Value

Aerospace & Defense (continued)
2.38%, 11/15/24 (Call 09/15/24)	$326	$337,697
2.63%, 11/15/27 (Call 08/15/27)	1,955	2,067,901
3.00%, 05/11/21	5,875	5,996,671
3.38%, 05/15/23 (Call 04/15/23)	1,815	1,926,749
3.50%, 05/15/25 (Call 03/15/25)	3,790	4,163,883
3.60%, 11/15/42 (Call 05/14/42)	428	518,222
3.75%, 05/15/28 (Call 02/15/28)	3,599	4,084,325
3.88%, 07/15/21 (Call 04/15/21)	2,320	2,386,074
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	2,500	2,714,400
4.70%, 08/15/25 (Call 05/15/25)	233	259,201
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	32	34,025
3.83%, 04/27/25 (Call 01/27/25)	1,397	1,530,791
3.85%, 06/15/23 (Call 05/15/23)(c)	2,948	3,155,009
3.85%, 12/15/26 (Call 09/15/26)(c)	2,324	2,570,553
3.95%, 05/28/24 (Call 02/28/24)(c)	761	827,976
4.40%, 06/15/28 (Call 03/15/28)	3,487	4,056,671
4.40%, 06/15/28 (Call 03/15/28)(c)	2,734	3,182,376
4.85%, 04/27/35 (Call 10/27/34)	1,538	1,963,826
5.05%, 04/27/45 (Call 10/27/44)	2,375	3,119,776
6.15%, 12/15/40	1,045	1,507,402
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	2,269	2,423,315
3.10%, 01/15/23 (Call 11/15/22)	1,341	1,405,583
3.35%, 09/15/21	3,852	3,977,845
3.55%, 01/15/26 (Call 10/15/25)	5,394	5,977,307
3.60%, 03/01/35 (Call 09/01/34)	3,473	4,044,378
3.80%, 03/01/45 (Call 09/01/44)	5,346	6,351,422
4.07%, 12/15/42	5,713	7,036,873
4.09%, 09/15/52 (Call 03/15/52)	2,000	2,534,040
4.50%, 05/15/36 (Call 11/15/35)	1,910	2,390,613
4.70%, 05/15/46 (Call 11/15/45)	4,676	6,357,303
5.72%, 06/01/40	600	870,708
Series B, 6.15%, 09/01/36	1,185	1,726,000
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	4,183	4,307,821
2.93%, 01/15/25 (Call 11/15/24)	5,136	5,446,677
3.20%, 02/01/27 (Call 11/01/26)	7,011	7,511,936
3.25%, 08/01/23	7,902	8,388,447
3.25%, 01/15/28 (Call 10/15/27)	3,595	3,878,933
3.50%, 03/15/21	3,240	3,307,846
3.85%, 04/15/45 (Call 10/15/44)	3,155	3,633,046
4.03%, 10/15/47 (Call 04/15/47)	6,133	7,325,316
4.75%, 06/01/43	2,600	3,340,038
5.05%, 11/15/40	695	901,554
Northrop Grumman Systems Corp., 7.75%, 02/15/31	935	1,418,526
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	3,978	4,089,941
3.15%, 12/15/24 (Call 09/15/24)	1,084	1,170,590
4.20%, 12/15/44 (Call 06/15/44)	760	955,206
4.70%, 12/15/41	1,025	1,358,812
4.88%, 10/15/40	155	210,788
7.20%, 08/15/27	1,765	2,380,561
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	3,634	3,739,858
3.20%, 03/15/24 (Call 01/15/24)	2,685	2,861,190
3.50%, 03/15/27 (Call 12/15/26)	4,757	5,295,207
3.70%, 12/15/23 (Call 09/15/23)	2,108	2,277,357
4.35%, 04/15/47 (Call 10/15/46)	3,105	4,001,941

8	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Aerospace & Defense (continued)
4.80%, 12/15/43 (Call 06/15/43)	$2,918	$3,904,547
United Technologies Corp.
3.13%, 05/04/27 (Call 01/04/27)	3,905	4,211,738
3.65%, 08/16/23 (Call 07/16/23)	4,408	4,756,276
3.75%, 11/01/46 (Call 05/01/46)	4,980	5,825,255
3.95%, 08/16/25 (Call 06/16/25)	1,303	1,458,409
4.05%, 05/04/47 (Call 11/04/46)	3,040	3,706,733
4.13%, 11/16/28 (Call 08/16/28)	6,060	7,107,835
4.15%, 05/15/45 (Call 11/16/44)	7,296	8,968,243
4.45%, 11/16/38 (Call 05/16/38)	2,395	3,012,407
4.50%, 06/01/42	11,028	14,151,130
4.63%, 11/16/48 (Call 05/16/48)	3,185	4,268,983
5.40%, 05/01/35	1,015	1,394,123
5.70%, 04/15/40	7,244	10,521,620
6.05%, 06/01/36	971	1,399,823
6.13%, 07/15/38	7,097	10,521,373
6.70%, 08/01/28	475	638,500
7.50%, 09/15/29	325	475,329
		341,675,431
Agriculture — 0.3%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)	2,697	2,762,375
2.85%, 08/09/22	5,439	5,589,062
2.95%, 05/02/23	488	506,988
3.49%, 02/14/22	742	768,623
3.80%, 02/14/24 (Call 01/14/24)	1,821	1,954,060
3.88%, 09/16/46 (Call 03/16/46)	4,043	3,954,054
4.00%, 01/31/24	5,251	5,672,183
4.25%, 08/09/42	2,201	2,277,155
4.40%, 02/14/26 (Call 12/14/25)	92	102,715
4.50%, 05/02/43	5,036	5,352,966
4.75%, 05/05/21	8,381	8,691,767
4.80%, 02/14/29 (Call 11/14/28)	9,410	10,743,679
5.38%, 01/31/44	7,235	8,549,238
5.80%, 02/14/39 (Call 08/14/38)	6,370	7,833,762
5.95%, 02/14/49 (Call 08/14/48)	6,319	8,032,081
6.20%, 02/14/59 (Call 08/14/58)	560	718,676
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	4,532	4,698,415
3.38%, 03/15/22 (Call 02/15/22)	2,361	2,452,748
3.75%, 09/15/47 (Call 03/15/47)	874	1,026,565
4.02%, 04/16/43	1,087	1,315,705
4.48%, 03/01/21	4,190	4,308,200
4.50%, 03/15/49 (Call 09/15/48)	3,040	4,019,701
4.54%, 03/26/42	1,273	1,643,787
5.38%, 09/15/35	275	370,772
5.77%, 03/01/41(d)	1,498	2,199,648
5.94%, 10/01/32	87	120,520
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)	3,291	3,373,637
2.79%, 09/06/24 (Call 08/06/24)	3,000	3,105,600
3.22%, 08/15/24 (Call 06/15/24)	4,487	4,712,876
3.22%, 09/06/26 (Call 07/06/26)	3,303	3,455,566
3.46%, 09/06/29 (Call 06/06/29)	5,273	5,533,750
3.56%, 08/15/27 (Call 05/15/27)	11,756	12,380,126
4.39%, 08/15/37 (Call 02/15/37)	4,774	5,046,595
4.54%, 08/15/47 (Call 02/15/47)	4,251	4,418,447
4.76%, 09/06/49 (Call 03/06/49)	3,500	3,779,335
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	3,070	3,151,908
	Par
Security	(000)	Value

Agriculture (continued)
3.25%, 08/15/26 (Call 05/15/26)	$4,124	$4,267,969
3.75%, 09/25/27 (Call 06/25/27)	1,720	1,812,330
4.35%, 03/15/24 (Call 02/15/24)	3,845	4,159,521
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	1,937	1,972,021
2.38%, 08/17/22 (Call 07/17/22)	3,689	3,767,428
2.50%, 08/22/22	2,398	2,456,775
2.50%, 11/02/22 (Call 10/02/22)	2,776	2,849,009
2.63%, 02/18/22 (Call 01/18/22)	1,327	1,356,287
2.63%, 03/06/23	723	747,083
2.75%, 02/25/26 (Call 11/25/25)	4,765	5,014,448
2.88%, 05/01/24 (Call 04/01/24)	2,468	2,592,511
2.90%, 11/15/21	2,572	2,627,041
3.13%, 08/17/27 (Call 05/17/27)	1,750	1,880,585
3.13%, 03/02/28 (Call 12/02/27)	998	1,066,094
3.25%, 11/10/24	3,609	3,868,343
3.38%, 08/11/25 (Call 05/11/25)	3,126	3,394,461
3.38%, 08/15/29 (Call 05/15/29)	2,248	2,450,028
3.60%, 11/15/23(b)	1,790	1,923,999
3.88%, 08/21/42	2,358	2,578,473
4.13%, 05/17/21	2,700	2,788,722
4.13%, 03/04/43	3,895	4,423,513
4.25%, 11/10/44	4,749	5,489,986
4.38%, 11/15/41	2,020	2,364,713
4.50%, 03/20/42	2,970	3,443,388
4.88%, 11/15/43	2,510	3,129,066
6.38%, 05/16/38	4,025	5,810,892
Reynolds American Inc.
4.00%, 06/12/22	3,576	3,770,141
4.45%, 06/12/25 (Call 03/12/25)	8,238	9,117,983
4.85%, 09/15/23	621	684,205
5.70%, 08/15/35 (Call 02/15/35)	4,607	5,621,922
5.85%, 08/15/45 (Call 02/12/45)	9,703	11,564,035
6.15%, 09/15/43	1,100	1,363,527
7.25%, 06/15/37	1,880	2,516,624
		257,496,408
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24	1,651	1,743,269
Series 2014-1, Class A, 3.70%, 04/01/28	2,852	3,058,571
Series 2015-1, Class A, 3.38%, 11/01/28	5,359	5,710,858
Series 2015-2, Class AA, 3.60%, 03/22/29	334	359,091
Series 2016-1, Class AA, 3.58%, 07/15/29	596	644,651
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	332	348,290
Series 2017-1, Class AA, 3.65%, 02/15/29	3,688	4,012,673
Series 2017-2, Class AA, 3.35%, 04/15/31	211	225,104
Series 2019-1, Class AA, 3.15%, 08/15/33	781	832,854
Continental Airlines Inc. Pass Through Trust
Series 2007-1, Class A, 5.98%, 10/19/23	32	34,106
Series 2012-1, Class A, 4.15%, 10/11/25	1,700	1,817,594
Series 2012-2, Class A, 4.00%, 04/29/26	225	240,781
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	4,696	4,783,768
3.40%, 04/19/21	1,640	1,669,340
3.63%, 03/15/22 (Call 02/15/22)	3,731	3,832,036
3.75%, 10/28/29 (Call 07/28/29)	2,458	2,480,835
3.80%, 04/19/23 (Call 03/19/23)	3,751	3,938,813
4.38%, 04/19/28 (Call 01/19/28)	1,634	1,732,465
Delta Air Lines Inc. Pass Through Trust
Series 2017-1, Class A, 6.82%, 02/10/24	287	315,428

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Airlines (continued)
Series 2019-1, Class AA, 3.20%, 10/25/25	$719	$758,825
JetBlue 2019-1 Class AA Pass Through Trust, Series AA, 2.75%, 11/15/33(b)	555	580,808
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 08/15/29	3,107	3,220,602
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	5,000	5,043,550
2.75%, 11/16/22 (Call 10/16/22)	1,270	1,303,096
3.00%, 11/15/26 (Call 08/15/26)	2,133	2,218,597
3.45%, 11/16/27 (Call 08/16/27)	1,859	2,017,405
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	1,380	1,483,645
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	130	138,750
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	2,990	3,238,631
Series 2014-2, Class A, 3.75%, 03/03/28	3,221	3,429,142
Series 2016-1, Class AA, 3.10%, 01/07/30	2,502	2,633,289
Series 2016-2, Class AA, 2.88%, 04/07/30	1,073	1,126,670
Series 2018-1, Class AA, 3.50%, 09/01/31	1,916	2,077,124
Series AA, 2.70%, 11/01/33	1,072	1,112,307
		68,162,968
Apparel — 0.0%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,875	1,933,031
2.38%, 11/01/26 (Call 08/01/26)	4,347	4,574,652
3.38%, 11/01/46 (Call 05/01/46)	2,625	3,019,485
3.63%, 05/01/43 (Call 11/01/42)	1,140	1,336,376
3.88%, 11/01/45 (Call 05/01/45)	3,205	3,941,573
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	2,856	3,161,649
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	2,941	3,003,938
4.13%, 07/15/27 (Call 04/15/27)	2,735	2,826,541
4.25%, 04/01/25 (Call 01/01/25)	2,167	2,273,616
VF Corp., 3.50%, 09/01/21 (Call 06/21/21)	1,880	1,932,377
		28,003,238
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.65%, 07/12/21	2,481	2,493,380
1.70%, 09/09/21	3,356	3,373,283
1.95%, 05/10/23	3,920	3,986,248
2.05%, 01/10/23	1,030	1,046,480
2.15%, 09/10/24	1,369	1,399,036
2.20%, 06/27/22	1,908	1,946,580
2.30%, 09/09/26	1,405	1,459,374
2.35%, 01/08/27	2,850	2,938,265
2.40%, 06/27/24	4,359	4,507,642
2.60%, 11/16/22	1,950	2,015,228
2.90%, 02/16/24	2,143	2,249,464
3.38%, 12/10/21	2,233	2,314,839
3.45%, 07/14/23	1,890	2,013,833
3.50%, 02/15/28	2,205	2,464,242
3.55%, 01/12/24	3,149	3,381,585
3.63%, 10/10/23	2,428	2,617,991
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,073	2,224,889
4.88%, 10/01/43 (Call 04/01/43)	700	940,422
Daimler Finance North America LLC, 8.50%, 01/18/31	5,196	7,920,263
	Par
Security	(000)	Value

Auto Manufacturers (continued)
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	$4,378	$4,428,084
4.75%, 01/15/43	5,745	4,976,032
5.29%, 12/08/46 (Call 06/08/46)	4,082	3,738,010
6.38%, 02/01/29	900	947,799
6.63%, 10/01/28	1,933	2,173,291
7.40%, 11/01/46	1,790	2,085,099
7.45%, 07/16/31	4,631	5,194,871
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)	3,668	3,676,106
3.09%, 01/09/23	4,664	4,679,345
3.10%, 05/04/23	2,125	2,120,580
3.22%, 01/09/22	3,949	3,978,341
3.34%, 03/18/21	6,722	6,781,490
3.34%, 03/28/22 (Call 02/28/22)	4,598	4,644,808
3.35%, 11/01/22	3,488	3,526,787
3.47%, 04/05/21	950	962,360
3.55%, 10/07/22	387	395,293
3.66%, 09/08/24	5,445	5,425,344
3.81%, 10/12/21	1,698	1,728,445
3.81%, 01/09/24 (Call 11/09/23)	3,661	3,711,266
3.82%, 11/02/27 (Call 08/02/27)	3,521	3,340,302
4.06%, 11/01/24 (Call 10/01/24)	25	25,312
4.13%, 08/04/25	3,788	3,827,054
4.14%, 02/15/23 (Call 01/15/23)	251	258,128
4.25%, 09/20/22	4,458	4,581,041
4.27%, 01/09/27 (Call 11/09/26)	3,250	3,208,107
4.38%, 08/06/23	1,762	1,826,718
4.39%, 01/08/26	4,691	4,704,229
4.54%, 08/01/26 (Call 06/01/26)	3,766	3,813,301
4.69%, 06/09/25 (Call 04/09/25)	2,085	2,160,018
5.11%, 05/03/29 (Call 02/03/29)	3,598	3,621,855
5.58%, 03/18/24 (Call 02/18/24)	4,498	4,826,129
5.60%, 01/07/22	495	520,478
5.88%, 08/02/21	6,424	6,708,262
General Motors Co.
4.00%, 04/01/25	1,200	1,273,860
4.20%, 10/01/27 (Call 07/01/27)	1,475	1,558,220
4.88%, 10/02/23	5,616	6,104,760
5.00%, 10/01/28 (Call 07/01/28)	2,228	2,434,981
5.00%, 04/01/35	2,356	2,523,771
5.15%, 04/01/38 (Call 10/01/37)	2,392	2,477,299
5.20%, 04/01/45	4,948	4,899,905
5.40%, 04/01/48 (Call 10/01/47)	2,388	2,434,733
5.95%, 04/01/49 (Call 10/01/48)	1,322	1,454,160
6.25%, 10/02/43	4,797	5,376,717
6.60%, 04/01/36 (Call 10/01/35)	4,177	5,040,971
6.75%, 04/01/46 (Call 10/01/45)	3,885	4,579,366
General Motors Financial Co. Inc.
2.90%, 02/26/25 (Call 01/26/25)	4,200	4,247,712
3.15%, 06/30/22 (Call 05/30/22)	5,076	5,183,053
3.20%, 07/06/21 (Call 06/06/21)	377	383,122
3.25%, 01/05/23 (Call 12/05/22)	3,023	3,107,735
3.45%, 01/14/22 (Call 12/14/21)	7,611	7,799,753
3.45%, 04/10/22 (Call 02/10/22)	6,071	6,227,510
3.50%, 11/07/24 (Call 09/07/24)	4,070	4,221,485
3.55%, 04/09/21	300	304,878
3.55%, 07/08/22	7,029	7,277,686
3.70%, 05/09/23 (Call 03/09/23)	5,098	5,305,183
3.85%, 01/05/28 (Call 10/05/27)	2,637	2,711,653

10	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.95%, 04/13/24 (Call 02/13/24)	$2,649	$2,791,251
4.00%, 01/15/25 (Call 10/15/24)	5,444	5,763,182
4.00%, 10/06/26 (Call 07/06/26)	2,236	2,314,461
4.15%, 06/19/23 (Call 05/19/23)	1,699	1,793,278
4.20%, 03/01/21 (Call 02/01/21)	2,909	2,954,380
4.20%, 11/06/21	1,487	1,536,666
4.25%, 05/15/23	130	137,645
4.30%, 07/13/25 (Call 04/13/25)	4,090	4,365,421
4.35%, 04/09/25 (Call 02/09/25)	1,125	1,208,363
4.35%, 01/17/27 (Call 10/17/26)	4,465	4,750,269
4.38%, 09/25/21	2,920	3,024,945
5.10%, 01/17/24 (Call 12/17/23)	2,599	2,837,822
5.25%, 03/01/26 (Call 12/01/25)	5,668	6,336,994
5.65%, 01/17/29 (Call 10/17/28)	1,948	2,227,830
PACCAR Financial Corp.
1.80%, 02/06/25	400	407,480
1.90%, 02/07/23	720	733,514
2.00%, 09/26/22	376	383,219
2.15%, 08/15/24	1,048	1,077,124
2.30%, 08/10/22	1,500	1,537,290
2.65%, 05/10/22	1,085	1,117,094
2.80%, 03/01/21	1,405	1,422,605
2.85%, 03/01/22	680	702,365
3.10%, 05/10/21	916	936,573
3.15%, 08/09/21	1,229	1,262,662
3.40%, 08/09/23	650	692,166
Toyota Motor Corp.
2.16%, 07/02/22	2,210	2,256,123
2.36%, 07/02/24	2,017	2,093,545
2.76%, 07/02/29	927	996,618
3.18%, 07/20/21	1,619	1,656,091
3.42%, 07/20/23	3,128	3,331,226
3.67%, 07/20/28	924	1,058,359
Toyota Motor Credit Corp.
1.80%, 10/07/21	1,343	1,353,355
1.90%, 04/08/21	1,735	1,746,711
2.00%, 10/07/24	1,211	1,238,453
2.15%, 09/08/22	2,767	2,822,174
2.25%, 10/18/23	2,340	2,404,631
2.60%, 01/11/22	3,283	3,364,944
2.63%, 01/10/23	6,035	6,265,658
2.65%, 04/12/22	5,558	5,711,512
2.70%, 01/11/23	645	670,748
2.75%, 05/17/21	739	752,021
2.80%, 07/13/22	685	708,160
2.90%, 04/17/24	842	888,782
2.95%, 04/13/21	2,510	2,555,105
3.05%, 01/11/28	1,081	1,180,247
3.20%, 01/11/27	2,225	2,426,674
3.30%, 01/12/22	3,725	3,847,217
3.35%, 01/08/24	2,608	2,798,175
3.40%, 09/15/21	3,597	3,709,118
3.40%, 04/14/25	3,240	3,528,392
3.45%, 09/20/23	3,802	4,077,645
3.65%, 01/08/29	3,240	3,708,763
		366,280,888
Auto Parts & Equipment — 0.0%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	3,172	3,428,044
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	1,357	1,485,888
	Par
Security	(000)	Value

Auto Parts & Equipment (continued)
4.35%, 03/15/29 (Call 12/15/28)	$715	$817,274
4.40%, 10/01/46 (Call 04/01/46)	998	1,057,940
5.40%, 03/15/49 (Call 09/15/48)	1,457	1,752,450
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	1,655	1,814,741
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	300	330,777
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	2,560	2,670,771
4.25%, 05/15/29 (Call 02/15/29)	1,990	2,139,051
5.25%, 01/15/25 (Call 01/15/21)	2,035	2,090,209
5.25%, 05/15/49 (Call 11/15/48)	2,134	2,243,986
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	1,545	1,673,606
4.15%, 10/01/25 (Call 07/01/25)	1,365	1,479,087
		22,983,824
Banks — 5.6%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,360	1,391,090
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21.	2,000	2,047,780
Australia & New Zealand Banking Group Ltd./New
York NY
2.05%, 11/21/22	4,035	4,107,711
2.30%, 06/01/21	3,540	3,584,002
2.55%, 11/23/21	3,025	3,080,660
2.63%, 05/19/22	4,635	4,768,024
2.63%, 11/09/22	615	635,258
3.70%, 11/16/25	3,025	3,365,222
Banco Santander SA
2.71%, 06/27/24	5,320	5,523,756
3.13%, 02/23/23	5,197	5,388,509
3.31%, 06/27/29	2,929	3,155,763
3.50%, 04/11/22	4,406	4,569,022
3.80%, 02/23/28	4,586	4,933,619
3.85%, 04/12/23	1,615	1,711,367
4.25%, 04/11/27	5,041	5,629,537
4.38%, 04/12/28	1,799	2,037,098
5.18%, 11/19/25	5,400	6,150,870
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	1,000	1,001,540
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)	50	50,792
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(a)	5,000	5,035,250
2.46%, 10/22/25 (Call 10/22/24)(a)	8,263	8,508,990
2.50%, 10/21/22 (Call 10/21/21)	6,978	7,092,928
2.50%, 02/13/31 (Call 02/13/30)(a)	10,000	10,152,500
2.63%, 04/19/21	3,143	3,185,525
2.82%, 07/21/23 (Call 07/21/22)(a)	5,786	5,949,744
2.88%, 04/24/23 (Call 04/24/22)(a)	5,324	5,467,109
2.88%, 10/22/30 (Call 10/22/29)(a)	5,745	6,010,879
3.00%, 12/20/23 (Call 12/20/22)(a)	21,209	21,977,614
3.09%, 10/01/25 (Call 10/01/24)(a)	2,542	2,685,623
3.12%, 01/20/23 (Call 01/20/22)(a)	7,423	7,622,604
3.19%, 07/23/30 (Call 07/23/29)(a)	8,391	9,007,906
3.25%, 10/21/27 (Call 10/21/26)	10,540	11,308,893
3.30%, 01/11/23	17,287	18,156,536
3.37%, 01/23/26 (Call 01/23/25)(a)	3,016	3,226,426
3.42%, 12/20/28 (Call 12/20/27)(a)	18,916	20,419,822
3.46%, 03/15/25 (Call 03/15/24)(a)	4,770	5,079,621
3.50%, 05/17/22 (Call 05/17/21)(a)	1,359	1,391,426
3.50%, 04/19/26	8,231	8,994,919

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.55%, 03/05/24 (Call 03/05/23)(a)	$2,846	$2,999,257
3.56%, 04/23/27 (Call 04/23/26)(a)	10,168	11,064,614
3.59%, 07/21/28 (Call 07/21/27)(a)	7,009	7,674,224
3.71%, 04/24/28 (Call 04/24/27)(a)	7,393	8,125,129
3.82%, 01/20/28 (Call 01/20/27)(a)	8,191	9,061,785
3.86%, 07/23/24 (Call 07/23/23)(a)	5,849	6,251,177
3.88%, 08/01/25	12,355	13,662,777
3.95%, 01/23/49 (Call 01/23/48)(a)	1,234	1,475,926
3.97%, 03/05/29 (Call 03/05/28)(a)	10,342	11,645,506
3.97%, 02/07/30 (Call 02/07/29)(a)	6,306	7,141,293
4.00%, 04/01/24	4,999	5,447,010
4.00%, 01/22/25	6,003	6,544,230
4.08%, 04/23/40 (Call 04/23/39)(a)	6,991	8,306,217
4.10%, 07/24/23	2,224	2,411,639
4.13%, 01/22/24	14,246	15,548,227
4.20%, 08/26/24	13,733	15,082,679
4.24%, 04/24/38 (Call 04/24/37)(a)	4,873	5,875,863
4.25%, 10/22/26	8,321	9,231,317
4.27%, 07/23/29 (Call 07/23/28)(a)	8,879	10,231,627
4.33%, 03/15/50 (Call 03/15/49)(a)	4,436	5,652,617
4.44%, 01/20/48 (Call 01/20/47)(a)	8,587	10,981,227
4.45%, 03/03/26	5,503	6,202,321
4.88%, 04/01/44	3,785	5,100,477
5.00%, 05/13/21	1,280	1,333,709
5.00%, 01/21/44	6,618	8,952,102
5.70%, 01/24/22	6,245	6,748,971
5.88%, 02/07/42	4,235	6,273,814
6.11%, 01/29/37	4,703	6,593,559
6.22%, 09/15/26	1,203	1,459,456
7.75%, 05/14/38	5,559	9,094,802
Series L, 3.95%, 04/21/25	7,634	8,319,839
Series L, 4.18%, 11/25/27 (Call 11/25/26)	6,829	7,597,536
Series L, 4.75%, 04/21/45	1,304	1,712,295
Bank of America N.A.
3.34%, 01/25/23 (Call 01/25/22)(a)	1,416	1,465,418
6.00%, 10/15/36	5,991	8,310,895
Bank of Montreal
1.90%, 08/27/21	8,300	8,358,681
2.05%, 11/01/22	1,362	1,385,740
2.35%, 09/11/22	7,390	7,556,053
2.50%, 06/28/24	4,036	4,187,633
2.55%, 11/06/22 (Call 10/06/22)	4,497	4,642,208
2.90%, 03/26/22	5,608	5,769,903
3.80%, 12/15/32 (Call 12/15/27)(a)	4,224	4,608,004
4.34%, 10/05/28 (Call 10/05/23)(a)	1,066	1,146,003
Series D, 3.10%, 04/13/21	5,211	5,310,478
Series E, 3.30%, 02/05/24	4,341	4,615,872
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 12/27/22)	1,902	1,926,498
1.95%, 08/23/22	335	340,059
2.05%, 05/03/21 (Call 04/03/21)	2,591	2,609,733
2.10%, 10/24/24	1,591	1,629,041
2.20%, 08/16/23 (Call 06/16/23)	4,191	4,295,817
2.45%, 08/17/26 (Call 05/17/26)	3,259	3,418,887
2.50%, 04/15/21 (Call 03/15/21)	4,047	4,097,264
2.60%, 02/07/22 (Call 01/07/22)	3,374	3,448,734
2.66%, 05/16/23 (Call 05/16/22)(a)	4,413	4,528,841
2.80%, 05/04/26 (Call 02/04/26)	2,721	2,888,532
2.95%, 01/29/23 (Call 12/29/22)	3,877	4,030,878
3.00%, 10/30/28 (Call 07/30/28)	3,036	3,269,256
	Par
Security	(000)	Value

Banks (continued)
3.25%, 09/11/24 (Call 08/11/24)	$1,376	$1,479,324
3.25%, 05/16/27 (Call 02/16/27)	2,728	2,964,818
3.30%, 08/23/29 (Call 05/23/29)	3,708	4,062,596
3.40%, 05/15/24 (Call 04/15/24)	3,476	3,740,141
3.40%, 01/29/28 (Call 10/29/27)	2,556	2,820,674
3.44%, 02/07/28 (Call 02/07/27)(a)	1,851	2,034,582
3.45%, 08/11/23	3,355	3,591,494
3.50%, 04/28/23	2,009	2,128,475
3.55%, 09/23/21 (Call 08/23/21)	2,335	2,411,892
3.85%, 04/28/28	1,084	1,249,917
3.95%, 11/18/25 (Call 10/18/25)	3,443	3,882,017
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	3,073	3,328,305
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,811	1,924,423
Bank of Nova Scotia (The)
1.85%, 04/14/20	25	25,003
2.00%, 11/15/22	575	582,389
2.20%, 02/03/25	162	165,494
2.38%, 01/18/23	1,503	1,541,612
2.45%, 03/22/21	6,448	6,512,287
2.45%, 09/19/22	5,040	5,188,831
2.70%, 03/07/22	8,227	8,432,181
2.70%, 08/03/26	3,334	3,512,969
2.80%, 07/21/21	2,514	2,569,057
3.13%, 04/20/21	5,581	5,702,722
3.40%, 02/11/24	9,374	9,965,031
4.50%, 12/16/25	3,874	4,378,317
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	541	608,474
Barclays Bank PLC, 3.75%, 05/15/24	300	324,375
Barclays PLC
3.20%, 08/10/21	2,496	2,545,096
3.65%, 03/16/25	7,755	8,248,993
3.68%, 01/10/23 (Call 01/10/22)	4,487	4,631,302
3.93%, 05/07/25 (Call 05/07/24)(a)	4,435	4,719,017
4.34%, 05/16/24 (Call 05/16/23)(a)	4,080	4,350,096
4.34%, 01/10/28 (Call 01/10/27)	5,125	5,631,196
4.38%, 09/11/24	5,000	5,327,700
4.38%, 01/12/26	10,971	12,189,549
4.61%, 02/15/23 (Call 02/15/22)(a)	4,373	4,596,242
4.84%, 05/09/28 (Call 05/07/27)	3,000	3,307,470
4.95%, 01/10/47	4,515	5,618,421
4.97%, 05/16/29 (Call 05/16/28)(a)	3,770	4,355,707
5.09%, 06/20/30 (Call 06/20/29)(a)	2,000	2,264,100
5.20%, 05/12/26	4,000	4,475,800
5.25%, 08/17/45	4,245	5,430,756
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	3,787	3,844,146
2.88%, 06/29/22 (Call 05/29/22)	2,195	2,254,770
3.50%, 06/11/21 (Call 05/11/21)	2,374	2,430,216
3.88%, 04/10/25 (Call 03/10/25)	2,919	3,158,183
BNP Paribas SA
3.25%, 03/03/23	3,154	3,317,156
4.25%, 10/15/24	3,541	3,845,384
BPCE SA
2.75%, 12/02/21	5,040	5,161,111
3.38%, 12/02/26	2,791	3,025,723
4.00%, 04/15/24	2,585	2,819,899
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	3,638	3,729,605
2.61%, 07/22/23 (Call 07/22/22)(a)	3,772	3,848,383
3.10%, 04/02/24	4,347	4,587,606

12	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.50%, 09/13/23	$3,256	$3,490,660
Capital One N.A.
2.15%, 09/06/22 (Call 05/06/22)	1,742	1,766,945
2.25%, 09/13/21 (Call 08/13/21)	6,779	6,841,977
2.65%, 08/08/22 (Call 07/08/22)	2,553	2,617,208
2.95%, 07/23/21 (Call 06/23/21)	2,247	2,290,053
Citibank N.A.
2.84%, 05/20/22 (Call 04/20/22)(a)	9,634	9,773,789
3.40%, 07/23/21 (Call 06/23/21)	2,573	2,633,157
3.65%, 01/23/24 (Call 12/23/23)	5,486	5,900,961
Citigroup Inc.
2.31%, 11/04/22 (Call 11/04/21)(a)	4,127	4,174,667
2.35%, 08/02/21	6,357	6,437,098
2.67%, 01/29/31 (Call 01/29/30)(a)	9,050	9,296,522
2.70%, 03/30/21	8,392	8,489,263
2.70%, 10/27/22 (Call 09/27/22)	3,412	3,510,880
2.75%, 04/25/22 (Call 03/25/22)	7,453	7,639,176
2.88%, 07/24/23 (Call 07/24/22)(a)	8,741	8,981,115
2.90%, 12/08/21 (Call 11/08/21)	9,508	9,726,304
2.98%, 11/05/30 (Call 11/05/29)(a)	1,714	1,801,380
3.14%, 01/24/23 (Call 01/24/22)(a)	6,930	7,123,763
3.20%, 10/21/26 (Call 07/21/26)	8,462	9,025,908
3.30%, 04/27/25	4,073	4,371,307
3.35%, 04/24/25 (Call 04/24/24)(a)	8,998	9,525,733
3.38%, 03/01/23	1,920	2,024,832
3.40%, 05/01/26	5,890	6,381,108
3.50%, 05/15/23	4,525	4,774,780
3.52%, 10/27/28 (Call 10/27/27)(a)	8,927	9,719,450
3.67%, 07/24/28 (Call 07/24/27)(a)	4,630	5,086,981
3.70%, 01/12/26	6,274	6,899,706
3.75%, 06/16/24	3,639	3,929,429
3.88%, 10/25/23	4,966	5,360,896
3.88%, 03/26/25	3,293	3,576,791
3.88%, 01/24/39 (Call 01/22/38)(a)	4,699	5,442,006
3.89%, 01/10/28 (Call 01/10/27)(a)	7,836	8,676,803
3.98%, 03/20/30 (Call 03/20/29)(a)	11,411	12,943,726
4.00%, 08/05/24	3,038	3,297,567
4.04%, 06/01/24 (Call 06/01/23)(a)	4,289	4,594,677
4.05%, 07/30/22	3,041	3,216,496
4.08%, 04/23/29 (Call 04/23/28)(a)	6,898	7,821,780
4.13%, 07/25/28	4,801	5,350,378
4.28%, 04/24/48 (Call 10/24/47)(a)	4,610	5,765,358
4.30%, 11/20/26	4,324	4,805,175
4.40%, 06/10/25	8,787	9,765,345
4.45%, 09/29/27	13,301	15,005,523
4.50%, 01/14/22	3,668	3,869,630
4.60%, 03/09/26	5,014	5,703,726
4.65%, 07/30/45	3,617	4,744,021
4.65%, 07/23/48 (Call 06/23/48)	3,356	4,437,639
4.75%, 05/18/46	7,374	9,295,222
5.30%, 05/06/44	3,670	4,977,621
5.50%, 09/13/25	5,650	6,631,461
5.88%, 02/22/33	898	1,200,087
5.88%, 01/30/42	3,574	5,249,455
6.00%, 10/31/33	2,434	3,326,377
6.13%, 08/25/36	808	1,112,947
6.63%, 01/15/28	275	362,805
6.63%, 06/15/32	1,966	2,733,231
6.68%, 09/13/43	3,687	5,696,562
8.13%, 07/15/39	5,659	9,866,070
	Par
Security	(000)	Value

Banks (continued)
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	$3,480	$3,526,388
2.65%, 05/26/22 (Call 04/26/22)	2,835	2,899,128
3.25%, 02/14/22 (Call 01/14/22)	571	589,449
3.70%, 03/29/23 (Call 02/28/23)	1,655	1,765,157
3.75%, 02/18/26 (Call 11/18/25)	1,164	1,287,885
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	2,181	2,204,686
2.50%, 02/06/30 (Call 12/06/29)	2,550	2,585,776
2.85%, 07/27/26 (Call 04/25/26)	2,265	2,375,124
4.30%, 12/03/25 (Call 11/03/25)	1,764	1,973,793
Comerica Bank
2.50%, 07/23/24	1,726	1,793,452
4.00%, 07/27/25	500	553,780
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	3,443	3,687,728
4.00%, 02/01/29 (Call 10/31/28)	3,259	3,702,420
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21.	3,640	3,685,646
Cooperatieve Rabobank UA
3.75%, 07/21/26	5,426	5,867,188
3.88%, 02/08/22	7,479	7,830,139
3.95%, 11/09/22	9,441	9,974,322
4.38%, 08/04/25	4,168	4,614,101
4.63%, 12/01/23	8,532	9,306,876
5.25%, 05/24/41	6,171	8,864,395
5.25%, 08/04/45	3,800	5,112,444
5.75%, 12/01/43	3,730	5,265,753
Cooperatieve Rabobank UA/NY
2.75%, 01/10/22	4,919	5,030,760
2.75%, 01/10/23	2,550	2,647,257
3.13%, 04/26/21	2,910	2,966,832
3.38%, 05/21/25	2,308	2,512,466
Credit Suisse AG/New York NY
3.00%, 10/29/21	6,854	7,030,216
3.63%, 09/09/24	9,953	10,707,139
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21	3,270	3,335,465
3.75%, 03/26/25	8,407	9,066,949
3.80%, 09/15/22	6,759	7,118,714
3.80%, 06/09/23	5,845	6,205,286
4.55%, 04/17/26	8,402	9,476,280
4.88%, 05/15/45	6,713	8,877,741
Deutsche Bank AG
3.38%, 05/12/21	3,917	3,977,557
4.10%, 01/13/26	2,588	2,731,013
Deutsche Bank AG/London, 3.70%, 05/30/24	5,299	5,559,234
Deutsche Bank AG/New York NY
3.30%, 11/16/22	6,331	6,485,603
3.38%, 05/12/21	100	101,134
3.70%, 05/30/24	1,771	1,842,991
3.95%, 02/27/23	3,861	4,031,965
4.10%, 01/13/26	790	833,150
4.25%, 02/04/21	700	713,475
4.25%, 10/14/21	257	265,388
Series D, 5.00%, 02/14/22	3,273	3,438,188
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	2,637	2,700,604
2.70%, 02/06/30 (Call 11/06/29)	2,755	2,786,710
3.20%, 08/09/21 (Call 07/09/21)	698	712,923

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.35%, 02/06/23 (Call 01/06/23)	$2,728	$2,860,472
3.45%, 07/27/26 (Call 04/27/26)	2,030	2,178,210
4.20%, 08/08/23	2,964	3,195,874
4.25%, 03/13/26	955	1,060,871
4.65%, 09/13/28 (Call 06/13/28)	2,580	2,996,851
4.68%, 08/09/28 (Call 08/09/23)(a)	2,084	2,243,343
Fifth Third Bancorp.
2.38%, 01/28/25 (Call 12/29/24)	1,449	1,490,847
2.60%, 06/15/22 (Call 05/15/22)	1,467	1,504,585
3.50%, 03/15/22 (Call 02/15/22)	1,778	1,850,116
3.65%, 01/25/24 (Call 12/25/23)	1,963	2,108,439
3.95%, 03/14/28 (Call 02/14/28)	2,981	3,410,294
4.30%, 01/16/24 (Call 12/16/23)	1,736	1,885,418
8.25%, 03/01/38	3,764	6,262,393
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/23 (Call 12/30/22)	1,825	1,847,849
2.25%, 06/14/21 (Call 05/14/21)	1,951	1,972,305
2.25%, 02/01/27 (Call 01/01/27)	4,116	4,211,327
2.88%, 10/01/21 (Call 09/01/21)	4,347	4,444,547
3.35%, 07/26/21 (Call 06/26/21)	1,576	1,618,489
3.85%, 03/15/26 (Call 02/15/26)	5,139	5,695,502
3.95%, 07/28/25 (Call 06/28/25)	2,145	2,400,941
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	2,489	2,526,584
4.38%, 08/01/46 (Call 02/01/46)	1,965	2,426,893
4.63%, 02/13/47 (Call 08/13/46)	1,535	1,976,282
First Union Capital II, Series A, 7.95%, 11/15/29	165	229,350
Goldman Sachs Capital I, 6.35%, 02/15/34	3,847	5,416,153
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	8,260	8,294,031
2.63%, 04/25/21 (Call 03/25/21)	2,136	2,161,226
2.88%, 10/31/22 (Call 10/31/21)(a)	12,063	12,306,431
2.91%, 06/05/23 (Call 06/05/22)(a)	2,444	2,511,797
2.91%, 07/24/23 (Call 07/24/22)(a)	6,401	6,571,523
3.00%, 04/26/22 (Call 04/26/21)	12,184	12,356,160
3.20%, 02/23/23 (Call 01/23/23)	3,851	4,023,987
3.27%, 09/29/25 (Call 09/29/24)(a)	7,006	7,423,838
3.50%, 01/23/25 (Call 10/23/24)	10,215	10,963,862
3.50%, 11/16/26 (Call 11/16/25)	7,302	7,846,291
3.63%, 01/22/23	9,987	10,550,067
3.63%, 02/20/24 (Call 01/20/24)	3,770	4,027,906
3.69%, 06/05/28 (Call 06/05/27)(a)	8,384	9,177,126
3.75%, 05/22/25 (Call 02/22/25)	8,050	8,746,566
3.75%, 02/25/26 (Call 11/25/25)	5,638	6,177,049
3.81%, 04/23/29 (Call 04/23/28)(a)	4,496	4,963,584
3.85%, 07/08/24 (Call 04/08/24)	9,942	10,736,266
3.85%, 01/26/27 (Call 01/26/26)	9,940	10,906,963
4.00%, 03/03/24	6,302	6,851,660
4.02%, 10/31/38 (Call 10/31/37)(a)	8,945	10,279,057
4.22%, 05/01/29 (Call 05/01/28)(a)	11,866	13,453,433
4.25%, 10/21/25	8,446	9,243,894
4.41%, 04/23/39 (Call 04/23/38)(a)	5,892	7,054,197
4.75%, 10/21/45 (Call 04/21/45)	6,435	8,303,145
4.80%, 07/08/44 (Call 01/08/44)	6,310	8,103,870
5.15%, 05/22/45	5,759	7,458,366
5.25%, 07/27/21	7,538	7,929,071
5.75%, 01/24/22	13,755	14,836,418
5.95%, 01/15/27	3,525	4,280,478
6.13%, 02/15/33	1,788	2,489,790
6.25%, 02/01/41	8,633	12,609,101
	Par
Security	(000)	Value

Banks (continued)
6.45%, 05/01/36	$1,859	$2,546,458
6.75%, 10/01/37	17,125	24,846,320
HSBC Bank USA N.A., 7.00%, 01/15/39	1,500	2,232,825
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	550	745,569
5.88%, 11/01/34	550	762,954
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(a)	5,670	5,792,245
2.65%, 01/05/22	4,799	4,899,347
2.95%, 05/25/21	6,155	6,252,434
3.03%, 11/22/23 (Call 11/22/22)(a)	892	922,230
3.26%, 03/13/23 (Call 03/13/22)(a)	7,365	7,592,726
3.40%, 03/08/21	9,315	9,475,032
3.60%, 05/25/23	6,202	6,551,793
3.80%, 03/11/25 (Call 03/11/24)(a)	5,798	6,190,409
3.90%, 05/25/26	6,027	6,586,004
3.95%, 05/18/24 (Call 05/18/23)(a)	2,904	3,080,970
3.97%, 05/22/30 (Call 05/22/29)(a)	9,435	10,302,548
4.00%, 03/30/22	8,757	9,192,923
4.04%, 03/13/28 (Call 03/13/27)(a)	3,794	4,151,547
4.25%, 03/14/24	9,662	10,356,118
4.25%, 08/18/25	5,145	5,574,710
4.29%, 09/12/26 (Call 09/15/25)(a)	6,796	7,488,037
4.30%, 03/08/26	8,657	9,625,805
4.38%, 11/23/26	6,580	7,202,600
4.58%, 06/19/29 (Call 06/19/28)(a)	8,563	9,711,298
4.88%, 01/14/22	3,369	3,583,336
5.10%, 04/05/21	8,742	9,082,151
5.25%, 03/14/44	5,290	6,736,762
6.10%, 01/14/42	4,546	6,648,798
6.50%, 05/02/36	7,341	10,025,530
6.50%, 09/15/37	9,506	13,090,998
6.80%, 06/01/38	3,490	5,020,819
7.63%, 05/17/32	1,745	2,468,041
HSBC USA Inc., 3.50%, 06/23/24	7,522	8,150,764
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,869	2,896,514
2.55%, 02/04/30 (Call 01/04/30)	5,500	5,625,345
2.63%, 08/06/24 (Call 07/06/24)	1,806	1,877,193
3.15%, 03/14/21 (Call 02/14/21)	3,139	3,179,619
4.00%, 05/15/25 (Call 04/15/25)	3,213	3,574,944
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	1,300	1,316,172
2.50%, 08/07/22 (Call 07/07/22)	3,650	3,744,535
3.13%, 04/01/22 (Call 03/01/22)	1,291	1,334,687
3.25%, 05/14/21 (Call 04/14/21)	2,245	2,289,069
3.55%, 10/06/23 (Call 09/06/23)	4,013	4,294,713
Industrial & Commercial Bank of China Ltd./New York NY
2.45%, 10/20/21	7,945	8,040,261
2.96%, 11/08/22	915	945,424
3.54%, 11/08/27	1,600	1,749,664
ING Groep NV
3.15%, 03/29/22	4,619	4,762,651
3.55%, 04/09/24	2,768	2,960,791
3.95%, 03/29/27	9,572	10,617,071
4.05%, 04/09/29	3,339	3,788,964
4.10%, 10/02/23	2,515	2,725,329
4.55%, 10/02/28	2,231	2,621,871

14	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	$6,583	$6,601,762
2.30%, 10/15/25 (Call 10/15/24)(a)	4,124	4,222,852
2.40%, 06/07/21 (Call 05/07/21)	3,981	4,026,662
2.55%, 03/01/21 (Call 02/01/21)	5,586	5,637,056
2.70%, 05/18/23 (Call 03/18/23)	4,776	4,961,118
2.74%, 10/15/30 (Call 10/15/29)(a)	3,436	3,576,773
2.78%, 04/25/23 (Call 04/25/22)(a)	3,406	3,494,011
2.95%, 10/01/26 (Call 07/01/26)	9,228	9,786,386
2.97%, 01/15/23 (Call 01/15/22)	8,803	9,041,737
3.13%, 01/23/25 (Call 10/23/24)	6,311	6,722,982
3.20%, 01/25/23	8,564	8,984,664
3.20%, 06/15/26 (Call 03/15/26)	9,708	10,440,177
3.21%, 04/01/23 (Call 04/01/22)(a)	7,838	8,114,289
3.22%, 03/01/25 (Call 03/01/24)(a)	3,109	3,287,830
3.25%, 09/23/22	10,654	11,136,200
3.30%, 04/01/26 (Call 01/01/26)	9,481	10,248,866
3.38%, 05/01/23	8,004	8,407,722
3.51%, 06/18/22 (Call 06/18/21)(a)	4,152	4,259,080
3.51%, 01/23/29 (Call 01/23/28)(a)	8,986	9,832,032
3.54%, 05/01/28 (Call 05/01/27)(a)	3,591	3,936,670
3.56%, 04/23/24 (Call 04/23/23)(a)	10,552	11,192,295
3.63%, 05/13/24	5,024	5,431,848
3.63%, 12/01/27 (Call 12/01/26)	4,782	5,149,927
3.70%, 05/06/30 (Call 05/06/29)(a)	5,045	5,629,060
3.78%, 02/01/28 (Call 02/01/27)(a)	7,976	8,836,132
3.80%, 07/23/24 (Call 07/23/23)(a)	6,143	6,569,508
3.88%, 02/01/24	8,700	9,457,335
3.88%, 09/10/24	9,700	10,564,658
3.88%, 07/24/38 (Call 07/24/37)(a)	7,244	8,292,352
3.90%, 07/15/25 (Call 04/15/25)	7,929	8,738,154
3.90%, 01/23/49 (Call 01/23/48)(a)	4,790	5,681,515
3.96%, 01/29/27 (Call 01/29/26)(a)	8,058	8,958,965
3.96%, 11/15/48 (Call 11/15/47)(a)	14,049	17,032,727
4.01%, 04/23/29 (Call 04/23/28)(a)	13,239	14,995,021
4.02%, 12/05/24 (Call 12/05/23)(a)	3,136	3,404,881
4.03%, 07/24/48 (Call 07/24/47)(a)	4,471	5,443,174
4.13%, 12/15/26	8,648	9,746,728
4.20%, 07/23/29 (Call 07/23/28)(a)	6,978	8,036,632
4.25%, 10/01/27	10,114	11,441,665
4.26%, 02/22/48 (Call 02/22/47)(a)	5,752	7,106,136
4.35%, 08/15/21	8,015	8,360,687
4.45%, 12/05/29 (Call 12/05/28)(a)	4,740	5,537,789
4.50%, 01/24/22	14,555	15,339,806
4.63%, 05/10/21	9,320	9,667,543
4.85%, 02/01/44	5,695	7,599,237
4.95%, 06/01/45	6,746	9,051,985
5.40%, 01/06/42	3,667	5,057,893
5.50%, 10/15/40	6,362	8,848,588
5.60%, 07/15/41	4,582	6,515,558
5.63%, 08/16/43	4,524	6,483,978
6.40%, 05/15/38	4,985	7,417,032
7.63%, 10/15/26	1,205	1,599,216
7.75%, 07/15/25	493	627,293
8.00%, 04/29/27	600	823,608
8.75%, 09/01/30	360	542,066
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	2,027	2,072,243
2.40%, 06/09/22	2,302	2,358,514
2.50%, 11/22/21	2,557	2,609,061
	Par
Security	(000)	Value

Banks (continued)
3.18%, 10/15/27	$500	$516,715
3.30%, 02/01/22	2,050	2,125,050
3.30%, 06/01/25	624	676,129
3.35%, 06/15/21	51	52,262
3.38%, 03/07/23	706	749,384
3.40%, 05/20/26	942	1,025,697
3.90%, 04/13/29	500	569,390
KeyCorp.
2.25%, 04/06/27	1,730	1,748,217
2.55%, 10/01/29	2,414	2,464,139
4.10%, 04/30/28	2,040	2,322,132
4.15%, 10/29/25	4,543	5,122,032
5.10%, 03/24/21	4,026	4,171,298
KfW
0.00%, 04/18/36(e)	7,175	5,489,808
0.00%, 06/29/37(e)	2,520	1,892,142
1.38%, 08/05/24	10,500	10,666,110
1.50%, 06/15/21	20,585	20,712,009
1.63%, 03/15/21	20,805	20,912,146
1.63%, 02/15/23	10,850	11,059,188
1.75%, 09/15/21	700	708,099
1.75%, 08/22/22	7,000	7,135,520
1.75%, 09/14/29	3,000	3,149,070
2.00%, 11/30/21	5,950	6,056,386
2.00%, 09/29/22	2,444	2,509,621
2.00%, 10/04/22	7,976	8,192,548
2.00%, 05/02/25	18,480	19,394,021
2.13%, 03/07/22	13,245	13,548,708
2.13%, 06/15/22	10,591	10,868,696
2.13%, 01/17/23	17,845	18,437,097
2.38%, 08/25/21	5,395	5,504,087
2.38%, 12/29/22	20,007	20,802,078
2.50%, 02/15/22	6,350	6,537,896
2.50%, 11/20/24	22,270	23,805,071
2.63%, 04/12/21	7,500	7,630,125
2.63%, 01/25/22	11,010	11,351,750
2.63%, 02/28/24	3,050	3,246,877
2.88%, 04/03/28	3,950	4,474,955
3.13%, 12/15/21	6,168	6,401,952
Korea Development Bank (The)
2.13%, 10/01/24	4,500	4,644,585
2.63%, 02/27/22	600	615,678
2.75%, 03/19/23	2,000	2,083,520
3.00%, 09/14/22	1,365	1,423,558
3.00%, 01/13/26	4,000	4,321,440
3.25%, 02/19/24	1,230	1,318,265
3.38%, 03/12/23	600	636,054
3.38%, 09/16/25	1,700	1,876,375
3.75%, 01/22/24	3,515	3,828,503
4.63%, 11/16/21	4,880	5,155,476
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	8,100	8,428,374
2.00%, 01/13/25	8,444	8,836,393
2.25%, 10/01/21	1,425	1,452,944
2.38%, 06/10/25	7,725	8,252,154
3.13%, 11/14/23	1,025	1,105,462
Series 36, 2.00%, 12/06/21	2,850	2,900,046
Series 37, 2.50%, 11/15/27	1,896	2,086,339

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Lloyds Bank PLC
2.25%, 08/14/22	$5,156	$5,240,816
3.30%, 05/07/21	4,225	4,311,739
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	2,390	2,425,133
2.86%, 03/17/23 (Call 03/17/22)(a)	4,357	4,451,068
2.91%, 11/07/23 (Call 11/07/22)(a)	3,583	3,678,953
3.00%, 01/11/22	7,768	7,952,179
3.10%, 07/06/21	3,363	3,424,408
3.57%, 11/07/28 (Call 11/07/27)(a)	6,322	6,769,345
3.75%, 01/11/27	6,969	7,556,417
3.90%, 03/12/24	1,654	1,779,125
4.05%, 08/16/23	3,934	4,220,946
4.34%, 01/09/48	4,485	5,083,299
4.38%, 03/22/28	943	1,070,588
4.45%, 05/08/25	3,589	4,004,714
4.50%, 11/04/24	6,059	6,567,774
4.55%, 08/16/28	4,970	5,727,279
4.58%, 12/10/25	2,385	2,625,790
4.65%, 03/24/26	5,673	6,281,486
5.30%, 12/01/45	3,129	4,041,573
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	1,145	1,228,654
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	3,589	3,677,577
2.90%, 02/06/25 (Call 01/06/25)	1,811	1,924,767
3.40%, 08/17/27	2,861	3,178,886
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	3,704	3,746,448
2.19%, 02/25/25	4,000	4,042,120
2.53%, 09/13/23	797	821,380
2.56%, 02/25/30	4,000	4,037,400
2.62%, 07/18/22	5,331	5,451,854
2.67%, 07/25/22	8,189	8,404,698
2.76%, 09/13/26	1,900	1,989,604
2.80%, 07/18/24	5,327	5,544,395
2.95%, 03/01/21	7,338	7,450,345
3.00%, 02/22/22	1,058	1,088,640
3.20%, 07/18/29	6,325	6,817,022
3.22%, 03/07/22	5,106	5,282,565
3.29%, 07/25/27	2,601	2,818,392
3.41%, 03/07/24	4,841	5,150,824
3.46%, 03/02/23	2,180	2,299,595
3.54%, 07/26/21	752	774,207
3.68%, 02/22/27	2,152	2,380,908
3.74%, 03/07/29	5,197	5,845,742
3.75%, 07/18/39	4,410	5,134,254
3.76%, 07/26/23	5,367	5,747,037
3.78%, 03/02/25	3,668	3,993,608
3.85%, 03/01/26	10,937	12,174,522
3.96%, 03/02/28	3,525	4,004,188
4.05%, 09/11/28	2,796	3,217,273
4.15%, 03/07/39	1,185	1,452,727
4.29%, 07/26/38	2,660	3,307,896
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25)(a)	4,690	4,727,285
2.27%, 09/13/21	3,880	3,931,643
2.56%, 09/13/25 (Call 09/13/24)(a)	1,248	1,281,084
2.59%, 05/25/31 (Call 05/25/30)(a)	5,000	5,051,850
2.60%, 09/11/22	2,720	2,793,522
2.72%, 07/16/23 (Call 07/16/22)(a)	3,113	3,194,561
	Par
Security	(000)	Value

Banks (continued)
2.84%, 07/16/25 (Call 07/16/24)(a)	$6,543	$6,795,625
2.84%, 09/13/26	2,110	2,215,120
2.87%, 09/13/30 (Call 09/13/29)(a)	1,165	1,217,996
2.95%, 02/28/22	6,361	6,537,391
3.15%, 07/16/30 (Call 07/16/29)(a)	4,344	4,645,039
3.17%, 09/11/27	3,150	3,382,753
3.55%, 03/05/23	3,697	3,915,973
3.66%, 02/28/27	2,696	2,969,374
3.92%, 09/11/24 (Call 09/11/23)(a)	2,228	2,384,495
4.02%, 03/05/28	3,261	3,711,866
4.25%, 09/11/29 (Call 09/11/28)(a)	3,000	3,432,630
Morgan Stanley
2.50%, 04/21/21	9,912	10,020,140
2.63%, 11/17/21	9,846	10,022,046
2.70%, 01/22/31 (Call 01/22/30)(a)	16,157	16,643,326
2.72%, 07/22/25 (Call 07/22/24)(a)	5,828	6,039,265
2.75%, 05/19/22	9,206	9,460,822
3.13%, 01/23/23	8,277	8,639,119
3.13%, 07/27/26	12,166	12,973,822
3.59%, 07/22/28 (Call 07/22/27)(a)	8,776	9,639,646
3.63%, 01/20/27	8,728	9,560,389
3.70%, 10/23/24	7,818	8,497,462
3.74%, 04/24/24 (Call 04/24/23)(a)	11,466	12,177,121
3.75%, 02/25/23	6,696	7,115,906
3.77%, 01/24/29 (Call 01/24/28)(a)	8,084	8,967,258
3.88%, 01/27/26	7,230	7,972,521
3.95%, 04/23/27	9,606	10,570,635
3.97%, 07/22/38 (Call 07/22/37)(a)	5,808	6,660,324
4.00%, 07/23/25	10,662	11,830,235
4.10%, 05/22/23	6,250	6,671,562
4.30%, 01/27/45	8,430	10,324,895
4.35%, 09/08/26	7,572	8,544,775
4.38%, 01/22/47	7,202	9,130,335
4.43%, 01/23/30 (Call 01/23/29)(a)	5,453	6,337,040
4.46%, 04/22/39 (Call 04/22/38)(a)	4,295	5,271,468
4.88%, 11/01/22	9,931	10,748,123
5.00%, 11/24/25	7,560	8,738,150
5.50%, 07/28/21	6,453	6,798,881
6.25%, 08/09/26	3,501	4,402,648
6.38%, 07/24/42	4,595	7,048,225
7.25%, 04/01/32	3,532	5,277,938
Series F, 3.88%, 04/29/24	6,324	6,862,995
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	3,826	4,050,816
MUFG Union Bank N.A.
2.10%, 12/09/22 (Call 11/09/22)	1,875	1,910,231
3.15%, 04/01/22 (Call 03/01/22)	2,572	2,659,602
National Australia Bank Ltd./New York
1.88%, 07/12/21	1,406	1,416,995
2.50%, 05/22/22	7,728	7,923,596
2.50%, 07/12/26	4,866	5,093,291
2.80%, 01/10/22	2,848	2,920,681
2.88%, 04/12/23	2,096	2,188,685
3.00%, 01/20/23	5,108	5,343,223
3.38%, 09/20/21	1,138	1,173,722
3.38%, 01/14/26	1,830	1,998,689
3.63%, 06/20/23	2,645	2,831,102
3.70%, 11/04/21	103	107,066
National Bank of Canada, 2.10%, 02/01/23	5,500	5,561,545

16	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Northern Trust Corp.
2.38%, 08/02/22	$2,406	$2,459,991
3.15%, 05/03/29 (Call 02/03/29)	2,149	2,352,209
3.38%, 08/23/21	2,199	2,260,946
3.38%, 05/08/32 (Call 05/08/27)(a)	3,111	3,294,580
3.95%, 10/30/25	5,157	5,822,511
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	5,000	5,111,000
2.38%, 10/01/21	5,303	5,413,037
2.88%, 09/07/21	300	308,217
2.88%, 03/13/23	2,250	2,376,517
People’s United Bank N.A., 4.00%, 07/15/24
(Call 04/16/24)	294	311,149
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	4,632	4,674,198
2.23%, 07/22/22 (Call 07/22/21)(a)	2,575	2,599,900
2.45%, 07/28/22 (Call 06/28/22)	1,200	1,231,980
2.55%, 12/09/21 (Call 11/09/21)	1,603	1,635,493
2.63%, 02/17/22 (Call 01/17/22)	1,768	1,806,366
2.70%, 11/01/22 (Call 10/01/22)	6,990	7,201,657
2.70%, 10/22/29	347	360,353
2.95%, 01/30/23 (Call 12/30/22)	2,025	2,107,498
2.95%, 02/23/25 (Call 01/23/25)	1,558	1,654,471
3.10%, 10/25/27 (Call 09/25/27)	3,143	3,389,977
3.25%, 06/01/25 (Call 05/02/25)	2,846	3,066,565
3.25%, 01/22/28 (Call 12/23/27)	2,190	2,381,866
3.30%, 10/30/24 (Call 09/30/24)	1,660	1,790,293
3.80%, 07/25/23 (Call 06/25/23)	8,850	9,506,139
4.05%, 07/26/28	1,470	1,674,330
4.20%, 11/01/25 (Call 10/01/25)	6,518	7,359,474
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	944	972,084
2.55%, 01/22/30 (Call 10/24/29)	8,050	8,327,483
2.60%, 07/23/26 (Call 05/24/26)	1,012	1,065,474
2.85%, 11/09/22(d)	250	258,398
3.15%, 05/19/27 (Call 04/19/27)	2,425	2,613,204
3.30%, 03/08/22 (Call 02/06/22)	598	620,120
3.45%, 04/23/29 (Call 01/23/29)	2,805	3,085,837
3.50%, 01/23/24 (Call 12/24/23)	648	689,427
3.90%, 04/29/24 (Call 03/29/24)	3,860	4,184,394
Regions Bank/Birmingham AL
2.75%, 04/01/21 (Call 03/01/21)	500	506,945
6.45%, 06/26/37	1,675	2,337,261
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	2,923	3,004,552
3.80%, 08/14/23 (Call 07/14/23)	2,488	2,679,924
7.38%, 12/10/37	1,659	2,500,710
Royal Bank of Canada
1.95%, 01/17/23	4,360	4,421,563
2.25%, 11/01/24	5,031	5,164,120
2.55%, 07/16/24	3,291	3,429,551
2.75%, 02/01/22	5,042	5,189,075
2.80%, 04/29/22	6,730	6,928,333
3.20%, 04/30/21	4,529	4,629,181
3.70%, 10/05/23	8,380	9,009,254
4.65%, 01/27/26	3,786	4,367,605
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)	1,723	1,776,895
3.88%, 09/12/23	9,967	10,582,263
4.27%, 03/22/25 (Call 03/22/24)(a)	5,531	5,958,768
	Par
Security	(000)	Value

Banks (continued)
4.45%, 05/08/30 (Call 05/08/29)(a)	$7,941	$9,036,540
4.52%, 06/25/24 (Call 06/25/23)(a)	9,065	9,755,209
4.80%, 04/05/26	6,297	7,195,456
4.89%, 05/18/29 (Call 05/18/28)(a)	6,270	7,260,723
5.08%, 01/27/30 (Call 01/27/29)(a)	5,927	7,025,036
5.13%, 05/28/24	4,134	4,518,545
6.00%, 12/19/23	1,941	2,177,783
6.10%, 06/10/23	2,339	2,585,110
6.13%, 12/15/22	3,739	4,082,203
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	7,033	7,293,995
3.40%, 01/18/23 (Call 12/19/22)	2,803	2,924,426
3.50%, 06/07/24 (Call 05/07/24)	1,271	1,336,762
3.70%, 03/28/22 (Call 02/28/22)	10	10,352
4.40%, 07/13/27 (Call 04/14/27)	3,443	3,774,354
4.45%, 12/03/21 (Call 11/03/21)	139	145,080
4.50%, 07/17/25 (Call 04/17/25)	5,324	5,857,305
Santander UK Group Holdings PLC
2.88%, 08/05/21	5,471	5,558,700
3.37%, 01/05/24 (Call 01/05/23)(a)	3,153	3,268,368
3.57%, 01/10/23 (Call 01/10/22)	3,881	3,998,944
3.82%, 11/03/28 (Call 11/03/27)(a)	3,593	3,888,632
4.80%, 11/15/24 (Call 11/15/23)(a)	93	101,576
Santander UK PLC
2.10%, 01/13/23	250	253,475
2.88%, 06/18/24	3,190	3,327,617
3.40%, 06/01/21	2,563	2,622,385
3.75%, 11/15/21	1,576	1,636,771
4.00%, 03/13/24	6,260	6,819,081
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	5,062	5,098,953
2.63%, 03/15/21	3,250	3,283,215
2.80%, 03/11/22	2,765	2,836,199
State Street Corp.
1.95%, 05/19/21	5,051	5,087,367
2.40%, 01/24/30	2,100	2,163,651
2.65%, 05/15/23 (Call 05/15/22)(a)	2,165	2,218,475
2.65%, 05/19/26	3,489	3,672,347
3.03%, 11/01/34 (Call 11/01/29)(a)	1,310	1,400,351
3.10%, 05/15/23	3,922	4,127,317
3.30%, 12/16/24	4,849	5,221,306
3.55%, 08/18/25	4,784	5,262,591
3.70%, 11/20/23	3,538	3,863,885
3.78%, 12/03/24 (Call 12/03/23)(a)	3,203	3,460,809
4.14%, 12/03/29 (Call 12/03/28)(a)	2,175	2,564,651
4.38%, 03/07/21	1,785	1,835,765
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22	540	561,578
3.40%, 07/11/24	660	708,807
3.65%, 07/23/25	3,000	3,290,970
3.95%, 07/19/23	2,850	3,056,397
3.95%, 01/10/24	3,750	4,075,050
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	5,542	5,588,387
2.35%, 01/15/25	564	576,019
2.44%, 10/19/21	3,210	3,257,861
2.45%, 09/27/24	2,092	2,152,522
2.63%, 07/14/26	5,617	5,851,847
2.70%, 07/16/24	7,454	7,749,178
2.72%, 09/27/29	2,066	2,144,508

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.75%, 01/15/30	$1,100	$1,134,408
2.78%, 07/12/22	11,912	12,255,423
2.78%, 10/18/22	4,507	4,650,503
2.85%, 01/11/22	2,386	2,448,585
2.93%, 03/09/21	6,255	6,338,942
3.01%, 10/19/26	3,614	3,845,332
3.04%, 07/16/29	7,103	7,554,964
3.10%, 01/17/23	3,682	3,844,855
3.20%, 09/17/29	4,320	4,566,283
3.35%, 10/18/27	2,100	2,275,182
3.36%, 07/12/27	1,508	1,639,422
3.45%, 01/11/27	1,747	1,902,203
3.54%, 01/17/28	3,501	3,845,288
3.75%, 07/19/23	1,831	1,960,525
3.78%, 03/09/26	5,544	6,117,527
3.94%, 10/16/23	2,081	2,249,603
3.94%, 07/19/28	3,294	3,755,555
4.31%, 10/16/28	2,906	3,396,417
SVB Financial Group, 3.50%, 01/29/25	2,080	2,237,331
Svenska Handelsbanken AB
1.88%, 09/07/21	3,608	3,635,240
2.45%, 03/30/21	3,680	3,721,768
3.35%, 05/24/21	3,767	3,857,220
3.90%, 11/20/23	2,684	2,919,011
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	1,588	1,631,622
3.65%, 05/24/21 (Call 04/24/21)	1,275	1,306,161
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,918	1,968,405
Toronto-Dominion Bank (The)
1.80%, 07/13/21	5,836	5,867,281
1.90%, 12/01/22	1,901	1,929,382
2.13%, 04/07/21	2,239	2,255,569
2.65%, 06/12/24	7,625	7,956,001
3.25%, 06/11/21	1,849	1,891,897
3.25%, 03/11/24	4,775	5,095,402
3.50%, 07/19/23	3,560	3,800,229
3.63%, 09/15/31 (Call 09/15/26)(a)	5,713	6,236,482
Truist Bank
2.15%, 12/06/24 (Call 11/06/24)	3,484	3,557,861
2.45%, 08/01/22 (Call 07/01/22)	4,426	4,520,982
2.63%, 01/15/22 (Call 12/15/21)	2,547	2,595,775
2.64%, 09/17/29 (Call 09/17/24)(a)	1,088	1,117,441
2.75%, 05/01/23 (Call 04/01/23)	1,085	1,130,928
2.80%, 05/17/22 (Call 04/17/22)	1,691	1,736,978
2.85%, 04/01/21 (Call 03/01/21)	1,875	1,902,169
3.00%, 02/02/23 (Call 01/02/23)	681	713,164
3.20%, 04/01/24 (Call 03/01/24)	2,000	2,126,020
3.30%, 05/15/26 (Call 04/15/26)	2,801	3,033,399
3.50%, 08/02/22 (Call 08/02/21)(a)	2,430	2,499,547
3.63%, 09/16/25 (Call 08/16/25)	4,350	4,776,082
3.69%, 08/02/24 (Call 08/02/23)(a)	3,546	3,797,660
3.80%, 10/30/26 (Call 09/30/26)	3,141	3,498,069
4.05%, 11/03/25 (Call 09/03/25)	2,313	2,612,418
Truist Financial Corp.
2.05%, 05/10/21 (Call 04/09/21)	3,515	3,543,261
2.20%, 03/16/23 (Call 02/13/23)	2,323	2,374,780
2.50%, 08/01/24 (Call 07/01/24)	5,453	5,627,605
2.70%, 01/27/22 (Call 12/27/21)	6,116	6,253,243
2.75%, 04/01/22 (Call 03/01/22)	3,150	3,234,766
	Par
Security	(000)	Value

Banks (continued)
2.85%, 10/26/24 (Call 09/26/24)	$5,214	$5,484,033
2.90%, 03/03/21 (Call 02/03/21)	7,877	7,967,428
3.05%, 06/20/22 (Call 05/20/22)	3,421	3,536,869
3.20%, 09/03/21 (Call 08/03/21)	891	914,139
3.70%, 06/05/25 (Call 05/05/25)	1,305	1,440,616
3.75%, 12/06/23 (Call 11/06/23)	3,166	3,423,048
3.88%, 03/19/29 (Call 02/19/29)	2,996	3,435,393
3.95%, 03/22/22 (Call 02/22/22)	1,619	1,697,214
4.00%, 05/01/25 (Call 03/01/25)	4,095	4,533,574
U.S. Bancorp.
2.40%, 07/30/24 (Call 06/30/24)	3,696	3,828,317
2.95%, 07/15/22 (Call 06/15/22)	5,787	6,001,582
3.00%, 03/15/22 (Call 02/15/22)	5,670	5,848,945
3.00%, 07/30/29 (Call 04/30/29)	5,318	5,673,774
3.10%, 04/27/26 (Call 03/27/26)	3,730	4,003,521
3.38%, 02/05/24 (Call 01/05/24)	1,565	1,678,040
3.60%, 09/11/24 (Call 08/11/24)	4,017	4,364,953
3.70%, 01/30/24 (Call 12/29/23)	3,102	3,357,543
3.90%, 04/26/28 (Call 03/26/28)	2,329	2,721,367
3.95%, 11/17/25 (Call 10/17/24)	228	258,142
4.13%, 05/24/21 (Call 04/24/21)	2,612	2,694,069
Series V, 2.38%, 07/22/26 (Call 06/22/26)	4,090	4,281,371
Series V, 2.63%, 01/24/22 (Call 12/23/21)	3,315	3,395,952
Series X, 3.15%, 04/27/27 (Call 03/27/27)	6,602	7,192,549
U.S. Bank N.A./Cincinnati OH
1.80%, 01/21/22 (Call 12/21/21)	450	454,171
2.05%, 01/21/25 (Call 12/21/24)	595	610,333
2.65%, 05/23/22 (Call 04/22/22)	386	396,661
2.80%, 01/27/25 (Call 12/27/24)	5,171	5,489,068
2.85%, 01/23/23 (Call 12/23/22)	1,670	1,743,079
3.15%, 04/26/21 (Call 03/26/21)	2,350	2,397,611
3.40%, 07/24/23 (Call 06/23/23)	605	644,301
3.45%, 11/16/21 (Call 10/15/21)	396	409,535
Wachovia Corp.
5.50%, 08/01/35	3,802	5,037,308
7.57%, 08/01/26(b)(d)	3,805	4,955,251
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	1,160	1,309,617
Wells Fargo & Co.
2.10%, 07/26/21	10,308	10,400,566
2.16%, 02/11/26 (Call 02/11/25)(a)	8,000	8,099,760
2.41%, 10/30/25 (Call 10/30/24)(a)	8,081	8,288,843
2.50%, 03/04/21	10,770	10,853,575
2.57%, 02/11/31 (Call 02/11/30)(a)	10,000	10,204,300
2.63%, 07/22/22	10,119	10,373,493
2.88%, 10/30/30 (Call 10/30/29)(a)	8,087	8,429,646
3.00%, 02/19/25	9,212	9,738,742
3.00%, 04/22/26	8,754	9,252,540
3.00%, 10/23/26	7,117	7,544,732
3.07%, 01/24/23 (Call 01/24/22)	10,215	10,482,837
3.20%, 06/17/27 (Call 06/17/26)(a)	9,657	10,296,100
3.30%, 09/09/24	8,236	8,769,281
3.50%, 03/08/22	13,253	13,783,518
3.55%, 09/29/25	11,006	11,962,531
3.58%, 05/22/28 (Call 05/22/27)(a)	9,621	10,505,459
3.75%, 01/24/24 (Call 12/24/23)	4,419	4,747,464
3.90%, 05/01/45	8,040	9,444,910
4.10%, 06/03/26	9,834	10,844,935
4.13%, 08/15/23	3,973	4,292,509
4.15%, 01/24/29 (Call 10/24/28)	4,480	5,158,765

18	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.30%, 07/22/27	$10,051	$11,279,936
4.40%, 06/14/46	5,905	7,050,039
4.48%, 01/16/24	3,354	3,676,655
4.60%, 04/01/21	9,369	9,677,521
4.65%, 11/04/44	7,764	9,554,534
4.75%, 12/07/46	5,653	7,134,199
4.90%, 11/17/45	6,949	8,734,407
5.38%, 02/07/35	1,207	1,630,524
5.38%, 11/02/43	6,957	9,191,867
5.61%, 01/15/44	8,912	12,160,424
Series M, 3.45%, 02/13/23	3,496	3,667,269
Wells Fargo Bank N.A.
2.08%, 09/09/22 (Call 09/09/21)(a)	785	791,178
2.90%, 05/27/22 (Call 05/27/21)(a)	10,482	10,649,607
3.55%, 08/14/23 (Call 07/14/23)	8,950	9,546,607
3.63%, 10/22/21 (Call 09/21/21)	5,117	5,285,349
5.85%, 02/01/37	650	909,187
5.95%, 08/26/36	1,553	2,188,985
6.60%, 01/15/38	411	629,262
Wells Fargo Capital X, 5.95%, 12/01/86	3,101	4,091,242
Westpac Banking Corp.
2.00%, 08/19/21	4,522	4,566,225
2.00%, 01/13/23	2,980	3,028,872
2.10%, 05/13/21	3,660	3,692,464
2.35%, 02/19/25	2,640	2,724,480
2.50%, 06/28/22	3,332	3,420,298
2.65%, 01/16/30	2,905	3,054,491
2.70%, 08/19/26	3,216	3,389,793
2.75%, 01/11/23	2,058	2,134,105
2.80%, 01/11/22	4,496	4,613,885
2.85%, 05/13/26	4,608	4,890,332
2.89%, 02/04/30 (Call 02/04/25)(a)	10,000	10,131,300
3.30%, 02/26/24	6,112	6,499,440
3.35%, 03/08/27	5,359	5,897,258
3.40%, 01/25/28	5,612	6,236,447
3.65%, 05/15/23	2,377	2,539,278
4.11%, 07/24/34 (Call 07/24/29)(a)	1,549	1,697,503
4.32%, 11/23/31 (Call 11/23/26)(a)	4,593	5,067,687
4.42%, 07/24/39	1,208	1,424,341
Wintrust Financial Corp., 4.85%, 06/06/29	20	22,713
Zions Bancorp. N.A.
3.25%, 10/29/29 (Call 07/29/29)	2,846	2,923,810
3.35%, 03/04/22 (Call 02/04/22)	1,611	1,662,359
3.50%, 08/27/21	1,692	1,739,867
		4,301,328,106
Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	14,648	16,021,982
4.70%, 02/01/36 (Call 08/01/35)	19,755	23,668,070
4.90%, 02/01/46 (Call 08/01/45)	32,847	40,479,657
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	125	129,285
3.30%, 02/01/23 (Call 12/01/22)	17,829	18,735,248
3.65%, 02/01/26 (Call 11/01/25)	925	1,014,438
3.70%, 02/01/24	2,104	2,269,164
4.00%, 01/17/43	1,463	1,616,747
4.63%, 02/01/44	6,446	7,727,981
4.70%, 02/01/36 (Call 08/01/35)	160	189,717
4.90%, 02/01/46 (Call 08/01/45)	691	844,824
	Par
Security	(000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
3.50%, 01/12/24 (Call 12/12/23)	$350	$375,883
3.75%, 07/15/42	3,846	4,130,027
4.00%, 04/13/28 (Call 01/13/28)	11,058	12,488,905
4.15%, 01/23/25 (Call 12/23/24)	2,459	2,739,744
4.38%, 04/15/38 (Call 10/15/37)	3,735	4,321,134
4.44%, 10/06/48 (Call 04/06/48)	4,924	5,762,705
4.60%, 04/15/48 (Call 10/15/47)	10,085	12,098,168
4.75%, 01/23/29 (Call 10/23/28)	9,756	11,566,421
4.75%, 04/15/58 (Call 10/15/57)	4,725	5,709,312
4.90%, 01/23/31 (Call 10/23/30)	5,180	6,293,182
4.95%, 01/15/42	2,085	2,594,783
5.45%, 01/23/39 (Call 07/23/38)	8,330	10,732,622
5.55%, 01/23/49 (Call 07/23/48)	8,519	11,563,350
5.80%, 01/23/59 (Call 07/23/58)	6,159	8,648,714
8.00%, 11/15/39	2,660	4,378,706
8.20%, 01/15/39	3,050	4,987,269
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	4,400	4,543,968
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	206	248,794
4.50%, 07/15/45 (Call 01/15/45)	1,371	1,854,223
Coca-Cola Co. (The)
1.55%, 09/01/21	3,757	3,779,166
1.75%, 09/06/24	3,192	3,251,084
2.13%, 09/06/29	3,340	3,416,519
2.20%, 05/25/22	3,267	3,334,692
2.25%, 09/01/26	1,869	1,956,376
2.50%, 04/01/23	1,200	1,247,280
2.55%, 06/01/26	2,732	2,902,750
2.88%, 10/27/25	4,956	5,349,655
2.90%, 05/25/27	3,105	3,382,090
3.20%, 11/01/23	6,403	6,855,628
3.30%, 09/01/21	3,751	3,867,168
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,336,129
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	100	105,385
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	1,972	2,678,607
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	2,666	2,739,235
2.70%, 05/09/22 (Call 04/09/22)	1,039	1,065,484
3.15%, 08/01/29 (Call 05/01/29)	2,173	2,281,107
3.20%, 02/15/23 (Call 01/15/23)	3,211	3,345,669
3.50%, 05/09/27 (Call 02/09/27)	2,300	2,482,045
3.60%, 02/15/28 (Call 11/15/27)	4,402	4,776,654
3.70%, 12/06/26 (Call 09/06/26)	3,774	4,135,851
3.75%, 05/01/21	11	11,277
4.10%, 02/15/48 (Call 08/15/47)	1,276	1,428,074
4.25%, 05/01/23	3,897	4,197,615
4.40%, 11/15/25 (Call 09/15/25)	1,734	1,956,125
4.50%, 05/09/47 (Call 11/09/46)	4,016	4,748,237
4.65%, 11/15/28 (Call 08/15/28)	1,549	1,800,976
4.75%, 11/15/24	183	206,929
4.75%, 12/01/25	632	728,140
5.25%, 11/15/48 (Call 05/15/48)	408	532,958
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	3,560	3,657,046
2.38%, 10/24/29 (Call 07/24/29)	4,638	4,834,187
2.63%, 04/29/23 (Call 01/29/23)	2,898	3,002,067
3.50%, 09/18/23 (Call 08/18/23)	1,010	1,083,639

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
3.88%, 05/18/28 (Call 02/18/28)	$1,266	$1,450,342
3.88%, 04/29/43 (Call 10/29/42)	1,695	2,053,509
5.88%, 09/30/36	1,705	2,442,719
Diageo Investment Corp.
2.88%, 05/11/22	1,731	1,787,846
4.25%, 05/11/42	2,603	3,238,549
7.45%, 04/15/35	1,125	1,803,206
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23	300	310,197
3.50%, 01/16/50 (Call 07/16/49)	4,150	4,359,824
4.38%, 05/10/43	530	640,245
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	4,932	5,044,302
3.13%, 12/15/23 (Call 10/15/23)	2,130	2,242,677
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,291,680
3.43%, 06/15/27 (Call 03/15/27)	1,775	1,908,995
3.55%, 05/25/21	3,222	3,301,712
4.06%, 05/25/23 (Call 04/25/23)	2,861	3,066,620
4.42%, 05/25/25 (Call 03/25/25)	4,993	5,600,049
4.42%, 12/15/46 (Call 06/15/46)	2,898	3,386,893
4.50%, 11/15/45 (Call 08/15/45)	3,245	3,793,145
4.60%, 05/25/28 (Call 02/25/28)	5,442	6,286,000
4.99%, 05/25/38 (Call 11/25/37)	884	1,083,598
5.09%, 05/25/48 (Call 11/25/47)	1,290	1,648,620
Molson Coors Beverage Co.
2.10%, 07/15/21 (Call 06/15/21)	3,007	3,026,155
3.00%, 07/15/26 (Call 04/15/26)	8,017	8,359,887
3.50%, 05/01/22	3,019	3,138,130
4.20%, 07/15/46 (Call 01/15/46)	5,117	5,227,783
5.00%, 05/01/42	4,711	5,358,386
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	1,361	1,371,153
2.00%, 04/15/21 (Call 03/15/21)	450	453,303
2.25%, 05/02/22 (Call 04/02/22)	3,380	3,456,726
2.38%, 10/06/26 (Call 07/06/26)	5,046	5,311,823
2.63%, 07/29/29 (Call 04/29/29)	5,225	5,598,117
2.75%, 03/05/22	5,394	5,547,999
2.75%, 03/01/23	4,679	4,891,473
2.75%, 04/30/25 (Call 01/30/25)	5,276	5,590,080
2.85%, 02/24/26 (Call 11/24/25)	1,794	1,929,250
2.88%, 10/15/49 (Call 04/15/49)	1,430	1,512,883
3.00%, 08/25/21	4,863	4,997,219
3.00%, 10/15/27 (Call 07/15/27)	2,884	3,150,799
3.10%, 07/17/22 (Call 05/17/22)	3,862	4,014,356
3.38%, 07/29/49 (Call 01/29/49)	3,220	3,690,056
3.45%, 10/06/46 (Call 04/06/46)	5,929	6,790,543
3.50%, 07/17/25 (Call 04/17/25)	2,255	2,477,005
3.60%, 03/01/24 (Call 12/01/23)	2,704	2,928,594
3.60%, 08/13/42	1,067	1,239,801
4.00%, 03/05/42	2,815	3,434,947
4.00%, 05/02/47 (Call 11/02/46)	3,115	3,886,430
4.25%, 10/22/44 (Call 04/22/44)	1,377	1,748,721
4.45%, 04/14/46 (Call 10/14/45)	4,820	6,389,826
4.60%, 07/17/45 (Call 01/17/45)	2,760	3,665,666
7.00%, 03/01/29	1,560	2,200,099
		490,338,805
Biotechnology — 0.3%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	2,649	2,668,973
2.25%, 08/19/23 (Call 06/19/23)	3,195	3,279,859
	Par
Security	(000)	Value

Biotechnology (continued)
2.60%, 08/19/26 (Call 05/19/26)	$6,261	$6,560,088
2.65%, 05/11/22 (Call 04/11/22)	3,402	3,483,512
2.70%, 05/01/22 (Call 03/01/22)	695	712,396
3.13%, 05/01/25 (Call 02/01/25)	4,493	4,797,670
3.15%, 02/21/40 (Call 08/21/39)	8,000	8,170,480
3.20%, 11/02/27 (Call 08/02/27)	1,841	1,998,185
3.63%, 05/15/22 (Call 02/15/22)	5,518	5,745,893
3.63%, 05/22/24 (Call 02/22/24)	6,159	6,620,740
3.88%, 11/15/21 (Call 08/15/21)	1,655	1,714,100
4.10%, 06/15/21 (Call 03/15/21)	3,411	3,511,693
4.40%, 05/01/45 (Call 11/01/44)	8,078	9,400,934
4.56%, 06/15/48 (Call 12/15/47)	5,168	6,303,306
4.66%, 06/15/51 (Call 12/15/50)	15,329	19,046,436
4.95%, 10/01/41	1,442	1,834,671
5.15%, 11/15/41 (Call 05/15/41)	1,841	2,392,306
5.65%, 06/15/42 (Call 12/15/41)	345	471,639
5.75%, 03/15/40(b)	635	875,735
6.38%, 06/01/37	380	551,015
6.40%, 02/01/39	160	231,723
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	4,901	5,405,509
5.25%, 06/23/45 (Call 12/23/44)	2,901	4,054,061
Biogen Inc.
3.63%, 09/15/22	3,659	3,854,208
4.05%, 09/15/25 (Call 06/15/25)	6,022	6,704,232
5.20%, 09/15/45 (Call 03/15/45)	6,962	8,987,246
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	2,664	2,693,943
2.50%, 09/01/23 (Call 07/01/23)	1,458	1,508,403
2.95%, 03/01/27 (Call 12/01/26)	3,663	3,926,443
3.25%, 09/01/22 (Call 07/01/22)	4,360	4,545,387
3.50%, 02/01/25 (Call 11/01/24)	5,543	6,017,315
3.65%, 03/01/26 (Call 12/01/25)	10,152	11,205,372
3.70%, 04/01/24 (Call 01/01/24)	5,326	5,715,064
4.00%, 09/01/36 (Call 03/01/36)	1,364	1,587,137
4.15%, 03/01/47 (Call 09/01/46)	6,159	7,429,910
4.40%, 12/01/21 (Call 09/01/21)	470	491,225
4.50%, 04/01/21 (Call 01/01/21)	2,585	2,654,356
4.50%, 02/01/45 (Call 08/01/44)	5,424	6,687,846
4.60%, 09/01/35 (Call 03/01/35)	2,111	2,652,197
4.75%, 03/01/46 (Call 09/01/45)	6,750	8,678,070
4.80%, 04/01/44 (Call 10/01/43)	6,165	7,893,728
5.65%, 12/01/41 (Call 06/01/41)	3,925	5,552,030
		198,615,036
Building Materials — 0.1%
Carrier Global Corp.
1.92%, 02/15/23 (Call 01/15/23)(c)	1,165	1,180,693
2.24%, 02/15/25 (Call 01/15/25)(c)	1,552	1,583,242
2.49%, 02/15/27 (Call 12/15/26)(c)	2,617	2,666,514
3.38%, 04/05/40 (Call 10/05/39)(c)	5,000	5,142,300
3.58%, 04/05/50 (Call 10/05/49)(c)	5,000	5,151,600
Eagle Materials Inc., 4.50%, 08/01/26 (Call 08/01/21)	150	153,819
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	2,087	2,210,425
4.00%, 09/21/23 (Call 08/21/23)	957	1,032,546
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	681	759,696
4.50%, 02/15/47 (Call 08/15/46)	2,629	3,218,921
4.63%, 07/02/44 (Call 01/02/44)	752	912,334
4.95%, 07/02/64 (Call 01/02/64)(d)	1,506	1,891,551

20	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
5.13%, 09/14/45 (Call 03/14/45)	$195	$251,480
6.00%, 01/15/36	454	599,493
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	1,380	1,426,865
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 12/01/26)	674	725,291
3.50%, 12/15/27 (Call 09/15/27)	1,351	1,471,874
4.25%, 12/15/47 (Call 06/15/47)	2,050	2,292,761
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	403	410,339
3.50%, 11/15/27 (Call 08/15/27)	2,100	2,253,783
4.38%, 04/01/26 (Call 01/01/26)	1,549	1,743,167
4.45%, 04/01/25 (Call 01/01/25)	2,741	3,043,935
4.50%, 05/15/47 (Call 11/15/46)	774	874,813
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	1,712	1,791,420
3.95%, 08/15/29 (Call 05/15/29)	1,378	1,540,700
4.20%, 12/01/24 (Call 09/01/24)	284	307,921
4.30%, 07/15/47 (Call 01/15/47)	2,160	2,290,702
4.40%, 01/30/48 (Call 07/30/47)	600	653,508
7.00%, 12/01/36	437	584,016
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	647	716,934
4.50%, 04/01/25 (Call 01/01/25)	1,445	1,617,793
4.50%, 06/15/47 (Call 12/15/46)	2,574	3,020,512
4.70%, 03/01/48 (Call 09/01/47)	700	865,907
		54,386,855
Chemicals — 0.4%
Air Products & Chemicals Inc.
3.00%, 11/03/21	1,957	2,014,712
3.35%, 07/31/24 (Call 04/30/24)	1,323	1,424,712
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	258	279,669
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	4,015	4,378,478
5.45%, 12/01/44 (Call 06/01/44)	425	520,289
Albemarle Wodgina Pty Ltd., 3.45%, 11/15/29 (Call 08/15/29)(c)	3,500	3,680,670
Braskem Finance Ltd., 6.45%, 02/03/24	3,345	3,657,824
Cabot Corp.
3.70%, 07/15/22	370	379,801
4.00%, 07/01/29 (Call 04/01/29)	2,597	2,849,688
Celanese U.S. Holdings LLC
3.50%, 05/08/24 (Call 04/08/24)	1,097	1,156,710
4.63%, 11/15/22	5,396	5,807,877
5.88%, 06/15/21	2,000	2,090,880
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	7,007	7,286,159
3.15%, 05/15/24 (Call 04/15/24)	213	225,803
3.50%, 10/01/24 (Call 07/01/24)	5,007	5,379,571
3.63%, 05/15/26 (Call 03/15/26)	475	516,985
4.25%, 10/01/34 (Call 04/01/34)	4,602	5,193,035
4.38%, 11/15/42 (Call 05/15/42)	3,391	3,745,190
4.55%, 11/30/25 (Call 09/30/25)	1,467	1,666,248
4.63%, 10/01/44 (Call 04/01/44)	2,300	2,654,752
4.80%, 11/30/28 (Call 08/30/28)	2,000	2,358,940
4.80%, 05/15/49 (Call 11/15/48)	890	1,049,212
5.25%, 11/15/41 (Call 08/15/41)	5,631	6,917,008
5.55%, 11/30/48 (Call 05/30/48)	1,723	2,188,038
7.38%, 11/01/29	1,365	1,889,965
9.40%, 05/15/39	1,494	2,575,043
Security	Par (000)	Value

Chemicals (continued)
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	$7,082	$7,727,453
4.49%, 11/15/25 (Call 09/25/25)	4,541	5,111,531
4.73%, 11/15/28 (Call 08/15/28)	8,341	9,623,846
5.32%, 11/15/38 (Call 05/15/38)	5,566	6,768,089
5.42%, 11/15/48 (Call 05/15/48)	5,153	6,490,049
Eastman Chemical Co.
3.50%, 12/01/21	1,083	1,122,140
3.60%, 08/15/22 (Call 05/15/22)	4,174	4,352,355
3.80%, 03/15/25 (Call 12/15/24)	3,922	4,268,352
4.50%, 12/01/28 (Call 09/01/28)	1,938	2,255,832
4.65%, 10/15/44 (Call 04/15/44)	3,279	3,777,638
4.80%, 09/01/42 (Call 03/01/42)	866	1,006,370
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	3,291	3,359,815
2.70%, 11/01/26 (Call 08/01/26)	2,526	2,685,012
3.25%, 01/14/23 (Call 11/19/22)	1,270	1,331,938
3.25%, 12/01/27 (Call 09/01/27)	635	698,564
3.95%, 12/01/47 (Call 06/01/47)	3,891	4,731,067
4.35%, 12/08/21	3,388	3,545,711
5.50%, 12/08/41	362	509,993
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	889	946,652
3.45%, 10/01/29 (Call 07/01/29)	658	712,838
3.95%, 02/01/22 (Call 11/01/21)	450	466,713
4.10%, 02/01/24 (Call 11/01/23)	1,708	1,841,583
4.50%, 10/01/49 (Call 04/01/49)	815	965,359
Huntsman International LLC
4.50%, 05/01/29 (Call 02/01/29)	1,282	1,397,418
5.13%, 11/15/22 (Call 08/15/22)	250	265,668
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,705	3,014,479
4.45%, 09/26/28 (Call 06/26/28)	540	618,289
5.00%, 09/26/48 (Call 03/26/48)	1,325	1,556,888
Lubrizol Corp. (The), 6.50%, 10/01/34	212	319,639
LYB International Finance BV
4.00%, 07/15/23	5,396	5,785,321
4.88%, 03/15/44 (Call 09/15/43)	2,860	3,324,864
5.25%, 07/15/43	3,554	4,263,485
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	3,473	3,732,190
LYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)	1,529	1,609,135
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,418	3,761,441
5.75%, 04/15/24 (Call 01/15/24)	4,833	5,535,767
6.00%, 11/15/21 (Call 08/17/21)	2,942	3,126,316
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	250	263,253
5.25%, 12/15/29 (Call 09/15/29)	1,835	1,925,686
5.65%, 12/01/44 (Call 06/01/44)	2,209	2,254,616
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	2,050	2,126,485
3.75%, 11/15/21 (Call 08/15/21)	2,671	2,733,849
4.05%, 11/15/27 (Call 08/15/27)	3,540	3,764,401
4.25%, 11/15/23 (Call 08/15/23)	5,178	5,574,842
4.88%, 11/15/41 (Call 05/15/41)	1,015	1,137,653
5.45%, 11/15/33 (Call 05/15/33)	1,517	1,768,048
5.63%, 11/15/43 (Call 05/15/43)	2,843	3,404,464
NewMarket Corp., 4.10%, 12/15/22	735	784,208

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	$2,055	$2,162,641
3.15%, 10/01/22 (Call 07/01/22)	2,265	2,350,708
3.38%, 03/15/25 (Call 12/15/24)	2,098	2,242,175
3.50%, 06/01/23 (Call 03/01/23)	331	348,735
3.63%, 03/15/24 (Call 12/15/23)	3,196	3,414,447
4.00%, 12/15/26 (Call 09/15/26)	3,482	3,819,580
4.13%, 03/15/35 (Call 09/15/34)	1,790	1,990,104
4.20%, 04/01/29 (Call 01/01/29)	949	1,083,350
4.90%, 06/01/43 (Call 12/01/42)	1,588	1,895,214
5.00%, 04/01/49 (Call 10/01/48)	1,347	1,692,721
5.25%, 01/15/45 (Call 07/15/44)	2,731	3,429,535
5.63%, 12/01/40	926	1,174,455
5.88%, 12/01/36	1,140	1,456,817
6.13%, 01/15/41 (Call 07/15/40)	1,670	2,200,709
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	1,233	1,273,652
2.80%, 08/15/29 (Call 05/15/29)	1,119	1,173,976
3.20%, 03/15/23 (Call 02/15/23)	780	818,571
3.75%, 03/15/28 (Call 12/15/27)(b)	2,989	3,364,209
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,875	1,909,575
2.45%, 02/15/22 (Call 11/15/21)	2,403	2,434,936
2.65%, 02/05/25 (Call 11/05/24)	4,217	4,462,514
2.70%, 02/21/23 (Call 11/21/22)	1,345	1,395,397
3.00%, 09/01/21	630	646,934
3.20%, 01/30/26 (Call 10/30/25)	1,921	2,070,704
3.55%, 11/07/42 (Call 05/07/42)	822	959,463
4.05%, 03/15/21	1,635	1,679,423
Rohm & Haas Co., 7.85%, 07/15/29	1,764	2,426,664
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,494	1,556,135
3.75%, 03/15/27 (Call 12/15/26)	3,681	3,958,179
4.25%, 01/15/48 (Call 07/15/47)	1,766	1,850,115
4.55%, 03/01/29 (Call 12/01/28)	1,614	1,828,936
5.25%, 06/01/45 (Call 12/01/44)	1,415	1,674,638
Sasol Financing International Ltd., 4.50%, 11/14/22	866	893,582
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	2,299	2,435,561
SASOL Financing USA LLC, 6.50%, 09/27/28
(Call 06/27/28)	15	16,472
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	3,120	3,194,194
2.95%, 08/15/29 (Call 05/15/29)	1,392	1,459,192
3.13%, 06/01/24 (Call 04/01/24)	1,151	1,219,300
3.45%, 08/01/25 (Call 05/01/25)	1,985	2,149,973
3.45%, 06/01/27 (Call 03/01/27)	6,583	7,183,633
3.80%, 08/15/49 (Call 02/15/49)	1,880	2,069,598
3.95%, 01/15/26 (Call 10/15/25)	1,625	1,807,666
4.00%, 12/15/42 (Call 06/15/42)	660	733,313
4.20%, 01/15/22 (Call 10/15/21)	2,421	2,517,186
4.50%, 06/01/47 (Call 12/01/46)	3,515	4,236,946
4.55%, 08/01/45 (Call 02/01/45)	175	209,106
Syngenta Finance NV, 3.13%, 03/28/22	3,119	3,155,336
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	3,963	4,238,389
4.38%, 11/15/47 (Call 05/15/47)	1,805	1,908,066
5.00%, 08/15/46 (Call 02/15/46)	2,655	2,990,300
		317,397,589
Security	Par (000)	Value

Commercial Services — 0.2%
American University (The), Series 2019, 3.67%, 04/01/49	$1,250	$1,537,088
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	3,095	3,408,554
Block Financial LLC
5.25%, 10/01/25 (Call 07/01/25)	1,789	2,018,296
5.50%, 11/01/22 (Call 05/01/22)	2,598	2,797,890
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	1,616	1,955,958
4.32%, 08/01/45	150	198,825
4.70%, 11/01/2111	1,000	1,409,170
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	2,371	2,432,219
3.25%, 06/01/22 (Call 03/01/22)	3,556	3,694,328
3.70%, 04/01/27 (Call 01/01/27)	2,823	3,164,131
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	960	1,434,259
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	980	988,065
2.60%, 12/01/24 (Call 11/01/24)	5,118	5,298,409
3.30%, 12/15/22 (Call 09/15/22)	1,935	2,020,991
3.95%, 06/15/23 (Call 05/15/23)	850	910,427
George Washington University (The)
4.87%, 09/15/45	1,100	1,566,686
Series 2014, 4.30%, 09/15/44	50	62,896
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	2,711	3,387,828
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	693	721,967
Series A, 5.22%, 10/01/2118 (Call 04/01/2118)	436	666,404
Series B, 4.32%, 04/01/49 (Call 10/01/48)	428	566,976
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/24)	1,871	1,937,477
3.20%, 08/15/29 (Call 05/15/29)	2,567	2,726,770
3.75%, 06/01/23 (Call 03/01/23)	1,291	1,366,562
3.80%, 04/01/21 (Call 03/01/21)	2,891	2,955,498
4.00%, 06/01/23 (Call 05/01/23)	275	293,695
4.15%, 08/15/49 (Call 02/15/49)	1,246	1,432,003
4.45%, 06/01/28 (Call 03/01/28)	1,691	1,940,981
4.80%, 04/01/26 (Call 01/01/26)	2,419	2,779,407
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	1,185	1,263,494
4.13%, 08/01/23 (Call 07/01/23)	900	967,671
4.25%, 05/01/29 (Call 02/01/29)	2,555	2,890,497
4.75%, 08/01/28 (Call 05/01/28)	1,189	1,389,263
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	2,340	2,986,308
Massachusetts Institute of Technology
3.89%, 07/01/2116	250	325,655
3.96%, 07/01/38	450	552,231
4.68%, 07/01/2114	2,043	3,138,845
5.60%, 07/01/2111	2,015	3,731,659
Series F, 2.99%, 07/01/50 (Call 01/01/50)	1,157	1,274,297
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)	3,704	3,815,194
2.75%, 12/15/21 (Call 11/15/21)	1,714	1,748,828
3.25%, 06/07/21 (Call 05/07/21)	699	714,063
3.25%, 01/15/28 (Call 10/15/27)	2,460	2,668,141
4.25%, 02/01/29 (Call 11/01/28)	1,376	1,624,313
4.50%, 09/01/22 (Call 06/01/22)	204	216,707
4.88%, 02/15/24 (Call 11/15/23)	4,295	4,766,978
4.88%, 12/17/48 (Call 06/17/48)	725	966,831

22	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.25%, 07/15/44	$775	$1,057,534
Northwestern University
4.64%, 12/01/44	200	275,406
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	1,364	1,698,562
PayPal Holdings Inc.
2.20%, 09/26/22	760	774,736
2.40%, 10/01/24 (Call 09/01/24)	3,450	3,546,980
2.65%, 10/01/26 (Call 08/01/26)	2,363	2,469,571
2.85%, 10/01/29 (Call 05/01/29)	3,441	3,631,976
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	2,240	2,526,362
3.30%, 07/15/56 (Call 01/15/56)	1,650	1,991,864
4.88%, 10/15/40	600	837,918
Princeton University, 5.70%, 03/01/39	2,300	3,397,514
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	1,204	1,265,356
4.00%, 03/18/29 (Call 12/18/28)	3,794	4,346,217
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	1,320	1,378,370
2.95%, 01/22/27 (Call 10/22/26)	2,562	2,734,423
3.25%, 12/01/49 (Call 06/01/49)	1,239	1,341,887
4.00%, 06/15/25 (Call 03/15/25)	5,750	6,413,837
4.40%, 02/15/26 (Call 11/15/25)	2,601	2,981,734
4.50%, 05/15/48 (Call 11/15/47)	1,275	1,691,492
Trustees of Boston University, Series CC, 4.06%,
10/01/48 (Call 04/01/48)	492	630,660
Trustees of the University of Pennsylvania (The), 3.61%, 02/15/2119 (Call 08/15/2118)	1,438	1,793,732
University of Chicago (The), 4.00%, 10/01/53 (Call 04/01/53)	830	1,061,155
University of Notre Dame du Lac, Series 2017, 3.39%,
02/15/48 (Call 08/15/47)	4,185	4,989,524
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	735	784,017
3.03%, 10/01/39	3,691	4,052,903
3.23%, 10/01/2120 (Call 04/01/2120)	652	705,503
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,500	1,909,755
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	2,136	2,376,834
4.13%, 09/12/22	2,606	2,771,403
4.13%, 03/15/29 (Call 12/15/28)	690	790,809
5.50%, 06/15/45 (Call 12/15/44)	1,766	2,395,332
5.80%, 05/01/21	56	58,689
William Marsh Rice University, 3.77%, 05/15/55	1,750	2,243,448
		161,640,238
Computers — 0.6%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	3,585	3,600,057
1.70%, 09/11/22	2,094	2,121,976
1.80%, 09/11/24 (Call 08/11/24)	1,712	1,744,631
2.05%, 09/11/26 (Call 07/11/26)	4,988	5,120,681
2.10%, 09/12/22 (Call 08/12/22)(b)	2,113	2,157,183
2.15%, 02/09/22	2,966	3,023,184
2.20%, 09/11/29 (Call 06/11/29)	5,070	5,218,855
2.30%, 05/11/22 (Call 04/11/22)	5,076	5,186,352
2.40%, 01/13/23 (Call 12/13/22)	3,923	4,047,594
2.40%, 05/03/23	14,343	14,823,204
2.45%, 08/04/26 (Call 05/04/26)	8,067	8,456,878
2.50%, 02/09/22 (Call 01/09/22)	4,758	4,875,856
2.50%, 02/09/25	5,105	5,353,256
Security	Par (000)	Value

Computers (continued)
2.70%, 05/13/22	$6,166	$6,348,267
2.75%, 01/13/25 (Call 11/13/24)	6,533	6,909,366
2.85%, 05/06/21	4,948	5,037,559
2.85%, 02/23/23 (Call 12/23/22)	5,370	5,605,045
2.85%, 05/11/24 (Call 03/11/24)	6,393	6,752,606
2.90%, 09/12/27 (Call 06/12/27)	5,258	5,668,439
2.95%, 09/11/49 (Call 03/11/49)	3,731	3,926,691
3.00%, 02/09/24 (Call 12/09/23)	4,321	4,579,482
3.00%, 06/20/27 (Call 03/20/27)	3,912	4,235,601
3.00%, 11/13/27 (Call 08/13/27)	5,733	6,239,396
3.20%, 05/13/25	10,041	10,877,315
3.20%, 05/11/27 (Call 02/11/27)	3,469	3,797,271
3.25%, 02/23/26 (Call 11/23/25)	9,301	10,159,110
3.35%, 02/09/27 (Call 11/09/26)	7,166	7,892,131
3.45%, 05/06/24	9,359	10,141,600
3.45%, 02/09/45	8,556	9,702,076
3.75%, 09/12/47 (Call 03/12/47)	1,812	2,146,368
3.75%, 11/13/47 (Call 05/13/47)	4,227	5,054,182
3.85%, 05/04/43	10,623	12,659,748
3.85%, 08/04/46 (Call 02/04/46)	4,139	4,924,665
4.25%, 02/09/47 (Call 08/09/46)	5,497	6,993,009
4.38%, 05/13/45	6,874	8,820,854
4.45%, 05/06/44	4,303	5,568,943
4.50%, 02/23/36 (Call 08/23/35)	5,974	7,607,172
4.65%, 02/23/46 (Call 08/23/45)	9,945	13,257,381
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(c)	5,879	6,317,515
4.42%, 06/15/21 (Call 05/15/21)(c)	9,343	9,641,509
4.90%, 10/01/26 (Call 08/01/26)(c)	5,818	6,526,982
5.30%, 10/01/29 (Call 07/01/29)(c)	5,552	6,388,742
5.45%, 06/15/23 (Call 04/15/23)(c)	9,909	10,914,169
6.02%, 06/15/26 (Call 03/15/26)(c)	14,028	16,425,806
8.10%, 07/15/36 (Call 01/15/36)(c)	4,660	6,399,392
8.35%, 07/15/46 (Call 01/15/46)(c)	6,862	9,311,391
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	2,422	2,614,089
4.75%, 04/15/27 (Call 01/15/27)(b)	2,470	2,714,728
Genpact Luxembourg Sarl
3.38%, 12/01/24 (Call 11/01/24)	3,000	3,143,550
3.70%, 04/01/22 (Call 03/01/22)	2,235	2,311,571
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	1,452	1,477,831
3.50%, 10/05/21 (Call 09/05/21)	998	1,027,311
4.40%, 10/15/22 (Call 08/15/22)	3,703	3,947,768
4.90%, 10/15/25 (Call 07/15/25)	8,441	9,595,729
6.20%, 10/15/35 (Call 04/15/35)	3,813	4,717,405
6.35%, 10/15/45 (Call 04/15/45)	4,183	5,222,350
HP Inc.
4.05%, 09/15/22	1,347	1,427,416
4.30%, 06/01/21	25	25,799
4.38%, 09/15/21	814	844,737
4.65%, 12/09/21	500	525,335
6.00%, 09/15/41	4,445	5,101,215
IBM Credit LLC
2.20%, 09/08/22	2,650	2,710,632
3.00%, 02/06/23	2,571	2,687,543
3.60%, 11/30/21	2,260	2,351,733
International Business Machines Corp.
1.88%, 08/01/22	4,406	4,469,094
2.25%, 02/19/21	2,750	2,771,615

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.50%, 01/27/22	$2,492	$2,548,967
2.80%, 05/13/21	4,627	4,710,795
2.85%, 05/13/22	6,108	6,308,770
2.88%, 11/09/22	4,303	4,480,111
2.90%, 11/01/21	3,118	3,202,934
3.00%, 05/15/24	8,455	8,967,880
3.30%, 05/15/26	5,587	6,113,184
3.30%, 01/27/27	3,020	3,307,866
3.38%, 08/01/23	6,004	6,398,883
3.45%, 02/19/26	3,583	3,918,763
3.50%, 05/15/29	7,972	8,941,953
3.63%, 02/12/24	5,777	6,233,845
4.00%, 06/20/42	3,491	4,141,303
4.15%, 05/15/39	6,645	8,040,317
4.25%, 05/15/49	9,081	11,285,685
4.70%, 02/19/46	3,430	4,503,247
5.60%, 11/30/39	2,523	3,553,368
5.88%, 11/29/32	2,878	3,930,398
6.22%, 08/01/27	1,525	1,961,074
6.50%, 01/15/28	915	1,203,756
7.00%, 10/30/25	1,955	2,490,123
7.13%, 12/01/96	215	387,211
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	587	624,656
3.38%, 06/15/21 (Call 04/15/21)	1,650	1,681,301
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	513	525,661
4.75%, 06/01/23	844	887,972
4.75%, 01/01/25	2,830	2,957,576
4.88%, 03/01/24 (Call 01/01/24)	1,616	1,707,466
4.88%, 06/01/27 (Call 03/01/27)	2,735	2,897,541
5.75%, 12/01/34 (Call 06/01/34)	1,195	1,238,319
		491,397,866
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
2.10%, 05/01/23	338	347,883
2.25%, 11/15/22	3,139	3,230,471
2.30%, 05/03/22	2,050	2,105,596
2.45%, 11/15/21	656	670,275
3.25%, 03/15/24	446	480,873
3.70%, 08/01/47 (Call 02/01/47)	1,375	1,713,126
4.00%, 08/15/45	2,883	3,704,511
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	910	914,468
2.00%, 12/01/24 (Call 11/01/24)	2,140	2,193,885
2.38%, 12/01/29 (Call 09/01/29)	1,420	1,475,465
3.13%, 12/01/49 (Call 06/01/49)	1,785	1,911,342
3.15%, 03/15/27 (Call 12/15/26)	1,646	1,794,930
4.15%, 03/15/47 (Call 09/15/46)	1,105	1,373,802
4.38%, 06/15/45 (Call 12/15/44)	2,491	3,157,243
6.00%, 05/15/37	1,634	2,358,891
Procter & Gamble Co. (The)
1.70%, 11/03/21	2,798	2,819,741
2.15%, 08/11/22	3,797	3,881,711
2.30%, 02/06/22	3,001	3,065,341
2.45%, 11/03/26	5,848	6,249,699
2.70%, 02/02/26	2,230	2,409,359
2.85%, 08/11/27	2,920	3,210,920
3.10%, 08/15/23	2,202	2,347,905
3.50%, 10/25/47	2,152	2,665,123
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
5.50%, 02/01/34	$1,183	$1,669,461
5.55%, 03/05/37	5	7,405
Unilever Capital Corp.
1.38%, 07/28/21	2,365	2,368,287
2.00%, 07/28/26	3,415	3,535,823
2.13%, 09/06/29 (Call 06/06/29)	944	960,633
2.20%, 05/05/22 (Call 04/05/22)	2,539	2,587,139
2.60%, 05/05/24 (Call 03/05/24)	2,654	2,782,772
2.75%, 03/22/21	250	253,395
2.90%, 05/05/27 (Call 02/05/27)	2,684	2,898,747
3.00%, 03/07/22	2,182	2,257,934
3.10%, 07/30/25	585	634,456
3.13%, 03/22/23 (Call 02/22/23)	912	960,400
3.25%, 03/07/24 (Call 02/07/24)	2,543	2,719,332
3.38%, 03/22/25 (Call 01/22/25)	1,314	1,431,905
3.50%, 03/22/28 (Call 12/22/27)	2,919	3,288,633
5.90%, 11/15/32	4,193	5,940,852
		88,379,734
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	1,775	2,006,300
4.20%, 05/15/47 (Call 11/15/46)	1,430	1,733,889
4.60%, 06/15/45 (Call 12/15/44)	3,464	4,431,357
		8,171,546
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	1,852	1,882,651
3.30%, 01/23/23 (Call 12/23/22)	2,842	2,933,427
3.50%, 05/26/22 (Call 04/26/22)	3,880	3,987,321
3.50%, 01/15/25 (Call 11/15/24)	2,606	2,733,486
3.65%, 07/21/27 (Call 04/21/27)	3,671	3,810,241
3.88%, 01/23/28 (Call 10/23/27)	2,089	2,187,663
3.95%, 02/01/22 (Call 01/01/22)	4,966	5,130,474
4.13%, 07/03/23 (Call 06/03/23)	3,131	3,347,102
4.45%, 12/16/21 (Call 11/16/21)	403	420,676
4.45%, 10/01/25 (Call 08/01/25)	1,171	1,286,344
4.45%, 04/03/26 (Call 02/03/26)	2,038	2,217,955
4.50%, 05/15/21	1,535	1,579,960
4.63%, 07/01/22	2,910	3,080,351
4.88%, 01/16/24 (Call 12/16/23)	1,102	1,197,940
5.00%, 10/01/21	4,431	4,650,512
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,716,125
4.25%, 02/15/24	750	816,683
Air Lease Corp.
2.25%, 01/15/23	581	584,689
2.30%, 02/01/25 (Call 01/01/25)	2,310	2,308,568
2.50%, 03/01/21	2,838	2,852,445
2.63%, 07/01/22 (Call 06/01/22)	3,476	3,521,153
2.75%, 01/15/23 (Call 12/15/22)	2,590	2,661,044
3.00%, 09/15/23 (Call 07/15/23)	3,109	3,195,213
3.00%, 02/01/30 (Call 11/01/29)	2,525	2,503,588
3.25%, 03/01/25 (Call 01/01/25)	1,539	1,598,236
3.25%, 10/01/29 (Call 07/01/29)	1,100	1,117,831
3.38%, 06/01/21	3,128	3,184,898
3.50%, 01/15/22	859	883,610
3.63%, 04/01/27 (Call 01/01/27)	2,826	2,984,199
3.63%, 12/01/27 (Call 09/01/27)	1,598	1,693,401

24	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.75%, 02/01/22 (Call 12/01/21)	$4,157	$4,282,375
3.75%, 06/01/26 (Call 04/01/26)	1,930	2,065,911
3.88%, 04/01/21 (Call 03/01/21)	860	877,217
3.88%, 07/03/23 (Call 06/03/23)	2,135	2,259,364
4.25%, 02/01/24 (Call 01/01/24)	1,607	1,733,857
4.25%, 09/15/24 (Call 06/15/24)	1,572	1,694,726
4.63%, 10/01/28 (Call 06/01/28)	1,610	1,819,413
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	2,105	2,225,890
4.25%, 06/15/26 (Call 04/15/26)	1,966	2,123,064
4.40%, 09/25/23 (Call 08/25/23)	2,550	2,720,213
5.00%, 04/01/23	2,360	2,564,730
5.50%, 02/15/22	1,508	1,607,241
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	5,112	5,362,488
4.13%, 02/13/22	3,961	4,133,937
4.63%, 05/19/22	3,088	3,242,400
4.63%, 03/30/25	4,333	4,751,611
5.13%, 09/30/24	4,584	5,078,247
8.00%, 11/01/31	4,381	6,080,549
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	5,042	5,157,815
2.50%, 07/30/24 (Call 06/29/24)	3,051	3,160,195
2.65%, 12/02/22	4,140	4,265,276
2.75%, 05/20/22 (Call 04/19/22)	1,634	1,674,115
3.00%, 10/30/24 (Call 09/29/24)	4,878	5,164,485
3.13%, 05/20/26 (Call 04/20/26)	3,421	3,701,796
3.38%, 05/17/21 (Call 04/17/21)	260	265,403
3.40%, 02/27/23 (Call 01/27/23)	3,750	3,945,562
3.40%, 02/22/24 (Call 01/22/24)	11,770	12,602,374
3.63%, 12/05/24 (Call 11/04/24)	3,120	3,376,838
3.70%, 11/05/21 (Call 10/05/21)	2,449	2,541,180
3.70%, 08/03/23 (Call 07/03/23)	1,192	1,275,964
4.05%, 12/03/42	3,965	4,988,803
4.20%, 11/06/25 (Call 10/06/25)	1,418	1,602,609
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/05/21)	9,106	9,171,836
2.70%, 03/03/22 (Call 01/31/22)	5,169	5,301,688
3.30%, 05/03/27 (Call 04/03/27)	9,444	10,358,935
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 02/02/26)	2,972	3,153,649
3.00%, 03/22/22	1,424	1,467,418
3.70%, 10/15/24	3,159	3,463,433
4.00%, 10/15/23	2,944	3,191,090
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	1,267	1,309,774
5.38%, 07/24/23	2,069	2,264,003
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	2,030	2,239,455
4.00%, 04/01/24 (Call 02/01/24)	3,365	3,632,719
4.25%, 06/02/26 (Call 03/02/26)	1,266	1,417,920
4.70%, 09/20/47 (Call 03/20/47)	2,216	2,675,621
4.85%, 03/29/29 (Call 12/29/28)	2,650	3,151,539
Brookfield Finance LLC, 3.45%, 04/15/50
(Call 10/15/49)	3,000	2,979,270
Capital One Bank USA N.A.
2.01%, 01/27/23 (Call 01/27/22)(a)	10,000	10,101,700
2.28%, 01/28/26 (Call 01/28/25)(a)	14,218	14,490,275
3.38%, 02/15/23	5,221	5,475,733
Security	Par (000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)	$1,649	$1,694,925
3.20%, 01/30/23 (Call 12/30/22)	6,393	6,636,126
3.20%, 02/05/25 (Call 01/05/25)	4,196	4,439,158
3.30%, 10/30/24 (Call 09/30/24)	6,607	7,047,158
3.45%, 04/30/21 (Call 03/30/21)	1,796	1,831,938
3.50%, 06/15/23	1,380	1,458,646
3.75%, 04/24/24 (Call 03/24/24)	2,354	2,544,627
3.75%, 07/28/26 (Call 06/28/26)	6,051	6,462,710
3.75%, 03/09/27 (Call 02/09/27)	5,004	5,468,321
3.80%, 01/31/28 (Call 12/31/27)	3,297	3,615,160
3.90%, 01/29/24 (Call 12/29/23)	2,756	2,962,424
4.20%, 10/29/25 (Call 09/29/25)	6,454	7,068,098
4.25%, 04/30/25 (Call 03/31/25)	1,700	1,894,276
4.75%, 07/15/21	8,344	8,714,474
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,905	2,117,998
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	3,983	4,146,940
3.00%, 03/10/25 (Call 12/10/24)	2,237	2,385,380
3.20%, 03/02/27 (Call 12/02/26)	2,180	2,361,420
3.20%, 01/25/28 (Call 10/25/27)	2,934	3,182,304
3.25%, 05/21/21 (Call 04/21/21)	1,156	1,178,704
3.25%, 05/22/29 (Call 02/22/29)	3,431	3,754,406
3.45%, 02/13/26 (Call 11/13/25)	3,245	3,572,485
3.55%, 02/01/24 (Call 01/01/24)	1,602	1,715,694
3.85%, 05/21/25 (Call 03/21/25)	1,993	2,212,788
4.00%, 02/01/29 (Call 11/01/28)	1,064	1,230,580
CME Group Inc.
3.00%, 09/15/22	1,527	1,594,524
3.00%, 03/15/25 (Call 12/15/24)	3,624	3,862,532
3.75%, 06/15/28 (Call 03/15/28)	1,752	1,976,203
4.15%, 06/15/48 (Call 12/15/47)	443	568,971
5.30%, 09/15/43 (Call 03/15/43)	4,391	6,341,438
Credit Suisse USA Inc., 7.13%, 07/15/32	2,889	4,396,365
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	1,790	1,926,828
3.85%, 11/21/22	2,131	2,262,483
3.95%, 11/06/24 (Call 08/06/24)	3,395	3,686,121
4.10%, 02/09/27 (Call 11/09/26)	4,366	4,770,772
4.50%, 01/30/26 (Call 11/30/25)	3,180	3,565,193
5.20%, 04/27/22	3,059	3,297,327
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,681	1,735,431
3.80%, 08/24/27 (Call 05/24/27)	1,724	1,895,866
4.50%, 06/20/28 (Call 03/20/28)	2,350	2,736,645
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,780	3,076,459
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,850,567
2.85%, 03/30/25	740	785,318
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	9,294	9,927,200
4.42%, 11/15/35	36,900	42,074,856
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	2,638	2,691,156
3.10%, 09/15/27 (Call 06/15/27)	2,455	2,631,735
3.45%, 09/21/23 (Call 08/21/23)	948	1,013,080
3.75%, 12/01/25 (Call 09/01/25)	3,904	4,271,640
3.75%, 09/21/28 (Call 06/21/28)	3,162	3,547,890
4.00%, 10/15/23	3,540	3,832,935

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 09/21/48 (Call 03/21/48)	$2,337	$2,857,450
International Lease Finance Corp.
4.63%, 04/15/21	1,297	1,338,024
5.88%, 08/15/22	3,376	3,696,349
8.63%, 01/15/22	1,868	2,084,277
Invesco Finance PLC
3.13%, 11/30/22	2,500	2,615,725
3.75%, 01/15/26	295	328,241
4.00%, 01/30/24	1,295	1,409,245
5.38%, 11/30/43	384	515,132
Janus Capital Group Inc., 4.88%, 08/01/25
(Call 05/01/25)	485	547,832
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	2,894	3,160,827
Jefferies Group LLC
5.13%, 01/20/23	2,041	2,227,670
6.25%, 01/15/36	2,303	2,866,959
6.45%, 06/08/27	1,090	1,312,927
6.50%, 01/20/43	1,439	1,815,586
6.88%, 04/15/21	1,115	1,175,143
Jefferies Group LLC/Jefferies Group Capital
Finance Inc.
4.15%, 01/23/30	1,471	1,593,167
4.85%, 01/15/27	4,108	4,644,505
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	2,032	2,186,168
3.75%, 02/13/25	2,218	2,424,496
4.38%, 03/11/29 (Call 12/11/28)	2,130	2,417,997
4.50%, 09/19/28 (Call 06/19/28)	2,723	3,127,774
Legg Mason Inc.
4.75%, 03/15/26	803	919,266
5.63%, 01/15/44	3,252	4,471,890
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	2,396	2,427,651
2.00%, 03/03/25 (Call 02/03/25)	9,333	9,581,724
2.95%, 11/21/26 (Call 08/21/26)	3,606	3,894,408
2.95%, 06/01/29 (Call 03/01/29)	3,893	4,231,808
3.38%, 04/01/24	6,206	6,701,611
3.50%, 02/26/28 (Call 11/26/27)	1,440	1,613,477
3.65%, 06/01/49 (Call 12/01/48)	2,342	2,818,831
3.80%, 11/21/46 (Call 05/21/46)	1,529	1,856,405
3.95%, 02/26/48 (Call 08/26/47)	1,102	1,375,891
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	1,698	1,859,599
4.25%, 06/01/24 (Call 03/01/24)	3,823	4,173,646
Nomura Holdings Inc.
2.65%, 01/16/25	5,200	5,327,920
3.10%, 01/16/30	5,200	5,383,456
ORIX Corp.
2.90%, 07/18/22	1,041	1,074,145
3.25%, 12/04/24	1,615	1,731,102
3.70%, 07/18/27	2,720	3,015,963
4.05%, 01/16/24	1,056	1,148,284
Private Export Funding Corp., Series EE, 2.80%,
05/15/22	100	103,517
Raymond James Financial Inc.
3.63%, 09/15/26	1,414	1,547,708
4.95%, 07/15/46	3,125	3,899,500
Stifel Financial Corp., 4.25%, 07/18/24	3,490	3,841,129
Security	Par (000)	Value

Diversified Financial Services (continued)
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	$1,265	$1,294,108
3.70%, 08/04/26 (Call 05/04/26)	5,435	5,774,851
3.75%, 08/15/21 (Call 06/15/21)	656	672,433
3.95%, 12/01/27 (Call 09/01/27)	1,234	1,323,095
4.25%, 08/15/24 (Call 05/15/24)	3,938	4,274,423
4.38%, 03/19/24 (Call 02/19/24)	1,390	1,506,732
4.50%, 07/23/25 (Call 04/24/25)	4,816	5,323,992
5.15%, 03/19/29 (Call 12/19/28)	2,438	2,842,342
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	1,191	1,243,071
2.95%, 04/01/22 (Call 02/01/22)	6,125	6,269,979
3.30%, 04/01/27 (Call 01/01/27)	3,062	3,306,654
3.63%, 04/01/25 (Call 01/01/25)	339	370,778
3.75%, 04/01/24 (Call 03/01/24)	1,400	1,518,650
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,886	1,927,247
2.75%, 09/15/27 (Call 06/15/27)	1,409	1,512,068
2.80%, 12/14/22 (Call 10/14/22)	7,332	7,611,349
3.15%, 12/14/25 (Call 09/14/25)	13,388	14,537,895
3.65%, 09/15/47 (Call 03/15/47)	3,270	3,911,868
4.15%, 12/14/35 (Call 06/14/35)	6,685	8,296,085
4.30%, 12/14/45 (Call 06/14/45)	12,201	15,866,546
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	1,700	1,747,600
3.60%, 03/15/22 (Call 02/15/22)	1,066	1,106,039
4.25%, 06/09/23 (Call 05/09/23)	1,047	1,123,421
6.20%, 11/17/36	2,390	2,846,418
		691,827,836
Electric — 1.8%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	2,571	2,624,374
3.80%, 10/01/47 (Call 04/01/47)	621	702,376
3.95%, 06/01/28 (Call 03/01/28)	1,025	1,158,394
Series G, 4.15%, 05/01/49 (Call 11/01/48)	1,716	2,060,401
Series H, 3.45%, 01/15/50 (Call 07/15/49)	893	970,593
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,420	1,550,384
3.15%, 09/15/49 (Call 03/15/49)	2,765	2,932,117
3.75%, 12/01/47 (Call 06/01/47)	880	1,017,896
3.80%, 06/15/49 (Call 12/15/48)	1,065	1,244,751
4.00%, 12/01/46 (Call 06/01/46)	915	1,088,136
4.25%, 09/15/48 (Call 03/15/48)	424	527,744
Alabama Power Co.
3.45%, 10/01/49 (Call 04/01/49)	850	930,716
3.75%, 03/01/45 (Call 09/01/44)	2,506	2,814,990
3.85%, 12/01/42	622	722,783
4.15%, 08/15/44 (Call 02/15/44)	1,315	1,576,672
4.30%, 01/02/46 (Call 07/02/45)	2,220	2,771,692
6.00%, 03/01/39	280	407,565
6.13%, 05/15/38	695	1,008,577
Series 13-A, 3.55%, 12/01/23	250	269,320
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	3,590	3,673,144
Series A, 4.30%, 07/15/48 (Call 01/15/48)	1,750	2,165,730
Series B, 3.70%, 12/01/47 (Call 06/01/47)	98	111,288
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	1,680	1,729,644
3.65%, 02/15/26 (Call 11/15/25)	1,518	1,640,852
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,450	1,493,341

26	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 03/01/25 (Call 12/01/24)	$400	$431,920
3.25%, 03/15/50 (Call 09/15/49)	1,785	1,957,485
3.70%, 12/01/47 (Call 06/01/47)	2,225	2,638,783
3.80%, 05/15/28 (Call 02/15/28)	1,550	1,783,818
4.15%, 03/15/46 (Call 09/15/45)	2,075	2,581,051
4.50%, 03/15/49 (Call 09/15/48)	940	1,239,822
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	978	1,051,350
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,145	1,187,594
Series I, 3.65%, 12/01/21	515	534,997
Series J, 4.30%, 12/01/28 (Call 09/01/28)	1,273	1,470,761
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	1,579	1,907,495
4.45%, 06/01/45 (Call 12/01/44)	526	646,259
4.60%, 03/30/21 (Call 12/30/20)	425	435,816
7.00%, 04/01/38	2,198	3,272,866
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,534	1,660,218
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	1,750	2,242,083
Arizona Public Service Co.
2.60%, 08/15/29 (Call 05/15/29)	1,100	1,157,662
2.95%, 09/15/27 (Call 06/15/27)	450	480,699
3.15%, 05/15/25 (Call 02/15/25)	1,475	1,583,383
3.50%, 12/01/49 (Call 06/01/49)	293	329,839
3.75%, 05/15/46 (Call 11/15/45)	1,726	1,999,830
4.20%, 08/15/48 (Call 02/15/48)	50	62,009
4.25%, 03/01/49 (Call 09/01/48)	1,050	1,331,390
4.35%, 11/15/45 (Call 05/15/45)	1,030	1,291,929
4.50%, 04/01/42 (Call 10/01/41)	1,030	1,303,156
5.05%, 09/01/41 (Call 03/01/41)	1,950	2,570,314
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	1,107	1,287,507
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,644	3,887,674
3.80%, 06/01/29 (Call 03/01/29)	2,504	2,809,889
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	1,180	1,520,229
Baltimore Gas & Electric Co.
3.20%, 09/15/49 (Call 03/15/49)	3,450	3,707,025
3.35%, 07/01/23 (Call 04/01/23)	1,299	1,372,069
3.50%, 11/15/21 (Call 08/15/21)	1,150	1,186,559
3.50%, 08/15/46 (Call 02/15/46)	2,250	2,538,360
3.75%, 08/15/47 (Call 02/15/47)	2,675	3,132,345
4.25%, 09/15/48 (Call 03/15/48)	335	415,199
6.35%, 10/01/36	200	293,454
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	1,350	1,402,812
3.25%, 04/15/28 (Call 01/15/28)	1,223	1,325,928
3.50%, 02/01/25 (Call 11/01/24)	1,845	1,997,120
3.75%, 11/15/23 (Call 08/15/23)	2,870	3,083,557
3.80%, 07/15/48 (Call 01/15/48)	3,475	3,975,296
4.45%, 01/15/49 (Call 07/15/48)	2,730	3,430,218
4.50%, 02/01/45 (Call 08/01/44)	3,179	3,957,187
5.15%, 11/15/43 (Call 05/15/43)	2,538	3,412,747
5.95%, 05/15/37	4,630	6,538,532
6.13%, 04/01/36	7,745	11,044,680
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	873	918,719
3.15%, 01/15/27 (Call 07/15/26)	885	927,976
3.88%, 10/15/49 (Call 04/15/49)	1,082	1,201,009
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,294,586
4.20%, 09/15/46 (Call 03/15/46)	405	464,215
Security	Par (000)	Value

Electric (continued)
4.25%, 11/30/23 (Call 08/30/23)	$1,148	$1,239,989
4.35%, 05/01/33 (Call 02/01/33)	2,825	3,382,542
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	2,450	2,465,190
2.25%, 08/01/22 (Call 05/01/22)	2,730	2,780,287
3.55%, 08/01/42 (Call 02/01/42)	1,372	1,556,822
3.95%, 03/01/48 (Call 09/01/47)	1,256	1,536,389
4.50%, 04/01/44 (Call 10/01/43)	1,903	2,484,595
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	2,509	2,689,046
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	1,239	1,588,609
Series K2, 6.95%, 03/15/33	125	189,296
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	665	687,377
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	1,413	1,444,948
2.50%, 09/01/24 (Call 08/01/24)	1,097	1,132,762
2.95%, 03/01/30 (Call 12/01/29)	3,082	3,251,233
3.60%, 11/01/21	209	216,336
3.70%, 09/01/49 (Call 03/01/49)	1,290	1,410,602
3.85%, 02/01/24 (Call 01/01/24)	1,742	1,887,474
4.25%, 11/01/28 (Call 08/01/28)	1,755	2,008,211
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	1,844	1,955,322
4.97%, 05/01/46 (Call 11/01/45)	1,430	1,760,473
Cleco Power LLC, 6.00%, 12/01/40	210	289,924
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,400	3,985,072
5.95%, 12/15/36	639	852,484
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	299	319,577
3.45%, 08/15/27 (Call 05/15/27)	2,945	3,237,380
4.88%, 03/01/44 (Call 09/01/43)	1,910	2,454,751
5.05%, 03/15/22 (Call 12/15/21)	2,227	2,364,540
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	500	525,680
3.40%, 09/01/21 (Call 06/01/21)	2,790	2,863,182
3.65%, 06/15/46 (Call 12/15/45)	1,606	1,837,521
3.70%, 08/15/28 (Call 05/15/28)	2,090	2,365,964
3.70%, 03/01/45 (Call 09/01/44)	1,400	1,624,784
3.80%, 10/01/42 (Call 04/01/42)	650	758,895
4.00%, 03/01/48 (Call 09/01/47)	1,861	2,238,671
4.00%, 03/01/49 (Call 09/01/48)	2,002	2,410,308
4.35%, 11/15/45 (Call 05/15/45)	2,057	2,607,597
4.60%, 08/15/43 (Call 02/15/43)	220	281,846
4.70%, 01/15/44 (Call 04/15/43)	175	228,359
5.90%, 03/15/36	373	530,413
6.45%, 01/15/38	1,676	2,557,961
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	2,050	2,215,066
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	1,835	2,137,188
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	835	888,899
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,242	1,280,800
4.00%, 04/01/48 (Call 10/01/47)	2,576	3,167,166
4.30%, 04/15/44 (Call 10/15/43)	1,550	1,954,380
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,238	2,433,489
Series A, 4.15%, 06/01/45 (Call 12/01/44)	2,300	2,862,787
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	1,125	1,266,300
3.80%, 05/15/28 (Call 02/15/28)	1,806	2,051,381
3.85%, 06/15/46 (Call 12/15/45)	2,019	2,303,517
3.95%, 03/01/43 (Call 09/01/42)	8,006	9,226,194

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.45%, 03/15/44 (Call 09/15/43)	$3,010	$3,706,935
4.50%, 12/01/45 (Call 06/01/45)	1,995	2,521,181
4.50%, 05/15/58 (Call 11/15/57)	2,135	2,745,994
4.63%, 12/01/54 (Call 06/01/54)	1,362	1,809,063
5.70%, 06/15/40	495	696,742
Series 05-A, 5.30%, 03/01/35	700	935,116
Series 06-A, 5.85%, 03/15/36	525	726,905
Series 06-B, 6.20%, 06/15/36	250	360,853
Series 07-A, 6.30%, 08/15/37	793	1,164,758
Series 08-B, 6.75%, 04/01/38	1,467	2,243,175
Series 09-C, 5.50%, 12/01/39	1,665	2,293,521
Series 12-A, 4.20%, 03/15/42.	50	60,015
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	3,760	4,374,760
Series A, 4.13%, 05/15/49 (Call 11/15/48)	1,450	1,778,556
Series B, 3.13%, 11/15/27 (Call 08/15/27)	316	343,438
Series C, 4.00%, 11/15/57 (Call 05/15/57)	260	307,718
Series C, 4.30%, 12/01/56 (Call 06/01/56)	2,390	2,971,822
Series D, 4.00%, 12/01/28 (Call 09/01/28)	1,662	1,923,815
Series E, 4.65%, 12/01/48 (Call 06/01/48)	2,124	2,805,613
Consolidated Edison Inc., 2.00%, 05/15/21
(Call 04/15/21)	3,501	3,528,378
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	1,436	1,481,320
3.10%, 08/15/50 (Call 02/15/50)	241	260,482
3.25%, 08/15/46 (Call 02/15/46)	400	441,560
3.38%, 08/15/23 (Call 05/15/23)	1,300	1,384,864
3.75%, 02/15/50 (Call 08/15/49)	1,355	1,639,252
3.80%, 11/15/28 (Call 08/15/28)	350	406,858
3.95%, 05/15/43 (Call 11/15/42)	676	815,263
3.95%, 07/15/47 (Call 01/15/47)	1,983	2,498,144
4.05%, 05/15/48 (Call 11/15/47)	1,455	1,831,190
4.35%, 04/15/49 (Call 10/15/48)	3,000	3,970,290
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)(c)	2,290	2,613,096
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	994	1,063,938
4.15%, 05/15/45 (Call 11/15/44)	1,600	1,945,792
Dominion Energy Inc.
2.72%, 08/15/21(d)	1,430	1,452,651
3.07%, 08/15/24(d)	2,708	2,856,967
3.90%, 10/01/25 (Call 07/01/25)	4,033	4,450,617
4.10%, 04/01/21(d)	331	339,556
4.25%, 06/01/28 (Call 03/01/28)	2,767	3,160,495
4.70%, 12/01/44 (Call 06/01/44)	2,480	3,092,014
5.75%, 10/01/54 (Call 10/01/24)(a)	1,154	1,244,093
7.00%, 06/15/38	2,730	3,993,990
Series A, 4.60%, 03/15/49 (Call 09/15/48)	1,950	2,466,731
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,482	1,515,226
Series B, 2.75%, 09/15/22 (Call 06/15/22)	818	837,370
Series B, 5.95%, 06/15/35	1,708	2,334,324
Series C, 2.00%, 08/15/21 (Call 07/15/21)	2,414	2,431,815
Series C, 4.05%, 09/15/42 (Call 03/15/42)	3,691	4,194,194
Series C, 4.90%, 08/01/41 (Call 02/01/41)	2,655	3,309,590
Series D, 2.85%, 08/15/26 (Call 05/15/26)	3,553	3,750,369
Series E, 6.30%, 03/15/33	695	956,709
Series F, 5.25%, 08/01/33	1,930	2,460,403
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	1,126	1,449,455
5.10%, 06/01/65 (Call 12/01/64)	2,035	2,990,636
5.30%, 05/15/33	40	53,470
Security	Par (000)	Value

Electric (continued)
5.45%, 02/01/41 (Call 08/01/40)	$1,215	$1,687,914
6.05%, 01/15/38	1,350	1,961,037
6.63%, 02/01/32	155	225,970
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	2,400	2,450,976
2.95%, 03/01/50 (Call 09/01/49)	3,000	3,085,470
3.38%, 03/01/25 (Call 12/01/24)	795	858,719
3.65%, 03/15/24 (Call 12/15/23)	3,425	3,688,006
3.70%, 03/15/45 (Call 09/15/44)	2,043	2,342,994
3.70%, 06/01/46 (Call 12/01/45)	810	966,735
3.75%, 08/15/47 (Call 02/15/47)	2,194	2,560,946
3.95%, 03/01/49 (Call 09/01/48)	1,466	1,777,334
4.30%, 07/01/44 (Call 01/01/44)	1,575	1,986,485
Series A, 4.05%, 05/15/48 (Call 11/15/47)	850	1,033,592
DTE Energy Co.
2.25%, 11/01/22	603	613,938
2.85%, 10/01/26 (Call 07/01/26)	2,729	2,860,647
2.95%, 03/01/30 (Call 10/01/29)	1,484	1,553,436
3.80%, 03/15/27 (Call 12/15/26)	3,293	3,631,191
6.38%, 04/15/33	33	46,101
Series B, 2.60%, 06/15/22	348	356,446
Series B, 3.30%, 06/15/22 (Call 04/15/22)	1,167	1,209,829
Series C, 2.53%, 10/01/24	1,163	1,203,728
Series C, 3.40%, 06/15/29 (Call 03/15/29)	1,434	1,548,017
Series C, 3.50%, 06/01/24 (Call 03/01/24)	2,608	2,785,970
Series D, 3.70%, 08/01/23 (Call 07/01/23)	1,434	1,527,167
Series F, 3.85%, 12/01/23 (Call 09/01/23)	2,613	2,803,540
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	1,047	1,094,764
2.45%, 02/01/30 (Call 11/01/29)	2,500	2,607,700
2.50%, 03/15/23 (Call 01/15/23)	2,591	2,677,073
2.95%, 12/01/26 (Call 09/01/26)	2,950	3,176,855
3.05%, 03/15/23 (Call 03/15/23)	2,724	2,854,561
3.20%, 08/15/49 (Call 02/15/49)	3,640	3,919,152
3.35%, 05/15/22	1,200	1,251,108
3.70%, 12/01/47 (Call 06/01/47)	2,312	2,684,209
3.75%, 06/01/45 (Call 12/01/44)	1,347	1,563,705
3.88%, 03/15/46 (Call 09/15/45)	2,890	3,411,934
3.90%, 06/15/21 (Call 03/15/21)	2,315	2,377,667
3.95%, 11/15/28 (Call 08/15/28)	877	1,011,576
3.95%, 03/15/48 (Call 09/15/47)	860	1,045,339
4.00%, 09/30/42 (Call 03/30/42)	362	432,648
4.25%, 12/15/41 (Call 06/15/41)	578	709,622
5.30%, 02/15/40	736	1,015,849
6.00%, 01/15/38	626	921,359
6.05%, 04/15/38	1,085	1,587,789
6.10%, 06/01/37	3,425	4,986,286
6.45%, 10/15/32	365	534,809
Series A, 6.00%, 12/01/28	1,465	1,896,530
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	4,920	4,938,794
2.40%, 08/15/22 (Call 07/15/22)	505	514,287
2.65%, 09/01/26 (Call 06/01/26)	4,040	4,206,610
3.05%, 08/15/22 (Call 05/15/22)	3,708	3,842,600
3.15%, 08/15/27 (Call 05/15/27)	1,744	1,871,172
3.40%, 06/15/29 (Call 03/15/29)	1,186	1,302,975
3.55%, 09/15/21 (Call 06/15/21)	3,575	3,660,621
3.75%, 04/15/24 (Call 01/15/24)	2,702	2,915,242
3.75%, 09/01/46 (Call 03/01/46)	5,537	6,137,875
3.95%, 10/15/23 (Call 07/15/23)	1,379	1,488,631

28	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.95%, 08/15/47 (Call 02/15/47)	$460	$523,931
4.20%, 06/15/49 (Call 12/15/48)	2,375	2,801,051
4.80%, 12/15/45 (Call 06/15/45)	3,325	4,186,541
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	2,093	2,196,938
3.10%, 08/15/21 (Call 05/15/21)	1,750	1,789,515
3.20%, 01/15/27 (Call 10/15/26)	1,375	1,496,495
3.40%, 10/01/46 (Call 04/01/46)	3,365	3,719,301
3.80%, 07/15/28 (Call 04/15/28)	3,420	3,908,239
3.85%, 11/15/42 (Call 05/15/42)	947	1,112,791
4.20%, 07/15/48 (Call 01/15/48)	535	673,453
5.65%, 04/01/40	1,091	1,565,727
6.35%, 09/15/37	300	447,036
6.40%, 06/15/38	2,410	3,721,642
Duke Energy Florida Project Finance LLC, Series 2026, 2.54%, 09/01/31	600	632,538
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	3,629	4,176,289
6.12%, 10/15/35	380	542,515
6.35%, 08/15/38	105	160,201
6.45%, 04/01/39	3,391	5,281,516
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	434	574,399
Duke Energy Ohio Inc.
3.65%, 02/01/29 (Call 11/01/28)	1,010	1,150,269
3.70%, 06/15/46 (Call 12/15/45)	870	1,016,612
3.80%, 09/01/23 (Call 06/01/23)	1,125	1,213,841
4.30%, 02/01/49 (Call 08/01/48)	445	561,247
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	995	1,025,487
3.00%, 09/15/21 (Call 06/15/21)	2,085	2,132,475
3.25%, 08/15/25 (Call 05/15/25)	1,310	1,420,210
3.38%, 09/01/23 (Call 08/01/23)	838	894,288
3.45%, 03/15/29 (Call 12/15/28)	1,098	1,227,399
3.60%, 09/15/47 (Call 03/15/47)	2,650	3,043,896
3.70%, 09/01/28 (Call 06/01/28)	595	675,307
3.70%, 10/15/46 (Call 04/15/46)	1,695	1,937,673
4.10%, 05/15/42 (Call 11/15/41)	3,365	4,080,836
4.10%, 03/15/43 (Call 09/15/42)	1,025	1,242,023
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,356,458
4.20%, 08/15/45 (Call 02/15/45)	2,869	3,571,675
4.38%, 03/30/44 (Call 09/30/43)	2,240	2,844,016
6.30%, 04/01/38	955	1,436,416
Edison International
2.40%, 09/15/22 (Call 08/15/22)	1,833	1,859,872
2.95%, 03/15/23 (Call 01/15/23)	2,806	2,875,168
3.13%, 11/15/22 (Call 10/15/22)	1,830	1,886,126
3.55%, 11/15/24 (Call 10/15/24)	3,425	3,629,404
4.13%, 03/15/28 (Call 12/15/27)	3,186	3,448,367
5.75%, 06/15/27 (Call 04/15/27)	575	677,373
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	2,182	2,739,566
6.00%, 05/15/35	250	330,745
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	2,628	2,670,206
3.55%, 06/15/26 (Call 03/15/26)	5,136	5,583,294
4.75%, 06/15/46 (Call 12/15/45)	4,752	5,833,983
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,836	1,981,117
Enel Chile SA, 4.88%, 06/12/28	1,159	1,316,636
Enel Generacion Chile SA, 4.25%, 04/15/24
(Call 01/15/24)	43	45,505
Security	Par (000)	Value

Electric (continued)
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	$1,977	$2,158,746
3.70%, 06/01/24 (Call 03/01/24)	3,235	3,504,896
4.20%, 04/01/49 (Call 10/01/48)	1,065	1,353,317
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	1,425	1,486,318
4.00%, 07/15/22 (Call 05/15/22)	3,560	3,734,226
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	82	96,202
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	3,395	3,532,396
3.05%, 06/01/31 (Call 03/01/31)	1,844	2,007,600
3.12%, 09/01/27 (Call 06/01/27)	1,130	1,219,462
3.25%, 04/01/28 (Call 01/01/28)	1,644	1,818,083
4.00%, 03/15/33 (Call 12/15/32)	1,530	1,834,730
4.05%, 09/01/23 (Call 06/01/23)	665	718,612
4.20%, 09/01/48 (Call 03/01/48)	1,775	2,257,055
4.20%, 04/01/50 (Call 10/01/49)	1,530	1,938,464
4.95%, 01/15/45 (Call 01/15/25)	610	680,742
5.40%, 11/01/24	121	141,497
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	2,870	3,047,222
3.85%, 06/01/49 (Call 12/01/48)	1,277	1,503,821
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	761	876,063
4.00%, 03/30/29 (Call 12/30/28)	2,010	2,331,982
5.15%, 06/01/45 (Call 06/01/25)	25	27,591
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	3,463	3,572,084
2.90%, 09/15/29 (Call 06/15/29)	3,013	3,127,765
4.85%, 06/01/21 (Call 03/01/21)	1,072	1,108,051
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,250	1,310,313
3.10%, 04/01/27 (Call 01/01/27)	1,425	1,525,619
3.25%, 09/01/49 (Call 03/01/49)	925	1,031,070
4.10%, 04/01/43 (Call 10/01/42)	565	682,125
4.13%, 03/01/42 (Call 09/01/41)	627	752,801
4.25%, 12/01/45 (Call 06/01/45)	1,745	2,208,647
Evergy Metro Inc.
3.15%, 03/15/23 (Call 12/15/22)	101	105,582
3.65%, 08/15/25 (Call 05/15/25)	1,350	1,486,580
4.20%, 06/15/47 (Call 12/15/46)	1,400	1,770,118
4.20%, 03/15/48 (Call 09/15/47)	1,366	1,744,068
5.30%, 10/01/41 (Call 04/01/41)	1,781	2,438,064
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	1,221	1,544,296
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	1,791	1,808,050
2.80%, 05/01/23 (Call 02/01/23)	1,269	1,313,402
3.45%, 01/15/50 (Call 07/15/49)	950	1,026,038
Series H, 3.15%, 01/15/25 (Call 10/15/24)	826	874,841
Series K, 2.75%, 03/15/22 (Call 02/15/22)	2,073	2,128,245
Series L, 2.90%, 10/01/24 (Call 08/01/24)	1,689	1,776,507
Series M, 3.30%, 01/15/28 (Call 10/15/27)	225	243,434
Series N, 3.80%, 12/01/23 (Call 11/01/23)	1,365	1,471,811
Series O, 4.25%, 04/01/29 (Call 01/01/29)	885	1,028,565
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	270	272,511
3.40%, 04/15/26 (Call 01/15/26)	2,055	2,237,751
3.50%, 06/01/22 (Call 05/01/22)	2,622	2,718,411
3.95%, 06/15/25 (Call 03/15/25)	3,876	4,291,585
4.45%, 04/15/46 (Call 10/15/45)	2,788	3,408,218

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.95%, 06/15/35 (Call 12/15/34)	$3,249	$4,034,998
5.10%, 06/15/45 (Call 12/15/44)	4,185	5,431,209
5.63%, 06/15/35	2,127	2,825,358
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	2,737	2,830,222
4.25%, 06/15/22 (Call 03/15/22)	2,945	3,104,531
5.60%, 06/15/42 (Call 12/15/41)	4,280	5,159,797
5.75%, 10/01/41 (Call 04/01/41)	1,675	2,022,278
6.25%, 10/01/39	2,923	3,697,390
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	1,017	1,048,029
Series B, 3.90%, 07/15/27 (Call 04/15/27)	3,653	4,047,707
Series B, 4.25%, 03/15/23 (Call 12/15/22)	5,058	5,423,693
Series C, 3.40%, 03/01/50 (Call 09/01/49)	2,000	2,026,080
Series C, 4.85%, 07/15/47 (Call 01/15/47)	3,734	4,609,511
Series C, 7.38%, 11/15/31	4,717	6,891,962
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	154	160,403
3.13%, 12/01/25 (Call 06/01/25)	867	935,744
3.15%, 10/01/49 (Call 04/01/49)	3,655	4,057,818
3.25%, 06/01/24 (Call 12/01/23)	2,225	2,335,916
3.70%, 12/01/47 (Call 06/01/47)	3,035	3,589,980
3.80%, 12/15/42 (Call 06/15/42)	795	935,922
3.95%, 03/01/48 (Call 09/01/47)	865	1,065,723
3.99%, 03/01/49 (Call 09/01/48)	3,100	3,875,744
4.05%, 06/01/42 (Call 12/01/41)	2,065	2,525,185
4.05%, 10/01/44 (Call 04/01/44)	1,493	1,861,607
4.13%, 02/01/42 (Call 08/01/41)	3,521	4,338,541
4.13%, 06/01/48 (Call 12/01/47)	1,615	2,064,681
5.25%, 02/01/41 (Call 08/01/40)	1,655	2,298,067
5.63%, 04/01/34	235	329,012
5.65%, 02/01/37	2,532	3,592,984
5.69%, 03/01/40	710	1,037,267
5.95%, 02/01/38	3,179	4,736,456
5.96%, 04/01/39	320	482,925
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	4,757	4,996,325
Georgia Power Co.
2.40%, 04/01/21 (Call 03/01/21)	1,295	1,308,080
2.85%, 05/15/22	412	424,916
3.25%, 04/01/26 (Call 03/01/26)	250	269,708
3.25%, 03/30/27 (Call 12/30/26)	2,530	2,717,498
4.30%, 03/15/42	4,456	5,274,835
4.30%, 03/15/43	1,213	1,451,063
Series 10-C, 4.75%, 09/01/40	1,440	1,806,264
Series A, 2.20%, 09/15/24 (Call 08/15/24)	647	660,348
Series B, 2.65%, 09/15/29 (Call 06/15/29)	544	562,006
Series B, 3.70%, 01/30/50 (Call 07/30/49)	25	28,246
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)	900	979,128
Hydro-Quebec, Series HK, 9.38%, 04/15/30	635	1,065,711
Iberdrola International BV, 6.75%, 07/15/36	1,190	1,811,716
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	1,532	1,746,511
4.25%, 08/15/48 (Call 02/15/48)	1,044	1,295,468
6.05%, 03/15/37	215	304,249
Series K, 4.55%, 03/15/46 (Call 09/15/45)	1,402	1,791,027
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,150	1,313,484
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	875	934,089
3.50%, 09/30/49 (Call 03/30/49)	574	636,509

Security	Par (000)	Value

Electric (continued)
3.60%, 04/01/29 (Call 01/01/29)	$192	$215,459
3.70%, 09/15/46 (Call 03/15/46)	1,517	1,708,203
4.10%, 09/26/28 (Call 06/26/28)	2,007	2,315,978
6.25%, 07/15/39	265	380,084
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	411	434,715
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	869	893,089
3.25%, 06/30/26 (Call 03/30/26)	670	719,312
3.35%, 11/15/27 (Call 08/15/27)	4,735	5,145,098
3.65%, 06/15/24 (Call 03/15/24)	517	554,865
5.30%, 07/01/43 (Call 01/01/43)	596	780,301
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	1,556	1,946,229
5.13%, 11/01/40 (Call 05/01/40)	2,019	2,700,352
Louisville Gas & Electric Co., Series 25, 3.30%,10/01/25 (Call 04/01/25)	1,160	1,258,960
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	1,525	1,646,710
3.15%, 04/15/50 (Call 10/15/49)	1,250	1,354,025
3.50%, 10/15/24 (Call 07/15/24)	3,418	3,695,405
3.65%, 04/15/29 (Call 01/15/29)	2,898	3,289,520
3.65%, 08/01/48 (Call 02/01/48)	2,665	3,098,889
3.95%, 08/01/47 (Call 02/01/47)	1,926	2,397,311
4.25%, 05/01/46 (Call 11/01/45)	1,800	2,250,900
4.25%, 07/15/49 (Call 01/15/49)	3,000	3,850,800
4.40%, 10/15/44 (Call 04/15/44)	689	890,650
4.80%, 09/15/43 (Call 03/15/43)	520	699,769
5.80%, 10/15/36	748	1,072,445
6.75%, 12/30/31	245	360,162
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	3,200	3,588,448
Series 12-A, 4.25%, 03/15/42	2,245	2,599,575
National Grid USA, 5.80%, 04/01/35	1,100	1,428,614
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (Call 08/15/22)	2,780	2,840,493
2.40%, 04/25/22 (Call 03/25/22)	1,954	1,998,532
2.40%, 03/15/30 (Call 12/15/29)	5,210	5,420,640
2.70%, 02/15/23 (Call 12/15/22)	499	509,743
2.85%, 01/27/25 (Call 10/27/24)	700	744,492
2.90%, 03/15/21	115	116,627
2.95%, 02/07/24 (Call 12/07/23)	1,570	1,661,798
3.05%, 02/15/22 (Call 11/15/21)	2,125	2,187,071
3.05%, 04/25/27 (Call 01/25/27)	1,250	1,361,375
3.25%, 11/01/25 (Call 08/01/25)	1,476	1,591,497
3.40%, 11/15/23 (Call 08/15/23)	2,515	2,643,617
3.40%, 02/07/28 (Call 11/07/27)	1,406	1,566,186
3.70%, 03/15/29 (Call 12/15/28)	1,859	2,141,642
3.90%, 11/01/28 (Call 08/01/28)	850	989,919
4.02%, 11/01/32 (Call 05/01/32)	1,845	2,245,291
4.30%, 03/15/49 (Call 09/15/48)	1,625	2,086,419
4.40%, 11/01/48 (Call 05/01/48)	1,045	1,384,395
4.75%, 04/30/43 (Call 04/30/23)(a)	2,891	3,006,351
5.25%, 04/20/46 (Call 04/20/26)(a)	489	531,176
Series C, 8.00%, 03/01/32	1,015	1,618,793
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	1,904	2,165,838
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	1,400	1,435,756
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	1,000	1,053,970
Series N, 6.65%, 04/01/36	250	370,798

30	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series R, 6.75%, 07/01/37	$850	$1,304,597
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21	292	296,523
2.75%, 11/01/29 (Call 08/01/29)	1,783	1,866,266
2.80%, 01/15/23 (Call 12/15/22)	1,623	1,685,275
2.90%, 04/01/22	1,938	1,995,132
3.15%, 04/01/24 (Call 03/01/24)	3,783	4,030,635
3.20%, 02/25/22	27	27,922
3.25%, 04/01/26 (Call 02/01/26)	3,163	3,404,084
3.30%, 08/15/22	13	13,542
3.50%, 04/01/29 (Call 01/01/29)	3,119	3,447,743
3.55%, 05/01/27 (Call 02/01/27)	6,099	6,698,227
4.50%, 06/01/21 (Call 03/01/21)	509	524,392
4.80%, 12/01/77 (Call 12/01/27)(a)	2,350	2,492,105
5.65%, 05/01/79 (Call 05/01/29)(a)	80	88,076
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,790	2,837,988
2.60%, 05/15/23 (Call 11/15/22)	1,393	1,438,760
2.90%, 03/01/50 (Call 09/01/49)	835	871,565
3.40%, 08/15/42 (Call 02/15/42)	515	560,181
3.60%, 05/15/46 (Call 11/15/45)	296	345,766
3.60%, 09/15/47 (Call 03/15/47)	1,613	1,868,031
4.00%, 08/15/45 (Call 02/15/45)	937	1,169,845
4.13%, 05/15/44 (Call 11/15/43)	725	886,110
5.35%, 11/01/39	740	1,052,850
6.20%, 07/01/37	325	480,149
6.25%, 06/01/36	980	1,440,286
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	2,975	3,671,031
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,406	1,435,624
3.20%, 05/15/27 (Call 02/15/27)	1,911	2,076,684
3.25%, 05/15/29 (Call 02/15/29)	1,186	1,310,874
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,700,231
5.50%, 03/15/40	100	141,006
Oglethorpe Power Corp.
5.05%, 10/01/48 (Call 04/01/48)	1,330	1,656,289
5.25%, 09/01/50	472	593,620
5.38%, 11/01/40	1,645	2,082,998
5.95%, 11/01/39	1,976	2,521,751
Ohio Edison Co., 6.88%, 07/15/36	865	1,315,639
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	815	990,991
4.15%, 04/01/48 (Call 10/01/47)	1,000	1,259,220
Series M, 5.38%, 10/01/21	639	680,394
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (Call 09/15/29)	695	767,857
3.80%, 08/15/28 (Call 02/15/28)	1,167	1,322,830
3.85%, 08/15/47 (Call 02/15/47)	1,115	1,274,412
4.15%, 04/01/47 (Call 10/01/46)	1,400	1,675,128
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	2,281	2,399,179
2.95%, 04/01/25 (Call 01/01/25)	647	692,348
3.10%, 09/15/49 (Call 03/15/49)	1,570	1,705,224
3.70%, 11/15/28 (Call 08/15/28)	2,832	3,229,386
3.75%, 04/01/45 (Call 10/01/44)	1,508	1,799,783
3.80%, 09/30/47 (Call 03/30/47)	1,259	1,527,003
3.80%, 06/01/49 (Call 12/01/48)	1,790	2,167,851
4.10%, 06/01/22 (Call 03/01/22)	1,485	1,565,264
4.10%, 11/15/48 (Call 05/15/48)	854	1,084,682
4.55%, 12/01/41 (Call 06/01/41)	601	778,674
Security	Par (000)	Value

Electric (continued)
5.25%, 09/30/40	$907	$1,273,473
5.30%, 06/01/42 (Call 12/01/41)	1,988	2,810,257
5.75%, 03/15/29 (Call 12/15/28)	529	690,916
7.00%, 09/01/22	4,488	5,099,310
7.00%, 05/01/32	462	694,645
7.25%, 01/15/33	545	833,278
7.50%, 09/01/38	1,344	2,239,198
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	914	939,354
2.95%, 06/01/23 (Call 03/01/23)	1,044	1,090,876
3.50%, 06/15/29 (Call 03/15/29)	1,670	1,877,798
3.60%, 04/01/24 (Call 01/01/24)	1,900	2,058,061
3.85%, 06/15/21 (Call 03/15/21)	1,495	1,535,694
4.10%, 02/01/42 (Call 08/01/41)	2,761	3,326,232
4.13%, 01/15/49 (Call 07/15/48)	331	413,158
4.15%, 02/15/50 (Call 08/15/49)	2,984	3,734,028
5.25%, 06/15/35	50	67,877
6.00%, 01/15/39	1,940	2,794,298
6.10%, 08/01/36	2,665	3,883,704
6.25%, 10/15/37	3,502	5,241,023
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	2,625	2,642,010
2.38%, 09/15/22 (Call 06/15/22)	935	956,066
3.00%, 09/15/49 (Call 03/15/49)	460	486,317
3.15%, 10/15/25 (Call 07/15/25)	2,725	2,934,498
3.70%, 09/15/47 (Call 03/15/47)	425	499,388
3.90%, 03/01/48 (Call 09/01/47)	720	879,530
4.15%, 10/01/44 (Call 04/01/44)	425	527,336
5.95%, 10/01/36	630	888,810
PNM Resources Inc., 3.25%, 03/09/21	1,505	1,527,093
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	2,194	2,358,067
4.15%, 03/15/43 (Call 09/15/42)	1,565	1,918,847
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,850	1,974,505
3.40%, 06/01/23 (Call 03/01/23)	2,190	2,285,791
3.50%, 12/01/22 (Call 09/01/22)	490	512,310
3.95%, 03/15/24 (Call 12/15/23)	1,248	1,346,317
4.00%, 09/15/47 (Call 03/15/47)	498	557,969
4.20%, 06/15/22 (Call 03/15/22)	2,690	2,833,431
4.70%, 06/01/43 (Call 12/01/42)	736	899,466
5.00%, 03/15/44 (Call 09/15/43)	2,253	2,859,485
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	3,060	3,127,993
3.00%, 10/01/49 (Call 04/01/49)	1,647	1,732,479
3.95%, 06/01/47 (Call 12/01/46)	2,733	3,285,066
4.13%, 06/15/44 (Call 12/15/43)	720	869,587
4.15%, 10/01/45 (Call 04/01/45)	1,125	1,405,294
4.15%, 06/15/48 (Call 12/15/47)	1,130	1,415,178
4.75%, 07/15/43 (Call 01/15/43)	150	198,728
6.25%, 05/15/39	1,830	2,762,714
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	2,156	2,221,047
6.00%, 12/01/39	2,941	4,198,719
7.00%, 10/30/31	750	1,080,735
7.75%, 03/01/31	729	1,073,008
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	1,550	1,578,257
3.85%, 06/01/23 (Call 05/01/23)	2,529	2,687,391
8.63%, 04/15/31	1,805	2,620,192

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$3,425	$3,492,986
3.60%, 09/15/42 (Call 03/15/42)	381	428,503
3.70%, 06/15/28 (Call 12/15/27)	1,763	2,014,421
3.80%, 06/15/47 (Call 12/15/46)	2,990	3,601,694
4.05%, 09/15/49 (Call 03/15/49)	2,375	3,015,252
4.10%, 06/15/48 (Call 12/15/47)	1,275	1,569,474
4.30%, 03/15/44 (Call 09/15/43)	2,955	3,670,760
Series 17, 6.25%, 09/01/37	210	320,632
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	1,025	1,118,234
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	100	106,863
3.60%, 07/01/49 (Call 01/01/49)	1,235	1,419,756
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	1,615	1,623,382
2.25%, 09/15/26 (Call 06/15/26)	903	938,208
2.38%, 05/15/23 (Call 02/15/23)	2,021	2,085,813
2.45%, 01/15/30 (Call 10/15/29)	1,000	1,051,640
3.00%, 05/15/25 (Call 02/15/25)	425	454,589
3.00%, 05/15/27 (Call 02/15/27)	1,479	1,603,251
3.15%, 01/01/50 (Call 07/01/49)	1,000	1,091,830
3.20%, 05/15/29 (Call 02/15/29)	999	1,111,108
3.20%, 08/01/49 (Call 02/01/49)	4,000	4,447,560
3.25%, 09/01/23 (Call 08/01/23)	1,130	1,199,585
3.60%, 12/01/47 (Call 06/01/47)	1,915	2,293,557
3.65%, 09/01/28 (Call 06/01/28)	275	314,567
3.65%, 09/01/42 (Call 03/01/42)	1,800	2,090,646
3.70%, 05/01/28 (Call 02/01/28)	1,475	1,686,132
3.80%, 01/01/43 (Call 07/01/42)	310	368,494
3.80%, 03/01/46 (Call 09/01/45)	1,160	1,391,640
3.85%, 05/01/49 (Call 11/01/48)	3,780	4,645,885
3.95%, 05/01/42 (Call 11/01/41)	105	126,251
4.05%, 05/01/48 (Call 11/01/47)	910	1,146,646
5.50%, 03/01/40	171	244,407
5.80%, 05/01/37	183	262,638
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	2,085	2,105,558
2.65%, 11/15/22 (Call 10/15/22)	1,375	1,413,170
2.88%, 06/15/24 (Call 05/15/24)	2,524	2,653,835
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	1,483	1,596,894
5.63%, 07/15/22 (Call 04/15/22)	2,545	2,754,275
6.00%, 09/01/21	830	886,025
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	1,300	1,444,404
4.22%, 06/15/48 (Call 12/15/47)	3,325	4,130,016
4.30%, 05/20/45 (Call 11/20/44)	627	795,556
5.76%, 10/01/39	795	1,128,192
5.80%, 03/15/40	840	1,200,864
6.27%, 03/15/37	585	845,027
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	2,225	2,294,976
3.00%, 08/15/21(b)	1,058	1,078,240
4.15%, 05/15/48 (Call 11/15/47)	1,065	1,313,401
4.50%, 08/15/40	226	285,275
6.00%, 06/01/39	500	745,175
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,000	1,066,420
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,710	3,143,437
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	1,000	1,234,280
Security	Par (000)	Value

Electric (continued)
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	$897	$926,188
2.90%, 02/01/23 (Call 01/01/23)	895	931,713
3.25%, 06/15/27 (Call 03/15/27)	2,635	2,824,852
3.40%, 02/01/28 (Call 10/01/27)	3,616	3,890,346
3.55%, 06/15/24 (Call 03/15/24)	868	932,892
3.75%, 11/15/25 (Call 08/15/25)	2,442	2,662,781
3.80%, 02/01/38 (Call 08/01/37)	2,844	3,164,775
4.00%, 02/01/48 (Call 08/01/47)	2,805	3,093,298
4.05%, 12/01/23 (Call 09/01/23)	697	751,011
6.00%, 10/15/39	2,824	3,898,532
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	2,505	2,623,612
Southern California Edison Co.
1.85%, 02/01/22	110	109,609
2.85%, 08/01/29 (Call 05/01/29)	3,210	3,406,966
3.65%, 02/01/50 (Call 08/01/49)	2,925	3,154,700
3.88%, 06/01/21 (Call 03/01/21)	2,910	2,978,152
4.00%, 04/01/47 (Call 10/01/46)	5,835	6,525,397
4.05%, 03/15/42 (Call 09/15/41)	970	1,096,197
4.50%, 09/01/40 (Call 03/01/40)	570	690,777
4.65%, 10/01/43 (Call 04/01/43)	3,930	4,768,072
5.50%, 03/15/40	1,111	1,495,006
5.63%, 02/01/36	475	629,579
6.00%, 01/15/34	550	764,946
6.05%, 03/15/39	4,917	6,848,693
6.65%, 04/01/29	460	587,765
Series 04-G, 5.75%, 04/01/35	425	581,970
Series 05-E, 5.35%, 07/15/35	1,423	1,885,375
Series 06-E, 5.55%, 01/15/37	1,745	2,336,049
Series 08-A, 5.95%, 02/01/38	1,542	2,136,780
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	1,341	1,504,401
Series A, 2.90%, 03/01/21	960	973,056
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,425	2,812,539
Series B, 2.40%, 02/01/22 (Call 12/01/21)	260	264,038
Series B, 3.65%, 03/01/28 (Call 12/01/27)	1,493	1,661,500
Series B, 4.88%, 03/01/49 (Call 09/01/48)	2,090	2,693,299
Series C, 3.50%, 10/01/23 (Call 07/01/23)	195	207,188
Series C, 3.60%, 02/01/45 (Call 08/01/44)	2,620	2,772,877
Series C, 4.13%, 03/01/48 (Call 09/01/47)	2,552	2,966,190
Series D, 3.40%, 06/01/23 (Call 05/01/23)	2,160	2,288,455
Series E, 3.70%, 08/01/25 (Call 06/01/25)	603	664,192
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	6,462	6,519,706
2.95%, 07/01/23 (Call 05/01/23)	3,954	4,119,870
3.25%, 07/01/26 (Call 04/01/26)	4,541	4,873,220
4.25%, 07/01/36 (Call 01/01/36)	3,117	3,576,446
4.40%, 07/01/46 (Call 01/01/46)	8,249	9,695,462
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	1,950	2,030,301
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	1,825	2,037,156
5.15%, 09/15/41	2,293	2,817,111
5.25%, 07/15/43	385	479,575
Series E, 2.50%, 12/15/21 (Call 11/15/21)	3,201	3,254,777
Series F, 4.95%, 12/15/46 (Call 06/15/46)	1,204	1,487,000
Southwestern Electric Power Co.
6.20%, 03/15/40	1,347	1,904,389
Series J, 3.90%, 04/01/45 (Call 10/01/44)	2,825	3,123,461
Series K, 2.75%, 10/01/26 (Call 07/01/26)	2,540	2,664,333
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2,283	2,555,545

32	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series M, 4.10%, 09/15/28 (Call 06/15/28)	$1,374	$1,556,055
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	1,548	1,745,587
3.70%, 08/15/47 (Call 02/15/47)	2,025	2,362,669
3.75%, 06/15/49 (Call 12/15/48)	1,025	1,205,011
4.50%, 08/15/41 (Call 02/15/41)	550	699,540
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	690	897,262
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	451	518,799
4.10%, 06/15/42 (Call 12/15/41)	761	921,122
4.30%, 06/15/48 (Call 12/15/47)	1,013	1,242,546
4.35%, 05/15/44 (Call 11/15/43)	2,355	2,976,155
4.45%, 06/15/49 (Call 12/15/48)	782	1,002,164
Toledo Edison Co. (The), 6.15%, 05/15/37	2,389	3,495,609
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	75	79,930
4.85%, 12/01/48 (Call 06/01/48)	85	113,625
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,979	2,132,828
3.25%, 10/01/49 (Call 04/01/49)	1,350	1,484,298
3.50%, 04/15/24 (Call 01/15/24)	1,846	1,988,437
3.50%, 03/15/29 (Call 12/15/28)	1,214	1,362,047
3.65%, 04/15/45 (Call 10/15/44)	1,280	1,486,528
3.90%, 09/15/42 (Call 03/15/42)	485	581,602
4.00%, 04/01/48 (Call 10/01/47)	1,110	1,358,540
5.30%, 08/01/37	90	122,149
8.45%, 03/15/39	35	62,277
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	1,175	1,201,614
3.30%, 12/01/49 (Call 06/01/49)	2,943	3,211,402
3.45%, 09/01/22 (Call 06/01/22)	405	424,023
3.45%, 02/15/24 (Call 11/15/23)	674	720,182
4.00%, 01/15/43 (Call 07/15/42)	590	701,138
4.45%, 02/15/44 (Call 08/15/43)	1,157	1,450,195
6.35%, 11/30/37	936	1,405,282
8.88%, 11/15/38	1,678	3,044,966
Series A, 2.88%, 07/15/29 (Call 04/15/29)	421	449,565
Series A, 3.10%, 05/15/25 (Call 02/15/25)	1,000	1,070,690
Series A, 3.15%, 01/15/26 (Call 10/15/25)	2,204	2,368,947
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,674	1,848,180
Series A, 3.80%, 04/01/28 (Call 01/01/28)	2,245	2,553,822
Series A, 6.00%, 05/15/37	1,495	2,129,822
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,180	1,257,750
Series B, 3.80%, 09/15/47 (Call 03/15/47)	1,746	2,050,171
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,245	1,516,908
Series B, 6.00%, 01/15/36	875	1,244,653
Series C, 2.75%, 03/15/23 (Call 12/15/22)	823	853,089
Series C, 4.00%, 11/15/46 (Call 05/15/46)	1,100	1,313,125
Series D, 4.65%, 08/15/43 (Call 02/15/43)	1,910	2,445,602
WEC Energy Group Inc.
3.10%, 03/08/22	621	638,282
3.38%, 06/15/21	508	520,141
3.55%, 06/15/25 (Call 03/15/25)	2,842	3,083,257
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)	700	707,287
2.95%, 09/15/21 (Call 06/15/21)	1,417	1,443,413
4.30%, 10/15/48 (Call 04/15/48)	485	603,413
5.70%, 12/01/36	240	337,699
Wisconsin Power & Light Co.
3.00%, 07/01/29 (Call 04/01/29)	1,370	1,492,916
Security	Par (000)	Value

Electric (continued)
3.05%, 10/15/27 (Call 07/15/27)	$970	$1,048,444
6.38%, 08/15/37	240	354,866
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	2,005	2,187,555
3.35%, 11/21/21	1,577	1,630,539
3.67%, 12/01/42	163	190,839
4.75%, 11/01/44 (Call 05/01/44)	932	1,265,600
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	2,860	2,881,536
2.60%, 03/15/22 (Call 02/15/22)	1,555	1,591,480
2.60%, 12/01/29 (Call 06/01/29)	1,200	1,230,516
3.30%, 06/01/25 (Call 12/01/24)	1,921	2,066,612
3.35%, 12/01/26 (Call 06/01/26)	2,142	2,331,032
3.50%, 12/01/49 (Call 06/01/49)	1,150	1,270,233
4.00%, 06/15/28 (Call 12/15/27)	1,760	2,001,437
6.50%, 07/01/36	659	950,443
		1,372,028,302
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	1,206	1,231,905
3.15%, 06/01/25 (Call 03/01/25)	3,230	3,464,401
5.25%, 11/15/39	1,250	1,697,975
		6,394,281
Electronics — 0.2%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	867	904,030
3.05%, 09/22/26 (Call 06/22/26)	2,184	2,317,901
3.20%, 10/01/22 (Call 07/01/22)	1,060	1,099,665
3.88%, 07/15/23 (Call 04/15/23)	3,440	3,661,605
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,515	2,669,371
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	2,734	2,896,837
3.55%, 10/01/27 (Call 07/01/27)	1,360	1,484,780
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	3,250	3,324,620
3.20%, 04/01/24 (Call 02/01/24)	1,185	1,245,968
4.35%, 06/01/29 (Call 03/01/29)	1,079	1,243,958
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	2,095	2,177,501
3.50%, 04/01/22 (Call 02/01/22)	2,260	2,328,501
3.88%, 01/12/28 (Call 10/12/27)	2,522	2,674,732
4.00%, 04/01/25 (Call 01/01/25)	1,620	1,748,450
4.50%, 03/01/23 (Call 12/01/22)	1,523	1,623,746
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	139	143,246
4.63%, 04/15/26 (Call 01/15/26)	1,278	1,389,914
4.88%, 12/01/22	3,099	3,331,983
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	2,622	2,910,394
4.88%, 06/15/29 (Call 03/15/29)	1,221	1,356,555
5.00%, 02/15/23	2,638	2,861,307
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	1,420	1,446,682
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	3,264	3,293,507
3.15%, 06/15/26 (Call 03/15/26)	3,040	3,215,560
4.30%, 06/15/46 (Call 12/15/45)	2,500	2,941,875
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	7,326	7,400,725
2.15%, 08/08/22 (Call 07/08/22)	1,740	1,776,923

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.30%, 08/15/24 (Call 07/15/24)	$3,195	$3,318,263
2.50%, 11/01/26 (Call 08/01/26)	7,335	7,758,523
2.70%, 08/15/29 (Call 05/15/29)	3,874	4,150,875
3.81%, 11/21/47 (Call 05/21/47)	2,947	3,726,747
4.25%, 03/01/21	3,660	3,761,711
5.70%, 03/15/36	285	406,262
5.70%, 03/15/37	738	1,072,491
Series 30, 5.38%, 03/01/41	57	83,035
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	400	423,360
3.35%, 03/01/26 (Call 12/01/25)	1,450	1,539,276
3.50%, 02/15/28 (Call 11/15/27)	1,785	1,945,971
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	2,903	3,124,209
4.70%, 09/15/22	1,276	1,368,446
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	360	379,483
4.55%, 10/30/24 (Call 07/30/24)	2,370	2,634,871
4.60%, 04/06/27 (Call 01/06/27)	3,522	4,027,266
Legrand France SA, 8.50%, 02/15/25	1,100	1,467,048
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	1,052	1,100,013
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	3,235	3,326,292
2.80%, 12/15/21 (Call 11/15/21)	807	825,036
2.95%, 09/15/29 (Call 06/15/29)	1,765	1,872,400
3.13%, 11/15/22 (Call 08/15/22)	1,950	2,028,292
3.65%, 09/15/23 (Call 08/15/23)	2,047	2,190,147
3.80%, 12/15/26 (Call 09/15/26)	2,725	3,025,949
3.85%, 12/15/25 (Call 09/15/25)	1,320	1,464,210
4.20%, 09/15/28 (Call 06/15/28)	736	848,093
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	2,928	2,991,040
4.95%, 02/15/27 (Call 11/16/26)	4,117	4,334,419
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	1,812	1,925,975
4.75%, 12/01/24 (Call 09/01/24)	2,294	2,536,568
4.90%, 06/15/28 (Call 03/15/28)	1,510	1,732,196
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	845	907,784
3.45%, 08/01/24 (Call 05/01/24)	608	650,025
3.70%, 02/15/26 (Call 11/15/25)	975	1,067,069
7.13%, 10/01/37	305	490,248
		137,973,929
Engineering & Construction — 0.0%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	4,050	3,907,521
4.25%, 09/15/28 (Call 06/15/28)(b)	2,960	2,774,201
		6,681,722
Environmental Control — 0.1%
Republic Services Inc.
2.30%, 03/01/30 (Call 12/01/29)	4,000	4,018,360
2.50%, 08/15/24 (Call 07/15/24)	1,585	1,634,642
2.90%, 07/01/26 (Call 04/01/26)	1,876	1,986,740
3.05%, 03/01/50 (Call 09/01/49)	3,595	3,580,728
3.20%, 03/15/25 (Call 12/15/24)	3,720	3,969,128
3.38%, 11/15/27 (Call 08/15/27)	3,520	3,868,515
3.55%, 06/01/22 (Call 03/01/22)	4,348	4,524,007
3.95%, 05/15/28 (Call 02/15/28)	2,479	2,832,381
4.75%, 05/15/23 (Call 02/15/23)	2,135	2,328,986
Security	Par (000)	Value

Environmental Control (continued)
5.25%, 11/15/21	$827	$879,639
5.70%, 05/15/41 (Call 11/15/40)	50	70,564
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	2,000	2,059,740
3.50%, 05/01/29 (Call 02/01/29)	2,499	2,772,291
4.25%, 12/01/28 (Call 09/01/28)	2,456	2,852,939
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	775	799,506
2.90%, 09/15/22 (Call 06/15/22)	4,476	4,631,362
2.95%, 06/15/24 (Call 05/15/24)	1,592	1,680,722
3.13%, 03/01/25 (Call 12/01/24)	2,855	3,051,909
3.15%, 11/15/27 (Call 08/15/27)	3,218	3,462,890
3.20%, 06/15/26 (Call 04/15/26)	1,624	1,761,780
3.45%, 06/15/29 (Call 03/15/29)	1,213	1,341,457
3.50%, 05/15/24 (Call 02/15/24)	3,700	3,988,489
3.90%, 03/01/35 (Call 09/01/34)	1,975	2,334,075
4.00%, 07/15/39 (Call 01/15/39)	2,345	2,796,014
4.10%, 03/01/45 (Call 09/01/44)	3,663	4,459,153
4.15%, 07/15/49 (Call 01/15/49)	1,705	2,124,788
		69,810,805
Food — 0.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	1,005	1,376,448
Bestfoods, Series E, 7.25%, 12/15/26	600	810,984
Campbell Soup Co.
2.50%, 08/02/22	430	439,481
3.30%, 03/19/25 (Call 12/19/24)	2,143	2,262,987
3.65%, 03/15/23 (Call 02/15/23)	3,627	3,836,459
3.95%, 03/15/25 (Call 01/15/25)	3,205	3,501,206
4.15%, 03/15/28 (Call 12/15/27)	4,299	4,790,806
4.80%, 03/15/48 (Call 09/15/47)	2,575	3,139,466
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	3,991	4,148,365
3.80%, 10/22/21	1,945	2,012,764
4.30%, 05/01/24 (Call 04/01/24)	3,426	3,730,434
4.60%, 11/01/25 (Call 09/01/25)	1,752	1,962,941
4.85%, 11/01/28 (Call 08/01/28)	2,249	2,619,163
5.30%, 11/01/38 (Call 05/01/38)	3,951	4,804,614
5.40%, 11/01/48 (Call 05/01/48)	2,559	3,234,576
7.00%, 10/01/28	3,265	4,262,066
8.25%, 09/15/30	60	86,175
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	1,437	1,533,365
4.38%, 04/01/22 (Call 01/01/22)	488	512,405
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	2,340	2,405,707
3.15%, 12/15/21 (Call 09/15/21)	1,416	1,453,637
3.20%, 04/16/21	1,143	1,166,054
3.20%, 02/10/27 (Call 11/10/26)	2,143	2,320,355
3.65%, 02/15/24 (Call 11/15/23)	4,442	4,766,533
3.70%, 10/17/23 (Call 09/17/23)	1,058	1,138,641
4.00%, 04/17/25 (Call 02/17/25)	1,670	1,850,744
4.15%, 02/15/43 (Call 08/15/42)	445	506,757
4.20%, 04/17/28 (Call 01/17/28)	3,639	4,186,451
4.55%, 04/17/38 (Call 10/17/37)	890	1,062,838
4.70%, 04/17/48 (Call 10/17/47)	1,430	1,779,235
5.40%, 06/15/40	3,490	4,561,430
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	1,000	1,031,550
2.30%, 08/15/26 (Call 05/15/26)	3,065	3,216,534
2.45%, 11/15/29 (Call 08/15/29)	1,128	1,185,009

34	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.10%, 05/15/21	$1,518	$1,551,123
3.13%, 11/15/49 (Call 05/15/49)	1,559	1,704,377
3.20%, 08/21/25 (Call 05/21/25)	555	605,888
3.38%, 05/15/23 (Call 04/15/23)	2,560	2,721,050
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	2,270	2,409,832
JM Smucker Co. (The)
3.00%, 03/15/22	1,413	1,457,637
3.38%, 12/15/27 (Call 09/15/27)	1,802	1,946,953
3.50%, 10/15/21	210	216,898
3.50%, 03/15/25	5,930	6,430,788
4.25%, 03/15/35	3,010	3,464,751
4.38%, 03/15/45	1,631	1,846,422
Kellogg Co.
2.65%, 12/01/23	3,119	3,227,666
3.25%, 04/01/26	2,473	2,661,096
3.40%, 11/15/27 (Call 08/15/27)	4,154	4,519,303
4.30%, 05/15/28 (Call 02/15/28)	2,260	2,590,887
4.50%, 04/01/46	1,252	1,475,507
Series B, 7.45%, 04/01/31	2,512	3,674,554
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	945	1,264,438
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	2,491	2,581,448
2.80%, 08/01/22 (Call 07/01/22)	1,025	1,055,166
2.95%, 11/01/21 (Call 10/01/21)	2,086	2,131,350
3.40%, 04/15/22 (Call 01/15/22)	100	103,717
3.50%, 02/01/26 (Call 11/01/25)	1,236	1,342,247
3.70%, 08/01/27 (Call 05/01/27)	2,440	2,699,055
3.85%, 08/01/23 (Call 05/01/23)	3,355	3,607,296
3.88%, 10/15/46 (Call 04/15/46)	2,768	2,828,204
3.95%, 01/15/50 (Call 07/15/49)	2,100	2,176,608
4.00%, 02/01/24 (Call 11/01/23)	3,052	3,313,251
4.45%, 02/01/47 (Call 08/01/46)	3,249	3,618,866
4.50%, 01/15/29 (Call 10/15/28)(b)	1,251	1,467,323
4.65%, 01/15/48 (Call 07/15/47)	2,320	2,635,961
5.00%, 04/15/42 (Call 10/15/41)	605	714,559
5.15%, 08/01/43 (Call 02/01/43)	1,608	1,961,454
5.40%, 07/15/40 (Call 01/15/40)	1,946	2,397,764
5.40%, 01/15/49 (Call 07/15/48)	2,303	2,909,817
6.90%, 04/15/38	1,145	1,588,584
7.50%, 04/01/31	698	998,049
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	1,699	1,745,841
3.15%, 08/15/24 (Call 06/15/24)	2,803	2,977,739
3.40%, 08/15/27 (Call 05/15/27)	3,491	3,791,750
4.20%, 08/15/47 (Call 02/15/47)	1,920	2,300,659
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	1,175	1,252,503
3.63%, 02/13/26 (Call 12/13/25)	1,857	2,065,225
4.13%, 05/07/28 (Call 02/07/28)	2,655	3,088,190
4.63%, 05/07/48 (Call 11/07/47)	1,570	1,995,517
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	1,288	1,305,852
2.60%, 06/12/22	2,408	2,473,257
3.25%, 07/15/27 (Call 04/15/27)	2,849	3,082,191
3.30%, 07/15/26 (Call 04/15/26)	4,092	4,451,114
3.55%, 03/15/25 (Call 01/15/25)	2,000	2,179,060
3.75%, 10/01/25 (Call 07/01/25)	2,436	2,690,976
4.45%, 03/15/48 (Call 09/15/47)	1,393	1,691,102
4.50%, 04/01/46 (Call 10/01/45)	1,680	2,029,440
4.85%, 10/01/45 (Call 04/01/45)	3,544	4,482,132
Security	Par (000)	Value

Food (continued)
5.38%, 09/21/35	$1,319	$1,790,041
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	1,897	1,918,379
3.55%, 06/02/27 (Call 03/02/27)	4,679	5,112,088
3.90%, 09/28/23 (Call 08/28/23)	450	487,467
3.95%, 08/15/24 (Call 05/15/24)	4,870	5,321,400
4.00%, 03/01/26 (Call 01/01/26)	1,441	1,610,548
4.35%, 03/01/29 (Call 12/01/28)	2,460	2,886,392
4.50%, 06/15/22 (Call 03/15/22)	5,579	5,925,344
4.55%, 06/02/47 (Call 12/02/46)	1,264	1,539,021
4.88%, 08/15/34 (Call 02/15/34)	3,980	4,941,568
5.10%, 09/28/48 (Call 03/28/48)	2,411	3,146,765
5.15%, 08/15/44 (Call 02/15/44)	1,911	2,470,675
		246,348,305
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	1,076	1,106,731
4.50%, 08/01/24 (Call 05/01/24)	1,010	1,066,903
5.50%, 11/02/47 (Call 05/02/47)	1,430	1,546,202
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	1,350	1,409,009
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	259	269,142
5.25%, 05/12/24	1,074	1,161,961
5.50%, 01/17/27(b)	2,105	2,305,038
Georgia-Pacific LLC
7.75%, 11/15/29	1,250	1,834,337
8.00%, 01/15/24	391	483,163
8.88%, 05/15/31	1,050	1,713,579
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	4,734	5,047,722
3.65%, 06/15/24 (Call 03/15/24)	3,231	3,470,159
3.80%, 01/15/26 (Call 10/15/25)	3,544	3,923,385
4.35%, 08/15/48 (Call 02/15/48)	2,810	3,098,784
4.40%, 08/15/47 (Call 02/15/47)	4,636	5,042,206
4.80%, 06/15/44 (Call 12/15/43)	3,355	3,903,542
5.00%, 09/15/35 (Call 03/15/35)	3,160	3,937,139
5.15%, 05/15/46 (Call 11/15/45)	2,983	3,578,108
6.00%, 11/15/41 (Call 05/15/41)	1,959	2,575,615
7.30%, 11/15/39	817	1,199,830
7.50%, 08/15/21	207	224,181
Suzano Austria GmbH
5.00%, 01/15/30 (Call 11/15/29)	200	208,840
6.00%, 01/15/29 (Call 10/15/28)	4,410	4,960,544
		54,066,120
Gas — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	415	437,003
3.00%, 06/15/27 (Call 03/15/27)	1,815	1,961,053
3.38%, 09/15/49 (Call 03/15/49)	1,205	1,332,634
4.13%, 10/15/44 (Call 04/15/44)	600	721,374
4.13%, 03/15/49 (Call 09/15/48)	1,775	2,185,433
4.15%, 01/15/43 (Call 07/15/42)	2,259	2,698,037
4.30%, 10/01/48 (Call 04/01/48)	770	978,162
5.50%, 06/15/41 (Call 12/15/40)	2,205	3,039,593
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	1,399	1,475,987
4.00%, 04/01/28 (Call 01/01/28)	1,975	2,226,181
4.10%, 09/01/47 (Call 03/01/47)	1,110	1,306,936
5.85%, 01/15/41 (Call 07/15/40)	783	1,085,418

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	$1,655	$1,756,716
3.60%, 12/15/24 (Call 09/15/24)	152	164,044
4.60%, 12/15/44 (Call 06/15/44)	865	1,016,392
4.80%, 11/01/43 (Call 05/01/43)	3,959	4,895,897
Series A, 2.50%, 11/15/24 (Call 10/15/24)	1,475	1,519,398
Series B, 3.00%, 11/15/29 (Call 09/15/29)	3,625	3,802,734
Series C, 3.90%, 11/15/49 (Call 08/15/49)	2,000	2,171,300
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,480	1,552,357
3.95%, 09/15/27 (Call 06/15/27)	2,455	2,603,822
4.75%, 09/01/28 (Call 06/01/28)	1,389	1,541,137
4.90%, 12/01/21 (Call 09/01/21)	3,723	3,895,263
5.20%, 07/15/25 (Call 04/15/25)	1,100	1,237,390
NiSource Inc.
2.65%, 11/17/22 (Call 10/17/22)	50	51,248
2.95%, 09/01/29 (Call 06/01/29)	1,369	1,439,859
3.49%, 05/15/27 (Call 02/15/27)	4,083	4,466,761
3.65%, 06/15/23 (Call 05/15/23)	394	418,885
3.95%, 03/30/48 (Call 12/30/47)	2,025	2,265,408
4.38%, 05/15/47 (Call 11/15/46)	3,114	3,688,440
4.80%, 02/15/44 (Call 08/15/43)	2,072	2,559,873
5.25%, 02/15/43 (Call 08/15/42)	725	943,196
5.65%, 02/01/45 (Call 08/01/44)	1,937	2,628,955
5.80%, 02/01/42 (Call 08/01/41)	1,560	2,118,262
5.95%, 06/15/41 (Call 12/15/40)	2,100	2,898,609
6.25%, 12/15/40	500	696,770
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	593	634,071
4.50%, 11/01/48 (Call 05/01/48)	1,525	2,032,047
4.66%, 02/01/44 (Call 08/01/43)	912	1,180,101
Piedmont Natural Gas Co. Inc.
3.50%, 06/01/29 (Call 03/01/29)	2,723	3,047,282
3.64%, 11/01/46 (Call 05/01/46)	1,635	1,798,238
4.65%, 08/01/43 (Call 02/01/43)	695	869,570
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	2,897	3,108,046
3.20%, 06/15/25 (Call 03/15/25)	917	989,351
3.75%, 09/15/42 (Call 03/15/42)	50	57,733
5.13%, 11/15/40	1,940	2,571,276
Series KK, 5.75%, 11/15/35	50	67,853
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	2,285	2,408,687
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	1,270	1,590,472
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	495	627,502
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	550	691,444
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	3,028	3,113,390
3.25%, 06/15/26 (Call 03/15/26)	1,000	1,081,460
3.50%, 09/15/21 (Call 06/15/21)	975	998,751
3.95%, 10/01/46 (Call 04/01/46)	2,110	2,383,878
4.40%, 06/01/43 (Call 12/01/42)	1,322	1,564,666
4.40%, 05/30/47 (Call 11/30/46)	930	1,125,644
5.88%, 03/15/41 (Call 09/15/40)	1,555	2,123,555
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	1,500	1,667,985
3.80%, 09/29/46 (Call 03/29/46)	780	874,060
4.15%, 06/01/49 (Call 12/01/48)	1,300	1,575,561
Security	Par (000)	Value

Gas (continued)
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	$2,000	$2,260,560
Series K, 3.80%, 09/15/46 (Call 03/15/46)	1,135	1,292,844
		111,516,554
Hand & Machine Tools — 0.0%
Kennametal Inc.
3.88%, 02/15/22 (Call 11/15/21)	1,100	1,139,314
4.63%, 06/15/28 (Call 03/15/28)	1,282	1,406,239
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	1,525	1,648,433
Stanley Black & Decker Inc.
2.90%, 11/01/22	1,443	1,499,695
3.40%, 12/01/21 (Call 09/01/21)	2,300	2,368,494
3.40%, 03/01/26 (Call 01/01/26)	3,011	3,278,889
4.25%, 11/15/28 (Call 08/15/28)	797	935,503
4.85%, 11/15/48 (Call 05/15/48)	527	704,320
5.20%, 09/01/40	1,908	2,530,351
		15,511,238
Health Care - Products — 0.3%
Abbott Laboratories
2.55%, 03/15/22	3,307	3,387,525
2.95%, 03/15/25 (Call 12/15/24)	4,221	4,506,424
3.40%, 11/30/23 (Call 09/30/23)	3,180	3,398,975
3.75%, 11/30/26 (Call 08/30/26)	3,958	4,452,908
3.88%, 09/15/25 (Call 06/15/25)	1,863	2,081,698
4.75%, 11/30/36 (Call 05/30/36)	8,733	11,445,732
4.75%, 04/15/43 (Call 10/15/42)	2,227	2,957,701
4.90%, 11/30/46 (Call 05/30/46)	8,483	11,814,444
5.30%, 05/27/40	2,910	4,005,760
6.00%, 04/01/39	1,595	2,419,232
6.15%, 11/30/37	1,440	2,160,605
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	1,975	1,984,816
2.60%, 08/15/26 (Call 05/15/26)	3,817	3,970,253
3.50%, 08/15/46 (Call 02/15/46)	2,748	2,857,178
Boston Scientific Corp.
3.38%, 05/15/22	316	329,351
3.45%, 03/01/24 (Call 02/01/24)	3,439	3,675,431
3.75%, 03/01/26 (Call 01/01/26)	4,868	5,363,368
3.85%, 05/15/25	3,698	4,064,768
4.00%, 03/01/29 (Call 12/01/28)	3,004	3,443,966
4.55%, 03/01/39 (Call 09/01/38)	1,970	2,445,913
4.70%, 03/01/49 (Call 09/01/48)	2,276	2,959,551
7.00%, 11/15/35	548	826,022
7.38%, 01/15/40	2,365	3,815,052
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	690	722,858
3.20%, 06/15/22 (Call 03/15/22)	4,509	4,673,128
Danaher Corp.
3.35%, 09/15/25 (Call 06/15/25)	525	572,980
4.38%, 09/15/45 (Call 03/15/45)	3,076	3,883,819
DH Europe Finance II Sarl
2.05%, 11/15/22	2,885	2,938,084
2.20%, 11/15/24 (Call 10/15/24)	1,477	1,517,632
2.60%, 11/15/29 (Call 08/15/29)	552	575,797
3.25%, 11/15/39 (Call 05/15/39)	1,593	1,725,490
3.40%, 11/15/49 (Call 05/15/49)	900	997,353
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	1,251	1,445,518

36	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/42	$2,923	$3,911,149
6.88%, 03/11/38	50	76,728
Medtronic Global Holdings SCA, 3.35%, 04/01/27
(Call 01/01/27)	2,957	3,278,603
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	1,549	1,603,370
3.15%, 03/15/22	6,688	6,932,647
3.50%, 03/15/25	8,910	9,785,318
3.63%, 03/15/24 (Call 12/15/23)	1,915	2,067,319
4.38%, 03/15/35	6,816	8,704,236
4.63%, 03/15/45	7,217	9,759,766
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	3,110	3,136,684
3.38%, 05/15/24 (Call 02/15/24)	2,660	2,834,044
3.38%, 11/01/25 (Call 08/01/25)	3,207	3,502,589
3.50%, 03/15/26 (Call 12/15/25)	2,548	2,807,030
3.65%, 03/07/28 (Call 12/07/27)	2,588	2,894,652
4.10%, 04/01/43 (Call 10/01/42)	1,835	2,171,484
4.38%, 05/15/44 (Call 12/15/43)	2,079	2,559,769
4.63%, 03/15/46 (Call 09/15/45)	3,290	4,299,635
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	2,193	2,269,514
2.95%, 09/19/26 (Call 06/19/26)	4,240	4,542,015
3.00%, 04/15/23 (Call 02/15/23)	1,800	1,874,610
3.20%, 08/15/27 (Call 05/15/27)	4,216	4,563,609
3.65%, 12/15/25 (Call 09/09/25)	2,261	2,496,845
4.10%, 08/15/47 (Call 02/15/47)	2,600	3,162,432
4.15%, 02/01/24 (Call 11/01/23)	3,309	3,616,042
5.30%, 02/01/44 (Call 08/01/43)	2,009	2,786,141
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	815	839,743
3.38%, 11/30/21 (Call 08/30/21)	1,167	1,197,202
3.55%, 04/01/25 (Call 01/01/25)	5,297	5,698,883
3.70%, 03/19/23 (Call 02/19/23)	1,465	1,552,739
4.45%, 08/15/45 (Call 07/15/45)	574	657,282
5.75%, 11/30/39	100	128,309
		213,129,721
Health Care - Services — 0.6%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	429	451,643
3.63%, 03/01/49 (Call 09/01/48)	1,991	2,226,734
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	658	738,862
3.83%, 08/15/28 (Call 05/15/28)	671	770,959
4.27%, 08/15/48 (Call 02/15/48)	1,032	1,326,388
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	4,274	4,384,782
2.80%, 06/15/23 (Call 04/15/23)	6,798	6,984,129
3.50%, 11/15/24 (Call 08/15/24)	2,428	2,602,937
3.88%, 08/15/47 (Call 02/15/47)	1,500	1,566,030
4.13%, 11/15/42 (Call 05/15/42)	1,800	1,978,488
4.50%, 05/15/42 (Call 11/15/41)	2,970	3,369,881
4.75%, 03/15/44 (Call 09/15/43)	2,224	2,608,129
6.63%, 06/15/36	2,756	3,820,615
6.75%, 12/15/37	1,805	2,562,486
AHS Hospital Corp., 5.02%, 07/01/45	381	525,269
Allina Health System, Series 2019, 3.89%, 04/15/49	1,400	1,665,468
Anthem Inc.
2.38%, 01/15/25 (Call 12/15/24)	1,105	1,134,636
Security	Par (000)	Value

Health Care - Services (continued)
2.88%, 09/15/29 (Call 06/15/29)	$1,505	$1,553,461
2.95%, 12/01/22 (Call 11/01/22)	770	798,067
3.13%, 05/15/22	6,270	6,489,952
3.30%, 01/15/23	3,365	3,516,795
3.35%, 12/01/24 (Call 10/01/24)	1,882	2,011,086
3.50%, 08/15/24 (Call 05/15/24)	3,348	3,581,556
3.65%, 12/01/27 (Call 09/01/27)	5,241	5,734,545
3.70%, 08/15/21 (Call 05/15/21)	920	944,325
3.70%, 09/15/49 (Call 03/15/49)	1,235	1,264,652
4.10%, 03/01/28 (Call 12/01/27)	4,948	5,550,172
4.38%, 12/01/47 (Call 06/01/47)	1,337	1,509,607
4.55%, 03/01/48 (Call 09/01/47)	1,825	2,145,871
4.63%, 05/15/42	9,015	10,479,937
4.65%, 01/15/43	4,256	4,993,054
4.65%, 08/15/44 (Call 02/15/44)	3,215	3,785,341
5.10%, 01/15/44	2,200	2,714,866
5.85%, 01/15/36	714	939,803
6.38%, 06/15/37	195	272,513
Ascension Health
3.95%, 11/15/46	1,339	1,659,463
4.85%, 11/15/53	4,080	5,939,705
Series B, 2.53%, 11/15/29 (Call 08/15/29)	1,000	1,048,970
Series B, 3.11%, 11/15/39 (Call 05/15/39)	342	378,946
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	1,155	1,441,752
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,500	1,838,010
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	151	192,009
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	1,000	1,146,210
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	2,068	2,144,495
2.95%, 11/01/22	1,075	1,102,681
3.35%, 10/01/29 (Call 04/01/29)	1,851	1,967,520
3.82%, 10/01/49 (Call 04/01/49)	2,251	2,420,163
4.19%, 10/01/49 (Call 04/01/49)	1,567	1,719,469
4.35%, 11/01/42	4,245	4,803,430
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	279	301,632
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	1,450	1,802,930
Dignity Health, 5.27%, 11/01/64	1,230	1,617,499
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	1,306	1,600,072
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	150	188,886
4.50%, 07/01/57 (Call 01/01/57)	915	1,215,312
Hartford HealthCare Corp., 3.45%, 07/01/54	1,000	1,081,550
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	3,924	4,295,093
4.50%, 02/15/27 (Call 08/15/26)	8,563	9,467,082
4.75%, 05/01/23	1,556	1,693,037
5.00%, 03/15/24	974	1,082,387
5.13%, 06/15/39 (Call 12/15/38)	3,954	4,616,809
5.25%, 04/15/25	8,474	9,633,413
5.25%, 06/15/26 (Call 12/15/25)	3,689	4,217,117
5.25%, 06/15/49 (Call 12/15/48)	5,935	6,871,543
5.50%, 06/15/47 (Call 12/15/46)	5,979	7,094,622

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	$1,905	$1,965,960
3.13%, 08/15/29 (Call 05/15/29)	1,129	1,195,690
3.15%, 12/01/22 (Call 09/01/22)	1,097	1,140,013
3.85%, 10/01/24 (Call 07/01/24)	2,705	2,929,542
3.95%, 03/15/27 (Call 12/15/26)	3,278	3,637,629
3.95%, 08/15/49 (Call 02/15/49)	802	870,354
4.63%, 12/01/42 (Call 06/01/42)	2,789	3,379,487
4.80%, 03/15/47 (Call 09/14/46)	2,195	2,691,772
4.95%, 10/01/44 (Call 04/01/44)	1,505	1,861,414
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	1,180	1,448,356
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	1,854	2,265,662
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	2,763	3,020,677
3.50%, 04/01/22	775	802,737
4.15%, 05/01/47 (Call 11/01/46)	4,570	5,665,109
4.88%, 04/01/42	655	892,084
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	3,438	3,793,592
Laboratory Corp. of America Holdings
2.30%, 12/01/24 (Call 11/01/24)	900	921,330
2.95%, 12/01/29 (Call 09/01/29)	351	366,546
3.20%, 02/01/22	300	307,335
3.25%, 09/01/24 (Call 07/01/24)	502	535,945
3.60%, 02/01/25 (Call 11/01/24)	4,384	4,719,727
3.60%, 09/01/27 (Call 06/01/27)	2,400	2,629,992
3.75%, 08/23/22 (Call 05/23/22)	1,125	1,178,753
4.00%, 11/01/23 (Call 08/01/23)	500	537,665
4.70%, 02/01/45 (Call 08/01/44)	3,585	4,292,392
Mayo Clinic, Series 2016, 4.13%, 11/15/52	2,005	2,584,746
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	465	564,608
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	1,117	1,230,007
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	1,618	1,835,475
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,650	2,121,504
5.00%, 07/01/42	225	313,178
Series 2015, 4.20%, 07/01/55	694	890,166
Mercy Health/OH, Series 2018, 4.30%, 07/01/28	686	788,619
Montefiore Obligated Group
4.29%, 09/01/50	909	967,785
Series 18-C, 5.24%, 11/01/48	2,262	2,725,846
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	833	941,190
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	2,055	2,305,525
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	3,100	3,867,126
4.06%, 08/01/56	250	316,408
Series 2019, 3.95%, 12/31/99 (Call 02/01/2119)	1,374	1,622,433
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	3,952	4,347,200
3.98%, 11/01/46 (Call 11/01/45)	1,675	1,816,655
4.26%, 11/01/47 (Call 11/01/46)	1,320	1,540,862
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	1,087	1,326,107
Partners Healthcare System Inc.
Series 2015, 4.12%, 07/01/55	90	117,787
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	915	1,103,829
Security	Par (000)	Value

Health Care - Services (continued)
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	$1,250	$1,319,900
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	1,800	1,928,088
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	1,012	1,416,415
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	2,250	2,334,060
Series A, 3.93%, 10/01/48 (Call 04/01/48)	766	942,892
Series H, 2.75%, 10/01/26	663	707,441
Series I, 3.74%, 10/01/47	1,740	1,991,030
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	3,323	3,445,486
3.45%, 06/01/26 (Call 03/01/26)	2,367	2,579,486
3.50%, 03/30/25 (Call 12/30/24)	259	281,334
4.20%, 06/30/29 (Call 03/30/29)	1,835	2,109,791
4.25%, 04/01/24 (Call 01/01/24)	2,820	3,093,061
4.70%, 04/01/21	2,750	2,838,742
4.70%, 03/30/45 (Call 09/30/44)	690	840,468
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	184	203,340
3.95%, 07/01/46 (Call 07/01/45)	2,495	2,905,552
Spectrum Health System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	569	649,161
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	300	313,935
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	954	1,161,094
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,859	2,070,182
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	1,784	2,215,104
Texas Health Resources, 4.33%, 11/15/55	25	32,161
Toledo Hospital (The)
5.75%, 11/15/38 (Call 11/15/28)	1,566	1,880,782
6.02%, 11/15/48	1,060	1,373,675
Series B, 5.33%, 11/15/28	1,152	1,347,299
Trinity Health Corp.
4.13%, 12/01/45	250	306,533
Series 2019, 3.43%, 12/01/48	750	831,780
UnitedHealth Group Inc.
2.13%, 03/15/21	2,884	2,898,564
2.38%, 10/15/22	1,740	1,785,692
2.38%, 08/15/24	1,616	1,672,835
2.75%, 02/15/23 (Call 11/15/22)	5,168	5,342,472
2.88%, 12/15/21	2,766	2,840,073
2.88%, 03/15/22 (Call 12/15/21)	2,901	2,978,747
2.88%, 03/15/23	3,660	3,821,040
2.88%, 08/15/29	3,158	3,362,986
2.95%, 10/15/27	3,609	3,855,495
3.10%, 03/15/26	5,402	5,804,827
3.15%, 06/15/21	1,795	1,834,957
3.35%, 07/15/22	4,599	4,798,965
3.38%, 11/15/21 (Call 08/15/21)	2,511	2,583,769
3.38%, 04/15/27	2,689	2,925,659
3.45%, 01/15/27	3,153	3,447,742
3.50%, 06/15/23	2,076	2,205,978
3.50%, 02/15/24	501	537,107
3.50%, 08/15/39 (Call 02/15/39)	2,265	2,495,328
3.70%, 12/15/25	31	34,312
3.70%, 08/15/49 (Call 02/15/49)	2,430	2,702,792
3.75%, 07/15/25	8,254	9,144,359
3.75%, 10/15/47 (Call 04/15/47)	1,909	2,157,628

38	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.85%, 06/15/28	$3,774	$4,279,263
3.88%, 12/15/28	281	320,998
3.88%, 08/15/59 (Call 02/15/59)	2,090	2,377,333
3.95%, 10/15/42 (Call 04/15/42)	2,190	2,492,680
4.20%, 01/15/47 (Call 07/15/46)	3,397	4,053,912
4.25%, 03/15/43 (Call 09/15/42)	4,335	5,181,712
4.25%, 04/15/47 (Call 10/15/46)	2,742	3,313,597
4.25%, 06/15/48 (Call 12/15/47)	5,889	7,143,063
4.38%, 03/15/42 (Call 09/15/41)	115	137,909
4.45%, 12/15/48 (Call 06/15/48)	3,186	3,993,237
4.63%, 07/15/35	4,008	5,054,489
4.63%, 11/15/41 (Call 05/15/41)	3,331	4,124,011
4.75%, 07/15/45	5,170	6,660,304
5.70%, 10/15/40 (Call 04/15/40)	1,275	1,808,141
5.80%, 03/15/36	815	1,120,234
5.95%, 02/15/41 (Call 08/15/40)	1,470	2,122,621
6.50%, 06/15/37	2,151	3,160,142
6.63%, 11/15/37	1,425	2,158,889
6.88%, 02/15/38	5,705	8,721,233
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	1,218	1,564,752
		448,100,304
Holding Companies - Diversified — 0.0%
Apollo Investment Corp., 5.25%, 03/03/25	250	262,062
Ares Capital Corp.
3.25%, 07/15/25	5,480	5,586,860
3.50%, 02/10/23 (Call 01/10/23)	250	258,302
3.63%, 01/19/22 (Call 12/19/21)	3,122	3,202,516
4.20%, 06/10/24 (Call 05/10/24)	1,294	1,374,720
4.25%, 03/01/25 (Call 01/01/25)	3,926	4,207,769
FS KKR Capital Corp.
4.13%, 02/01/25 (Call 01/01/25)	1,200	1,239,072
4.63%, 07/15/24 (Call 06/15/24)	1,810	1,896,862
4.75%, 05/15/22 (Call 04/15/22)	525	550,069
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)	1,940	2,001,595
4.00%, 03/30/25 (Call 02/28/25)	1,608	1,663,235
5.25%, 04/15/24 (Call 03/15/24)	1,009	1,103,230
Prospect Capital Corp., 5.88%, 03/15/23	1,310	1,402,041
TPG Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	1,334	1,394,564
		26,142,897
Home Builders — 0.0%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	1,025	1,056,488
4.38%, 09/15/22 (Call 06/15/22)	300	317,979
4.75%, 02/15/23 (Call 11/15/22)	1,854	2,003,599
5.75%, 08/15/23 (Call 05/15/23)	2,480	2,796,448
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,200	1,268,088
		7,442,602
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.40%, 08/15/22 (Call 05/15/22)	353	364,303
3.50%, 11/15/27 (Call 08/15/27)	1,360	1,451,487
3.80%, 11/15/24 (Call 08/15/24)	2,250	2,420,865
4.40%, 03/15/29 (Call 12/15/28)	1,917	2,168,549
Whirlpool Corp.
3.70%, 05/01/25	1,351	1,473,022
4.00%, 03/01/24	838	909,657
Security	Par (000)	Value

Home Furnishings (continued)
4.50%, 06/01/46 (Call 12/01/45)	$2,740	$3,041,345
4.70%, 06/01/22	1,311	1,400,620
4.75%, 02/26/29 (Call 11/26/28)	1,798	2,091,128
4.85%, 06/15/21	2,675	2,787,832
		18,108,808
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	1,170	1,401,251
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	2,456	2,503,524
2.88%, 10/01/22	1,070	1,108,049
3.15%, 08/01/27 (Call 05/01/27)	1,904	2,039,393
3.95%, 08/01/47 (Call 02/01/47)	1,475	1,750,309
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,820	1,962,178
3.50%, 12/15/24 (Call 09/15/24)	1,186	1,292,396
3.80%, 11/15/21	1,800	1,873,458
3.90%, 05/15/28 (Call 02/15/28)	1,500	1,712,310
Kimberly-Clark Corp.
2.40%, 03/01/22	22	22,457
2.75%, 02/15/26	985	1,043,479
2.88%, 02/07/50 (Call 08/07/49)	2,200	2,273,678
3.05%, 08/15/25	920	998,844
3.20%, 04/25/29 (Call 01/25/29)	3,265	3,650,237
3.20%, 07/30/46 (Call 01/30/46)	3,040	3,344,730
3.90%, 05/04/47 (Call 11/04/46)	2,450	2,974,472
3.95%, 11/01/28 (Call 08/01/28)	1,365	1,593,992
5.30%, 03/01/41	1,150	1,594,751
6.63%, 08/01/37	473	734,011
		33,873,519
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	520	810,222
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	2,200	2,440,284
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	397	424,222
3.25%, 03/17/25	4,489	4,864,011
3.63%, 06/15/23	610	647,423
3.63%, 11/15/24	1,974	2,145,067
4.00%, 10/15/46 (Call 04/15/46)	1,020	1,181,894
4.75%, 01/15/49 (Call 07/15/48)	1,265	1,644,867
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	960	1,216,944
4.95%, 06/27/22	2,157	2,321,299
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,025	1,118,880
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	2,460	2,687,722
3.85%, 08/10/49 (Call 02/10/49)	1,160	1,384,588
4.20%, 12/15/46 (Call 06/15/46)	1,611	2,004,132
4.50%, 06/15/43	2,776	3,583,400
5.35%, 06/01/33	1,222	1,631,370
5.55%, 05/09/35	2,068	2,933,044
5.95%, 04/01/36	188	262,533
6.50%, 05/15/67 (Call 05/15/37)(a)	1,900	2,460,500
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	3,518	3,817,065
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	2,097	2,257,714
4.50%, 06/15/47 (Call 12/15/46)	2,775	3,307,966

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)	$7,047	$7,149,181
3.75%, 07/10/25 (Call 04/10/25)	4,655	5,074,602
3.88%, 01/15/35 (Call 07/15/34)	3,717	4,246,449
3.90%, 04/01/26 (Call 01/01/26)	5,038	5,585,278
4.13%, 02/15/24	4,496	4,911,251
4.20%, 04/01/28 (Call 01/01/28)	3,619	4,109,338
4.25%, 03/15/29 (Call 12/15/28)	2,025	2,314,048
4.38%, 01/15/55 (Call 07/15/54)	3,243	3,761,264
4.50%, 07/16/44 (Call 01/16/44)	4,928	5,914,044
4.70%, 07/10/35 (Call 01/10/35)	1,608	1,949,571
4.75%, 04/01/48 (Call 10/01/47)	982	1,237,683
4.80%, 07/10/45 (Call 01/10/45)	5,555	6,855,314
4.88%, 06/01/22	6,969	7,426,445
6.25%, 05/01/36	3,487	4,891,285
8.18%, 05/15/68 (Call 05/15/38)(a)	833	1,182,235
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	360	403,200
Aon Corp.
2.20%, 11/15/22	3,565	3,628,671
3.75%, 05/02/29 (Call 02/02/29)	2,511	2,799,137
4.50%, 12/15/28 (Call 09/15/28)	3,425	4,029,444
8.21%, 01/01/27	140	180,968
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	915	920,847
3.50%, 06/14/24 (Call 03/01/24)	1,047	1,112,951
3.88%, 12/15/25 (Call 09/15/25)	2,966	3,288,612
4.00%, 11/27/23 (Call 08/27/23)	2,325	2,522,671
4.60%, 06/14/44 (Call 03/14/44)	2,185	2,662,772
4.75%, 05/15/45 (Call 11/15/44)	1,180	1,493,113
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	783	899,088
5.03%, 12/15/46 (Call 06/15/46)	650	877,591
Arch Capital Group Ltd., 7.35%, 05/01/34	325	504,855
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	1,607	2,129,307
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	929	1,023,210
Assurant Inc.
4.00%, 03/15/23	3,710	3,947,700
4.90%, 03/27/28 (Call 12/27/27)	105	120,469
6.75%, 02/15/34	389	509,462
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24	1,208	1,350,713
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	3,356	3,603,606
AXA SA, 8.60%, 12/15/30	4,043	5,970,622
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	1,496	1,630,730
4.90%, 01/15/40 (Call 01/15/30)(a)	1,675	1,691,750
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	2,230	2,478,132
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	4,396	4,548,805
4.20%, 08/15/48 (Call 02/15/48)	6,083	7,544,684
4.25%, 01/15/49 (Call 07/15/48)	6,371	7,943,809
4.30%, 05/15/43	1,220	1,502,967
4.40%, 05/15/42	4,995	6,262,781
5.75%, 01/15/40	2,218	3,208,492
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	4,710	4,743,017
2.75%, 03/15/23 (Call 01/15/23)	7,415	7,690,764
3.00%, 02/11/23	573	601,341
3.13%, 03/15/26 (Call 12/15/25)	6,366	6,899,598
3.40%, 01/31/22	1,023	1,063,183
Security	Par (000)	Value

Insurance (continued)
3.75%, 08/15/21	$450	$466,619
4.50%, 02/11/43	3,288	4,169,776
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	5,822	5,898,501
4.70%, 06/22/47 (Call 12/22/46)	5,965	5,721,509
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	747	821,379
4.50%, 03/15/29 (Call 12/15/28)	1,260	1,448,773
Chubb Corp. (The), 6.00%, 05/11/37	3,440	5,007,539
Chubb INA Holdings Inc.
2.70%, 03/13/23	88	91,415
2.88%, 11/03/22 (Call 09/03/22)	1,493	1,551,720
3.15%, 03/15/25	1,855	2,003,864
3.35%, 05/03/26 (Call 02/03/26)	1,412	1,542,666
4.15%, 03/13/43	2,315	2,896,759
4.35%, 11/03/45 (Call 05/03/45)	6,580	8,508,466
6.70%, 05/15/36	65	101,316
Cincinnati Financial Corp., 6.92%, 05/15/28	172	233,901
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	2,015	2,163,244
3.90%, 05/01/29 (Call 02/01/29)(b)	1,525	1,703,974
3.95%, 05/15/24 (Call 02/15/24)	2,625	2,843,794
4.50%, 03/01/26 (Call 12/01/25)	3,110	3,514,455
5.75%, 08/15/21	681	720,035
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	150	169,992
Enstar Group Ltd.
4.50%, 03/10/22 (Call 02/10/22)	21	22,214
4.95%, 06/01/29 (Call 03/01/29)	1,641	1,858,843
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	1,428	1,512,638
4.35%, 04/20/28 (Call 01/20/28)	6,059	6,772,690
5.00%, 04/20/48 (Call 10/20/47)	5,533	6,219,424
7.00%, 04/01/28	112	145,227
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	676	816,824
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	1,436	1,617,956
Fidelity National Financial Inc.
4.50%, 08/15/28 (Call 05/15/28)	1,232	1,412,044
5.50%, 09/01/22	2,738	2,984,858
First American Financial Corp., 4.60%, 11/15/24	1,688	1,856,783
Globe Life Inc.
3.80%, 09/15/22	500	524,810
4.55%, 09/15/28 (Call 06/15/28)	1,065	1,214,952
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	1,250	1,400,587
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	2,497	2,617,955
3.60%, 08/19/49 (Call 02/19/49)	1,847	2,061,012
4.30%, 04/15/43	1,093	1,324,432
4.40%, 03/15/48 (Call 09/15/47)	940	1,174,135
5.95%, 10/15/36	1,444	1,992,417
6.10%, 10/01/41	1,845	2,632,040
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	315	346,516
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	2,621	2,783,292
3.35%, 03/09/25	852	916,701
3.63%, 12/12/26 (Call 09/15/26)	2,977	3,243,561
3.80%, 03/01/28 (Call 12/01/27)	197	218,788
4.00%, 09/01/23	10	10,766

40	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
4.20%, 03/15/22	$3,775	$3,970,507
4.35%, 03/01/48 (Call 09/01/47)	1,525	1,791,631
6.30%, 10/09/37	140	195,027
7.00%, 06/15/40	1,872	2,913,206
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,355	2,430,289
3.75%, 04/01/26 (Call 01/01/26)	3,308	3,687,130
4.13%, 05/15/43 (Call 11/15/42)	1,852	2,245,754
6.00%, 02/01/35	69	97,540
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	2,768	2,979,448
4.15%, 03/04/26	5,570	6,279,507
5.38%, 03/04/46	3,733	5,305,825
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	945	1,025,193
3.50%, 11/01/27 (Call 08/01/27)	1,724	1,878,195
4.15%, 09/17/50 (Call 03/17/50)	1,193	1,361,654
4.30%, 11/01/47 (Call 05/01/47)	1,175	1,381,624
4.90%, 07/01/22	2,406	2,571,749
5.00%, 04/05/46	2,005	2,560,706
5.00%, 05/20/49 (Call 11/20/48)	1,050	1,309,665
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	1,471	1,505,436
3.30%, 03/14/23 (Call 01/14/23)	1,858	1,954,616
3.50%, 06/03/24 (Call 03/03/24)	3,298	3,522,495
3.50%, 03/10/25 (Call 12/10/24)	2,334	2,511,944
3.75%, 03/14/26 (Call 12/14/25)	2,256	2,469,463
3.88%, 03/15/24 (Call 02/15/24)	1,165	1,257,396
4.20%, 03/01/48 (Call 09/01/47)	2,845	3,540,546
4.35%, 01/30/47 (Call 07/30/46)	2,787	3,442,252
4.38%, 03/15/29 (Call 12/15/28)	4,186	4,880,416
4.75%, 03/15/39 (Call 09/15/38)	1,120	1,424,416
4.80%, 07/15/21 (Call 04/15/21)	60	62,329
4.90%, 03/15/49 (Call 09/15/48)	2,241	2,972,619
5.88%, 08/01/33	260	354,273
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	2,015	2,200,984
MetLife Inc.
3.00%, 03/01/25	2,158	2,320,217
3.05%, 12/15/22	1,185	1,235,706
3.60%, 04/10/24	5,638	6,097,610
3.60%, 11/13/25 (Call 08/13/25)	1,250	1,376,512
4.05%, 03/01/45	3,295	3,951,693
4.13%, 08/13/42	1,785	2,163,920
4.60%, 05/13/46 (Call 12/13/45)	1,776	2,307,308
4.88%, 11/13/43	2,985	3,976,348
5.70%, 06/15/35	3,438	4,752,863
5.88%, 02/06/41	3,957	5,578,381
6.38%, 06/15/34	100	148,846
6.40%, 12/15/66 (Call 12/15/31)	4,784	5,978,708
6.50%, 12/15/32	655	974,044
10.75%, 08/01/69 (Call 08/01/34)	1,757	2,975,936
Series D, 4.37%, 09/15/23	3,636	4,009,417
Series N, 4.72%, 12/15/44	2,439	3,216,626
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,866	2,009,141
4.88%, 10/01/24 (Call 09/01/24)	2,031	2,287,272
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	1,081	1,172,680
Primerica Inc., 4.75%, 07/15/22	2,430	2,608,654
	Par
Security	(000)	Value

Insurance (continued)
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	$2,561	$2,755,303
3.13%, 05/15/23	35	36,713
3.30%, 09/15/22	561	587,137
3.40%, 05/15/25 (Call 02/15/25)	2,329	2,524,030
3.70%, 05/15/29 (Call 02/15/29)	539	606,003
4.30%, 11/15/46 (Call 05/15/46)	640	797,434
4.35%, 05/15/43	850	1,033,515
4.63%, 09/15/42	40	51,031
6.05%, 10/15/36	2,460	3,433,791
Progressive Corp. (The)
2.45%, 01/15/27	3,509	3,662,624
3.70%, 01/26/45	125	143,843
3.75%, 08/23/21	1,755	1,819,268
4.00%, 03/01/29 (Call 12/01/28)	2,152	2,531,570
4.13%, 04/15/47 (Call 10/15/46)	5,011	6,227,069
4.20%, 03/15/48 (Call 09/15/47)	645	814,577
4.35%, 04/25/44	1,775	2,238,683
6.25%, 12/01/32	610	901,586
6.63%, 03/01/29	35	48,574
Prudential Financial Inc.
3.50%, 05/15/24	4,083	4,415,928
3.70%, 03/13/51 (Call 09/13/50)	3,290	3,533,690
3.88%, 03/27/28 (Call 12/27/27)	2,109	2,375,135
3.91%, 12/07/47 (Call 06/07/47)	3,605	3,946,033
3.94%, 12/07/49 (Call 06/07/49)	7,468	8,193,516
4.35%, 02/25/50 (Call 08/25/49)	3,336	3,937,914
4.42%, 03/27/48 (Call 09/27/47)	1,120	1,384,746
4.50%, 11/16/21	1,940	2,036,806
4.50%, 09/15/47 (Call 09/15/27)(a)	2,258	2,387,135
4.60%, 05/15/44	3,927	4,815,248
5.20%, 03/15/44 (Call 03/15/24)(a)	3,955	4,173,474
5.38%, 05/15/45 (Call 05/15/25)(a)	2,842	3,052,706
5.63%, 06/15/43 (Call 06/15/23)(a)	5,642	6,000,267
5.70%, 12/14/36	426	584,813
5.70%, 09/15/48 (Call 09/15/28)(a)(b)	1,955	2,217,967
5.88%, 09/15/42 (Call 09/15/22)(a)	3,676	3,852,007
6.63%, 06/21/40	140	215,337
Series B, 5.75%, 07/15/33	167	232,312
Series D, 6.63%, 12/01/37	695	1,041,763
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	535	591,314
3.95%, 09/15/26 (Call 06/15/26)	423	469,052
5.00%, 06/01/21	5,578	5,822,818
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	1,170	1,282,133
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	1,777	1,982,368
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	310	406,286
Sompo International Holdings Ltd., 4.70%, 10/15/22	2,755	2,961,184
Swiss Re America Holding Corp., 7.00%, 02/15/26	554	709,414
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,360	2,225,150
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	1,840	2,147,427
4.00%, 05/30/47 (Call 11/30/46)	2,650	3,268,722
4.05%, 03/07/48 (Call 09/07/47)	1,115	1,364,191
4.10%, 03/04/49 (Call 09/04/48)	995	1,236,904
4.30%, 08/25/45 (Call 02/25/45)	3,032	3,791,395
4.60%, 08/01/43	735	955,985

S c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
5.35%, 11/01/40	$2,790	$3,991,792
6.25%, 06/15/37	1,870	2,723,169
6.75%, 06/20/36	315	479,594
Travelers Property Casualty Corp., 6.38%, 03/15/33.	375	558,007
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	327	335,970
4.40%, 03/15/26 (Call 12/15/25)	913	1,031,644
Unum Group
4.00%, 03/15/24	620	671,795
4.00%, 06/15/29 (Call 03/15/29)	1,359	1,497,713
4.50%, 12/15/49 (Call 06/15/49)	2,695	2,783,450
5.75%, 08/15/42	1,995	2,473,760
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,734	2,893,283
3.65%, 06/15/26	2,182	2,411,481
4.80%, 06/15/46	1,860	2,336,625
5.70%, 07/15/43	2,130	2,997,911
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	647	669,011
3.60%, 05/15/24 (Call 03/15/24)	425	455,116
3.88%, 09/15/49 (Call 03/15/49)	2,434	2,662,723
4.50%, 09/15/28 (Call 06/15/28)	1,369	1,570,353
5.05%, 09/15/48 (Call 03/15/48)	704	925,155
Willis Towers Watson PLC, 5.75%, 03/15/21	2,220	2,311,841
WR Berkley Corp.
4.63%, 03/15/22	1,850	1,964,774
4.75%, 08/01/44	430	537,814
XLIT Ltd.
4.45%, 03/31/25	2,010	2,249,773
5.25%, 12/15/43	500	701,880
5.50%, 03/31/45	1,805	2,537,577
		609,625,178
Internet — 0.3%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (Call 05/06/23)	841	870,965
3.13%, 11/28/21 (Call 09/28/21)	2,354	2,415,463
3.40%, 12/06/27 (Call 09/06/27)	11,552	12,593,528
3.60%, 11/28/24 (Call 08/28/24)	7,214	7,747,620
4.00%, 12/06/37 (Call 06/06/37)	3,495	4,005,340
4.20%, 12/06/47 (Call 06/06/47)	2,915	3,506,628
4.40%, 12/06/57 (Call 06/06/57)	965	1,226,882
4.50%, 11/28/34 (Call 05/28/34)	4,067	5,023,803
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	5,222	5,405,292
3.38%, 02/25/24	6,013	6,502,518
3.63%, 05/19/21	2,811	2,889,005
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	12,118	12,463,848
2.50%, 11/29/22 (Call 08/29/22)	3,011	3,104,853
2.80%, 08/22/24 (Call 06/22/24)	5,034	5,308,101
3.15%, 08/22/27 (Call 05/22/27)	10,666	11,727,800
3.30%, 12/05/21 (Call 10/05/21)	1,517	1,561,691
3.80%, 12/05/24 (Call 09/05/24)	5,415	5,992,293
3.88%, 08/22/37 (Call 02/22/37)	8,769	10,555,947
4.05%, 08/22/47 (Call 02/22/47)	6,954	8,921,634
4.25%, 08/22/57 (Call 02/22/57)	2,516	3,376,019
4.80%, 12/05/34 (Call 06/05/34)	8,209	10,909,925
4.95%, 12/05/44 (Call 06/05/44)	7,297	10,267,098
5.20%, 12/03/25 (Call 09/03/25)	1,596	1,898,745
	Par
Security	(000)	Value

Internet (continued)
Baidu Inc.
2.88%, 07/06/22	$444	$455,105
3.50%, 11/28/22	800	836,688
3.63%, 07/06/27	634	688,911
3.88%, 09/29/23 (Call 08/29/23)	1,863	1,987,374
4.13%, 06/30/25	6,800	7,519,984
4.38%, 05/14/24 (Call 04/14/24)	2,014	2,205,290
4.38%, 03/29/28 (Call 12/29/27)(b)	1,770	2,019,234
4.88%, 11/14/28 (Call 08/14/28)	2,295	2,699,632
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	2,231	2,306,073
3.55%, 03/15/28 (Call 12/15/27)	2,530	2,768,579
3.60%, 06/01/26 (Call 03/01/26)	2,720	2,974,102
3.65%, 03/15/25 (Call 12/15/24)	1,730	1,867,656
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	1,839	1,883,798
2.75%, 01/30/23 (Call 12/30/22)	5,071	5,210,250
2.88%, 08/01/21 (Call 06/01/21)	537	545,420
3.45%, 08/01/24 (Call 05/01/24)	3,682	3,904,540
3.60%, 06/05/27 (Call 03/05/27)	3,067	3,291,811
3.80%, 03/09/22 (Call 02/09/22)	2,865	2,980,488
4.00%, 07/15/42 (Call 01/15/42)	3,065	3,066,318
Expedia Group Inc.
3.25%, 02/15/30 (Call 11/15/29)(c)	2,519	2,461,315
3.80%, 02/15/28 (Call 11/15/27)	6,059	6,235,741
4.50%, 08/15/24 (Call 05/15/24)	1,629	1,772,824
5.00%, 02/15/26 (Call 11/15/25)	3,877	4,326,693
JD.com Inc.
3.13%, 04/29/21	2,000	2,026,620
3.88%, 04/29/26	610	664,241
4.13%, 01/14/50	225	236,180
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	550	576,444
		205,786,309
Iron & Steel — 0.1%
ArcelorMittal SA
3.60%, 07/16/24	4,635	4,812,520
4.25%, 07/16/29(b)	2,703	2,798,200
4.55%, 03/11/26	2,836	3,070,055
6.13%, 06/01/25	1,256	1,431,815
6.25%, 02/25/22	809	880,669
6.75%, 03/01/41	1,640	2,053,198
7.00%, 10/15/39	2,705	3,416,496
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	817	915,726
4.00%, 08/01/23 (Call 05/01/23)	4,654	4,951,996
4.13%, 09/15/22 (Call 03/15/22)	565	594,691
4.40%, 05/01/48 (Call 11/01/47)	329	396,067
5.20%, 08/01/43 (Call 02/01/43)	1,485	1,933,307
6.40%, 12/01/37	822	1,191,160
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	3,970	4,269,060
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	1,498	1,552,258
3.45%, 04/15/30 (Call 01/15/30)	727	761,605
4.13%, 09/15/25 (Call 09/15/20)	500	510,210
5.00%, 12/15/26 (Call 12/15/21)	6,070	6,430,254
5.50%, 10/01/24 (Call 10/01/20)	2,500	2,575,125
Vale Overseas Ltd.
6.25%, 08/10/26	4,095	4,804,991
6.88%, 11/21/36	6,231	8,204,420

42	2 0 2 0 | S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel (continued)
6.88%, 11/10/39	$5,277	$7,019,465
8.25%, 01/17/34	213	298,762
Vale SA, 5.63%, 09/11/42	681	802,198
		65,674,248
Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	5,184	5,441,956
4.63%, 07/28/45 (Call 01/28/45)	898	1,008,993
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	2,540	2,535,657
5.25%, 11/15/22	2,913	3,126,202
7.50%, 10/15/27	35	42,951
		12,155,759
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	1,080	1,148,094
5.75%, 07/01/22	678	733,616
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,695	1,782,530
4.38%, 09/15/28 (Call 06/15/28)	1,080	1,208,909
4.85%, 03/15/26 (Call 12/15/25)	2,495	2,818,926
Las Vegas Sands Corp.
3.20%, 08/08/24 (Call 07/08/24)	2,486	2,577,882
3.50%, 08/18/26 (Call 06/18/26)	2,211	2,314,342
3.90%, 08/08/29 (Call 05/08/29)	1,979	2,089,903
Marriott International Inc./MD
2.13%, 10/03/22	12	12,090
2.30%, 01/15/22 (Call 12/15/21)	1,707	1,725,043
2.88%, 03/01/21 (Call 02/01/21)	1,052	1,064,719
3.25%, 09/15/22 (Call 06/15/22)	2,360	2,439,674
3.60%, 04/15/24 (Call 03/15/24)	545	582,240
3.75%, 03/15/25 (Call 12/15/24)	1,275	1,378,836
3.75%, 10/01/25 (Call 07/01/25)	1,860	2,026,749
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	500	573,120
Series N, 3.13%, 10/15/21 (Call 07/15/21)	1,921	1,960,553
Series R, 3.13%, 06/15/26 (Call 03/15/26)	1,927	2,018,359
Series X, 4.00%, 04/15/28 (Call 01/15/28)	275	302,830
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	2,593	2,792,817
5.13%, 08/08/25 (Call 06/08/25)	3,076	3,457,424
5.40%, 08/08/28 (Call 05/08/28)	2,158	2,449,308
		37,457,964
Machinery — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22	5,817	5,999,713
3.38%, 04/03/23 (Call 03/03/23)	1,927	2,036,087
3.80%, 04/03/28 (Call 01/03/28)	2,484	2,811,491
4.38%, 05/08/42	2,419	3,076,170
Caterpillar Financial Services Corp.
1.70%, 08/09/21	2,833	2,845,607
1.90%, 09/06/22	2,136	2,168,360
1.93%, 10/01/21	595	598,844
2.15%, 11/08/24	1,934	1,989,796
2.40%, 06/06/22	2,148	2,192,958
2.40%, 08/09/26	2,136	2,230,625
2.55%, 11/29/22	4,368	4,505,854
2.63%, 03/01/23	1,487	1,537,082
2.85%, 06/01/22	986	1,019,366
2.85%, 05/17/24	1,380	1,454,603
	Par
Security	(000)	Value

Machinery (continued)
2.90%, 03/15/21	$1,106	$1,122,015
2.95%, 02/26/22	1,000	1,032,220
3.15%, 09/07/21	4,760	4,891,186
3.25%, 12/01/24	2,283	2,451,965
3.30%, 06/09/24	4,416	4,734,879
3.45%, 05/15/23	4,350	4,639,057
3.65%, 12/07/23	539	581,802
3.75%, 11/24/23	1,789	1,945,770
Series I, 2.65%, 05/17/21	1,936	1,968,409
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	4,100	4,193,931
2.60%, 09/19/29 (Call 06/19/29)	1,291	1,350,605
3.25%, 09/19/49 (Call 03/19/49)	5,155	5,568,689
3.40%, 05/15/24 (Call 02/15/24)	4,292	4,583,341
3.80%, 08/15/42	4,100	4,882,567
3.90%, 05/27/21	2,950	3,041,892
4.30%, 05/15/44 (Call 11/15/43)	1,855	2,370,078
4.75%, 05/15/64 (Call 11/15/63)	608	840,761
5.20%, 05/27/41	3,626	4,955,509
5.30%, 09/15/35	325	439,387
6.05%, 08/15/36	663	948,587
CNH Industrial Capital LLC
3.88%, 10/15/21	442	456,224
4.20%, 01/15/24	1,300	1,405,677
4.38%, 04/05/22	1,989	2,098,395
4.88%, 04/01/21	3,070	3,171,187
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	2,500	2,692,050
4.50%, 08/15/23	1,254	1,363,336
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	378	409,567
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,092,180
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	5,372	5,485,672
2.88%, 09/07/49 (Call 03/07/49)	1,480	1,557,123
3.90%, 06/09/42 (Call 12/09/41)	3,948	4,792,043
5.38%, 10/16/29	670	863,416
7.13%, 03/03/31	475	703,119
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	340	362,321
3.15%, 11/15/25 (Call 08/15/25)	2,066	2,230,743
5.38%, 10/15/35	20	26,498
5.38%, 03/01/41 (Call 12/01/40)	1,870	2,441,491
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	2,305	2,444,360
John Deere Capital Corp.
1.95%, 06/13/22	1,052	1,063,709
2.05%, 01/09/25	6,050	6,207,481
2.15%, 09/08/22	3,392	3,453,870
2.25%, 09/14/26	1,139	1,182,077
2.30%, 06/07/21	2,102	2,126,173
2.45%, 01/09/30	2,433	2,530,296
2.60%, 03/07/24	699	729,959
2.65%, 01/06/22	3,807	3,896,807
2.65%, 06/24/24	3,354	3,514,522
2.65%, 06/10/26	3,343	3,522,018
2.70%, 01/06/23	685	710,455
2.75%, 03/15/22	405	415,959
2.80%, 03/04/21	1,569	1,592,927
2.80%, 01/27/23	490	508,689
2.80%, 03/06/23	5,289	5,508,758

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
2.80%, 09/08/27	$1,971	$2,108,320
2.80%, 07/18/29	796	853,893
2.88%, 03/12/21	498	504,693
2.95%, 04/01/22	1,023	1,057,639
3.05%, 01/06/28	475	517,460
3.13%, 09/10/21	1,981	2,036,151
3.15%, 10/15/21	3,810	3,928,224
3.20%, 01/10/22	1,397	1,442,682
3.35%, 06/12/24	3,305	3,556,312
3.40%, 09/11/25	140	153,556
3.45%, 06/07/23	1,212	1,289,495
3.45%, 01/10/24	373	401,590
3.45%, 03/13/25	3,100	3,374,939
3.45%, 03/07/29	1,355	1,524,036
3.65%, 10/12/23	851	918,884
3.90%, 07/12/21	3,517	3,637,739
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)	1,257	1,316,004
4.55%, 04/15/28 (Call 01/15/28)	1,535	1,676,036
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,201	1,363,195
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(c)	2,555	2,596,825
2.57%, 02/15/30 (Call 11/15/29)(b)(c)	4,300	4,424,313
3.36%, 02/15/50 (Call 08/15/49)(c)	1,135	1,177,937
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	910	965,519
3.50%, 03/01/29 (Call 12/01/28)	608	692,548
4.20%, 03/01/49 (Call 09/01/48)	1,950	2,494,732
Wabtec Corp., 4.40%, 03/15/24 (Call 02/15/24)	3,784	4,111,884
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	1,775	1,854,786
4.95%, 09/15/28 (Call 06/15/28)	4,623	5,265,412
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	2,398	2,602,286
4.38%, 11/01/46 (Call 05/01/46)	420	507,914
4.88%, 10/01/21	642	675,904
		220,599,216
Manufacturing — 0.3%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,547	1,551,656
1.75%, 02/14/23 (Call 01/14/23)	1,146	1,160,348
2.00%, 06/26/22	6,543	6,662,279
2.00%, 02/14/25 (Call 01/14/25)	3,008	3,077,485
2.25%, 03/15/23 (Call 02/15/23)	1,295	1,332,244
2.25%, 09/19/26 (Call 06/19/26)	1,987	2,058,294
2.38%, 08/26/29 (Call 05/26/29)	2,664	2,732,225
2.75%, 03/01/22 (Call 02/01/22)	1,781	1,831,171
2.88%, 10/15/27 (Call 07/15/27)	2,400	2,555,616
3.00%, 09/14/21 (Call 08/14/21)	1,032	1,057,955
3.00%, 08/07/25	3,560	3,844,302
3.13%, 09/19/46 (Call 03/19/46)	2,720	2,785,742
3.25%, 02/14/24 (Call 01/14/24)	2,684	2,862,915
3.25%, 08/26/49 (Call 02/26/49)	1,625	1,705,681
3.38%, 03/01/29 (Call 12/01/28)	2,042	2,254,878
3.63%, 09/14/28 (Call 06/14/28)	1,210	1,358,866
3.63%, 10/15/47 (Call 04/15/47)	3,410	3,787,419
3.88%, 06/15/44	2,175	2,492,245
4.00%, 09/14/48 (Call 03/14/48)	3,278	3,915,473
5.70%, 03/15/37	885	1,241,018
	Par
Security	(000)	Value

Manufacturing (continued)
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	$520	$519,402
3.50%, 12/01/24 (Call 10/01/24)	1,913	2,057,604
3.75%, 11/15/22 (Call 08/15/22)	2,270	2,380,708
3.75%, 12/01/27 (Call 09/01/27)	705	777,136
Eaton Corp.
2.75%, 11/02/22	6,920	7,153,273
3.10%, 09/15/27 (Call 06/15/27)	1,747	1,892,735
3.92%, 09/15/47 (Call 02/15/47)	1,275	1,538,160
4.00%, 11/02/32	1,432	1,732,648
4.15%, 11/02/42	4,755	5,858,255
General Electric Co.
2.70%, 10/09/22	11,423	11,669,965
3.10%, 01/09/23	5,000	5,183,950
3.15%, 09/07/22	4,096	4,240,015
3.38%, 03/11/24	5,055	5,352,183
3.45%, 05/15/24 (Call 02/13/24)	3,059	3,242,693
4.13%, 10/09/42	1,293	1,409,603
4.65%, 10/17/21	6,128	6,407,559
5.88%, 01/14/38	9,475	12,153,582
6.15%, 08/07/37	4,932	6,462,745
6.88%, 01/10/39	4,177	5,907,364
Series A, 6.75%, 03/15/32	10,451	14,164,554
Hillenbrand Inc., 4.50%, 09/15/26 (Call 07/15/26)	47	51,011
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	5,130	5,449,496
3.38%, 09/15/21 (Call 06/15/21)	1,450	1,491,644
3.50%, 03/01/24 (Call 12/01/23)	4,114	4,437,278
3.90%, 09/01/42 (Call 03/01/42)	1,272	1,576,301
4.88%, 09/15/41 (Call 03/15/41)	1,760	2,402,682
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	2,098	2,352,257
4.25%, 06/15/23	4,874	5,318,314
4.30%, 02/21/48 (Call 08/21/47)	50	61,185
5.75%, 06/15/43	770	1,079,486
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	3,279	3,578,438
3.55%, 11/01/24 (Call 08/01/24)	1,385	1,496,756
3.80%, 03/21/29 (Call 12/21/28)	5,055	5,672,620
4.50%, 03/21/49 (Call 09/21/48)	1,250	1,557,063
4.65%, 11/01/44 (Call 05/01/44)	500	616,955
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	385	401,678
3.25%, 03/01/27 (Call 12/01/26)	3,230	3,481,165
3.25%, 06/14/29 (Call 03/14/29)	1,517	1,644,656
3.30%, 11/21/24 (Call 08/21/24)	337	362,369
4.00%, 06/14/49 (Call 12/14/48)	1,839	2,142,472
4.10%, 03/01/47 (Call 09/01/46)	1,826	2,152,452
4.20%, 11/21/34 (Call 05/21/34)	4,980	5,975,900
4.45%, 11/21/44 (Call 05/21/44)	1,202	1,449,937
Series A, 6.25%, 05/15/38	450	638,775
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,082	1,217,596
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	1,195	1,289,489
3.88%, 03/01/25 (Call 12/01/24)	1,230	1,333,480
3.90%, 09/17/29 (Call 06/17/29)	1,609	1,776,996
4.00%, 03/15/26 (Call 12/15/25)	2,950	3,244,026
4.30%, 03/01/24 (Call 12/01/23)	2,625	2,859,596
		217,484,019

44	2 0 2 0 | S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media — 0.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	$7,808	$8,272,576
4.20%, 03/15/28 (Call 12/15/27)	2,830	3,078,672
4.46%, 07/23/22 (Call 05/23/22)	11,390	12,070,439
4.50%, 02/01/24 (Call 01/01/24)	1,084	1,175,490
4.80%, 03/01/50 (Call 09/01/49)	5,759	6,226,228
4.91%, 07/23/25 (Call 04/23/25)	14,135	15,886,609
5.05%, 03/30/29 (Call 12/30/28)	3,918	4,528,072
5.13%, 07/01/49 (Call 01/01/49)	5,750	6,403,832
5.38%, 04/01/38 (Call 10/01/37)	905	1,049,040
5.38%, 05/01/47 (Call 11/01/46)	5,364	6,119,144
5.75%, 04/01/48 (Call 10/01/47)	2,392	2,850,044
6.38%, 10/23/35 (Call 04/23/35)	8,957	11,776,574
6.48%, 10/23/45 (Call 04/23/45)	12,362	15,890,733
6.83%, 10/23/55 (Call 04/23/55)	4,905	6,576,232
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	3,417	4,156,131
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	1,649	1,658,795
2.35%, 01/15/27 (Call 10/15/26)	7,828	8,072,077
2.65%, 02/01/30 (Call 11/01/29)	2,957	3,104,998
2.75%, 03/01/23 (Call 02/01/23)	5,094	5,300,409
2.85%, 01/15/23	2,145	2,236,591
3.00%, 02/01/24 (Call 01/01/24)	2,107	2,225,455
3.13%, 07/15/22	5,522	5,758,949
3.15%, 03/01/26 (Call 12/01/25)	7,779	8,388,485
3.15%, 02/15/28 (Call 11/15/27)	3,709	4,030,014
3.20%, 07/15/36 (Call 01/15/36)	5,004	5,402,519
3.25%, 11/01/39 (Call 05/01/39)	630	680,986
3.30%, 02/01/27 (Call 11/01/26)	2,380	2,591,987
3.38%, 02/15/25 (Call 11/15/24)	3,525	3,809,362
3.38%, 08/15/25 (Call 05/15/25)	3,762	4,086,171
3.40%, 07/15/46 (Call 01/15/46)	7,053	7,641,150
3.45%, 02/01/50 (Call 08/01/49)	1,801	1,990,339
3.55%, 05/01/28 (Call 02/01/28)	5,446	6,062,487
3.60%, 03/01/24	7,441	8,033,899
3.70%, 04/15/24 (Call 03/15/24)	3,726	4,046,138
3.90%, 03/01/38 (Call 09/01/37)	2,547	2,968,554
3.95%, 10/15/25 (Call 08/15/25)	1,870	2,094,886
3.97%, 11/01/47 (Call 05/01/47)	10,191	12,002,450
4.00%, 08/15/47 (Call 02/15/47)	2,165	2,562,516
4.00%, 03/01/48 (Call 09/01/47)	2,038	2,414,357
4.00%, 11/01/49 (Call 05/01/49)	12,767	15,204,093
4.05%, 11/01/52 (Call 05/01/52)	6,895	8,290,065
4.15%, 10/15/28 (Call 07/15/28)	5,005	5,816,411
4.20%, 08/15/34 (Call 02/15/34)	4,375	5,310,900
4.25%, 10/15/30 (Call 07/15/30)	2,717	3,232,741
4.25%, 01/15/33	9,346	11,268,192
4.40%, 08/15/35 (Call 02/25/35)	4,246	5,231,921
4.50%, 01/15/43	416	523,881
4.60%, 10/15/38 (Call 04/15/38)	3,430	4,285,888
4.60%, 08/15/45 (Call 02/15/45)	8,366	10,703,042
4.65%, 07/15/42	4,919	6,240,784
4.70%, 10/15/48 (Call 04/15/48)	11,812	15,468,641
4.75%, 03/01/44	4,345	5,639,810
4.95%, 10/15/58 (Call 04/15/58)	6,789	9,299,912
5.65%, 06/15/35	2,520	3,523,237
6.40%, 05/15/38	806	1,200,295
6.40%, 03/01/40	10	14,964
	Par
Security	(000)	Value

Media (continued)
6.45%, 03/15/37	$440	$648,820
6.50%, 11/15/35	3,420	5,153,324
6.55%, 07/01/39	170	256,537
6.95%, 08/15/37	1,082	1,660,859
7.05%, 03/15/33	1,342	2,023,226
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	2,422	2,508,465
3.25%, 04/01/23	221	231,553
3.30%, 05/15/22	2,879	2,985,984
3.45%, 03/15/25 (Call 12/15/24)	2,436	2,592,878
3.50%, 06/15/22 (Call 04/15/22)	292	302,886
3.80%, 03/13/24 (Call 01/13/24)	678	728,077
3.90%, 11/15/24 (Call 08/15/24)	1,146	1,242,894
3.95%, 06/15/25 (Call 05/15/25)	1,462	1,605,188
3.95%, 03/20/28 (Call 12/20/27)	4,852	5,261,703
4.13%, 05/15/29 (Call 02/15/29)	2,572	2,848,130
4.38%, 06/15/21	2,833	2,932,863
4.88%, 04/01/43	2,968	3,377,436
4.90%, 03/11/26 (Call 12/11/25)	3,211	3,661,985
4.95%, 05/15/42	2,746	3,177,726
5.00%, 09/20/37 (Call 03/20/37)	3,412	3,894,934
5.20%, 09/20/47 (Call 03/20/47)	3,966	4,693,642
5.30%, 05/15/49 (Call 11/15/48)	2,705	3,269,669
6.35%, 06/01/40	2,735	3,623,137
Fox Corp.
3.67%, 01/25/22(c)	1,881	1,959,231
4.03%, 01/25/24 (Call 12/25/23)(c)	3,373	3,659,098
4.71%, 01/25/29 (Call 10/25/28)(c)	3,581	4,214,658
5.48%, 01/25/39 (Call 07/25/38)(c)	2,852	3,665,390
5.58%, 01/25/49 (Call 07/25/48)(c)	4,330	5,784,101
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	699	787,472
5.00%, 05/13/45 (Call 11/13/44)	270	316,302
5.25%, 05/24/49 (Call 11/24/48)	400	487,068
6.13%, 01/31/46 (Call 06/30/45)	4,065	5,502,181
6.63%, 03/18/25	1,837	2,225,103
6.63%, 01/15/40	5,216	7,179,772
8.50%, 03/11/32	960	1,346,544
NBCUniversal Media LLC
2.88%, 01/15/23	3,400	3,545,418
4.38%, 04/01/21	3,920	4,039,756
4.45%, 01/15/43	5,646	6,945,145
5.95%, 04/01/41	5,148	7,442,567
6.40%, 04/30/40	666	1,000,858
TCI Communications Inc.
7.13%, 02/15/28	1,289	1,728,124
7.88%, 02/15/26	2,610	3,457,415
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	1,489	1,597,086
4.30%, 11/23/23 (Call 08/23/23)	5,622	6,124,663
5.50%, 08/15/35	497	613,074
5.65%, 11/23/43 (Call 05/23/43)	1,789	2,339,475
5.85%, 04/15/40	2,394	3,136,044
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	5,277	5,415,310
4.50%, 09/15/42 (Call 03/15/42)	4,846	5,054,329
5.50%, 09/01/41 (Call 03/01/41)	2,927	3,380,070
5.88%, 11/15/40 (Call 05/15/40)	4,737	5,772,792
6.55%, 05/01/37	2,813	3,583,256
6.75%, 06/15/39	5,801	7,578,426

S c h e d u l e o f I n v e s t m e n t s	45

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
7.30%, 07/01/38	$5,484	$7,472,992
Time Warner Entertainment Co. LP
8.38%, 03/15/23	3,592	4,258,675
8.38%, 07/15/33	3,589	5,226,122
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,980	2,017,521
2.35%, 12/01/22	4,417	4,553,927
2.45%, 03/04/22	1,272	1,302,057
2.55%, 02/15/22	109	111,980
2.75%, 08/16/21	1,705	1,740,822
2.95%, 06/15/27(b)	2,873	3,120,222
3.00%, 02/13/26	1,835	1,996,040
3.00%, 07/30/46	2,385	2,526,073
3.15%, 09/17/25	2,082	2,277,292
3.70%, 12/01/42	3,415	4,010,952
3.75%, 06/01/21	2,721	2,802,712
4.13%, 06/01/44	3,010	3,766,293
4.38%, 08/16/41	1,255	1,603,463
Series B, 7.00%, 03/01/32	1,300	1,937,390
Series E, 4.13%, 12/01/41	2,921	3,618,535
ViacomCBS Inc.
2.50%, 02/15/23 (Call 01/15/23)	2,119	2,176,700
2.90%, 06/01/23 (Call 05/01/23)	1,308	1,358,750
2.90%, 01/15/27 (Call 10/15/26)	2,891	2,986,229
3.38%, 03/01/22 (Call 12/01/21)	2,685	2,761,872
3.38%, 02/15/28 (Call 12/15/27)	2,406	2,563,112
3.50%, 01/15/25 (Call 10/15/24)	3,175	3,374,263
3.70%, 08/15/24 (Call 05/15/24)	2,415	2,597,864
3.70%, 06/01/28 (Call 03/01/28)	1,605	1,738,713
3.88%, 12/15/21	2,130	2,222,122
3.88%, 04/01/24 (Call 01/01/24)	2,720	2,930,800
4.00%, 01/15/26 (Call 10/15/25)	3,941	4,327,809
4.20%, 06/01/29 (Call 03/01/29)	1,679	1,886,508
4.25%, 09/01/23 (Call 06/01/23)	2,978	3,213,560
4.38%, 03/15/43	4,449	4,772,798
4.50%, 03/01/21	2,111	2,169,074
4.60%, 01/15/45 (Call 07/15/44)	1,526	1,681,286
4.85%, 07/01/42 (Call 01/01/42)	2,216	2,513,587
4.90%, 08/15/44 (Call 02/15/44)	2,528	2,948,811
5.25%, 04/01/44 (Call 10/01/43)	1,909	2,283,374
5.50%, 05/15/33	1,846	2,314,773
5.85%, 09/01/43 (Call 03/01/43)	4,527	5,707,868
5.90%, 10/15/40 (Call 04/15/40)	1,380	1,741,077
6.88%, 04/30/36	3,399	4,657,990
7.88%, 07/30/30	2,258	3,246,146
Walt Disney Co. (The)
1.65%, 09/01/22	1,727	1,742,888
1.75%, 08/30/24 (Call 07/30/24)	6,830	6,934,636
2.00%, 09/01/29 (Call 06/01/29)	8,874	8,951,115
2.75%, 09/01/49 (Call 03/01/49)	5,225	5,298,672
3.00%, 09/15/22	2,910	3,036,789
3.38%, 11/15/26 (Call 08/15/26)	1,735	1,918,893
3.70%, 09/15/24 (Call 06/15/24)	2,150	2,353,261
3.70%, 10/15/25 (Call 07/15/25)	2,289	2,547,336
4.75%, 09/15/44 (Call 03/15/44)	2,884	3,876,211
4.75%, 11/15/46 (Call 05/15/46)	2,513	3,421,022
4.95%, 10/15/45 (Call 04/15/45)	2,744	3,769,515
5.40%, 10/01/43	3,138	4,503,407
6.20%, 12/15/34	3,458	5,112,480
6.40%, 12/15/35	1,995	3,005,906
	Par
Security	(000)	Value

Media (continued)
6.55%, 03/15/33	$2,831	$4,193,305
6.65%, 11/15/37	1,925	2,971,488
		679,195,889
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	3,978	4,103,307
3.25%, 06/15/25 (Call 03/15/25)	4,488	4,808,174
3.90%, 01/15/43 (Call 07/15/42)	2,360	2,777,979
4.38%, 06/15/45 (Call 12/15/44)	512	651,592
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	997	1,067,508
4.50%, 12/15/28 (Call 09/15/28)	1,845	2,084,001
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	894	1,023,871
5.25%, 10/01/54 (Call 04/01/54)	1,064	1,162,782
		17,679,214
Mining — 0.2%
Barrick Gold Corp.
5.25%, 04/01/42	3,615	4,677,087
6.45%, 10/15/35	261	365,019
Barrick North America Finance LLC
5.70%, 05/30/41	2,251	3,092,424
5.75%, 05/01/43	2,173	2,977,423
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	3,549	4,841,262
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	2,973	3,061,209
3.85%, 09/30/23	2,801	3,056,871
4.13%, 02/24/42	6,055	7,291,492
5.00%, 09/30/43	6,812	9,149,606
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	825	897,468
5.13%, 09/01/21 (Call 06/01/21)	1,366	1,414,575
5.95%, 03/15/24 (Call 12/15/23)	1,553	1,729,452
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	738	768,789
3.50%, 03/15/22 (Call 12/15/21)	3,692	3,788,361
3.63%, 06/09/21 (Call 04/09/21)	690	706,615
3.70%, 03/15/23 (Call 12/15/22)	3,188	3,380,874
4.88%, 03/15/42 (Call 09/15/41)	3,646	4,577,553
5.45%, 06/09/44 (Call 12/09/43)	1,085	1,501,390
5.88%, 04/01/35	2,100	2,920,890
6.25%, 10/01/39	3,384	4,787,142
Rio Tinto Alcan Inc.
5.75%, 06/01/35	270	372,527
6.13%, 12/15/33	500	721,880
7.25%, 03/15/31	1,708	2,506,114
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	6,579	7,261,440
5.20%, 11/02/40	6,305	8,612,882
7.13%, 07/15/28	1,820	2,521,246
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	3,135	3,786,767
4.75%, 03/22/42 (Call 09/22/41)	1,075	1,391,985
Southern Copper Corp.
3.50%, 11/08/22	2,766	2,859,353
3.88%, 04/23/25	1,378	1,476,100
5.25%, 11/08/42	4,052	4,809,886
5.88%, 04/23/45	4,540	5,809,838
6.75%, 04/16/40	3,950	5,433,225

46	2 0 2 0 | S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mining (continued)
7.50%, 07/27/35	$3,417	$4,846,263
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	1,035	1,034,741
5.40%, 02/01/43 (Call 08/01/42)	2,248	2,369,864
6.00%, 08/15/40 (Call 02/15/40)	1,976	2,169,767
6.13%, 10/01/35	2,406	2,862,466
6.25%, 07/15/41 (Call 01/15/41)	1,881	2,129,969
		127,961,815
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	2,050	2,367,299

Oil & Gas — 1.5%
Anadarko Petroleum Corp., 6.45%, 09/15/36	75	91,553
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	2,510	2,561,405
4.25%, 01/15/30 (Call 10/15/29)(b)	1,125	1,196,854
4.25%, 01/15/44 (Call 07/15/43)	3,030	2,776,207
4.38%, 10/15/28 (Call 07/15/28)	2,814	3,011,093
4.75%, 04/15/43 (Call 10/15/42)	7,308	6,816,537
5.10%, 09/01/40 (Call 03/01/40)	3,628	3,700,161
5.25%, 02/01/42 (Call 08/01/41)	445	477,360
5.35%, 07/01/49 (Call 01/01/49)(b)	1,335	1,377,493
6.00%, 01/15/37	50	58,124
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	3,676	3,721,987
2.52%, 09/19/22 (Call 08/19/22)	1,185	1,221,214
2.75%, 05/10/23	4,328	4,479,740
3.00%, 02/24/50 (Call 08/24/49)	3,000	2,952,390
3.02%, 01/16/27 (Call 10/16/26)	5,598	5,925,707
3.12%, 05/04/26 (Call 02/04/26)	3,204	3,428,729
3.22%, 11/28/23 (Call 09/28/23)	4,558	4,818,125
3.22%, 04/14/24 (Call 02/14/24)	4,921	5,239,143
3.25%, 05/06/22	3,983	4,150,644
3.41%, 02/11/26 (Call 12/11/25)	1,614	1,753,676
3.59%, 04/14/27 (Call 01/14/27)	3,315	3,620,908
3.79%, 02/06/24 (Call 01/06/24)	1,157	1,250,046
3.80%, 09/21/25 (Call 07/21/25)	2,006	2,216,911
3.94%, 09/21/28 (Call 06/21/28)	2,373	2,688,775
4.23%, 11/06/28 (Call 08/06/28)	3,033	3,513,185
4.74%, 03/11/21	5,187	5,344,789
BP Capital Markets PLC
2.50%, 11/06/22	3,894	3,963,080
2.75%, 05/10/23	250	260,110
3.06%, 03/17/22	3,491	3,611,824
3.25%, 05/06/22(b)	669	694,549
3.28%, 09/19/27 (Call 06/19/27)	3,384	3,652,148
3.51%, 03/17/25	2,730	2,964,862
3.54%, 11/04/24	4,355	4,753,482
3.56%, 11/01/21	4,628	4,794,469
3.72%, 11/28/28 (Call 08/28/28)	4,670	5,230,587
3.81%, 02/10/24	1,814	1,965,850
3.99%, 09/26/23	4,785	5,185,935
Burlington Resources LLC
5.95%, 10/15/36	3,041	4,267,770
7.20%, 08/15/31	1,035	1,524,089
7.40%, 12/01/31	1,634	2,449,252
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	2,849	2,945,724
3.45%, 11/15/21 (Call 08/15/21)	1,870	1,919,649
3.80%, 04/15/24 (Call 01/15/24)	2,855	3,054,336
	Par
Security	(000)	Value

Oil & Gas (continued)
3.85%, 06/01/27 (Call 03/01/27)	$5,327	$5,670,805
3.90%, 02/01/25 (Call 11/01/24)	2,005	2,175,385
4.95%, 06/01/47 (Call 12/01/46)	2,212	2,628,807
5.85%, 02/01/35	1,000	1,288,770
6.25%, 03/15/38	4,380	5,812,742
6.45%, 06/30/33	1,160	1,526,096
6.50%, 02/15/37	1,988	2,676,405
6.75%, 02/01/39	690	996,464
7.20%, 01/15/32	645	893,609
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	3,000	3,086,850
3.80%, 09/15/23 (Call 06/15/23)	1,050	1,111,877
4.25%, 04/15/27 (Call 01/15/27)	3,791	3,998,406
5.25%, 06/15/37 (Call 12/15/36)	1,411	1,508,895
5.40%, 06/15/47 (Call 12/15/46)	3,085	3,379,186
6.75%, 11/15/39	4,690	5,869,019
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	4,429	4,464,299
2.36%, 12/05/22 (Call 09/05/22)	6,949	7,122,308
2.41%, 03/03/22 (Call 01/03/22)	2,907	2,971,884
2.50%, 03/03/22 (Call 02/03/22)	2,773	2,839,580
2.57%, 05/16/23 (Call 03/16/23)	3,333	3,447,755
2.90%, 03/03/24 (Call 01/03/24)	1,505	1,585,307
2.95%, 05/16/26 (Call 02/16/26)	5,629	6,020,384
3.19%, 06/24/23 (Call 03/24/23)	9,467	9,993,555
3.33%, 11/17/25 (Call 08/17/25)	2,801	3,052,642
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	1,904	1,964,985
4.38%, 06/01/24 (Call 03/01/24)	5,812	6,187,455
4.38%, 03/15/29 (Call 12/15/28)	731	774,531
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	1,049	1,101,177
3.00%, 05/09/23	7,670	7,935,382
3.30%, 09/30/49 (Call 03/30/49)(b)	275	300,055
4.25%, 05/09/43	2,469	3,067,362
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	3,960	4,264,682
4.38%, 05/02/28	6,012	6,957,387
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	8,780	9,639,386
4.88%, 04/30/44	2,785	3,786,402
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	4,121	4,284,521
4.30%, 08/15/28 (Call 05/15/28)	4,029	4,384,841
4.38%, 01/15/25 (Call 01/15/21)	1,612	1,653,848
4.85%, 08/15/48 (Call 02/15/48)	3,718	4,102,255
4.88%, 10/01/47 (Call 04/01/47)	1,366	1,550,096
Conoco Funding Co., 7.25%, 10/15/31	2,941	4,343,239
ConocoPhillips
5.90%, 10/15/32	1,467	1,970,240
5.90%, 05/15/38	3,867	5,328,417
6.50%, 02/01/39	4,273	6,336,816
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	121	130,085
4.30%, 11/15/44 (Call 05/15/44)	4,335	5,203,474
4.95%, 03/15/26 (Call 12/15/25)	6,415	7,531,980
5.95%, 03/15/46 (Call 09/15/45)	819	1,222,562
ConocoPhillips Holding Co., 6.95%, 04/15/29	5,008	6,826,355
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	5,164	5,232,630

S c h e d u l e o f I n v e s t m e n t s	47

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
4.38%, 01/15/28 (Call 10/15/27)	$4,253	$4,134,639
4.50%, 04/15/23 (Call 01/15/23)	1,750	1,816,325
4.90%, 06/01/44 (Call 12/01/43)	3,106	2,697,095
5.00%, 09/15/22 (Call 03/15/20)	602	597,581
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	3,918	4,050,703
5.00%, 06/15/45 (Call 12/15/44)	3,346	3,598,456
5.60%, 07/15/41 (Call 01/15/41)	4,759	5,404,606
5.85%, 12/15/25 (Call 09/15/25)	1,070	1,264,847
7.88%, 09/30/31	300	406,425
7.95%, 04/15/32	100	142,581
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	2,825	2,861,866
3.25%, 12/01/26 (Call 10/01/26)	3,230	3,269,083
3.50%, 12/01/29 (Call 09/01/29)	5,644	5,597,437
5.38%, 05/31/25 (Call 05/31/20)	190	197,936
Ecopetrol SA
4.13%, 01/16/25	5,397	5,696,695
5.38%, 06/26/26 (Call 03/26/26)	5,615	6,301,434
5.88%, 09/18/23	6,135	6,807,089
5.88%, 05/28/45	5,796	6,918,511
7.38%, 09/18/43	3,324	4,563,686
Eni USA Inc., 7.30%, 11/15/27	320	425,459
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	4,258	4,399,366
3.15%, 04/01/25 (Call 01/01/25)	522	554,651
3.90%, 04/01/35 (Call 10/01/34)	1,976	2,353,376
4.15%, 01/15/26 (Call 10/15/25)	1,933	2,180,559
Equinor ASA
2.45%, 01/17/23	7,372	7,589,769
2.65%, 01/15/24	5,433	5,681,397
2.75%, 11/10/21	3,095	3,171,694
3.15%, 01/23/22	5,980	6,183,200
3.25%, 11/10/24	2,086	2,247,498
3.25%, 11/18/49 (Call 05/18/49)	5,832	6,226,593
3.63%, 09/10/28 (Call 06/10/28)	3,304	3,725,062
3.70%, 03/01/24	5,152	5,590,023
3.95%, 05/15/43	4,468	5,286,716
4.25%, 11/23/41	376	456,776
4.80%, 11/08/43	1,690	2,241,261
5.10%, 08/17/40	2,500	3,308,000
7.25%, 09/23/27	500	683,620
Series N, 7.75%, 06/15/23	750	898,808
Exxon Mobil Corp.
1.90%, 08/16/22	2,749	2,790,950
2.02%, 08/16/24 (Call 07/16/24)	4,419	4,516,218
2.22%, 03/01/21 (Call 02/01/21)	6,015	6,057,767
2.28%, 08/16/26 (Call 06/16/26)	3,718	3,844,635
2.40%, 03/06/22 (Call 01/06/22)	5,826	5,948,870
2.44%, 08/16/29 (Call 05/16/29)	5,478	5,700,571
2.71%, 03/06/25 (Call 12/06/24)	7,781	8,181,566
2.73%, 03/01/23 (Call 01/01/23)	1,682	1,742,586
3.00%, 08/16/39 (Call 02/16/39)	3,000	3,126,300
3.04%, 03/01/26 (Call 12/01/25)	6,321	6,809,803
3.10%, 08/16/49 (Call 02/16/49)	4,195	4,329,659
3.18%, 03/15/24 (Call 12/15/23)	2,595	2,754,359
3.57%, 03/06/45 (Call 09/06/44)	3,810	4,267,086
4.11%, 03/01/46 (Call 09/01/45)	7,288	8,919,054
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	27	30,137
	Par
Security	(000)	Value

Oil & Gas (continued)
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	$1,030	$1,069,614
4.30%, 04/01/27 (Call 01/01/27)	1,737	1,835,210
5.60%, 02/15/41	4,231	4,569,903
5.80%, 04/01/47 (Call 10/01/46)	2,910	3,223,873
6.00%, 01/15/40	1,921	2,064,172
7.13%, 03/15/33	1,694	2,134,660
7.30%, 08/15/31	1,906	2,396,947
7.88%, 10/01/29	402	515,862
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	4,415	5,037,824
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	1,275	1,329,583
4.00%, 04/15/24 (Call 01/15/24)	1,565	1,678,181
4.40%, 04/15/29 (Call 01/15/29)	2,507	2,704,251
6.80%, 09/15/37	1,215	1,571,432
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)	4,780	4,870,772
3.85%, 06/01/25 (Call 03/01/25)	2,677	2,827,180
4.40%, 07/15/27 (Call 04/15/27)	2,980	3,260,686
5.20%, 06/01/45 (Call 12/01/44)	1,577	1,775,055
6.60%, 10/01/37	3,644	4,499,684
6.80%, 03/15/32	1,642	2,054,454
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	3,034	3,235,002
3.80%, 04/01/28 (Call 01/01/28)	2,484	2,729,618
4.50%, 04/01/48 (Call 10/01/47)	1,355	1,541,990
4.75%, 12/15/23 (Call 10/15/23)	2,035	2,220,857
4.75%, 09/15/44 (Call 03/15/44)	2,645	3,009,931
5.00%, 09/15/54 (Call 03/15/54)	1,189	1,387,016
5.13%, 03/01/21	4,963	5,128,417
5.13%, 12/15/26 (Call 09/15/26)	1,155	1,353,186
5.38%, 10/01/22 (Call 10/01/20)	449	453,602
6.50%, 03/01/41 (Call 09/01/40)	4,366	6,118,338
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	2,543	2,701,353
5.63%, 07/01/24	1,331	1,447,782
5.75%, 01/30/22	645	685,525
Nexen Inc.
5.88%, 03/10/35	265	365,345
6.40%, 05/15/37	5,733	8,499,344
7.50%, 07/30/39	3,035	5,124,355
7.88%, 03/15/32	1,053	1,617,777
Noble Energy Inc.
3.25%, 10/15/29 (Call 07/15/29)	2,095	2,076,417
3.85%, 01/15/28 (Call 10/15/27)	1,412	1,463,213
3.90%, 11/15/24 (Call 08/15/24)	1,135	1,212,884
4.20%, 10/15/49 (Call 04/15/49)	2,625	2,486,479
4.95%, 08/15/47 (Call 02/15/47)	2,365	2,530,266
5.05%, 11/15/44 (Call 05/15/44)	4,355	4,652,403
5.25%, 11/15/43 (Call 05/15/43)	2,626	2,824,736
6.00%, 03/01/41 (Call 09/01/40)	2,070	2,434,299
Occidental Petroleum Corp.
2.60%, 08/13/21	564	567,807
2.60%, 04/15/22 (Call 03/15/22)	3,322	3,374,687
2.70%, 08/15/22	1,704	1,729,969
2.70%, 02/15/23 (Call 08/15/22)	3,775	3,823,131
2.90%, 08/15/24 (Call 06/15/24)	6,520	6,611,476
3.00%, 02/15/27 (Call 11/15/26)	2,423	2,445,316
3.13%, 02/15/22 (Call 11/15/21)	3,102	3,166,491
3.20%, 08/15/26 (Call 06/15/26)	2,807	2,886,522

48	2 0 2 0 | S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.40%, 04/15/26 (Call 01/15/26)	$4,410	$4,507,064
3.50%, 06/15/25 (Call 03/15/25)	2,510	2,599,682
3.50%, 08/15/29 (Call 05/15/29)	2,464	2,466,218
4.10%, 02/15/47 (Call 08/15/46)	4,069	3,663,402
4.20%, 03/15/48 (Call 09/15/47)	1,073	997,761
4.30%, 08/15/39 (Call 02/15/39)	1,954	1,871,463
4.40%, 04/15/46 (Call 10/15/45)	4,540	4,389,272
4.40%, 08/15/49 (Call 02/15/49)(b)	2,365	2,235,493
4.50%, 07/15/44 (Call 01/15/44)	3,655	3,501,782
4.63%, 06/15/45 (Call 12/15/44)	3,166	3,060,034
4.85%, 03/15/21 (Call 02/15/21)	1,434	1,475,815
5.55%, 03/15/26 (Call 12/15/25)	3,026	3,476,329
6.20%, 03/15/40	3,230	3,774,707
6.45%, 09/15/36	5,485	6,472,574
6.60%, 03/15/46 (Call 09/15/45)	4,165	5,039,109
6.95%, 07/01/24	2,908	3,422,629
7.50%, 05/01/31	2,421	3,187,392
7.88%, 09/15/31	1,784	2,377,002
7.95%, 06/15/39	365	520,665
Ovintiv Inc, 3.90%, 11/15/21 (Call 08/15/21)	2,778	2,849,061
Ovintiv Inc.
6.50%, 08/15/34	6,177	6,695,744
6.50%, 02/01/38	2,395	2,744,311
6.63%, 08/15/37	910	1,053,680
7.38%, 11/01/31	1,300	1,537,224
8.13%, 09/15/30	170	210,188
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	1,096	1,083,780
5.15%, 11/15/29 (Call 08/15/29)	285	306,569
Petroleos Mexicanos
3.50%, 01/30/23	310	308,980
4.25%, 01/15/25	3,962	3,977,769
4.50%, 01/23/26	9,870	9,667,862
4.63%, 09/21/23	7,582	7,854,118
4.88%, 01/18/24	6,445	6,715,948
5.35%, 02/12/28	3,907	3,793,345
5.50%, 06/27/44	8,175	7,199,150
5.63%, 01/23/46	8,334	7,325,586
5.95%, 01/28/31 (Call 07/28/30)(c)	19,302	18,745,909
6.35%, 02/12/48	6,535	6,072,453
6.38%, 01/23/45	8,703	8,184,475
6.49%, 01/23/27 (Call 11/23/26)(c)	5,530	5,796,988
6.50%, 03/13/27	16,314	17,107,187
6.50%, 01/23/29	1,507	1,554,049
6.50%, 06/02/41	12,089	11,654,884
6.63%, 06/15/35	8,920	8,948,276
6.63%, 06/15/38	3,554	3,482,991
6.75%, 09/21/47	13,768	13,211,497
6.84%, 01/23/30 (Call 10/23/29)(c)	11,276	11,822,548
6.88%, 08/04/26	10,902	11,876,639
6.95%, 01/28/60 (Call 07/28/59)(c)	5,100	4,901,763
7.69%, 01/23/50 (Call 07/23/49)(c)	20,513	21,314,033
Phillips 66
3.90%, 03/15/28 (Call 03/15/28)	3,290	3,659,171
4.30%, 04/01/22	7,389	7,772,415
4.65%, 11/15/34 (Call 05/15/34)	2,963	3,564,933
4.88%, 11/15/44 (Call 05/15/44)	6,012	7,239,230
5.88%, 05/01/42	5,219	7,275,390
	Par
Security	(000)	Value

Oil & Gas (continued)
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	$3,976	$4,176,192
4.45%, 01/15/26 (Call 10/15/25)	1,980	2,236,925
Shell International Finance BV
1.75%, 09/12/21	2,913	2,926,138
1.88%, 05/10/21	5,224	5,247,560
2.00%, 11/07/24 (Call 10/07/24)	3,050	3,102,246
2.25%, 01/06/23	3,030	3,104,296
2.38%, 08/21/22	5,675	5,828,055
2.38%, 11/07/29 (Call 08/07/29)	3,147	3,214,409
2.50%, 09/12/26	6,249	6,525,831
2.88%, 05/10/26	3,010	3,209,533
3.13%, 11/07/49 (Call 05/07/49)	3,773	3,883,096
3.25%, 05/11/25	8,329	8,937,433
3.40%, 08/12/23	2,740	2,922,785
3.50%, 11/13/23 (Call 10/13/23)	2,534	2,701,675
3.63%, 08/21/42	2,427	2,724,259
3.75%, 09/12/46	3,761	4,283,403
3.88%, 11/13/28 (Call 08/23/28)	2,236	2,534,461
4.00%, 05/10/46	5,652	6,671,282
4.13%, 05/11/35	8,224	9,954,576
4.38%, 05/11/45	10,229	12,615,733
4.55%, 08/12/43	6,031	7,529,281
5.50%, 03/25/40	2,370	3,306,671
6.38%, 12/15/38	4,843	7,364,024
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	3,300	3,564,429
4.00%, 11/15/47 (Call 05/15/47)	1,324	1,454,652
5.35%, 07/15/33	250	326,570
5.95%, 12/01/34	2,125	2,936,899
5.95%, 05/15/35	1,667	2,262,936
6.50%, 06/15/38	5,469	7,842,491
6.80%, 05/15/38	4,257	6,207,515
6.85%, 06/01/39	2,921	4,394,469
7.15%, 02/01/32	50	71,817
9.25%, 10/15/21	285	319,989
Tosco Corp., 8.13%, 02/15/30	725	1,085,383
Total Capital Canada Ltd., 2.75%, 07/15/23	1,177	1,229,906
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	2,581	2,610,836
2.43%, 01/10/25 (Call 10/10/24)	2,619	2,720,277
2.70%, 01/25/23	3,722	3,849,404
2.75%, 06/19/21	4,067	4,129,591
2.83%, 01/10/30 (Call 10/10/29)	4,899	5,183,093
2.88%, 02/17/22	4,838	4,979,076
3.46%, 02/19/29 (Call 11/19/28)	5,190	5,728,826
3.46%, 07/12/49 (Call 01/12/49)	4,125	4,495,920
3.70%, 01/15/24	135	146,363
3.75%, 04/10/24	4,705	5,117,628
Total Capital SA
3.88%, 10/11/28	1,620	1,851,773
4.25%, 12/15/21	98	102,882
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	5,396	5,783,649
3.65%, 03/15/25	2,728	2,964,354
4.00%, 04/01/29 (Call 01/01/29)	2,383	2,577,858
4.35%, 06/01/28 (Call 03/01/28)	4,521	5,085,085
4.90%, 03/15/45	2,258	2,586,810
6.63%, 06/15/37	4,807	6,482,624

S c h e d u l e o f I n v e s t m e n t s	49

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
7.50%, 04/15/32	$1,469	$2,055,351
		1,173,401,785
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	1,755	2,134,922
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	4,284	4,395,984
3.14%, 11/07/29 (Call 08/07/29)	1,220	1,251,744
3.34%, 12/15/27 (Call 09/15/27)	2,134	2,246,270
4.08%, 12/15/47 (Call 06/15/47)	4,031	4,255,648
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	1,573	1,615,219
3.50%, 08/01/23 (Call 05/01/23)	4,693	4,953,931
3.80%, 11/15/25 (Call 08/15/25)	4,843	5,349,675
4.50%, 11/15/41 (Call 05/15/41)	2,371	2,546,525
4.75%, 08/01/43 (Call 02/01/43)	1,021	1,098,576
4.85%, 11/15/35 (Call 05/15/35)	3,128	3,601,704
5.00%, 11/15/45 (Call 05/15/45)	7,804	8,737,671
6.70%, 09/15/38	2,297	3,050,186
7.45%, 09/15/39	3,016	4,479,906
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	1,678	1,705,318
3.60%, 12/01/29 (Call 09/01/29)	2,500	2,563,975
3.95%, 12/01/42 (Call 06/01/42)	3,657	3,490,863
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	4,495	4,801,379
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	2,055	2,125,630
		64,405,126
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(c)	75	85,547
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(c)	1,625	1,682,623
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)	4,460	4,845,567
3.65%, 09/15/24 (Call 06/15/24)	1,020	1,098,693
4.05%, 12/15/49 (Call 06/15/49)	227	260,821
4.50%, 11/01/23 (Call 08/01/23)	2,750	3,015,870
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	2,583	3,424,748
WestRock MWV LLC
7.95%, 02/15/31	1,295	1,880,210
8.20%, 01/15/30	340	483,840
WestRock RKT LLC
4.00%, 03/01/23 (Call 12/01/22)	2,925	3,108,895
4.90%, 03/01/22	2,159	2,288,691
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	1,953	2,058,169
3.38%, 09/15/27 (Call 06/15/27)	460	491,308
3.75%, 03/15/25 (Call 01/15/25)	960	1,045,555
3.90%, 06/01/28 (Call 03/01/28)	949	1,047,364
4.00%, 03/15/28 (Call 12/15/27)	1,238	1,386,733
4.20%, 06/01/32 (Call 03/01/32)	2,076	2,408,305
4.65%, 03/15/26 (Call 01/15/26)	2,285	2,619,593
4.90%, 03/15/29 (Call 12/15/28)	4,308	5,051,733
		38,284,265
Pharmaceuticals — 1.7%
AbbVie Inc.
2.15%, 11/19/21(c)	900	909,711
2.30%, 05/14/21 (Call 04/14/21)	2,051	2,068,905
2.30%, 11/21/22(c)	7,000	7,125,930
	Par
Security	(000)	Value

Pharmaceuticals (continued)
2.60%, 11/21/24 (Call 10/21/24)(c)	$13,175	$13,634,017
2.85%, 05/14/23 (Call 03/14/23)	6,184	6,415,591
2.90%, 11/06/22	10,073	10,432,002
2.95%, 11/21/26 (Call 09/21/26)(c)	1,685	1,770,025
3.20%, 11/06/22 (Call 09/06/22)	8,782	9,135,739
3.20%, 05/14/26 (Call 02/14/26)	5,077	5,387,459
3.20%, 11/21/29 (Call 08/21/29)(c)	14,712	15,551,614
3.38%, 11/14/21	2,674	2,761,574
3.60%, 05/14/25 (Call 02/14/25)	9,141	9,872,371
3.75%, 11/14/23 (Call 10/14/23)	3,062	3,287,516
4.05%, 11/21/39 (Call 05/21/39)(c)	8,596	9,533,394
4.25%, 11/14/28 (Call 08/14/28)	30,353	34,699,853
4.25%, 11/21/49 (Call 05/21/49)(c)	19,949	22,353,253
4.30%, 05/14/36 (Call 11/14/35)	3,857	4,430,112
4.40%, 11/06/42	6,270	7,230,000
4.45%, 05/14/46 (Call 11/14/45)	6,482	7,471,866
4.50%, 05/14/35 (Call 11/14/34)	12,160	14,348,678
4.70%, 05/14/45 (Call 11/14/44)	8,292	9,833,317
4.88%, 11/14/48 (Call 05/14/48)	5,140	6,322,046
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	4,262	4,429,028
4.63%, 10/01/42 (Call 04/01/42)	825	952,619
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)	8,803	9,118,676
3.80%, 03/15/25 (Call 12/15/24)	7,033	7,666,322
3.85%, 06/15/24 (Call 03/15/24)	3,860	4,149,577
4.55%, 03/15/35 (Call 09/15/34)	4,389	5,209,436
4.75%, 03/15/45 (Call 09/15/44)	3,870	4,693,226
4.85%, 06/15/44 (Call 12/15/43)	4,525	5,550,455
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)	2,581	2,643,125
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	1,272	1,352,378
3.40%, 05/15/24 (Call 02/15/24)	2,415	2,561,518
3.45%, 12/15/27 (Call 09/15/27)	2,582	2,801,109
3.50%, 11/15/21 (Call 08/15/21)	4,208	4,322,121
4.25%, 03/01/45 (Call 09/01/44)	1,225	1,390,841
4.30%, 12/15/47 (Call 06/15/47)	2,171	2,460,025
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	3,070	3,137,632
3.13%, 06/12/27 (Call 03/12/27)	2,249	2,413,020
3.38%, 11/16/25	7,900	8,515,647
3.50%, 08/17/23 (Call 07/17/23)	3,995	4,269,936
4.00%, 01/17/29 (Call 10/17/28)	2,304	2,652,526
4.00%, 09/18/42	4,497	5,380,795
4.38%, 11/16/45	4,719	6,002,426
4.38%, 08/17/48 (Call 02/17/48)	831	1,066,979
6.45%, 09/15/37	9,184	13,658,445
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	3,646	3,753,739
3.13%, 11/08/21	3,621	3,714,567
3.36%, 06/06/24 (Call 04/06/24)	4,259	4,531,704
3.70%, 06/06/27 (Call 03/06/27)	3,266	3,605,109
3.73%, 12/15/24 (Call 09/15/24)	6,066	6,571,237
4.67%, 06/06/47 (Call 12/06/46)	4,745	6,027,241
4.69%, 12/15/44 (Call 06/15/44)	3,069	3,850,766
Bristol-Myers Squibb Co.
2.00%, 08/01/22	6,121	6,205,286
2.25%, 08/15/21(c)	2,002	2,027,866
2.55%, 05/14/21(c)	2,492	2,526,963
2.60%, 05/16/22(c)	2,998	3,075,768

50	2 0 2 0 | S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
2.75%, 02/15/23 (Call 01/15/23)(c)	$2,202	$2,286,711
2.90%, 07/26/24 (Call 06/26/24)(c)	5,054	5,319,992
3.20%, 06/15/26 (Call 04/15/26)(c)	6,522	7,082,957
3.25%, 08/15/22(c)	7,655	7,989,906
3.25%, 02/20/23 (Call 01/20/23)(c)	1,050	1,104,485
3.25%, 11/01/23	2,371	2,525,684
3.25%, 02/27/27	1,970	2,170,172
3.25%, 08/01/42	2,498	2,712,978
3.40%, 07/26/29 (Call 04/26/29)(c)	9,104	10,208,497
3.45%, 11/15/27 (Call 08/15/27)(c)	5,487	6,096,715
3.55%, 08/15/22(c)	3,843	4,040,376
3.63%, 05/15/24 (Call 02/15/24)(c)	3,902	4,208,892
3.88%, 08/15/25 (Call 05/15/25)(c)	7,756	8,657,480
3.90%, 02/20/28 (Call 11/20/27)(c)	3,949	4,512,838
4.00%, 08/15/23(c)	4,149	4,499,342
4.13%, 06/15/39 (Call 12/15/38)(c)	8,730	10,620,394
4.25%, 10/26/49 (Call 04/26/49)(c)	10,867	13,930,516
4.35%, 11/15/47 (Call 05/15/47)(c)	1,876	2,403,137
4.50%, 03/01/44 (Call 09/01/43)	860	1,142,467
4.55%, 02/20/48 (Call 08/20/47)(c)	2,463	3,228,821
4.63%, 05/15/44 (Call 11/15/43)(c)	3,345	4,387,001
5.00%, 08/15/45 (Call 02/15/45)(c)	10,699	14,629,599
5.25%, 08/15/43(c)	1,550	2,187,112
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	5,092	5,200,154
3.08%, 06/15/24 (Call 04/15/24)	2,686	2,795,078
3.20%, 03/15/23	1,650	1,718,426
3.41%, 06/15/27 (Call 03/15/27)	3,972	4,244,718
3.50%, 11/15/24 (Call 08/15/24)	1,217	1,296,957
3.75%, 09/15/25 (Call 06/15/25)	2,548	2,770,950
4.37%, 06/15/47 (Call 12/15/46)	2,769	2,991,351
4.50%, 11/15/44 (Call 05/15/44)	896	967,680
4.60%, 03/15/43	1,421	1,541,188
4.90%, 09/15/45 (Call 03/15/45)	1,837	2,090,873
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)(c)	3,864	4,014,271
3.05%, 11/30/22 (Call 10/31/22)(c)	4,405	4,564,329
3.05%, 10/15/27 (Call 07/15/27)(c)	5,269	5,510,215
3.25%, 04/15/25 (Call 01/15/25)(c)	6,265	6,645,849
3.40%, 09/17/21	5,346	5,485,210
3.40%, 03/01/27 (Call 12/01/26)(c)	3,426	3,662,154
3.50%, 06/15/24 (Call 03/17/24)(c)	1,980	2,112,145
3.75%, 07/15/23 (Call 06/15/23)	4,824	5,143,204
3.88%, 10/15/47 (Call 04/15/47)(c)	4,231	4,521,458
3.90%, 02/15/22(c)	5,241	5,465,315
4.00%, 02/15/22 (Call 11/15/21)(c)	304	316,108
4.13%, 11/15/25 (Call 09/15/25)	4,098	4,557,755
4.38%, 10/15/28 (Call 07/15/28)	13,229	15,049,707
4.50%, 02/25/26 (Call 11/27/25)(c)	8,101	9,155,264
4.75%, 11/15/21(c)	4,365	4,586,786
4.80%, 08/15/38 (Call 02/15/38)	8,546	10,255,200
4.80%, 07/15/46 (Call 01/16/46)(c)	2,675	3,211,979
4.90%, 12/15/48 (Call 06/15/48)	6,626	8,209,747
5.38%, 02/15/42 (Call 08/15/41)(c)	135	162,925
6.13%, 11/15/41(c)	1,615	2,247,014
7.88%, 05/15/27(c)	21	27,717
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	3,203	3,220,905
2.63%, 08/15/24 (Call 07/15/24)	1,567	1,615,358
2.75%, 12/01/22 (Call 09/01/22)	5,922	6,096,107
	Par
Security	(000)	Value

Pharmaceuticals (continued)
2.88%, 06/01/26 (Call 03/01/26)	$3,366	$3,498,216
3.00%, 08/15/26 (Call 06/15/26)	933	979,016
3.25%, 08/15/29 (Call 05/15/29)	4,884	5,143,829
3.35%, 03/09/21	3,437	3,490,342
3.38%, 08/12/24 (Call 05/12/24)	4,401	4,683,896
3.50%, 07/20/22 (Call 05/20/22)	8,346	8,701,122
3.70%, 03/09/23 (Call 02/09/23)	22,483	23,742,498
3.88%, 07/20/25 (Call 04/20/25)	14,112	15,378,975
4.00%, 12/05/23 (Call 09/05/23)	7,834	8,422,412
4.10%, 03/25/25 (Call 01/25/25)	4,682	5,131,378
4.30%, 03/25/28 (Call 12/25/27)	31,131	34,861,739
4.75%, 12/01/22 (Call 09/01/22)	1,329	1,430,416
4.78%, 03/25/38 (Call 09/25/37)	11,206	13,190,022
4.88%, 07/20/35 (Call 01/20/35)	7,877	9,548,893
5.05%, 03/25/48 (Call 09/25/47)	22,799	28,021,339
5.13%, 07/20/45 (Call 01/20/45)	12,145	14,773,542
5.30%, 12/05/43 (Call 06/05/43)	3,263	4,053,853
6.13%, 09/15/39	703	937,563
6.25%, 06/01/27	12	14,970
Eli Lilly & Co.
2.35%, 05/15/22	1,545	1,579,206
2.75%, 06/01/25 (Call 03/01/25)	2,104	2,230,156
3.10%, 05/15/27 (Call 02/15/27)	3,244	3,533,332
3.38%, 03/15/29 (Call 12/15/28)	3,179	3,541,152
3.88%, 03/15/39 (Call 09/15/38)	429	521,351
3.95%, 05/15/47 (Call 11/15/46)	783	963,427
3.95%, 03/15/49 (Call 09/15/48)	5,693	6,968,972
4.15%, 03/15/59 (Call 09/15/58)	3,483	4,372,001
5.50%, 03/15/27	700	867,181
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	7,171	7,490,611
3.38%, 05/15/23	1,897	2,007,140
3.63%, 05/15/25	2,542	2,805,504
3.88%, 05/15/28	3,179	3,623,075
4.20%, 03/18/43	3,130	3,945,960
5.38%, 04/15/34	1,685	2,281,288
6.38%, 05/15/38	9,203	13,752,687
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	9,858	10,193,073
2.88%, 06/01/22 (Call 05/01/22)	6,048	6,240,871
3.00%, 06/01/24 (Call 05/01/24)	4,336	4,620,788
3.13%, 05/14/21	1,060	1,084,104
3.38%, 06/01/29 (Call 03/01/29)	3,100	3,447,479
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	3,241	3,247,514
2.05%, 03/01/23 (Call 01/01/23)	1,910	1,953,949
2.25%, 03/03/22 (Call 02/03/22)	1,796	1,828,993
2.45%, 12/05/21	1,940	1,980,352
2.45%, 03/01/26 (Call 12/01/25)	6,547	6,912,519
2.63%, 01/15/25 (Call 11/15/24)	2,262	2,398,037
2.90%, 01/15/28 (Call 10/15/27)	2,777	3,026,791
2.95%, 03/03/27 (Call 12/03/26)	1,715	1,863,090
3.38%, 12/05/23	3,930	4,260,199
3.40%, 01/15/38 (Call 07/15/37)	2,933	3,335,877
3.50%, 01/15/48 (Call 07/15/47)	2,893	3,452,506
3.55%, 05/15/21	2,175	2,234,791
3.55%, 03/01/36 (Call 09/01/35)	4,456	5,124,489
3.63%, 03/03/37 (Call 09/03/36)	3,609	4,224,840
3.70%, 03/01/46 (Call 09/01/45)	8,132	9,858,505
3.75%, 03/03/47 (Call 09/03/46)	2,914	3,569,475

S c h e d u l e o f I n v e s t m e n t s	51

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.38%, 12/05/33 (Call 06/05/33)	$5,529	$6,945,806
4.50%, 09/01/40	1,270	1,646,657
4.50%, 12/05/43 (Call 06/05/43)	683	909,223
4.85%, 05/15/41	1,410	1,949,480
4.95%, 05/15/33	402	534,696
5.85%, 07/15/38	790	1,183,507
5.95%, 08/15/37	4,395	6,632,626
6.95%, 09/01/29	766	1,106,219
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	2,320	2,379,160
2.85%, 03/15/23 (Call 12/15/22)	3,290	3,388,009
3.80%, 03/15/24 (Call 12/15/23)	3,906	4,185,631
3.95%, 02/16/28 (Call 11/16/27)	1,642	1,819,336
4.75%, 05/30/29 (Call 02/28/29)	3,266	3,811,553
4.88%, 03/15/44 (Call 09/15/43)	466	558,026
6.00%, 03/01/41 (Call 09/01/40)	75	101,986
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	2,046	2,297,822
4.60%, 06/01/44 (Call 12/01/43)	2,903	3,704,141
5.90%, 11/01/39	1,780	2,552,556
Merck & Co. Inc.
2.35%, 02/10/22	2,145	2,192,791
2.40%, 09/15/22 (Call 03/15/22)	2,806	2,874,242
2.75%, 02/10/25 (Call 11/10/24)	9,195	9,751,206
2.80%, 05/18/23	11,337	11,843,991
2.90%, 03/07/24 (Call 02/07/24)	1,449	1,537,143
3.40%, 03/07/29 (Call 12/07/28)	4,894	5,492,145
3.60%, 09/15/42 (Call 03/15/42)	1,450	1,712,537
3.70%, 02/10/45 (Call 08/10/44)	7,425	8,833,003
3.90%, 03/07/39 (Call 09/07/38)	3,251	3,966,187
4.00%, 03/07/49 (Call 09/07/48)	3,708	4,689,063
4.15%, 05/18/43	5,106	6,500,398
6.50%, 12/01/33(b)	190	285,686
6.55%, 09/15/37	40	62,528
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	150	214,094
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	240	259,006
4.55%, 04/15/28 (Call 01/15/28)	2,345	2,599,761
5.20%, 04/15/48 (Call 10/15/47)	1,182	1,392,160
5.40%, 11/29/43 (Call 05/29/43)	2,705	3,162,794
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	1,044	1,061,946
3.95%, 06/15/26 (Call 03/15/26)	7,113	7,707,291
5.25%, 06/15/46 (Call 12/15/45)	3,687	4,314,527
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	4,594	4,709,218
2.40%, 09/21/22	6,108	6,285,010
2.75%, 08/14/50 (Call 02/14/50)	3,000	3,109,500
3.00%, 11/20/25 (Call 08/20/25)	3,330	3,603,892
3.10%, 05/17/27 (Call 02/17/27)	4,057	4,418,032
3.40%, 05/06/24	6,176	6,683,729
3.70%, 09/21/42	2,078	2,502,203
4.00%, 11/20/45 (Call 05/20/45)	5,026	6,257,621
4.40%, 05/06/44	6,318	8,230,016
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	1,708	1,750,222
3.90%, 12/15/24 (Call 09/15/24)	3,757	4,001,355
4.38%, 03/15/26 (Call 12/15/25)	2,518	2,746,458
4.90%, 12/15/44 (Call 06/15/44)	1,730	1,786,588
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
1.95%, 06/03/21	$3,263	$3,288,092
2.20%, 12/15/21	4,177	4,239,028
2.75%, 06/03/26	6,476	6,945,121
2.80%, 03/11/22	2,390	2,464,377
2.95%, 03/15/24 (Call 02/15/24)	2,209	2,340,281
3.00%, 09/15/21	1,703	1,749,066
3.00%, 06/15/23	3,082	3,259,153
3.00%, 12/15/26	5,724	6,212,830
3.20%, 09/15/23 (Call 08/15/23)	2,787	2,966,455
3.40%, 05/15/24	2,790	3,016,715
3.45%, 03/15/29 (Call 12/15/28)	5,241	5,890,360
3.60%, 09/15/28 (Call 06/15/28)	1,217	1,382,232
3.90%, 03/15/39 (Call 09/15/38)	2,978	3,565,559
4.00%, 12/15/36	4,046	4,847,189
4.00%, 03/15/49 (Call 09/15/48)	4,204	5,206,486
4.10%, 09/15/38 (Call 03/15/38)	2,931	3,564,477
4.13%, 12/15/46	6,350	7,865,364
4.20%, 09/15/48 (Call 03/15/48)	1,003	1,272,376
4.30%, 06/15/43	5,135	6,491,872
4.40%, 05/15/44	4,439	5,679,212
5.60%, 09/15/40	1,000	1,434,250
5.80%, 08/12/23	279	319,352
7.20%, 03/15/39	7,918	13,142,296
Pharmacia LLC, 6.60%, 12/01/28	2,789	3,787,350
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	3,346	3,568,007
3.63%, 06/19/28 (Call 03/19/28)	3,165	3,627,755
4.00%, 03/29/21	2,913	2,989,350
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	9,194	9,315,637
2.88%, 09/23/23 (Call 07/23/23)	7,484	7,769,290
3.20%, 09/23/26 (Call 06/23/26)	11,013	11,806,707
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/21 (Call 10/26/21)	425	443,101
4.40%, 11/26/23 (Call 10/26/23)	3,441	3,771,921
5.00%, 11/26/28 (Call 08/26/28)	3,350	4,102,008
Wyeth LLC
5.95%, 04/01/37	4,562	6,578,997
6.00%, 02/15/36	1,172	1,695,040
6.45%, 02/01/24	2,107	2,492,750
6.50%, 02/01/34	3,041	4,542,068
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	2,723	2,923,794
3.25%, 08/20/21	1,727	1,773,819
3.25%, 02/01/23 (Call 11/01/22)	5,387	5,651,232
3.90%, 08/20/28 (Call 05/20/28)	2,240	2,557,766
3.95%, 09/12/47 (Call 03/12/47)	1,449	1,738,988
4.45%, 08/20/48 (Call 02/20/48)	200	258,436
4.50%, 11/13/25 (Call 08/13/25)	2,502	2,858,235
4.70%, 02/01/43 (Call 08/01/42)	5,310	6,979,729
		1,326,225,456
Pipelines — 1.0%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	4,535	4,701,117
4.45%, 07/15/27 (Call 04/15/27)	4,367	4,599,324
4.80%, 05/03/29 (Call 02/03/29)	1,551	1,639,516
4.95%, 12/15/24 (Call 09/15/24)	837	922,567
5.95%, 06/01/26 (Call 03/01/26)	1,396	1,610,035

52	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(c)	$3,312	$3,310,344
5.88%, 03/31/25 (Call 10/02/24)	5,560	6,225,310
7.00%, 06/30/24 (Call 01/01/24)	5,085	5,818,206
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5,008	5,601,047
5.80%, 06/01/45 (Call 12/01/44)	1,406	1,844,039
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	1,321	1,354,527
4.15%, 09/15/29 (Call 06/15/29)	2,257	2,138,034
4.40%, 03/15/27 (Call 12/15/26)	2,351	2,329,794
4.95%, 05/15/28 (Call 02/15/28)	3,393	3,356,423
5.00%, 05/15/44 (Call 11/15/43)	1,660	1,512,210
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	2,150	2,226,110
5.50%, 09/15/40 (Call 03/15/40)	1,189	1,501,398
5.88%, 10/15/25 (Call 07/15/25)	2,300	2,776,376
7.38%, 10/15/45 (Call 04/15/45)	2,070	3,295,378
Series B, 7.50%, 04/15/38	1,315	1,977,418
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	600	613,902
2.90%, 07/15/22 (Call 06/15/22)	737	757,024
3.13%, 11/15/29 (Call 08/15/29)	2,174	2,257,634
3.50%, 06/10/24 (Call 03/10/24)	2,265	2,419,813
3.70%, 07/15/27 (Call 04/15/27)	2,487	2,706,950
4.00%, 10/01/23 (Call 07/01/23)	294	316,756
4.00%, 11/15/49 (Call 05/15/49)	327	365,893
4.25%, 12/01/26 (Call 09/01/26)	2,745	3,144,946
4.50%, 06/10/44 (Call 12/10/43)	2,283	2,656,796
5.50%, 12/01/46 (Call 05/29/46)	2,880	3,823,488
Energy Transfer Operating LP
2.90%, 05/15/25 (Call 04/15/25)	1,841	1,878,262
3.60%, 02/01/23 (Call 11/01/22)	3,402	3,526,377
3.75%, 05/15/30 (Call 02/15/30)	2,150	2,176,036
4.05%, 03/15/25 (Call 12/15/24)	4,774	5,101,878
4.20%, 04/15/27 (Call 01/15/27)	489	526,003
4.25%, 03/15/23 (Call 12/15/22)	177	187,542
4.50%, 04/15/24 (Call 03/15/24)	1,781	1,930,248
4.65%, 06/01/21 (Call 03/01/21)	3,569	3,674,892
4.75%, 01/15/26 (Call 10/15/25)	5,891	6,489,408
4.90%, 02/01/24 (Call 11/01/23)	2,675	2,914,065
4.90%, 03/15/35 (Call 09/15/34)	1,840	2,003,098
4.95%, 06/15/28 (Call 03/15/28)	2,924	3,251,196
5.00%, 05/15/50 (Call 11/15/49)	7,926	8,004,784
5.15%, 02/01/43 (Call 08/01/42)	1,238	1,302,599
5.15%, 03/15/45 (Call 09/15/44)	5,430	5,693,409
5.20%, 02/01/22 (Call 11/01/21)	5,741	6,052,334
5.25%, 04/15/29 (Call 01/15/29)	2,702	3,035,859
5.30%, 04/15/47 (Call 10/15/46)	2,037	2,121,169
5.50%, 06/01/27 (Call 03/01/27)	150	171,458
5.88%, 01/15/24 (Call 10/15/23)	512	574,710
5.95%, 10/01/43 (Call 04/01/43)	500	567,790
6.05%, 06/01/41 (Call 12/01/40)	685	762,563
6.13%, 12/15/45 (Call 06/15/45)	5,758	6,631,604
6.25%, 04/15/49 (Call 10/15/48)	3,495	4,068,040
6.50%, 02/01/42 (Call 08/01/41)	4,850	5,804,916
6.63%, 10/15/36	700	873,747
7.50%, 07/01/38	1,775	2,330,042
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	1,146	1,322,324
Series 30Y, 6.00%, 06/15/48 (Call 12/15/47)	4,845	5,457,650
	Par
Security	(000)	Value

Pipelines (continued)
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	$1,000	$1,074,850
Energy Transfer Partners LP/Regency Energy
Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,075	1,163,978
5.00%, 10/01/22 (Call 07/01/22)	3,694	3,948,295
5.88%, 03/01/22 (Call 01/01/22)	3,439	3,681,106
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	3,100	3,173,222
2.85%, 04/15/21 (Call 03/15/21)	2,052	2,082,082
3.13%, 07/31/29 (Call 04/30/29)	4,913	5,127,010
3.35%, 03/15/23 (Call 12/15/22)	5,782	6,052,540
3.50%, 02/01/22	2,696	2,793,919
3.70%, 02/15/26 (Call 11/15/25)	4,284	4,698,091
3.70%, 01/31/51 (Call 07/31/50)	3,035	3,015,667
3.75%, 02/15/25 (Call 11/15/24)	4,917	5,336,912
3.90%, 02/15/24 (Call 11/15/23)	5,529	5,979,890
3.95%, 02/15/27 (Call 11/15/26)	1,560	1,730,539
3.95%, 01/31/60 (Call 07/31/59)	730	713,612
4.05%, 02/15/22	417	437,170
4.15%, 10/16/28 (Call 07/16/28)	3,607	4,060,256
4.20%, 01/31/50 (Call 07/31/49)	1,181	1,254,978
4.25%, 02/15/48 (Call 08/15/47)	5,900	6,300,610
4.45%, 02/15/43 (Call 08/15/42)	1,732	1,961,819
4.80%, 02/01/49 (Call 08/01/48)	2,812	3,258,517
4.85%, 08/15/42 (Call 02/15/42)	5,483	6,435,562
4.85%, 03/15/44 (Call 09/15/43)	6,856	7,808,778
4.90%, 05/15/46 (Call 11/15/45)	3,671	4,307,405
4.95%, 10/15/54 (Call 04/15/54)	740	876,819
5.10%, 02/15/45 (Call 08/15/44)	6,805	8,201,862
5.38%, 02/15/78 (Call 02/15/28)(a)	496	497,027
5.70%, 02/15/42	525	670,593
5.95%, 02/01/41	2,834	3,748,929
6.13%, 10/15/39	1,760	2,350,902
6.45%, 09/01/40	1,235	1,740,485
7.55%, 04/15/38	905	1,360,514
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	367	361,022
Series D, 6.88%, 03/01/33	515	737,774
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	2,307	2,359,184
Series H, 6.65%, 10/15/34	2,225	3,123,188
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	2,334	2,446,686
3.50%, 03/01/21 (Call 01/01/21)	3,076	3,113,866
3.50%, 09/01/23 (Call 06/01/23)	3,530	3,717,266
3.95%, 09/01/22 (Call 06/01/22)	848	888,755
4.15%, 03/01/22	134	140,996
4.15%, 02/01/24 (Call 11/01/23)	1,683	1,824,271
4.25%, 09/01/24 (Call 06/01/24)	436	476,914
4.30%, 05/01/24 (Call 02/01/24)	2,106	2,289,559
4.70%, 11/01/42 (Call 05/01/42)	205	221,820
5.00%, 10/01/21 (Call 07/01/21)	2,144	2,239,215
5.00%, 08/15/42 (Call 02/15/42)	845	944,642
5.00%, 03/01/43 (Call 09/01/42)	1,030	1,155,279
5.40%, 09/01/44 (Call 03/01/44)	3,045	3,554,063
5.50%, 03/01/44 (Call 09/01/43)	2,455	2,918,381
5.63%, 09/01/41	2,642	3,165,433
5.80%, 03/01/21	77	80,266
5.80%, 03/15/35	530	660,221
6.38%, 03/01/41	901	1,170,624
6.50%, 02/01/37	200	254,006
6.50%, 09/01/39	1,030	1,325,085

S c h e d u l e o f I n v e s t m e n t s	53

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
6.55%, 09/15/40	$1,475	$1,938,135
6.95%, 01/15/38	4,554	6,182,374
7.30%, 08/15/33	720	979,927
7.40%, 03/15/31	325	441,506
7.50%, 11/15/40	1,707	2,387,325
7.75%, 03/15/32	142	196,720
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)	5,918	6,154,010
4.30%, 06/01/25 (Call 03/01/25)	5,750	6,339,720
4.30%, 03/01/28 (Call 12/01/27)	4,069	4,540,923
5.05%, 02/15/46 (Call 08/15/45)	3,554	4,069,756
5.20%, 03/01/48 (Call 09/01/47)(b)	255	301,188
5.30%, 12/01/34 (Call 06/01/34)	8,477	10,028,376
5.55%, 06/01/45 (Call 12/01/44)	7,327	8,701,472
7.75%, 01/15/32	2,580	3,758,544
7.80%, 08/01/31	650	923,020
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	975	1,037,829
4.20%, 10/03/47 (Call 04/03/47)	2,680	2,928,329
4.25%, 09/15/46 (Call 03/15/46)	685	753,384
4.85%, 02/01/49 (Call 08/01/48)	1,312	1,592,230
5.00%, 03/01/26 (Call 12/01/25)	3,384	3,947,233
5.15%, 10/15/43 (Call 04/15/43)	1,122	1,367,785
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	2,668	2,798,892
3.50%, 12/01/22 (Call 11/01/22)(c)	1,031	1,073,817
4.00%, 02/15/25 (Call 11/15/24)	1,374	1,470,276
4.00%, 03/15/28 (Call 12/15/27)	6,719	7,148,478
4.13%, 03/01/27 (Call 12/01/26)	2,973	3,190,178
4.25%, 12/01/27 (Call 09/01/27)(c)	1,293	1,389,173
4.50%, 07/15/23 (Call 04/15/23)	2,711	2,923,732
4.50%, 04/15/38 (Call 10/15/37)	6,598	6,709,902
4.70%, 04/15/48 (Call 10/15/47)	2,760	2,813,572
4.80%, 02/15/29 (Call 11/15/28)	3,160	3,559,803
4.88%, 12/01/24 (Call 09/01/24)	5,446	6,039,342
4.88%, 06/01/25 (Call 03/01/25)	2,674	2,971,188
4.90%, 04/15/58 (Call 10/15/57)	175	177,462
5.20%, 03/01/47 (Call 09/01/46)	4,180	4,590,100
5.20%, 12/01/47 (Call 06/01/47)(c)	1,930	2,145,156
5.25%, 01/15/25 (Call 01/15/21)(c)	1,970	2,069,564
5.50%, 02/15/49 (Call 08/15/48)	6,440	7,379,274
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)	2,395	2,632,752
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	607	622,679
3.40%, 09/01/29 (Call 06/01/29)	1,465	1,515,792
4.00%, 07/13/27 (Call 04/13/27)	3,661	3,967,133
4.25%, 02/01/22 (Call 11/02/21)	1,085	1,132,859
4.35%, 03/15/29 (Call 12/15/28)	2,598	2,886,040
4.45%, 09/01/49 (Call 03/01/49)	1,175	1,204,328
4.55%, 07/15/28 (Call 04/15/28)	1,467	1,642,805
4.95%, 07/13/47 (Call 01/06/47)	2,610	3,021,701
5.20%, 07/15/48 (Call 01/15/48)	3,589	4,133,451
6.00%, 06/15/35	82	104,940
7.50%, 09/01/23 (Call 06/01/23)	767	900,918
ONEOK Partners LP
3.38%, 10/01/22 (Call 04/01/22)	5,779	5,981,265
4.90%, 03/15/25 (Call 12/15/24)	1,399	1,573,819
5.00%, 09/15/23 (Call 06/15/23)	150	165,110
6.13%, 02/01/41 (Call 08/01/40)	4,385	5,488,310
	Par
Security	(000)	Value

Pipelines (continued)
6.20%, 09/15/43 (Call 03/15/43)	$325	$420,898
6.65%, 10/01/36	1,150	1,492,631
6.85%, 10/15/37	1,760	2,377,478
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	1,020	1,035,637
3.15%, 12/15/29 (Call 09/15/29)	1,610	1,633,232
3.55%, 10/01/26 (Call 07/01/26)	200	213,340
3.61%, 02/15/25 (Call 11/15/24)	350	374,395
3.75%, 03/01/28 (Call 01/01/27)	7,213	7,777,850
4.68%, 02/15/45 (Call 08/15/44)	1,110	1,249,927
4.90%, 10/01/46 (Call 04/01/46)	377	447,397
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	1,196	1,216,464
3.55%, 12/15/29 (Call 09/15/29)	1,078	1,055,858
3.60%, 11/01/24 (Call 08/01/24)	3,139	3,269,739
3.65%, 06/01/22 (Call 03/01/22)	3,756	3,865,938
3.85%, 10/15/23 (Call 07/15/23)	1,940	2,035,273
4.30%, 01/31/43 (Call 07/31/42)	940	868,466
4.50%, 12/15/26 (Call 09/15/26)	2,452	2,681,752
4.65%, 10/15/25 (Call 07/15/25)	3,600	3,910,824
4.70%, 06/15/44 (Call 12/15/43)	2,446	2,257,316
4.90%, 02/15/45 (Call 08/15/44)	2,848	2,819,121
5.15%, 06/01/42 (Call 12/01/41)	1,307	1,302,765
6.65%, 01/15/37	1,089	1,266,834
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	2,714	2,880,395
5.00%, 03/15/27 (Call 09/15/26)	7,308	8,124,377
5.63%, 04/15/23 (Call 01/15/23)	5,322	5,870,539
5.63%, 03/01/25 (Call 12/01/24)	6,630	7,545,338
5.75%, 05/15/24 (Call 02/15/24)	6,628	7,464,122
5.88%, 06/30/26 (Call 12/31/25)	4,754	5,513,499
6.25%, 03/15/22 (Call 12/15/21)	3,950	4,254,861
Southern Natural Gas Co. LLC/Southern Natural
Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	2,870	2,956,387
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	3,661	3,955,454
3.50%, 03/15/25 (Call 12/15/24)	2,659	2,857,175
4.50%, 03/15/45 (Call 09/15/44)	2,351	2,742,865
4.75%, 03/15/24 (Call 12/15/23)	1,310	1,454,729
5.95%, 09/25/43 (Call 03/25/43)	1,372	1,880,010
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,145	2,224,236
3.90%, 07/15/26 (Call 04/15/26)	2,120	2,263,248
4.00%, 10/01/27 (Call 07/01/27)	3,366	3,569,710
4.25%, 04/01/24 (Call 01/01/24)	1,240	1,323,799
4.40%, 04/01/21 (Call 03/01/21)	160	163,782
4.65%, 02/15/22	2,620	2,756,502
4.95%, 01/15/43 (Call 07/15/42)	544	547,280
5.30%, 04/01/44 (Call 10/01/43)	3,138	3,262,673
5.35%, 05/15/45 (Call 11/15/44)	3,783	4,055,300
5.40%, 10/01/47 (Call 04/01/47)	2,426	2,563,700
5.95%, 12/01/25 (Call 08/01/25)	948	1,110,715
6.10%, 02/15/42	1,950	2,341,345
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	2,034	2,210,978
4.38%, 03/13/25 (Call 12/13/24)	1,746	1,910,840
4.65%, 06/15/21 (Call 03/15/21)	1,140	1,169,047
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	305	386,578
7.00%, 10/15/28	4,068	5,359,956

54	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Texas Eastern Transmission LP, 7.00%, 07/15/32	$390	$546,016
TransCanada PipeLines Ltd.
2.50%, 08/01/22	4,607	4,713,237
3.75%, 10/16/23 (Call 07/16/23)	2,500	2,680,375
4.25%, 05/15/28 (Call 02/15/28)	5,306	5,979,544
4.63%, 03/01/34 (Call 12/01/33)	5,354	6,229,807
4.75%, 05/15/38 (Call 11/15/37)	1,250	1,446,550
4.88%, 01/15/26 (Call 10/15/25)	3,789	4,328,857
4.88%, 05/15/48 (Call 11/15/47)	875	1,059,030
5.00%, 10/16/43 (Call 04/16/43)	2,216	2,651,422
5.10%, 03/15/49 (Call 09/15/48)	1,585	1,969,220
5.60%, 03/31/34	906	1,186,969
5.85%, 03/15/36	3,225	4,159,186
6.10%, 06/01/40	2,685	3,675,658
6.20%, 10/15/37	4,203	5,589,780
7.25%, 08/15/38	2,546	3,791,121
7.63%, 01/15/39	5,177	8,109,926
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(a)	1,000	1,054,240
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	674	741,090
4.45%, 08/01/42 (Call 02/01/42)	320	362,666
4.60%, 03/15/48 (Call 09/15/47)	890	998,277
5.40%, 08/15/41 (Call 02/15/41)	1,505	1,896,240
7.85%, 02/01/26 (Call 11/01/25)	4,456	5,854,917
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	942	1,061,596
4.50%, 03/15/28 (Call 12/15/27)	856	958,729
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	1,322	1,319,171
3.95%, 06/01/25 (Call 03/01/25)	1,910	1,946,787
4.00%, 07/01/22 (Call 04/01/22)	3,905	3,999,032
4.05%, 02/01/30 (Call 11/01/29)	400	392,772
4.50%, 03/01/28 (Call 12/01/27)	2,131	2,119,045
4.65%, 07/01/26 (Call 04/01/26)	3,983	4,220,506
4.75%, 08/15/28 (Call 05/15/28)	1,388	1,397,244
5.25%, 02/01/50 (Call 08/01/49)	500	464,305
5.30%, 03/01/48 (Call 09/01/47)	1,995	1,723,261
5.38%, 06/01/21 (Call 03/01/21)	4,225	4,368,396
5.45%, 04/01/44 (Call 10/01/43)	1,510	1,355,602
5.50%, 08/15/48 (Call 02/15/48)	1,470	1,276,269
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	2,379	2,467,071
3.60%, 03/15/22 (Call 01/15/22)	5,304	5,491,921
3.70%, 01/15/23 (Call 10/15/22)	37	38,811
3.75%, 06/15/27 (Call 03/15/27)	4,795	5,068,027
3.90%, 01/15/25 (Call 10/15/24)	3,175	3,439,446
4.00%, 11/15/21 (Call 08/15/21)	3,200	3,312,640
4.00%, 09/15/25 (Call 06/15/25)	5,207	5,639,337
4.30%, 03/04/24 (Call 12/04/23)	4,692	5,089,178
4.50%, 11/15/23 (Call 08/15/23)	300	327,438
4.55%, 06/24/24 (Call 03/24/24)	371	406,902
4.85%, 03/01/48 (Call 09/01/47)	2,391	2,495,248
4.90%, 01/15/45 (Call 07/15/44)	2,657	2,874,715
5.10%, 09/15/45 (Call 03/15/45)	4,209	4,719,089
5.40%, 03/04/44 (Call 09/04/43)	2,245	2,564,014
5.75%, 06/24/44 (Call 12/24/43)	509	604,443
5.80%, 11/15/43 (Call 05/15/43)	1,563	1,880,492
6.30%, 04/15/40	4,745	5,895,662
7.88%, 09/01/21	1,187	1,298,531
	Par
Security	(000)	Value

Pipelines (continued)
Series A, 7.50%, 01/15/31	$111	$148,149
		762,922,962
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	1,440	1,587,758
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	4,214	4,846,522
5.25%, 03/15/25 (Call 12/15/24)	3,055	3,498,922
		9,933,202
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	2,766	2,892,572
3.38%, 08/15/31 (Call 05/15/31)	3,890	4,303,351
3.45%, 04/30/25 (Call 02/28/25)	1,940	2,105,036
3.80%, 04/15/26 (Call 01/15/26)	2,393	2,617,798
3.90%, 06/15/23 (Call 03/15/23)	4,481	4,795,880
3.95%, 01/15/27 (Call 10/15/26)	121	135,380
3.95%, 01/15/28 (Call 10/15/27)	1,002	1,126,228
4.00%, 01/15/24 (Call 12/15/23)	1,505	1,632,714
4.00%, 02/01/50 (Call 08/01/49)	2,550	3,007,138
4.30%, 01/15/26 (Call 10/15/25)	90	102,028
4.50%, 07/30/29 (Call 04/30/29)	1,002	1,195,115
4.70%, 07/01/30 (Call 04/01/30)	700	850,388
4.85%, 04/15/49 (Call 10/15/48)	783	1,047,552
American Campus Communities Operating
Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	1,200	1,226,448
3.30%, 07/15/26 (Call 05/15/26)	2,203	2,359,567
3.63%, 11/15/27 (Call 08/15/27)	1,025	1,134,091
3.75%, 04/15/23 (Call 01/15/23)	3,412	3,628,764
4.13%, 07/01/24 (Call 04/01/24)	650	710,743
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	2,625	2,939,186
4.90%, 02/15/29 (Call 11/15/28)	613	710,724
American Tower Corp.
2.25%, 01/15/22	2,860	2,898,009
2.40%, 03/15/25 (Call 02/15/25)	4,051	4,169,613
2.75%, 01/15/27 (Call 11/15/26)	1,881	1,951,838
2.90%, 01/15/30 (Call 10/15/29)	3,155	3,272,461
2.95%, 01/15/25 (Call 12/15/24)	1,897	1,997,256
3.00%, 06/15/23	1,763	1,835,759
3.13%, 01/15/27 (Call 10/15/26)	2,963	3,124,365
3.38%, 05/15/24 (Call 04/15/24)	2,108	2,239,202
3.38%, 10/15/26 (Call 07/15/26)	2,769	2,989,246
3.45%, 09/15/21	1,282	1,319,922
3.50%, 01/31/23	4,933	5,201,355
3.55%, 07/15/27 (Call 04/15/27)	1,187	1,289,296
3.60%, 01/15/28 (Call 10/15/27)	4,046	4,402,817
3.70%, 10/15/49 (Call 04/15/49)	925	997,640
3.80%, 08/15/29 (Call 05/15/29)	2,633	2,903,541
3.95%, 03/15/29 (Call 12/15/28)	2,293	2,560,639
4.00%, 06/01/25 (Call 03/01/25)	4,878	5,363,166
4.40%, 02/15/26 (Call 11/15/25)	963	1,081,555
4.70%, 03/15/22	3,759	3,997,922
5.00%, 02/15/24	5,441	6,122,757
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,175	2,212,214
2.90%, 10/15/26 (Call 07/15/26)	3,797	4,064,764
2.95%, 09/15/22 (Call 06/15/22)	2,100	2,173,563

S c h e d u l e o f I n v e s t m e n t s	55

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.95%, 05/11/26 (Call 02/11/26)(b)	$1,536	$1,617,439
3.20%, 01/15/28 (Call 10/15/27)	2,756	3,005,694
3.30%, 06/01/29 (Call 03/01/29)	1,403	1,531,950
3.35%, 05/15/27 (Call 02/15/27)	927	1,022,101
3.45%, 06/01/25 (Call 03/03/25)	3,052	3,310,321
3.50%, 11/15/25 (Call 08/15/25)	470	515,266
3.90%, 10/15/46 (Call 04/15/46)	335	406,288
4.15%, 07/01/47 (Call 01/01/47)	530	671,060
4.20%, 12/15/23 (Call 09/16/23)	250	273,245
4.35%, 04/15/48 (Call 10/15/47)	2,195	2,881,157
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	4,028	4,224,768
2.90%, 03/15/30 (Call 12/15/29)	2,117	2,235,997
3.13%, 09/01/23 (Call 06/01/23)	4,625	4,854,909
3.20%, 01/15/25 (Call 10/15/24)	1,785	1,911,610
3.40%, 06/21/29 (Call 03/21/29)	1,644	1,807,035
3.65%, 02/01/26 (Call 11/03/25)	4,754	5,164,223
3.80%, 02/01/24 (Call 11/01/23)	3,453	3,726,063
3.85%, 02/01/23 (Call 11/01/22)	2,812	2,986,569
4.13%, 05/15/21 (Call 02/15/21)	2,493	2,557,319
4.50%, 12/01/28 (Call 09/01/28)	1,305	1,541,479
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	2,205	2,416,129
4.10%, 10/01/24 (Call 07/01/24)	102	111,162
4.55%, 10/01/29 (Call 07/01/29)	39	44,912
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	402	428,954
3.85%, 02/01/25 (Call 11/01/24)	469	507,435
3.88%, 08/15/22 (Call 06/15/22)	588	618,505
3.90%, 03/15/27 (Call 12/15/26)	3,541	3,878,351
4.13%, 06/15/26 (Call 03/15/26)	1,089	1,209,879
4.13%, 05/15/29 (Call 02/15/29)	4,147	4,589,983
Camden Property Trust
2.95%, 12/15/22 (Call 02/02/22)	1,075	1,110,647
3.15%, 07/01/29 (Call 04/01/29)	1,457	1,572,045
3.35%, 11/01/49 (Call 05/01/49)	1,770	1,995,781
4.10%, 10/15/28 (Call 07/15/28)	744	864,245
CC Holdings GS V LLC/Crown Castle GS III Corp.,
3.85%, 04/15/23	7,605	8,075,673
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	598	638,078
4.15%, 04/01/25 (Call 01/01/25)	75	81,418
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	1,369	1,432,111
3.70%, 06/15/21 (Call 04/15/21)	2,223	2,268,927
5.00%, 07/01/25 (Call 04/01/25)	715	794,072
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	2,285	2,304,103
3.10%, 11/15/29 (Call 08/15/29)	1,291	1,363,787
3.15%, 07/15/23 (Call 06/15/23)	1,336	1,390,602
3.20%, 09/01/24 (Call 07/01/24)	2,110	2,232,338
3.65%, 09/01/27 (Call 06/01/27)	6,355	6,955,802
3.70%, 06/15/26 (Call 03/15/26)	3,124	3,403,785
3.80%, 02/15/28 (Call 11/15/27)	2,876	3,164,348
4.00%, 03/01/27 (Call 12/01/26)	551	613,456
4.00%, 11/15/49 (Call 05/15/49)	1,820	2,056,236
4.30%, 02/15/29 (Call 11/15/28)	758	867,675
4.45%, 02/15/26 (Call 11/15/25)	3,817	4,296,492
4.75%, 05/15/47 (Call 11/15/46)	2,069	2,500,862
4.88%, 04/15/22	2,338	2,491,957
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
5.20%, 02/15/49 (Call 08/15/48)	$605	$808,794
5.25%, 01/15/23	10,079	11,054,143
CubeSmart LP
3.00%, 02/15/30 (Call 11/15/29)	425	449,608
3.13%, 09/01/26 (Call 06/01/26)	2,154	2,295,367
4.00%, 11/15/25 (Call 08/15/25)	1,276	1,413,157
4.38%, 12/15/23 (Call 09/15/23)	575	625,617
4.38%, 02/15/29 (Call 11/15/28)	2,088	2,421,662
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	2,019	2,048,154
3.45%, 11/15/29 (Call 08/15/29)	2,675	2,730,827
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	1,058	1,088,407
3.60%, 07/01/29 (Call 04/01/29)	1,500	1,632,975
3.63%, 10/01/22 (Call 07/01/22)	4,285	4,480,482
3.70%, 08/15/27 (Call 06/15/27)	3,282	3,609,576
3.95%, 07/01/22 (Call 05/01/22)	1,572	1,655,017
4.45%, 07/15/28 (Call 04/15/28)	582	667,874
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,484,951
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	233	246,542
3.25%, 06/30/26 (Call 03/30/26)	75	81,096
3.38%, 12/15/27 (Call 09/15/27)	3,015	3,266,692
3.75%, 12/01/24 (Call 09/01/24)	12	13,042
3.88%, 10/15/22 (Call 07/15/22)	1,910	2,008,900
4.00%, 09/15/28 (Call 06/15/28)	570	654,588
4.38%, 06/15/22 (Call 03/15/22)	3,094	3,265,748
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	1,065	1,102,371
4.50%, 04/01/25 (Call 01/01/25)	2,090	2,293,336
4.50%, 06/01/27 (Call 03/01/27)	2,263	2,508,422
4.75%, 12/15/26 (Call 09/15/26)	1,430	1,621,663
4.95%, 04/15/28 (Call 01/15/28)	1,464	1,666,339
Equinix Inc.
2.63%, 11/18/24 (Call 10/18/24)	1,195	1,224,779
2.90%, 11/18/26 (Call 09/18/26)	4,280	4,456,464
3.20%, 11/18/29 (Call 08/18/29)	1,978	2,080,955
5.38%, 05/15/27 (Call 05/15/22)	7,847	8,461,499
5.88%, 01/15/26 (Call 01/15/21)	3,450	3,648,651
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	1,240	1,278,589
2.85%, 11/01/26 (Call 08/01/26)	2,562	2,737,395
3.00%, 04/15/23 (Call 01/15/23)	1,361	1,425,212
3.00%, 07/01/29 (Call 04/01/29)	883	954,329
3.25%, 08/01/27 (Call 05/01/27)	670	728,826
3.38%, 06/01/25 (Call 03/01/25)	183	197,527
3.50%, 03/01/28 (Call 12/01/27)	1,800	1,982,178
4.00%, 08/01/47 (Call 02/01/47)	279	337,819
4.15%, 12/01/28 (Call 09/01/28)	2,449	2,862,024
4.50%, 07/01/44 (Call 01/01/44)	2,740	3,503,693
4.50%, 06/01/45 (Call 12/01/44)	985	1,287,976
4.63%, 12/15/21 (Call 09/15/21)	1,991	2,088,858
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	575	590,301
3.00%, 01/15/30 (Call 10/15/29)	1,985	2,104,378
3.25%, 05/01/23 (Call 02/01/23)	399	418,463
3.38%, 04/15/26 (Call 01/15/26)	500	542,200
3.50%, 04/01/25 (Call 01/01/25)	478	517,650
3.63%, 08/15/22 (Call 05/15/22)	1,038	1,084,606
3.63%, 05/01/27 (Call 02/01/27)	1,425	1,575,466

56	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.88%, 05/01/24 (Call 02/01/24)	$1,420	$1,541,694
4.00%, 03/01/29 (Call 12/01/28)	1,091	1,243,522
4.50%, 03/15/48 (Call 09/15/47)	1,235	1,584,456
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	1,517	1,650,875
3.25%, 07/15/27 (Call 04/15/27)	1,344	1,450,378
3.95%, 01/15/24 (Call 10/15/23)	200	216,070
4.50%, 12/01/44 (Call 06/01/44)	280	345,316
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 06/03/24)	365	379,374
4.00%, 01/15/30 (Call 10/17/29)	1,554	1,650,907
4.38%, 04/15/21 (Call 01/15/21)	724	740,210
5.25%, 06/01/25 (Call 03/01/25)	1,650	1,845,805
5.30%, 01/15/29 (Call 10/15/28)	1,826	2,095,152
5.38%, 11/01/23 (Call 08/01/23)	3,482	3,810,109
5.38%, 04/15/26 (Call 01/15/26)	3,614	4,080,278
5.75%, 06/01/28 (Call 03/03/28)	4,196	4,920,355
Healthcare Realty Trust Inc., 3.63%, 01/15/28
(Call 10/15/27)	827	898,519
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	1,235	1,292,650
3.50%, 08/01/26 (Call 05/01/26)	1,450	1,565,289
3.70%, 04/15/23 (Call 01/15/23)	2,575	2,713,792
3.75%, 07/01/27 (Call 04/01/27)	1,569	1,717,412
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	2,387	2,502,555
3.15%, 08/01/22 (Call 05/01/22)	233	240,994
3.25%, 07/15/26 (Call 05/15/26)	483	519,095
3.40%, 02/01/25 (Call 11/01/24)	2,597	2,774,791
3.50%, 07/15/29 (Call 04/15/29)	756	821,953
3.88%, 08/15/24 (Call 05/15/24)	2,814	3,041,456
4.00%, 06/01/25 (Call 03/01/25)	4,301	4,727,272
4.20%, 03/01/24 (Call 12/01/23)	300	326,505
4.25%, 11/15/23 (Call 08/15/23)	1,912	2,081,805
6.75%, 02/01/41 (Call 08/01/40)	450	688,320
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	1,165	1,220,605
3.20%, 06/15/21 (Call 04/15/21)	30	30,525
3.88%, 03/01/27 (Call 12/01/26)	2,000	2,195,800
4.13%, 03/15/28 (Call 12/15/27)	53	59,611
4.20%, 04/15/29 (Call 01/15/29)	1,935	2,206,887
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	1,792	1,934,804
Series C, 4.75%, 03/01/23 (Call 12/01/22)	100	108,174
Series D, 3.75%, 10/15/23 (Call 07/15/22)	1,804	1,926,690
Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,110	1,212,542
Series F, 4.50%, 02/01/26 (Call 11/01/25)	2,270	2,543,558
Series H, 3.38%, 12/15/29 (Call 09/16/29)	1,731	1,805,641
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	1,000	1,051,810
3.95%, 11/01/27	775	852,229
4.65%, 04/01/29 (Call 01/01/29)	1,882	2,186,357
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	1,000	1,033,990
3.45%, 12/15/24 (Call 09/15/24)	3,447	3,696,253
4.25%, 08/15/29 (Call 05/15/29)	1,375	1,588,551
4.38%, 10/01/25 (Call 07/01/25)	655	736,128
4.75%, 12/15/28 (Call 09/15/28)	500	593,615
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	1,550	1,602,173
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.80%, 10/01/26 (Call 07/01/26)	$1,444	$1,511,088
3.13%, 06/01/23 (Call 03/01/23)	1,750	1,827,332
3.20%, 05/01/21 (Call 03/01/21)	1,619	1,647,462
3.30%, 02/01/25 (Call 12/01/24)	2,287	2,445,466
3.40%, 11/01/22 (Call 09/01/22)	500	524,040
3.70%, 10/01/49 (Call 04/01/49)	1,990	2,151,986
3.80%, 04/01/27 (Call 01/01/27)	1,200	1,327,284
4.13%, 12/01/46 (Call 06/01/46)	150	167,949
4.25%, 04/01/45 (Call 10/01/44)	2,300	2,691,828
4.45%, 09/01/47 (Call 03/01/47)	1,995	2,352,165
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	537	561,589
Liberty Property LP
3.38%, 06/15/23 (Call 03/15/23)	73	77,369
4.13%, 06/15/22 (Call 03/15/22)	280	294,868
4.40%, 02/15/24 (Call 11/15/23)	1,529	1,696,410
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	518	572,147
4.00%, 06/15/29 (Call 03/15/29)	1,584	1,771,086
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	837	901,365
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	355	370,698
3.60%, 06/01/27 (Call 03/01/27)	2,320	2,533,881
3.75%, 06/15/24 (Call 03/13/24)	790	843,104
3.95%, 03/15/29 (Call 12/15/28)	1,338	1,536,934
4.00%, 11/15/25 (Call 08/15/25)	297	332,168
4.20%, 06/15/28 (Call 03/15/28)	454	523,081
4.30%, 10/15/23 (Call 07/15/23)	3,525	3,837,385
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	705	718,670
3.10%, 04/15/50 (Call 10/15/49)	1,000	1,000,770
3.30%, 04/15/23 (Call 01/15/23)	920	963,047
3.50%, 10/15/27 (Call 07/15/27)	3,070	3,358,396
3.60%, 12/15/26 (Call 09/15/26)	1,870	2,058,028
3.80%, 10/15/22 (Call 07/15/22)	100	105,132
3.90%, 06/15/24 (Call 03/15/24)	1,760	1,907,083
4.00%, 11/15/25 (Call 08/15/25)	829	924,186
4.30%, 10/15/28 (Call 07/15/28)	400	464,200
Office Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	277	285,701
4.15%, 02/01/22 (Call 12/01/21)	860	887,443
4.25%, 05/15/24 (Call 02/15/24)	2,450	2,587,004
4.50%, 02/01/25 (Call 11/01/24)	2,430	2,625,105
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	1,245	1,306,852
4.38%, 08/01/23 (Call 06/01/23)	1,945	2,090,233
4.50%, 01/15/25 (Call 10/15/24)	1,608	1,758,686
4.50%, 04/01/27 (Call 01/01/27)	3,280	3,633,256
4.75%, 01/15/28 (Call 10/15/27)	1,972	2,224,515
4.95%, 04/01/24 (Call 01/01/24)	1,925	2,125,123
5.25%, 01/15/26 (Call 10/15/25)	2,395	2,756,908
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	2,943	3,211,431
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	1,470	1,533,592
4.45%, 03/15/24 (Call 12/15/23)	850	937,491
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	230	232,031
2.25%, 04/15/30 (Call 01/15/30)	1,915	1,926,088
3.00%, 04/15/50 (Call 10/15/49)	935	952,653
3.25%, 10/01/26 (Call 07/01/26)	375	410,130
3.75%, 11/01/25 (Call 08/01/25)	2,852	3,167,203

S c h e d u l e o f I n v e s t m e n t s	57

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.88%, 09/15/28 (Call 06/15/28)	$1,025	$1,182,481
4.25%, 08/15/23 (Call 05/15/23)	2,842	3,092,409
4.38%, 02/01/29 (Call 11/01/28)	1,561	1,855,046
4.38%, 09/15/48 (Call 03/15/48)	25	33,045
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	530	543,928
3.09%, 09/15/27 (Call 06/15/27)	2,310	2,497,295
3.39%, 05/01/29 (Call 02/01/29)	1,821	2,033,711
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	760	782,230
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	2,636	2,811,531
3.25%, 10/15/22 (Call 07/15/22)	3,518	3,667,445
3.25%, 06/15/29 (Call 03/15/29)	1,082	1,192,029
3.65%, 01/15/28 (Call 10/15/27)	1,963	2,190,492
3.88%, 07/15/24 (Call 04/15/24)	2,625	2,868,547
3.88%, 04/15/25 (Call 02/15/25)	1,156	1,285,796
4.13%, 10/15/26 (Call 07/15/26)	1,941	2,214,739
4.65%, 08/01/23 (Call 05/01/23)	3,150	3,439,642
4.65%, 03/15/47 (Call 09/15/46)	1,137	1,526,116
Regency Centers Corp., 3.75%, 11/15/22
(Call 08/15/22)	450	473,427
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	1,080	1,146,420
3.60%, 02/01/27 (Call 11/01/26)	389	423,353
4.13%, 03/15/28 (Call 12/15/27)	685	778,187
4.40%, 02/01/47 (Call 08/01/46)	1,907	2,385,237
4.65%, 03/15/49 (Call 09/15/48)	1,275	1,663,276
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,711	1,902,820
Sabra Health Care LP/Sabra Capital Corp.
3.90%, 10/15/29 (Call 07/15/29)	1,255	1,333,500
4.80%, 06/01/24 (Call 05/01/24)	1,697	1,834,745
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	1,920	1,956,749
4.35%, 10/01/24 (Call 09/01/24)	1,050	1,106,039
4.38%, 02/15/30 (Call 08/15/29)	800	819,520
4.50%, 06/15/23 (Call 12/15/22)	993	1,048,102
4.50%, 03/15/25 (Call 09/15/24)	1,759	1,861,409
4.65%, 03/15/24 (Call 09/15/23)	1,732	1,832,647
4.75%, 10/01/26 (Call 08/01/26)	1,330	1,439,033
4.95%, 02/15/27 (Call 08/15/26)	1,333	1,436,961
4.95%, 10/01/29 (Call 07/01/29)	1,030	1,107,281
5.00%, 08/15/22 (Call 02/15/22)	3,853	4,056,169
5.25%, 02/15/26 (Call 08/15/25)	1,250	1,349,312
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	2,100	2,132,865
2.35%, 01/30/22 (Call 10/30/21)	1,874	1,906,439
2.45%, 09/13/29 (Call 06/13/29)	4,581	4,673,582
2.50%, 07/15/21 (Call 04/15/21)	1,340	1,357,996
2.63%, 06/15/22 (Call 03/15/22)	1,895	1,940,025
2.75%, 02/01/23 (Call 12/01/22)	2,638	2,735,289
2.75%, 06/01/23 (Call 03/01/23)	10	10,370
3.25%, 11/30/26 (Call 08/30/26)	1,390	1,511,750
3.25%, 09/13/49 (Call 03/13/49)	3,017	3,144,891
3.30%, 01/15/26 (Call 10/15/25)	5,022	5,450,929
3.38%, 10/01/24 (Call 07/01/24)	4,913	5,258,237
3.38%, 06/15/27 (Call 03/15/27)	4,330	4,729,009
3.38%, 12/01/27 (Call 09/01/27)	482	527,829
3.50%, 09/01/25 (Call 06/01/25)	704	768,099
3.75%, 02/01/24 (Call 11/01/23)	2,802	3,015,456
4.25%, 10/01/44 (Call 04/01/44)	800	979,024
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.25%, 11/30/46 (Call 05/30/46)	$1,700	$2,108,612
4.75%, 03/15/42 (Call 09/15/41)	2,474	3,131,342
6.75%, 02/01/40 (Call 11/01/39)	2,110	3,280,058
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2,950	3,100,774
4.25%, 02/01/26 (Call 11/01/25)	1,617	1,776,372
4.70%, 06/01/27 (Call 03/01/27)	1,166	1,316,845
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	1,600	1,647,040
SL Green Realty Corp., 4.50%, 12/01/22
(Call 09/01/22)(b)	525	559,340
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	1,365	1,431,121
3.40%, 01/15/30 (Call 10/15/29)	1,250	1,335,837
4.00%, 07/15/29 (Call 04/15/29)	845	941,499
4.45%, 09/15/26 (Call 06/15/26)	1,870	2,096,607
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	1,444	1,647,474
4.63%, 03/15/29 (Call 12/15/28)	1,466	1,700,897
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	2,440	2,493,656
3.88%, 07/15/27 (Call 04/15/27)	150	158,295
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	320	340,272
3.00%, 08/15/31 (Call 05/15/31)	1,000	1,063,080
3.10%, 11/01/34 (Call 08/01/34)	1,745	1,879,121
3.20%, 01/15/30 (Call 10/15/29)	2,118	2,247,113
3.50%, 07/01/27 (Call 04/01/27)	2,100	2,300,613
3.50%, 01/15/28 (Call 10/15/27)	660	712,087
3.75%, 07/01/24 (Call 04/01/24)	100	108,228
4.00%, 10/01/25 (Call 07/01/25)	400	445,756
4.40%, 01/26/29 (Call 10/26/28)	1,460	1,706,346
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	1,787	1,853,387
3.00%, 01/15/30 (Call 10/15/29)	1,150	1,190,928
3.10%, 01/15/23 (Call 12/15/22)	1,051	1,095,552
3.13%, 06/15/23 (Call 03/15/23)	31	32,425
3.25%, 10/15/26 (Call 07/15/26)	4,650	4,993,728
3.50%, 04/15/24 (Call 03/15/24)	937	1,002,834
3.50%, 02/01/25 (Call 11/01/24)	1,365	1,469,518
3.75%, 05/01/24 (Call 02/01/24)	976	1,047,677
3.85%, 04/01/27 (Call 01/01/27)	1,045	1,147,504
4.00%, 03/01/28 (Call 12/01/27)	75	83,816
4.13%, 01/15/26 (Call 10/15/25)	3,005	3,287,710
4.38%, 02/01/45 (Call 08/01/44)	182	214,434
4.40%, 01/15/29 (Call 10/15/28)	4,059	4,636,839
4.88%, 04/15/49 (Call 10/15/48)	1,527	1,979,191
5.70%, 09/30/43 (Call 03/30/43)	725	988,712
Ventas Realty LP/Ventas Capital Corp., 3.25%,
08/15/22 (Call 05/15/22)	568	590,902
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	959	999,508
3.95%, 08/15/27 (Call 05/15/27)	2,784	3,043,135
4.60%, 02/06/24 (Call 11/06/23)	1,589	1,748,631
4.63%, 11/01/25 (Call 09/01/25)	325	364,793
4.88%, 06/01/26 (Call 03/01/26)	3,441	3,941,253
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	1,570	1,693,779
Washington REIT, 3.95%, 10/15/22 (Call 07/15/22)	95	99,454
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	730	756,587

58	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.10%, 01/15/30 (Call 10/15/29)	$2,075	$2,221,474
3.63%, 03/15/24 (Call 02/15/24)	2,123	2,272,013
3.75%, 03/15/23 (Call 12/15/22)	1,776	1,880,447
3.95%, 09/01/23 (Call 08/01/23)	576	620,663
4.00%, 06/01/25 (Call 03/01/25)	6,000	6,607,860
4.13%, 03/15/29 (Call 09/15/28)	1,400	1,597,428
4.25%, 04/01/26 (Call 01/01/26)	1,285	1,444,725
4.25%, 04/15/28 (Call 01/15/28)	3,009	3,436,790
4.50%, 01/15/24 (Call 10/15/23)	1,061	1,164,829
6.50%, 03/15/41 (Call 09/15/40)	2,830	4,183,419
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	2,349	2,447,940
4.00%, 11/15/29 (Call 08/15/29)	1,539	1,758,338
4.63%, 09/15/23	129	141,899
4.70%, 03/15/21 (Call 12/15/20)	1,750	1,789,585
6.95%, 10/01/27	850	1,115,259
7.38%, 03/15/32	3,908	5,681,489
WP Carey Inc.
3.85%, 07/15/29 (Call 04/15/29)	881	973,990
4.00%, 02/01/25 (Call 12/01/24)	1,950	2,099,194
4.25%, 10/01/26 (Call 07/01/26)	27	30,225
4.60%, 04/01/24 (Call 01/01/24)	1,822	1,990,717
		707,762,953
Retail — 0.8%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,280	1,342,182
4.50%, 12/01/23 (Call 09/01/23)	1,471	1,608,995
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	1,510	1,581,242
3.80%, 11/15/27 (Call 08/15/27)	50	52,183
4.50%, 10/01/25 (Call 07/01/25)	948	1,050,204
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	750	777,098
3.13%, 07/15/23 (Call 04/15/23)	1,261	1,319,788
3.13%, 04/18/24 (Call 03/18/24)	1,140	1,203,806
3.13%, 04/21/26 (Call 01/21/26)	983	1,045,430
3.25%, 04/15/25 (Call 01/15/25)	2,295	2,455,398
3.70%, 04/15/22 (Call 01/15/22)	980	1,021,140
3.75%, 06/01/27 (Call 03/01/27)	1,172	1,292,622
3.75%, 04/18/29 (Call 01/18/29)	2,078	2,332,430
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	1,726	1,967,226
5.50%, 03/15/21 (Call 12/15/20)	2,723	2,804,254
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	2,410	2,434,968
2.25%, 02/15/22	1,865	1,900,920
2.30%, 05/18/22 (Call 04/18/22)	1,929	1,976,762
2.75%, 05/18/24 (Call 03/18/24)	2,435	2,577,788
3.00%, 05/18/27 (Call 02/18/27)	3,112	3,386,323
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	3,172	3,450,819
4.55%, 02/15/48 (Call 08/15/47)	1,856	2,019,402
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,978	2,069,028
3.88%, 04/15/27 (Call 01/15/27)	3,242	3,616,710
4.13%, 05/01/28 (Call 02/01/28)(b)	4,070	4,660,720
4.15%, 11/01/25 (Call 08/01/25)	1,455	1,621,146
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	783	831,358
4.00%, 05/15/25 (Call 03/15/25)	2,489	2,732,051
	Par
Security	(000)	Value

Retail (continued)
4.20%, 05/15/28 (Call 02/15/28)	$4,178	$4,667,411
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	2,917	2,942,524
2.13%, 09/15/26 (Call 06/15/26)	2,635	2,723,694
2.63%, 06/01/22 (Call 05/01/22)	6,067	6,236,937
2.70%, 04/01/23 (Call 01/01/23)	2,847	2,963,015
2.80%, 09/14/27 (Call 06/14/27)	2,274	2,428,928
2.95%, 06/15/29 (Call 03/15/29)	6,449	6,953,828
3.00%, 04/01/26 (Call 01/01/26)	4,377	4,726,897
3.13%, 12/15/49 (Call 06/15/49)	3,900	4,144,998
3.25%, 03/01/22	1,264	1,308,341
3.35%, 09/15/25 (Call 06/15/25)	4,770	5,235,170
3.50%, 09/15/56 (Call 03/15/56)	2,324	2,616,429
3.75%, 02/15/24 (Call 11/15/23)	5,477	5,969,711
3.90%, 12/06/28 (Call 09/06/28)	1,108	1,279,430
3.90%, 06/15/47 (Call 12/15/46)	5,565	6,635,762
4.20%, 04/01/43 (Call 10/01/42)	3,499	4,268,640
4.25%, 04/01/46 (Call 10/01/45)	4,614	5,735,433
4.40%, 04/01/21 (Call 01/01/21)	4,581	4,695,479
4.40%, 03/15/45 (Call 09/15/44)	5,340	6,769,785
4.50%, 12/06/48 (Call 06/06/48)	4,399	5,743,466
4.88%, 02/15/44 (Call 08/15/43)	3,336	4,443,752
5.40%, 09/15/40 (Call 03/15/40)	1,224	1,699,977
5.88%, 12/16/36	7,755	11,151,690
5.95%, 04/01/41 (Call 10/01/40)	3,987	5,892,786
Kohl’s Corp.
3.25%, 02/01/23 (Call 11/01/22)	1,196	1,238,231
4.25%, 07/17/25 (Call 04/17/25)	1,873	2,029,789
5.55%, 07/17/45 (Call 01/17/45)	2,333	2,492,344
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	5,042	5,215,949
3.10%, 05/03/27 (Call 02/03/27)	3,984	4,237,582
3.12%, 04/15/22 (Call 01/15/22)	3,579	3,684,187
3.13%, 09/15/24 (Call 06/15/24)	3,625	3,857,145
3.38%, 09/15/25 (Call 06/15/25)	3,413	3,703,856
3.65%, 04/05/29 (Call 01/05/29)	3,694	4,095,612
3.70%, 04/15/46 (Call 10/15/45)	4,771	5,091,039
3.75%, 04/15/21 (Call 01/15/21)	3,557	3,632,337
3.80%, 11/15/21 (Call 08/15/21)	4,551	4,712,834
4.05%, 05/03/47 (Call 11/03/46)	5,024	5,658,833
4.25%, 09/15/44 (Call 03/15/44)	2,115	2,420,385
4.38%, 09/15/45 (Call 03/15/45)	4,803	5,615,379
4.55%, 04/05/49 (Call 10/05/48)	2,301	2,822,015
4.65%, 04/15/42 (Call 10/15/41)	3,429	4,162,120
6.50%, 03/15/29	440	583,836
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	1,835	1,835,495
3.63%, 06/01/24 (Call 03/01/24)	1,431	1,457,831
3.88%, 01/15/22 (Call 10/15/21)	1,894	1,928,887
4.50%, 12/15/34 (Call 06/15/34)	1,220	1,120,180
McDonald’s Corp.
2.63%, 01/15/22	3,111	3,180,344
2.63%, 09/01/29 (Call 06/01/29)	3,015	3,135,630
3.25%, 06/10/24	890	958,477
3.35%, 04/01/23 (Call 03/01/23)	3,577	3,788,329
3.38%, 05/26/25 (Call 02/26/25)	3,019	3,239,870
3.50%, 03/01/27 (Call 12/01/26)	4,972	5,453,936
3.63%, 05/20/21	1,018	1,043,206
3.63%, 05/01/43	989	1,063,759
3.63%, 09/01/49 (Call 03/01/49)	2,195	2,381,751

S c h e d u l e o f I n v e s t m e n t s	59

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
3.70%, 01/30/26 (Call 10/30/25)	$7,361	$8,107,553
3.70%, 02/15/42	3,031	3,313,095
3.80%, 04/01/28 (Call 01/01/28)	4,381	4,920,257
4.45%, 03/01/47 (Call 09/01/46)	3,337	4,007,804
4.45%, 09/01/48 (Call 03/01/48)	2,830	3,472,863
4.60%, 05/26/45 (Call 11/26/44)	3,020	3,715,566
4.70%, 12/09/35 (Call 06/09/35)	1,246	1,561,599
4.88%, 07/15/40	432	536,751
4.88%, 12/09/45 (Call 06/09/45)	5,392	6,860,349
5.70%, 02/01/39	367	499,814
6.30%, 10/15/37	2,155	3,072,836
6.30%, 03/01/38	3,858	5,552,241
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	2,120	2,177,876
4.00%, 03/15/27 (Call 12/15/26)	1,696	1,804,646
4.38%, 04/01/30 (Call 01/01/30)	1,785	1,879,516
5.00%, 01/15/44 (Call 07/15/43)	2,383	2,405,424
6.95%, 03/15/28	3,217	3,960,256
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	1,275	1,393,499
3.60%, 09/01/27 (Call 06/01/27)	200	221,372
3.80%, 09/01/22 (Call 06/01/22)	200	210,238
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,869,437
3.90%, 06/01/29 (Call 03/01/29)	2,818	3,208,688
4.35%, 06/01/28 (Call 03/01/28)	1,180	1,370,830
4.63%, 09/15/21 (Call 06/15/21)	1,817	1,890,007
QVC Inc.
4.38%, 03/15/23	2,468	2,552,726
4.45%, 02/15/25 (Call 11/15/24)	3,660	3,725,038
4.85%, 04/01/24	1,561	1,633,836
5.13%, 07/02/22	2,132	2,256,658
5.45%, 08/15/34 (Call 02/15/34)	2,476	2,479,268
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	2,281	2,384,694
2.70%, 06/15/22 (Call 04/15/22)	99	101,568
3.10%, 03/01/23 (Call 02/01/23)	3,101	3,244,948
3.50%, 03/01/28 (Call 12/01/27)	1,619	1,791,181
3.55%, 08/15/29 (Call 05/15/29)	3,472	3,893,223
3.75%, 12/01/47 (Call 06/01/47)	3,806	4,093,924
3.80%, 08/15/25 (Call 06/15/25)	5,510	6,078,412
3.85%, 10/01/23 (Call 07/01/23)	2,284	2,460,736
4.00%, 11/15/28 (Call 08/15/28)	2,478	2,856,068
4.30%, 06/15/45 (Call 12/10/44)	1,425	1,643,111
4.45%, 08/15/49 (Call 02/15/49)	3,070	3,714,577
4.50%, 11/15/48 (Call 05/15/48)	1,817	2,187,995
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	1,730	1,784,426
2.50%, 04/15/26	3,295	3,491,679
2.90%, 01/15/22	4,115	4,240,178
3.38%, 04/15/29 (Call 01/15/29)	4,543	5,054,042
3.50%, 07/01/24	6,375	6,966,727
3.63%, 04/15/46	9,097	10,446,904
3.90%, 11/15/47 (Call 05/15/47)	3,250	3,960,320
4.00%, 07/01/42	3,340	4,073,798
6.35%, 11/01/32	170	248,479
6.50%, 10/15/37	100	154,981
7.00%, 01/15/38	710	1,150,335
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	6,532	6,742,069
2.50%, 05/15/23 (Call 02/15/23)	1,350	1,391,283
	Par
Security	(000)	Value

Retail (continued)
2.75%, 06/15/21 (Call 04/15/21)	$25	$25,421
Walgreen Co.
3.10%, 09/15/22	3,485	3,600,632
4.40%, 09/15/42	845	879,856
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)	4,410	4,521,661
3.45%, 06/01/26 (Call 03/01/26)	6,426	6,771,012
3.80%, 11/18/24 (Call 08/18/24)	4,435	4,727,976
4.50%, 11/18/34 (Call 05/18/34)	3,863	4,249,764
4.65%, 06/01/46 (Call 12/01/45)	870	914,996
4.80%, 11/18/44 (Call 05/18/44)	5,192	5,449,939
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	7,111	7,325,183
2.38%, 09/24/29 (Call 06/24/29)	1,050	1,098,825
2.55%, 04/11/23 (Call 01/11/23)	5,393	5,599,983
2.65%, 12/15/24 (Call 10/15/24)	4,625	4,885,017
2.85%, 07/08/24 (Call 06/08/24)	6,258	6,635,044
2.95%, 09/24/49 (Call 03/24/49)	2,490	2,666,018
3.05%, 07/08/26 (Call 05/08/26)	7,967	8,658,934
3.13%, 06/23/21	5,227	5,346,019
3.25%, 07/08/29 (Call 04/08/29)	6,257	6,980,747
3.30%, 04/22/24 (Call 01/22/24)	6,484	6,983,787
3.40%, 06/26/23 (Call 05/26/23)	2,532	2,702,859
3.55%, 06/26/25 (Call 04/26/25)	2,141	2,358,740
3.63%, 12/15/47 (Call 06/15/47)	5,275	6,296,662
3.70%, 06/26/28 (Call 03/26/28)	8,454	9,610,084
3.95%, 06/28/38 (Call 12/28/37)	7,829	9,539,480
4.00%, 04/11/43 (Call 10/11/42)	8,252	10,155,406
4.05%, 06/29/48 (Call 12/29/47)	7,325	9,261,803
4.30%, 04/22/44 (Call 10/22/43)	5,577	7,121,717
4.88%, 07/08/40	25	34,447
5.00%, 10/25/40	2,700	3,781,350
5.25%, 09/01/35	2,165	3,029,917
5.63%, 04/15/41	530	788,794
5.88%, 04/05/27	80	101,635
6.20%, 04/15/38	21	32,150
6.50%, 08/15/37	170	265,698
7.55%, 02/15/30	105	157,723
		579,582,224
Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	2,310	2,539,776
New York Community Bancorp Inc., 5.90%, 11/06/28
(Call 11/06/23)(a)	1,000	1,058,880
People’s United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	4,719	4,955,233
		8,553,889
Semiconductors — 0.5%
Altera Corp., 4.10%, 11/15/23	2,212	2,426,188
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	2,318	2,357,568
2.88%, 06/01/23 (Call 03/01/23)	425	440,993
3.13%, 12/05/23 (Call 10/05/23)	2,532	2,674,881
3.50%, 12/05/26 (Call 09/05/26)	4,157	4,533,208
3.90%, 12/15/25 (Call 09/15/25)	4,807	5,350,720
5.30%, 12/15/45 (Call 06/15/45)	830	1,119,097
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	5,002	5,491,246
3.90%, 10/01/25 (Call 07/01/25)	2,791	3,126,674
4.30%, 06/15/21	1,349	1,401,638

60	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
4.35%, 04/01/47 (Call 10/01/46)(b)	$3,735	$4,872,868
5.10%, 10/01/35 (Call 04/01/35)	1,900	2,601,347
5.85%, 06/15/41	1,813	2,671,546
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)	4,573	4,668,301
3.00%, 01/15/22 (Call 12/15/21)	11,353	11,584,147
3.13%, 01/15/25 (Call 11/15/24)	4,656	4,810,672
3.50%, 01/15/28 (Call 10/15/27)	4,435	4,545,831
3.63%, 01/15/24 (Call 11/15/23)	7,502	7,875,224
3.88%, 01/15/27 (Call 10/15/26)	16,330	17,256,074
Broadcom Inc.
3.13%, 04/15/21(c)	4,099	4,167,904
3.13%, 10/15/22(c)	5,586	5,774,695
3.63%, 10/15/24 (Call 09/15/24)(c)	6,917	7,279,935
4.25%, 04/15/26 (Call 02/15/26)(c)	8,445	9,085,384
4.75%, 04/15/29 (Call 01/15/29)(c)	3,180	3,540,835
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	3,398	3,417,369
2.35%, 05/11/22 (Call 04/11/22)	1,685	1,722,559
2.45%, 11/15/29 (Call 08/15/29)	7,470	7,772,161
2.60%, 05/19/26 (Call 02/19/26)	3,191	3,365,707
2.70%, 12/15/22	6,629	6,887,664
2.88%, 05/11/24 (Call 03/11/24)	4,799	5,074,703
3.10%, 07/29/22	2,472	2,580,521
3.10%, 02/15/60 (Call 08/15/59)	3,970	4,078,262
3.15%, 05/11/27 (Call 02/11/27)	2,467	2,689,079
3.25%, 11/15/49 (Call 05/15/49)	6,800	7,435,324
3.30%, 10/01/21	9,272	9,564,624
3.70%, 07/29/25 (Call 04/29/25)	8,036	8,893,039
3.73%, 12/08/47 (Call 06/08/47)	11,155	13,009,184
4.00%, 12/15/32	1,730	2,077,678
4.10%, 05/19/46 (Call 11/19/45)	4,980	6,094,126
4.10%, 05/11/47 (Call 11/11/46)	3,210	3,941,045
4.25%, 12/15/42	315	390,534
4.90%, 07/29/45 (Call 01/29/45)	1,390	1,862,739
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	3,500	3,432,135
4.10%, 03/15/29 (Call 12/15/28)	3,428	3,901,373
4.13%, 11/01/21 (Call 09/01/21)	1,089	1,134,814
4.65%, 11/01/24 (Call 08/01/24)	5,048	5,673,094
5.00%, 03/15/49 (Call 09/15/48)	930	1,209,446
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	5,388	5,479,812
3.75%, 03/15/26 (Call 01/15/26)	1,738	1,922,176
3.80%, 03/15/25 (Call 12/15/24)	1,715	1,883,156
4.00%, 03/15/29 (Call 12/15/28)	3,344	3,783,067
4.88%, 03/15/49 (Call 09/15/48)	1,070	1,405,606
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	3,479	3,726,948
4.88%, 06/22/28 (Call 03/22/28)	2,890	3,263,446
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	4,357	4,584,000
3.45%, 06/15/27 (Call 03/15/27)	740	786,087
Microchip Technology Inc.
3.92%, 06/01/21	10	10,259
4.33%, 06/01/23 (Call 05/01/23)	238	254,158
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	3,818	4,110,841
4.64%, 02/06/24 (Call 01/06/24)	3,854	4,200,436
4.66%, 02/15/30 (Call 11/15/29)	2,679	2,956,277
	Par
Security	(000)	Value

Semiconductors (continued)
4.98%, 02/06/26 (Call 12/06/25)	$3,646	$4,068,243
5.33%, 02/06/29 (Call 11/06/28)	2,561	2,969,403
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	2,417	2,444,288
3.20%, 09/16/26 (Call 06/16/26)	1,656	1,804,278
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	602	663,729
5.35%, 03/01/26 (Call 01/01/26)(c)	1,443	1,672,480
5.55%, 12/01/28 (Call 09/01/28)(c)	986	1,191,463
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26 (Call 04/18/26)(c)	1,023	1,104,400
4.30%, 06/18/29 (Call 03/18/29)(c)	2,460	2,753,158
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	7,100	7,331,460
2.90%, 05/20/24 (Call 03/20/24)	6,259	6,588,536
3.00%, 05/20/22	6,299	6,515,308
3.25%, 05/20/27 (Call 02/20/27)	6,909	7,462,964
3.45%, 05/20/25 (Call 02/20/25)	6,334	6,860,609
4.30%, 05/20/47 (Call 11/20/46)	5,019	6,028,371
4.65%, 05/20/35 (Call 11/20/34)	3,775	4,747,553
4.80%, 05/20/45 (Call 11/20/44)	5,090	6,449,895
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	641	648,602
2.25%, 05/01/23 (Call 02/01/23)	404	415,954
2.25%, 09/04/29 (Call 06/04/29)	1,084	1,109,333
2.63%, 05/15/24 (Call 03/15/24)	875	917,735
2.75%, 03/12/21 (Call 02/12/21)	2,391	2,422,537
2.90%, 11/03/27 (Call 08/03/27)	3,301	3,551,678
3.88%, 03/15/39 (Call 09/15/38)	3,900	4,671,186
4.15%, 05/15/48 (Call 11/15/47)	2,835	3,590,698
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	4,174	4,369,844
3.00%, 03/15/21	2,365	2,395,130
		358,979,260
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	899	984,189
Software — 0.7%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	2,600	2,635,178
2.60%, 06/15/22 (Call 05/15/22)	857	876,797
3.40%, 09/15/26 (Call 06/15/26)	3,626	3,928,735
3.40%, 06/15/27 (Call 03/15/27)	945	1,027,139
4.50%, 06/15/47 (Call 12/15/46)	1,692	2,134,035
Adobe Inc.
1.70%, 02/01/23	1,305	1,325,058
1.90%, 02/01/25 (Call 01/01/25)	1,553	1,585,675
2.15%, 02/01/27 (Call 12/01/26)	7,450	7,660,090
2.30%, 02/01/30 (Call 11/01/29)	14,200	14,593,624
3.25%, 02/01/25 (Call 11/01/24)	2,116	2,285,449
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	807	850,675
3.50%, 06/15/27 (Call 03/15/27)	2,195	2,422,204
3.60%, 12/15/22 (Call 09/15/22)	2,100	2,201,514
4.38%, 06/15/25 (Call 03/15/25)	1,799	2,036,738
Broadridge Financial Solutions Inc.
2.90%, 12/01/29 (Call 09/01/29)	3,298	3,428,733
3.40%, 06/27/26 (Call 03/27/26)	1,482	1,604,176

S c h e d u l e o f I n v e s t m e n t s	61

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	$3,347	$3,438,206
4.70%, 03/15/27 (Call 12/15/26)	1,725	1,910,679
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	1,390	1,551,671
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	2,740	3,033,783
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	2,299	2,344,980
4.80%, 03/01/26 (Call 12/01/25)	2,882	3,336,895
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	1,969	2,104,408
3.50%, 04/15/23 (Call 01/15/23)	4,509	4,757,852
3.75%, 05/21/29 (Call 02/21/29)	1,948	2,208,409
3.88%, 06/05/24 (Call 03/05/24)	100	108,735
4.50%, 08/15/46 (Call 02/15/46)	492	613,091
Series 10Y, 4.25%, 05/15/28 (Call 02/15/28)	1,577	1,818,439
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	5,814	6,053,769
3.20%, 07/01/26 (Call 05/01/26)	4,281	4,576,603
3.50%, 10/01/22 (Call 07/01/22)	2,575	2,691,725
3.50%, 07/01/29 (Call 04/01/29)	9,762	10,664,399
3.80%, 10/01/23 (Call 09/01/23)	1,551	1,658,438
3.85%, 06/01/25 (Call 03/01/25)	2,651	2,902,156
4.20%, 10/01/28 (Call 07/01/28)	1,992	2,277,732
4.40%, 07/01/49 (Call 01/01/49)	5,595	6,695,760
4.75%, 06/15/21	1,440	1,500,322
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	6,302	6,332,313
2.00%, 08/08/23 (Call 06/08/23)	5,534	5,670,081
2.13%, 11/15/22	1,950	1,998,263
2.38%, 02/12/22 (Call 01/12/22)	8,891	9,103,406
2.38%, 05/01/23 (Call 02/01/23)	3,477	3,595,740
2.40%, 02/06/22 (Call 01/06/22)	1,931	1,978,367
2.40%, 08/08/26 (Call 05/08/26)	8,597	9,044,044
2.65%, 11/03/22 (Call 09/03/22)	4,940	5,114,135
2.70%, 02/12/25 (Call 11/12/24)	8,430	8,937,486
2.88%, 02/06/24 (Call 12/06/23)	9,155	9,663,286
3.13%, 11/03/25 (Call 08/03/25)	10,889	11,853,657
3.30%, 02/06/27 (Call 11/06/26)	10,317	11,440,109
3.45%, 08/08/36 (Call 02/08/36)	5,363	6,177,961
3.50%, 02/12/35 (Call 08/12/34)	6,384	7,441,254
3.50%, 11/15/42	5,297	6,216,188
3.63%, 12/15/23 (Call 09/15/23)	4,514	4,884,058
3.70%, 08/08/46 (Call 02/08/46)	13,026	15,815,648
3.75%, 05/01/43 (Call 11/01/42)	1,575	1,896,521
3.75%, 02/12/45 (Call 08/12/44)	6,981	8,496,715
3.95%, 08/08/56 (Call 02/08/56)	6,723	8,586,145
4.00%, 02/12/55 (Call 08/12/54)	7,385	9,400,588
4.10%, 02/06/37 (Call 08/06/36)	8,288	10,258,472
4.20%, 11/03/35 (Call 05/03/35)	6,067	7,644,602
4.25%, 02/06/47 (Call 08/06/46)	7,233	9,545,679
4.45%, 11/03/45 (Call 05/03/45)	9,843	13,152,413
4.50%, 10/01/40	3,203	4,243,174
4.50%, 02/06/57 (Call 08/06/56)	4,489	6,269,382
4.75%, 11/03/55 (Call 05/03/55)	5,014	7,220,661
4.88%, 12/15/43 (Call 06/15/43)	1,550	2,160,436
5.20%, 06/01/39	2,960	4,209,386
5.30%, 02/08/41	2,727	3,927,725
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	9,703	9,779,266
	Par
Security	(000)	Value

Software (continued)
2.40%, 09/15/23 (Call 07/15/23)	$5,130	$5,312,474
2.50%, 05/15/22 (Call 03/15/22)	10,099	10,308,554
2.50%, 10/15/22	10,977	11,286,551
2.63%, 02/15/23 (Call 01/15/23)	5,853	6,057,387
2.65%, 07/15/26 (Call 04/15/26)	11,758	12,426,913
2.80%, 07/08/21	2,126	2,170,455
2.95%, 11/15/24 (Call 09/15/24)	10,319	10,971,574
2.95%, 05/15/25 (Call 02/15/25)	5,761	6,139,267
3.25%, 11/15/27 (Call 08/15/27)	5,341	5,854,430
3.25%, 05/15/30 (Call 02/15/30)	7,376	8,221,216
3.40%, 07/08/24 (Call 04/08/24)	4,873	5,250,511
3.63%, 07/15/23	745	800,391
3.80%, 11/15/37 (Call 05/15/37)	5,037	5,842,970
3.85%, 07/15/36 (Call 01/15/36)	4,600	5,304,030
3.90%, 05/15/35 (Call 11/15/34)	3,117	3,670,891
4.00%, 07/15/46 (Call 01/15/46)	11,490	13,734,801
4.00%, 11/15/47 (Call 05/15/47)	1,751	2,109,115
4.13%, 05/15/45 (Call 11/15/44)	5,424	6,576,980
4.30%, 07/08/34 (Call 01/08/34)	6,973	8,587,459
4.38%, 05/15/55 (Call 11/15/54)	6,453	8,183,436
4.50%, 07/08/44 (Call 01/08/44)	2,084	2,641,241
5.38%, 07/15/40	8,111	11,129,184
6.13%, 07/08/39	3,550	5,249,065
6.50%, 04/15/38	4,145	6,330,493
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	2,828	2,980,882
3.70%, 04/11/28 (Call 01/11/28)	5,510	6,226,851
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	6,578	6,782,378
3.90%, 08/21/27 (Call 05/21/27)	5,089	5,410,370
		534,460,902
Telecommunications — 1.2%
America Movil SAB de CV
3.13%, 07/16/22	5,798	6,006,032
3.63%, 04/22/29 (Call 01/22/29)	741	826,074
4.38%, 07/16/42(b)	7,235	8,846,524
4.38%, 04/22/49 (Call 10/22/48)	1,596	1,996,053
6.13%, 11/15/37	3,285	4,688,976
6.13%, 03/30/40	6,396	9,354,726
6.38%, 03/01/35	2,212	3,220,296
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	2,119	2,173,797
2.95%, 07/15/26 (Call 04/15/26)	2,525	2,647,639
3.00%, 02/15/22	4,158	4,270,890
3.00%, 06/30/22 (Call 04/30/22)	8,599	8,867,203
3.20%, 03/01/22 (Call 02/01/22)	2,061	2,125,633
3.40%, 06/15/22	3,513	3,656,647
3.40%, 05/15/25 (Call 02/15/25)	14,657	15,630,518
3.55%, 06/01/24 (Call 03/01/24)	4,112	4,394,782
3.60%, 02/17/23 (Call 12/17/22)	3,965	4,185,216
3.60%, 07/15/25 (Call 04/15/25)	4,053	4,376,835
3.80%, 03/15/22	5,239	5,483,557
3.80%, 03/01/24 (Call 01/01/24)	2,006	2,164,655
3.80%, 02/15/27 (Call 11/15/26)	3,585	3,928,156
3.88%, 08/15/21	5,175	5,358,661
3.88%, 01/15/26 (Call 10/15/25)	3,467	3,805,795
3.90%, 03/11/24 (Call 12/11/23)	2,827	3,053,838
3.95%, 01/15/25 (Call 10/15/24)	5,795	6,335,152
4.00%, 01/15/22	5,544	5,793,924
4.05%, 12/15/23	1,336	1,455,425

62	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
4.10%, 02/15/28 (Call 11/15/27)	$7,541	$8,442,451
4.13%, 02/17/26 (Call 11/17/25)	7,535	8,376,659
4.25%, 03/01/27 (Call 12/01/26)	5,773	6,480,019
4.30%, 02/15/30 (Call 11/15/29)	10,376	11,893,179
4.30%, 12/15/42 (Call 06/15/42)	6,406	7,112,005
4.35%, 03/01/29 (Call 12/01/28)	4,875	5,561,644
4.35%, 06/15/45 (Call 12/15/44)	12,476	13,881,047
4.45%, 05/15/21	7,589	7,864,860
4.45%, 04/01/24 (Call 01/01/24)	3,770	4,151,449
4.50%, 05/15/35 (Call 11/15/34)	6,819	7,873,695
4.50%, 03/09/48 (Call 09/09/47)	16,103	18,349,368
4.55%, 03/09/49 (Call 09/09/48)	9,592	11,041,639
4.65%, 06/01/44 (Call 12/01/43)	1,334	1,521,280
4.75%, 05/15/46 (Call 11/15/45)	11,617	13,613,265
4.80%, 06/15/44 (Call 12/15/43)	10,714	12,572,986
4.85%, 03/01/39 (Call 09/01/38)	7,401	8,874,909
4.85%, 07/15/45 (Call 01/15/45)	2,780	3,279,594
4.90%, 08/15/37 (Call 02/14/37)	1,200	1,433,808
4.90%, 06/15/42	2,631	3,110,210
5.15%, 03/15/42	6,516	7,968,807
5.15%, 11/15/46 (Call 05/15/46)	7,843	9,678,733
5.15%, 02/15/50 (Call 08/14/49)	1,902	2,376,967
5.25%, 03/01/37 (Call 09/01/36)	4,991	6,163,086
5.30%, 08/15/58 (Call 02/14/58)	525	672,121
5.35%, 09/01/40	6,042	7,669,534
5.35%, 12/15/43	1,920	2,416,685
5.38%, 10/15/41	1,185	1,478,856
5.45%, 03/01/47 (Call 09/01/46)	3,560	4,598,452
5.55%, 08/15/41	4,750	6,013,120
5.65%, 02/15/47 (Call 08/15/46)	5,371	7,083,651
5.70%, 03/01/57 (Call 09/01/56)	3,788	5,093,989
6.00%, 08/15/40 (Call 05/15/40)	3,731	4,979,542
6.10%, 07/15/40	1,627	2,196,710
6.15%, 09/15/34	510	694,788
6.20%, 03/15/40	257	347,898
6.25%, 03/29/41	3,888	5,288,419
6.30%, 01/15/38	267	363,531
6.35%, 03/15/40	1,433	1,964,141
6.38%, 03/01/41	3,855	5,377,956
6.50%, 09/01/37	590	807,692
6.55%, 02/15/39	75	104,524
Bell Canada Inc.
4.30%, 07/29/49 (Call 01/29/49)	1,152	1,393,102
4.46%, 04/01/48 (Call 10/01/47)	2,421	3,006,398
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	2,163	2,376,315
5.13%, 12/04/28 (Call 09/24/28)	2,023	2,383,600
9.63%, 12/15/30	9,711	15,397,859
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	6,238	6,290,836
2.20%, 09/20/23 (Call 07/20/23)	5,858	6,020,501
2.50%, 09/20/26 (Call 06/20/26)	5,404	5,718,026
2.60%, 02/28/23	3,145	3,264,887
2.90%, 03/04/21	1,070	1,084,616
2.95%, 02/28/26	5,241	5,696,338
3.00%, 06/15/22	1,400	1,459,024
3.50%, 06/15/25	4,545	5,032,497
3.63%, 03/04/24	4,687	5,098,378
5.50%, 01/15/40	5,271	7,588,817
5.90%, 02/15/39	6,450	9,571,735

	Par
Security	(000)	Value

Telecommunications (continued)
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	$2,087	$2,132,893
3.90%, 11/15/49 (Call 05/15/49)	2,584	2,773,924
4.38%, 11/15/57 (Call 05/15/57)	1,270	1,403,998
4.70%, 03/15/37	150	172,881
4.75%, 03/15/42	3,020	3,492,570
5.35%, 11/15/48 (Call 05/15/48)	1,540	1,967,427
5.45%, 11/15/79 (Call 05/15/79)	4,453	4,881,334
5.75%, 08/15/40	2,327	2,887,714
5.85%, 11/15/68 (Call 05/15/68)	767	963,145
Deutsche Telekom International Finance BV
8.75%, 06/15/30	11,435	17,493,835
9.25%, 06/01/32	1,948	3,225,576
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	1,176	1,274,949
4.35%, 06/15/25 (Call 03/15/25)	1,198	1,318,064
4.50%, 03/15/24	1,937	2,122,352
5.95%, 03/15/41	2,244	2,794,857
Motorola Solutions Inc.
3.50%, 03/01/23	2,661	2,790,990
3.75%, 05/15/22	1,049	1,093,719
4.00%, 09/01/24	1,750	1,891,120
4.60%, 02/23/28 (Call 11/23/27)	3,369	3,808,756
4.60%, 05/23/29 (Call 02/23/29)	1,585	1,820,119
5.50%, 09/01/44	1,368	1,616,210
Orange SA
4.13%, 09/14/21	3,332	3,476,809
5.38%, 01/13/42	2,898	4,021,613
5.50%, 02/06/44 (Call 08/06/43)	705	997,772
9.00%, 03/01/31	9,779	15,641,022
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,850	3,004,556
3.00%, 03/15/23 (Call 12/15/22)	650	678,971
3.63%, 12/15/25 (Call 09/15/25)	1,221	1,333,161
3.70%, 11/15/49 (Call 05/15/49)	1,798	1,969,547
4.10%, 10/01/23 (Call 07/01/23)	3,663	3,976,333
4.30%, 02/15/48 (Call 08/15/47)	870	1,033,073
4.35%, 05/01/49 (Call 11/01/48)	4,449	5,378,129
4.50%, 03/15/43 (Call 09/15/42)	1,713	2,054,778
5.00%, 03/15/44 (Call 09/15/43)	6,840	8,778,046
5.45%, 10/01/43 (Call 04/01/43)	2,475	3,331,375
7.50%, 08/15/38	1,216	1,916,367
Telefonica Emisiones SA
4.10%, 03/08/27	6,505	7,218,468
4.57%, 04/27/23	3,761	4,101,295
4.67%, 03/06/38	3,564	4,147,035
4.90%, 03/06/48	3,212	3,853,469
5.21%, 03/08/47	8,705	10,782,971
5.52%, 03/01/49 (Call 09/01/48)	5,298	6,881,095
7.05%, 06/20/36	6,280	9,047,408
Telefonica Europe BV, 8.25%, 09/15/30	1,897	2,812,530
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,195	2,298,889
3.70%, 09/15/27 (Call 06/15/27)	2,779	3,060,318
4.30%, 06/15/49 (Call 12/15/48)	1,834	2,232,968
4.60%, 11/16/48 (Call 05/16/48)	2,583	3,266,823
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	1,376	1,412,271
2.63%, 08/15/26	13,191	13,843,691
2.95%, 03/15/22	1,526	1,574,237

S c h e d u l e o f I n v e s t m e n t s	63

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
3.13%, 03/16/22	$1,483	$1,536,848
3.38%, 02/15/25	9,594	10,376,774
3.45%, 03/15/21	633	645,679
3.50%, 11/01/24 (Call 08/01/24)	4,610	4,987,651
3.85%, 11/01/42 (Call 05/01/42)	4,315	4,933,512
3.88%, 02/08/29 (Call 11/08/28)	4,198	4,808,305
4.02%, 12/03/29 (Call 09/03/29) (c)	65	75,512
4.02%, 12/03/29 (Call 09/03/29)	8,438	9,802,678
4.13%, 03/16/27	7,284	8,323,645
4.13%, 08/15/46	3,924	4,746,667
4.15%, 03/15/24 (Call 12/15/23)	150	164,031
4.27%, 01/15/36	5,621	6,742,502
4.33%, 09/21/28	31,459	36,903,609
4.40%, 11/01/34 (Call 05/01/34)	9,044	11,048,964
4.50%, 08/10/33	10,637	13,033,303
4.52%, 09/15/48	7,529	9,708,194
4.60%, 04/01/21	210	217,260
4.67%, 03/15/55	380	509,941
4.75%, 11/01/41	1,963	2,522,200
4.81%, 03/15/39	13,149	16,921,054
4.86%, 08/21/46	11,685	15,478,535
5.01%, 04/15/49	12,251	16,863,379
5.01%, 08/21/54	232	325,081
5.15%, 09/15/23	3,130	3,527,447
5.25%, 03/16/37	3,796	5,054,450
5.50%, 03/16/47	4,230	6,077,368
6.55%, 09/15/43	11,604	18,236,266
7.75%, 12/01/30	100	149,511
Vodafone Group PLC
2.50%, 09/26/22	350	358,526
3.75%, 01/16/24	5,467	5,896,050
4.13%, 05/30/25	3,825	4,257,684
4.25%, 09/17/50	2,124	2,331,154
4.38%, 05/30/28	10,465	12,061,959
4.38%, 02/19/43	6,419	7,229,399
4.88%, 06/19/49	4,730	5,678,460
5.00%, 05/30/38	3,334	4,044,442
5.13%, 06/19/59	3,641	4,499,875
5.25%, 05/30/48	6,560	8,271,635
6.15%, 02/27/37	4,100	5,523,766
6.25%, 11/30/32	1,218	1,653,922
7.88%, 02/15/30	3,193	4,596,643
		920,978,536
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	2,093	2,219,564
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	1,085	1,115,445
3.00%, 11/19/24 (Call 10/19/24)	2,000	2,081,720
3.15%, 05/15/21 (Call 03/15/21)	1,380	1,403,046
3.50%, 09/15/27 (Call 06/15/27)	2,329	2,414,661
3.55%, 11/19/26 (Call 09/19/26)	1,200	1,262,628
3.90%, 11/19/29 (Call 08/19/29)	830	874,197
5.10%, 05/15/44 (Call 11/15/43)	2,259	2,419,796
6.35%, 03/15/40	720	884,253
		12,455,746
	Par
Security	(000)	Value

Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55
(Call 01/15/26)(a)	$750	$850,373
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,092	2,179,257
3.00%, 04/01/25 (Call 01/01/25)	1,700	1,821,414
3.05%, 03/15/22 (Call 12/15/21)	410	422,124
3.05%, 09/01/22 (Call 06/01/22)	2,692	2,791,012
3.25%, 06/15/27 (Call 03/15/27)	2,098	2,314,325
3.40%, 09/01/24 (Call 12/01/23)	1,812	1,961,363
3.45%, 09/15/21 (Call 06/15/21)	172	176,644
3.55%, 02/15/50 (Call 08/15/49)	1,505	1,704,653
3.65%, 09/01/25 (Call 06/01/25)	345	381,736
3.75%, 04/01/24 (Call 01/01/24)	2,699	2,926,526
3.85%, 09/01/23 (Call 06/01/23)	2,044	2,203,718
3.90%, 08/01/46 (Call 02/01/46)	1,815	2,112,896
4.05%, 06/15/48 (Call 12/15/47)	4,835	5,833,282
4.13%, 06/15/47 (Call 12/15/46)	1,100	1,334,212
4.15%, 04/01/45 (Call 10/01/44)	4,736	5,676,617
4.15%, 12/15/48 (Call 06/15/48)	1,099	1,344,714
4.38%, 09/01/42 (Call 03/01/42)	2,152	2,646,766
4.40%, 03/15/42 (Call 09/15/41)	1,650	2,033,262
4.45%, 03/15/43 (Call 09/15/42)	3,490	4,339,396
4.55%, 09/01/44 (Call 03/01/44)	4,518	5,697,017
4.70%, 09/01/45 (Call 03/01/45)	4,050	5,218,992
4.90%, 04/01/44 (Call 10/01/43)	3,985	5,242,546
4.95%, 09/15/41 (Call 03/15/41)	1,095	1,431,603
5.05%, 03/01/41 (Call 09/01/40)	955	1,257,343
5.15%, 09/01/43 (Call 03/01/43)	2,110	2,856,117
5.40%, 06/01/41 (Call 12/01/40)	1,505	2,017,061
5.75%, 05/01/40 (Call 11/01/39)	1,035	1,470,839
6.15%, 05/01/37	3,707	5,367,439
6.20%, 08/15/36	435	629,241
7.00%, 12/15/25	850	1,101,855
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	2,421	2,589,235
2.85%, 12/15/21 (Call 09/15/21)	1,048	1,072,722
2.95%, 11/21/24 (Call 08/21/24)	3,763	3,982,157
3.20%, 08/02/46 (Call 02/02/46)	3,642	4,048,556
3.65%, 02/03/48 (Call 08/03/47)	1,635	1,914,536
4.45%, 01/20/49 (Call 07/20/48)	26	34,801
6.20%, 06/01/36	575	848,280
6.25%, 08/01/34	725	1,069,629
6.38%, 11/15/37	300	460,152
6.90%, 07/15/28	840	1,159,511
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	4,114	4,362,856
4.00%, 06/01/28 (Call 03/01/28)	2,542	2,949,432
4.45%, 03/15/23 (Call 12/15/22)	15	16,200
4.80%, 09/15/35 (Call 03/15/35)	1,045	1,343,818
4.80%, 08/01/45 (Call 02/01/45)	1,810	2,429,255
5.95%, 05/15/37	658	946,638
6.13%, 09/15/2115 (Call 03/15/2115)	1,108	1,785,553
7.13%, 10/15/31	3,830	5,608,843
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,730	1,960,263
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	1,035	1,057,170
2.60%, 11/01/26 (Call 08/01/26)	3,554	3,751,460
3.25%, 06/01/27 (Call 03/01/27)	4,791	5,200,583
3.35%, 11/01/25 (Call 08/01/25)	1,850	2,025,399

64	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
3.35%, 09/15/49 (Call 03/15/49)	$1,729	$1,829,092
3.40%, 08/01/24 (Call 05/01/24)	2,504	2,693,227
3.70%, 11/01/23 (Call 08/01/23)	154	166,134
3.80%, 03/01/28 (Call 12/01/27)	2,350	2,642,669
3.80%, 11/01/46 (Call 05/01/46)	3,237	3,623,757
3.95%, 05/01/50 (Call 11/01/49)	4,685	5,439,238
4.10%, 03/15/44 (Call 09/15/43)	2,160	2,507,587
4.25%, 06/01/21 (Call 03/01/21)	1,055	1,083,263
4.25%, 03/15/29 (Call 12/15/28)	2,414	2,809,510
4.25%, 11/01/66 (Call 05/01/66)	3,430	3,944,946
4.30%, 03/01/48 (Call 09/01/47)	465	563,273
4.40%, 03/01/43 (Call 09/01/42)	225	270,252
4.50%, 03/15/49 (Call 09/15/48)	2,256	2,832,340
4.50%, 08/01/54 (Call 02/01/54)	1,215	1,483,965
4.65%, 03/01/68 (Call 09/01/67)	335	426,535
4.75%, 05/30/42 (Call 11/30/41)	2,591	3,245,616
4.75%, 11/15/48 (Call 05/15/48)	786	1,009,837
5.50%, 04/15/41 (Call 10/15/40)	392	529,890
6.00%, 10/01/36	3,790	5,214,585
6.15%, 05/01/37	645	905,915
6.22%, 04/30/40	1,861	2,709,095
FedEx Corp.
2.63%, 08/01/22	637	653,498
3.10%, 08/05/29 (Call 05/05/29)	3,171	3,292,005
3.20%, 02/01/25	2,790	2,965,184
3.25%, 04/01/26 (Call 01/01/26)	5,295	5,673,010
3.30%, 03/15/27 (Call 12/15/26)	1,256	1,345,867
3.40%, 01/14/22	207	214,026
3.40%, 02/15/28 (Call 11/15/27)	2,030	2,164,731
3.88%, 08/01/42	700	705,446
3.90%, 02/01/35	4,025	4,316,329
4.00%, 01/15/24	2,449	2,664,536
4.05%, 02/15/48 (Call 08/15/47)	3,275	3,320,424
4.10%, 04/15/43	1,240	1,275,228
4.10%, 02/01/45	2,845	2,901,815
4.20%, 10/17/28 (Call 07/17/28)	100	112,628
4.40%, 01/15/47 (Call 07/15/46)	3,530	3,724,221
4.55%, 04/01/46 (Call 10/01/45)	4,705	5,065,544
4.75%, 11/15/45 (Call 05/15/45)	4,737	5,299,519
4.90%, 01/15/34	1,969	2,354,058
4.95%, 10/17/48 (Call 04/17/48)	254	289,855
5.10%, 01/15/44	1,495	1,730,851
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,181,393
3.88%, 03/01/26 (Call 01/01/26)	1,384	1,534,164
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	1,893	1,990,641
3.00%, 05/15/23 (Call 02/15/23)	2,641	2,755,302
4.20%, 11/15/69 (Call 05/15/69)	840	982,472
4.30%, 05/15/43 (Call 11/15/42)	2,312	2,766,585
4.95%, 08/15/45 (Call 02/15/45)	1,925	2,493,761
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,338	1,469,646
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	666	695,038
2.90%, 02/15/23 (Call 11/15/22)	3,245	3,367,758
2.90%, 06/15/26 (Call 03/15/26)	1,708	1,831,164
3.00%, 04/01/22 (Call 01/01/22)	3,276	3,372,183
3.15%, 06/01/27 (Call 03/01/27)	3,816	4,132,461
3.25%, 12/01/21 (Call 09/01/21)	2,022	2,077,544
3.40%, 11/01/49 (Call 05/01/49)	1,383	1,498,024
	Par
Security	(000)	Value

Transportation (continued)
3.65%, 08/01/25 (Call 06/01/25)	$970	$1,069,668
3.80%, 08/01/28 (Call 05/01/28)	2,591	2,957,316
3.85%, 01/15/24 (Call 10/15/23)	2,715	2,941,322
3.94%, 11/01/47 (Call 05/01/47)	2,604	3,001,683
3.95%, 10/01/42 (Call 04/01/42)	388	447,484
4.05%, 08/15/52 (Call 02/15/52)	1,154	1,379,815
4.10%, 05/15/49 (Call 11/15/48)	1,075	1,292,849
4.15%, 02/28/48 (Call 08/28/47)	2,450	2,965,652
4.45%, 06/15/45 (Call 12/15/44)	2,051	2,515,736
4.65%, 01/15/46 (Call 07/15/45)	1,105	1,404,731
4.84%, 10/01/41	5,822	7,425,612
5.10%, 08/01/2118 (Call 02/01/2118)	1,920	2,515,027
7.80%, 05/15/27	50	68,636
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	703	710,121
2.50%, 09/01/22 (Call 08/01/22)	925	944,767
2.50%, 09/01/24 (Call 08/01/24)	1,546	1,587,587
2.80%, 03/01/22 (Call 02/01/22)	1,535	1,569,062
2.88%, 06/01/22 (Call 05/01/22)	328	336,853
2.90%, 12/01/26 (Call 10/01/26)	3,214	3,383,185
3.40%, 03/01/23 (Call 02/01/23)	715	748,355
3.45%, 11/15/21 (Call 10/15/21)	1,284	1,318,334
3.50%, 06/01/21	326	333,681
3.65%, 03/18/24 (Call 02/18/24)	1,536	1,639,465
3.75%, 06/09/23 (Call 05/09/23)	1,076	1,145,015
3.88%, 12/01/23 (Call 11/01/23)	2,712	2,922,017
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,035	1,056,073
2.40%, 02/05/30 (Call 11/05/29)	1,200	1,230,504
2.75%, 04/15/23 (Call 01/15/23)	1,355	1,406,476
2.75%, 03/01/26 (Call 12/01/25)	2,539	2,683,037
2.95%, 03/01/22	705	725,678
2.95%, 01/15/23 (Call 10/15/22)	108	112,314
3.00%, 04/15/27 (Call 01/15/27)	2,797	2,992,678
3.15%, 03/01/24 (Call 02/01/24)	2,280	2,418,556
3.20%, 06/08/21	2,279	2,322,347
3.25%, 01/15/25 (Call 10/01/24)	2,365	2,541,571
3.25%, 08/15/25 (Call 05/15/25)	3,080	3,338,350
3.25%, 02/05/50 (Call 08/05/49)	2,000	2,062,840
3.35%, 08/15/46 (Call 02/15/46)	1,000	1,041,840
3.38%, 02/01/35 (Call 08/01/34)	762	847,557
3.50%, 06/08/23 (Call 05/08/23)	1,355	1,442,330
3.55%, 08/15/39 (Call 02/15/39)	3,360	3,700,301
3.60%, 09/15/37 (Call 03/15/37)	3,745	4,130,173
3.65%, 02/15/24 (Call 11/15/23)	206	221,846
3.70%, 03/01/29 (Call 12/01/28)	2,182	2,443,862
3.75%, 03/15/24 (Call 12/15/23)	3,032	3,286,658
3.75%, 07/15/25 (Call 05/15/25)	2,025	2,240,116
3.80%, 10/01/51 (Call 04/01/51)	2,249	2,541,100
3.84%, 03/20/60 (Call 09/20/59)(c)	6,186	6,927,392
3.88%, 02/01/55 (Call 08/01/54)	2,775	3,106,834
3.95%, 09/10/28 (Call 06/10/28)	4,628	5,272,495
3.95%, 08/15/59 (Call 02/15/59)	850	955,859
4.00%, 04/15/47 (Call 10/15/46)	1,380	1,608,859
4.05%, 11/15/45 (Call 05/15/45)	2,085	2,428,921
4.05%, 03/01/46 (Call 09/01/45)	3,639	4,236,924
4.10%, 09/15/67 (Call 03/15/67)	1,045	1,175,761
4.15%, 01/15/45 (Call 07/15/44)	2,068	2,420,615
4.16%, 07/15/22 (Call 04/15/22)	4,170	4,406,397
4.25%, 04/15/43 (Call 10/15/42)	2,830	3,356,578

S c h e d u l e o f I n v e s t m e n t s	65

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
4.30%, 06/15/42 (Call 12/15/41)	$970	$1,166,309
4.38%, 09/10/38 (Call 03/10/38)	1,320	1,576,159
4.38%, 11/15/65 (Call 05/15/65)	1,443	1,697,228
4.50%, 09/10/48 (Call 03/10/48)	4,229	5,420,986
6.63%, 02/01/29	650	878,027
United Parcel Service Inc.
2.05%, 04/01/21	1,916	1,928,761
2.20%, 09/01/24 (Call 08/01/24)	400	413,016
2.35%, 05/16/22 (Call 04/16/22)	1,811	1,852,526
2.40%, 11/15/26 (Call 08/15/26)	1,838	1,926,445
2.45%, 10/01/22	5,454	5,593,077
2.50%, 04/01/23 (Call 03/01/23)	3,163	3,276,615
2.50%, 09/01/29 (Call 06/01/29)	1,073	1,116,532
2.80%, 11/15/24 (Call 09/15/24)	2,542	2,692,944
3.05%, 11/15/27 (Call 08/15/27)	4,106	4,447,414
3.40%, 03/15/29 (Call 12/15/28)	2,119	2,353,425
3.40%, 11/15/46 (Call 05/15/46)	2,470	2,583,744
3.40%, 09/01/49 (Call 03/01/49)	1,621	1,707,043
3.63%, 10/01/42	895	972,990
3.75%, 11/15/47 (Call 05/15/47)	1,989	2,211,350
4.25%, 03/15/49 (Call 09/15/48)	2,625	3,189,060
4.88%, 11/15/40 (Call 05/15/40)	775	989,683
6.20%, 01/15/38	4,433	6,528,523
		437,937,701
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	1,235	1,303,950
3.25%, 09/15/26 (Call 06/15/26)	880	929,632
3.50%, 03/15/28 (Call 12/15/27)	1,140	1,212,128
3.85%, 03/30/27 (Call 12/30/26)	1,226	1,329,744
4.35%, 02/15/24 (Call 01/15/24)	1,173	1,279,872
4.55%, 11/07/28 (Call 08/07/28)	1,250	1,445,475
4.70%, 04/01/29 (Call 01/01/29)	1,240	1,442,876
4.85%, 06/01/21	850	883,915
5.20%, 03/15/44 (Call 09/15/43)	925	1,175,194
		11,002,786
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	1,426	1,505,642
3.40%, 03/01/25 (Call 12/01/24)	3,445	3,734,449
3.45%, 06/01/29 (Call 03/01/29)	1,683	1,862,744
3.75%, 09/01/28 (Call 06/01/28)	2,038	2,284,965
3.75%, 09/01/47 (Call 03/01/47)	2,615	2,974,092
3.85%, 03/01/24 (Call 12/01/23)	1,301	1,411,117
4.00%, 12/01/46 (Call 06/01/46)	715	840,482
4.15%, 06/01/49 (Call 12/01/48)	1,600	1,952,208
4.20%, 09/01/48 (Call 03/01/48)(b)	450	554,387
4.30%, 12/01/42 (Call 06/01/42)	3,465	4,120,509
4.30%, 09/01/45 (Call 03/01/45)	1,777	2,179,100
6.59%, 10/15/37	624	946,489
Essential Utilities Inc.
3.57%, 05/01/29 (Call 02/01/29)	939	1,041,745
4.28%, 05/01/49 (Call 11/01/48)	1,400	1,723,722
United Utilities PLC, 6.88%, 08/15/28	41	51,653
		27,183,304
Total Corporate Bonds & Notes — 26.0%
(Cost: $18,246,721,832)		19,861,948,156
	Par
Security	(000)	Value

Foreign Government Obligations(f)
Canada — 0.3%
Canada Government International Bond
2.00%, 11/15/22	$5,570	$5,730,193
2.63%, 01/25/22	5,355	5,522,558
Export Development Canada
1.38%, 10/21/21	170	171,073
1.38%, 02/24/23	10,000	10,130,000
1.50%, 05/26/21	4,350	4,374,882
1.75%, 07/18/22	3,000	3,056,340
2.00%, 05/17/22	4,250	4,345,030
2.50%, 01/24/23	1,745	1,822,303
Hydro-Quebec
Series HH, 8.50%, 12/01/29	900	1,448,082
Series HQ, 9.50%, 11/15/30	8	13,895
Series IO, 8.05%, 07/07/24	750	964,103
Province of Alberta Canada
1.88%, 11/13/24	2,000	2,065,980
2.20%, 07/26/22	4,468	4,588,234
2.95%, 01/23/24(b)	750	801,720
3.30%, 03/15/28	7,775	8,920,879
3.35%, 11/01/23	1,125	1,216,350
Province of British Columbia Canada
2.00%, 10/23/22	8,923	9,158,746
2.25%, 06/02/26	8,540	9,083,400
2.65%, 09/22/21	3,383	3,466,357
6.50%, 01/15/26	100	128,981
Province of Manitoba Canada
2.10%, 09/06/22	2,560	2,625,715
2.13%, 05/04/22	2,350	2,401,700
2.13%, 06/22/26	3,260	3,419,251
3.05%, 05/14/24	1,250	1,348,162
8.88%, 09/15/21	175	195,332
Province of New Brunswick Canada, 3.63%, 02/24/28	1,330	1,542,973
Province of Ontario Canada
1.75%, 01/24/23	5,500	5,612,090
2.20%, 10/03/22	5,065	5,214,873
2.25%, 05/18/22	6,400	6,567,424
2.30%, 06/15/26	10,000	10,639,300
2.40%, 02/08/22	8,435	8,653,973
2.45%, 06/29/22	2,548	2,629,663
2.50%, 09/10/21	6,184	6,317,142
2.50%, 04/27/26	10,871	11,678,607
3.05%, 01/29/24	500	537,390
3.20%, 05/16/24	5,838	6,341,527
3.40%, 10/17/23	2,250	2,435,917
Province of Quebec Canada
1.50%, 02/11/25	5,000	5,097,650
2.38%, 01/31/22	3,850	3,945,595
2.50%, 04/20/26	8,421	9,070,091
2.63%, 02/13/23	4,322	4,525,048
2.75%, 08/25/21	2,900	2,971,891
2.75%, 04/12/27	7,107	7,823,812
Series NN, 7.13%, 02/09/24	1,222	1,498,380
Series PD, 7.50%, 09/15/29	4,837	7,393,548
Series QO, 2.88%, 10/16/24	8,063	8,709,249
		206,205,409
Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22(b)	3,020	3,049,686

66	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chile (continued)
3.13%, 03/27/25	$2,500	$2,643,175
3.13%, 01/21/26	3,605	3,825,410
3.24%, 02/06/28 (Call 11/06/27)	5,835	6,283,245
3.25%, 09/14/21	5,289	5,397,795
3.50%, 01/25/50 (Call 07/25/49)	6,950	7,605,385
3.63%, 10/30/42	1,225	1,366,451
3.86%, 06/21/47	6,300	7,286,769
		37,457,916
Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	2,650	2,683,072
3.00%, 01/30/30 (Call 10/30/29)	4,700	4,745,355
3.88%, 04/25/27 (Call 01/25/27)	10,000	10,762,100
4.00%, 02/26/24 (Call 11/26/23)	10,589	11,234,611
4.38%, 07/12/21	12,533	12,941,451
4.50%, 01/28/26 (Call 10/28/25)	5,010	5,524,176
4.50%, 03/15/29 (Call 12/15/28)	7,090	8,012,196
5.00%, 06/15/45 (Call 12/15/44)	13,409	16,210,542
5.20%, 05/15/49 (Call 11/15/48)	2,930	3,683,069
5.63%, 02/26/44 (Call 08/26/43)	7,922	10,217,241
6.13%, 01/18/41	6,326	8,520,236
7.38%, 09/18/37	8,125	11,990,469
8.13%, 05/21/24	1,680	2,073,574
10.38%, 01/28/33	3,835	6,350,185
		114,948,277
Finland — 0.0%
Finland Government International Bond, 6.95%,
02/15/26	2,000	2,605,440

Germany — 0.0%
FMS Wertmanagement
1.38%, 06/08/21	7,735	7,768,261
2.00%, 08/01/22	5,742	5,886,239
2.75%, 03/06/23	1,325	1,395,503
2.75%, 01/30/24	8,000	8,544,480
		23,594,483
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	900	988,398
5.38%, 03/25/24	9,590	10,897,501
5.75%, 11/22/23	10,098	11,479,204
6.38%, 03/29/21	9,676	10,139,287
7.63%, 03/29/41	3,410	5,839,454
		39,343,844
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	4,000	4,056,880
2.95%, 01/11/23	2,784	2,854,185
3.40%, 09/18/29	2,000	2,110,280
3.50%, 01/11/28	7,000	7,416,080
3.70%, 10/30/49	1,396	1,437,531
4.10%, 04/24/28	2,715	2,990,084
4.35%, 01/11/48	6,400	7,237,440
4.45%, 02/11/24	1,225	1,331,011
4.75%, 02/11/29	4,425	5,115,344
5.35%, 02/11/49	5,400	7,104,132
		41,652,967
	Par
Security	(000)	Value

Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	$2,950	$3,133,342
3.15%, 06/30/23	1,000	1,046,740
3.25%, 01/17/28	3,390	3,709,372
4.00%, 06/30/22	2,600	2,741,102
4.13%, 01/17/48	2,200	2,723,160
4.50%, 01/30/43	6,095	7,771,613
State of Israel
2.50%, 01/15/30	3,870	4,040,203
3.38%, 01/15/50	6,000	6,548,880
		31,714,412
Italy — 0.1%
Republic of Italy Government International Bond
2.38%, 10/17/24	8,264	8,332,013
2.88%, 10/17/29	6,030	6,053,939
4.00%, 10/17/49	8,200	8,453,708
5.38%, 06/15/33	5,471	6,687,641
6.88%, 09/27/23	11,550	13,503,798
		43,031,099
Japan — 0.1%
Japan Bank for International Cooperation
1.50%, 07/21/21	5,804	5,831,569
1.88%, 04/20/21	3,000	3,022,920
1.88%, 07/21/26	5,970	6,165,219
2.00%, 11/04/21	1,556	1,577,317
2.00%, 10/17/29	5,100	5,373,615
2.13%, 02/10/25	680	707,934
2.25%, 11/04/26	5,608	5,925,805
2.38%, 07/21/22	725	745,851
2.38%, 11/16/22	5,242	5,411,841
2.38%, 04/20/26	5,480	5,824,144
2.50%, 06/01/22	11,000	11,330,220
2.50%, 05/23/24	4,000	4,214,600
2.50%, 05/28/25	2,200	2,337,566
2.75%, 01/21/26	6,900	7,470,699
2.75%, 11/16/27	7,500	8,263,725
2.88%, 06/01/27	12,205	13,498,730
2.88%, 07/21/27	4,125	4,568,273
3.00%, 05/29/24	5,000	5,365,050
3.25%, 07/20/23	1,200	1,282,872
3.25%, 07/20/28	400	458,588
3.38%, 07/31/23	900	966,420
3.38%, 10/31/23	500	539,470
3.50%, 10/31/28	1,050	1,231,503
Japan International Cooperation Agency
2.13%, 10/20/26	770	802,640
2.75%, 04/27/27	650	706,570
		103,623,141
Mexico — 0.2%
Mexico Government International Bond
3.60%, 01/30/25	8,110	8,646,233
3.63%, 03/15/22	12,626	13,089,248
3.75%, 01/11/28	9,995	10,708,143
4.00%, 10/02/23	12,887	13,757,775
4.13%, 01/21/26	8,420	9,228,573
4.15%, 03/28/27	6,995	7,705,832
4.35%, 01/15/47	3,685	4,044,582
4.50%, 04/22/29	2,440	2,761,909
4.50%, 01/31/50 (Call 07/31/49)	10,230	11,576,063

S c h e d u l e o f I n v e s t m e n t s	67

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mexico (continued)
4.60%, 01/23/46	$12,111	$13,728,909
4.60%, 02/10/48	9,179	10,506,375
4.75%, 03/08/44	17,801	20,603,945
5.55%, 01/21/45	9,465	12,175,208
5.75%, 10/12/2110	5,963	7,514,215
6.05%, 01/11/40	6,534	8,763,335
6.75%, 09/27/34	9,793	14,253,320
7.50%, 04/08/33	2,819	4,177,871
8.00%, 09/24/22(b)	2,045	2,401,546
8.30%, 08/15/31	4,325	6,788,217
11.50%, 05/15/26(b)	500	755,060
		183,186,359
Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	2,335	2,481,171
3.75%, 03/16/25 (Call 12/16/24)	6,400	6,882,112
3.87%, 07/23/60 (Call 01/23/60)	2,100	2,402,652
3.88%, 03/17/28 (Call 12/17/27)	6,384	7,090,070
4.00%, 09/22/24 (Call 06/24/24)	6,550	7,090,375
4.30%, 04/29/53	5,705	6,994,444
4.50%, 05/15/47	2,633	3,281,139
4.50%, 04/16/50 (Call 10/16/49)	7,850	9,769,953
6.70%, 01/26/36	6,660	9,675,781
7.13%, 01/29/26	1,400	1,775,536
8.88%, 09/30/27	3,574	5,152,922
9.38%, 04/01/29	2,229	3,445,165
		66,041,320
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	5,695	6,514,055
5.63%, 11/18/50	10,589	16,309,284
6.55%, 03/14/37	2,903	4,404,867
7.35%, 07/21/25	7,704	9,826,606
8.75%, 11/21/33	4,345	7,384,718
		44,439,530
Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	9,546	10,215,270
3.70%, 03/01/41	6,367	7,587,490
3.70%, 02/02/42	5,811	6,933,627
3.75%, 01/14/29	6,810	7,759,654
3.95%, 01/20/40	5,725	6,960,112
4.20%, 01/21/24	12,225	13,292,365
5.00%, 01/13/37	3,422	4,594,959
5.50%, 03/30/26	1,800	2,155,230
6.38%, 01/15/32	2,744	3,862,948
6.38%, 10/23/34	11,781	17,467,807
7.75%, 01/14/31	4,415	6,716,010
9.50%, 02/02/30	1,581	2,589,804
10.63%, 03/16/25	4,508	6,372,193
		96,507,469
Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	7,747	8,070,670
3.25%, 04/06/26	7,326	7,941,823
4.00%, 01/22/24	7,022	7,659,949
5.00%, 03/23/22	14,528	15,524,766
5.13%, 04/21/21	6,685	6,952,667
		46,149,875
	Par
Security	(000)	Value

South Korea — 0.1%
Export-Import Bank of Korea
1.88%, 10/21/21	$1,050	$1,059,744
2.38%, 04/21/27	5,100	5,324,043
2.63%, 05/26/26	1,760	1,874,453
2.75%, 01/25/22	1,790	1,838,491
2.88%, 01/21/25	2,575	2,750,718
3.00%, 11/01/22	975	1,017,491
3.25%, 11/10/25	5,800	6,378,956
3.25%, 08/12/26	3,175	3,509,581
4.00%, 01/14/24	1,250	1,372,963
4.38%, 09/15/21	3,830	4,008,861
5.00%, 04/11/22	2,659	2,862,493
Korea International Bond
2.00%, 06/19/24	810	833,069
2.50%, 06/19/29	2,150	2,314,797
2.75%, 01/19/27	1,810	1,946,239
3.50%, 09/20/28	900	1,037,880
3.88%, 09/11/23	2,100	2,285,535
3.88%, 09/20/48	2,125	2,889,426
4.13%, 06/10/44	4,286	5,858,791
		49,163,531
Supranational — 1.1%
African Development Bank
1.25%, 07/26/21	3,605	3,616,608
2.13%, 11/16/22	14,125	14,563,299
2.38%, 09/23/21	4,867	4,969,450
2.63%, 03/22/21	11,440	11,619,837
3.00%, 12/06/21	60	62,098
3.00%, 09/20/23	250	267,668
Asian Development Bank
1.50%, 10/18/24	5,000	5,114,250
1.63%, 03/16/21	5,230	5,257,353
1.63%, 01/24/23	10,000	10,192,800
1.75%, 06/08/21	2,890	2,915,576
1.75%, 09/13/22	16,383	16,715,739
1.75%, 08/14/26	1,250	1,300,300
1.75%, 09/19/29	2,700	2,827,656
1.88%, 02/18/22	10,820	11,012,055
1.88%, 07/19/22	600	613,182
1.88%, 01/24/30	7,500	7,947,825
2.00%, 02/16/22(b)	18,603	18,978,223
2.00%, 01/22/25	6,040	6,328,229
2.00%, 04/24/26	4,900	5,164,404
2.13%, 11/24/21	5,175	5,276,171
2.13%, 03/19/25	570	601,128
2.38%, 08/10/27	250	272,013
2.50%, 11/02/27	5,500	6,051,705
2.63%, 01/30/24	4,750	5,052,670
2.63%, 01/12/27	5,400	5,936,760
2.75%, 03/17/23	14,500	15,282,130
2.75%, 01/19/28(b)	5,500	6,170,395
3.13%, 09/26/28	250	289,768
5.82%, 06/16/28	700	941,738
6.22%, 08/15/27	3,725	4,944,602
Series 5Y, 1.88%, 08/10/22	250	255,608
Asian Infrastructure Investment Bank (The), 2.25%,
05/16/24	2,581	2,714,309
Corp. Andina de Fomento
2.13%, 09/27/21	1,300	1,312,701
4.38%, 06/15/22	4,550	4,836,149

68	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Supranational (continued)
Council of Europe Development Bank
1.63%, 03/16/21	$1,145	$1,150,851
2.63%, 02/13/23	4,415	4,627,803
European Bank for Reconstruction & Development
1.50%, 11/02/21	5,250	5,294,467
1.88%, 02/23/22	3,105	3,159,741
2.13%, 03/07/22	5,020	5,135,309
2.75%, 03/07/23	3,000	3,159,900
European Investment Bank
1.38%, 09/15/21	11,435	11,501,209
1.38%, 09/06/22	600	606,204
1.38%, 05/15/23	10,000	10,132,500
1.63%, 06/15/21	11,335	11,421,826
1.63%, 03/14/25	17,000	17,504,900
1.88%, 02/10/25	16,128	16,796,828
2.00%, 03/15/21	8,340	8,418,646
2.00%, 12/15/22	13,292	13,674,943
2.13%, 10/15/21	3,108	3,164,410
2.13%, 04/13/26	6,325	6,724,550
2.25%, 03/15/22	4,892	5,019,486
2.25%, 08/15/22	13,969	14,412,097
2.38%, 05/13/21	6,045	6,141,418
2.38%, 06/15/22	12,090	12,476,759
2.38%, 05/24/27	7,021	7,639,269
2.50%, 04/15/21	10,130	10,290,864
2.50%, 03/15/23	20,495	21,439,819
2.50%, 10/15/24(b)	7,050	7,524,535
2.63%, 03/15/24	6,172	6,577,994
2.88%, 12/15/21	10,780	11,140,268
2.88%, 08/15/23	3,125	3,328,375
3.13%, 12/14/23	1,500	1,620,645
3.25%, 01/29/24	16,925	18,407,799
4.88%, 02/15/36	3,595	5,247,262
Inter-American Development Bank
1.25%, 09/14/21	3,000	3,011,040
1.75%, 04/14/22	14,335	14,570,954
1.75%, 09/14/22	11,155	11,381,335
1.75%, 03/14/25	10,000	10,365,500
1.88%, 03/15/21	9,020	9,092,882
2.00%, 06/02/26	5,725	6,041,478
2.00%, 07/23/26	10,650	11,238,199
2.13%, 01/18/22(b)	4,225	4,315,922
2.13%, 01/15/25	5,516	5,809,120
2.25%, 06/18/29	5,000	5,456,550
2.38%, 07/07/27	4,510	4,902,686
2.50%, 01/18/23	16,176	16,884,509
2.63%, 04/19/21	9,521	9,686,951
2.63%, 01/16/24	2,600	2,763,722
3.00%, 09/26/22	850	894,175
3.00%, 10/04/23(b)	3,350	3,591,032
3.00%, 02/21/24(b)	13,820	14,913,991
3.13%, 09/18/28	6,908	7,991,796
3.20%, 08/07/42	800	1,004,256
3.88%, 10/28/41	4,600	6,296,940
4.38%, 01/24/44	1,175	1,750,973
International Bank for Reconstruction & Development
1.38%, 05/24/21	10,210	10,251,350
1.38%, 09/20/21	6,700	6,738,860
1.50%, 08/28/24	600	613,014
1.63%, 03/09/21	13,615	13,685,253
	Par
Security	(000)	Value

Supranational (continued)
1.63%, 02/10/22	$12,900	$13,061,895
1.63%, 01/15/25	5,000	5,145,300
1.75%, 04/19/23(b)	6,225	6,379,442
1.88%, 10/07/22(b)	6,450	6,602,413
1.88%, 06/19/23	464	477,888
1.88%, 10/27/26	6,350	6,666,484
2.00%, 01/26/22	16,165	16,477,308
2.13%, 12/13/21	1,731	1,766,624
2.13%, 07/01/22	7,100	7,292,836
2.13%, 02/13/23(b)	5,085	5,259,822
2.13%, 03/03/25	5,820	6,139,402
2.25%, 06/24/21	4,695	4,769,697
2.50%, 03/19/24	11,472	12,175,004
2.50%, 11/25/24	20,414	21,830,732
2.50%, 07/29/25	15,625	16,837,344
2.50%, 11/22/27	6,275	6,918,125
2.75%, 07/23/21(b)	18,175	18,613,017
3.00%, 09/27/23	12,125	12,991,695
3.13%, 11/20/25	3,482	3,887,166
4.75%, 02/15/35	3,535	5,031,472
7.63%, 01/19/23	6,200	7,364,918
International Finance Corp.
1.13%, 07/20/21(b)	4,115	4,121,008
2.00%, 10/24/22	4,415	4,537,207
2.13%, 04/07/26	5,625	5,973,469
2.88%, 07/31/23	750	798,368
Nordic Investment Bank
1.25%, 08/02/21	5,100	5,117,238
2.13%, 02/01/22	3,040	3,105,968
2.25%, 05/21/24	2,000	2,104,640
		837,844,046
Sweden — 0.0%
Svensk Exportkredit AB
1.63%, 09/12/21	1,000	1,008,630
1.63%, 11/14/22	4,000	4,066,120
1.75%, 03/10/21	7,450	7,494,849
1.75%, 12/12/23	5,000	5,134,750
2.00%, 08/30/22	4,200	4,302,858
2.38%, 04/09/21	1,000	1,013,470
2.38%, 03/09/22	6,550	6,727,178
2.88%, 05/22/21	500	510,640
2.88%, 03/14/23	4,328	4,571,320
		34,829,815
Ukraine — 0.0%
Ukraine Government AID Bond, 1.47%, 09/29/21.	500	503,485

Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	4,635	5,244,419
4.38%, 10/27/27	5,895	6,631,816
4.38%, 01/23/31 (Call 10/23/30)	3,124	3,592,116
4.50%, 08/14/24(b)	4,272	4,660,880
4.98%, 04/20/55	10,960	13,586,674
5.10%, 06/18/50	11,070	13,943,219
7.63%, 03/21/36	3,391	5,258,881
8.00%, 11/18/22	3,627	4,034,732
		56,952,737
Total Foreign Government Obligations — 2.7%
(Cost: $1,944,413,009)		2,059,795,155

S c h e d u l e o f I n v e s t m e n t s	69

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power
District RB BAB, 4.84%, 01/01/41.	$1,875	$2,610,919

California — 0.3%
Bay Area Toll Authority RB, 2.57%, 04/01/31	2,930	3,123,409
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	8,131,179
Series S-1, 7.04%, 04/01/50	3,100	5,700,156
Series S-3, 6.91%, 10/01/50	1,300	2,422,758
California State University RB, 2.98%,
11/01/51( 05/01/51)	3,315	3,511,248
City of San Francisco CA Public Utilities Commission
Water Revenue RB, 3.30%, 11/01/39( 11/01/29)	670	714,877
City of San Francisco CA Public Utilities Commission
Water Revenue RB BAB, Series B, 6.00%, 11/01/40	2,500	3,572,825
East Bay Municipal Utility District Water System
Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	6,736,218
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/53 ( 01/15/30)	1,025	1,093,665
4.09%, 01/15/49 ( 01/15/30)	440	475,011
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,600	4,719,884
Series E, 6.60%, 08/01/42.	200	336,270
Los Angeles County Metropolitan Transportation
Authority RB BAB, Series A, 5.74%, 06/01/39	815	1,148,580
Los Angeles County Public Works Financing Authority
RB BAB, 7.62%, 08/01/40	1,150	1,960,876
Los Angeles Department of Water & Power System
Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	3,087,735
Series A, 6.60%, 07/01/50	385	708,246
Series D, 6.57%, 07/01/45	2,470	4,220,514
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	3,760	5,147,929
5.76%, 07/01/29	2,170	2,777,491
Series RY, 6.76%, 07/01/34	3,025	4,492,095
Regents of the University of California Medical Center
Pooled RB
3.26%, 05/15/60	1,835	1,945,944
3.71%, 05/15/2120	1,600	1,693,472
Regents of the University of California Medical Center
Pooled Revenue RB BAB
Series H, 6.55%, 05/15/48	1,795	2,889,483
Series F, 6.58%, 05/15/49	2,015	3,227,929
San Diego County Regional Transportation
Commission RB, 3.25%, 04/01/48( 04/01/30)	1,025	1,096,104
San Diego County Regional Transportation
Commission RB BAB, 5.91%, 04/01/48	1,000	1,603,760
San Diego County Water Authority RB BAB, Series B,
6.14%, 05/01/49	2,350	3,663,391
Santa Clara Valley Transportation Authority RB BAB,
5.88%, 04/01/32	2,620	3,357,163
State of California Department of Water Resources
Power Supply Revenue RB, Series P, 2.00%,
05/01/22	1,865	1,903,475
State of California GO
2.50%, 10/01/29	6,000	6,392,940
2.80%, 04/01/21	935	949,212
3.38%, 04/01/25	3,000	3,293,730
	Par
Security	(000)	Value

California (continued)
3.50%, 04/01/28	$860	$980,658
4.50%, 04/01/33 (Call 04/01/28)	2,750	3,272,307
4.60%, 04/01/38 (Call 04/01/28)	1,640	1,897,283
Series A, 3.05%, 04/01/29	1,110	1,232,600
State of California GO BAB
5.70%, 11/01/21	500	532,795
7.30%, 10/01/39	7,150	11,518,507
7.35%, 11/01/39	2,130	3,486,640
7.50%, 04/01/34	6,530	10,642,333
7.55%, 04/01/39	11,550	19,771,405
7.60%, 11/01/40	4,435	7,957,454
7.63%, 03/01/40	3,350	5,747,863
7.70%, 11/01/30 (Call 11/01/20)	500	521,925
7.95%, 03/01/36 (Call 03/01/20)	500	502,575
University of California RB
3.35%, 07/01/29	2,170	2,460,845
Series AD, 4.86%, 05/15/2112	3,150	4,736,655
Series AQ, 4.77%, 05/15/2115	835	1,260,433
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	2,925	3,181,815
University of California RB BAB
5.77%, 05/15/43	3,020	4,389,298
5.95%, 05/15/45	1,050	1,564,028
		181,754,988
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB
BAB, Series B, 5.84%, 11/01/50	500	827,180

Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32.	2,400	3,302,544
State of Connecticut GO BAB, Series D, 5.09%,
10/01/30.	1,515	1,842,785
		5,145,329
District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%,
12/01/34	700	921,193
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 ( 10/01/29)	1,000	1,054,380
Series A, 4.81%, 10/01/2114	600	935,070
Metropolitan Washington Airports Authority Dulles Toll
Road Revenue RB BAB, 7.46%, 10/01/46	1,300	2,308,904
		5,219,547
Florida — 0.0%
County of Broward FL Airport System Revenue RB,
3.48%, 10/01/43( 10/01/29)	250	268,610
County of Miami-Dade FL Aviation Revenue RB,
Series C, 4.28%, 10/01/41 (Call 10/01/28)	985	1,124,259
County of Miami-Dade FL Water & Sewer System
Revenue RB, 3.49%, 10/01/42( 10/01/29)	1,265	1,373,411
State Board of Administration Finance Corp. RB,
Series A, 2.64%, 07/01/21	1,500	1,527,150
		4,293,430
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,457	5,210,944
Project M, Series 2010-A, 6.66%, 04/01/57	2,355	3,643,868
Project P, Series 2010-A, 7.06%, 04/01/57	328	493,489
		9,348,301

70	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Illinois — 0.1%
Chicago O’Hare International Airport RB
Series C, 4.47%, 01/01/49	$1,050	$1,423,685
Series C, 4.57%, 01/01/54	2,450	3,324,478
Chicago O’Hare International Airport RB BAB, Series B,
6.40%, 01/01/40	500	779,275
Chicago Transit Authority RB
Series A, 6.90%, 12/01/40	2,400	3,526,224
Series B, 6.90%, 12/01/40	3,850	5,645,832
Illinois State Toll Highway Authority RB BAB, Series A,
6.18%, 01/01/34	1,300	1,845,987
State of Illinois GO
4.95%, 06/01/23(b)	44	45,808
5.10%, 06/01/33(b)	25,973	30,524,249
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,000	3,870,030
		50,985,568
Kansas — 0.0%
State of Kansas Department of Transportation RB BAB,
4.60%, 09/01/35	500	627,430

Maryland — 0.0%
Maryland State Transportation Authority RB BAB,
5.89%, 07/01/43	1,500	2,236,320

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL
2.90%, 09/01/49	2,675	2,861,314
Series E, 5.46%, 12/01/39	3,700	5,136,784
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	2,415,758
Series E, 4.20%, 12/01/21	375	388,241
Commonwealth of Massachusetts Transportation Fund
Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	2,050,457
Massachusetts School Building Authority RB, 3.40%,
10/15/40( 10/15/29)	1,755	1,880,869
Massachusetts School Building Authority RB BAB,
Series B, 5.72%, 08/15/39	1,060	1,497,027
		16,230,450
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	875	959,385
3.38%, 12/01/40	845	924,861
		1,884,246
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%,
11/01/34	1,000	1,303,320

Missouri — 0.0%
Health & Educational Facilities Authority of the State of
Missouri RB, Series A, 3.65%, 08/15/57
(Call 02/15/57)	4,730	6,060,360

Nebraska — 0.0%
University of Nebraska Facilities Corp. RB, 3.04%,
10/01/49	1,000	1,090,960

Nevada — 0.0%
County of Clark Department of Aviation RB BAB,
Series C, 6.82%, 07/01/45	850	1,465,885
	Par
Security	(000)	Value

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	$4,050	$5,394,600
Series B, 0.00%, 02/15/21 (AGM)(e)	1,145	1,129,817
Series B, 0.00%, 02/15/22(e)	1,000	973,190
Series B, 0.00%, 02/15/23 (AGM)(e)	1,400	1,340,318
New Jersey State Turnpike Authority RB BAB
Series A, 7.10%, 01/01/41	4,230	7,107,669
Series F, 7.41%, 01/01/40	5,394	9,333,508
New Jersey Transportation Trust Fund Authority RB
4.08%, 06/15/39	1,200	1,336,380
4.13%, 06/15/42	345	380,294
New Jersey Transportation Trust Fund Authority
RB BAB
Series B, 6.56%, 12/15/40	2,650	3,850,741
Series C, 5.75%, 12/15/28	2,475	2,968,441
Series C, 6.10%, 12/15/28 (PR 12/15/20)	1,200	1,243,764
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	1,130,110
3.92%, 05/01/2119 ( 11/01/2118)	725	841,304
Rutgers The State University of New Jersey RB BAB,
Class H, 5.67%, 05/01/40	900	1,269,324
		38,299,460
New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	1,000	1,421,300
Series F1, 6.27%, 12/01/37	1,255	1,910,963
Series H-1, 5.85%, 06/01/40	645	968,513
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	2,265	3,890,024
Series 2010-A, 6.67%, 11/15/39	50	77,176
Series 2010B-1, 6.55%, 11/15/31	2,110	2,905,407
Series A, 5.87%, 11/15/39	100	138,930
Series A2, 6.09%, 11/15/40	100	146,737
Series B, 6.65%, 11/15/39	220	332,044
Series E, 6.81%, 11/15/40	1,230	1,898,197
New York City Transitional Finance Authority Future Tax
Secured Revenue RB BAB
5.51%, 08/01/37	2,235	3,124,105
5.57%, 11/01/38	2,100	2,922,864
Series C-2, 5.77%, 08/01/36	2,000	2,645,000
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	3,145	4,910,288
5.88%, 06/15/44(b)	3,090	4,854,977
6.01%, 06/15/42	835	1,352,124
New York State Dormitory Authority RB
3.19%, 02/15/43	450	516,641
Series B, 3.14%, 07/01/43	275	304,516
Series F, 3.11%, 02/15/39	2,350	2,641,776
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	1,500	2,139,030
Series F, 5.63%, 03/15/39	2,165	2,978,888
New York State Thruway Authority RB
2.90%, 01/01/35	1,000	1,104,170
Series M, 3.50%, 01/01/42 ( 01/01/30)	1,330	1,418,352
New York State Urban Development Corp. RB
Series B, 2.10%, 03/15/22	1,250	1,257,588
Series B, 3.90%, 03/15/33 ( 09/15/28)	290	333,694
New York State Urban Development Corp. RB BAB,
5.77%, 03/15/39	1,260	1,621,985

S c h e d u l e o f I n v e s t m e n t s	71

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Port Authority of New York & New Jersey RB
3.29%, 08/01/69	$1,300	$1,518,062
Series 164, 5.65%, 11/01/40	2,255	3,309,032
Series 165, 5.65%, 11/01/40	1,600	2,354,768
Series 168, 4.93%, 10/01/51	2,500	3,669,450
Series 174, 4.46%, 10/01/62	6,075	8,427,787
Series 181, 4.96%, 08/01/46	2,000	2,843,280
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,142,580
Series 192, 4.81%, 10/15/65	4,235	6,199,744
		77,279,992
Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	2,027,051
Series B, 8.08%, 02/15/50	3,825	7,385,578
Series E, 6.27%, 02/15/50	1,210	1,790,679
JobsOhio Beverage System RB
2.83%, 01/01/38	250	268,455
Series B, 4.53%, 01/01/35	2,400	3,017,520
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	2,000	2,505,360
Series A, 4.05%, 12/01/56	500	672,245
Series A, 4.80%, 06/01/2111	350	532,917
Ohio State University (The) RB BAB, Series C, 4.91%,
06/01/40	1,795	2,512,066
Ohio Turnpike & Infrastructure Commission RB, 3.22%,
02/15/48( 02/15/30)	1,775	1,850,917
Ohio Water Development Authority Water Pollution
Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	1,115	1,357,334
		23,920,122
Oregon — 0.0%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,208,110
Series B, 5.55%, 06/30/28 (NPFGC)	50	61,810
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,251,190
State of Oregon Department of Transportation RB BAB,
Series 2010-A, 5.83%, 11/15/34	1,185	1,700,309
State of Oregon GO, 5.89%, 06/01/27	8,020	9,975,837
		14,197,256
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A,
4.14%, 06/01/38	50	59,731
Pennsylvania Turnpike Commission RB BAB, Series B,
5.51%, 12/01/45	1,000	1,480,830
University of Pittsburgh-of the Commonwealth System
of Higher Education RB, 3.56%,
09/15/2119( 03/15/2119)	1,000	1,194,090
		2,734,651
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB,
Series C, 6.45%, 01/01/50	1,000	1,689,330

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County
Health & Educational Facility Building RB, Series
2016B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,126,860

Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	575	736,989
	Par
Security	(000)	Value

Texas (continued)
City of San Antonio Texas Electric & Gas Systems
Revenue RB BAB
5.81%, 02/01/41	$1,875	$2,831,644
Series C, 5.99%, 02/01/39	1,000	1,497,750
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(b)	3,250	4,869,800
Series B, 6.00%, 12/01/44	400	629,288
Dallas Convention Center Hotel Development Corp. RB
BAB, 7.09%, 01/01/42	700	1,045,058
Dallas County Hospital District GOL BAB, Series C,
5.62%, 08/15/44	1,250	1,836,662
Dallas Independent School District GO BAB, Series C,
6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	419,824
Dallas/Fort Worth International Airport RB
Class A, 2.99%, 11/01/38	1,200	1,317,840
Class A, 3.14%, 11/01/45	1,405	1,574,907
Grand Parkway Transportation Corp. RB, 3.24%,
10/01/52( 04/01/30)	3,320	3,421,028
North Texas Tollway Authority RB BAB, Series B,
6.72%, 01/01/49	4,120	7,306,326
Permanent University Fund - Texas A&M University
System RB, Series B, 3.66%, 07/01/47
(Call 07/01/27)	2,000	2,201,780
Permanent University Fund - University of Texas
System RB, Series A, 3.38%, 07/01/47
(Call 01/01/47)	1,625	1,967,469
State of Texas GO BAB
5.52%, 04/01/39(b)	2,300	3,386,290
Series A, 4.63%, 04/01/33	1,255	1,578,802
Series A, 4.68%, 04/01/40	2,000	2,644,940
Texas Private Activity Bond Surface Transportation
Corp. RB, Series B, 3.92%, 12/31/49	2,550	2,961,570
Texas Transportation Commission State Highway Fund
RB BAB, Series B, 5.18%, 04/01/30	5,115	6,474,004
University of Texas System (The) RB BAB, Series C,
4.79%, 08/15/46	1,500	2,033,925
		50,735,896
Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	1,630	1,763,676

Virginia — 0.0%
University of Virginia RB
3.23%, 12/31/99 ( 03/01/2119)	790	915,246
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	690	995,746
		1,910,992
Washington — 0.0%
Central Puget Sound Regional Transit Authority RB
BAB, 5.49%, 11/01/39	1,200	1,752,576
State of Washington GO BAB, Series F, 5.14%,
08/01/40	2,165	3,040,526
		4,793,102
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	295	342,964
Series C, 3.15%, 05/01/27	2,580	2,840,270
		3,183,234
Total Municipal Debt Obligations — 0.7%
(Cost: $427,173,872)		512,718,804

72	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 26.7%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	$276	$284,176
2.50%, 02/01/28	3,407	3,508,907
2.50%, 01/01/30	27,138	27,955,085
2.50%, 03/01/31	255	262,972
2.50%, 08/01/31	6,303	6,502,420
2.50%, 10/01/31	16,348	16,854,144
2.50%, 11/01/31	100	103,276
2.50%, 12/01/31	23,088	23,800,951
2.50%, 02/01/32	27,596	28,462,074
2.50%, 08/01/32	463	477,403
2.50%, 01/01/33	25,390	26,249,417
2.50%, 02/01/33	62	64,500
2.50%, 04/01/33	3,790	3,896,596
2.91%, 05/01/42, (12 mo. LIBOR US + 1.803%)(g)	735	755,093
3.00%, 11/01/26	699	724,411
3.00%, 01/01/27	343	355,867
3.00%, 02/01/27	838	868,176
3.00%, 04/01/27	621	645,096
3.00%, 05/01/27	4,560	4,732,876
3.00%, 06/01/27	4,575	4,746,352
3.00%, 07/01/27	135	140,598
3.00%, 08/01/27	525	545,144
3.00%, 09/01/27	2,116	2,198,921
3.00%, 11/01/27	819	850,359
3.00%, 12/01/27	487	505,316
3.00%, 01/01/28	156	161,999
3.00%, 11/01/28	416	432,149
3.00%, 01/01/29	471	489,479
3.00%, 03/01/29	1,149	1,193,870
3.00%, 05/01/29	9,816	10,203,280
3.00%, 05/01/30	10,239	10,650,253
3.00%, 06/01/30	5,720	5,925,569
3.00%, 07/01/30	10,262	10,695,238
3.00%, 12/01/30	27,211	28,304,528
3.00%, 02/01/31	8,964	9,324,994
3.00%, 05/01/31	18,995	19,759,538
3.00%, 06/01/31	13,065	13,592,879
3.00%, 08/01/31	96	99,785
3.00%, 12/01/31	56	58,515
3.00%, 02/01/32	187	195,395
3.00%, 07/01/32	19,280	20,125,955
3.00%, 09/01/32	18	18,453
3.00%, 02/01/33	41	42,424
3.00%, 05/01/33	3,498	3,666,512
3.00%, 06/01/42	1,237	1,297,945
3.00%, 10/01/42	527	553,599
3.00%, 01/01/43	1,244	1,306,366
3.00%, 02/01/43	24,558	25,866,087
3.00%, 12/01/44	109	114,363
3.00%, 04/01/45	655	685,110
3.00%, 08/01/45	549	573,998
3.00%, 12/01/45	46	48,352
3.00%, 01/01/46	3,154	3,298,573
3.00%, 02/01/46	388	406,249
3.00%, 07/01/46	6,079	6,349,006
3.00%, 08/01/46	140,070	146,272,550
3.00%, 09/01/46	46,539	48,730,817
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/46	$83,958	$87,958,215
3.00%, 11/01/46	75,084	78,416,420
3.00%, 12/01/46	99,661	104,090,491
3.00%, 01/01/47	39,143	40,876,460
3.00%, 02/01/47	77,424	80,855,881
3.00%, 03/01/47	392	409,295
3.00%, 04/01/47	1,108	1,157,365
3.00%, 05/01/47	49,020	51,478,842
3.00%, 06/01/47	38,072	39,783,451
3.00%, 08/01/47	7,971	8,324,164
3.00%, 09/01/47	1,913	2,000,784
3.00%, 10/01/47	18,841	19,676,387
3.00%, 11/01/47	46	48,143
3.00%, 12/01/47	193	202,079
3.00%, 01/01/48	499	518,752
3.00%, 04/01/48	828	854,506
3.00%, 11/01/48	5,012	5,172,439
3.00%, 03/01/49	2,016	2,079,607
3.00%, 05/01/49	20,570	21,238,380
3.00%, 06/01/49	5,903	6,090,847
3.50%, 11/01/25	2,922	3,064,655
3.50%, 03/01/26	2,500	2,622,107
3.50%, 06/01/26	609	638,603
3.50%, 03/01/32	1,733	1,833,694
3.50%, 05/01/32	4,861	5,147,535
3.50%, 09/01/32	4,555	4,806,324
3.50%, 06/01/33	482	510,600
3.50%, 07/01/33	28,208	29,556,889
3.50%, 11/01/33	78	81,604
3.50%, 06/01/34	28,991	30,470,852
3.50%, 03/01/38	12,540	13,215,835
3.50%, 06/01/38	4,695	4,928,165
3.50%, 09/01/38	3,412	3,580,848
3.50%, 02/01/42	139	147,915
3.50%, 05/01/42	13	14,013
3.50%, 09/01/42	20	20,836
3.50%, 10/01/42	18,395	19,607,608
3.50%, 11/01/42	1,367	1,457,234
3.50%, 01/01/43	19	20,549
3.50%, 04/01/43	7,666	8,158,595
3.50%, 06/01/43	1,703	1,829,040
3.50%, 07/01/43	3,065	3,261,403
3.50%, 08/01/43	11,779	12,534,970
3.50%, 10/01/43	2,426	2,604,665
3.50%, 01/01/44	28,486	30,408,846
3.50%, 02/01/44	17,284	18,559,286
3.50%, 09/01/44	14,139	15,065,134
3.50%, 10/01/44	25,780	27,320,531
3.50%, 11/01/44	157	167,839
3.50%, 12/01/45	20,795	22,276,102
3.50%, 01/01/46	1,026	1,086,115
3.50%, 03/01/46	61,192	65,549,801
3.50%, 05/01/46	9,905	10,499,518
3.50%, 06/01/46	371	390,471
3.50%, 07/01/46	13,842	14,641,565
3.50%, 08/01/46	10,451	11,027,413
3.50%, 09/01/46	15,225	16,129,742
3.50%, 10/01/46	5,718	6,022,802
3.50%, 11/01/46	2,232	2,351,741
3.50%, 12/01/46	11,397	12,098,471

S c h e d u l e o f I n v e s t m e n t s	73

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/01/47	$5,026	$5,294,426
3.50%, 02/01/47	17,144	18,072,341
3.50%, 03/01/47	12,796	13,471,319
3.50%, 04/01/47	40,492	42,621,276
3.50%, 05/01/47	5,731	6,082,114
3.50%, 07/01/47	31,401	33,041,535
3.50%, 08/01/47	53,138	56,456,699
3.50%, 09/01/47	75,282	79,752,513
3.50%, 12/01/47	20,290	21,351,949
3.50%, 01/01/48	41,581	44,715,704
3.50%, 02/01/48	85,174	89,377,053
3.50%, 03/01/48	30,968	32,485,132
3.50%, 04/01/48	3,683	3,982,125
3.50%, 05/01/48	43,383	45,402,705
3.50%, 06/01/48	18,674	19,474,826
3.50%, 04/01/49	4,855	5,163,090
3.50%, 05/01/49	3,377	3,591,653
3.50%, 06/01/49	5,904	6,279,095
3.78%, 11/01/40, (12 mo. LIBOR US + 1.900%)(g)	819	850,436
3.87%, 01/01/42, (12 mo. LIBOR US + 1.900%)(g)	141	147,380
3.90%, 11/01/40(g)	798	833,108
4.00%, 05/01/25	337	354,568
4.00%, 10/01/25	1,673	1,762,103
4.00%, 02/01/26	1,026	1,081,257
4.00%, 05/01/26	1,747	1,836,300
4.00%, 12/01/32	3,665	3,858,804
4.00%, 05/01/33	8,737	9,193,760
4.00%, 09/01/41	6,206	6,748,701
4.00%, 02/01/42	5,044	5,485,536
4.00%, 03/01/42	1,108	1,207,192
4.00%, 06/01/42	7,998	8,696,848
4.00%, 08/01/42	3,303	3,599,316
4.00%, 07/01/44	10,494	11,401,507
4.00%, 01/01/45	2,674	2,883,553
4.00%, 02/01/45	2,860	3,155,920
4.00%, 06/01/45	4,976	5,361,637
4.00%, 08/01/45	12,213	13,160,214
4.00%, 09/01/45	21,098	22,733,571
4.00%, 01/01/46	6,146	6,621,961
4.00%, 02/01/46	354	378,687
4.00%, 03/01/46	1,552	1,661,015
4.00%, 05/01/46	12,306	13,171,106
4.00%, 06/01/46	193	211,798
4.00%, 07/01/46	7,088	7,643,360
4.00%, 08/01/46	490	524,587
4.00%, 10/01/46	10,195	10,985,889
4.00%, 11/01/46	24,881	26,629,862
4.00%, 02/01/47	12,050	12,897,307
4.00%, 08/01/47	1,105	1,179,236
4.00%, 10/01/47	3,137	3,347,889
4.00%, 11/01/47	6,542	6,980,917
4.00%, 01/01/48	30,078	32,097,232
4.00%, 02/01/48	28,892	30,916,493
4.00%, 04/01/48	386	421,725
4.00%, 06/01/48	46,056	49,786,889
4.00%, 07/01/48	92,399	97,601,204
4.00%, 08/01/48	11,703	12,360,874
4.00%, 09/01/48	23,678	25,009,084
4.00%, 10/01/48	11,005	11,675,756
4.00%, 11/01/48	10,729	11,330,798
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 12/01/48	$85,581	$91,374,937
4.00%, 01/01/49	10,819	11,459,164
4.13%, 09/01/41, (12 mo. LIBOR US + 1.880%)(g)	614	642,390
4.28%, 08/01/41, (12 mo. LIBOR US + 1.775%)(g)	344	358,564
4.48%, 11/01/41, (12 mo. LIBOR US + 1.887%)(g)	1,264	1,314,766
4.50%, 04/01/22	171	172,956
4.50%, 05/01/23	46	46,698
4.50%, 07/01/24	362	378,813
4.50%, 08/01/24	98	102,210
4.50%, 09/01/24	270	283,077
4.50%, 10/01/24	249	260,529
4.50%, 08/01/30	2,679	2,898,286
4.50%, 03/01/39	2,180	2,413,493
4.50%, 05/01/39	2,485	2,751,509
4.50%, 10/01/39	1,852	2,049,867
4.50%, 01/01/40	525	581,417
4.50%, 02/01/41	4,072	4,494,321
4.50%, 04/01/41	84	92,224
4.50%, 05/01/41	7,079	7,811,396
4.50%, 05/01/42	9,370	10,338,568
4.50%, 01/01/45	7,448	8,204,498
4.50%, 11/01/45	300	329,186
4.50%, 12/01/45	364	403,138
4.50%, 01/01/46	11,795	12,993,274
4.50%, 03/01/46	461	510,598
4.50%, 04/01/46	1,533	1,672,869
4.50%, 05/01/46	1,275	1,390,547
4.50%, 07/01/46	621	677,642
4.50%, 08/01/46	841	917,349
4.50%, 09/01/46	5,428	6,006,485
4.50%, 05/01/47	7,985	8,640,133
4.50%, 06/01/47	3,161	3,420,511
4.50%, 11/01/47	451	487,584
4.50%, 05/01/48	38,729	41,496,295
4.50%, 06/01/48	28,974	31,163,151
4.50%, 07/01/48	18,283	19,622,521
4.50%, 09/01/48	1,063	1,139,161
4.50%, 10/01/48	23,701	26,026,455
4.50%, 11/01/48	118	128,627
4.50%, 12/01/48	51,112	54,934,809
4.50%, 01/01/49	10,383	11,160,004
4.50%, 05/01/49	73	77,792
4.55%, 12/01/38, (12 mo. LIBOR US + 1.759%)(g)	869	895,687
5.00%, 12/01/24	95	96,241
5.00%, 08/01/25	1,380	1,493,820
5.00%, 04/01/33	6,334	7,101,649
5.00%, 06/01/33	741	831,189
5.00%, 12/01/33	1,678	1,881,554
5.00%, 07/01/35	2,647	2,985,758
5.00%, 01/01/36	1,235	1,393,057
5.00%, 01/01/37	153	173,141
5.00%, 02/01/37	143	161,551
5.00%, 02/01/38	751	846,907
5.00%, 03/01/38	5,169	5,823,840
5.00%, 12/01/38	662	744,992
5.00%, 03/01/40	179	201,584
5.00%, 08/01/40	957	1,079,342
5.00%, 09/01/40	4,437	5,007,000
5.00%, 08/01/41	1,430	1,613,349
5.00%, 09/01/47	1,178	1,276,306

74	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
5.00%, 03/01/48	$1,569	$1,705,238
5.00%, 04/01/48	16,899	18,309,227
5.00%, 05/01/48	7,461	8,110,931
5.00%, 07/01/48	4,251	4,621,352
5.00%, 10/01/48	2,789	3,038,114
5.00%, 11/01/48	4,057	4,516,147
5.00%, 04/01/49	2,382	2,588,885
5.00%, 06/01/49	2,043	2,295,691
5.50%, 02/01/34	2,861	3,264,266
5.50%, 05/01/35	1,951	2,224,750
5.50%, 06/01/35	1,039	1,184,461
5.50%, 05/01/36	1,434	1,634,122
5.50%, 07/01/36	2,335	2,661,042
5.50%, 03/01/38	1,955	2,228,615
5.50%, 04/01/38	413	470,554
5.50%, 01/01/39	1,096	1,250,734
5.50%, 11/01/39	1,235	1,408,126
6.00%, 10/01/36	1,231	1,438,970
6.00%, 02/01/37	1,228	1,459,135
6.00%, 11/01/37	3,397	4,013,630
6.00%, 09/01/38	54	63,836
Federal National Mortgage Association
2.52%, 08/25/29	25,000	26,832,132
3.00%, 02/01/47	19,314	20,264,650
3.00%, 03/01/47	27,059	27,917,264
3.50%, 11/01/51	12,499	13,405,207
3.88%, 10/01/41, (12 mo. LIBOR US + 1.815%)(g)	646	675,997
4.00%, 02/01/42, (12 mo. LIBOR US + 1.805%)(g)	318	331,982
4.00%, 02/01/47	24,095	26,242,758
4.00%, 01/01/57	13,210	14,540,020
4.00%, 02/01/57	15,007	16,517,866
4.35%, 08/01/41, (12 mo. LIBOR US + 1.750%)(g)	339	352,714
4.44%, 04/01/44, (12 mo. LIBOR US + 1.590%)(g)	548	566,870
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	1,337	1,342,442
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,548	5,013,303
Series 2016-M10, Class A1, 2.10%, 07/25/28	1,701	1,715,188
Series 2016-M11, Class A1, 2.08%, 07/25/26	1,774	1,817,502
Series 2016-M6, Class A2, 2.49%, 05/25/26	10,000	10,616,658
Series 2017-M4, Class A2, 2.67%, 12/25/26(a)	30,000	32,234,527
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	18,880,915
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	11,549,086
FHLMC Multifamily Structured Pass
Through Certificates
Series K007, Class A2, 4.22%, 03/25/20	2,512	2,512,045
Series K010, Class A2, 4.33%, 10/25/20(a)	6,247	6,268,877
Series K013, Class A2, 3.97%, 01/25/21
(Call 01/11/21)(a)	4,000	4,041,926
Series K017, Class A2, 2.87%, 12/25/21	8,653	8,806,998
Series K020, Class A2, 2.37%, 05/25/22	12,400	12,663,539
Series K024, Class A2, 2.57%, 09/25/22	890	916,610
Series K026, Class A2, 2.51%, 11/25/22	11,900	12,258,854
Series K030, Class A2, 3.25%, 04/25/23(a)	6,500	6,853,158
Series K031, Class A2, 3.30%, 04/25/23(a)	5,100	5,399,970
Series K033, Class A2, 3.06%, 07/25/23(a)	2,900	3,058,406
Series K034, Class A2, 3.53%, 07/25/23(a)	33,500	35,827,973
Series K036, Class A2, 3.53%, 10/25/23(a)	8,685	9,323,131
Series K037, Class A2, 3.49%, 01/25/24	10,700	11,508,596
Series K038, Class A1, 2.60%, 10/25/23	1,203	1,223,719
Series K046, Class A2, 3.21%, 03/25/25	5,000	5,430,569
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Series K047, Class A2, 3.33%, 05/25/25
(Call 05/11/25)(a)	$15,000	$16,400,053
Series K048, Class A2, 3.28%, 06/25/25(a)	14,000	15,281,544
Series K052, Class A2, 3.15%, 11/25/25	19,250	20,991,824
Series K059, Class A2, 1.00%, 09/25/26(a)	14,300	15,726,987
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	22,452,239
Series K069, Class A2, 3.19%, 09/25/27(a)	3,150	3,504,537
Series K072, Class A2, 3.44%, 12/25/27	10,000	11,295,652
Series K076, Class A2, 3.90%, 04/25/28	8,000	9,327,040
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	22,371,277
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	23,640,820
Series K089, Class A2, 3.56%, 01/25/29	10,000	11,518,015
Series K100, Class A2, 2.67%, 09/25/29	10,000	10,913,064
Series K101, Class A2, 2.52%, 10/25/29	31,000	33,452,168
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	18,388,033
Series K716, Class A2, 3.13%, 06/25/21	17,000	17,184,315
Series K717, Class A2, 2.99%, 09/25/21	5,972	6,060,545
Series K718, Class A2, 2.79%, 01/25/22	3,500	3,567,310
Series K722, Class A2, 2.41%, 03/25/23	15,000	15,441,256
Series K725, Class A1, 2.67%, 05/25/23	8,838	9,003,470
Series K729, Class A1, 2.95%, 02/25/24	15,111	15,594,345
Series K733, Class A2, 3.75%, 08/25/25	15,000	16,793,321
Series K734, Class A2, 3.21%, 02/25/26	5,700	6,225,470
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K066, Class A2, 3.12%, 06/25/27	18,250	20,189,477
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	12,321,161
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	17,261,323
Government National Mortgage Association
2.50%, 02/15/28	226	233,404
2.50%, 10/20/31	215	221,595
2.50%, 05/20/45	8,236	8,521,294
2.50%, 11/20/46	1,276	1,316,299
2.50%, 01/20/47	19,291	19,906,924
2.50%, 10/20/49	2,970	3,050,838
2.50%, 03/01/50(h)	100,097	102,770,096
3.00%, 09/15/42	13	13,781
3.00%, 10/15/42	41	43,361
3.00%, 03/15/43	390	408,351
3.00%, 06/15/43	101	105,735
3.00%, 07/15/43	172	180,323
3.00%, 08/15/43	379	397,550
3.00%, 09/20/43	13,571	14,226,166
3.00%, 11/15/43	1,105	1,157,952
3.00%, 01/15/44	7,400	7,766,196
3.00%, 08/20/44	35,573	37,302,047
3.00%, 09/15/44	2,113	2,211,568
3.00%, 10/15/44	1,229	1,286,101
3.00%, 05/20/45	66,449	69,629,527
3.00%, 06/20/45	21,809	22,853,163
3.00%, 07/20/45	41,575	43,564,728
3.00%, 10/20/45	13,987	14,656,238
3.00%, 11/20/45	8,686	9,101,602
3.00%, 12/20/45	16,426	17,212,558
3.00%, 02/20/46	48,504	50,825,260
3.00%, 04/20/46	25,908	27,039,636
3.00%, 05/20/46	41,460	43,271,263
3.00%, 06/20/46	47,131	49,190,204
3.00%, 07/20/46	69,146	72,166,373
3.00%, 08/20/46	121,384	126,686,212

S c h e d u l e o f I n v e s t m e n t s	75

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/20/46	$90,481	$94,433,526
3.00%, 11/20/46	23,818	24,858,356
3.00%, 12/15/46	11,892	12,561,534
3.00%, 12/20/46	135,008	140,905,318
3.00%, 01/20/47	1,726	1,800,981
3.00%, 02/15/47	19,697	20,561,066
3.00%, 02/20/47	40,021	41,768,816
3.00%, 03/20/47	37,502	39,140,119
3.00%, 04/20/47	806	839,625
3.00%, 06/20/47	20,254	21,086,576
3.00%, 09/20/47	458	476,566
3.00%, 11/20/47	501	521,418
3.00%, 01/20/48	16,951	17,647,695
3.00%, 02/20/48	34,800	35,943,091
3.00%, 03/20/48	78	80,980
3.00%, 12/20/49	4,978	5,148,962
3.00%, 01/20/50	63,185	65,359,396
3.00%, 02/20/50	60,831	62,997,192
3.00%, 03/01/50(h)	545,706	563,932,245
3.50%, 11/20/40	169	177,206
3.50%, 12/20/40	111	116,731
3.50%, 05/20/41	185	194,940
3.50%, 09/15/41	402	428,113
3.50%, 10/15/41	506	538,839
3.50%, 12/15/41	4,059	4,318,867
3.50%, 04/15/42	255	271,319
3.50%, 08/20/42	22,025	23,475,448
3.50%, 09/15/42	1,114	1,198,633
3.50%, 09/20/42	25,584	27,268,519
3.50%, 10/15/42	756	809,522
3.50%, 10/20/42	48,695	51,900,953
3.50%, 11/15/42	681	725,092
3.50%, 11/20/42	59,173	63,069,302
3.50%, 12/15/42	1,119	1,206,004
3.50%, 12/20/42	20,240	21,572,747
3.50%, 02/15/43	382	406,409
3.50%, 02/20/43	339	360,777
3.50%, 03/15/43	972	1,045,408
3.50%, 03/20/43	1,725	1,836,197
3.50%, 04/15/43	52	55,332
3.50%, 04/20/43	429	454,999
3.50%, 05/15/43	1,278	1,364,282
3.50%, 06/15/43	14,428	15,469,519
3.50%, 08/20/43	341	362,020
3.50%, 09/20/43	164	174,469
3.50%, 10/20/43	452	480,209
3.50%, 01/15/44	269	287,010
3.50%, 01/20/44	13,228	14,046,562
3.50%, 07/20/44	93	98,396
3.50%, 08/15/44	93	98,435
3.50%, 08/20/44	17,720	18,774,793
3.50%, 09/15/44	239	253,751
3.50%, 09/20/44	31,746	33,623,868
3.50%, 10/15/44	376	407,732
3.50%, 10/20/44	4,223	4,527,332
3.50%, 11/20/44	47	49,527
3.50%, 12/20/44	3,109	3,293,354
3.50%, 01/15/45	191	202,316
3.50%, 01/20/45	358	383,385
3.50%, 03/15/45	371	392,927
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/20/45	$34,370	$36,251,384
3.50%, 05/20/45	9,596	10,234,335
3.50%, 06/15/45	53	57,089
3.50%, 06/20/45	52	54,328
3.50%, 07/20/45	1,122	1,192,709
3.50%, 08/20/45	1,190	1,265,023
3.50%, 09/20/45	34,316	36,735,037
3.50%, 10/20/45	4,791	5,052,919
3.50%, 11/20/45	34,205	36,077,596
3.50%, 12/20/45	18,789	19,818,031
3.50%, 03/20/46	73,352	77,074,741
3.50%, 04/20/46	32,205	33,839,077
3.50%, 06/20/46	133,089	139,843,547
3.50%, 07/20/46	524	555,685
3.50%, 08/15/46	153	161,154
3.50%, 11/20/46	1,466	1,540,011
3.50%, 12/20/46	38,606	40,565,090
3.50%, 01/15/47	200	210,568
3.50%, 01/20/47	10,081	10,592,304
3.50%, 02/20/47	182,110	191,353,491
3.50%, 03/20/47	71,438	74,960,879
3.50%, 04/20/47	56,199	59,231,772
3.50%, 06/20/47	14,982	15,721,157
3.50%, 07/20/47	1,678	1,766,579
3.50%, 08/20/47	71,375	75,545,821
3.50%, 09/15/47	182	190,992
3.50%, 09/20/47	29,866	31,339,372
3.50%, 10/20/47	10,257	11,008,918
3.50%, 11/15/47	145	152,843
3.50%, 11/20/47	86,244	90,497,336
3.50%, 12/15/47	48,556	52,707,293
3.50%, 12/20/47	14,328	15,397,861
3.50%, 01/20/48	36,976	38,800,463
3.50%, 02/20/48	14,207	14,912,574
3.50%, 04/20/48	74,359	78,827,343
3.50%, 05/15/48	1,701	1,788,934
3.50%, 08/20/48	19,444	20,294,142
3.50%, 01/20/49	8,630	9,056,078
3.50%, 08/20/49	2,935	3,055,915
3.50%, 09/20/49	2,066	2,151,143
3.50%, 10/20/49	63,248	65,864,337
3.50%, 11/20/49	60,532	63,036,328
3.50%, 12/20/49	36,525	38,035,610
3.50%, 01/20/50	66,989	69,759,797
3.50%, 03/01/50(h)	155,519	161,168,298
4.00%, 06/15/39	15	15,925
4.00%, 09/20/40	6,115	6,630,335
4.00%, 01/15/41	7	7,184
4.00%, 01/20/41	1,888	2,047,002
4.00%, 02/15/41	3,798	4,062,221
4.00%, 05/20/41	35	38,102
4.00%, 07/15/41	2,306	2,478,192
4.00%, 08/15/41	5	5,323
4.00%, 09/15/41	41	44,165
4.00%, 09/20/41	2,435	2,641,201
4.00%, 10/15/41	679	728,873
4.00%, 11/15/41	329	353,833
4.00%, 12/15/41	1,535	1,655,060
4.00%, 12/20/41	7,880	8,547,019
4.00%, 01/15/42	135	144,552

76	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/20/42	$3,432	$3,723,089
4.00%, 02/15/42	743	803,360
4.00%, 03/15/42	3,620	3,933,294
4.00%, 04/15/42	1,321	1,419,511
4.00%, 09/20/42	1,333	1,442,696
4.00%, 11/15/42	38	41,123
4.00%, 05/15/43	119	128,817
4.00%, 08/15/43	43	46,135
4.00%, 10/20/43	9,777	10,552,087
4.00%, 03/15/44	608	651,895
4.00%, 04/15/44	93	99,399
4.00%, 06/15/44	268	287,360
4.00%, 08/15/44	23	25,505
4.00%, 08/20/44	668	721,225
4.00%, 09/15/44	149	160,321
4.00%, 10/15/44	79	84,617
4.00%, 10/20/44	12,627	13,625,435
4.00%, 09/20/45	15,764	16,930,633
4.00%, 10/20/45	1,811	1,945,287
4.00%, 01/20/46	6,791	7,293,205
4.00%, 03/20/46	33,644	36,133,445
4.00%, 07/20/46	7,512	8,012,154
4.00%, 08/20/46	114	121,473
4.00%, 09/20/46	1,633	1,741,758
4.00%, 11/20/46	9,148	9,757,180
4.00%, 12/15/46	13,558	14,513,715
4.00%, 04/20/47	74,194	78,587,864
4.00%, 06/20/47	29,569	31,319,957
4.00%, 07/20/47	134,765	142,746,781
4.00%, 08/20/47	6,063	6,422,139
4.00%, 11/20/47	78,713	83,374,208
4.00%, 12/20/47	169	180,809
4.00%, 03/15/48	254	270,209
4.00%, 03/20/48	107,386	113,745,873
4.00%, 04/20/48	52,910	55,733,952
4.00%, 05/15/48	12,876	13,673,028
4.00%, 05/20/48	21,720	22,845,084
4.00%, 08/20/48	84,348	88,714,846
4.00%, 09/20/48	34,664	36,458,449
4.00%, 11/20/48	9,987	10,504,141
4.00%, 03/20/49	1,766	1,840,555
4.00%, 06/15/49	5,560	5,884,362
4.00%, 06/20/49	44,536	46,462,017
4.00%, 11/20/49	32,429	33,794,154
4.00%, 03/01/50(h)	55,031	57,320,375
4.50%, 04/15/39	812	884,585
4.50%, 08/15/39	4,422	4,816,036
4.50%, 11/20/39	1,951	2,136,733
4.50%, 01/20/40	536	587,371
4.50%, 06/15/40	3,145	3,423,895
4.50%, 07/15/40	2,027	2,206,522
4.50%, 08/15/40	2,954	3,216,816
4.50%, 08/20/40	3,399	3,735,008
4.50%, 09/15/40	3,991	4,345,867
4.50%, 10/20/40	7,478	8,216,685
4.50%, 06/20/41	6,711	7,371,058
4.50%, 09/20/41	4,298	4,720,129
4.50%, 12/20/41	883	969,916
4.50%, 11/20/45	8,553	9,302,016
4.50%, 02/15/46	14	16,010
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 08/20/46	$11,426	$12,426,045
4.50%, 09/20/46	1,732	1,894,211
4.50%, 10/20/46	8,024	8,774,092
4.50%, 11/20/46	3,430	3,750,334
4.50%, 12/20/46	1,254	1,370,979
4.50%, 02/20/47	1,532	1,635,101
4.50%, 04/20/47	2,201	2,349,838
4.50%, 05/20/47	2,086	2,227,043
4.50%, 06/20/47	4,818	5,143,074
4.50%, 10/20/47	3,731	3,954,500
4.50%, 04/20/48	11,004	11,663,219
4.50%, 05/20/48	23,610	24,858,004
4.50%, 06/20/48	33,213	34,969,798
4.50%, 07/20/48	42,920	45,189,897
4.50%, 08/20/48	64,325	67,726,337
4.50%, 10/20/48	3,487	3,670,975
4.50%, 11/20/48	989	1,041,306
4.50%, 12/20/48	45,009	47,389,941
4.50%, 01/20/49	1,434	1,536,003
4.50%, 02/20/49	4,873	5,255,559
4.50%, 03/20/49	16,215	17,072,865
4.50%, 05/20/49	3,422	3,653,025
4.50%, 06/20/49	49,989	52,563,645
4.50%, 07/20/49	40,494	42,579,503
4.50%, 08/20/49	15,203	15,986,346
4.50%, 03/01/50(h)	69,677	73,455,924
5.00%, 12/15/36	953	1,095,953
5.00%, 01/15/39	2,826	3,218,748
5.00%, 07/15/39	5,321	6,046,290
5.00%, 05/15/40	1,970	2,223,881
5.00%, 07/20/40	10,704	12,026,408
5.00%, 08/20/40	3,726	4,186,593
5.00%, 05/15/47	3,244	3,590,668
5.00%, 06/15/47	1,297	1,436,656
5.00%, 10/15/47	892	974,390
5.00%, 11/15/47	1,255	1,356,384
5.00%, 12/15/47	876	986,515
5.00%, 01/15/48	3,992	4,306,989
5.00%, 02/15/48	3,378	3,656,720
5.00%, 03/20/48	5,264	5,667,744
5.00%, 04/20/48	17,519	18,718,937
5.00%, 05/20/48	21,372	22,836,203
5.00%, 10/20/48	504	537,587
5.00%, 11/20/48	9,705	10,349,642
5.00%, 12/20/48	18,274	19,487,624
5.00%, 01/20/49	33,230	35,436,049
5.00%, 04/20/49	3,077	3,280,979
5.00%, 05/20/49	8,338	8,891,907
5.00%, 03/01/50(h)	35,906	38,256,721
5.50%, 03/15/36	1,319	1,552,422
5.50%, 06/20/38	1,509	1,732,960
5.50%, 03/20/39	2,183	2,520,310
5.50%, 12/15/39	540	627,905
5.50%, 01/15/40	4,608	5,370,580
5.50%, 04/20/48	768	858,266
6.00%, 03/15/37	4,132	4,857,498
6.00%, 09/20/38	1,713	1,998,211
6.00%, 11/15/39	723	854,020
6.50%, 10/20/38	2,406	2,912,307

S c h e d u l e o f I n v e s t m e n t s	77

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.50%, 05/01/27	$3,332	$3,428,287
2.50%, 10/01/27	3,393	3,490,539
2.50%, 01/01/28	352	362,327
2.50%, 03/01/28	563	580,155
2.50%, 06/01/28	88	90,541
2.50%, 09/01/28	244	251,489
2.50%, 12/01/28	97	99,539
2.50%, 09/01/29	196	201,616
2.50%, 12/01/29	5,119	5,266,989
2.50%, 02/01/30	3,288	3,387,186
2.50%, 03/01/30	10,895	11,221,438
2.50%, 04/01/30	768	791,554
2.50%, 06/01/30	1,627	1,676,082
2.50%, 07/01/30	3,107	3,199,771
2.50%, 08/01/30	9,060	9,331,085
2.50%, 09/01/30	3,362	3,462,913
2.50%, 12/01/30	6,464	6,658,072
2.50%, 01/01/31	4,378	4,510,058
2.50%, 04/01/31	2,858	2,944,537
2.50%, 05/01/31	65	67,129
2.50%, 09/01/31	12,341	12,717,315
2.50%, 10/01/31	115,372	118,858,507
2.50%, 12/01/31	19,932	20,539,003
2.50%, 01/01/32	34,200	35,275,642
2.50%, 02/01/32	39,699	40,986,992
2.50%, 03/01/32	16,498	17,000,331
2.50%, 04/01/32	12,111	12,480,277
2.50%, 05/01/32	71,875	74,063,978
2.50%, 07/01/32	398	410,137
2.50%, 10/01/32	2,052	2,121,634
2.50%, 11/01/32	2,277	2,345,481
2.50%, 12/01/32	17,801	18,364,579
2.50%, 01/01/33	65,529	67,491,706
2.50%, 03/01/33	475	490,350
2.50%, 07/01/33	468	480,676
2.50%, 10/01/34	722	746,799
2.50%, 03/01/35(h)	263,726	270,854,936
2.50%, 02/01/47	1,875	1,936,641
2.50%, 04/01/47	20,405	21,072,080
2.50%, 10/01/49	23,269	23,741,277
2.50%, 01/01/50	28,958	29,546,012
2.50%, 03/01/50(h)	239,827	244,703,850
3.00%, 11/01/25	418	433,291
3.00%, 10/01/26	217	224,808
3.00%, 01/01/27	5,307	5,498,666
3.00%, 02/01/27	79	81,459
3.00%, 10/01/27	5,336	5,533,396
3.00%, 11/01/27	3,791	3,936,184
3.00%, 12/01/27	259	269,007
3.00%, 03/01/29	407	423,063
3.00%, 07/01/29	559	581,105
3.00%, 09/01/29	300	312,805
3.00%, 10/01/29	107	111,599
3.00%, 01/01/30	195	203,283
3.00%, 03/01/30	80,735	83,658,312
3.00%, 04/01/30	8,409	8,749,221
3.00%, 06/01/30	1,956	2,029,979
3.00%, 07/01/30	6,367	6,632,924
3.00%, 08/01/30	24,973	25,966,504
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 09/01/30	$40,574	$42,188,758
3.00%, 10/01/30	16,364	17,015,498
3.00%, 11/01/30	4,101	4,264,136
3.00%, 12/01/30	11,481	11,937,899
3.00%, 01/01/31	34,529	35,974,993
3.00%, 02/01/31	24,829	25,905,946
3.00%, 03/01/31	17,932	18,668,101
3.00%, 04/01/31	2,427	2,535,079
3.00%, 05/01/31	734	767,050
3.00%, 06/01/31	12,407	12,935,627
3.00%, 07/01/31	4,269	4,439,311
3.00%, 09/01/31	11,241	11,706,748
3.00%, 10/01/31	4,334	4,506,195
3.00%, 12/01/31	593	618,686
3.00%, 01/01/32	22,164	23,133,152
3.00%, 02/01/32	41,310	43,171,721
3.00%, 03/01/32	5,681	5,927,927
3.00%, 04/01/32	525	547,338
3.00%, 05/01/32	6,796	7,110,563
3.00%, 06/01/32	14,202	14,767,453
3.00%, 08/01/32	8,161	8,553,405
3.00%, 09/01/32	2,298	2,404,369
3.00%, 11/01/32	12,026	12,606,298
3.00%, 12/01/32	31,128	32,454,668
3.00%, 02/01/33	13,887	14,557,051
3.00%, 05/01/33	1,026	1,074,403
3.00%, 09/01/33	2,170	2,250,298
3.00%, 10/01/33	18,718	19,414,980
3.00%, 07/01/34	15,653	16,282,443
3.00%, 08/01/34	1,140	1,191,043
3.00%, 11/01/34	11,218	11,702,125
3.00%, 12/01/34	32,454	33,693,046
3.00%, 03/01/35(h)	239,883	248,479,104
3.00%, 12/01/35	15,819	16,549,829
3.00%, 08/01/42	403	422,910
3.00%, 09/01/42	150	158,588
3.00%, 10/01/42	6,796	7,130,985
3.00%, 11/01/42	6,589	6,912,467
3.00%, 12/01/42	30,605	32,139,650
3.00%, 01/01/43	14,824	15,618,982
3.00%, 02/01/43	474	497,127
3.00%, 03/01/43	19,910	20,935,477
3.00%, 04/01/43	20,694	21,731,478
3.00%, 05/01/43	8,397	8,855,803
3.00%, 06/01/43	5,084	5,334,190
3.00%, 07/01/43	2,915	3,075,302
3.00%, 08/01/43	5,554	5,827,398
3.00%, 09/01/43	14,827	15,557,144
3.00%, 01/01/44	20,655	21,671,212
3.00%, 10/01/44	66,587	69,863,892
3.00%, 12/01/44	40	42,178
3.00%, 01/01/45	6,812	7,147,890
3.00%, 02/01/45	785	821,714
3.00%, 03/01/45	28,756	30,171,567
3.00%, 04/01/45	237	249,407
3.00%, 05/01/45	20,958	21,989,590
3.00%, 06/01/45	106	110,328
3.00%, 08/01/45	348	365,299
3.00%, 09/01/45	2,665	2,786,006
3.00%, 11/01/45	5,039	5,267,280

78	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 12/01/45	$946	$989,145
3.00%, 01/01/46	1,775	1,855,271
3.00%, 04/01/46	10,011	10,464,483
3.00%, 06/01/46	209	217,873
3.00%, 07/01/46	44,457	46,477,917
3.00%, 08/01/46	39,198	40,976,284
3.00%, 10/01/46	9,371	9,817,360
3.00%, 11/01/46	111,267	116,252,050
3.00%, 12/01/46	194,161	202,801,126
3.00%, 01/01/47	101,418	106,133,579
3.00%, 02/01/47	184,472	192,555,534
3.00%, 03/01/47	111,002	115,867,123
3.00%, 05/01/47	3,454	3,587,693
3.00%, 07/01/47	49,186	51,343,188
3.00%, 08/01/47	14,959	15,614,719
3.00%, 09/01/47	137	142,524
3.00%, 12/01/47	20,227	21,231,213
3.00%, 02/01/48	977	1,014,538
3.00%, 03/01/48	12,905	13,403,450
3.00%, 04/01/48	242	253,875
3.00%, 09/01/48	1,215	1,268,046
3.00%, 09/01/49	22,878	23,993,848
3.00%, 10/01/49	35,852	37,070,903
3.00%, 11/01/49	146,206	150,843,560
3.00%, 12/01/49	186,609	192,650,744
3.00%, 03/01/50(h)	785,783	809,418,184
3.50%, 10/01/25	732	768,127
3.50%, 01/01/27	746	782,476
3.50%, 11/01/28	295	310,487
3.50%, 01/01/29	567	596,320
3.50%, 11/01/29	299	315,888
3.50%, 12/01/29	2,441	2,565,082
3.50%, 07/01/30	15,157	15,981,777
3.50%, 10/01/30	4,684	4,922,600
3.50%, 11/01/30	1,158	1,215,405
3.50%, 03/01/31	6,246	6,567,377
3.50%, 06/01/31	16,655	17,669,656
3.50%, 01/01/32	18,245	19,367,381
3.50%, 02/01/32	2,666	2,820,737
3.50%, 05/01/32	9,385	9,953,014
3.50%, 06/01/32	7,149	7,608,903
3.50%, 07/01/32	3,429	3,622,922
3.50%, 08/01/32	2,775	2,932,545
3.50%, 09/01/32	6,674	7,006,843
3.50%, 10/01/32	2,648	2,798,369
3.50%, 11/01/32	2,706	2,862,779
3.50%, 12/01/32	289	306,994
3.50%, 02/01/33	1,573	1,669,878
3.50%, 03/01/33	10,011	10,636,043
3.50%, 04/01/33	15,990	16,894,814
3.50%, 05/01/33	9,787	10,411,076
3.50%, 06/01/33	21,448	22,464,486
3.50%, 02/01/34	1,097	1,149,131
3.50%, 03/01/34	666	705,065
3.50%, 04/01/34	4,427	4,675,803
3.50%, 05/01/34	4,994	5,301,248
3.50%, 07/01/34	29,159	30,605,710
3.50%, 08/01/34	31,036	32,616,074
3.50%, 01/01/35	11,919	12,585,699
3.50%, 03/01/35(h)	72,753	76,203,442
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/01/38	$5,338	$5,600,866
3.50%, 09/01/38	7,201	7,555,598
3.50%, 11/01/40	505	538,745
3.50%, 02/01/41	812	865,825
3.50%, 02/01/42	22,510	24,010,485
3.50%, 03/01/42	167	177,458
3.50%, 04/01/42	112	119,537
3.50%, 05/01/42	6,648	7,094,609
3.50%, 08/01/42	1,181	1,259,509
3.50%, 11/01/42	7,222	7,694,717
3.50%, 12/01/42	9,155	9,727,998
3.50%, 01/01/43	131	139,613
3.50%, 02/01/43	914	992,732
3.50%, 04/01/43	179	192,999
3.50%, 05/01/43	270	287,212
3.50%, 06/01/43	7,263	7,725,854
3.50%, 08/01/43	231	245,520
3.50%, 10/01/43	9,969	10,621,483
3.50%, 09/01/44	510	547,623
3.50%, 10/01/44	14,049	14,944,978
3.50%, 01/01/45	288	306,695
3.50%, 02/01/45	12,873	13,694,161
3.50%, 03/01/45	48,727	52,259,084
3.50%, 05/01/45	58,258	62,036,545
3.50%, 06/01/45	426	450,792
3.50%, 07/01/45	23,783	25,313,801
3.50%, 10/01/45	5,224	5,567,669
3.50%, 11/01/45	1,040	1,100,371
3.50%, 12/01/45	119,200	126,301,505
3.50%, 01/01/46	34,751	37,414,252
3.50%, 02/01/46	61,102	64,632,910
3.50%, 03/01/46	70,818	74,873,801
3.50%, 04/01/46	8,126	8,618,631
3.50%, 05/01/46	51,193	54,417,785
3.50%, 06/01/46	15,645	16,510,175
3.50%, 07/01/46	74,405	79,089,726
3.50%, 08/01/46	28,398	29,957,596
3.50%, 09/01/46	17,256	18,421,652
3.50%, 10/01/46	28,471	30,125,775
3.50%, 11/01/46	36,452	38,595,279
3.50%, 12/01/46	147,426	157,299,929
3.50%, 01/01/47	82,113	87,401,112
3.50%, 02/01/47	45,652	48,248,138
3.50%, 03/01/47	583	613,640
3.50%, 04/01/47	42,942	45,634,892
3.50%, 05/01/47	34,604	37,100,719
3.50%, 06/01/47	38,086	40,338,450
3.50%, 07/01/47	36,248	38,918,387
3.50%, 08/01/47	58,419	61,650,617
3.50%, 09/01/47	21,842	22,972,077
3.50%, 10/01/47	40,417	42,954,494
3.50%, 11/01/47	56,566	60,110,522
3.50%, 12/01/47	56,692	59,639,154
3.50%, 01/01/48	37,237	39,563,680
3.50%, 02/01/48	126,712	134,066,027
3.50%, 03/01/48	10,978	11,466,735
3.50%, 04/01/48	19,339	20,568,729
3.50%, 05/01/48	4,373	4,745,149
3.50%, 06/01/48	18,258	19,031,223
3.50%, 11/01/48	11,067	11,639,764

S c h e d u l e o f I n v e s t m e n t s	79

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 12/01/48	$13,580	$14,155,733
3.50%, 02/01/49	1,021	1,061,268
3.50%, 03/01/49	1,975	2,100,284
3.50%, 04/01/49	6,210	6,653,576
3.50%, 05/01/49	4,346	4,638,345
3.50%, 06/01/49	46,755	50,137,349
3.50%, 07/01/49	98,596	102,913,288
3.50%, 09/01/49	992	1,062,237
3.50%, 11/01/49	107,870	112,087,380
3.50%, 12/01/49	25,531	26,528,821
3.50%, 02/01/50	72,250	75,075,027
3.50%, 03/01/50(h)	677,246	703,377,219
4.00%, 10/01/25	3,566	3,756,030
4.00%, 11/01/25	271	285,371
4.00%, 03/01/26	879	923,741
4.00%, 06/01/26	1,325	1,392,739
4.00%, 09/01/26	521	546,937
4.00%, 12/01/30	2,590	2,791,100
4.00%, 01/01/31	919	990,266
4.00%, 02/01/31	731	787,808
4.00%, 10/01/31	3,004	3,236,752
4.00%, 02/01/32	3,805	4,100,568
4.00%, 07/01/32	17,536	18,424,684
4.00%, 05/01/33	21,131	22,229,059
4.00%, 06/01/33	3,811	4,009,115
4.00%, 07/01/33	7,663	8,062,877
4.00%, 03/01/35(h)	60,980	64,021,854
4.00%, 06/01/38	13,924	14,781,627
4.00%, 12/01/40	57	61,551
4.00%, 03/01/42	6,112	6,656,481
4.00%, 06/01/42	3,504	3,808,022
4.00%, 07/01/42	125	137,245
4.00%, 09/01/43	192	211,500
4.00%, 10/01/43	213	231,255
4.00%, 04/01/44	82	89,546
4.00%, 05/01/44	6,005	6,623,135
4.00%, 06/01/44	10,190	11,075,907
4.00%, 10/01/44	5,382	5,836,719
4.00%, 12/01/44	24,031	26,183,220
4.00%, 01/01/45	34,598	37,608,440
4.00%, 02/01/45	81,268	88,980,361
4.00%, 03/01/45	15,956	17,342,478
4.00%, 05/01/45	24,765	27,314,868
4.00%, 06/01/45	14,118	15,319,539
4.00%, 07/01/45	1,667	1,794,749
4.00%, 08/01/45	1,590	1,712,308
4.00%, 09/01/45	1,663	1,782,338
4.00%, 11/01/45	786	846,416
4.00%, 12/01/45	2,078	2,263,980
4.00%, 01/01/46	2,749	2,960,658
4.00%, 02/01/46	4,264	4,572,020
4.00%, 03/01/46	6,398	6,850,355
4.00%, 04/01/46	13,186	14,105,683
4.00%, 05/01/46	23,497	25,510,614
4.00%, 06/01/46	40,600	44,766,533
4.00%, 07/01/46	58,987	63,709,439
4.00%, 08/01/46	16,017	17,191,842
4.00%, 09/01/46	452	483,801
4.00%, 10/01/46	13,343	14,427,201
4.00%, 11/01/46	2,919	3,244,541
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 01/01/47	$167	$178,241
4.00%, 02/01/47	10,567	11,378,429
4.00%, 03/01/47	6,111	6,688,873
4.00%, 04/01/47	26,251	28,196,102
4.00%, 05/01/47	13,311	14,454,007
4.00%, 06/01/47	38,456	41,603,240
4.00%, 07/01/47	89,286	95,672,567
4.00%, 08/01/47	58,894	63,087,988
4.00%, 09/01/47	79,858	85,459,329
4.00%, 10/01/47	34,529	37,686,213
4.00%, 11/01/47	37,017	39,481,383
4.00%, 12/01/47	44,328	47,292,888
4.00%, 01/01/48	7,177	7,657,952
4.00%, 02/01/48	100,543	107,238,003
4.00%, 04/01/48	145,779	154,388,634
4.00%, 05/01/48	168	183,863
4.00%, 06/01/48	13,907	14,679,741
4.00%, 07/01/48	18,801	19,907,198
4.00%, 09/01/48	19,400	20,542,503
4.00%, 10/01/48	46,644	49,537,176
4.00%, 11/01/48	37,851	39,959,890
4.00%, 12/01/48	27,283	28,800,060
4.00%, 01/01/49	13,183	14,225,963
4.00%, 02/01/49	18,412	19,500,386
4.00%, 03/01/49	40,866	43,439,725
4.00%, 04/01/49	34,709	37,699,866
4.00%, 05/01/49	25,766	27,986,832
4.00%, 06/01/49	48,361	52,247,524
4.00%, 07/01/49	41,038	44,536,530
4.00%, 08/01/49	73,493	77,960,323
4.00%, 09/01/49	6,128	6,480,100
4.00%, 10/01/49	4,709	5,169,985
4.00%, 11/01/49	37,047	39,274,796
4.00%, 12/01/49	19,576	20,702,343
4.00%, 02/01/50	42,351	44,788,393
4.00%, 03/01/50(h)	337,225	355,258,845
4.50%, 10/01/24	638	667,910
4.50%, 02/01/25	277	291,308
4.50%, 04/01/25	306	322,433
4.50%, 06/01/25	1,561	1,644,430
4.50%, 08/01/31	2,594	2,805,077
4.50%, 08/01/34	1,842	1,986,920
4.50%, 03/01/35(h)	4,200	4,357,664
4.50%, 09/01/40	7,489	8,259,249
4.50%, 12/01/40	3,718	4,100,353
4.50%, 01/01/41	8,687	9,581,326
4.50%, 05/01/41	5,439	6,001,959
4.50%, 06/01/41	27,495	30,042,400
4.50%, 08/01/41	9,504	10,490,246
4.50%, 09/01/41	3,380	3,731,207
4.50%, 01/01/42	3,808	4,203,154
4.50%, 09/01/42	3,147	3,479,213
4.50%, 08/01/43	5,273	5,811,508
4.50%, 12/01/43	112	127,474
4.50%, 03/01/44	33	36,133
4.50%, 04/01/44	10,666	11,744,505
4.50%, 06/01/44	2,113	2,331,881
4.50%, 12/01/44	810	892,302
4.50%, 02/01/45	4,008	4,432,596
4.50%, 08/01/45	5,382	5,949,807

80	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.50%, 10/01/45	$854	$960,354
4.50%, 11/01/45	351	385,490
4.50%, 12/01/45	2,094	2,302,463
4.50%, 01/01/46	423	464,070
4.50%, 02/01/46	21,468	23,677,529
4.50%, 03/01/46	3,535	3,896,009
4.50%, 04/01/46	624	695,081
4.50%, 05/01/46	485	530,266
4.50%, 06/01/46	13	13,910
4.50%, 07/01/46	289	314,944
4.50%, 08/01/46	6,789	7,437,418
4.50%, 09/01/46	1,781	1,999,651
4.50%, 10/01/46	3,062	3,364,986
4.50%, 01/01/47	1,506	1,642,262
4.50%, 02/01/47	635	692,088
4.50%, 03/01/47	5,568	6,101,087
4.50%, 04/01/47	17,916	19,657,197
4.50%, 06/01/47	10,061	10,972,404
4.50%, 07/01/47	88	94,699
4.50%, 08/01/47	555	616,364
4.50%, 10/01/47	18,195	19,981,695
4.50%, 01/01/48	53,639	58,022,423
4.50%, 02/01/48	2,567	2,820,422
4.50%, 03/01/48	20,168	21,860,582
4.50%, 04/01/48	10,040	10,969,189
4.50%, 05/01/48	25,862	27,692,898
4.50%, 06/01/48	10,610	11,701,809
4.50%, 07/01/48	10,836	11,653,275
4.50%, 08/01/48	31,259	34,305,095
4.50%, 09/01/48	1,036	1,126,408
4.50%, 10/01/48	46,987	50,715,325
4.50%, 11/01/48	24,408	26,144,196
4.50%, 12/01/48	73,216	79,284,851
4.50%, 02/01/49	1,278	1,420,470
4.50%, 03/01/49	2,049	2,265,929
4.50%, 05/01/49	58,248	62,333,580
4.50%, 07/01/49	1,761	1,953,462
4.50%, 08/01/49	20,494	22,036,490
4.50%, 03/01/50(h)	104,129	111,159,567
5.00%, 07/01/23	432	451,327
5.00%, 12/01/23	294	303,074
5.00%, 09/01/33	202	226,518
5.00%, 11/01/33	5,533	6,199,873
5.00%, 03/01/35(h)	975	1,029,577
5.00%, 06/01/35	281	317,319
5.00%, 10/01/35	77	86,741
5.00%, 12/01/36	82	92,881
5.00%, 05/01/39	82	92,262
5.00%, 06/01/39	1,165	1,305,341
5.00%, 12/01/39	210	236,817
5.00%, 01/01/40	5	5,785
5.00%, 03/01/40	3,327	3,751,620
5.00%, 04/01/40	517	583,015
5.00%, 05/01/40	38	42,840
5.00%, 06/01/40	327	369,156
5.00%, 07/01/40	2,899	3,268,240
5.00%, 08/01/40	2,432	2,737,814
5.00%, 09/01/40	15	16,872
5.00%, 10/01/40	51	57,382
5.00%, 04/01/41	1,238	1,394,442
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
5.00%, 05/01/41	$6,044	$6,814,262
5.00%, 06/01/41	1,432	1,614,799
5.00%, 08/01/41	2,538	2,861,454
5.00%, 10/01/41	6,929	7,812,525
5.00%, 01/01/42	30,476	34,360,877
5.00%, 05/01/42	14,026	15,813,539
5.00%, 09/01/47	1,788	1,943,108
5.00%, 02/01/48	12,043	13,142,438
5.00%, 03/01/48	5,016	5,487,070
5.00%, 04/01/48	10,792	11,691,708
5.00%, 05/01/48	6,684	7,291,330
5.00%, 07/01/48	10,727	11,826,549
5.00%, 08/01/48	14,223	15,789,042
5.00%, 09/01/48	8,218	8,897,301
5.00%, 01/01/49	684	746,087
5.00%, 04/01/49	31,406	34,540,097
5.00%, 05/01/49	173	187,909
5.00%, 06/01/49	1,111	1,207,155
5.00%, 09/01/49	270	303,101
5.00%, 10/01/49	1,151	1,272,182
5.00%, 03/01/50(h)	20,392	22,077,660
5.50%, 05/01/33	2,130	2,428,662
5.50%, 11/01/33	4,276	4,875,196
5.50%, 09/01/34	6,159	7,022,961
5.50%, 09/01/36	472	538,352
5.50%, 03/01/38	375	427,242
5.50%, 06/01/38	10,559	12,026,881
5.50%, 11/01/38	768	875,006
5.50%, 07/01/40	2,398	2,731,862
5.50%, 09/01/41	64,806	73,882,435
5.50%, 01/01/47	5,317	6,059,897
5.50%, 12/01/48	1,182	1,288,385
5.50%, 03/01/50(h)	43,860	47,782,484
6.00%, 03/01/34	3,361	3,917,403
6.00%, 05/01/34	319	374,737
6.00%, 08/01/34	556	653,488
6.00%, 11/01/34	178	209,452
6.00%, 09/01/36	990	1,164,948
6.00%, 08/01/37	2,310	2,712,833
6.00%, 03/01/38	552	653,277
6.00%, 05/01/38	317	376,197
6.00%, 09/01/38	251	298,304
6.00%, 06/01/39	4,919	5,807,475
6.00%, 10/01/39	325	385,363
6.00%, 07/01/41	2,748	3,255,887
6.00%, 02/01/49	13,393	15,844,328
6.00%, 03/01/50(h)	12,220	13,552,505
6.50%, 08/01/36	40	48,112
6.50%, 09/01/36	362	434,206
6.50%, 10/01/36	51	61,342
6.50%, 12/01/36	44	52,224
6.50%, 07/01/37	90	108,288
6.50%, 08/01/37	3,685	4,403,755
6.50%, 10/01/37	154	186,058
6.50%, 11/01/37	32	38,105
6.50%, 12/01/37	1,141	1,361,727
6.50%, 06/01/38	43	49,885
6.50%, 10/01/39	1,093	1,319,104
6.50%, 05/01/40	34	41,103

S c h e d u l e o f I n v e s t m e n t s	81

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
7.00%, 04/01/37	$1,380	$1,687,353
		20,428,646,569
U.S. Government Agency Obligations — 1.0%
Federal Farm Credit Banks, 2.85%, 09/20/21	830	852,227
Federal Farm Credit Banks Funding Corp., 2.59%,
08/27/29 (Call 8/27/2020 12:00:00 AM)	2,000	2,007,180
Federal Home Loan Banks
1.38%, 09/28/20	3,400	3,403,536
1.38%, 02/18/21	1,700	1,703,757
1.50%, 08/15/24	1,000	1,023,140
1.88%, 03/13/20	7,600	7,601,064
1.88%, 12/11/20	1,350	1,357,479
1.88%, 06/11/21	1,000	1,010,860
1.88%, 11/29/21	1,600	1,625,328
2.00%, 09/09/22	2,000	2,052,900
2.13%, 03/10/23	290	300,025
2.38%, 03/30/20	4,850	4,853,686
2.50%, 12/08/23	1,000	1,056,910
2.50%, 12/10/27	5,000	5,435,150
2.63%, 10/01/20	11,230	11,319,840
2.63%, 12/10/21	700	720,055
2.75%, 12/13/24	250	270,175
2.88%, 09/13/24	1,000	1,082,420
3.00%, 09/10/21	30,000	30,918,300
3.00%, 12/09/22	30,510	32,187,440
3.13%, 06/13/25	27,980	30,973,021
3.25%, 11/16/28	11,130	12,870,732
3.63%, 06/11/21	8,415	8,694,378
4.13%, 03/13/20	1,000	1,000,840
5.50%, 07/15/36	15,700	23,947,053
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	3,500	3,508,190
1.63%, 09/29/20	1,635	1,638,891
2.38%, 02/16/21	16,205	16,393,950
2.38%, 01/13/22	76,003	77,963,117
2.75%, 06/19/23	6,935	7,342,709
6.25%, 07/15/32	73,423	113,183,023
6.75%, 09/15/29	1,070	1,585,398
6.75%, 03/15/31	25,820	39,702,123
Federal National Mortgage Association
1.25%, 05/06/21	50	50,134
1.25%, 08/17/21	13,231	13,281,410
1.38%, 02/26/21	6,380	6,397,226
1.38%, 10/07/21	2,500	2,515,875
1.63%, 01/07/25	4,400	4,523,948
1.75%, 07/02/24	11,550	11,921,679
1.88%, 04/05/22	13,780	14,043,611
1.88%, 09/24/26	1,225	1,280,333
2.00%, 01/05/22	41,140	41,925,363
2.00%, 10/05/22	6,400	6,569,152
2.38%, 01/19/23	1,065	1,108,825
2.50%, 02/05/24	200	211,836
2.63%, 01/11/22	17,730	18,276,439
2.63%, 09/06/24	35,855	38,412,179
2.75%, 06/22/21	12,605	12,890,377
2.88%, 09/12/23	5,000	5,338,400
5.63%, 07/15/37	750	1,180,665
6.25%, 05/15/29	9,550	13,610,278
6.63%, 11/15/30	20,180	30,479,065
7.25%, 05/15/30	6,826	10,610,539
Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
1.88%, 08/15/22	$600	$612,936
3.50%, 12/15/42	525	656,906
4.63%, 09/15/60	1,000	1,597,980
4.88%, 01/15/48	8,035	12,366,588
5.25%, 09/15/39	3,287	4,960,510
5.88%, 04/01/36	3,095	4,748,566
7.13%, 05/01/30	3,556	5,425,709
Series B, 4.70%, 07/15/33	1,500	2,039,400
		716,620,826
U.S. Government Obligations — 40.8%
U.S. Treasury Note/Bond
1.13%, 06/30/21	90,000	90,140,625
1.13%, 07/31/21	400,000	400,765,624
1.13%, 08/31/21	70,900	71,057,863
1.13%, 09/30/21	124,800	125,136,375
1.13%, 02/28/22	25,000	25,122,227
1.25%, 03/31/21	95,000	95,196,679
1.25%, 10/31/21	97,500	97,995,118
1.25%, 07/31/23	14,200	14,371,953
1.25%, 08/31/24	141,550	143,629,016
1.25%, 02/28/25	120,000	121,251,930
1.38%, 01/31/21	227,780	228,331,656
1.38%, 04/30/21	79,000	79,274,648
1.38%, 05/31/21	99,500	99,931,426
1.38%, 02/15/23	10,000	10,146,875
1.38%, 06/30/23	284,100	288,627,844
1.38%, 08/31/23	15,000	15,248,438
1.38%, 09/30/23	78,000	79,322,344
1.38%, 08/31/26	12,500	12,778,320
1.50%, 08/31/21	9,750	9,826,172
1.50%, 10/31/21	160,500	161,979,609
1.50%, 11/30/21	19,000	19,189,258
1.50%, 01/31/22	143,400	145,002,048
1.50%, 08/15/22	83,850	85,120,852
1.50%, 02/28/23	136,653	139,161,864
1.50%, 03/31/23	103,500	105,456,797
1.50%, 09/30/24	135,000	138,533,204
1.50%, 10/31/24	136,300	139,920,469
1.50%, 11/30/24	217,950	223,875,516
1.50%, 08/15/26	473,000	487,153,049
1.50%, 01/31/27	100,000	103,078,125
1.50%, 02/15/30	60,000	62,118,750
1.63%, 11/30/20	167,600	168,189,220
1.63%, 06/30/21	92,500	93,258,790
1.63%, 12/31/21	4,000	4,051,406
1.63%, 08/15/22	64,091	65,252,649
1.63%, 08/31/22	56,000	57,028,125
1.63%, 11/15/22	55,181	56,271,687
1.63%, 12/15/22	10,100	10,307,523
1.63%, 04/30/23	105,000	107,428,125
1.63%, 05/31/23	66,250	67,813,086
1.63%, 10/31/23	71,600	73,490,688
1.63%, 02/15/26	250,890	260,004,365
1.63%, 05/15/26	180,000	186,665,625
1.63%, 09/30/26	15,000	15,571,875
1.63%, 10/31/26	234,000	242,957,812
1.63%, 11/30/26	31,200	32,404,125
1.63%, 08/15/29	335,000	350,179,687
1.75%, 12/31/20	100,000	100,507,813

82	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.75%, 07/31/21	$18,000	$18,192,656
1.75%, 11/30/21	96,800	98,176,375
1.75%, 02/28/22	264,775	269,201,707
1.75%, 03/31/22	104,000	105,836,250
1.75%, 04/30/22	137,275	139,795,284
1.75%, 05/15/22	129,135	131,576,459
1.75%, 05/31/22	91,800	93,549,938
1.75%, 06/15/22	25,400	25,902,047
1.75%, 06/30/22	131,200	133,813,751
1.75%, 07/15/22	52,750	53,817,364
1.75%, 09/30/22	176,700	180,620,531
1.75%, 01/31/23	98,040	100,491,000
1.75%, 05/15/23	208,504	214,156,414
1.75%, 06/30/24(b)	274,000	283,718,437
1.75%, 07/31/24	156,850	162,523,559
1.75%, 12/31/24	246,900	256,583,109
1.75%, 12/31/26	25,200	26,385,188
1.75%, 11/15/29	92,500	97,789,844
1.88%, 11/30/21	203,000	206,330,469
1.88%, 01/31/22	387,000	394,074,844
1.88%, 03/31/22	165,400	168,720,923
1.88%, 04/30/22	212,875	217,332,070
1.88%, 05/31/22	151,000	154,303,125
1.88%, 07/31/22	207,500	212,411,915
1.88%, 08/31/22	161,000	164,936,954
1.88%, 09/30/22	162,500	166,651,368
1.88%, 10/31/22	163,200	167,445,751
1.88%, 08/31/24	30,000	31,258,594
1.88%, 06/30/26	5,000	5,264,844
1.88%, 07/31/26	9,500	10,006,172
2.00%, 02/28/21	95,500	96,369,199
2.00%, 05/31/21	133,000	134,594,961
2.00%, 08/31/21	113,000	114,725,899
2.00%, 10/31/21	85,000	86,467,579
2.00%, 11/15/21	95,306	97,007,361
2.00%, 12/31/21	76,500	77,985,176
2.00%, 07/31/22	137,000	140,649,766
2.00%, 10/31/22	130,000	133,818,750
2.00%, 11/30/22	181,400	186,884,517
2.00%, 02/15/23	119,920	123,845,507
2.00%, 04/30/24	304,500	318,035,978
2.00%, 05/31/24	228,750	239,061,622
2.00%, 06/30/24	116,200	121,574,250
2.00%, 02/15/25	279,418	293,890,981
2.00%, 08/15/25	311,115	328,226,325
2.00%, 11/15/26(b)	201,000	213,562,500
2.00%, 02/15/50	80,000	86,287,500
2.13%, 01/31/21	183,450	185,134,014
2.13%, 05/31/21	50,000	50,679,688
2.13%, 06/30/21	173,250	175,821,680
2.13%, 08/15/21	120,088	122,076,957
2.13%, 09/30/21	289,000	294,271,993
2.13%, 12/31/21	113,000	115,458,633
2.13%, 06/30/22	132,500	136,278,321
2.13%, 12/31/22	71,100	73,571,836
2.13%, 11/30/23	94,000	98,237,344
2.13%, 02/29/24	89,950	94,236,680
2.13%, 03/31/24	214,000	224,432,500
2.13%, 07/31/24	261,009	274,650,800
2.13%, 09/30/24	100,000	105,398,438
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.13%, 11/30/24	$90,000	$95,020,313
2.13%, 05/15/25	304,300	322,510,453
2.13%, 05/31/26	28,500	30,425,977
2.25%, 03/31/21	166,200	168,303,469
2.25%, 04/30/21	169,125	171,476,895
2.25%, 07/31/21	103,600	105,437,282
2.25%, 04/15/22	313,400	322,263,344
2.25%, 12/31/23	236,930	248,980,113
2.25%, 01/31/24	188,700	198,459,328
2.25%, 04/30/24	145,700	153,645,203
2.25%, 11/15/24	234,966	249,284,241
2.25%, 12/31/24	92,700	98,500,993
2.25%, 11/15/25	169,079	180,993,786
2.25%, 03/31/26	9,000	9,663,750
2.25%, 02/15/27	266,700	288,369,375
2.25%, 08/15/27	209,750	227,808,164
2.25%, 11/15/27	322,450	350,865,906
2.25%, 08/15/46	87,360	97,815,900
2.25%, 08/15/49	85,500	97,055,859
2.38%, 12/31/20	67,000	67,688,320
2.38%, 03/15/21	87,400	88,557,367
2.38%, 01/31/23	169,000	176,248,516
2.38%, 02/29/24	159,500	168,683,712
2.38%, 08/15/24	259,717	276,233,378
2.38%, 04/30/26	11,500	12,441,563
2.38%, 05/15/27	116,600	127,385,500
2.38%, 05/15/29	149,000	165,436,562
2.38%, 11/15/49(b)	246,700	287,675,328
2.50%, 12/31/20	14,750	14,915,938
2.50%, 01/31/21	18,000	18,225,703
2.50%, 01/15/22	89,550	92,166,539
2.50%, 02/15/22	301,550	310,820,307
2.50%, 03/31/23	64,000	67,145,000
2.50%, 08/15/23	173,311	182,775,406
2.50%, 01/31/24	44,500	47,225,625
2.50%, 05/15/24	461,150	491,340,914
2.50%, 02/28/26	21,900	23,821,383
2.50%, 02/15/45	308,824	360,021,229
2.50%, 02/15/46	151,800	177,606,000
2.50%, 05/15/46	153,517	179,854,760
2.63%, 11/15/20	116,606	117,803,945
2.63%, 05/15/21	89,650	91,358,953
2.63%, 12/15/21	47,500	48,919,433
2.63%, 02/28/23	56,500	59,408,867
2.63%, 12/31/25	36,500	39,890,508
2.63%, 01/31/26	41,300	45,175,102
2.63%, 02/15/29	161,591	182,547,333
2.75%, 04/30/23	325,918	344,861,878
2.75%, 05/31/23	15,662	16,593,155
2.75%, 08/31/23	206,765	219,946,269
2.75%, 11/15/23	91,760	97,939,462
2.75%, 02/15/24	177,940	190,687,734
2.75%, 02/28/25	90,500	98,524,805
2.75%, 06/30/25	25,000	27,332,031
2.75%, 08/31/25	86,708	94,992,679
2.75%, 02/15/28	293,702	331,516,132
2.75%, 08/15/42	106,523	129,109,205
2.75%, 11/15/42	128,580	155,842,978
2.75%, 08/15/47	261,000	322,416,562
2.75%, 11/15/47	61,500	76,087,031

S c h e d u l e o f I n v e s t m e n t s	83

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 09/30/23	$113,000	$120,865,860
2.88%, 11/30/23	232,000	248,820,000
2.88%, 05/31/25	64,800	71,188,875
2.88%, 07/31/25	35,700	39,306,258
2.88%, 05/15/28	247,994	283,061,902
2.88%, 08/15/28	113,550	129,961,523
2.88%, 05/15/43	145,184	179,619,830
2.88%, 08/15/45	262,125	326,632,324
2.88%, 11/15/46	96,000	120,705,000
2.88%, 05/15/49	12,000	15,354,375
3.00%, 05/15/42	56,050	70,605,484
3.00%, 11/15/44	171,227	217,003,468
3.00%, 05/15/45	163,700	207,924,578
3.00%, 11/15/45	192,200	244,874,812
3.00%, 02/15/47	106,000	136,524,687
3.00%, 05/15/47	273,818	352,840,163
3.00%, 02/15/48	98,550	127,668,445
3.00%, 08/15/48	91,800	119,426,062
3.00%, 02/15/49	14,300	18,683,844
3.13%, 05/15/21	93,616	95,941,772
3.13%, 11/15/28	187,515	219,070,259
3.13%, 11/15/41	53,900	69,126,750
3.13%, 02/15/42	65,600	84,244,750
3.13%, 02/15/43	58,700	75,429,500
3.13%, 08/15/44	160,519	207,345,402
3.13%, 05/15/48	44,150	58,567,734
3.38%, 05/15/44	156,200	209,503,250
3.38%, 11/15/48	45,550	63,364,320
3.50%, 02/15/39	4,000	5,362,500
3.63%, 08/15/43	89,600	124,250,000
3.63%, 02/15/44	123,950	172,309,867
3.75%, 08/15/41	72,000	100,552,500
3.75%, 11/15/43	36,600	51,731,813
3.88%, 08/15/40	70,516	99,691,995
4.25%, 05/15/39	26,040	38,238,113
4.25%, 11/15/40	93,889	139,190,442
4.38%, 11/15/39	58,933	88,095,627
4.38%, 05/15/40	40,403	60,648,691
4.38%, 05/15/41	35,949	54,311,075
4.50%, 02/15/36	27,285	39,695,412
4.50%, 08/15/39	50,207	76,055,760
4.63%, 02/15/40	45,950	70,935,313
4.75%, 02/15/37	5,077	7,686,895
4.75%, 02/15/41	99,158	156,437,238
5.00%, 05/15/37	6,108	9,516,073
5.25%, 11/15/28	102,377	137,793,043
5.25%, 02/15/29	283,190	383,589,705
5.38%, 02/15/31	98,671	141,484,964
5.50%, 08/15/28	97,000	131,722,969
6.00%, 02/15/26	63,968	82,618,670
6.13%, 11/15/27	3,165	4,362,755
6.13%, 08/15/29	44,600	64,704,844
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.25%, 05/15/30(b)	$16,853	$25,174,169
6.38%, 08/15/27	63,580	88,058,300
6.50%, 11/15/26	26,950	36,571,992
6.63%, 02/15/27	31,800	43,844,250
6.75%, 08/15/26	38,500	52,384,063
6.88%, 08/15/25	4,065	5,347,380
7.13%, 02/15/23	41,900	49,523,836
7.25%, 08/15/22	125,500	144,766,212
7.50%, 11/15/24	51,650	67,262,020
7.63%, 11/15/22	12,000	14,154,375
7.63%, 02/15/25	23,817	31,537,057
8.00%, 11/15/21	30,500	34,107,578
8.13%, 05/15/21	37,950	41,154,996
		31,176,868,154
Total U.S. Government & Agency Obligations — 68.5%
(Cost: $49,474,400,165)		52,322,135,549

Short-Term Investments

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(i)(j)(k)	4,499,788	4,502,937,588
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(i)(j)(l)	528,203	528,203,377
		5,031,140,965

Total Short-Term Investments — 6.6%
(Cost: $5,029,123,203)		5,031,140,965

Total Investments in Securities — 105.8%
(Cost: $76,098,674,394)		80,819,736,292

Other Assets, Less Liabilities — (5.8)%		(4,406,655,050)

Net Assets — 100.0%		$76,413,081,242

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Zero-coupon bond.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

(h)	TBA transaction.

(i)	Affiliate of the Fund.

(j)	Annualized 7-day yield as of period-end.

(k)	All or a portion of this security has been pledged as collateral in connection with outstanding TBA agreements.

(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

84	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Core U.S. Aggregate Bond ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20 (000)	Value at 02/29/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,932,507	1,567,281	4,499,788	$4,502,937,588	$64,776,417		$28,334		$1,014,869
BlackRock Cash Funds: Treasury, SL Agency Shares	172,998	355,205	528,203	528,203,377	1,010,726	(b)	—		—
				$5,031,140,965	$65,787,143		$28,334		$1,014,869

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$1,031,997,663	$—	$1,031,997,663
Corporate Bonds & Notes	—	19,861,948,156	—	19,861,948,156
Foreign Government Obligations	—	2,059,795,155	—	2,059,795,155
Municipal Debt Obligations	—	512,718,804	—	512,718,804
U.S. Government & Agency Obligations	—	52,322,135,549	—	52,322,135,549
Money Market Funds	5,031,140,965	—	—	5,031,140,965
	$5,031,140,965	$75,788,595,327	$—	$80,819,736,292

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	85

Statement of Assets and Liabilities

February 29, 2020

iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$75,788,595,327
Affiliated(c)	5,031,140,965
Cash	32,305,974
Receivables:
Investments sold	1,026,763,760
Securities lending income — Affiliated	106,387
Capital shares sold	60,348,571
Dividends	5,554,999
Interest	405,131,302
Total assets	82,349,947,285

LIABILITIES
Cash received:
Collateral — TBA commitments	15,043,000
Collateral on securities loaned, at value	528,103,378
Payables:
Investments purchased	5,391,078,217
Investment advisory fees	2,641,448
Total liabilities	5,936,866,043

NET ASSETS	$76,413,081,242

NET ASSETS CONSIST OF:
Paid-in capital	$71,790,489,161
Accumulated earnings	4,622,592,081
NET ASSETS	$76,413,081,242

Shares outstanding	656,900,000
Net asset value	$116.32
Shares authorized	Unlimited
Par value	None

(a) Securities loaned, at value	$522,103,220
(b) Investments, at cost — Unaffiliated	$71,069,551,191
(c) Investments, at cost — Affiliated	$5,029,123,203

See notes to financial statements.

86	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement of Operations

Year Ended February 29, 2020

iShares
Core
U.S. Aggregate
Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$64,778,432
Interest — Unaffiliated	1,722,763,863
Securities lending income — Affiliated — net	1,008,711
Other income — Unaffiliated	230,412
Total investment income	1,788,781,418

EXPENSES
Investment advisory fees	32,525,004
Total expenses	32,525,004

Less:
Investment advisory fees waived	(2,632,257)
Total expenses after fees waived	29,892,747
Net investment income	1,758,888,671

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	144,317,534
Investments — Affiliated	28,334
In-kind redemptions — Unaffiliated	79,569,329
Net realized gain	223,915,197
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	5,248,798,381
Investments — Affiliated	1,014,869
Net change in unrealized appreciation (depreciation)	5,249,813,250
Net realized and unrealized gain	5,473,728,447
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,232,617,118

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	87

Statement of Changes in Net Assets

	iShares
	Core U.S. Aggregate Bond ETF
	Year Ended	Year Ended
	02/29/20	02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,758,888,671	$1,550,027,561
Net realized gain (loss)	223,915,197	(210,255,325)
Net change in unrealized appreciation (depreciation)	5,249,813,250	365,985,159
Net increase in net assets resulting from operations	7,232,617,118	1,705,757,395

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,737,505,861)	(1,521,027,829)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,894,275,730	3,125,017,023

NET ASSETS
Total increase in net assets	18,389,386,987	3,309,746,589
Beginning of year	58,023,694,255	54,713,947,666
End of year	$76,413,081,242	$58,023,694,255

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

88	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/28/18	02/28/17	02/29/16

Net asset value, beginning of year	$107.07	$106.72	$108.75	$109.85	$111.02
Net investment income(a)	3.02	2.96	2.58	2.38	2.36
Net realized and unrealized gain (loss)(b)	9.24	0.31	(2.05)	(0.90)	(0.83)
Net increase from investment operations	12.26	3.27	0.53	1.48	1.53

Distributions(c)
From net investment income	(3.01)	(2.92)	(2.56)	(2.35)	(2.37)
From net realized gain	—	—	—	(0.23)	(0.33)
Total distributions	(3.01)	(2.92)	(2.56)	(2.58)	(2.70)

Net asset value, end of year	$116.32	$107.07	$106.72	$108.75	$109.85

Total Return
Based on net asset value	11.61%	3.13%	0.47%	1.34%	1.44%

Ratios to Average Net Assets
Total expenses	0.05%	0.05%	0.05%	0.07%	0.08%
Total expenses after fees waived	0.05%	0.04%	0.04%	0.06%	0.07%
Net investment income	2.70%	2.80%	2.37%	2.16%	2.16%

Supplemental Data
Net assets, end of year (000)	$76,413,081	$58,023,694	$54,713,948	$42,410,587	$32,911,954
Portfolio turnover rate(d)(e)	108%	146%	252%	242%	278%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Portfolio turnover rate excludes in-kind transactions.
(e)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

f i n a n c i a l H i g h l i g h t s	89

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

Diversification
iShares ETF	Classification
Core U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: The Fund has adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Fund has changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The cost basis of securities at February 28, 2019 has been adjusted to $60,941,246,332.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

●	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

90	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions:A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities

N o t e s to F i n a n c i a l S t a t e m e n t s	91

Notes to Financial Statements (continued)

but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Core U.S. Aggregate Bond
Barclays Bank PLC	$1,274,356	$1,274,356	$—	$—
Barclays Capital Inc.	5,726,590	5,726,590	—	—
BMO Capital Markets	1,335,002	1,335,002	—	—
BofA Securities, Inc.	1,269,126	1,269,126	—	—
Citadel Clearing LLC	440,586	440,586	—	—
Citigroup Global Markets Inc.	18,550,221	18,550,221	—	—
Credit Suisse Securities (USA) LLC	161,368	161,368	—	—
Goldman Sachs & Co.	4,145,038	4,145,038	—	—
HSBC Securities (USA) Inc.	512,050	512,050	—	—
Jefferies LLC	5,298,889	5,298,889	—	—
JPMorgan Securities LLC	70,783,113	70,783,113	—	—
Morgan Stanley & Co. LLC	398,610,826	398,610,826	—	—
MUFG Securities Americas Inc.	328,778	328,778	—	—
Nomura Securities International Inc.	2,294,342	2,294,342	—	—
RBC Capital Markets LLC	2,640,597	2,640,597	—	—
TD Prime Services LLC	60,590	60,590	—	—
UBS AG	1,293,128	1,293,128	—	—
Wells Fargo Securities LLC	7,378,620	7,378,620	—	—
	$522,103,220	$522,103,220	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

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Notes to Financial Statements (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 29, 2020, the Fund paid BTC $309,869 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 29, 2020, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
Core U.S. Aggregate Bond	$47,022,359	$3,745,095,253	$3,813,555

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$70,328,468,224	$67,126,277,535	$2,920,438,685	$2,618,601,642

For the year ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Core U.S. Aggregate Bond	$11,136,591,064	$1,455,604,121

N o t e s to F i n a n c i a l S t a t e m e n t s	93

Notes to Financial Statements (continued)

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

		Accumulated
iShares ETF	Paid-in Capital	Earnings
Core U.S. Aggregate Bond	$79,569,329	$(79,569,329)

The tax character of distributions paid was as follows:

	Year Ended	Year Ended
iShares ETF	02/29/20	02/28/19
Core U.S. Aggregate Bond
Ordinary income	$1,737,505,861	$1,521,027,829

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards	(a)	Net Unrealized Gains (Losses)	(b)	Total
Core U.S. Aggregate Bond	$151,055,329	$(246,345,043)		$4,717,881,795		$4,622,592,081

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended February 29, 2020, the Fund utilized $143,896,904 of its capital loss carryforwards.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
Core U.S. Aggregate Bond	$76,101,854,497	$4,731,160,273	$(13,278,478)	$4,717,881,795

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability

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Notes to Financial Statements (continued)

or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended		Year Ended
	02/29/20		02/28/19
iShares ETF	Shares	Amount	Shares	Amount
Core U.S. Aggregate Bond
Shares sold	133,400,000	$14,935,172,955	100,900,000	$10,686,585,610
Shares redeemed	(18,400,000)	(2,040,897,225)	(71,700,000)	(7,561,568,587)
Net increase	115,000,000	$12,894,275,730	29,200,000	$3,125,017,023

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

N o t e s to F i n a n c i a l S t a t e m e n t s	95

Notes to Financial Statements (continued)

10. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

96	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core U.S. Aggregate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core U.S. Aggregate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 29, 2020, the related statement of operations for the year ended February 29, 2020, the statement of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2020 and the financial highlights for each of the five years in the period ended February 29, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

R e p o r t o f i n d e p e n d e n t R e g i s t e r e d P u b l i c A c c o u n t i n g F i r m	97

Important Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the Fund hereby designates the following maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Interest-Related
iShares ETF	Dividends
Core U.S. Aggregate Bond	$1,610,627,357

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended February 29, 2020

Federal Obligation
iShares ETF	Interest
Core U.S. Aggregate Bond	$570,562,756

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

98	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Core U.S. Aggregate Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	99

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year				Distributions for the Fiscal Year
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Core U.S. Aggregate Bond	$3.011217	$—	$—	$3.011217	100%	—%	—%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the date the Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core U.S. Aggregate Bond ETF

Period Covered: January 01, 2015 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.0% and Less than 0.5%	1,018	80.92%
At NAV	49	3.90
Less than 0.0% and Greater than –0.5%	190	15.10
Less than –1.5% and Greater than –2.0%	1	0.08
	1,258	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (the “Directive”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside of the EU, such as BFA (the “Company”). Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the Directive if such managers market a fund to EU investors.

The Company has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”) to be marketed to EU investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

The Company is required under the Directive to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make

100	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited) (continued)

changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area.As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well defined pay-for-performance philosophy, and compensation programmes which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organisational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by the Company to its staff which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019 is USD 5.7 million. This figure is comprised of fixed remuneration of USD 2.64 million and variable remuneration of USD 3.07 million. There were a total of 448 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by the Company, which has been attributed to the Fund in respect of the Company’s financial year ending 31 December 2019, to its senior management was USD 727.24 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 85.48 thousand.

S u p p l e m e n t a l I n f o r m a t i o n	101

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a) Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

(b) Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

102	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Trustee and Officer Information (continued)

Independent Trustees (continued)
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers
Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

T r u s t e e a n d O f f i c e r I n f o r m a t i o n	103

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Fund’s Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

BAB	Build America Bond

GO	General Obligation

GOL	General Obligation Limited

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

G l o s s a r y o f T e r m s U s e d i n t h i s R e p o r t	105

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-211-0220

FEBRUARY 29, 2020

2020 Annual Report

iShares Trust

● iShares Edge High Yield Defensive Bond ETF | HYDB | Cboe BZX

● iShares Edge Investment Grade Enhanced Bond ETF | IGEB | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Corporate Bond Market Overview

U.S. corporate bond performance was positive during the 12 months ended February 29, 2020 (“reporting period”). The Markit iBoxx USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned 18.16% and 5.54%, respectively, for the reporting period.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, corporate bonds advanced strongly, with returns of investment-grade bonds outpacing those of high-yield bonds throughout the reporting period. By the end of February 2020, both investment-grade bonds and high yield bonds came under pressure as investors anticipated a prolonged economic downturn due to the coronavirus. High-yield bonds showed particular weakness going into the risk-off sentiment toward the end of the reporting period, amid concerns that sharply slower economic growth could impact some companies’ creditworthiness, particularly in the energy sector.

Demand for U.S. corporate bonds was high, as global investors sought their relatively higher yields as compared to bond yields in other developed economies, which remained persistently low. Corporate bond issuance was robust for much of the reporting period, due to companies issuing debt to take advantage of historically low borrowing costs. High-yield issuance was particularly strong, as decreasing Treasury yields led many investors toward corporate debt, and companies used the increased demand to meet their financing needs. Issuance declined late in the reporting period, however, amid mounting concerns about the expected effect of the coronavirus and related economic disruptions on bond markets.

Among investment-grade bonds, all ratings categories performed comparably and advanced strongly during the reporting period. Within the high-yield category, however, higher-rated bonds posted stronger returns than lower-rated bonds, reflecting investor concerns about the expected impact of coronavirus-related economic disruption on creditworthiness.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® Edge High Yield Defensive Bond ETF

Investment Objective

The iShares Edge High Yield Defensive Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
		Since		Since
	1 Year	Inception	1 Year	Inception
Fund NAV	6.78%	5.40%	6.78%	14.88%
Fund Market	8.16	5.93	8.16	16.40
Index	6.76	5.45	6.76	15.02
Bloomberg Barclays U.S. Corporate High Yield Index	6.10	4.84	6.10	13.28

GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
(09 /01/19)	(02 /29/20)	the Period (a)	(09 /01/19)	(02 /29/20)	the Period (a)	Ratio
$1,000.00	$1,012.10	$1.75	$1,000.00	$1,023.10	$1.76	0.35%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

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Fund Summary as of February 29, 2020 (continued)	iShares® Edge High Yield Defensive Bond ETF

Portfolio Management Commentary

High-yield bonds posted a solid return during the reporting period due in part to increased demand for yield driven by declining interest rates. Income contributed significantly to performance, and lower interest rates also supported high-yield bond prices.

Bonds issued by communications companies contributed the most to the Index’s performance, as investors anticipated improved credit quality due to consolidation in the wireless industry. Profits improved at wireline communications companies, and their high-yield bonds also made notable gains.

Consumer non-cyclical bonds were significant contributors to the Index’s performance, driven in part by pharmaceuticals companies, which typically have relatively consistent product demand even during economic downturns. Additionally, the continued strength of retail sales, particularly in e-commerce, helped consumer cyclical bonds contribute to the Index’s return.

High-yield bonds issued by finance companies and banks benefited from improved profitability. Rising dividends and credit upgrades were material factors in the gains for financial sector bonds. On the downside, energy industry bonds detracted from the Index’s return. Many energy bonds were downgraded as oil and gas companies reduced output in response to declining prices.

From a credit quality perspective, high-yield bonds with the highest credit ratings contributed the majority of the Index’s return. In contrast, lower-rated bonds detracted slightly from the performance of the Index.

In terms of relative performance, the Index slightly outperformed the broader market, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond Index. On average for the reporting period, the Index had underweight positions in energy bonds and overweight positions in consumer non-cyclical bonds, which contributed to its outperformance relative to the broader market. In keeping with its defensive characteristics, the Index also had underweight positions in lower-rated high-yield bonds. Furthermore, the model of default probability prompted a significant shift from B-rated bonds to higher-quality Ba-rated bonds.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
	Percent of
Moody’s Credit Rating*	Total Investments	(a)
Baa	1.2%
Ba	44.7
B	42.6
Caa	6.4
Ca	1.3
C	0.4
Not Rated	3.4

ALLOCATION BY MATURITY
	Percent of
Maturity	Total Investments	(a)
0-1 Year	0.4%
1-5 Years	38.6
5-10 Years	55.8
10-15 Years	0.8
15-20 Years	3.0
More than 20 Years	1.4

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® Edge Investment Grade Enhanced Bond ETF

Investment Objective

The iShares Edge InvestmentGrade Enhanced Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment grade bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
		Since		Since
	1 Year	Inception	1 Year	Inception
Fund NAV	16.96%	7.04%	16.96%	19.65%
Fund Market	16.96	7.14	16.96	19.95
Index	17.07	7.18	17.07	20.06
Bloomberg Barclays U.S. Corporate Index	15.81	6.79	15.81	18.90

GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate Index is an unmanaged index that measures the USD-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning	Ending	Expenses	Beginning	Ending	Expenses	Annualized
Account Value	Account Value	Paid During	Account Value	Account Value	Paid During	Expense
(09 /01/19)	(02 /29/20)	the Period (a)	(09 /01/19)	(02 /29/20)	the Period (a)	Ratio
$1,000.00	$1,047.30	$0.92	$1,000.00	$1,024.00	$0.91	0.18%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

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Fund Summary as of February 29, 2020 (continued)	iShares® Edge Investment Grade Enhanced Bond ETF

Portfolio Management Commentary

The strong performance of the Index during the reporting period was mostly due to rising bond prices. Declining interest rates drove the substantial price gains of investment-grade enhanced corporate bonds.

Consumer non-cyclical bonds made significant contributions to the Index, as investors searched for stability. The consistency of demand for pharmaceuticals, food and beverages, and healthcare became more attractive to investors amid concerns about an economic downturn. Bonds issued by financial firms also posted solid gains, led by banks, insurance companies, and REITs. Higher profits had a positive impact on banks, the strong bond market helped insurance companies, and the possibility of further interest rate reductions worked in favor of REITs.

Communications company bonds materially contributed to the Index, as consolidation and the continued 5G rollout benefited many firms. Additionally, technology bonds made notable gains, even as new bonds were issued to take advantage of low interest rates. Despite declining oil prices, the bonds of midstream energy companies, which are involved in the transportation of oil and natural gas, also performed well. The fee-based nature of the midstream energy industry made it less exposed to risk from price fluctuations.

From a credit quality perspective, investment-grade bonds made substantial gains in every credit rating category. However, the majority of the Index was invested in lower-rated investment-grade bonds, which contributed the most to the Index’s return.

In terms of relative performance, the Index outperformed the broader market, as represented by the Bloomberg Barclays U.S. Corporate Bond Index. The Index held overweight positions in lower-rated investment-grade bonds, which contributed to its relative performance. However, the Index’s underweight position in higher-rated investment-grade bonds detracted from performance. Turning to industries, the Index held underweight positions in banking and consumer cyclical bonds and overweight positions in communications and consumer non-cyclical bonds. The Index’s position in technology and REIT bonds increased due to their relative value and the probability of default model.

Portfolio Information

ALLOCATION BY CREDIT QUALITY
	Percent of
Moody’s Credit Rating*	Total Investments	(a)
Aaa	0.2%
Aa	0.7
A	15.3
Baa	75.9
Ba	5.9
Not Rated	2.0

ALLOCATION BY MATURITY
	Percent of
Maturity	Total Investments	(a)
1-5 Years	13.0%
5-10 Years	60.8
10-15 Years	2.5
15-20 Years	10.2
More than 20 Years	13.5

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(a)	Excludes money market funds.

F u n d S u m m a r y	7

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® Edge High Yield Defensive Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes

Aerospace & Defense — 2.7%
Signature Aviation U.S. Holdings Inc., 5.38%, 05/01/26
(Call 05/01/21)(a)	$150	$153,053
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	275	292,270
TransDigm Inc.
6.25%, 03/15/26 (Call 03/15/22)(a)	175	185,282
6.38%, 06/15/26 (Call 06/15/21)	250	256,887
6.50%, 07/15/24 (Call 03/30/20)	100	102,250
6.50%, 05/15/25 (Call 05/15/20)	75	77,415
		1,067,157
Agriculture — 1.9%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	400	427,000
Vector Group Ltd.
6.13%, 02/01/25 (Call 03/30/20)(a)	240	231,005
10.50%, 11/01/26 (Call 11/01/21)(a)	75	74,415
		732,420
Airlines — 0.2%
Virgin Australia Holdings Ltd., 8.13%, 11/15/24 (Call 05/15/24)(a)	100	86,750

Auto Manufacturers — 2.5%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 03/10/20)(a)	200	202,242
5.88%, 06/01/29 (Call 06/01/24)(a)	100	108,375
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	200	168,750
5.63%, 02/01/23 (Call 03/30/20)(a)(b)	250	242,125
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	250	258,957
		980,449
Auto Parts & Equipment — 0.3%
Meritor Inc., 6.25%, 02/15/24 (Call 03/30/20)	100	102,390

Banks — 1.1%
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	200	210,051
5.71%, 01/15/26(a)(b)	200	217,607
		427,658
Beverages — 0.5%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)	200	204,666

Building Materials — 0.4%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	20	20,010
6.75%, 06/01/27 (Call 06/01/22)(a)	68	73,270
Norbord Inc., 5.75%, 07/15/27 (Call 07/15/22)(a)	50	52,620
		145,900
Chemicals — 2.7%
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23
(Call 03/16/20)(a)	175	178,500
GCP Applied Technologies Inc., 5.50%, 04/15/26
(Call 04/15/21)(a)	25	26,000
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)	200	204,000
6.63%, 04/15/23 (Call 04/15/20)(a)	200	207,200
PolyOne Corp., 5.25%, 03/15/23	150	159,750
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25
(Call 04/01/20)(a)	170	163,200
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.,
5.38%, 09/01/25 (Call 09/01/20)(a)(b)	160	148,400
		1,087,050

Security	Par (000)	Value
Coal — 0.5%
SunCoke Energy Partners LP/SunCoke Energy Partners
Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	$225	$202,500

Commercial Services — 3.7%
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	175	179,375
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24
(Call 08/01/21)(a)	125	125,313
Cimpress NV, 7.00%, 06/15/26 (Call 06/15/21)(a)	150	156,844
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)	50	53,000
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)	75	76,875
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22
(Call 03/30/20)(a)	200	199,348
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	175	181,125
5.75%, 04/15/26(a)(b)	225	231,682
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25
(Call 03/30/20)(a)(b)	100	103,293
United Rentals North America Inc., 4.88%, 01/15/28
(Call 01/15/23)	150	153,945
		1,460,800
Computers — 1.5%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)	75	76,720
NCR Corp.
5.00%, 07/15/22 (Call 03/30/20)	90	90,450
6.38%, 12/15/23 (Call 03/30/20)	100	101,937
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	310	320,075
		589,182
Cosmetics & Personal Care — 0.7%
Edgewell Personal Care Co., 4.70%, 05/24/22(b)	125	127,985
Revlon Consumer Products Corp.
5.75%, 02/15/21 (Call 03/30/20)(b)	150	132,000
6.25%, 08/01/24 (Call 03/30/20)	75	29,250
		289,235
Distribution & Wholesale — 0.6%
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 06/01/20)(a)	225	231,165

Diversified Financial Services — 3.8%
Credit Acceptance Corp., 6.63%, 03/15/26 (Call 03/15/22)(a)	75	78,752
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	215	182,217
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	75	70,125
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)	150	154,500
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.25%, 06/03/26
(Call 06/01/22)(a)	100	105,000
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)	225	233,437
Springleaf Finance Corp.
6.63%, 01/15/28 (Call 07/15/27)	50	54,875
6.88%, 03/15/25(b)	300	330,000
7.13%, 03/15/26	250	277,500
		1,486,406
Electric — 2.1%
Clearway Energy Operating LLC, 5.75%, 10/15/25
(Call 10/15/21)	150	154,999
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	200	208,810
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)	150	155,820
7.25%, 05/15/26 (Call 05/15/21)	200	212,010
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/22)(a)	100	102,500
		834,139

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (continued)	iShares® Edge High Yield Defensive Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)(a)(b)	$175	$177,590
6.38%, 07/15/26 (Call 07/15/21)(a)	125	129,663
		307,253
Electronics — 0.3%
Sensata Technologies BV, 4.88%, 10/15/23(a)	125	131,875
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	250	258,318
Entertainment — 0.9%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp., 5.38%, 06/01/24 (Call 03/30/20)	50	50,875
Cinemark USA Inc., 4.88%, 06/01/23 (Call 03/30/20)	75	74,533
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	25	26,125
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 03/30/20)(a)	175	172,725
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	50	47,750
		372,008
Environmental Control — 1.0%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	75	76,875
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)(b)	150	157,650
Tervita Corp., 7.63%, 12/01/21 (Call 03/30/20)(a)	175	176,750
		411,275
Food — 3.0%
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)(b)	250	246,872
BRF GmbH, 4.35%, 09/29/26(a)(b)	200	202,122
Kraft Heinz Foods Co., 6.88%, 01/26/39	100	119,573
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/30/20)(a)	125	127,463
5.88%, 09/30/27 (Call 09/30/22)(a)	180	186,534
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/02/20)(a)	150	156,188
5.75%, 03/01/27 (Call 03/01/22)(a)	150	156,097
		1,194,849
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	200	207,940
5.75%, 05/20/27 (Call 02/20/27)	125	130,588
5.88%, 08/20/26 (Call 05/20/26)	25	25,938
		364,466
Health Care - Services — 4.0%
Centene Corp., 5.25%, 04/01/25 (Call 04/01/20)(a)	500	513,750
CHS/Community Health Systems Inc., 6.88%, 04/01/28
(Call 04/01/23)(a)	275	154,000
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(b)	250	253,687
5.13%, 07/15/24 (Call 03/16/20)	125	126,563
HCA Inc.
5.38%, 02/01/25	150	165,825
7.50%, 02/15/22	175	193,410
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	175	182,126
		1,589,361
Holding Companies - Diversified — 1.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 03/30/20)	75	76,284
6.25%, 05/15/26 (Call 05/15/22)(b)	125	128,139
6.38%, 12/15/25 (Call 12/15/20)	225	232,312
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.75%, 02/01/24 (Call 03/30/20)	$75	$77,625
		514,360
Home Builders — 1.2%
Forestar Group Inc., 8.00%, 04/15/24 (Call 04/15/21)(a)	50	54,188
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	75	82,796
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	175	192,850
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	125	135,469
		465,303
Insurance — 1.2%
Genworth Holdings Inc.
4.80%, 02/15/24(b)	75	72,750
4.90%, 08/15/23	75	72,750
7.63%, 09/24/21(b)	175	179,694
Radian Group Inc., 4.88%, 03/15/27 (Call 09/15/26)	125	132,500
		457,694
Internet — 3.1%
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	150	139,320
Netflix Inc.
4.88%, 04/15/28	100	105,271
5.88%, 02/15/25(b)	200	223,000
6.38%, 05/15/29	175	200,392
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 04/15/20)(a)	250	253,360
Uber Technologies Inc., 8.00%, 11/01/26 (Call 11/01/21)(a)	30	31,211
VeriSign Inc., 4.63%, 05/01/23 (Call 03/30/20)	25	25,206
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25
(Call 05/15/20)	250	255,625
		1,233,385
Iron & Steel — 1.9%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(b)	125	132,587
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 03/30/20)(b)	138	125,580
5.88%, 06/01/27 (Call 06/01/22)(a)	225	189,562
Commercial Metals Co., 5.75%, 04/15/26 (Call 04/15/21)	75	77,438
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	200	213,000
		738,167
Leisure Time — 0.4%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 03/30/20)(a)	25	24,943
5.38%, 04/15/23 (Call 03/30/20)(a)	125	125,000
		149,943
Lodging — 0.7%
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26
(Call 09/15/21)(b)	200	215,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%,
05/15/27 (Call 02/15/27)(a)(b)	50	48,500
		263,500
Machinery — 0.7%
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25
(Call 12/15/20)(a)	125	126,266
Terex Corp., 5.63%, 02/01/25 (Call 03/20/20)(a)(b)	150	152,250
		278,516
Manufacturing — 0.4%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26
(Call 01/15/22)(a)(b)	175	175,875

10	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Edge High Yield Defensive Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media — 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 04/01/24 (Call 03/30/20)(a)	$50	$51,360
5.88%, 05/01/27 (Call 05/01/21)(a)	150	155,970
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	275	253,555
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	170	137,130
DISH DBS Corp.
5.00%, 03/15/23	325	327,064
7.75%, 07/01/26(b)	275	295,504
GCI LLC, 6.88%, 04/15/25 (Call 04/15/20)	75	77,282
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)	240	240,648
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)(a)	125	128,229
5.38%, 07/15/26 (Call 07/15/21)(a)	25	25,870
Telenet Finance Luxembourg Note SARL, 5.50%, 03/01/28 (Call 12/01/22)(a)	200	211,000
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)(a)	200	205,813
5.50%, 05/15/29 (Call 05/15/24)(a)	200	205,260
		2,314,685
Mining — 2.6%
First Quantum Minerals Ltd., 7.25%, 04/01/23
(Call 03/30/20)(a)(b)	400	384,000
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (Call 12/15/22)(a)	100	102,770
5.13%, 05/15/24 (Call 02/15/24)(a)	200	206,916
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	100,530
5.40%, 11/14/34 (Call 05/14/34)(b)	25	24,384
5.45%, 03/15/43 (Call 09/15/42)	50	48,500
Hecla Mining Co., 6.88%, 05/01/21 (Call 03/19/20)	100	100,220
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)(b)	75	76,852
		1,044,172
Office & Business Equipment — 0.7%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)(b)	275	259,188

Oil & Gas — 5.4%
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	175	163,188
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/15/20)(a)	25	13,940
9.25%, 03/31/22 (Call 03/30/20)(a)	250	200,000
EQT Corp., 6.13%, 02/01/25 (Call 01/01/25)	350	266,140
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	125	124,650
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	40	40,000
MEG Energy Corp., 6.50%, 01/15/25 (Call 03/30/20)(a)	150	147,750
Murphy Oil Corp.
5.88%, 12/01/27 (Call 12/01/22)	40	39,043
6.88%, 08/15/24 (Call 03/30/20)	75	74,805
Parkland Fuel Corp., 6.00%, 04/01/26 (Call 04/01/21)(a)	150	156,750
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25
(Call 06/15/20)	185	190,087
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 03/30/20)	250	249,255
5.50%, 02/15/26 (Call 02/15/21)	40	40,604
Valaris PLC
4.88%, 06/01/22 (Call 03/01/22)	200	130,000
7.75%, 02/01/26 (Call 11/01/25)	375	148,106
Security	Par (000)	Value
Oil & Gas (continued)
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	$175	$155,313
		2,139,631
Oil & Gas Services — 0.1%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)	25	23,319

Packaging & Containers — 0.9%
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)	125	123,125
5.63%, 07/15/27 (Call 07/15/22)(a)	10	10,399
Klabin Austria GmbH, 7.00%, 04/03/49 (Call 10/03/48)(a)	200	226,029
		359,553
Pharmaceuticals — 3.4%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	250	275,000
9.25%, 04/01/26 (Call 04/01/22)(a)	225	251,397
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	15	14,831
5.25%, 01/30/30 (Call 01/30/25)(a)	15	14,850
7.00%, 03/15/24 (Call 03/19/20)(a)	50	51,479
9.00%, 12/15/25 (Call 12/15/21)(a)	200	222,692
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23
(Call 03/30/20)(a)	400	314,040
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	200	211,200
		1,355,489
Pipelines — 3.1%
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp., 6.25%, 04/01/23 (Call 03/16/20)	175	166,285
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	300	276,937
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 03/30/20)	150	138,750
7.50%, 04/15/26 (Call 04/15/22)	125	106,250
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 03/30/20)	200	204,860
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	75	72,002
5.50%, 09/15/24 (Call 03/30/20)(a)	200	185,520
5.50%, 01/15/28 (Call 01/15/23)(a)	100	89,020
		1,239,624
Real Estate — 1.7%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%,
11/15/25 (Call 11/15/20)(a)	175	175,767
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/30/20)(a)	250	253,050
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 03/30/20)	175	177,847
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27
(Call 04/01/22)(a)	75	76,875
		683,539
Real Estate Investment Trusts — 4.0%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/22)(a)	300	296,625
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(b)	175	88,278
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	50	48,565
5.25%, 05/01/25 (Call 05/01/20)(a)	125	125,729
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(a)	50	51,765
5.75%, 08/15/24 (Call 03/10/20)(b)	160	161,200
6.00%, 08/15/23 (Call 03/10/20)	50	50,875
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	150	148,315

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (continued)	iShares® Edge High Yield Defensive Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC,
7.13%, 12/15/24 (Call 03/30/20)(a)(b)	$40	$36,200
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 03/30/20)(a)	125	122,188
8.25%, 10/15/23 (Call 03/30/20)(b)	300	279,000
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)	225	185,344
		1,594,084
Retail — 5.3%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25
(Call 10/15/20)(a)	250	251,900
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	150	103,727
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of
America LLC
5.00%, 06/01/24 (Call 03/30/20)(a)	175	176,379
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	50	51,126
L Brands Inc.
6.75%, 07/01/36.	160	162,000
6.88%, 11/01/35(b)	350	356,632
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)	275	276,732
8.88%, 06/01/25 (Call 06/01/20)(a)	75	74,625
Rite Aid Corp.
6.13%, 04/01/23 (Call 03/30/20)(a)	314	287,702
7.50%, 07/01/25 (Call 07/01/22)(a)	36	35,910
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25
(Call 12/01/20)(b)	175	177,363
Suburban Propane Partners LP/Suburban Energy Finance
Corp., 5.50%, 06/01/24 (Call 03/30/20)	150	148,428
Yum! Brands Inc., 4.75%, 01/15/30 (Call 10/15/29)(a)(b)	10	10,376
		2,112,900
Semiconductors — 0.5%
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26
(Call 02/15/21)(a)	200	209,160

Software — 1.3%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)(b)	100	108,420
5.88%, 06/15/26 (Call 06/15/21)	10	10,463
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%,
07/15/25 (Call 07/15/20)(a)	50	52,125
MSCI Inc.
4.00%, 11/15/29 (Call 11/15/24)(a)	25	25,907
5.75%, 08/15/25 (Call 08/15/20)(a)	150	155,250
Open Text Corp.
5.63%, 01/15/23 (Call 03/05/20)(a)	50	50,595
5.88%, 06/01/26 (Call 06/01/21)(a)	100	105,880
		508,640
Telecommunications — 10.3%
Altice France SA/France
7.38%, 05/01/26 (Call 05/01/21)(a)	300	314,610
8.13%, 02/01/27 (Call 02/01/22)(a)	100	108,978
CenturyLink Inc.
Series P, 7.60%, 09/15/39.	125	134,869
Series U, 7.65%, 03/15/42	75	81,000
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	200	223,500
Embarq Corp., 8.00%, 06/01/36(b)	200	213,000
GTT Communications Inc., 7.88%, 12/31/24 (Call 03/30/20)(a)	225	172,125
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	150	164,438
Security	Par/ Shares (000)	Value
Telecommunications (continued)
6.63%, 08/01/26.	$200	$220,020
Intelsat Connect Finance SA, 9.50%, 02/15/23 (Call 08/15/20)(a)	275	162,250
Millicom International Cellular SA, 6.00%, 03/15/25
(Call 03/15/20)(a)	200	204,937
Sprint Capital Corp., 8.75%, 03/15/32	185	256,928
Sprint Corp.
7.13%, 06/15/24.	225	255,280
7.63%, 02/15/25 (Call 11/15/24)	250	290,000
7.63%, 03/01/26 (Call 11/01/25)	25	29,493
7.88%, 09/15/23.	255	291,337
Telecom Italia Capital SA, 7.72%, 06/04/38	100	129,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27 (Call 12/01/22)(a)	100	102,250
T-Mobile USA Inc., 5.13%, 04/15/25 (Call 04/15/20)	150	154,125
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	125	123,463
5.63%, 04/15/27 (Call 04/15/22)(a)	200	203,440
Ypso Finance Bis SA, 10.50%, 05/15/27(a)	200	228,500
		4,063,543
Toys, Games & Hobbies — 0.7%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	250	262,738

Transportation — 0.7%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 03/30/20)(a)	50	51,135
6.75%, 08/15/24 (Call 08/15/21)(a)	200	211,000
		262,135
Trucking & Leasing — 0.6%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	125	130,937
6.75%, 03/15/22 (Call 03/30/20)(a)	125	125,253
		256,190
Total Corporate Bonds & Notes — 94.9%
(Cost: $37,518,407)		37,522,605

Short-Term Investments
Money Market Funds — 19.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.74%(c)(d)(e)	6,039	6,043,449
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(c)(d)	1,466	1,466,000
		7,509,449
Total Short-Term Investments — 19.0%
(Cost: $7,507,141)		7,509,449

Total Investments in Securities — 113.9%
(Cost: $45,025,548)		45,032,054

Other Assets, Less Liabilities — (13.9)%		(5,487,379)

Net Assets — 100.0%		$39,544,675

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Edge High Yield Defensive Bond ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares					Change in
	Held at		Held at					Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized	Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,049	2,990	6,039	$6,043,449	$28,909	(b)	$271	$1,482
BlackRock Cash Funds: Treasury, SL Agency Shares	313	1,153	1,466	1,466,000	12,340		—	—
				$7,509,449	$41,249		$271	$1,482

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$37,522,605	$—	$37,522,605
Money Market Funds	7,509,449	—	—	7,509,449
	$7,509,449	$37,522,605	$—	$45,032,054

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments	iShares® Edge Investment Grade Enhanced Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.8%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$335	$367,908
3.65%, 11/01/24 (Call 08/01/24)	100	107,896
WPP Finance 2010, 3.75%, 09/19/24	210	228,526
		704,330
Aerospace & Defense — 1.3%
Northrop Grumman Corp., 4.75%, 06/01/43	100	129,706
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	400	445,134
United Technologies Corp.
4.50%, 06/01/42	220	282,265
5.70%, 04/15/40	255	372,339
		1,229,444
Agriculture — 2.4%
Altria Group Inc.
4.00%, 01/31/24	50	53,998
4.80%, 02/14/29 (Call 11/14/28)	18	20,570
5.38%, 01/31/44	369	434,981
5.80%, 02/14/39 (Call 08/14/38)	310	380,294
BAT Capital Corp., 3.56%, 08/15/27 (Call 05/15/27)	491	515,051
Philip Morris International Inc., 6.38%, 05/16/38(a)	310	447,479
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	185	203,889
5.70%, 08/15/35 (Call 02/15/35)	116	138,234
5.85%, 08/15/45 (Call 02/12/45)	13	15,539
		2,210,035
Airlines — 0.5%
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	255	259,281
3.75%, 10/28/29 (Call 07/28/29)	154	155,478
4.38%, 04/19/28 (Call 01/19/28)	85	89,966
		504,725
Banks — 6.8%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(b)	43	46,976
4.45%, 03/03/26	75	84,601
Citigroup Inc.
3.40%, 05/01/26	414	448,429
3.70%, 01/12/26	358	392,355
4.60%, 03/09/26	334	378,634
8.13%, 07/15/39	266	460,504
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	278	310,374
Goldman Sachs Group Inc. (The), 3.75%, 02/25/26
(Call 11/25/25)	180	196,796
HSBC Holdings PLC
3.60%, 05/25/23.	400	423,107
3.90%, 05/25/26(a)	550	602,212
4.25%, 03/14/24	250	267,650
4.30%, 03/08/26	200	222,268
Industrial & Commercial Bank of China Ltd./New York NY,
2.45%, 10/20/21	300	303,188
JPMorgan Chase & Co.
3.20%, 06/15/26 (Call 03/15/26)	620	666,285
3.30%, 04/01/26 (Call 01/01/26)	370	402,739
3.90%, 07/15/25 (Call 04/15/25)	100	110,327
Morgan Stanley, Series F, 3.88%, 04/29/24	66	71,657
Royal Bank of Canada, 4.65%, 01/27/26(a)	350	404,805
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.
3.00%, 02/19/25	$65	$68,705
3.00%, 04/22/26	435	460,967
		6,322,579
Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 4.70%, 02/01/36 (Call 08/01/35)	425	509,083
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26
(Call 11/01/25)	77	84,089
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (Call 07/23/38)	35	45,715
8.20%, 01/15/39.	274	452,642
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	146	157,642
3.70%, 12/06/26 (Call 09/06/26)	45	49,409
4.25%, 05/01/23	230	248,513
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	360	403,723
4.60%, 05/25/28 (Call 02/25/28)	210	242,426
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	130	135,929
5.00%, 05/01/42	340	385,091
		2,714,262
Biotechnology — 1.5%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	184	213,124
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	50	55,309
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	375	485,595
Gilead Sciences Inc.
4.80%, 04/01/44 (Call 10/01/43)	225	288,907
5.65%, 12/01/41 (Call 06/01/41)	250	355,149
		1,398,084
Building Materials — 0.4%
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	140	149,140
4.00%, 09/21/23 (Call 08/21/23)	100	108,237
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	110	120,690
4.25%, 12/15/47 (Call 06/15/47)	10	11,252
		389,319
Chemicals — 1.8%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	100	106,170
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	210	256,120
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	120	140,505
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)(a)	413	448,356
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	10	11,175
Nutrien Ltd.
3.38%, 03/15/25 (Call 12/15/24)(a)	150	160,169
3.63%, 03/15/24 (Call 12/15/23)	90	96,732
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	405	441,496
		1,660,723
Commercial Services — 2.2%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	375	422,937
Global Payments Inc., 4.80%, 04/01/26 (Call 01/01/26)	315	361,312
IHS Markit Ltd.
4.13%, 08/01/23 (Call 07/01/23)	120	128,385
4.25%, 05/01/29 (Call 02/01/29)	95	107,023
4.75%, 08/01/28 (Call 05/01/28)	255	297,187
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	330	378,877

14	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Edge Investment Grade Enhanced Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Services (continued)
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	$325	$360,709
		2,056,430
Computers — 0.8%
Apple Inc., 3.35%, 02/09/27 (Call 11/09/26)	250	275,380
HP Inc., 6.00%, 09/15/41	382	437,940
		713,320
Diversified Financial Services — 4.2%
American Express Co., 3.40%, 02/22/24 (Call 01/22/24)	430	460,086
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)	385	457,829
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	365	385,004
3.75%, 03/09/27 (Call 02/09/27)	395	430,496
3.80%, 01/31/28 (Call 12/31/27)	30	32,756
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	85	94,373
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	475	519,257
4.50%, 01/30/26 (Call 11/30/25)	64	71,681
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	105	108,621
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	100	112,700
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	60	66,009
Raymond James Financial Inc.
3.63%, 09/15/26.	75	82,666
4.95%, 07/15/46.	305	390,343
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	280	300,641
5.15%, 03/19/29 (Call 12/19/28)	230	268,339
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	130	133,932
		3,914,733
Electric — 8.6%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	45	53,289
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	300	333,414
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)	290	320,269
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	111	115,815
3.80%, 03/15/27 (Call 12/15/26)	80	87,263
Series C, 2.53%, 10/01/24	100	102,751
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	405	421,958
3.75%, 04/15/24 (Call 01/15/24)	270	290,157
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	65	70,690
3.40%, 10/01/46 (Call 04/01/46)	105	113,337
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	115	128,486
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	145	171,575
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)	319	346,445
4.75%, 06/15/46 (Call 12/15/45)	145	178,241
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	250	263,403
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	312	377,285
4.20%, 09/01/48 (Call 03/01/48)	15	19,008
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	209	225,782
3.95%, 06/15/25 (Call 03/15/25)	325	358,553
Exelon Generation Co. LLC, 5.60%, 06/15/42 (Call 12/15/41)	194	231,277
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	30	33,242
Series B, 4.25%, 03/15/23 (Call 12/15/22)	100	106,988
Series C, 7.38%, 11/15/31	320	467,555
Security	Par (000)	Value
Electric (continued)
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	$155	$180,002
3.95%, 03/01/48 (Call 09/01/47)	75	92,702
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	405	429,837
Georgia Power Co., 4.30%, 03/15/42.	30	35,819
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	100	103,171
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27
(Call 02/01/27)	385	418,637
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)(a)	175	186,213
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	380	406,145
3.40%, 02/01/28 (Call 10/01/27)(a)	325	349,666
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	350	399,969
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	40	46,247
Series B, 4.88%, 03/01/49 (Call 09/01/48)	100	130,188
Series C, 4.13%, 03/01/48 (Call 09/01/47)	30	34,303
Southern Co. (The), 3.25%, 07/01/26 (Call 04/01/26)	375	402,242
		8,031,924
Electronics — 1.7%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	385	406,747
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	140	160,099
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	370	393,556
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	75	83,370
4.20%, 09/15/28 (Call 06/15/28)	310	357,173
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	125	143,711
		1,544,656
Environmental Control — 0.7%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	20	21,258
3.38%, 11/15/27 (Call 08/15/27)	130	143,465
3.95%, 05/15/28 (Call 02/15/28)	160	183,585
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	285	307,027
		655,335
Food — 3.2%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	120	130,457
4.15%, 03/15/28 (Call 12/15/27)	395	440,283
General Mills Inc., 4.00%, 04/17/25 (Call 02/17/25)	330	364,750
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	54	57,613
JM Smucker Co. (The), 3.50%, 03/15/25	390	423,387
Kellogg Co.
3.25%, 04/01/26.	290	314,996
3.40%, 11/15/27 (Call 08/15/27)(a)	155	168,574
4.30%, 05/15/28 (Call 02/15/28)	40	46,141
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	320	349,288
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	130	152,012
Sysco Corp., 3.25%, 07/15/27 (Call 04/15/27)	10	10,909
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	100	109,455
3.95%, 08/15/24 (Call 05/15/24)	365	398,443
		2,966,308
Forest Products & Paper — 0.3%
International Paper Co., 4.80%, 06/15/44 (Call 12/15/43)	225	258,390

Health Care - Products — 1.7%
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	320	334,982
Boston Scientific Corp., 3.85%, 05/15/25	48	52,891

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (continued)	iShares® Edge Investment Grade Enhanced Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care - Products (continued)
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	$125	$144,826
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	395	432,384
Thermo Fisher Scientific Inc., 2.95%, 09/19/26 (Call 06/19/26)(a)	195	208,183
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	415	445,579
		1,618,845
Health Care - Services — 3.0%
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	275	293,866
3.65%, 12/01/27 (Call 09/01/27)	290	317,281
4.10%, 03/01/28 (Call 12/01/27)	60	67,333
4.65%, 01/15/43.	110	128,935
HCA Inc.
4.50%, 02/15/27 (Call 08/15/26)	150	165,988
5.13%, 06/15/39 (Call 12/15/38)	400	465,013
5.50%, 06/15/47 (Call 12/15/46)	80	94,946
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	100	105,573
3.95%, 03/15/27 (Call 12/15/26)	122	135,074
4.95%, 10/01/44 (Call 04/01/44)	195	240,221
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	400	431,365
3.60%, 09/01/27 (Call 06/01/27)(a)	65	71,315
4.70%, 02/01/45 (Call 08/01/44)	58	69,906
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	115	125,107
4.20%, 06/30/29 (Call 03/30/29)	60	68,923
		2,780,846
Holding Companies - Diversified — 0.7%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)(a)	220	227,294
3.63%, 01/19/22 (Call 12/19/21)	130	133,360
4.20%, 06/10/24 (Call 05/10/24)	145	154,010
4.25%, 03/01/25 (Call 01/01/25)	50	53,596
Owl Rock Capital Corp., 3.75%, 07/22/25 (Call 06/22/25)(a)	110	113,571
		681,831
Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)(a)	100	114,259

Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	100	119,728

Insurance — 3.2%
American Financial Group Inc./OH, 4.50%, 06/15/47
(Call 12/15/46)	115	142,265
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	200	218,159
3.88%, 01/15/35 (Call 07/15/34)	14	15,987
3.90%, 04/01/26 (Call 01/01/26)	464	513,760
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	275	305,606
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	90	103,739
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	115	124,653
3.90%, 05/01/29 (Call 02/01/29)(a)	70	80,199
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	413	464,700
5.00%, 04/20/48 (Call 10/20/47)	72	81,561
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	110	124,146
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	105	122,485
Markel Corp., 5.00%, 05/20/49 (Call 11/20/48)	120	150,967
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc., 4.35%, 01/30/47
(Call 07/30/46)	$50	$61,909
Reinsurance Group of America Inc., 3.90%, 05/15/29
(Call 02/15/29)	125	139,662
Travelers Companies Inc. (The), 4.05%, 03/07/48
(Call 09/07/47)	100	125,098
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	110	118,478
4.50%, 09/15/28 (Call 06/15/28)(a)	123	142,031
		3,035,405
Internet — 1.0%
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)	345	377,797
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	285	302,469
3.60%, 06/05/27 (Call 03/05/27)(a)	269	293,495
		973,761
Iron & Steel — 0.1%
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	130	136,937

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	95	97,586

Lodging — 0.9%
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	445	465,075
3.90%, 08/08/29 (Call 05/08/29)	70	74,567
Marriott International Inc./MD, Series R, 3.13%, 06/15/26
(Call 03/15/26)	320	335,872
		875,514
Machinery — 0.6%
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28
(Call 06/15/28)	420	481,805
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	30	32,623
		514,428
Manufacturing — 0.1%
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	90	98,207

Media — 2.2%
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	54	62,652
5.75%, 04/01/48 (Call 10/01/47)	25	29,769
6.38%, 10/23/35 (Call 04/23/35)	350	462,287
6.48%, 10/23/45 (Call 04/23/45)	340	436,954
Comcast Corp., 3.00%, 02/01/24 (Call 01/01/24)	247	260,878
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(c)	45	52,963
NBCUniversal Media LLC, 5.95%, 04/01/41	45	65,402
Time Warner Cable LLC
6.55%, 05/01/37.	170	221,335
6.75%, 06/15/39.	356	461,119
		2,053,359
Mining — 1.0%
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	275	345,671
Southern Copper Corp.
5.25%, 11/08/42	90	104,850
5.88%, 04/23/45(a)	105	133,711
6.75%, 04/16/40.	245	336,798
		921,030

16	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Edge Investment Grade Enhanced Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas — 3.1%
Canadian Natural Resources Ltd., 3.85%, 06/01/27
(Call 03/01/27)	$420	$446,308
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25.	200	215,938
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	400	438,500
ConocoPhillips Holding Co., 6.95%, 04/15/29.	326	444,849
Hess Corp., 5.60%, 02/15/41	20	21,581
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	385	430,182
Phillips 66
3.90%, 03/15/28 (Call 03/15/28)(a)	155	170,952
4.65%, 11/15/34 (Call 05/15/34)	74	89,092
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	182	194,344
6.63%, 06/15/37.	331	449,578
		2,901,324
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)(c)	65	70,224

Pharmaceuticals — 7.6%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	400	422,339
3.60%, 05/14/25 (Call 02/14/25)	345	372,157
4.25%, 11/14/28 (Call 08/14/28)	200	228,522
4.50%, 05/14/35 (Call 11/14/34)	212	249,543
4.70%, 05/14/45 (Call 11/14/44)	160	189,324
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	410	427,260
AstraZeneca PLC
4.00%, 09/18/42.	18	21,521
6.45%, 09/15/37.	305	451,608
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	235	259,340
3.73%, 12/15/24 (Call 09/15/24)	405	438,637
Cigna Corp.
4.38%, 10/15/28 (Call 07/15/28)	400	455,441
4.80%, 07/15/46 (Call 01/16/46)(c)	395	474,790
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	230	242,159
3.70%, 03/09/23 (Call 02/09/23)	100	105,639
4.30%, 03/25/28 (Call 12/25/27)	395	442,558
4.78%, 03/25/38 (Call 09/25/37)	399	469,374
5.13%, 07/20/45 (Call 01/20/45)	190	232,251
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	145	160,415
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26
(Call 06/23/26)	270	289,984
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28
(Call 08/26/28)	200	244,301
Wyeth LLC, 5.95%, 04/01/37	305	447,287
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	220	236,467
4.50%, 11/13/25 (Call 08/13/25)	145	166,148
4.70%, 02/01/43 (Call 08/01/42)	60	77,414
		7,104,479
Pipelines — 5.5%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	95	100,951
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27
(Call 01/01/27)	105	117,116
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	410	457,073
Kinder Morgan Inc./DE
4.30%, 03/01/28 (Call 12/01/27)(a)	380	423,971
5.30%, 12/01/34 (Call 06/01/34)	201	239,339
5.55%, 06/01/45 (Call 12/01/44)	246	292,368

Security	Par (000)	Value
Pipelines (continued)
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	$40	$41,378
4.00%, 07/13/27 (Call 04/13/27)	20	21,765
4.35%, 03/15/29 (Call 12/15/28)	210	234,353
4.55%, 07/15/28 (Call 04/15/28)	314	351,693
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	130	131,751
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)	20	21,776
4.65%, 10/15/25 (Call 07/15/25)	210	228,680
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	70	77,387
5.63%, 03/01/25 (Call 12/01/24)	380	432,155
5.88%, 06/30/26 (Call 12/31/25)	205	237,958
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	105	116,326
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	240	272,805
7.63%, 01/15/39.	228	356,456
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26
(Call 11/01/25)	230	297,263
Williams Companies Inc. (The)
4.00%, 09/15/25 (Call 06/15/25)	350	378,961
6.30%, 04/15/40.	265	326,731
		5,158,256
Real Estate Investment Trusts — 8.9%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25
(Call 02/28/25)	115	124,510
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	100	110,326
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	30	32,274
3.80%, 08/15/29 (Call 05/15/29)	80	88,130
3.95%, 03/15/29 (Call 12/15/28)	40	44,327
4.00%, 06/01/25 (Call 03/01/25)	150	164,596
5.00%, 02/15/24(a)	300	336,599
Boston Properties LP, 3.65%, 02/01/26 (Call 11/03/25)	400	438,701
Brixmor Operating Partnership LP, 4.13%, 05/15/29
(Call 02/15/29)	291	325,139
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%,
04/15/23	420	445,983
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	175	197,072
5.25%, 01/15/23.	135	148,139
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	110	111,451
3.45%, 11/15/29 (Call 08/15/29)	140	142,733
Digital Realty Trust LP
3.70%, 08/15/27 (Call 06/15/27)	435	478,112
4.45%, 07/15/28 (Call 04/15/28)	50	57,467
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)	113	119,867
Equinix Inc.
5.38%, 05/15/27 (Call 05/15/22)	380	409,184
5.88%, 01/15/26 (Call 01/15/21)	120	126,631
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	95	106,319
5.38%, 04/15/26 (Call 01/15/26)	390	440,224
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	140	146,473
3.75%, 07/01/27 (Call 04/01/27)	95	104,940
Healthpeak Properties Inc.
3.25%, 07/15/26 (Call 05/15/26)(a)	135	145,674
3.50%, 07/15/29 (Call 04/15/29)	100	110,089

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® Edge Investment Grade Enhanced Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 06/01/25 (Call 03/01/25)	$305	$338,597
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29
(Call 09/16/29)	142	148,029
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	110	128,361
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)(a)	110	114,908
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	65	69,968
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	120	130,993
Omega Healthcare Investors Inc., 3.63%, 10/01/29
(Call 07/01/29)	110	115,758
Realty Income Corp., 3.00%, 01/15/27 (Call 10/15/26)	30	32,181
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	60	65,694
Service Properties Trust, 4.35%, 10/01/24 (Call 09/01/24)	360	380,148
SL Green Operating Partnership LP, 3.25%, 10/15/22
(Call 09/15/22)	50	51,966
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	115	122,596
Ventas Realty LP
4.00%, 03/01/28 (Call 12/01/27)	110	122,226
4.40%, 01/15/29 (Call 10/15/28)	330	377,583
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	140	145,192
3.95%, 08/15/27 (Call 05/15/27)	120	132,412
4.63%, 11/01/25 (Call 09/01/25)(a)	100	112,256
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	270	298,118
4.13%, 03/15/29 (Call 09/15/28)	25	28,632
4.25%, 04/15/28 (Call 01/15/28)	146	166,810
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)(a)	240	274,085
		8,311,473
Retail — 2.5%
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	90	103,497
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	95	104,130
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	55	60,482
4.20%, 05/15/28 (Call 02/15/28)	400	447,075
Lowe’s Companies Inc., 4.38%, 09/15/45 (Call 03/15/45)	240	280,591
McDonald’s Corp., 4.70%, 12/09/35 (Call 06/09/35)	100	125,396
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	405	450,753
3.90%, 06/01/29 (Call 03/01/29)	90	102,468
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	464	487,980
4.80%, 11/18/44 (Call 05/18/44)	161	167,920
		2,330,292
Semiconductors — 3.9%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)	209	229,053
3.90%, 12/15/25 (Call 09/15/25)	220	244,004
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	340	356,882
3.88%, 01/15/27 (Call 10/15/26)	370	386,712
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)(c)	129	144,159
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	75	85,479
4.65%, 11/01/24 (Call 08/01/24)	350	395,101
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	95	103,315
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	355	383,262
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)	50	54,745
Security	Par (000)	Value
Semiconductors (continued)
4.66%, 02/15/30 (Call 11/15/29)	$90	$99,238
4.98%, 02/06/26 (Call 12/06/25)	170	190,043
5.33%, 02/06/29 (Call 11/06/28)	150	172,280
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	180	198,403
5.35%, 03/01/26 (Call 01/01/26)(c)	220	253,184
5.55%, 12/01/28 (Call 09/01/28)(c)	30	35,993
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(a)	325	340,856
		3,672,709
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	125	135,186

Software — 2.9%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	365	392,641
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	105	115,430
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	50	54,035
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	110	113,502
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	291	322,323
Fidelity National Information Services Inc., 3.00%, 08/15/26
(Call 05/15/26)	165	176,336
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	345	378,077
4.20%, 10/01/28 (Call 07/01/28)	255	292,182
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	165	206,081
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	200	205,853
3.90%, 08/21/27 (Call 05/21/27)	426	458,476
		2,714,936
Telecommunications — 7.0%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	187	199,207
3.88%, 01/15/26 (Call 10/15/25)	220	241,474
3.95%, 01/15/25 (Call 10/15/24)	255	278,715
4.13%, 02/17/26 (Call 11/17/25)	181	201,192
4.25%, 03/01/27 (Call 12/01/26)(a)	372	419,257
4.35%, 03/01/29 (Call 12/01/28)	100	113,912
6.00%, 08/15/40 (Call 05/15/40)	100	134,694
6.25%, 03/29/41	85	114,668
6.38%, 03/01/41	344	468,468
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	10	10,898
5.45%, 11/15/79 (Call 05/15/79)	375	418,455
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	310	469,612
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)(a)	110	118,923
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	105	118,647
4.60%, 05/23/29 (Call 02/23/29)	315	361,396
Orange SA, 9.00%, 03/01/31	135	216,330
Telefonica Emisiones SA, 7.05%, 06/20/36	315	454,150
Verizon Communications Inc.
4.13%, 03/16/27	349	397,032
4.27%, 01/15/36	255	306,286
4.40%, 11/01/34 (Call 05/01/34)	233	284,634
4.50%, 08/10/33	42	51,499
5.25%, 03/16/37(a)	300	400,761

18	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® Edge Investment Grade Enhanced Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
Vodafone Group PLC
5.00%, 05/30/38	$275	$336,781
6.15%, 02/27/37	300	416,163
		6,533,154
Toys, Games & Hobbies — 0.5%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	25	26,144
3.90%, 11/19/29 (Call 08/19/29)	430	451,834
		477,978
Transportation — 1.9%
Canadian Pacific Railway Co., 6.13%, 09/15/2115
(Call 03/15/2115)	113	183,093
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	120	135,737
FedEx Corp.
4.40%, 01/15/47 (Call 07/15/46)(a)	320	339,732
4.55%, 04/01/46 (Call 10/01/45)	280	307,150
4.75%, 11/15/45 (Call 05/15/45)	60	67,730
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)	140	155,802
Norfolk Southern Corp., 5.10%, 08/01/2118 (Call 02/01/2118)	120	157,343
United Parcel Service Inc., 6.20%, 01/15/38(a)	285	418,400
		1,764,987
Total Corporate Bonds & Notes — 98.9%
(Cost: $84,198,509)		92,471,331
Security	Shares (000)	Value
Short-Term Investments
Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.74%(d)(e)(f)	5,601	$5,605,261
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.52%(d)(e)	735	735,000
		6,340,261
Total Short-Term Investments — 6.8%
(Cost: $6,338,365)		6,340,261

Total Investments in Securities — 105.7%
(Cost: $90,536,874)		98,811,592

Other Assets, Less Liabilities — (5.7)%		(5,291,366)

Net Assets — 100.0%		$93,520,226

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares					Change in
	Held at		Held at					Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized	Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,470	2,131	5,601	$5,605,261	$10,964	(b)	$263	$1,194
BlackRock Cash Funds: Treasury, SL Agency Shares	973	(238)	735	735,000	13,484		—	—
				$6,340,261	$24,448		$263	$1,194

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$92,471,331	$—	$92,471,331
Money Market Funds	6,340,261	—	—	6,340,261
	$6,340,261	$92,471,331	$—	$98,811,592

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	19

Statements of Assets and Liabilities

February 29, 2020

		iShares
	iShares	Edge
	Edge High	Investment
	Yield	Grade
	Defensive	Enhanced
	Bond ETF	Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$37,522,605	$92,471,331
Affiliated(c)	7,509,449	6,340,261
Cash	10,289	142
Receivables:
Investments sold	702,947	2,700,796
Securities lending income — Affiliated	2,655	1,188
Capital shares sold	2,504,572	—
Dividends	1,433	960
Interest	648,297	976,464
Total assets	48,902,247	102,491,142

LIABILITIES
Collateral on securities loaned, at value	6,040,938	5,603,057
Payables:
Investments purchased	3,306,099	3,354,650
Investment advisory fees	10,535	13,209
Total liabilities	9,357,572	8,970,916

NET ASSETS	$39,544,675	$93,520,226

NET ASSETS CONSIST OF:
Paid-in capital	$40,119,098	$84,122,216
Accumulated earnings (loss)	(574,423)	9,398,010
NET ASSETS	$39,544,675	$93,520,226

Shares outstanding	800,000	1,750,000
Net asset value	$49.43	$53.44
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Securities loaned, at value	$5,742,567	$5,443,811
(b) Investments, at cost — Unaffiliated	$37,518,407	$84,198,509
(c) Investments, at cost — Affiliated	$7,507,141	$6,338,365

See notes to financial statements.

20	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations

Year Ended February 29, 2020

		iShares
	iShares	Edge
	Edge High	Investment
	Yield	Grade
	Defensive	Enhanced
	Bond ETF	Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$12,340	$13,484
Interest — Unaffiliated	1,619,967	3,551,024
Securities lending income — Affiliated — net	28,909	10,964
Other income — Unaffiliated	1,250	425
Total investment income	1,662,466	3,575,897

EXPENSES
Investment advisory fees	95,106	167,005
Total expenses	95,106	167,005
Net investment income	1,567,360	3,408,892

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(431,073)	3,404,778
Investments — Affiliated	271	263
Net realized gain (loss)	(430,802)	3,405,041
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	159,517	7,767,436
Investments — Affiliated	1,482	1,194
Net change in unrealized appreciation (depreciation)	160,999	7,768,630
Net realized and unrealized gain (loss)	(269,803)	11,173,671
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,297,557	$14,582,563

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	21

Statements of Changes in Net Assets

			iShares
	iShares		Edge Investment Grade Enhanced
	Edge High Yield Defensive Bond ETF		Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/29/20	02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,567,360	$921,173	$3,408,892	$2,048,482
Net realized gain (loss)	(430,802)	(242,182)	3,405,041	(588,079)
Net change in unrealized appreciation (depreciation)	160,999	(60,782)	7,768,630	761,703
Net increase in net assets resulting from operations	1,297,557	618,209	14,582,563	2,222,106

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,515,602)	(907,184)	(5,248,264)	(1,810,365)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	22,600,807	4,953,507	(12,462,221)	86,465,770

NET ASSETS
Total increase (decrease) in net assets	22,382,762	4,664,532	(3,127,922)	86,877,511
Beginning of year	17,161,913	12,497,381	96,648,148	9,770,637
End of year	$39,544,675	$17,161,913	$93,520,226	$96,648,148

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge High Yield Defensive Bond ETF
			Period From
	Year Ended	Year Ended	07 /11/17(a)
	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$49.03	$49.99	$49.90
Net investment income(b)	2.88	2.92	1.78
Net realized and unrealized gain (loss)(c)	0.39	(0.98)	(0.11)
Net increase from investment operations	3.27	1.94	1.67
Distributions(d)
From net investment income	(2.87)	(2.90)	(1.58)
Total distributions	(2.87)	(2.90)	(1.58)
Net asset value, end of period	$49.43	$49.03	$49.99

Total Return
Based on net asset value	6.78%	4.08%	3.35	%(e)

Ratios to Average Net Assets
Total expenses	0.35%	0.35%	0.35	%(f)
Net investment income	5.77%	5.99%	5.55	%(f)

Supplemental Data
Net assets, end of period (000)	$39,545	$17,162	$12,497
Portfolio turnover rate(g)	46%	59%	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge Investment Grade Enhanced Bond ETF
			Period From
	Year Ended	Year Ended	07 /11/17(a)
	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$48.32	$48.85	$49.90
Net investment income(b)	1.88	1.88	1.05
Net realized and unrealized gain (loss)(c)	6.14	(0.69)	(1.16)
Net increase (decrease) from investment operations	8.02	1.19	(0.11)
Distributions(d)
From net investment income	(1.85)	(1.72)	(0.94)
From net realized gain	(1.05)	—	—
Total distributions	(2.90)	(1.72)	(0.94)
Net asset value, end of period	$53.44	$48.32	$48.85

Total Return
Based on net asset value	16.96%	2.54%	(0.23	)%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18	%(f)
Net investment income	3.67%	3.95%	3.29	%(f)

Supplemental Data
Net assets, end of period (000)	$93,520	$96,648	$9,771
Portfolio turnover rate(g)	75%	63%	36	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Edge High Yield Defensive Bond	Diversified
Edge Investment Grade Enhanced Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
Edge High Yield Defensive Bond	$20,309,988
Edge Investment Grade Enhanced Bond	98,821,458

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

N o t e s t o F i n a n c i a l S t a t e m e n t s	25

Notes to Financial Statements (continued)

●	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy

26	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral	Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received(a)	Received	Net Amount
Edge High Yield Defensive Bond
BofA Securities, Inc.	$129,414	$129,414	$—	$—
Citadel Clearing LLC	708,149	708,149	—	—
Goldman Sachs & Co.	2,950,657	2,950,657	—	—
Jefferies LLC	202,123	202,123	—	—
JPMorgan Securities LLC	1,399,347	1,399,347	—	—
Morgan Stanley & Co. LLC	331,185	331,185	—	—
TD Prime Services LLC	21,692	21,692	—	—
	$5,742,567	$5,742,567	$—	$—
Edge Investment Grade Enhanced Bond
Barclays Bank PLC	$444,076	$444,076	$—	$—
BofA Securities, Inc.	399,644	399,644	—	—
Citadel Clearing LLC	180,761	180,761	—	—
Credit Suisse Securities (USA) LLC	337,221	337,221	—	—
JPMorgan Securities LLC	1,646,716	1,646,716	—	—
Morgan Stanley & Co. LLC	513,438	513,438	—	—
Scotia Capital (USA) Inc.	482,356	482,356	—	—
TD Prime Services LLC	345,869	345,869	—	—
Wells Fargo Securities LLC	1,093,730	1,093,730	—	—
	$5,443,811	$5,443,811	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge High Yield Defensive Bond	0.35%
Edge Investment Grade Enhanced Bond	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral

N o t e s t o F i n a n c i a l S t a t e m e n t s	27

Notes to Financial Statements (continued)

investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
Edge High Yield Defensive Bond	$8,049
Edge Investment Grade Enhanced Bond	3,942

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

	Other Securities
iShares ETF	Purchases	Sales
Edge High Yield Defensive Bond	$33,263,824	$12,240,179
Edge Investment Grade Enhanced Bond	69,719,848	83,253,570

There were no in-kind transactions for the year ended February 29, 2020.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to the use of equalization, were reclassified to the following accounts:

		Accumulated
iShares ETF	Paid-in Capital	Earnings (Loss)
Edge Investment Grade Enhanced Bond	$108,727	$(108,727)

28	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

	Year Ended	Year Ended
iShares ETF	02/29/20	02/28/19
Edge High Yield Defensive Bond
Ordinary income	$1,515,602	$907,184
Edge Investment Grade Enhanced Bond
Ordinary income	$4,708,378	$1,810,365
Long-term capital gains	539,886	—
	$5,248,264	$1,810,365

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

			Non-expiring
	Undistributed	Undistributed	Capital Loss	Net Unrealized
iShares ETF	Ordinary Income	Long-Term Capital Gains	Carryforwards(a)	Gains (Losses)(b)	Total
Edge High Yield Defensive Bond	$158,499	$—	$(701,721)	$(31,201)	$(574,423)
Edge Investment Grade Enhanced Bond	688,508	500,557	—	8,208,945	9,398,010

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended February 29, 2020, the iShares Edge Investment Grade Enhanced Bond ETF utilized $522,370 of its capital loss carryforwards.

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
Edge High Yield Defensive Bond	$45,063,255	$774,716	$(805,917)	$(31,201)
Edge Investment Grade Enhanced Bond	90,602,647	8,220,600	(11,655)	8,208,945

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

N o t e s t o F i n a n c i a l S t a t e m e n t s	29

Notes to Financial Statements (continued)

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended		Year Ended
	02/29/20		02/28/19
iShares ETF	Shares	Amount	Shares	Amount
Edge High Yield Defensive Bond
Shares sold	450,000	$22,600,807	100,000	$4,953,507
Edge Investment Grade Enhanced Bond
Shares sold	450,000	$23,299,370	1,800,000	$86,465,770
Shares redeemed	(700,000)	(35,761,591)	—	—
Net increase(decrease)	(250,000)	$(12,462,221)	1,800,000	$86,465,770

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the

30	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Edge High Yield Defensive Bond ETF and

iShares Edge Investment Grade Enhanced Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Edge High Yield Defensive Bond ETF and iShares Edge Investment Grade Enhanced Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the two years in the period ended February 29, 2020, including the related notes, and the financial highlights for each of the two years in the period ended February 29, 2020 and for the period July 11, 2017 (commencement of operations) through February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year ended February 29, 2020, the changes in each of their net assets for each of the two years in the period ended February 29, 2020 and each of the financial highlights for each of the two years in the period ended February 29, 2020 and for the period July 11, 2017 (commencement of operations) through February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

32	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Important Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Interest-Related
iShares ETF	Dividends
Edge High Yield Defensive Bond	$1,024,111
Edge Investment Grade Enhanced Bond	2,880,106

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 29, 2020:

Federal Obligation
iShares ETF	Interest
Edge High Yield Defensive Bond	$5,373
Edge Investment Grade Enhanced Bond	5,949

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended February 29, 2020:

20% Rate
	Short-Term	Long-Term
	Capital Gain	Capital Gain
iShares ETF	Dividends	Dividends
Edge Investment Grade Enhanced Bond	$1,305,305	$580,846

I m p o r t a n t T a x I n f o r m a t i o n	33

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Edge High Yield Defensive Bond ETF and iShares Edge Investment Grade Enhanced Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

34	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year				Distributions for the Fiscal Year
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of		Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital		Share
Edge High Yield Defensive Bond(a)	$2.837203	$—	$0.032743	$2.869946	99%	—%	1%		100%
Edge Investment Grade Enhanced Bond(a)	1.841660	1.054395	0.001473	2.897528	64	36	0	(b)	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.
(b)	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Edge High Yield Defensive Bond ETF
Period Covered: July 13, 2017 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 1.0% and Less than 1.5%	3	0.48%
Greater than 0.5% and Less than 1.0%	248	39.87
Greater than 0.0% and Less than 0.5%	353	56.76
Less than 0.0% and Greater than –0.5%	17	2.73
Less than –0.5% and Greater than –1.0%	1	0.16
	622	100.00%

S u p p l e m e n t a l I n f o r m a t i o n	35

Supplemental Information (unaudited) (continued)

iShares Edge Investment Grade Enhanced Bond ETF
Period Covered: July 13, 2017 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.5% and Less than 1.0%	22	3.54%
Greater than 0.0% and Less than 0.5%	556	89.39
At NAV	3	0.48
Less than 0.0% and Greater than –0.5%	41	6.59
	622	100.00%

36	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees
Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees
Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T r u s t e e a n d O f f i c e r I n f o r m a t i o n	37

Trustee and Officer Information (continued)

Independent Trustees (continued)
Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers
Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).	Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

38	2 0 2 0 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.
●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	39

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-208-0220

FEBRUARY 29, 2020

2020 Annual Report

iShares Trust

●	iShares ESG 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
●	iShares ESG USD Corporate Bond ETF | SUSC | NASDAQ
●	iShares ESG U.S. Aggregate Bond ETF | EAGG | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Market Overview

iShares Trust

U.S. Bond Market Overview

The U.S bond market posted a strong return during the 12 months ended February 29, 2020 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 11.68% for the reporting period.

The U.S. economy grew at a modest yet steady pace with benign inflation for most of the reporting period. Concerns about the trade dispute between China and the U.S. and the resulting slowdown in global manufacturing were largely alleviated by stimulus from central banks and an agreement to de-escalate the trade conflict. Consumers, the main engine of the U.S. economy, continued to spend at a strong pace, as wages grew and the unemployment rate fell to a 50-year low of 3.5%. However, the emergence of the coronavirus in January 2020 injected uncertainty into global markets, leading to a sharp rally in the bond market that drove the 10-year U.S. Treasury yield to an all-time low.

The U.S. Federal Reserve (“Fed”) shifted toward providing economic stimulus to counteract the slowdown in global trade and manufacturing by cutting interest rates three times during 2019. In response to the economic disruption from the coronavirus, the Fed signaled that it would be ready to administer additional economic stimulus if necessary.

In this environment, all sectors of the U.S. investment-grade bond market advanced strongly, led by corporate bonds. Amid declining interest rates, demand for investment-grade corporate bonds rose, reducing yields. Bond purchases by the Fed, initiated to stabilize short-term lending markets, also helped drive up bond demand and prices. In response, companies issued debt to take advantage of historically low borrowing costs and meet the rising demand, although issuance slowed substantially near the end of the reporting period.

The U.S. Treasury market also gained strongly, benefiting from international demand, as well as increased purchases by investors seeking lower-risk securities late in the reporting period. While U.S. Treasury yields were low by historical standards, they were higher than many sovereign bonds issued by governments of other developed economies, some of which offered negative yields. The lower-risk profile of Treasuries also helped attract investors concerned about uncertainty surrounding the effect of the coronavirus on the global economy. Strong demand boosted Treasury prices despite robust issuance to support government deficit spending.

Mortgage-backed securities (“MBSs”) posted solid returns, while generally trailing corporate bonds and U.S. Treasuries. While performance of MBSs benefited from falling interest rates, an increase in refinancing activity by homeowners partially offset the gains from more accommodative Fed policy.

Among investment-grade bonds, those in the lower-rated credit categories posted the highest returns, as the difference in yield between these bonds and U.S. Treasuries narrowed. Higher-rated and government-equivalent bonds also posted solid returns.

M a r k e t O v e r v i e w	3

Fund Summary as of February 29, 2020	iShares® ESG 1-5 Year USD Corporate Bond ETF

Investment Objective

The iShares ESG 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader market, as represented by the Bloomberg Barclays MSCI U.S. Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
		Since		Since
	1 Year	Inception	1 Year	Inception
Fund NAV	7.07%	3.68%	7.07%	10.01%
Fund Market	6.89	3.72	6.89	10.12
Index	7.24	3.89	7.24	10.57

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,025.40	$0.60		$1,000.00	$1,024.30	$0.60		0.12%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

4	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF

Portfolio Management Commentary

Investment-grade corporate bonds with maturity dates between one and five years and positive environmental, social, and governance (“ESG”) characteristics posted a strong return for the reporting period. As concerns about climate change and corporate sustainability increased, investors favored companies with strong ESG characteristics. Companies increased their public commitments to sustainability and ESG business models.

From an industry perspective, banks were the largest contributors to the Index’s return. Financial institutions were among the largest issuers of corporate bonds, increasing their issuance sharply for the reporting period. Some banks moved to reduce lending to projects with potentially negative social or environmental impacts.

Debt issued by technology companies, many of which increased their commitment to reducing their carbon emissions, also contributed to the Index’s return, driven by continued revenue growth in cloud computing, robotics, and artificial intelligence. Finally, debt issued by food and beverage companies, which benefited from increased demand for restaurants and digital food-ordering technology, also contributed to the Index’s return. In addition, food and beverage companies’ bonds, aided performance due to strong investor demand. From a credit quality perspective, all levels of credit quality contributed to the Index’s return, approximately in proportion to their representation in the Index’s portfolio.

In terms of relative performance, the Index slightly underperformed the broader market for the reporting period, as represented by the Bloomberg Barclays U.S. 1-5 Year Corporate Bond Index. Relative to the broader market, the ESG selection process leads to overweight bonds with higher ESG ratings and underweight bonds with lower ESG characteristics. For the reporting period on average, the Index held underweight positions in energy companies, insurance companies, and real estate investment trusts, while it held overweight positions in capital goods, consumer noncyclical, and technology companies. Due to its selection process, the Index’s ESG score was 47.1% higher than the broader market, with 5.75% less exposure to carbon-intensive companies, according to MSCI ESG Research.

Portfolio Information

ALLOCATION BYCREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	2.2%
Aa	12.6
A	37.7
Baa	42.6
Ba	2.5
Not Rated	2.4
ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
0-1 Year	0.1%
1-2 Years	23.7
2-3 Years	28.7
3-4 Years	24.9
4-5 Years	20.7
5-6 Years	1.5
8-9 Years	0.2
9-10 Years	0.2

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of February 29, 2020	iShares® ESG USD Corporate Bond ETF

Investment Objective

The iShares ESG USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Dollar denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader market, as represented by the Bloomberg Barclays MSCI U.S. Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
		Since		Since
	1 Year	Inception	1 Year	Inception
Fund NAV	15.85%	6.63%	15.85%	18.44%
Fund Market	15.58	6.69	15.58	18.63
Index	16.00	6.82	16.00	19.02

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,043.00	$0.91		$1,000.00	$1,024.00	$0.91		0.18%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

6	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® ESG USD Corporate Bond ETF

Portfolio Management Commentary

Investment-grade corporate bonds with positive environmental, social, and governance (“ESG”) characteristics posted a significant return for the reporting period. As concerns about climate change and corporate sustainability increased, investors favored companies with strong ESG characteristics. Companies increased their public commitments to sustainability and ESG business models.

From an industry perspective, banks were the largest contributors to the Index’s return. Financial institutions were among the largest issuers of corporate bonds, increasing their issuance sharply for the reporting period. Some banks moved to reduce lending to projects with potentially negative social or environmental impacts.

Utility companies’ bonds also contributed to the Index’s return. Bond issuance reached record levels as utility companies issued debt to invest in cleaner power generation infrastructure and renewables due to concerns about possible regulatory effects on non-renewable power generation. Bonds issued by technology companies, many of which increased their commitment to reducing their carbon emissions, also contributed to the Index’s return, driven by continued revenue growth in cloud computing, robotics, and artificial intelligence. Debt issued by food and beverage companies, which benefited from increased demand for restaurants and digital food-ordering technology, also contributed to the Index’s return. From a credit quality perspective, all levels of credit quality contributed to the Index’s return, led by lower-rated bonds, reflecting their greater representation in the Index.

In terms of the Index’s relative performance for the reporting period, the Index performed approximately in line with the broader market as represented by the Bloomberg Barclays U.S. Corporate Bond Index. Relative to the broader market, the ESG selection process leads to overweight bonds with higher ESG ratings and underweight bonds with lower ESG characteristics. The Index had underweight positions in banks and energy companies; conversely, it held overweight positions in technology and capital goods companies. Due to its selection process, the Index’s ESG score was 38.5% higher than the broader market, with 6.83% less exposure to carbon-intensive companies, according to according to MSCI ESG Research.

Portfolio Information

ALLOCATION BYCREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	3.2%
Aa	8.3
A	35.4
Baa	49.2
Ba	2.4
Not Rated	1.5
ALLOCATION BY MATURITY
Maturity	Percent of Total Investments	(a)
1-5 Years	32.3%
5-10 Years	29.4
10-15 Years	3.5
15-20 Years	7.5
More than 20 Years	27.3

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	7

Fund Summary as of February 29, 2020	iShares® ESG U.S. Aggregate Bond ETF

Investment Objective

The iShares ESG U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade bonds from issuers generally evaluated for favorable environmental, social and governance practices while exhibiting risk and return characteristics similar to those of the broad U.S. dollar-denominated investment-grade bond market, as represented by the Bloomberg Barclays MSCI US Aggregate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns		Cumulative Total Returns
		Since		Since
	1 Year	Inception	1 Year	Inception
Fund NAV	11.52%	11.03%	11.52%	15.38%
Fund Market	13.44	12.50	13.44	17.48
Index	11.74	11.13	11.74	15.53

The inception date of the Fund was 10/18/18. The first day of secondary market trading was 10/23/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(09/01/19)	(02/29/20)	the Period	(a)	(09/01/19)	(02/29/20)	the Period	(a)	Ratio
$1,000.00	$1,032.40	$0.45		$1,000.00	$1,024.40	$0.45		0.09%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (182 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

8	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of February 29, 2020 (continued)	iShares® ESG U.S. Aggregate Bond ETF

Portfolio Management Commentary

U.S. Treasury, mortgage-backed securities, and corporate investment-grade bonds with positive environmental, social, and governance (“ESG”) characteristics posted a strong return for the reporting period. As concerns over climate change and companies’ long-term sustainability increased, investors favored companies with strong ESG characteristics. Companies increased their public commitments to sustainability and ESG business models.

U.S. Treasury bonds contributed the most to the Index’s return as demand for relatively stable investments increased amid recession concerns, which heightened at the end of the reporting period due to uncertainty surrounding the effect of the coronavirus on the global economy. Investors also purchased Treasuries due to their relatively higher yields compared to sovereign bonds issued by other advanced economies.

Corporate bonds contributed significantly to the Index’s return, with banks the leading contributor. Financial institutions were among the largest issuers of corporate bonds, increasing their issuance sharply for the reporting period. Some banks also moved to reduce lending to projects with potentially negative social or environmental impacts. Debt issued by technology companies, many of which increased their commitment to reducing their carbon emissions, also contributed to the Index’s return, driven by continued revenue growth in cloud computing, robotics, and artificial intelligence.

Utility companies’ bonds also contributed to the Index’s return. Bond issuance reached record levels as utility companies issued debt to invest in cleaner power generation infrastructure and renewables as investors’ concerns about possible regulatory effects on non-renewable power generation grew. From a credit quality perspective, all credit categories contributed to the Index’s return, approximately in proportion to their representation in the Index.

In terms of relative performance, the Index slightly underperformed the broader market, as represented by the Bloomberg Barclays U.S. Aggregate Index. Relative to the broader market, the ESG selection process leads to overweight corporate bonds with higher ESG ratings and underweight in corporate bonds with lower ESG characteristics. For the reporting period, the Index held underweight positions in banks and energy companies, while it held overweight positions in capital goods and technology companies.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type*	Percent of Total Investments	(a)
U. S. Government & Agency Obligations	68.9%
Corporate Bonds & Notes	27.1
Foreign Government Obligations	3.0
Collaterized Mortgage Obligations	0.9
Municipal Debt Obligations	0.1
ALLOCATION BY CREDIT QUALITY
Moody’s Credit Rating*	Percent of Total Investments	(a)
Aaa	73.4%
Aa	2.2
A	8.9
Baa	13.6
Ba	0.6
Not Rated	1.3

*	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F u n d S u m m a r y	9

About Fund Performance

Past performance is no guarantee of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® ESG 1-5 Year USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Omnicom Group Inc./Omnicom Capital Inc., 3.65%, 11/01/24 (Call 08/01/24)	$95	$101,938
WPP Finance 2010
3.63%, 09/07/22	564	591,117
3.75%, 09/19/24	1,480	1,587,152
		2,280,207

Aerospace & Defense — 1.3%
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)(a)	155	165,884
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	1,789	1,841,114
3.20%, 03/15/24 (Call 01/15/24)	840	895,121
3.70%, 12/15/23 (Call 09/15/23)	704	760,559
		3,662,678

Agriculture — 0.8%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,550	1,591,354
4.35%, 03/15/24 (Call 02/15/24)	509	550,636
		2,141,990

Airlines — 0.5%
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	290	295,420
3.63%, 03/15/22 (Call 02/15/22)	209	214,659
3.80%, 04/19/23 (Call 03/19/23)	682	716,148
		1,226,227

Apparel — 0.5%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)(b)	191	196,912
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	497	507,636
VF Corp., 3.50%, 09/01/21 (Call 03/04/20)(b)	640	657,830
		1,362,378

Auto Manufacturers — 2.5%
American Honda Finance Corp.
1.65%, 07/12/21	720	723,593
1.70%, 09/09/21	805	809,146
1.95%, 05/20/22	95	96,359
2.05%, 01/10/23	69	70,104
2.15%, 09/10/24	420	429,215
2.20%, 06/27/22	95	96,921
2.60%, 11/16/22	80	82,676
2.90%, 02/16/24	210	220,433
3.55%, 01/12/24	554	594,918
3.63%, 10/10/23	384	414,048
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	765	821,052
Ford Motor Credit Co. LLC
3.10%, 05/04/23	525	523,908
3.66%, 09/08/24	200	199,278
4.14%, 02/15/23 (Call 01/15/23)	50	51,420
4.38%, 08/06/23	270	279,917
5.58%, 03/18/24 (Call 02/18/24)(b)	225	241,414
General Motors Co., 4.88%, 10/02/23	115	125,008
General Motors Financial Co. Inc.
3.50%, 11/07/24 (Call 09/07/24)	15	15,558
3.70%, 05/09/23 (Call 03/09/23)	218	226,860
3.95%, 04/13/24 (Call 02/13/24)	165	173,860
4.15%, 06/19/23 (Call 05/19/23)	171	180,489
4.25%, 05/15/23	85	89,999
5.10%, 01/17/24 (Call 12/17/23)	180	196,540
		6,662,716
Security	Par (000)	Value

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	$240	$259,373
Magna International Inc., 3.63%, 06/15/24 (Call 03/15/24)	128	138,654
		398,027

Banks — 29.0%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	350	358,361
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	50	50,622
2.63%, 05/19/22	710	730,377
2.63%, 11/09/22	580	599,105
Banco Santander SA
3.13%, 02/23/23	260	269,581
3.85%, 04/12/23	100	105,967
Bank of America Corp.
2.46%, 10/22/25 (Call 10/22/24)(c)	170	175,061
3.00%, 12/20/23 (Call 12/20/22)(c)	370	383,409
3.09%, 10/01/25 (Call 10/01/24)(c)	61	64,447
3.46%, 03/15/25 (Call 03/15/24)(c)	420	447,262
3.55%, 03/05/24 (Call 03/05/23)(c)	451	475,286
3.86%, 07/23/24 (Call 07/23/23)(c)	325	347,347
4.00%, 04/01/24	260	283,301
4.10%, 07/24/23	85	92,171
4.20%, 08/26/24	170	186,708
Bank of Montreal
1.90%, 08/27/21	1,025	1,032,247
2.05%, 11/01/22	26	26,453
2.35%, 09/11/22	733	749,471
2.50%, 06/28/24	705	731,487
2.55%, 11/06/22 (Call 10/06/22)(b)	623	643,117
2.90%, 03/26/22	195	200,630
4.34%, 10/05/28 (Call 10/05/23)(c)	245	263,387
Series D, 3.10%, 04/13/21	25	25,477
Series E, 3.30%, 02/05/24	541	575,256
Bank of New York Mellon Corp. (The)
1.95%, 08/23/22(b)	131	132,978
2.10%, 10/24/24	220	225,260
2.20%, 08/16/23 (Call 06/16/23)	634	649,856
2.60%, 02/07/22 (Call 01/07/22)	175	178,876
2.66%, 05/16/23 (Call 05/16/22)(c)	507	520,309
2.95%, 01/29/23 (Call 12/29/22)	134	139,318
3.25%, 09/11/24 (Call 08/11/24)	40	43,004
3.40%, 05/15/24 (Call 04/15/24)	140	150,639
3.45%, 08/11/23	150	160,574
3.50%, 04/28/23	461	488,416
3.55%, 09/23/21 (Call 08/23/21)	185	191,092
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	348	376,912
Bank of Nova Scotia (The)
2.00%, 11/15/22	135	136,735
2.20%, 02/03/25	500	510,785
2.38%, 01/18/23	70	71,798
2.45%, 03/22/21	452	456,506
2.45%, 09/19/22	561	577,566
2.70%, 03/07/22	819	839,426
2.80%, 07/21/21	1,035	1,057,666
3.13%, 04/20/21	200	204,362
3.40%, 02/11/24	552	586,804
Barclays PLC
3.20%, 08/10/21	200	203,934
3.93%, 05/07/25 (Call 05/07/24)(c)	350	372,414
4.34%, 05/16/24 (Call 05/16/23)(c)	385	410,487
4.61%, 02/15/23 (Call 02/15/22)(c)	200	210,210

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	$450	$456,790
2.88%, 06/29/22 (Call 05/29/22)	785	806,376
3.50%, 06/11/21 (Call 05/11/21)	1,335	1,366,613
BNP Paribas SA
3.25%, 03/03/23	330	347,071
4.25%, 10/15/24	280	304,069
BPCE SA, 2.75%, 12/02/21	723	740,374
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	575	585,384
2.55%, 06/16/22	1,377	1,411,673
2.61%, 07/22/23 (Call 07/22/22)(c)	95	96,924
3.10%, 04/02/24	628	662,760
3.50%, 09/13/23	1,290	1,382,970
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(c)	655	672,993
3.35%, 04/24/25 (Call 04/24/24)(c)	245	259,369
3.38%, 03/01/23	255	268,923
3.50%, 05/15/23	291	307,063
4.00%, 08/05/24	25	27,136
4.04%, 06/01/24 (Call 06/01/23)(c)	550	589,198
Citizens Bank N.A./Providence RI, 3.25%, 02/14/22 (Call 01/14/22)	250	258,077
Comerica Bank, 2.50%, 07/23/24(b)	309	321,076
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,036	1,109,639
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	350	354,389
Cooperatieve Rabobank UA, 3.88%, 02/08/22	160	167,512
Credit Suisse AG/New York NY, 2.10%, 11/12/21	250	252,908
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	240	254,794
Deutsche Bank AG, 3.38%, 05/12/21	100	101,546
Deutsche Bank AG/London, 3.70%, 05/30/24	253	265,425
Deutsche Bank AG/New York NY
3.30%, 11/16/22	580	594,164
3.95%, 02/27/23	495	516,919
4.25%, 10/14/21	350	361,424
Discover Bank, 4.68%, 08/09/28 (Call 08/09/23)(c)	300	322,938
Goldman Sachs Group Inc. (The)
2.88%, 10/31/22 (Call 10/31/21)(c)	150	153,027
2.91%, 06/05/23 (Call 06/05/22)(b)(c).	105	107,913
2.91%, 07/24/23 (Call 07/24/22)(c)	260	266,926
3.00%, 04/26/22 (Call 04/26/21)	570	578,054
3.20%, 02/23/23 (Call 01/23/23)	435	454,540
3.27%, 09/29/25 (Call 09/29/24)(c)	310	328,488
3.63%, 01/22/23	360	380,297
3.63%, 02/20/24 (Call 01/20/24)(b)	327	349,370
3.85%, 07/08/24 (Call 04/08/24)	35	37,796
4.00%, 03/03/24	553	601,233
5.25%, 07/27/21	926	974,041
5.75%, 01/24/22	1,223	1,319,152
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(c)	200	204,312
3.80%, 03/11/25 (Call 03/11/24)(c)	555	592,562
4.00%, 03/30/22	187	196,309
4.88%, 01/14/22	39	41,481
Huntington Bancshares Inc./OH, 2.63%, 08/06/24 (Call 07/06/24)	148	153,834
ING Groep NV
3.15%, 03/29/22	708	730,019
3.55%, 04/09/24	202	216,069
Security	Par (000)	Value

Banks (continued)
4.10%, 10/02/23	$285	$308,835
Intesa Sanpaolo SpA, 5.25%, 01/12/24(b)	700	767,228
JPMorgan Chase & Co.
2.30%, 10/15/25 (Call 10/15/24)(c)	77	78,846
3.22%, 03/01/25 (Call 03/01/24)(c)	49	51,818
3.63%, 05/13/24	45	48,653
3.88%, 09/10/24	35	38,120
4.02%, 12/05/24 (Call 12/05/23)(c)	314	340,922
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	250	256,137
2.50%, 11/22/21	250	255,090
KeyCorp., 5.10%, 03/24/21	50	51,805
Lloyds Banking Group PLC
3.90%, 03/12/24	400	430,260
4.05%, 08/16/23	105	112,659
Mitsubishi UFJ Financial Group Inc.
2.95%, 03/01/21	250	253,827
3.41%, 03/07/24	70	74,480
Mizuho Financial Group Inc.
2.56%, 09/13/25 (Call 09/13/24)(c)	250	256,627
2.72%, 07/16/23 (Call 07/16/22)(c)	200	205,240
2.84%, 07/16/25 (Call 07/16/24)(c)	200	207,722
2.95%, 02/28/22	650	668,024
3.55%, 03/05/23	300	317,769
Morgan Stanley
2.63%, 11/17/21	746	759,338
2.72%, 07/22/25 (Call 07/22/24)(c)	348	360,615
2.75%, 05/19/22	698	717,321
3.13%, 01/23/23(b)	456	475,950
3.70%, 10/23/24	480	521,717
3.74%, 04/24/24 (Call 04/24/23)(c)	1,011	1,073,702
3.75%, 02/25/23	511	543,045
4.10%, 05/22/23	5	5,337
4.88%, 11/01/22	714	772,748
5.50%, 07/28/21	570	600,552
Series F, 3.88%, 04/29/24	210	227,898
National Australia Bank Ltd./New York
1.88%, 07/12/21	720	725,630
2.50%, 05/22/22	370	379,365
2.80%, 01/10/22	660	676,843
Northern Trust Corp.
2.38%, 08/02/22(b)	520	531,669
3.38%, 08/23/21	650	668,310
PNC Bank N.A., 3.50%, 06/08/23 (Call 05/09/23)	267	284,462
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)(b)	155	159,611
3.30%, 03/08/22 (Call 02/06/22)	27	27,999
3.50%, 01/23/24 (Call 12/23/23)	899	956,473
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	150	154,185
3.80%, 08/14/23 (Call 07/14/23)	110	118,485
Royal Bank of Canada
2.25%, 11/01/24	310	318,203
2.55%, 07/16/24(b)	380	395,998
2.75%, 02/01/22(b)	180	185,251
2.80%, 04/29/22	136	140,008
3.70%, 10/05/23	255	274,148
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	385	408,766
5.13%, 05/28/24	385	420,813

12	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.00%, 12/19/23	$540	$605,875
6.10%, 06/10/23	341	376,880
6.13%, 12/15/22	546	596,117
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	1,010	1,053,753
3.50%, 06/07/24 (Call 05/07/24)	235	247,159
4.45%, 12/03/21 (Call 11/03/21)	39	40,706
Santander UK Group Holdings PLC
3.37%, 01/05/24 (Call 01/05/23)(c)	330	342,075
3.57%, 01/10/23 (Call 01/10/22)	615	633,690
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	800	805,840
2.63%, 03/15/21	250	252,555
2.80%, 03/11/22	250	256,437
State Street Corp.
1.95%, 05/19/21	1,500	1,510,800
2.35%, 11/01/25 (Call 11/01/24)(c)	620	636,151
2.65%, 05/15/23 (Call 05/15/22)(c)	1,085	1,111,799
3.10%, 05/15/23	544	572,478
3.70%, 11/20/23	150	163,817
3.78%, 12/03/24 (Call 12/03/23)(c)	135	145,866
4.38%, 03/07/21	400	411,376
Sumitomo Mitsui Financial Group Inc.
2.35%, 01/15/25	200	204,262
2.44%, 10/19/21	130	131,938
2.45%, 09/27/24	200	205,786
2.70%, 07/16/24	400	415,840
2.78%, 07/12/22	112	115,229
2.78%, 10/18/22	400	412,736
2.85%, 01/11/22	50	51,312
3.10%, 01/17/23	778	812,411
3.75%, 07/19/23	190	203,441
Toronto-Dominion Bank (The)
1.80%, 07/13/21(b)	767	771,111
1.90%, 12/01/22	155	157,314
2.13%, 04/07/21	622	626,603
2.65%, 06/12/24	873	910,897
3.25%, 06/11/21	50	51,160
3.25%, 03/11/24	385	410,833
3.50%, 07/19/23	880	939,382
Truist Bank, 2.64%, 09/17/29 (Call 09/17/24)(c)	135	138,653
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	35	36,121
2.85%, 10/26/24 (Call 09/26/24)	25	26,295
3.20%, 09/03/21 (Call 08/03/21)	46	47,195
3.75%, 12/06/23 (Call 11/06/23)	105	113,525
Westpac Banking Corp.
2.00%, 08/19/21	852	860,333
2.10%, 05/13/21	576	581,109
2.50%, 06/28/22	300	307,950
2.75%, 01/11/23	550	570,339
2.80%, 01/11/22	680	697,830
2.89%, 02/04/30 (Call 02/04/25)(c)	250	253,282
3.30%, 02/26/24	330	350,919
3.65%, 05/15/23	440	470,039
		78,810,100

Beverages — 3.9%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)(b)	1,151	1,209,505
3.70%, 02/01/24	355	382,868
Security	Par (000)	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$297	$305,016
3.50%, 01/12/24 (Call 12/12/23)	390	418,840
Coca-Cola Co. (The)
1.55%, 09/01/21	115	115,679
1.75%, 09/06/24	160	162,962
3.20%, 11/01/23	75	80,302
3.30%, 09/01/21	220	226,813
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	950	975,897
2.63%, 04/29/23 (Call 01/29/23)	591	612,223
3.50%, 09/18/23 (Call 08/18/23)	750	804,682
Diageo Investment Corp., 2.88%, 05/11/22	912	941,950
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	60	63,174
4.06%, 05/25/23 (Call 04/25/23)	45	48,234
Molson Coors Beverage Co., 3.50%, 05/01/22(b)	136	141,367
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	794	799,923
2.25%, 05/02/22 (Call 04/02/22)	273	279,197
2.75%, 03/05/22	1,208	1,242,488
2.75%, 03/01/23	792	827,965
3.00%, 08/25/21	432	443,923
3.10%, 07/17/22 (Call 05/17/22)(b)	599	622,631
		10,705,639

Biotechnology — 1.3%
Amgen Inc.
1.85%, 08/19/21 (Call 03/07/20)	100	100,754
2.65%, 05/11/22 (Call 04/11/22)	120	122,875
3.63%, 05/15/22 (Call 02/15/22)	133	138,493
3.63%, 05/22/24 (Call 02/22/24)	640	687,981
3.88%, 11/15/21 (Call 08/15/21)	240	248,570
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	102	103,146
2.50%, 09/01/23 (Call 07/01/23)	332	343,477
3.25%, 09/01/22 (Call 07/01/22)	357	372,180
3.70%, 04/01/24 (Call 01/01/24)	1,031	1,106,315
4.40%, 12/01/21 (Call 09/01/21)	170	177,677
		3,401,468

Building Materials — 0.0%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	35	37,763
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(d)	20	21,551
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	63	65,140
		124,454

Chemicals — 2.4%
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	164	172,927
Dow Chemical Co. (The), 3.15%, 05/15/24 (Call 04/15/24)	59	62,546
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	717	782,347
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	1,041	1,062,767
3.25%, 01/14/23 (Call 11/14/22)	680	713,164
4.35%, 12/08/21(b)	1,140	1,193,067
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)(b)	270	279,056
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	461	478,200
3.75%, 11/15/21 (Call 08/15/21)	282	288,635

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.25%, 11/15/23 (Call 08/15/23)(b)	$368	$396,204
PPG Industries Inc., 2.40%, 08/15/24 (Call 07/15/24)	300	309,891
Sasol Financing International Ltd., 4.50%, 11/14/22	30	30,956
Sasol Financing USA LLC, 5.88%, 03/27/24 (Call 02/27/24)	400	423,760
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	300	307,134
3.13%, 06/01/24 (Call 04/01/24)	10	10,593
		6,511,247

Commercial Services — 1.1%
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	675	719,712
4.13%, 08/01/23 (Call 07/01/23)	345	370,940
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	199	203,044
3.25%, 06/07/21 (Call 05/07/21)	100	102,155
4.50%, 09/01/22 (Call 06/01/22)	61	64,800
4.88%, 02/15/24 (Call 11/15/23)(b)	265	294,121
PayPal Holdings Inc., 2.40%, 10/01/24 (Call 09/01/24)	196	201,509
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	924	971,087
		2,927,368
Computers — 3.5%
Apple Inc.
1.80%, 09/11/24 (Call 08/11/24)	55	56,048
2.85%, 05/06/21	100	101,810
2.85%, 05/11/24 (Call 03/11/24)	39	41,194
3.00%, 02/09/24 (Call 12/09/23)	55	58,290
3.45%, 05/06/24	115	124,616
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	260	279,394
4.42%, 06/15/21 (Call 05/15/21)(a)	387	399,365
5.45%, 06/15/23 (Call 04/15/23)(a)	427	470,315
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	143	154,341
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	152	154,704
3.50%, 10/05/21 (Call 09/05/21)	63	64,850
4.40%, 10/15/22 (Call 08/15/22)	972	1,036,249
HP Inc.
4.30%, 06/01/21	162	167,176
4.38%, 09/15/21	582	603,976
4.65%, 12/09/21	367	385,596
International Business Machines Corp.
1.88%, 08/01/22(b)	475	481,802
2.25%, 02/19/21	375	377,948
2.50%, 01/27/22	756	773,282
2.80%, 05/13/21	250	254,528
2.85%, 05/13/22	205	211,738
2.88%, 11/09/22	435	452,905
2.90%, 11/01/21	200	205,448
3.00%, 05/15/24(b)	1,105	1,172,029
3.63%, 02/12/24	660	712,193
Seagate HDD Cayman
4.75%, 06/01/23	580	610,218
4.88%, 03/01/24 (Call 01/01/24)	145	153,207
		9,503,222

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.
1.95%, 02/01/23	245	250,427
2.10%, 05/01/23	246	253,193
2.25%, 11/15/22	154	158,488
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.45%, 11/15/21	$104	$106,263
3.25%, 03/15/24	999	1,077,112
Procter & Gamble Co. (The)
1.70%, 11/03/21	143	144,111
2.15%, 08/11/22	1,375	1,405,676
2.30%, 02/06/22	134	136,873
3.10%, 08/15/23	620	661,081
Unilever Capital Corp.
2.60%, 05/05/24 (Call 03/05/24)	100	104,852
3.00%, 03/07/22	115	119,002
		4,417,078

Diversified Financial Services — 4.7%
Air Lease Corp., 4.25%, 02/01/24 (Call 01/01/24)	210	226,577
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	95	100,456
4.40%, 09/25/23 (Call 08/25/23)	225	240,019
5.00%, 04/01/23	166	180,400
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)(b)	219	229,731
4.13%, 02/13/22	199	207,688
4.63%, 05/19/22	293	307,650
5.13%, 09/30/24	490	542,832
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	643	657,770
2.50%, 07/30/24 (Call 06/30/24)	783	811,024
2.65%, 12/02/22	910	937,537
2.75%, 05/20/22 (Call 04/20/22)	130	133,191
3.00%, 10/30/24 (Call 09/29/24)	80	84,698
3.40%, 02/27/23 (Call 01/27/23)	526	553,431
3.40%, 02/22/24 (Call 01/22/24)	655	701,322
3.70%, 11/05/21 (Call 10/05/21)	185	191,963
3.70%, 08/03/23 (Call 07/03/23)	539	576,967
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	842	848,088
2.70%, 03/03/22 (Call 01/31/22)	635	651,300
Ameriprise Financial Inc., 3.70%, 10/15/24	50	54,819
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	110	113,714
5.38%, 07/24/23	185	202,436
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	451	486,882
Capital One Financial Corp., 3.30%, 10/30/24 (Call 09/30/24)	102	108,795
Discover Financial Services, 3.95%, 11/06/24 (Call 08/06/24)	67	72,745
International Lease Finance Corp.
5.88%, 08/15/22(b)	485	531,022
8.63%, 01/15/22	111	123,852
Invesco Finance PLC, 4.00%, 01/30/24	233	253,555
Mastercard Inc., 3.38%, 04/01/24	535	577,725
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	110	119,397
4.38%, 03/19/24 (Call 02/19/24)(b)	74	80,215
Visa Inc., 2.15%, 09/15/22 (Call 08/15/22)	881	900,267
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	600	622,536
4.25%, 06/09/23 (Call 05/09/23)(b)	260	278,977
		12,709,581

Electric — 5.3%
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23	334	359,812
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	15	15,347

14	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	$10	$10,296
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	50	51,942
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	80	82,543
CMS Energy Corp., 5.05%, 03/15/22 (Call 12/15/21)	20	21,235
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	15	15,469
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	245	252,732
3.38%, 08/15/23 (Call 05/15/23)	109	116,116
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	98	104,895
Dominion Energy Inc.
2.72%, 08/15/21(d)	10	10,158
3.07%, 08/15/24(d)	285	300,678
5.75%, 10/01/54 (Call 10/01/24)(c)	97	104,573
Series B, 2.75%, 01/15/22 (Call 12/15/21)	40	40,897
Series B, 2.75%, 09/15/22 (Call 06/15/22)	39	39,924
Series C, 2.00%, 08/15/21 (Call 07/15/21)	60	60,443
DTE Energy Co.
2.25%, 11/01/22(b)	25	25,454
Series B, 2.60%, 06/15/22	10	10,243
Series C, 2.53%, 10/01/24	75	77,627
Series C, 3.50%, 06/01/24 (Call 03/01/24)	35	37,388
Series F, 3.85%, 12/01/23 (Call 09/01/23)	10	10,729
Edison International
2.95%, 03/15/23 (Call 01/15/23)	302	309,444
3.55%, 11/15/24 (Call 10/15/24)	155	164,250
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	10	10,489
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	60	64,837
5.40%, 11/01/24	10	11,694
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	275	284,622
Series K, 2.75%, 03/15/22 (Call 02/15/22)	745	764,854
Series L, 2.90%, 10/01/24 (Call 08/01/24)	177	186,170
Series N, 3.80%, 12/01/23 (Call 11/01/23)	373	402,187
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	170	171,581
3.50%, 06/01/22 (Call 05/01/22)	258	267,487
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	534	552,188
4.25%, 06/15/22 (Call 03/15/22)	433	456,456
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	835	869,719
3.25%, 06/01/24 (Call 12/01/23)	57	59,841
Georgia Power Co.
2.85%, 05/15/22	105	108,292
Series A, 2.20%, 09/15/24 (Call 08/15/24)	30	30,619
ITC Holdings Corp., 3.65%, 06/15/24 (Call 03/15/24)	80	85,859
National Rural Utilities Cooperative Finance Corp., 4.75%,
04/30/43 (Call 04/30/23)(c)	217	225,658
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/21(b)	805	817,469
2.80%, 01/15/23 (Call 12/15/22)	425	441,307
2.90%, 04/01/22(b)	295	303,697
3.15%, 04/01/24 (Call 03/01/24)	1,151	1,226,344
3.20%, 02/25/22	57	58,947
3.30%, 08/15/22	200	208,336
4.50%, 06/01/21 (Call 03/01/21)	275	283,316
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	8	8,138
Security	Par (000)	Value

Electric (continued)
2.60%, 05/15/23 (Call 11/15/22)(b)	$415	$428,633
NSTAR Electric Co., 2.38%, 10/15/22 (Call 07/15/22)	82	83,728
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	50	50,324
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	50	53,739
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	45	47,818
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22)	162	165,216
Public Service Electric & Gas Co., 3.25%, 09/01/23 (Call 08/01/23)(b)	65	69,003
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	205	207,021
2.88%, 06/15/24 (Call 05/15/24)	430	452,119
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	225	239,945
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	590	634,108
4.05%, 12/01/23 (Call 09/01/23)	241	259,675
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	210	218,810
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)	545	567,443
Southern Power Co., Series E, 2.50%, 12/15/21
(Call 11/15/21)	71	72,193
Virginia Electric & Power Co., 2.95%, 01/15/22 (Call 10/15/21)	15	15,340
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	170	171,280
2.60%, 03/15/22 (Call 02/15/22)	475	486,143
		14,344,840

Electronics — 1.5%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	525	544,645
3.88%, 07/15/23 (Call 04/15/23)	325	345,936
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	133	138,238
Avnet Inc.
3.75%, 12/01/21 (Call 11/01/21)	39	40,191
4.88%, 12/01/22	74	79,563
Flex Ltd., 5.00%, 02/15/23	344	373,120
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	1,228	1,240,526
2.30%, 08/15/24 (Call 07/15/24)	250	259,645
3.35%, 12/01/23	50	53,669
Roper Technologies Inc., 2.35%, 09/15/24 (Call 08/15/24)	185	190,221
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	433	442,322
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	294	312,493
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	5	5,346
3.50%, 02/03/22 (Call 11/03/21)	175	179,034
		4,204,949

Engineering & Construction — 0.4%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	1,110	1,070,950

Food — 1.9%
Campbell Soup Co.
2.50%, 08/02/22	150	153,307
3.65%, 03/15/23 (Call 02/15/23)	724	765,811
Conagra Brands Inc., 4.30%, 05/01/24 (Call 04/01/24)	195	212,328
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	741	761,807
3.15%, 12/15/21 (Call 09/15/21)	994	1,020,421
3.65%, 02/15/24 (Call 11/15/23)	25	26,827
3.70%, 10/17/23 (Call 09/17/23)	548	589,769

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Kellogg Co.
2.65%, 12/01/23	$781	$808,210
3.13%, 05/17/22	235	243,281
Kroger Co. (The), 4.00%, 02/01/24 (Call 11/01/23)	107	116,159
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	375	398,377
Mondelez International Inc., 4.00%, 02/01/24 (Call 11/01/23)	25	27,163
		5,123,460
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24
(Call 05/01/24)	250	264,085
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	50	52,185
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	25	27,048
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	79	84,848
		428,166
Gas — 0.1%
Dominion Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	30	31,844
Series A, 2.50%, 11/15/24 (Call 10/15/24)	20	20,602
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	113	118,524
Southern California Gas Co., 3.15%, 09/15/24 (Call 06/15/24)	195	209,206
		380,176

Health Care - Services — 0.8%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	335	344,172
3.50%, 11/15/24 (Call 08/15/24)	20	21,441
HCA Inc.
4.75%, 05/01/23	763	830,197
5.00%, 03/15/24	447	496,742
Humana Inc., 3.85%, 10/01/24 (Call 07/01/24)	60	64,981
Laboratory Corp. of America Holdings, 3.25%, 09/01/24 (Call 07/01/24)	145	154,805
Quest Diagnostics Inc., 4.25%, 04/01/24 (Call 01/01/24)	256	280,789
		2,193,127

Household Products & Wares — 0.2%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	128	132,417
3.80%, 11/15/21	320	333,059
Kimberly-Clark Corp.
2.40%, 03/01/22(b)	35	35,727
2.40%, 06/01/23	42	43,457
		544,660

Insurance — 1.5%
Allstate Corp. (The), Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	353	383,009
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	550	582,599
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	403	412,434
3.30%, 03/14/23 (Call 01/14/23)	86	90,472
3.50%, 06/03/24 (Call 03/03/24)	335	357,803
3.88%, 03/15/24 (Call 02/15/24)	351	378,838
4.80%, 07/15/21 (Call 04/15/21)	338	351,118
Prudential Financial Inc.
3.50%, 05/15/24	35	37,854
4.50%, 11/16/21	173	181,633
5.20%, 03/15/44 (Call 03/15/24)(c)	214	225,821
5.63%, 06/15/43 (Call 06/15/23)(c)	288	306,288
5.88%, 09/15/42 (Call 09/15/22)(c)	399	418,104
Sompo International Holdings Ltd., 4.70%, 10/15/22	375	403,065
Security	Par (000)	Value

Insurance (continued)
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	$40	$42,330
5.65%, 05/15/53 (Call 05/15/23)(c)	30	31,671
		4,203,039

Internet — 0.2%
Alphabet Inc., 3.38%, 02/25/24	301	325,504
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	90	97,946
		423,450

Iron & Steel — 0.0%
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	46	49,465

Lodging — 0.5%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	120	124,435
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	1,025	1,103,987
		1,228,422

Machinery — 2.7%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	651	653,897
1.93%, 10/01/21	288	289,860
2.15%, 11/08/24	80	82,308
2.40%, 06/06/22(b)	218	222,563
2.55%, 11/29/22	300	309,468
2.63%, 03/01/23	155	160,220
2.85%, 06/01/22	116	119,925
2.85%, 05/17/24	135	142,298
3.15%, 09/07/21	260	267,166
3.30%, 06/09/24	330	353,829
3.75%, 11/24/23	50	54,382
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	84	89,702
3.90%, 05/27/21	287	295,940
CNH Industrial Capital LLC
3.88%, 10/15/21	252	260,109
4.20%, 01/15/24	465	502,800
4.38%, 04/05/22	605	638,275
4.88%, 04/01/21	327	337,778
CNH Industrial NV, 4.50%, 08/15/23	374	406,609
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	103	106,750
4.00%, 11/15/23 (Call 08/15/23)	37	39,237
John Deere Capital Corp.
2.60%, 03/07/24	95	99,208
2.65%, 06/24/24	200	209,572
3.15%, 10/15/21(b)	50	51,552
3.20%, 01/10/22	195	201,377
3.45%, 01/10/24(b)	65	69,982
3.65%, 10/12/23(b)	30	32,393
Xylem Inc./NY, 4.88%, 10/01/21	1,137	1,197,045
		7,194,245

Manufacturing — 1.8%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,657	1,661,988
2.00%, 06/26/22	465	473,477
2.25%, 03/15/23 (Call 02/15/23)	635	653,263
3.25%, 02/14/24 (Call 01/14/24)	1,370	1,461,324
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	15	15,731
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	405	441,920

16	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	$50	$54,034
Parker-Hannifin Corp., 2.70%, 06/14/24 (Call 05/14/24)	165	172,148
		4,933,885

Media — 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	350	370,909
4.50%, 02/01/24 (Call 01/01/24)	329	356,768
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	653	676,312
3.90%, 11/15/24 (Call 08/15/24)	50	54,227
		1,458,216

Mining — 0.2%
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	146	162,589
Newmont Corp.
3.50%, 03/15/22 (Call 12/15/21)	232	238,055
3.70%, 03/15/23 (Call 12/15/22)	50	53,025
		453,669

Oil & Gas — 2.7%
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)	50	51,024
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	25	25,313
2.52%, 09/19/22 (Call 08/19/22)	29	29,886
2.75%, 05/10/23	135	139,733
3.22%, 11/28/23 (Call 09/28/23)	75	79,280
3.22%, 04/14/24 (Call 02/14/24)	170	180,991
3.25%, 05/06/22	35	36,473
3.79%, 02/06/24 (Call 01/06/24)	40	43,217
BP Capital Markets PLC
2.75%, 05/10/23	45	46,820
3.06%, 03/17/22	25	25,865
3.25%, 05/06/22(b)	60	62,291
3.56%, 11/01/21	104	107,741
3.81%, 02/10/24	48	52,018
3.99%, 09/26/23	41	44,435
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	314	323,090
3.80%, 09/15/23 (Call 06/15/23)	180	190,607
Chevron Corp., 2.90%, 03/03/24 (Call 01/03/24)	175	184,338
Cimarex Energy Co., 4.38%, 06/01/24 (Call 03/01/24)(b)	176	187,370
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	232	237,668
3.35%, 11/15/24 (Call 08/15/24)	75	80,631
Continental Resources Inc./OK, 3.80%, 06/01/24 (Call 03/01/24)	55	55,731
Exxon Mobil Corp., 2.02%, 08/16/24 (Call 07/16/24)	85	86,870
Hess Corp., 3.50%, 07/15/24 (Call 04/15/24)	255	264,807
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)	165	176,933
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)(b)	557	567,577
Marathon Petroleum Corp., 4.75%, 12/15/23 (Call 10/15/23)	61	66,571
Noble Energy Inc., 3.90%, 11/15/24 (Call 08/15/24)	55	58,774
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	237	240,022
2.90%, 08/15/24 (Call 07/15/24)	383	388,373
6.95%, 07/01/24	140	164,776
Phillips 66, 4.30%, 04/01/22	155	163,043
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	105	113,414
Total Capital Canada Ltd., 2.75%, 07/15/23	85	88,821
Security	Par (000)	Value

Oil & Gas (continued)
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	$500	$519,335
2.70%, 01/25/23	530	548,142
2.75%, 06/19/21	236	239,632
2.88%, 02/17/22	742	763,637
3.70%, 01/15/24(b)	329	356,692
3.75%, 04/10/24	285	309,995
Total Capital SA, 4.25%, 12/15/21	109	114,430
		7,416,366

Oil & Gas Services — 1.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	1,877	1,926,065
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	170	174,563
3.50%, 08/01/23 (Call 05/01/23)	310	327,236
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	802	815,056
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	11	11,378
		3,254,298

Pharmaceuticals — 4.8%
AbbVie Inc.
2.15%, 11/19/21(a)	295	298,183
2.30%, 11/21/22(a)	79	80,421
2.60%, 11/21/24 (Call 10/21/24)(a)(b).	855	884,788
2.85%, 05/14/23 (Call 03/14/23)	20	20,749
2.90%, 11/06/22	100	103,564
3.20%, 11/06/22 (Call 09/06/22)	198	205,976
3.38%, 11/14/21	162	167,306
3.75%, 11/14/23 (Call 10/14/23)	40	42,946
AmerisourceBergen Corp., 3.40%, 05/15/24 (Call 02/15/24)	44	46,670
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	125	127,754
3.50%, 08/17/23 (Call 07/17/23)	796	850,781
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)(b)	655	674,355
Bristol-Myers Squibb Co.
2.25%, 08/15/21(a)	155	157,003
2.60%, 05/16/22(a)	61	62,582
2.75%, 02/15/23 (Call 01/15/23)(a)	45	46,731
2.90%, 07/26/24 (Call 06/26/24)(a)	775	815,788
3.25%, 08/15/22(a)	35	36,531
3.25%, 02/20/23 (Call 01/20/23)(a)	15	15,778
3.25%, 11/01/23(b)	51	54,327
3.55%, 08/15/22(a)	36	37,849
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)(b)	1,546	1,578,837
3.08%, 06/15/24 (Call 04/15/24)	395	411,041
3.20%, 03/15/23	426	443,666
3.50%, 11/15/24 (Call 08/15/24)	193	205,680
Cigna Corp.
3.40%, 09/17/21	180	184,687
3.50%, 06/15/24 (Call 03/17/24)(a)	100	106,674
3.75%, 07/15/23 (Call 06/15/23)	110	117,279
3.90%, 02/15/22(a)	35	36,498
4.00%, 02/15/22 (Call 11/15/21)(a)	160	166,373
4.75%, 11/15/21(a)	285	299,481
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)	235	242,252
3.38%, 08/12/24 (Call 05/12/24)	25	26,607
3.70%, 03/09/23 (Call 02/09/23)	753	795,183
4.00%, 12/05/23 (Call 09/05/23)	331	355,861

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.75%, 12/01/22 (Call 09/01/22)	$87	$93,639
GlaxoSmithKline Capital Inc., 3.38%, 05/15/23	255	269,805
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	115	118,909
3.00%, 06/01/24 (Call 05/01/24)	60	63,941
Merck & Co. Inc., 2.90%, 03/07/24 (Call 02/07/24)	95	100,779
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	250	266,260
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	445	450,887
2.88%, 09/23/23 (Call 07/23/23)	371	385,143
Zoetis Inc.
3.25%, 08/20/21	239	245,479
3.25%, 02/01/23 (Call 11/01/22)	1,184	1,242,075
		12,937,118

Pipelines — 1.8%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	40	41,465
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24 (Call 01/01/24)	335	383,304
Enable Midstream Partners LP, 3.90%, 05/15/24 (Call 02/15/24)	100	102,538
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	395	414,071
3.50%, 09/01/23 (Call 06/01/23)	60	63,183
4.25%, 09/01/24 (Call 06/01/24)	28	30,628
4.30%, 05/01/24 (Call 02/01/24)	39	42,399
MPLX LP, 4.50%, 07/15/23 (Call 04/15/23)	45	48,531
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	260	266,716
4.25%, 02/01/22 (Call 11/01/21)	53	55,338
7.50%, 09/01/23 (Call 06/01/23)	447	525,046
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	1,332	1,378,620
5.00%, 09/15/23 (Call 06/15/23)	242	266,377
Plains All American Pipeline LP/PAA Finance Corp., 3.60%,11/01/24 (Call 08/01/24)	39	40,624
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 (Call 02/15/24)	200	225,230
6.25%, 03/15/22 (Call 12/15/21)	125	134,648
TransCanada PipeLines Ltd., 2.50%, 08/01/22	223	228,142
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	117	119,817
Williams Companies Inc. (The)
4.30%, 03/04/24 (Call 12/04/23)	85	92,195
4.55%, 06/24/24 (Call 03/24/24)	218	239,096
7.88%, 09/01/21	65	71,107
		4,769,075
Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	110	117,730
4.00%, 01/15/24 (Call 12/15/23)	25	27,121
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	50	54,672
American Tower Corp.
3.00%, 06/15/23	463	482,108
3.38%, 05/15/24 (Call 04/15/24)	221	234,755
3.50%, 01/31/23	558	588,355
5.00%, 02/15/24(b)	363	408,484
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	$56	$58,784
3.80%, 02/01/24 (Call 11/01/23)	284	306,459
3.85%, 02/01/23 (Call 11/01/22)	135	143,381
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	35	37,095
4.10%, 10/01/24 (Call 07/01/24)	85	92,635
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)	75	78,457
CyrusOne LP/CyrusOne Finance Corp., 2.90%, 11/15/24 (Call 10/15/24)	105	106,516
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	445	456,089
Healthpeak Properties Inc.
3.15%, 08/01/22 (Call 05/01/22)	143	147,906
3.88%, 08/15/24 (Call 05/17/24)	285	308,037
4.20%, 03/01/24 (Call 12/01/23)	55	59,859
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	165	178,149
Series C, 4.75%, 03/01/23 (Call 12/01/22)	194	209,858
Series D, 3.75%, 10/15/23 (Call 07/15/23)	43	45,924
Liberty Property LP
4.13%, 06/15/22 (Call 03/05/20)	400	421,240
4.40%, 02/15/24 (Call 03/05/20)	363	402,745
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	50	52,796
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	514	559,289
Service Properties Trust, 4.35%, 10/01/24 (Call 09/01/24)	173	182,233
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	25	26,756
3.75%, 05/01/24 (Call 02/01/24)	50	53,672
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	205	219,389
4.50%, 01/15/24 (Call 10/15/23)	30	32,936
Weyerhaeuser Co.
4.63%, 09/15/23	31	34,100
4.70%, 03/15/21 (Call 12/15/20)	35	35,792
		6,163,322

Retail — 1.8%
AutoNation Inc., 3.50%, 11/15/24 (Call 09/15/24)	18	18,849
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	935	962,901
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	806	828,576
2.70%, 04/01/23 (Call 01/01/23)	347	361,140
3.25%, 03/01/22	25	25,877
3.75%, 02/15/24 (Call 11/15/23)(b)	720	784,771
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	520	520,140
3.63%, 06/01/24 (Call 03/01/24)	360	366,750
3.88%, 01/15/22 (Call 10/15/21)	159	161,929
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	489	502,350
QVC Inc., 4.85%, 04/01/24	165	172,699
Target Corp., 3.50%, 07/01/24	180	196,708
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)(b)	85	90,615
		4,993,305

Savings & Loans — 0.0%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	120	126,007

18	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors — 2.8%
Analog Devices Inc., 3.13%, 12/05/23 (Call 10/05/23)	$60	$63,386
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 01/15/24 (Call 11/15/23)	195	204,701
Broadcom Inc., 3.63%, 10/15/24 (Call 09/15/24)(a)	60	63,148
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)(b)	657	660,745
2.35%, 05/11/22 (Call 04/11/22)	609	622,575
2.70%, 12/15/22	478	496,652
2.88%, 05/11/24 (Call 03/11/24)	415	438,842
3.10%, 07/29/22	471	491,677
3.30%, 10/01/21	1,249	1,288,418
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	171	183,187
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)	431	469,743
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	1,401	1,416,817
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	173	175,052
2.63%, 05/15/24 (Call 03/15/24)	831	871,586
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	44	46,064
		7,492,593

Software — 2.9%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	16	16,773
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	22	24,559
Fiserv Inc., 2.75%, 07/01/24 (Call 06/01/24)	140	145,774
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	1,560	1,567,504
2.00%, 08/08/23 (Call 06/08/23)(b)	190	194,672
2.38%, 02/12/22 (Call 01/12/22)	1,181	1,209,214
2.38%, 05/01/23 (Call 02/01/23)	445	460,197
2.40%, 02/06/22 (Call 01/06/22)	1,175	1,203,823
2.65%, 11/03/22 (Call 09/03/22)(b)	107	110,772
2.88%, 02/06/24 (Call 12/06/23)	465	490,817
3.63%, 12/15/23 (Call 09/15/23)	385	416,562
Oracle Corp., 2.95%, 11/15/24 (Call 09/15/24)	105	111,640
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	1,042	1,098,330
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	747	770,209
		7,820,846

Telecommunications — 2.0%
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	85	93,383
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	215	216,821
2.90%, 03/04/21	100	101,366
Juniper Networks Inc., 4.50%, 03/15/24	55	60,263
Motorola Solutions Inc.
3.50%, 03/01/23	160	167,816
3.75%, 05/15/22	200	208,526
4.00%, 09/01/24	327	353,369
Orange SA, 4.13%, 09/14/21	1,853	1,933,531
Vodafone Group PLC
2.50%, 09/26/22	915	937,290
2.95%, 02/19/23(b)	480	499,570
3.75%, 01/16/24	684	737,680
		5,309,615

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)	235	244,602
Security	Par/ Shares (000)	Value

Transportation — 2.0%
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)(b)	$66	$67,557
2.95%, 11/21/24 (Call 08/21/24)	50	52,912
CSX Corp., 3.40%, 08/01/24 (Call 05/01/24)	115	123,691
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	170	177,358
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	74	76,799
3.00%, 04/01/22 (Call 01/01/22)	253	260,428
3.25%, 12/01/21 (Call 09/01/21)	153	157,203
3.85%, 01/15/24 (Call 10/15/23)	92	99,669
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	210	212,127
2.50%, 09/01/22 (Call 08/01/22)	610	623,036
2.50%, 09/01/24 (Call 08/01/24)(b)	550	564,795
2.80%, 03/01/22 (Call 02/01/22)	350	357,766
3.40%, 03/01/23 (Call 02/01/23)	161	168,511
3.45%, 11/15/21 (Call 10/15/21)	275	282,354
3.65%, 03/18/24 (Call 02/18/24)	533	568,903
3.75%, 06/09/23 (Call 05/09/23)	374	397,988
3.88%, 12/01/23 (Call 11/01/23)	330	355,555
United Parcel Service Inc., 2.35%, 05/16/22 (Call 04/16/22)	967	989,173
		5,535,825
Total Corporate Bonds & Notes — 96.2% (Cost: $255,623,891)		261,142,071

Short-Term Investments

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	9,629	9,635,799
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	8,684	8,684,000
		18,319,799
Total Short-Term Investments — 6.7% (Cost: $18,317,317)		18,319,799

Total Investments in Securities — 102.9% (Cost: $273,941,208)		279,461,870

Other Assets, Less Liabilities — (2.9)%.		(7,884,793)

Net Assets — 100.0%.		$271,577,077

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (continued)	iShares® ESG 1-5 Year USD Corporate Bond ETF
February 29, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 02/29/20(000)	Value at 02/29/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,545	5,084	9,629	$9,635,799	$16,800	(b)	$(373)	$1,908
BlackRock Cash Funds: Treasury, SL Agency Shares	1,497	7,187	8,684	8,684,000	61,885		—	—
				$18,319,799	$78,685		$(373)	$1,908

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$261,142,071	$—	$261,142,071
Money Market Funds	18,319,799	—	—	18,319,799
	$18,319,799	$261,142,071	$—	$279,461,870

See notes to financial statements.

20	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	$30	$40,069
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	15	16,434
3.65%, 11/01/24 (Call 08/01/24)	105	112,668
WPP Finance 2010
3.63%, 09/07/22	150	157,212
3.75%, 09/19/24	330	353,892
		680,275

Aerospace & Defense — 1.8%
Embraer Netherlands Finance BV
5.05%, 06/15/25	135	147,434
5.40%, 02/01/27	125	141,484
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	5	5,429
4.70%, 08/15/25 (Call 05/15/25)	5	5,562
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)	55	63,985
4.40%, 06/15/28 (Call 03/15/28)(a)	25	29,100
5.05%, 04/27/45 (Call 10/27/44)	50	65,680
Raytheon Co.
3.15%, 12/15/24 (Call 09/15/24)	35	37,796
4.20%, 12/15/44 (Call 06/15/44)	25	31,421
4.70%, 12/15/41	5	6,628
4.88%, 10/15/40	5	6,800
7.20%, 08/15/27	69	93,064
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	377	387,982
3.20%, 03/15/24 (Call 01/15/24)	425	452,888
3.50%, 03/15/27 (Call 12/15/26)	125	139,143
4.35%, 04/15/47 (Call 10/15/46)	45	57,999
4.80%, 12/15/43 (Call 06/15/43)	5	6,690
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	20	23,395
4.05%, 05/04/47 (Call 11/04/46)	20	24,386
4.13%, 11/16/28 (Call 08/16/28)	40	46,916
4.15%, 05/15/45 (Call 11/16/44)	25	30,730
4.50%, 06/01/42	70	89,824
4.63%, 11/16/48 (Call 05/16/48)	80	107,227
5.40%, 05/01/35	15	20,603
5.70%, 04/15/40	20	29,049
6.05%, 06/01/36	5	7,208
6.13%, 07/15/38	35	51,888
7.50%, 09/15/29(b)	90	131,630
		2,241,941

Agriculture — 0.5%
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	20	23,491
4.02%, 04/16/43	35	42,364
4.50%, 03/15/49 (Call 09/15/48)	5	6,611
4.54%, 03/26/42	40	51,651
5.38%, 09/15/35	5	6,741
5.94%, 10/01/32	25	34,632
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	125	129,364
3.75%, 09/25/27 (Call 06/25/27)	60	63,221
4.35%, 03/15/24 (Call 02/15/24)	288	311,559
		669,634
Security	Par (000)	Value

Airlines — 0.2%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	$77	$79,085
3.75%, 10/28/29 (Call 07/28/29)	25	25,232
3.80%, 04/19/23 (Call 03/19/23)	25	26,252
4.38%, 04/19/28 (Call 01/19/28)	60	63,616
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	5	5,277
Southwest Airlines Co., 3.00%, 11/15/26 (Call 08/15/26)	10	10,401
		209,863

Apparel — 0.3%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	140	144,333
2.38%, 11/01/26 (Call 08/01/26)	65	68,404
3.38%, 11/01/46 (Call 05/01/46)	10	11,503
3.63%, 05/01/43 (Call 11/01/42)	29	33,996
3.88%, 11/01/45 (Call 05/01/45)	25	30,745
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)(b)	70	72,343
		361,324

Auto Manufacturers — 1.1%
American Honda Finance Corp.
2.30%, 09/09/26	115	119,450
2.90%, 02/16/24	15	15,745
3.38%, 12/10/21	50	51,832
3.50%, 02/15/28	130	145,284
3.55%, 01/12/24	80	85,909
3.63%, 10/10/23	30	32,348
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	315	338,080
4.88%, 10/01/43 (Call 04/01/43)	20	26,869
Daimler Finance North America LLC, 8.50%, 01/18/31	70	106,701
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	40	40,458
4.75%, 01/15/43	65	56,300
5.29%, 12/08/46 (Call 06/08/46)(b)	50	45,786
6.63%, 10/01/28	85	95,566
7.40%, 11/01/46	10	11,649
7.45%, 07/16/31	45	50,479
General Motors Co.
5.20%, 04/01/45	35	34,660
5.40%, 04/01/48 (Call 10/01/47)	35	35,685
5.95%, 04/01/49 (Call 10/01/48)	30	32,999
6.25%, 10/02/43	40	44,834
6.60%, 04/01/36 (Call 10/01/35)	20	24,137
6.75%, 04/01/46 (Call 10/01/45)	15	17,681
		1,412,452

Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	30	32,422
Aptiv PLC
4.35%, 03/15/29 (Call 12/15/28)	15	17,146
4.40%, 10/01/46 (Call 04/01/46)	10	10,601
5.40%, 03/15/49 (Call 09/15/48)	40	48,111
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	20	21,930
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	35	37,913
4.15%, 10/01/25 (Call 07/01/25)	5	5,418
		173,541

Banks — 17.8%
Australia & New Zealand Banking Group Ltd./New York NY 2.30%, 06/01/21	250	253,107

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.55%, 11/23/21	$250	$254,600
2.63%, 05/19/22	150	154,305
Bank of America Corp.
3.00%, 12/20/23 (Call 12/20/22)(c)	65	67,356
3.42%, 12/20/28 (Call 12/20/27)(c)	65	70,167
3.71%, 04/24/28 (Call 04/24/27)(c)	60	65,942
3.82%, 01/20/28 (Call 01/20/27)(c)	65	71,910
3.95%, 01/23/49 (Call 01/23/48)(c)	105	125,585
4.00%, 01/22/25	15	16,352
4.20%, 08/26/24	80	87,862
4.24%, 04/24/38 (Call 04/24/37)(c)	80	96,464
4.25%, 10/22/26.	80	88,752
4.33%, 03/15/50 (Call 03/15/49)(c)	29	36,954
4.44%, 01/20/48 (Call 01/20/47)(c)	70	89,517
4.45%, 03/03/26	65	73,260
4.88%, 04/01/44	35	47,164
5.00%, 01/21/44	60	81,161
5.88%, 02/07/42	60	88,885
6.11%, 01/29/37	105	147,209
Series L, 3.95%, 04/21/25	65	70,840
Series L, 4.18%, 11/25/27 (Call 11/25/26)	54	60,077
Series L, 4.75%, 04/21/45	79	103,736
Bank of Montreal
1.90%, 08/27/21	100	100,707
2.35%, 09/11/22	55	56,236
2.55%, 11/06/22 (Call 10/06/22)	85	87,745
2.90%, 03/26/22	140	144,042
3.80%, 12/15/32 (Call 12/15/27)(c)	120	130,909
4.34%, 10/05/28 (Call 10/05/23)(c)	125	134,381
Series E, 3.30%, 02/05/24	10	10,633
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	10	10,250
2.45%, 08/17/26 (Call 05/17/26)	25	26,227
2.60%, 02/07/22 (Call 01/07/22)	10	10,222
2.80%, 05/04/26 (Call 02/04/26)	25	26,539
2.95%, 01/29/23 (Call 12/29/22)	15	15,595
3.00%, 10/30/28 (Call 07/30/28)	10	10,768
3.25%, 09/11/24 (Call 08/11/24)	15	16,126
3.25%, 05/16/27 (Call 02/16/27)	60	65,209
3.30%, 08/23/29 (Call 05/23/29)	65	71,216
3.40%, 01/29/28 (Call 10/29/27)	50	55,178
3.44%, 02/07/28 (Call 02/07/27)(c)	125	137,397
3.85%, 04/28/28	95	109,541
3.95%, 11/18/25 (Call 10/18/25)(b)	10	11,275
Series G, 3.00%, 02/24/25 (Call 01/24/25)	15	15,939
Bank of Nova Scotia (The)
2.45%, 09/19/22	30	30,886
2.70%, 03/07/22	210	215,237
2.80%, 07/21/21	110	112,409
3.40%, 02/11/24	25	26,576
4.50%, 12/16/25(b)	147	166,136
Barclays PLC
4.95%, 01/10/47	25	31,110
4.97%, 05/16/29 (Call 05/16/28)(c)	200	231,072
5.25%, 08/17/45(b)	30	38,380
BBVA USA
2.50%, 08/27/24 (Call 07/27/24)	250	253,772
2.88%, 06/29/22 (Call 05/29/22)	600	616,338
3.50%, 06/11/21 (Call 05/11/21)	100	102,368
3.88%, 04/10/25 (Call 03/10/25)	15	16,229
Security	Par (000)	Value

Banks (continued)
BNP Paribas SA, 3.25%, 03/03/23	$95	$99,914
BPCE SA, 2.75%, 12/02/21	365	373,771
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	15	15,378
3.10%, 04/02/24	495	522,398
3.50%, 09/13/23	105	112,567
Citigroup Inc.
3.52%, 10/27/28 (Call 10/27/27)(c)	65	70,770
3.67%, 07/24/28 (Call 07/24/27)(c)	65	71,415
3.89%, 01/10/28 (Call 01/10/27)(c)	50	55,365
4.08%, 04/23/29 (Call 04/23/28)(c)	90	102,053
4.13%, 07/25/28	25	27,861
4.28%, 04/24/48 (Call 04/24/47)(c)	45	56,278
4.45%, 09/29/27	85	95,893
4.60%, 03/09/26	30	34,127
4.65%, 07/30/45	45	59,022
4.65%, 07/23/48 (Call 06/23/48)	40	52,892
4.75%, 05/18/46	110	138,659
5.30%, 05/06/44	15	20,345
5.88%, 02/22/33	45	60,138
5.88%, 01/30/42	40	58,752
6.00%, 10/31/33	55	75,165
6.63%, 06/15/32	30	41,708
6.68%, 09/13/43	20	30,901
8.13%, 07/15/39	110	191,777
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	50	55,946
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	115	123,174
4.00%, 02/01/29 (Call 11/03/28)	115	130,647
Cooperatieve Rabobank UA
3.88%, 02/08/22	110	115,164
4.38%, 08/04/25	250	276,757
5.25%, 05/24/41	75	107,734
Deutsche Bank AG, 4.10%, 01/13/26.	60	63,316
Deutsche Bank AG/London, 3.70%, 05/30/24	65	68,192
Deutsche Bank AG/New York NY
3.70%, 05/30/24	50	52,033
4.25%, 10/14/21	115	118,754
Fifth Third Bancorp., 8.25%, 03/01/38	40	66,550
Goldman Sachs Capital I, 6.35%, 02/15/34	20	28,158
Goldman Sachs Group Inc. (The)
2.91%, 06/05/23 (Call 06/05/22)(c)	25	25,694
3.00%, 04/26/22 (Call 04/26/21)	100	101,413
3.27%, 09/29/25 (Call 09/29/24)(c)	5	5,298
3.50%, 11/16/26 (Call 11/16/25)	75	80,590
3.63%, 01/22/23	45	47,537
3.63%, 02/20/24 (Call 01/20/24)	10	10,684
3.69%, 06/05/28 (Call 06/05/27)(c)	79	86,473
3.75%, 05/22/25 (Call 02/22/25)	35	38,029
3.75%, 02/25/26 (Call 11/25/25)	80	87,649
3.81%, 04/23/29 (Call 04/23/28)(c)	65	71,760
3.85%, 07/08/24 (Call 04/08/24)	20	21,598
3.85%, 01/26/27 (Call 01/26/26)	85	93,269
4.02%, 10/31/38 (Call 10/31/37)(c)	64	73,545
4.22%, 05/01/29 (Call 05/01/28)(c)	105	119,047
4.25%, 10/21/25	50	54,724
4.41%, 04/23/39 (Call 04/23/38)(c)	70	83,807
4.75%, 10/21/45 (Call 04/21/45)	70	90,322
4.80%, 07/08/44 (Call 01/08/44)	65	83,479
5.15%, 05/22/45	35	45,328

22	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.95%, 01/15/27	$25	$30,358
6.13%, 02/15/33	50	69,625
6.25%, 02/01/41	80	116,846
6.45%, 05/01/36	30	41,094
6.75%, 10/01/37	95	137,834
HSBC Holdings PLC
6.10%, 01/14/42	100	146,256
6.50%, 09/15/37	125	172,141
7.63%, 05/17/32	65	91,933
Intesa Sanpaolo SpA, 5.25%, 01/12/24(b)	300	328,812
JPMorgan Chase & Co.
3.78%, 02/01/28 (Call 02/01/27)(c)	30	33,235
3.90%, 01/23/49 (Call 01/23/48)(c)	75	88,959
3.96%, 11/15/48 (Call 11/15/47)(c)	60	72,743
4.03%, 07/24/48 (Call 07/24/47)(c)	40	48,698
4.13%, 12/15/26	78	87,910
4.25%, 10/01/27	30	33,938
4.26%, 02/22/48 (Call 02/22/47)(c)	90	111,188
4.85%, 02/01/44	34	45,369
4.95%, 06/01/45	70	93,928
5.40%, 01/06/42	60	82,758
5.50%, 10/15/40	40	55,634
5.60%, 07/15/41	55	78,209
5.63%, 08/16/43	35	50,163
6.40%, 05/15/38	80	119,030
7.63%, 10/15/26	30	39,815
KeyCorp.
2.55%, 10/01/29	65	66,350
4.15%, 10/29/25	130	146,585
5.10%, 03/24/21(b)	100	103,609
Lloyds Banking Group PLC, 4.58%, 12/10/25	200	220,192
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	55	59,018
Mitsubishi UFJ Financial Group Inc.
2.67%, 07/25/22	90	92,371
3.22%, 03/07/22	140	144,841
3.41%, 03/07/24	5	5,320
3.78%, 03/02/25	10	10,888
4.29%, 07/26/38	10	12,436
Morgan Stanley
2.63%, 11/17/21	10	10,179
2.75%, 05/19/22	90	92,491
3.13%, 01/23/23	30	31,313
3.13%, 07/27/26	70	74,648
3.59%, 07/22/28 (Call 07/22/27)(b)(c).	55	60,413
3.63%, 01/20/27	55	60,245
3.70%, 10/23/24	35	38,042
3.74%, 04/24/24 (Call 04/24/23)(c)	5	5,310
3.75%, 02/25/23	45	47,822
3.77%, 01/24/29 (Call 01/24/28)(c)	55	61,009
3.88%, 01/27/26	30	33,081
3.95%, 04/23/27(b)	65	71,527
3.97%, 07/22/38 (Call 07/22/37)(c)	70	80,272
4.00%, 07/23/25	35	38,835
4.30%, 01/27/45	100	122,478
4.35%, 09/08/26	70	78,993
4.38%, 01/22/47	110	139,452
4.43%, 01/23/30 (Call 01/23/29)(c)	45	52,295
4.88%, 11/01/22	15	16,234
5.00%, 11/24/25	75	86,688
6.38%, 07/24/42	90	138,050
Security	Par (000)	Value

Banks (continued)
7.25%, 04/01/32	$90	$134,489
Series F, 3.88%, 04/29/24	25	27,131
National Australia Bank Ltd./New York, 2.50%, 07/12/26	275	287,845
Northern Trust Corp.
2.38%, 08/02/22(b)	206	210,623
3.15%, 05/03/29 (Call 02/03/29)	115	125,874
3.38%, 08/23/21	125	128,521
3.38%, 05/08/32 (Call 05/08/27)(c)	140	148,261
3.65%, 08/03/28 (Call 05/03/28)	165	187,881
3.95%, 10/30/25	170	191,938
PNC Financial Services Group Inc. (The)
3.30%, 03/08/22 (Call 02/06/22)(b)	83	86,070
3.50%, 01/23/24 (Call 12/23/23)	50	53,197
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	39	40,088
3.80%, 08/14/23 (Call 07/14/23)	25	26,929
7.38%, 12/10/37	35	52,758
Royal Bank of Canada
2.75%, 02/01/22	40	41,167
3.70%, 10/05/23	75	80,632
4.65%, 01/27/26	35	40,377
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	100	112,199
6.10%, 06/10/23	105	116,048
6.13%, 12/15/22	105	114,638
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	110	114,765
3.70%, 03/28/22 (Call 02/28/22)	134	138,719
4.40%, 07/13/27 (Call 04/14/27)	120	131,549
4.50%, 07/17/25 (Call 04/17/25)(b)	215	236,537
Santander UK PLC, 4.00%, 03/13/24	75	81,698
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	251,825
2.80%, 03/11/22	250	256,437
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(c)	165	169,298
2.65%, 05/15/23 (Call 05/15/22)(c)	15	15,371
2.65%, 05/19/26	290	305,239
3.10%, 05/15/23	180	189,423
3.30%, 12/16/24	241	259,504
3.55%, 08/18/25	330	363,013
3.70%, 11/20/23	275	300,330
3.78%, 12/03/24 (Call 12/03/23)(c)	50	54,025
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21(b)	100	101,491
2.78%, 07/12/22	15	15,432
2.78%, 10/18/22	15	15,478
3.10%, 01/17/23	65	67,875
3.35%, 10/18/27(b)	15	16,251
3.36%, 07/12/27	27	29,353
3.54%, 01/17/28	30	32,950
3.75%, 07/19/23	35	37,476
3.78%, 03/09/26	5	5,517
3.94%, 10/16/23	30	32,431
SVB Financial Group, 3.50%, 01/29/25	165	177,481
Svenska Handelsbanken AB, 1.88%, 09/07/21	250	251,887
Toronto-Dominion Bank (The)
1.80%, 07/13/21(b)	25	25,134
3.25%, 03/11/24	215	229,426
3.50%, 07/19/23	165	176,134

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 09/15/31 (Call 09/15/26)(b)(c)	$216	$235,792
Truist Bank, 3.63%, 09/16/25 (Call 08/16/25)(b)	50	54,898
Truist Financial Corp.
2.75%, 04/01/22 (Call 03/01/22)	20	20,538
2.85%, 10/26/24 (Call 09/26/24)(b)	5	5,259
3.05%, 06/20/22 (Call 05/20/22)	55	56,863
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	45	50,804
Westpac Banking Corp.
2.00%, 08/19/21	360	363,521
2.10%, 05/13/21	195	196,730
2.50%, 06/28/22	15	15,398
2.70%, 08/19/26	25	26,351
2.75%, 01/11/23	65	67,404
2.80%, 01/11/22	230	236,031
2.85%, 05/13/26	90	95,514
3.30%, 02/26/24	25	26,585
3.35%, 03/08/27	110	121,048
3.40%, 01/25/28	85	94,458
3.65%, 05/15/23	145	154,899
4.11%, 07/24/34 (Call 07/24/29)(c)	95	104,108
4.32%, 11/23/31 (Call 11/23/26)(c)	25	27,584
		22,651,636

Beverages — 4.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	60	71,885
4.90%, 02/01/46 (Call 08/01/45)	165	203,341
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	10	10,343
3.30%, 02/01/23 (Call 12/01/22)(b)	307	322,605
3.65%, 02/01/26 (Call 11/01/25)	100	109,669
3.70%, 02/01/24(b)	85	91,672
4.00%, 01/17/43	10	11,051
4.63%, 02/01/44	34	40,762
4.70%, 02/01/36 (Call 08/01/35)	80	94,858
4.90%, 02/01/46 (Call 08/01/45)	45	55,017
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22(b)	7	7,189
3.50%, 01/12/24 (Call 12/12/23)(b)	25	26,849
3.75%, 07/15/42	30	32,216
4.00%, 04/13/28 (Call 01/13/28)	30	33,882
4.15%, 01/23/25 (Call 12/23/24)	215	239,547
4.38%, 04/15/38 (Call 10/15/37)	15	17,354
4.44%, 10/06/48 (Call 04/06/48)	30	35,110
4.60%, 04/15/48 (Call 10/15/47)	45	53,983
4.75%, 01/23/29 (Call 10/23/28)	351	416,135
4.75%, 04/15/58 (Call 10/15/57)	45	54,374
4.90%, 01/23/31 (Call 10/23/30)(b)	50	60,745
4.95%, 01/15/42	60	74,670
5.45%, 01/23/39 (Call 07/23/38)	35	45,095
5.55%, 01/23/49 (Call 07/23/48)	50	67,868
5.80%, 01/23/59 (Call 07/23/58)	35	49,148
8.00%, 11/15/39	10	16,461
8.20%, 01/15/39	25	40,879
Coca-Cola Co. (The)
2.50%, 04/01/23(b)	50	51,970
2.90%, 05/25/27	35	38,123
3.20%, 11/01/23	90	96,362
Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
4.50%, 05/09/47 (Call 11/09/46)	$35	$41,382
5.25%, 11/15/48 (Call 05/15/48)	19	24,819
Diageo Capital PLC
2.13%, 10/24/24 (Call 09/24/24)	200	205,452
2.38%, 10/24/29 (Call 07/24/29)	200	208,460
2.63%, 04/29/23 (Call 01/29/23)	345	357,389
3.88%, 05/18/28 (Call 02/18/28)(b)	200	229,122
Diageo Investment Corp., 2.88%, 05/11/22	370	382,151
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	70	71,594
3.13%, 12/15/23 (Call 10/15/23)	40	42,116
3.43%, 06/15/27 (Call 03/15/27)	40	43,020
4.42%, 12/15/46 (Call 06/15/46)	25	29,218
4.50%, 11/15/45 (Call 05/15/45)	10	11,689
4.60%, 05/25/28 (Call 02/25/28)	50	57,754
5.09%, 05/25/48 (Call 11/25/47)	5	6,390
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	50	52,139
4.20%, 07/15/46 (Call 01/15/46)	75	76,624
5.00%, 05/01/42	60	68,245
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	105	110,531
2.63%, 07/29/29 (Call 04/29/29)	50	53,571
2.75%, 03/05/22(b)	55	56,570
2.75%, 03/01/23	25	26,135
2.75%, 04/30/25 (Call 01/30/25)	75	79,465
2.85%, 02/24/26 (Call 11/24/25)	90	96,785
3.00%, 10/15/27 (Call 07/15/27)	45	49,163
3.38%, 07/29/49 (Call 01/29/49)	5	5,730
3.45%, 10/06/46 (Call 04/06/46)	80	91,625
3.50%, 07/17/25 (Call 04/17/25)	105	115,337
3.60%, 03/01/24 (Call 12/01/23)	220	238,273
4.00%, 03/05/42	45	54,910
4.00%, 05/02/47 (Call 11/02/46)(b)	40	49,906
4.25%, 10/22/44 (Call 04/22/44)	10	12,700
4.45%, 04/14/46 (Call 10/14/45)	55	72,913
4.60%, 07/17/45 (Call 01/17/45)	15	19,922
5.50%, 01/15/40	50	72,680
		5,582,943

Biotechnology — 1.4%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	95	97,523
2.60%, 08/19/26 (Call 05/19/26)	5	5,239
2.65%, 05/11/22 (Call 04/11/22)	55	56,318
2.70%, 05/01/22 (Call 03/01/22)	20	20,501
3.13%, 05/01/25 (Call 02/01/25)	30	32,034
3.20%, 11/02/27 (Call 08/02/27)	50	54,269
3.63%, 05/22/24 (Call 02/22/24)	35	37,624
4.40%, 05/01/45 (Call 11/01/44)	45	52,370
4.56%, 06/15/48 (Call 12/15/47)	34	41,469
4.66%, 06/15/51 (Call 12/15/50)	80	99,401
4.95%, 10/01/41	20	25,446
5.15%, 11/15/41 (Call 05/15/41)	20	25,989
5.75%, 03/15/40(b)	50	68,956
6.38%, 06/01/37	55	79,752
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	30	33,088
5.25%, 06/23/45 (Call 12/23/44)	40	55,899

24	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	$95	$105,763
5.20%, 09/15/45 (Call 03/15/45)(b)	85	109,726
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	52	53,798
2.95%, 03/01/27 (Call 12/01/26)	40	42,877
3.25%, 09/01/22 (Call 07/01/22)	85	88,614
3.50%, 02/01/25 (Call 11/01/24)	55	59,706
3.65%, 03/01/26 (Call 12/01/25)	70	77,263
3.70%, 04/01/24 (Call 01/01/24)	65	69,748
4.00%, 09/01/36 (Call 03/01/36)	5	5,818
4.15%, 03/01/47 (Call 09/01/46)(b)	70	84,444
4.50%, 02/01/45 (Call 08/01/44)	50	61,651
4.60%, 09/01/35 (Call 03/01/35)	20	25,127
4.75%, 03/01/46 (Call 09/01/45)	45	57,854
4.80%, 04/01/44 (Call 10/01/43)	75	96,031
5.65%, 12/01/41 (Call 06/01/41)	15	21,218
		1,745,516

Building Materials — 0.5%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	25	26,974
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	117	126,075
3.90%, 02/14/26 (Call 11/14/25)	10	11,156
4.50%, 02/15/47 (Call 08/15/46)	10	12,244
4.63%, 07/02/44 (Call 01/02/44)	40	48,528
4.95%, 07/02/64 (Call 01/02/64)(d)	13	16,328
5.13%, 09/14/45 (Call 03/14/45)	10	12,896
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	10	11,184
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	10	10,732
4.38%, 04/01/26 (Call 01/01/26)	35	39,387
4.45%, 04/01/25 (Call 01/01/25)	80	88,842
4.50%, 05/15/47 (Call 11/15/46)	15	16,954
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	85	88,943
3.95%, 08/15/29 (Call 05/15/29)(b)	20	22,361
4.30%, 07/15/47 (Call 01/15/47)	25	26,513
4.40%, 01/30/48 (Call 07/30/47)	5	5,446
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	34	39,898
4.70%, 03/01/48 (Call 09/01/47)	5	6,185
		610,646

Chemicals — 2.6%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	20	24,484
Celanese U.S. Holdings LLC, 4.63%, 11/15/22(b)	50	53,816
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	20	22,089
4.63%, 10/01/44 (Call 04/01/44)	15	17,314
4.80%, 05/15/49 (Call 11/15/48)	30	35,367
5.55%, 11/30/48 (Call 05/30/48)	15	19,048
9.40%, 05/15/39.	30	51,708
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	50	54,557
4.49%, 11/15/25 (Call 09/15/25)	50	56,282
4.73%, 11/15/28 (Call 08/15/28)	45	51,921
5.32%, 11/15/38 (Call 05/15/38)	80	97,278
5.42%, 11/15/48 (Call 05/15/48)	50	62,973
Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	$10	$11,521
4.80%, 09/01/42 (Call 03/01/42)	45	52,294
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	260	265,437
2.70%, 11/01/26 (Call 08/01/26)	103	109,484
3.25%, 01/14/23 (Call 11/14/22)	115	120,609
3.25%, 12/01/27 (Call 09/01/27)	155	170,515
3.95%, 12/01/47 (Call 06/01/47)	100	121,590
4.35%, 12/08/21	735	769,214
5.50%, 12/08/41	25	35,220
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	25	29,612
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	30	33,432
4.45%, 09/26/28 (Call 06/26/28)(b)	15	17,175
5.00%, 09/26/48 (Call 03/26/48)	25	29,375
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	35	40,689
5.25%, 07/15/43	15	17,994
LYB International Finance III LLC, 4.20%, 10/15/49 (Call 04/15/49)(b)	10	10,524
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	35	38,517
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	30	31,590
5.65%, 12/01/44 (Call 06/01/44)	29	29,599
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(b)	60	63,803
4.25%, 11/15/23 (Call 08/15/23)	60	64,598
4.88%, 11/15/41 (Call 05/15/41)	15	16,813
5.45%, 11/15/33 (Call 05/15/33)	32	37,296
5.63%, 11/15/43 (Call 05/15/43)(b)	30	35,925
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	35	36,833
3.15%, 10/01/22 (Call 07/01/22)	15	15,568
3.38%, 03/15/25 (Call 12/15/24)	55	58,780
3.50%, 06/01/23 (Call 03/01/23)	27	28,447
4.00%, 12/15/26 (Call 09/15/26)	10	10,969
4.13%, 03/15/35 (Call 09/15/34)	15	16,677
4.20%, 04/01/29 (Call 01/01/29)(b)	15	17,124
4.90%, 06/01/43 (Call 12/01/42)	19	22,676
5.00%, 04/01/49 (Call 10/01/48)	5	6,283
5.25%, 01/15/45 (Call 07/15/44)	20	25,116
5.88%, 12/01/36	10	12,779
PPG Industries Inc., 3.75%, 03/15/28 (Call 12/15/27)(b)	85	95,670
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	5	5,836
RPM International Inc., 5.25%, 06/01/45 (Call 12/01/44)	20	23,670
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)(b)	35	35,832
3.13%, 06/01/24 (Call 04/01/24)(b)	10	10,593
3.45%, 08/01/25 (Call 05/01/25)	55	59,571
3.45%, 06/01/27 (Call 03/01/27)	40	43,650
3.80%, 08/15/49 (Call 02/15/49)	15	16,513
4.00%, 12/15/42 (Call 06/15/42)	5	5,555
4.50%, 06/01/47 (Call 12/01/46)	25	30,135
Westlake Chemical Corp., 4.38%, 11/15/47 (Call 05/15/47)(b)	15	15,856
		3,293,796

Commercial Services — 0.9%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	82	90,307
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	53	59,793

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	$50	$56,565
4.75%, 08/01/28 (Call 05/01/28)	50	58,421
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	25	25,508
3.25%, 01/15/28 (Call 10/15/27)	45	48,807
4.25%, 02/01/29 (Call 11/01/28)	25	29,512
4.88%, 12/17/48 (Call 06/17/48)	35	46,675
5.25%, 07/15/44	12	16,375
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	385	404,620
4.00%, 03/18/29 (Call 12/18/28)(b)	260	297,843
S&P Global Inc.
3.25%, 12/01/49 (Call 06/01/49)	25	27,076
4.50%, 05/15/48 (Call 11/15/47)	10	13,267
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	5	6,782
		1,181,551

Computers — 2.8%
Apple Inc.
2.40%, 01/13/23 (Call 12/13/22)	20	20,635
2.40%, 05/03/23	75	77,511
2.75%, 01/13/25 (Call 11/13/24)	39	41,247
2.85%, 02/23/23 (Call 12/23/22)	131	136,734
2.85%, 05/11/24 (Call 03/11/24)	20	21,125
2.90%, 09/12/27 (Call 06/12/27)	85	91,635
3.00%, 02/09/24 (Call 12/09/23)	10	10,598
3.00%, 06/20/27 (Call 03/20/27)(b)	15	16,241
3.00%, 11/13/27 (Call 08/13/27)	10	10,883
3.20%, 05/13/25	25	27,082
3.20%, 05/11/27 (Call 02/11/27)	35	38,312
3.25%, 02/23/26 (Call 11/23/25)	45	49,152
3.35%, 02/09/27 (Call 11/09/26)	60	66,080
3.45%, 05/06/24	10	10,836
3.45%, 02/09/45	30	34,019
3.75%, 11/13/47 (Call 05/13/47)	25	29,892
3.85%, 05/04/43	80	95,338
3.85%, 08/04/46 (Call 02/04/46)	50	59,491
4.25%, 02/09/47 (Call 08/09/46)	30	38,165
4.38%, 05/13/45	40	51,329
4.45%, 05/06/44	30	38,826
4.50%, 02/23/36 (Call 08/23/35)	20	25,468
4.65%, 02/23/46 (Call 08/23/45)(b)	100	133,307
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(a)	85	91,340
4.90%, 10/01/26 (Call 08/01/26)(a)	45	50,484
5.30%, 10/01/29 (Call 07/01/29)(a)	15	17,261
5.45%, 06/15/23 (Call 04/15/23)(a)	105	115,651
6.02%, 06/15/26 (Call 03/15/26)(a)	75	87,820
8.10%, 07/15/36 (Call 01/15/36)(a)	20	27,465
8.35%, 07/15/46 (Call 01/15/46)(a)	50	67,848
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	10	10,793
4.75%, 04/15/27 (Call 01/15/27)(b)	35	38,468
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	275	293,177
4.90%, 10/15/25 (Call 07/15/25)	95	107,996
6.20%, 10/15/35 (Call 04/15/35)	5	6,186
6.35%, 10/15/45 (Call 04/15/45)(b)	45	56,181
HP Inc.
4.05%, 09/15/22	75	79,477
Security	Par (000)	Value

Computers (continued)
4.30%, 06/01/21	$25	$25,799
4.38%, 09/15/21	75	77,832
4.65%, 12/09/21	25	26,267
6.00%, 09/15/41	45	51,643
International Business Machines Corp.
2.88%, 11/09/22	100	104,116
2.90%, 11/01/21	120	123,269
3.38%, 08/01/23	150	159,865
3.50%, 05/15/29(b)	150	168,250
3.63%, 02/12/24	118	127,331
4.00%, 06/20/42	25	29,657
4.25%, 05/15/49	100	124,278
5.60%, 11/30/39	30	42,252
5.88%, 11/29/32	15	20,485
6.22%, 08/01/27	25	32,149
6.50%, 01/15/28	15	19,734
7.00%, 10/30/25	70	89,160
Seagate HDD Cayman
4.75%, 06/01/23	30	31,563
4.75%, 01/01/25	48	50,164
4.88%, 03/01/24 (Call 01/01/24)	10	10,566
4.88%, 06/01/27 (Call 03/01/27)	15	15,891
5.75%, 12/01/34 (Call 06/01/34)	35	36,269
		3,540,593

Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
2.25%, 11/15/22	25	25,729
3.25%, 03/15/24	24	25,877
3.70%, 08/01/47 (Call 02/01/47)	20	24,918
4.00%, 08/15/45	65	83,522
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	65	69,601
4.15%, 03/15/47 (Call 09/15/46)	5	6,216
4.38%, 06/15/45 (Call 12/15/44)	20	25,349
Procter & Gamble Co. (The)
1.70%, 11/03/21(b)	50	50,389
2.15%, 08/11/22	150	153,346
2.45%, 11/03/26	62	66,259
2.70%, 02/02/26	40	43,217
2.85%, 08/11/27	105	115,461
3.10%, 08/15/23	74	78,903
3.50%, 10/25/47	25	30,961
5.50%, 02/01/34	10	14,112
5.80%, 08/15/34	10	14,884
Unilever Capital Corp., 3.38%, 03/22/25 (Call 01/22/25)	100	108,973
		937,717

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	20	22,606
4.20%, 05/15/47 (Call 11/15/46)	15	18,188
4.60%, 06/15/45 (Call 12/15/44)	35	44,774
		85,568

Diversified Financial Services — 3.2%
Air Lease Corp.
3.63%, 12/01/27 (Call 09/01/27)	50	52,985
4.25%, 02/01/24 (Call 01/01/24)	10	10,789
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	10	10,574
4.40%, 09/25/23 (Call 08/25/23)	60	64,005

26	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.00%, 04/01/23	$15	$16,301
Ally Financial Inc.
4.63%, 03/30/25(b)	25	27,415
5.13%, 09/30/24	100	110,782
8.00%, 11/01/31	85	117,955
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	40	40,919
2.50%, 07/30/24 (Call 06/30/24)	60	62,147
2.65%, 12/02/22	135	139,085
3.00%, 10/30/24 (Call 09/29/24)	50	52,937
3.40%, 02/27/23 (Call 01/27/23)	140	147,301
3.40%, 02/22/24 (Call 01/22/24)	180	192,730
3.63%, 12/05/24 (Call 11/04/24)	20	21,646
3.70%, 11/05/21 (Call 10/05/21)	50	51,882
3.70%, 08/03/23 (Call 07/03/23)	170	181,975
4.05%, 12/03/42	55	69,202
4.20%, 11/06/25 (Call 10/06/25)	55	62,160
American Express Credit Corp.
2.70%, 03/03/22 (Call 01/31/22)	15	15,385
3.30%, 05/03/27 (Call 04/03/27)	125	137,110
Ameriprise Financial Inc.
3.00%, 03/22/22	110	113,354
4.00%, 10/15/23	35	37,938
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	35	38,611
4.00%, 04/01/24 (Call 02/01/24)	15	16,193
4.25%, 06/02/26 (Call 03/02/26)	25	28,000
4.70%, 09/20/47 (Call 03/20/47)	30	36,222
4.85%, 03/29/29 (Call 12/29/28)	35	41,624
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	50	54,639
3.80%, 01/31/28 (Call 12/31/27)	80	87,720
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	35	50,547
Credit Suisse USA Inc., 7.13%, 07/15/32	120	182,611
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	50	54,635
Franklin Resources Inc., 2.85%, 03/30/25	30	31,837
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	305	347,773
Intercontinental Exchange Inc.
3.45%, 09/21/23 (Call 08/21/23)	151	161,366
4.25%, 09/21/48 (Call 03/21/48)	20	24,454
Invesco Finance PLC
3.13%, 11/30/22	65	68,009
3.75%, 01/15/26	110	122,395
5.38%, 11/30/43	30	40,245
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	80	90,364
Jefferies Group LLC
6.25%, 01/15/36	20	24,898
6.50%, 01/20/43	20	25,234
Legg Mason Inc.
4.75%, 03/15/26(b)	5	5,724
5.63%, 01/15/44	30	41,254
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	45	48,599
3.38%, 04/01/24	15	16,198
3.50%, 02/26/28 (Call 11/26/27)	15	16,807
3.65%, 06/01/49 (Call 12/01/48)	15	18,054
3.80%, 11/21/46 (Call 05/21/46)	10	12,141
3.95%, 02/26/48 (Call 08/26/47)	35	43,699
ORIX Corp., 3.70%, 07/18/27	25	27,720
Security	Par (000)	Value

Diversified Financial Services (continued)
Raymond James Financial Inc., 4.95%, 07/15/46	$15	$18,718
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	35	37,527
4.50%, 07/23/25 (Call 04/23/25)	25	27,637
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	45	45,984
2.80%, 12/14/22 (Call 10/14/22)	30	31,143
3.15%, 12/14/25 (Call 09/14/25)	110	119,448
3.65%, 09/15/47 (Call 03/15/47)	30	35,889
4.15%, 12/14/35 (Call 06/14/35)	45	55,845
4.30%, 12/14/45 (Call 06/14/45)	105	136,545
Western Union Co. (The), 6.20%, 11/17/36	10	11,910
		4,014,796

Electric — 7.9%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	15	15,311
AEP Transmission Co. LLC
4.00%, 12/01/46 (Call 06/01/46)	5	5,946
4.25%, 09/15/48 (Call 03/15/48)(b)	15	18,670
Alabama Power Co., 6.00%, 03/01/39	30	43,668
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28 (Call 09/01/28)	20	23,107
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	5	6,040
4.45%, 06/01/45 (Call 12/01/44)	10	12,286
7.00%, 04/01/38	5	7,445
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	15	16,023
3.75%, 05/15/46 (Call 11/15/45)	5	5,793
4.20%, 08/15/48 (Call 02/15/48)	35	43,406
4.35%, 11/15/45 (Call 05/15/45)	10	12,543
4.50%, 04/01/42 (Call 10/01/41)	20	25,304
5.05%, 09/01/41 (Call 03/01/41)	5	6,591
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	98	104,553
3.80%, 06/01/29 (Call 03/01/29)	190	213,210
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	30	38,650
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	100	103,901
3.20%, 09/15/49 (Call 03/15/49)(b)	5	5,373
3.35%, 07/01/23 (Call 04/01/23)	80	84,500
3.50%, 08/15/46 (Call 02/15/46)	20	22,563
6.35%, 10/01/36	10	14,673
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	25	31,120
5.15%, 11/15/43 (Call 05/15/43)	30	40,340
5.95%, 05/15/37	50	70,610
6.13%, 04/01/36	35	49,911
CenterPoint Energy Houston Electric LLC, Series AC, 4.25%, 02/01/49 (Call 08/01/48)	25	32,054
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	95	101,538
3.45%, 08/15/27 (Call 05/15/27)	20	21,986
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	40	42,054
3.65%, 06/15/46 (Call 12/15/45)	10	11,442
3.70%, 08/15/28 (Call 05/15/28)	15	16,981
3.80%, 10/01/42 (Call 04/01/42)	5	5,838
4.00%, 03/01/48 (Call 09/01/47)	5	6,015
4.00%, 03/01/49 (Call 09/01/48)	5	6,020
4.35%, 11/15/45 (Call 05/15/45)	5	6,338

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.60%, 08/15/43 (Call 02/15/43)	$5	$6,406
4.70%, 01/15/44 (Call 07/15/43)	10	13,049
5.90%, 03/15/36(b)	15	21,330
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	30	32,416
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	5	5,823
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	5	5,323
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)(b)	115	118,593
4.00%, 04/01/48 (Call 10/01/47)	10	12,295
Series A, 3.20%, 03/15/27 (Call 12/15/26)	15	16,310
Series A, 4.15%, 06/01/45 (Call 12/01/44)	25	31,117
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)(b)	30	34,076
3.85%, 06/15/46 (Call 12/15/45)	15	17,114
3.95%, 03/01/43 (Call 09/01/42)	20	23,048
4.45%, 03/15/44 (Call 09/15/43)	40	49,262
4.50%, 12/01/45 (Call 06/01/45)	30	37,912
4.63%, 12/01/54 (Call 06/01/54)	40	53,130
Series 05-A, 5.30%, 03/01/35	5	6,679
Series 06-A, 5.85%, 03/15/36	10	13,846
Series 08-B, 6.75%, 04/01/38	30	45,873
Series 09-C, 5.50%, 12/01/39	30	41,325
Series 12-A, 4.20%, 03/15/42	5	6,002
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	5	5,818
Series A, 4.13%, 05/15/49 (Call 11/15/48)	35	42,931
Series B, 3.13%, 11/15/27 (Call 08/15/27)	5	5,434
Series C, 4.30%, 12/01/56 (Call 06/01/56)	5	6,217
Series E, 4.65%, 12/01/48 (Call 06/01/48)	15	19,814
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	10	10,078
Consumers Energy Co.
3.95%, 07/15/47 (Call 01/15/47)	13	16,377
4.05%, 05/15/48 (Call 11/15/47)	60	75,513
4.35%, 04/15/49 (Call 10/15/48)	10	13,234
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	55	58,870
4.15%, 05/15/45 (Call 11/15/44)	10	12,161
Dominion Energy Inc.
7.00%, 06/15/38	30	43,890
Series C, 4.05%, 09/15/42 (Call 03/15/42)	25	28,408
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	20	29,392
5.45%, 02/01/41 (Call 08/01/40)	25	34,731
6.05%, 01/15/38	15	21,789
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	40	46,440
3.75%, 06/01/45 (Call 12/01/44)	10	11,609
4.25%, 12/15/41 (Call 06/15/41)	29	35,604
5.30%, 02/15/40	10	13,802
6.00%, 01/15/38	20	29,436
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	55	60,969
4.80%, 12/15/45 (Call 06/15/45)	30	37,773
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	38	44,653
6.35%, 09/15/37	25	37,253
Duke Energy Indiana LLC, 3.75%, 05/15/46 (Call 11/15/45)	25	28,770
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	15	17,148
4.10%, 05/15/42 (Call 11/15/41)	15	18,191
4.15%, 12/01/44 (Call 06/01/44)	10	12,354
Security	Par (000)	Value

Electric (continued)
Edison International
2.40%, 09/15/22 (Call 08/15/22)	$25	$25,367
2.95%, 03/15/23 (Call 01/15/23)	30	30,739
4.13%, 03/15/28 (Call 12/15/27)	30	32,470
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	110	118,694
Enel Chile SA, 4.88%, 06/12/28	60	68,161
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	107	111,604
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	16	18,771
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	20	20,809
4.20%, 09/01/48 (Call 03/01/48)	20	25,432
5.40%, 11/01/24	65	76,011
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)(b)	45	46,575
Series H, 3.15%, 01/15/25 (Call 10/15/24)	40	42,365
Series K, 2.75%, 03/15/22 (Call 02/15/22)	137	140,651
Series L, 2.90%, 10/01/24 (Call 08/01/24)	5	5,259
Series M, 3.30%, 01/15/28 (Call 10/15/27)(b)	95	102,783
Series N, 3.80%, 12/01/23 (Call 11/01/23)	60	64,695
Series O, 4.25%, 04/01/29 (Call 01/01/29)(b)	20	23,244
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	75	75,697
3.40%, 04/15/26 (Call 01/15/26)	55	59,891
3.50%, 06/01/22 (Call 05/01/22)	50	51,838
3.95%, 06/15/25 (Call 03/15/25)	110	121,794
4.45%, 04/15/46 (Call 10/15/45)	10	12,225
4.95%, 06/15/35 (Call 12/15/34)	20	24,838
5.10%, 06/15/45 (Call 12/15/44)	10	12,978
5.63%, 06/15/35	15	19,925
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	30	36,167
5.75%, 10/01/41 (Call 04/01/41)	5	6,037
6.25%, 10/01/39	80	101,194
FirstEnergy Corp., Series C, 4.85%, 07/15/47 (Call 01/15/47)	34	41,972
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	25	26,039
3.13%, 12/01/25 (Call 06/01/25)	385	415,527
3.15%, 10/01/49 (Call 04/01/49)	45	49,959
3.25%, 06/01/24 (Call 12/01/23)	112	117,583
3.70%, 12/01/47 (Call 06/01/47)	15	17,743
3.80%, 12/15/42 (Call 06/15/42)	30	35,318
3.95%, 03/01/48 (Call 09/01/47)	25	30,801
4.05%, 06/01/42 (Call 12/01/41)	35	42,800
4.05%, 10/01/44 (Call 04/01/44)	5	6,234
4.13%, 02/01/42 (Call 08/01/41)	19	23,412
4.13%, 06/01/48 (Call 12/01/47)	25	31,961
4.95%, 06/01/35	17	23,165
5.25%, 02/01/41 (Call 08/01/40)	5	6,943
5.63%, 04/01/34	50	70,002
5.69%, 03/01/40	10	14,609
5.95%, 02/01/38	41	61,087
5.96%, 04/01/39	10	15,091
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	11	11,967
Iberdrola International BV, 6.75%, 07/15/36	15	22,837
Indiana Michigan Power Co.
Series K, 4.55%, 03/15/46 (Call 09/15/45)	20	25,550
Series L, 3.75%, 07/01/47 (Call 01/01/47)	35	39,976
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	20	22,178
3.60%, 04/01/29 (Call 01/01/29)(b)	25	28,054

28	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 09/26/28 (Call 06/26/28)	$10	$11,540
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	80	82,218
3.65%, 06/15/24 (Call 03/15/24)	26	27,904
5.30%, 07/01/43 (Call 01/01/43)	40	52,369
Kentucky Utilities Co.
4.38%, 10/01/45 (Call 04/01/45)	5	6,254
5.13%, 11/01/40 (Call 05/01/40)	5	6,687
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	25	31,358
National Grid USA, 5.80%, 04/01/35	85	110,393
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	50	60,848
4.75%, 04/30/43 (Call 04/30/23)(c)	5	5,200
5.25%, 04/20/46 (Call 04/20/26)(c)	35	38,019
Series C, 8.00%, 03/01/32	15	23,923
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	85	88,261
2.90%, 04/01/22	25	25,737
3.15%, 04/01/24 (Call 03/01/24)	69	73,517
3.25%, 04/01/26 (Call 02/01/26)	10	10,762
3.30%, 08/15/22	25	26,042
3.50%, 04/01/29 (Call 01/01/29)	165	182,391
3.55%, 05/01/27 (Call 02/01/27)	335	367,914
4.50%, 06/01/21 (Call 03/01/21)	5	5,151
4.80%, 12/01/77 (Call 12/01/27)(c)	10	10,605
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	8	8,138
2.60%, 05/15/23 (Call 11/15/22)	18	18,591
2.90%, 03/01/50 (Call 09/01/49)(b)	15	15,657
3.40%, 08/15/42 (Call 02/15/42)	10	10,877
3.60%, 09/15/47 (Call 03/15/47)	55	63,696
4.00%, 08/15/45 (Call 02/15/45)	15	18,728
5.35%, 11/01/39	10	14,228
6.25%, 06/01/36	10	14,697
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	170	184,739
3.25%, 05/15/29 (Call 02/15/29)(b)	10	11,053
4.40%, 03/01/44 (Call 09/01/43)	15	18,891
PacifiCorp, 4.10%, 02/01/42 (Call 08/01/41)	25	30,118
PECO Energy Co.
3.15%, 10/15/25 (Call 07/15/25)	15	16,153
3.90%, 03/01/48 (Call 09/01/47)	10	12,216
4.15%, 10/01/44 (Call 04/01/44)	5	6,204
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	85	91,356
4.15%, 03/15/43 (Call 09/15/42)	30	36,783
6.50%, 11/15/37	15	22,528
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	10	11,204
4.70%, 06/01/43 (Call 12/01/42)	25	30,552
5.00%, 03/15/44 (Call 09/15/43)	10	12,692
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	5	5,260
3.95%, 06/01/47 (Call 12/01/46)	4	4,808
4.15%, 06/15/48 (Call 12/15/47)(b)	10	12,524
6.25%, 05/15/39	5	7,548
Progress Energy Inc.
6.00%, 12/01/39	50	71,382
7.00%, 10/30/31	50	72,049
PSEG Power LLC, 8.63%, 04/15/31	100	145,163
Security	Par (000)	Value

Electric (continued)
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$17	$17,337
3.60%, 09/15/42 (Call 03/15/42)	10	11,247
3.80%, 06/15/47 (Call 12/15/46)	5	6,023
4.05%, 09/15/49 (Call 03/15/49)	5	6,348
4.30%, 03/15/44 (Call 09/15/43)	5	6,211
Series 17, 6.25%, 09/01/37	10	15,268
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	5	5,455
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	39	41,677
3.60%, 07/01/49 (Call 01/01/49)	10	11,496
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	10	10,390
2.38%, 05/15/23 (Call 02/15/23)	10	10,321
3.00%, 05/15/27 (Call 02/15/27)(b)	65	70,461
3.20%, 08/01/49 (Call 02/01/49)	25	27,797
3.60%, 12/01/47 (Call 06/01/47)	15	17,965
3.65%, 09/01/28 (Call 06/01/28)	23	26,309
3.80%, 03/01/46 (Call 09/01/45)	15	17,995
3.85%, 05/01/49 (Call 11/01/48)	5	6,145
4.05%, 05/01/48 (Call 11/01/47)	10	12,601
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	85	85,838
2.65%, 11/15/22 (Call 10/15/22)	50	51,388
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	197	203,196
3.00%, 08/15/21	10	10,191
4.15%, 05/15/48 (Call 11/15/47)	5	6,166
4.50%, 08/15/40	45	56,803
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	40	42,657
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	15	17,399
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	10	12,343
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	10	10,325
3.25%, 06/15/27 (Call 03/15/27)	25	26,801
3.40%, 02/01/28 (Call 11/01/27)	25	26,897
3.55%, 06/15/24 (Call 03/15/24)	140	150,466
3.75%, 11/15/25 (Call 08/15/25)	45	49,068
4.00%, 02/01/48 (Call 08/01/47)	40	44,111
4.05%, 12/01/23 (Call 09/01/23)	52	56,029
6.00%, 10/15/39	15	20,708
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	5	5,592
4.05%, 03/15/42 (Call 09/15/41)	5	5,651
4.50%, 09/01/40 (Call 03/01/40)	15	18,178
4.65%, 10/01/43 (Call 04/01/43)	55	66,729
5.50%, 03/15/40	40	53,826
5.63%, 02/01/36	10	13,254
6.00%, 01/15/34	24	33,379
6.05%, 03/15/39	31	43,179
6.65%, 04/01/29	45	57,499
Series 05-E, 5.35%, 07/15/35	30	39,748
Series 06-E, 5.55%, 01/15/37	5	6,694
Series 08-A, 5.95%, 02/01/38	10	13,857
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	10	11,219
Series C, 3.60%, 02/01/45 (Call 08/01/44)	5	5,292
Series C, 4.13%, 03/01/48 (Call 09/01/47)	10	11,623
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	25	26,829
4.25%, 07/01/36 (Call 01/01/36)	100	114,740

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.40%, 07/01/46 (Call 01/01/46)	$60	$70,521
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)(c)	15	15,618
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	20	22,325
5.15%, 09/15/41	40	49,143
Series E, 2.50%, 12/15/21 (Call 11/15/21)	20	20,336
Series F, 4.95%, 12/15/46 (Call 06/15/46)	15	18,526
Southwestern Electric Power Co.
6.20%, 03/15/40	20	28,276
Series J, 3.90%, 04/01/45 (Call 10/01/44)	10	11,057
Series K, 2.75%, 10/01/26 (Call 07/01/26)	15	15,734
Series M, 4.10%, 09/15/28 (Call 06/15/28)	30	33,975
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	50	56,382
4.50%, 08/15/41 (Call 02/15/41)	5	6,359
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)(b)	10	11,503
4.10%, 06/15/42 (Call 12/15/41)	25	30,260
4.30%, 06/15/48 (Call 12/15/47)	10	12,266
4.35%, 05/15/44 (Call 11/15/43)	10	12,638
Virginia Electric & Power Co.
6.35%, 11/30/37	10	15,014
Series C, 4.00%, 11/15/46 (Call 05/15/46)	15	17,906
Series D, 4.65%, 08/15/43 (Call 02/15/43)	10	12,804
Wisconsin Electric Power Co., 4.30%, 10/15/48 (Call 04/15/48)	5	6,221
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	18	19,456
Wisconsin Public Service Corp.
3.30%, 09/01/49 (Call 03/01/49)	40	43,642
4.75%, 11/01/44 (Call 05/01/44)	15	20,369
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	88	94,670
3.35%, 12/01/26 (Call 06/01/26)	120	130,590
3.50%, 12/01/49 (Call 06/01/49)	5	5,523
4.00%, 06/15/28 (Call 12/15/27)	30	34,115
6.50%, 07/01/36	4	5,769
		10,093,060

Electronics — 1.4%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	70	72,990
3.20%, 10/01/22 (Call 07/01/22)	200	207,484
3.88%, 07/15/23 (Call 04/15/23)	155	164,985
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	20	21,228
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	95	100,658
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	30	32,627
4.88%, 12/01/22	45	48,383
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	15	16,650
4.88%, 06/15/29 (Call 03/15/29)	20	22,220
5.00%, 02/15/23	65	70,502
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	10	11,768
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	30	30,306
2.50%, 11/01/26 (Call 08/01/26)	170	179,816
3.81%, 11/21/47 (Call 05/21/47)	45	56,907
5.70%, 03/15/36	10	14,255
5.70%, 03/15/37	10	14,532
Series 30, 5.38%, 03/01/41	25	36,419
Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	$50	$52,706
4.55%, 10/30/24 (Call 07/30/24)	50	55,588
4.60%, 04/06/27 (Call 01/06/27)	75	85,759
Legrand France SA, 8.50%, 02/15/25	12	16,004
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	101	108,063
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	5	5,108
4.95%, 02/15/27 (Call 11/16/26)	59	62,116
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	50	53,145
4.75%, 12/01/24 (Call 09/01/24)	45	49,758
4.90%, 06/15/28 (Call 03/15/28)	55	63,093
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	90	96,687
3.70%, 02/15/26 (Call 11/15/25)	50	54,721
		1,804,478

Engineering & Construction — 0.1%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	70	67,537
4.25%, 09/15/28 (Call 06/15/28)(b)	65	60,920
		128,457

Environmental Control — 0.0%
Waste Management Inc., 4.15%, 07/15/49 (Call 01/15/49)	25	31,155

Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	20,544
Campbell Soup Co.
2.50%, 08/02/22	50	51,102
3.30%, 03/19/25 (Call 12/19/24)	60	63,359
4.15%, 03/15/28 (Call 12/15/27)	110	122,584
4.80%, 03/15/48 (Call 09/15/47)	15	18,288
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	40	43,554
4.60%, 11/01/25 (Call 09/01/25)	35	39,214
4.85%, 11/01/28 (Call 08/01/28)	10	11,646
5.30%, 11/01/38 (Call 05/01/38)(b)	15	18,241
5.40%, 11/01/48 (Call 05/01/48)	35	44,240
7.00%, 10/01/28	10	13,054
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	15	15,399
3.20%, 02/10/27 (Call 11/10/26)	50	54,138
3.65%, 02/15/24 (Call 11/15/23)	85	91,210
3.70%, 10/17/23 (Call 09/17/23)	40	43,049
4.00%, 04/17/25 (Call 02/17/25)	180	199,481
4.15%, 02/15/43 (Call 08/15/42)	20	22,776
4.20%, 04/17/28 (Call 01/17/28)	70	80,531
4.70%, 04/17/48 (Call 10/17/47)	25	31,106
5.40%, 06/15/40	35	45,745
JM Smucker Co. (The)
4.25%, 03/15/35	65	74,820
4.38%, 03/15/45	10	11,321
Kellogg Co.
2.65%, 12/01/23	74	76,578
3.13%, 05/17/22	55	56,938
3.25%, 04/01/26	64	68,868
3.40%, 11/15/27 (Call 08/15/27)	85	92,475
4.30%, 05/15/28 (Call 02/15/28)	65	74,517
4.50%, 04/01/46	50	58,926
Series B, 7.45%, 04/01/31	25	36,570

30	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	$10	$13,380
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	5	5,182
3.40%, 04/15/22 (Call 01/15/22)	35	36,301
3.70%, 08/01/27 (Call 05/01/27)	5	5,531
3.88%, 10/15/46 (Call 04/15/46)	30	30,653
4.00%, 02/01/24 (Call 11/01/23)	40	43,424
4.45%, 02/01/47 (Call 08/01/46)	20	22,277
4.50%, 01/15/29 (Call 10/15/28)(b)	55	64,511
4.65%, 01/15/48 (Call 07/15/47)	15	17,043
5.15%, 08/01/43 (Call 02/01/43)	10	12,198
5.40%, 07/15/40 (Call 01/15/40)	45	55,447
5.40%, 01/15/49 (Call 07/15/48)	15	18,952
6.90%, 04/15/38(b)	10	13,874
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	75	79,675
3.40%, 08/15/27 (Call 05/15/27)	70	76,030
4.20%, 08/15/47 (Call 02/15/47)	25	29,957
Mondelez International Inc.
3.63%, 02/13/26 (Call 12/13/25)	10	11,121
4.13%, 05/07/28 (Call 02/07/28)	10	11,632
4.63%, 05/07/48 (Call 11/07/47)	10	12,710
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	10	10,878
3.55%, 03/15/25 (Call 01/15/25)(b)	40	43,581
3.75%, 10/01/25 (Call 07/01/25)	25	27,617
4.50%, 04/01/46 (Call 10/01/45)	40	48,320
4.85%, 10/01/45 (Call 04/01/45)	30	37,941
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)(b)	30	36,527
5.10%, 09/28/48 (Call 03/28/48)	30	39,155
5.15%, 08/15/44 (Call 02/15/44)	20	25,857
		2,410,048

Forest Products & Paper — 0.3%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	70	75,733
5.50%, 01/17/27	115	125,928
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	30	33,083
4.40%, 08/15/47 (Call 02/15/47)	20	21,752
4.80%, 06/15/44 (Call 12/15/43)	55	63,993
5.00%, 09/15/35 (Call 03/15/35)	5	6,230
5.15%, 05/15/46 (Call 11/15/45)	30	35,985
7.30%, 11/15/39	15	22,029
		384,733

Gas — 0.7%
CenterPoint Energy Resources Corp., 4.10%, 09/01/47 (Call 03/01/47)	15	17,661
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	25	29,376
4.80%, 11/01/43 (Call 05/01/43)	15	18,550
National Fuel Gas Co.
4.75%, 09/01/28 (Call 06/01/28)	50	55,477
5.20%, 07/15/25 (Call 04/15/25)	28	31,497
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	35	41,456
4.80%, 02/15/44 (Call 08/15/43)	25	30,887
Security	Par (000)	Value

Gas (continued)
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	$5	$6,662
4.66%, 02/01/44 (Call 08/01/43)	25	32,349
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	120	128,742
3.20%, 06/15/25 (Call 03/15/25)	25	26,973
3.75%, 09/15/42 (Call 03/15/42)	25	28,866
5.13%, 11/15/40	5	6,627
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	130	137,037
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	15	18,785
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	30	38,030
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	50	62,858
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	20	22,596
4.40%, 06/01/43 (Call 12/01/42)	25	29,589
Southwest Gas Corp., 4.15%, 06/01/49 (Call 12/01/48)	40	48,479
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	15	17,086
		829,583

Health Care - Products — 0.8%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	45	58,978
4.75%, 04/15/43 (Call 10/15/42)(b)	55	73,046
4.90%, 11/30/46 (Call 05/30/46)	60	83,563
5.30%, 05/27/40	25	34,414
6.00%, 04/01/39	10	15,168
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	15	15,596
Boston Scientific Corp.
4.70%, 03/01/49 (Call 09/01/48)	35	45,512
7.38%, 01/15/40	5	8,066
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)(b)	10	12,626
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	45	49,868
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	95	109,772
Koninklijke Philips NV, 5.00%, 03/15/42	35	46,832
Medtronic Inc.
4.38%, 03/15/35	70	89,392
4.63%, 03/15/45	110	148,756
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	5	5,917
4.38%, 05/15/44 (Call 11/15/43)	30	36,937
4.63%, 03/15/46 (Call 09/15/45)	30	39,206
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	50	60,816
5.30%, 02/01/44 (Call 08/01/43)	45	62,407
Zimmer Biomet Holdings Inc., 4.45%, 08/15/45 (Call 02/15/45)	5	5,725
		1,002,597

Health Care - Services — 1.6%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	35	36,541
4.13%, 11/15/42 (Call 05/15/42)	25	27,479
4.50%, 05/15/42 (Call 11/15/41)	25	28,366
4.75%, 03/15/44 (Call 09/15/43)	30	35,182
6.63%, 06/15/36	30	41,589
Anthem Inc.
3.70%, 09/15/49 (Call 03/15/49)(b)	35	35,840
4.38%, 12/01/47 (Call 06/01/47)	5	5,646
4.55%, 03/01/48 (Call 09/01/47)	50	58,791
4.63%, 05/15/42	45	52,312
4.65%, 01/15/43	35	41,061

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.65%, 08/15/44 (Call 02/15/44)	$10	$11,774
5.10%, 01/15/44(b)	30	37,021
6.38%, 06/15/37(b)	25	34,938
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	40	43,783
4.50%, 02/15/27 (Call 08/15/26)	40	44,223
4.75%, 05/01/23	55	59,844
5.00%, 03/15/24	45	50,008
5.13%, 06/15/39 (Call 12/15/38)	25	29,191
5.25%, 04/15/25	25	28,421
5.25%, 06/15/26 (Call 12/15/25)	80	91,453
5.25%, 06/15/49 (Call 12/15/48)	35	40,523
5.50%, 06/15/47 (Call 12/15/46)	75	88,994
Humana Inc.
3.85%, 10/01/24 (Call 07/01/24)	20	21,660
3.95%, 03/15/27 (Call 12/15/26)	80	88,777
3.95%, 08/15/49 (Call 02/15/49)	15	16,278
4.63%, 12/01/42 (Call 06/01/42)	20	24,234
4.80%, 03/15/47 (Call 09/15/46)	35	42,921
4.95%, 10/01/44 (Call 04/01/44)	35	43,289
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	73	77,936
3.60%, 02/01/25 (Call 11/01/24)	90	96,892
3.60%, 09/01/27 (Call 06/01/27)(b)	5	5,479
4.70%, 02/01/45 (Call 08/01/44)	10	11,973
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	10	10,369
3.45%, 06/01/26 (Call 03/01/26)	55	59,937
4.20%, 06/30/29 (Call 03/30/29)	75	86,231
4.70%, 03/30/45 (Call 09/30/44)	25	30,452
UnitedHealth Group Inc.
3.70%, 08/15/49 (Call 02/15/49)	10	11,123
3.75%, 10/15/47 (Call 04/15/47)	10	11,302
3.88%, 08/15/59 (Call 02/15/59)	15	17,062
4.20%, 01/15/47 (Call 07/15/46)	50	59,669
4.25%, 04/15/47 (Call 10/15/46)	20	24,169
4.25%, 06/15/48 (Call 12/15/47)	15	18,194
4.45%, 12/15/48 (Call 06/15/48)	50	62,668
4.63%, 11/15/41 (Call 05/15/41)	10	12,381
4.75%, 07/15/45	65	83,737
5.70%, 10/15/40 (Call 04/15/40)	25	35,454
6.63%, 11/15/37	30	45,450
6.88%, 02/15/38	80	122,296
		2,042,913

Home Furnishings — 0.0%
Whirlpool Corp.
4.00%, 03/01/24	15	16,283
4.50%, 06/01/46 (Call 12/01/45)	25	27,749
		44,032

Household Products & Wares — 0.4%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(b)	200	206,902
3.10%, 10/01/27 (Call 07/01/27)	10	10,781
3.90%, 05/15/28 (Call 02/15/28)	25	28,539
Kimberly-Clark Corp.
2.40%, 06/01/23	42	43,457
3.05%, 08/15/25	79	85,770
3.20%, 04/25/29 (Call 01/25/29)(b)	50	55,899
3.20%, 07/30/46 (Call 01/30/46)	35	38,508
Security	Par (000)	Value

Household Products & Wares (continued)
3.90%, 05/04/47 (Call 11/04/46)	$25	$30,352
3.95%, 11/01/28 (Call 08/01/28)	35	40,872
5.30%, 03/01/41	20	27,735
		568,815

Insurance — 2.8%
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)(b)	5	5,968
4.20%, 12/15/46 (Call 06/15/46)	10	12,440
4.50%, 06/15/43	20	25,817
5.35%, 06/01/33(b)	30	40,050
6.50%, 05/15/67 (Call 05/15/37)(c)	25	32,375
Series B, 5.75%, 08/15/53 (Call 08/15/23)(c)	50	54,251
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	65	74,259
4.38%, 01/15/55 (Call 07/15/54)	46	53,351
4.50%, 07/16/44 (Call 01/16/44)	40	48,004
4.75%, 04/01/48 (Call 10/01/47)	10	12,604
4.80%, 07/10/45 (Call 01/10/45)	5	6,170
8.18%, 05/15/68 (Call 05/15/38)(c)	5	7,096
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(c)	30	33,600
Aon PLC, 4.60%, 06/14/44 (Call 03/14/44)	25	30,467
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	10	13,501
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	15	17,210
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	105	130,230
4.25%, 01/15/49 (Call 07/15/48)	25	31,172
4.30%, 05/15/43	45	55,437
4.40%, 05/15/42	50	62,690
5.75%, 01/15/40	65	94,027
Berkshire Hathaway Inc., 4.50%, 02/11/43	50	63,409
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	55	52,755
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(b)	55	61,478
5.00%, 04/20/48 (Call 10/20/47)	10	11,241
7.00%, 04/01/28	35	45,383
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	20	24,235
6.10%, 10/01/41	20	28,532
Lincoln National Corp.
3.80%, 03/01/28 (Call 12/01/27)	30	33,318
4.35%, 03/01/48 (Call 09/01/47)(b)	10	11,748
7.00%, 06/15/40(b)	30	46,686
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	30	36,378
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(c)	95	102,257
4.15%, 03/04/26	35	39,458
5.38%, 03/04/46	10	14,213
Markel Corp.
4.15%, 09/17/50 (Call 03/17/50)	5	5,707
5.00%, 05/20/49 (Call 11/20/48)	5	6,237
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	25	25,585
3.30%, 03/14/23 (Call 01/14/23)	35	36,820
3.50%, 06/03/24 (Call 03/03/24)	30	32,042
3.50%, 03/10/25 (Call 12/10/24)(b)	65	69,956
3.75%, 03/14/26 (Call 12/14/25)	75	82,096
3.88%, 03/15/24 (Call 02/15/24)	50	53,966
4.20%, 03/01/48 (Call 09/01/47)	20	24,890
4.35%, 01/30/47 (Call 07/30/46)	45	55,580
4.38%, 03/15/29 (Call 12/15/28)	140	163,225

32	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.90%, 03/15/49 (Call 09/15/48)	$20	$26,529
5.88%, 08/01/33	5	6,813
MetLife Inc.
4.05%, 03/01/45	30	35,979
4.13%, 08/13/42	15	18,184
4.60%, 05/13/46 (Call 11/13/45)(b)	25	32,479
4.88%, 11/13/43	35	46,624
6.40%, 12/15/66 (Call 12/15/31)	45	56,238
Series N, 4.72%, 12/15/44	5	6,594
Nationwide Financial Services Inc., 6.75%, 05/15/37.	25	29,238
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)(b)	20	24,920
4.35%, 05/15/43	25	30,398
6.05%, 10/15/36	10	13,959
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	25	31,067
4.20%, 03/15/48 (Call 09/15/47)	15	18,944
4.35%, 04/25/44	10	12,612
6.63%, 03/01/29	5	6,939
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)	15	16,111
3.88%, 03/27/28 (Call 12/27/27)	85	95,726
3.91%, 12/07/47 (Call 06/07/47)	15	16,419
3.94%, 12/07/49 (Call 06/07/49)	40	43,886
4.35%, 02/25/50 (Call 08/25/49)	45	53,119
4.42%, 03/27/48 (Call 09/27/47)	5	6,182
4.50%, 09/15/47 (Call 09/15/27)(c)	20	21,144
4.60%, 05/15/44	25	30,655
5.20%, 03/15/44 (Call 03/15/24)(c)	60	63,314
5.38%, 05/15/45 (Call 05/15/25)(c)	65	69,819
5.63%, 06/15/43 (Call 06/15/23)(c)	40	42,540
5.70%, 12/14/36	5	6,864
5.70%, 09/15/48 (Call 09/15/28)(b)(c)	10	11,345
5.88%, 09/15/42 (Call 09/15/22)(c)	20	20,958
6.63%, 06/21/40	5	7,691
Series B, 5.75%, 07/15/33	30	41,733
Series D, 6.63%, 12/01/37(b)	20	29,979
Swiss Re America Holding Corp., 7.00%, 02/15/26	65	83,234
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	20	23,342
4.00%, 05/30/47 (Call 11/30/46)	30	37,004
4.05%, 03/07/48 (Call 09/07/47)	25	30,587
4.10%, 03/04/49 (Call 09/04/48)	15	18,647
4.30%, 08/25/45 (Call 02/25/45)	20	25,009
5.35%, 11/01/40	20	28,615
6.25%, 06/15/37	15	21,844
6.75%, 06/20/36	20	30,450
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	14,880
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	40	45,198
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	40	41,313
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28)(b)(c)	35	35,000
4.80%, 06/15/46	10	12,563
5.70%, 07/15/43	15	21,112
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	40	42,834
3.88%, 09/15/49 (Call 03/15/49)	25	27,349
4.50%, 09/15/28 (Call 06/15/28)	10	11,471
5.05%, 09/15/48 (Call 03/15/48)	15	19,712
Security	Par (000)	Value

Insurance (continued)
XLIT Ltd., 4.45%, 03/31/25	$46	$51,487
		3,564,567

Internet — 0.5%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	25	25,877
3.38%, 02/25/24	72	77,862
3.63%, 05/19/21	45	46,249
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)(b)	60	76,977
4.25%, 08/22/57 (Call 02/22/57)	65	87,218
4.80%, 12/05/34 (Call 06/05/34)	20	26,580
4.95%, 12/05/44 (Call 06/05/44)	65	91,457
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	75	80,968
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	25	25,011
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)	65	66,896
		605,095

Iron & Steel — 0.1%
ArcelorMittal SA
6.75%, 03/01/41(b)	5	6,260
7.00%, 10/15/39	10	12,630
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	60	67,250
4.40%, 05/01/48 (Call 11/01/47)	15	18,058
5.20%, 08/01/43 (Call 02/01/43)	30	39,057
6.40%, 12/01/37.	20	28,982
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	10	10,753
		182,990

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	60	73,630

Lodging — 0.9%
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	65	68,082
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	100	107,706
5.13%, 08/08/25 (Call 06/08/25)	200	224,800
5.40%, 08/08/28 (Call 05/08/28)(b)	700	794,493
		1,195,081

Machinery — 1.8%
ABB Finance USA Inc.
2.88%, 05/08/22	110	113,455
4.38%, 05/08/42	30	38,150
Caterpillar Financial Services Corp.
1.70%, 08/09/21(b)	20	20,089
1.93%, 10/01/21	130	130,840
2.95%, 02/26/22	145	149,672
3.15%, 09/07/21	15	15,413
3.25%, 12/01/24	85	91,291
3.30%, 06/09/24	8	8,578
3.45%, 05/15/23	85	90,648
3.65%, 12/07/23	108	116,576
3.75%, 11/24/23	40	43,505
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	90	96,109
3.80%, 08/15/42	55	65,498
4.30%, 05/15/44 (Call 11/15/43)	30	38,330
4.75%, 05/15/64 (Call 11/15/63)	10	13,828
5.20%, 05/27/41	35	47,833

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
6.05%, 08/15/36	$10	$14,308
CNH Industrial Capital LLC
3.88%, 10/15/21	5	5,161
4.20%, 01/15/24	25	27,032
4.38%, 04/05/22(b)	35	36,925
4.88%, 04/01/21	55	56,813
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	50	53,841
4.50%, 08/15/23	90	97,847
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	25	26,303
3.90%, 06/09/42 (Call 12/09/41)	20	24,276
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	15	15,546
John Deere Capital Corp.
2.70%, 01/06/23(b)	65	67,415
2.80%, 01/27/23	25	25,953
2.80%, 03/06/23	45	46,870
3.45%, 01/10/24	15	16,150
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	10	12,794
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)(b)	60	65,111
4.38%, 11/01/46 (Call 05/01/46)	5	6,047
4.88%, 10/01/21	520	547,461
		2,225,668

Manufacturing — 2.2%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	650	651,956
2.00%, 06/26/22	205	208,737
2.00%, 02/14/25 (Call 01/14/25)(b)	115	117,656
2.25%, 03/15/23 (Call 02/15/23)	100	102,876
2.25%, 09/19/26 (Call 06/19/26)(b)	125	129,485
2.38%, 08/26/29 (Call 05/26/29)	35	35,896
2.88%, 10/15/27 (Call 07/15/27)	30	31,945
3.00%, 08/07/25	75	80,989
3.13%, 09/19/46 (Call 03/19/46)	40	40,967
3.25%, 02/14/24 (Call 01/14/24)	160	170,666
3.25%, 08/26/49 (Call 02/26/49)(b)	10	10,496
3.38%, 03/01/29 (Call 12/01/28)	25	27,606
3.63%, 09/14/28 (Call 06/14/28)	5	5,615
3.63%, 10/15/47 (Call 04/15/47)	20	22,214
4.00%, 09/14/48 (Call 03/14/48)	15	17,917
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	115	123,693
3.75%, 12/01/27 (Call 09/01/27)	15	16,535
Eaton Corp., 4.15%, 11/02/42	35	43,121
General Electric Co.
2.70%, 10/09/22	40	40,865
3.10%, 01/09/23	15	15,552
3.38%, 03/11/24	120	127,055
3.45%, 05/15/24 (Call 02/13/24)(b)	70	74,203
4.13%, 10/09/42	12	13,082
4.50%, 03/11/44	5	5,774
4.65%, 10/17/21	50	52,281
5.88%, 01/14/38	70	89,789
6.88%, 01/10/39	5	7,071
Series A, 6.75%, 03/15/32	35	47,437
Illinois Tool Works Inc.
3.50%, 03/01/24 (Call 12/01/23)	8	8,629
3.90%, 09/01/42 (Call 03/01/42)	25	30,981
Security	Par (000)	Value

Manufacturing (continued)
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	$10	$11,212
4.25%, 06/15/23	5	5,456
4.30%, 02/21/48 (Call 08/21/47)	5	6,119
5.75%, 06/15/43	30	42,058
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	60	65,479
3.55%, 11/01/24 (Call 08/01/24)	75	81,052
3.80%, 03/21/29 (Call 12/21/28)	55	61,720
4.65%, 11/01/44 (Call 05/01/44)	20	24,678
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)(b)	25	29,125
4.10%, 03/01/47 (Call 09/01/46)(b)	10	11,788
4.20%, 11/21/34 (Call 05/21/34)	30	35,999
4.45%, 11/21/44 (Call 05/21/44)	15	18,094
		2,743,869

Media — 2.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80%, 03/01/50 (Call 09/01/49)	55	59,462
5.13%, 07/01/49 (Call 01/01/49)	25	27,843
5.38%, 04/01/38 (Call 10/01/37)(b)	5	5,796
5.38%, 05/01/47 (Call 11/01/46)	55	62,743
5.75%, 04/01/48 (Call 10/01/47)	35	41,702
6.38%, 10/23/35 (Call 04/23/35)	25	32,870
6.48%, 10/23/45 (Call 04/23/45)	95	122,118
6.83%, 10/23/55 (Call 04/23/55)	35	46,925
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	20	21,668
3.45%, 02/01/50 (Call 08/01/49)	25	27,628
3.97%, 11/01/47 (Call 05/01/47)	60	70,665
4.00%, 08/15/47 (Call 02/15/47)	10	11,836
4.00%, 03/01/48 (Call 09/01/47)	50	59,233
4.00%, 11/01/49 (Call 05/01/49)	70	83,362
4.05%, 11/01/52 (Call 05/01/52)	45	54,105
4.50%, 01/15/43	40	50,373
4.60%, 10/15/38 (Call 04/15/38)	60	74,972
4.60%, 08/15/45 (Call 02/15/45)	50	63,967
4.65%, 07/15/42	50	63,435
4.70%, 10/15/48 (Call 04/15/48)	90	117,861
4.75%, 03/01/44	25	32,450
4.95%, 10/15/58 (Call 04/15/58)	50	68,492
6.40%, 05/15/38	5	7,446
6.40%, 03/01/40(b)	25	37,411
6.45%, 03/15/37	80	117,967
6.95%, 08/15/37	30	46,050
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	40	43,378
4.88%, 04/01/43	35	39,828
4.95%, 05/15/42	34	39,345
5.00%, 09/20/37 (Call 03/20/37)	35	39,954
5.20%, 09/20/47 (Call 03/20/47)	35	41,421
5.30%, 05/15/49 (Call 11/15/48)	10	12,088
6.35%, 06/01/40	35	46,366
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)(a)	60	80,149
Grupo Televisa SAB, 6.63%, 01/15/40	30	41,295
NBCUniversal Media LLC
4.45%, 01/15/43	10	12,301
5.95%, 04/01/41	10	14,457
6.40%, 04/30/40	15	22,542

34	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Thomson Reuters Corp.
5.65%, 11/23/43 (Call 05/23/43)	$20	$26,154
5.85%, 04/15/40	10	13,100
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	30	31,290
5.50%, 09/01/41 (Call 03/01/41)	45	51,966
5.88%, 11/15/40 (Call 05/15/40)	5	6,093
6.55%, 05/01/37	40	50,953
6.75%, 06/15/39	40	52,256
7.30%, 07/01/38	25	34,067
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	20	29,123
TWDC Enterprises 18 Corp.
3.70%, 12/01/42	20	23,490
4.13%, 06/01/44	30	37,538
4.38%, 08/16/41	10	12,777
Series E, 4.13%, 12/01/41	10	12,388
ViacomCBS Inc.
4.38%, 03/15/43	49	52,566
4.60%, 01/15/45 (Call 07/15/44)	10	11,018
4.85%, 07/01/42 (Call 01/01/42)	10	11,343
4.90%, 08/15/44 (Call 02/15/44)	35	40,826
5.25%, 04/01/44 (Call 10/01/43)(b)	10	11,961
5.85%, 09/01/43 (Call 03/01/43)	30	37,825
6.88%, 04/30/36	35	47,964
7.88%, 07/30/30	30	43,129
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	35	35,494
4.75%, 11/15/46 (Call 05/15/46)	25	34,033
		2,548,858

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	5	5,886
4.38%, 06/15/45 (Call 12/15/44)	20	25,453
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	5	5,726
5.25%, 10/01/54 (Call 04/01/54)	25	27,321
		64,386

Mining — 0.4%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(b)	45	48,953
5.95%, 03/15/24 (Call 12/15/23)	45	50,113
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	25	26,043
3.50%, 03/15/22 (Call 12/15/21)	25	25,652
4.88%, 03/15/42 (Call 09/15/41)	20	25,110
5.45%, 06/09/44 (Call 12/09/43)	15	20,757
6.25%, 10/01/39	50	70,732
Rio Tinto Alcan Inc., 6.13%, 12/15/33	5	7,219
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	35	38,631
5.20%, 11/02/40	15	20,491
7.13%, 07/15/28	25	34,632
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	60	72,474
4.75%, 03/22/42 (Call 09/22/41)	35	45,320
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	25	26,355
6.00%, 08/15/40 (Call 02/15/40)	10	10,981
6.13%, 10/01/35	15	17,846
Security	Par (000)	Value

Mining (continued)
6.25%, 07/15/41 (Call 01/15/41)(b)	$15	$16,985
		558,294

Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	5	5,774

Oil & Gas — 2.2%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	5	5,319
4.25%, 01/15/44 (Call 07/15/43)	25	22,906
4.38%, 10/15/28 (Call 07/15/28)	15	16,051
4.75%, 04/15/43 (Call 10/15/42)	75	69,956
5.10%, 09/01/40 (Call 03/01/40)(b)	25	25,497
5.25%, 02/01/42 (Call 08/01/41)	10	10,727
5.35%, 07/01/49 (Call 01/01/49)(b)	5	5,159
BP Capital Markets America Inc.
3.22%, 11/28/23 (Call 09/28/23)	10	10,571
3.22%, 04/14/24 (Call 02/14/24)	20	21,293
3.79%, 02/06/24 (Call 01/06/24)	10	10,804
BP Capital Markets PLC
3.51%, 03/17/25	75	81,452
3.54%, 11/04/24	5	5,457
3.72%, 11/28/28 (Call 08/28/28)	15	16,801
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)(b)	20	21,094
Concho Resources Inc.
4.85%, 08/15/48 (Call 02/15/48)	10	11,033
4.88%, 10/01/47 (Call 04/01/47)	25	28,369
Conoco Funding Co., 7.25%, 10/15/31	50	73,839
ConocoPhillips
5.90%, 10/15/32	5	6,715
5.90%, 05/15/38	40	55,117
6.50%, 02/01/39	105	155,714
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	35	37,628
4.30%, 11/15/44 (Call 05/15/44)	60	72,020
4.95%, 03/15/26 (Call 12/15/25)	60	70,447
5.95%, 03/15/46 (Call 09/15/45)	5	7,464
ConocoPhillips Holding Co., 6.95%, 04/15/29	45	61,339
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)(b)	15	13,025
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	25	26,886
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	30	30,963
3.57%, 03/06/45 (Call 09/06/44)	40	44,799
4.11%, 03/01/46 (Call 09/01/45)(b)	100	122,380
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	30	31,154
4.30%, 04/01/27 (Call 01/01/27)	55	58,110
5.60%, 02/15/41	70	75,607
5.80%, 04/01/47 (Call 10/01/46)	25	27,696
6.00%, 01/15/40	10	10,745
7.13%, 03/15/33	10	12,601
7.30%, 08/15/31	30	37,727
7.88%, 10/01/29	15	19,249
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	94	99,273
4.40%, 07/15/27 (Call 04/15/27)(b)	30	32,826
5.20%, 06/01/45 (Call 12/01/44)	35	39,396
6.60%, 10/01/37	10	12,348
6.80%, 03/15/32	20	25,024

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	$5	$5,690
4.75%, 09/15/44 (Call 03/15/44)	25	28,449
5.00%, 09/15/54 (Call 03/15/54)	30	34,996
6.50%, 03/01/41 (Call 09/01/40)	35	49,048
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)(b)	75	77,720
3.90%, 11/15/24 (Call 08/15/24)	35	37,402
4.20%, 10/15/49 (Call 04/15/49)	5	4,736
4.95%, 08/15/47 (Call 02/15/47)	10	10,699
5.05%, 11/15/44 (Call 05/15/44)	40	42,732
5.25%, 11/15/43 (Call 05/15/43)	25	26,892
6.00%, 03/01/41 (Call 09/01/40)	20	23,520
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	35	31,511
4.20%, 03/15/48 (Call 09/15/47)(b)	15	13,948
4.40%, 04/15/46 (Call 10/15/45)	30	29,004
4.40%, 08/15/49 (Call 02/15/49)(b)	5	4,726
4.50%, 07/15/44 (Call 01/15/44)	20	19,162
4.63%, 06/15/45 (Call 12/15/44)	20	19,331
6.20%, 03/15/40	10	11,686
6.45%, 09/15/36	35	41,302
6.60%, 03/15/46 (Call 09/15/45)	25	30,247
7.88%, 09/15/31	15	19,986
7.95%, 06/15/39	10	14,265
Phillips 66
4.88%, 11/15/44 (Call 05/15/44)	29	34,920
5.88%, 05/01/42	40	55,761
Total Capital Canada Ltd., 2.75%, 07/15/23	125	130,619
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	30	31,740
2.88%, 02/17/22	30	30,875
3.46%, 02/19/29 (Call 11/19/28)(b)	35	38,634
3.46%, 07/12/49 (Call 01/12/49)	40	43,597
3.70%, 01/15/24	65	70,471
3.75%, 04/10/24	40	43,508
Total Capital SA, 3.88%, 10/11/28.	14	16,003
Valero Energy Corp.
4.90%, 03/15/45(b)	35	40,097
6.63%, 06/15/37	55	74,172
7.50%, 04/15/32	25	34,979
		2,845,009

Oil & Gas Services — 1.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	45	54,742
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	750	769,605
3.14%, 11/07/29 (Call 08/07/29)	100	102,602
3.34%, 12/15/27 (Call 09/15/27)	240	252,626
4.08%, 12/15/47 (Call 06/15/47)	65	68,622
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	25	26,899
4.85%, 11/15/35 (Call 05/15/35)	30	34,543
5.00%, 11/15/45 (Call 05/15/45)	65	72,777
6.70%, 09/15/38.	15	19,919
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	155	157,523
3.60%, 12/01/29 (Call 09/01/29)	30	30,768
3.95%, 12/01/42 (Call 06/01/42)	45	42,956
		1,633,582
Security	Par (000)	Value

Packaging & Containers — 0.1%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(a)	$10	$11,406
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	20	26,518
WestRock MWV LLC, 8.20%, 01/15/30	30	42,692
		80,616

Pharmaceuticals — 6.3%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	45	47,752
3.20%, 11/21/29 (Call 08/21/29)(a)	105	110,992
3.60%, 05/14/25 (Call 02/14/25)	200	216,002
4.05%, 11/21/39 (Call 05/21/39)(a)	125	138,631
4.25%, 11/14/28 (Call 08/14/28)	20	22,864
4.25%, 11/21/49 (Call 05/21/49)(a)	110	123,257
4.30%, 05/14/36 (Call 11/14/35)	55	63,172
4.40%, 11/06/42	60	69,187
4.45%, 05/14/46 (Call 11/14/45)(b)	50	57,635
4.50%, 05/14/35 (Call 11/14/34)	25	29,500
4.70%, 05/14/45 (Call 11/14/44)	55	65,223
4.88%, 11/14/48 (Call 05/14/48)	70	86,098
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	15	17,320
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	25	29,673
4.75%, 03/15/45 (Call 09/15/44)	30	36,382
4.85%, 06/15/44 (Call 12/15/43)	14	17,173
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	40	42,528
3.45%, 12/15/27 (Call 09/15/27)	25	27,122
4.25%, 03/01/45 (Call 09/01/44)	15	17,031
4.30%, 12/15/47 (Call 06/15/47)(b)	40	45,325
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	85	91,199
3.38%, 11/16/25	115	123,962
3.50%, 08/17/23 (Call 07/17/23)	85	90,850
4.00%, 01/17/29 (Call 10/17/28)	45	51,807
4.00%, 09/18/42	25	29,913
4.38%, 11/16/45	30	38,159
4.38%, 08/17/48 (Call 02/17/48)	44	56,495
6.45%, 09/15/37	40	59,488
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	126	139,083
3.73%, 12/15/24 (Call 09/15/24)	91	98,579
4.67%, 06/06/47 (Call 12/06/46)	35	44,458
4.69%, 12/15/44 (Call 06/15/44)	99	124,218
Bristol-Myers Squibb Co.
3.25%, 11/01/23(b)	65	69,241
3.25%, 02/27/27	55	60,589
3.25%, 08/01/42	15	16,291
3.40%, 07/26/29 (Call 04/26/29)(a)	95	106,525
4.13%, 06/15/39 (Call 12/15/38)(a)	5	6,083
4.25%, 10/26/49 (Call 04/26/49)(a)	95	121,781
4.35%, 11/15/47 (Call 05/15/47)(a)	20	25,620
4.50%, 03/01/44 (Call 09/01/43)	5	6,642
4.55%, 02/20/48 (Call 08/20/47)(a)	70	91,765
4.63%, 05/15/44 (Call 11/15/43)(a)	5	6,558
5.00%, 08/15/45 (Call 02/15/45)(a)	30	41,021
5.25%, 08/15/43(a)	5	7,055
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	60	62,437
3.20%, 03/15/23	110	114,562
3.41%, 06/15/27 (Call 03/15/27)	75	80,149
3.50%, 11/15/24 (Call 08/15/24)	135	143,869

36	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.75%, 09/15/25 (Call 06/15/25)	$70	$76,125
4.37%, 06/15/47 (Call 12/15/46)	15	16,205
4.50%, 11/15/44 (Call 05/15/44)	35	37,800
4.90%, 09/15/45 (Call 03/15/45)	30	34,146
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)(a)	35	37,403
4.38%, 10/15/28 (Call 07/15/28)	60	68,258
4.80%, 08/15/38 (Call 02/15/38)	70	84,000
4.80%, 07/15/46 (Call 01/16/46)(a)	30	36,022
4.90%, 12/15/48 (Call 06/15/48)	75	92,926
6.13%, 11/15/41(a)	50	69,567
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	70	72,058
2.88%, 06/01/26 (Call 03/01/26)	130	135,106
3.38%, 08/12/24 (Call 05/12/24)	30	31,928
3.70%, 03/09/23 (Call 02/09/23)	135	142,563
4.00%, 12/05/23 (Call 09/05/23)	55	59,131
4.10%, 03/25/25 (Call 01/25/25)	60	65,759
4.30%, 03/25/28 (Call 12/25/27)	175	195,972
4.78%, 03/25/38 (Call 09/25/37)	155	182,443
4.88%, 07/20/35 (Call 01/20/35)	35	42,429
5.05%, 03/25/48 (Call 09/25/47)	145	178,214
5.13%, 07/20/45 (Call 01/20/45)	100	121,643
5.30%, 12/05/43 (Call 06/05/43)	10	12,424
6.13%, 09/15/39(b)	5	6,668
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	65	68,897
3.10%, 05/15/27 (Call 02/15/27)	35	38,122
3.38%, 03/15/29 (Call 12/15/28)	60	66,835
3.95%, 05/15/47 (Call 11/15/46)	20	24,609
3.95%, 03/15/49 (Call 09/15/48)	110	134,654
4.15%, 03/15/59 (Call 09/15/58)	20	25,105
5.50%, 03/15/27.	13	16,105
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43.	35	44,124
5.38%, 04/15/34.	35	47,386
6.38%, 05/15/38.	95	141,965
Johnson & Johnson
3.50%, 01/15/48 (Call 07/15/47)	20	23,868
3.63%, 03/03/37 (Call 09/03/36)	85	99,504
3.70%, 03/01/46 (Call 09/01/45)	65	78,800
3.75%, 03/03/47 (Call 09/03/46)(b)	70	85,746
4.50%, 09/01/40	15	19,449
4.50%, 12/05/43 (Call 06/05/43)	15	19,968
4.85%, 05/15/41	15	20,739
5.85%, 07/15/38	5	7,491
5.95%, 08/15/37	10	15,091
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)	15	17,962
6.00%, 03/01/41 (Call 09/01/40)	5	6,799
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	125	140,385
4.60%, 06/01/44 (Call 12/01/43)	5	6,380
5.90%, 11/01/39	10	14,340
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	10	10,243
2.75%, 02/10/25 (Call 11/10/24)	50	53,024
2.80%, 05/18/23	25	26,118
2.90%, 03/07/24 (Call 02/07/24)	20	21,217
3.40%, 03/07/29 (Call 12/07/28)	130	145,889
Security	Par (000)	Value

Pharmaceuticals (continued)
3.60%, 09/15/42 (Call 03/15/42)	$20	$23,621
3.70%, 02/10/45 (Call 08/10/44)	135	160,600
4.00%, 03/07/49 (Call 09/07/48)	25	31,614
4.15%, 05/18/43	15	19,096
6.50%, 12/01/33	5	7,518
6.55%, 09/15/37	10	15,632
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	10	13,136
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	10	11,778
5.40%, 11/29/43 (Call 05/29/43)	34	39,754
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	15	17,553
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	100	109,073
Pfizer Inc.
4.13%, 12/15/46	40	49,546
4.20%, 09/15/48 (Call 03/15/48)	15	19,029
4.30%, 06/15/43	14	17,699
4.40%, 05/15/44	40	51,176
5.60%, 09/15/40	10	14,343
7.20%, 03/15/39	50	82,990
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	105	111,967
3.63%, 06/19/28 (Call 03/19/28)	10	11,462
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	130	131,720
2.88%, 09/23/23 (Call 07/23/23)	5	5,191
Wyeth LLC, 5.95%, 04/01/37	45	64,896
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	45	48,318
3.25%, 02/01/23 (Call 11/01/22)	300	314,715
3.90%, 08/20/28 (Call 05/20/28)	25	28,546
3.95%, 09/12/47 (Call 03/12/47)	49	58,806
4.45%, 08/20/48 (Call 02/20/48)	10	12,922
4.50%, 11/13/25 (Call 08/13/25)	100	114,238
4.70%, 02/01/43 (Call 08/01/42)	35	46,006
		8,023,816

Pipelines — 3.2%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	40	42,128
5.95%, 06/01/26 (Call 03/01/26)	25	28,833
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	145	162,171
5.80%, 06/01/45 (Call 12/01/44)(b)	80	104,924
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	5	5,127
4.15%, 09/15/29 (Call 06/15/29)	15	14,209
4.40%, 03/15/27 (Call 12/15/26)	50	49,549
4.95%, 05/15/28 (Call 02/15/28)	15	14,838
5.00%, 05/15/44 (Call 11/15/43)	25	22,774
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	15	18,941
7.38%, 10/15/45 (Call 04/15/45)	15	23,880
Series B, 7.50%, 04/15/38	25	37,593
Enbridge Inc.
4.00%, 11/15/49 (Call 05/15/49)	5	5,595
5.50%, 12/01/46 (Call 06/01/46)	15	19,914
Enterprise Products Operating LLC
4.20%, 01/31/50 (Call 07/31/49)	25	26,566
4.45%, 02/15/43 (Call 08/15/42)	20	22,654
4.80%, 02/01/49 (Call 08/01/48)	10	11,588

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/15/44 (Call 09/15/43)	$30	$34,169
4.90%, 05/15/46 (Call 11/15/45)	15	17,600
4.95%, 10/15/54 (Call 04/15/54)	5	5,924
5.10%, 02/15/45 (Call 08/15/44)	30	36,158
5.38%, 02/15/78 (Call 02/15/28)(c)	70	70,145
5.95%, 02/01/41	25	33,071
6.45%, 09/01/40	5	7,047
Series D, 4.88%, 08/16/77 (Call 08/16/22)(b)(c)	45	44,267
Series D, 6.88%, 03/01/33	30	42,977
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)	25	25,566
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	20	22,358
5.00%, 03/01/43 (Call 09/01/42)	5	5,608
5.40%, 09/01/44 (Call 03/01/44)	30	35,015
5.50%, 03/01/44 (Call 09/01/43)	15	17,831
5.63%, 09/01/41	5	5,991
5.80%, 03/15/35	10	12,457
6.38%, 03/01/41	40	51,970
6.50%, 09/01/39	5	6,432
6.95%, 01/15/38	60	81,454
7.30%, 08/15/33	25	34,025
7.50%, 11/15/40	10	13,986
7.75%, 03/15/32	10	13,854
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	55	62,982
5.20%, 03/01/48 (Call 09/01/47)	25	29,528
5.30%, 12/01/34 (Call 06/01/34)	50	59,150
5.55%, 06/01/45 (Call 12/01/44)	50	59,379
7.75%, 01/15/32	5	7,284
7.80%, 08/01/31	5	7,100
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	5	5,322
4.20%, 10/03/47 (Call 04/03/47)	14	15,297
4.25%, 09/15/46 (Call 03/15/46)	15	16,497
4.85%, 02/01/49 (Call 08/01/48)(b)	15	18,204
5.15%, 10/15/43 (Call 04/15/43)	30	36,572
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	55	58,854
4.13%, 03/01/27 (Call 12/01/26)	30	32,192
4.50%, 04/15/38 (Call 10/15/37)	20	20,339
4.70%, 04/15/48 (Call 10/15/47)	40	40,776
4.88%, 12/01/24 (Call 09/01/24)	30	33,268
4.88%, 06/01/25 (Call 03/01/25)	70	77,780
4.90%, 04/15/58 (Call 10/15/57)	10	10,141
5.20%, 03/01/47 (Call 09/01/46)	35	38,434
5.50%, 02/15/49 (Call 08/15/48)	45	51,563
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	20	21,985
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	50	51,733
4.00%, 07/13/27 (Call 04/13/27)	45	48,763
4.25%, 02/01/22 (Call 11/01/21)	50	52,205
4.35%, 03/15/29 (Call 12/15/28)	50	55,543
4.45%, 09/01/49 (Call 03/01/49)	25	25,624
4.55%, 07/15/28 (Call 04/15/28)	40	44,794
4.95%, 07/13/47 (Call 01/06/47)	20	23,155
5.20%, 07/15/48 (Call 01/15/48)	15	17,276
6.00%, 06/15/35(b)	40	51,190
7.50%, 09/01/23 (Call 06/01/23)	30	35,238
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	70	78,747
Security	Par (000)	Value

Pipelines (continued)
6.13%, 02/01/41 (Call 08/01/40)	$35	$43,806
6.20%, 09/15/43 (Call 03/15/43)	10	12,951
6.65%, 10/01/36	4	5,192
6.85%, 10/15/37	5	6,754
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)(b)	25	26,958
4.68%, 02/15/45 (Call 08/15/44)	25	28,152
4.90%, 10/01/46 (Call 04/01/46)	25	29,668
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	5	4,620
4.70%, 06/15/44 (Call 12/15/43)	20	18,457
4.90%, 02/15/45 (Call 08/15/44)	20	19,797
5.15%, 06/01/42 (Call 12/01/41)	25	24,919
6.65%, 01/15/37	10	11,633
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	90	95,518
5.00%, 03/15/27 (Call 09/15/26)	60	66,703
5.63%, 03/01/25 (Call 12/01/24)	40	45,522
5.88%, 06/30/26 (Call 12/31/25)	50	57,988
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	40	43,217
4.50%, 03/15/45 (Call 09/15/44)	45	52,501
5.95%, 09/25/43 (Call 03/25/43)	20	27,405
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	25	31,687
7.00%, 10/15/28	10	13,176
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	10	11,269
4.63%, 03/01/34 (Call 12/01/33)	35	40,725
4.88%, 01/15/26 (Call 10/15/25)	35	39,987
4.88%, 05/15/48 (Call 11/15/47)	20	24,206
5.00%, 10/16/43 (Call 04/16/43)	25	29,912
5.10%, 03/15/49 (Call 09/15/48)	55	68,333
5.60%, 03/31/34	5	6,551
5.85%, 03/15/36(b)	40	51,587
6.10%, 06/01/40	5	6,845
6.20%, 10/15/37	20	26,599
7.25%, 08/15/38	30	44,671
7.63%, 01/15/39	20	31,331
Transcanada Trust, 5.50%, 09/15/79 (Call 09/15/29)(c)	15	15,814
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/48 (Call 09/15/47)	10	11,217
5.40%, 08/15/41 (Call 02/15/41)	5	6,300
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	34	38,317
4.50%, 03/15/28 (Call 12/15/27)	35	39,200
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	65	66,252
4.50%, 03/01/28 (Call 12/01/27)	45	44,748
4.75%, 08/15/28 (Call 05/15/28)	60	60,400
5.30%, 03/01/48 (Call 09/01/47)	35	30,233
5.45%, 04/01/44 (Call 10/01/43)(b)	50	44,887
5.50%, 08/15/48 (Call 02/15/48)	25	21,705
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	60	63,416
4.85%, 03/01/48 (Call 09/01/47)	30	31,308
4.90%, 01/15/45 (Call 07/15/44)	25	27,049
5.10%, 09/15/45 (Call 03/15/45)	29	32,515
5.40%, 03/04/44 (Call 09/04/43)	25	28,553
5.75%, 06/24/44 (Call 12/24/43)	5	5,938

38	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.80%, 11/15/43 (Call 05/15/43)	$5	$6,016
6.30%, 04/15/40	30	37,275
8.75%, 03/15/32	5	7,330
		4,083,217

Real Estate — 0.2%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	100	115,010
5.25%, 03/15/25 (Call 12/15/24)	80	91,625
		206,635

Real Estate Investment Trusts — 3.1%
Alexandria Real Estate Equities Inc.
3.95%, 01/15/27 (Call 10/15/26)	30	33,565
3.95%, 01/15/28 (Call 10/15/27)	10	11,240
4.00%, 02/01/50 (Call 08/01/49)	15	17,689
4.50%, 07/30/29 (Call 04/30/29)	10	11,927
4.85%, 04/15/49 (Call 10/15/48)	5	6,689
American Campus Communities Operating Partnership LP
3.63%, 11/15/27 (Call 08/15/27)	15	16,596
3.75%, 04/15/23 (Call 01/15/23)	50	53,176
American Tower Corp.
2.25%, 01/15/22	15	15,199
3.13%, 01/15/27 (Call 10/15/26)	30	31,634
3.38%, 05/15/24 (Call 04/15/24)	125	132,780
3.38%, 10/15/26 (Call 07/15/26)	70	75,568
3.45%, 09/15/21	15	15,444
3.50%, 01/31/23	35	36,904
3.55%, 07/15/27 (Call 04/15/27)	20	21,724
3.60%, 01/15/28 (Call 10/15/27)	19	20,676
3.95%, 03/15/29 (Call 12/15/28)	45	50,252
4.00%, 06/01/25 (Call 03/01/25)	35	38,481
4.40%, 02/15/26 (Call 11/15/25)(b)	35	39,309
5.00%, 02/15/24(b)	55	61,891
AvalonBay Communities Inc., 3.90%, 10/15/46 (Call 04/15/46)	30	36,384
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	45	47,198
2.90%, 03/15/30 (Call 12/15/29)	30	31,686
3.20%, 01/15/25 (Call 10/15/24)	15	16,064
3.40%, 06/21/29 (Call 03/21/29)	15	16,488
3.65%, 02/01/26 (Call 11/03/25)	61	66,264
3.85%, 02/01/23 (Call 11/01/22)	111	117,891
4.50%, 12/01/28 (Call 09/01/28)	25	29,530
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	20	21,915
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	40	42,682
3.85%, 02/01/25 (Call 11/01/24)	20	21,639
3.90%, 03/15/27 (Call 12/15/26)	35	38,334
4.13%, 06/15/26 (Call 03/15/26)	55	61,105
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	5	5,231
5.00%, 07/01/25 (Call 04/01/25)	55	61,082
Crown Castle International Corp.
4.75%, 05/15/47 (Call 11/15/46)	35	42,306
5.20%, 02/15/49 (Call 08/15/48)	15	20,053
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	15	15,431
3.70%, 08/15/27 (Call 05/15/27)(b)	90	98,983
4.45%, 07/15/28 (Call 04/15/28)	40	45,902
4.75%, 10/01/25 (Call 07/01/25)	20	22,845
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Duke Realty LP, 3.75%, 12/01/24 (Call 09/01/24)	$80	$86,945
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	30	31,562
ERP Operating LP
3.38%, 06/01/25 (Call 03/01/25)	25	26,985
4.00%, 08/01/47 (Call 02/01/47)	10	12,108
4.50%, 07/01/44 (Call 01/01/44)	15	19,181
4.50%, 06/01/45 (Call 12/01/44)	5	6,538
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	10	12,830
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	35	43,164
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29 (Call 10/15/28)	55	63,107
5.38%, 04/15/26 (Call 01/15/26)	25	28,226
Healthpeak Properties Inc.
3.15%, 08/01/22 (Call 05/01/22)	55	56,887
3.40%, 02/01/25 (Call 11/01/24)	70	74,792
3.50%, 07/15/29 (Call 04/15/29)	15	16,309
3.88%, 08/15/24 (Call 05/17/24)	125	135,104
4.00%, 06/01/25 (Call 03/01/25)	20	21,982
4.20%, 03/01/24 (Call 12/01/23)	10	10,884
4.25%, 11/15/23 (Call 08/15/23)	17	18,510
6.75%, 02/01/41 (Call 08/01/40)	25	38,240
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	20	21,594
Series D, 3.75%, 10/15/23 (Call 07/15/23)	50	53,400
Series E, 4.00%, 06/15/25 (Call 03/15/25)	85	92,852
Series F, 4.50%, 02/01/26 (Call 11/01/25)(b)	5	5,603
Series H, 3.38%, 12/15/29 (Call 09/15/29)	20	20,862
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	40	42,892
4.25%, 08/15/29 (Call 05/15/29)	10	11,553
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	35	36,626
3.30%, 02/01/25 (Call 12/01/24)	65	69,504
3.40%, 11/01/22 (Call 09/01/22)(b)	5	5,240
3.70%, 10/01/49 (Call 04/01/49)	10	10,814
4.25%, 04/01/45 (Call 10/01/44)	25	29,259
4.45%, 09/01/47 (Call 03/01/47)	20	23,581
Liberty Property LP
3.38%, 06/15/23 (Call 03/05/20)	40	42,394
4.13%, 06/15/22 (Call 03/05/20)	50	52,655
4.40%, 02/15/24 (Call 03/05/20)	10	11,095
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	5	5,461
3.95%, 03/15/29 (Call 12/15/28)	10	11,487
4.00%, 11/15/25 (Call 08/15/25)	30	33,552
4.20%, 06/15/28 (Call 03/15/28)	20	23,043
4.30%, 10/15/23 (Call 07/15/23)	20	21,772
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)(b)	25	26,398
4.50%, 02/01/25 (Call 11/01/24)	25	27,007
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	150	166,578
3.88%, 09/15/28 (Call 06/15/28)	5	5,768
4.25%, 08/15/23 (Call 05/15/23)	105	114,252
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	15	15,923
4.65%, 03/15/49 (Call 09/15/48)	5	6,523
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	40	44,484

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	$30	$30,574
4.38%, 02/15/30 (Call 08/15/29)	5	5,122
4.50%, 06/15/23 (Call 12/15/22)	5	5,277
4.50%, 03/15/25 (Call 09/15/24)	50	52,911
4.95%, 10/01/29 (Call 07/01/29)	20	21,501
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	15	15,636
4.25%, 10/01/44 (Call 04/01/44)	10	12,238
4.25%, 11/30/46 (Call 05/30/46)(b)	15	18,605
4.75%, 03/15/42 (Call 09/15/41)	10	12,657
6.75%, 02/01/40 (Call 11/01/39)	15	23,318
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	45	47,851
3.50%, 01/15/28 (Call 10/15/27)	15	16,184
4.00%, 10/01/25 (Call 07/01/25)	6	6,686
4.40%, 01/26/29 (Call 10/26/28)	20	23,375
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	65	69,977
3.85%, 04/01/27 (Call 01/01/27)(b)	20	21,962
4.88%, 04/15/49 (Call 10/15/48)	10	12,961
5.70%, 09/30/43 (Call 03/30/43)	25	34,093
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	5	6,554
6.50%, 03/15/41 (Call 09/15/40)	35	51,738
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)(b)	35	39,988
4.63%, 09/15/23(b)	21	23,100
7.38%, 03/15/32	76	110,490
		3,948,081

Retail — 2.2%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	20	20,873
4.50%, 10/01/25 (Call 07/01/25)	75	83,086
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	160	182,362
5.50%, 03/15/21 (Call 12/15/20)	2	2,060
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	90	97,911
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	25	25,842
2.63%, 06/01/22 (Call 05/01/22)	15	15,420
2.80%, 09/14/27 (Call 06/14/27)	110	117,494
2.95%, 06/15/29 (Call 03/15/29)	80	86,263
3.00%, 04/01/26 (Call 01/01/26)	15	16,199
3.25%, 03/01/22(b)	30	31,052
3.35%, 09/15/25 (Call 06/15/25)	35	38,413
3.50%, 09/15/56 (Call 03/15/56)	20	22,517
3.75%, 02/15/24 (Call 11/15/23)(b)	15	16,349
3.90%, 12/06/28 (Call 09/06/28)	25	28,868
3.90%, 06/15/47 (Call 12/15/46)	30	35,772
4.20%, 04/01/43 (Call 10/01/42)	20	24,399
4.25%, 04/01/46 (Call 10/01/45)	20	24,861
4.40%, 03/15/45 (Call 09/15/44)	40	50,710
4.50%, 12/06/48 (Call 06/06/48)	55	71,810
4.88%, 02/15/44 (Call 08/15/43)	70	93,244
5.40%, 09/15/40 (Call 03/15/40)	10	13,889
5.88%, 12/16/36	80	115,040
5.95%, 04/01/41 (Call 10/01/40)	15	22,170
Security	Par (000)	Value

Retail (continued)
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)(b)	$55	$59,604
5.55%, 07/17/45 (Call 01/17/45)	25	26,708
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	25	26,677
4.05%, 05/03/47 (Call 11/03/46)(b)	70	78,845
4.25%, 09/15/44 (Call 03/15/44)(b)	23	26,321
4.38%, 09/15/45 (Call 03/15/45)	60	70,149
4.55%, 04/05/49 (Call 10/05/48)	10	12,264
4.65%, 04/15/42 (Call 10/15/41)	25	30,345
5.50%, 10/15/35	10	13,098
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	25	25,007
3.63%, 06/01/24 (Call 03/01/24)	100	101,875
4.50%, 12/15/34 (Call 06/15/34)	7	6,427
McDonald’s Corp.
3.63%, 05/01/43	20	21,512
3.70%, 02/15/42	5	5,465
4.45%, 09/01/48 (Call 03/01/48)	20	24,543
4.60%, 05/26/45 (Call 11/26/44)	50	61,516
4.70%, 12/09/35 (Call 06/09/35)	10	12,533
4.88%, 07/15/40	15	18,637
4.88%, 12/09/45 (Call 06/09/45)	15	19,085
6.30%, 10/15/37	65	92,684
6.30%, 03/01/38	5	7,196
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	10	10,641
4.38%, 04/01/30 (Call 01/01/30)	45	47,383
5.00%, 01/15/44 (Call 07/15/43)(b)	40	40,376
6.95%, 03/15/28	50	61,552
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	30	32,270
4.30%, 06/15/45 (Call 12/15/44)	5	5,765
4.45%, 08/15/49 (Call 02/15/49)	5	6,050
4.50%, 11/15/48 (Call 05/15/48)	40	48,167
Target Corp.
3.50%, 07/01/24	95	103,818
3.63%, 04/15/46	80	91,871
3.90%, 11/15/47 (Call 05/15/47)	40	48,742
4.00%, 07/01/42	90	109,773
6.35%, 11/01/32(b)	10	14,616
Walgreen Co., 4.40%, 09/15/42	25	26,031
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	30	33,004
4.65%, 06/01/46 (Call 12/01/45)	45	47,327
4.80%, 11/18/44 (Call 05/18/44)	30	31,490
		2,735,971

Semiconductors — 2.5%
Altera Corp., 4.10%, 11/15/23	5	5,484
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	5	6,742
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	55	60,380
3.90%, 10/01/25 (Call 07/01/25)	25	28,007
4.35%, 04/01/47 (Call 10/01/46)	30	39,139
5.10%, 10/01/35 (Call 04/01/35)	15	20,537
5.85%, 06/15/41	35	51,574
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%,01/15/27 (Call 10/15/26)	70	73,970
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)(a)	30	33,404

40	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)(b)	$235	$236,339
2.35%, 05/11/22 (Call 04/11/22)	330	337,356
2.60%, 05/19/26 (Call 02/19/26)	40	42,190
2.70%, 12/15/22	190	197,414
2.88%, 05/11/24 (Call 03/11/24)	160	169,192
3.10%, 07/29/22	155	161,804
3.15%, 05/11/27 (Call 02/11/27)(b)	115	125,352
3.30%, 10/01/21	250	257,890
3.70%, 07/29/25 (Call 04/29/25)	135	149,398
3.73%, 12/08/47 (Call 06/08/47)	25	29,156
4.00%, 12/15/32	35	42,034
4.10%, 05/19/46 (Call 11/19/45)	30	36,712
4.10%, 05/11/47 (Call 11/11/46)(b)	20	24,555
4.25%, 12/15/42	10	12,398
4.80%, 10/01/41	25	33,221
4.90%, 07/29/45 (Call 01/29/45)	20	26,802
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	35	38,709
3.80%, 03/15/25 (Call 12/15/24)	45	49,412
4.00%, 03/15/29 (Call 12/15/28)	50	56,565
4.88%, 03/15/49 (Call 09/15/48)	10	13,137
Marvell Technology Group Ltd.
4.20%, 06/22/23 (Call 05/22/23)	40	42,851
4.88%, 06/22/28 (Call 03/22/28)	15	16,938
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)(b)	10	10,623
Micron Technology Inc.
4.64%, 02/06/24 (Call 01/06/24)	70	76,292
4.98%, 02/06/26 (Call 12/06/25)	70	78,107
5.33%, 02/06/29 (Call 11/06/28)	30	34,784
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	55	55,621
3.20%, 09/16/26 (Call 06/16/26)	110	119,849
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	65	78,072
4.80%, 05/20/45 (Call 11/20/44)	20	25,343
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	10	10,119
2.25%, 09/04/29 (Call 06/04/29)	110	112,571
2.63%, 05/15/24 (Call 03/15/24)	5	5,244
2.90%, 11/03/27 (Call 08/03/27)	44	47,341
4.15%, 05/15/48 (Call 11/15/47)	45	56,995
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	30	31,408
		3,161,031
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	10	10,948

Software — 4.0%
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)	125	135,010
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	105	115,869
4.38%, 06/15/25 (Call 03/15/25)	69	78,118
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	10	11,076
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	45	50,234
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	35	38,753
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	5	6,231
	Par
Security	(000)	Value

Software (continued)
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	$45	$53,853
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	155	158,811
2.13%, 11/15/22	300	307,425
2.38%, 02/12/22 (Call 01/12/22)	300	307,167
2.38%, 05/01/23 (Call 02/01/23)	10	10,342
2.40%, 02/06/22 (Call 01/06/22)	185	189,538
2.40%, 08/08/26 (Call 05/08/26)	185	194,620
2.65%, 11/03/22 (Call 09/03/22)	365	377,866
2.70%, 02/12/25 (Call 11/12/24)	120	127,224
2.88%, 02/06/24 (Call 12/06/23)	200	211,104
3.13%, 11/03/25 (Call 08/03/25)	150	163,288
3.30%, 02/06/27 (Call 11/06/26)	215	238,405
3.45%, 08/08/36 (Call 02/08/36)	19	21,887
3.50%, 02/12/35 (Call 08/12/34)	45	52,452
3.50%, 11/15/42	25	29,338
3.63%, 12/15/23 (Call 09/15/23)	235	254,265
3.70%, 08/08/46 (Call 02/08/46)	60	72,850
3.75%, 05/01/43 (Call 11/01/42)	15	18,062
3.75%, 02/12/45 (Call 08/12/44)	40	48,685
3.95%, 08/08/56 (Call 02/08/56)	35	44,700
4.00%, 02/12/55 (Call 08/12/54)	35	44,553
4.10%, 02/06/37 (Call 08/06/36)	55	68,076
4.20%, 11/03/35 (Call 05/03/35)	10	12,600
4.25%, 02/06/47 (Call 08/06/46)	65	85,783
4.45%, 11/03/45 (Call 05/03/45)	105	140,303
4.50%, 10/01/40	15	19,871
4.50%, 02/06/57 (Call 08/06/56)	55	76,814
4.75%, 11/03/55 (Call 05/03/55)	10	14,401
4.88%, 12/15/43 (Call 06/15/43)	10	13,938
5.30%, 02/08/41	25	36,008
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	80	84,551
3.25%, 05/15/30 (Call 02/15/30)(b)	45	50,157
3.85%, 07/15/36 (Call 01/15/36)	60	69,183
3.90%, 05/15/35 (Call 11/15/34)	30	35,331
4.00%, 07/15/46 (Call 01/15/46)	75	89,653
4.00%, 11/15/47 (Call 05/15/47)	50	60,226
4.13%, 05/15/45 (Call 11/15/44)	35	42,440
4.30%, 07/08/34 (Call 01/08/34)	20	24,631
4.38%, 05/15/55 (Call 11/15/54)	35	44,386
4.50%, 07/08/44 (Call 01/08/44)	25	31,685
5.38%, 07/15/40	50	68,606
6.13%, 07/08/39	40	59,144
6.50%, 04/15/38	10	15,273
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)(b)	39	41,108
3.70%, 04/11/28 (Call 01/11/28)	365	412,486
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	55	56,709
3.90%, 08/21/27 (Call 05/21/27)	75	79,736
		5,094,825
Telecommunications — 4.9%
America Movil SAB de CV, 6.38%, 03/01/35	25	36,396
AT&T Inc.
3.60%, 07/15/25 (Call 04/15/25)	20	21,598
4.30%, 12/15/42 (Call 06/15/42)(b)	35	38,857
4.35%, 06/15/45 (Call 12/15/44)	60	66,757
4.50%, 05/15/35 (Call 11/15/34)	49	56,579
4.50%, 03/09/48 (Call 09/09/47)	105	119,647

S c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
4.55%, 03/09/49 (Call 09/09/48)	$120	$138,136
4.75%, 05/15/46 (Call 11/15/45)	65	76,170
4.80%, 06/15/44 (Call 12/15/43)	45	52,808
4.85%, 03/01/39 (Call 09/01/38)	40	47,966
4.85%, 07/15/45 (Call 01/15/45)	30	35,391
5.15%, 03/15/42	20	24,459
5.15%, 11/15/46 (Call 05/15/46)	55	67,873
5.15%, 02/15/50 (Call 08/14/49)	40	49,989
5.25%, 03/01/37 (Call 09/01/36)	75	92,613
5.30%, 08/15/58 (Call 02/14/58)	30	38,407
5.35%, 09/01/40	25	31,734
5.35%, 12/15/43	5	6,293
5.45%, 03/01/47 (Call 09/01/46)	40	51,668
5.55%, 08/15/41	15	18,989
5.65%, 02/15/47 (Call 08/15/46)	30	39,566
5.70%, 03/01/57 (Call 09/01/56)	50	67,238
6.00%, 08/15/40 (Call 05/15/40)	35	46,712
6.25%, 03/29/41	30	40,806
6.30%, 01/15/38	5	6,808
6.38%, 03/01/41	10	13,951
6.55%, 02/15/39	5	6,968
British Telecommunications PLC, 9.63%, 12/15/30.	80	126,849
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	85	89,939
5.50%, 01/15/40	130	187,165
5.90%, 02/15/39	65	96,459
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	50	55,275
4.75%, 03/15/42	10	11,565
5.35%, 11/15/48 (Call 05/15/48)	5	6,388
5.45%, 11/15/79 (Call 05/15/79)	25	27,405
5.75%, 08/15/40	5	6,205
5.85%, 11/15/68 (Call 05/15/68)	10	12,557
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	50	76,492
Juniper Networks Inc., 5.95%, 03/15/41	5	6,227
Koninklijke KPN NV, 8.38%, 10/01/30(b)	50	72,066
Motorola Solutions Inc.
3.50%, 03/01/23(b)	10	10,489
4.00%, 09/01/24	15	16,210
4.60%, 02/23/28 (Call 11/23/27)	25	28,263
4.60%, 05/23/29 (Call 02/23/29)	15	17,225
5.50%, 09/01/44	30	35,443
Orange SA
4.13%, 09/14/21	560	584,338
5.38%, 01/13/42	55	76,325
5.50%, 02/06/44 (Call 08/06/43)	5	7,076
9.00%, 03/01/31	105	167,942
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	20	21,085
3.63%, 12/15/25 (Call 09/15/25)	65	70,971
3.70%, 11/15/49 (Call 05/15/49)	25	27,385
4.10%, 10/01/23 (Call 07/01/23)	30	32,566
4.30%, 02/15/48 (Call 08/15/47)	15	17,812
4.35%, 05/01/49 (Call 11/01/48)	30	36,265
4.50%, 03/15/43 (Call 09/15/42)	50	59,976
5.00%, 03/15/44 (Call 09/15/43)	69	88,550
7.50%, 08/15/38	5	7,880
Telefonica Emisiones SA
4.10%, 03/08/27	150	166,452
4.57%, 04/27/23	100	109,048
	Par
Security	(000)	Value

Telecommunications (continued)
7.05%, 06/20/36.	$100	$144,067
Telefonica Europe BV, 8.25%, 09/15/30	45	66,718
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	30	31,420
3.70%, 09/15/27 (Call 06/15/27)	80	88,098
4.30%, 06/15/49 (Call 12/15/48)(b)	35	42,614
4.60%, 11/16/48 (Call 05/16/48)	50	63,237
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	44	50,307
4.13%, 03/16/27	60	68,564
4.13%, 08/15/46	40	48,386
4.27%, 01/15/36	80	95,962
4.40%, 11/01/34 (Call 05/01/34)	20	24,434
4.50%, 08/10/33	70	85,770
4.52%, 09/15/48	90	116,050
4.67%, 03/15/55	55	73,807
4.75%, 11/01/41	40	51,395
4.81%, 03/15/39	55	70,778
4.86%, 08/21/46	85	112,595
5.01%, 04/15/49	80	110,119
5.01%, 08/21/54	5	7,006
5.25%, 03/16/37	90	119,837
5.50%, 03/16/47	30	43,102
6.55%, 09/15/43	30	47,146
Vodafone Group PLC
2.50%, 09/26/22(b)	100	102,436
2.95%, 02/19/23	75	78,058
3.75%, 01/16/24	5	5,392
4.13%, 05/30/25	215	239,321
4.25%, 09/17/50	30	32,926
4.38%, 05/30/28.	100	115,260
4.38%, 02/19/43	32	36,040
5.00%, 05/30/38	117	141,932
5.13%, 06/19/59	5	6,179
5.25%, 05/30/48	45	56,741
6.15%, 02/27/37	10	13,473
6.25%, 11/30/32	5	6,790
7.88%, 02/15/30	80	115,168
		6,161,400
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	40	42,419

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	40	41,471
5.10%, 05/15/44 (Call 11/15/43)	35	37,492
6.35%, 03/15/40	10	12,281
		91,244
Transportation — 2.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/50 (Call 08/15/49)	30	33,980
4.05%, 06/15/48 (Call 12/15/47)	50	60,323
4.13%, 06/15/47 (Call 12/15/46)	5	6,065
4.15%, 12/15/48 (Call 06/15/48)	25	30,589
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	10	10,695
2.95%, 11/21/24 (Call 08/21/24)	10	10,582
3.65%, 02/03/48 (Call 08/03/47)	60	70,258
4.45%, 01/20/49 (Call 07/20/48)	35	46,848
6.20%, 06/01/36	15	22,129

42	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
6.38%, 11/15/37	$35	$53,684
Canadian Pacific Railway Co., 6.13%, 09/15/2115
(Call 03/15/2115)	25	40,288
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	50	56,655
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	45	45,964
3.25%, 06/01/27 (Call 03/01/27)	30	32,565
3.35%, 09/15/49 (Call 03/15/49)	25	26,447
3.80%, 03/01/28 (Call 12/01/27)	20	22,491
3.80%, 11/01/46 (Call 05/01/46)	20	22,390
3.95%, 05/01/50 (Call 11/01/49)	15	17,415
4.10%, 03/15/44 (Call 09/15/43)(b)	6	6,966
4.25%, 03/15/29 (Call 12/15/28)(b)	20	23,277
4.25%, 11/01/66 (Call 05/01/66)	20	23,003
4.30%, 03/01/48 (Call 09/01/47)	35	42,397
4.50%, 03/15/49 (Call 09/15/48)	10	12,555
4.65%, 03/01/68 (Call 09/01/67)	15	19,099
4.75%, 05/30/42 (Call 11/30/41)	15	18,790
4.75%, 11/15/48 (Call 05/15/48)	15	19,272
5.50%, 04/15/41 (Call 10/15/40)	14	18,925
6.15%, 05/01/37	25	35,113
6.22%, 04/30/40	20	29,114
FedEx Corp.
3.88%, 08/01/42	5	5,039
4.05%, 02/15/48 (Call 08/15/47)	25	25,347
4.10%, 04/15/43	15	15,426
4.10%, 02/01/45	20	20,399
4.40%, 01/15/47 (Call 07/15/46)	30	31,651
4.55%, 04/01/46 (Call 10/01/45)	15	16,149
4.75%, 11/15/45 (Call 05/15/45)	34	38,037
4.95%, 10/17/48 (Call 04/17/48)	25	28,529
5.10%, 01/15/44	20	23,155
Kansas City Southern
2.88%, 11/15/29 (Call 05/15/29)	75	78,868
4.20%, 11/15/69 (Call 05/15/69)	5	5,848
4.30%, 05/15/43 (Call 11/15/42)	25	29,915
4.70%, 05/01/48 (Call 11/01/47)	15	19,431
4.95%, 08/15/45 (Call 02/15/45)	30	38,864
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	15	15,567
3.15%, 06/01/27 (Call 03/01/27)	15	16,244
3.65%, 08/01/25 (Call 06/01/25)	25	27,569
3.80%, 08/01/28 (Call 05/01/28)	35	39,948
3.94%, 11/01/47 (Call 05/01/47)	30	34,582
3.95%, 10/01/42 (Call 04/01/42)	10	11,533
4.05%, 08/15/52 (Call 02/15/52)	45	53,806
4.10%, 05/15/49 (Call 11/15/48)	5	6,013
4.15%, 02/28/48 (Call 08/28/47)	20	24,209
4.45%, 06/15/45 (Call 12/15/44)	25	30,665
4.65%, 01/15/46 (Call 07/15/45)	10	12,712
4.84%, 10/01/41	30	38,263
5.10%, 08/01/2118 (Call 02/01/2118)	45	58,946
Ryder System Inc.
2.80%, 03/01/22 (Call 02/01/22)	50	51,109
3.45%, 11/15/21 (Call 10/15/21)	290	297,755
3.50%, 06/01/21.	5	5,118
3.75%, 06/09/23 (Call 05/09/23)	30	31,924
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)	10	10,418
3.80%, 10/01/51 (Call 04/01/51)	40	45,195
Security	Par/ Shares (000)	Value

Transportation (continued)
3.84%, 03/20/60 (Call 09/20/59)(a)	$10	$11,199
3.88%, 02/01/55 (Call 08/01/54)	20	22,392
4.00%, 04/15/47 (Call 10/15/46)	15	17,488
4.05%, 11/15/45 (Call 05/15/45)	15	17,474
4.05%, 03/01/46 (Call 09/01/45)	15	17,465
4.10%, 09/15/67 (Call 03/15/67)	35	39,380
4.15%, 01/15/45 (Call 07/15/44)	10	11,705
4.25%, 04/15/43 (Call 10/15/42)	15	17,791
4.30%, 03/01/49 (Call 09/01/48)	25	30,191
4.38%, 11/15/65 (Call 05/15/65)	36	42,342
4.50%, 09/10/48 (Call 03/10/48)	30	38,456
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)	15	16,247
3.40%, 03/15/29 (Call 12/15/28)	50	55,531
3.40%, 11/15/46 (Call 05/15/46)	5	5,230
3.40%, 09/01/49 (Call 03/01/49)	20	21,062
3.63%, 10/01/42	45	48,921
3.75%, 11/15/47 (Call 05/15/47)	30	33,354
4.25%, 03/15/49 (Call 09/15/48)	20	24,298
4.88%, 11/15/40 (Call 05/15/40)	30	38,310
6.20%, 01/15/38	65	95,726
		2,650,675
Trucking & Leasing — 0.0%
GATX Corp.
3.85%, 03/30/27 (Call 12/30/26)	20	21,692
4.55%, 11/07/28 (Call 08/07/28)	15	17,346
5.20%, 03/15/44 (Call 09/15/43)	5	6,352
		45,390
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	21	23,884
4.00%, 12/01/46 (Call 06/01/46)	5	5,878
4.15%, 06/01/49 (Call 12/01/48)	20	24,403
4.20%, 09/01/48 (Call 03/01/48)	10	12,320
4.30%, 12/01/42 (Call 06/01/42)	25	29,729
4.30%, 09/01/45 (Call 03/01/45)	5	6,131
6.59%, 10/15/37	20	30,336
		132,681
Total Corporate Bonds & Notes — 97.2%
(Cost: $117,311,409)		123,449,415

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(e)(f)(g)	7,597	7,602,186
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(e)(f)	2,266	2,266,000
		9,868,186
Total Short-Term Investments — 7.8%
(Cost: $9,866,409)		9,868,186

Total Investments in Securities — 105.0%
(Cost: $127,177,818)		133,317,601

Other Assets, Less Liabilities — (5.0)%		(6,362,781)

Net Assets — 100.0%		$126,954,820

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (continued)	iShares® ESG USD Corporate Bond ETF
February 29, 2020

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares					Change in
	Held at		Held at					Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized	Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,693	5,904	7,597	$7,602,186	$9,671	(b)	$(60)	$1,397
BlackRock Cash Funds: Treasury, SL Agency Shares.	321	1,945	2,266	2,266,000	15,942		—	—
				$9,868,186	$25,613		$(60)	$1,397

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes.	$—	$123,449,415	$—	$123,449,415
Money Market Funds	9,868,186	—	—	9,868,186
	$9,868,186	$123,449,415	$—	$133,317,601

See notes to financial statements.

44	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.9%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$100	$116,348
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	250	282,345
Series 2018-B6, Class AAB, 4.17%, 10/10/51	250	284,047
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	110,705
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46	143	147,468
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50	250	270,947
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	106,670
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	118	123,134
Series 2014-C19, Class A4, 3.53%, 12/15/47	100	108,294
Series 2015-C27, Class A4, 3.75%, 12/15/47	250	276,802
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52	82	89,669
WFRBS Commercial Mortgage Trust, Series 2012-C9,
Class A3, 2.87%, 11/15/45	87	90,119
		2,006,548

Total Collaterized Mortgage Obligations — 0.9%
(Cost: $1,909,989)		2,006,548

Corporate Bonds & Notes

Advertising — 0.2%
WPP Finance 2010
3.63%, 09/07/22	210	220,097
3.75%, 09/19/24	255	273,462
		493,559
Aerospace & Defense — 0.8%
Embraer Netherlands Finance BV, 5.40%, 02/01/27	61	69,044
L3Harris Technologies Inc., 5.05%, 04/27/45 (Call 10/27/44)	5	6,568
Raytheon Co.
4.70%, 12/15/41	12	15,908
4.88%, 10/15/40	20	27,199
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	307	315,943
3.20%, 03/15/24 (Call 01/15/24)	515	548,794
3.50%, 03/15/27 (Call 12/15/26)	200	222,628
3.70%, 12/15/23 (Call 09/15/23)	200	216,068
4.35%, 04/15/47 (Call 10/15/46)	10	12,889
4.80%, 12/15/43 (Call 06/15/43)	2	2,676
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	30	35,092
4.15%, 05/15/45 (Call 11/16/44)	65	79,898
4.50%, 06/01/42	60	76,992
4.63%, 11/16/48 (Call 05/16/48)	7	9,382
5.70%, 04/15/40	5	7,262
6.05%, 06/01/36	5	7,208
6.13%, 07/15/38	25	37,063
		1,690,614
Agriculture — 0.2%
Archer-Daniels-Midland Co.
3.75%, 09/15/47 (Call 03/15/47)	10	11,746
4.02%, 04/16/43	7	8,473
4.54%, 03/26/42	15	19,369
	Par
Security	(000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	$95	$97,534
3.25%, 08/15/26 (Call 05/15/26)	145	150,062
3.75%, 09/25/27 (Call 06/25/27)	90	94,831
4.35%, 03/15/24 (Call 02/15/24)	65	70,317
		452,332
Airlines — 0.0%
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)	15	15,139
4.38%, 04/19/28 (Call 01/19/28)	30	31,808
		46,947
Apparel — 0.0%
NIKE Inc., 3.88%, 11/01/45 (Call 05/01/45)	15	18,447

Auto Manufacturers — 0.2%
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	180	193,189
4.88%, 10/01/43 (Call 04/01/43)	27	36,273
Ford Motor Co.
4.75%, 01/15/43	45	38,977
6.63%, 10/01/28	30	33,729
7.45%, 07/16/31	20	22,435
General Motors Co.
5.00%, 04/01/35	20	21,424
5.15%, 04/01/38 (Call 10/01/37)	10	10,357
5.20%, 04/01/45	35	34,660
5.95%, 04/01/49 (Call 10/01/48)	30	32,999
6.25%, 10/02/43	25	28,021
6.60%, 04/01/36 (Call 10/01/35)	10	12,068
6.75%, 04/01/46 (Call 10/01/45)	15	17,681
		481,813
Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	60	68,582
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	5	5,483
		74,065
Banks — 4.5%
Australia & New Zealand Banking Group Ltd./New York NY,
3.70%, 11/16/25	25	27,812
Bank of America Corp.
3.42%, 12/20/28 (Call 12/20/27)(a)	55	59,372
3.59%, 07/21/28 (Call 07/21/27)(a)	150	164,236
3.95%, 01/23/49 (Call 01/23/48)(a)	70	83,723
3.97%, 03/05/29 (Call 03/05/28)(a)	70	78,823
4.24%, 04/24/38 (Call 04/24/37)(a)	35	42,203
4.33%, 03/15/50 (Call 03/15/49)(a)	2	2,549
4.44%, 01/20/48 (Call 01/20/47)(a)	35	44,759
4.88%, 04/01/44	12	16,171
5.00%, 01/21/44	55	74,398
5.88%, 02/07/42	30	44,443
Series L, 4.18%, 11/25/27 (Call 11/25/26)	15	16,688
Series L, 4.75%, 04/21/45	5	6,566
Bank of Montreal, 3.80%, 12/15/32 (Call 12/15/27)(a)	95	103,636
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	94	101,222
3.30%, 08/23/29 (Call 05/23/29)	60	65,738
3.44%, 02/07/28 (Call 02/07/27)(a)	20	21,984
3.85%, 04/28/28	15	17,296
Bank of Nova Scotia (The), 4.50%, 12/16/25	72	81,373

S c h e d u l e o f I n v e s t m e n t s	45

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	$450	$462,253
3.50%, 06/11/21 (Call 05/11/21)	25	25,592
Canadian Imperial Bank of Commerce
3.10%, 04/02/24	275	290,221
3.50%, 09/13/23	465	498,513
Citigroup Inc.
4.13%, 07/25/28	10	11,144
4.28%, 04/24/48 (Call 10/24/47)(a)	17	21,261
4.45%, 09/29/27	70	78,970
4.65%, 07/30/45	35	45,906
4.65%, 07/23/48 (Call 06/23/48)	55	72,726
4.75%, 05/18/46	35	44,119
5.30%, 05/06/44	25	33,907
5.88%, 02/22/33	16	21,382
5.88%, 01/30/42	20	29,376
6.00%, 10/31/33	20	27,333
6.63%, 06/15/32	15	20,854
6.68%, 09/13/43	10	15,450
8.13%, 07/15/39	35	61,020
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	22	24,993
Cooperatieve Rabobank UA, 5.25%, 05/24/41	55	79,005
Credit Suisse Group Funding Guernsey Ltd., 4.55%,
04/17/26	50	56,393
Deutsche Bank AG, 4.10%, 01/13/26	85	89,697
Fifth Third Bancorp., 8.25%, 03/01/38	25	41,594
Goldman Sachs Group Inc. (The)
3.69%, 06/05/28 (Call 06/05/27)(a)	115	125,879
3.81%, 04/23/29 (Call 04/23/28)(a)	75	82,800
3.85%, 01/26/27 (Call 01/26/26)	135	148,133
4.02%, 10/31/38 (Call 10/31/37)(a)	20	22,983
4.22%, 05/01/29 (Call 05/01/28)(a)	120	136,054
4.41%, 04/23/39 (Call 04/23/38)(a)	35	41,904
4.75%, 10/21/45 (Call 04/21/45)	65	83,870
4.80%, 07/08/44 (Call 01/08/44)	25	32,107
5.15%, 05/22/45	5	6,475
6.13%, 02/15/33	5	6,962
6.25%, 02/01/41	70	102,240
6.45%, 05/01/36	10	13,698
6.75%, 10/01/37	45	65,290
HSBC Holdings PLC, 6.10%, 01/14/42.	60	87,754
ING Groep NV, 3.95%, 03/29/27.	50	55,459
JPMorgan Chase & Co.
3.90%, 01/23/49 (Call 01/23/48)(a)	25	29,653
3.96%, 11/15/48 (Call 11/15/47)(a)	20	24,248
4.03%, 07/24/48 (Call 07/24/47)(a)	25	30,436
4.26%, 02/22/48 (Call 02/22/47)(a)	80	98,834
4.95%, 06/01/45	5	6,709
5.40%, 01/06/42	20	27,586
5.50%, 10/15/40	15	20,863
5.60%, 07/15/41	30	42,660
5.63%, 08/16/43	2	2,866
6.40%, 05/15/38	85	126,469
KeyCorp.
2.55%, 10/01/29	55	56,142
4.10%, 04/30/28	10	11,383
KfW
0.00%, 06/29/37(b)	10	7,508
1.50%, 06/15/21	100	100,617
1.75%, 09/14/29	45	47,236
	Par
Security	(000)	Value

Banks (continued)
2.00%, 09/29/22	$105	$107,819
2.00%, 10/04/22	258	265,005
2.00%, 05/02/25	110	115,441
2.13%, 03/07/22	180	184,127
2.13%, 06/15/22	230	236,031
2.13%, 01/17/23	210	216,968
2.38%, 12/29/22	535	556,261
2.50%, 11/20/24	50	53,446
2.63%, 02/28/24	25	26,614
2.88%, 04/03/28	190	215,251
3.13%, 12/15/21	50	51,896
Mitsubishi UFJ Financial Group Inc., 4.29%, 07/26/38	10	12,436
Morgan Stanley
3.13%, 07/27/26	85	90,644
3.59%, 07/22/28 (Call 07/22/27)(a)	115	126,317
3.63%, 01/20/27	80	87,630
3.77%, 01/24/29 (Call 01/24/28)(a)	209	231,835
3.95%, 04/23/27	70	77,029
3.97%, 07/22/38 (Call 07/22/37)(a)	5	5,734
4.30%, 01/27/45	15	18,372
4.35%, 09/08/26	75	84,635
4.38%, 01/22/47	77	97,617
6.38%, 07/24/42	21	32,212
7.25%, 04/01/32	15	22,415
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27)(a)	30	31,770
3.65%, 08/03/28 (Call 05/03/28)	24	27,328
3.95%, 10/30/25	125	141,131
Oesterreichische Kontrollbank AG
2.38%, 10/01/21	240	244,980
2.88%, 03/13/23	304	321,094
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29
(Call 01/23/29)	194	213,423
Regions Financial Corp., 7.38%, 12/10/37	5	7,537
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	105	114,767
6.00%, 12/19/23	65	72,929
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 04/14/27)	30	32,887
4.50%, 07/17/25 (Call 04/17/25)	216	237,637
State Street Corp., 3.03%, 11/01/34 (Call 11/01/29)(a)	5	5,345
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	35	36,463
3.01%, 10/19/26	90	95,761
3.36%, 07/12/27	58	63,055
3.45%, 01/11/27	40	43,554
3.54%, 01/17/28	5	5,492
3.94%, 07/19/28	75	85,509
SVB Financial Group, 3.50%, 01/29/25	75	80,673
Toronto-Dominion Bank (The), 3.63%, 09/15/31
(Call 09/15/26)(a)	111	121,171
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	30	33,869
Westpac Banking Corp.
2.70%, 08/19/26	70	73,783
2.85%, 05/13/26	105	111,433
3.40%, 01/25/28	10	11,113
4.11%, 07/24/34 (Call 07/24/29)(a)	84	92,053
4.32%, 11/23/31 (Call 11/23/26)(a)	10	11,033
		9,981,044

46	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	$50	$59,904
4.90%, 02/01/46 (Call 08/01/45)	102	125,702
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	15	16,450
4.00%, 01/17/43	15	16,576
4.63%, 02/01/44	10	11,989
4.70%, 02/01/36 (Call 08/01/35)	40	47,429
4.90%, 02/01/46 (Call 08/01/45)	5	6,113
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	2	2,148
4.00%, 04/13/28 (Call 01/13/28)	82	92,611
4.38%, 04/15/38 (Call 10/15/37)	20	23,139
4.60%, 04/15/48 (Call 10/15/47)	10	11,996
4.75%, 01/23/29 (Call 10/23/28)	110	130,413
4.75%, 04/15/58 (Call 10/15/57)	30	36,250
4.95%, 01/15/42	5	6,223
5.45%, 01/23/39 (Call 07/23/38)	10	12,884
5.55%, 01/23/49 (Call 07/23/48)	20	27,147
5.80%, 01/23/59 (Call 07/23/58)	35	49,148
8.00%, 11/15/39	2	3,292
8.20%, 01/15/39	5	8,176
Constellation Brands Inc., 5.25%, 11/15/48 (Call 05/15/48)	2	2,613
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	715	740,676
3.50%, 09/18/23 (Call 08/18/23)	350	375,518
Diageo Investment Corp., 2.88%, 05/11/22.	460	475,106
Keurig Dr Pepper Inc.
4.42%, 12/15/46 (Call 06/15/46)	12	14,024
5.09%, 05/25/48 (Call 11/25/47)	5	6,390
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	135	140,774
4.20%, 07/15/46 (Call 01/15/46)	40	40,866
5.00%, 05/01/42	30	34,123
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	185	194,746
2.63%, 07/29/29 (Call 04/29/29)	50	53,571
2.75%, 04/30/25 (Call 01/30/25)	125	132,441
2.85%, 02/24/26 (Call 11/24/25)	50	53,769
3.00%, 10/15/27 (Call 07/15/27)	55	60,088
3.38%, 07/29/49 (Call 01/29/49)	10	11,460
3.45%, 10/06/46 (Call 04/06/46)	45	51,539
4.00%, 03/05/42	45	54,910
4.00%, 05/02/47 (Call 11/02/46)	5	6,238
4.25%, 10/22/44 (Call 04/22/44)	10	12,700
4.45%, 04/14/46 (Call 10/14/45)	10	13,257
4.60%, 07/17/45 (Call 01/17/45)	15	19,922
		3,182,321
Biotechnology — 0.2%
Amgen Inc.
3.20%, 11/02/27 (Call 08/02/27)	15	16,281
4.40%, 05/01/45 (Call 11/01/44)	20	23,275
4.56%, 06/15/48 (Call 12/15/47)	30	36,590
4.66%, 06/15/51 (Call 12/15/50)	75	93,188
4.95%, 10/01/41	17	21,629
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	38	40,733
3.65%, 03/01/26 (Call 12/01/25)	105	115,895
4.00%, 09/01/36 (Call 03/01/36)	10	11,636
	Par
Security	(000)	Value

Biotechnology (continued)
4.15%, 03/01/47 (Call 09/01/46)	$10	$12,064
4.50%, 02/01/45 (Call 08/01/44)	25	30,825
4.60%, 09/01/35 (Call 03/01/35)	10	12,564
4.75%, 03/01/46 (Call 09/01/45)	45	57,854
4.80%, 04/01/44 (Call 10/01/43)	30	38,412
		510,946
Building Materials — 0.2%
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	43	47,969
4.95%, 07/02/64 (Call 01/02/64)(c)	5	6,280
5.13%, 09/14/45 (Call 03/14/45)	2	2,579
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	5	5,651
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	15	15,696
3.95%, 08/15/29 (Call 05/15/29)(d)	69	77,147
4.20%, 12/01/24 (Call 09/01/24)	100	108,423
4.30%, 07/15/47 (Call 01/15/47)	35	37,118
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	20	23,470
		324,333
Chemicals — 0.8%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	15	18,363
Dow Chemical Co. (The)
4.63%, 10/01/44 (Call 04/01/44)	2	2,308
4.80%, 05/15/49 (Call 11/15/48)	25	29,472
9.40%, 05/15/39	5	8,618
DuPont de Nemours Inc.
4.73%, 11/15/28 (Call 08/15/28)	45	51,921
5.32%, 11/15/38 (Call 05/15/38)	60	72,958
5.42%, 11/15/48 (Call 05/15/48)	60	75,568
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	12	13,825
4.80%, 09/01/42 (Call 03/01/42)	15	17,431
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	315	321,587
2.70%, 11/01/26 (Call 08/01/26)	36	38,266
3.25%, 01/14/23 (Call 11/19/22)	150	157,316
3.25%, 12/01/27 (Call 09/01/27)	40	44,004
3.95%, 12/01/47 (Call 06/01/47)	7	8,511
4.35%, 12/08/21	650	680,258
5.50%, 12/08/41	10	14,088
International Flavors & Fragrances Inc.
4.45%, 09/26/28 (Call 06/26/28)	25	28,625
5.00%, 09/26/48 (Call 03/26/48)	30	35,250
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	30	34,876
5.25%, 07/15/43	5	5,998
LYB International Finance III LLC, 4.20%, 10/15/49
(Call 04/15/49)	5	5,262
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	10,634
4.88%, 11/15/41 (Call 05/15/41)	5	5,604
5.45%, 11/15/33 (Call 05/15/33)	15	17,482
5.63%, 11/15/43 (Call 05/15/43)	25	29,937
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	2	2,224
4.90%, 06/01/43 (Call 12/01/42)	10	11,935
5.25%, 01/15/45 (Call 07/15/44)	15	18,837
5.63%, 12/01/40	5	6,342
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	44	46,162

S c h e d u l e o f I n v e s t m e n t s	47

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)	$10	$11,672
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	10	10,476
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	10	12,054
Westlake Chemical Corp., 5.00%, 08/15/46 (Call 02/15/46)	20	22,526
		1,870,390
Commercial Services — 0.3%
IHS Markit Ltd.
4.25%, 05/01/29 (Call 02/01/29)	135	152,727
4.75%, 08/01/28 (Call 05/01/28)	120	140,212
Moody’s Corp., 4.88%, 12/17/48 (Call 06/17/48)	12	16,003
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	350	367,836
4.00%, 03/18/29 (Call 12/18/28)	20	22,911
S&P Global Inc., 3.25%, 12/01/49 (Call 06/01/49)	12	12,996
		712,685
Computers — 0.9%
Apple Inc.
3.45%, 02/09/45	32	36,287
3.75%, 09/12/47 (Call 03/12/47)	10	11,845
3.75%, 11/13/47 (Call 05/13/47)	2	2,391
3.85%, 05/04/43	40	47,669
3.85%, 08/04/46 (Call 02/04/46)	20	23,796
4.38%, 05/13/45	40	51,329
4.65%, 02/23/46 (Call 08/23/45)	45	59,988
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(e)	35	40,275
6.02%, 06/15/26 (Call 03/15/26)(e)	176	206,084
8.10%, 07/15/36 (Call 01/15/36)(e)	35	48,064
8.35%, 07/15/46 (Call 01/15/46)(e)	32	43,423
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (Call 09/05/21)	230	236,755
4.40%, 10/15/22 (Call 08/15/22)	436	464,820
4.90%, 10/15/25 (Call 07/15/25)	200	227,360
HP Inc., 6.00%, 09/15/41	35	40,167
International Business Machines Corp.
3.45%, 02/19/26	100	109,371
3.50%, 05/15/29	100	112,167
4.00%, 06/20/42	5	5,931
5.88%, 11/29/32	15	20,485
7.00%, 10/30/25	140	178,321
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)	25	26,486
5.75%, 12/01/34 (Call 06/01/34)	25	25,906
		2,018,920
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	10	12,459
4.00%, 08/15/45	50	64,248
Procter & Gamble Co. (The)
2.45%, 11/03/26	178	190,227
5.50%, 02/01/34	15	21,168
5.55%, 03/05/37	45	66,643
		354,745
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	35	39,561
4.20%, 05/15/47 (Call 11/15/46)	5	6,063
4.60%, 06/15/45 (Call 12/15/44)	17	21,747
		67,371
	Par
Security	(000)	Value

Diversified Financial Services — 0.5%
Ally Financial Inc. 8.00%, 11/01/31	$12	$16,655
American Express Co.
3.00%, 10/30/24 (Call 09/29/24)	410	434,079
4.05%, 12/03/42	10	12,582
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	75	82,266
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	10	11,032
4.70%, 09/20/47 (Call 03/20/47)	20	24,148
4.85%, 03/29/29 (Call 12/29/28)	45	53,517
CME Group Inc., 4.15%, 06/15/48 (Call 12/15/47)	10	12,844
Invesco Finance PLC, 5.38%, 11/30/43	5	6,707
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	40	45,182
Jefferies Group LLC, 6.25%, 01/15/36	10	12,449
Legg Mason Inc.
4.75%, 03/15/26	75	85,859
5.63%, 01/15/44	35	48,129
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	25	30,353
3.95%, 02/26/48 (Call 08/26/47)	17	21,225
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)	35	41,870
4.15%, 12/14/35 (Call 06/14/35)	2	2,482
4.30%, 12/14/45 (Call 06/14/45)	70	91,030
		1,032,409
Electric — 1.9%
AEP Transmission Co. LLC, 3.15%, 09/15/49 (Call 03/15/49)	10	10,604
Alabama Power Co., 6.00%, 03/01/39	5	7,278
Ameren Illinois Co., 4.50%, 03/15/49 (Call 09/15/48)	5	6,595
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	20	24,161
4.45%, 06/01/45 (Call 12/01/44)	5	6,143
Arizona Public Service Co.
3.50%, 12/01/49 (Call 06/01/49)	10	11,257
4.50%, 04/01/42 (Call 10/01/41)	10	12,652
5.05%, 09/01/41 (Call 03/01/41)	5	6,591
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	180	192,037
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	5	6,442
Baltimore Gas & Electric Co., 3.50%, 08/15/46
(Call 02/15/46)	5	5,641
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	25	28,599
4.45%, 01/15/49 (Call 07/15/48)	20	25,130
4.50%, 02/01/45 (Call 08/01/44)	5	6,224
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	90	96,194
3.45%, 08/15/27 (Call 05/15/27)	75	82,446
4.88%, 03/01/44 (Call 09/01/43)	25	32,130
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	10	11,442
3.70%, 03/01/45 (Call 09/01/44)	15	17,408
4.00%, 03/01/48 (Call 09/01/47)	5	6,015
6.45%, 01/15/38	15	22,893
Connecticut Light & Power Co. (The), 4.30%, 04/15/44
(Call 10/15/43)	45	56,740
Consolidated Edison Co. of New York Inc.
4.50%, 05/15/58 (Call 11/15/57)	35	45,016
Series 06-A, 5.85%, 03/15/36.	10	13,846
Series 08-B, 6.75%, 04/01/38.	5	7,645
Series 09-C, 5.50%, 12/01/39.	25	34,437

48	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series 12-A, 4.20%, 03/15/42.	$10	$12,003
Series A, 4.13%, 05/15/49 (Call 11/15/48)	15	18,399
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	15	16,213
3.25%, 08/15/46 (Call 02/15/46)	2	2,208
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)(e)	5	5,705
Dominion Energy Inc.
Series C, 4.90%, 08/01/41 (Call 02/01/41)	25	31,164
Series F, 5.25%, 08/01/33	18	22,947
DTE Electric Co., 4.30%, 07/01/44 (Call 01/01/44)	10	12,613
DTE Energy Co., 6.38%, 04/15/33	20	27,940
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	10	11,610
4.25%, 12/15/41 (Call 06/15/41)	5	6,139
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	50	55,426
3.95%, 08/15/47 (Call 02/15/47)	15	17,085
4.20%, 06/15/49 (Call 12/15/48)	15	17,691
4.80%, 12/15/45 (Call 06/15/45)	20	25,182
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	5	5,526
6.40%, 06/15/38	5	7,721
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	11,685
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	17,230
3.70%, 10/15/46 (Call 04/15/46)	25	28,579
4.10%, 03/15/43 (Call 09/15/42)	25	30,293
4.20%, 08/15/45 (Call 02/15/45)	5	6,225
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	5	5,395
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	15	16,331
4.00%, 03/15/33 (Call 12/15/32)	40	47,967
Entergy Texas Inc., 3.55%, 09/30/49 (Call 03/30/49)	20	23,024
Eversource Energy, Series M, 3.30%, 01/15/28
(Call 10/15/27)	90	97,374
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	35	38,113
4.45%, 04/15/46 (Call 10/15/45)	5	6,112
4.95%, 06/15/35 (Call 12/15/34)	40	49,677
5.10%, 06/15/45 (Call 12/15/44)	25	32,444
5.63%, 06/15/35	10	13,283
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	42,195
6.25%, 10/01/39	60	75,896
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	295	318,391
3.80%, 12/15/42 (Call 06/15/42)	10	11,773
4.05%, 06/01/42 (Call 12/01/41)	30	36,685
4.13%, 02/01/42 (Call 08/01/41)	5	6,161
4.13%, 06/01/48 (Call 12/01/47)	10	12,784
5.95%, 02/01/38	50	74,496
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	20	21,758
Indiana Michigan Power Co.
6.05%, 03/15/37	5	7,076
Series K, 4.55%, 03/15/46 (Call 09/15/45)	10	12,775
Series L, 3.75%, 07/01/47 (Call 01/01/47)	10	11,422
Interstate Power & Light Co., 3.50%, 09/30/49 (Call 03/30/49)	5	5,545
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	5	6,546
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	5	5,790
	Par
Security	(000)	Value

Electric (continued)
National Grid USA, 5.80%, 04/01/35	$15	$19,481
National Rural Utilities Cooperative Finance Corp., 5.25%,
04/20/46 (Call 04/20/26)(a)	40	43,450
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	10	10,467
3.15%, 04/01/24 (Call 03/01/24)	175	186,455
3.50%, 04/01/29 (Call 01/01/29)	20	22,108
3.55%, 05/01/27 (Call 02/01/27)	345	378,896
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	10	10,438
4.13%, 05/15/44 (Call 11/15/43)	10	12,222
5.35%, 11/01/39	5	7,114
6.25%, 06/01/36	10	14,697
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	35	38,034
4.40%, 03/01/44 (Call 09/01/43)	10	12,594
PacifiCorp, 4.15%, 02/15/50 (Call 08/15/49)	5	6,257
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	20	24,522
PPL Capital Funding Inc., 5.00%, 03/15/44 (Call 09/15/43)	15	19,038
PPL Electric Utilities Corp., 3.00%, 10/01/49 (Call 04/01/49)	30	31,557
Progress Energy Inc., 6.00%, 12/01/39	25	35,691
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	25	28,117
3.70%, 06/15/28 (Call 12/15/27)	70	79,983
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	30	35,930
5.80%, 05/01/37	10	14,352
San Diego Gas & Electric Co.
4.50%, 08/15/40	10	12,623
6.00%, 06/01/39	5	7,452
Sempra Energy
3.40%, 02/01/28 (Call 10/01/27)	125	134,484
3.80%, 02/01/38 (Call 08/01/37)	50	55,639
4.00%, 02/01/48 (Call 08/01/47)	25	27,569
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	35	39,141
4.05%, 03/15/42 (Call 09/15/41)	10	11,301
4.65%, 10/01/43 (Call 04/01/43)	5	6,066
6.00%, 01/15/34	1	1,391
6.65%, 04/01/29	30	38,332
Series 04-G, 5.75%, 04/01/35	5	6,847
Series 05-E, 5.35%, 07/15/35	15	19,874
Series 06-E, 5.55%, 01/15/37	5	6,694
Series 08-A, 5.95%, 02/01/38.	5	6,929
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	15	16,828
Series C, 4.13%, 03/01/48 (Call 09/01/47)	5	5,811
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	25	28,685
4.40%, 07/01/46 (Call 01/01/46)	100	117,535
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)	30	31,235
Southern Power Co.
5.15%, 09/15/41	35	43,000
5.25%, 07/15/43	5	6,228
Series F, 4.95%, 12/15/46 (Call 06/15/46)	20	24,701
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	45	49,754
Series L, 3.85%, 02/01/48 (Call 08/01/47)	2	2,239
Southwestern Public Service Co., 3.70%, 08/15/47
(Call 02/15/47)	40	46,670

S c h e d u l e o f I n v e s t m e n t s	49

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Tampa Electric Co.
3.63%, 06/15/50 (Call 12/15/49)	$5	$5,752
4.35%, 05/15/44 (Call 11/15/43)	25	31,594
Tucson Electric Power Co., 4.85%, 12/01/48 (Call 06/01/48)	5	6,684
Union Electric Co., 8.45%, 03/15/39	10	17,793
Virginia Electric & Power Co.
8.88%, 11/15/38	25	45,366
Series C, 4.00%, 11/15/46 (Call 05/15/46)	20	23,875
Wisconsin Public Service Corp., 4.75%, 11/01/44
(Call 05/01/44)	20	27,159
Xcel Energy Inc.
3.35%, 12/01/26 (Call 06/01/26)	110	119,707
4.00%, 06/15/28 (Call 12/15/27)	30	34,115
6.50%, 07/01/36	10	14,422
		4,249,061
Electronics — 0.4%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	15	15,641
3.05%, 09/22/26 (Call 06/22/26)	160	169,810
3.88%, 07/15/23 (Call 04/15/23)	160	170,307
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	15	16,313
Honeywell International Inc.
5.70%, 03/15/36	10	14,255
5.70%, 03/15/37	10	14,532
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	24	25,299
4.55%, 10/30/24 (Call 07/30/24)	70	77,823
4.60%, 04/06/27 (Call 01/06/27)	55	62,890
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	60	63,169
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	25	26,572
4.75%, 12/01/24 (Call 09/01/24)	20	22,115
4.90%, 06/15/28 (Call 03/15/28)	79	90,625
Tyco Electronics Group SA, 3.13%, 08/15/27 (Call 05/15/27)	90	96,687
		866,038
Engineering & Construction — 0.1%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	125	120,603
4.25%, 09/15/28 (Call 06/15/28)(d)	40	37,489
		158,092
Food — 0.6%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	130	142,015
4.15%, 03/15/28 (Call 12/15/27)	70	78,008
4.80%, 03/15/48 (Call 09/15/47)	5	6,096
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	5	6,080
5.40%, 11/01/48 (Call 05/01/48)	5	6,320
8.25%, 09/15/30	15	21,544
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	155	171,776
4.20%, 04/17/28 (Call 01/17/28)	123	141,504
4.55%, 04/17/38 (Call 10/17/37)	12	14,330
5.40%, 06/15/40	2	2,614
JM Smucker Co. (The)
4.25%, 03/15/35	12	13,813
4.38%, 03/15/45	35	39,623
Kellogg Co.
2.65%, 12/01/23	232	240,083
	Par
Security	(000)	Value

Food (continued)
3.13%, 05/17/22	$60	$62,114
3.25%, 04/01/26	19	20,445
3.40%, 11/15/27 (Call 08/15/27)	90	97,915
4.30%, 05/15/28 (Call 02/15/28)	55	63,053
4.50%, 04/01/46	10	11,785
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	55	56,196
4.45%, 02/01/47 (Call 08/01/46)	15	16,708
5.00%, 04/15/42 (Call 10/15/41)	15	17,716
5.15%, 08/01/43 (Call 02/01/43)	5	6,099
5.40%, 07/15/40 (Call 01/15/40)	10	12,321
6.90%, 04/15/38	12	16,649
McCormick & Co. Inc./MD
3.40%, 08/15/27 (Call 05/15/27)	25	27,154
4.20%, 08/15/47 (Call 02/15/47)	5	5,991
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	12	15,252
Sysco Corp., 4.45%, 03/15/48 (Call 09/15/47)	2	2,428
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	7	8,523
5.10%, 09/28/48 (Call 03/28/48)	12	15,662
5.15%, 08/15/44 (Call 02/15/44)	10	12,929
		1,352,746
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27(d)	43	47,086
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	25	27,569
4.40%, 08/15/47 (Call 02/15/47)	20	21,753
4.80%, 06/15/44 (Call 12/15/43)	40	46,540
5.15%, 05/15/46 (Call 11/15/45)	10	11,995
6.00%, 11/15/41 (Call 05/15/41)	5	6,574
		161,517
Gas — 0.2%
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	10	12,367
Series C, 3.90%, 11/15/49 (Call 08/15/49)	2	2,171
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	7	8,291
4.80%, 02/15/44 (Call 08/15/43)	25	30,886
5.25%, 02/15/43 (Call 08/15/42)	25	32,524
5.65%, 02/01/45 (Call 08/01/44)	25	33,931
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	5	6,470
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	20	23,093
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	15	18,785
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	20	25,354
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	50	62,858
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	15	16,947
4.40%, 06/01/43 (Call 12/01/42)	5	5,918
4.40%, 05/30/47 (Call 11/30/46)	2	2,421
Southwest Gas Corp., 4.15%, 06/01/49 (Call 12/01/48)	15	18,180
Washington Gas Light Co., Series K, 3.80%, 09/15/46
(Call 03/15/46)	20	22,781
		322,977
Health Care - Products — 0.1%
Abbott Laboratories
4.75%, 04/15/43 (Call 10/15/42)	17	22,578
4.90%, 11/30/46 (Call 05/30/46)	35	48,745
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	45	46,788

50	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
DH Europe Finance II Sarl, 3.40%, 11/15/49 (Call 05/15/49)	$2	$2,216
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	5	5,777
Koninklijke Philips NV
5.00%, 03/15/42	10	13,381
6.88%, 03/11/38	5	7,673
Medtronic Inc., 4.63%, 03/15/45	40	54,093
Stryker Corp., 4.38%, 05/15/44 (Call 12/15/43)	2	2,462
Thermo Fisher Scientific Inc., 5.30%, 02/01/44
(Call 08/01/43)	7	9,708
		213,421
Health Care - Services — 0.5%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	25	26,101
4.50%, 05/15/42 (Call 11/15/41)	10	11,346
4.75%, 03/15/44 (Call 09/15/43)	35	41,045
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	35	39,518
4.65%, 01/15/43	40	46,927
5.10%, 01/15/44	15	18,510
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	90	98,511
4.50%, 02/15/27 (Call 08/15/26)	65	71,863
5.13%, 06/15/39 (Call 12/15/38)	7	8,173
5.25%, 06/15/26 (Call 12/15/25)	130	148,611
5.25%, 06/15/49 (Call 12/15/48)	5	5,789
5.50%, 06/15/47 (Call 12/15/46)	10	11,866
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	10	10,852
4.63%, 12/01/42 (Call 06/01/42)	10	12,117
4.80%, 03/15/47 (Call 09/14/46)	15	18,395
4.95%, 10/01/44 (Call 04/01/44)	30	37,105
Laboratory Corp. of America Holdings, 4.70%, 02/01/45
(Call 08/01/44)	40	47,893
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	15	15,553
3.45%, 06/01/26 (Call 03/01/26)	85	92,630
4.20%, 06/30/29 (Call 03/30/29)	30	34,493
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	10	11,302
3.88%, 08/15/59 (Call 02/15/59)	20	22,750
4.25%, 03/15/43 (Call 09/15/42)	20	23,906
4.25%, 04/15/47 (Call 10/15/46)	10	12,085
4.25%, 06/15/48 (Call 12/15/47)	5	6,065
4.45%, 12/15/48 (Call 06/15/48)	5	6,267
4.63%, 11/15/41 (Call 05/15/41)	10	12,381
4.75%, 07/15/45	75	96,619
5.70%, 10/15/40 (Call 04/15/40)	10	14,182
5.95%, 02/15/41 (Call 08/15/40)	5	7,220
6.63%, 11/15/37	25	37,875
6.88%, 02/15/38	10	15,287
		1,063,237
Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	25	27,749
Household Products & Wares — 0.1%
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	35	37,734
3.90%, 05/15/28 (Call 02/15/28)	25	28,539
	Par
Security	(000)	Value

Household Products & Wares (continued)
Kimberly-Clark Corp.
3.20%, 04/25/29 (Call 01/25/29)	$30	$33,540
3.90%, 05/04/47 (Call 11/04/46)	5	6,070
		105,883
Insurance — 0.8%
Allstate Corp. (The)
6.50%, 05/15/67 (Call 05/15/37)(a)	15	19,425
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	150	162,751
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	30	34,273
4.50%, 07/16/44 (Call 01/16/44)	25	30,002
4.75%, 04/01/48 (Call 10/01/47)	25	31,509
8.18%, 05/15/68 (Call 05/15/38)(a)	20	28,385
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	15	16,800
AXA SA, 8.60%, 12/15/30	20	29,536
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	100	124,029
4.25%, 01/15/49 (Call 07/15/48)	30	37,406
4.40%, 05/15/42	17	21,315
Berkshire Hathaway Inc., 4.50%, 02/11/43	58	73,554
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	30	28,775
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	100	105,927
4.35%, 04/20/28 (Call 01/20/28)	15	16,767
Lincoln National Corp., 7.00%, 06/15/40	25	38,905
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	30	32,292
5.38%, 03/04/46	19	27,005
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	35	43,557
4.35%, 01/30/47 (Call 07/30/46)	5	6,176
4.90%, 03/15/49 (Call 09/15/48)	15	19,897
5.88%, 08/01/33	15	20,439
MetLife Inc.
4.05%, 03/01/45	75	89,947
4.88%, 11/13/43	7	9,325
6.40%, 12/15/66 (Call 12/15/31)	5	6,249
Principal Financial Group Inc., 4.30%, 11/15/46
(Call 05/15/46)	5	6,230
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)	10	12,427
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	5	5,473
3.94%, 12/07/49 (Call 06/07/49)	10	10,971
4.35%, 02/25/50 (Call 08/25/49)	5	5,902
4.50%, 09/15/47 (Call 09/15/27)(a)	20	21,144
4.60%, 05/15/44	35	42,917
5.20%, 03/15/44 (Call 03/15/24)(a)	130	137,181
5.38%, 05/15/45 (Call 05/15/25)(a)	78	83,783
5.70%, 09/15/48 (Call 09/15/28)(a)(d)	17	19,287
Series B, 5.75%, 07/15/33	15	20,866
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	19,208
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	5	5,835
4.00%, 05/30/47 (Call 11/30/46)	10	12,335
4.10%, 03/04/49 (Call 09/04/48)	20	24,862
4.30%, 08/25/45 (Call 02/25/45)	10	12,505
4.60%, 08/01/43	35	45,523
5.35%, 11/01/40	15	21,461
6.25%, 06/15/37	15	21,844
6.75%, 06/20/36	5	7,613

S c h e d u l e o f I n v e s t m e n t s	51

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
Travelers Property Casualty Corp., 6.38%, 03/15/33	$6	$8,928
Voya Financial Inc.
4.70%, 01/23/48 (Call 01/23/28)(a)	25	25,000
4.80%, 06/15/46	2	2,512
5.70%, 07/15/43	12	16,890
Willis North America Inc., 5.05%, 09/15/48 (Call 03/15/48)	12	15,770
XLIT Ltd., 4.45%, 03/31/25	91	101,855
		1,762,568
Internet — 0.0%
Amazon.com Inc.
4.25%, 08/22/57 (Call 02/22/57)	30	40,255
4.95%, 12/05/44 (Call 06/05/44)	12	16,884
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	10	10,004
		67,143
Iron & Steel — 0.0%
ArcelorMittal SA
6.75%, 03/01/41	2	2,504
7.00%, 10/15/39	12	15,156
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	7	8,427
5.20%, 08/01/43 (Call 02/01/43)	5	6,510
6.40%, 12/01/37	10	14,491
		47,088
Lodging — 0.2%
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	440	499,396
Machinery — 0.4%
Caterpillar Inc.
3.80%, 08/15/42	15	17,863
5.20%, 05/27/41	37	50,567
5.30%, 09/15/35	20	27,039
6.05%, 08/15/36	11	15,738
CNH Industrial Capital LLC
4.20%, 01/15/24	15	16,219
4.38%, 04/05/22	310	327,050
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	10	10,768
4.50%, 08/15/23	185	201,130
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	10	10,521
3.90%, 06/09/42 (Call 12/09/41)	10	12,138
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	75	81,389
4.38%, 11/01/46 (Call 05/01/46)	5	6,047
4.88%, 10/01/21	56	58,958
		835,427
Manufacturing — 1.4%
3M Co.
2.00%, 06/26/22	350	356,380
2.25%, 03/15/23 (Call 02/15/23)	860	884,734
2.25%, 09/19/26 (Call 06/19/26)	95	98,409
2.88%, 10/15/27 (Call 07/15/27)	40	42,594
3.00%, 09/14/21 (Call 08/14/21)	683	700,177
3.00%, 08/07/25	260	280,764
3.25%, 02/14/24 (Call 01/14/24)	185	197,332
3.38%, 03/01/29 (Call 12/01/28)	50	55,212
Eaton Corp., 4.15%, 11/02/42	15	18,480
General Electric Co.
5.88%, 01/14/38	85	109,029
	Par
Security	(000)	Value

Manufacturing (continued)
6.88%, 01/10/39	$10	$14,143
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	10	12,392
Ingersoll-Rand Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	45	50,453
5.75%, 06/15/43	25	35,048
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24
(Call 08/01/24)	143	154,539
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	2	2,358
4.45%, 11/21/44 (Call 05/21/44)	10	12,063
		3,024,107
Media — 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.13%, 07/01/49 (Call 01/01/49)	2	2,227
5.75%, 04/01/48 (Call 10/01/47)	30	35,745
6.38%, 10/23/35 (Call 04/23/35)	45	59,165
6.48%, 10/23/45 (Call 04/23/45)	60	77,127
6.83%, 10/23/55 (Call 04/23/55)	5	6,704
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	30	32,502
3.45%, 02/01/50 (Call 08/01/49)	5	5,526
3.97%, 11/01/47 (Call 05/01/47)	45	52,999
4.00%, 08/15/47 (Call 02/15/47)	5	5,918
4.00%, 03/01/48 (Call 09/01/47)	5	5,923
4.00%, 11/01/49 (Call 05/01/49)	12	14,291
4.05%, 11/01/52 (Call 05/01/52)	12	14,428
4.60%, 08/15/45 (Call 02/15/45)	30	38,380
4.65%, 07/15/42	15	19,031
4.70%, 10/15/48 (Call 04/15/48)	25	32,739
4.95%, 10/15/58 (Call 04/15/58)	45	61,643
5.65%, 06/15/35	5	6,991
6.45%, 03/15/37	35	51,611
6.50%, 11/15/35	15	22,602
6.95%, 08/15/37	32	49,120
Discovery Communications LLC
4.88%, 04/01/43	15	17,069
5.00%, 09/20/37 (Call 03/20/37)	20	22,831
5.20%, 09/20/47 (Call 03/20/47)	35	41,421
5.30%, 05/15/49 (Call 11/15/48)	15	18,131
6.35%, 06/01/40	5	6,624
Fox Corp., 5.58%, 01/25/49 (Call 07/25/48)(e)	15	20,037
Grupo Televisa SAB, 8.50%, 03/11/32	15	21,040
NBCUniversal Media LLC
4.45%, 01/15/43	45	55,354
5.95%, 04/01/41	10	14,457
Thomson Reuters Corp.
5.50%, 08/15/35	5	6,168
5.65%, 11/23/43 (Call 05/23/43)	7	9,154
5.85%, 04/15/40	5	6,550
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	10	10,430
6.55%, 05/01/37	5	6,369
6.75%, 06/15/39	5	6,532
7.30%, 07/01/38	45	61,321
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	15	21,842
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	25	26,479
3.70%, 12/01/42	5	5,873
4.13%, 06/01/44	12	15,015

52	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
Series E, 4.13%, 12/01/41	$5	$6,194
ViacomCBS Inc.
4.38%, 03/15/43	50	53,639
4.85%, 07/01/42 (Call 01/01/42)	15	17,014
4.90%, 08/15/44 (Call 02/15/44)	15	17,497
5.85%, 09/01/43 (Call 03/01/43)	25	31,521
Walt Disney Co. (The), 2.75%, 09/01/49 (Call 03/01/49)	5	5,070
		1,118,304
Metal Fabricate & Hardware — 0.0%
Valmont Industries Inc., 5.25%, 10/01/54 (Call 04/01/54)	5	5,464
Mining — 0.2%
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	45	48,953
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	110	114,589
4.88%, 03/15/42 (Call 09/15/41)	30	37,665
5.45%, 06/09/44 (Call 12/09/43)	5	6,919
6.25%, 10/01/39	5	7,073
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	63	76,098
Teck Resources Ltd.
5.40%, 02/01/43 (Call 08/01/42)	5	5,271
6.00%, 08/15/40 (Call 02/15/40)	30	32,942
6.13%, 10/01/35	30	35,692
6.25%, 07/15/41 (Call 01/15/41)	15	16,985
		382,187
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	15	17,322
Oil & Gas — 1.0%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	60	55,965
5.10%, 09/01/40 (Call 03/01/40)	10	10,199
5.25%, 02/01/42 (Call 08/01/41)	5	5,364
5.35%, 07/01/49 (Call 01/01/49)(d)	2	2,064
Burlington Resources LLC
5.95%, 10/15/36	17	23,858
7.20%, 08/15/31	20	29,451
7.40%, 12/01/31	5	7,495
Canadian Natural Resources Ltd., 6.75%, 02/01/39	2	2,888
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	30	31,641
5.25%, 06/15/37 (Call 12/15/36)	30	32,081
5.40%, 06/15/47 (Call 12/15/46)	20	21,907
6.75%, 11/15/39	5	6,257
Concho Resources Inc., 4.85%, 08/15/48 (Call 02/15/48)	2	2,207
ConocoPhillips
5.90%, 10/15/32	30	40,291
5.90%, 05/15/38	25	34,448
6.50%, 02/01/39	40	59,319
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	10	12,003
4.95%, 03/15/26 (Call 12/15/25)	145	170,247
ConocoPhillips Holding Co., 6.95%, 04/15/29	30	40,893
Devon Energy Corp., 5.00%, 06/15/45 (Call 12/15/44)	47	50,546
Ecopetrol SA
5.88%, 05/28/45	55	65,652
7.38%, 09/18/43	20	27,459
Equinor ASA
2.65%, 01/15/24	151	157,904
3.25%, 11/10/24	250	269,355
	Par
Security	(000)	Value

Oil & Gas (continued)
3.63%, 09/10/28 (Call 06/10/28)	$15	$16,912
3.95%, 05/15/43	20	23,665
4.25%, 11/23/41	25	30,371
4.80%, 11/08/43	35	46,417
5.10%, 08/17/40	50	66,160
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	40	41,284
3.57%, 03/06/45 (Call 09/06/44)	2	2,240
4.11%, 03/01/46 (Call 09/01/45)	5	6,119
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	15	15,577
4.30%, 04/01/27 (Call 01/01/27)	125	132,067
5.80%, 04/01/47 (Call 10/01/46)	10	11,079
6.00%, 01/15/40	5	5,373
7.30%, 08/15/31	30	37,727
7.88%, 10/01/29	5	6,416
Marathon Oil Corp., 6.80%, 03/15/32	10	12,512
Marathon Petroleum Corp., 6.50%, 03/01/41 (Call 09/01/40)	20	28,027
Nexen Inc., 6.40%, 05/15/37	5	7,413
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	12	12,838
5.05%, 11/15/44 (Call 05/15/44)	10	10,683
5.25%, 11/15/43 (Call 05/15/43)	25	26,892
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	5	4,502
4.20%, 03/15/48 (Call 09/15/47)	15	13,948
4.40%, 04/15/46 (Call 10/15/45)	20	19,336
4.50%, 07/15/44 (Call 01/15/44)	20	19,162
4.63%, 06/15/45 (Call 12/15/44)	20	19,330
6.20%, 03/15/40	15	17,530
6.45%, 09/15/36	31	36,581
7.88%, 09/15/31	20	26,648
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	10	12,031
5.88%, 05/01/42	22	30,668
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)	10	10,987
5.95%, 12/01/34	10	13,821
6.50%, 06/15/38	25	35,850
6.80%, 05/15/38	10	14,582
6.85%, 06/01/39	5	7,522
Total Capital International SA, 2.83%, 01/10/30
(Call 10/10/29)	95	100,509
Valero Energy Corp., 4.90%, 03/15/45	10	11,456
		2,093,729
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40.	20	24,330
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	305	312,973
3.14%, 11/07/29 (Call 08/07/29)	30	30,781
3.34%, 12/15/27 (Call 09/15/27)	130	136,839
4.08%, 12/15/47 (Call 06/15/47)	35	36,950
Halliburton Co.
5.00%, 11/15/45 (Call 05/15/45)	5	5,598
7.45%, 09/15/39	25	37,134
National Oilwell Varco Inc., 3.60%, 12/01/29 (Call 09/01/29)	5	5,128
		589,733
Packaging & Containers — 0.0%
Amcor Finance USA Inc., 4.50%, 05/15/28 (Call 02/15/28)(e)	15	17,109

S c h e d u l e o f I n v e s t m e n t s	53

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Packaging & Containers (continued)
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	$15	$19,888
		36,997
Pharmaceuticals — 1.1%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)(e)	35	36,997
4.05%, 11/21/39 (Call 05/21/39)(e)	35	38,817
4.25%, 11/21/49 (Call 05/21/49)(e)	77	86,280
4.40%, 11/06/42	5	5,766
4.45%, 05/14/46 (Call 11/14/45)	15	17,291
4.50%, 05/14/35 (Call 11/14/34)	65	76,699
4.70%, 05/14/45 (Call 11/14/44)	50	59,294
4.88%, 11/14/48 (Call 05/14/48)	5	6,150
Allergan Funding SCS, 4.85%, 06/15/44 (Call 12/15/43)	10	12,266
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	28,385
4.30%, 12/15/47 (Call 06/15/47)	7	7,932
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	80	85,834
3.38%, 11/16/25	20	21,559
4.00%, 09/18/42	5	5,983
4.38%, 11/16/45	5	6,360
6.45%, 09/15/37	55	81,796
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	63	69,541
4.69%, 12/15/44 (Call 06/15/44)	18	22,585
Bristol-Myers Squibb Co.
3.25%, 08/01/42	10	10,861
3.40%, 07/26/29 (Call 04/26/29)(e)	100	112,132
4.13%, 06/15/39 (Call 12/15/38)(e)	5	6,083
4.25%, 10/26/49 (Call 04/26/49)(e)	15	19,229
4.35%, 11/15/47 (Call 05/15/47)(e)	10	12,810
4.55%, 02/20/48 (Call 08/20/47)(e)	2	2,622
4.63%, 05/15/44 (Call 11/15/43)(e)	10	13,115
5.00%, 08/15/45 (Call 02/15/45)(e)	45	61,532
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	25	26,015
3.41%, 06/15/27 (Call 03/15/27)	90	96,179
3.50%, 11/15/24 (Call 08/15/24)	217	231,257
3.75%, 09/15/25 (Call 06/15/25)	45	48,937
4.37%, 06/15/47 (Call 12/15/46)	27	29,168
4.50%, 11/15/44 (Call 05/15/44)	25	27,000
4.90%, 09/15/45 (Call 03/15/45)	12	13,658
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)(e)	35	37,403
4.38%, 10/15/28 (Call 07/15/28)	110	125,139
4.80%, 08/15/38 (Call 02/15/38)	5	6,000
4.80%, 07/15/46 (Call 01/16/46)(e)	30	36,022
6.13%, 11/15/41(e)	17	23,653
CVS Health Corp.
4.30%, 03/25/28 (Call 12/25/27)	65	72,790
4.78%, 03/25/38 (Call 09/25/37)	60	70,623
4.88%, 07/20/35 (Call 01/20/35)	10	12,123
5.05%, 03/25/48 (Call 09/25/47)	45	55,308
5.13%, 07/20/45 (Call 01/20/45)	45	54,739
5.30%, 12/05/43 (Call 06/05/43)	25	31,059
Eli Lilly & Co.
3.95%, 05/15/47 (Call 11/15/46)	17	20,917
3.95%, 03/15/49 (Call 09/15/48)	2	2,448
4.15%, 03/15/59 (Call 09/15/58)	35	43,933
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	10	14,944
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Johnson & Johnson
3.70%, 03/01/46 (Call 09/01/45)	$50	$60,615
4.50%, 09/01/40	5	6,483
4.50%, 12/05/43 (Call 06/05/43)	5	6,656
4.85%, 05/15/41	7	9,678
Mead Johnson Nutrition Co., 4.60%, 06/01/44 (Call 12/01/43)	10	12,760
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	60	71,378
4.00%, 03/07/49 (Call 09/07/48)	45	56,906
4.15%, 05/18/43	35	44,558
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	10	11,778
5.40%, 11/29/43 (Call 05/29/43)	10	11,692
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	5	5,851
Pfizer Inc.
4.13%, 12/15/46	2	2,477
4.20%, 09/15/48 (Call 03/15/48)	15	19,029
4.40%, 05/15/44	10	12,794
7.20%, 03/15/39	17	28,217
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	30	32,212
3.95%, 09/12/47 (Call 03/12/47)	5	6,001
4.50%, 11/13/25 (Call 08/13/25)	100	114,238
4.70%, 02/01/43 (Call 08/01/42)	25	32,861
		2,533,418
Pipelines — 0.6%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	20	21,141
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	5	6,558
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	25	23,682
4.95%, 05/15/28 (Call 02/15/28)	15	14,838
5.00%, 05/15/44 (Call 11/15/43)	17	15,487
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	5	6,314
7.38%, 10/15/45 (Call 04/15/45)	5	7,960
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)	65	69,414
4.45%, 02/15/43 (Call 08/15/42)	28	31,715
4.85%, 08/15/42 (Call 02/15/42)	5	5,869
4.85%, 03/15/44 (Call 09/15/43)	20	22,779
4.90%, 05/15/46 (Call 11/15/45)	10	11,734
5.10%, 02/15/45 (Call 08/15/44)	5	6,026
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	20	20,452
Kinder Morgan Energy Partners LP
5.40%, 09/01/44 (Call 03/01/44)	10	11,672
5.50%, 03/01/44 (Call 09/01/43)	15	17,831
5.80%, 03/15/35	5	6,229
6.38%, 03/01/41	15	19,489
6.50%, 09/01/39	15	19,297
6.95%, 01/15/38	30	40,727
7.30%, 08/15/33	25	34,025
7.50%, 11/15/40	10	13,986
Kinder Morgan Inc./DE
5.20%, 03/01/48 (Call 09/01/47)	10	11,811
5.55%, 06/01/45 (Call 12/01/44)	50	59,380
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	19	20,224
4.20%, 10/03/47 (Call 04/03/47)	5	5,463
4.25%, 09/15/46 (Call 03/15/46)	5	5,499

54	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
4.85%, 02/01/49 (Call 08/01/48)	$7	$8,495
5.15%, 10/15/43 (Call 04/15/43)	20	24,381
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	25	25,485
5.20%, 03/01/47 (Call 09/01/46)	20	21,962
5.20%, 12/01/47 (Call 06/01/47)(e)	5	5,557
5.50%, 02/15/49 (Call 08/15/48)	35	40,105
ONEOK Inc.
4.35%, 03/15/29 (Call 12/15/28)	20	22,217
4.55%, 07/15/28 (Call 04/15/28)	85	95,186
4.95%, 07/13/47 (Call 01/06/47)	7	8,104
5.20%, 07/15/48 (Call 01/15/48)	20	23,034
6.00%, 06/15/35	30	38,393
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	25	31,290
6.20%, 09/15/43 (Call 03/15/43)	7	9,065
6.85%, 10/15/37	15	20,263
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	2	2,252
4.90%, 10/01/46 (Call 04/01/46)	25	29,668
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	30	35,000
5.95%, 09/25/43 (Call 03/25/43)	2	2,741
Texas Eastern Transmission LP, 7.00%, 07/15/32	15	21,001
TransCanada PipeLines Ltd.
4.88%, 05/15/48 (Call 11/15/47)	25	30,258
5.10%, 03/15/49 (Call 09/15/48)	20	24,848
5.85%, 03/15/36	5	6,448
6.20%, 10/15/37	50	66,498
7.25%, 08/15/38	10	14,891
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	25	24,860
4.65%, 07/01/26 (Call 04/01/26)	5	5,298
4.75%, 08/15/28 (Call 05/15/28)	20	20,133
5.30%, 03/01/48 (Call 09/01/47)	20	17,276
5.50%, 08/15/48 (Call 02/15/48)	5	4,341
Williams Companies Inc. (The)
4.90%, 01/15/45 (Call 07/15/44)	5	5,410
5.10%, 09/15/45 (Call 03/15/45)	30	33,636
5.40%, 03/04/44 (Call 09/04/43)	10	11,421
5.75%, 06/24/44 (Call 12/24/43)	5	5,938
6.30%, 04/15/40	25	31,063
8.75%, 03/15/32	20	29,322
		1,325,442
Real Estate — 0.0%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	5	5,751
5.25%, 03/15/25 (Call 12/15/24)	40	45,812
		51,563
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc., 4.00%, 02/01/50
(Call 08/01/49)	10	11,793
American Tower Corp.
3.13%, 01/15/27 (Call 10/15/26)	15	15,817
3.38%, 10/15/26 (Call 07/15/26)	30	32,386
3.55%, 07/15/27 (Call 04/15/27)	35	38,016
3.60%, 01/15/28 (Call 10/15/27)	60	65,291
4.00%, 06/01/25 (Call 03/01/25)	210	230,887
4.40%, 02/15/26 (Call 11/15/25)	25	28,078
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	$75	$78,664
2.90%, 03/15/30 (Call 12/15/29)	5	5,281
3.40%, 06/21/29 (Call 03/21/29)	91	100,024
3.65%, 02/01/26 (Call 11/03/25)	30	32,589
Brandywine Operating Partnership LP, 3.95%, 11/15/27
(Call 08/15/27)	15	16,436
Corporate Office Properties LP, 5.00%, 07/01/25
(Call 04/01/25)	45	49,977
Crown Castle International Corp.
4.75%, 05/15/47 (Call 11/15/46)	2	2,417
5.20%, 02/15/49 (Call 08/15/48)	7	9,358
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	5	5,260
ERP Operating LP, 4.50%, 06/01/45 (Call 12/01/44)	5	6,538
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	30	31,452
3.50%, 07/15/29 (Call 04/15/29)	14	15,221
6.75%, 02/01/41 (Call 08/01/40)	15	22,944
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25
(Call 03/15/25)	110	120,162
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	9	9,306
4.25%, 08/15/29 (Call 05/15/29)	20	23,106
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	35	37,849
4.25%, 04/01/45 (Call 10/01/44)	10	11,704
4.45%, 09/01/47 (Call 03/01/47)	25	29,476
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	180	199,894
4.38%, 02/01/29 (Call 11/01/28)	15	17,826
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	105	111,457
4.65%, 03/15/49 (Call 09/15/48)	5	6,523
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	104	115,659
Service Properties Trust
4.38%, 02/15/30 (Call 08/15/29)	24	24,586
4.95%, 10/01/29 (Call 07/01/29)	25	26,876
Simon Property Group LP
4.25%, 11/30/46 (Call 05/30/46)	7	8,683
4.75%, 03/15/42 (Call 09/15/41)	5	6,329
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	7	8,247
4.88%, 04/15/49 (Call 10/15/48)	10	12,961
5.70%, 09/30/43 (Call 03/30/43)	5	6,819
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	5	7,391
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	45	51,413
6.95%, 10/01/27	55	72,164
7.38%, 03/15/32	50	72,690
		1,779,550
Retail — 1.0%
AutoNation Inc., 3.80%, 11/15/27 (Call 08/15/27)	95	99,148
Best Buy Co. Inc.
4.45%, 10/01/28 (Call 07/01/28)	65	74,084
5.50%, 03/15/21 (Call 12/15/20)	824	848,588
Home Depot Inc. (The)
2.95%, 06/15/29 (Call 03/15/29)	200	215,656
3.50%, 09/15/56 (Call 03/15/56)	60	67,550
3.90%, 06/15/47 (Call 12/15/46)	30	35,772
4.20%, 04/01/43 (Call 10/01/42)	5	6,100

S c h e d u l e o f I n v e s t m e n t s	55

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
4.25%, 04/01/46 (Call 10/01/45)	$12	$14,917
4.40%, 03/15/45 (Call 09/15/44)	5	6,339
4.50%, 12/06/48 (Call 06/06/48)	5	6,528
4.88%, 02/15/44 (Call 08/15/43)	40	53,282
5.88%, 12/16/36	12	17,256
5.95%, 04/01/41 (Call 10/01/40)	55	81,290
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	17	18,161
Lowe’s Companies Inc.
4.05%, 05/03/47 (Call 11/03/46)	40	45,054
4.25%, 09/15/44 (Call 03/15/44)	5	5,722
4.38%, 09/15/45 (Call 03/15/45)	30	35,074
4.65%, 04/15/42 (Call 10/15/41)	45	54,621
5.50%, 10/15/35	10	13,098
Macy’s Retail Holdings Inc., 4.50%, 12/15/34 (Call 06/15/34)	12	11,018
McDonald’s Corp.
3.63%, 09/01/49 (Call 03/01/49)	45	48,829
3.70%, 02/15/42	5	5,465
4.60%, 05/26/45 (Call 11/26/44)	30	36,910
4.88%, 07/15/40	5	6,212
4.88%, 12/09/45 (Call 06/09/45)	5	6,362
6.30%, 03/01/38	25	35,979
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)	15	15,961
4.38%, 04/01/30 (Call 01/01/30)	109	114,772
6.95%, 03/15/28	40	49,242
Starbucks Corp., 3.75%, 12/01/47 (Call 06/01/47)	20	21,513
Target Corp.
3.63%, 04/15/46	70	80,387
4.00%, 07/01/42	10	12,197
6.35%, 11/01/32	30	43,849
Walgreen Co., 4.40%, 09/15/42	20	20,825
Walgreens Boots Alliance Inc.
4.65%, 06/01/46 (Call 12/01/45)	5	5,259
4.80%, 11/18/44 (Call 05/18/44)	15	15,745
		2,228,765
Semiconductors — 0.3%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	7	9,438
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	36	39,521
4.35%, 04/01/47 (Call 10/01/46)	20	26,093
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	190	200,403
3.15%, 05/11/27 (Call 02/11/27)	15	16,350
3.73%, 12/08/47 (Call 06/08/47)	15	17,493
4.00%, 12/15/32	35	42,034
4.10%, 05/19/46 (Call 11/19/45)	2	2,448
4.10%, 05/11/47 (Call 11/11/46)	30	36,832
4.90%, 07/29/45 (Call 01/29/45)	12	16,081
Lam Research Corp., 4.88%, 03/15/49 (Call 09/15/48)	5	6,568
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	90	98,059
QUALCOMM Inc., 4.30%, 05/20/47 (Call 11/20/46)	20	24,022
Texas Instruments Inc.
2.25%, 09/04/29 (Call 06/04/29)	34	34,795
2.90%, 11/03/27 (Call 08/03/27)	60	64,556
4.15%, 05/15/48 (Call 11/15/47)	10	12,666
		647,359
Software — 2.0%
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	60	67,929
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	25	27,691
	Par
Security	(000)	Value

Software (continued)
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	$25	$27,908
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	30	33,217
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	7	8,377
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	450	461,065
2.13%, 11/15/22	175	179,331
2.38%, 05/01/23 (Call 02/01/23)	100	103,415
2.40%, 08/08/26 (Call 05/08/26)	110	115,720
2.65%, 11/03/22 (Call 09/03/22)	605	626,326
2.70%, 02/12/25 (Call 11/12/24)	140	148,428
2.88%, 02/06/24 (Call 12/06/23)	235	248,047
3.13%, 11/03/25 (Call 08/03/25)	310	337,463
3.30%, 02/06/27 (Call 11/06/26)	280	310,481
3.45%, 08/08/36 (Call 02/08/36)	5	5,760
3.50%, 02/12/35 (Call 08/12/34)	40	46,624
3.63%, 12/15/23 (Call 09/15/23)	400	432,792
3.70%, 08/08/46 (Call 02/08/46)	85	103,204
3.75%, 02/12/45 (Call 08/12/44)	2	2,434
4.00%, 02/12/55 (Call 08/12/54)	20	25,459
4.10%, 02/06/37 (Call 08/06/36)	17	21,042
4.25%, 02/06/47 (Call 08/06/46)	25	32,994
4.45%, 11/03/45 (Call 05/03/45)	45	60,130
4.50%, 02/06/57 (Call 08/06/56)	10	13,966
4.75%, 11/03/55 (Call 05/03/55)	25	36,003
Oracle Corp.
3.80%, 11/15/37 (Call 05/15/37)	25	29,000
3.85%, 07/15/36 (Call 01/15/36)	5	5,765
3.90%, 05/15/35 (Call 11/15/34)	7	8,244
4.00%, 07/15/46 (Call 01/15/46)	120	143,444
4.00%, 11/15/47 (Call 05/15/47)	10	12,045
4.13%, 05/15/45 (Call 11/15/44)	10	12,126
4.30%, 07/08/34 (Call 01/08/34)	10	12,315
5.38%, 07/15/40	35	48,024
6.50%, 04/15/38	32	48,872
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	485	511,219
3.70%, 04/11/28 (Call 01/11/28)	70	79,107
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	70	74,421
		4,460,388
Telecommunications — 1.4%
America Movil SAB de CV, 6.13%, 11/15/37	2	2,855
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	30	33,306
4.35%, 06/15/45 (Call 12/15/44)	32	35,604
4.50%, 05/15/35 (Call 11/15/34)	40	46,187
4.50%, 03/09/48 (Call 09/09/47)	135	153,833
4.55%, 03/09/49 (Call 09/09/48)	5	5,756
4.75%, 05/15/46 (Call 11/15/45)	50	58,592
4.80%, 06/15/44 (Call 12/15/43)	10	11,735
4.85%, 07/15/45 (Call 01/15/45)	5	5,899
5.15%, 11/15/46 (Call 05/15/46)	30	37,022
5.25%, 03/01/37 (Call 09/01/36)	50	61,742
5.30%, 08/15/58 (Call 02/14/58)	5	6,401
5.35%, 09/01/40	30	38,081
5.55%, 08/15/41	5	6,330
6.00%, 08/15/40 (Call 05/15/40)	10	13,346
6.30%, 01/15/38	10	13,615
6.38%, 03/01/41	10	13,951
6.55%, 02/15/39	5	6,968

56	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Cisco Systems Inc.
5.50%, 01/15/40	$30	$43,192
5.90%, 02/15/39	65	96,459
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	10	11,055
4.75%, 03/15/42	15	17,347
5.35%, 11/15/48 (Call 05/15/48)	2	2,555
5.45%, 11/15/79 (Call 05/15/79)	15	16,443
5.85%, 11/15/68 (Call 05/15/68)	5	6,279
Deutsche Telekom International Finance BV, 8.75%,
06/15/30	130	198,881
Juniper Networks Inc., 5.95%, 03/15/41	5	6,227
Koninklijke KPN NV, 8.38%, 10/01/30	5	7,207
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	85	96,095
4.60%, 05/23/29 (Call 02/23/29)	25	28,709
5.50%, 09/01/44	12	14,177
Orange SA
4.13%, 09/14/21	810	845,203
9.00%, 03/01/31	25	39,986
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	2	2,191
4.50%, 03/15/43 (Call 09/15/42)	20	23,990
5.00%, 03/15/44 (Call 09/15/43)	55	70,584
5.45%, 10/01/43 (Call 04/01/43)	5	6,730
Telefonica Emisiones SA, 7.05%, 06/20/36.	25	36,017
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	45	49,555
4.30%, 06/15/49 (Call 12/15/48)	10	12,175
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	15	17,150
4.27%, 01/15/36	70	83,966
4.40%, 11/01/34 (Call 05/01/34)	5	6,108
4.50%, 08/10/33	40	49,011
4.52%, 09/15/48	45	58,025
4.75%, 11/01/41	15	19,273
4.81%, 03/15/39	20	25,737
4.86%, 08/21/46	60	79,479
5.01%, 04/15/49	25	34,412
5.25%, 03/16/37	70	93,206
Vodafone Group PLC
4.13%, 05/30/25	154	171,421
4.25%, 09/17/50	15	16,463
4.38%, 05/30/28	45	51,867
5.13%, 06/19/59	6	7,415
5.25%, 05/30/48	30	37,828
6.15%, 02/27/37	60	80,836
7.88%, 02/15/30	25	35,990
		3,050,467
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	150	156,129
3.50%, 09/15/27 (Call 06/15/27)	105	108,862
		264,991
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.05%, 06/15/48 (Call 12/15/47)	10	12,065
4.15%, 04/01/45 (Call 10/01/44)	25	29,965
4.70%, 09/01/45 (Call 03/01/45)	7	9,020
	Par
Security	(000)	Value

Transportation (continued)
5.15%, 09/01/43 (Call 03/01/43)	$5	$6,768
Canadian National Railway Co.
3.65%, 02/03/48 (Call 08/03/47)	7	8,197
6.20%, 06/01/36	5	7,376
6.38%, 11/15/37	6	9,203
CSX Corp.
3.35%, 09/15/49 (Call 03/15/49)	15	15,868
3.80%, 11/01/46 (Call 05/01/46)	10	11,195
4.10%, 03/15/44 (Call 09/15/43)	25	29,023
4.25%, 11/01/66 (Call 05/01/66)	5	5,751
4.50%, 08/01/54 (Call 02/01/54)	10	12,214
4.65%, 03/01/68 (Call 09/01/67)	35	44,563
4.75%, 05/30/42 (Call 11/30/41)	5	6,263
5.50%, 04/15/41 (Call 10/15/40)	20	27,035
6.22%, 04/30/40	25	36,393
FedEx Corp.
4.10%, 02/01/45	10	10,200
4.55%, 04/01/46 (Call 10/01/45)	25	26,916
4.75%, 11/15/45 (Call 05/15/45)	45	50,344
5.10%, 01/15/44	5	5,789
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	74	77,817
4.20%, 11/15/69 (Call 05/15/69)	2	2,339
4.70%, 05/01/48 (Call 11/01/47)	25	32,385
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	10	11,527
3.95%, 10/01/42 (Call 04/01/42)	7	8,073
4.05%, 08/15/52 (Call 02/15/52)	45	53,806
4.45%, 06/15/45 (Call 12/15/44)	10	12,266
4.65%, 01/15/46 (Call 07/15/45)	15	19,069
4.84%, 10/01/41	10	12,754
5.10%, 08/01/2118 (Call 02/01/2118)	5	6,550
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	1	1,130
3.88%, 02/01/55 (Call 08/01/54)	5	5,598
4.10%, 09/15/67 (Call 03/15/67)	10	11,251
4.38%, 11/15/65 (Call 05/15/65)	15	17,643
4.50%, 09/10/48 (Call 03/10/48)	65	83,321
United Parcel Service Inc.
3.40%, 09/01/49 (Call 03/01/49)	30	31,592
3.63%, 10/01/42	10	10,871
3.75%, 11/15/47 (Call 05/15/47)	25	27,795
4.88%, 11/15/40 (Call 05/15/40)	7	8,939
6.20%, 01/15/38	30	44,181
		843,055
Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	45	57,172

Water — 0.0%
American Water Capital Corp., 4.20%, 09/01/48
(Call 03/01/48)	15	18,479

Total Corporate Bonds & Notes — 26.9%
(Cost: $56,298,710)		59,573,776

S c h e d u l e o f I n v e s t m e n t s	57

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Foreign Government Obligations(f)

Canada — 0.3%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	$255	$410,290
Series HQ, 9.50%, 11/15/30	100	173,683
		583,973
Colombia — 0.0%
Colombia Government International Bond, 10.38%, 01/28/33	50	82,793

Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	60	102,747

Italy — 0.1%
Republic of Italy Government International Bond, 5.38%,
06/15/33	195	238,364

Mexico — 0.3%
Mexico Government International Bond
4.35%, 01/15/47	110	120,734
4.75%, 03/08/44	100	115,746
5.55%, 01/21/45	75	96,475
5.75%, 10/12/2110	75	94,510
6.05%, 01/11/40	135	181,061
6.75%, 09/27/34	55	80,050
8.30%, 08/15/31	5	7,848
		696,424
Panama — 0.1%
Panama Government International Bond
6.70%, 01/26/36	75	108,962
9.38%, 04/01/29	40	61,824
		170,786
Peru — 0.2%
Peruvian Government International Bond
5.63%, 11/18/50	45	69,309
6.55%, 03/14/37	70	106,215
8.75%, 11/21/33	120	203,951
		379,475
Philippines — 0.1%
Philippine Government International Bond, 9.50%, 02/02/30	140	229,331

Supranational — 1.7%
European Investment Bank
2.38%, 05/24/27	325	353,619
4.88%, 02/15/36	10	14,596
Inter-American Development Bank
2.25%, 06/18/29	160	174,610
2.38%, 07/07/27	165	179,367
3.13%, 09/18/28	350	404,911
3.20%, 08/07/42	30	37,660
3.88%, 10/28/41	25	34,222
International Bank for Reconstruction & Development
1.63%, 02/10/22	150	151,882
1.75%, 04/19/23	255	261,327
1.88%, 10/27/26	100	104,984
2.00%, 01/26/22	424	432,192
2.13%, 02/13/23(d)	45	46,547
2.50%, 03/19/24	90	95,515
2.50%, 11/25/24	290	310,126
2.50%, 07/29/25	276	297,415
2.50%, 11/22/27	115	126,786
3.00%, 09/27/23	683	731,821
	Par
Security	(000)	Value

Supranational (continued)
7.63%, 01/19/23	$85	$100,971
		3,858,551
Uruguay — 0.1%
Uruguay Government International Bond
4.98%, 04/20/55	5	6,198
5.10%, 06/18/50	125	157,444
7.63%, 03/21/36	45	69,785
		233,427
Total Foreign Government Obligations — 2.9%
(Cost: $6,195,923)		6,575,871

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	59,913

Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33(d)	95	111,647

Total Municipal Debt Obligations — 0.1%
(Cost: $140,665)		171,560

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 27.6%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	231	238,082
3.00%, 09/01/46	812	852,813
3.50%, 05/01/33	51	54,134
3.50%, 06/01/34	82	85,894
3.50%, 03/01/38	103	108,969
3.50%, 10/01/42	25	27,029
3.50%, 10/01/44	42	44,196
3.50%, 07/01/47	71	74,625
3.50%, 09/01/47	62	65,393
3.50%, 02/01/48	21	22,395
3.50%, 03/01/48	22	23,382
3.50%, 06/01/48	39	41,173
4.00%, 09/01/45	20	21,765
4.00%, 02/01/48	19	19,932
4.00%, 12/01/48	31	32,485
4.00%, 01/01/49	53	55,557
4.50%, 10/01/48	44	48,849
4.50%, 01/01/49	18	19,664
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23(a)	225	237,290
Series K047, Class A2, 3.33%, 05/25/25(a)	200	218,667
Series K048, Class A2, 3.28%, 06/25/25(a)	225	245,596
Series K062, Class A2, 3.41%, 12/25/26	100	112,046
Series K100, Class A2, 2.67%, 09/25/29	1,000	1,091,306
Series K101, Class A2, 2.52%, 10/25/29	300	323,731
Government National Mortgage Association
2.50%, 03/01/50(g)	235	241,275
3.00%, 07/20/45	184	192,684
3.00%, 04/20/46	41	43,149
3.00%, 08/20/46	802	837,402
3.00%, 11/20/46	75	77,817
3.00%, 02/15/47	40	42,161
3.00%, 03/20/47	28	29,260
3.00%, 06/20/47	99	103,252

58	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 01/20/48	$75	$78,207
3.00%, 02/20/48	75	78,224
3.00%, 01/20/50	349	361,210
3.00%, 02/20/50	350	362,464
3.00%, 03/01/50(g)	1,375	1,420,924
3.50%, 09/20/42	87	92,566
3.50%, 12/20/42	75	79,840
3.50%, 11/20/46	28	29,646
3.50%, 01/20/47	28	29,031
3.50%, 06/20/47	29	30,528
3.50%, 08/20/47	241	256,641
3.50%, 09/20/47	144	150,758
3.50%, 11/20/47	127	133,760
3.50%, 02/20/48	70	73,115
3.50%, 08/20/48	134	140,092
3.50%, 01/20/49	53	55,105
3.50%, 09/20/49	1,878	1,955,854
3.50%, 10/20/49	664	691,882
3.50%, 11/20/49	397	413,574
3.50%, 12/20/49	224	233,188
3.50%, 01/20/50	574	597,312
3.50%, 03/01/50(g)	836	866,370
4.00%, 04/20/47	260	275,687
4.00%, 07/20/47	305	322,732
4.00%, 11/20/47	60	63,790
4.00%, 04/20/48	16	16,331
4.00%, 05/15/48	29	31,302
4.00%, 05/20/48	56	59,114
4.00%, 08/20/48	116	122,237
4.00%, 09/20/48	298	313,437
4.00%, 06/20/49	220	229,515
4.00%, 11/20/49	50	52,554
4.00%, 03/01/50(g)	1,788	1,862,384
4.50%, 06/20/48	120	126,567
4.50%, 08/20/48	18	19,418
4.50%, 10/20/48	703	739,782
4.50%, 12/20/48	304	320,171
4.50%, 03/20/49	15	16,167
4.50%, 06/20/49	213	223,485
4.50%, 07/20/49	96	100,642
4.50%, 08/20/49	23	23,906
4.50%, 03/01/50(g)	123	129,419
5.00%, 04/20/48	29	30,748
5.00%, 05/20/48	14	15,446
5.00%, 11/20/48	14	14,503
5.00%, 12/20/48	30	31,629
5.00%, 01/20/49	163	173,599
5.00%, 03/01/50(g)	713	759,679
Uniform Mortgage-Backed Securities
2.50%, 01/01/32	173	178,884
2.50%, 06/01/32	340	350,259
2.50%, 01/01/33	196	201,379
2.50%, 03/01/35(g)	1,543	1,584,709
2.50%, 04/01/47	29	29,589
2.50%, 10/01/49	26	26,082
2.50%, 01/01/50	76	77,543
2.50%, 03/01/50(g)	752	767,290
3.00%, 03/01/30	565	585,787
3.00%, 01/01/31	114	118,736
3.00%, 08/01/32	290	301,134
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/01/33	$122	$126,612
3.00%, 07/01/34	45	46,206
3.00%, 09/01/34	190	198,299
3.00%, 11/01/34	75	77,748
3.00%, 12/01/34	266	276,106
3.00%, 03/01/35(g)	1,140	1,180,853
3.00%, 11/01/46	1,463	1,527,889
3.00%, 03/01/48	77	79,475
3.00%, 09/01/49	24	25,646
3.00%, 11/01/49	481	495,708
3.00%, 12/01/49	808	833,682
3.00%, 03/01/50(g)	6,445	6,638,854
3.50%, 06/01/33	94	98,846
3.50%, 11/01/33	94	98,670
3.50%, 07/01/34	116	121,276
3.50%, 08/01/34	66	68,861
3.50%, 01/01/35	51	53,853
3.50%, 03/01/35(g)	547	572,942
3.50%, 01/01/46	265	282,288
3.50%, 09/01/46	934	1,001,526
3.50%, 08/01/47	46	48,692
3.50%, 01/01/48	92	97,291
3.50%, 02/01/48	1,471	1,547,077
3.50%, 11/01/48	47	49,648
3.50%, 12/01/48	61	63,807
3.50%, 06/01/49	70	75,364
3.50%, 11/01/49	830	862,527
3.50%, 12/01/49	157	162,980
3.50%, 02/01/50	477	495,673
3.50%, 03/01/50(g)	5,952	6,181,655
4.00%, 07/01/33	44	47,014
4.00%, 03/01/35(g)	425	446,200
4.00%, 01/01/46	636	692,640
4.00%, 10/01/46	25	26,785
4.00%, 08/01/47	1,052	1,133,560
4.00%, 09/01/47	62	66,125
4.00%, 10/01/48	36	37,509
4.00%, 12/01/48	18	18,874
4.00%, 03/01/49	104	110,277
4.00%, 05/01/49	46	50,387
4.00%, 06/01/49	47	50,558
4.00%, 07/01/49	48	52,567
4.00%, 09/01/49	144	151,877
4.00%, 11/01/49	76	79,973
4.00%, 12/01/49	51	54,021
4.00%, 03/01/50(g)	5,362	5,648,741
4.50%, 03/01/35(g)	25	25,938
4.50%, 10/01/47	22	24,574
4.50%, 08/01/48	73	80,103
4.50%, 10/01/48	532	581,234
4.50%, 11/01/48	96	103,978
4.50%, 12/01/48	59	62,789
4.50%, 05/01/49	60	64,069
4.50%, 07/01/49	70	75,580
4.50%, 08/01/49	24	26,230
4.50%, 03/01/50(g)	2,121	2,264,205
5.00%, 06/01/48	352	393,857
5.00%, 08/01/48	22	24,908
5.00%, 04/01/49	48	53,144
5.00%, 03/01/50(g)	961	1,040,433

S c h e d u l e o f I n v e s t m e n t s	59

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
5.50%, 03/01/50(g)	$50	$54,472
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	166,526
		61,157,102
U.S. Government Obligations — 40.6%
U.S. Treasury Note/Bond
1.13%, 02/28/21	1,000	1,000,352
1.13%, 06/30/21	105	105,164
1.13%, 08/31/21	600	601,336
1.13%, 09/30/21	2,100	2,105,660
1.38%, 09/30/23	2,050	2,084,754
1.38%, 08/31/26	375	383,350
1.50%, 02/28/23	1,250	1,272,949
1.50%, 10/31/24	1,300	1,334,531
1.50%, 08/15/26	300	308,977
1.50%, 01/31/27	600	618,469
1.63%, 08/15/22	500	509,062
1.63%, 12/15/22	2,000	2,041,094
1.63%, 02/15/26	975	1,010,420
1.63%, 05/15/26	500	518,516
1.63%, 11/30/26	600	623,156
1.63%, 08/15/29	665	695,133
1.75%, 07/31/21	750	758,027
1.75%, 05/15/22	800	815,125
1.75%, 06/30/22	400	407,969
1.75%, 05/15/23	2,000	2,054,219
1.75%, 06/30/24(d)	600	621,281
1.75%, 12/31/24	350	363,727
1.75%, 12/31/26	750	785,273
1.88%, 11/30/21	400	406,562
1.88%, 01/31/22	105	106,920
1.88%, 02/28/22	875	891,680
1.88%, 05/31/22	300	306,562
1.88%, 07/31/22	1,450	1,484,324
1.88%, 09/30/22	500	512,773
1.88%, 10/31/22	500	513,008
1.88%, 08/31/24	360	375,103
1.88%, 06/30/26	175	184,270
2.00%, 01/15/21	250	251,914
2.00%, 02/15/22	1,800	1,838,180
2.00%, 11/30/22	600	618,141
2.00%, 04/30/24	780	814,673
2.00%, 06/30/24	300	313,875
2.00%, 02/15/25	1,425	1,498,811
2.00%, 08/15/25	800	844,000
2.00%, 11/15/26(d)	1,750	1,859,375
2.00%, 02/15/50	300	323,578
2.13%, 01/31/21	600	605,508
2.13%, 06/30/21	90	91,336
2.13%, 05/15/22	1,200	1,232,250
2.13%, 12/31/22	650	672,598
2.13%, 02/29/24	850	890,508
2.25%, 04/30/21	1,800	1,825,031
2.25%, 07/31/21	450	457,980
2.25%, 04/15/22	2,500	2,570,703
2.25%, 01/31/24	500	525,859
2.25%, 04/30/24	1,400	1,476,344
2.25%, 11/15/24	375	397,852
2.25%, 12/31/24	2,100	2,231,414
2.25%, 11/15/25	1,500	1,605,703
2.25%, 03/31/26	275	295,281
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
2.25%, 02/15/27	$300	$324,375
2.25%, 08/15/27	600	651,656
2.25%, 11/15/27	230	250,269
2.25%, 08/15/46	1,150	1,287,641
2.38%, 03/15/21	1,000	1,013,242
2.38%, 04/15/21	1,000	1,014,648
2.38%, 01/31/23	1,000	1,042,891
2.38%, 08/15/24	675	717,926
2.38%, 05/15/27	400	437,000
2.38%, 05/15/29	790	877,147
2.38%, 11/15/49(d)	875	1,020,332
2.50%, 12/31/20	720	728,100
2.50%, 01/31/21	2,150	2,176,959
2.50%, 02/15/22	1,250	1,288,428
2.50%, 03/31/23	900	944,227
2.50%, 05/15/24	475	506,098
2.50%, 02/15/45	1,100	1,282,359
2.50%, 02/15/46	750	877,500
2.50%, 05/15/46	850	995,828
2.63%, 05/15/21	1,800	1,834,312
2.63%, 06/15/21	1,200	1,224,656
2.63%, 07/15/21	300	306,621
2.63%, 03/31/25	600	650,203
2.63%, 01/31/26	550	601,605
2.63%, 02/15/29	715	807,727
2.75%, 06/30/25	1,000	1,093,281
2.75%, 02/15/28	225	253,969
2.75%, 08/15/42	475	575,715
2.75%, 11/15/42	925	1,121,129
2.88%, 09/30/23	125	133,701
2.88%, 04/30/25	560	614,512
2.88%, 05/31/25	275	302,113
2.88%, 05/15/28	1,000	1,141,406
2.88%, 08/15/28	900	1,030,078
2.88%, 05/15/43	400	494,875
2.88%, 08/15/45	795	990,645
2.88%, 05/15/49	185	236,713
3.00%, 05/15/42	170	214,147
3.00%, 05/15/45	285	361,995
3.00%, 11/15/45	200	254,813
3.00%, 02/15/47	475	611,785
3.00%, 08/15/48	555	722,020
3.00%, 02/15/49	375	489,961
3.13%, 11/15/28	275	321,277
3.13%, 11/15/41	225	288,563
3.13%, 02/15/43	500	642,500
3.13%, 05/15/48	750	994,922
3.38%, 05/15/44	520	697,450
3.50%, 02/15/39	50	67,031
3.63%, 08/15/43	225	312,012
3.63%, 02/15/44	220	305,834
3.75%, 11/15/43	300	424,031
3.88%, 08/15/40	300	424,125
4.38%, 02/15/38	1,000	1,474,220
4.38%, 11/15/39	150	224,227
4.50%, 02/15/36	600	872,906

60	2 0 2 0 I S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value
U.S. Government Obligations (continued)
4.63%, 02/15/40	$250	$385,937
		89,980,303
Total U.S. Government & Agency Obligations — 68.2%
(Cost: $145,165,772)		151,137,405

Short-Term Investments

Money Market Funds — 16.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.74%(h)(i)	33,438	33,461,769
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(h)(i)(j)	3,916	3,916,347
		37,378,116
Total Short-Term Investments — 16.9%
(Cost: $37,369,497)		37,378,116

Total Investments in Securities — 115.9%
(Cost: $247,080,556)		256,843,276

Other Assets, Less Liabilities — (15.9)%		(35,157,406)
Net Assets — 100.0%		$221,685,870

(a)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(b)	Zero-coupon bond.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	All or a portion of this security is on loan.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity. (g) TBA transaction.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period-end.

(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the year ended February 29, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares		Shares					Change in
	Held at		Held at					Unrealized
	02/28/19	Net Activity	02/29/20	Value at			Net Realized	Appreciation
Affiliated Issuer	(000)	(000)	(000)	02/29/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,596	28,842	33,438	$33,461,769	$249,174		$(597)	$7,651
BlackRock Cash Funds: Treasury, SL Agency Shares	218	3,698	3,916	3,916,347	3,940	(b)
				$37,378,116	$253,114		$(597)	$7,651

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v es t m e n t s	61

Schedule of Investments (continued)	iShares® ESG U.S. Aggregate Bond ETF
February 29, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 29, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$2,006,548	$—	$2,006,548
Corporate Bonds & Notes	—	59,573,776	—	59,573,776
Foreign Government Obligations	—	6,575,871	—	6,575,871
Municipal Debt Obligations	—	171,560	—	171,560
U.S. Government & Agency Obligations	—	151,137,405	—	151,137,405
Money Market Funds	37,378,116	—	—	37,378,116
	$37,378,116	$219,465,160	$—	$256,843,276

See notes to financial statements.

62	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities

February 29, 2020

	iShares	iShares	iShares
	ESG 1-5 Year	ESG USD	ESG
	USD Corporate	Corporate	U.S. Aggregate
	Bond ETF	Bond ETF	Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a)
Unaffiliated(b)	$261,142,071	$123,449,415	$219,465,160
Affiliated(c)	18,319,799	9,868,186	37,378,116
Cash	282,284	169	—
Receivables:
Investments sold	1,019,819	53,336	1,230,039
Securities lending income — Affiliated	2,238	1,517	225
Capital shares sold	45,502	31,878	295,576
Dividends	10,231	3,313	42,018
Interest	2,197,111	1,198,274	1,184,415
Total assets	283,019,055	134,606,088	259,595,549

LIABILITIES
Collateral on securities loaned, at value	9,633,803	7,600,588	3,816,348
Payables:
Investments purchased	1,783,093	31,878	34,079,671
Investment advisory fees	25,082	18,802	13,660
Total liabilities	11,441,978	7,651,268	37,909,679

NET ASSETS	$271,577,077	$126,954,820	$221,685,870

NET ASSETS CONSIST OF:
Paid-in capital	$265,495,004	$120,503,351	$211,254,907
Accumulated earnings	6,082,073	6,451,469	10,430,963
NET ASSETS	$271,577,077	$126,954,820	$221,685,870

Shares outstanding	10,550,000	4,650,000	4,000,000
Net asset value	$25.74	$27.30	$55.42
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None

(a) Securities loaned, at value.	$9,406,240	$7,385,760	$3,768,162
(b) Investments, at cost — Unaffiliated	$255,623,891	$117,311,409	$209,711,059
(c) Investments, at cost — Affiliated	$18,317,317	$9,866,409	$37,369,497

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	63

Statements of Operations

Year Ended February 29, 2020

	iShares	iShares	iShares
	ESG 1-5 Year	ESG USD	ESG
	USD Corporate	Corporate	U.S. Aggregate
	Bond ETF	Bond ETF	Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$61,885	$15,942	$251,189
Interest — Unaffiliated	3,685,496	1,931,376	2,515,514
Securities lending income — Affiliated — net	16,800	9,671	1,925
Other income — Unaffiliated	—	2,256	35
Total investment income	3,764,181	1,959,245	2,768,663

EXPENSES
Investment advisory fees	157,596	106,337	99,471
Total expenses	157,596	106,337	99,471

Less:
Investment advisory fees waived.	—	—	(11,106)
Total expenses after fees waived	157,596	106,337	88,365
Net investment income	3,606,585	1,852,908	2,680,298

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	296,901	123,895	587,866
Investments — Affiliated	(373)	(60)	(597)
In-kind redemptions — Unaffiliated	—	586,969	—
Net realized gain	296,528	710,804	587,269
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	5,346,435	6,352,377	8,679,606
Investments — Affiliated	1,908	1,397	7,651
Net change in unrealized appreciation (depreciation)	5,348,343	6,353,774	8,687,257
Net realized and unrealized gain	5,644,871	7,064,578	9,274,526
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,251,456	$8,917,486	$11,954,824

See notes to financial statements.

64	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares
	ESG 1-5 Year USD Corporate Bond		iShares
	ETF		ESG USD Corporate Bond ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	02/29/20	02/28/19	02/29/20	02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,606,585	$1,192,806	$1,852,908	$590,179
Net realized gain (loss)	296,528	(103,283)	710,804	(70,180)
Net change in unrealized appreciation (depreciation)	5,348,343	524,265	6,353,774	11,241
Net increase in net assets resulting from operations	9,251,456	1,613,788	8,917,486	531,240

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,360,749)	(1,088,039)	(1,632,739)	(557,704)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions.	195,232,994	45,324,306	94,146,137	13,271,442

NET ASSETS
Total increase in net assets	201,123,701	45,850,055	101,430,884	13,244,978
Beginning of year	70,453,376	24,603,321	25,523,936	12,278,958
End of year	$271,577,077	$70,453,376	$126,954,820	$25,523,936

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	65

Statements of Changes in Net Assets (continued)

	iShares
	ESG U.S. Aggregate Bond ETF
		Period From
	Year Ended	10 /18/18(a)
	02/29/20	to 02/28/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,680,298	$646,237
Net realized gain	587,269	73,515
Net change in unrealized appreciation (depreciation)	8,687,257	1,075,174
Net increase in net assets resulting from operations	11,954,824	1,794,926

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(2,800,466)	(518,321)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	156,160,859	55,094,048

NET ASSETS
Total increase in net assets	165,315,217	56,370,653
Beginning of period	56,370,653	—
End of period	$221,685,870	$56,370,653

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG 1-5 Year USD Corporate Bond ETF
			Period From
	Year Ended	Year Ended	07 /11/17	(a)
	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$24.72	$24.60	$25.00
Net investment income(b)	0.70	0.72	0.35
Net realized and unrealized gain (loss)(c)	1.02	0.06	(0.47)
Net increase (decrease) from investment operations	1.72	0.78	(0.12)

Distributions(d)
From net investment income	(0.70)	(0.66)	(0.28)
Total distributions	(0.70)	(0.66)	(0.28)
Net asset value, end of period	$25.74	$24.72	$24.60

Total Return
Based on net asset value	7.07%	3.23%	(0.47	)%(e)

Ratios to Average Net Assets
Total expenses	0.12%	0.12%	0.12	%(f)
Net investment income	2.75%	2.93%	2.20	%(f)

Supplemental Data
Net assets, end of period (000)	$271,577	$70,453	$24,603
Portfolio turnover rate(g)	24%	29%	30	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG USD Corporate Bond ETF
			Period From
	Year Ended	Year Ended	07 /11/17	(a)
	02/29/20	02/28/19	to 02/28/18

Net asset value, beginning of period	$24.31	$24.56	$24.98
Net investment income(b)	0.82	0.84	0.46
Net realized and unrealized gain (loss)(c)	2.97	(0.28)	(0.48)
Net increase (decrease) from investment operations	3.79	0.56	(0.02)

Distributions(d)
From net investment income	(0.80)	(0.81)	(0.40)
Total distributions	(0.80)	(0.81)	(0.40)
Net asset value, end of period.	$27.30	$24.31	$24.56

Total Return
Based on net asset value	15.85%	2.35%	(0.11	)%(e)

Ratios to Average Net Assets
Total expenses	0.18%	0.18%	0.18	%(f)
Net investment income	3.14%	3.48%	2.90	%(f)

Supplemental Data
Net assets, end of period (000)	$126,955	$25,524	$12,279
Portfolio turnover rate(g).	11%	20%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG U.S. Aggregate Bond ETF
		Period From
	Year Ended	10 /18/18(a)
	02/29/20	to 02/28/19

Net asset value, beginning of period.	$51.25	$50.00
Net investment income(b)	1.44	0.60
Net realized and unrealized gain(c)	4.38	1.12
Net increase from investment operations	5.82	1.72

Distributions(d)
From net investment income	(1.48)	(0.47)
From net realized gain	(0.17)	—
Total distributions	(1.65)	(0.47)

Net asset value, end of period	$55.42	$51.25

Total Return
Based on net asset value.	11.52%	3.46	%(e)

Ratios to Average Net Assets
Total expenses	0.10%	0.10	%(f)
Total expenses after fees waived	0.09%	0.09	%(f)
Net investment income	2.69%	3.21	%(f)

Supplemental Data
Net assets, end of period (000)	$221,686	$56,371
Portfolio turnover rate(g)(h)	266%	99	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate includes to-be-announced (TBA) transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	69

Notes to Financial Statements

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
ESG 1-5 Year USD Corporate Bond	Non-diversified
ESG USD Corporate Bond	Non-diversified
ESG U.S. Aggregate Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended February 29, 2020. The adjusted cost basis of securities at February 28, 2019 are as follows:

iShares ETF
ESG 1-5 Year USD Corporate Bond	$74,566,467
ESG USD Corporate Bond	27,259,879
ESG U.S. Aggregate Bond	59,490,356

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. Th Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

70	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

●	Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair valu hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

TBA Commitments: A fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The underlying mortgage pools to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. A fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the schedule of investments and the obligation to return the collateral is presented as a liability in the statement of assets and liabilities. Securities pledged as collateral by a fund, if any, are noted in the schedule of investments.

TBA Roll Transactions:A fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). TBA rolls are treated as purchase and sale transactions in which the fund realizes gains and losses. A fund’s use of TBA rolls may cause the fund to experience higher portfolio turnover and higher transactions costs. TBA rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon purchase price of those securities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government.

N o t e s t o F i n a n c i a l S t a t e m e n t s	71

Notes to Financial Statements (continued)

The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of February 29, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of February 29, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of February 29, 2020:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
ESG 1-5 Year USD Corporate Bond
Barclays Bank PLC	$23,567	$23,567		$—	$—
BofA Securities, Inc..	2,110,794	2,110,794		—	—
Citigroup Global Markets Inc.	222,323	222,323		—	—
Credit Suisse Securities (USA) LLC	557,254	557,254		—	—
JPMorgan Securities LLC	2,770,196	2,770,196		—	—
Morgan Stanley & Co. LLC	1,257,330	1,257,330		—	—
Wells Fargo Securities LLC	2,464,776	2,464,776		—	—
	$9,406,240	$9,406,240		$—	$—
ESG USD Corporate Bond
Barclays Bank PLC	$249,926	$249,926		$—	$—
BofA Securities, Inc.	1,596,926	1,596,926		—	—
Citadel Clearing LLC	179,062	179,062		—	—
Citigroup Global Markets Inc.	373,042	373,042		—	—
Credit Suisse Securities (USA) LLC	578,983	578,983		—	—
Jefferies LLC	117,319	117,319		—	—
JPMorgan Securities LLC	1,290,051	1,290,051		—	—
Morgan Stanley & Co. LLC	615,980	615,980		—	—
Scotia Capital (USA) Inc.	34,758	34,758		—	—
TD Prime Services LLC	64,511	64,511		—	—
Wells Fargo Securities LLC	2,285,202	2,285,202		—	—
	$7,385,760	$7,385,760		$—	$—
ESG U.S. Aggregate Bond
Barclays Capital Inc.	$46,547	$46,547		$—	$—
Citigroup Global Markets Inc.	47,086	47,086		—	—
JPMorgan Securities LLC	150,213	150,213		—	—
Morgan Stanley & Co. LLC	3,524,316	3,524,316		—	—
	$3,768,162	$3,768,162		$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

72	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG 1-5 Year USD Corporate Bond	0.12%
ESG USD Corporate Bond	0.18
ESG U.S. Aggregate Bond	0.10

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares ESG U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the year ended February 29, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
ESG 1-5 Year USD Corporate Bond.	$5,851
ESG USD Corporate Bond	3,347
ESG U.S. Aggregate Bond	607

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N o t e s t o F i n a n c i a l S t a t e m e n t s	73

Notes to Financial Statements (continued)

6.	PURCHASES AND SALES

For the year ended February 29, 2020, purchases and sales of investments, including TBA rolls and excluding in-kind transactions and short-term investments, were as follows:

	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG 1-5 Year USD Corporate Bond.	$—	$—	$51,965,448	$31,049,637
ESG USD Corporate Bond	1,282,432	1,278,179	12,274,691	5,458,059
ESG U.S. Aggregate Bond	306,202,623	262,457,637	4,148,517	4,742,851

For the year ended February 29, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
ESG 1-5 Year USD Corporate Bond	$166,317,628	$—
ESG USD Corporate Bond	94,810,138	10,072,879
ESG U.S. Aggregate Bond	111,308,917	—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 29, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of February 29, 2020, the following permanent differences attributable to the use of equalization and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

		Accumulated
iShares ETF	Paid-in Capital	Earnings
ESG USD Corporate Bond	$605,075	$(605,075)

The tax character of distributions paid was as follows:
	Year Ended	Year Ended
iShares ETF	02/29/20	02/28/19
ESG 1-5 Year USD Corporate Bond
Ordinary income.	$3,360,749	$1,088,039
ESG USD Corporate Bond
Ordinary income	$1,632,739	$557,704

	Year Ended	Period Ended
iShares ETF	02/29/20	02/28/19
ESG U.S. Aggregate Bond
Ordinary income	$2,796,640	$518,321
Long-term capital gains	3,826	—
	$2,800,466	$518,321

As of February 29, 2020, the tax components of accumulated net earnings (losses) were as follows:

	Undistributed	Undistributed	Net Unrealized
iShares ETF	Ordinary Income	Long-Term Capital Gains	Gains (Losses)	(a)	Total
ESG 1-5 Year USD Corporate Bond	$503,563	$88,268	$5,490,242		$6,082,073
ESG USD Corporate Bond	310,929	7,917	6,132,623		6,451,469
ESG U.S. Aggregate Bond	505,708	169,808	9,755,447		10,430,963

74	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

(a) The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

For the year ended February 29, 2020, the Funds utilized the following amounts of their capital loss carryforwards as follows:

iShares ETF	Utilized
ESG 1-5 Year USD Corporate Bond	$126,563
ESG USD Corporate Bond	71,061

As of February 29, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
ESG 1-5 Year USD Corporate Bond	$273,971,628	$5,523,926	$(33,684)	$5,490,242
ESG USD Corporate Bond	127,184,978	6,197,942	(65,319)	6,132,623
ESG U.S. Aggregate Bond	247,087,829	9,789,927	(34,480)	9,755,447

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of

N o t e s t o F i n a n c i a l S t a t e m e n t s	75

Notes to Financial Statements (continued)

financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended		Year Ended
	02/29/20		02/28/19
iShares ETF	Shares	Amount	Shares	Amount
ESG 1-5 Year USD Corporate Bond
Shares sold	7,700,000	$195,232,994	2,100,000	$51,503,980
Shares redeemed	—	—	(250,000)	(6,179,674)
Net increase	7,700,000	$195,232,994	1,850,000	$45,324,306
ESG USD Corporate Bond
Shares sold	4,000,000	$105,045,461	550,000	$13,271,442
Shares redeemed	(400,000)	(10,899,324)	—	—
Net increase	3,600,000	$94,146,137	550,000	$13,271,442

	Year Ended		Period
	02/29/20		02/28/19
iShares ETF	Shares	Amount	Shares	Amount
ESG U.S. Aggregate Bond
Shares sold	2,900,000	$156,160,859	1,100,000	$55,094,048

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the

76	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (continued)

Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	77

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares ESG 1-5 Year USD Corporate Bond ETF,

iShares ESG USD Corporate Bond ETF and iShares ESG U.S. Aggregate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares ESG 1-5 Year USD Corporate Bond ETF, iShares ESG USD Corporate Bond ETF and iShares ESG U.S. Aggregate Bond ETF (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020 and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year ended February 29, 2020, and the changes in each of their net assets for the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

iShares ESG 1-5 Year USD Corporate Bond ETF and iShares ESG USD Corporate Bond ETF: statements of changes in net assets for each of the two years in the period ended February 29, 2020

iShares ESG U.S. Aggregate Bond ETF: statement of changes in net assets for the year ended February 29, 2020 and for the period October 18, 2018 (commencement of operations) through February 28, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

April 21, 2020

We have served as the auditor of one or more BlackRock investment companies since 2000.

78	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Important Tax Information (unaudited)

For the fiscal year ended February 29, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Interest-Related
iShares ETF	Dividends
ESG 1-5 Year USD Corporate Bond	$2,651,010
ESG USD Corporate Bond	1,480,530
ESG U.S. Aggregate Bond	2,438,510

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 29, 2020:

Federal Obligation
iShares ETF	Interest
ESG 1-5 Year USD Corporate Bond.	$27,315
ESG USD Corporate Bond.	7,037
ESG U.S. Aggregate Bond.	878,749

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended February 29, 2020:

		20% Rate
	Short-Term	Long-Term
	Capital Gain	Capital Gain
iShares ETF	Dividends	Dividends
ESG USD Corporate Bond	$—	$4,248
ESG U.S. Aggregate Bond	362,476	3,826

I m p o r t a n t T a x I n f o r ma t i o n	79

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares ESG 1-5 Year USD Corporate Bond ETF, iShares ESG USD Corporate Bond ETF and iShares ESG U.S. Aggregate Bond ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

80	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions				% Breakdown of the Total Cumulative
	for the Fiscal Year				Distributions for the Fiscal Year
	Net				Net
	Investment	Net Realized	Return of	Total Per	Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
ESG 1-5 Year USD Corporate Bond(a).	$0.691740	$—	$0.011176	$0.702916	98%	—%	2%	100%
ESG USD Corporate Bond(a)	0.795608	—	0.005556	0.801164	99	—	1	100
ESG U.S. Aggregate Bond	1.483449	0.166501	—	1.649950	90	10	—	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the date a Fund began trading on the secondary market, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. Premium/discount ranges with no trading days are omitted. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares ESG 1-5 Year USD Corporate Bond ETF

Period Covered: July 13, 2017 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 1.0% and Less than 1.5%	1	0.16%
Greater than 0.0% and Less than 0.5%	616	99.04
At NAV	5	0.80
	622	100.00%

S u p p l e m e n t a l I n f o r m a t i o n	81

Supplemental Information (unaudited) (continued)

iShares ESG USD Corporate Bond ETF

Period Covered: July 13, 2017 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.5% and Less than 1.0%	74	11.90%
Greater than 0.0% and Less than 0.5%	530	85.20
At NAV	8	1.29
Less than 0.0% and Greater than –0.5%.	10	1.61
	622	100.00%

iShares ESG U.S. Aggregate Bond ETF

Period Covered: October 23, 2018 through December 31, 2019

	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 0.0% and Less than 0.5%	294	98.33%
At NAV	1	0.33
Less than 0.0% and Greater than –0.5%.	4	1.34
	299	100.00%

82	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Trustee and Officer Information

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFAor its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 366 funds as of February 29, 2020. With the exception of Robert S. Kapito, Salim Ramji and Charles Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito(a) (63)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Salim Ramji(b) (49)	Trustee (since 2019).	Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2019); Head of BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey & Company (2010-2014).	Director of iShares, Inc. (since 2019); Trustee of iShares U.S. ETF Trust (since 2019).

(a)	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)	Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (70)	Trustee (since 2005); Independent Board Chair (since 2016).	Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance, Technology and Quality Committees of Stanford Health Care (since 2016); Member of the Audit Committee (since 2018) and Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Thrivent Church Loan and Income Fund (since 2019).
Jane D. Carlin (64)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the Nominating and Governance Committee (2017-2018) and Director of PHH Corporation (mortgage solutions) (2012-2018); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012). Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Member of the Audit Committee (since 2016) and Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (65)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

T r u s t e e a n d O f f i c e r I n for m at i o n	83

Trustee and Officer Information (continued)

Independent Trustees (continued)

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (64)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2019).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
Drew E. Lawton (60)	Trustee (since 2017); 15(c)Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
John E. Martinez (58)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011); Director of Cloudera Foundation (since 2017); and Director of Reading Partners (2012-2016).
Madhav V. Rajan (55)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers

Principal Occupation(s)
Name (Age)	Position(s)	During the Past 5 Years
Armando Senra (48)	President (since 2019).	Managing Director, BlackRock, Inc. (since 2007); Head of U.S., Canada and Latam iShares, BlackRock, Inc. (since 2019); Head of Latin America Region, BlackRock, Inc. (2006-2019); Managing Director, Bank of America Merrill Lynch (1994-2006).
Trent Walker (45)	Treasurer and Chief Financial Officer (since 2020).

Managing Director of BlackRock, Inc. (since September 2019); Executive Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer (2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Charles Park (52)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Deepa Damre (44)	Secretary (since 2019).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2009-2013).
Scott Radell (51)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).
Alan Mason (59)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Marybeth Leithead (57)	Executive Vice President (since 2019).	Managing Director, BlackRock, Inc. (since 2017); Chief Operating Officer of Americas iShares (since 2017); Portfolio Manager, Municipal Institutional & Wealth Management (2009-2016).

84	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.
●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	85

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond
GO	General Obligation

86	2020 i S h a r e s A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-209-0220

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock's General Counsel, and retains the alternative option of anonymous reporting following "whistleblower" policies. Other non"material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant's audit committee are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-eight series of the registrant for which the fiscal year-end is February 29, 2020 (the "Funds"), and whose annual financial statements are reported in Item 1.

(a)Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds' annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $364,050 for the fiscal year ended February 28, 2019 and $365,400 for the fiscal year ended February 29, 2020.

(b)Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2019 and February 29, 2020 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (a) of this Item.

(c)Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $105,868 for the fiscal year ended February 28, 2019 and $105,868 for the fiscal year ended February 29, 2020. These services related to the review of the Funds' tax returns and excise tax calculations.

(d)All Other Fees – There were no other fees billed in each of the fiscal years ended February 28, 2019 and February 29, 2020 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) The registrant's audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant's financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant's investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2)There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)None of the hours expended on the principal accountant's engagement to audit the Funds' financial statements for the fiscal year ended February 29, 2020 were attributable to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)The aggregate non-audit fees billed by the registrant's principal accountant for services rendered to the Funds, and rendered to the registrant's investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $105,868 for the fiscal year ended February 28, 2019 and $105,868 for the fiscal year ended February 29, 2020.

(h)The registrant's audit committee has considered whether the provision of non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant's independence, and has determined that the provision of these services, if any, does not compromise the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a)The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant's audit committee members are Richard L. Fagnani, John E. Kerrigan, and Madhav V. Rajan.

(b)Not applicable.

Item 6. Investments.

(a)Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a)The President (the registrant's Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant's Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a)(2) Section 302 Certifications are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra

Armando Senra, President (Principal Executive Officer)

Date:	May 05, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra

Armando Senra, President (Principal Executive Officer)

Date:	May 05, 2020

By: /s/ Trent Walker

Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 05, 2020